UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04146

JOHN HANCOCK TRUST

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

GORDON M. SHONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-2168

Date of fiscal year end: December 31, 2008
Date of reporting period: September 30, 2008

Item 1. Schedule of Investments.

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited)
(showing percentage of total net assets)

500 Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.99%

Basic Materials - 3.83%
Air Products & Chemicals, Inc.	37,694	$2,581,662
AK Steel Holding Corp.	19,965	517,493
Alcoa, Inc.	144,732	3,268,048
Allegheny Technologies, Inc.	17,845	527,320
Ashland, Inc.	10,090	295,032
Biogen Idec, Inc. *	51,647	2,597,328
CF Industries Holdings, Inc.	10,052	919,356
Dow Chemical Company	164,585	5,230,511
E.I. Du Pont de Nemours & Company	160,528	6,469,278
Eastman Chemical Company	13,593	748,430
Ecolab, Inc.	31,238	1,515,668
Eli Lilly & Company	178,028	7,838,573
Freeport-McMoRan Copper & Gold, Inc.,
Class B	68,320	3,883,992
Hercules, Inc.	20,055	396,888
International Flavors & Fragrances, Inc.	13,979	551,611
International Paper Company	76,077	1,991,696
MeadWestvaco Corp.	30,389	708,368
Monsanto Company	97,865	9,686,678
Newmont Mining Corp.	81,259	3,149,599
Nucor Corp.	56,330	2,225,035
Plum Creek Timber Company, Inc.	30,450	1,518,237
PPG Industries, Inc.	29,203	1,703,119
Praxair, Inc.	56,047	4,020,812
Rohm & Haas Company	22,037	1,542,590
Sherwin-Williams Company	17,556	1,003,501
Sigma-Aldrich Corp.	22,414	1,174,942
Titanium Metals Corp.	15,142	171,710
United States Steel Corp.	20,905	1,622,437
Weyerhaeuser Company	37,595	2,277,505

		70,137,419
Communications - 10.13%
Akamai Technologies, Inc. *	30,092	524,804
Amazon.com, Inc. *	56,840	4,135,678
American Tower Corp., Class A *	70,097	2,521,389
AT&T, Inc.	1,048,578	29,276,298
CBS Corp., Class B	120,983	1,763,932
CenturyTel, Inc.	18,212	667,470
Ciena Corp. *	16,071	161,996
Cisco Systems, Inc. *	1,051,093	23,712,658
Comcast Corp., Class A	519,249	10,192,858
Corning, Inc.	280,769	4,391,227
DIRECTV Group, Inc. *	102,712	2,687,973
eBay, Inc. *	194,391	4,350,471
Embarq Corp.	25,357	1,028,226
Expedia, Inc. *	37,234	562,606
Frontier Communications Corp.	56,221	646,541
Gannett Company, Inc.	40,590	686,377
Google, Inc., Class A *	42,523	17,031,312
Harris Corp.	23,878	1,103,164
Interpublic Group of Companies, Inc. *	84,782	657,060
JDS Uniphase Corp. *	38,146	322,715
Juniper Networks, Inc. *	96,716	2,037,806
McGraw-Hill Companies, Inc.	56,512	1,786,344
Meredith Corp.	6,441	180,606
Monster Worldwide, Inc. *	22,060	328,915

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
Motorola, Inc.	403,094	$2,878,091
News Corp., Class A	408,534	4,898,323
Omnicom Group, Inc.	56,726	2,187,355
QUALCOMM, Inc.	291,986	12,546,638
Qwest Communications International, Inc. (a)	264,113	853,085
Scripps Networks Interactive, Inc., Class A	15,992	580,670
Sprint Nextel Corp.	507,865	3,097,976
Symantec Corp. *	149,306	2,923,411
Tellabs, Inc. *	70,742	287,212
The New York Times Company, Class A	20,723	296,132
The Washington Post Company, Class B	1,066	593,506
Time Warner, Inc.	637,514	8,357,809
VeriSign, Inc. *	34,379	896,604
Verizon Communications, Inc.	506,715	16,260,484
Viacom, Inc., Class B *	110,484	2,744,423
Walt Disney Company	333,884	10,246,900
Windstream Corp.	78,222	855,749
Yahoo!, Inc. *	246,582	4,265,869

		185,528,663
Consumer, Cyclical - 7.83%
Abercrombie & Fitch Company, Class A	15,487	610,962
AutoNation, Inc. *	19,175	215,527
AutoZone, Inc. *	7,433	916,786
Bed Bath & Beyond, Inc. *	46,337	1,455,445
Best Buy Company, Inc.	60,104	2,253,900
Big Lots, Inc. *	14,595	406,179
Carnival Corp.	77,750	2,748,463
Centex Corp.	21,988	356,206
Cintas Corp.	23,518	675,202
Coach, Inc. *	59,945	1,501,023
Costco Wholesale Corp.	77,362	5,023,115
CVS Caremark Corp.	255,371	8,595,788
D.R. Horton, Inc.	49,013	638,149
Darden Restaurants, Inc.	24,991	715,492
Dillard's, Inc., Class A (a)	10,181	120,136
Family Dollar Stores, Inc.	24,857	589,111
Fastenal Company	22,993	1,135,624
Ford Motor Company *	402,376	2,092,355
GameStop Corp., Class A *	29,067	994,382
General Motors Corp.	100,741	952,002
Genuine Parts Company	28,791	1,157,686
Goodyear Tire & Rubber Company *	42,908	656,921
Harley-Davidson, Inc.	41,873	1,561,863
Harman International Industries, Inc.	10,415	354,839
Hasbro, Inc.	22,341	775,680
Home Depot, Inc.	302,219	7,824,450
International Game Technology	55,089	946,429
J.C. Penney Company, Inc.	39,516	1,317,463
Johnson Controls, Inc.	105,654	3,204,486
Jones Apparel Group, Inc.	14,845	274,781
KB Home	13,393	263,574
Kohl's Corp. *	54,192	2,497,167
Lennar Corp., Class A	25,152	382,059
Limited Brands, Inc.	50,780	879,510
Liz Claiborne, Inc.	16,864	277,076
Lowe's Companies, Inc.	260,798	6,178,305

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Macy's, Inc.	74,831	$1,345,461
Marriott International, Inc., Class A	52,582	1,371,864
Mattel, Inc.	64,150	1,157,266
McDonald's Corp.	200,121	12,347,466
Newell Rubbermaid, Inc.	49,306	851,022
NIKE, Inc., Class B	69,810	4,670,289
Nordstrom, Inc.	28,377	817,825
Office Depot, Inc. *	48,931	284,778
PACCAR, Inc.	64,652	2,469,060
Polo Ralph Lauren Corp., Class A	10,116	674,130
Pulte Homes, Inc.	38,017	531,097
RadioShack Corp.	23,334	403,212
Sears Holdings Corp. * (a)	10,122	946,407
Southwest Airlines Company	130,593	1,894,904
Staples, Inc.	126,520	2,846,700
Starbucks Corp. *	130,000	1,933,100
Starwood Hotels & Resorts Worldwide, Inc.	33,223	934,895
Target Corp.	134,281	6,586,483
The Gap, Inc.	83,547	1,485,466
The TJX Companies, Inc.	74,628	2,277,647
Tiffany & Company	22,066	783,784
VF Corp.	15,503	1,198,537
W.W. Grainger, Inc.	11,530	1,002,764
Walgreen Company	176,136	5,453,171
Wal-Mart Stores, Inc.	398,998	23,895,990
Wendy's/Arby's Group, Inc. *	66,627	350,458
Whirlpool Corp.	13,245	1,050,196
Wyndham Worldwide Corp.	31,578	496,090
Yum! Brands, Inc.	83,403	2,719,772

		143,327,970
Consumer, Non-cyclical - 22.15%
Abbott Laboratories	274,297	15,794,021
Allergan, Inc.	54,717	2,817,925
Altria Group, Inc.	366,501	7,271,380
AmerisourceBergen Corp.	28,196	1,061,579
Amgen, Inc. *	188,263	11,158,348
Anheuser-Busch Companies, Inc.	127,944	8,301,007
Apollo Group, Inc., Class A *	18,897	1,120,592
Archer-Daniels-Midland Company	114,639	2,511,740
Avery Dennison Corp.	18,948	842,807
Avon Products, Inc.	75,747	3,148,803
Barr Pharmaceuticals, Inc. *	19,365	1,264,534
Baxter International, Inc.	111,683	7,329,755
Becton, Dickinson & Company	43,340	3,478,468
Boston Scientific Corp. *	267,018	3,276,311
Bristol-Myers Squibb Company	352,245	7,344,308
Brown Forman Corp., Class B	13,960	1,002,468
C.R. Bard, Inc.	17,676	1,676,922
Campbell Soup Company	37,681	1,454,487
Cardinal Health, Inc.	63,906	3,149,288
Celgene Corp. *	80,940	5,121,883
Clorox Company	24,571	1,540,356
Coca-Cola Enterprises, Inc.	56,422	946,197
Colgate-Palmolive Company	89,988	6,780,596
ConAgra Foods, Inc.	80,607	1,568,612
Constellation Brands, Inc., Class A *	34,490	740,155

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Convergys Corp. *	21,677	$320,386
Coventry Health Care, Inc. *	26,356	857,888
Covidien, Ltd.	89,290	4,800,230
DaVita, Inc. *	18,576	1,059,018
Dean Foods Company *	27,109	633,266
Equifax, Inc.	22,820	786,149
Estee Lauder Companies, Inc., Class A	20,431	1,019,711
Express Scripts, Inc. *	43,884	3,239,517
Forest Laboratories, Inc. *	54,247	1,534,105
Fortune Brands, Inc.	26,676	1,530,135
General Mills, Inc.	59,823	4,111,037
Genzyme Corp. *	47,803	3,866,785
Gilead Sciences, Inc. *	163,686	7,460,808
H & R Block, Inc.	58,379	1,328,122
H.J. Heinz Company	55,571	2,776,883
Hershey Company	29,488	1,165,956
Hospira, Inc. *	28,372	1,083,810
Intuitive Surgical, Inc. *	6,910	1,665,172
Johnson & Johnson	497,242	34,448,926
Kellogg Company	44,557	2,499,648
Kimberly-Clark Corp.	73,882	4,790,509
King Pharmaceuticals, Inc. *	43,860	420,179
Kraft Foods, Inc., Class A	270,127	8,846,659
Laboratory Corp. of America Holdings *	19,787	1,375,197
Lorillard, Inc.	30,948	2,201,950
McCormick & Company, Inc.	22,946	882,274
McKesson Corp.	49,095	2,641,802
Medco Health Solutions, Inc. *	89,982	4,049,190
Medtronic, Inc.	200,765	10,058,327
Merck & Company, Inc.	381,224	12,031,429
Millipore Corp. *	9,820	675,616
Molson Coors Brewing Company, Class B	26,804	1,253,087
Moody's Corp.	35,124	1,194,216
Mylan, Inc. *	54,180	618,736
Patterson Companies, Inc. *	16,207	492,855
Paychex, Inc.	57,091	1,885,716
Pepsi Bottling Group, Inc.	24,301	708,860
PepsiCo, Inc.	278,563	19,853,185
Pfizer, Inc.	1,199,467	22,118,171
Philip Morris International, Inc.	366,764	17,641,348
Procter & Gamble Company	539,914	37,626,607
Quest Diagnostics, Inc.	28,124	1,453,167
R.R. Donnelley & Sons Company	37,366	916,588
Reynolds American, Inc.	30,248	1,470,658
Robert Half International, Inc.	27,742	686,615
Safeway, Inc.	77,473	1,837,660
Sara Lee Corp.	125,692	1,587,490
Schering-Plough Corp.	289,252	5,342,484
St. Jude Medical, Inc. *	60,817	2,644,931
Stryker Corp.	44,019	2,742,384
SUPERVALU, Inc.	37,794	820,130
Sysco Corp.	107,117	3,302,417
Tenet Healthcare Corp. *	73,812	409,657
The Coca-Cola Company	353,717	18,704,555
The Kroger Company	116,532	3,202,299
Tyson Foods, Inc., Class A	53,388	637,453

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
UnitedHealth Group, Inc.	216,664	$5,501,099
UST, Inc.	26,254	1,746,941
Varian Medical Systems, Inc. *	22,215	1,269,143
Watson Pharmaceuticals, Inc. *	18,588	529,758
WellPoint, Inc. *	90,985	4,255,368
Western Union Company	129,739	3,200,661
Whole Foods Market, Inc. (a)	24,962	499,989
William Wrigley, Jr. Company	38,334	3,043,720
Wyeth	237,266	8,764,606
Zimmer Holdings, Inc. *	40,077	2,587,371

		405,413,151
Diversified - 0.08%
Leucadia National Corp.	31,487	1,430,769

Energy - 13.51%
Anadarko Petroleum Corp.	83,358	4,043,697
Apache Corp.	59,511	6,205,807
Baker Hughes, Inc.	54,846	3,320,377
BJ Services Company	52,340	1,001,264
Cabot Oil & Gas Corp.	18,390	664,615
Cameron International Corp. *	38,734	1,492,808
Chesapeake Energy Corp.	92,749	3,325,979
Chevron Corp.	365,565	30,151,801
ConocoPhillips	270,428	19,808,851
CONSOL Energy, Inc.	32,596	1,495,830
Devon Energy Corp.	78,612	7,169,414
Duke Energy Corp.	225,071	3,922,988
El Paso Corp.	124,770	1,592,065
ENSCO International, Inc.	25,500	1,469,565
EOG Resources, Inc.	44,271	3,960,484
Exxon Mobil Corp.	924,201	71,773,450
Halliburton Company	156,028	5,053,747
Hess Corp.	50,363	4,133,795
Marathon Oil Corp.	125,543	5,005,399
Massey Energy Company	15,047	536,726
Murphy Oil Corp.	33,885	2,173,384
Nabors Industries, Ltd. *	49,850	1,242,262
National Oilwell Varco, Inc. *	74,267	3,730,431
Noble Corp.	47,888	2,102,283
Noble Energy, Inc.	30,729	1,708,225
Occidental Petroleum Corp.	145,388	10,242,585
Peabody Energy Corp.	48,389	2,177,505
Pioneer Natural Resources Company	21,000	1,097,880
Questar Corp.	30,851	1,262,423
Range Resources Corp.	27,598	1,183,126
Rowan Companies, Inc.	20,107	614,269
Schlumberger, Ltd.	213,452	16,668,467
Smith International, Inc.	38,433	2,253,711
Southwestern Energy Company *	61,065	1,864,925
Spectra Energy Corp.	109,401	2,603,744
Sunoco, Inc.	20,794	739,851
Tesoro Corp.	24,536	404,599
Transocean, Inc. *	56,767	6,235,287
Valero Energy Corp.	93,089	2,820,597
Weatherford International, Ltd. *	121,112	3,044,756
Williams Companies, Inc.	102,539	2,425,047

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
XTO Energy, Inc.	97,745	$4,547,097

		247,271,116
Financial - 15.82%
Aetna, Inc.	83,915	3,030,171
AFLAC, Inc.	84,735	4,978,181
Allstate Corp.	96,356	4,443,939
American Capital, Ltd. * (a)	36,833	939,610
American Express Company	206,296	7,309,067
American International Group, Inc.	478,441	1,593,208
Ameriprise Financial, Inc.	38,601	1,474,558
Aon Corp.	49,408	2,221,384
Apartment Investment & Management
Company, Class A, REIT	15,234	533,495
Assurant, Inc.	21,102	1,160,610
Avalon Bay Communities, Inc., REIT	13,709	1,349,240
Bank of America Corp.	811,409	28,399,315
Bank of New York Mellon Corp.	203,927	6,643,942
BB&T Corp.	97,774	3,695,857
Boston Properties, Inc., REIT	21,319	1,996,737
Capital One Financial Corp.	66,857	3,409,707
CB Richard Ellis Group, Inc. *	30,605	409,189
Charles Schwab Corp.	165,995	4,315,870
Chubb Corp.	64,156	3,522,164
CIGNA Corp.	48,907	1,661,860
Cincinnati Financial Corp.	28,893	821,717
CIT Group, Inc.	50,776	353,401
Citigroup, Inc.	968,933	19,872,816
CME Group, Inc.	11,939	4,435,458
Comerica, Inc.	26,771	877,821
Developers Diversified Realty Corp., REIT	21,401	678,198
Discover Financial Services	85,293	1,178,749
E*TRADE Financial Corp. *	95,592	267,658
Equity Residential, REIT	48,208	2,140,917
Federated Investors, Inc., Class B	15,636	451,099
Fidelity National Information Services, Inc.	33,758	623,173
Fifth Third Bancorp	102,763	1,222,880
First Horizon National Corp.	35,898	336,003
Franklin Resources, Inc.	27,094	2,387,794
General Growth Properties, Inc., REIT	40,489	611,384
Genworth Financial, Inc., Class A	77,059	663,478
Goldman Sachs Group, Inc.	77,264	9,889,792
Hartford Financial Services Group, Inc.	53,611	2,197,515
HCP, Inc., REIT	44,776	1,796,861
Host Hotels & Resorts, Inc., REIT	92,432	1,228,421
Hudson City Bancorp, Inc.	92,469	1,706,053
Humana, Inc. *	30,052	1,238,142
Huntington BancShares, Inc.	65,151	520,556
IntercontinentalExchange, Inc. *	13,413	1,082,161
Invesco, Ltd.	68,818	1,443,802
Janus Capital Group, Inc.	28,436	690,426
JPMorgan Chase & Company	655,100	30,593,170
KeyCorp	88,018	1,050,935
Kimco Realty Corp., REIT	40,405	1,492,561
Legg Mason, Inc.	25,221	959,911
Lincoln National Corp.	45,699	1,956,374
Loews Corp.	64,431	2,544,380

The accompanying notes are an integral part of the financial statements.
3

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
M&T Bank Corp.	13,727	$1,225,135
Marsh & McLennan Companies, Inc.	91,263	2,898,513
Marshall & Ilsley Corp.	46,163	930,184
MBIA, Inc. (a)	34,788	413,977
Merrill Lynch & Company, Inc.	272,503	6,894,326
MetLife, Inc.	122,186	6,842,416
MGIC Investment Corp.	22,255	156,453
Morgan Stanley	197,334	4,538,682
National City Corp. (a)	135,447	237,032
Northern Trust Corp.	39,332	2,839,770
NYSE Euronext	47,331	1,854,429
PNC Financial Services Group, Inc.	61,654	4,605,554
Principal Financial Group, Inc.	46,114	2,005,498
Progressive Corp.	120,205	2,091,567
ProLogis, REIT	46,703	1,927,433
Prudential Financial, Inc.	75,979	5,470,488
Public Storage, Inc., REIT	22,283	2,206,240
Regions Financial Corp.	123,630	1,186,848
Simon Property Group, Inc., REIT	40,043	3,884,171
SLM Corp. *	83,149	1,026,059
Sovereign Bancorp, Inc.	96,699	381,961
State Street Corp.	76,824	4,369,749
SunTrust Banks, Inc.	62,934	2,831,401
T. Rowe Price Group, Inc.	46,040	2,472,808
The Travelers Companies, Inc.	105,125	4,751,650
Torchmark Corp.	15,522	928,216
U.S. Bancorp	309,974	11,165,263
Unum Group	61,476	1,543,048
Vornado Realty Trust, REIT	24,370	2,216,451
Wachovia Corp.	384,139	1,344,486
Wells Fargo & Company	588,784	22,097,063
XL Capital, Ltd., Class A	55,528	996,172
Zions Bancorp (a)	20,405	789,673

		289,524,426
Industrial - 11.03%
3M Company	124,376	8,496,125
Allied Waste Industries, Inc. *	60,299	669,922
Amphenol Corp., Class A	31,400	1,260,396
Applied Biosystems, Inc.	30,161	1,033,014
Ball Corp.	17,204	679,386
Bemis Company, Inc.	17,732	464,756
Black & Decker Corp.	10,671	648,263
Boeing Company	131,716	7,553,913
Burlington Northern Santa Fe Corp.	50,251	4,644,700
C.H. Robinson Worldwide, Inc.	30,252	1,541,642
Caterpillar, Inc.	108,313	6,455,455
Cooper Industries, Ltd., Class A	30,960	1,236,852
CSX Corp.	72,534	3,958,180
Cummins, Inc.	36,068	1,576,893
Danaher Corp.	45,401	3,150,829
Deere & Company	75,980	3,761,010
Dover Corp.	33,425	1,355,384
Eastman Kodak Company	51,280	788,686
Eaton Corp.	29,573	1,661,411
Emerson Electric Company	138,068	5,631,794
Expeditors International of Washington, Inc.	37,910	1,320,784

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
FedEx Corp.	55,372	$4,376,603
Fluor Corp.	31,851	1,774,101
General Dynamics Corp.	70,687	5,203,977
General Electric Company	1,770,114	45,137,907
Goodrich Corp.	22,261	926,058
Honeywell International, Inc.	132,462	5,503,796
Illinois Tool Works, Inc.	71,159	3,163,017
Ingersoll-Rand Company, Ltd., Class A	56,678	1,766,653
ITT Corp.	32,339	1,798,372
Jabil Circuit, Inc.	37,372	356,529
Jacobs Engineering Group, Inc. *	21,782	1,182,980
KLA-Tencor Corp.	30,823	975,548
Leggett & Platt, Inc.	28,602	623,238
Lockheed Martin Corp.	59,241	6,496,960
Manitowoc Company, Inc.	23,181	360,464
Masco Corp.	64,057	1,149,183
Molex, Inc.	25,385	569,893
Norfolk Southern Corp.	66,761	4,420,246
Northrop Grumman Corp.	60,059	3,635,972
Pactiv Corp. *	23,295	578,415
Pall Corp.	21,330	733,539
Parker-Hannifin Corp.	29,827	1,580,831
PerkinElmer, Inc.	21,265	530,987
Precision Castparts Corp.	24,796	1,953,429
Rockwell Automation, Inc.	25,906	967,330
Rockwell Collins, Inc.	28,366	1,364,121
Ryder Systems, Inc.	10,045	622,790
Sealed Air Corp.	28,130	618,579
Snap-on, Inc.	10,220	538,185
Stanley Works	13,982	583,609
Terex Corp. *	17,295	527,843
Textron, Inc.	44,224	1,294,879
Thermo Fisher Scientific, Inc. *	74,558	4,100,690
Tyco Electronics, Ltd.	84,041	2,324,574
Tyco International, Ltd.	84,488	2,958,770
Union Pacific Corp.	90,600	6,447,096
United Parcel Service, Inc., Class B	179,389	11,281,774
United Technologies Corp.	171,594	10,305,936
Vulcan Materials Company	19,543	1,455,953
Waste Management, Inc.	87,271	2,748,164
Waters Corp. *	17,613	1,024,724

		201,853,110
Technology - 11.37%
Adobe Systems, Inc. *	94,387	3,725,455
Advanced Micro Devices, Inc. *	108,042	567,220
Affiliated Computer Services, Inc., Class A *	17,307	876,253
Agilent Technologies, Inc. *	63,620	1,886,969
Altera Corp.	53,526	1,106,918
Analog Devices, Inc.	51,681	1,361,794
Apple, Inc. *	157,629	17,916,112
Applied Materials, Inc.	238,730	3,611,985
Autodesk, Inc. *	40,027	1,342,906
Automatic Data Processing, Inc.	90,545	3,870,799
BMC Software, Inc. *	33,813	968,066
Broadcom Corp., Class A *	78,532	1,463,051
CA, Inc.	70,084	1,398,877

The accompanying notes are an integral part of the financial statements.
4

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
Citrix Systems, Inc. *	32,452	$819,737
Cognizant Technology Solutions Corp.,
Class A *	51,891	1,184,672
Computer Sciences Corp. *	26,929	1,082,276
Compuware Corp. *	45,355	439,490
Dell, Inc. *	310,131	5,110,959
Electronic Arts, Inc. *	56,730	2,098,443
EMC Corp. *	368,422	4,406,327
Fiserv, Inc. *	29,188	1,381,176
Hewlett-Packard Company	435,784	20,150,652
IMS Health, Inc.	32,361	611,946
Intel Corp.	1,000,357	18,736,687
International Business Machines Corp.	241,075	28,196,132
Intuit, Inc. *	57,119	1,805,532
L-3 Communications Holdings, Inc.	21,605	2,124,204
Lexmark International, Inc. *	15,654	509,851
Linear Technology Corp.	39,417	1,208,525
LSI Logic Corp. *	114,523	613,843
MasterCard, Inc., Class A	12,872	2,282,592
MEMC Electronic Materials, Inc. *	40,195	1,135,911
Microchip Technology, Inc.	32,763	964,215
Micron Technology, Inc. *	135,418	548,443
Microsoft Corp.	1,397,164	37,290,307
National Semiconductor Corp.	34,691	597,032
NetApp, Inc. *	58,255	1,061,989
Novell, Inc. *	61,433	315,766
Novellus Systems, Inc. *	17,643	346,509
NVIDIA Corp. *	99,036	1,060,676
Oracle Corp. *	697,232	14,160,782
Pitney Bowes, Inc.	36,972	1,229,689
QLogic Corp. *	23,342	358,533
Raytheon Company	74,182	3,969,479
Salesforce.com, Inc. *	18,516	896,174
SanDisk Corp. *	40,037	782,723
Sun Microsystems, Inc. *	133,978	1,018,233
Teradata Corp. *	31,762	619,359
Teradyne, Inc. *	30,064	234,800
Texas Instruments, Inc.	233,253	5,014,939
Total Systems Services, Inc.	35,174	576,854
Unisys Corp. *	63,979	175,942
Xerox Corp.	155,202	1,789,479
Xilinx, Inc.	49,190	1,153,505

		208,160,788
Utilities - 3.24%
AES Corp. *	119,706	1,399,363
Allegheny Energy, Inc.	30,047	1,104,828
Ameren Corp.	37,404	1,459,878
American Electric Power Company, Inc.	71,576	2,650,459
CenterPoint Energy, Inc.	60,823	886,191
CMS Energy Corp.	40,086	499,872
Consolidated Edison, Inc.	48,611	2,088,329
Constellation Energy Group, Inc.	31,732	771,088
Dominion Resources, Inc.	103,192	4,414,554
DTE Energy Company	29,020	1,164,282
Dynegy, Inc., Class A *	89,955	322,039
Edison International	57,974	2,313,163

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Utilities (continued)
Entergy Corp.	34,088	$3,034,173
Exelon Corp.	116,963	7,324,223
FirstEnergy Corp.	54,241	3,633,605
FPL Group, Inc.	72,685	3,656,056
Integrys Energy Group, Inc.	13,598	679,084
Nicor, Inc.	8,034	356,308
NiSource, Inc.	48,795	720,214
Pepco Holdings, Inc.	35,900	822,469
PG&E Corp.	63,800	2,389,310
Pinnacle West Capital Corp.	17,924	616,765
PPL Corp.	66,636	2,466,865
Progress Energy, Inc.	46,617	2,010,591
Public Service Enterprise Group, Inc.	90,477	2,966,741
Sempra Energy	43,840	2,212,605
Teco Energy, Inc.	37,854	595,443
The Southern Company	137,044	5,165,188
Xcel Energy, Inc.	79,360	1,586,406

		59,310,092

TOTAL COMMON STOCKS (Cost $1,923,610,265)		$1,811,957,504

SHORT TERM INVESTMENTS - 1.31%
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	$4,370,427	$4,370,427
Rabobank USA Financial Corp.
0.20% due 10/01/2008	19,635,000	19,635,000

TOTAL SHORT TERM INVESTMENTS
(Cost $24,005,427)		$24,005,427

Total Investments (500 Index Trust)
(Cost $1,947,615,692) - 100.30%		$1,835,962,931
Liabilities in Excess of Other Assets - (0.30)%		(5,432,183)

TOTAL NET ASSETS - 100.00%		$1,830,530,748

500 Index Trust B
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.64%

Basic Materials - 3.86%
Air Products & Chemicals, Inc.	18,476	$1,265,421
AK Steel Holding Corp.	9,786	253,653
Alcoa, Inc.	70,943	1,601,893
Allegheny Technologies, Inc.	8,747	258,474
Ashland, Inc.	4,946	144,621
Biogen Idec, Inc. *	25,315	1,273,091
CF Industries Holdings, Inc.	4,927	450,623
Dow Chemical Company	80,674	2,563,820
E.I. Du Pont de Nemours & Company	78,685	3,171,005
Eastman Chemical Company	6,663	366,865
Ecolab, Inc.	15,312	742,938
Eli Lilly & Company	87,263	3,842,190
Freeport-McMoRan Copper & Gold, Inc.,
Class B	33,488	1,903,793
Hercules, Inc.	9,830	194,536

The accompanying notes are an integral part of the financial statements.
5

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Basic Materials (continued)
International Flavors & Fragrances, Inc.	6,912	$272,748
International Paper Company	37,290	976,252
MeadWestvaco Corp.	14,917	347,715
Monsanto Company	47,970	4,748,071
Newmont Mining Corp.	39,831	1,543,850
Nucor Corp.	27,611	1,090,634
Plum Creek Timber Company, Inc.	14,925	744,161
PPG Industries, Inc.	14,315	834,851
Praxair, Inc.	27,472	1,970,841
Rohm & Haas Company	10,802	756,140
Sherwin-Williams Company	8,606	491,919
Sigma-Aldrich Corp.	10,987	575,939
Titanium Metals Corp.	7,422	84,165
United States Steel Corp.	10,247	795,270
Weyerhaeuser Company	18,428	1,116,368

		34,381,847
Communications - 10.20%
Akamai Technologies, Inc. *	14,750	257,240
Amazon.com, Inc. *	27,861	2,027,166
American Tower Corp., Class A *	34,359	1,235,893
AT&T, Inc.	513,977	14,350,238
CBS Corp., Class B	59,302	864,623
CenturyTel, Inc.	8,927	327,175
Ciena Corp. *	7,741	78,029
Cisco Systems, Inc. *	515,209	11,623,115
Comcast Corp., Class A	254,518	4,996,188
Corning, Inc.	137,623	2,152,424
DIRECTV Group, Inc. *	50,346	1,317,555
eBay, Inc. *	95,284	2,132,456
Embarq Corp.	12,429	503,996
Expedia, Inc. *	18,251	275,773
Frontier Communications Corp.	27,558	316,917
Gannett Company, Inc.	19,896	336,441
Google, Inc., Class A *	20,843	8,348,038
Harris Corp.	11,704	540,725
Interpublic Group of Companies, Inc. *	41,557	322,067
JDS Uniphase Corp. *	18,698	158,185
Juniper Networks, Inc. *	47,407	998,865
McGraw-Hill Companies, Inc.	27,700	875,597
Meredith Corp.	3,178	89,111
Monster Worldwide, Inc. *	10,813	161,222
Motorola, Inc.	197,582	1,410,735
News Corp., Class A	200,249	2,400,986
Omnicom Group, Inc.	27,805	1,072,161
QUALCOMM, Inc.	143,122	6,149,952
Qwest Communications International, Inc. (a)	129,459	418,153
Scripps Networks Interactive, Inc., Class A	7,839	284,634
Sprint Nextel Corp.	248,938	1,518,522
Symantec Corp. *	73,185	1,432,962
Tellabs, Inc. *	34,675	140,780
The New York Times Company, Class A	10,158	145,158
The Washington Post Company, Class B	523	291,185
Time Warner, Inc.	312,487	4,096,705
VeriSign, Inc. *	16,852	439,500
Verizon Communications, Inc.	248,374	7,970,322
Viacom, Inc., Class B *	54,155	1,345,210

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
Walt Disney Company	163,658	$5,022,664
Windstream Corp.	38,405	420,151
Yahoo!, Inc. *	120,866	2,090,982

		90,939,801
Consumer, Cyclical - 7.88%
Abercrombie & Fitch Company, Class A	7,591	299,465
AutoNation, Inc. *	9,399	105,645
AutoZone, Inc. *	3,644	449,451
Bed Bath & Beyond, Inc. *	22,713	713,415
Best Buy Company, Inc.	29,461	1,104,787
Big Lots, Inc. *	7,154	199,096
Carnival Corp.	38,110	1,347,189
Centex Corp.	10,778	174,604
Cintas Corp.	11,528	330,969
Coach, Inc. *	29,383	735,750
Costco Wholesale Corp.	37,920	2,462,146
CVS Caremark Corp.	125,174	4,213,357
D.R. Horton, Inc.	24,024	312,792
Darden Restaurants, Inc.	12,250	350,718
Dillard's, Inc., Class A (a)	4,913	57,973
Family Dollar Stores, Inc.	12,184	288,761
Fastenal Company	11,270	556,625
Ford Motor Company *	197,231	1,025,601
GameStop Corp., Class A *	14,248	487,424
General Motors Corp.	49,380	466,641
Genuine Parts Company	14,066	565,594
Goodyear Tire & Rubber Company *	21,032	322,000
Harley-Davidson, Inc.	20,525	765,583
Harman International Industries, Inc.	5,105	173,927
Hasbro, Inc.	10,951	380,219
Home Depot, Inc.	148,137	3,835,267
International Game Technology	27,003	463,912
J.C. Penney Company, Inc.	19,369	645,762
Johnson Controls, Inc.	51,788	1,570,730
Jones Apparel Group, Inc.	7,277	134,697
KB Home	6,615	130,183
Kohl's Corp. *	26,563	1,224,023
Lennar Corp., Class A	12,329	187,278
Limited Brands, Inc.	24,891	431,112
Liz Claiborne, Inc.	8,266	135,810
Lowe's Companies, Inc.	127,834	3,028,387
Macy's, Inc.	36,679	659,488
Marriott International, Inc., Class A	25,803	673,200
Mattel, Inc.	31,444	567,250
McDonald's Corp.	98,092	6,052,276
Newell Rubbermaid, Inc.	24,168	417,140
NIKE, Inc., Class B	34,218	2,289,184
Nordstrom, Inc.	13,909	400,857
Office Depot, Inc. *	23,984	139,587
PACCAR, Inc.	31,690	1,210,241
Polo Ralph Lauren Corp., Class A	4,951	329,935
Pulte Homes, Inc.	18,634	260,317
RadioShack Corp.	11,437	197,631
Sears Holdings Corp. * (a)	4,962	463,947
Southwest Airlines Company	64,012	928,814
Staples, Inc.	62,016	1,395,360

The accompanying notes are an integral part of the financial statements.
6

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Starbucks Corp. *	63,722	$947,546
Starwood Hotels & Resorts Worldwide, Inc.	16,285	458,260
Target Corp.	65,820	3,228,471
The Gap, Inc.	40,952	728,127
The TJX Companies, Inc.	36,580	1,116,422
Tiffany & Company	10,817	384,220
VF Corp.	7,599	587,479
W.W. Grainger, Inc.	5,652	491,554
Walgreen Company	86,336	2,672,963
Wal-Mart Stores, Inc.	195,575	11,712,987
Wendy's/Arby's Group, Inc. *	32,657	171,776
Whirlpool Corp.	6,492	514,751
Wyndham Worldwide Corp.	15,478	243,159
Yum! Brands, Inc.	40,881	1,333,129

		70,252,964
Consumer, Non-cyclical - 22.29%
Abbott Laboratories	134,451	7,741,689
Allergan, Inc.	26,821	1,381,281
Altria Group, Inc.	179,646	3,564,177
AmerisourceBergen Corp.	13,825	520,511
Amgen, Inc. *	92,280	5,469,436
Anheuser-Busch Companies, Inc.	62,714	4,068,884
Apollo Group, Inc., Class A *	9,263	549,296
Archer-Daniels-Midland Company	56,192	1,231,167
Avery Dennison Corp.	9,288	413,130
Avon Products, Inc.	37,128	1,543,411
Barr Pharmaceuticals, Inc. *	9,492	619,828
Baxter International, Inc.	54,743	3,592,783
Becton, Dickinson & Company	21,244	1,705,043
Boston Scientific Corp. *	130,883	1,605,934
Bristol-Myers Squibb Company	172,658	3,599,919
Brown Forman Corp., Class B	6,843	491,396
C.R. Bard, Inc.	8,664	821,954
Campbell Soup Company	18,502	714,177
Cardinal Health, Inc.	31,325	1,543,696
Celgene Corp. *	39,674	2,510,571
Clorox Company	12,044	755,038
Coca-Cola Enterprises, Inc.	27,656	463,791
Colgate-Palmolive Company	44,109	3,323,613
ConAgra Foods, Inc.	39,511	768,884
Constellation Brands, Inc., Class A *	16,906	362,803
Convergys Corp. *	10,610	156,816
Coventry Health Care, Inc. *	12,919	420,513
Covidien, Ltd.	43,767	2,352,914
DaVita, Inc. *	9,106	519,133
Dean Foods Company *	13,288	310,408
Equifax, Inc.	11,186	385,358
Estee Lauder Companies, Inc., Class A	10,014	499,799
Express Scripts, Inc. *	21,510	1,587,868
Forest Laboratories, Inc. *	26,590	751,965
Fortune Brands, Inc.	13,076	750,039
General Mills, Inc.	29,323	2,015,077
Genzyme Corp. *	23,431	1,895,334
Gilead Sciences, Inc. *	80,233	3,657,020
H & R Block, Inc.	28,615	650,991
H.J. Heinz Company	27,239	1,361,133

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Hershey Company	14,426	$570,404
Hospira, Inc. *	13,907	531,247
Intuitive Surgical, Inc. *	3,387	816,199
Johnson & Johnson	243,731	16,885,684
Kellogg Company	21,840	1,225,224
Kimberly-Clark Corp.	36,214	2,348,116
King Pharmaceuticals, Inc. *	21,498	205,951
Kraft Foods, Inc., Class A	132,407	4,336,329
Laboratory Corp. of America Holdings *	9,699	674,080
Lorillard, Inc.	15,170	1,079,346
McCormick & Company, Inc.	11,247	432,447
McKesson Corp.	24,064	1,294,884
Medco Health Solutions, Inc. *	44,106	1,984,770
Medtronic, Inc.	98,408	4,930,241
Merck & Company, Inc.	186,863	5,897,396
Millipore Corp. *	4,813	331,134
Molson Coors Brewing Company, Class B	13,138	614,202
Moody's Corp.	17,217	585,378
Mylan, Inc. *	26,557	303,281
Patterson Companies, Inc. *	7,944	241,577
Paychex, Inc.	27,984	924,312
Pepsi Bottling Group, Inc.	11,912	347,473
PepsiCo, Inc.	136,542	9,731,348
Pfizer, Inc.	587,937	10,841,558
Philip Morris International, Inc.	179,775	8,647,178
Procter & Gamble Company	264,647	18,443,249
Quest Diagnostics, Inc.	13,785	712,271
R.R. Donnelley & Sons Company	18,316	449,291
Reynolds American, Inc.	14,827	720,889
Robert Half International, Inc.	13,637	337,516
Safeway, Inc.	37,975	900,767
Sara Lee Corp.	61,610	778,134
Schering-Plough Corp.	141,781	2,618,695
St. Jude Medical, Inc. *	29,810	1,296,437
Stryker Corp.	21,577	1,344,247
SUPERVALU, Inc.	18,525	401,993
Sysco Corp.	52,505	1,618,729
Tenet Healthcare Corp. *	36,180	200,799
The Coca-Cola Company	173,380	9,168,334
The Kroger Company	57,120	1,569,658
Tyson Foods, Inc., Class A	26,169	312,458
UnitedHealth Group, Inc.	106,201	2,696,443
UST, Inc.	12,869	856,303
Varian Medical Systems, Inc. *	10,889	622,089
Watson Pharmaceuticals, Inc. *	9,111	259,664
WellPoint, Inc. *	44,598	2,085,848
Western Union Company	63,537	1,567,458
Whole Foods Market, Inc. (a)	12,235	245,067
William Wrigley, Jr. Company	18,790	1,491,926
Wyeth	116,299	4,296,085
Zimmer Holdings, Inc. *	19,644	1,268,217

		198,719,106
Diversified - 0.08%
Leucadia National Corp.	15,434	701,321

The accompanying notes are an integral part of the financial statements.
7

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy - 13.60%
Anadarko Petroleum Corp.	40,859	$1,982,070
Apache Corp.	29,170	3,041,848
Baker Hughes, Inc.	26,884	1,627,557
BJ Services Company	25,655	490,780
Cabot Oil & Gas Corp.	9,014	325,766
Cameron International Corp. *	18,986	731,720
Chesapeake Energy Corp.	45,462	1,630,267
Chevron Corp.	179,187	14,779,344
ConocoPhillips	132,555	9,709,654
CONSOL Energy, Inc.	15,977	733,185
Devon Energy Corp.	38,533	3,514,210
Duke Energy Corp.	110,322	1,922,913
El Paso Corp.	61,158	780,376
ENSCO International, Inc.	12,499	720,317
EOG Resources, Inc.	21,700	1,941,282
Exxon Mobil Corp.	453,011	35,180,834
Halliburton Company	76,480	2,477,187
Hess Corp.	24,686	2,026,227
Marathon Oil Corp.	61,537	2,453,480
Massey Energy Company	7,376	263,102
Murphy Oil Corp.	16,609	1,065,301
Nabors Industries, Ltd. *	24,435	608,920
National Oilwell Varco, Inc. *	36,403	1,828,523
Noble Corp.	23,473	1,030,465
Noble Energy, Inc.	15,062	837,297
Occidental Petroleum Corp.	71,264	5,020,549
Peabody Energy Corp.	23,718	1,067,310
Pioneer Natural Resources Company	10,300	538,484
Questar Corp.	15,122	618,792
Range Resources Corp.	13,528	579,945
Rowan Companies, Inc.	9,856	301,101
Schlumberger, Ltd.	104,627	8,170,322
Smith International, Inc.	18,839	1,104,719
Southwestern Energy Company *	29,932	914,123
Spectra Energy Corp.	53,625	1,276,275
Sunoco, Inc.	10,192	362,631
Tesoro Corp.	12,027	198,325
Transocean, Inc. *	27,825	3,056,298
Valero Energy Corp.	45,629	1,382,559
Weatherford International, Ltd. *	59,365	1,492,436
Williams Companies, Inc.	50,261	1,188,673
XTO Energy, Inc.	47,911	2,228,820

		121,203,987
Financial - 15.92%
Aetna, Inc.	41,132	1,485,277
AFLAC, Inc.	41,534	2,440,122
Allstate Corp.	47,291	2,181,061
American Capital, Ltd. * (a)	18,054	460,558
American Express Company	101,119	3,582,646
American International Group, Inc.	234,515	780,935
Ameriprise Financial, Inc.	18,921	722,782
Aon Corp.	24,218	1,088,841
Apartment Investment & Management
Company, Class A, REIT	7,467	261,494
Assurant, Inc.	10,344	568,920
Avalon Bay Communities, Inc., REIT	6,720	661,382

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Bank of America Corp.	397,725	$13,920,375
Bank of New York Mellon Corp.	99,958	3,256,632
BB&T Corp.	47,925	1,811,565
Boston Properties, Inc., REIT	10,450	978,747
Capital One Financial Corp.	32,771	1,671,321
CB Richard Ellis Group, Inc. *	14,929	199,601
Charles Schwab Corp.	81,365	2,115,490
Chubb Corp.	31,447	1,726,440
CIGNA Corp.	23,973	814,603
Cincinnati Financial Corp.	14,163	402,796
CIT Group, Inc.	24,888	173,220
Citigroup, Inc.	474,937	9,740,958
CME Group, Inc.	5,852	2,174,077
Comerica, Inc.	13,122	430,270
Developers Diversified Realty Corp., REIT	10,490	332,428
Discover Financial Services	41,808	577,787
E*TRADE Financial Corp. *	46,856	131,197
Equity Residential, REIT	23,630	1,049,408
Federated Investors, Inc., Class B	7,664	221,106
Fidelity National Information Services, Inc.	16,547	305,458
Fifth Third Bancorp	50,371	599,415
First Horizon National Corp.	17,596	164,699
Franklin Resources, Inc.	13,281	1,170,455
General Growth Properties, Inc., REIT	19,846	299,675
Genworth Financial, Inc., Class A	37,772	325,217
Goldman Sachs Group, Inc.	37,872	4,847,616
Hartford Financial Services Group, Inc.	26,278	1,077,135
HCP, Inc., REIT	21,948	880,773
Host Hotels & Resorts, Inc., REIT	45,307	602,130
Hudson City Bancorp, Inc.	45,325	836,246
Humana, Inc. *	14,730	606,876
Huntington BancShares, Inc.	31,935	255,161
IntercontinentalExchange, Inc. *	6,575	530,471
Invesco, Ltd.	33,732	707,697
Janus Capital Group, Inc.	13,938	338,415
JPMorgan Chase & Company	321,100	14,995,370
KeyCorp	43,143	515,127
Kimco Realty Corp., REIT	19,805	731,597
Legg Mason, Inc.	12,363	470,536
Lincoln National Corp.	22,400	958,944
Loews Corp.	31,582	1,247,173
M&T Bank Corp.	6,728	600,474
Marsh & McLennan Companies, Inc.	44,734	1,420,752
Marshall & Ilsley Corp.	22,628	455,954
MBIA, Inc.	17,052	202,919
Merrill Lynch & Company, Inc.	133,571	3,379,346
MetLife, Inc.	59,891	3,353,896
MGIC Investment Corp.	10,738	75,488
Morgan Stanley	96,726	2,224,698
National City Corp. (a)	66,392	116,186
Northern Trust Corp.	19,279	1,391,944
NYSE Euronext	23,200	908,976
PNC Financial Services Group, Inc.	30,221	2,257,509
Principal Financial Group, Inc.	22,603	983,004
Progressive Corp.	58,920	1,025,208
ProLogis, REIT	22,892	944,753

The accompanying notes are an integral part of the financial statements.
8

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Prudential Financial, Inc.	37,242	$2,681,424
Public Storage, Inc., REIT	10,922	1,081,387
Regions Financial Corp.	60,599	581,750
Simon Property Group, Inc., REIT	19,628	1,903,916
SLM Corp. *	40,757	502,941
Sovereign Bancorp, Inc.	47,399	187,226
State Street Corp.	37,656	2,141,873
SunTrust Banks, Inc.	30,848	1,387,852
T. Rowe Price Group, Inc.	22,567	1,212,074
The Travelers Companies, Inc.	51,528	2,329,066
Torchmark Corp.	7,608	454,958
U.S. Bancorp	151,939	5,472,843
Unum Group	30,133	756,338
Vornado Realty Trust, REIT	11,945	1,086,398
Wachovia Corp.	188,291	659,018
Wells Fargo & Company	288,601	10,831,196
XL Capital, Ltd., Class A	27,218	488,291
Zions Bancorp (a)	10,002	387,077

		141,914,960
Industrial - 11.10%
3M Company	60,965	4,164,519
Allied Waste Industries, Inc. *	29,556	328,367
Amphenol Corp., Class A	15,400	618,156
Applied Biosystems, Inc.	14,784	506,352
Ball Corp.	8,396	331,558
Bemis Company, Inc.	8,692	227,817
Black & Decker Corp.	5,249	318,877
Boeing Company	64,563	3,702,688
Burlington Northern Santa Fe Corp.	24,631	2,276,643
C.H. Robinson Worldwide, Inc.	14,828	755,635
Caterpillar, Inc.	53,091	3,164,224
Cooper Industries, Ltd., Class A	15,175	606,241
CSX Corp.	35,554	1,940,182
Cummins, Inc.	17,679	772,926
Danaher Corp.	22,254	1,544,428
Deere & Company	37,243	1,843,528
Dover Corp.	16,384	664,371
Eastman Kodak Company	25,136	386,592
Eaton Corp.	14,496	814,385
Emerson Electric Company	67,676	2,760,504
Expeditors International of Washington, Inc.	18,582	647,397
FedEx Corp.	27,141	2,145,225
Fluor Corp.	15,612	869,588
General Dynamics Corp.	34,648	2,550,786
General Electric Company	867,649	22,125,050
Goodrich Corp.	10,911	453,898
Honeywell International, Inc.	64,928	2,697,758
Illinois Tool Works, Inc.	34,880	1,550,416
Ingersoll-Rand Company, Ltd., Class A	27,781	865,934
ITT Corp.	15,851	881,474
Jabil Circuit, Inc.	18,319	174,763
Jacobs Engineering Group, Inc. *	10,677	579,868
KLA-Tencor Corp.	15,108	478,168
Leggett & Platt, Inc.	14,020	305,496
Lockheed Martin Corp.	29,038	3,184,597
Manitowoc Company, Inc.	11,362	176,679

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Masco Corp.	31,399	$563,298
Molex, Inc.	12,443	279,345
Norfolk Southern Corp.	32,724	2,166,656
Northrop Grumman Corp.	29,439	1,782,237
Pactiv Corp. *	11,418	283,509
Pall Corp.	10,455	359,547
Parker-Hannifin Corp.	14,620	774,860
PerkinElmer, Inc.	10,423	260,262
Precision Castparts Corp.	12,154	957,492
Rockwell Automation, Inc.	12,698	474,143
Rockwell Collins, Inc.	13,904	668,643
Ryder Systems, Inc.	4,937	306,094
Sealed Air Corp.	13,750	302,363
Snap-on, Inc.	5,010	263,827
Stanley Works	6,854	286,086
Terex Corp. *	8,478	258,749
Textron, Inc.	21,677	634,703
Thermo Fisher Scientific, Inc. *	36,546	2,010,030
Tyco Electronics, Ltd.	41,194	1,139,426
Tyco International, Ltd.	41,407	1,450,073
Union Pacific Corp.	44,409	3,160,144
United Parcel Service, Inc., Class B	87,930	5,529,918
United Technologies Corp.	84,109	5,051,587
Vulcan Materials Company	9,580	713,710
Waste Management, Inc.	42,777	1,347,048
Waters Corp. *	8,633	502,268

		98,941,108
Technology - 11.45%
Adobe Systems, Inc. *	46,265	1,826,080
Advanced Micro Devices, Inc. *	52,958	278,029
Affiliated Computer Services, Inc., Class A *	8,484	429,545
Agilent Technologies, Inc. *	31,184	924,917
Altera Corp.	26,236	542,560
Analog Devices, Inc.	25,332	667,498
Apple, Inc. *	77,264	8,781,826
Applied Materials, Inc.	117,017	1,770,467
Autodesk, Inc. *	19,620	658,251
Automatic Data Processing, Inc.	44,382	1,897,331
BMC Software, Inc. *	16,574	474,514
Broadcom Corp., Class A *	38,403	715,448
CA, Inc.	34,353	685,686
Citrix Systems, Inc. *	15,907	401,811
Cognizant Technology Solutions Corp.,
Class A *	25,435	580,681
Computer Sciences Corp. *	13,200	530,508
Compuware Corp. *	22,467	217,705
Dell, Inc. *	152,016	2,505,224
Electronic Arts, Inc. *	27,807	1,028,581
EMC Corp. *	180,588	2,159,832
Fiserv, Inc. *	14,307	677,007
Hewlett-Packard Company	213,606	9,877,141
IMS Health, Inc.	15,862	299,950
Intel Corp.	490,340	9,184,068
International Business Machines Corp.	118,167	13,820,812
Intuit, Inc. *	27,998	885,017
L-3 Communications Holdings, Inc.	10,590	1,041,209

The accompanying notes are an integral part of the financial statements.
9

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
Lexmark International, Inc. *	7,673	$249,910
Linear Technology Corp.	19,321	592,382
LSI Logic Corp. *	56,135	300,884
MasterCard, Inc., Class A	6,309	1,118,775
MEMC Electronic Materials, Inc. *	19,702	556,779
Microchip Technology, Inc.	16,059	472,616
Micron Technology, Inc. *	66,377	268,827
Microsoft Corp.	684,842	18,278,433
National Semiconductor Corp.	17,005	292,656
NetApp, Inc. *	28,555	520,558
Novell, Inc. *	30,384	156,174
Novellus Systems, Inc. *	8,575	168,413
NVIDIA Corp. *	48,544	519,906
Oracle Corp. *	341,759	6,941,125
Pitney Bowes, Inc.	18,123	602,771
QLogic Corp. *	11,383	174,843
Raytheon Company	36,361	1,945,677
Salesforce.com, Inc. *	9,076	439,278
SanDisk Corp. *	19,625	383,669
Sun Microsystems, Inc. *	65,671	499,100
Teradata Corp. *	15,568	303,576
Teradyne, Inc. *	14,732	115,057
Texas Instruments, Inc.	114,332	2,458,138
Total Systems Services, Inc.	17,241	282,752
Unisys Corp. *	31,360	86,240
Xerox Corp.	76,075	877,145
Xilinx, Inc.	24,111	565,403

		102,032,785
Utilities - 3.26%
AES Corp. *	58,676	685,923
Allegheny Energy, Inc.	14,728	541,549
Ameren Corp.	18,334	715,576
American Electric Power Company, Inc.	35,084	1,299,161
CenterPoint Energy, Inc.	29,813	434,375
CMS Energy Corp.	19,649	245,023
Consolidated Edison, Inc.	23,827	1,023,608
Constellation Energy Group, Inc.	15,554	377,962
Dominion Resources, Inc.	50,581	2,163,855
DTE Energy Company	14,225	570,707
Dynegy, Inc., Class A *	44,093	157,853
Edison International	28,417	1,133,838
Entergy Corp.	16,709	1,487,268
Exelon Corp.	57,331	3,590,067
FirstEnergy Corp.	26,587	1,781,063
FPL Group, Inc.	35,628	1,792,088
Integrys Energy Group, Inc.	6,666	332,900
Nicor, Inc.	3,938	174,650
NiSource, Inc.	23,918	353,030
Pepco Holdings, Inc.	17,597	403,147
PG&E Corp.	31,273	1,171,174
Pinnacle West Capital Corp.	8,786	302,326
PPL Corp.	32,662	1,209,147
Progress Energy, Inc.	22,850	985,521
Public Service Enterprise Group, Inc.	44,349	1,454,204
Sempra Energy	21,495	1,084,853
Teco Energy, Inc.	18,555	291,870

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Utilities (continued)
The Southern Company	67,174	$2,531,788
Xcel Energy, Inc.	38,900	777,611

		29,072,137

TOTAL COMMON STOCKS (Cost $898,510,893)		$888,160,016

SHORT TERM INVESTMENTS - 0.51%
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	$1,998,703	$1,998,703
Rabobank USA Financial Corp.
0.20% due 10/01/2008	2,560,000	2,560,000

TOTAL SHORT TERM INVESTMENTS
(Cost $4,558,703)		$4,558,703

Total Investments (500 Index Trust B)
(Cost $903,069,596) - 100.15%		$892,718,719
Liabilities in Excess of Other Assets - (0.15)%		(1,361,719)

TOTAL NET ASSETS - 100.00%		$891,357,000

Active Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 4.08%

U.S. Treasury Bonds - 0.48%
4.375% due 02/15/2038	$10,715,000	$10,851,445

U.S. Treasury Notes - 3.60%
2.00% due 02/28/2010 (a)	3,596,000	3,598,809
3.125% due 09/30/2013	32,750,000	32,975,156
3.875% due 05/15/2018	4,000	4,025
4.00% due 08/15/2018	43,737,000	44,358,896

		80,936,886

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $91,964,062)		$91,788,331

U.S. GOVERNMENT AGENCY OBLIGATIONS - 38.35%

Federal Home Loan Bank - 0.60%
5.899% due 09/01/2036 (b)	13,296,534	13,467,953

Federal Home Loan Mortgage Corp. - 4.31%
5.00% due 07/01/2035	2,933,474	2,860,481
5.50% due 08/23/2017 to 07/01/2038	52,288,245	53,596,432
5.742% due 04/01/2037	3,615,175	3,650,972
5.833% due 03/01/2037 (b)	7,561,809	7,646,637
5.875% due 03/21/2011	4,049,000	4,204,769
6.00% due 05/01/2037 to 08/01/2038	24,787,208	25,114,437

		97,073,728
Federal National Mortgage
Association - 32.89%
zero coupon PO due 02/01/2015 (h)	1,920,000	1,467,452
1.00% due 02/01/2036	6,117,875	6,203,705
3.50% due 06/18/2010	1,060,000	1,062,665
4.375% due 03/15/2013	1,030,000	1,049,657
4.50% TBA **	38,160,000	37,146,375
4.871% due 08/01/2034	3,138,194	3,180,249

The accompanying notes are an integral part of the financial statements.
10

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal National Mortgage
Association (continued)
4.875% due 12/15/2016		$2,000,000	$2,028,747
5.00% due 05/01/2018 to 03/01/2038		112,173,062	110,047,971
5.00% TBA **		94,230,000	92,523,303
5.07% due 07/01/2033 (b)		131,076	131,400
5.50% due 03/15/2011 to 07/01/2038		202,641,960	202,544,944
5.50% TBA **		71,690,000	71,582,283
6.00% due 05/01/2035 to 01/01/2038		105,593,783	107,136,424
6.00% TBA **		78,485,000	79,566,810
6.50% due 02/01/2036 to 07/01/2037		18,469,229	18,963,849
6.625% due 09/15/2009		2,314,000	2,383,783
7.00% due 09/01/2010 to 10/25/2041		3,465,773	3,575,730
7.50% due 09/01/2029 to 08/01/2031		254,575	272,414

			740,867,761

Government National Mortgage
Association - 0.55%
5.00% due 04/15/2035		5,028,303	4,936,380
5.50% due 03/15/2035		4,822,576	4,832,937
6.00% due 03/15/2033 to 06/15/2033		1,996,294	2,037,500
6.50% due 09/15/2028 to 08/15/2031		413,815	433,446
7.00% due 04/15/2029		118,197	124,227
8.00% due 10/15/2026 to 05/15/2029		138,420	149,237

			12,513,727

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $864,858,753)			$863,923,169

FOREIGN GOVERNMENT OBLIGATIONS - 0.62%

Argentina - 0.11%
Republic of Argentina
0.63% due 12/31/2038 (b)	ARS	8,797,621	861,934
1.00% IO due 12/15/2035 (b)		19,532,033	520,480
5.83% due 12/31/2033 (b)		3,617,497	1,111,167

			2,493,581

Canada - 0.01%
Government of Canada
5.50% due 06/01/2010	CAD	270,000	264,789

Colombia - 0.06%
Republic of Colombia
10.00% due 01/23/2012		$1,005,000	1,115,550
11.75% due 03/01/2010	COP	402,000,000	185,753

			1,301,303

Denmark - 0.01%
Kingdom of Denmark
6.00% due 11/15/2009	DKK	1,200,000	231,245

Germany - 0.14%
Federal Republic of Germany
5.25% due 01/04/2011	EUR	1,275,000	1,865,666
6.25% due 01/04/2030		725,000	1,230,472

			3,096,138

Japan - 0.10%
Government of Japan
0.90% due 12/22/2008	JPY	29,450,000	276,987
1.50% due 09/20/2014		68,650,000	659,991

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Japan (continued)
Government of Japan (continued)
1.80% due 03/22/2010	JPY	132,350,000	$1,264,190

			2,201,168

Mexico - 0.09%
Government of Mexico
8.00% due 12/07/2023	MXN	11,861,100	1,040,912
8.00% due 12/19/2013		8,332,200	749,407
9.875% due 02/01/2010		$290,000	312,475

			2,102,794

Panama - 0.02%
Republic of Panama
8.875% due 09/30/2027		344,000	416,240
9.375% due 04/01/2029		130,000	161,200

			577,440

Peru - 0.01%
Republic of Peru
9.875% due 02/06/2015		148,000	168,720

Philippines - 0.01%
Republic of Philippines
9.125% due 02/22/2010	EUR	148,000	212,521

Sweden - 0.02%
Kingdom of Sweden
5.00% due 01/28/2009	SEK	1,570,000	227,162
5.25% due 03/15/2011		1,720,000	256,641

			483,803

Ukraine - 0.02%
Republic of Ukraine
7.65% due 06/11/2013		$500,000	415,000

United Kingdom - 0.02%
Government of United Kingdom
6.00% due 12/07/2028	GBP	85,000	177,004
8.00% due 12/07/2015		125,000	270,380

			447,384

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $13,373,861)			$13,995,886

CORPORATE BONDS - 34.66%

Basic Materials - 1.34%
Alcan, Inc.
5.00% due 06/01/2015		$339,000	312,346
Alcoa, Inc.
5.72% due 02/23/2019		560,000	495,174
American Pacific Corp.
9.00% due 02/01/2015		2,060,000	1,998,200
ArcelorMittal
6.125% due 06/01/2018 (g)		530,000	469,639
CII Carbon LLC
11.125% due 11/15/2015 (g)		1,845,000	1,798,875
Corporacion Nacional del Cobre
5.50% due 10/15/2013 (g)		481,000	478,364
E.I. Du Pont de Nemours & Company
6.00% due 07/15/2018		3,000,000	2,928,378

The accompanying notes are an integral part of the financial statements.
11

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Basic Materials (continued)
Ecolab, Inc.
4.875% due 02/15/2015	$1,685,000	$1,616,591
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	1,290,000	1,270,650
ICI Wilmington, Inc.
4.375% due 12/01/2008	912,000	910,357
International Paper Company
5.85% due 10/30/2012	524,000	499,184
7.95% due 06/15/2018	3,725,000	3,660,226
Momentive Performance Materials, Inc.
9.75% due 12/01/2014	2,135,000	1,686,650
Mosaic Company
7.625% due 12/01/2016 (g)	1,710,000	1,747,151
Nova Chemicals, Ltd.
7.875% due 09/15/2025	1,470,000	1,102,500
Plum Creek Timberlands LP
5.875% due 11/15/2015	1,695,000	1,579,998
Rio Tinto Finance USA, Ltd.
6.50% due 07/15/2018	1,760,000	1,664,272
Sterling Chemicals, Inc.
10.25% due 04/01/2015	1,455,000	1,422,262
United States Steel Corp.
7.00% due 02/01/2018	2,000,000	1,805,520
Vedanta Resources PLC
8.75% due 01/15/2014 (g)	1,370,000	1,221,766
Verso Paper, Inc., Series B
9.125% due 08/01/2014	1,725,000	1,483,500

		30,151,603

Communications - 4.11%
America Movil SAB de CV
5.75% due 01/15/2015	1,540,000	1,448,128
American Tower Corp.
7.50% due 05/01/2012	638,000	628,430
AT&T Broadband Corp.
8.375% due 03/15/2013	1,355,000	1,421,110
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	573,000	603,220
8.75% due 03/01/2031	471,000	520,766
AT&T, Inc.
6.30% due 01/15/2038	2,080,000	1,722,656
6.40% due 05/15/2038	1,750,000	1,468,635
BellSouth Corp.
4.20% due 09/15/2009	613,000	604,688
6.00% due 11/15/2034	2,000,000	1,620,000
British Telecommunications PLC
5.95% due 01/15/2018	1,715,000	1,520,879
CCH II LLC / CCH II Capital Corp.
10.25% due 10/01/2013 (g)	1,567,000	1,300,610
Cincinnati Bell, Inc.
8.375% due 01/15/2014	1,845,000	1,605,150
Cisco Systems, Inc.
5.50% due 02/22/2016	2,490,000	2,392,698
Citizens Communications Company
6.25% due 01/15/2013	1,515,000	1,418,419
9.00% due 08/15/2031	3,000,000	2,295,000
Cox Communications, Inc.
4.625% due 01/15/2010	1,103,000	1,086,790
5.45% due 12/15/2014	922,000	859,078

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Communications (continued)
Cox Communications, Inc. (continued)
6.75% due 03/15/2011		$491,000	$498,748
7.75% due 11/01/2010		368,000	381,623
Deutsche Telekom International Finance BV
6.625% due 07/11/2011	EUR	99,000	143,685
8.50% due 06/15/2010		$1,098,000	1,139,812
8.75 due 06/15/2030		1,358,000	1,313,268
Digicel Group, Ltd.
8.875% due 01/15/2015 (g)		2,010,000	1,688,400
Embarq Corp.
8.00% due 06/01/2036		3,180,000	2,274,050
France Telecom SA
7.75% due 03/01/2011		996,000	1,045,292
8.50% due 03/01/2031		1,009,000	1,094,661
Idearc, Inc.
8.00% due 11/15/2016		2,285,000	622,663
New York Times Company
4.50% due 03/15/2010		2,505,000	2,418,783
News America Holdings, Inc.
6.75% due 01/09/2038		108,000	105,124
7.75% due 12/01/2045		491,000	461,284
8.25% due 08/10/2018		2,035,000	2,024,208
News America, Inc.
6.65% due 11/15/2037		1,735,000	1,455,186
Nextel Communications, Inc.
6.875% due 10/31/2013		2,260,000	1,536,800
Qwest Corp.
7.875% due 09/01/2011		1,605,000	1,540,800
R.H. Donnelley Corp.
8.875% due 10/15/2017		2,475,000	841,500
Rogers Cable, Inc.
6.75% due 03/15/2015		1,545,000	1,515,370
Rogers Wireless, Inc.
9.625% due 05/01/2011		422,000	452,221
SBC Communications, Inc.
4.125% due 09/15/2009		368,000	365,094
5.10% due 09/15/2014		799,000	747,297
5.625% due 06/15/2016		613,000	567,705
Singapore Telecommunications, Ltd.
6.375% due 12/01/2011 (g)		466,000	480,582
Sprint Capital Corp.
6.375% due 05/01/2009		613,000	600,740
6.875% due 11/15/2028		4,800,000	3,216,000
8.375% due 03/15/2012		398,000	358,200
8.75% due 03/15/2032		2,895,000	2,258,100
TCI Communications, Inc.
9.80% due 02/01/2012		1,585,000	1,733,037
Telecom Italia Capital SA
4.00% due 01/15/2010		3,195,000	3,102,313
4.00% due 11/15/2008		981,000	978,008
7.20% due 07/18/2036		2,885,000	2,273,842
7.721% due 06/04/2038		2,630,000	2,179,797
Time Warner Cable, Inc.
6.75% due 07/01/2018		2,085,000	1,947,244
Time Warner Companies, Inc.
7.57% due 02/01/2024		1,716,000	1,546,813
Time Warner Entertainment Company LP
8.375% due 07/15/2033		1,520,000	1,444,999
8.375% due 03/15/2023		1,675,000	1,659,278

The accompanying notes are an integral part of the financial statements.
12

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Communications (continued)
Time Warner, Inc.
6.75% due 04/15/2011	$3,115,000	$3,108,041
7.625% due 04/15/2031	451,000	391,630
Verizon Communications, Inc.
6.90% due 04/15/2038	1,470,000	1,303,037
Verizon of New York, Inc., Series A
6.875% due 04/01/2012	765,000	764,969
Viacom, Inc.
6.25% due 04/30/2016	1,570,000	1,413,958
6.625% due 05/15/2011	3,115,000	3,029,017
6.875% due 04/30/2036	3,305,000	2,649,552
Vimpelcom
8.375% due 04/30/2013 (g)	1,280,000	1,017,687
Vivendi
5.75% due 04/04/2013	6,073,000	5,937,754
West Corp.
11.00% due 10/15/2016	1,935,000	1,393,200
XM Satellite Radio Holdings, Inc.
13.00% due 08/01/2013 (g)	1,760,000	1,038,400

		92,576,029

Consumer, Cyclical - 2.53%
Allison Transmission, Inc.
11.00% due 11/01/2015 (a)(g)	1,790,000	1,557,300
AMC Entertainment, Inc.
8.00% due 03/01/2014	2,145,000	1,844,700
Centex Corp.
5.125% due 10/01/2013	5,000,000	3,950,000
5.80% due 09/15/2009	3,360,000	3,175,200
Cinemark, Inc.
zero coupon, step up to 9.75% on
03/15/2009 due 03/15/2014	820,000	788,225
Continental Airlines, Inc., Series 00-2
8.307% due 10/02/2019	806,676	641,308
Continental Airlines, Inc., Series 01-1
7.033% due 06/15/2011	191,653	157,155
Continental Airlines, Inc., Series 991A
6.545% due 02/02/2019	548,909	466,573
CVS Caremark Corp.
5.75% due 06/01/2017	2,030,000	1,897,019
6.302% due 06/01/2037 (b)	3,465,000	2,766,823
DaimlerChrysler N.A. Holding Corp.
5.875% due 03/15/2011	1,885,000	1,878,561
Delphi Corp.
6.197% due 11/15/2033	118,000	295
Delta Air Lines, Inc.
6.821% due 08/10/2022	2,608,471	2,165,031
Delta Air Lines, Inc., Series 02-1
6.417% due 07/02/2012	2,640,000	2,316,600
Fontainebleau Las Vegas Holdings
10.25% due 06/15/2015 (g)	1,750,000	490,000
General Motors Corp.
7.125% due 07/15/2013	1,295,000	595,700
Greektown Holdings LLC
10.75% due 12/01/2013 (g)	1,085,000	748,650
HRP Myrtle Beach Operations LLC
7.3825% due 04/01/2012 (b)(g)	705,000	423,881
Indianapolis Downs Capital LLC
11.00% due 11/01/2012 (g)	1,075,000	731,000

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Cyclical (continued)
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	$1,705,000	$1,142,350
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014 (g)	2,085,000	1,417,800
Macys Retail Holdings, Inc.
7.875% due 07/15/2015	1,565,000	1,483,927
Marriott International, Inc.
4.625% due 06/15/2012	1,324,000	1,232,981
Mashantucket Western Pequot Tribe
8.50% due 11/15/2015 (g)	365,000	237,250
MGM Mirage, Inc.
6.00% due 10/01/2009	816,000	762,960
Minerva Overseas, Ltd.
9.50% due 02/01/2017 (g)	2,320,000	1,763,200
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	437,000	415,150
8.00% due 04/01/2012	842,000	715,700
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	1,030,000	721,000
9.75% due 04/01/2010	1,420,000	1,349,000
Northwest Airlines, Inc., Series 07-1
7.027% due 11/01/2019	1,550,000	1,247,750
Owens & Minor, Inc.
6.35% due 04/15/2016	3,000,000	2,921,193
Pulte Homes, Inc.
6.25% due 02/15/2013	515,000	453,200
Seminole Indian Tribe of Florida
6.535% due 10/01/2020 (g)	2,240,000	2,204,944
Starbucks Corp.
6.25% due 08/15/2017	1,915,000	1,833,262
Starwood Hotels & Resorts Worldwide, Inc.
6.25% due 02/15/2013	1,690,000	1,592,876
Target Corp.
6.50% due 10/15/2037	1,800,000	1,653,491
Tenneco Automotive, Inc.
8.625% due 11/15/2014	2,190,000	1,741,050
Turning Stone Resort Casino
9.125% due 09/15/2014 (g)	1,875,000	1,706,250
US Corrugated, Inc.
10.00% due 06/12/2013	570,000	410,400
Waterford Gaming LLC
8.625% due 09/15/2014 (g)	1,111,000	1,049,895
Yum! Brands, Inc.
6.25% due 03/15/2018	1,715,000	1,590,204
6.875% due 11/15/2037	1,000,000	844,271

		57,084,125

Consumer, Non-cyclical - 3.12%
Abbott Laboratories
5.875% due 05/15/2016	2,330,000	2,324,380
Allegiance Corp.
7.00% due 10/15/2026	255,000	242,014
Alliance One International, Inc.
8.50% due 05/15/2012	845,000	781,625
11.00% due 05/15/2012	660,000	646,800
Anheuser-Busch Companies, Inc.
5.75% due 04/01/2036	1,000,000	738,264
6.45% due 09/01/2037	2,000,000	1,620,342
6.50% due 02/01/2043	540,000	436,606

The accompanying notes are an integral part of the financial statements.
13

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Non-cyclical (continued)
ASG Consolidated LLC/ASG Finance, Inc.
zero coupon, step up to 11.50% on
11/01/2008 due 11/01/2011	$2,150,000	$1,913,500
AstraZeneca PLC
5.90% due 09/15/2017	2,110,000	2,077,576
Bunge Ltd. Finance Corp.
5.35% due 04/15/2014	1,980,000	1,853,163
Cargill, Inc.
5.60% due 09/15/2012 (g)	2,025,000	2,000,672
Clorox Company
5.00% due 03/01/2013	2,400,000	2,330,616
Community Health Systems, Inc.
8.875% due 07/15/2015	1,345,000	1,277,750
Coventry Health Care, Inc.
5.875% due 01/15/2012	1,270,000	1,223,385
6.30% due 08/15/2014	3,835,000	3,516,783
Covidien International Finance SA
6.00% due 10/15/2017	1,370,000	1,353,550
ERAC USA Finance Company
6.375% due 10/15/2017 (g)	1,600,000	1,271,722
7.95% due 12/15/2009 (g)	510,000	514,633
General Mills, Inc.
5.70% due 02/15/2017	1,215,000	1,177,240
Hospira, Inc.
5.90% due 06/15/2014	412,000	415,477
Humana, Inc.
8.15% due 06/15/2038	2,595,000	2,453,861
Kellogg Company, Series B
6.60% due 04/01/2011	481,000	499,294
Kraft Foods, Inc.
5.625% due 11/01/2011	966,000	969,601
Kroger Company
5.00% due 04/15/2013	2,000,000	1,909,380
6.40% due 08/15/2017	2,000,000	1,917,684
6.90% due 04/15/2038	2,000,000	1,855,866
Nabisco, Inc.
7.55% due 06/15/2015	1,471,000	1,508,697
Philip Morris International, Inc.
5.65% due 05/16/2018	3,755,000	3,470,874
Reynolds American, Inc.
7.25% due 06/01/2013	1,485,000	1,525,991
SABMiller PLC
6.50% due 07/15/2018 (g)	1,760,000	1,667,225
Safeway, Inc.
6.35% due 08/15/2017	1,820,000	1,763,889
Schering Plough Corp.
5.55% due 12/01/2013	937,000	906,114
6.00% due 09/15/2017	5,500,000	5,157,581
Smithfield Foods, Inc.
7.00% due 08/01/2011	897,000	780,390
Sotheby's
7.75% due 06/15/2015	1,580,000	1,445,700
Tesco PLC
6.15% due 11/15/2037 (g)	2,400,000	1,970,642
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016	1,680,000	1,561,567
6.15% due 02/01/2036	1,680,000	1,470,605
United Rentals North America, Inc.
7.75% due 11/15/2013	450,000	343,125

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Non-cyclical (continued)
UnitedHealth Group, Inc.
4.875% due 02/15/2013	$940,000	$898,445
5.375% due 03/15/2016	1,130,000	1,003,853
5.50% due 11/15/2012	1,155,000	1,104,157
5.80% due 03/15/2036	540,000	409,673
WellPoint, Inc.
5.00% due 12/15/2014	417,000	381,157
6.375% due 06/15/2037	1,735,000	1,484,419
Wyeth
5.50% due 03/15/2013	2,770,000	2,799,265
Yankee Acquisition Corp., Series B
8.50% due 02/15/2015	1,850,000	1,341,250

		70,316,403

Diversified - 0.15%
ESI Tractebel Acquisition Corp., Series B
7.99% due 12/30/2011	1,800,000	1,818,000
GRUPO KUO SAB de CV
9.75% due 10/17/2017 (g)	1,645,000	1,562,750

		3,380,750

Energy - 2.58%
Allis-Chalmers Energy, Inc.
8.50% due 03/01/2017	1,150,000	983,250
Buckeye Partners LP
5.125% due 07/01/2017	1,150,000	1,041,378
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	1,765,000	1,811,684
CNOOC Finance
5.50% due 05/21/2033 (g)	545,000	454,159
Delek & Avner-Yam Tethys, Ltd.
5.326% due 08/01/2013 (g)	1,034,718	1,042,996
Devon Financing Corp., ULC
6.875% due 09/30/2011	295,000	307,703
Duke Capital LLC
6.75% due 02/15/2032	589,000	527,307
Dynegy-Roseton Danskammer, Series B
7.67% due 11/08/2016	2,010,000	1,829,100
Enbridge Energy Partners LP, Series B
6.50% due 04/15/2018	2,400,000	2,214,720
7.50% due 04/15/2038	2,400,000	2,192,434
Energy Transfer Partners LP
6.625% due 10/15/2036	1,000,000	852,030
Enterprise Products Operating LP
4.95% due 06/01/2010	535,000	530,544
7.034% due 01/15/2068 (b)	2,005,000	1,616,491
8.375% due 08/01/2066 (b)	3,700,000	3,429,789
Enterprise Products Operating LP, Series B
6.875% due 03/01/2033	471,000	414,026
GS Caltex Corp.
5.50% due 08/25/2014 (g)	471,000	422,059
Kinder Morgan Energy Partners LP
5.80% due 03/15/2035	402,000	299,390
7.30% due 08/15/2033	603,000	550,433
MarkWest Energy Partners LP/ MarkWest Energy
Finance Corp., Series B
8.50% due 07/15/2016	1,770,000	1,672,650
McMoRan Exploration Company
11.875% due 11/15/2014	1,200,000	1,140,000

The accompanying notes are an integral part of the financial statements.
14

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Energy (continued)
Nexen, Inc.
5.875% due 03/10/2035		$598,000	$447,747
NGPL Pipeco LLC
7.119% due 12/15/2017 (g)		2,020,000	1,917,241
ONEOK Partners LP
6.65% due 10/01/2036		2,935,000	2,568,574
Pemex Project Funding Master Trust
4.1188% due 06/15/2010 (b)(g)		897,000	882,469
Petro-Canada
6.05% due 05/15/2018		1,410,000	1,230,804
Plains All American Pipeline LP
6.50% due 05/01/2018 (g)		1,220,000	1,100,560
Premcor Refining Group, Inc.
7.50% due 06/15/2015		206,000	196,379
Ras Laffan Liquefied Natural Gas Company, Ltd.
3.437% due 09/15/2009 (g)		273,834	274,341
Ras Laffan Liquefied Natural Gas Company, Ltd. III
5.838% due 09/30/2027 (g)		1,515,000	1,306,172
Salton Sea Funding Corp., Series F
7.475% due 11/30/2018		1,179,732	1,221,424
Spectra Energy Capital LLC
6.20% due 04/01/2018		1,350,000	1,247,276
Talisman Energy, Inc.
6.25% due 02/01/2038		2,775,000	2,155,284
Targa Resources Partners LP
8.25% due 07/01/2016		1,215,000	1,044,900
TEPPCO Partners LP
6.65% due 04/15/2018		3,000,000	2,972,814
7.00% due 06/01/2067 (b)		6,230,000	5,230,079
Texas Eastern Transmission LP
6.00% due 09/15/2017 (g)		2,110,000	2,014,269
Valero Logistics Operations LP
6.05% due 03/15/2013		2,392,000	2,315,994
Weatherford International, Ltd.
6.50% due 08/01/2036		2,400,000	2,068,898
7.00% due 03/15/2038		2,000,000	1,734,642
XTO Energy, Inc.
4.625% due 06/15/2013		3,000,000	2,814,276

			58,076,286

Financial - 15.52%
Allied Capital Corp.
6.00% due 04/01/2012		5,850,000	5,445,291
6.625% due 07/15/2011		1,450,000	1,411,949
Allied Irish Banks PLC
7.50% due 12/29/2049 (b)	EUR	99,000	113,588
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016		$4,360,000	3,846,872
American Express Bank FSB, BKNT
6.00% due 09/13/2017		3,085,000	2,576,462
American Express Company
7.00% due 03/19/2018		4,600,000	4,059,859
American Express Credit Corp., Series C
7.30% due 08/20/2013		2,555,000	2,464,364
American General Finance Corp.
6.90% due 12/15/2017		1,645,000	762,773
American Honda Finance Corp.
7.625% due 10/01/2018 (g)		1,375,000	1,370,046

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
American International Group, Inc.
8.175% due 05/15/2058 (g)		$2,745,000	$439,733
AON Capital Trust A
8.205% due 01/01/2027		2,630,000	2,202,841
Arch Capital Group, Ltd.
7.35% due 05/01/2034		3,000,000	2,842,233
Aries Vermogensverwaltung GmbH
9.60% due 10/25/2014		750,000	933,750
Assurant, Inc.
5.625% due 02/15/2014		461,000	428,905
6.75% due 02/15/2034		3,955,000	3,309,750
Astoria Depositor Corp.
8.144% due 05/01/2021 (g)		3,380,000	3,078,969
Avalon Re, Ltd., Series B
2.915% due 06/06/2010 (b)(g)		1,000,000	887,000
AXA Financial, Inc.
7.75% due 08/01/2010		533,000	546,569
AXA SA
6.379% due 12/14/2049 (b)(g)		1,175,000	655,766
6.463% due 12/31/2049 (b)(g)		4,065,000	2,321,615
BAC Capital Trust XIII
3.2188% due 03/15/2043 (b)		1,900,000	1,329,403
BAC Capital Trust XIV
5.63% due 12/31/2049 (b)		2,350,000	1,216,078
BAC Capital Trust XV
3.61% due 06/01/2056 (b)		4,170,000	3,334,853
Banco Mercantil del Norte SA
6.862% due 10/13/2021 (g)		2,395,000	2,112,206
Banco Santander Chile
3.1644% due 12/09/2009 (b)(g)		912,000	895,200
5.375% due 12/09/2014 (g)		295,000	284,150
Bank of Ireland
6.45% due 02/10/2010	EUR	99,000	140,049
Bear Stearns Companies, Inc.
3.0287% due 01/31/2011 (b)		$2,000,000	1,953,928
7.25% due 02/01/2018		1,725,000	1,660,097
Bear Stearns Companies, Inc., MTN
2.9994% due 11/28/2011 (b)		2,400,000	2,302,090
BNP Paribas
7.195% due 12/31/2049 (b)(g)		965,000	670,868
Bosphorus Financial Services, Ltd.
4.6044% due 02/15/2012 (b)(g)		1,868,125	1,803,329
Boston Properties, Ltd.
6.25% due 01/15/2013		785,000	778,130
Camden Property Trust
5.00% due 06/15/2015		804,000	699,609
Capmark Financial Group, Inc.
5.875% due 05/10/2012		4,340,000	2,163,464
Caterpillar Financial Services Corp.
4.50% due 06/15/2009		520,000	516,982
Caterpillar Financial Services Corp., MTN
5.45% due 04/15/2018		3,600,000	3,220,697
Catlin Insurance Company, Ltd.
7.249% due 12/31/2049 (b)(g)		4,500,000	2,008,840
Chubb Corp.
5.75% due 05/15/2018		915,000	847,937
Chuo Mitsui Trust & Banking Company
5.506% due 12/29/2049 (b)(g)		3,085,000	2,300,506

The accompanying notes are an integral part of the financial statements.
15

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
CIT Group, Inc.
5.00% due 02/13/2014	$425,000	$240,409
5.65% due 02/13/2017	620,000	302,540
CIT Group, Inc., MTN
5.125% due 09/30/2014	535,000	263,839
Citigroup, Inc.
5.50% due 04/11/2013	1,625,000	1,418,399
5.625% due 08/27/2012	981,000	845,561
6.125% due 11/21/2017	3,185,000	2,699,208
6.875% due 03/05/2038	1,700,000	1,390,542
8.40% due 04/29/2049 (b)	5,495,000	3,740,227
CNA Financial Corp.
6.00% due 08/15/2011	1,580,000	1,575,317
Colonial Properties Trust
6.25% due 06/15/2014	554,000	505,460
Colonial Realty LP
5.50% due 10/01/2015	569,000	485,181
Comerica Capital Trust II
6.576% due 02/20/2037 (b)	4,000,000	1,837,512
Credit Suisse First Boston USA, Inc.
6.50% due 01/15/2012	491,000	484,517
Developers Diversified Realty Corp.
4.625% due 08/01/2010	1,103,000	1,057,888
Dresdner Bank-New York
7.25% due 09/15/2015	589,000	576,884
Drummond Company, Inc.
7.375% due 02/15/2016 (g)	2,075,000	1,758,562
Duke Realty LP
5.95% due 02/15/2017	2,050,000	1,835,074
6.25% due 05/15/2013	1,750,000	1,702,934
Endurance Specialty Holdings, Ltd.
7.00% due 07/15/2034	3,600,000	2,632,565
ERP Operating LP
4.75% due 06/15/2009	687,000	674,434
First American Corp.
7.55% due 04/01/2028	1,485,000	1,523,274
Ford Motor Credit Company LLC
9.75% due 09/15/2010	2,683,000	1,923,934
9.875% due 08/10/2011	995,000	686,440
Foundation Re II, Ltd.
9.5569% due 11/26/2010 (b)(g)	900,000	889,884
Fund American Companies, Inc.
5.875% due 05/15/2013	709,000	525,813
Funding Corp.
9.00% due 06/01/2017	3,927,000	4,198,238
General Electric Capital Corp.
5.45% due 01/15/2013	3,064,000	2,862,536
5.625% due 05/01/2018	1,715,000	1,449,648
Genworth Financial, Inc.
6.15% due 11/15/2066 (b)	1,460,000	639,379
Goldman Sachs Capital II
5.793% due 12/29/2049 (b)	3,495,000	1,535,388
Goldman Sachs Group, Inc.
5.125% due 01/15/2015	2,800,000	2,311,260
6.75% due 10/01/2037	1,735,000	1,158,269
6.875% due 01/15/2011	1,325,000	1,266,590
Goldman Sachs Group, Inc., MTN
3.1906% due 07/22/2015 (b)	2,135,000	1,324,452

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Hartford Financial Services Group, Inc.
4.625% due 07/15/2013	$417,000	$381,256
HBOS PLC
5.375% due 12/29/2049 (b)(g)	1,128,000	697,860
6.413% due 09/29/2049 (b)(g)	2,255,000	1,271,910
HCP, Inc., MTN
6.70% due 01/30/2018	2,400,000	2,012,995
Health Care Property Investors, Inc.
6.30% due 09/15/2016	1,040,000	854,215
Health Care Property Investors, Inc., MTN
4.875% due 09/15/2010	1,471,000	1,398,996
5.625% due 02/28/2013	2,480,000	2,180,954
Health Care, Inc.
6.00% due 11/15/2013	755,000	690,598
6.20% due 06/01/2016	3,380,000	2,972,926
Healthcare Realty Trust, Inc.
8.125% due 05/01/2011	1,875,000	1,931,887
Horace Mann Educators Corp.
6.85% due 04/15/2016	1,190,000	1,243,899
Hospitality Properties Trust
6.75% due 02/15/2013	3,028,000	2,761,318
HRPT Properties Trust
6.65% due 01/15/2018	995,000	851,641
HSBC Bank USA, Inc.
4.625% due 04/01/2014	2,350,000	2,113,378
HSBC Finance Corp.
5.00% due 06/30/2015	2,507,000	2,237,911
HSBC Holdings PLC
6.50% due 09/15/2037	1,000,000	850,465
Huntington Capital III
6.65% due 05/15/2037 (b)	1,985,000	730,790
HVB Funding Trust III
9.00% due 10/22/2031 (g)	500,000	441,829
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)	265,000	146,985
Independencia International, Ltd.
9.875% due 01/31/2017 (g)	1,340,000	1,085,400
9.875% due 05/15/2015 (g)	430,000	354,750
International Lease Finance Corp.
3.50% due 04/01/2009	677,000	608,754
4.55% due 10/15/2009	393,000	315,686
4.75% due 07/01/2009	1,530,000	1,262,112
5.875% due 05/01/2013	785,000	496,578
International Lease Finance Corp., Series P
3.1906% due 01/15/2010 (b)	652,000	562,085
Jefferies Group, Inc.
6.45% due 06/08/2027	1,090,000	801,669
John Deere Capital Corp., Series D
4.125% due 01/15/2010	1,961,000	1,944,626
JPMorgan Chase & Company
6.75% due 02/01/2011	922,000	925,086
JPMorgan Chase & Company, Series L
7.90% due 12/31/2049	8,535,000	7,185,446
JPMorgan Chase Capital XX, Series T
6.55% due 09/29/2036	4,045,000	2,974,220
JPMorgan Chase Capital XXIII
3.8044% due 05/15/2047 (b)	4,175,000	2,239,161
Kaupthing Bank HF
3.4906% due 01/15/2010 (b)(g)	2,000,000	1,766,614

The accompanying notes are an integral part of the financial statements.
16

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Kazkommerts International BV
8.50% due 04/16/2013	$350,000	$206,556
Kimco Realty Corp.
5.70% due 05/01/2017	3,225,000	2,775,470
Landsbanki Islands HF
3.5106% due 08/25/2009 (b)(g)	2,730,000	2,356,238
6.10% due 08/25/2011 (g)	1,125,000	953,528
7.431% due 12/31/2049 (b)(g)	3,485,000	1,926,212
Lehman Brothers Holdings, Inc., MTN
1.00% due 01/26/2017 ^ (b)	4,475,000	559,375
Liberty Mutual Group, Inc.
6.50% due 03/15/2035 (g)	2,837,000	2,059,810
7.50% due 08/15/2036 (g)	6,245,000	4,928,648
7.80% due 03/15/2037 (g)	2,485,000	1,500,910
Lincoln National Corp.
6.05% due 04/20/2067 (b)	2,265,000	1,494,900
7.00% due 05/17/2066 (b)	5,355,000	4,083,648
Lloyds TSB Group PLC
6.267% due 12/31/2049 (b)(g)	1,570,000	1,175,862
Markel Corp.
6.80% due 02/15/2013	1,605,000	1,670,628
MBNA Capital, Series B
3.6006% due 02/01/2027 (b)	1,157,000	942,216
Mellon Capital IV, Series 1
6.244% due 06/29/2049 (b)	1,600,000	879,056
Merna Reinsurance, Ltd., Series B
5.1188% due 12/31/2010 (b)(g)	1,000,000	956,200
Merrill Lynch & Company, Inc.
3.3412% due 05/02/2017 (b)	3,200,000	2,601,069
7.75% due 05/14/2038	7,525,000	6,324,604
Merrill Lynch & Company, Inc., MTN
6.15% due 04/25/2013	2,000,000	1,848,114
6.875% due 04/25/2018	5,095,000	4,507,801
MetLife, Inc.
6.40% due 12/15/2036 (b)	500,000	311,718
Mizuho Financial Group (Cayman), Ltd.
8.375% due 12/29/2049	2,230,000	1,913,920
Morgan Stanley
3.235% due 10/18/2016 (b)	3,315,000	2,160,966
4.25% due 05/15/2010	1,633,000	1,326,933
Morgan Stanley, MTN
5.95% due 12/28/2017	4,230,000	2,649,867
6.625% due 04/01/2018	4,770,000	3,156,743
Mystic Re, Ltd.
8.9443% due 12/05/2008 (b)(g)	1,220,000	1,219,634
Nationwide Health Properties, Inc.
6.50% due 07/15/2011	1,535,000	1,582,077
Natixis
10.00% due 04/29/2049 (b)(g)	1,485,000	1,378,065
Nelnet, Inc.
7.40% due 09/29/2036 (b)	2,290,000	1,546,597
North Front Pass-Through Trust
5.81% due 12/15/2024 (b)(g)	1,130,000	1,019,660
Northern Trust Company
6.50% due 08/15/2018	855,000	871,737
Ohio Casualty Corp.
7.30% due 06/15/2014	2,115,000	2,159,747
Oil Casualty Insurance, Ltd.
8.00% due 09/15/2034 (g)	5,150,000	4,732,500

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Osiris Capital PLC, Series C
5.6406% due 01/15/2010 (b)(g)	$4,805,000	$4,763,247
Osiris Capital PLC, Series D
7.7906% due 01/15/2010 (b)(g)	1,875,000	1,882,580
PartnerRe Finance A LLC
6.875% due 06/01/2018	2,000,000	1,938,180
PartnerRe Finance II
6.44% due 12/01/2066 (b)	3,550,000	2,565,663
PNC Financial Services Group, Inc.
8.25% due 12/31/2049 (b)	3,000,000	2,809,020
PNC Funding Corp.
2.9388% due 01/31/2012 (b)	4,000,000	3,781,672
Popular North America, Inc.
4.70% due 06/30/2009	598,000	581,058
Progressive Corp.
6.70% due 06/15/2037 (b)	1,135,000	924,757
ProLogis
5.625% due 11/15/2016	1,750,000	1,490,669
6.625% due 05/15/2018	2,165,000	1,859,445
Prudential Financial, Inc.
4.75% due 04/01/2014	1,343,000	1,198,073
Prudential Financial, Inc., MTN
5.15% due 01/15/2013	2,600,000	2,458,937
QBE Capital Funding II LP
6.797% due 06/01/2049 (b)(g)	2,315,000	1,848,220
Rabobank Capital Funding II
5.26% due 12/29/2049 (b)(g)	4,115,000	3,809,338
RBS Capital Trust IV
4.5687% due 09/29/2049 (b)	897,000	669,336
Realty Income Corp.
5.95% due 09/15/2016	3,030,000	2,680,717
Reliastar Financial Corp.
6.50% due 11/15/2008	716,000	717,555
Rouse Company LP
3.625% due 03/15/2009	2,800,000	2,492,000
5.375% due 11/26/2013	456,000	278,160
6.75% due 05/01/2013 (g)	1,685,000	1,145,800
Royal Bank of Scotland Group PLC
7.648% due 08/31/2049 (b)	3,060,000	2,514,864
Royal Bank of Scotland Group PLC, MTN
7.64% due 03/31/2049	1,400,000	1,043,025
Schwab Capital Trust I
7.50% due 11/15/2037 (b)	1,890,000	1,560,176
Shinhan Bank
6.819% due 09/20/2036 (b)	2,670,000	2,118,143
Silicon Valley Bank
6.05% due 06/01/2017	2,185,000	1,893,768
Simon Property Group LP
5.625% due 08/15/2014	2,380,000	2,190,935
5.75% due 12/01/2015	1,500,000	1,417,616
5.875% due 03/01/2017	2,520,000	2,227,471
6.10% due 05/01/2016	1,000,000	912,901
Skandinaviska Enskilda Banken AB
5.471% due 03/29/2049 (b)(g)	2,100,000	1,749,008
SLM Corp.
3.10% due 01/27/2014 (b)	6,390,000	3,645,521
4.50% due 07/26/2010	1,895,000	1,440,200
SLM Corp., MTN
8.45% due 06/15/2018	2,070,000	1,407,600

The accompanying notes are an integral part of the financial statements.
17

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
SLM Corp., MTN, Series A
2.94% due 07/27/2009 (b)	$4,000,000	$3,520,848
SLM Corp., MTN, Series X
2.9188% due 03/16/2009 (b)	2,400,000	2,319,168
SMFG Preferred Capital
6.078% due 01/29/2049 (b)(g)	2,000,000	1,428,100
Sovereign Capital Trust VI
7.908% due 06/13/2036	1,650,000	1,207,732
StanCorp Financial Group, Inc.
6.90% due 05/29/2067 (b)	3,600,000	3,031,650
Standard Chartered PLC
6.409% due 01/30/2017 (b)(g)	5,000,000	3,853,225
SunTrust Capital VIII
6.10% due 12/01/2066 (b)	1,375,000	847,399
SunTrust Preferred Capital I
5.853% due 12/31/2049 (b)	2,525,000	1,388,750
Symetra Financial Corp.
6.125% due 04/01/2016 (g)	1,650,000	1,329,479
8.30% due 10/15/2067 (b)(g)	1,550,000	1,007,500
Tate & Lyle International Finance PLC
5.00% due 11/15/2014 (g)	417,000	367,031
Teco Finance, Inc.
6.572% due 11/01/2017	792,000	718,735
7.00% due 05/01/2012	1,143,000	1,161,773
Textron Financial Corp.
6.00% due 02/15/2067 (b)(g)	3,000,000	2,186,637
Transatlantic Holdings, Inc.
5.75% due 12/14/2015	3,055,000	2,924,646
TuranAlem Finance BV
7.875% due 06/02/2010	638,000	446,600
8.50% due 02/10/2015 (g)	600,000	372,000
Ucar Finance, Inc.
10.25% due 02/15/2012	111,000	114,330
USB Capital IX
6.189% due 03/29/2049 (b)	8,105,000	3,971,450
USB Realty Corp.
6.091% due 12/22/2049 (b)(g)	2,600,000	1,196,000
Vita Capital III, Ltd., Series B-I
3.8912% due 01/01/2011 (b)(g)	4,280,000	4,144,752
Vornado Realty LP
5.60% due 02/15/2011	2,000,000	1,963,594
W.R. Berkley Corp.
6.15% due 08/15/2019	699,000	638,762
Waddell & Reed Financial, Inc.
5.60% due 01/15/2011	1,600,000	1,618,619
Washington Mutual Bank FA
3.4406% due 01/15/2015 (b)	1,070,000	1,337
WEA Finance LLC
7.125% due 04/15/2018 (g)	2,000,000	1,798,008
Westfield Capital Corp., Ltd.
4.375% due 11/15/2010 (g)	721,000	701,966
White Mountains Re Group, Ltd.
7.506% due 05/29/2049 (b)(g)	4,930,000	3,236,323
XL Capital, Ltd.
5.25% due 09/15/2014	741,000	640,943
XL Capital, Ltd., Series E
6.50% due 12/31/2049 (b)	1,715,000	1,011,850

		349,498,780

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Industrial - 1.71%
BAE Systems Asset Trust
6.664% due 09/15/2013 (g)	$1,795,459	$1,758,016
7.156% due 12/15/2011 (g)	753,592	758,599
BE Aerospace, Inc.
8.50% due 07/01/2018	1,090,000	1,057,300
Blaze Recycling & Metals LLC
10.875% due 07/15/2012 (g)	930,000	932,325
BWAY Corp.
10.00% due 10/15/2010	2,105,000	2,041,850
Caterpillar, Inc.
7.25% due 09/15/2009	687,000	704,709
CMA CGM SA
7.25% due 02/01/2013 (g)	2,610,000	1,931,400
Commercial Metals Company
7.35% due 08/15/2018	1,195,000	1,128,471
CRH America, Inc.
8.125% due 07/15/2018	1,840,000	1,805,196
General Electric Company
5.00% due 02/01/2013	4,125,000	3,799,195
Ingersoll-Rand Global Holding Company, Ltd.
6.875% due 08/15/2018	2,070,000	2,039,991
Jabil Circuit, Inc.
5.875% due 07/15/2010	853,000	818,880
Masco Corp.
4.80% due 06/15/2015	2,540,000	2,118,538
6.125% due 10/03/2016	2,000,000	1,737,762
Navios Maritime Holdings, Inc.
9.50% due 12/15/2014	1,850,000	1,702,000
Overseas Shipholding Group, Inc.
8.75% due 12/01/2013	425,000	420,750
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017	1,955,000	1,524,900
Tyco Electronics Group SA
6.55% due 10/01/2017	6,840,000	6,582,036
7.125% due 10/01/2037	2,000,000	1,889,806
Union Pacific Corp.
5.70% due 08/15/2018	3,300,000	3,073,241
Waste Management, Inc.
7.75% due 05/15/2032	625,000	614,952

		38,439,917

Technology - 0.17%
Electronic Data Systems Corp.
7.125% due 10/15/2009	148,000	150,385
Fiserv, Inc.
6.80% due 11/20/2017	1,600,000	1,544,077
Xerox Corp.
6.75% due 02/01/2017	2,230,000	2,104,460

		3,798,922

Utilities - 3.43%
AES Eastern Energy LP, Series 99-A
9.00% due 01/02/2017	2,926,670	3,102,270
AES Gener SA
7.50% due 03/25/2014	906,000	957,619
American Electric Power Company, Inc.
5.25% due 06/01/2015	540,000	495,027
Appalachian Power Company
5.80% due 10/01/2035	1,961,000	1,568,310
7.00% due 04/01/2038	1,755,000	1,641,899

The accompanying notes are an integral part of the financial statements.
18

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Utilities (continued)
Arizona Public Service Company
5.50% due 09/01/2035	$1,118,000	$792,312
BVPS II Funding Corp.
8.89% due 06/01/2017	967,000	989,875
CenterPoint Energy Houston Electric LLC, Series K2
6.95% due 03/15/2033	535,000	485,753
Commonwealth Edison Company
5.80% due 03/15/2018	1,900,000	1,741,141
Constellation Energy Group, Inc.
4.55% due 06/15/2015	3,615,000	3,099,483
Dominion Resources, Inc.
5.70% due 09/17/2012	368,000	364,456
6.30% due 09/30/2066 (b)	3,200,000	2,816,640
7.50% due 06/30/2066 (b)	1,680,000	1,434,770
Empresa Nacional De Electricidad
8.50% due 04/01/2009	412,000	417,832
Enel Finance International SA
6.25% due 09/15/2017 (g)	2,335,000	2,323,068
Enersis SA
7.375% due 01/15/2014	633,000	639,186
Entergy Louisiana LLC
8.09% due 01/02/2017	2,150,223	2,179,768
Exelon Generation Company, LLC
6.95% due 06/15/2011	2,033,000	2,058,758
FirstEnergy Corp.
6.45% due 11/15/2011	481,000	483,294
7.375% due 11/15/2031	1,299,000	1,207,735
Ipalco Enterprises, Inc.
8.625% due 11/14/2011	1,595,000	1,602,975
Israel Electric Corp., Ltd.
7.25% due 01/15/2019 (g)	7,280,000	7,291,903
Jersey Central Power & Light Company, Series WI
6.40% due 05/15/2036	2,000,000	1,704,430
Michigan Consolidated Gas Company
5.70% due 03/15/2033	736,000	621,082
Midwest Generation LLC, Series B
8.56% due 01/02/2016	2,654,665	2,734,305
National Grid PLC
6.30% due 08/01/2016	2,515,000	2,399,059
Nevada Power Company
5.875% due 01/15/2015	1,785,000	1,686,250
6.65% due 04/01/2036	2,330,000	2,064,552
NiSource Finance Corp.
6.15% due 03/01/2013	977,000	945,661
6.80% due 01/15/2019	2,555,000	2,320,811
7.875% due 11/15/2010	814,000	837,206
Pacific Gas & Electric Company
4.20% due 03/01/2011	2,329,000	2,275,433
4.80% due 03/01/2014	598,000	563,250
PNPP II Funding Corp.
9.12% due 05/30/2016	796,000	815,740
PPL Energy Supply LLC
6.50% due 05/01/2018	2,000,000	1,823,538
Progress Energy, Inc.
5.625% due 01/15/2016	2,000,000	1,893,420
PSEG Power LLC
5.00% due 04/01/2014	736,000	667,456
8.625% due 04/15/2031	736,000	795,969

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Utilities (continued)
Scottish Power PLC
4.91% due 03/15/2010	$1,265,000	$1,270,693
Sempra Energy
4.75% due 05/15/2009	437,000	437,022
Southern Union Company
7.20% due 11/01/2066 (b)	4,880,000	3,583,911
SPI Electricity & Gas Australia Holdings Party, Ltd.
6.15% due 11/15/2013 (g)	798,000	788,456
Tampa Electric Company
6.55% due 05/15/2036	2,000,000	1,748,780
Taqa Abu Dhabi National Energy Company
5.62% due 10/25/2012 (g)	1,415,000	1,372,280
Texas Competitive Electric Holdings Company LLC
10.25% due 11/01/2015 (g)	2,150,000	1,940,375
United Energy Distribution Property, Ltd.
4.70% due 04/15/2011 (g)	344,000	352,796
Veolia Environnement
6.00% due 06/01/2018	2,400,000	2,301,360
Virginia Electric and Power Company
6.00% due 01/15/2036	2,000,000	1,736,496

		77,374,405

TOTAL CORPORATE BONDS (Cost $916,922,973)		$780,697,220

MUNICIPAL BONDS - 0.21%

District of Columbia - 0.21%
George Washington University, DC, Series B
5.095% due 09/15/2032	4,800,000	4,800,000

TOTAL MUNICIPAL BONDS (Cost $4,800,000)		$4,800,000

COLLATERALIZED MORTGAGE
OBLIGATIONS - 13.99%
GS Mortgage Securities Corp. II, Series 2006-GG8,
Class X
0.6523% IO due 11/10/2039	58,812,880	1,853,182
Trapeza CDO LLC Series 2007-12A, Class B
3.3512% due 04/06/2042 (b)(g)	3,000,000	750,000
American Home Mortgage Assets, Series 2006-6,
Class A1A
3.3969% due 11/25/2036 (b)	2,600,923	1,578,887
American Home Mortgage Assets, Series 2006-6,
Class XP
3.1939% IO due 12/25/2046	47,312,344	1,892,494
American Home Mortgage Assets, Series 2007-5,
Class XP
3.7224% IO due 06/25/2047	34,020,709	1,020,621
American Home Mortgage Investment Trust, Series
2007-1, Class GIOP
2.0784% IO due 05/25/2047	30,147,377	1,676,948
American Home Mortgage Investment Trust,
Series 2004-4, Class 5A
4.44% due 02/25/2045	3,970,385	2,659,742
American Tower Trust, Series 2007-1A, Class D
5.9568% due 04/15/2037 (g)	2,850,000	2,552,309
Banc of America Commercial Mortgage, Inc.,
Series 2004-4, Class A3
4.128% due 07/10/2042	1,602,716	1,576,878

The accompanying notes are an integral part of the financial statements.
19

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Banc of America Commercial Mortgage, Inc.,
Series 2005-2, Class AJ
4.953% due 07/10/2042 (b)	$2,524,154	$1,989,694
Banc of America Commercial Mortgage, Inc.,
Series 2005-6, Class A4
5.1799% due 09/10/2047 (b)	3,075,000	2,790,918
Banc of America Commercial Mortgage, Inc.,
Series 2006-2, Class A3
5.9013% due 05/10/2045 (b)	5,245,000	4,934,187
Banc of America Commercial Mortgage, Inc.,
Series 2006-3, Class A4
5.889% due 07/10/2044	4,420,000	4,001,366
Banc of America Commercial Mortgage, Inc.,
Series 2006-4, Class A3A
5.60% due 08/10/2013	4,215,000	3,917,128
Banc of America Funding Corp., Series 2006-B,
Class 6A1
5.8809% due 03/20/2036 (b)	2,539,839	2,155,734
Banc of America Funding Corp., Series 2006-D,
Class 6B1
5.9453% due 05/20/2036 (b)	1,711,828	465,871
Banc of America Funding Corp., Series 2007-E,
Class 4A1
5.8516% due 09/20/2037 (b)	1,903,466	1,828,323
Banc of America Large Loan,
Series 2005-MIB1, Class B
2.7475% due 03/15/2022 (b)(g)	4,495,000	4,083,849
Banc of America Large Loan, Series 2006-BIX1,
Class C
2.6675% due 10/15/2019 (b)(g)	5,214,117	4,726,331
Bank of America Commercial Mortgage, Inc.,
Series 2001-3, Class A1
4.89% due 04/11/2037	204,754	202,785
Bear Stearns Alt-A Trust, Series 2005-3, Class B2
5.442% due 04/25/2035 (b)	1,023,367	393,888
Bear Stearns Asset Backed Securities, Inc.,
Series 2003-AC4, Class A
5.00% due 09/25/2033	484,860	412,927
Bear Stearns Asset Backed Securities, Inc.,
Series 2004-AC5, Class A1
5.25% due 10/25/2034	418,821	337,761
Bear Stearns Commercial Mortgage Securities, Inc.
4.95% due 06/11/2041 (g)	2,690,000	1,698,857
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR5, Class X1
0.2187% IO due 07/11/2042	32,462,220	544,158
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-T16, Class X1
0.2609% IO due 08/13/2046 (g)	30,504,038	471,922
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-PWR8, Class AJ
4.75% due 06/11/2041	2,347,708	1,821,508
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-BBA7, Class G
2.9275% due 03/15/2019 (b)(g)	2,300,000	2,000,605
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-PW14, Class D
5.412% due 12/11/2038 (g)	2,245,000	1,279,776
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-T24, Class AY
0.4256% IO due 10/12/2041	175,043,124	2,862,585

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
3.4169% due 12/25/2036 (b)	$2,071,844	$1,319,676
Chase Commercial Mortgage Securities Corp.,
Series 2000-2, Class C
7.928% due 07/15/2032	1,470,381	1,509,666
Chaseflex Trust, Series 2005-2, Class 4A1
5.00% due 06/25/2035	2,229,617	1,946,039
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.9151% due 03/15/2049 (b)	3,544,000	3,205,407
Citigroup Mortgage Loan Trust, Inc., Series 2005-1,
Class 2B1
5.3425% due 04/25/2035 (b)	1,557,367	641,582
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-10, Class 1A5A
5.8379% due 12/25/2035 (b)	1,944,824	1,386,980
Citigroup Mortgage Loan Trust, Inc., Series 2005-5,
Class 2A3
5.00% due 08/25/2035	1,238,324	1,105,592
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2005-CD1, Class C
5.3995% due 09/15/2020 (b)	1,055,000	782,136
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.3995% due 09/15/2020 (b)	2,080,000	1,908,202
Commercial Mortgage Pass Through Certificates,
Series 2003-LB1A, Class A2
4.084% due 06/10/2038	2,475,141	2,246,440
Commercial Mortgage Pass Through Certificates,
Series 2005-C6, Class B
5.3994% due 06/10/2044 (b)	2,450,635	1,832,023
Commercial Mortgage Pass Through Certificates,
Series 2005-FL11, Class AJ
2.6875% due 11/15/2017 (b)(g)	2,599,402	2,420,272
Countrywide Alternative Loan Trust, Series
2006-OA3, Class X
2.3415% IO due 05/25/2036	14,869,601	278,024
Countrywide Alternative Loan Trust,
Series 2004-J7, Class 1A2
4.673% due 08/25/2034 (b)	40,542	39,803
Countrywide Alternative Loan Trust,
Series 2005-59, Class 2X
3.1878% IO due 11/20/2035	37,085,033	1,274,798
Countrywide Alternative Loan Trust,
Series 2006-11CB, Class 3A1
6.50% due 05/25/2036	2,193,515	1,393,569
Countrywide Alternative Loan Trust,
Series 2006-OA10, Class XPP
1.7989% IO due 08/25/2046	19,486,348	672,883
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-HYB2, Class 4A
4.5209% due 07/20/2034 (b)	4,855,168	4,028,517
Countrywide Home Loans,
Series 2005-12, Class 2A5
5.50% due 05/25/2035	675,246	617,450
Credit Suisse Mortgage Capital Certificates,
Series 2006-C5, Class A2
5.246% due 12/15/2039	6,500,000	6,158,225

The accompanying notes are an integral part of the financial statements.
20

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Credit Suisse Mortgage Capital Certificates,
Series 2006-TFLA, Class B
2.7175% due 04/15/2021 (b)(g)	$4,095,000	$3,756,712
Crown Castle Towers LLC, Series 2006-1A, Class F
6.6496% due 11/15/2036 (g)	6,825,000	6,051,538
Crown Castle Towers LLC, Series 2006-1A, Class G
6.7954% due 11/15/2036 (g)	2,775,000	2,391,080
Crown Castle Towers LLC, Series 2005-1A, Class D
5.612% due 06/15/2035 (g)	3,195,000	3,002,342
Crown Castle Towers LLC, Series 2006-1A, Class E
6.0652% due 11/15/2036 (g)	2,730,000	2,388,095
CS First Boston Mortgage Securities Corp, Series
2005-C5, Class F
5.10% due 08/15/2038 (b)	3,000,000	1,977,920
CS First Boston Mortgage Securities Corp.,
Series 2001-CKN5, Class A4
5.435% due 09/15/2034	1,587,376	1,552,218
CS First Boston Mortgage Securities Corp.,
Series 2001-CP4, Class A4
6.18% due 12/15/2035	1,592,913	1,585,914
CS First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133% due 04/15/2037	980,254	969,727
CS First Boston Mortgage Securities Corp.,
Series 2004-C4, Class A4
4.283% due 10/15/2039	539,140	509,625
CS First Boston Mortgage Securities Corp.,
Series 2005-C1, Class AX
0.1677% IO due 02/15/2038 (g)	57,804,192	558,545
CS First Boston Mortgage Securities Corp.,
Series 2005-C2, Class B
5.016% due 04/15/2037	2,881,947	2,146,377
CS First Boston Mortgage Securities Corp.,
Series 2005-TF2A, Class K
3.6875% due 09/15/2020 (b)(g)	1,000,000	884,419
DSLA Mortgage Loan Trust, Series 2005-AR5,
Class X2
2.764% IO due 08/19/2045	34,333,826	997,827
Federal Home Loan Mortgage Corp.,
Series 2005-3019, Class MD
4.75% due 01/15/2031	1,361,696	1,378,503
Federal Home Loan Mortgage Corp., Series 24989,
Class PE
6.00% due 08/15/2032	1,931,573	1,963,041
Federal Home Loan Mortgage Corp.,
Series T-41, Class 3A
7.50% due 07/25/2032	172,947	187,713
Federal National Mortgage Association,
Series 2002-W3, Class A5
7.50% due 01/25/2028	333,397	354,641
First Horizon Alternative Mortgage Securities,
Series 2004-AA5, Class B1
5.2096% due 12/25/2034 (b)	722,552	426,619
First Horizon Alternative Mortgage Securities,
Series 2006-AA2, Class B1
6.1473% due 05/25/2036 (b)	1,288,749	103,810
First Union National Bank Commercial Mortgage
Trust, Series 2002-C1, Class A1
5.585% due 02/12/2034	358,295	356,399

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A1
6.079% due 05/15/2033	$32,358	$32,272
GE Capital Commercial Mortgage Corp.,
Series 2001-3, Class A2
6.07% due 06/10/2038	1,102,786	1,091,325
GE Capital Commercial Mortgage Corp.,
Series 2002-2A, Class A3
5.349% due 08/11/2036	735,191	713,369
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class XC
0.1609% IO due 06/10/2048 (b)(g)	90,527,997	1,004,390
GE Capital Commercial Mortgage Corp.,
Series 2005-C2, Class C
5.133% due 05/10/2043 (b)	2,171,263	1,620,443
G-Force LLC, Series 2005-RR2, Class A4B
5.422% due 12/27/2039 (g)	2,425,000	1,442,875
Global Signal Trust, Series 2004-2A, Class D
5.093% due 12/15/2014 (g)	1,700,000	1,634,363
Global Signal Trust, Series 2006-1, Class E
6.495% due 02/15/2036 (g)	2,205,000	2,136,266
Global Tower Partners Acquisition Partners LLC,
Series 2007-1A, Class F
7.0496% due 05/15/2037 (g)	725,000	683,369
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C2, Class B
5.6826% due 05/10/2040 (b)	6,983,000	6,644,586
GMAC Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 2A1
5.6293% due 04/19/2036 (b)	1,339,394	1,060,941
Greenpoint Mortgage Funding Trust, Series
2005-AR1, Class A3
3.4869% due 06/25/2045 (b)	627,882	453,511
Greenpoint Mortgage Funding Trust, Series
2005-AR4, Class 4A2
3.5669% due 10/25/2045 (b)	2,876,798	1,705,110
Greenpoint Mortgage Funding Trust, Series
2006-AR1, Class A2A
3.5769% due 02/25/2036 (b)	4,632,240	2,373,395
Greenwich Capital Commercial Funding Corp,
Series 2007-GG9, Class C
5.554% due 02/10/2017	1,695,000	1,004,707
Greenwich Capital Commercial Funding Corp,
Series 2007-GG9, Class F
5.633% due 02/10/2017	935,000	419,851
Greenwich Capital Commercial Funding Corp.,
Series 2002-C1, Class A2
4.112% due 01/11/2017	945,014	906,563
GS Mortgage Securities Corp. II, Series 2005-GG4,
Class XC
0.2181% IO due 07/10/2039 (b)(g)	101,200,765	1,624,242
GSR Mortgage Loan Trust, Series 2004-9, Class B1
4.5239% due 08/25/2034 (b)	1,680,967	1,305,886
GSR Mortgage Loan Trust, Series 2006-AR1,
Class 3A1
5.3706% due 01/25/2036 (b)	2,543,665	2,155,155
Harborview Mortgage Loan Trust, Series 2005-16,
Class 2A1B
3.36% due 01/19/2036 (b)	1,564,298	706,063

The accompanying notes are an integral part of the financial statements.
21

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Harborview Mortgage Loan Trust,
Series 2004-7, Class 2A3
5.3488% due 11/19/2034 (b)	$760,802	$594,438
Harborview Mortgage Loan Trust,
Series 2005-8, Class 1X
2.6267% IO due 09/19/2035 (b)	25,206,863	504,137
Harborview Mortgage Loan Trust,
Series 2006-SB1, Class A1A
3.705% due 12/19/2036 (b)	3,285,084	1,809,985
Harborview Mortgage Loan Trust,
Series 2007-3, Class ES
0.3509% IO due 05/19/2047	70,219,891	438,874
Harborview Mortgage Loan Trust,
Series 2007-4, Class ES
0.3508% IO due 07/19/2047	70,690,368	441,815
Harborview Mortgage Loan Trust,
Series 2007-6, Class ES
0.3436% IO due 08/19/2037 (g)	49,551,175	309,695
Hilton Hotels Pool Trust, Series 2000-HLTA, Class B
2.9856% due 10/03/2015 (b)(g)	335,000	331,711
IndyMac Index Mortgage Loan Trust,
Series 2004-AR13, Class B1
5.2962% due 01/25/2035	1,037,285	520,168
Indymac Index Mortgage Loan Trust,
Series 2005-AR18, Class 1X
zero coupon IO due 10/25/2036	60,352,172	1,394,135
Indymac Index Mortgage Loan Trust,
Series 2005-AR18, Class 2X
zero coupon IO due 10/25/2036	74,449,528	1,072,073
IndyMac Index Mortgage Loan Trust,
Series 2005-AR5, Class B1
5.4878% due 05/25/2035 (b)	1,688,145	816,416
IndyMac Index Mortgage Loan Trust,
Series 2006-AR19, Class 1B1
6.3433% due 08/25/2036 (b)	1,655,364	151,210
JPMorgan Chase Commercial Mortgage Securities
Corp, Series 2005-LDP5, Class G
5.4995% due 12/15/2044 (b)	2,460,000	1,553,569
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP5, Class A4
5.3445% due 12/15/2044 (b)	7,990,000	7,236,906
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2002-C1, Class A3
5.376% due 07/12/2037	2,568,266	2,472,348
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2004-CBX, Class A2
3.89% due 01/12/2037	385,350	380,114
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP3, Class A4B
4.996% due 08/15/2042 (b)	2,675,000	2,377,254
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP4, Class B
5.129% due 10/15/2042 (b)	1,335,000	981,931
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP7, Class A4
6.0654% due 04/15/2045 (b)	2,675,000	2,418,841
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP8, Class A3B
5.447% due 05/15/2045	4,530,000	4,127,061

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP8, Class X
0.7621% IO due 05/15/2045	$89,247,152	$2,631,113
JPMorgan Mortgage Trust, Series 2006-A7, Class
2A5
5.8021% due 01/25/2037 (b)	3,964,923	3,023,486
JPMorgan Mortgage Trust, Series 2005-S2,
Class 2A16
6.50% due 09/25/2035	1,635,822	1,480,931
JPMorgan Mortgage Trust, Series 2005-S3,
Class 2A2
5.50% due 01/25/2021	2,334,368	2,165,857
LB-UBS Commercial Mortgage Trust, Series
2005-C2, Class E
5.4563% due 04/15/2030 (b)	2,990,000	2,062,022
LB-UBS Commercial Mortgage Trust,
Series 2002-C1,Class A4
6.462% due 03/15/2031	1,470,381	1,477,041
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class XCL
0.2556% IO due 03/17/2020 (g)	47,038,879	820,222
LB-UBS Commercial Mortgage Trust,
Series 2005-C3, Class G
5.111% due 06/17/2015 (b)(g)	1,264,528	805,905
LB-UBS Commercial Mortgage Trust,
Series 2005-C5, Class A2
4.885% due 09/15/2040	2,881,947	2,828,233
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
5.8826% due 06/15/2038 (b)	3,165,000	2,890,992
Lehman XS Trust, Series 2007-10H, Class 2A2
7.50% due 07/25/2037	5,997,802	5,131,863
Mastr Adjustable Rate Mortgages Trust,
Series 2004-13, Class 2A1
4.1551% due 04/21/2034 (b)	2,694,631	2,413,914
Mastr Adjustable Rate Mortgages Trust,
Series 2004-8, Class 5A1
4.5965% due 08/25/2034 (b)	4,021,517	3,374,484
Mastr Adjustable Rate Mortgages Trust,
Series 2005-2, Class 2A1
5.579% due 03/25/2035 (b)	7,359,242	5,209,303
Mastr Adjustable Rate Mortgages Trust,
Series 2006-2, Class 4A1
4.9812% due 02/25/2036 (b)	8,324,705	6,897,865
Merrill Lynch Mortgage Trust, Series 2008-C1,
Class X
0.564% IO due 02/14/2051 (g)	54,622,827	1,433,849
Merrill Lynch Mortgage Trust,
Series 2004-KEY2, Class A4
4.864% due 08/12/2039 (b)	1,588,012	1,441,532
Merrill Lynch Mortgage Trust, Series 2005-CIP1,
Class XC
0.0871% IO due 08/12/2020 (g)	275,946,564	1,432,301
Merrill Lynch Mortgage Trust, Series 2005-CIP1,
Class XP
0.2914% IO due 07/12/2038	227,224,096	1,407,744
Merrill Lynch Mortgage Trust, Series 2005-CKI1,
Class A6
5.4159% due 11/12/2037 (b)	2,855,000	2,606,622

The accompanying notes are an integral part of the financial statements.
22

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Merrill Lynch Mortgage Trust, Series 2006-C2,
Class X
0.5589% IO due 08/12/2026	$77,297,130	$1,632,067
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-2, Class A4
6.1044% due 06/12/2046 (b)	4,565,000	4,167,418
MLCC Mortgage Investors, Inc., Series 2005-A,
Class A1
3.4369% due 03/25/2030 (b)	126,921	119,773
MLCC Mortgage Investors, Inc., Series 2007-3,
Class M1
5.9409% due 09/25/2037 (b)	1,452,812	1,016,930
MLCC Mortgage Investors, Inc., Series 2007-3,
Class M2
5.9409% due 09/25/2037 (b)	546,929	432,523
MLCC Mortgage Investors, Inc., Series 2007-3,
Class M3
5.9409% due 09/25/2037 (b)	353,954	245,612
Morgan Stanley Capital I, Series 2005-RR6, Class
A2FL
3.3963% due 05/24/2043 (b)	1,701,623	1,480,412
Morgan Stanley Capital I, Series 2006-IQ12, Class E
5.538% due 12/15/2043 (b)	2,170,000	1,245,969
Morgan Stanley Capital I, Series 2004-T13, Class A2
3.94% due 09/13/2045	882,543	859,616
Morgan Stanley Capital I, Series 2005-HQ7,
Class A2
5.3784% due 11/14/2042 (b)	2,185,000	2,084,965
Morgan Stanley Capital I, Series 2005-HQ7,
Class A4
5.3784% due 11/14/2042 (b)	2,795,000	2,575,816
Morgan Stanley Capital I, Series 2005-IQ10,
Class A4A
5.23% due 09/15/2042 (b)	2,535,000	2,309,206
Morgan Stanley Capital I, Series 2005-IQ9, Class X1
0.243% IO due 07/15/2056 (g)	36,775,203	902,607
Morgan Stanley Capital I, Series 2005-T17, Class X1
0.184% IO due 12/31/2041 (g)	74,965,779	932,822
Morgan Stanley Capital I,
Series 2007-SRR3, Class A
2.7706% due 12/20/2049 (b)(g)	3,000,000	900,000
Morgan Stanley Capital I,
Series 2007-SRR3, Class B
2.8706% due 12/20/2049 (b)(g)	3,000,000	750,000
Morgan Stanley Dean Witter Capital I,
Series 2003-HYB1, Class A2
4.6188% due 03/25/2033 (b)	3,597,984	3,511,702
Multi Security Asset Trust, Series 2005-RR4A,
Class F
5.88% due 11/28/2035 (b)(g)	580,000	290,000
Provident Funding Mortgage Loan Trust,
Series 2005-1, Class B1
4.8196% due 05/25/2035 (b)	1,752,102	1,353,362
Residential Accredit Loans, Inc., Series
2007-QS10, Class A1
6.50% due 09/25/2037	3,416,348	2,307,104
Residential Accredit Loans, Inc.,
Series 2005-QA12, Class NB5
5.9535% due 12/25/2035 (b)	2,486,518	1,815,559

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Residential Accredit Loans, Inc.,
Series 2007-QS11, Class A1
7.00% due 10/25/2037	$2,870,438	$2,055,056
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 2A1
6.50% due 07/25/2036	3,357,765	2,032,499
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	590,327	593,167
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A3
6.428% due 12/18/2035	1,150,345	1,152,499
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036 (g)	4,670,000	4,043,562
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036 (g)	755,000	692,771
SBA CMBS Trust, Series 2005-1A, Class C
5.731% due 11/15/2035 (g)	3,998,000	3,797,600
SBA CMBS Trust, Series 2005-1A, Class D
6.219% due 11/15/2035 (g)	615,000	549,558
SBA CMBS Trust, Series 2005-1A, Class E
6.706% due 11/15/2035 (g)	545,000	508,011
Sequoia Mortgage Trust, Series 2005-3, Class A1
3.3875% due 04/15/2032 (b)	267,478	220,459
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-18, Class 6A1
5.2561% due 09/25/2035 (b)	2,270,376	1,924,456
Structured Asset Securities Corp.,
Series 1998-RF2, Class A
8.4914% due 07/15/2027 (b)(g)	334,878	334,163
Structured Asset Securities Corp.,
Series 2003-6A, Class B1
5.2614% due 03/25/2033 (b)	2,429,781	1,787,622
Timberstar Trust, Series 2006-1A, Class A
5.668% due 10/15/2036 (g)	4,800,000	4,526,438
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class E
5.53% due 12/15/2044 (b)	3,640,000	2,430,190
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class XC
0.1013% IO due 03/15/2042 (g)	47,151,100	342,789
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C19, Class AJ
4.793% due 05/15/2044	1,862,483	1,444,771
WAMU Commercial Mortgage Securities Trust,
Series 2007-SL3, Class A
6.1144% due 03/23/2045 (g)	2,513,652	2,389,933
WAMU Mortgage Pass Through Certificates, Series
2005-AR19, Class A1B3
3.5569% due 12/25/2045 (b)	1,109,005	599,150
WAMU Mortgage Pass Through Certificates, Series
2006-AR4, Class 1A1B
3.795% due 05/25/2046 (b)	2,811,717	1,412,938
WAMU Mortgage Pass Through Certificates,
Series 2005-AR13, Class B1
3.8069% due 10/25/2045 (b)	3,868,896	1,302,776
WAMU Mortgage Pass Through Certificates,
Series 2005-AR6, Class B1
3.8069% due 04/25/2045 (b)	4,309,813	2,208,385

The accompanying notes are an integral part of the financial statements.
23

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
WAMU Mortgage Pass Through Certificates,
Series 2007-OA5, Class 1XPP
0.6893% IO due 06/25/2017	$157,568,329	$1,772,644
WAMU Mortgage Pass Through Certificates,
Series 2007-OA6, Class 1XPP
0.8695% IO due 07/25/2047	85,742,764	964,606
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2005-AR19,
Class B1
3.9069% due 12/25/2045 (b)	2,258,270	754,568
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2007-1, Class
B1
6.1706% due 02/25/2037 (b)	1,946,999	262,675
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2005-6,
Class 1CB
6.50% due 08/25/2035	1,233,409	956,278
Washington Mutual Mortgage Pass Through
Certificates, Series 2007-OA4, Class XPPP
0.8727% IO due 04/25/2047	69,231,424	865,393
Washington Mutual Mortgage Pass-Through,
Series 2005-1, Class 6A1
6.50% due 03/25/2035	755,209	623,284
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR15, Class A3
5.6596% due 10/25/2036 (b)	4,280,173	2,652,548

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $377,127,979)		$315,112,477

ASSET BACKED SECURITIES - 5.04%
Alesco Preferred Funding, Ltd., Series 12A, Class B
3.0712% due 07/15/2037 (b)(g)	1,910,000	477,500
Alesco Preferred Funding, Ltd., Series 14A, Class B
3.86% due 09/23/2037 (b)(g)	2,410,000	964,000
Alesco Preferred Funding, Ltd.,
Series 15A, Class B1
3.89% due 12/23/2037 (b)(g)	935,000	374,000
Amresco Residential Securities Mortgage Loan
Trust, Series 1998-1, Class A6
6.51% due 08/25/2027	37,747	37,046
Ansonia CDO, Ltd.
5.812% due 07/28/2046 (g)	6,050,000	1,633,500
Anthracite, Ltd., Series 2002-2A, Class B
5.488% due 12/24/2037 (b)(g)	2,400,000	1,872,000
Anthracite, Ltd., Series 2002-CIBA, Class A
3.6263% due 05/24/2017 (b)(g)	2,645,817	2,222,486
Arbor Realty Mortgage Securities, Series
2006-1A, Class C
3.395% due 12/26/2041 (b)(g)	1,895,000	860,283
Arbor Realty Mortgage Securities, Series
2006-1A, Class F
3.845% due 01/26/2042 (b)(g)	3,145,000	1,415,769
Argent Securities, Inc., Series 2004-W1, Class M3
4.6569% due 03/25/2034 (b)	528,441	272,586
Capital Trust Re CDO, Ltd.
5.16% due 06/25/2035	3,000,000	2,520,000
Capital Trust Re CDO, Ltd., Series 2005-1A,
Class C
3.9375% due 03/20/2050 (b)(g)	1,250,000	743,750

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Capital Trust Re CDO, Ltd., Series 2005-1A, Class E
5.2875% due 03/20/2050 (b)(g)	$834,000	$316,920
Capital Trust Re CDO, Ltd., Series 2005-1A, Class B
3.6575% due 03/20/2050 (b)(g)	1,600,000	1,040,000
Capital Trust Re CDO, Ltd., Series 2005-3A,
Class A1
5.094% due 06/25/2035 (g)	2,726,660	2,453,994
Centex Home Equity, Series 2004-D, Class AF4
4.68% due 06/25/2032	780,000	633,856
Centex Home Equity, Series 2005-A, Class M4
4.0069% due 01/25/2035 (b)	875,000	687,666
Chase Credit Card Master Trust, Series 2003-6,
Class A
2.5975% due 02/15/2011 (b)	4,800,000	4,796,447
Chase Issuance Trust, Series 2008-A1, Class A1
2.9375% due 01/15/2012 (b)	3,200,000	3,154,476
Contimortgage Home Equity Loan Trust,
Series 1995-2, Class A5
8.10% due 08/15/2025	23,689	19,613
Credit-Based Asset Servicing and Securitization,
Series 2005-CB8, Class AF2
5.303% due 12/25/2035	112,815	106,764
Credit-Based Asset Servicing and Securitization,
Series 2006-CB2, Class AF2
5.501% due 12/25/2036	4,192,152	3,813,589
Credit-Based Asset Servicing and Securitization,
Series 2006-MH1, Class B1
6.25% due 09/25/2036 (g)	2,560,000	2,043,841
Crest, Ltd., Series 2000-1A, Class C
7.75% due 08/31/2036 (g)	3,450,000	3,168,790
Crest, Ltd., Series 2002-IGA, Class A
3.245% due 07/28/2017 (b)(g)	6,206,995	5,799,851
Crest, Ltd., Series 2003-1A, Class B1
3.7594% due 05/28/2038 (b)(g)	2,400,000	1,857,011
CW Capital Cobalt I, Series 2005-1A, Class A1
3.0906% due 05/25/2045 (b)(g)	858,566	604,216
DB Master Finance LLC, Series 2006-1, Class-A2
5.779% due 06/20/2031 (g)	15,150,000	12,982,944
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031 (g)	970,000	726,656
Dillon Read CMBS CDO, Ltd.,Series 2006-1A,
Class A3
3.5138% due 12/05/2046 (b)(g)	4,755,000	1,521,600
Dominos Pizza Master Issuer LLC, Series 2007-1,
Class M1
7.629% due 04/27/2037 (g)	2,940,000	1,837,500
Equity One ABS, Inc., Series 2004-1, Class M2
5.115% due 04/25/2034	362,770	245,094
Equity One ABS, Inc., Series 2004-1, Class M3
5.26% due 04/25/2034	362,770	241,481
Equity One ABS, Inc., Series 2004-2, Class AV2
3.4569% due 07/25/2034 (b)	32,203	27,027
Fremont Home Loan Trust, Series 2004-4, Class M7
4.9269% due 03/25/2035 (b)	732,531	78,751
GSAA Home Equity Trust, Series 2006-10,
Class AF3
5.9846% due 06/25/2036 (b)	7,000,000	4,283,125
Highland Park CDO, Ltd., Series 2006-1A, Class A2
3.2106% due 11/25/2051 (b)(g)	7,570,000	4,430,721

The accompanying notes are an integral part of the financial statements.
24

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
JER CDO, Series 2006-2A, Class AFL
3.5369% due 03/25/2045 (b)(g)	$3,700,000	$1,480,000
JER CDO, Series 2006-2A, Class FFL
4.7069% due 03/25/2045 (b)(g)	2,000,000	140,000
Lehman XS Trust, Series 2005-5N, Class 3A2
3.5669% due 11/25/2035 (b)	3,218,709	1,407,476
Lehman XS Trust, Series 2006-2N, Class 1A2
3.5469% due 02/25/2046 (b)	7,081,409	2,899,457
LNR CDO, Ltd., Series 2006-1A, Class BFL
3.02% due 05/28/2043 (b)(g)	3,300,000	397,039
Long Beach Mortgage Loan Trust, Series 2002-2,
Class M2
5.0069% due 07/25/2032 (b)	1,209,650	267,849
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
3.9069% due 02/25/2034 (b)	1,200,000	979,394
New Century Home Equity Loan Trust,
Series 2004-A, Class AII5
5.25% due 07/25/2034	990,000	854,657
Newcastle CDO, Ltd., Series 2005-7A, Class 2FL
3.6762% due 12/24/2050 (b)(g)	2,690,000	1,147,823
North Street Referenced Linked Notes, Series
2000-1A, Class C
4.5462% due 07/30/2010 (b)(g)	2,500,000	1,475,000
N-Star Real Estate CDO, Ltd.
4.0588% due 07/27/2040 (b)(g)	2,800,000	1,820,000
N-Star Real Estate CDO, Ltd.,
Series 2006-7A, Class C
3.8069% due 06/22/2051 (g)	3,000,000	954,900
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class E
3.2356% due 02/01/2041 (b)(g)	2,360,000	1,129,272
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class G
3.4356% due 02/01/2041 (b)(g)	2,360,000	998,504
Option One Mortgage Loan Trust, Series 2004-1,
Class M1
3.8069% due 01/25/2034 (b)	761,275	566,694
Ownit Mortgage Loan, Series 2006-1, Class AF2
5.29% due 12/25/2036	5,160,000	4,573,327
Ownit Mortgage Loan, Series 2006-2, Class A2B
5.6329% due 02/25/2037	4,000,000	3,737,041
Popular ABS Mortgage Pass-Through Trust,
Series 2005-4, Class AF3
4.982% due 09/25/2035 (b)	265,628	265,628
Popular ABS Mortgage Pass-Through Trust,
Series 2005-6, Class A2
5.35% due 01/25/2036 (b)	565,311	565,311
Prima Capital Ltd., Series 2006-CR1A, Class A1
5.417% due 12/25/2048	6,559,224	5,640,932
RAIT Preferred Funding, Ltd., Series 2007-2A,
Class B
4.0069% due 06/25/2045 (b)(g)	3,000,000	1,535,850
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF3
4.499% due 07/25/2035	992,434	979,318
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF4
4.934% due 07/25/2035	1,870,000	1,779,158

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Residential Accredit Loans, Inc.,
Series 2004-QS16, Class 1A1
5.50% due 12/25/2034	$832,219	$705,046
Residential Asset Mortgage Products, Inc.,
Series 2004-RS9, Class AI4
4.767% due 10/25/2032	659,844	579,550
Residential Asset Mortgage Products, Inc.,
Series 2004-RZ3, Class AI4
4.572% due 05/25/2033 (b)	564,219	523,716
Structured Asset Securities Corp.,
Series 2004-6XS, Class M1
4.92% due 03/25/2034	629,922	389,568
Vanderbilt Acquisition Loan Trust,
Series 2002-1, Class A3
5.70% due 09/07/2023	133,814	132,529
Wells Fargo Home Equity Trust,
Series 2004-2, Class AI5
4.89% due 11/25/2028 (b)	2,451,000	2,258,104
Cedarwoods Credit CDO, Ltd.,
Series 2007-2A, Class B
3.5869% due 02/25/2052 (b)(g)	5,000,000	2,095,000
Lehman XS Trust, Series 2005-7N, Class 1A1B
3.5069% due 12/25/2035 (b)	2,303,479	1,035,604

TOTAL ASSET BACKED SECURITIES
(Cost $163,124,573)		$113,578,600

SUPRANATIONAL OBLIGATIONS - 0.11%

Financial - 0.05%
Corporacion Andina de Fomento, Series EXCH
6.875% due 03/15/2012	1,005,000	1,048,618

Government - 0.06%
Central American Bank for Economic Integration
6.75% due 04/15/2013 (g)	638,000	678,102
Corporacion Andina de Fomento
5.20% due 05/21/2013	736,000	721,848

		1,399,950

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $2,520,302)		$2,448,568

PREFERRED STOCKS - 0.22%

Communications - 0.06%
Telephone & Data Systems, Inc., 7.60%	80,100	1,320,849

Consumer, Non-cyclical - 0.08%
Ocean Spray Cranberries, Inc., 6.25%	22,216	1,943,900

Financial - 0.08%
Merrill Lynch & Company, Inc., Series MER,
8.625%	94,700	1,787,463

TOTAL PREFERRED STOCKS (Cost $6,224,710)		$5,052,212

TERM LOANS - 0.03%

Consumer, Cyclical - 0.03%
East Valley Tourist Development
10.88% due 08/06/2012 (b)	725,000	630,750

TOTAL TERM LOANS (Cost $719,397)		$630,750

The accompanying notes are an integral part of the financial statements.
25

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS - 0.00%

Basic Materials - 0.00%
New Gold, Inc.
(Expiration date 06/28/2017, strike
price CAD 15.00) *	20,662	$19,414

TOTAL WARRANTS (Cost $0)		$19,414

REPURCHASE AGREEMENTS - 2.76%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$62,202,160 on 10/01/2008,
collateralized by $14,965,000
Federal Home Loan Bank, 2.275%
due 04/24/2009 (valued at
$15,058,531, including interest)
and $38,520,000 Federal Home
Loan Mortgage Corp., 5.20% due
10/24/2012 (valued at
$39,483,000, including interest)
and $8,565,000 Federal National
Mortgage Association, 4.78% due
11/16/2012 (valued at $8,907,600,
including interest)	$62,200,000	$62,200,000

TOTAL REPURCHASE AGREEMENTS
(Cost $62,200,000)		$62,200,000

SHORT TERM INVESTMENTS - 12.55%
Federal Home Loan Bank Discount Notes
zero coupon due 10/15/2008 to
10/20/2008	$250,479,000	$250,242,538
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	32,328,906	32,328,906

TOTAL SHORT TERM INVESTMENTS
(Cost $282,571,444)		$282,571,444

Total Investments (Active Bond Trust)
(Cost $2,786,408,054) - 112.62%		$2,536,818,071
Liabilities in Excess of Other Assets - (12.62)%		(284,348,853)

TOTAL NET ASSETS - 100.00%		$2,252,469,218

All Cap Core Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 88.65%

Basic Materials - 5.04%
CF Industries Holdings, Inc.	64,700	$5,917,462
Eli Lilly & Company	325,500	14,331,765
Reliance Steel & Aluminum Company	98,400	3,736,248
Steel Dynamics, Inc.	292,900	5,005,661
Terra Industries, Inc.	165,100	4,853,940
The Mosaic Company	32,600	2,217,452
United States Steel Corp.	78,200	6,069,102
Xerium Technologies, Inc.	20,500	132,020

		42,263,650

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications - 9.37%
AT&T, Inc.	466,300	$13,019,096
Atlantic Tele-Network, Inc.	3,400	95,200
Comcast Corp., Class A	164,200	3,223,246
DIRECTV Group, Inc. *	487,600	12,760,492
DISH Network Corp. *	265,500	5,575,500
eBay, Inc. *	113,100	2,531,178
Embarq Corp.	197,800	8,020,790
Global Crossing, Ltd. *	4,200	63,672
Global Sources, Ltd. *	15,400	155,078
Google, Inc., Class A *	18,900	7,569,828
Liberty Global, Inc., Class A *	198,000	5,999,400
Symantec Corp. *	59,100	1,157,178
Verizon Communications, Inc.	537,000	17,232,330
Yahoo!, Inc. *	69,400	1,200,620

		78,603,608
Consumer, Cyclical - 7.56%
Advance Auto Parts, Inc.	63,400	2,514,444
AMR Corp. *	535,500	5,258,610
Autoliv, Inc.	85,100	2,872,125
Best Buy Company, Inc.	214,100	8,028,750
Carnival Corp.	88,100	3,114,335
CEC Entertainment, Inc. *	39,500	1,311,400
Children's Place Retail Stores, Inc. *	5,300	176,755
McDonald's Corp.	168,000	10,365,600
New York & Company, Inc. *	3,600	34,344
NVR, Inc. *	2,000	1,144,000
Polo Ralph Lauren Corp., Class A	7,100	473,144
Southwest Airlines Company	96,500	1,400,215
Systemax, Inc. *	1,000	14,060
The Buckle, Inc.	12,700	705,358
True Religion Apparel, Inc. *	3,500	90,475
WABCO Holdings, Inc.	14,800	525,992
Wal-Mart Stores, Inc.	340,200	20,374,578
Yum! Brands, Inc.	154,600	5,041,506

		63,445,691
Consumer, Non-cyclical - 19.51%
Alliance Imaging, Inc. *	16,900	173,563
Alnylam Pharmaceuticals, Inc. *	22,900	662,955
Altria Group, Inc.	180,600	3,583,104
Amgen, Inc. *	21,900	1,298,013
Baxter International, Inc.	121,500	7,974,045
Centene Corp. *	39,500	810,145
Colgate-Palmolive Company	144,100	10,857,935
Cubist Pharmaceuticals, Inc. *	64,100	1,424,943
CV Therapeutics, Inc. *	66,000	712,800
Cypress Biosciences, Inc. *	136,000	999,600
Enzon Pharmaceuticals, Inc. *	54,200	399,996
Express Scripts, Inc. *	145,900	10,770,338
General Mills, Inc.	34,000	2,336,480
Genomic Health, Inc. *	4,700	106,455
Gilead Sciences, Inc. *	284,500	12,967,510
Health Management Associates, Inc., Class A *	195,000	811,200
Herbalife, Ltd.	182,100	7,196,592
Johnson & Johnson	14,900	1,032,272
Kinetic Concepts, Inc. * (a)	153,900	4,400,001

The accompanying notes are an integral part of the financial statements.
26

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Medicines Company *	41,500	$963,630
Medicis Pharmaceutical Corp., Class A	57,800	861,798
Merck & Company, Inc.	166,500	5,254,740
Morningstar, Inc. *	4,900	271,803
Myriad Genetics, Inc. *	25,300	1,641,464
OSI Pharmaceuticals, Inc. *	37,300	1,838,517
Pfizer, Inc.	1,111,800	20,501,592
Philip Morris International, Inc.	284,200	13,670,020
POZEN, Inc. *	12,300	129,273
Procter & Gamble Company	64,900	4,522,881
Quidel Corp. *	64,300	1,055,163
St. Jude Medical, Inc. *	217,000	9,437,330
Sysco Corp.	359,900	11,095,717
The Kroger Company	341,600	9,387,168
United Rentals, Inc. *	328,200	5,001,768
Visa, Inc.	150,700	9,251,473
Vivus, Inc. *	32,500	258,050

		163,660,334
Diversified - 0.55%
Walter Industries, Inc.	97,600	4,631,120

Energy - 13.50%
Apache Corp.	91,900	9,583,332
Chevron Corp.	4,100	338,168
Cimarex Energy Company	196,800	9,625,488
Clayton Williams Energy, Inc. *	1,600	112,848
El Paso Corp.	85,000	1,084,600
Encore Aquisition Company *	161,300	6,739,114
Exxon Mobil Corp.	200,200	15,547,532
Hess Corp.	109,300	8,971,344
Mariner Energy, Inc. *	264,500	5,422,250
Murphy Oil Corp.	143,800	9,223,332
Noble Energy, Inc.	103,800	5,770,242
Occidental Petroleum Corp.	173,700	12,237,165
Plains Exploration & Production Company *	209,000	7,348,440
Rosetta Resources, Inc. *	15,800	290,088
Swift Energy Company *	31,600	1,222,604
Transocean, Inc. *	21,800	2,394,512
W&T Offshore, Inc.	223,900	6,110,231
Williams Companies, Inc.	477,500	11,292,875

		113,314,165
Financial - 11.43%
Aetna, Inc.	284,000	10,255,240
Allied World Assurance Holdings, Ltd.	50,600	1,797,312
Apartment Investment & Management
Company, Class A, REIT	7,391	258,833
Assurant, Inc.	46,600	2,563,000
Astoria Financial Corp.	93,900	1,946,547
BlackRock, Inc.	13,800	2,684,100
Boston Properties, Inc., REIT	10,300	964,698
Charles Schwab Corp.	426,900	11,099,400
Equity Residential, REIT	41,400	1,838,574
Goldman Sachs Group, Inc.	32,800	4,198,400
Hartford Financial Services Group, Inc.	22,100	905,879
Health Care, Inc., REIT	18,800	1,000,724
Hospitality Properties Trust, REIT	22,100	453,492

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
JPMorgan Chase & Company	39,100	$1,825,970
Liberty Property Trust, REIT	21,100	794,415
Nasdaq Stock Market, Inc. *	6,800	207,876
Northern Trust Corp.	159,500	11,515,900
PNC Financial Services Group, Inc.	154,000	11,503,800
Progressive Corp.	266,700	4,640,580
ProLogis, REIT	33,800	1,394,926
Prudential Financial, Inc.	38,000	2,736,000
Public Storage, Inc., REIT	3,600	356,436
Regency Centers Corp., REIT	17,300	1,153,737
Simon Property Group, Inc., REIT	34,700	3,365,900
State Street Corp.	186,900	10,630,872
U.S. Bancorp	89,700	3,230,994
Vornado Realty Trust, REIT	21,100	1,919,045
Waddell & Reed Financial, Inc., Class A	27,200	673,200

		95,915,850
Industrial - 10.84%
AGCO Corp. *	118,800	5,062,068
Brinks Company	101,900	6,217,938
Caterpillar, Inc.	31,000	1,847,600
CSX Corp.	63,900	3,487,023
Cummins, Inc.	97,200	4,249,584
EMCOR Group, Inc. *	12,800	336,896
Flowserve Corp.	78,500	6,968,445
Foster Wheeler, Ltd. *	107,000	3,863,770
Frontline, Ltd. (a)	163,000	7,835,410
Gardner Denver, Inc. *	49,300	1,711,696
General Dynamics Corp.	105,200	7,744,824
General Electric Company	223,300	5,694,150
GrafTech International, Ltd. *	44,800	676,928
Honeywell International, Inc.	290,700	12,078,585
Insteel Industries, Inc.	9,800	133,182
Jabil Circuit, Inc.	546,700	5,215,518
Kirby Corp. *	99,500	3,775,030
Manitowoc Company, Inc.	56,500	878,575
Multi-Fineline Electronix, Inc. *	24,800	366,792
Perini Corp. *	31,500	812,385
Ryder Systems, Inc.	172,300	10,682,600
Shaw Group, Inc. *	42,400	1,302,952

		90,941,951
Technology - 9.37%
Apple, Inc. *	106,500	12,104,790
Broadridge Financial Solutions, Inc.	87,100	1,340,469
Computer Sciences Corp. *	62,600	2,515,894
Hewlett-Packard Company	109,300	5,054,032
Intel Corp.	128,800	2,412,424
International Business Machines Corp.	186,300	21,789,648
Lexmark International, Inc. *	160,900	5,240,513
Microsoft Corp.	681,200	18,181,228
QLogic Corp. *	206,500	3,171,840
Volterra Semiconductor Corp. *	45,100	574,123
Western Digital Corp. *	294,300	6,274,476

		78,659,437
Utilities - 1.48%
Constellation Energy Group, Inc.	21,900	532,170

The accompanying notes are an integral part of the financial statements.
27

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Utilities (continued)
Edison International	195,600	$7,804,440
Energen Corp.	21,700	982,576
FirstEnergy Corp.	42,600	2,853,774
Sempra Energy	4,300	217,021

		12,389,981

TOTAL COMMON STOCKS (Cost $868,087,125)		$743,825,787

SHORT TERM INVESTMENTS - 1.99%
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	$8,717,395	$8,717,395
U.S. Treasury Bills
zero coupon due 10/16/2008 ****	7,965,000	7,960,520

TOTAL SHORT TERM INVESTMENTS
(Cost $16,677,914)		$16,677,915

REPURCHASE AGREEMENTS - 9.85%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$82,701,871 on 10/1/2008,
collateralized by $85,750,000
Federal Home Loan Mortgage
Corp., zero coupon due
03/31/2009 (valued at
$84,356,563, including interest)	$82,699,000	$82,699,000

TOTAL REPURCHASE AGREEMENTS
(Cost $82,699,000)		$82,699,000

Total Investments (All Cap Core Trust)
(Cost $967,464,039) - 100.49%		$843,202,702
Liabilities in Excess of Other Assets - (0.49)%		(4,139,068)

TOTAL NET ASSETS - 100.00%		$839,063,634

All Cap Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.73%

Basic Materials - 8.59%
BHP Billiton, Ltd.	77,746 $	2,011,336
Companhia Vale Do Rio Doce, ADR *	59,042	1,130,654
Monsanto Company	58,221	5,762,715
Potash Corp. of Saskatchewan, Inc.	22,791	3,008,640
Rio Tinto PLC	45,039	2,826,616
The Mosaic Company	62,780	4,270,296
Titanium Metals Corp.	30,368	344,373
Xstrata PLC	86,807	2,705,305

		22,059,935
Communications - 5.19%
Amdocs, Ltd. *	39,372	1,078,005
China Mobile, Ltd.	171,147	1,714,495
Cisco Systems, Inc. *	165,560	3,735,034
Google, Inc., Class A *	2,882	1,154,299
KDDI Corp.	541	3,064,585

All Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
Nokia Oyj, SADR	137,390	$2,562,323
Nortel Networks Corp. *	8,023	17,971

		13,326,712
Consumer, Cyclical - 0.64%
BorgWarner, Inc.	20,392	668,246
NIKE, Inc., Class B	14,432	965,501

		1,633,747
Consumer, Non-cyclical - 32.87%
Accenture, Ltd., Class A	149,380	5,676,440
Avon Products, Inc.	6,770	281,429
Baxter International, Inc.	94,913	6,229,140
Becton, Dickinson & Company	56,628	4,544,963
Colgate-Palmolive Company	120,914	9,110,870
Express Scripts, Inc. *	41,946	3,096,454
Gilead Sciences, Inc. *	87,993	4,010,721
Hansen Natural Corp. * (a)	47,234	1,428,828
Johnson & Johnson	91,195	6,317,990
Kellogg Company	97,450	5,466,945
Morningstar, Inc. *	21,663	1,201,647
PepsiCo, Inc.	125,144	8,919,013
Procter & Gamble Company	123,799	8,627,552
Quest Diagnostics, Inc.	23,322	1,205,048
Shire, Ltd.	138,430	2,189,013
St. Jude Medical, Inc. *	91,773	3,991,208
The Coca-Cola Company	126,198	6,673,350
The Kroger Company	132,588	3,643,518
UST, Inc.	27,005	1,796,913

		84,411,042
Energy - 17.90%
Baker Hughes, Inc.	53,872	3,261,411
Cameron International Corp. *	78,091	3,009,627
CONSOL Energy, Inc.	76,588	3,514,623
Exxon Mobil Corp.	93,197	7,237,679
Marathon Oil Corp.	62,731	2,501,085
National Oilwell Varco, Inc. *	103,940	5,220,906
Occidental Petroleum Corp.	96,170	6,775,177
Peabody Energy Corp.	81,621	3,672,945
Schlumberger, Ltd.	48,737	3,805,872
Transocean, Inc. *	39,611	4,350,872
Valero Energy Corp.	86,723	2,627,707

		45,977,904
Financial - 3.87%
ACE, Ltd.	73,050	3,954,198
Assurant, Inc.	25,858	1,422,190
Chubb Corp.	83,107	4,562,574

		9,938,962
Industrial - 16.55%
ABB, Ltd. *	167,549	3,246,834
Chicago Bridge & Iron Company N.V.	28,669	551,592
Emerson Electric Company	34,746	1,417,289
Fanuc, Ltd.	14,000	1,053,245
Fluor Corp.	52,124	2,903,307
Foster Wheeler, Ltd. *	86,409	3,120,229
General Dynamics Corp.	33,252	2,448,012

The accompanying notes are an integral part of the financial statements.
28

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Honeywell International, Inc.	70,697	$2,937,460
Jacobs Engineering Group, Inc. *	21,551	1,170,435
Joy Global, Inc.	30,537	1,378,440
Komatsu, Ltd.	74,570	1,220,823
Lockheed Martin Corp.	16,241	1,781,151
McDermott International, Inc. *	139,854	3,573,270
Mitsui O.S.K. Lines, Ltd.	179,000	1,555,215
Nippon Yusen Kabushiki Kaisha	258,000	1,681,801
Precision Castparts Corp.	35,349	2,784,794
Rockwell Collins, Inc.	36,567	1,758,507
Spirit Aerosystems Holdings, Inc., Class A *	184,485	2,964,674
United Technologies Corp.	82,451	4,952,007

		42,499,085
Technology - 9.12%
Adobe Systems, Inc. *	102,662	4,052,069
Apple, Inc. *	9,318	1,059,084
Autodesk, Inc. *	66,944	2,245,971
Cognizant Technology Solutions Corp.,
Class A *	47,696	1,088,900
Microsoft Corp.	316,845	8,456,593
Raytheon Company	95,396	5,104,640
Research In Motion, Ltd. *	9,275	633,482
Trimble Navigation, Ltd. *	29,721	768,585

		23,409,324

TOTAL COMMON STOCKS (Cost $275,117,689)		$243,256,711

SHORT TERM INVESTMENTS - 0.52%
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	$1,351,884	$1,351,884

TOTAL SHORT TERM INVESTMENTS
(Cost $1,351,884)		$1,351,884

REPURCHASE AGREEMENTS - 6.18%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$15,864,551 on 10/1/2008,
collateralized by $14,745,000
Federal National Mortgage
Association, 5.625% due
07/15/2037 (valued at
$16,184,702, including interest)	$15,864,000	$15,864,000

TOTAL REPURCHASE AGREEMENTS
(Cost $15,864,000)		$15,864,000

Total Investments (All Cap Growth Trust)
(Cost $292,333,573) - 101.43%		$260,472,595
Liabilities in Excess of Other Assets - (1.43)%		(3,677,507)

TOTAL NET ASSETS - 100.00%		$256,795,088

All Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.70%

Basic Materials - 6.37%
Barrick Gold Corp.	44,445	$1,632,909
Biogen Idec, Inc. *	29,000	1,458,410
Cabot Corp.	24,400	775,432
Carpenter Technology Corp.	21,600	554,040
Cytec Industries, Inc.	36,000	1,400,760
Eli Lilly & Company	14,300	629,629

		6,451,180
Communications - 4.09%
Anixter International, Inc. *	20,711	1,232,511
Corning, Inc.	92,800	1,451,392
McAfee, Inc. *	43,001	1,460,314

		4,144,217
Consumer, Cyclical - 11.37%
Autoliv, Inc.	42,900	1,447,875
Brinker International, Inc.	28,700	513,443
Costco Wholesale Corp.	29,900	1,941,407
Darden Restaurants, Inc.	30,500	873,215
Foot Locker, Inc.	25,800	416,928
Honda Motor Company, Ltd., ADR	29,200	879,212
Kohl's Corp. *	16,900	778,752
PACCAR, Inc.	19,900	759,981
Red Robin Gourmet Burgers, Inc. *	12,400	332,320
Sonic Automotive, Inc.	17,100	144,666
Sonic Corp. *	17,700	257,889
Southwest Airlines Company	63,200	917,032
Tenneco, Inc. *	45,800	486,854
VF Corp.	4,000	309,240
Wal-Mart Stores, Inc.	24,400	1,461,316

		11,520,130
Consumer, Non-cyclical - 23.60%
Abbott Laboratories	50,500	2,907,790
Amgen, Inc. *	44,000	2,607,880
Archer-Daniels-Midland Company	140,100	3,069,591
Brown Forman Corp., Class B	2,800	201,068
DaVita, Inc. *	42,500	2,422,925
Diageo PLC, SADR	8,600	592,196
Fossil, Inc. *	13,300	375,459
Medicines Company *	16,900	392,418
Onyx Pharmaceuticals, Inc. *	36,300	1,313,334
OSI Pharmaceuticals, Inc. *	24,400	1,202,676
PepsiCo, Inc.	9,721	692,816
Procter & Gamble Company	8,406	585,814
Schering-Plough Corp.	162,196	2,995,760
Smithfield Foods, Inc. *	30,700	487,516
The Kroger Company	84,466	2,321,126
Watson Pharmaceuticals, Inc. *	61,100	1,741,350

		23,909,719
Energy - 12.56%
BJ Services Company	73,800	1,411,794
Carbo Ceramics, Inc.	8,996	464,284
Chesapeake Energy Corp.	13,700	491,282
El Paso Corp.	94,800	1,209,648
EnCana Corp.	8,200	538,986
Exxon Mobil Corp.	29,009	2,252,839

The accompanying notes are an integral part of the financial statements.
29

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
Forest Oil Corp. *	5,600	$277,760
Halliburton Company	21,942	710,701
PetroHawk Energy Corp. *	57,100	1,235,073
Spectra Energy Corp.	60,200	1,432,760
Superior Energy Services, Inc. *	32,300	1,005,822
Williams Companies, Inc.	46,100	1,090,265
XTO Energy, Inc.	13,000	604,760

		12,725,974
Financial - 15.06%
Affiliated Managers Group, Inc. *	300	24,855
Aon Corp.	35,000	1,573,600
Bank of New York Mellon Corp.	66,723	2,173,835
Berkshire Hathaway, Inc., Class B *	286	1,256,970
Capital One Financial Corp.	17,300	882,300
Charles Schwab Corp.	11,800	306,800
Commerce Bancshares, Inc.	17,915	831,256
Cullen Frost Bankers, Inc.	42,365	2,541,900
Franklin Resources, Inc.	2,800	246,764
Goldman Sachs Group, Inc.	8,300	1,062,400
JPMorgan Chase & Company	66,100	3,086,870
PNC Financial Services Group, Inc.	3,500	261,450
Wells Fargo & Company	26,900	1,009,557

		15,258,557
Industrial - 20.89%
Alliant Techsystems, Inc. *	10,800	1,014,552
AptarGroup, Inc.	13,800	539,718
Ball Corp.	9,369	369,982
Bemis Company, Inc.	39,300	1,030,053
Bristow Group, Inc. *	9,500	321,480
Carlisle Companies, Inc.	63,546	1,904,474
Curtiss-Wright Corp.	3,000	136,350
Eaton Corp.	25,510	1,433,152
GATX Corp.	15,600	617,292
General Dynamics Corp.	23,600	1,737,432
Gentex Corp.	38,800	554,840
Heartland Express, Inc.	28,093	436,003
Hexcel Corp. *	16,200	221,778
Honeywell International, Inc.	22,100	918,255
IDEX Corp.	24,883	771,871
Ingersoll-Rand Company, Ltd., Class A	16,300	508,071
Intermec, Inc. *	3,200	62,848
ITT Corp.	27,600	1,534,836
Kennametal, Inc.	13,600	368,832
Nordson Corp.	1,700	83,487
Pactiv Corp. *	94,700	2,351,401
Parker-Hannifin Corp.	19,800	1,049,400
Quanex Building Products Corp.	26,239	399,882
Rockwell Collins, Inc.	6,700	322,203
Silgan Holdings, Inc.	1,400	71,526
Sonoco Products Company	23,300	691,544
Teleflex, Inc.	5,200	330,148
United Technologies Corp.	19,700	1,183,182
URS Corp. *	5,300	194,351

		21,158,943

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Utilities - 2.76%
The Southern Company	24,300	$915,867
UGI Corp.	43,500	1,121,430
Wisconsin Energy Corp.	16,900	758,810

		2,796,107

TOTAL COMMON STOCKS (Cost $105,686,766)		$97,964,827

REPURCHASE AGREEMENTS - 0.16%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$162,006 on 10/01/2008,
collateralized by $165,000 Federal
Home Loan Mortgage Corp.,
4.15% due 01/29/2013 (valued at
$165,455, including interest)	$162,000	$162,000

TOTAL REPURCHASE AGREEMENTS
(Cost $162,000)		$162,000

Total Investments (All Cap Value Trust)
(Cost $105,848,766) - 96.86%		$98,126,827
Other Assets in Excess of Liabilities - 3.14%		3,186,132

TOTAL NET ASSETS - 100.00%		$101,312,959

American Asset Allocation Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%

American Funds Insurance Series - 100.00%
American Asset Allocation Fund - Class 1	56,269,419	$842,353,208

TOTAL INVESTMENT COMPANIES (Cost $1,019,605,713)		$842,353,208

Total Investments (American Asset Allocation Trust)
(Cost $1,019,605,713) - 100.00%		$842,353,208
Liabilities in Excess of Other Assets - 0.00%		(25,269)

TOTAL NET ASSETS - 100.00%		$842,327,939

American Blue Chip Income & Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%

American Funds Insurance Series - 100.01%
American Blue Chip Income & Growth Fund -
Class 1	15,192,645	$131,872,157

TOTAL INVESTMENT COMPANIES (Cost $156,784,377)		$131,872,157

Total Investments (American Blue Chip Income & Growth		$131,872,157
Trust) (Cost $156,784,377) - 100.01%
Liabilities in Excess of Other Assets - (0.01)%		(17,974)

TOTAL NET ASSETS - 100.00%		$131,854,183

The accompanying notes are an integral part of the financial statements.
30

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

American Bond Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%

American Funds Insurance Series - 100.00%
American Bond Fund - Class 1	80,423,337	$833,990,005

TOTAL INVESTMENT COMPANIES (Cost $920,649,339)		$833,990,005

Total Investments (American Bond Trust)
(Cost $920,649,339) - 100.00%		$833,990,005
Liabilities in Excess of Other Assets - 0.00%		(30,444)

TOTAL NET ASSETS - 100.00%		$833,959,561

American Diversified Growth & Income Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 101.24%

American Funds Insurance Series - 101.24%
American Asset Allocation Fund - Class 1	4,813	$72,058
American Blue Chip Income & Growth Fund -
Class 1	13,038	113,171
American Bond Fund - Class 1	16,370	169,754
American Global Growth Fund - Class 1	3,819	68,391
American Global Small Capitalization Fund -
Class 1	954	15,499
American Growth Fund - Class 1	4,651	213,628
American Growth-Income Fund - Class 1	3,953	125,534
American High-Income Bond Fund - Class 1	3,530	36,884
American International Fund - Class 1	3,133	49,755
American New World Fund - Class 1	913	16,260

		880,934

TOTAL INVESTMENT COMPANIES (Cost $998,537)		$880,934

Total Investments (American Diversified Growth & Income		$880,934
Trust) (Cost $998,537) - 101.24%
Liabilities in Excess of Other Assets - (1.24)%		(10,777)

TOTAL NET ASSETS - 100.00%		$870,157

American Fundamental Holdings Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%

American Funds Insurance Series - 100.00%
American Bond Fund - Class 1	18,374,214	$190,540,602
American Growth Fund - Class 1	2,914,110	133,845,072
American Growth-Income Fund - Class 1	4,225,791	134,211,108
American International Fund - Class 1	5,057,122	80,307,091

		538,903,873

TOTAL INVESTMENT COMPANIES (Cost $642,814,463)		$538,903,873

Total Investments (American Fundamental Holdings Trust)
(Cost $642,814,463) - 100.00%		$538,903,873
Liabilities in Excess of Other Assets - 0.00%		(19,389)

TOTAL NET ASSETS - 100.00%		$538,884,484

American Global Diversification Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%

American Funds Insurance Series - 100.00%
American Bond Fund - Class 1	13,072,804	$135,564,979
American Global Growth Fund - Class 1	14,178,501	253,936,953
American Global Small Capitalization Fund -
Class 1	5,682,456	92,339,904
American High-Income Bond Fund - Class 1	3,915,099	40,912,785
American New World Fund - Class 1	3,240,467	57,712,713

		580,467,334

TOTAL INVESTMENT COMPANIES (Cost $721,043,717)		$580,467,334

Total Investments (American Global Diversification Trust)
(Cost $721,043,717) - 100.00%		$580,467,334
Liabilities in Excess of Other Assets - 0.00%		(24,069)

TOTAL NET ASSETS - 100.00%		$580,443,265

American Global Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%

American Funds Insurance Series - 100.01%
American Global Growth Fund - Class 1	10,889,540	$195,031,657

TOTAL INVESTMENT COMPANIES (Cost $265,855,505)		$195,031,657

Total Investments (American Global Growth Trust)
(Cost $265,855,505) - 100.01%		$195,031,657
Liabilities in Excess of Other Assets - (0.01)%		(17,527)

TOTAL NET ASSETS - 100.00%		$195,014,130

American Global Small Capitalization Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.02%

American Funds Insurance Series - 100.02%
American Global Small Capitalization Fund -
Class 1	4,128,029	$67,080,465

TOTAL INVESTMENT COMPANIES (Cost $105,617,170)		$67,080,465

Total Investments (American Global Small Capitalization		$67,080,465
Trust) (Cost $105,617,170) - 100.02%
Liabilities in Excess of Other Assets - (0.02)%		(14,495)

TOTAL NET ASSETS - 100.00%		$67,065,970

The accompanying notes are an integral part of the financial statements.
31

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

American Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%

American Funds Insurance Series - 100.00%
American Growth Fund - Class 1	29,891,895	$1,372,934,741

TOTAL INVESTMENT COMPANIES (Cost $1,685,455,509)		$1,372,934,741

Total Investments (American Growth Trust)
(Cost $1,685,455,509) - 100.00%		$1,372,934,741
Liabilities in Excess of Other Assets - 0.00%		(56,875)

TOTAL NET ASSETS - 100.00%		$1,372,877,866

American Growth-Income Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%

American Funds Insurance Series - 100.00%
American Growth-Income Fund - Class 1	34,701,421	$1,102,117,142

TOTAL INVESTMENT COMPANIES (Cost $1,327,616,193)		$1,102,117,142

Total Investments (American Growth-Income Trust)
(Cost $1,327,616,193) - 100.00%		$1,102,117,142
Liabilities in Excess of Other Assets - 0.00%		(45,744)

TOTAL NET ASSETS - 100.00%		$1,102,071,398

American High-Income Bond Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.03%

American Funds Insurance Series - 100.03%
American High-Income Bond Fund - Class 1	4,150,272	$43,370,346

TOTAL INVESTMENT COMPANIES (Cost $50,360,918)		$43,370,346

Total Investments (American High-Income Bond Trust)
(Cost $50,360,918) - 100.03%		$43,370,346
Liabilities in Excess of Other Assets - (0.03)%		(14,443)

TOTAL NET ASSETS - 100.00%		$43,355,903

American International Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%

American Funds Insurance Series - 100.00%
American International Fund - Class 1	57,304,758	$909,999,554

TOTAL INVESTMENT COMPANIES (Cost $1,101,528,559)		$909,999,554

Total Investments (American International Trust)
(Cost $1,101,528,559) - 100.00%		$909,999,554
Liabilities in Excess of Other Assets - 0.00%		(36,872)

TOTAL NET ASSETS - 100.00%		$909,962,682

American New World Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.02%

American Funds Insurance Series - 100.02%
American New World Fund - Class 1	3,292,488	$58,639,218

TOTAL INVESTMENT COMPANIES (Cost $81,640,474)		$58,639,218

Total Investments (American New World Trust)
(Cost $81,640,474) - 100.02%		$58,639,218
Liabilities in Excess of Other Assets - (0.02)%		(14,286)

TOTAL NET ASSETS - 100.00%		$58,624,932

Blue Chip Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.43%

Basic Materials - 4.85%
BHP Billiton, Ltd.	25,800	$667,462
Freeport-McMoRan Copper & Gold, Inc.,
Class B	341,500	19,414,275
Monsanto Company	474,204	46,936,712
Nucor Corp.	170,700	6,742,650
Potash Corp. of Saskatchewan, Inc.	166,800	22,019,268
Praxair, Inc.	422,900	30,338,846

		126,119,213
Communications - 17.58%
Amazon.com, Inc. *	929,389	67,622,344
America Movil SA de CV, Series L, ADR	808,651	37,489,060
American Tower Corp., Class A *	1,041,338	37,456,928
AT&T, Inc.	51,200	1,429,504
Cisco Systems, Inc. *	1,416,518	31,956,646
Discovery Communications, Inc., Series A *	527,150	7,511,887
Discovery Communications, Inc., Series C *	256,750	3,635,580
eBay, Inc. *	659,678	14,763,594
Expedia, Inc. *	529,200	7,996,212
Google, Inc., Class A *	214,966	86,098,182
Juniper Networks, Inc. *	1,738,521	36,630,637
McAfee, Inc. *	479,400	16,280,424
McGraw-Hill Companies, Inc.	719,300	22,737,073
Metropcs Communications, Inc. *	243,950	3,412,861
Monster Worldwide, Inc. *	304,800	4,544,568
Nokia Oyj, SADR	25,728	479,827
Nortel Networks Corp. *	3,200	7,168
Omnicom Group, Inc.	387,100	14,926,576
QUALCOMM, Inc.	846,077	36,355,929
Shaw Communications, Inc.	222,600	4,525,458
Tencent Holdings, Ltd.	769,200	5,622,348
VeriSign, Inc. *	604,900	15,775,792

		457,258,598
Consumer, Cyclical - 9.39%
Bed Bath & Beyond, Inc. *	441,400	13,864,374
Coach, Inc. *	335,000	8,388,400
Costco Wholesale Corp.	220,500	14,317,065
CVS Caremark Corp.	874,367	29,431,193
Fastenal Company	186,100	9,191,479
International Game Technology	225,902	3,880,996

The accompanying notes are an integral part of the financial statements.
32

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Kohl's Corp. *	549,530	$25,322,343
Las Vegas Sands Corp. * (a)	295,200	10,659,672
Marriott International, Inc., Class A	513,788	13,404,729
McDonald's Corp.	356,800	22,014,560
MGM Mirage, Inc. * (a)	363,490	10,359,465
Nintendo Company, Ltd.	67,700	28,716,562
Wal-Mart Stores, Inc.	649,264	38,884,421
Yum! Brands, Inc.	487,300	15,890,853

		244,326,112
Consumer, Non-cyclical - 22.81%
Accenture, Ltd., Class A	718,700	27,310,600
Alcon, Inc.	143,400	23,160,534
Allergan, Inc.	464,700	23,932,050
Amgen, Inc. *	179,700	10,650,819
Baxter International, Inc.	378,500	24,840,955
Becton, Dickinson & Company	166,500	13,363,290
Celgene Corp. *	664,900	42,074,872
Covidien, Ltd.	237,500	12,768,000
Express Scripts, Inc. *	287,200	21,201,104
Genentech, Inc. *	642,922	57,014,323
Gilead Sciences, Inc. *	1,211,962	55,241,228
Intuitive Surgical, Inc. *	33,400	8,048,732
McKesson Corp.	403,700	21,723,097
Medco Health Solutions, Inc. *	729,200	32,814,000
Medtronic, Inc.	821,644	41,164,364
Novartis AG	12,866	677,389
PepsiCo, Inc.	296,104	21,103,332
Procter & Gamble Company	56,437	3,933,094
Roche Holdings AG - Genusschein	105,923	16,581,378
Schering-Plough Corp.	180,200	3,328,294
St. Jude Medical, Inc. *	715,936	31,136,057
Stryker Corp.	498,379	31,049,012
Sysco Corp.	41,442	1,277,657
Teva Pharmaceutical Industries, Ltd., SADR	95,000	4,350,050
The Coca-Cola Company	41,300	2,183,944
Visa, Inc.	234,200	14,377,538
WellPoint, Inc. *	220,472	10,311,475
Western Union Company	744,500	18,366,815
Wyeth	524,954	19,391,801

		593,375,804
Energy - 9.50%
Baker Hughes, Inc.	349,259	21,144,140
Chevron Corp.	156,400	12,899,872
EOG Resources, Inc.	279,900	25,039,854
Exxon Mobil Corp.	534,038	41,473,391
Murphy Oil Corp.	2,558	164,070
Petroleo Brasileiro SA, SADR	331,800	12,415,956
Schlumberger, Ltd.	1,006,692	78,612,578
Smith International, Inc.	942,972	55,295,878

		247,045,739
Financial - 12.24%
Aetna, Inc.	721,148	26,040,654
American Express Company	25,752	912,393
Ameriprise Financial, Inc.	568,351	21,711,008
Bank of New York Mellon Corp.	386,261	12,584,383

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
BlackRock, Inc.	56,000	$10,892,000
Charles Schwab Corp.	602,686	15,669,836
Citigroup, Inc.	513,500	10,531,885
CME Group, Inc.	42,850	15,919,204
Credit Suisse Group, SADR	70,600	3,408,568
Franklin Resources, Inc.	478,665	42,184,747
Goldman Sachs Group, Inc.	272,176	34,838,528
Humana, Inc. *	402,700	16,591,240
IntercontinentalExchange, Inc. *	134,400	10,843,392
Merrill Lynch & Company, Inc.	206,690	5,229,257
Morgan Stanley	708,000	16,284,000
Northern Trust Corp.	387,989	28,012,806
Prudential Financial, Inc.	64,200	4,622,400
State Street Corp.	738,271	41,992,855

		318,269,156
Industrial - 7.68%
Danaher Corp.	1,084,463	75,261,732
Deere & Company	79,600	3,940,200
Expeditors International of Washington, Inc.	164,400	5,727,696
FMC Technologies, Inc. *	95,000	4,422,250
Foster Wheeler, Ltd. *	10,300	371,933
General Dynamics Corp.	359,474	26,464,476
General Electric Company	179,702	4,582,401
Illinois Tool Works, Inc.	269,074	11,960,339
Joy Global, Inc.	190,700	8,608,198
Lockheed Martin Corp.	174,600	19,148,382
McDermott International, Inc. *	102,700	2,623,985
Rockwell Collins, Inc.	51,499	2,476,587
Sunpower Corp., Class B *	7,500	517,875
Thermo Fisher Scientific, Inc. *	93,400	5,137,000
Tyco Electronics, Ltd.	77,400	2,140,884
Tyco International, Ltd.	448,700	15,713,474
Union Pacific Corp.	118,100	8,403,996
United Technologies Corp.	37,300	2,240,238

		199,741,646
Technology - 15.38%
Adobe Systems, Inc. *	373,675	14,748,952
Altera Corp.	181,000	3,743,080
Apple, Inc. *	566,500	64,388,390
Autodesk, Inc. *	531,500	17,831,825
Automatic Data Processing, Inc.	875,433	37,424,761
Broadcom Corp., Class A *	257,200	4,791,636
Dell, Inc. *	794,573	13,094,563
Electronic Arts, Inc. *	603,114	22,309,187
EMC Corp. *	603,252	7,214,894
Fiserv, Inc. *	438,400	20,745,088
Hewlett-Packard Company	613,600	28,372,864
Intel Corp.	985,092	18,450,773
Intuit, Inc. *	293,722	9,284,553
Marvell Technology Group, Ltd. *	2,182,610	20,298,273
MasterCard, Inc., Class A	70,800	12,554,964
Microsoft Corp.	2,602,844	69,469,906
Oracle Corp. *	512,662	10,412,165

The accompanying notes are an integral part of the financial statements.
33

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
Xilinx, Inc.	1,058,325	$24,817,721

		399,953,595

TOTAL COMMON STOCKS (Cost $2,655,208,816)		$2,586,089,863

SHORT TERM INVESTMENTS - 0.99%
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	$16,461,669	$16,461,669
T. Rowe Price Reserve Investment Fund,
2.7528%	9,250,420	9,250,420

TOTAL SHORT TERM INVESTMENTS
(Cost $25,712,089)		$25,712,089

REPURCHASE AGREEMENTS - 0.08%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$2,000,069 on 10/01/2008,
collateralized by $2,020,000
Federal Home Loan Bank, 3.75%
due 08/18/2009 (valued at
$2,040,200, including interest)	$2,000,000	$2,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,000,000)		$2,000,000

Total Investments (Blue Chip Growth Trust)
(Cost $2,682,920,905) - 100.50%		$2,613,801,952
Liabilities in Excess of Other Assets - (0.50)%		(12,916,264)

TOTAL NET ASSETS - 100.00%		$2,600,885,688

Capital Appreciation Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.09%

Basic Materials - 3.35%
Monsanto Company	352,200	$34,860,756

Communications - 15.22%
Amazon.com, Inc. * (a)	414,600	30,166,296
Cisco Systems, Inc. *	1,576,865	35,574,074
Google, Inc., Class A *	104,307	41,777,040
Nokia Oyj, SADR	157,900	2,944,835
QUALCOMM, Inc.	709,300	30,478,621
Walt Disney Company	576,300	17,686,647

		158,627,513
Consumer, Cyclical - 9.44%
Costco Wholesale Corp.	324,800	21,089,264
CVS Caremark Corp.	650,100	21,882,366
Marriott International, Inc., Class A	209,300	5,460,637
NIKE, Inc., Class B	255,408	17,086,795
Wal-Mart Stores, Inc.	549,200	32,891,588

		98,410,650
Consumer, Non-cyclical - 34.72%
Abbott Laboratories	548,200	31,565,356
Alcon, Inc.	187,581	30,296,207

Capital Appreciation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Baxter International, Inc.	491,200	$32,237,456
Celgene Corp. *	339,300	21,470,904
Colgate-Palmolive Company	360,300	27,148,605
Genentech, Inc. *	340,069	30,157,319
Gilead Sciences, Inc. *	1,056,628	48,161,104
Medco Health Solutions, Inc. *	380,000	17,100,000
Mylan, Inc. *	560,900	6,405,478
PepsiCo, Inc.	454,965	32,425,356
Shire Pharmaceuticals Group PLC, ADR	135,800	6,484,450
Teva Pharmaceutical Industries, Ltd., SADR	565,800	25,907,982
The Coca-Cola Company	207,500	10,972,600
Visa, Inc.	415,900	25,532,101
Wyeth	433,200	16,002,408

		361,867,326
Energy - 7.46%
Halliburton Company	466,000	15,093,740
Occidental Petroleum Corp.	177,700	12,518,965
Schlumberger, Ltd.	449,606	35,109,732
Southwestern Energy Company *	493,300	15,065,382

		77,787,819
Financial - 5.79%
Charles Schwab Corp.	1,145,069	29,771,794
Goldman Sachs Group, Inc.	125,090	16,011,520
JPMorgan Chase & Company	181,600	8,480,720
Lazard, Ltd., Class A	142,000	6,071,920

		60,335,954
Industrial - 7.50%
ABB, Ltd., SADR	675,500	13,104,700
Lockheed Martin Corp.	123,400	13,533,278
McDermott International, Inc. *	307,000	7,843,850
Thermo Fisher Scientific, Inc. *	410,200	22,561,000
United Technologies Corp.	351,100	21,087,066

		78,129,894
Technology - 15.61%
Adobe Systems, Inc. *	629,785	24,857,614
Apple, Inc. *	166,544	18,929,391
First Solar, Inc. *	58,400	11,032,344
Hewlett-Packard Company	754,200	34,874,208
Infosys Technologies, Ltd., ADR	542,500	18,070,675
Microsoft Corp.	682,069	18,204,422
NVIDIA Corp. *	709,700	7,600,887
Raytheon Company	308,000	16,481,080
Research In Motion, Ltd. *	184,500	12,601,350

		162,651,971

TOTAL COMMON STOCKS (Cost $1,080,693,436)		$1,032,671,883

SHORT TERM INVESTMENTS - 1.14%
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	$11,831,373	$11,831,373

TOTAL SHORT TERM INVESTMENTS
(Cost $11,831,373)		$11,831,373

The accompanying notes are an integral part of the financial statements.
34

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.84%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$8,768,304 on 10/01/2008,
collateralized by $8,920,000
Federal Home Loan Mortgage
Corp., 4.15% due 01/29/2013
(valued at $8,944,619, including
interest)	$8,768,000	$8,768,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,768,000)		$8,768,000

Total Investments (Capital Appreciation Trust)
(Cost $1,101,292,809) - 101.07%		$1,053,271,256
Liabilities in Excess of Other Assets - (1.07)%		(11,118,508)

TOTAL NET ASSETS - 100.00%		$1,042,152,748

Capital Appreciation Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 68.22%

Basic Materials - 0.91%
International Paper Company	30,400	$795,872

Communications - 8.43%
AT&T, Inc.	72,500	2,024,200
Cablevision Systems Corp., Class A	52,900	1,330,964
DISH Network Corp. *	12,000	252,000
Sprint Nextel Corp.	166,200	1,013,820
Time Warner Cable, Inc. *	8,900	215,380
Time Warner, Inc.	194,200	2,545,962

		7,382,326
Consumer, Cyclical - 7.54%
Home Depot, Inc.	4,100	106,149
Kohl's Corp. *	13,600	626,688
Lowe's Companies, Inc.	16,000	379,040
Marriott International, Inc., Class A	27,000	704,430
Marubeni Corp.	62,000	281,045
Mitsubishi Corp.	35,700	744,707
Mitsui & Company, Ltd.	21,000	260,701
Newell Rubbermaid, Inc.	54,100	933,766
The TJX Companies, Inc.	25,400	775,208
TRW Automotive Holdings Corp. *	21,300	338,883
WABCO Holdings, Inc.	15,500	550,870
Wal-Mart Stores, Inc.	15,000	898,350

		6,599,837
Consumer, Non-cyclical - 12.22%
Allergan, Inc.	6,700	345,050
Anheuser-Busch Companies, Inc.	9,400	609,872
Baxter International, Inc.	17,000	1,115,710
Cardinal Health, Inc.	13,200	650,496
Covidien, Ltd.	35,600	1,913,856
Fortune Brands, Inc.	11,500	659,640
General Mills, Inc.	19,400	1,333,168
H & R Block, Inc.	50,100	1,139,775

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Henry Schein, Inc. *	4,000	$215,360
Millipore Corp. *	2,600	178,880
Procter & Gamble Company	800	55,752
WellPoint, Inc. *	4,100	191,757
Western Union Company	54,600	1,346,982
Wyeth	25,600	945,664

		10,701,962
Energy - 8.71%
CNX Gas Corp. *	25,300	566,467
Exxon Mobil Corp.	30,100	2,337,566
Japan Petroleum Exploration Company, Ltd.	3,300	169,399
Murphy Oil Corp.	13,100	840,234
Oil States International, Inc. *	15,600	551,460
Royal Dutch Shell PLC, ADR	18,600	1,097,586
Schlumberger, Ltd.	7,700	601,293
Spectra Energy Corp.	17,600	418,880
Sunoco, Inc.	13,200	469,656
Total SA, ADR	9,400	570,392

		7,622,933
Financial - 9.47%
Ameriprise Financial, Inc.	43,900	1,676,980
Aon Corp.	29,300	1,317,328
CIGNA Corp.	5,000	169,900
Citigroup, Inc.	27,900	572,229
First Horizon National Corp.	7,902	73,963
Goldman Sachs Group, Inc.	1,500	192,000
Invesco, Ltd.	8,300	174,134
Lazard, Ltd., Class A	19,900	850,924
Merrill Lynch & Company, Inc.	10,000	253,000
MetLife, Inc.	6,700	375,200
State Street Corp.	14,800	841,824
The St. Joe Company *	11,800	461,262
White Mountains Insurance Group, Ltd.	2,840	1,334,090

		8,292,834
Industrial - 10.56%
3M Company	5,500	375,705
Actuant Corp., Class A	100	2,524
Danaher Corp.	34,400	2,387,360
General Electric Company	16,800	428,400
Honeywell International, Inc.	2,000	83,100
Illinois Tool Works, Inc.	30,900	1,373,505
ITT Corp.	9,000	500,490
Tyco Electronics, Ltd.	95,400	2,638,764
Tyco International, Ltd.	41,700	1,460,334

		9,250,182
Technology - 4.84%
Analog Devices, Inc.	22,800	600,780
Dell, Inc. *	55,700	917,936
Microsoft Corp.	31,600	843,404
Texas Instruments, Inc.	41,900	900,850
Xilinx, Inc.	41,600	975,520

		4,238,490
Utilities - 5.54%
Dynegy, Inc., Class A *	30,600	109,548

The accompanying notes are an integral part of the financial statements.
35

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Utilities (continued)
Entergy Corp.	1,100	$97,911
PG&E Corp.	26,600	996,170
PPL Corp.	36,000	1,332,720
Public Service Enterprise Group, Inc.	8,400	275,436
Sempra Energy	25,000	1,261,750
Xcel Energy, Inc.	39,000	779,610

		4,853,145

TOTAL COMMON STOCKS (Cost $63,996,713)		$59,737,581

PREFERRED STOCKS - 3.40%

Communications - 0.05%
Crown Castle International Corp., 6.25% *	732	33,306
Lucent Technologies Capital Trust I, 7.75% *	42	16,380

		49,686
Financial - 3.19%
Affiliated Managers Group, Inc., 5.10% *	560	22,120
Aspen Insurance Holdings, Ltd., Series AHL,
5.625% *	1,000	47,000
Bank of America Corp., Series L, 7.25% *	3,199	2,680,763
CIT Group, Inc., Series C, 8.75% *	74	2,437
Citigroup, Inc., Series T, 6.50% *	941	38,581

		2,790,901
Utilities - 0.16%
NRG Energy, Inc., 4.00% *	112	140,316

TOTAL PREFERRED STOCKS (Cost $3,232,703)		$2,980,903

TERM LOANS - 6.93%

Basic Materials - 0.27%
Georgia Pacific Corp., Tranche A
4.96% due 12/20/2010	250,000	236,875

Communications - 1.89%
CSC Holdings, Inc.
4.2138% due 05/02/2014 (b)	500,000	452,500
CSC Holdings, Inc., Tranche A 1
8.125% due 07/15/2009	500,000	476,250
Lamar Media Corp., Tranche F
4.716% due 03/31/2014	250,000	235,000
Weather Channel, Tranche B Bankdebt
7.0875% due 07/25/2015	500,000	492,915

		1,656,665
Consumer, Cyclical - 2.51%
MGM Mirage, Inc. Tranche B
4.01% due 03/11/2011	2,500,000	2,193,750

Consumer, Non-cyclical - 2.26%
Boston Scientific Corp., Tranche B Bankdebt
3.6063% due 04/21/2011	250,000	235,625
Fresenius SE, Tranche B Bankdebt
7.2619% due 08/22/2014	250,000	245,000
Invitrogen Corp., Tranche B
6.21% due 06/11/2015	250,000	245,000

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Consumer, Non-cyclical (continued)
William Wrigley Jr. Company, Tranche B Bankdebt
4.30% due 07/15/2010	$1,250,000	$1,256,250

		1,981,875

TOTAL TERM LOANS (Cost $6,145,635)		$6,069,165

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.16%

Government National Mortgage
Association - 1.16%
6.00% due 07/20/2038 to 09/20/2038	1,000,000	1,011,992

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,002,289)		$1,011,992

CORPORATE BONDS - 11.25%

Basic Materials - 0.31%
Freeport-McMoRan Copper & Gold, Inc.
5.8825% due 04/01/2015 (b)	75,000	71,842
International Paper Company
7.40% due 06/15/2014	5,000	5,008
Newmont Mining Corp.
1.25% due 07/15/2014	105,000	108,438
1.625% due 07/15/2017	83,000	84,667

		269,955

Communications - 3.04%
Cablevision Systems Corp., Series B
7.1325% due 04/01/2009 (b)	15,000	14,813
CSC Holdings, Inc., Series B
7.625% due 04/01/2011	15,000	14,400
JDS Uniphase Corp.
1.00% due 05/15/2026	486,000	328,351
Liberty Media LLC
3.125% due 03/30/2023	208,000	188,822
Lucent Technologies, Inc., Series A
2.875% due 06/15/2023	38,000	33,241
Sprint Capital Corp.
6.90% due 05/01/2019	25,000	19,375
8.375% due 03/15/2012	125,000	112,500
Time Warner, Inc.
3.0338% due 11/13/2009 (b)	1,715,000	1,646,563
Viacom, Inc.
5.75% due 04/30/2011	313,000	304,076

		2,662,141

Consumer, Cyclical - 1.47%
Group 1 Automotive, Inc.
2.25% due 06/15/2036	991,000	584,769
Home Depot, Inc.
5.20% due 03/01/2011	205,000	199,698
MGM Mirage, Inc.
6.00% due 10/01/2009	60,000	56,100
8.50% due 09/15/2010	22,000	20,240
Penske Auto Group, Inc.
3.50% due 04/01/2026	480,000	410,400
United Auto Group, Inc.
7.75% due 12/15/2016	20,000	14,300

		1,285,507

The accompanying notes are an integral part of the financial statements.
36

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Non-cyclical - 4.64%
Allergan, Inc.
1.50% due 04/01/2026	$109,000	$112,815
Henry Schein, Inc.
3.00% due 08/15/2034	611,000	746,275
Kraft Foods, Inc.
4.125% due 11/12/2009	20,000	19,852
6.25% due 06/01/2012	100,000	100,524
Medtronic, Inc.
1.50% due 04/15/2011	512,000	509,440
Millipore Corp.
3.75% due 06/01/2026	705,000	663,592
The Kroger Company
6.80% due 04/01/2011	1,840,000	1,894,613
Valeant Pharmaceuticals International
4.00% due 11/15/2013	16,000	14,646

		4,061,757

Financial - 0.72%
General Growth Properties, Inc.
3.98% due 04/15/2027 (g)	21,000	12,446
Host Hotels & Resorts LP
2.625% due 04/15/2027 (g)	776,000	601,400
Marsh & McLennan Companies, Inc.
7.125% due 06/15/2009	15,000	15,056

		628,902

Industrial - 0.01%
Allied Waste North America, Inc.
4.25% due 04/15/2034	7,000	6,560

Technology - 1.06%
Linear Technology Corp., Series A
3.00% due 05/01/2027	1,092,000	927,381

Utilities - 0.00%
CILCORP, Inc.
8.70% due 10/15/2009	5,000	5,287

TOTAL CORPORATE BONDS (Cost $10,305,008)		$9,847,490

CONVERTIBLE BONDS - 1.12%

Communications - 0.02%
Lucent Technologies, Inc., Series B
2.75% due 06/15/2025	22,000	15,281

Energy - 0.45%
Peabody Energy Corp.
4.75% due 12/15/2041	428,000	391,246

Technology - 0.65%
Xilinx, Inc.
3.125% due 03/15/2037	700,000	572,285

TOTAL CONVERTIBLE BONDS (Cost $1,091,948)		$978,812

OPTIONS - 0.00%

Other - 0.00%
Johnson & Johnson
Expiration 01/16/2010 at $65.00 *	100	830
Wellpoint, Inc.
Expiration 01/16/2010 at $50.00 *	100	780

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS (continued)

Other (continued)
Wellpoint, Inc. (continued)
Expiration 01/17/2009 at $55.00 *	200	$330

		1,940

TOTAL OPTIONS (Cost $2,902)		$1,940

SHORT TERM INVESTMENTS - 14.89%
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	$29,131	$29,131
T. Rowe Price Reserve Investment Fund,
2.7528%	13,012,474	13,012,474

TOTAL SHORT TERM INVESTMENTS
(Cost $13,041,605)		$13,041,605

REPURCHASE AGREEMENTS - 2.21%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$1,932,067 on 10/01/2008,
collateralized by $1,975,000
Federal Home Loan Bank, 2.399%
due 01/13/2010 (valued at
$1,973,025, including interest)	$1,932,000	$1,932,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,932,000)		$1,932,000

Total Investments (Capital Appreciation Value Trust)
(Cost $100,750,803) - 109.18%		$95,601,488
Liabilities in Excess of Other Assets - (9.18)%		(8,035,434)

TOTAL NET ASSETS - 100.00%		$87,566,054

Classic Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.51%

Communications - 6.32%
Alcatel SA, SADR *	398,386	$1,529,802
Motorola, Inc.	147,300	1,051,722

		2,581,524
Consumer, Cyclical - 14.73%
Home Depot, Inc.	55,225	1,429,775
J.C. Penney Company, Inc.	33,925	1,131,060
Kohl's Corp. *	11,325	521,856
Magna International, Inc., Class A	20,225	1,035,318
Mattel, Inc.	40,950	738,738
Whirlpool Corp.	14,700	1,165,563

		6,022,310
Consumer, Non-cyclical - 19.33%
AmerisourceBergen Corp.	33,675	1,267,864
Amgen, Inc. *	14,075	834,225
Bristol-Myers Squibb Company	52,425	1,093,061
Johnson & Johnson	15,875	1,099,820
Kimberly-Clark Corp.	10,875	705,135
Kraft Foods, Inc., Class A	21,825	714,769

The accompanying notes are an integral part of the financial statements.
37

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Classic Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Merck & Company, Inc.	26,775	$845,019
Sara Lee Corp.	71,750	906,202
Schering-Plough Corp.	23,525	434,507

		7,900,602
Energy - 1.61%
BP PLC, SADR	13,100	657,227

Financial - 35.37%
Allstate Corp.	40,750	1,879,390
Bank of America Corp.	53,850	1,884,750
Capital One Financial Corp.	44,025	2,245,275
Citigroup, Inc.	110,300	2,262,253
Comerica, Inc.	23,950	785,320
Federal Home Loan Mortgage Corp.	86,150	147,317
Federal National Mortgage Association	50,125	76,691
Fidelity National Financial, Inc., Class A	49,442	726,797
JPMorgan Chase & Company	39,750	1,856,325
Morgan Stanley	22,575	519,225
National City Corp.	189,183	331,070
Torchmark Corp.	22,525	1,346,995
Wachovia Corp.	106,875	374,063
XL Capital, Ltd., Class A	1,000	17,940

		14,453,411
Industrial - 4.21%
Northrop Grumman Corp.	24,175	1,463,555
Tyco International, Ltd.	7,406	259,358

		1,722,913
Technology - 11.70%
Affiliated Computer Services, Inc., Class A *	17,350	878,430
CA, Inc.	68,275	1,362,769
L-3 Communications Holdings, Inc.	9,300	914,376
Microsoft Corp.	60,875	1,624,754

		4,780,329
Utilities - 4.24%
Sempra Energy	18,050	910,983
Wisconsin Energy Corp.	18,275	820,548

		1,731,531

TOTAL COMMON STOCKS (Cost $56,842,215)		$39,849,847

REPURCHASE AGREEMENTS - 1.96%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$800,028 on 10/01/2008,
collateralized by $815,000 Federal
Home Loan Bank, 2.275% due
04/24/2009 (valued at $820,094,
including interest)	$800,000	$800,000

TOTAL REPURCHASE AGREEMENTS
(Cost $800,000)		$800,000

Total Investments (Classic Value Trust)
(Cost $57,642,215) - 99.47%		$40,649,847
Other Assets in Excess of Liabilities - 0.53%		215,002

TOTAL NET ASSETS - 100.00%		$40,864,849

Core Allocation Plus Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 48.24%

Basic Materials - 5.01%
Agrium, Inc.	1,500	$83,862
Agrium, Inc.	150	8,412
Alcoa, Inc.	7,960	179,737
Alumina, Ltd.	15,319	38,624
Angang New Steel Company, Ltd., Class H	8,000	7,420
Anglo Platinum, Ltd.	648	59,089
Aracruz Celulose SA, SADR	500	18,355
ArcelorMittal	2,475	122,216
BHP Billiton, Ltd., SADR	700	36,393
BHP Billiton, Ltd.	1,559	40,332
Cameco Corp.	6,020	134,306
CF Industries Holdings, Inc.	400	36,584
Cliffs Natural Resources, Inc.	600	31,764
Companhia Vale Do Rio Doce, ADR	5,200	99,580
Eli Lilly & Company	3,420	150,583
Energy Resources of Australia, Ltd.	2,173	29,563
Eurasian Natural Resources Corp.	5,235	47,670
Freeport-McMoRan Copper & Gold, Inc.,
Class B	825	46,901
Gold Fields, Ltd., SADR	5,900	56,581
JSW Steel, Ltd.	5,975	61,036
Kuala Lumpur Kepong BHD	4,800	13,469
Makhteshim-Agam Industries, Ltd.	3,386	21,339
Monsanto Company	1,750	173,215
Paladin Resources, Ltd. *	9,231	28,529
Potash Corp. of Saskatchewan, Inc.	1,700	220,389
Potash Corp. of Saskatchewan, Inc.	350	46,204
Rhodia SA	872	13,626
Shin-Etsu Chemical Company, Ltd.	1,500	71,326
Sinofert Holdings, Ltd.	52,000	26,214
Sinopec Shanghai Petrochemical
Company, Ltd., Class H	22,000	4,894
Syngenta AG	470	99,115
Teck Cominco, Ltd.	2,000	56,791
The Mosaic Company	675	45,914
United States Steel Corp.	510	39,581
Uralkali	100	3,165
Uranium One, Inc. *	9,960	21,525

		2,174,304
Communications - 5.03%
Alcatel-Lucent, SADR *	13,400	51,456
China Mobile, Ltd.	11,000	110,194
China Netcom Group Corp Hong Kong, Ltd.	15,500	34,324
China Telecom Corp., Ltd. - Hong Kong
Exchange	98,000	40,219
Cisco Systems, Inc. *	14,940	337,046
Comcast Corp., Class A	10,590	207,882
Comverse Technology, Inc. *	13,700	131,109
Corning, Inc.	3,900	60,996
Ctrip.com International, Ltd., ADR	700	27,027
Google, Inc., Class A *	220	88,114
MCOT PCL	36,300	21,227
Metropcs Communications, Inc. *	5,750	80,443
ModusLink Global Solutions, Inc. *	4,000	38,440
Monster Worldwide, Inc. *	5,610	83,645

The accompanying notes are an integral part of the financial statements.
38

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
NHN Corp. *	426	$54,644
Nokia Oyj, SADR	5,900	110,035
QUALCOMM, Inc.	1,800	77,346
Scripps Networks Interactive, Inc., Class A	990	35,947
Shanda Interactive Entertainment Ltd *	1,200	30,660
SINA Corp. *	3,100	109,120
Sonus Networks, Inc. *	20,500	59,040
Thinkorswim Group, Inc. *	15,300	127,449
Thomson Reuters PLC	2,504	55,952
Time Warner, Inc.	9,110	119,432
Viacom, Inc., Class B *	3,710	92,156

		2,183,903
Consumer, Cyclical - 4.97%
BorgWarner, Inc.	300	9,831
Carter's, Inc. *	6,400	126,272
China Dongxiang Group Company	33,000	9,508
Daphne International Holdings, Ltd.	20,000	8,789
Delta Air Lines, Inc. *	13,370	99,606
Don Quijote Company, Ltd.	5,400	96,584
Dongfeng Motor Group Company, Ltd.	24,000	8,833
DreamWorks Animation SKG, Inc., Class A *	2,500	78,625
Dufry Group	901	41,636
Ford Motor Company *	13,987	72,732
Genius Products, Inc. *	8,400	1,008
Home Depot, Inc.	2,100	54,369
Honda Motor Company, Ltd.	1,050	31,849
Kohl's Corp. *	3,190	146,995
Limited Brands, Inc.	12,500	216,500
Lotte Shopping Company, Ltd.	84	19,110
Lotte Shopping Company, Ltd.	1,300	14,300
Lowe's Companies, Inc.	4,750	112,528
Mattel, Inc.	11,800	212,872
Mitsui & Company, Ltd.	4,000	49,657
Nintendo Company, Ltd.	200	84,835
Nordstrom, Inc.	3,060	88,189
Nu Skin Enterprises, Inc., Class A	4,100	66,502
Penske Auto Group, Inc.	2,000	22,940
Persimmon PLC	13,206	96,090
Ports Design, Ltd.	11,500	21,063
PSA Peugeot Citroen SA	770	28,980
Staples, Inc.	5,550	124,875
TRW Automotive Holdings Corp. *	3,500	55,685
Walgreen Company	2,770	85,759
Wal-Mart Stores, Inc.	800	47,912
Weichai Power Company, Ltd.	1,000	3,826
Weiqiao Textile Company, Ltd.	34,000	16,681

		2,154,941
Consumer, Non-cyclical - 7.37%
Accenture, Ltd., Class A	1,590	60,420
Acco Brands Corp. *	4,500	33,930
Archer-Daniels-Midland Company	2,100	46,011
Astellas Pharmaceuticals, Inc.	630	26,472
AstraZeneca Group PLC	1,097	48,004
AstraZeneca PLC, SADR	2,300	100,924
Bunge, Ltd.	1,200	75,816

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Chaoda Modern Agriculture Holdings, Ltd.	32,000	$27,027
China Mengniu Dairy Company, Ltd.	12,000	12,450
Cosan SA Industria e Comercio *	4,100	27,363
Daiichi Sankyo Company, Ltd.	710	18,294
Dean Foods Company *	1,200	28,032
Eisai Company, Ltd.	700	27,335
Elan Corp. PLC, SADR *	12,360	131,881
Golden Agri-Resources, Ltd.	52,000	11,594
H & R Block, Inc.	2,900	65,975
Health Net, Inc. *	600	14,160
Healthsouth Corp. *	9,195	169,464
Hengan International Group Company, Ltd.,
GDR	18,000	51,224
Hertz Global Holdings, Inc. *	3,200	24,224
Hormel Foods Corp.	200	7,256
Japan Tobacco, Inc.	28	105,534
Marfrig Frigorificos e Comercio de Alimentos
SA	3,100	28,656
Medtronic, Inc.	3,665	183,616
Merck & Company, Inc.	2,250	71,010
Nestle SA	978	42,267
Pan Fish ASA *	64,000	31,937
People's Food Holdings, Ltd.	108,000	36,112
PepsiCo, Inc.	2,450	174,611
Perdigao SA *	900	17,216
Procter & Gamble Company	2,240	156,106
Safeway, Inc.	4,200	99,624
Sanofi-Aventis, ADR	2,800	92,036
Schering-Plough Corp.	8,640	159,581
Shandong Weigao Group Medical Polymer
Company, Ltd.	4,000	6,004
Shionogi & Company, Ltd.	2,700	54,687
SUPERVALU, Inc.	3,070	66,619
Tyson Foods, Inc., Class A	950	11,343
UCB SA	2,887	102,573
Unilever NV	1,281	36,059
Unilever NV	1,300	36,608
UnitedHealth Group, Inc.	10,290	261,263
Vertex Pharmaceuticals, Inc. *	1,620	53,849
Western Union Company	5,720	141,112
Wilmar International, Ltd.	12,000	21,281
Wyeth	5,440	200,954

		3,198,514
Diversified - 0.29%
Beijing Enterprises Holdings, Ltd.	13,000	49,514
China Resources Enterprises, Ltd.	30,000	73,252
Melco International Development	11,000	3,116

		125,882
Energy - 7.12%
Baker Hughes, Inc.	300	18,162
BG Group PLC	3,197	57,981
BP PLC	3,355	27,941
Canadian Natural Resources, Ltd.	700	48,015
Canadian Natural Resources, Ltd.	1,740	119,120
Canadian Oil Sands Trust	600	21,852
Chesapeake Energy Corp.	2,645	94,850

The accompanying notes are an integral part of the financial statements.
39

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
Chevron Corp.	650	$53,612
China Oilfield Services, Ltd., H Shares - Hong
Kong Exchange	8,000	7,412
China Shenhua Energy Company, Ltd. - Hong
Kong Exchange	13,000	31,888
CNOOC, Ltd.	60,000	67,404
ConocoPhillips	800	58,600
CONSOL Energy, Inc.	1,280	58,739
Covanta Holding Corp. *	1,200	28,728
EnCana Corp.	885	58,171
EnCana Corp.	500	31,929
Eni SpA	1,219	32,311
EOG Resources, Inc.	1,100	98,406
Equitable Resources, Inc.	300	11,004
Exxon Mobil Corp.	4,535	352,188
Halliburton Company	600	19,434
Hess Corp.	2,460	201,917
LDK Solar Company, Ltd., ADR *	300	9,006
Lukoil Oil Company, ADR	250	14,700
Marathon Oil Corp.	4,355	173,634
Newfield Exploration Company *	3,300	105,567
Noble Energy, Inc.	1,500	83,385
OAO Gazprom, SADR	5,010	160,102
Occidental Petroleum Corp.	800	56,360
Peabody Energy Corp.	500	22,500
Petro-Canada	500	16,675
PetroChina Company, Ltd., Class H	40,000	41,524
Petroleo Brasileiro SA, ADR	1,200	52,740
Questar Corp.	550	22,506
Reliance Industries, Ltd., GDR	702	58,153
Reliance Industries, Ltd.	391	16,396
Royal Dutch Shell PLC, B Shares	1,264	35,509
Sasol, Ltd.	653	27,870
Schlumberger, Ltd.	600	46,854
SeaDrill, Ltd., GDR	1,050	21,754
St. Mary Land & Exploration Company	700	24,955
Statoil ASA	550	13,070
Suncor Energy, Inc.	800	33,075
Suncor Energy, Inc.	1,000	42,140
SunPower Corp., Class A *	200	14,186
Suntech Power Holdings Company, Ltd., ADR *	2,470	88,599
Total SA	706	42,889
Transocean, Inc. *	500	54,920
Valero Energy Corp.	800	24,240
Weatherford International, Ltd. *	2,300	57,822
Williams Companies, Inc.	1,500	35,475
XTO Energy, Inc.	3,700	172,124
Yanzhou Coal Mining Company, Ltd., Class H	22,000	22,685

		3,091,079
Financial - 6.35%
Aberdeen Asset Management PLC	27,676	63,423
Banco Itau Holding Financeira SA, ADR	2,700	47,250
Bank of America Corp.	8,960	313,600
Bank of China, Ltd.	236,000	91,456
Capital One Financial Corp.	4,040	206,040

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
China Insurance International Holdings
Company, Ltd.	9,000	$17,316
China Life Insurance Company, Ltd. - Hong
Kong Exchange	26,000	96,859
China Merchants Bank Company, Ltd. - Hong
Kong Exchange	16,500	39,846
Citigroup, Inc.	4,300	88,193
Discover Financial Services	8,010	110,698
Goldman Sachs Group, Inc.	2,100	268,800
Hopson Development Holdings, Ltd., GDR	10,000	5,080
Humana, Inc. *	800	32,960
Huntington BancShares, Inc.	5,100	40,749
Industrial & Commercial Bank of China, Ltd.	232,000	140,220
Infrastructure Development Finance
Company, Ltd.	20,889	32,655
Invesco, Ltd.	7,770	163,015
JPMorgan Chase & Company	6,950	324,565
Kotak Mahindra Bank, Ltd.	3,214	38,443
Merrill Lynch & Company, Inc.	4,100	103,730
Popular, Inc.	4,400	36,476
Shun Tak Holdings, Ltd.	22,000	7,575
Sovereign Bancorp, Inc.	15,450	61,027
Standard Chartered PLC	3,463	85,209
UBS AG *	9,917	173,944
UBS AG *	4,108	70,216
Washington Mutual, Inc. * (e)	11,429	1,411
Wells Fargo & Company	1,250	46,912
White Mountains Insurance Group, Ltd.	100	46,975

		2,754,643
Industrial - 5.99%
Acciona SA	99	15,088
AGCO Corp. *	1,200	51,132
All America Latina Logistica SA	2,500	17,079
Amada Company, Ltd.	18,000	98,853
Belden, Inc.	4,800	152,592
Carlisle Companies, Inc.	5,200	155,844
Chicago Bridge & Iron Company N.V.	2,000	38,480
Cummins, Inc.	700	30,604
Daelim Industrial Company	1,048	65,109
Deere & Company	2,000	99,000
FedEx Corp.	2,010	158,870
Flextronics International, Ltd. *	14,610	103,439
Fujikura, Ltd.	10,000	38,846
General Electric Company	19,300	492,150
Ibiden Company, Ltd.	1,500	36,516
Jaiprakash Associates, Ltd.	52,209	126,336
Jiangxi Copper Company, Ltd., Class H	9,000	9,013
Kingboard Laminates Holdings, Ltd.	138,500	61,195
Konica Minolta Holdings, Inc.	3,000	34,286
Meggitt PLC	21,722	73,092
Safran SA	831	14,543
Shanghai Electric Group Company, Ltd. *	58,000	17,682
Siemens AG, SADR	540	50,701
Siemens AG	215	20,055
Singapore Post, Ltd.	86,000	57,487
United Parcel Service, Inc., Class B	2,680	168,545

The accompanying notes are an integral part of the financial statements.
40

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Vestas Wind Systems AS *	550	$48,007
Vinci SA	2,000	94,232
Viterra, Inc. *	1,100	10,512
Waste Management, Inc.	3,630	114,309
Yokogawa Electric Corp.	22,800	144,766

		2,598,363
Technology - 4.95%
Apple, Inc. *	1,600	181,856
Applied Materials, Inc.	7,940	120,132
Canon, Inc.	3,200	121,315
Electronic Arts, Inc. *	4,450	164,605
First Solar, Inc. *	50	9,446
Lam Research Corp. *	3,120	98,249
Maxim Integrated Products, Inc.	29,120	527,072
Microsoft Corp.	9,960	265,832
NetApp, Inc. *	9,870	179,930
ON Semiconductor Corp. *	5,200	35,152
Research In Motion, Ltd. *	600	40,980
Samsung Electronics Company, Ltd., GDR (g)	550	122,810
SanDisk Corp. *	4,600	89,930
Texas Instruments, Inc.	6,000	129,000
Wolfson Microelectronics PLC *	30,478	59,197

		2,145,506
Utilities - 1.16%
Beijing Datang Power Generation
Company, Ltd., Class H	52,000	29,025
Companhia de Saneamento de Minas Gerais *	2,300	24,174
E.ON AG	581	29,246
Electricite de France	235	16,994
Entergy Corp.	100	8,901
Exelon Corp.	1,050	65,751
Fortum Corp. Oyj	1,971	66,145
FPL Group, Inc.	1,000	50,300
GDF Suez	820	42,662
Iberdrola Renovables *	5,702	24,915
Iberdrola SA	4,166	42,322
ITC Holdings Corp.	550	28,473
Northeast Utilities	1,200	30,780
Scottish & Southern Energy PLC	734	18,677
Veolia Environnement SA	653	26,865

		505,230

TOTAL COMMON STOCKS (Cost $25,387,443)		$20,932,365

WARRANTS - 0.00%

Financial - 0.00%
Washington Mutual, Inc.
(Expiration Date 04/14/2013, Strike
Price USD 10.06) *	1,429	0

TOTAL WARRANTS (Cost $0)		$0

Core Allocation Plus Trust (continued)
		Shares or
		Principal
		Amount	Value

RIGHTS - 0.00%

Consumer, Non-cyclical - 0.00%
Cosan SA Industria e Comercio (Expiration
Date: 10/22/2008, Strike Price: BRL 16.00) *		827	$52

TOTAL RIGHTS (Cost $0)			$52

U.S. TREASURY OBLIGATIONS - 10.28%

Treasury Inflation-Protected
Securities (d) - 0.72%
2.375% due 01/15/2025		$320,851	310,874

U.S. Treasury Bonds - 4.02%
4.375% due 02/15/2038		125,000	126,592
5.25% due 11/15/2028		150,000	166,184
6.25% due 08/15/2023		350,000	420,246
8.75% due 08/15/2020		725,000	1,029,103

			1,742,125
U.S. Treasury Notes - 5.54%
7.25% due 05/15/2016		520,000	643,744
3.125% due 08/31/2013		1,000,000	1,007,656
4.50% due 11/30/2011		710,000	754,541

			2,405,941

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,477,579)			$4,458,940

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.82%

Federal Home Loan Mortgage Corp. - 1.15%
5.50% TBA **		500,000	496,836

Federal National Mortgage
Association - 2.10%
5.50% TBA **		400,000	398,375
6.50% TBA **		500,000	512,422

			910,797
Mortgage Securities - 1.57%
5.00% due 04/15/2036 to 04/15/2038		695,735	682,868

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,095,361)			$2,090,501

FOREIGN GOVERNMENT OBLIGATIONS - 0.10%

Brazil - 0.10%
Federative Republic of Brazil
10.00% due 01/01/2017	BRL	100,000	43,507

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $53,132)			$43,507

CORPORATE BONDS - 6.88%

Basic Materials - 0.25%
ArcelorMittal
6.125% due 06/01/2018 (g)		$20,000	17,722
Cytec Industries, Inc.
6.00% due 10/01/2015		50,000	48,448
International Paper Company
7.40% due 06/15/2014		20,000	20,031
Weyerhaeuser Company
6.75% due 03/15/2012		20,000	19,767

			105,968

The accompanying notes are an integral part of the financial statements.
41

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Communications - 1.56%
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	$50,000	$52,637
AT&T, Inc.
5.50% due 02/01/2018	25,000	22,263
6.30% due 01/15/2038	75,000	62,115
British Telecommunications PLC
8.625% due 12/15/2010	30,000	31,355
CBS Corp.
7.70% due 07/30/2010	50,000	51,349
Comcast Cable Communications
8.50% due 05/01/2027	50,000	51,811
Cox Communications, Inc.
5.45% due 12/15/2014	25,000	23,294
News America Holdings, Inc.
9.25% due 02/01/2013	10,000	10,682
News America, Inc.
7.28% due 06/30/2028	15,000	14,143
Telecom Italia Capital SA
5.25% due 11/15/2013	25,000	22,180
6.20% due 07/18/2011	50,000	50,014
Telefonica Europe BV
7.75% due 09/15/2010	35,000	35,734
Time Warner Cable, Inc.
5.85% due 05/01/2017	50,000	44,052
Time Warner, Inc.
7.625% due 04/15/2031	50,000	43,418
Verizon Communications, Inc.
5.55% due 02/15/2016	50,000	46,080
6.40% due 02/15/2038	50,000	41,731
Viacom, Inc.
5.75% due 04/30/2011	50,000	48,574
6.125% due 10/05/2017	30,000	27,215

		678,647

Consumer, Cyclical - 0.21%
Continental Airlines, Inc., Series 974A
6.90% due 01/02/2018	49,823	43,845
CVS Caremark Corp.
6.125% due 08/15/2016	50,000	48,305

		92,150

Consumer, Non-cyclical - 0.87%
AmerisourceBergen Corp.
5.875% due 09/15/2015	75,000	67,741
Cargill, Inc.
5.60% due 09/15/2012 (g)	50,000	49,399
Cia Brasileira de Bebidas
10.50% due 12/15/2011	60,000	66,000
General Mills, Inc.
5.20% due 03/17/2015	5,000	4,798
Kraft Foods, Inc.
6.875% due 02/01/2038	30,000	27,619
Kroger Company
6.75% due 04/15/2012	25,000	25,593
Philip Morris International, Inc.
5.65% due 05/16/2018	45,000	41,595
Quest Diagnostics, Inc.
6.95% due 07/01/2037	25,000	23,950
SABMiller PLC
6.50% due 07/01/2016 (g)	50,000	48,458

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Non-cyclical (continued)
UnitedHealth Group, Inc.
6.00% due 02/15/2018	$25,000	$22,615

		377,768

Energy - 0.17%
Burlington Resources Finance Company
7.40% due 12/01/2031	25,000	26,372
NGPL PipeCo LLC
6.514% due 12/15/2012 (g)	40,000	40,065
XTO Energy, Inc.
5.50% due 06/15/2018	10,000	8,839

		75,276

Financial - 2.68%
ACE Capital Trust II
9.70% due 04/01/2030	50,000	46,421
Bank of America Corp.
5.65% due 05/01/2018	40,000	33,692
5.75% due 12/01/2017	50,000	42,399
Bear Stearns Companies, Inc.
5.35% due 02/01/2012	15,000	14,271
6.40% due 10/02/2017	15,000	14,009
CIT Group, Inc.
7.625% due 11/30/2012	25,000	15,859
Citigroup, Inc.
5.50% due 08/27/2012	50,000	44,902
6.50% due 08/19/2013	50,000	44,438
6.875% due 03/05/2038	50,000	40,898
Everest Reinsurance Holdings, Inc.
8.75% due 03/15/2010	50,000	52,098
General Electric Capital Corp.
6.75% due 03/15/2032	40,000	33,387
Goldman Sachs Group, Inc.
6.15% due 04/01/2018	70,000	58,206
6.75% due 10/01/2037	80,000	53,407
Health Care Property Investors, Inc.
5.65% due 12/15/2013	30,000	26,415
International Lease Finance Corp.
5.625% due 09/15/2010	50,000	33,621
JP Morgan Chase & Company
5.375% due 10/01/2012	50,000	48,303
JPMorgan Chase & Company
6.00% due 01/15/2018	120,000	109,425
Lehman Brothers Holdings, Inc.
6.20% due 09/26/2014 ^	30,000	3,750
Liberty Property LP
7.25% due 03/15/2011	30,000	30,448
Merrill Lynch & Company, Inc.
5.45% due 02/05/2013	50,000	45,041
6.40% due 08/28/2017	55,000	47,571
Metropolitan Life Global Funding I
5.125% due 04/10/2013 (g)	25,000	24,287
Morgan Stanley Dean Witter
6.60% due 04/01/2012	50,000	36,319
Morgan Stanley, MTN
6.00% due 04/28/2015	100,000	68,023
Prudential Financial, Inc., MTN
5.15% due 01/15/2013	15,000	14,186
Realty Income Corp.
6.75% due 08/15/2019	30,000	27,066

The accompanying notes are an integral part of the financial statements.
42

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Simon Property Group LP
5.30% due 05/30/2013	$45,000	$42,032
United Dominion Realty Trust, Inc.
6.05% due 06/01/2013	30,000	29,717
Unitrin, Inc.
6.00% due 05/15/2017	25,000	20,994
Wachovia Corp.
5.75% due 06/15/2017	30,000	22,514
Wachovia Corp., MTN
5.50% due 05/01/2013	20,000	16,547
WEA Finance LLC
7.125% due 04/15/2018 (g)	25,000	22,475

		1,162,721

Industrial - 0.14%
General Electric Company
5.25% due 12/06/2017	70,000	61,252

Utilities - 1.00%
Carolina Power & Light Company
6.50% due 07/15/2012	40,000	41,200
CenterPoint Energy Transition Bond Company
LLC, Series A-2
4.97% due 08/01/2014	50,000	50,127
CenterPoint Energy Transition Bond Company
LLC, Series A-4
5.17% due 08/01/2019	26,000	25,349
CenterPoint Energy, Inc.
6.50% due 05/01/2018	35,000	29,808
Dominion Resources, Inc.
6.40% due 06/15/2018	40,000	38,258
Duke Energy Corp.
5.65% due 06/15/2013	45,000	44,042
Georgia Power Company
5.25% due 12/15/2015	40,000	38,319
Midamerican Energy Company, MTN
5.125% due 01/15/2013	50,000	48,868
Northern States Power Company
6.25% due 06/01/2036	35,000	32,011
Southern California Edison Company
6.00% due 01/15/2034	25,000	23,170
Union Electric Company
6.40% due 06/15/2017	50,000	47,673
Wisconsin Energy Corp.
6.20% due 04/01/2033	15,000	12,540

		431,365

TOTAL CORPORATE BONDS (Cost $3,339,265)		$2,985,147

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.94%
Asset Securitization Corp.,
Series 1997-D5, Class A1D
6.85% due 02/14/2043	47,479	47,871
Banc of America Commercial Mortgage, Inc.,
Series 2005-6, Class A4
5.1799% due 09/10/2047 (b)	100,000	90,762
Bear Stearns Commercial Mortgage Securities,
Series 2004-T16, Class A6
4.75% due 02/13/2046	75,000	67,895

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial Mortgage Pass Through Certificates,
Series 2006-C7, Class A4
5.768% due 06/10/2046	$29,000	$26,211
Crown Castle Towers LLC, Series 2005-1A, Class B
4.878% due 06/15/2035 (g)	25,000	23,965
Greenwich Capital Commercial Funding Corp,
Series 2004-GG1, Class A7
5.317% due 06/10/2036	70,000	65,948
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
5.8826% due 06/15/2038 (b)	25,000	22,836
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class A4
5.6574% due 05/12/2039 (b)	100,000	90,230
Morgan Stanley Capital I, Inc., Series 2005-T17,
Class A5
4.78% due 12/13/2041	85,000	76,641
Morgan Stanley Capital I, Series 2006-T21, Class A4
5.162% due 10/12/2052	100,000	87,636
Morgan Stanley Dean Witter Capital I,
Series 2001, Class A4
6.39% due 06/15/2011	81,260	81,232
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP1, Class A4
6.66% due 02/15/2033	63,977	64,410
Nomura Asset Securities Corp.,
Series 1998-D6, Class A1B
6.59% due 03/15/2030	32,383	32,373
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493% due 02/11/2036	70,000	64,388

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $907,197)		$842,398

ASSET BACKED SECURITIES - 0.76%
Capital Auto Receivables Asset Trust,
Series 2006-2, Class A3A
4.98% due 05/15/2011	18,456	18,263
Chase Issuance Trust, Series 2005-A4, Class A4
4.23% due 01/15/2013	64,000	63,355
Honda Auto Receivables Owner Trust, Series
2005-2, Class A4
4.15% due 10/15/2010	38,093	38,100
Hyundai Auto Receivables Trust, Series 2007-A,
Class A2B
2.8375% due 01/15/2010 (b)	39,357	39,335
MBNA Credit Card Master Note Trust, Series
2003-A11, Class A11
3.65% due 03/15/2011	40,000	39,994
Peco Energy Transition Trust,
Series 2000-A, Class A4
7.65% due 03/01/2010	75,000	76,890
USAA Auto Owner Trust, Series 2006-4, Class A4
4.98% due 10/15/2012	54,000	53,435

TOTAL ASSET BACKED SECURITIES
(Cost $329,424)		$329,372

The accompanying notes are an integral part of the financial statements.
43

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 2.81%

Funds - 2.81%
Financial Select Sector SPDR Fund	32,700	$650,403
iShares FTSE/Xinhua China 25 Index Fund	4,200	144,774
iShares MSCI Emerging Markets Index Fund	12,250	422,993

		1,218,170

TOTAL INVESTMENT COMPANIES (Cost $1,343,038)		$1,218,170

REPURCHASE AGREEMENTS - 23.75%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$10,307,358 on 10/01/2008,
collateralized by $10,110,000
Federal National Mortgage
Association, 4.78% due
11/16/2012 (valued at
$10,514,400, including interest)	$10,307,000	$10,307,000

TOTAL REPURCHASE AGREEMENTS
(Cost $10,307,000)		$10,307,000

Total Investments (Core Allocation Plus Trust)
(Cost $48,239,439) - 99.58%		$43,207,452
Other Assets in Excess of Liabilities - 0.42%		182,062

TOTAL NET ASSETS - 100.00%		$43,389,514

Core Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 7.25%

U.S. Treasury Bonds - 4.14%
4.375% due 02/15/2038	$282,000	$285,591
4.50% due 05/15/2038	904,000	933,239
4.75% due 02/15/2037	1,609,000	1,721,128
5.00% due 05/15/2037	1,319,900	1,468,286
5.375% due 02/15/2031	391,000	444,304
6.25% due 08/15/2023 to 05/15/2030	4,501,000	5,499,534
8.875% due 02/15/2019	965,000	1,350,774

		11,702,856
U.S. Treasury Notes - 2.90%
2.75% due 02/28/2013	140,000	139,278
3.125% due 08/31/2013 to 09/30/2013	2,473,000	2,491,855
3.875% due 05/15/2018	1,672,000	1,682,646
4.00% due 08/15/2018	3,826,000	3,880,402

		8,194,181

U.S. Treasury Strips - 0.21%
zero coupon due 11/15/2027	1,459,000	608,950

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $20,209,620)		$20,505,987

U.S. GOVERNMENT AGENCY OBLIGATIONS - 57.76%

Federal Home Loan Bank - 0.71%
5.46% due 11/27/2015	2,004,845	2,019,096

Federal Home Loan Mortgage Corp. - 12.82%
3.90% due 01/15/2023	589,285	585,091

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp.
(continued)
4.50% due 04/01/2028 to 03/01/2036	$1,252,596	$1,184,844
5.00% due 10/01/2014	451,763	456,934
5.50% due 01/01/2017 to 04/01/2038	14,467,779	14,474,056
5.50% TBA **	10,500,000	10,433,555
5.74% due 05/01/2037 (b)	519,509	524,216
5.829% due 06/01/2037 (b)	244,333	240,783
5.848% due 12/01/2036 (b)	347,351	351,223
5.874% due 01/01/2037 (b)	744,996	747,695
5.909% due 04/01/2037 (b)	1,081,806	1,093,558
5.93% due 05/01/2037 (b)	158,678	156,754
5.943% due 03/01/2037 to 05/01/2037 (b)	227,104	224,685
6.00% due 08/01/2016 to 05/01/2020	372,223	382,284
6.145% due 09/01/2037 (b)	703,976	711,480
6.305% due 06/01/2036 to 04/01/2037 (b)	452,991	459,803
6.389% due 10/01/2037 (b)	250,430	254,229
6.402% due 11/01/2037 (b)	132,669	132,664
6.50% due 08/01/2038	3,753,054	3,852,188

		36,266,042

Federal National Mortgage
Association - 36.22%
4.00% due 05/01/2034	1,756,097	1,615,653
4.50% due 06/01/2013 to 09/01/2037	24,167,023	22,899,639
4.50% TBA **	5,000,000	4,775,938
5.00% due 07/01/2033 to 12/01/2036	14,252,740	13,911,668
5.00% TBA **	6,000,000	5,943,047
5.50% due 01/01/2019 to 07/01/2034	20,898,387	21,061,480
5.50% TBA **	17,600,000	17,696,821
5.751% due 05/01/2037 (b)	349,400	354,019
5.766% due 08/01/2037 (b)	513,366	519,372
5.881% due 02/01/2037 (b)	194,697	192,907
5.901% due 04/01/2037 (b)	916,515	929,963
5.943% due 01/01/2037 (b)	616,468	626,436
5.946% due 01/01/2037 (b)	292,990	290,953
5.978% due 04/01/2037 (b)	236,775	235,435
6.00% due 05/01/2021 to 11/01/2023	1,344,957	1,376,213
6.003% due 04/01/2037 (b)	162,227	161,039
6.026% due 01/01/2037 (b)	231,272	230,108
6.043% due 07/01/2037 (b)	204,113	206,647
6.068% due 12/01/2036 (b)	306,234	305,179
6.098% due 12/01/2036 (b)	381,273	380,745
6.109% due 11/01/2037 (b)	596,627	594,486
6.116% due 12/01/2036 (b)	189,252	188,902
6.252% due 09/01/2037 (b)	672,711	683,633
6.50% due 03/01/2038 to 05/01/2038	2,057,296	2,111,541
6.50% TBA **	4,000,000	4,099,375
7.00% due 11/01/2037 to 12/01/2037	1,028,941	1,074,842

		102,466,041

Government National Mortgage
Association - 3.45%
5.50% due 02/20/2035	201,241	201,171
5.50% TBA **	2,500,000	2,492,578
6.00% TBA **	5,500,000	5,569,609
6.50% due 12/15/2032	1,433,307	1,501,996

		9,765,354

The accompanying notes are an integral part of the financial statements.
44

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Mortgage Securities - 4.56%
5.50% due 12/01/2099	$7,000,000	$6,943,672
6.138% due 07/01/2036	1,227,386	1,224,087
6.50% due 07/01/2034	926,626	958,623
4.50% due 07/01/2033 to 10/01/2033	1,050,768	1,002,663
7.00% due 10/01/2013 to 10/01/2033	508,113	537,881
4.50% due 09/15/2034	1,930,745	1,833,679
5.00% due 05/20/2038 to 08/20/2038	398,670	389,202

		12,889,807

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $162,418,259)		$163,406,340

FOREIGN GOVERNMENT OBLIGATIONS - 0.21%

Mexico - 0.06%
Government of Mexico
5.875% due 01/15/2014	166,000	167,038

United Arab Emirates - 0.15%
Emirate of Abu Dhabi
5.50% due 08/02/2012	400,000	420,618

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $573,481)		$587,656

CORPORATE BONDS - 18.79%

Basic Materials - 0.76%
Alcoa, Inc.
6.00% due 07/15/2013	820,000	804,593
Rio Tinto Finance USA, Ltd.
5.875% due 07/15/2013	910,000	892,082
6.50% due 07/15/2018	495,000	468,077

		2,164,752

Communications - 2.60%
America Movil SAB de CV
6.125% due 11/15/2037	116,000	98,110
6.375% due 03/01/2035	110,000	97,359
AT&T Broadband Corp.
8.375% due 03/15/2013	1,728,000	1,812,309
AT&T, Inc.
6.40% due 05/15/2038	236,000	198,056
British Telecommunications PLC
8.625% due 12/15/2030	420,000	418,986
Corning, Inc.
7.25% due 08/15/2036	150,000	132,970
France Telecom SA
7.75% due 03/01/2011	490,000	514,250
Qwest Corp.
7.50% due 10/01/2014	700,000	605,500
Rogers Cable, Inc.
5.50% due 03/15/2014	225,000	207,853
Rogers Wireless, Inc.
6.375% due 03/01/2014	1,025,000	980,291
SBC Communications, Inc.
5.10% due 09/15/2014	675,000	631,321
Telefonica Emisiones SAU
5.855% due 02/04/2013	215,000	206,864
5.984% due 06/20/2011	740,000	731,890

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Communications (continued)
Thomson Reuters Corp.
5.95% due 07/15/2013	$345,000	$344,593
Time Warner Entertainment Company LP
8.375% due 07/15/2033	394,000	374,559

		7,354,911

Consumer, Cyclical - 1.15%
DaimlerChrysler N.A. Holding Corp., MTN
3.1381% due 03/13/2009 (b)	920,000	916,620
DaimlerChrysler NA Holding Corp.
6.50% due 11/15/2013	920,000	897,811
8.50% due 01/18/2031	155,000	155,739
McDonald's Corp., MTN
6.30% due 03/01/2038	245,000	236,109
Nordstrom, Inc.
7.00% due 01/15/2038	300,000	261,105
Wal-Mart Stores, Inc.
6.20% due 04/15/2038	465,000	424,173
Yum! Brands, Inc.
6.875% due 11/15/2037	445,000	375,701

		3,267,258

Consumer, Non-cyclical - 2.15%
AstraZeneca PLC
5.40% due 09/15/2012	415,000	416,946
Coventry Health Care, Inc.
5.95% due 03/15/2017	715,000	595,995
Diageo Capital PLC
5.20% due 01/30/2013	275,000	273,648
5.75% due 10/23/2017	160,000	153,538
Dr Pepper Snapple Group, Inc.
6.82% due 05/01/2018	525,000	506,760
GlaxoSmithKline Capital, Inc.
6.375% due 05/15/2038	450,000	422,456
Kraft Foods, Inc.
6.125% due 02/01/2018	1,020,000	955,513
6.125% due 08/23/2018	335,000	312,805
Philip Morris International, Inc.
5.65% due 05/16/2018	315,000	291,165
Schering-Plough Corp.
6.55% due 09/15/2037	535,000	490,012
UnitedHealth Group, Inc.
6.875% due 02/15/2038	410,000	360,959
Wyeth
6.95% due 03/15/2011	1,222,000	1,289,366

		6,069,163

Diversified - 0.09%
Hutchison Whampoa International 03/33, Ltd.
7.45% due 11/24/2033 (g)	270,000	247,261

Energy - 2.98%
Devon Financing Corp., ULC
6.875% due 09/30/2011	865,000	902,248
El Paso Natural Gas Company
5.95% due 04/15/2017	160,000	141,570
EOG Resources, Inc.
6.875% due 10/01/2018	220,000	219,215
Husky Energy, Inc.
6.80% due 09/15/2037	165,000	136,494

The accompanying notes are an integral part of the financial statements.
45

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Energy (continued)
Husky Oil Company, Ltd.
7.55% due 11/15/2016	$240,000	$237,471
Kinder Morgan, Inc.
6.50% due 09/01/2012	1,170,000	1,102,725
Petrobras International Finance Company
5.875% due 03/01/2018	905,000	822,538
Petro-Canada
6.80% due 05/15/2038	335,000	265,396
Plains All American Pipeline LP
6.50% due 05/01/2018 (g)	501,000	451,951
Ras Laffan Liquefied Natural Gas Company, Ltd. III
6.332% due 09/30/2027 (g)	355,000	320,096
Southern Natural Gas Company
5.90% due 04/01/2017 (g)	415,000	367,272
Spectra Energy Capital LLC
7.50% due 09/15/2038	335,000	311,066
TransCanada Pipelines, Ltd.
7.25% due 08/15/2038	250,000	240,320
Transocean, Inc.
6.00% due 03/15/2018	500,000	466,648
Weatherford International, Inc.
5.95% due 06/15/2012	255,000	255,157
6.35% due 06/15/2017	330,000	305,425
Weatherford International, Ltd.
7.00% due 03/15/2038	170,000	147,445
XTO Energy, Inc.
5.75% due 12/15/2013	875,000	840,017
6.375% due 06/15/2038	105,000	85,732
6.50% due 12/15/2018	875,000	811,620

		8,430,406

Financial - 6.43%
ACE INA Holdings, Inc.
5.70% due 02/15/2017	210,000	192,132
6.70% due 05/15/2036	100,000	88,924
Allied Capital Corp.
6.625% due 07/15/2011	1,155,000	1,124,691
American Express Company
8.15% due 03/19/2038	425,000	380,130
American International Group, Inc.
8.25% due 08/15/2018 (g)	505,000	293,391
Bank of America Corp.
5.375% due 06/15/2014	205,000	189,539
5.65% due 05/01/2018	505,000	425,357
Citigroup, Inc.
3.625% due 02/09/2009	450,000	440,546
6.125% due 05/15/2018	1,105,000	914,944
6.50% due 08/19/2013	2,500,000	2,221,920
8.40% due 04/29/2049 (b)	550,000	374,363
Credit Suisse New York
5.75% due 02/15/2018	755,000	657,757
Credit Suisse New York, MTN
5.00% due 05/15/2013	535,000	495,780
General Electric Capital Corp., Series A, MTN
3.75% due 12/15/2009	614,000	592,923
Goldman Sachs Capital II
5.793% due 12/29/2049 (b)	930,000	408,558
Goldman Sachs Group, Inc.
5.125% due 01/15/2015	420,000	346,689

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Goldman Sachs Group, Inc. (continued)
6.75% due 10/01/2037	$640,000	$427,258
Health Care Property Investors, Inc.
5.65% due 12/15/2013	670,000	589,930
HSBC Holdings PLC
6.80% due 06/01/2038	375,000	317,543
JP Morgan Chase & Company
6.40% due 05/15/2038	505,000	436,598
JPMorgan Chase Bank NA, BKNT
6.00% due 10/01/2017	485,000	444,545
Lazard Group LLC
6.85% due 06/15/2017	685,000	567,316
7.125% due 05/15/2015	895,000	776,850
Liberty Mutual Group, Inc.
7.50% due 08/15/2036 (g)	406,000	320,421
Morgan Stanley
5.30% due 03/01/2013	220,000	151,096
6.25% due 08/28/2017	485,000	300,720
Morgan Stanley, MTN
5.95% due 12/28/2017	660,000	413,454
6.625% due 04/01/2018	920,000	608,848
PNC Funding Corp.
5.25% due 11/15/2015	446,000	393,767
The Goldman Sachs Group, Inc.
5.15% due 01/15/2014	510,000	418,854
US Bank NA, MTN
5.92% due 05/25/2012	1,195,296	1,242,319
WEA Finance LLC
7.125% due 04/15/2018 (g)	1,290,000	1,159,715
Westfield Group
5.40% due 10/01/2012 (g)	499,000	460,876

		18,177,754

Government - 0.20%
Export-Import Bank Of Korea
5.50% due 10/17/2012	585,000	555,036

Industrial - 0.11%
Burlington Northern Santa Fe Corp.
5.75% due 03/15/2018	340,000	326,121

Technology - 0.49%
Oracle Corp.
5.75% due 04/15/2018	574,000	532,962
Xerox Corp.
5.50% due 05/15/2012	335,000	319,402
6.35% due 05/15/2018	590,000	539,320

		1,391,684

Utilities - 1.83%
Allegheny Energy Supply Company LLC
8.25% due 04/15/2012 (g)	350,000	353,500
CMS Energy Corp.
6.55% due 07/17/2017	275,000	240,292
Commonwealth Edison
6.15% due 09/15/2017	285,000	269,527
DPL, Inc.
6.875% due 09/01/2011	780,000	796,341
Duke Energy Carolinas LLC
6.00% due 01/15/2038	200,000	179,812

The accompanying notes are an integral part of the financial statements.
46

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Utilities (continued)
Florida Power Corp.
6.40% due 06/15/2038	$420,000	$397,711
Nevada Power Company, Series A
8.25% due 06/01/2011	560,000	597,804
Pacificorp
6.25% due 10/15/2037	445,000	403,878
Progress Energy, Inc.
6.85% due 04/15/2012	240,000	246,970
Taqa Abu Dhabi National Energy Company
5.62% due 10/25/2012 (g)	1,748,000	1,695,226

		5,181,061

TOTAL CORPORATE BONDS (Cost $58,746,206)		$53,165,407

COLLATERALIZED MORTGAGE
OBLIGATIONS - 23.26%
Federal Home Loan Bank,
Series 2007-2014, Class 1
5.34% due 03/20/2014	849,372	855,272
American Tower Trust, Series 2007-1A, Class AFX
5.4197% due 04/15/2037 (g)	485,000	437,029
Banc of America Commercial Mortgage, Inc.,
Series 2008-1, Class A4
6.3457% due 12/10/2017 (b)	212,000	186,306
Banc of America Commercial Mortgage, Inc.,
Series 2000-1, Class A2A
7.333% due 11/15/2031 (b)	478,486	481,057
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2, Class B
6.309% due 06/11/2035	136,000	135,134
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648% due 09/11/2036	316,000	294,469
Banc of America Commercial Mortgage, Inc.,
Series 2004-2, Class A5
4.58% due 02/10/2014	77,000	69,658
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2002-PBW1, Class A2
4.72% due 11/11/2035 (b)	303,000	285,044
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2000-WF1, Class A2
7.78% due 02/15/2032 (b)	1,301,830	1,318,934
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-ESA, Class C
4.937% due 05/14/2016 (g)	868,000	870,220
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR6, Class A6
4.825% due 11/11/2041	87,000	79,179
Citigroup Commercial Mortgage Trust, Series
2008-C7, Class A4
6.299% due 12/10/2049 (b)	987,000	867,400
Citimortgage Alternative Loan Trust, Inc., Series
2006-A1, Class 1A6
6.00% due 04/25/2036	536,270	381,757
Commercial Mortgage Pass Through Certificates,
Series 2001-J2A, Class A2
6.096% due 07/16/2034	916,000	908,075
Countrywide Alternative Loan Trust,
Series 2006-OC6, Class 2A1
3.2769% due 07/25/2036 (b)	341,580	320,470

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
CS First Boston Mortgage Securities Corp., Series
2002-CP5, Class A2
4.94% due 12/15/2035	$154,000	$145,270
CS First Boston Mortgage Securities Corp.,
Series 2001-CF2, Class A4
6.505% due 02/15/2034	328,029	329,277
CS First Boston Mortgage Securities Corp.,
Series 2001-CK1, Class A3
6.38% due 12/18/2035	189,033	189,342
CS First Boston Mortgage Securities Corp.,
Series 2001-CKN5, Class A4
5.435% due 09/15/2034	361,809	353,796
CS First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133% due 04/15/2037	20,000	19,785
CS First Boston Mortgage Securities Corp.,
Series 2002-CKS4, Class A2
5.183% due 11/15/2036	1,264,000	1,207,092
CS First Boston Mortgage Securities Corp.,
Series 2003-C4, Class A4
5.137% due 08/15/2036 (b)	208,000	195,537
CS First Boston Mortgage Securities Corp.,
Series 2003-C5, Class A4
4.90% due 12/15/2036 (b)	229,000	211,990
CS First Boston Mortgage Securities Corp.,
Series 2003-CK2, Class A4
4.801% due 03/15/2036	179,000	167,096
CS First Boston Mortgage Securities Corp.,
Series 2003-CPN1, Class A2
4.597% due 03/15/2035	139,000	128,857
DLJ Commercial Mortgage Corp.,
Series 1999-CG3, Class A1B
7.34% due 10/10/2032	438,447	441,634
DLJ Commercial Mortgage Corp.,
Series 2000-CKP1, Class A1B
7.18% due 11/10/2033	383,801	389,692
DLJ Commercial Mortgage Corp.,
Series 1999-CG2,Class A1B
7.30% due 06/10/2032	326,401	327,429
Federal Home Loan Mortgage Corp.
3.57% due 06/15/2029	200,933	200,660
Federal Home Loan Mortgage Corp., Series
2003-2695, Class BG
4.50% due 04/15/2032	517,000	501,078
Federal Home Loan Mortgage Corp., Series
2003-2702, Class AD
4.50% due 08/15/2032	452,000	437,443
Federal Home Loan Mortgage Corp., Series
2005-3008, Class JM
4.50% due 07/15/2025	314,000	294,203
Federal Home Loan Mortgage Corp., Series
2007-3313, Class GA
5.00% due 06/15/2033	337,720	339,342
Federal Home Loan Mortgage Corp., Series
2007-3317, Class PG
5.00% due 04/15/2036	194,000	186,276
Federal Home Loan Mortgage Corp., Series
2008-3460, Class PB
5.00% due 06/15/2031	182,000	181,456

The accompanying notes are an integral part of the financial statements.
47

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Series
2008-3460, Class PC
5.00% due 08/15/2034	$793,000	$778,348
Federal Home Loan Mortgage Corp., Series 2564,
Class BQ
5.50% due 10/15/2017	190,430	192,251
Federal Home Loan Mortgage Corp., Series 2590,
Class BY
5.00% due 03/15/2018	45,000	44,363
Federal Home Loan Mortgage Corp., Series 2843,
Class BC
5.00% due 08/15/2019	487,000	479,131
Federal Home Loan Mortgage Corp., Series 3320,
Class TB
5.50% due 06/15/2030	209,000	212,154
Federal Home Loan Mortgage Corp., Series 3465,
Class HA
4.00% due 07/15/2017	538,939	527,111
Federal Home Loan Mortgage Corp.,
Series 2002-2542, Class ES
5.00% due 12/15/2017	688,000	676,913
Federal Home Loan Mortgage Corp.,
Series 2003-2558, Class BD
5.00% due 01/15/2018	523,000	509,868
Federal Home Loan Mortgage Corp.,
Series 2003-2583, Class TD
4.50% due 12/15/2013	628,621	626,881
Federal Home Loan Mortgage Corp.,
Series 2003-2590, Class NU
5.00% due 06/15/2017	385,000	394,224
Federal Home Loan Mortgage Corp.,
Series 2003-2603, Class KT
4.75% due 07/15/2014	655,399	658,401
Federal Home Loan Mortgage Corp.,
Series 2003-2623, Class AJ
4.50% due 07/15/2016	331,000	331,778
Federal Home Loan Mortgage Corp.,
Series 2003-2672, Class HA
4.00% due 09/15/2016	213,421	213,418
Federal Home Loan Mortgage Corp.,
Series 2003-2694, Class QG
4.50% due 01/15/2029	722,000	726,840
Federal Home Loan Mortgage Corp.,
Series 2003-2725, Class PC
4.50% due 05/15/2028	220,000	222,648
Federal Home Loan Mortgage Corp.,
Series 2004-2780, Class TB
3.00% due 12/15/2024	88,300	88,224
Federal Home Loan Mortgage Corp.,
Series 2004-2790, Class TN
4.00% due 05/15/2024	414,000	364,600
Federal Home Loan Mortgage Corp.,
Series 2005-3017, Class TA
4.50% due 08/15/2035	398,983	396,290
Federal Home Loan Mortgage Corp.,
Series 2005-3035, Class PA
5.50% due 09/15/2035	320,240	326,487
Federal Home Loan Mortgage Corp.,
Series 2006-3104, Class QC
5.00% due 09/15/2031	597,000	598,474

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.,
Series 2006-3117, Class PC
5.00% due 06/15/2031	$758,000	$774,195
Federal Home Loan Mortgage Corp.,
Series 2007-3268, Class HC
5.00% due 12/15/2032	273,000	272,523
Federal Home Loan Mortgage Corp.,
Series 2007-3289, Class PB
5.00% due 11/15/2029	412,000	415,548
Federal Home Loan Mortgage Corp.,
Series 2007-3298, Class VB
5.00% due 11/15/2025	303,000	286,370
Federal Home Loan Mortgage Corp.,
Series 2007-3316, Class HA
5.00% due 07/15/2035	947,054	953,915
Federal Home Loan Mortgage Corp.,
Series 2007-3372, Class BD
4.50% due 10/15/2022	351,000	324,463
Federal National Mortgage Association, Series
2001-81, Class HE
6.50% due 01/25/2032	6,189,350	6,323,779
Federal National Mortgage Association, Series
2001-T6, Class A
5.703% due 05/25/2011	62,505	63,428
Federal National Mortgage Association, Series
2003-92, Class NM
3.50% due 04/25/2013	95	94
Federal National Mortgage Association, Series
2005-101, Class NB
5.00% due 04/25/2029	1,328,000	1,341,170
Federal National Mortgage Association, Series
2007-26, Class BA
5.50% due 05/25/2029	137,000	138,510
Federal National Mortgage Association,
Series 2003-108, Class BE
4.00% due 11/25/2018	362,000	337,563
Federal National Mortgage Association,
Series 2003-113, Class PN
3.50% due 02/25/2013	175,410	174,749
Federal National Mortgage Association,
Series 2003-15, Class CH
4.00% due 02/25/2017	146,583	146,255
Federal National Mortgage Association,
Series 2003-16, Class PN
4.50% due 10/25/2015	187,449	189,049
Federal National Mortgage Association,
Series 2003-3, Class HJ
5.00% due 02/25/2018	338,000	330,799
Federal National Mortgage Association,
Series 2003-30, Class ET
3.50% due 08/25/2016	327,939	325,451
Federal National Mortgage Association,
Series 2004-34, Class PL
3.50% due 05/25/2014	125,774	125,860
Federal National Mortgage Association,
Series 2004-60, Class PA
5.50% due 04/25/2034	268,262	273,876
Federal National Mortgage Association,
Series 2005-58, Class MA
5.50% due 07/25/2035	235,028	239,311

The accompanying notes are an integral part of the financial statements.
48

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association,
Series 2007-113, Class DB
4.50% due 12/25/2022	$415,000	$378,808
Federal National Mortgage Association,
Series 2007-30, Class MA
4.25% due 02/25/2037	566,500	553,935
Federal National Mortgage Association,
Series 2007-39, Class NA
4.25% due 01/25/2037	1,102,422	1,085,172
First Horizon Alternative Mortgage Securities,
Series 2006-FA6, Class 2A10
6.00% due 11/25/2036	314,616	301,528
First Horizon Alternative Mortgage Securities,
Series 2006-RE1, Class A1
5.50% due 05/25/2035	521,407	363,519
First Union National Bank Commercial Mortgage,
Series 2000-C2, Class A2
7.202% due 10/15/2032	266,534	270,611
First Union National Bank Commercial Mortgage,
Series 1999-C4, Class A2
7.39% due 12/15/2031	61,320	61,894
First Union National Bank Commercial Mortgage,
Series 2001-C4, Class B
6.417% due 12/12/2033	177,000	176,569
GE Capital Commercial Mortgage Corp, Series
2002-1A, Class A3
6.269% due 12/10/2035	263,000	261,175
GE Capital Commercial Mortgage Corp.,
Series 2001-2, Class A3
6.03% due 08/11/2033	123,366	123,502
General Motors Acceptance Corp. Commercial
Mortgage Securities, Inc.,
Series 2004-C1, Class A1
3.118% due 03/10/2038	50,963	50,598
GMAC Commercial Mortgage Securities, Inc.,
Series 2000-C1, Class A2
7.724% due 03/15/2033 (b)	475,101	481,481
GMAC Commercial Mortgage Securities, Inc.,
Series 2000-C2, Class A2
7.455% due 08/16/2033 (b)	1,002,636	1,018,854
GMAC Commercial Mortgage Securities, Inc.,
Series 2000-C3, Class A2
6.957% due 09/15/2035	746,225	755,267
GMAC Commercial Mortgage Securities, Inc.,
Series 2001-C2, Class A2
6.70% due 04/15/2034	5,030,000	5,076,695
GMAC Commercial Mortgage Securities, Inc.,
Series 2002-C3, Class A2
4.93% due 07/10/2039	528,000	499,099
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C2, Class A2
5.6666% due 05/10/2040 (b)	205,000	195,358
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C3, Class A4
5.023% due 04/10/2040	1,282,000	1,192,835
Government National Mortgage Association,
Series 2006-3, Class A
4.212% due 01/16/2028	96,269	95,756
Government National Mortgage Association,
Series 2006-37, Class JG
5.00% due 07/20/2036	254,000	243,179

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GS Mortgage Securities Corp II, Series
2001-GL3A, Class A2
6.449% due 08/05/2018 (b)	$877,000	$905,384
GSR Mortgage Loan Trust, Series 2006-8F, Class
3A5
6.25% due 09/25/2036	1,412,949	1,353,527
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2001-CIB3, Class A3
6.465% due 11/15/2035	924,000	924,114
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-CB15, Class ASB
5.79% due 06/12/2043 (b)	290,000	270,475
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2002-CIB5, Class A2
5.161% due 10/12/2037	150,000	143,083
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2003-CB7, Class A4
4.879% due 01/12/2038 (b)	1,060,000	976,220
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2004-C3, Class A1
3.765% due 01/15/2042	332,319	327,672
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP3, Class A1
4.655% due 08/15/2042	71,423	70,426
JP Morgan Commercial Mortgage Finance Corp.,
Series 2000-C10, Class A2
7.371% due 08/15/2032 (b)	276,626	279,649
LB-UBS Commercial Mortgage Trust, Series
2000-C5, Class A2
6.51% due 12/15/2026	501,451	504,659
LB-UBS Commercial Mortgage Trust,
Series 2001-C2, Class A2
6.653% due 11/15/2027	324,000	326,887
LB-UBS Commercial Mortgage Trust,
Series 2002-C2, Class A4
5.594% due 06/15/2031	647,000	629,510
LB-UBS Commercial Mortgage Trust,
Series 2003-C3, Class A4
4.166% due 05/15/2032	555,000	501,770
LB-UBS Commercial Mortgage Trust,
Series 2003-C5, Class A2
3.478% due 07/15/2027	4,605	4,568
Merrill Lynch Mortgage Trust,
Series 2004-KEY2, Class A4
4.864% due 08/12/2039 (b)	433,000	393,060
Morgan Stanley Capital I, Series 2003-IQ5, Class A4
5.01% due 04/15/2038	501,000	473,708
Morgan Stanley Capital I,
Series 2004-HQ3, Class A4
4.80% due 01/13/2041	340,000	311,784
Morgan Stanley Capital I,
Series 2005-HQ5, Class AAB
5.037% due 01/14/2042	481,000	455,689
Morgan Stanley Capital I,
Series 2005-HQ7, Class AAB
5.3554% due 11/14/2042 (b)	926,000	875,256
Morgan Stanley Dean Witter Capital I, Series
2003-HQ2, Class A2
4.92% due 03/12/2035	683,000	640,651

The accompanying notes are an integral part of the financial statements.
49

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Dean Witter Capital I,
Series 2001, Class A4
6.39% due 06/15/2011	$544,922	$544,733
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP1, Class A4
6.66% due 02/15/2033	740,439	745,453
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP5, Class A4
6.39% due 10/15/2035	1,088,000	1,085,318
Morgan Stanley Dean Witter Capital I,
Series 2002-IQ2, Class A3
5.52% due 12/15/2035	64,650	64,351
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 2A1S
3.3169% due 02/25/2047 (b)	143,457	137,262
Salomon Brothers Mortgage Securities VII, Series
2002-KEY2, Class A2
4.467% due 03/18/2036	319,919	305,916
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	135,252	135,903
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C26, Class A3
6.011% due 06/15/2045 (b)	524,000	474,128
Wachovia Bank Commercial Mortgage Trust,
Series 2002-C1, Class A4
6.287% due 04/15/2034	337,000	332,915
Wachovia Bank Commercial Mortgage Trust,
Series 2002-C2, Class A4
4.98% due 11/15/2034	1,087,000	1,020,503
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C5, Class A2
3.989% due 06/15/2035	166,000	149,387
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C6, Class A3
4.957% due 08/15/2035	1,164,000	1,126,259
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C8, Class A3
4.445% due 11/15/2035	186,000	180,180
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C10, Class A4
4.748% due 02/15/2041	176,000	159,206
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C18, Class A4
4.935% due 04/15/2042	51,000	45,514
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C26, Class APB
5.997% due 06/15/2045	375,000	350,418
WaMu Mortgage Pass Through Certificates, Series
2006-AR12, Class 1A1
6.067% due 10/25/2036 (b)	278,487	255,072

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $67,111,524)		$65,809,016

ASSET BACKED SECURITIES - 10.94%
Americredit Prime Automobile Receivable,
Series 2007-1, Class A3
5.12% due 11/08/2011 (b)	538,000	536,358

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Capital One Multi-Asset Execution Trust, Series
2005-A6, Class A6
2.8406% due 07/15/2015 (b)	$397,000	$358,037
Capital One Multi-Asset Execution Trust, Series
2006-A11, Class A11
2.5775% due 06/17/2019 (b)	1,792,000	1,440,635
Capital One Multi-Asset Execution Trust, Series
2006-A5, Class A5
2.8775% due 01/15/2016 (b)	450,000	399,331
Capital One Multi-Asset Execution Trust, Series
2006-A7, Class A7
2.8475% due 03/17/2014 (b)	143,000	134,127
Capital One Multi-Asset Execution Trust, Series
2007-A4, Class A4
2.8475% due 03/16/2015 (b)	790,000	685,859
Capital One Multi-Asset Execution Trust, Series
2007-A6, Class A6
2.5575% due 05/15/2013 (b)	507,000	493,336
Capital One Multi-Asset Execution Trust, Series
2008-A3, Class A3
5.05% due 02/15/2016	4,152,000	3,893,143
Capital One Multi-Asset Execution Trust, Series
2008-A5, Class A5
4.85% due 02/18/2014	596,000	579,162
Capital One Multi-Asset Execution Trust,
Series 2007-A7, Class A7
5.75% due 07/15/2020	880,000	772,482
Citicorp Residential Mortgage Securities, Inc.,
Series 2006-1, Class A1
5.956% due 07/25/2036	36,534	36,365
Citicorp Residential Mortgage Securities, Inc.,
Series 2006-1, Class A2
5.682% due 07/25/2036	280,000	276,805
Citicorp Residential Mortgage Securities, Inc.,
Series 2006-2, Class A2
5.557% due 09/25/2036	306,000	302,644
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AHL1, Class A2A
3.2469% due 12/25/2036 (b)	211,862	195,357
Countrywide Asset-Backed Certificates,
Series 2006-S1, Class A2
5.549% due 08/25/2021	416,272	378,238
Daimler Chrysler Master Owner Trust, Series
2006-A, Class A
2.5175% due 11/15/2011 (b)	1,239,000	1,177,825
Discover Card Master Trust I, Series 2003-3, Class
A
2.6875% due 09/15/2012 (b)	284,000	275,681
Discover Card Master Trust I, Series 2006-2, Class
A2
2.5175% due 01/16/2014 (b)	980,000	914,291
Discover Card Master Trust I, Series 2006-2, Class
A3
2.5675% due 01/19/2016 (b)	405,000	356,397
Discover Card Master Trust, Series 2007-A2, Class
A2
3.1588% due 06/15/2015 (b)	678,000	612,597
Discover Card Master Trust, Series 2008-A3, Class
A3
5.10% due 10/15/2013	1,249,000	1,219,922

The accompanying notes are an integral part of the financial statements.
50

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Discover Card Master Trust, Series 2008-A4, Class
A4
5.65% due 12/15/2015	$2,352,000	$2,240,428
Discover Card Master Trust,
Series 2007-A1, Class A1
5.65% due 03/16/2020	869,000	753,200
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2
5.261% due 04/25/2037 (g)	480,000	389,263
Ford Credit Auto Owner Trust, Series 2006-C,
Class A4A
5.15% due 02/15/2012	479,000	468,610
Ford Credit Auto Owner Trust,
Series 2007-B, Class A4A
5.24% due 07/15/2012	100,000	94,909
Ford Credit Floorplan Master Owner Trust, Series
2006-4, Class A
2.7375% due 06/15/2013 (b)	815,000	810,170
Great America Leasing Receivables,
Series 2006-1, Class A3
5.34% due 01/15/2010 (g)	272,985	273,259
Harley-Davidson Motorcycle Trust, Series 2007-2,
Class A4
5.12% due 08/15/2013	356,000	348,736
Harley-Davidson Motorcycle Trust,
Series 2008-1, Class A3A
4.25% due 02/15/2013	424,000	411,853
Honda Auto Receivables Owner Trust, Series
2008-1, Class A4
4.88% due 09/18/2014	320,000	306,435
Huntington Auto Trust, Series 2008-1A, Class A3A
4.81% due 04/16/2012	1,168,000	1,132,941
Huntington Auto Trust, Series 2008-1A, Class A4
5.64% due 02/15/2013	1,444,000	1,429,203
Hyundai Auto Receivables Trust, Series 2008-A,
Class A4
5.48% due 11/17/2014	253,000	242,136
Morgan Stanley ABS Capital I,
Series 2007-HE2, Class A2A
3.2469% due 01/25/2037 (b)	125,216	118,185
Morgan Stanley Home Equity Loans,
Series 2007-1, Class A1
3.2569% due 12/25/2036 (b)	113,769	107,111
Nissan Auto Receivables Owner Trust,
Series 2007-B, Class A4
5.16% due 03/17/2014	206,000	201,771
Ownit Mortgage Loan Asset-Backed
Certificates, Series 2006-1, Class AF1
1.00% due 12/25/2036 (b)	14,424	14,286
SLM Student Loan Trust, Series 2005-6, Class A5B
2.93% due 07/27/2026 (b)	1,290,000	1,244,265
SLM Student Loan Trust, Series 2008-4, Class A4
4.45% due 01/24/2017 (b)	250,000	247,774
SLM Student Loan Trust, Series 2008-6, Class A4
3.4231% due 07/25/2023 (b)	1,328,000	1,291,896
SLM Student Loan Trust, Series 2008-8, Class A4
4.3006% due 04/25/2023 (b)	1,598,000	1,496,877
Swift Master Auto Receivables Trust, Series
2007-1, Class A
2.5875% due 06/15/2012 (b)	323,000	287,293

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A3
5.41% due 08/12/2011	$654,078	$646,936
Triad Auto Receivables Owner Trust,
Series 2006-C, Class A3
5.26% due 11/14/2011	378,874	372,068
Volkswagen Auto Loan Enhanced Trust, Series
2008-1, Class A3
4.50% due 07/20/2012	429,000	421,610
Washington Mutual Master Note Trust, Series
2007-A2, Class A2
2.5175% due 05/15/2014 (b)	172,000	141,611
Washington Mutual Master Note
Trust, Series 2006-A2A, Class A
2.5375% due 06/15/2015 (b)(g)	481,000	413,732

TOTAL ASSET BACKED SECURITIES
(Cost $32,248,278)		$30,945,150

REPURCHASE AGREEMENTS - 0.48%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$1,347,047 on 10/01/2008,
collateralized by $1,345,000
Federal Home Loan Mortgage
Corp., 5.20% due 10/24/2012
(valued at $1,378,625, including
interest)	$1,347,000	$1,347,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,347,000)		$1,347,000

SHORT TERM INVESTMENTS - 4.04%
Deutsche Bank Financial LLC
1.50% due 10/01/2008	$2,646,000	$2,646,000
Greenwich Capital Holdings Funding
5.45% due 10/01/2008	4,394,000	4,394,000
UBS Finance Delaware LLC
3.00% due 10/01/2008	4,394,000	4,394,000

TOTAL SHORT TERM INVESTMENTS
(Cost $11,434,000)		$11,434,000

Total Investments (Core Bond Trust)
(Cost $354,088,368) - 122.73%		$347,200,556
Liabilities in Excess of Other Assets - (22.73)%		(64,311,613)

TOTAL NET ASSETS - 100.00%		$282,888,943

Schedule of Securities Sold Short
	Shares or
	Principal
	Amount	Value

FEDERAL HOME LOAN MORTGAGE CORP. - 4.80%
Federal Home Loan Mortgage Corp.
6.50%, TBA **	$1,000,000	$1,025,312

TOTAL FEDERAL HOME LOAN MORTGAGE
CORP. (Proceeds $1,027,188)		$1,025,312

The accompanying notes are an integral part of the financial statements.
51

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

	Shares or
	Principal
	Amount	Value

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 95.20%
Federal National Mortgage Association
4.50%, TBA **	$8,000,000	$7,568,750
5.00%, TBA **	11,000,000	$10,778,278
5.50%, TBA **	2,000,000	$1,991,875

TOTAL FEDERAL NATIONAL MORTGAGE
ASSOCIATION (Proceeds $20,586,641)		$20,338,903

Total Securities Sold Short (Core Bond Trust)
(Proceeds $21,613,828)		$21,364,215

Core Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.96%

Basic Materials - 0.54%
Nucor Corp.	59,300	$2,342,350

Communications - 24.56%
Amazon.com, Inc. *	430,500	31,323,180
Cisco Systems, Inc. *	613,800	13,847,328
eBay, Inc. *	859,600	19,237,848
Google, Inc., Class A *	30,900	12,376,068
Time Warner, Inc.	1,206,400	15,815,904
Yahoo!, Inc. *	859,900	14,876,270

		107,476,598
Consumer, Cyclical - 6.55%
J.C. Penney Company, Inc.	235,100	7,838,234
Sears Holdings Corp. *	222,900	20,841,150

		28,679,384
Consumer, Non-cyclical - 7.67%
Amgen, Inc. *	225,042	13,338,239
UnitedHealth Group, Inc.	796,500	20,223,135

		33,561,374
Financial - 23.47%
Aetna, Inc.	696,500	25,150,615
American Express Company	28,100	995,583
Bank of America Corp.	128,595	4,500,825
Capital One Financial Corp.	256,000	13,056,000
Citigroup, Inc.	1,147,850	23,542,404
JPMorgan Chase & Company	384,800	17,970,160
Merrill Lynch & Company, Inc.	514,200	13,009,260
NYSE Euronext	114,100	4,470,438

		102,695,285
Industrial - 8.55%
3M Company	11,200	765,072
Eastman Kodak Company	1,108,400	17,047,192
General Electric Company	769,400	19,619,700

		37,431,964
Technology - 15.29%
CA, Inc.	522,525	10,429,599
Electronic Arts, Inc. *	278,100	10,286,919
EMC Corp. *	113,200	1,353,872
Hewlett-Packard Company	390,100	18,038,224
International Business Machines Corp.	147,400	17,239,904

Core Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
Microsoft Corp.	28,100	$749,989
Texas Instruments, Inc.	409,100	8,795,650

		66,894,157
Utilities - 6.33%
AES Corp. *	2,368,500	27,687,765

TOTAL COMMON STOCKS (Cost $508,802,631)		$406,768,877

REPURCHASE AGREEMENTS - 6.84%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$29,938,039 on 10/01/2008,
collateralized by $30,965,000
Federal Home Loan Mortgage
Corp., zero coupon due
03/30/2009 (valued at
$30,539,231, including interest)	$29,937,000	$29,937,000

TOTAL REPURCHASE AGREEMENTS
(Cost $29,937,000)		$29,937,000

Total Investments (Core Equity Trust)
(Cost $538,739,631) - 99.80%		$436,705,877
Other Assets in Excess of Liabilities - 0.20%		882,463

TOTAL NET ASSETS - 100.00%		$437,588,340

Disciplined Diversification Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 67.40%

Basic Materials - 4.94%
Acerinox SA	967	$17,321
Acos Villares SA	14,000	6,621
Adeka Corp.	500	3,161
African Rainbow Minerals, Ltd.	284	5,456
Agnico-Eagle Mines, Ltd.	300	16,378
Agrium, Inc.	400	22,363
Aichi Steel Corp.	1,000	4,099
Air Liquide	269	29,559
Air Products & Chemicals, Inc.	300	20,547
Air Water, Inc. *	1,000	10,076
Airgas, Inc.	400	19,860
AK Steel Holding Corp.	200	5,184
Akzo Nobel NV	282	13,538
Albemarle Corp.	300	9,252
Alcoa, Inc.	1,500	33,870
Allegheny Technologies, Inc.	500	14,775
Alumina, Ltd.	1,000	10,100
Aluminum Corp. China, Ltd., ADR	300	4,545
AMCOL International Corp.	200	6,252
Aneka Tambang Tbk PT	15,000	2,280
Angang New Steel Company, Ltd., Class H	6,000	5,565
Anglo American PLC	1,705	57,594
Anglo Platinum, Ltd.	59	5,380

The accompanying notes are an integral part of the financial statements.
52

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Basic Materials (continued)
AngloGold Ashanti, Ltd., SADR	500	$11,550
Antofagasta PLC	1,583	11,499
Anvil Mining, Ltd. *	400	1,706
Aquila Resources, Ltd. *	655	4,802
Aracruz Celulose SA, SADR	300	11,013
ArcelorMittal	1,500	74,070
Arch Chemicals, Inc.	200	7,060
Arkema	378	13,955
Asahi Kasei Corp.	5,000	21,037
Ashland, Inc.	400	11,696
Balchem Corp.	100	2,667
Barrick Gold Corp.	1,600	58,588
BASF SE	1,167	55,638
Bayer AG	1,196	87,592
BHP Billiton PLC	1,800	82,638
BHP Billiton, Ltd., SADR	2,800	145,572
Billerud Aktibolag AB	300	2,140
Biogen Idec, Inc. *	500	25,145
Bluescope Steel, Ltd.	2,083	12,276
Brush Engineered Materials, Inc. *	100	1,857
Buckeye Technologies, Inc. *	300	2,457
Cabot Corp.	400	12,712
Cameco Corp.	600	13,001
Canfor Corp. *	600	4,600
CAP SA *	251	6,316
Carpenter Technology Corp.	200	5,130
Cascades, Inc.	500	2,918
Celanese Corp., Series A	300	8,373
Centamin Egypt, Ltd. *	3,447	2,185
Century Aluminum Company *	200	5,538
CF Industries Holdings, Inc.	100	9,146
Chemtura Corp.	1,500	6,840
Cheng Loong Corp.	35,000	8,353
China Petrochemical Development Corp. *	10,000	2,411
China Steel Corp.	13,390	13,383
Chung Hung Steel Corp.	7,000	3,183
Cia Minera Autlan SAB de CV	400	1,902
Ciba Holding AG	298	12,755
Ciech SA	414	8,913
Clariant AG *	1,785	17,383
Cliffs Natural Resources, Inc.	200	10,588
Companhia Siderurgica Nacional SA, ADR	800	17,008
Companhia Vale Do Rio Doce, ADR *	1,500	28,725
Companhia Vale Do Rio Doce, SADR *	2,100	37,170
Compass Minerals International, Inc.	200	10,478
Croda International PLC	768	8,372
Crystallex International Corp. *	1,900	1,518
Cytec Industries, Inc.	300	11,673
D.S. Smith PLC	3,814	7,397
Daicel Chemical Industries, Ltd.	2,000	8,997
Daido Steel Company, Ltd.	3,000	15,877
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	1,000	3,002
Dainippon Ink & Chemicals, Inc.	3,000	5,682
Daio Paper Corp.	1,000	8,414
DC Chemical Company, Ltd.	30	8,248

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Basic Materials (continued)
Deltic Timber Corp.	100	$6,364
Denison Mines Corp. *	1,200	3,541
Denki Kagaku Kogyo Kabushiki Kaisha	4,000	10,523
Dongkuk Steel Mill Company, Ltd.	190	5,868
Dow Chemical Company	1,800	57,204
Dowa Mining Company, Ltd.	2,000	8,968
Drdgold, Ltd. *	16,937	7,829
DSM NV	478	22,609
Dundee Precious Metals, Inc. *	400	1,616
E.I. Du Pont de Nemours & Company	1,500	60,450
Eastern Platinum, Ltd. *	3,600	3,315
Eastman Chemical Company	200	11,012
Ecolab, Inc.	300	14,556
Eldorado Gold Corp. *	1,200	7,487
Elementis PLC	3,596	4,250
Eli Lilly & Company	1,700	74,851
Empresas CMPC SA	411	12,277
EMS-Chemie Holding AG	77	9,030
Equinox Minerals, Ltd. *	2,200	5,209
Eramet	11	4,214
Eregli Demir ve Celik Fabrikalari TAS	1,533	7,710
European Goldfields, Ltd. *	900	2,503
Ferro Corp.	100	2,010
First Quantum Minerals, Ltd.	400	15,034
FMC Corp.	200	10,278
FNX Mining Company, Inc. *	400	4,232
Formosa Chemicals & Fibre Corp.	10,000	17,354
Formosa Plastic Corp.	9,000	14,621
Fortescue Metals Group, Ltd. *	1,492	5,677
Freeport-McMoRan Copper & Gold, Inc.,
Class B	800	45,480
Gem Diamonds, Ltd. *	504	6,295
Gerdau Ameristeel Corp.	600	5,779
Gerdau SA, SADR	3,100	34,410
Gerdau SA	800	7,630
Gibraltar Industries, Inc.	200	3,742
Givaudan AG	33	27,563
Gold Fields, Ltd., SADR	3,400	32,606
Goldcorp, Inc.	1,469	46,201
Golden Star Resources, Ltd. *	1,500	2,255
Grupo Empresarial Ence SA	533	3,956
Grupo Mexico SA	7,953	8,363
Gunns, Ltd.	1,405	1,308
H.B. Fuller Company	200	4,174
Harmony Gold Mining Company, Ltd., SADR *	1,800	17,424
Harry Winston Diamond Corp.	200	2,631
Hecla Mining Company *	500	2,340
Hokuetsu Paper Mills, Ltd.	1,000	4,385
Holmen AB, Series B	400	13,015
Honam Petrochemical Corp.	136	7,838
HudBay Minerals, Inc. *	800	5,269
Hunan Non Ferrous Metal Corp., Ltd.	12,000	1,513
Hyundai Steel Company	333	16,707
IAMGOLD Corp.	1,900	10,480
Iluka Resources, Ltd. *	2,208	8,387
Impala Platinum Holdings, Ltd.	430	8,778

The accompanying notes are an integral part of the financial statements.
53

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Basic Materials (continued)
Incitec Pivot, Ltd. *	1,260	$5,048
Industrias Penoles SA de CV	365	4,452
Inmet Mining Corp.	300	13,970
International Flavors & Fragrances, Inc.	300	11,838
International Nickel Indonesia Tbk PT	24,000	7,690
International Paper Company	1,200	31,416
IronX Mineracao SA *	300	4,367
Ivanhoe Mines, Ltd. *	1,000	6,061
Izmir Demir Celik Sanayi AS	3,950	7,551
JFE Holdings, Inc.	500	15,508
Johnson Matthey PLC	523	12,723
JSR Corp.	600	8,001
JSW Steel, Ltd.	434	4,433
K&S AG	220	15,254
Kaiser Aluminum Corp.	100	4,295
Kaneka Corp.	2,000	11,049
Kansai Paint Company, Ltd.	2,000	12,405
Kazakhmys PLC	644	6,763
KCC Corp.	23	7,175
KGHM Polska Miedz SA	473	10,019
Kimberly-Clark de Mexico SA de CV	2,300	9,989
Kingboard Chemical Holdings, Ltd.	2,000	6,829
Kinross Gold Corp.	1,800	28,905
KISCO Corp. *	35	1,370
Kiswire, Ltd.	260	9,995
Kloeckner & Company SE	166	3,811
Kobe Steel Company, Ltd.	4,000	8,049
Korea Iron & Steel Company, Ltd.	10	392
Korea Zinc Company, Ltd.	62	5,015
Kronos Worldwide, Inc.	200	2,650
Kuala Lumpur Kepong BHD	1,000	2,806
Kumba Resources, Ltd.	580	6,082
La Seda de Barcelona SA	1,841	1,773
Lanxess AG	564	15,533
LG Chem, Ltd.	237	18,595
Lihir Gold, Ltd. *	7,823	15,892
Lintec Corp.	200	3,283
Lonmin PLC, ADR	153	6,258
Lonza Group AG	192	24,090
Louisiana-Pacific Corp.	1,100	10,230
Lubrizol Corp.	400	17,256
Lundin Mining Corp. *	1,400	4,157
Major Drilling Group International Company,
Inc. *	100	2,788
MeadWestvaco Corp.	800	18,648
Methanex Corp.	300	5,877
Metorex, Ltd. *	1,710	2,723
Mexichem SAB de CV *	4,500	8,188
Minerals Technologies, Inc.	100	5,936
Mitsubishi Chemical Holdings Corp., ADR	5,500	29,072
Mitsubishi Gas & Chemicals Company, Inc.	2,000	9,672
Mitsubishi Materials Corp.	5,000	15,705
Mitsubishi Paper Mills, Ltd.	2,000	4,251
Mitsui Chemicals, Inc.	2,000	8,817
Mitsui Mining & Smelting Company, Ltd.	3,000	7,002
Mittal Steel South Africa, Ltd.	337	6,801

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Basic Materials (continued)
MMX Mineracao e Metalicos SA *	300	$1,403
Mondi PLC	1,178	5,498
Mondi, Ltd.	778	4,251
Mongolia Energy Company, Ltd. *	18,000	9,693
Monsanto Company	800	79,184
Mount Gibson Iron, Ltd. *	1,612	2,148
M-real Oyj, Series B	5,400	9,780
Murchison Metals, Ltd. *	396	411
Nan Ya Plastics Corp.	12,000	17,781
Newcrest Mining, Ltd.	770	15,999
Newmont Mining Corp.	800	31,008
Nine Dragons Paper Holdings, Ltd.	16,000	5,985
Nippon Kayaku Company, Ltd.	1,000	6,004
Nippon Light Metal Company, Ltd.	3,000	3,522
Nippon Paint Company, Ltd.	2,000	8,132
Nippon Paper Group, Inc.	3	8,767
Nippon Steel Corp.	8,000	30,201
Nippon Yakin Kogyo Company, Ltd.	500	1,845
Nippon Zeon Company	1,000	3,505
Nisshin Steel Company	3,000	5,803
Nitto Denko Corp.	700	17,808
Nl Industries, Inc.	400	4,108
NOF Corp.	1,000	3,377
Norske Skogindustrier ASA *	3,500	14,460
North American Palladium, Ltd. *	200	413
Northgate Minerals Corp. *	1,600	2,135
Nova Chemicals Corp.	600	13,187
Nucor Corp.	700	27,650
Nufarm, Ltd.	604	7,393
Oji Paper Company, Ltd.	3,000	15,082
Olin Corp.	400	7,760
Olympic Steel, Inc.	100	2,949
OM Group, Inc. *	200	4,500
OneSteel, Ltd.	3,462	12,806
Outokumpu Oyj	793	12,634
Oxiana, Ltd.	4,075	5,171
P.H. Glatfelter Company	200	2,708
Palabora Mining Comany, Ltd.	99	1,016
Paladin Resources, Ltd. *	2,345	7,247
Pan American Silver Corp. *	300	6,529
Pan Australian Resources, Ltd. *	4,440	1,948
PaperlinX, Ltd.	2,897	4,430
Penford Corp.	100	1,769
PolyOne Corp. *	600	3,870
Portucel - Empresa Produtora de Pasta e
Papel SA	3,115	8,206
POSCO, SADR	500	46,685
Potash Corp. of Saskatchewan, Inc.	400	51,856
PPG Industries, Inc.	500	29,160
Praxair, Inc.	500	35,870
Precious Woods Holding AG *	138	9,407
PTT Chemical PCL	3,200	5,481
Quadra Mining, Ltd. *	300	3,419
Quaker Chemical Corp.	100	2,846
Rautaruukki Oyj *	455	9,093
Reliance Steel & Aluminum Company	500	18,985

The accompanying notes are an integral part of the financial statements.
54

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Basic Materials (continued)
Rengo Company, Ltd.	2,000	$13,333
Rhodia SA	508	7,938
Rio Tinto, Ltd.	383	25,807
Rock-Tenn Company, Class A	200	7,996
Rockwood Holdings, Inc. *	500	12,830
Rohm & Haas Company	600	42,000
Royal Gold, Inc.	200	7,192
RPM International, Inc.	600	11,604
RTI International Metals, Inc. *	100	1,956
Russel Metals, Inc.	400	8,645
Sakai Chemical Industry Company, Ltd.	1,000	2,707
Salzgitter AG	206	20,832
Samsung Fine Chemicals Company, Ltd.	82	3,676
Samuel Manu-Tech, Inc.	100	937
Sanyo Chemical Industries, Ltd.	1,000	4,853
Sanyo Special Steel Company, Ltd.	1,000	5,216
Sappi, Ltd., SADR	1,600	16,000
Schnitzer Steel Industries, Inc.	100	3,924
Seah Besteel Corp.	440	9,833
Semafo, Inc. *	1,800	1,928
Sensient Technologies Corp.	300	8,439
SGL Carbon AG *	159	6,181
Sherwin-Williams Company	200	11,432
Shin-Etsu Chemical Company, Ltd.	500	23,775
Shore Gold, Inc. *	1,200	1,240
Shougang Concord International Enterprises
Company, Ltd.	12,000	1,730
Showa Denko K.K.	4,000	8,434
Sigma-Aldrich Corp.	200	10,484
Silver Standard Resources, Inc. *	200	3,214
Silver Wheaton Corp. *	900	7,298
Silvercorp Metals, Inc.	500	1,466
Sino Gold, Ltd. *	926	2,964
Sinofert Holdings, Ltd.	8,000	4,033
Sino-Forest Corp. *	1,100	13,860
Sinopec Shanghai Petrochemical Company,
Ltd., SADR	300	6,666
SK Chemicals Company, Ltd.	64	1,783
Sociedad Quimica y Minera de
Chile SA, ADR, B Shares	300	7,563
Solvay SA	167	20,499
Southern Copper Corp.	900	17,172
SSAB Svenskt Stal AB, Series A	700	11,131
SSAB Svenskt Stal AB, Series B	200	2,763
Steel Dynamics, Inc.	300	5,127
Stepan Company	100	5,457
Stillwater Mining Company *	400	2,324
Stora Enso Oyj, Series R	2,684	26,226
Straits Resources, Ltd.	839	1,636
Sumitomo Bakelite Company, Ltd.	3,000	12,830
Sumitomo Chemical Company, Ltd.	2,000	8,835
Sumitomo Forestry Company, Ltd.	700	4,085
Sumitomo Metal Industries, Ltd.	6,000	18,601
Sumitomo Metal Mining Company, Ltd.	2,000	20,043
Svenska Cellulosa AB, ADR	2,040	21,610
Symrise AG	391	6,638
Symyx Technologies, Inc. *	200	1,982

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Basic Materials (continued)
Syngenta AG	1,000	$42,320
Taekwang Industrial Company, Ltd.	5	3,985
Taiwan Fertilizer Company, Ltd.	2,000	3,736
Taiyo Nippon Sanso Corp.	1,000	7,922
Takasago International Corp.	1,000	4,820
Taseko Mines, Ltd. *	900	1,784
Tata Steel, Ltd.	654	6,035
Teck Cominco, Ltd.	1,300	36,914
Temple-Inland, Inc.	700	10,682
Terra Industries, Inc.	400	11,760
The Mosaic Company	700	47,614
Thompson Creek Metals Company, Inc. *	400	3,706
Thyssen Krupp AG	865	25,971
Timah Tbk PT	15,000	2,612
Timminco, Ltd. *	300	4,116
Toagosei Company, Ltd.	1,000	2,549
Tokai Carbon Company, Ltd.	1,000	7,335
Tokuyama Corp.	2,000	11,604
Tokyo Ohka Kogyo Company, Ltd.	300	4,755
Tokyo Steel Manufacturing Company, Ltd.	700	7,735
Ton Yi Industrial Corp.	10,000	3,843
Tosoh Corp.	2,000	5,902
Toyo Ink Manufacturing Company, Ltd.	1,000	2,953
Tubos Reunidos SA	599	2,243
Tung Ho Steel Enterprise Corp.	3,000	2,514
Ube Industries, Ltd.	3,000	8,089
Uex Corp. *	800	1,135
Ultrapar Participacoes SA, ADR	300	7,506
Ultrapar Participacoes SA	200	5,307
Umicore	220	6,794
Union Tool Company, Ltd.	100	2,358
United States Steel Corp.	200	15,522
Universal Stainless & Alloy Products, Inc. *	100	2,555
UPM-Kymmene Oyj	2,506	39,100
Uranium One, Inc. *	3,000	6,483
USI Corp.	23,000	8,653
Usinas Siderurgicas de Minas Gerais SA	500	10,077
Valhi, Inc.	400	7,200
Valspar Corp.	600	13,374
Vedanta Resources PLC	496	10,396
Voestalpine AG	415	12,968
Votorantim Celulose e Papel SA, SADR *	300	4,623
W. R. Grace & Company *	400	6,048
Wacker Chemie AG	47	6,710
Wausau-Mosinee Paper Corp.	400	4,052
West Fraser Timber Company, Ltd.	300	9,835
Westlake Chemical Corp.	400	8,412
Weyerhaeuser Company	800	48,464
Xstrata PLC	965	30,074
Yamana Gold, Inc.	2,700	22,199
Yamato Kogyo Company, Ltd.	300	10,483
Yara International ASA	310	11,033
Yodogawa Steel Works, Ltd.	1,000	4,481
Young Poong Corp.	8	2,860
Zaklady Azotowe Pulawy SA *	263	8,403
Zijin Mining Group, Ltd.	6,000	3,034

The accompanying notes are an integral part of the financial statements.
55

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Basic Materials (continued)
Zoltek Companies, Inc. *	200	$3,422

		4,341,170
Communications - 5.40%
Adaptec, Inc. *	900	2,952
ADTRAN, Inc.	300	5,847
Aegis Group PLC	2,850	4,776
Akamai Technologies, Inc. *	300	5,232
Alaska Communications Systems Group, Inc.	100	1,223
Alcatel-Lucent, SADR *	1,300	4,992
Alcatel-Lucent *	3,077	11,858
Amazon.com, Inc. *	600	43,656
Amdocs, Ltd. *	700	19,166
America Movil SA de CV, Series L, ADR	1,100	50,996
American Tower Corp., Class A *	500	17,985
Anixter International, Inc. *	200	11,902
APN News & Media, Ltd.	1,872	4,883
Ariba, Inc. *	400	5,652
Arris Group, Inc. *	700	5,411
Art Technology Group, Inc. *	500	1,760
Aruba Networks, Inc. *	400	2,052
ASATSU-DK, Inc.	200	5,697
Ascom Holding AG *	1,120	9,361
Astral Media, Inc.	300	9,001
AT&T, Inc.	12,000	335,040
Atheros Communications, Inc. *	200	4,716
Atlantic Tele-Network, Inc.	100	2,800
Austar United Communications, Ltd. *	4,628	4,220
Avocent Corp. *	300	6,138
B2W Companhia Global Do Varejo	300	7,243
Belgacom SA	213	8,025
Belo Corp., Class A	600	3,576
Bharti Telecom, Ltd. *	528	8,957
Black Box Corp.	100	3,453
Blue Nile, Inc. *	100	4,287
British Sky Broadcasting Group PLC, ADR	500	14,850
BT Group PLC (a)	1,600	46,416
Cable & Wireless PLC	7,364	21,868
Cablevision Systems Corp., Class A	500	12,580
Caltagirone Editore SpA	265	1,162
Carso Global Telecom SAB de CV *	1,800	9,217
CBS Corp., Class B	700	10,206
Centennial Communications Corp., Class A *	500	3,120
CenturyTel, Inc.	500	18,325
Cheil Communications, Inc.	18	3,379
China Mobile, Ltd., SADR	2,000	100,160
China Netcom Group Corp Hong Kong Ltd	200	9,096
China Telecom Corp., Ltd. ADR	200	8,180
China Unicom, Ltd., ADR	600	9,072
Chordiant Software, Inc. *	2,100	10,773
Chunghwa Telecom Company, Ltd., ADR *	600	14,202
Ciena Corp. *	500	5,040
Cincinnati Bell, Inc. *	1,200	3,708
CIR-Compagnie Industriali Riunite SpA	2,773	4,807
Cisco Systems, Inc. *	5,900	133,104
Cogeco Cable, Inc.	100	3,744
Cogent Communications Group, Inc. *	200	1,544

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
Comcast Corp., Class A	4,200	$82,446
Comcast Corp., Special Class A	1,700	33,524
CommScope, Inc. *	400	13,856
Comtech Telecommunications Corp. *	200	9,848
Consolidated Communications Holdings, Inc.	200	3,016
Corning, Inc.	1,600	25,024
Corus Entertainment, Inc., Class B	500	8,546
CPI International, Inc. *	700	10,136
Crown Castle International Corp. *	500	14,485
Cybersource Corp. *	400	6,444
Daily Mail and General Trust PLC	1,124	6,487
DealerTrack Holdings, Inc. *	200	3,368
Dentsu, Inc.	5	10,056
Deutsche Telekom AG	6,093	92,536
Digi.Com BHD	700	4,570
Digital River, Inc. *	200	6,480
DIRECTV Group, Inc. *	1,400	36,638
DISH Network Corp. *	400	8,400
D-Link Corp.	7,000	6,053
Earthlink, Inc. *	400	3,400
eBay, Inc. *	1,700	38,046
Elisa Oyj, Class A	934	18,327
Embarq Corp.	300	12,165
Ementor ASA *	100	431
Empresa Nacional de Telecomunicaciones SA	753	9,543
EMS Technologies, Inc. *	200	4,462
Equinix, Inc. *	200	13,892
eResearch Technology, Inc. *	200	2,382
Ericsson LM, Series B	3,000	28,490
Eutelsat Communications *	178	4,735
EW Scripps Co.	100	707
Exfo Electro Optical Engineering, Inc. *	500	1,649
F5 Networks, Inc. *	300	7,014
Fairpoint Communications, Inc.	300	2,601
Fisher Communications, Inc. *	100	3,940
Foundry Networks, Inc. *	800	14,568
Foxconn International Holdings, Ltd. *	8,000	3,578
France Telecom SA	2,000	56,020
France Telecom SA	778	21,823
Freenet AG *	594	5,387
Frontier Communications Corp.	1,000	11,500
Gannett Company, Inc.	500	8,455
General Communication, Inc., Class A *	300	2,778
Glacier Media, Inc. *	600	1,748
Global Village Telecom Holding SA *	500	7,565
GN Store Nord AS *	2,000	8,729
Google, Inc., Class A *	400	160,208
Groupe Aeroplan, Inc.	1,100	13,633
Grupo Iusacell SA de CV *	300	2,155
Grupo Televisa SA, SADR	1,400	30,618
GSI Commerce, Inc. *	100	1,548
Hakuhodo DY Holdings, Inc.	190	9,373
Harmonic, Inc. *	500	4,225
Harris Corp.	300	13,860
Harte-Hanks, Inc.	400	4,148
Hearst Argyle Television, Inc.	200	4,466

The accompanying notes are an integral part of the financial statements.
56

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
Hellenic Telecommunications Organization SA	332	$5,968
Hitachi Kokusai Electric, Inc.	1,000	6,069
Hughes Communications, Inc. *	100	3,670
Hutchison Telecommunications
International, Ltd. *	7,000	7,817
Hypercom Corp. *	400	1,592
IAC/InterActiveCorp *	300	5,190
iBasis, Inc. *	600	2,094
Idea Cellular, Ltd. *	2,091	3,485
Iliad SA	93	7,749
Indosat Tbk PT, ADR (a)	300	9,798
Informa PLC	2,154	12,148
Inmarsat PLC	1,907	16,672
InterDigital, Inc. *	200	4,810
Internet Capital Group, Inc. *	300	2,433
Interpublic Group of Companies, Inc. *	1,500	11,625
Interwoven, Inc. *	300	4,236
inVentiv Health, Inc. *	200	3,532
Iowa Telecommunications Services, Inc.	200	3,736
iPCS, Inc. *	100	2,227
Ipsos SA	285	8,393
ITV PLC	17,379	13,051
Ixia *	400	2,948
J2 Global Communications, Inc. *	200	4,670
JC Decaux SA	388	8,496
JDS Uniphase Corp. *	700	5,922
John Fairfax Holdings, Ltd.	7,178	15,380
John Wiley & Sons, Inc., Class A	300	12,135
Johnston Press PLC	3,508	2,014
Juniper Networks, Inc. *	900	18,963
KDDI Corp.	4	22,659
Kingston Communications PLC	13,206	4,999
Knology, Inc. *	200	1,614
Koninklijke (Royal) KPN NV	2,561	36,986
KT Corp., SADR	400	6,716
KT Freetel Company, Ltd. *	360	8,921
Kudelski SA	786	9,716
KVH Industries, Inc. *	1,100	10,109
Lagardere S.C.A.	615	27,722
Lamar Advertising Company, Class A *	300	9,267
Leap Wireless International, Inc. *	400	15,240
Level 3 Communications, Inc. *	2,500	6,750
LG Dacom Corp.	290	5,151
LG Telecom, Ltd.	1,120	9,346
Liberty Media Corp. - Capital, Series A *	700	9,366
Liberty Media Corp. - Entertainment, Series A *	600	14,982
Liberty Media Holding Corp.-Interactive A *	2,500	32,275
Lionbridge Technologies, Inc. *	600	1,464
Liquidity Services, Inc. *	200	2,170
Loral Space & Communications, Inc. *	100	1,477
Magyar Telekom Telecommunications PLC	600	13,968
Manitoba Telecom Services, Inc.	200	7,376
Marchex, Inc., Class B	200	2,058
Maspro Denkoh Corp.	1,300	10,314
Mastec, Inc. *	400	5,316
McAfee, Inc. *	300	10,188

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
McGraw-Hill Companies, Inc.	400	$12,644
Mediaset SpA	1,086	6,897
Meredith Corp.	300	8,412
Mobistar SA *	120	8,446
Modern Times Group AB, Series B	150	5,403
ModusLink Global Solutions, Inc. *	200	1,922
Monster Worldwide, Inc. *	500	7,455
MTN Group, Ltd.	2,716	38,324
Naspers, Ltd.	739	14,596
NCSoft Corp.	70	2,526
News Corp., Class A	1,900	22,781
News Corp	800	9,720
NIC, Inc. *	300	2,070
NICE Systems, Ltd., ADR *	300	8,172
NII Holdings, Inc. *	300	11,376
Nippon Denwa Shisetsu Company, Ltd.	4,000	9,880
Nippon Telegraph & Telephone Corp.	7	31,244
Nokia Oyj, SADR	3,600	67,140
Nortel Networks Corp. *	2,800	6,156
NTT Data Corp.	2	7,907
NTT DoCoMo, Inc.	19	30,413
Oki Electric Industry Company, Ltd. *	3,000	3,163
Omnicom Group, Inc.	400	15,424
OpNext, Inc. *	400	1,836
Overstock.com, Inc. *	100	1,981
PAETEC Holding Corp. *	400	860
PagesJaunes Groupe SA	521	7,270
Partner Communications Company, Ltd., ADR	200	3,684
PCCW, Ltd.	17,000	7,084
Pearson PLC, SADR	3,100	33,790
Philippine Long Distance Telephone
Company, SADR	200	11,268
Plantronics, Inc.	200	4,504
Polycom, Inc. *	500	11,565
Portugal Telecom, SGPS, SA	820	8,246
Powerwave Technologies, Inc. *	500	1,980
Premiere AG *	482	6,452
Premiere Global Services, Inc. *	200	2,812
Priceline.com, Inc. *	100	6,843
Promotora de Informaciones SA	515	3,478
PT Multimedia.com, SGPS, SA	747	5,524
PT Telekomunikiasi Indonesia, ADR	300	8,934
Publicis Groupe SA	605	19,056
PubliGroupe SA	25	3,712
Publishing & Broadcasting, Ltd.	1,657	3,309
Q9 Networks, Inc. *	200	3,091
QUALCOMM, Inc.	1,700	73,049
RCN Corp. *	200	2,452
RealNetworks, Inc. *	600	3,048
Reed Elsevier NV	1,323	19,627
Reed Elsevier PLC	500	20,070
Reliance Communications, Ltd.	814	5,873
RF Micro Devices, Inc. *	1,100	3,212
RightNow Technologies, Inc. *	200	2,514
Rogers Communications, Inc., Class B	700	22,705
SanomaWSOY Oyj	373	7,054

The accompanying notes are an integral part of the financial statements.
57

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
Sapient Corp. *	300	$2,229
SAVVIS, Inc. *	200	2,688
SBA Communications Corp. *	300	7,761
SBI Holdings, Inc.	94	14,072
Schibsted ASA	400	7,434
Scripps Networks Interactive, Inc., Class A	300	10,893
Seven Network, Ltd. *	870	4,469
Shaw Communications, Inc.	300	6,072
Shenandoah Telecommunications Company	200	4,414
Sierra Wireless, Inc. *	200	1,951
Sinclair Broadcast Group, Inc., Class A	300	1,512
Singapore Press Holdings, Ltd.	6,000	16,740
Singapore Telecommunications, Ltd.	11,000	25,143
Sirius XM Radio, Inc. *	4,200	2,394
SK Telecom Company, Ltd., ADR	500	9,410
Societe Television Francaise 1	412	7,299
Sonus Networks, Inc. *	1,600	4,608
Spirent Communications PLC	3,276	3,991
Sprint Nextel Corp.	5,700	34,770
SR Teleperformance SA	251	7,001
SupportSoft, Inc. *	600	1,800
Swisscom AG	61	18,179
Sycamore Networks, Inc. *	1,200	3,876
Symantec Corp. *	1,700	33,286
Syniverse Holdings, Inc. *	400	6,644
Tamedia AG	21	2,092
Tandberg ASA	534	7,276
Tekelec, Inc. *	400	5,596
Tele Norte Leste Participacoes SA, ADR	500	8,730
Tele Norte Leste Participacoes SA	300	6,148
Tele2 AB, Series B	1,200	13,695
Telecom Corp. of New Zealand, Ltd.	3,478	6,434
Telecom Italia SpA	12,146	18,077
Telecomunicacoes de Sao Paulo SA	1,000	23,200
Telecomunicacoes de Sao Paulo SA	600	12,234
Telefonaktiebolaget LM Ericsson, SADR	1,000	9,430
Telefonica Czech Republic AS	304	7,155
Telefonica SA, SADR	2,300	164,427
Telefonos de Mexico SA de CV, Class L, ADR	400	10,300
Telegraaf Media Groep NV	304	8,307
Telekom Austria AG	671	11,806
Telekomunikacja Polska SA	1,058	10,092
Telenet Group Holding NV *	120	2,482
Telenor ASA	500	6,226
Telephone & Data Systems, Inc. - Special
Shares	400	14,360
Telephone & Data Systems, Inc.	200	7,150
Television Broadcasting Company, Ltd.	3,000	12,739
Teliasonera AB	4,000	22,732
Telkom SA, Ltd., SADR	300	15,300
Telmex Internacional SAB de CV, ADR *	300	3,900
Telstra Corp., Ltd.	5,341	17,919
Telular Corp. *	700	1,687
Ten Network Holdings, Ltd.	3,755	4,869
Tencent Holdings, Ltd.	1,600	11,695
Terremark Worldwide, Inc. *	300	2,061

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
The New York Times Company, Class A	700	$10,003
Thomson Corp.	500	13,592
Thomson Reuters PLC *	337	7,530
TIBCO Software, Inc. *	700	5,124
Time Warner, Inc.	6,800	89,148
Tiscali SpA *	1,290	2,182
Torstar Corp., Class B	400	4,322
Trend Micro, Inc.	500	18,951
Trinity Mirror PLC	1,806	2,745
Turkcell Iletisim Hizmetleri AS, ADR	300	4,497
TV Azteca SA de CV	5,600	3,518
TVN SA	1,226	9,222
TW Telecom, Inc. *	500	5,195
U.S. Cellular Corp. *	300	14,076
United Business Media, Ltd.	1,152	10,148
United Internet AG	441	4,742
United Online, Inc.	400	3,764
UTStarcom, Inc. *	1,100	3,707
VeriSign, Inc. *	300	7,824
Verizon Communications, Inc.	5,800	186,122
Viacom, Inc., Class B *	500	12,420
Viacom, Inc. *	100	2,486
Viasat, Inc. *	100	2,358
Vivendi SA	1,651	51,760
Vivo Participacoes SA, ADR *	1,600	6,624
Vivo Participacoes SA *	1,500	6,700
Vocus, Inc. *	100	3,396
Vodafone Group PLC	11,500	254,150
Walt Disney Company	3,600	110,484
WebMD Health Corp. *	100	2,974
Websense, Inc. *	200	4,470
West Australian Newspapers Holdings, Ltd.	648	4,735
Wi-LAN, Inc. *	1,000	1,372
Windstream Corp.	900	9,846
Wolters Kluwer NV	944	19,133
Woongjin Holdings Company, Ltd.	190	2,245
WPP Group PLC, SADR	400	16,280
Yahoo Japan Corp.	21	6,875
Yell Group PLC	5,278	7,304
Zee Entertainment Enterprises, Ltd.	1,516	6,593

		4,744,791
Consumer, Cyclical - 7.29%
99 Cents Only Stores *	500	5,485
Abercrombie & Fitch Company, Class A	500	19,725
Accor SA	335	17,891
Adidas-Salomon AG	365	19,498
Advance Auto Parts, Inc.	300	11,898
Advanced Digital Broadcast Holdings SA *	297	9,712
AEON Company, Ltd.	2,700	27,585
AFG Arbonia-Forster Holding AG	54	9,483
Air China, Ltd., Class H	22,000	9,942
Air France-KLM	781	17,881
Aisin Seiki Company	400	9,796
Alesco Corp., Ltd.	616	2,950
Alimentation Couche Tard, Inc., ADR	700	9,175
Amer Sports Oyj, A Shares	500	6,063

The accompanying notes are an integral part of the financial statements.
58

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
American Axle & Manufacturing Holdings, Inc.	300	$1,608
American Woodmark Corp.	100	2,245
Ameristar Casinos, Inc.	400	5,676
AMR Corp. *	2,900	28,478
AnnTaylor Stores Corp. *	300	6,192
Aoyama Trading Company, Ltd.	300	4,009
Arcandor AG *	843	2,765
Aristocrat Leisure, Ltd.	1,768	9,263
ArvinMeritor, Inc.	500	6,520
Asiana Airlines	2,380	8,939
ASICS Corp.	1,000	7,774
Astra International Tbk PT	6,000	10,703
ATC Technology Corp. *	100	2,374
Austrian Airlines AG *	1,361	8,906
Autobacs Seven Company, Ltd.	200	4,999
AutoNation, Inc. *	1,200	13,488
AutoZone, Inc. *	100	12,334
Bally Technologies, Inc. *	300	9,084
Barnes & Noble, Inc.	300	7,824
Bayerische Motoren Werke (BMW) AG	1,042	40,389
Beacon Roofing Supply, Inc. *	300	4,686
Bebe Stores, Inc.	500	4,885
Bechtle AG	338	7,038
Bed Bath & Beyond, Inc. *	300	9,423
Belle International Holdings, Ltd., GDR	6,000	4,311
Bellway PLC	777	7,572
Benetton Group SpA	867	8,088
Berjaya Sports Toto BHD	3,400	4,447
Berkeley Group Holdings PLC *	572	7,816
Best Buy Company, Inc.	600	22,500
Best Denki Company, Ltd.	500	1,893
Big 5 Sporting Goods Corp.	1,000	10,320
Big Lots, Inc. *	400	11,132
Billabong International, Ltd.	902	10,072
BJ's Restaurants, Inc. *	200	2,388
BJ's Wholesale Club, Inc. *	300	11,658
Blockbuster, Inc., Class A * (a)	700	1,435
BlueLinx Holdings, Inc.	300	1,587
BorgWarner, Inc.	400	13,108
Bovis Homes Group PLC	816	5,561
Boyd Gaming Corp.	600	5,616
Bridgestone Corp.	1,300	24,611
Brinker International, Inc.	600	10,734
British Airways PLC	2,386	7,279
Brookfield Homes Corp. (a)	200	2,872
Brunswick Corp.	600	7,674
BSH Ev Aletleri Sanayi ve Ticaret AS	470	8,266
BSS Group PLC	706	2,927
Buffalo Wild Wings, Inc. *	100	4,024
Burberry Group PLC	1,155	8,167
Cabela's, Inc. *	400	4,832
Cafe de Coral Holdings, Ltd.	2,000	3,487
Callaway Golf Company	400	5,628
Canadian Tire Corp., Ltd.	400	18,417
Canon Marketing Japan, Inc.	700	10,722
CarMax, Inc. *	700	9,800

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Carnival Corp.	1,200	$42,420
Carnival PLC, ADR	600	18,600
Carphone Warehouse	2,404	7,425
Carter's, Inc. *	300	5,919
Casey's General Stores, Inc.	300	9,051
Cash America International, Inc.	100	3,604
Cathay Pacific Airways, Ltd.	5,000	8,528
Cavco Industries, Inc. *	100	3,615
CBRL Group, Inc.	100	2,630
CEC Entertainment, Inc. *	100	3,320
Centex Corp.	500	8,100
Central European Distribution Corp. *	300	13,623
Charles Voegele Holding AG *	176	8,247
Charlotte Russe Holding, Inc. *	200	2,050
Charming Shoppes, Inc. *	200	978
Chico's FAS, Inc. *	1,100	6,017
Children's Place Retail Stores, Inc. *	200	6,670
China Airlines, Ltd. *	12,000	2,604
China Travel International Investment
Hong Kong, Ltd.	22,000	4,999
Chipotle Mexican Grill, Inc. *	100	4,675
Chiyoda Company, Ltd.	200	2,730
Choice Hotels International, Inc.	400	10,840
Churchill Downs, Inc.	100	4,898
Cinemark Holdings, Inc.	600	8,160
Cintas Corp.	500	14,355
Circle K Sunkus Company, Ltd.	300	4,973
Citi Trends, Inc. *	100	1,629
Citizen Watch Company, Ltd.	1,300	9,010
CKE Restaurants, Inc.	200	2,120
Coach, Inc. *	800	20,032
Coldwater Creek, Inc. *	300	1,737
Collective Brands, Inc. *	400	7,324
Columbia Sportswear Company	200	8,392
Compagnie Financiere
Richemont AG, Series A	1,577	69,677
Compagnie Generale des Etablissements
Michelin, Class B	526	34,070
Compagnie Plastic Omnium SA	375	8,255
Conn's, Inc. *	100	1,871
Consorcio ARA SA de CV	6,000	3,347
Continental AG *	373	37,078
Continental Airlines, Inc., Class B *	700	11,676
Controladora Comercial Mexicana SA de CV	2,600	6,003
Cooper Tire & Rubber Company	400	3,440
Copart, Inc. *	200	7,600
Core-Mark Holding Company, Inc. *	100	2,499
Corp. GEO SA de CV, Series B *	2,200	5,021
Costco Wholesale Corp.	800	51,944
Crocs, Inc. * (a)	400	1,432
Crown, Ltd.	1,147	7,966
CVS Caremark Corp.	2,900	97,614
D.R. Horton, Inc.	700	9,114
Daewoo International Corp.	280	7,364
Daewoo Motor Sales Corp.	120	2,204
Daihatsu Motor Company, Ltd.	1,000	10,940
Daimler AG	1,600	80,800

The accompanying notes are an integral part of the financial statements.
59

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Daiwa House Industry Company, Ltd.	2,000	$19,121
Darden Restaurants, Inc.	200	5,726
David Jones, Ltd.	2,573	9,034
Debenhams PLC	4,064	3,580
Debica SA	320	9,206
Delta Air Lines, Inc. *	2,000	14,900
Denso Corp.	900	22,075
Denway Motors, Ltd.	20,000	6,335
Desarrolladora Homex SA de CV *	1,000	7,426
Deutsche Lufthansa AG	918	17,945
Dick's Sporting Goods, Inc. *	500	9,790
Dillard's, Inc., Class A (a)	500	5,900
Diploma PLC	3,358	9,166
Dixons Group PLC	11,976	10,425
Dollar Tree, Inc. *	400	14,544
Domino's Pizza, Inc. *	300	3,642
Don Quijote Company, Ltd.	200	3,577
Dongfeng Motor Group Company, Ltd.	24,000	8,833
Dorel Industries, Inc., Class B	200	6,108
Douglas Holding AG	178	8,106
DreamWorks Animation SKG, Inc., Class A *	300	9,435
DTS, Inc. *	100	2,783
Dufry Group	34	1,571
easyJet PLC *	1,354	7,765
EDION Corp.	500	3,374
Electrolux AB, Series B	1,600	18,718
Enterprise Inns PLC	1,488	4,805
Esprit Holdings, Ltd.	1,900	11,777
Etam Developpement SA	137	2,969
Ethan Allen Interiors, Inc.	200	5,604
EVA Airways Corp. *	11,000	2,796
Exedy Corp.	200	3,772
Exide Technologies *	400	2,952
Family Dollar Stores, Inc.	400	9,480
FamilyMart Company, Ltd.	300	12,694
Far Eastern Textile, Ltd.	7,140	5,055
Fast Retailing Company, Ltd.	100	10,197
Fastenal Company	200	9,878
Faurecia SA *	294	8,501
Fiat SpA	1,792	24,081
Fielmann AG	67	4,698
Finish Line, Inc.	300	2,997
First Cash Financial Services, Inc. *	200	3,000
Foot Locker, Inc.	900	14,544
Formosa Taffeta Company, Ltd.	6,000	3,868
Forzani Group, Ltd., Class A	200	1,973
Fred's, Inc., Class A	200	2,844
Fuel Systems Solutions, Inc. *	100	3,445
Fuji Heavy Industries, Ltd.	3,000	15,196
Furniture Brands International, Inc.	300	3,156
Futaba Industrial Company, Ltd.	400	4,975
Galaxy Entertainment Group, Ltd. *	8,000	1,585
Game Group PLC	1,136	4,182
GameStop Corp., Class A *	300	10,263
Gaylord Entertainment Company * (a)	300	8,811
General Motors Corp.	600	5,670

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Genesco, Inc. *	100	$3,348
Genting BHD	5,700	8,800
Genuine Parts Company	300	12,063
Georg Fischer AG *	30	10,789
Gigas K's Denki Corp.	200	3,668
Gildan Activewear, Inc. *	400	8,889
Giordano International, Ltd.	8,000	2,794
GKN PLC	4,060	14,420
Goodyear Tire & Rubber Company *	600	9,186
Grafton Group PLC *	1,533	7,050
Great Canadian Gaming Corp. *	400	2,387
Group 1 Automotive, Inc.	200	4,346
Grupo Elektra SA de CV	260	9,034
GS Yuasa Corp.	2,000	7,115
Guess?, Inc.	300	10,437
Gunze, Ltd.	1,000	3,936
Gymboree Corp. *	100	3,550
Haldex AB	600	6,100
Halfords Group PLC	1,180	5,485
Hanesbrands, Inc. *	400	8,700
Hankook Tire Company, Ltd.	670	9,401
Hankyu Department Stores	1,000	6,090
Hanwa Company, Ltd.	1,000	3,482
Hanwha Corp.	250	9,539
Harley-Davidson, Inc.	700	26,110
Harman International Industries, Inc.	300	10,221
Harvey Norman Holding, Ltd.	2,828	7,123
Hasbro, Inc.	300	10,416
Haseko Corp.	7,000	5,027
Headlam Group PLC	474	1,854
Hennes & Mauritz AB, B shares	850	34,804
Herman Miller, Inc.	200	4,894
Hermes International SA	80	13,016
Hero Honda Motors, Ltd.	292	5,487
Hibbett Sports, Inc. *	100	2,002
Hino Motors, Ltd.	2,000	8,086
Hitachi High-Technologies Corp.	700	13,881
HMV Group PLC	2,045	4,683
HNI Corp.	200	5,068
Home Depot, Inc.	2,100	54,369
Home Retail Group	4,281	18,041
Honda Motor Company, Ltd.	2,200	66,732
Hot Topic, Inc. *	300	1,983
Hotai Motor Company, Ltd.	1,000	2,147
Hotel Properties, Ltd.	2,000	1,896
Hovnanian Enterprises, Inc., Class A *	300	2,397
HSN, Inc. *	120	1,321
Hyosung Corp.	135	7,150
Hyundai Department Store Company, Ltd.	86	6,687
Hyundai Development Company	386	14,418
Hyundai H & S Company, Ltd.	152	9,456
Hyundai Mobis	242	18,745
Hyundai Motor Company, Ltd.	333	20,839
Iconix Brand Group, Inc. *	400	5,232
IG Group Holdings PLC	910	5,172
Inaba Seisakusho Company, Ltd.	1,100	10,336

The accompanying notes are an integral part of the financial statements.
60

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Inchcape PLC	2,797	$9,448
Industria de Diseno Textil SA	385	16,291
Ingram Micro, Inc., Class A *	1,000	16,070
Intercontinental Hotels Group PLC	600	7,422
Interface, Inc., Class A	300	3,411
International Game Technology	600	10,308
International Speedway Corp., Class A	300	11,673
Interval Leisure Group, Inc. *	120	1,248
Isetan Mitsukoshi Holdings, Ltd. *	900	10,560
Isuzu Motors, Ltd.	2,000	5,558
Itochu Corp.	3,000	18,072
Izumiya Company, Ltd.	1,000	5,461
J.C. Penney Company, Inc.	1,100	36,674
J.D. Wetherspoon PLC	642	2,699
Jack in the Box, Inc. *	300	6,330
Jakks Pacific, Inc. *	200	4,982
Japan Pulp & Paper Company, Ltd.	1,000	3,294
Japan Wool Textile Company, Ltd.	1,000	7,834
Jardine Cycle and Carriage, Ltd.	1,000	11,000
JB Hi-Fi, Ltd.	506	5,004
Jean Coutu Group, Inc.	900	6,258
Jelmoli Holding AG *	4	8,866
JetBlue Airways Corp. *	1,600	7,920
Jo-Ann Stores, Inc. *	200	4,196
Johnson Controls, Inc.	1,000	30,330
Jones Apparel Group, Inc.	600	11,106
Jos. A. Bank Clothiers, Inc. * (a)	100	3,360
Juki Corp.	1,000	1,714
Kanematsu Electronics, Ltd.	1,200	8,837
Kangwon Land, Inc.	460	5,618
Keihin Corp.	300	3,533
Kesa Electricals PLC	3,019	6,027
Kia Motors Corp. *	750	9,381
Kier Group PLC	213	2,994
Kimball International, Inc., Class B	200	2,160
Kingfisher PLC	9,433	22,488
Kohl's Corp. *	400	18,432
Koito Manufacturing Company, Ltd. *	1,000	9,358
Kokuyo Company, Ltd.	500	3,927
Komatsu Seiren Company, Ltd.	3,000	11,451
Korean Air Lines Company, Ltd.	193	6,143
Koyo Seiko Company, Ltd.	800	9,128
K-Swiss, Inc., Class A	200	3,480
Kuoni Reisen Holding AG, Series B	39	15,066
Kuraray Company, Ltd.	1,000	9,940
Ladbrokes PLC	3,463	11,694
Las Vegas Sands Corp. *	600	21,666
Lawson, Inc.	100	4,612
La-Z-Boy, Inc.	300	2,796
Lear Corp. *	400	4,200
Lennar Corp., Class A	600	9,114
Leon's Furniture, Ltd.	100	1,102
Li & Fung, Ltd.	4,000	9,788
Li Ning Company, Ltd.	2,500	4,386
Life Time Fitness, Inc. *	200	6,254
Limited Brands, Inc.	800	13,856

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Linamar Corp.	400	$3,759
Liz Claiborne, Inc.	700	11,501
LKQ Corp. *	700	11,879
Lojas Americanas SA	1,300	6,627
Lojas Renner SA	100	1,235
Longs Drug Stores Corp.	200	15,128
Lotte Midopa Company, Ltd. *	1,240	9,992
Lotte Shopping Company, Ltd.	64	14,560
Lottomatica SpA	314	8,222
Lowe's Companies, Inc.	2,600	61,594
M.D.C. Holdings, Inc.	300	10,977
Macrovision Solutions Corp. *	400	6,152
Macy's, Inc.	1,000	17,980
Magna International, Inc.	400	20,552
Mahindra & Mahindra, Ltd.	752	8,281
Marcus Corp.	100	1,608
Marks & Spencer Group PLC	2,855	10,428
Marriott International, Inc., Class A	600	15,654
Marubeni Corp.	2,000	9,066
Maruei Department Store Company, Ltd. *	4,000	11,442
Marui Company, Ltd.	1,000	7,468
Maruti Udyog, Ltd.	587	8,823
Marvel Entertainment, Inc. *	300	10,242
Massmart Holdings, Ltd.	1,182	10,821
Matsushita Electric Industrial Company, Ltd.	3,000	51,719
Matsuya Foods Company, Ltd.	800	9,443
Mattel, Inc.	600	10,824
Mazda Motor Corp.	3,000	12,218
McDonald's Corp.	1,700	104,890
Meritage Homes Corp. *	200	4,940
Metro Holdings, Ltd.	10,000	3,493
MGM Mirage, Inc. *	300	8,550
Millennium & Copthorne Hotels PLC	1,003	4,404
Mitsubishi Corp.	1,800	37,548
Mitsubishi Logistics Corp.	1,000	12,671
Mitsubishi Motors Corp. *	7,000	11,796
Mitsubishi Rayon Company, Ltd.	4,000	9,906
Mitsui & Company, Ltd.	100	24,525
Mitsui-Soko Company, Ltd.	1,000	4,547
Mizuno Corp.	1,000	4,736
Mobile Mini, Inc. *	200	3,866
Modine Manufacturing Company	200	2,896
Mohawk Industries, Inc. *	300	20,217
Mothercare PLC	561	3,467
Movado Group, Inc.	100	2,235
MSC Industrial Direct Company, Inc., Class A	100	4,607
MWI Veterinary Supply, Inc. *	100	3,929
N. Brown Group PLC	922	3,662
Nagase & Company, Ltd.	1,000	9,307
Namco Bandai Holdings, Inc.	800	8,795
National Presto Industries, Inc.	100	7,450
New York & Company, Inc. *	200	1,908
Newell Rubbermaid, Inc.	600	10,356
Next Group PLC	944	17,406
NGK Spark Plug Company, Ltd.	1,000	9,735
NH Hoteles SA	348	4,116

The accompanying notes are an integral part of the financial statements.
61

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
NHK Spring Company, Ltd.	2,000	$11,092
Nifco, Inc.	200	3,514
NIKE, Inc., Class B	700	46,830
Nintendo Company, Ltd.	100	42,417
Nissan Motor Company, Ltd.	4,800	32,457
Nisshinbo Industries, Inc.	1,000	9,752
Nitori Company, Ltd.	100	5,941
Nitto Boseki Company, Ltd.	2,000	4,307
NOK Corp.	600	6,726
Nokian Renkaat Oyj	422	10,155
Nordstrom, Inc.	300	8,646
Noritake Company, Ltd.	1,000	3,272
Nu Skin Enterprises, Inc., Class A	200	3,244
NVR, Inc. *	100	57,200
Onward Kashiyama Company, Ltd.	1,000	10,458
OPAP SA	544	16,698
O'Reilly Automotive, Inc. *	400	10,708
Organizacion Soriana SA de CV *	6,000	18,050
Oriental Land Company, Ltd.	100	6,779
Oshkosh Corp.	900	11,844
Owens & Minor, Inc.	200	9,700
Oxford Industries, Inc.	100	2,583
P.F. Chang's China Bistro, Inc. *	100	2,354
PACCAR, Inc.	500	19,095
Pacific Sunwear of California, Inc. *	400	2,692
Paddy Power PLC - London Exchange	155	2,741
Panera Bread Company, Class A *	200	10,180
Papa John's International, Inc. *	100	2,716
Parkson Retail Group, Ltd.	7,500	8,319
Penske Auto Group, Inc.	500	5,735
Perry Ellis International, Inc. *	200	2,982
PetSmart, Inc.	500	12,355
Phillips-Van Heusen Corp.	300	11,373
Pinnacle Entertainment, Inc. *	400	3,024
Pioneer Electronic Corp.	1,000	6,596
Pirelli & Company SpA	12,045	7,107
Plascar Participacoes Industriais SA *	700	1,232
Polaris Industries, Inc.	100	4,549
Polo Ralph Lauren Corp., Class A	200	13,328
Pool Corp.	100	2,333
Pou Chen Corp.	12,099	7,482
PPR SA	269	24,070
Praktiker Bau- und Heimwerkermaerkte AG	439	4,069
President Chain Store Corp.	4,000	11,792
Press Kogyo Company, Ltd.	1,000	2,766
PriceSmart, Inc.	100	1,674
PSA Peugeot Citroen SA	525	19,759
Pulte Homes, Inc.	900	12,573
Puma AG	28	7,621
Punch Taverns PLC	842	2,059
Qantas Airways, Ltd.	2,988	7,618
Quiksilver, Inc. *	800	4,592
RadioShack Corp.	400	6,912
Rallye SA	103	3,020
RC2 Corp. *	100	2,000
Red Robin Gourmet Burgers, Inc. *	100	2,680

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Redrow PLC	1,082	$3,158
Regal Entertainment Group, Class A	700	11,046
Regis Corp.	300	8,250
Reitman's Canada, Ltd., Class A	300	4,228
Renault Regie Nationale SA	543	34,605
Resorts World BHD	11,400	8,492
Riken Corp.	1,000	3,107
RONA, Inc. *	800	9,253
Ross Stores, Inc.	300	11,043
Royal Caribbean Cruises, Ltd.	1,300	26,975
Rubis SA	129	9,144
Rush Enterprises, Inc., Class A *	200	2,560
Ryland Group, Inc.	300	7,956
Ryohin Keikaku Company, Ltd.	100	4,922
Sally Beauty Holdings, Inc. *	900	7,740
Samsung Corp.	455	20,165
Sanden Corp.	1,000	3,381
SANKYO Company, Ltd.	200	10,152
Sanyo Shokai, Ltd.	1,000	5,211
Scania AB, Series B	425	5,234
ScanSource, Inc. *	200	5,758
Scientific Games Corp., Class A *	400	9,208
Sears Holdings Corp. * (a)	400	37,400
SEB SA	155	6,889
Sega Sammy Holdings, Inc.	400	3,618
Seiko Corp.	1,000	3,294
Sekisui Chemical Company, Ltd.	2,000	11,889
Sekisui House, Ltd.	2,000	18,362
Seven & I Holdings Company, Ltd.	900	25,857
Shangri-La Asia, Ltd.	8,000	11,461
Shimachu Company, Ltd.	200	4,507
Shimamura Company, Ltd.	200	13,412
Shimano, Inc. *	300	10,328
Shinsegae Company, Ltd.	36	16,991
Shochiku Company, Ltd.	1,000	5,421
Shoppers Drug Mart Corp.	300	14,475
Signet Jewelers, Ltd. *	576	13,472
Singapore Airlines, Ltd.	2,000	20,092
SK Networks Company, Ltd. *	610	6,168
Skechers U.S.A., Inc., Class A *	200	3,366
Sky City Entertainment Group, Ltd.	2,030	5,041
Skyline Corp.	100	2,643
Sodexho Alliance	152	8,970
Sojitz Holdings Corp.	2,600	6,026
Sol Melia SA	373	3,260
Sonic Corp. *	300	4,371
Sony Corp.	2,300	71,001
Southwest Airlines Company	1,600	23,216
Speedway Motorsports, Inc.	300	5,844
Sport Supply Group, Inc.	900	9,900
Stamford Land Corp., Ltd. *	31,000	8,174
Staples, Inc.	1,000	22,500
Starbucks Corp. *	900	13,383
Starwood Hotels & Resorts Worldwide, Inc.	300	8,442
Steelcase, Inc. Class A	500	5,375
Steinhoff International Holdings, Ltd. *	8,720	16,753

The accompanying notes are an integral part of the financial statements.
62

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Steinway Musical Instruments, Inc. *	100	$2,832
Steven Madden, Ltd. *	100	2,478
Stockmann Oyj Abp, Series B	128	3,020
Sumitomo Corp.	1,800	16,783
Sumitomo Rubber Industries, Inc.	1,400	12,473
Sumitomo Warehouse Company, Ltd.	1,000	4,036
Superior Industries International, Inc.	200	3,832
Suzuki Motor Corp.	400	7,412
Swatch Group AG, BR shares	119	21,966
Swatch Group AG	105	3,518
Systemax, Inc. *	200	2,812
TABCORP Holdings, Ltd.	2,473	16,247
Takashimaya Company, Ltd.	1,000	8,713
Talbots, Inc.	200	2,620
Target Corp.	1,200	58,860
Tata Motors, Ltd., SADR	800	6,128
Tattersall's, Ltd.	4,068	7,844
Taylor Woodrow PLC	3,324	2,154
Tech Data Corp. *	300	8,955
Teco Electric & Machinery Company, Ltd.	26,000	9,123
Teijin, Ltd.	3,000	9,015
Tenneco, Inc. *	300	3,189
Texas Roadhouse, Inc., Class A *	400	3,596
The Buckle, Inc.	100	5,554
The Cheesecake Factory, Inc. *	400	5,848
The Dress Barn, Inc. *	200	3,058
The Gap, Inc.	600	10,668
The Men's Wearhouse, Inc.	300	6,372
The TJX Companies, Inc.	500	15,260
The Toro Company	100	4,130
The Wet Seal, Inc., Class A *	400	1,452
The Yokohama Rubber Company, Ltd. *	2,000	10,866
Thomas Cook Group PLC	2,148	8,523
Thor Industries, Inc.	400	9,928
Tiffany & Company	300	10,656
Tim Hortons, Inc.	300	8,747
Timberland Company, Class A *	300	5,211
Titan International, Inc.	125	2,665
TiVo, Inc. *	300	2,196
Toho Company, Ltd.	500	10,464
Tokai Rika Company, Ltd.	400	5,081
Tokyo Dome Corp. *	1,000	5,232
Tokyo Style Company, Ltd.	1,000	8,451
Toll Brothers, Inc. *	700	17,661
Tomen Electronics Corp.	900	9,801
Toray Industries, Inc.	5,000	23,474
Toto, Ltd.	2,000	14,790
Toyobo Company, Ltd.	3,000	5,066
Toyoda Gosei Company, Ltd.	400	6,796
Toyota Motor Corp.	2,500	214,500
Toyota Tsusho Corp.	500	6,551
Tractor Supply Company *	200	8,410
True Religion Apparel, Inc. *	100	2,585
Truworths International, Ltd.	1,878	6,687
TRW Automotive Holdings Corp. *	600	9,546
TUI AG	1,012	16,717

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
UAL Corp. *	800	$7,032
UMW Holdings BHD	2,700	4,572
Unifi, Inc. *	500	2,420
Unifirst Corp.	100	4,309
Unimat Life Corp.	1,100	8,007
United Stationers, Inc. *	100	4,783
Universal Electronics, Inc. *	100	2,498
UNY Company, Ltd.	1,000	10,176
Urban Outfitters, Inc. *	300	9,561
US Airways Group, Inc. *	1,300	7,839
USS Company, Ltd.	140	9,004
Vail Resorts, Inc. *	200	6,990
Valeo SA	251	7,596
Valora Holding AG	66	12,452
VF Corp.	400	30,924
Virgin Blue Holdings, Ltd.	7,677	1,982
Volcom, Inc. *	700	12,096
Volkswagen AG	231	90,517
W.W. Grainger, Inc.	200	17,394
Wabash National Corp.	200	1,890
WABCO Holdings, Inc.	300	10,662
Wacoal Corp.	1,000	11,191
Walgreen Company	1,300	40,248
Wal-Mart de Mexico SA de CV, Series V	3,700	12,958
Wal-Mart Stores, Inc.	4,900	293,461
Warnaco Group, Inc. *	200	9,058
Warner Music Group Corp.	500	3,800
Watsco, Inc.	200	10,056
Wesco International, Inc. *	300	9,654
WH Smith PLC	730	4,971
Whirlpool Corp.	400	31,716
Whitbread PLC	927	17,533
William Hill PLC	1,145	4,828
Williams-Sonoma, Inc.	400	6,472
Wincanton PLC	620	2,081
WMS Industries, Inc. *	200	6,114
Wolverine World Wide, Inc.	100	2,646
Woolworths Holdings, Ltd.	6,690	9,561
Wyndham Worldwide Corp.	800	12,568
Wynn Resorts, Ltd. *	200	16,328
Yamada Denki Company, Ltd.	120	9,096
Yamaha Corp.	600	10,231
Yamaha Motor Company, Ltd.	700	9,561
Yasuda Warehouse Company, Ltd.	1,300	10,294
Yue Yuen Industrial Holdings, Ltd.	4,000	10,927
Yulon Motor Company, Ltd.	11,000	6,065
Yum! Brands, Inc.	900	29,349
Zale Corp. *	300	7,500

		6,405,331
Consumer, Non-cyclical - 11.62%
Aaron Rents, Inc., Class B	200	5,414
ABB Grain, Ltd.	917	5,817
Abbott Laboratories	2,200	126,676
Abertis Infraestructuras SA	690	13,581
Abiomed, Inc. *	200	3,550
ABM Industries, Inc.	100	2,184

The accompanying notes are an integral part of the financial statements.
63

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Accuray, Inc. *	300	$2,421
Acorda Therapeutics, Inc. *	100	2,385
Actelion, Ltd. *	194	9,997
Adcock Ingram Holdings, Ltd. *	524	2,132
Adecco SA	640	27,803
Aderans Company, Ltd.	200	3,179
Administaff, Inc.	100	2,722
Advanced Medical Optics, Inc. *	400	7,112
Aggreko PLC	803	7,898
Air Methods Corp. *	100	2,831
Ajinomoto Company, Inc.	2,000	19,062
Alapis Holding Industrial & Commercial SA	3,189	6,772
Alberto-Culver Company	400	10,896
Alexion Pharmaceuticals, Inc. *	200	7,860
Alfresa Holdings Corp.	200	9,682
Alico, Inc.	100	4,743
Align Technology, Inc. *	200	2,166
ALK-Abello A/S *	40	4,194
Alkermes, Inc. *	200	2,660
Allergan, Inc.	400	20,600
Alliance Data Systems Corp. *	100	6,338
Alliance Imaging, Inc. *	200	2,054
Alliance One International, Inc. *	500	1,900
Allos Therapeutics, Inc. *	300	2,223
Alnylam Pharmaceuticals, Inc. *	100	2,895
Alpharma, Inc., Class A *	200	7,378
Altana AG	402	5,956
Altria Group, Inc.	2,800	55,552
AMAG Pharmaceuticals, Inc. *	100	3,873
Amedisys, Inc. *	200	9,734
American Banknote SA *	200	1,566
American Dental Partners, Inc. *	200	2,340
American Medical Systems Holdings, Inc. *	300	5,328
AMERIGROUP Corp. *	300	7,572
AmerisourceBergen Corp.	500	18,825
Amgen, Inc. *	1,600	94,832
AMN Healthcare Services, Inc. *	100	1,757
AmSurg Corp. *	200	5,094
Amvig Holdings, Ltd.	4,000	3,019
Amylin Pharmaceuticals, Inc. *	300	6,066
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,058	10,865
Andersons, Inc.	100	3,522
AngioDynamics, Inc. *	200	3,160
Anheuser-Busch Companies, Inc.	500	32,440
Apollo Group, Inc., Class A *	300	17,790
Apria Healthcare Group, Inc. *	300	5,472
Arbitron, Inc.	100	4,469
Archer-Daniels-Midland Company	900	19,719
Arena Pharmaceuticals, Inc. *	600	3,000
Aryzta AG *	210	8,199
Asahi Breweries, Ltd.	600	10,516
Asia Food & Properties, Ltd. *	9,000	1,836
Assisted Living Concepts, Inc. *	1,800	11,466
Associated British Foods PLC	778	9,873
Assura Group, Ltd. *	5,036	3,556
Astellas Pharmaceuticals, Inc.	400	16,808

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Astra Agro Lestari Tbk PT	2,000	$2,711
AstraZeneca PLC, SADR	2,100	92,148
Atria PLC	525	8,831
Auxilium Pharmaceuticals, Inc. *	100	3,240
Avery Dennison Corp.	400	17,792
Avon Products, Inc.	500	20,785
AWB, Ltd.	3,696	8,256
Axfood AB	100	2,718
B&G Foods, Inc.	300	2,145
Babcock International Group PLC	1,489	13,380
Bankrate, Inc. *	100	3,891
Bare Escentuals, Inc. *	600	6,522
Barr Pharmaceuticals, Inc. *	200	13,060
Barry Callebaut AG *	16	9,640
Bavarian Nordic A/S *	150	3,954
Baxter International, Inc.	1,000	65,630
Beckman Coulter, Inc.	200	14,198
Becton, Dickinson & Company	500	40,130
Beiersdorf AG	132	8,343
Benesse Corp.	100	4,084
BioMarin Pharmaceutical, Inc. *	500	13,245
BioMerieux SA	46	3,987
Biovail Corp.	900	8,541
Blyth, Inc.	200	2,268
Bonduelle SCA	114	9,277
Bongrain SA	43	2,804
Boston Beer Company, Inc. *	100	4,749
Boston Scientific Corp. *	2,100	25,767
Bowne & Company, Inc.	200	2,310
Brambles, Ltd.	1,189	7,419
Brisa Auto Estrada, SA	1,607	15,984
Bristol-Myers Squibb Company	2,600	54,210
British American Tobacco PLC	900	55,800
Brookdale Senior Living, Inc.	700	15,393
Brown Forman Corp., Class B	200	14,362
Bruker BioSciences Corp. *	1,000	13,330
Brunel International NV	317	6,347
Bunge, Ltd.	600	37,908
Bunzl PLC	715	8,412
C&C Group PLC - London Exchange	1,042	2,679
C.R. Bard, Inc.	200	18,974
Cadbury PLC	1,100	45,034
Cal-Maine Foods, Inc.	100	2,744
Campbell Soup Company	500	19,300
Canada Bread Company, Ltd.	100	5,168
Cangene Corp. *	400	1,428
Capella Education Company *	100	4,286
Capita Group PLC	760	9,459
Cardiac Science Corp. *	400	4,144
Cardinal Health, Inc.	500	24,640
Cardiome Pharma Corp. *	300	2,216
Career Education Corp. *	500	8,175
Carlsberg AS, B Shares	150	11,436
Carrefour SA	827	38,999
Casino Guich-Perrachon SA	149	13,295
Catalyst Health Solutions, Inc. *	100	2,612

The accompanying notes are an integral part of the financial statements.
64

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
CBIZ, Inc. *	300	$2,535
CDI Corp.	200	4,466
Celera Corp. *	500	7,725
Celesio AG	237	10,343
Celgene Corp. *	800	50,624
Centene Corp. *	200	4,102
Central Garden & Pet Company, Class A *	500	2,975
Cephalon, Inc. *	200	15,498
Cepheid, Inc. *	200	2,766
Cermaq ASA	1,000	6,503
Chaoda Modern Agriculture Holdings, Ltd.	12,000	10,135
Charles River Laboratories International, Inc. *	200	11,106
Chattem, Inc. *	100	7,818
Chemed Corp.	100	4,106
China Agri-Industries Holdings, Ltd. *	4,000	2,096
China Green Holdings, Ltd.	3,000	2,418
China Mengniu Dairy Company, Ltd.	4,000	4,150
China Yurun Food Group, Ltd	3,000	3,912
Chiquita Brands International, Inc. *	300	4,743
Christian Dior SA	89	6,750
Chugai Pharmaceutical Company, Ltd.	400	6,518
Church & Dwight, Inc.	200	12,418
Cia Cervecerias Unidas SA, ADR	100	3,223
Cia de Concessoes Rodoviarias, ADR	500	6,569
Cintra Concesiones de Infraestructuras de
Transporte SA	652	7,663
Cipla, Ltd.	3,066	15,229
CJ CheilJedang Corp. *	45	7,317
CJ Corp. *	119	4,708
Clorox Company	200	12,538
Coca Cola Hellenic Bottling Company SA	400	8,896
Coca-Cola Amatil, Ltd.	1,380	9,214
Coca-Cola Enterprises, Inc.	1,100	18,447
Coca-Cola Femsa SAB de CV, SADR	100	5,046
Coca-Cola West Japan Company, Ltd.	400	9,039
Cochlear, Ltd.	226	10,830
COFCO International, Ltd.	6,000	1,906
Coinstar, Inc. *	100	3,200
Colgate-Palmolive Company	600	45,210
Coloplast AS	150	11,132
Colruyt SA	39	9,789
Community Health Systems, Inc. *	600	17,586
Compass Diversified Trust	200	2,788
Compass Group PLC	3,437	21,316
ConAgra Foods, Inc.	2,400	46,704
CONMED Corp. *	200	6,400
Connaught PLC	406	2,735
ConnectEast Group	5,721	3,808
Consolidated Graphics, Inc. *	100	3,033
Constellation Brands, Inc., Class A *	800	17,168
Continucare Corp. *	3,400	9,078
Convergys Corp. *	700	10,346
Copeinca ASA *	1,400	7,506
Corinthian Colleges, Inc. *	500	7,500
Corn Products International, Inc.	500	16,140
Cornell Corrections, Inc. *	400	10,872

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Corporate Executive Board Company	100	$3,125
Corrections Corp. of America *	700	17,395
CorVel Corp. *	100	2,861
Cosan SA Industria e Comercio *	600	4,004
Cosco Pacific, Ltd.	6,000	6,886
CoStar Group, Inc. *	100	4,539
Covance, Inc. *	100	8,841
Coventry Health Care, Inc. *	300	9,765
CRA International, Inc. *	100	2,748
Cramo Oyj, Series B	941	8,923
Crucell NV *	396	6,188
CSL, Ltd.	739	22,388
Cubist Pharmaceuticals, Inc. *	200	4,446
Cutera, Inc. *	900	9,549
CV Therapeutics, Inc. *	200	2,160
Cyberonics, Inc. *	200	3,400
Cynosure, Inc. *	500	8,970
Cypress Biosciences, Inc. *	300	2,205
Cytori Therapeutics, Inc. *	1,700	8,976
Dai Nippon Printing Company, Ltd.	2,000	26,977
Daiichi Sankyo Company, Ltd.	1,000	25,766
Dainippon Sumitomo Pharma Company, Ltd.	1,000	8,192
Dairy Crest Group PLC	1,305	9,368
Danisco AS	350	19,671
Datascope Corp.	100	5,163
Davide Campari Milano SpA	710	5,794
Davis Service Group PLC	980	4,732
DaVita, Inc. *	200	11,402
De La Rue PLC	499	8,102
Dean Foods Company *	500	11,680
Del Monte Foods Company	2,500	19,500
Delhaize Group	600	34,980
Deluxe Corp.	200	2,878
Dendreon Corp. *	300	1,713
DENTSPLY International, Inc.	300	11,262
DeVry, Inc.	200	9,908
Diageo PLC, SADR	1,000	68,860
Diagnostic & Therapeutic Center of Athens
Hygeia SA	1,997	8,488
Diagnosticos da America SA	200	2,675
Diamond Foods, Inc.	100	2,803
Dollar Financial Corp. *	100	1,539
Dr. Reddy's Laboratories, Ltd., ADR	400	4,460
Dun & Bradstreet Corp.	100	9,436
Dydo Drinco, Inc.	100	2,251
DynCorp International, Inc. *	300	5,028
Ebro Puleva SA	568	8,995
Edwards Lifesciences Corp. *	200	11,552
Egis Gyogyszergyar Nyrt.	119	7,870
Eisai Company, Ltd.	300	11,715
Elan Corp. PLC, SADR *	900	9,603
Electro Rent Corp.	200	2,686
Elekta AB, Series B	400	6,829
Elizabeth Arden, Inc. *	200	3,926
Embotelladoras Arca SA de CV	2,300	6,835
Emergent Biosolutions, Inc. *	200	2,618

The accompanying notes are an integral part of the financial statements.
65

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Emeritus Corp. *	200	$4,980
Empire Company, Ltd.	200	8,021
Endo Pharmaceutical Holdings, Inc. *	500	10,000
Ennis Business Forms, Inc.	200	3,092
Enzo Biochem, Inc. *	200	2,196
Equifax, Inc.	300	10,335
Essilor International SA	363	18,130
Estee Lauder Companies, Inc., Class A	100	4,991
EV3, Inc. *	400	4,016
Evotec AG *	3,257	4,897
Exactech, Inc. *	100	2,224
Experian Group, Ltd.	1,311	8,689
Exponent, Inc. *	100	3,309
Express Scripts, Inc. *	500	36,910
FAES FARMA, S.A.	465	3,545
Farmer Brothers Company	200	4,974
FirstService Corp. *	200	2,903
Fisher & Paykel Healthcare Corp.	1,630	3,241
Flowers Foods, Inc.	400	11,744
Fomento Economico Mexicano SA de CV,
SADR	900	34,326
Forest Laboratories, Inc. *	1,000	28,280
Forrester Research, Inc. *	100	2,932
Forth Ports PLC	298	7,599
Fortune Brands, Inc.	700	40,152
Fossil, Inc. *	400	11,292
Foster's Group, Ltd.	4,369	19,520
Fraser and Neave, Ltd.	6,000	15,049
Fresenius Medical Care AG & Co KGaA	400	20,776
FTI Consulting, Inc. *	200	14,448
Fuji Oil Company, Ltd.	400	4,555
Galenica Holding AG	30	10,728
Garda World Security Corp. *	200	338
Gartner Group, Inc., Class A *	500	11,340
Gedeon Richter Rt.	93	17,023
Genentech, Inc. *	800	70,944
General Mills, Inc.	500	34,360
Genmab A/S *	175	10,034
Genomic Health, Inc. *	100	2,265
Gen-Probe, Inc. *	200	10,610
Gentiva Health Services, Inc. *	200	5,388
Genus PLC	84	1,130
Genzyme Corp. *	400	32,356
George Weston, Ltd.	100	4,835
Geron Corp. *	600	2,370
Getinge AB, Series B	400	8,245
Gilead Sciences, Inc. *	1,400	63,812
GlaxoSmithKline PLC, ADR	4,200	182,532
Glenmark Pharmaceuticals, Ltd.	334	3,511
Global Bio-Chem Technology
Group Company, Ltd.	10,000	3,234
Global Cash Access, Inc. *	400	2,024
Global Payments, Inc.	300	13,458
Goodman Fielder, Ltd.	5,942	6,741
GrainCorp., Ltd. *	308	1,831
Great Lakes Dredge & Dock Company	1,600	10,096
Green Mountain Coffee Roasters, Inc. *	100	3,934

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Greencore Group PLC, London	532	$1,372
Greene King PLC	908	7,466
Greggs PLC	35	1,976
Grifols SA	356	9,096
Group 4 Securicor PLC	4,660	16,852
Groupe DANONE	618	43,836
Groupe Steria SCA	713	15,927
Gruma SA de CV, SADR *	200	1,600
Grupo Bimbo SA de CV	1,600	10,065
Grupo Continential SA de CV	2,000	4,283
Grupo Modelo SA	2,000	8,504
Guyenne & Gascogne SA	102	9,122
H & R Block, Inc.	500	11,375
H. Lundbeck AS	400	7,605
H.J. Heinz Company	500	24,985
Haemonetics Corp. *	100	6,172
Hain Celestial Group, Inc. *	300	8,259
Halozyme Therapeutics, Inc. *	300	2,202
Hanger Orthopedic Group, Inc. *	700	12,215
Hanmi Pharm Company, Ltd.	21	2,069
Harashin Narus Holdings Company, Ltd.	1,000	9,862
Harvard Bioscience, Inc. *	926	3,936
Hays PLC	4,454	6,449
Health Management Associates, Inc., Class A *	400	1,664
Health Net, Inc. *	700	16,520
Healthcare Services Group, Inc.	200	3,658
Healthscope, Ltd.	1,026	3,832
Healthsouth Corp. *	300	5,529
Healthspring, Inc. *	400	8,464
Healthways, Inc. *	200	3,226
Heartland Payment Systems, Inc.	100	2,556
Heidrick & Struggles International, Inc.	100	3,015
Heineken Holding NV	415	16,292
Heineken NV	614	24,669
Helen of Troy, Ltd. *	200	4,554
Hengan International Group Company, Ltd.,
GDR	3,000	8,537
Henkel AG & Company KGaA	244	7,483
Henry Schein, Inc. *	200	10,768
Hershey Company	200	7,908
Hertz Global Holdings, Inc. *	500	3,785
Hewitt Associates, Inc., Class A *	300	10,932
Hikma Pharmaceuticals PLC	623	4,482
Hill International, Inc. *	200	2,770
Hill-Rom Holdings, Inc.	400	12,124
Hindustan Unilever, Ltd.	1,743	9,565
Hisamitsu Pharmaceutical Company, Inc.	300	13,130
Hite Holdings Company, Ltd.	51	1,225
Hite Holdings Company, Ltd. *	41	7,412
Hi-Tech Pharmacal Company, Inc. *	200	1,964
HMS Holdings Corp. *	100	2,396
Hogy Medical Company, Ltd.	100	4,586
Hologic, Inc. *	600	11,598
Homeserve PLC	174	4,621
Hormel Foods Corp.	500	18,140
Hospira, Inc. *	300	11,460

The accompanying notes are an integral part of the financial statements.
66

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
House Food Corp.	500	$7,346
Hudson Highland Group, Inc. *	200	1,390
Human Genome Sciences, Inc. *	600	3,810
Huron Consulting Group, Inc. *	100	5,698
Husqvarna AB, B Shares	1,000	7,522
ICU Medical, Inc. *	100	3,041
IDEXX Laboratories, Inc. *	200	10,960
IDS Scheer AG	755	7,540
Illovo Sugar, Ltd.	600	1,813
Illumina, Inc. *	200	8,106
ImClone Systems, Inc. *	300	18,732
Immucor, Inc. *	200	6,392
Imperial Tobacco Group PLC	800	53,200
Inbev NV	292	17,372
Incyte Corp. *	400	3,060
Indofood Sukses Makmur Tbk PT	31,000	6,360
Informatica Corp. *	300	3,897
Ingles Markets, Inc.	100	2,283
Integra LifeSciences Holdings Corp. *	100	4,403
Interactive Data Corp.	400	10,088
Intercell AG *	213	7,014
Intermediate Parfums, Inc.	200	2,712
Intermune, Inc. *	200	3,422
Intersections, Inc. *	1,300	10,569
Intertek Group PLC	492	7,375
Intuitive Surgical, Inc. *	100	24,098
Invacare Corp.	200	4,828
Inverness Medical Innovations, Inc. *	400	12,000
Invitrogen Corp. *	300	11,340
IOI Corp. BHD	4,200	5,176
Ipsen SA	190	8,583
Iron Mountain, Inc. *	400	9,764
Isis Pharmaceuticals, Inc. *	200	3,378
ITC, Ltd.	2,079	8,386
ITO EN, Ltd.	400	5,192
Itoham Foods, Inc.	1,000	4,647
J Sainsbury PLC	5,110	32,048
J.M. Smucker Company	300	15,207
Jackson Hewitt Tax Service, Inc.	100	1,534
Japan Tobacco, Inc.	4	15,076
Jarden Corp. *	500	11,725
JBS SA	2,200	5,480
Jeronimo Martins, SGPS SA	1,262	10,763
Jiangsu Expressway, Ltd.	8,000	6,005
Johnson & Johnson	3,700	256,336
Kagome Company, Ltd.	400	6,229
Kaken Pharmaceutical Company, Ltd.	1,000	7,917
Kamigumi Company, Ltd.	2,000	15,024
Kao Corp.	1,000	26,817
Kellogg Company	500	28,050
Kelly Services, Inc., Class A	100	1,905
Kendle International, Inc. *	100	4,471
Kenexa Corp. *	100	1,579
Kensey Nash Corp. *	100	3,146
Kerry Group PLC, Class A - London Exchange	309	9,091
Kesko Oyj	631	16,144

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Kforce, Inc. *	400	$4,084
Kimberly-Clark Corp.	700	45,388
Kindred Healthcare, Inc. *	100	2,757
Kinetic Concepts, Inc. *	300	8,577
King Pharmaceuticals, Inc. *	1,500	14,370
Kirin Brewery Company, Ltd.	1,000	13,139
Kobayashi Pharmaceutical Company, Ltd.	200	6,111
Koninklijke Ahold NV	3,811	44,024
Korn/Ferry International *	300	5,346
Kose Corp.	200	5,565
Kraft Foods, Inc., Class A	3,000	98,250
KT&G Corp.	127	9,479
K-V Pharmaceutical Company, Class A *	100	2,271
Kyowa Hakko Kogyo Company, Ltd.	1,000	10,517
Laboratorios Almirall SA	481	4,476
Laboratory Corp. of America Holdings *	200	13,900
Lance, Inc.	200	4,538
Lannett Company, Inc. *	600	1,380
Lavendon Group PLC	2,023	8,654
Lender Processing Services, Inc.	300	9,156
Leroy Seafood Group ASA	23	205
LG Household & Health Care, Ltd.	46	7,693
LHC Group, Inc. *	100	2,848
Lien Hwa Industrial Corp.	22,000	7,192
LifePoint Hospitals, Inc. *	300	9,642
Lincare Holdings, Inc. *	300	9,027
Lindt & Spruengli AG	1	27,066
Lion Corp.	1,000	5,351
Lion Nathan, Ltd.	1,000	7,487
Live Nation, Inc. *	500	8,135
Loblaw Companies, Ltd.	300	8,372
Localiza Rent A CAR	300	1,564
L'Oreal SA	386	37,876
Lorillard, Inc.	200	14,230
Lotte Chilsung Beverage Company, Ltd.	5	3,674
Lotte Confectionery Company, Ltd.	5	4,301
Luminex Corp. *	100	2,501
Luxottica Group SpA	400	9,196
M & F Worldwide Corp. *	100	4,000
M Dias Branco SA	700	7,431
Magellan Health Services, Inc. *	300	12,318
Mannatech, Inc.	400	1,600
Manpower, Inc.	400	17,264
Maple Leaf Foods, Inc.	400	3,214
Martek Biosciences Corp. *	200	6,284
Maruha Group, Inc.	3,000	4,988
Maui Land & Pineapple, Inc. *	100	2,749
MAXIMUS, Inc.	100	3,684
McCormick & Company, Inc.	200	7,690
McGrath Rentcorp	100	2,882
McKesson Corp.	400	21,524
MDS, Inc. *	800	9,554
Meda AB, Series A	900	8,794
MedCath Corp. *	500	8,960
Medco Health Solutions, Inc. *	700	31,500
Mediceo Holdings Company, Ltd.	700	8,564

The accompanying notes are an integral part of the financial statements.
67

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Medicines Company *	200	$4,644
Medicis Pharmaceutical Corp., Class A	300	4,473
Medi-Clinic Corp., Ltd.	3,930	8,648
Medtronic, Inc.	1,700	85,170
Meiji Seika Kaisha, Ltd.	2,000	9,143
Mentor Corp.	100	2,386
Merck & Company, Inc.	2,600	82,056
Merck KGAA *	157	16,743
Meridian Bioscience, Inc.	100	2,904
Metcash, Ltd.	5,355	17,142
Metro AG	169	8,475
Metro, Inc.	500	14,508
Michael Page International PLC	1,081	4,496
Millipore Corp. *	100	6,880
Miraca Holdings, Inc.	300	5,803
Mitsui Fudosan Company, Ltd.	1,000	19,322
Molina Healthcare, Inc. *	200	6,200
Molson Coors Brewing Company, Class B	700	32,725
Monro Muffler Brake, Inc.	100	2,306
Moody's Corp.	500	17,000
Morningstar, Inc. *	200	11,094
Mouchel Parkman PLC	373	2,061
Mylan, Inc. *	800	9,136
Myriad Genetics, Inc. *	100	6,488
Nabi Biopharmaceuticals *	400	1,864
Namyang Dairy Products Company, Ltd.	17	8,226
Nash Finch Company	100	4,312
National Healthcare Corp.	100	4,712
Natura Cosmeticos SA	900	8,750
Natus Medical, Inc. *	100	2,266
Navigant Consulting Company *	300	5,967
NBTY, Inc. *	300	8,856
Neogen Corp. *	100	2,818
Nestle SA	4,428	191,367
Network Healthcare Holdings, Ltd. *	10,169	10,236
NeuroSearch A/S *	72	3,173
Nippon Flour Mills Company, Ltd.	1,000	4,982
Nippon Meat Packers, Inc.	1,000	15,164
Nippon Suisan Kaisha, Ltd.	1,200	4,415
Nisshin Oillio Group, Ltd.	1,000	5,387
Nisshin Seifun Group, Inc.	1,000	13,461
Nissin Food Products Company, Ltd.	300	10,692
Nissui Pharmaceutical Company, Ltd.	1,500	10,142
Nobel Biocare Holding AG, Series BR	231	7,727
Nomura Company, Ltd.	4,000	10,402
Nong Shim Company, Ltd.	24	4,408
Northern Foods PLC	2,299	2,643
Novartis AG, SADR	4,100	216,644
Novo Nordisk A/S	800	40,960
Novozymes AS, B Shares	100	8,911
Nutreco Holding NV	133	6,261
Nuvasive, Inc. *	100	4,933
Obrascon Huarte Lain Brasil SA	200	1,845
Odyssey Healthcare, Inc. *	300	3,045
Olam International, Ltd.	7,000	8,928
Omega Pharma SA	224	9,601

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Omnicare, Inc.	600	$17,262
On Assignment, Inc. *	1,172	9,235
Ono Pharmaceutical Company, Ltd.	200	9,240
Onyx Pharmaceuticals, Inc. *	200	7,236
OPG Groep NV	313	4,324
Orell Fuessli Holding AG	57	9,494
Oriflame Cosmetics AB	200	9,265
Orion Corp.	18	2,927
Orion Oyj, Series A	83	1,432
Orion Oyj, Series B	297	5,032
Orkla ASA	2,000	18,405
Orpea SA *	28	1,186
OSI Pharmaceuticals, Inc. *	200	9,858
Osteotech, Inc. *	400	1,704
Pacific Brands, Ltd.	3,203	5,007
Pacific Corp.	81	8,325
Pan Fish ASA *	14,000	6,986
Par Pharmaceutical Companies, Inc. *	200	2,458
Parexel International Corp. *	300	8,598
Parkway Holdings, Ltd.	5,000	6,623
Parmalat SpA	8,036	18,968
Patterson Companies, Inc. *	200	6,082
Paychex, Inc.	400	13,212
PDI, Inc. *	300	2,382
PDL BioPharma, Inc. *	200	1,862
Pediatrix Medical Group, Inc. *	200	10,784
Peets Coffee & Tea, Inc. *	100	2,792
Penauille Polyservices SA	416	1,843
PepsiCo, Inc.	1,900	135,413
Perdigao SA *	600	11,477
Pernod-Ricard SA	285	25,106
Perrigo Company	400	15,384
Pescanova SA	226	9,593
Pfizer, Inc.	10,800	199,152
Pharmaceutical Product Development, Inc.	200	8,270
Pharmanet Development Group, Inc. *	100	722
PHH Corp. *	800	10,632
Philip Morris International, Inc.	2,800	134,680
Phonak Holding AG	116	7,563
Pilgrim's Pride Corp.	900	2,241
Piramal Healthcare, Ltd.	649	4,665
PPB Group BHD	3,000	7,498
Premier Foods PLC	5,216	7,003
Pre-Paid Legal Services, Inc. *	100	4,126
Prestige Brands Holdings, Inc. *	1,300	11,544
Primary Health Care, Ltd.	920	3,834
Procter & Gamble Company	4,600	320,574
Progenics Pharmaceuticals, Inc. *	200	2,662
Programmed Maintenance Services, Ltd.	3,036	9,397
Prosegur Cia de Seguridad SA	81	2,817
PSS World Medical, Inc. *	300	5,850
Psychiatric Solutions, Inc. *	300	11,385
PZ Cussons PLC	1,458	4,647
Qiagen AG *	458	9,051
Qinetiq PLC	3,038	11,301
QLT, Inc. *	500	1,635

The accompanying notes are an integral part of the financial statements.
68

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Quanta Services, Inc. *	600	$16,206
Quebecor, Inc.	300	7,089
Quest Diagnostics, Inc.	400	20,668
R.R. Donnelley & Sons Company	900	22,077
Raisio Oyj	4,272	9,548
Ralcorp Holdings, Inc. *	200	13,482
Ramirent Oyj	239	1,502
Ramsay Health Care, Ltd.	497	4,031
Randstad Holdings NV	482	12,674
Rank Group PLC *	1,980	2,520
Reckitt Benckiser PLC	816	39,564
Regeneron Pharmaceuticals, Inc. *	300	6,549
RehabCare Group, Inc. *	100	1,810
Remy Cointreau SA	101	4,763
Rent-A-Center, Inc. *	400	8,912
Rentokil Initial PLC	5,274	6,543
Res-Care, Inc. *	100	1,814
ResMed, Inc. *	300	12,900
Resources Connection, Inc. *	200	4,506
Reynolds American, Inc.	600	29,172
Rhoen-Klinikum AG	390	11,393
Rigel Pharmaceuticals, Inc. *	100	2,335
Ritchie Bros. Auctioneers, Inc.	200	4,792
Robert Half International, Inc.	300	7,425
Roche Holdings AG CHF	98	15,391
Roche Holdings AG - Genusschein	1,093	171,100
Rollins, Inc.	100	1,898
RPS Group PLC	1,673	7,341
RTI Biologics, Inc. *	1,400	13,090
Ruddick Corp.	300	9,735
Russ Berrie & Company, Inc. *	200	1,534
S Foods, Inc.	1,500	10,470
S1 Corp.	65	3,311
SABMiller PLC	1,503	29,346
Safeway, Inc.	900	21,348
Safilo Group SpA	2,468	3,456
Salix Pharmaceuticals, Ltd. *	2,200	14,102
Samyang Corp.	250	7,739
Sanderson Farms, Inc.	100	3,674
Sangamo Biosciences, Inc. *	200	1,540
Sanofi-Aventis, ADR	3,000	98,610
Santen Pharmaceutical Company, Ltd.	400	10,168
Sao Martinho SA *	500	4,848
Sapporo Holdings, Ltd.	2,000	14,852
Saputo, Inc.	400	9,490
Sara Lee Corp.	1,400	17,682
Savient Pharmaceuticals, Inc. *	200	2,982
Schering-Plough Corp.	2,100	38,787
Sciele Pharma, Inc. *	200	6,158
Seattle Genetics, Inc. *	300	3,210
Securitas AB, Series B	1,400	15,769
Sepracor, Inc. *	400	7,324
Sequenom, Inc. *	100	2,662
Serco Group PLC	2,355	15,359
Service Corp. International	1,500	12,540
Shenzhen International Holdings, Ltd.	45,000	2,506

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Shikoku Coca-Cola Bottling Company, Ltd.	1,000	$9,461
Shimadzu Corp.	1,000	8,103
Shionogi & Company, Ltd.	1,000	20,254
Shire Pharmaceuticals Group PLC, ADR	400	19,100
Shiseido Company, Ltd.	1,000	22,393
Shoprite Holdings, Ltd.	2,103	11,958
Sigma Pharmaceuticals, Ltd.	3,490	3,378
Sirona Dental Systems, Inc. *	400	9,312
Sixt AG	172	3,711
Sligro Food Group NV	122	3,676
Smart Balance, Inc. *	300	1,968
Smith & Nephew PLC	400	21,236
Smithfield Foods, Inc. *	900	14,292
Societe BIC SA	188	9,767
Societe Generale de Surveillance Holdings AG	17	20,007
Sonic Healthcare, Ltd.	1,598	16,999
SonoSite, Inc. *	100	3,140
Sotheby's	400	8,024
Souza Cruz SA	400	9,562
Spar Group, Ltd.	562	3,465
Spartan Stores, Inc.	100	2,488
SSL International PLC	1,152	9,289
St. Jude Medical, Inc. *	500	21,745
Stada Arzneimittel AG	140	5,607
Stantec, Inc. *	200	4,788
STERIS Corp.	200	7,516
Stewart Enterprises, Inc., Class A	400	3,144
Straumann Holding AG	42	11,637
Strayer Education, Inc.	100	20,026
Stryker Corp.	600	37,380
Suedzucker AG	510	7,420
Sunrise Senior Living, Inc. *	300	4,137
SUPERVALU, Inc.	900	19,530
SurModics, Inc. *	100	3,149
Suzuken Company, Ltd.	300	9,117
Swedish Match AB	1,000	17,480
Symmetry Medical, Inc. *	100	1,856
Sysco Corp.	800	24,664
Taisho Pharmaceuticals Company, Ltd.	1,000	19,834
Takara Holdings, Inc.	1,000	7,051
Takeda Pharmaceutical Company, Ltd.	900	45,316
Tanabe Seiyaku Company, Ltd.	2,000	27,796
Tate & Lyle PLC	2,361	16,220
Team, Inc. *	100	3,612
Techne Corp. *	200	14,424
Tejon Ranch Company *	100	3,715
TeleTech Holdings, Inc. *	200	2,488
Tenet Healthcare Corp. *	1,200	6,660
Terumo Corp.	200	10,433
Tesco PLC	14,663	101,981
Tetra Tech, Inc. *	300	7,218
Teva Pharmaceutical Industries, Ltd., SADR	1,400	64,106
The Advisory Board Company *	100	3,016
The Coca-Cola Company	2,500	132,200
The Cooper Companies, Inc.	300	10,428
The Geo Group, Inc. *	300	6,063

The accompanying notes are an integral part of the financial statements.
69

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
The Great Atlantic & Pacific Tea Company,
Inc. *	300	$3,246
The Kroger Company	900	24,732
Theragenics Corp. *	600	1,872
Theravance, Inc. *	200	2,492
Thoratec Corp. *	300	7,875
Ticketmaster *	120	1,288
Tiger Brands, Ltd.	524	8,778
Tingyi Cayman Islands Holding Corp., GDR	16,000	18,692
TNS, Inc. *	100	1,937
Tootsie Roll Industries, Inc.	200	5,782
Toppan Printing Company, Ltd.	2,000	15,597
Toyo Suisan Kaisha, Ltd.	1,000	25,351
Transcontinental, Inc., Class A	500	6,211
Transurban Group, Ltd. *	1,979	9,070
Tree.com, Inc. *	20	96
TreeHouse Foods, Inc. *	200	5,940
Trimeris, Inc. *	500	1,960
TrueBlue, Inc. *	200	3,232
Tupperware Brands Corp.	300	8,289
Tyson Foods, Inc., Class A	1,200	14,328
UCB SA	518	18,404
UNI Charm Corp.	100	7,676
Unilever NV	2,613	73,553
Unilever PLC-Sponsored ADR	2,000	54,420
Uni-President Enterprises Corp.	17,350	15,660
United Drug PLC	768	4,085
United Natural Foods, Inc. *	200	4,998
United Rentals, Inc. *	300	4,572
United Spirits, Ltd.	164	4,481
United Therapeutics Corp. *	100	10,517
UnitedHealth Group, Inc.	1,200	30,468
Universal Corp.	100	4,909
Universal Health Services, Inc., Class B	200	11,206
USANA Health Sciences, Inc. *	100	4,099
UST, Inc.	200	13,308
Valassis Communications, Inc. *	300	2,598
Valeant Pharmaceuticals International *	400	8,188
Varian Medical Systems, Inc. *	200	11,426
VCA Antech, Inc. *	200	5,894
Vector Group, Ltd.	210	3,709
Vertex Pharmaceuticals, Inc. *	200	6,648
Viad Corp.	400	11,516
Vilmorin & Compagnie SA	20	2,634
Vina Concha Y Toro SA, ADR	100	3,521
ViroPharma, Inc. *	500	6,560
Viscofan SA	232	3,812
Vital Images, Inc. *	100	1,500
Volcano Corp. *	300	5,187
W.S. Atkins PLC	557	7,258
Watson Pharmaceuticals, Inc. *	600	17,100
Watson Wyatt Worldwide, Inc., Class A	200	9,946
WD-40 Company	100	3,593
Weight Watchers International, Inc.	300	10,980
Weis Markets, Inc.	200	7,202
WellPoint, Inc. *	400	18,708

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
West Pharmaceutical Services, Inc.	200	$9,764
Western Union Company	900	22,203
William Morrison Supermarket PLC	9,744	45,313
Wilmar International, Ltd.	2,000	3,547
Winn-Dixie Stores, Inc. *	400	5,560
Woolworths, Ltd.	1,369	30,156
Wright Express Corp. *	100	2,985
Wright Medical Group, Inc. *	100	3,044
Wyeth	1,700	62,798
Xchanging PLC	1,188	5,312
XenoPort, Inc. *	100	4,849
Yakult Honsha Company, Ltd.	200	6,163
Yamazaki Baking Company, Ltd.	1,000	12,128
Young Innovations, Inc.	100	2,018
Yuhan Corp.	40	7,174
Zhejiang Expressway Company, Ltd., Class H	22,000	13,061
Zimmer Holdings, Inc. *	300	19,368
Zoll Medical Corp. *	100	3,272

		10,213,604
Diversified - 0.55%
Ackermans & Van Haaren NV	134	12,059
Aditya Birla Nuvo, Ltd.	314	6,428
Alarko Holding AS	4,388	7,544
Alfa SA de CV	1,400	6,298
Allied Group, Ltd.	2,000	3,546
Barloworld, Ltd.	955	7,483
Beijing Enterprises Holdings, Ltd.	2,500	9,522
Bergman & Beving AB, Series B	25	429
Bidvest Group, Ltd. *	1,529	19,564
Bodycote International PLC	2,408	6,856
C C Land Holdings, Ltd.	7,000	1,529
China Merchants Holdings International
Company, Ltd.	6,028	19,336
China Resources Enterprises, Ltd.	4,000	9,767
Citic Pacific, Ltd.	3,000	8,769
CITIC Resources Holdings, Ltd. *	11,500	1,812
DCC PLC	272	5,345
Dogan Sirketler Grubu Holdings AS *	6,541	7,580
Empresas Copec SA	295	3,338
Eriks Group NV	60	3,110
First Pacific Company	8,000	4,233
GEA Group AG	537	10,394
Gome Electrical Appliances Holdings, Ltd.	20,000	5,905
Grupo Carso SA de CV	3,300	12,613
GS Holdings Corp.	240	6,173
Hunting PLC	402	4,424
Hutchison Whampoa, Ltd.	5,000	38,403
Imperial Holdings, Ltd.	1,696	12,181
Impulsora Del Desarrollo Y El Empleo en
America Latina SAB de CV *	6,500	6,657
Imtech NV	426	8,733
Keppel Corp., Ltd.	2,000	11,052
KOC Holdings AS *	3,087	9,339
Leucadia National Corp.	1,000	45,440
LG Corp.	304	15,830
LVMH Moet Hennessy SA	388	34,064

The accompanying notes are an integral part of the financial statements.
70

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Diversified (continued)
Melco International Development	5,000	$1,416
Mitie Group PLC	2,329	8,643
NWS Holdings, Ltd.	4,000	7,177
Ordina NV	210	1,595
Quadrant AG *	93	8,998
Schouw & Company A/S, Series B	100	2,521
SeAH Holdings Corp.	92	7,581
Shanghai Industrial Holdings, Ltd.	3,000	6,858
Sherritt International Corp., ADR	1,400	7,485
Sime Darby BHD	3,200	6,186
Walter Industries, Inc.	300	14,235
Washington H Soul Pattinson & Company, Ltd.	1,329	11,454
Wendel	160	12,761
Wharf Holdings, Ltd.	6,000	17,142

		479,808
Energy - 6.46%
Acergy SA	1,054	10,655
Addax Petroleum Corp.	300	8,144
Allis-Chalmers Energy, Inc. *	200	2,530
Alon USA Energy, Inc.	700	9,436
Alpha Natural Resources, Inc. *	200	10,286
American Oil & Gas, Inc. *	1,800	4,698
Anadarko Petroleum Corp.	900	43,659
APA Group	705	1,731
Apache Corp.	600	62,568
Arch Coal, Inc.	300	9,867
Arena Resources, Inc. *	100	3,885
Arrow Energy NL *	2,581	6,057
Atlas America, Inc.	100	3,411
ATP Oil & Gas Corp. * (a)	200	3,562
Atwood Oceanics, Inc. *	300	10,920
Australian Worldwide Exploration, Ltd. *	2,410	4,926
Aventine Renewable Energy Holdings, Inc. *	300	948
Baker Hughes, Inc.	400	24,216
Bankers Petroleum, Ltd. *	700	1,868
Beach Petroleum, Ltd.	5,662	4,095
Berry Petroleum Company, Class A	200	7,746
BG Group PLC	4,208	76,316
Bill Barrett Corp. *	200	6,422
Birchcliff Energy, Ltd. *	300	2,591
BJ Services Company	1,100	21,043
Bourbon SA	160	7,966
Bow Valley Energy, Ltd. *	500	1,424
BP PLC, SADR	6,700	336,139
BPZ Energy, Inc. *	200	3,440
Brigham Exploration Company *	200	2,198
Bumi Resources Tbk PT	39,000	12,970
Cabot Oil & Gas Corp.	500	18,070
Cairn Energy PLC *	165	6,159
Cairn India, Ltd. *	799	3,706
Cal Dive International, Inc. *	500	5,300
Calfrac Well Services, Ltd.	100	1,861
Callon Petroleum Company *	100	1,803
Caltex Australia, Ltd.	703	6,954
Cameron International Corp. *	600	23,124
Canadian Hydro Developers, Inc. *	800	3,105

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
Canadian Natural Resources, Ltd.	700	$48,015
Canadian Superior Energy, Inc. *	600	1,488
Carbo Ceramics, Inc.	100	5,161
Carrizo Oil & Gas, Inc. *	200	7,254
Celtic Exploration, Ltd. *	100	1,323
Centennial Coal Company, Ltd.	1,529	4,526
Chesapeake Energy Corp.	1,300	46,618
Chevron Corp.	3,400	280,432
China Oilfield Services, Ltd., H Shares - Hong
Kong Exchange	10,000	9,265
China Petroleum & Chemical Corp., ADR -
Hong Kong Exchange	300	23,499
China Shenhua Energy Company, Ltd. - Hong
Kong Exchange	6,500	15,944
Cia Espanola de Petroleos SA	64	6,278
Cimarex Energy Company	400	19,564
CNOOC, Ltd., ADR	300	34,353
CNPC Hong Kong, Ltd.	20,000	8,515
CNX Gas Corp. *	100	2,239
Compagnie Generale de Geophysique-Veritas *	800	25,432
Complete Production Services, Inc. *	500	10,065
Compton Petroleum Corp. *	600	3,259
Comstock Resources, Inc. *	300	15,015
Connacher Oil & Gas, Ltd. *	1,300	3,359
ConocoPhillips	3,100	227,075
CONSOL Energy, Inc.	400	18,356
Contango Oil & Gas Company *	100	5,398
Cosmo Oil Company, Ltd.	3,000	7,116
Covanta Holding Corp. *	400	9,576
Crew Energy, Inc. *	300	2,819
Crosstex Energy, Inc.	100	2,497
Crusader Energy Group, Inc. *	500	1,550
Dana Petroleum PLC *	280	5,968
Delta Petroleum Corp. *	400	5,432
Denbury Resources, Inc. *	400	7,616
Det Norske Oljeselskapb ASA *	4,000	3,730
Devon Energy Corp.	800	72,960
Diamond Offshore Drilling, Inc.	200	20,612
Dragon Oil PLC *	1,152	3,643
Dresser-Rand Group, Inc. *	300	9,441
Dril-Quip, Inc. *	200	8,678
Duke Energy Corp.	1,700	29,631
El Paso Corp.	1,300	16,588
Enbridge, Inc.	707	26,155
EnCana Corp.	1,103	70,408
Encore Aquisition Company *	300	12,534
Energy Partners, Ltd. *	200	1,734
Eni SpA, SADR	2,200	116,490
ENSCO International, Inc.	500	28,815
Ensign Energy Services, Inc.	500	7,836
EOG Resources, Inc.	500	44,730
Equitable Resources, Inc.	200	7,336
ERG SpA	354	5,874
Essar Oil Ltd *	1,027	3,561
Esso SAF	21	3,050
Etablissements Maurel et Prom SA	456	7,287
Evergreen Solar, Inc. *	500	2,760

The accompanying notes are an integral part of the financial statements.
71

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
EXCO Resources, Inc. *	500	$8,160
Exxon Mobil Corp.	6,800	528,088
Fairborne Energy, Ltd. *	400	3,514
Felix Resources, Ltd.	618	8,446
First Calgary Petroleums, Ltd. *	1,600	5,081
Flint Energy Services, Ltd. *	200	2,020
Forest Oil Corp. *	400	19,840
Foundation Coal Holdings, Inc.	200	7,116
Fred Olsen Energy ASA *	134	5,174
Fugro NV	113	6,673
Galleon Energy, Inc., Class A *	300	2,641
Galp Energia SGPS SA	412	6,849
GeoMet, Inc. *	300	1,632
GMX Resources, Inc. *	100	4,780
Goodrich Petroleum Corp. *	100	4,359
Grupa Lotos SA *	726	8,197
Gulf Islands Fabrication, Inc.	100	3,447
Gulfport Energy Corp. *	200	2,010
Halliburton Company	1,400	45,346
Headwaters, Inc. *	200	2,670
Helix Energy Solutions Group, Inc. *	400	9,712
Hellenic Petroleum SA	640	6,929
Helmerich & Payne, Inc.	400	17,276
Hercules Offshore, Inc. *	900	13,644
Hess Corp.	600	49,248
Highpine Oil & Gas, Ltd. *	400	3,191
Holly Corp.	400	11,568
Hornbeck Offshore Services, Inc. *	200	7,724
Husky Energy, Inc. *	300	12,459
Idemitsu Kosan Company, Ltd.	200	16,198
Imperial Oil, Ltd.	300	12,848
Inpex Holdings, Inc.	1	8,498
International Coal Group, Inc. *	800	4,992
ION Geophysical Corp. *	400	5,676
Iteration Energy, Ltd. *	500	1,762
Ivanhoe Energy, Inc. *	900	1,243
James River Coal Company *	100	2,199
Japan Petroleum Exploration Company, Ltd.	200	10,267
JKX Oil & Gas PLC	308	1,538
John Wood Group PLC	2,422	14,728
Key Energy Services, Inc. *	700	8,120
Lufkin Industries, Inc.	100	7,935
Lundin Petroleum AB, Series A *	800	6,684
Lupatech SA *	100	1,892
MacArthur Coal, Ltd.	833	7,053
Marathon Oil Corp.	1,400	55,818
Mariner Energy, Inc. *	400	8,200
Massey Energy Company	200	7,134
Matrix Service Company *	100	1,910
McMoran Exploration Company *	200	4,728
Medco Energi Internasional Tbk PT *	11,000	4,172
Murphy Oil Corp.	500	32,070
NATCO Group, Inc. *	100	4,018
National Fuel Gas Company	200	8,436
National Oilwell Varco, Inc. *	700	35,161
Natural Gas Services Group, Inc. *	100	1,747

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
Neste Oil Oyj	693	$14,453
New Hope Corp., Ltd.	2,874	9,980
Newfield Exploration Company *	500	15,995
Newpark Resources, Inc. *	600	4,380
Nexen, Inc.	1,500	34,813
Niko Resources, Ltd.	200	10,751
Nippon Mining Holdings, Inc.	3,500	14,098
Nippon Oil Corp.	5,000	25,178
Noble Corp.	500	21,950
Noble Energy, Inc.	400	22,236
Norsk Hydro ASA	2,100	14,207
NuVista Energy, Ltd. *	300	3,524
Occidental Petroleum Corp.	1,600	112,720
Oceaneering International, Inc. *	400	21,328
Oil & Natural Gas Corp., Ltd.	493	11,001
Oil Search, Ltd.	2,133	9,546
Oil States International, Inc. *	300	10,605
Oilexco, Inc. *	600	5,891
Omni Energy Services Corp. *	500	1,610
OMV AG	670	28,241
OPTI Canada, Inc. *	1,100	11,421
Origin Energy, Ltd.	1,058	13,685
PA Resources AB *	475	2,445
Parallel Petroleum Corp. *	200	1,884
Paramount Resources, Ltd. *	200	2,133
Parker Drilling Company *	600	4,812
Pason Systems, Inc.	200	2,462
Patterson-UTI Energy, Inc.	400	8,008
Peabody Energy Corp.	400	18,000
Penn Virginia Corp.	200	10,688
Petrobank Energy & Resources, Ltd. *	300	11,374
Petro-Canada	900	29,937
PetroChina Company, Ltd., SADR	400	41,092
Petrofac, Ltd.	838	8,756
PetroHawk Energy Corp. *	500	10,815
Petroleo Brasileiro SA, ADR	2,100	92,295
Petroleo Brasileiro SA, SADR	2,400	89,808
Petroleum Development Corp. *	100	4,437
Petroleum Geo-Services ASA *	709	9,369
Petrolifera Petroleum, Ltd. *	400	1,267
Petroquest Energy, Inc. *	200	3,070
Pioneer Drilling Company *	300	3,990
Pioneer Natural Resources Company	500	26,140
Plains Exploration & Production Company *	200	7,032
Polish Oil & Gas Company	5,354	7,384
Polski Koncern Naftowy Orlen SA	1,103	15,925
Premier Oil PLC *	388	6,770
Pride International, Inc. *	800	23,688
ProEx Energy, Ltd. *	200	2,501
ProSafe ASA *	954	5,222
Prosafe Production Public, Ltd. *	2,200	5,243
PTT Exploration & Production PCL	5,800	21,754
PTT PCL - Foreign Shares	1,000	6,734
Q-Cells AG *	89	7,463
Queensland Gas Company, Ltd. *	2,614	8,516
Questar Corp.	600	24,552

The accompanying notes are an integral part of the financial statements.
72

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
Quicksilver Resources, Inc. *	300	$5,889
Range Resources Corp.	200	8,574
Reliance Industries, Ltd.	1,189	49,858
Reliance Petroleum, Ltd. *	1,276	3,953
Renewable Energy Corp. ASA *	350	6,488
Repsol YPF SA, ADR	1,500	44,490
Riversdale Mining, Ltd. *	685	4,622
Rosetta Resources, Inc. *	300	5,508
Rowan Companies, Inc.	500	15,275
Royal Dutch Shell PLC, ADR, Class B	2,900	165,561
RPC, Inc.	300	4,218
Saipem SpA	544	16,277
Salamander Energy PLC *	742	2,327
Santos, Ltd.	636	9,732
Saras SpA Raffinerie Sarde	1,651	6,890
Sasol, Ltd., SADR	1,100	46,739
Savanna Energy Services Corp.	400	5,814
SBM Offshore NV	403	8,628
Schlumberger, Ltd.	1,500	117,135
Schoeller-Bleckmann Oilfield Equipment AG	46	2,792
SEACOR Holdings, Inc. *	200	15,790
Sechilienne-Sidec SA	52	2,976
Sevan Marine ASA *	1,000	4,130
ShawCor, Ltd., Class A	200	4,022
Showa Shell Sekiyu K.K.	1,000	9,740
Singapore Petroleum Company, Ltd.	3,000	9,749
SK Corp.	205	19,089
SK Energy Company, Ltd.	196	14,850
Smith International, Inc.	400	23,456
Soco International PLC *	260	6,926
S-Oil Corp.	148	8,525
Solarworld AG	324	13,637
Southwestern Energy Company *	600	18,324
Spectra Energy Corp.	800	19,040
St. Mary Land & Exploration Company	300	10,695
StatoilHydro ASA, SADR	2,300	54,740
Stone Energy Corp. *	200	8,466
Storm Exploration, Inc. *	200	2,610
Subsea 7 Inc *	400	5,414
Suncor Energy, Inc.	1,100	45,478
Sunoco, Inc.	200	7,116
SunPower Corp., Class A *	100	7,093
Superior Energy Services, Inc. *	400	12,456
Superior Well Services, Inc. *	100	2,531
Swift Energy Company *	200	7,738
T-3 Energy Services, Inc. *	100	3,712
Talisman Energy, Inc.	3,600	50,808
Technip SA	482	27,084
Tesco Corp. *	200	4,188
TETRA Technologies, Inc. *	300	4,155
TGS Nopec Geophysical Company ASA *	600	4,828
Thai Oil Public Company, Ltd.	3,000	3,677
Theolia SA *	179	1,917
Tidewater, Inc.	300	16,608
TonenGeneral Sekiyu K.K.	1,000	8,213
Total SA, ADR	3,400	206,312

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
Trans-Canada Corp.	1,002	$35,934
Trican Well Service, Ltd. *	500	7,517
Trinidad Drilling, Ltd. *	400	3,702
Tristar Oil & Gas, Ltd. *	400	5,833
Tullow Oil PLC	1,344	17,183
Tupras Turkiye Petrol Rafine AS	800	14,594
UK Coal PLC *	640	3,932
Union Drilling, Inc. *	900	9,531
Unit Corp. *	300	14,946
UTS Energy Corp. *	2,400	2,864
VAALCO Energy, Inc. *	300	2,052
Valero Energy Corp.	600	18,180
Venoco, Inc. *	300	3,900
Venture Production PLC	606	6,639
Verenex Energy, Inc. *	300	2,283
Vero Energy, Inc. *	300	2,086
W&T Offshore, Inc.	500	13,645
Warren Resources, Inc. *	300	2,994
Weatherford International, Ltd. *	900	22,626
Whiting Petroleum Corp. *	400	28,504
Williams Companies, Inc.	800	18,920
Woodside Petroleum, Ltd.	583	23,525
XTO Energy, Inc.	900	41,868
Yanzhou Coal Mining Company, Ltd.	500	5,250

		5,676,030
Financial - 14.44%
1st Source Corp.	200	4,700
Aareal Bank AG	186	2,143
Aberdeen Asset Management PLC	3,686	8,447
ABSA Group, Ltd.	754	9,993
Admiral Group PLC	615	11,309
Aegon NV	4,756	42,078
Aetna, Inc.	800	28,888
Affiliated Managers Group, Inc. *	300	24,855
AFLAC, Inc.	800	47,000
African Bank Investments, Ltd.	3,377	10,429
AGF Management, Ltd. *	403	6,494
Agricultural Bank of Greece	2,722	7,887
Aichi Bank, Ltd.	100	6,928
Aioi Insurance Company, Ltd.	2,000	9,976
Akbank AS	1,850	9,471
Akita Bank, Ltd.	1,000	3,827
Alleanza Assicurazioni SpA	1,641	15,084
Allgreen Properties, Ltd.	5,000	2,226
Allianz SE	996	136,550
Allied Irish Banks PLC-Sponsored ADR	1,000	16,440
Allied Properties HK, Ltd.	20,000	2,598
Allreal Holding AG	41	4,644
Allstate Corp.	1,400	64,568
Alpha Bank A.E.	1,517	33,027
AMB Generali Holding AG	56	8,781
American Capital, Ltd. *	600	15,306
American Express Company	1,800	63,774
American Financial Group, Inc.	700	20,650
American International Group, Inc.	2,800	9,324
American National Insurance Company	100	8,633

The accompanying notes are an integral part of the financial statements.
73

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
AmeriCredit Corp. *	1,100	$11,143
Ameriprise Financial, Inc.	900	34,380
Amerisafe, Inc. *	200	3,640
Amlin PLC	3,038	17,384
AMMB Holdings BHD	9,200	7,977
AMP, Ltd.	3,081	17,519
Amtrust Financial Services, Inc.	300	4,077
Anglo Irish Bank Corp. PLC	3,621	20,541
Aomori Bank, Ltd.	1,000	3,788
Aon Corp.	500	22,480
Aozora Bank, Ltd.	2,000	3,135
Arthur J. Gallagher & Company	100	2,566
Ashmore Group PLC *	2,022	7,134
Asset Acceptance Capital Corp. *	200	2,108
Assicurazioni Generali SpA	1,073	35,620
Associated Banc Corp.	900	17,955
Associated International Hotels *	2,000	3,746
Assurant, Inc.	500	27,500
Astoria Financial Corp.	500	10,365
Australia and New Zealand
Banking Group, Ltd.	3,666	56,637
Australian Infrastructure Fund	1,830	3,199
Australian Stock Exchange, Ltd.	292	7,198
Australian Wealth Management, Ltd.	3,779	3,729
Avatar Holdings, Inc. *	100	3,300
Aviva PLC	7,875	68,499
Axa Asia Pacific Holdings, Ltd.	2,094	8,616
AXA-Sponsored ADR	3,300	107,778
Axis Bank, Ltd.	1,198	18,788
Babcock & Brown Wind Partners	6,731	5,654
Baloise Holding AG	326	22,258
Banca Carige SpA	5,154	17,026
Banca Italease *	1,059	6,762
Banca Monte dei Paschi Siena SpA	3,557	8,853
Banca Popolare dell'Etruria e del Lazio	478	3,763
Banca Popolare di Milano SpA	2,231	18,961
BancFirst Corp.	100	4,833
Banche Popolari Unite SpA	2,392	52,401
Banco Bilbao Vizcaya Argentaria SA, ADR	4,300	69,531
Banco Bilbao Vizcaya Argentaria SA	551	8,910
Banco BPI SA	1,170	3,639
Banco Bradesco SA, ADR	3,200	51,520
Banco Bradesco SA	1,700	24,032
Banco Comercial dos Acores SA	4,322	7,070
Banco de Chile	200	8,000
Banco de Sabadell SA	3,349	26,029
Banco de Valencia SA	696	8,489
Banco do Brasil SA	800	9,564
Banco Espirito Santo SA	527	6,535
Banco Guipuzcoano SA	290	2,738
Banco Itau Holding Financeira SA, ADR	2,750	48,125
Banco Pastor SA	626	5,393
Banco Popolare Societa Cooperativa	2,568	39,892
Banco Popular Espanol SA	2,844	33,876
Banco Santander Central Hispano SA	3,635	54,504
Banco Santander Central Hispano
SA-Sponsored ADR	10,400	156,208

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
BancorpSouth, Inc.	600	$16,878
Bangkok Bank PCL, Foreign Shares	2,900	8,885
Bank Central Asia Tbk PT	35,500	11,693
Bank Danamon Indonesia Tbk PT	17,500	8,922
Bank Hapoalim, Ltd.	2,355	6,970
Bank Leumi Le-Israel, Ltd.	2,275	7,740
Bank Mandiri Tbk PT	33,500	9,285
Bank Millennium SA	3,042	8,054
Bank Mutual Corp.	300	3,405
Bank of America Corp.	9,300	325,500
Bank of China, Ltd.	47,000	18,214
Bank of Communications Company, Ltd.,
Class H	8,000	7,286
Bank of East Asia, Ltd.	3,215	10,120
Bank of Greece SA	87	7,012
Bank of Hawaii Corp.	200	10,690
Bank of Ireland	600	13,608
Bank of Iwate, Ltd.	100	5,950
Bank of Kyoto, Ltd.	1,000	10,206
Bank of Montreal	1,009	43,580
Bank of Nagoya, Ltd.	1,000	5,522
Bank of New York Mellon Corp.	2,300	74,934
Bank of Nova Scotia	1,100	49,612
Bank of Okinawa, Ltd.	100	3,522
Bank of Piraeus SA	1,118	23,279
Bank of Queensland, Ltd.	617	6,608
Bank of the Ozarks, Inc.	100	2,700
Bank Pan Indonesia Tbk PT *	104,500	8,278
Bank Pekao SA	238	17,179
Bank Rakyat Indonesia Tbk PT	15,000	8,475
Bank Sarasin & Compagnie AG, Series B	196	7,506
Bank Zachodni WBK SA	124	7,985
BankFinancial Corp.	200	2,936
Bankinter SA, ADR	1,675	21,055
Banque Cantonale Vaudoise, Series B *	33	9,864
Banque Nationale de Belgique	1	3,868
Barclays PLC, SADR	3,700	91,390
Basler Kantonalbank	94	9,689
BB&T Corp.	1,400	52,920
Bendigo Bank, Ltd.	1,529	14,593
Benfield Group, Ltd.	796	4,796
Berkshire Hill Bancorp, Inc.	100	3,200
BlackRock, Inc.	200	38,900
BNP Paribas SA	1,528	145,859
BOC Hong Kong Holdings, Ltd.	4,000	7,151
BOK Financial Corp.	300	14,523
Brewin Dolphin Holdings PLC	1,191	2,680
Brit Insurance Holdings PLC	2,107	6,889
Brookline Bancorp, Inc.	900	11,511
Brown & Brown, Inc.	600	12,972
Cabcharge Australia, Ltd.	479	2,620
Canaccord Capital, Inc.	300	2,249
Canadian Imperial Bank of Commerce	600	34,436
Canadian Western Bank	300	5,615
Capital & Regional PLC	453	1,388
Capital City Bank Group, Inc.	200	6,270

The accompanying notes are an integral part of the financial statements.
74

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Capital One Financial Corp.	800	$40,800
Capital Southwest Corp.	100	14,205
Capitaland, Ltd.	8,000	17,438
Capitol Federal Financial	300	13,299
Cass Information Systems, Inc.	100	3,585
Cathay Financial Holdings Company, Ltd.	9,450	13,049
Cathay General Bancorp, Inc.	300	7,140
Catlin Group, Ltd.	1,699	10,650
CB Richard Ellis Group, Inc. *	1,100	14,707
Central Pacific Financial Corp.	200	3,362
Challenger Financial Services Group, Ltd.	2,280	4,499
Chang Hwa Commercial Bank, Ltd.	29,000	14,804
Charles Schwab Corp.	1,400	36,400
Chemical Financial Corp.	200	6,228
Cheung Kong Holdings, Ltd.	3,000	33,986
Chiba Bank, Ltd.	4,000	20,972
China Construction Bank - Hong Kong
Exchange	49,000	32,696
China Development Financial Holdings Corp.	51,250	15,539
China Everbright, Ltd.	10,000	16,045
China Insurance International Holdings
Company, Ltd.	7,000	13,468
China Life Insurance Company, Ltd., SADR	700	38,934
Chinatrust Finance Holding Company, Ltd.	27,010	14,822
Chubb Corp.	900	49,410
Chugoku Bank, Ltd.	1,000	13,954
CIGNA Corp.	1,000	33,980
Cincinnati Financial Corp.	500	14,220
Citigroup, Inc.	6,600	135,366
Citizens Banking Corp.	500	1,540
Citizens, Inc., Class A *	300	2,466
City Developments, Ltd.	1,000	6,253
City Holding Company	100	4,225
City National Corp.	300	16,290
Close Brothers Group PLC	901	9,086
CME Group, Inc.	100	37,151
CNA Financial Corp.	1,200	31,488
CNA Surety Corp. *	300	5,010
CNP Assurances SA	168	18,976
Cohen & Steers, Inc.	100	2,833
Colonial Bancgroup, Inc.	1,000	7,860
Comerica, Inc.	700	22,953
Commerce Asset Holdings	3,200	7,158
Commerce Bancshares, Inc.	300	13,920
Commerzbank AG	2,450	36,318
Commonwealth Bank of Australia, Ltd.	2,033	71,650
Community Bank Systems, Inc.	200	5,030
Community Trust Bancorp, Inc.	100	3,440
Corpbanca SA, SADR	100	2,404
Corus Bankshares, Inc.	300	1,215
Credit Agricole SA	1,869	35,990
Credit Saison Company, Ltd.	900	14,791
Credit Suisse Group, SADR	3,700	178,636
Cullen Frost Bankers, Inc.	300	18,000
CVB Financial Corp.	400	5,560
Cyrela Brazil Realty SA	1,400	14,347
D. Carnegie & Company AB	700	5,192

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Daegu Bank	730	$6,520
Daewoo Securities Company, Ltd.	990	14,587
Dah Sing Financial Group	800	3,380
Daisan Bank, Ltd.	1,000	3,346
Daishi Bank, Ltd.	2,000	7,897
Daishin Securities Company, Ltd.	250	3,962
Daito Trust Construction Company, Ltd.	200	7,439
Daiwa Securities Group, Inc.	2,000	14,567
Danske Bank AS	1,000	24,078
DBS Group Holdings, Ltd.	2,000	23,834
Delphi Financial Group, Inc.	300	8,412
Den Norske Bank ASA	1,681	13,041
Deutsche Bank AG	1,100	80,069
Deutsche Boerse AG	277	25,348
Deutsche Postbank AG	201	7,614
Dexia SA	972	10,618
Dime Community Bancorp, Inc.	200	3,044
Discover Financial Services	2,200	30,404
Discovery Holdings, Ltd., ADR	3,521	9,220
DLF, Ltd.	741	5,642
Dongbu Insurance Company, Ltd.	320	7,401
DVB Bank AG	130	4,767
E.Sun Financial Holding Company, Ltd.	19,760	5,340
East West Bancorp, Inc.	400	5,480
Eaton Vance Corp.	300	10,569
Echo Investment SA *	5,340	9,082
EFG Eurobank Ergas SA	1,415	25,793
EFG International, ADR	308	8,892
Ehime Bank, Ltd.	1,000	2,793
Eighteenth Bank, Ltd.	1,000	2,624
Employers Holdings, Inc.	200	3,476
Encore Capital Group, Inc. *	200	2,740
Erie Indemnity Company, Class A	300	12,681
Erste Bank der Oesterreichischen
Sparkassen AG	779	38,782
Euler Hermes SA	71	4,999
F&C Asset Management PLC	991	1,341
F.N.B. Corp.	300	4,794
Fairfax Financial Holdings, Ltd.	100	32,054
FBD Holdings PLC - London Exchange	77	1,181
FBL Financial Group, Inc., Class A	200	5,578
Federated Investors, Inc., Class B	300	8,655
Fidelity National Financial, Inc., Class A	1,200	17,640
Fidelity National Information Services, Inc.	600	11,076
Fifth Third Bancorp	1,200	14,280
Financial Federal Corp.	200	4,584
First American Corp.	700	20,650
First Busey Corp.	200	3,666
First Commonwealth Financial Corp. (a)	500	6,735
First Community Bancshares, Inc.	100	3,752
First Financial BanCorp	200	2,920
First Financial Bankshares, Inc.	100	5,188
First Financial Corp.	100	4,698
First Financial Holding Company, Ltd.	9,108	5,703
First Financial Holdings, Inc.	100	2,618
First Midwest BanCorp, Inc.	300	7,272

The accompanying notes are an integral part of the financial statements.
75

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
First Niagara Financial Group, Inc.	700	$11,025
First Security Group, Inc.	300	2,196
FirstMerit Corp.	500	10,500
FirstRand, Ltd.	5,619	11,570
Flushing Financial Corp.	200	3,500
Fondiaria-Sai SpA	237	5,594
Forest City Enterprises, Inc., Class A	700	21,469
Fortis Group SA	2,414	14,914
Franklin Resources, Inc.	400	35,252
Frontier Financial Corp.	300	4,029
Fubon Group Company, Ltd.	21,000	15,196
Fuhwa Financial Holdings Company, Ltd.	28,000	15,495
Fukui Bank, Ltd.	2,000	5,765
Fukuoka Financial Group, Inc.	3,000	11,040
Fulton Financial Corp.	900	9,819
GAMCO Investors, Inc.	100	5,930
GEK Group of Companies SA	925	5,711
Geniki Bank SA *	1,776	7,236
Genworth Financial, Inc., Class A	1,600	13,776
German American Bancorp	200	2,330
Getin Holding SA *	2,198	8,357
GFI Group, Inc.	500	2,355
Glacier Bancorp, Inc.	300	7,431
Goldman Sachs Group, Inc.	700	89,600
Great Eagle Holdings, Ltd,	4,000	8,896
Great-West Lifeco, Inc.	400	11,802
Greek Postal Savings Bank	615	6,366
Greenhill & Company, Inc.	100	7,375
Grupo Catalana Occidente SA	346	7,297
Grupo Financiero Banorte SA de CV	6,500	20,742
Grupo Financiero Inbursa SA de CV	5,600	19,253
GSD Holding AS *	8,585	6,625
Guangzhou R&F Properties Company, Ltd., H
Shares	4,800	4,408
Gunma Bank	2,000	11,405
Hallmark Financial Services, Inc. *	1,100	9,999
Hana Financial Group, Inc.	560	13,170
Hancock Holding Company	200	10,200
Hang Lung Group, Ltd.	4,000	12,671
Hang Lung Properties, Ltd.	7,000	16,478
Hang Seng Bank, Ltd.	1,100	20,795
Hannover Rueckversicherung AG	242	8,857
Hanover Insurance Group, Inc.	300	13,656
Hanwha Securities Company, Ltd.	1,440	10,083
Harleysville Group, Inc.	200	7,560
Harleysville National Corp.	200	3,396
Harris & Harris Group, Inc. *	300	1,914
Hartford Financial Services Group, Inc.	800	32,792
HBOS PLC	11,736	26,626
HCC Insurance Holdings, Inc.	700	18,900
HDFC Bank Ltd	200	16,990
Heartland Financial USA, Inc.	100	2,506
Helical Bar PLC	514	2,797
Helvetia Patria Holding AG	25	6,267
Henderson Group PLC	3,377	6,663
Henderson Land Development Company, Ltd.	4,000	17,831

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Higo Bank, Ltd.	2,000	$11,497
Hilb, Rogal and Hamilton Company	200	9,348
Hiscox PLC	2,313	10,169
Hokuhoku Financial Group, Inc.	4,000	8,926
Home Bancshares, Inc.	108	2,794
Home Capital Group, Inc.	100	2,960
Home Federal Bancorp, Inc.	200	2,550
Hong Kong Exchange & Clearing, Ltd.	1,800	22,170
Hong Leong Bank BHD	2,800	4,600
Hopewell Holdings, Ltd.	3,000	10,895
Hopson Development Holdings, Ltd., GDR	6,000	3,048
HSBC Holdings PLC-Sponsored ADR	5,200	420,316
Hua Nan Financial Holdings Company, Ltd.	11,220	6,977
Hudson City Bancorp, Inc.	1,700	31,365
Hyakujushi Bank, Ltd. *	2,000	11,200
Hypo Real Estate Holding AG	645	3,805
Hyundai Marine & Fire
Insurance Company, Ltd.	240	3,891
Hyundai Securities Company, Ltd.	680	6,893
IBERIABANK Corp.	100	5,285
ICAP PLC	897	5,786
ICICI Bank, Ltd., SADR	1,000	23,520
IGM Financial, Inc.	400	14,436
Independence Holding Company	200	2,310
Independent Bank Corp.	200	6,234
Industrial & Commercial Bank of China, Ltd.	53,000	32,033
Industrial Alliance Insurance and Financial
Services, Inc.	500	15,880
Industrial Bank of Korea	1,220	14,760
ING Canada, Inc., ADR	300	10,137
ING Groep NV, SADR	3,900	83,460
Integra Bank Corp.	200	1,596
IntercontinentalExchange, Inc. *	100	8,068
Intermediate Capital Group PLC	488	10,695
International Bancshares Corp.	500	13,500
International Personal Finance PLC	1,207	5,406
Intesa Sanpaolo SpA	15,269	83,973
Intrum Justitia AB	200	2,151
Investec PLC	2,049	11,195
Investec, Ltd.	1,608	9,408
Investment Technology Group, Inc. *	400	12,172
Investors Bancorp, Inc. *	600	9,030
Israel Discount Bank, Ltd. *	4,826	7,055
IVG Immobilien AG	619	5,964
Iyo Bank, Ltd.	1,000	10,901
Janus Capital Group, Inc.	500	12,140
Jefferies Group, Inc.	700	15,680
JHSF Participacoes SA	2,000	3,468
Jones Lang LaSalle, Inc.	200	8,696
Joyo Bank, Ltd.	2,000	9,105
JPMorgan Chase & Company	6,900	322,230
Julius Baer Holding AG	402	19,992
Juroku Bank, Ltd. *	3,000	11,483
Jyske Bank *	136	6,848
Kagawa Bank, Ltd.	1,000	4,685
Kagoshima Bank, Ltd.	2,000	13,741
KB Financial Group, Inc. *	600	27,414

The accompanying notes are an integral part of the financial statements.
76

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
KBC Bancassurance Holding NV	335	$29,142
KBW, Inc. *	100	3,294
Kearny Financial Corp.	500	6,120
Keiyo Bank, Ltd.	2,000	9,614
Kenedix, Inc.	4	2,351
Keppel Land, Ltd.	3,000	5,992
Kerry Properties, Ltd.	3,500	11,344
KeyCorp	900	10,746
King's Town Bank *	36,000	8,407
Kita-Nippon Bank, Ltd.	100	2,598
Kiyo Holdings, Inc.	4,000	5,771
Knight Capital Group, Inc. *	1,300	19,318
Komercni Banka AS	39	8,771
Korea Exchange Bank	680	6,315
Korea Investment Holdings Company, Ltd.	200	5,471
Korean Reinsurance Company, Ltd.	360	2,832
Kotak Mahindra Bank, Ltd.	718	8,588
Kowloon Development Company, Ltd.	7,000	6,268
Kredyt Bank SA	1,216	7,029
Krung Thai Bank PCL	42,800	7,647
Lakeland Bancorp, Inc.	200	2,338
Laurentian Bank of Canada	300	10,712
Legacy Bancorp, Inc. *	100	1,185
Legal & General Group PLC	23,509	42,427
Legg Mason, Inc.	300	11,418
Lend Lease Corp.	2,116	15,608
LeoPalace21 Corp.	700	5,413
LIG Non-Life Insurance Company, Ltd.	180	3,771
Lincoln National Corp.	500	21,405
Lippo Karawaci Tbk PT	50,000	3,696
Lloyds TSB Group PLC, SADR	2,600	43,498
Loews Corp.	900	35,541
M&T Bank Corp.	500	44,625
Macatawa Bank Corp.	300	2,097
Macquarie Airports, Ltd.	2,294	5,043
Macquarie Communications
Infrastructure Group, Ltd.	4,983	10,363
Macquarie Group, Ltd.	737	22,693
MainSource Financial Group, Inc.	200	3,920
Malayan Bank BHD	3,700	7,359
Malaysian Plantations BHD	11,800	8,574
Man Group PLC, ADR	3,903	23,851
Marfin Financial Group SA Holdings *	1,520	10,904
Markel Corp. *	100	35,150
Marlin Business Services Corp. *	800	6,784
Marsh & McLennan Companies, Inc.	700	22,232
MB Financial, Inc.	200	6,614
Mediobanca SpA	1,154	15,663
Mega Financial Holding Company, Ltd.	43,000	19,718
Mercury General Corp.	400	21,900
Merrill Lynch & Company, Inc.	1,100	27,830
MetLife, Inc.	1,500	84,000
Metropolitan Holdings, Ltd.	3,767	5,082
Milano Assicurazioni SpA	1,886	8,357
Mirae Asset Securities Company, Ltd.	68	5,990
Mitsubishi Estate Company, Ltd.	2,000	39,410

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Mitsubishi UFJ Financial Group, Inc.	15,500	$135,164
Mitsui Sumitomo Insurance Group Holdings,
Inc. *	700	23,840
Mitsui Trust Holdings, Inc.	4,000	21,595
Miyazaki Bank, Ltd.	1,000	2,990
Mizuho Financial Group, Inc.	12	52,478
Mobimo Holding AG *	62	9,679
Morgan Stanley	2,300	52,900
Muenchener Rueckversicherungs-
Gesellschaft AG	288	43,443
Musashino Bank, Ltd.	200	5,800
Nagano Bank, Ltd.	5,000	9,531
Nara Bancorp, Inc.	200	2,240
Nasdaq Stock Market, Inc. *	900	27,513
National Australia Bank, Ltd.	3,200	64,584
National Bank of Canada	600	27,428
National Bank of Greece SA	986	39,957
National Penn Bancshares, Inc.	400	5,840
Natixis	2,465	8,255
Navigators Group, Inc. *	100	5,800
NBT Bancorp, Inc.	200	5,984
Nedbank Group, Ltd.	671	8,496
New World Development Company, Ltd.	12,000	13,365
New York Community Bancorp, Inc.	1,500	25,185
NewAlliance Bancshares, Inc.	700	10,521
NewStar Financial, Inc. *	1,100	8,899
NH Investment & Securities Company, Ltd.	1,580	9,346
NIPPONKOA Insurance Company, Ltd.	2,000	11,242
Nishi-Nippon City Bank, Ltd.	3,000	7,491
Nissay Dowa General Insurance Company,
Ltd. *	2,000	11,086
Nomura Holdings, Inc.	2,200	28,710
Nomura Real Estate Holdings, Inc.	400	9,528
Nordea Bank AB	5,751	68,661
Northbridge Financial Corp.	200	5,497
Northern Trust Corp.	300	21,660
Northwest Bancorp, Inc.	300	8,262
Novae Group PLC	890	4,786
NRMA Insurance Group, Ltd.	8,273	27,460
Ocwen Financial Corp. *	1,800	14,490
Odontoprev SA *	100	1,498
Odyssey Re Holdings Corp.	200	8,760
Ogaki Kyoritsu Bank, Ltd. *	2,000	10,671
Oita Bank, Ltd.	1,000	5,269
OKO Bank PLC, Series A	651	9,487
Old Mutual PLC	9,922	13,888
Old National Bancorp	200	4,004
Old Republic International Corp.	1,100	14,025
Onex Corp.	500	12,906
optionsXpress Holdings, Inc.	200	3,884
Oritani Financial Corp. *	100	1,685
OTP Bank Rt. *	443	16,032
Oversea-Chinese Banking Corp., Ltd.	8,000	40,392
Pacific Capital Bancorp	300	6,105
PacWest Bancorp	200	5,718
Park National Corp.	100	7,800
Partners Group Holding AG	72	9,018

The accompanying notes are an integral part of the financial statements.
77

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Penson Worldwide, Inc. *	200	$2,774
Peoples Bancorp, Inc.	100	2,177
People's United Financial, Inc.	600	11,550
Peregrine Holdings, Ltd.	1,996	2,362
Perpetual Trust of Australia, Ltd.	227	8,722
PICC Property & Casualty Company, Ltd.,
Class H *	14,000	5,703
Piccolo Credito Valtellinese Scrl	1,389	11,586
Ping An Insurance Group Company of China,
Ltd.	3,500	20,496
Pinnacle Financial Partners, Inc. *	200	6,160
PNC Financial Services Group, Inc.	600	44,820
Portfolio Recovery Associates, Inc. *	100	4,863
Power Corp. Of Canada	1,300	38,111
Power Financial Corp.	400	12,501
Powszechna Kasa Oszczednosci Bank
Polski SA	452	8,284
Principal Financial Group, Inc.	800	34,792
ProAssurance Corp. *	200	11,200
Progressive Corp.	1,500	26,100
Prosperity Bancshares, Inc.	300	10,197
Protective Life Corp.	300	8,553
Proton Bank SA	1,023	8,012
Provident Financial PLC	616	9,557
Provident Financial Services, Inc.	700	11,557
Provident New York Bancorp	300	3,966
Prudential Financial, Inc.	1,000	72,000
Prudential PLC	3,200	58,880
PSG Group, Ltd.	3,779	7,272
Pusan Bank	730	6,594
QBE Insurance Group, Ltd.	1,382	29,804
Quest Capital Corp.	1,200	1,646
Quintain Estates & Development PLC	872	3,162
Raiffeisen International Bank Holding AG	72	5,200
Raymond James Financial, Inc.	400	13,192
Regus Group PLC	6,222	7,109
Reinsurance Group of America, Inc. *	400	21,600
Reliance Capital, Ltd.	428	10,569
Rensburg Sheppards PLC	600	5,423
Republic First Bancorp, Inc. *	1,100	9,471
Resona Holdings, Inc.	6	8,094
RLI Corp.	200	12,418
Rockville Financial, Inc.	200	3,150
Roma Financial Corp.	200	2,950
Royal Bank of Canada	1,613	76,544
Royal Bank of Scotland Group PLC	30,387	98,026
S & T Bancorp, Inc.	100	3,683
Safety Insurance Group, Inc.	100	3,793
Sampo Oyj, A Shares	1,339	30,465
Samsung Card Company, Ltd.	240	8,187
Samsung Fire & Marine
Insurance Company, Ltd.	49	8,578
Samsung Securities Company, Ltd.	305	19,285
Sanders Morris Harris Group, Inc.	1,100	9,515
Sanlam, Ltd.	10,273	22,115
Santam, Ltd.	321	3,474
Sapporo Hokuyo Holdings, Inc.	2	10,012

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
SCBT Financial Corp.	100	$3,760
Schroders PLC	539	9,943
Schroders PLC	539	8,217
Schweizerhall Holding AG	47	9,071
Schweizerische
National-Versicherungs-Gesellschaft AG *	4	2,444
SCOR SE	919	17,870
SeaBright Insurance Holdings, Inc. *	200	2,600
Selective Insurance Group, Inc.	300	6,876
Shenzhen Investment, Ltd.	14,000	2,095
Shiga Bank, Ltd.	2,000	12,697
Shikoku Bank, Ltd.	1,000	3,182
Shimao Property Holdings, Ltd., GDR	5,500	3,172
Shimizu Bank, Ltd.	100	3,946
Shin Kong Financial Holding Company, Ltd.	26,249	9,070
Shinhan Financial Group Company, Ltd.,
SADR	300	21,378
Shinko Securities Company, Ltd.	3,000	8,471
Shinsei Bank, Ltd.	3,000	9,227
Shinyoung Securities Company, Ltd.	260	8,850
Shizuoka Bank, Ltd.	2,000	19,691
Shui On Land, Ltd.	11,500	4,801
Shun Tak Holdings, Ltd.	18,000	6,198
Siam Commercial Bank PCL	2,300	4,653
Signature Bank *	200	6,976
Simmons First National Corp., Class A	100	3,560
Singapore Exchange, Ltd.	2,000	8,712
Sino Land Company, Ltd.	6,000	6,720
SinoPac Holdings Company, Ltd.	22,000	6,146
Skandinaviska Enskilda Banken AB, Series A	2,100	32,754
SLM Corp. *	1,500	18,510
SNS Reaal	467	5,330
Societa' Cattolica di Assicurazioni S.c.r.l.	309	14,341
Societe Generale	856	76,894
Sompo Japan Insurance, Inc.	3,000	25,463
Sony Financial Holdings, Inc.	2	7,874
Southside Bancshares, Inc.	100	2,520
Sovereign Bancorp, Inc.	2,900	11,455
SP Setia BHD	10,400	9,443
Spar Nord Bank A/S	600	7,627
Sparebanken Midt-Norge	200	1,312
Spark Infrastructure Group	6,753	7,885
St James's Place PLC	895	3,483
St. George Bank, Ltd.	912	21,526
St. Modwen Properties PLC	689	3,611
Stancorp Financial Group, Inc.	300	15,600
Standard Bank Group, Ltd.	3,518	40,436
Standard Chartered PLC	2,687	66,115
Standard Life PLC	6,947	30,285
State Auto Financial Corp.	300	8,721
State Street Corp.	900	51,192
StellarOne Corp.	200	4,134
Sterling Bancshares, Inc.	500	5,225
Sterling Financial Corp.	300	4,350
Stewart Information Services Corp.	100	2,975
Stifel Financial Corp. *	150	7,485
Storebrand ASA	2,167	12,879

The accompanying notes are an integral part of the financial statements.
78

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Student Loan Corp.	100	$9,300
Sumitomo Mitsui Financial Group, Inc.	8	50,157
Sumitomo Realty &
Development Company, Ltd.	1,000	21,779
Sumitomo Trust & Banking Company, Ltd.	4,000	26,650
Sun Hung Kai Properties, Ltd.	2,000	20,610
Sun Life Financial, Inc.	1,000	34,954
Suncorp-Metway, Ltd.	2,647	20,119
SunTrust Banks, Inc.	900	40,491
Suruga Bank, Ltd.	1,000	11,640
Susquehanna Bancshares, Inc.	500	9,760
SVB Financial Group *	200	11,584
Svenska Handelsbanken AB, Series A	1,800	40,313
Swedbank AB, A shares	1,600	20,918
Swiss Life Holding *	188	27,295
Swiss Re	1,393	77,319
Swissfirst AG	191	8,581
Sydbank AS	300	8,999
Synovus Financial Corp.	1,700	17,595
T&D Holdings, Inc.	350	18,488
T. Rowe Price Group, Inc.	500	26,855
Ta Chong Bank, Ltd. *	15,000	3,391
Taishin Financial Holdings Company, Ltd.	21,000	4,154
Taiwan Business Bank *	25,000	6,158
Taiwan Cooperative Bank	24,500	13,637
TCF Financial Corp.	600	10,800
TD Ameritrade Holding Corp. *	700	11,340
Texas Capital Bancshares, Inc. *	200	4,152
TFS Financial Corp.	900	11,268
The 77th Bank, Ltd.	2,000	10,085
The Bank of Yokohama, Ltd.	4,000	19,814
The Hachijuni Bank, Ltd.	2,000	10,610
The Hiroshima Bank, Ltd.	2,000	7,409
The Hyakugo Bank, Ltd.	2,000	11,336
The Nanto Bank, Ltd.	2,000	10,588
The San-in Godo Bank, Ltd.	1,000	7,747
The St. Joe Company *	300	11,727
The Travelers Companies, Inc.	1,600	72,320
TMX Group, Inc.	300	8,175
Tochigi Bank, Ltd.	1,000	5,330
Toho Bank, Ltd.	1,000	3,891
Tokio Marine Holdings, Inc.	1,300	47,728
Tokushima Bank, Ltd.	1,000	3,688
Tokyo Rakutenchi Company, Ltd.	3,000	10,906
Tokyo Tatemono Company, Ltd.	3,000	14,267
Tokyo Tomin Bank (The), Ltd.	200	3,291
Tokyu Land Corp.	2,000	7,434
Tomato Bank, Ltd.	5,000	9,264
Tompkins Trustco, Inc.	100	5,050
Tong Yang Investment Bank	370	2,710
Topdanmark AS *	50	7,165
Torchmark Corp.	300	17,940
Toronto Dominion Bank Ontario	1,500	90,317
Towa Bank, Ltd. *	12,000	10,436
Tower Group, Inc.	100	2,356
Transatlantic Holdings, Inc.	300	16,305

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
TrustCo Bank Corp., NY	300	$3,513
Trustmark Corp.	400	8,296
TrygVesta AS	138	8,873
Tullett Prebon PLC	598	2,944
Turkiye Garanti Bankasi AS *	3,421	8,096
Turkiye Halk Bankasi AS	1,645	7,332
Turkiye Is Bankasi AS	4,665	19,347
Turkiye Sinai Kalkinma Bankasi AS *	10,040	8,039
Turkiye Vakiflar Bankasi Tao	6,700	10,963
U.S. Bancorp	2,300	82,846
UBS AG *	684	11,691
UMB Financial Corp.	200	10,504
Umpqua Holdings Corp. (a)	400	5,884
Unibanco - Uniao de Bancos Brasileiros SA *	7,700	78,704
UniCredito Italiano SpA	17,507	65,465
Union Bankshares Corp.	100	2,400
UnionBanCal Corp.	500	36,645
Unipol Gruppo Finanziario SpA, ADR	3,084	6,618
Uniqa Versicherungen AG	343	8,814
United Bankshares, Inc.	300	10,500
United Community Banks, Inc. (a)	302	4,009
United Financial Bancorp, Inc.	200	2,970
United Fire & Casualty Company	200	5,718
United Industrial Corp, Ltd.	5,000	7,208
United Mizrahi Bank, Ltd.	1,337	8,338
United Overseas Bank, Ltd.	2,000	23,910
United Overseas Land, Ltd.	5,000	8,843
Unitrin, Inc.	300	7,482
Universal American Financial Corp. *	500	6,095
Univest Corp. of Pennsylvania	100	3,700
Unum Group	1,500	37,650
Uranium Participation Corp. *	300	1,742
Valiant Holding AG	111	19,643
Valley National Bancorp	500	10,480
Van der Moolen Holding NV *	1,420	6,571
Verwaltungs & Privat Bank AG	45	7,260
Vivacon AG	346	3,328
Vontobel Holding AG	286	9,178
W.R. Berkley Corp.	500	11,775
Wachovia Corp.	400	1,400
Waddell & Reed Financial, Inc., Class A	300	7,425
Washington Federal, Inc.	500	9,225
Waterstone Financial, Inc. *	200	1,954
Webster Financial Corp.	300	7,575
Wells Fargo & Company	5,300	198,909
WesBanco, Inc.	200	5,324
West Bancorp.	800	10,424
West Coast Bancorp	700	10,262
WestAmerica Bancorp	100	5,753
Western Financial Group, Inc.	600	1,742
Westfield Financial, Inc.	200	2,060
Westpac Banking Corp	600	50,830
Wheelock and Company, Ltd.	4,000	7,255
Wheelock Properties, Ltd.	15,000	7,797
White Mountains Insurance Group, Ltd.	100	46,975
Whitney Holding Corp.	400	9,700

The accompanying notes are an integral part of the financial statements.
79

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
WHK Group, Ltd.	5,300	$4,418
Wiener Staedtische Allgemeine
Versicherung AG	146	7,289
Wilmington Trust Corp.	400	11,532
Wilshire Bancorp, Inc.	200	2,434
Wing Hang Bank, Ltd.	500	3,842
Wing Tai Holdings, Ltd.	4,000	2,660
Wintrust Financial Corp.	200	5,870
Woori Investment & Securities Company, Ltd.	480	7,513
World Acceptance Corp. *	100	3,600
Yamagata Bank, Ltd.	1,000	5,624
Yamaguchi Financial Group, Inc.	1,000	12,204
Yamanashi Chuo Bank, Ltd.	1,000	4,955
Yapi ve Kredi Bankasi AS *	4,484	9,412
Zenith National Insurance Corp.	300	10,992
Zions Bancorp	300	11,610
Zurich Financial Services AG	540	149,537

		12,690,101
Industrial - 9.83%
3M Company	1,100	75,141
A P Moller Maersk AS	3	26,096
A. M. Castle & Company	200	3,456
A.O. Smith Corp.	200	7,838
A/s Dampskibsselskabet Torm	300	7,137
Aalberts Industries NV	526	6,733
ABB, Ltd. *	4,086	79,180
Abengoa SA	391	7,936
Acciona SA	95	14,479
ACS Actividades SA	391	15,830
Actuant Corp., Class A	300	7,572
Acuity Brands, Inc.	200	8,352
Adelaide Brighton, Ltd.	1,762	4,392
Advanced Energy Industries, Inc. *	200	2,736
Advantest Corp.	500	10,573
Aeci, Ltd.	824	6,153
Aecon Group, Inc.	200	2,176
Aeroports de Paris	102	8,422
Aerovironment, Inc. *	100	3,195
African Oxygen, Ltd.	1,477	4,973
AGCO Corp. *	300	12,783
Agfa Gevaert NV *	729	4,631
Aida Engineering, Ltd.	1,000	4,147
Airports of Thailand PLC	3,500	3,204
Aker Kvaerner ASA	400	6,477
Alamo Group, Inc.	100	1,705
Albany International Corp., Class A	200	5,466
Alexander & Baldwin, Inc.	300	13,209
Alfa Laval AB	700	7,244
All America Latina Logistica SA	2,300	15,713
Alliant Techsystems, Inc. *	100	9,394
Allied Waste Industries, Inc. *	1,900	21,109
Alps Electric Company, Ltd.	1,000	7,828
Alstom	395	29,984
Amada Company, Ltd.	2,000	10,984
Ambuja Cements, Ltd.	4,724	7,959
Amcor, Ltd.	4,001	17,594

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
AMEC PLC	1,279	$14,671
AMERCO, Inc. *	100	4,193
American Commercial Lines, Inc. *	200	2,128
American Ecology Corp.	100	2,767
American Science & Engineering, Inc.	100	5,973
American Superconductor Corp. *	100	2,357
Ameron International Corp.	100	7,165
AMETEK, Inc.	200	8,154
Ampco-Pittsburgh Corp.	100	2,590
Amphenol Corp., Class A	300	12,042
Analogic Corp.	100	4,976
Andritz AG	156	6,734
Anhui Conch Cement Company, Ltd., Class H *	2,000	7,639
Ansaldo STS SpA	342	4,852
Ansell, Ltd.	733	7,527
Apogee Enterprises, Inc.	200	3,006
Applied Industrial Technologies, Inc.	200	5,386
AptarGroup, Inc.	300	11,733
Argon ST, Inc. *	100	2,349
Arkansas Best Corp.	200	6,738
Arriva PLC	1,142	14,180
Arrow Electronics, Inc. *	500	13,110
Asahi Glass Company, Ltd.	1,000	8,791
Asciano Group	2,599	6,795
Asia Cement Corp.	6,360	5,658
Assa Abloy AB, Series B	1,600	19,375
Astec Industries, Inc. *	100	3,083
Asustek Computer, Inc.	4,398	8,704
Atlas Air Worldwide Holdings, Inc. *	100	4,031
Atlas Copco AB, Series A, ADR	800	9,089
Atlas Copco AB, Series B, ADR	800	8,083
AU Optronics Corp. ADR (a)	2,684	30,490
Aveng, Ltd.	2,595	19,817
Avnet, Inc. *	700	17,241
AVX Corp.	800	8,152
Axsys Technologies, Inc. *	100	5,894
AZZ, Inc. *	100	4,137
Badger Meter, Inc.	100	4,695
BAE Systems PLC	6,038	44,512
Bakrie & Brothers Tbk PT *	182,500	4,684
Baldor Electric Company	200	5,762
Ball Corp.	200	7,898
Bando Chemical Industries, Ltd.	1,000	2,761
Barco NV	64	2,909
Barnes Group, Inc.	200	4,044
BBA Aviation PLC	3,935	8,096
BE Aerospace, Inc. *	300	4,749
Bekaert SA	58	7,744
Belden, Inc.	300	9,537
Bemis Company, Inc.	600	15,726
Benchmark Electronics, Inc. *	300	4,224
Bharat Heavy Electricals, Ltd.	297	10,314
BICC PLC	2,275	12,361
Bilfinger Berger AG	252	13,126
Black & Decker Corp.	200	12,150
Blount International, Inc. *	200	2,226

The accompanying notes are an integral part of the financial statements.
80

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Boart Longyear Group	4,547	$4,101
Bobst Group AG	236	12,148
Boeing Company	1,200	68,820
Bombardier, Inc. *	1,900	10,319
Boral, Ltd.	3,892	19,325
Bouygues SA	414	18,754
Brickworks, Ltd.	976	9,187
Briggs & Stratton Corp.	600	9,708
Brinks Company	200	12,204
Bristow Group, Inc. *	100	3,384
Brother Industries, Ltd.	700	7,412
Bucher Industries AG	32	4,298
Bucyrus International, Inc., Class A	200	8,936
Builders FirstSource, Inc. * (a)	300	1,797
Burlington Northern Santa Fe Corp.	600	55,458
Buzzi Unicem SpA	369	5,670
C.H. Robinson Worldwide, Inc.	300	15,288
CAE, Inc.	1,102	8,804
Campbell Brothers, Ltd.	209	5,334
Canadian National Railway Company	700	33,400
Canadian Pacific Railway, Ltd.	600	32,175
Cargotec Corp. Oyj, B Shares	270	5,516
Carillion PLC	1,471	6,873
Carlisle Companies, Inc.	400	11,988
Cascade Corp.	100	4,381
Casella Waste Systems, Inc., Class A *	200	2,348
Casio Computer Company, Ltd.	800	7,511
Catcher Technology Company, Ltd. *	2,000	6,425
Caterpillar, Inc.	1,000	59,600
Celestica, Inc. *	1,300	8,135
Cementir SpA	447	2,133
Cementos Portland Valderrivas SA	66	3,179
Cemex SA de CV, SADR *	2,229	38,383
Central Glass Company, Ltd.	1,000	3,339
Central Japan Railway Company, Ltd.	2	18,859
Ceradyne, Inc. *	100	3,666
Chart Industries, Inc. *	100	2,856
Charter PLC	531	5,919
Checkpoint Systems, Inc. *	200	3,764
Cheil Industries, Inc.	200	8,786
Cheung Kong Infrastructure Holdings, Ltd.	1,000	4,654
Chi Mei Optoelectronics Corp.	17,850	11,753
China Grand Forestry Resources Group, Ltd. *	26,000	1,335
China High Speed Transmission Equipment
Group Company, Ltd.	5,000	9,151
China National Building Material Company,
Ltd. - Hong Kong Exchange	4,000	4,617
China Shipping Container Lines Company,
Ltd. - Hong Kong Exchange	26,000	4,474
China Shipping Development Company, Ltd.,
Class H - Hong Kong Exchange	4,000	5,251
Chloride Group PLC	857	2,967
Chunghwa Picture Tubes, Ltd.	31,000	4,931
Ciments Francais SA	106	11,060
Cimpor-Cimentos De Portugal SA	1,210	7,757
Circor International, Inc.	100	4,343
Clarcor, Inc.	100	3,795

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Clean Harbors, Inc. *	100	$6,755
Cobham PLC	3,670	12,475
Cognex Corp.	200	4,032
Columbus McKinnon Corp. *	100	2,357
Comfort Systems USA, Inc.	200	2,672
ComfortDelGro Corp., Ltd.	8,000	8,422
Commercial Metals Company	300	5,067
Compagnie de Saint-Gobain SA	1,109	57,367
COMSYS Holdings Corp.	1,000	8,619
Con-way, Inc.	200	8,822
Conzzeta Holding AG	4	8,611
Cookson Group PLC	1,223	10,297
Cooper Industries, Ltd., Class A	400	15,980
Corp Moctezuma SAB de CV	4,100	9,294
Cosco Corp. Singapore, Ltd.	3,000	3,220
COSCO Holdings	10,000	9,116
Crane Company	300	8,913
Crane Group, Ltd.	428	3,807
CRH PLC	1,400	29,848
Crown Holdings, Inc. *	400	8,884
CSR, Ltd.	8,337	16,705
CSX Corp.	1,000	54,570
Cubic Corp.	200	4,918
Cummins, Inc.	300	13,116
Curtiss-Wright Corp.	200	9,090
Cymer, Inc. *	200	5,066
D.S. Norden A/S	50	2,408
Daelim Industrial Company	209	12,985
Daewoo Engineering & Construction
Company, Ltd.	540	6,242
Daewoo Shipbuilding & Marine Engineering
Company, Ltd.	250	6,311
Daikin Industries, Ltd.	200	6,746
Dainippon Screen Manufacturing
Company, Ltd.	2,000	6,476
Danaher Corp.	600	41,640
Darling International, Inc. *	300	3,333
Deere & Company	500	24,750
Delta Electronics, Inc.	4,080	10,687
Delta PLC	4,870	9,281
Deutsche Post AG	2,271	47,383
Deutz AG	380	2,138
Dionex Corp. *	100	6,355
Dolby Laboratories, Inc., Class A *	100	3,519
Donaldson Company, Inc.	300	12,573
Doosan Corp. *	64	6,440
Doosan Heavy Industries and Construction
Company, Ltd.	106	7,918
Doosan Infracore Company, Ltd.	380	6,242
Dover Corp.	800	32,440
Downer EDI, Ltd.	2,398	12,218
DRS Technologies, Inc.	200	15,350
DSV AS, ADR	386	6,145
Ducommun, Inc.	100	2,388
Duerr AG	342	9,415
Dycom Industries, Inc. *	200	2,604
Dynamex, Inc. *	100	2,846

The accompanying notes are an integral part of the financial statements.
81

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Dynamic Materials Corp.	100	$2,321
Eagle Bulk Shipping, Inc.	200	2,788
Eagle Test Systems, Inc. *	200	3,062
East Japan Railway Company	5	37,288
Eastman Kodak Company	1,100	16,918
Eaton Corp.	400	22,472
Ebara Corp.	4,000	10,573
Electrocomponents PLC	2,084	6,167
EMCOR Group, Inc. *	400	10,528
Emerson Electric Company	1,000	40,790
Empresa Brasileira de Aeronautica SA, ADR	900	24,309
Empresas ICA Sociedad
Controladora SA de CV *	800	2,326
Encore Wire Corp.	200	3,622
Ener1, Inc. *	300	2,343
Energizer Holdings, Inc. *	100	8,055
Energy Conversion Devices, Inc. *	200	11,650
Energy Developments, Ltd.	3,967	7,916
Enersys *	300	5,913
Enka Insaat ve Sanayi AS	897	6,059
EnPro Industries, Inc. *	100	3,716
Epcos AG	533	13,474
ESCO Technologies, Inc. *	200	9,634
Esterline Technologies Corp. *	100	3,959
Euronav NV	213	5,889
European Aeronautic Defence &
Space Company	1,218	20,785
Evergreen International Storage & Transport
Corp.	6,000	2,929
Evergreen Marine Corp.	20,000	9,131
Evertz Technologies, Ltd.	100	1,421
Expeditors International of Washington, Inc.	300	10,452
Ezra Holdings, Ltd.	2,000	1,617
Fanuc, Ltd.	200	15,046
FARO Technologies, Inc. *	100	2,037
FedEx Corp.	600	47,424
FEI Company *	200	4,762
Finmeccanica SpA	727	15,760
Finning International, Inc.	500	9,810
FirstGroup PLC	983	9,384
Fletcher Building, Ltd.	2,167	9,790
FLIR Systems, Inc. *	200	7,684
Flowserve Corp.	100	8,877
FLS Industries AS, B Shares	100	5,078
Flughafen Zuerich AG	27	8,707
Fluor Corp.	200	11,140
FMC Technologies, Inc. *	200	9,310
Fomento de Construcciones SA	139	6,279
Forbo Holding AG *	23	9,178
Forward Air Corp.	100	2,723
Foster Wheeler, Ltd. *	200	7,222
Franklin Electric, Inc.	100	4,455
Fraport AG, ADR	131	7,785
Freightcar America, Inc.	100	2,927
Frontline, Ltd.	100	4,723
Fuji Electric Holdings Company, Ltd.	3,000	7,247
Fuji Photo Film Company, Ltd.	900	23,203

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Fujikura, Ltd.	2,000	$7,769
Fujitec Company, Ltd.	1,000	4,881
Funai Electric Company, Ltd.	100	1,844
Furukawa Electric Company, Ltd.	3,000	13,248
Futuris Corp., Ltd.	3,890	4,392
Gamesa Corporacion Tecnologica SA	423	14,493
Gamuda BHD	7,700	4,809
Gardner Denver, Inc. *	300	10,416
GATX Corp.	300	11,871
Geberit AG, ADR	157	19,254
Genco Shipping & Trading, Ltd.	200	6,648
General Cable Corp. *	200	7,126
General Dynamics Corp.	600	44,172
General Electric Company	14,600	372,300
Genesee & Wyoming, Inc., Class A *	200	7,504
GenTek, Inc. *	100	2,571
Gentex Corp.	600	8,580
Gerber Scientific, Inc. *	200	1,828
Gerresheimer AG	197	8,956
Gildemeister AG	331	5,590
Glory, Ltd.	400	9,221
Go-Ahead Group PLC	135	4,012
Goodrich Corp.	400	16,640
GP Strategies Corp. *	1,200	9,120
Graco, Inc.	100	3,561
GrafTech International, Ltd. *	400	6,044
Granite Construction, Inc.	200	7,164
Greatbatch, Inc. *	100	2,454
Greif, Inc., Class A	200	13,124
Griffon Corp. *	654	5,897
Grindrod, Ltd.	1,583	3,457
Groupe Eurotunnel SA *	702	8,389
Grupo Aeroportuario del Pacifico SA de CV,
B Shares	900	2,284
Grupo Ferrovial SA	296	13,607
GS Engineering & Construction Corp.	163	13,163
GulfMark Offshore, Inc. *	200	8,976
GWA International, Ltd.	1,261	2,865
Halma PLC	2,484	8,771
Hamamatsu Photonics KK	400	9,763
Hanil Cement Manufacturing Company, Ltd.	146	9,193
Hanjin Heavy Industries & Construction
Holdings Company, Ltd. *	120	1,886
Hanjin Shipping Company, Ltd.	270	6,286
Hankyu Hanshin Holdings, Inc.	3,000	13,780
Harbin Power Equipment Company, Ltd.	6,000	4,298
Harsco Corp.	300	11,157
Haynes International, Inc. *	100	4,683
Heartland Express, Inc.	300	4,656
HEICO Corp., Class A	100	2,806
HEICO Corp.	100	3,282
Heidelbergcement AG	144	15,217
Heidelberger Druckmaschinen AG	300	4,726
Hexagon AB	600	6,869
Hexcel Corp. *	200	2,738
Hexpol AB *	60	416
Hills Industries, Ltd.	937	3,264

The accompanying notes are an integral part of the financial statements.
82

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Hi-P International, Ltd.	25,000	$6,698
Hirose Electric Company, Ltd.	100	9,531
Hitachi, Ltd.	600	41,634
HKC Holdings, Ltd.	22,000	1,840
Hochtief AG	229	10,929
Hoganas AB, Series B	200	3,054
Holcim, Ltd.	658	48,226
Hon Hai Precision Industry Company, Ltd.	4,600	16,476
Honeywell International, Inc.	1,000	41,550
Hosiden Corp.	600	8,642
Hoya Corp.	400	7,935
Hub Group, Inc., Class A *	100	3,765
Hubbell, Inc., Class B	300	10,515
Hyundai Elevator Company, Ltd.	131	8,732
Hyundai Engineering & Construction
Company, Ltd.	133	7,978
Hyundai Heavy Industries	74	17,131
Hyundai Hysco Company, Ltd.	990	9,145
Hyundai Merchant Marine Company, Ltd.	270	8,702
Hyundai Mipo Dockyard	44	6,444
Ibiden Company, Ltd.	300	7,303
IDEX Corp.	400	12,408
II-VI, Inc. *	100	3,866
IJM Corp. Berhad *	3,100	4,272
Illinois Tool Works, Inc.	700	31,115
Imax Corp. *	300	1,776
Imerys SA	110	6,320
IMI PLC	1,026	6,923
Impregilo SpA *	969	3,741
Indocement Tunggal Prakarsa Tbk PT	7,000	4,378
Insituform Technologies, Inc., Class A *	200	2,992
Interline Brands, Inc. *	200	3,242
Intermec, Inc. *	300	5,892
Intevac, Inc. *	200	2,128
Invensys PLC *	1,822	6,770
Ishikawajima-Harima Heavy Industries
Company, Ltd.	5,000	7,857
Italcementi SpA	424	5,252
Italmobiliare SpA	55	2,934
Itron, Inc. *	200	17,706
ITT Corp.	300	16,683
J.B. Hunt Transport Services, Inc.	200	6,674
Jabil Circuit, Inc.	2,200	20,988
Jacobs Engineering Group, Inc. *	300	16,293
Jaiprakash Associates, Ltd.	2,582	6,248
James Hardie Industries NV	700	14,609
Jenoptik AG *	706	4,293
Jeol, Ltd.	1,000	3,047
JGC Corp.	1,000	16,043
Jiangxi Copper Company, Ltd., Class H	6,000	6,009
JM AB	800	6,539
John Bean Technologies Corp. *	43	547
Johnson Electronic Holdings, Ltd.	11,000	4,133
Joy Global, Inc.	200	9,028
JS Group Corp.	700	8,812
Kadant, Inc. *	100	2,277
Kajima Corp.	3,000	9,063

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Kaman Corp., Class A	100	$2,848
Kanaden Corp.	2,000	9,432
Kansas City Southern *	300	13,308
Kawasaki Heavy Industries, Ltd.	5,000	10,668
Kawasaki Kisen Kaisha, Ltd.	3,000	18,560
Kaydon Corp.	200	9,012
KBR, Inc.	1,100	16,797
KCI Konecranes Oyj	207	4,950
Keihin Electric Express Railway Company, Ltd.	2,000	13,109
Keio Corp.	2,000	10,771
Keisei Electric Railway Company, Ltd.	2,000	11,011
Keller Group PLC	325	3,886
Kennametal, Inc.	300	8,136
Keyence Corp.	100	19,948
Kinden Corp.	2,000	19,053
Kingspan Group PLC - London Exchange	428	3,867
Kintetsu Corp.	3,000	10,455
Kirby Corp. *	300	11,382
Kitano Construction Corp.	5,000	10,192
Kitz Corp.	1,000	4,696
KLA-Tencor Corp.	600	18,990
Knight Transportation, Inc.	500	8,485
KNM Group BHD	8,400	3,112
Komatsu, Ltd.	1,200	19,646
Komori Corp.	700	9,405
Kone Corp. Oyj	534	14,533
Konica Minolta Holdings, Inc.	1,000	11,429
Koninklijke BAM Groep NV	521	6,753
Koninklijke Boskalis Westinster NV	162	7,679
Koninklijke Philips Electronics NV	2,300	62,675
Koninklijke Ten Cate NV	143	4,731
Koninklijke Vopak NV	140	6,586
Koppers Holdings, Inc.	100	3,741
Korea Kumho Petrochemical Company, Ltd.	90	2,981
Korea Line Corp.	31	4,047
Krones AG	110	5,470
Kubota Corp.	4,000	25,230
Kuehne & Nagel International AG	181	12,077
Kumho Industrial Company, Ltd.	150	2,927
Kureha Corp.	1,000	5,481
Kurita Water Industries, Ltd.	300	7,027
Kyocera Corp.	400	30,464
Kyowa Exeo Corp.	1,000	9,091
L-1 Identity Solutions, Inc. *	400	6,112
Ladish Company, Inc. *	100	2,025
Lafarge SA	502	52,855
Laird Group PLC	1,023	4,537
Lancaster Colony Corp.	100	3,766
Landstar Systems, Inc.	200	8,812
Largan Precision Company, Ltd.	1,000	10,489
Larsen & Toubro, Ltd.	275	14,465
Lassila & Tikanoja Oyj	105	2,076
Layne Christensen Company *	100	3,543
Leggett & Platt, Inc.	600	13,074
Legrand SA, ADR	330	7,443
Leighton Holdings, Ltd.	269	8,280

The accompanying notes are an integral part of the financial statements.
83

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Lennox International, Inc.	100	$3,327
Leoni AG	215	6,501
LG Electronics, Inc.	169	15,637
LG Philips LCD Company, Ltd., ADR	1,800	22,860
Lincoln Electric Holdings, Inc.	200	12,862
Lindab International AB	600	7,318
Linde AG	301	32,143
Lindsay Corp.	100	7,275
Littelfuse, Inc. *	100	2,973
LLX Logistica SA *	300	284
Lockheed Martin Corp.	600	65,802
LS Cable, Ltd.	105	7,116
Mabuchi Motor Company, Ltd.	100	4,547
Maeda Road Construction Company, Ltd.	1,000	6,469
Maezawa Kasei Industries Company, Ltd.	1,000	9,218
Makino Milling Machine Company, Ltd.	1,000	3,988
Makita Corp.	300	6,146
MAN AG	211	14,206
Manitowoc Company, Inc.	900	13,995
Marten Transport, Ltd. *	700	13,657
Martin Marietta Materials, Inc.	100	11,198
Masco Corp.	1,100	19,734
Matsushita Electric Works, Ltd.	1,000	8,881
Matthews International Corp., Class A	200	10,148
Meggitt PLC	4,232	14,240
Melrose PLC *	3,200	8,273
Metalico, Inc. *	200	1,180
Methode Electronics, Inc.	400	3,576
Metra Oyj, B Shares	478	20,137
Metso Oyj	860	21,093
Mettler-Toledo International, Inc. *	100	9,800
Michael Baker Corp. *	100	3,480
Michaniki SA	2,623	8,604
Micro-Star International Company, Ltd.	7,279	3,323
Middleby Corp. *	100	5,431
Mine Safety Appliances Company	100	3,812
Minebea Company, Ltd.	2,000	7,501
Minoan Lines Shipping SA	1,474	9,352
Miranda Technologies, Inc. *	300	1,762
MISC BHD	5,200	12,365
Mitsubishi Electric Corp.	3,000	20,241
Mitsubishi Heavy Industries, Ltd.	6,000	26,061
Mitsuboshi Belting Company, Ltd.	1,000	4,753
Mitsui Engineering & Shipbuilding
Company, Ltd.	5,000	9,528
Mitsui O.S.K. Lines, Ltd.	1,000	8,688
Mitsumi Electric Company, Ltd.	400	10,157
Modec, Inc.	100	2,357
Molex, Inc.	400	8,324
Moog, Inc., Class A *	300	12,864
Morgan Crucible Company PLC	2,337	6,606
Morgan Sindall PLC	210	1,675
Morita Corp.	3,000	11,664
Mota Engil, SGPS SA	444	1,941
MTR Corp., Ltd.	3,500	10,335
MTU Aero Engines Holding AG	247	6,807

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Mueller Industries, Inc.	200	$4,602
Mueller Water Products, Inc., Class B	600	3,900
Mueller Water Products, Inc.	200	1,796
Murata Manufacturing Company, Ltd.	500	20,185
Murray & Roberts Holdings, Ltd.	837	9,831
Nabtesco Corp.	1,000	8,052
NACCO Industries, Inc., Class A	100	9,452
Nachi-Fujikoshi Corp. *	1,000	2,670
Nagoya Railroad Comapny, Ltd.	4,000	11,387
Nalco Holding Company	500	9,270
Nampak, Ltd. *	1,793	3,061
Napco Security Systems, Inc. *	500	1,465
National Express Group PLC	489	7,071
National Instruments Corp.	300	9,015
NCC AB	400	3,963
NCI Building Systems, Inc. *	200	6,350
NEC Corp.	8,000	34,193
Neo Material Technologies, Inc. *	700	1,217
Neptune Orient Lines, Ltd.	4,000	5,101
Nexans SA	179	15,924
NGK INSULATORS, Ltd.	1,000	12,242
Nichia Steel Works, Ltd.	3,000	10,049
Nidec Corp.	200	12,304
Nikon Corp.	1,000	23,989
Nippon Carbon Company, Ltd.	1,000	3,200
Nippon Chemi-Con Corp.	1,000	3,220
Nippon Electric Glass Company, Ltd.	1,000	9,058
Nippon Express Company, Ltd.	5,000	22,321
Nippon Konpo Unyu Soko Company, Ltd.	1,000	9,350
Nippon Sheet Glass Company, Ltd.	3,000	15,536
Nippon Thompson Company, Ltd.	1,000	4,236
Nippon Yusen Kabushiki Kaisha	1,000	6,519
Nishimatsu Construction Company, Ltd.	2,000	4,604
Nishi-Nippon Railroad Company, Ltd.	3,000	10,056
NKT Holding A/S	119	5,604
Norbord, Inc.	600	2,363
Norddeutsche Affinerie AG	210	8,876
Nordex AG *	111	3,040
Nordson Corp.	100	4,911
Norfolk Southern Corp.	800	52,968
Northrop Grumman Corp.	700	42,378
Northwest Pipe Company *	100	4,362
NSK, Ltd.	2,000	11,554
NTN Corp.	2,000	10,394
Obayashi Corp.	2,000	10,114
Obrascon Huarte Lain SA	201	3,593
Odakyu Electric Railway Company, Ltd.	2,000	14,804
Oesterreichische Post AG *	181	6,115
Okumura Corp.	1,000	3,822
Old Dominion Freight Lines, Inc. *	200	5,668
Olympus Optical Company, Ltd.	1,000	29,228
Omron Corp.	500	7,761
Orbital Sciences Corp., Class A *	200	4,794
Orica, Ltd.	849	14,338
Ormat Industries	811	8,710
OSI Systems, Inc. *	100	2,351

The accompanying notes are an integral part of the financial statements.
84

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Outotec Oyj	128	$3,446
Overseas Shipholding Group, Inc.	200	11,662
Owens Corning, Inc. *	500	11,955
Owens-Illinois, Inc. *	800	23,520
Pacer International, Inc.	200	3,294
Pacific Basin Shipping, Ltd.	8,000	6,651
Packaging Corp. of America	500	11,590
Pall Corp.	200	6,878
PanaHome Corp.	1,000	5,594
Park Electrochemical Corp.	100	2,424
Parker-Hannifin Corp.	600	31,800
PBG SA *	86	8,335
Peab AB, Series B	400	2,128
Pentair, Inc.	500	17,285
PerkinElmer, Inc.	600	14,982
Pfleiderer AG	325	3,936
PGT, Inc. *	400	1,212
PHI, Inc. *	100	3,693
Plexus Corp. *	300	6,210
Polnord SA *	395	8,502
POS Malaysia & Services Holdings BHD	19,100	10,022
Powell Industries, Inc. *	100	4,081
Power-One, Inc. *	900	1,305
Precision Castparts Corp.	200	15,756
Presstek, Inc. *	1,800	10,152
Pretoria Portland Cement Company, Ltd.	1,177	4,488
Promotora y Operadora de Infraestructura
SAB de CV *	700	1,344
Prysmian SpA	430	8,458
Punj Lloyd, Ltd.	1,401	8,750
Raven Industries, Inc.	100	3,935
RBC Bearings, Inc. *	100	3,369
Regal-Beloit Corp.	200	8,504
Reunert, Ltd.	848	5,973
Rexam PLC	2,690	19,112
Rheinmetall AG	206	11,087
RHI AG *	89	3,236
Rieter Holding AG	46	13,998
Rinnai Corp.	300	12,244
Robbins & Myers, Inc.	200	6,186
Rockwell Automation, Inc.	300	11,202
Rockwell Collins, Inc.	200	9,618
Rockwool International AS, B Shares	100	8,553
Rofin-Sinar Technologies, Inc. *	100	3,061
Rogers Corp. *	100	3,698
Rolls-Royce Group PLC *	5,408	32,745
Roper Industries, Inc.	300	17,088
Rotork PLC	289	4,828
Ryder Systems, Inc.	300	18,600
Ryobi, Ltd.	1,000	2,706
Ryosan Company, Ltd.	200	4,141
Sacyr Vallehermoso SA	563	9,344
Safran SA	1,001	17,518
Samsung Electro-Mechanics Company, Ltd.	490	15,630
Samsung Engineering Company, Ltd.	111	6,914
Samsung Heavy Industries Company, Ltd.	300	7,988

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Samsung SDI Company, Ltd. *	245	$17,898
Sandvik AB	1,465	15,520
Sankyu, Inc. *	3,000	10,747
Sanwa Shutter Corp.	2,000	7,554
Sanyo Electric Company, Ltd. *	5,000	8,681
Sauer-Danfoss, Inc.	300	7,407
Schindler Holding AG	129	7,893
Schneider Electric SA	674	57,879
Sealed Air Corp.	500	10,995
Secom Company, Ltd.	300	12,497
Seino Transportation Company, Ltd.	2,000	9,433
SembCorp Industries, Ltd.	7,000	16,036
SembCorp Marine, Ltd.	4,000	8,504
Semen Gresik Persero Tbk PT	11,500	4,107
Senior PLC	2,247	3,424
Senko Company, Ltd.	1,000	3,540
Severfield Rowen PLC	2,280	9,064
Shanghai Electric Group Company, Ltd. *	26,000	7,926
Shanks Group PLC	1,362	4,662
Sharp Corp.	2,000	21,854
Shaw Group, Inc. *	500	15,365
Shimizu Corp.	3,000	14,291
Siemens AG, SADR	1,400	131,446
SIG PLC	777	5,400
Sika AG	15	16,971
Silgan Holdings, Inc.	200	10,218
Simpson Manufacturing Company, Inc. (a)	300	8,127
Sims Group, Ltd.	684	16,572
Singapore Post, Ltd.	5,000	3,342
Singapore Technologies Engineering, Ltd.	5,000	9,495
Sinotrans, Ltd., Class H	11,000	2,149
Sjaelso Gruppen A/S	150	1,412
Skanska AB, Series B	1,000	11,382
SKC Company, Ltd.	610	10,661
SKF AB, B Shares	1,200	15,330
SMC Corp.	300	31,256
Smit Internationale NV	49	4,249
Smith & Wesson Holding Corp. *	2,400	8,976
Smiths Group PLC	528	9,574
SMK Corp.	1,000	3,272
SMRT Corp., Ltd.	8,000	11,123
Snap-on, Inc.	300	15,798
SNC-Lavalin Group, Inc.	200	7,231
Solon AG Fuer Solartechnik *	197	8,430
Sonae Industria, SGPS SA	2,576	7,960
Songa Offshore ASA *	400	3,809
Sonoco Products Company	500	14,840
Southern Steel BHD	16,800	9,467
Spectris PLC	355	4,245
Spirax-Sarco Engineering PLC	456	7,420
SPX Corp.	200	15,400
Ssangyong Cement Industrial Company, Ltd. *	1,260	9,126
Stagecoach Group PLC	2,732	12,416
Standex International Corp.	500	13,875
Stanley Electric Corp.	600	8,802
Stanley Works	300	12,522

The accompanying notes are an integral part of the financial statements.
85

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Stanley, Inc. *	100	$3,691
Stericycle, Inc. *	100	5,891
Sterling Construction Company, Inc. *	600	9,720
Sterlite Industries India Ltd	803	7,435
Stoneridge, Inc. *	200	2,250
STX Shipbuilding Company, Ltd.	430	8,378
Sulzer AG	175	18,620
Sumitomo Electric Industries, Ltd.	2,700	29,387
Sumitomo Heavy Industries, Ltd.	2,000	9,536
Sumitomo Osaka Cement Company, Ltd.	3,000	4,890
Sun Hydraulics, Inc.	100	2,604
Sunpower Corp., Class B *	110	7,573
Suzlon Energy, Ltd.	941	3,134
Swisslog Holding AG *	10,748	7,898
Synnex Technology International Corp.	5,000	7,838
Tadano, Ltd.	1,000	6,262
Taihan Electric Wire Company, Ltd.	260	6,508
TAIHEIYO CEMENT CORP.	5,000	7,290
Taisei Corp.	4,000	10,439
Taiwan Cement Corp.	17,080	10,208
Taiwan Glass Industrial Corp.	5,400	3,097
Taiyo Yuden Company, Ltd.	1,000	9,878
Takara Standard Company, Ltd.	1,000	4,793
Takasago Thermal Engineering Company, Ltd.	1,000	9,068
TAL International Group, Inc.	200	4,164
Tatung Company, Ltd. *	22,000	4,802
Techtronic Industries Company, Ltd.	11,000	10,106
Tecnicas Reunidas SA	148	6,319
Tecumseh Products Company, Class A *	100	2,504
Teledyne Technologies, Inc. *	200	11,432
Teleflex, Inc.	300	19,047
Tennant Company	100	3,426
Terex Corp. *	600	18,312
Texas Industries, Inc.	200	8,172
Textron, Inc.	600	17,568
Thales SA	150	7,570
The Japan Steel Works, Ltd.	1,000	12,433
Thermo Fisher Scientific, Inc. *	600	33,000
THK Company, Ltd.	700	10,892
Timken Company	600	17,010
Titan Cement Company SA	247	8,157
TKH Group NV	165	3,060
TNT Post Group NV	655	18,148
Tobu Railway Company, Ltd.	2,000	9,698
Toda Corp.	3,000	11,940
Toho Zinc Company, Ltd.	1,000	2,730
Tokyo Seimitsu Company, Ltd.	200	2,435
Tokyu Corp.	2,000	9,555
Toll Holdings, Ltd.	3,371	19,095
Tomkins PLC, SADR	700	7,749
Tomra Systems ASA	800	4,176
Tonami Transportation Company, Ltd.	5,000	10,155
Toromont Industries, Ltd.	300	7,431
Toshiba Corp.	3,000	13,084
Toyo Engineering Corp.	1,000	4,253
Toyo Seikan Kaisha, Ltd.	600	9,210

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
TransDigm Group, Inc. *	300	$10,269
Transfield Services, Ltd.	1,444	8,913
Transpacific Industries Group, Ltd.	1,519	8,659
Travis Perkins PLC	851	8,154
Trelleborg AB, Series B	575	8,016
Trencor, Ltd.	1,135	2,900
Trinity Industries, Inc.	500	12,865
Triumph Group, Inc.	100	4,571
Tsubakimoto Chain Company, Ltd.	1,000	3,995
TTM Technologies, Inc. *	400	3,968
Tyco Electronics, Ltd.	1,000	27,660
U.S. Concrete, Inc. *	500	2,235
Ultra Electronics Holdings PLC	226	5,123
Ultralife Batteries, Inc. *	1,000	7,750
ULVAC, Inc. *	300	8,497
U-Ming Marine Transport Corp.	4,000	5,765
Union Pacific Corp.	1,200	85,392
United Group, Ltd.	773	7,981
United Parcel Service, Inc., Class B	1,100	69,179
United Technologies Corp.	1,500	90,090
United Tractors Tbk PT	8,750	8,628
Universal Cement Corp. *	17,000	8,439
Universal Display Corp. *	200	2,192
Universal Truckload Services, Inc. *	100	2,436
Uponor Oyj	186	2,354
URS Corp. *	300	11,001
USG Corp. *	600	15,360
Ushio, Inc.	500	8,238
Vallourec SA	84	18,125
Valmont Industries, Inc.	100	8,269
Varian, Inc. *	100	4,290
Veidekke ASA	501	2,687
Venture Corp., Ltd.	3,000	16,321
Vestas Wind Systems AS *	317	27,669
Vicor Corp.	200	1,776
Vinci SA	634	29,872
Vishay Intertechnology, Inc. *	900	5,958
Viterra, Inc. *	1,300	12,423
Volvo AB, Series A	800	6,790
Volvo AB, Series B	1,800	16,262
Vossloh AG	37	3,835
VT Group PLC	583	5,464
Vulcan Materials Company	400	29,800
W.H. Brady Company, Class A	200	7,056
Wabtec Corp.	200	10,246
Walsin Lihwa Corp.	39,000	10,602
Wan Hai Lines, Ltd.	8,400	3,771
Waste Connections, Inc. *	300	10,290
Waste Management, Inc.	800	25,192
Waters Corp. *	200	11,636
Watts Water Technologies, Inc., Class A	200	5,470
Wavin NV	1,265	7,287
Weg SA	1,400	10,440
Weir Group PLC	1,197	13,143
Werner Enterprises, Inc.	300	6,513
Wesfarmers, Ltd.	868	20,186

The accompanying notes are an integral part of the financial statements.
86

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
West Japan Railway Company, Ltd.	3	$12,847
Wienerberger Baustoffindustrie AG	249	6,760
Wolseley PLC	2,343	17,710
Woodward Governor Company	200	7,054
Woongjin Coway Company, Ltd.	170	4,291
WorleyParsons, Ltd.	350	8,657
Worthington Industries, Inc.	300	4,482
Yageo Corp.	17,000	3,440
Yamatake Corp. *	500	8,053
Yamato Transport Company, Ltd.	1,000	11,200
Yang Ming Marine Transport Corp.	16,499	5,760
YASKAWA Electric Corp.	1,000	5,694
YIT Oyj	616	6,432
Yokogawa Electric Corp.	1,000	6,349
YRC Worldwide, Inc. *	500	5,980
YTL Corp. BHD	2,400	4,394
Zardoya Otis SA	460	10,042
Zebra Technologies Corp., Class A *	300	8,355
Zehnder Group AG	10	9,610
Zodiac SA	229	10,921
Zumtobel AG *	627	8,889

		8,636,341
Technology - 4.20%
3D Systems Corp. *	200	2,850
Absolute Software Corp. *	200	1,547
Acer Sertek, Inc.	5,075	8,641
ACI Worldwide, Inc. *	100	1,752
Actel Corp. *	200	2,496
Activision Blizzard, Inc. *	1,700	26,231
Acxiom Corp.	300	3,762
Adobe Systems, Inc. *	600	23,682
Advanced Micro Devices, Inc. *	1,400	7,350
Advanced Semiconductor Engineering, Inc.	12,289	6,263
Advent Software, Inc. *	100	3,523
Affiliated Computer Services, Inc., Class A *	200	10,126
Agilent Technologies, Inc. *	500	14,830
Allscripts Healthcare Solution, Inc. *	300	3,732
Altera Corp.	500	10,340
American Reprographics Company *	200	3,450
Amkor Technology, Inc. *	900	5,733
AmTRAN Technology Company, Ltd.	17,000	6,755
Analog Devices, Inc.	500	13,175
ANSYS, Inc. *	200	7,574
Apple, Inc. *	1,300	147,758
Applied Materials, Inc.	1,800	27,234
Arm Holdings PLC, ADR	1,800	9,360
ASM International NV *	309	5,622
ASML Holding NV	1,094	19,119
Atmel Corp. *	2,400	8,136
ATMI, Inc. *	200	3,596
Atos Origin SA	345	15,183
Autodesk, Inc. *	400	13,420
Automatic Data Processing, Inc.	600	25,650
Autonomy Corp. PLC *	1,088	20,201
Aveva Group PLC	375	7,732
Avid Technology, Inc. *	200	4,812

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
Blackbaud, Inc.	200	$3,690
Blackboard, Inc. *	100	4,029
BMC Software, Inc. *	300	8,589
Broadcom Corp., Class A *	800	14,904
Broadridge Financial Solutions, Inc.	900	13,851
Brocade Communications Systems, Inc. *	1,800	10,476
CA, Inc.	700	13,972
Cabot Microelectronics Corp. *	100	3,208
CACI International, Inc., Class A *	200	10,020
CANON, Inc., ADR	1,800	67,950
Cap Gemini SA	712	33,635
Capcom Company, Ltd.	300	8,594
Catapult Communications Corp. *	300	1,443
Cerner Corp. *	200	8,928
CGI Group, Inc. *	1,600	13,997
Chartered Semiconductor Manufacturing, Ltd. *	7,000	1,875
Cirrus Logic, Inc. *	500	2,725
Citrix Systems, Inc. *	300	7,578
CMC Magnetics Corp. *	50,000	10,019
Cogent, Inc. *	500	5,110
Cognizant Technology Solutions Corp.,
Class A *	500	11,415
Compal Electronics, Inc.	19,095	13,987
Compeq Manufactuing Company, Ltd.	33,000	7,227
Computer Sciences Corp. *	700	28,133
Computershare, Ltd.	1,115	8,429
Compuware Corp. *	1,400	13,566
COMSYS IT Partners, Inc. *	200	1,944
Concur Technologies, Inc. *	200	7,652
Cray, Inc. *	400	2,072
Creative Technology, Ltd.	2,350	8,337
CSK Corp.	500	7,307
CSR PLC *	763	3,590
Cypress Semiconductor Corp. *	400	2,088
Dassault Systemes SA	100	5,392
DataTec, Ltd. *	754	2,340
Dell, Inc. *	2,000	32,960
Descartes Systems Group, Inc. *	600	2,210
Dimension Data Holdings PLC	11,177	8,325
Diodes, Inc. *	200	3,690
Domino Printing Sciences PLC	631	2,333
DST Systems, Inc. *	200	11,198
Echelon Corp. *	200	1,976
Eclipsys Corp. *	200	4,190
Electronic Arts, Inc. *	700	25,893
Electronics for Imaging, Inc. *	200	2,786
Elpida Memory, Inc. *	800	15,036
EMC Corp. *	3,500	41,860
Emulex Corp. *	500	5,335
Entegris, Inc. *	500	2,420
EPIQ Systems, Inc. *	400	5,440
FactSet Research Systems, Inc.	200	10,450
Fair Isaac Corp.	300	6,915
Fairchild Semiconductor International, Inc. *	800	7,112
First Solar, Inc. *	200	37,782
Fiserv, Inc. *	600	28,392

The accompanying notes are an integral part of the financial statements.
87

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
FormFactor, Inc. *	200	$3,484
Foxconn Technology Company, Ltd.	2,200	7,198
Fuji Software ABC, Inc.	200	3,539
Fujitsu Frontech, Ltd.	1,000	9,146
Fujitsu, Ltd.	2,000	11,244
Gemalto NV *	267	9,632
GFI Informatique SA	1,624	8,663
Hewlett-Packard Company	3,700	171,088
High Tech Computer Corp.	1,300	20,178
Hittite Microwave Corp. *	100	3,360
Hutchinson Technology, Inc. *	200	2,316
Hynix Semiconductor, Inc. *	1,390	23,033
I-Flex Solutions, Ltd. *	314	5,276
Igate Corp. *	200	1,734
IHS, Inc., Class A *	100	4,764
Imation Corp.	200	4,518
Immersion Corp. *	300	1,746
IMS Health, Inc.	200	3,782
Indra Sistemas SA	356	8,483
Industrial & Financial Systems AB	1,400	9,723
Infineon Technologies AG, ADR *	1,000	5,590
Infineon Technologies AG *	2,468	13,702
Infosys Technologies, Ltd., ADR	500	16,655
Infosys Technologies, Ltd.	338	10,323
InnoLux Display Corp.	5,500	7,374
Integrated Device Technology, Inc. *	1,000	7,780
Intel Corp.	7,400	138,602
International Business Machines Corp.	2,000	233,920
Intersil Corp., Class A	800	13,264
Intuit, Inc. *	500	15,805
Inventec Company, Ltd.	17,850	8,768
IPG Photonics Corp. *	100	1,951
Jack Henry & Associates, Inc.	400	8,132
JDA Software Group, Inc. *	200	3,042
Kinpo Electronics, Inc.	40,000	9,298
Kulicke & Soffa Industries, Inc. *	2,200	9,922
L-3 Communications Holdings, Inc.	200	19,664
Lam Research Corp. *	400	12,596
Lattice Semiconductor Corp. *	900	1,854
Lawson Software, Inc. *	1,000	7,000
Lenovo Group, Ltd.	14,000	6,179
Lexmark International, Inc. *	400	13,028
Linear Technology Corp.	400	12,264
Lite-On Technology Corp.	9,045	7,902
Logica PLC	8,915	17,442
Logitech International SA *	677	15,454
LSI Logic Corp. *	1,200	6,432
Macronix International Company, Ltd.	23,229	6,813
Manhattan Associates, Inc. *	100	2,234
ManTech International Corp. *	100	5,929
MasterCard, Inc., Class A	200	35,466
Mattson Technology, Inc. *	400	1,892
MediaTek, Inc.	1,010	10,473
MEMC Electronic Materials, Inc. *	200	5,652
Mentor Graphics Corp. *	400	4,540
Micrel, Inc.	300	2,721

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
Microchip Technology, Inc.	300	$8,829
Micron Technology, Inc. *	1,400	5,670
Micronas Semiconductor Holding AG *	1,672	9,995
MICROS Systems, Inc. *	300	7,998
Microsemi Corp. *	300	7,644
Microsoft Corp.	10,800	288,252
MIPS Technologies, Inc., Class A *	500	1,755
Misys PLC	1,680	3,704
Mitac International	14,559	7,064
Monolithic Power Systems, Inc. *	100	1,737
MSC Software Corp. *	300	3,210
MTS Systems Corp.	100	4,210
Nanya Technology Corp. *	22,000	5,133
National Semiconductor Corp.	300	5,163
NCR Corp. *	400	8,820
NEC Electronics Corp. *	200	4,179
Neopost SA	90	8,487
Net One Systems Company, Ltd.	3	4,304
NetApp, Inc. *	500	9,115
NETGEAR, Inc. *	200	3,000
Netlogic Microsystems, Inc. *	100	3,024
Netscout Systems, Inc. *	1,100	11,704
Novell, Inc. *	1,600	8,224
Novellus Systems, Inc. *	600	11,784
Nuance Communications, Inc. *	900	10,971
NVIDIA Corp. *	600	6,426
OBIC Company, Ltd.	60	9,792
Omniture, Inc. *	300	5,508
OmniVision Technologies, Inc. *	200	2,282
ON Semiconductor Corp. *	1,500	10,140
Open Text Corp. *	300	9,953
Oracle Corp. *	6,200	125,922
Palm, Inc. *	300	1,791
PAR Technology Corp. *	300	2,148
Parametric Technology Corp. *	300	5,520
Pegasystems, Inc.	200	2,582
Pericom Semiconductor Corp. *	200	2,100
Perot Systems Corp., Class A *	700	12,145
Phase Forward, Inc. *	100	2,091
Pitney Bowes, Inc.	300	9,978
PMC-Sierra, Inc. *	600	4,452
Power Integrations, Inc. *	100	2,410
Progress Software Corp. *	200	5,198
Psion PLC	5,211	6,292
QLogic Corp. *	400	6,144
Quality Systems, Inc.	100	4,226
Quanta Computer, Inc.	8,000	10,020
Quest Software, Inc. *	600	7,614
Rackable Systems, Inc. *	1,000	9,810
RadiSys Corp. *	200	1,720
Rambus, Inc. *	200	2,570
Raytheon Company	700	37,457
Red Hat, Inc. *	500	7,535
Research In Motion, Ltd. *	600	40,428
Richardson Electronics, Ltd.	300	1,860
Ricoh Company, Ltd.	1,000	14,061

The accompanying notes are an integral part of the financial statements.
88

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
Rohm Company, Ltd.	300	$16,501
Salesforce.com, Inc. *	200	9,680
Samsung Electronics Company, Ltd.	172	78,820
Samsung Techwin Company, Ltd.	180	3,993
Sanken Electric Company, Ltd.	1,000	4,221
SAP AG, SADR	1,400	74,802
Satyam Computer Services, Ltd.	906	5,744
Schawk, Inc., Class A	200	3,024
Seachange International, Inc. *	300	2,898
SEI Investments Company	200	4,440
Seiko Epson Corp.	400	9,302
Semiconductor Manufacturing
International Corp. *	6,000	182
Semtech Corp. *	300	4,188
Shinko Electric Industries Company, Ltd.	800	7,572
Sigma Designs, Inc. *	200	2,844
Silicon Image, Inc. *	400	2,136
Silicon Laboratories, Inc. *	200	6,140
Silicon-On-Insulator Technologies SA *	1,651	8,958
Siliconware Precision Industries Company	2,812	16,225
Sindo Ricoh Company, Ltd.	185	8,890
Skyworks Solutions, Inc. *	1,000	8,360
Smith Micro Software, Inc. *	300	2,130
SOFTBANK Corp.	600	7,819
Softbank SA	375	9,748
Software AG	135	7,705
SPSS, Inc. *	100	2,936
Square Enix Company, Ltd.	400	11,698
SRA International, Inc., Class A *	200	4,526
Standard Microsystems Corp. *	100	2,498
STEC, Inc. *	200	1,540
STMicroelectronics NV	2,337	23,698
Sun Microsystems, Inc. *	800	6,080
Supertex, Inc. *	100	2,816
SXC Health Solutions Corp. *	200	3,118
Sybase, Inc. *	400	12,248
Sykes Enterprises, Inc. *	200	4,392
Synaptics, Inc. *	100	3,022
Synchronoss Technologies, Inc. *	100	941
SYNNEX Corp. *	300	6,702
Synopsys, Inc. *	700	13,965
Syntel, Inc.	100	2,450
Taiwan Semiconductor
Manufacturing Company, Ltd.	21,075	35,343
Taleo Corp. *	100	1,989
Tata Consultancy Services, Ltd.	250	3,547
TDK Corp.	500	24,735
Temenos Group AG *	170	3,241
Teradata Corp. *	300	5,850
Teradyne, Inc. *	900	7,029
Tessera Technologies, Inc. *	300	4,902
Texas Instruments, Inc.	1,600	34,400
The Sage Group PLC	3,603	12,620
Thomas & Betts Corp. *	300	11,721
THQ, Inc. *	400	4,816
TietoEnator Oyj	537	7,904
Tokyo Electron, Ltd.	400	18,100

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
TomTom NV *	379	$6,970
Total Systems Services, Inc.	300	4,920
Totvs SA	100	2,365
TPV Technology, Ltd.	10,000	3,061
Trimble Navigation, Ltd. *	600	15,516
Triquint Semiconductor, Inc. *	1,000	4,790
Tyler Technologies, Inc. *	200	3,034
UbiSoft Entertainment SA *	116	8,070
Ultimate Software Group, Inc. *	100	2,700
Ultratech, Inc. *	200	2,420
Unaxis Holding AG *	26	5,150
Unisem M BHD	25,600	10,307
Unisys Corp. *	800	2,200
United Microelectronics Corp.	61,620	19,848
Varian Semiconductor Equipment Associates,
Inc. *	200	5,024
Veeco Instruments, Inc. *	200	2,962
Western Digital Corp. *	700	14,924
Winbond Electronics Corp. *	64,000	7,852
Wincor Nixdorf AG	135	7,950
Wind River Systems, Inc. *	500	5,000
Wipro, Ltd., ADR	1,000	9,720
Wistron Corp.	6,294	7,821
Xerox Corp.	1,800	20,754
Xilinx, Inc.	500	11,725

		3,692,963
Utilities - 2.67%
A2A SpA	2,760	7,043
Acea SpA	527	7,548
Acegas-APS SpA	780	5,701
AES Corp. *	1,600	18,704
AES Tiete SA	500	4,046
AES Tiete SA	900	6,811
AGL Energy, Ltd.	827	9,121
AGL Resources, Inc.	400	12,552
Allegheny Energy, Inc.	200	7,354
Allete, Inc.	200	8,900
Alliant Energy Corp.	300	9,663
Ameren Corp.	400	15,612
American Electric Power Company, Inc.	600	22,218
American States Water Company	100	3,850
Aqua America, Inc.	500	8,890
Atmos Energy Corp.	400	10,648
Avista Corp.	300	6,513
Babcock & Brown Infrastructure Group	9,001	2,417
BKW FMB Energie AG	77	7,936
Black Hills Corp.	200	6,214
Boralex, Inc., Class A *	200	1,612
California Water Service Group	100	3,850
Canadian Utilities, Ltd.	200	7,132
CenterPoint Energy, Inc.	600	8,742
Centrais Eletricas Brasileiras SA *	1,200	17,846
Centrica PLC	5,321	29,940
CEZ AS	268	16,776
CH Energy Group, Inc.	100	4,357
China Resource Power Holdings, Ltd.	4,000	8,738

The accompanying notes are an integral part of the financial statements.
89

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Utilities (continued)
Chubu Electric Power Company, Inc.	1,000	$23,563
Chugoku Electric Power Company, Inc.	500	10,251
Cia de Saneamento Basico do Estado de Sao
Paulo *	600	8,308
Cia Energetica de Minas Gerais, ADR	1,300	25,662
Cia Energetica de Minas Gerais	600	9,942
Cia General de Electricidad	729	3,827
Cleco Corp.	300	7,575
CLP Holdings, Ltd.	3,000	24,200
CMS Energy Corp.	1,000	12,470
Colbun SA *	49,226	9,447
Companhia de Saneamento de Minas Gerais *	200	2,102
Connecticut Water Service, Inc.	400	11,580
Consolidated Edison, Inc.	400	17,184
Constellation Energy Group, Inc.	200	4,860
Contact Energy, Ltd.	1,566	8,291
CPFL Energia SA	600	11,193
Dominion Resources, Inc.	1,100	47,058
DPL, Inc.	500	12,400
Drax Group PLC	806	10,852
DTE Energy Company	300	12,036
Duet Group	2,880	6,024
Dynegy, Inc., Class A *	1,400	5,012
E.ON AG	2,910	146,480
Edison International	500	19,950
El Paso Electric Company *	200	4,200
Electric Power Development Company, Ltd.	300	9,688
Electricidade de Portugal SA	1,955	8,205
Electricite de France	278	20,103
Elektrizitaets-Gesellschaft Laufenburg AG	13	14,455
Emera, Inc.	200	3,978
Empire District Electric Company	200	4,270
Empresa Nacional de Electricidad SA, ADR	200	8,902
Enagas	727	15,677
Enel SpA	5,560	46,413
Energen Corp.	200	9,056
Energiedienst Holding AG *	343	18,190
EnergySouth, Inc.	100	6,143
Enersis SA, SADR	600	9,792
Entergy Corp.	300	26,703
Exelon Corp.	900	56,358
FirstEnergy Corp.	400	26,796
Fortis, Inc.	800	18,071
Fortum Corp. Oyj	561	18,827
FPL Group, Inc.	600	30,180
GAIL India, Ltd.	567	5,012
Gas Natural SDG SA	403	14,959
GDF Suez	1,694	88,133
Great Plains Energy, Inc.	500	11,110
Hawaiian Electric Industries, Inc.	400	11,644
Hera SpA	2,421	6,684
Hokkaido Electric Power Company, Inc.	500	10,440
Hokuriku Electric Power Company	500	12,031
Hong Kong & China Gas Company, Ltd.	4,400	10,044
Hong Kong Electric Holdings, Ltd.	2,000	12,562
Iberdrola SA	4,761	48,367

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Utilities (continued)
IDACORP, Inc.	200	$5,818
Integrys Energy Group, Inc.	100	4,994
International Power PLC	3,813	24,673
Iride SpA	1,525	3,366
ITC Holdings Corp.	200	10,354
Kansai Electric Power Company, Ltd.	1,100	24,473
Korea Electric Power Corp., ADR	700	8,673
Korea Gas Corp.	132	7,606
Kyushu Electric Power Company, Inc.	500	10,422
Light SA	700	8,715
Maxim Power Corp. *	100	427
MDU Resources Group, Inc.	400	11,600
MGE Energy, Inc.	100	3,555
Mirant Corp. *	300	5,487
MVV Energie AG	31	1,457
National Grid PLC	800	51,376
New Jersey Resources Corp.	200	7,178
Nicor, Inc.	300	13,305
NiSource, Inc.	500	7,380
Northeast Utilities	300	7,695
Northumbrian Water Group PLC	1,539	7,897
Northwest Natural Gas Company	100	5,200
NorthWestern Corp.	200	5,026
NRG Energy, Inc. *	1,000	24,750
NSTAR	500	16,750
Oesterreichische Elektrizitaets AG, Class A	109	6,708
OGE Energy Corp.	400	12,352
Okinawa Electric Power Company, Inc.	100	4,787
ONEOK, Inc.	200	6,880
Ormat Technologies, Inc.	300	10,899
Osaka Gas Company, Ltd.	3,000	10,330
Otter Tail Corp.	200	6,146
Pennon Group PLC	1,622	17,079
Pepco Holdings, Inc.	400	9,164
Perusahaan Gas Negara Tbk PT	35,000	7,931
PG&E Corp.	400	14,980
PICO Holdings, Inc. *	100	3,591
Piedmont Natural Gas, Inc.	300	9,588
Pike Electric Corp. *	100	1,473
Pinnacle West Capital Corp.	300	10,323
PNM Resources, Inc.	400	4,096
Portland General Electric Company	300	7,098
Power Grid Corp of India, Ltd.	4,266	7,946
PPL Corp.	500	18,510
Progress Energy, Inc.	400	17,252
Public Power Corp.	549	8,470
Public Service Enterprise Group, Inc.	900	29,511
Red Electrica De Espana	321	16,346
Reliance Infrastructure, Ltd.	234	4,018
Reliant Energy, Inc. *	1,100	8,085
Romande Energie Holding SA	8	18,144
RWE AG	418	39,851
SCANA Corp.	200	7,786
Scottish & Southern Energy PLC	1,365	34,733
Sempra Energy	400	20,188
Severn Trent PLC	349	8,468

The accompanying notes are an integral part of the financial statements.
90

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Utilities (continued)
Shikoku Electric Power Company, Inc.	400	$10,047
Sierra Pacific Resources	1,100	10,538
SJW Corp.	100	2,997
Snam Rete Gas SpA	1,527	9,228
South Jersey Industries, Inc.	200	7,140
Southern Union Company	600	12,390
Southwest Gas Corp.	200	6,052
Southwest Water Company	200	2,550
SP AusNet	7,630	6,382
Tata Power Company, Ltd.	180	3,544
Teco Energy, Inc.	1,000	15,730
Tenaga Nasional BHD	2,100	4,189
Terna Rete Elettrica Nationale SpA	5,352	19,677
The Laclede Group, Inc.	100	4,849
The Southern Company	1,100	41,459
The Tokyo Electric Power Company, Ltd.	1,400	34,446
Toho Gas Company, Ltd.	2,000	11,031
Tohoku Electric Power Company, Inc.	500	10,747
Tokyo Gas Company, Ltd.	3,000	12,517
Tractebel Energia SA	700	7,615
TransAlta Corp.	300	8,062
TrustPower, Ltd.	877	4,641
UGI Corp.	400	10,312
UIL Holding Corp.	100	3,433
Union Fenosa SA	447	10,928
Unisource Energy Corp.	200	5,838
United Utilities Group PLC *	1,381	17,138
Vectren Corp.	400	11,140
Veolia Environnement, ADR	400	16,512
Westar Energy, Inc.	500	11,520
WGL Holdings, Inc.	200	6,490
Wisconsin Energy Corp.	200	8,980
Xcel Energy, Inc.	700	13,993
Xinao Gas Holdings, Ltd., GDR	4,000	5,421

		2,346,440

TOTAL COMMON STOCKS (Cost $71,376,172)		$59,226,579

PREFERRED STOCKS - 0.17%

Basic Materials - 0.05%
Companhia de Ferro Ligas da Bahia - Ferbasa (i)	300	1,711
Fertilizantes Fosfatados SA (i)	800	6,411
Klabin SA (i)	2,000	4,162
Usinas Siderurgicas de Minas Gerais SA,
Series A (i)	1,600	34,062

		46,346
Communications - 0.03%
Net Servicos de Comunicacao SA * (i)	300	2,559
Tele Norte Leste Participacoes SA (i)	700	11,955
Telemar Norte Leste SA, Series A (i)	300	9,223
Universo Online SA (i)	500	1,918
Vivo Participacoes SA * (i)	800	3,275

		28,930
Consumer, Cyclical - 0.02%
Lojas Americanas SA (i)	1,400	6,143

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)

Consumer, Cyclical (continued)
Tam SA (i)	500	$9,459

		15,602
Consumer, Non-cyclical - 0.03%
Cia Brasileira de Distribuicao Grupo Pao de
Acucar (i)	500	8,671
Companhia de Bebidas das Americas, ADR (i)	200	10,922
Contax Participacoes SA (i)	100	2,102
Sadia SA, ADR * (i)	2,200	6,590

		28,285
Industrial - 0.00%
Confab Industrial SA (i)	600	1,668

Utilities - 0.04%
Centrais Eletricas Brasileiras SA * (i)	1,000	12,639
Cia de Gas de Sao Paulo, A Shares (i)	100	2,155
Cia de Transmissao de Energia Eletrica
Paulista (i)	200	5,233
Cia Energetica de Sao Paulo * (i)	500	4,335
Cia Paranaense de Energia (i)	500	6,937

		31,299

TOTAL PREFERRED STOCKS (Cost $236,968)		$152,130

WARRANTS - 0.00%

Energy - 0.00%
Beach Petroleum, Ltd.
(Expiration Date 06/30/2010, Strike
Price AUD 2.00) *	566	32

Financial - 0.00%
IJM Land Berhad
(Expiration Date: 09/11/2013, Strike
Price: MYR 1.35) *	310	20

TOTAL WARRANTS (Cost $12)		$52

RIGHTS - 0.00%

Basic Materials - 0.00%
Gunns, Ltd. *	984	0

Consumer, Non-cyclical - 0.00%
Cosan SA Industria e Comercio (Expiration
Date: 10/22/2008, Strike Price: BRL 16.00) *	121	8

Diversified - 0.00%
Fresenius Kabi Pharmaceuticals Holding, Inc.
(Expiration Date: 09/24/2008, Strike Price:
AUD 1.50) *	700	455

TOTAL RIGHTS (Cost $700)		$463

U.S. TREASURY OBLIGATIONS - 21.29%

Federal Home Loan Bank - 3.75%
2.625% due 05/20/2011	450,000	440,056
3.625% due 07/01/2011 to 09/16/2011	1,270,000	1,264,832
4.875% due 11/18/2011	790,000	819,458
5.375% due 08/19/2011	300,000	313,235

		3,301,311

The accompanying notes are an integral part of the financial statements.
91

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)

Federal National Mortgage
Association - 0.60%
5.375% due 11/15/2011	$500,000	$527,063

Treasury Inflation-Protected
Securities (d) - 8.97%
1.375% due 07/15/2018	193,775	178,606
1.625% due 01/15/2015 to 01/15/2018	1,698,552	1,630,201
1.75% due 01/15/2028	314,934	274,755
1.875% due 07/15/2013 to 07/15/2015	1,094,165	1,081,672
2.00% due 01/15/2014 to 01/15/2026	1,909,019	1,881,587
2.375% due 01/15/2017 to 01/15/2027	1,330,872	1,327,448
2.50% due 07/15/2016	560,835	574,024
2.625% due 07/15/2017	753,402	775,887
3.625% due 04/15/2028	135,975	156,435

		7,880,615

U.S. Treasury Notes - 7.97%
4.50% due 03/31/2012 to 04/30/2012	4,405,000	4,691,027
4.75% due 05/31/2012	2,150,000	2,310,409

		7,001,436

U.S. TREASURY OBLIGATIONS - 21.29%

Federal Home Loan Bank - 3.75%
3.375% due 06/24/2011	465,000	463,730

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $19,117,713)		$18,710,425

FOREIGN GOVERNMENT OBLIGATIONS - 0.80%

Canada - 0.80%
Province of Ontario Canada
3.50% due 07/15/2013	200,000	196,994
5.00% due 10/18/2011	250,000	263,208
5.00% due 02/15/2012	230,000	241,709

		701,911

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $694,898)		$701,911

CORPORATE BONDS - 7.68%

Consumer, Cyclical - 0.54%
Wal-Mart Stores, Inc.
4.55% due 05/01/2013	250,000	249,489
7.25% due 06/01/2013	200,000	221,169

		470,658
Energy - 0.58%
Total Capital SA, EMTN
4.00% due 05/28/2013	200,000	198,940
5.00% due 05/22/2012	300,000	310,977

		509,917
Financial - 4.89%
Bank of America NA, Series BKN1
3.4037% due 05/12/2010 (b)	300,000	296,074
Bank of New York Mellon Corp.
5.125% due 08/27/2013	300,000	286,003
Bank of New York Mellon Corp., MTN
3.7838% due 06/29/2010 (b)	200,000	197,401

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Bank of Scotland PLC, EMTN
5.50% due 06/15/2012	$300,000	$256,515
Barclays Bank PLC
5.45% due 09/12/2012	300,000	299,141
Eksportfinans A/S
5.00% due 02/14/2012	250,000	257,023
General Electric Capital Corp.
4.80% due 05/01/2013	200,000	182,420
General Electric Capital Corp., MTN, Series G
2.8163% due 03/12/2010 (b)	200,000	197,322
Instituto de Credito Oficial, EMTN
5.375% due 07/02/2012	250,000	270,508
John Deere Capital Corp., MTN
3.2606% due 02/26/2010 (b)	300,000	299,932
JP Morgan Chase & Company
4.75% due 05/01/2013	300,000	277,877
JPMorgan Chase & Company, MTN
3.1588% due 11/19/2009 (b)	200,000	199,639
Landwirtschaftliche Rentenbank, EMTN
5.25% due 07/02/2012	300,000	316,587
Royal Bank of Canada
5.65% due 07/20/2011	300,000	307,951
Wachovia Corp, MTN
2.8606% due 12/01/2009 (b)	200,000	174,133
Wells Fargo & Company
3.27% due 03/23/2010 (b)	300,000	297,251
4.375% due 01/31/2013	200,000	183,844

		4,299,621

Government - 1.67%
Caisse d'Amortissement de la Dette Sociale, EMTN
5.375% due 07/17/2012	300,000	321,960
European Investment Bank, EMTN
4.25% due 07/15/2013	400,000	409,440
Kommuninvest, EMTN
5.375% due 07/03/2012	400,000	422,200
Svensk Exportkredit AB, GMTN
4.875% due 09/29/2011	300,000	311,643

		1,465,243

TOTAL CORPORATE BONDS (Cost $6,869,103)		$6,745,439

SHORT TERM INVESTMENTS - 0.37%
Deutsche Bank AG/New York NY, Series YCD
2.8828% due 07/30/2009 (b)	$200,000	$198,427
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	121,521	121,521

TOTAL SHORT TERM INVESTMENTS
(Cost $319,949)		$319,948

The accompanying notes are an integral part of the financial statements.
92

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 2.20%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$1,931,067 on 10/01/2008,
collateralized by $1,975,000
Federal Home Loan Bank,
2.39875% due 01/13/2010 (valued
at $1,973,025, including interest)	$1,931,000	$1,931,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,931,000)		$1,931,000

Total Investments (Disciplined Diversification Trust)
(Cost $100,546,515) - 99.91%		$87,787,947
Other Assets in Excess of Liabilities - 0.09%		81,039

TOTAL NET ASSETS - 100.00%		$87,868,986

Emerging Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 101.21%

Basic Materials - 1.28%
Intrepid Potash, Inc. *	5,943	$179,122

Communications - 7.38%
Acacia Research - Acacia Technologies *	16,948	51,183
Atheros Communications, Inc. *	4,689	110,566
Comtech Telecommunications Corp. *	6,895	339,510
Constant Contact, Inc. * (a)	16,554	282,577
ID Systems, Inc. *	28,544	252,614

		1,036,450
Consumer, Cyclical - 5.96%
Bally Technologies, Inc. *	8,119	245,843
Force Protection, Inc. *	79,218	212,304
Hibbett Sports, Inc. *	9,435	188,889
Pinnacle Entertainment, Inc. *	12,697	95,989
Progressive Gaming International Corp. *	3,920	5,606
Under Armour, Inc., Class A *	2,800	88,928

		837,559
Consumer, Non-cyclical - 37.31%
Align Technology, Inc. *	18,700	202,521
AMAG Pharmaceuticals, Inc. *	5,671	219,638
BioForm Medical, Inc. *	27,280	106,938
BioMarin Pharmaceutical, Inc. *	6,200	164,238
Caliper Life Sciences, Inc. *	21,869	61,233
Catalyst Health Solutions, Inc. *	2,633	68,774
Conceptus, Inc. *	8,370	138,775
Electro-Optical Sciences, Inc. *	29,136	152,090
Euronet Worldwide, Inc. *	5,235	87,581
Exelixis, Inc. *	26,885	163,461
FTI Consulting, Inc. *	4,496	324,791
Green Mountain Coffee Roasters, Inc. * (a)	4,850	190,799
Hill International, Inc. *	15,677	217,126
Inspire Pharmaceuticals, Inc. *	35,817	127,867
Kendle International, Inc. *	1,540	68,853
Matrixx Initiatives, Inc. *	12,374	222,608

Emerging Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Micrus Endovascular Corp. *	10,993	$153,352
Nuvasive, Inc. *	6,391	315,268
Onyx Pharmaceuticals, Inc. *	4,800	173,664
Providence Service Corp. *	9,289	91,032
ResMed, Inc. *	7,260	312,180
RTI Biologics, Inc. *	18,633	174,218
SenoRx, Inc. *	15,220	75,187
Sequenom, Inc. *	9,226	245,596
Smart Balance, Inc. *	24,722	162,176
Somanetics Corp. *	8,524	186,420
SonoSite, Inc. *	7,054	221,496
Spectranetics Corp. *	21,228	98,286
Team, Inc. *	5,800	209,496
VistaPrint, Ltd. * (a)	9,296	305,281

		5,240,945
Diversified - 0.79%
Walter Industries, Inc.	2,333	110,701

Energy - 8.09%
Atwood Oceanics, Inc. *	4,200	152,880
Comstock Resources, Inc. *	3,330	166,666
Dril-Quip, Inc. *	3,394	147,266
InterOil Corp. * (a)	14,396	395,890
Rex Energy Corp. *	7,651	120,580
Superior Energy Services, Inc. *	4,934	153,645

		1,136,927
Financial - 9.27%
FCStone Group, Inc. *	9,949	178,983
Greenhill & Company, Inc.	2,504	184,670
IBERIABANK Corp.	2,819	148,984
Infinity Property & Casualty Corp.	3,336	137,443
Portfolio Recovery Associates, Inc. * (a)	3,026	147,154
PrivateBancorp, Inc. (a)	3,918	163,224
ProAssurance Corp. *	3,470	194,320
Signature Bank *	4,203	146,601

		1,301,379
Industrial - 16.14%
Aerovironment, Inc. *	8,806	281,352
Bucyrus International, Inc., Class A	4,550	203,294
EnergySolutions, Inc.	9,533	95,330
Enersys *	6,150	121,217
FARO Technologies, Inc. *	4,614	93,987
Flow International Corp. *	30,993	157,444
Fushi Copperweld, Inc. *	4,851	47,006
Genesee & Wyoming, Inc., Class A *	4,773	179,083
Haynes International, Inc. *	3,072	143,862
Hub Group, Inc., Class A *	2,030	76,430
Imax Corp. *	57,270	339,038
iRobot Corp. * (a)	24,026	356,065
Landstar Systems, Inc.	3,930	173,156

		2,267,264
Technology - 14.99%
Allscripts Healthcare Solution, Inc. *	11,609	144,416
Concur Technologies, Inc. *	8,140	311,436
FormFactor, Inc. *	4,017	69,976

The accompanying notes are an integral part of the financial statements.
93

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
Mattson Technology, Inc. *	30,296	$143,300
Monotype Imaging Holdings, Inc. *	12,460	138,680
Netlogic Microsystems, Inc. * (a)	7,601	229,854
NetSuite, Inc. *	6,050	109,021
Phase Forward, Inc. *	4,180	87,404
Progress Software Corp. *	6,813	177,070
Rubicon Technology, Inc. *	6,541	47,226
Synaptics, Inc. *	4,891	147,806
Tyler Technologies, Inc. *	11,339	172,013
Ultimate Software Group, Inc. *	7,022	189,594
Varian Semiconductor Equipment Associates,
Inc. *	5,498	138,110

		2,105,906

TOTAL COMMON STOCKS (Cost $16,324,683)		$14,216,253

WARRANTS - 0.06%

Consumer, Non-cyclical - 0.06%
Electro-Optical Sciences, Inc.
(Expiration Date: 10/31/2011, Strike
Price: $6.70) *	860	1,062
(Expiration Date: 08/03/2012, Strike
Price: $8.00) *	6,521	7,953

		9,015

TOTAL WARRANTS (Cost $0)		$9,015

CONVERTIBLE BONDS - 0.98%

Energy - 0.98%
InterOil Corp.
8.00% due 05/09/2013 (g)	125,000	137,500

TOTAL CONVERTIBLE BONDS (Cost $125,000)		$137,500

SHORT TERM INVESTMENTS - 14.53%
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	$2,040,623	$2,040,623

TOTAL SHORT TERM INVESTMENTS
(Cost $2,040,623)		$2,040,623

Total Investments (Emerging Growth Trust)
(Cost $18,490,306) - 116.78%		$16,403,391
Liabilities in Excess of Other Assets - (16.78)%		(2,357,143)

TOTAL NET ASSETS - 100.00%		$14,046,248

Emerging Markets Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.71%

Brazil - 6.18%
American Banknote SA *	3,300	$25,840
Aracruz Celulose SA, SADR	30,334	1,113,561
Banco Bradesco SA, ADR	250,300	4,029,830
Banco Bradesco SA	151,100	2,135,998
Bematech SA *	11,100	30,624

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Brazil (continued)
BR Malls Participacoes SA *	18,600	$112,407
Brascan Residential Properties SA	15,200	35,146
Braskem SA, SADR	117,951	1,290,384
Camargo Correa Desenvolvimento Imobiliario
SA	6,800	15,938
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, ADR *	17,400	608,304
Cia Hering *	12,700	51,323
Company SA	7,051	27,049
Cosan SA Industria e Comercio *	8,000	53,392
Empresa Brasileira de Aeronautica SA, ADR	23,200	626,632
Eternit SA	30,000	93,016
Fertilizantes Heringer SA *	2,300	11,906
Gafisa SA	45,300	573,719
Gerdau SA, SADR	526,134	5,840,087
Grendene SA	22,000	160,702
Guararapes Confeccoes SA	4,000	57,386
Iguatemi Empresa de Shopping Centers SA	4,900	36,308
Industrias Romi SA *	3,100	14,662
JBS SA	148,000	368,658
M Dias Branco SA	23,900	253,707
Medial Saude SA	5,500	32,516
Net Servicos de Comunicacao SA, PR ADR *	69,242	607,945
Obrascon Huarte Lain Brasil SA	2,200	20,290
PDG Realty SA Empreendimentos e
Participacoes	32,100	226,888
Perdigao SA, SADR *	55,380	2,167,573
Porto Seguro SA *	38,400	272,426
Rossi Residencial SA	12,900	36,607
Sadia SA, SADR	116,709	1,093,563
Sao Carlos Empreendimentos e
Participacoes SA	12,905	67,072
Sao Martinho SA *	23,500	227,850
Totvs SA	434	10,263
Ultrapar Participacoes SA, ADR	34,806	870,846
Ultrapar Participacoes SA	5,380	142,749
Unibanco - Uniao de Bancos Brasileiros SA *	115,000	1,175,443
Unibanco - Uniao De Bancos
Brasileiros SA, ADR *	12,900	1,301,868
Usinas Siderurgicas de Minas Gerais SA	21,600	435,315
Votorantim Celulose e Papel SA, SADR *	107,448	1,655,774

		27,911,567
Chile - 3.42%
Cementos Bio Bio SA	50,384	91,217
Companhia de Consumidores de Gas de
Santiago SA	6,505	21,787
Companhia Sudamericana de Vapores SA	519,643	545,656
Compania de Telecomunicaciones de Chile
SA, SADR	210,360	1,432,552
Corpbanca SA, SADR	9,112	219,052
Cristalerias de Chile SA	20,728	157,651
Empresas CMPC SA	50,074	1,495,738
Empresas Copec SA	275,606	3,118,562
Empresas Iansa SA	439,146	12,888
Enersis SA, SADR	447,410	7,301,731
Industrias Forestales SA	77,846	14,094
Madeco SA, SADR	41,326	337,220

The accompanying notes are an integral part of the financial statements.
94

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Chile (continued)
Masisa SA	3,956,640	$569,481
Soquimich Comercial SA	129,645	58,679
Vina San Pedro SA	9,266,334	55,529

		15,431,837
China - 3.95%
AviChina Industry & Technology Company,
Ltd. *	824,000	82,943
Bank of China, Ltd.	12,440,000	4,820,815
Beijing Capital International Airport Company,
Ltd., Class H	756,000	624,436
BYD Company, Ltd., H Shares	515,500	862,800
Chaoda Modern Agriculture Holdings, Ltd.	1,681,225	1,419,936
China Construction Bank - Hong Kong
Exchange	1,419,000	946,850
China Petroleum & Chemical Corp., ADR -
Hong Kong Exchange	1,700	133,161
China Rare Earth Holdings, Ltd. - Hong Kong
Exchange	660,000	74,905
China Shineway Pharmaceutical Group, Ltd. -
Hong Kong Exchange	80,000	57,039
China Shipping Container Lines Company,
Ltd. - Hong Kong Exchange	1,775,150	305,483
Dongfeng Motor Group Company, Ltd.	2,642,000	972,347
Guangshen Railway Company, Ltd., SADR	32,188	778,950
Hunan Non Ferrous Metal Corp., Ltd.	1,542,000	194,450
Industrial & Commercial Bank of China, Ltd.	1,659,000	1,002,691
Maanshan Iron & Steel Company, Ltd.	1,572,000	495,932
PetroChina Company, Ltd., SADR	15,800	1,623,134
PICC Property & Casualty Company, Ltd.,
Class H *	2,126,000	866,082
Qingling Motors Company, Ltd.	474,000	59,755
Semiconductor Manufacturing International
Corp., SADR *	140,377	209,162
Semiconductor Manufacturing
International Corp. *	7,873,000	238,265
Shanghai Electric Group Company, Ltd. *	2,561,000	780,748
Sinopec Shanghai Petrochemical Company,
Ltd., SADR	21,100	468,842
Sinopec Yizheng Chemical Fibre
Company, Ltd. *	1,354,000	116,130
Sinotrans, Ltd., Class H	1,372,000	268,037
ZTE Corp., Class H	117,880	446,509

		17,849,402
Czech Republic - 0.96%
Telefonica Czech Republic AS	140,812	3,314,297
Unipetrol AS	90,417	1,011,291

		4,325,588
Hong Kong - 5.56%
Amvig Holdings, Ltd.	412,000	310,929
Baoye Group Company, Ltd.	168,000	51,926
Beijing Capital Land, Ltd.	492,000	70,082
Beijing Enterprises Holdings, Ltd.	413,500	1,574,911
Brilliance China Automotive Holdings, Ltd. *	2,408,000	176,460
Catic Shenzhen Holdings, Ltd. *	122,000	31,790
China Aerospace International Holdings, Ltd. *	1,091,200	56,915
China Everbright, Ltd.	664,000	1,065,382

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
China Green Holdings, Ltd.	222,000	$178,947
China Haidian Holdings, Ltd. *	402,000	22,232
China Pharmaceutical Group, Ltd.	774,000	252,600
China Resources Enterprises, Ltd.	740,000	1,806,887
China Travel International Investment
Hong Kong, Ltd.	2,732,000	620,811
China Unicom, Ltd., ADR	286,100	4,325,832
China Unicom, Ltd.	118,000	177,515
Chongqing Iron & Steel Company, Ltd.	230,000	44,758
Citic Pacific, Ltd.	957,000	2,797,439
CNPC Hong Kong, Ltd.	2,320,000	987,773
COFCO International, Ltd.	802,000	254,731
Comba Telecom Systems Holdings, Ltd.	320,000	54,365
Cosco International Holdings, Ltd.	658,000	142,348
Cosco Pacific, Ltd.	1,018,000	1,168,379
Dalian Port PDA Company, Ltd.	778,000	270,897
Denway Motors, Ltd.	4,522,000	1,432,310
Digital China Holdings, Ltd.	103,000	34,203
Dynasty Fine Wines Group, Ltd.	616,000	86,845
First Tractor Company, Ltd.	204,000	31,180
Fu Ji Food & Catering Services Holdings, Ltd.	218,000	222,975
Geely Automobile Holdings Company, Ltd.	2,050,000	158,128
Global Bio-Chem Technology
Group Company, Ltd.	1,340,000	433,413
Great Wall Motor Company, Ltd.	161,000	67,916
Great Wall Technology Company, Ltd. *	142,000	15,793
Guangzhou Pharmaceutical Company, Ltd.	58,000	20,917
Hainan Meilan International Airport Company,
Ltd.	99,000	52,677
Harbin Power Equipment Company, Ltd.	646,000	462,770
HKC Holdings, Ltd.	3,405,000	284,821
Hopson Development Holdings, Ltd., GDR	568,000	288,570
Innomaxx Biotechnology Group, Ltd. *	1,248,000	57,946
Kingway Brewery Holdings, Ltd. *	578,000	47,638
Lianhua Supermarket Holdings, Ltd.	103,000	141,258
Lingbao Gold Company, Ltd.	92,000	23,325
Minmetals Resources, Ltd.	788,000	121,906
Neo-China Group Holdings, Ltd.	359,000	114,660
Nine Dragons Paper Holdings, Ltd.	1,198,000	448,161
Shanghai Industrial Holdings, Ltd.	486,000	1,110,932
Shanghai Prime Machinery Company, Ltd.	360,000	47,577
Shanghai Real Estate, Ltd.	1,078,000	83,305
Shenzhen International Holdings, Ltd.	5,972,500	332,626
Shenzhen Investment, Ltd.	1,656,000	247,829
Shenzhou International Group Holdings, Ltd.	359,000	72,649
Shimao Property Holdings, Ltd., GDR	1,378,000	794,731
SinoCom Software Group, Ltd.	160,000	12,076
Sinolink Worldwide Holdings, Ltd.	1,410,000	135,934
Sinopec Kantons Holdings, Ltd.	424,000	50,861
Skyworth Digital Holdings, Ltd.	1,168,000	89,943
Stone Group Holdings, Ltd. *	1,150,000	40,553
TCL Communication Technology
Holdings, Ltd. *	2,490,000	38,616
TCL Multimedia Technology Holdings, Ltd. *	2,652,000	47,974
Tianjin Capital Environmental Protection	104,000	15,756
TPV Technology, Ltd.	1,200,000	367,326
Travelsky Technology, Ltd., Class H	405,000	205,374

The accompanying notes are an integral part of the financial statements.
95

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Weiqiao Textile Company, Ltd.	400,000	$196,241
Xiamen International Port Company, Ltd.	344,000	46,845
Xiwang Sugar Holdings Company, Ltd.	474,000	122,214
Zhejiang Glass Company, Ltd. *	162,000	39,939

		25,090,622
Hungary - 3.22%
Danubius Hotel and Spa PLC *	519	17,326
Egis Gyogyszergyar Nyrt.	3,374	223,144
Fotex PLC *	60,581	190,939
Gedeon Richter Rt.	10,639	1,947,417
MOL Magyar Olaj & Gazipari Rt.	83,400	7,625,780
OTP Bank Rt. *	119,294	4,317,170
Pannonplast PLC *	14,510	95,535
Raba Jarmuipari Holding Nyilvanosan
Mukodo Rt. *	17,388	124,796

		14,542,107
India - 10.04%
Aarti Industries, Ltd.	51,087	45,340
ABG Shipyard, Ltd. *	4,051	26,117
ACC, Ltd.	16,968	226,517
Aditya Birla Nuvo, Ltd.	21,973	449,836
Ador Welding, Ltd.	8,367	18,013
Aftek, Ltd.	28,740	20,489
Alembic, Ltd.	73,121	63,369
Allahabad Bank	82,174	111,319
Alok Industries, Ltd.	35,798	22,431
Ambuja Cements, Ltd.	595,078	1,002,626
Amtek Auto, Ltd.	62,199	221,225
Apollo Hospitals Enterprise, Ltd.	19,257	186,208
Apollo Tyres, Ltd.	115,200	93,935
Arvind Mills, Ltd. *	104,084	55,949
Ashok Leyland, Ltd.	371,631	213,724
Aurobindo Pharma, Ltd.	18,067	108,077
Avaya Global Connect, Ltd.	5,668	12,113
Axis Bank, Ltd.	98,006	1,537,010
Bajaj Auto Finance, Ltd.	13,322	30,676
Bajaj Auto, Ltd.	23,398	303,853
Bajaj Finserv, Ltd.	23,398	189,341
Bajaj Hindusthan, Ltd.	36,988	82,779
Balaji Telefilms, Ltd.	15,413	46,302
Ballarpur Industries, Ltd.	216,324	132,666
Balmer Lawrie & Company, Ltd.	5,100	35,349
Balrampur Chini Mills, Ltd. *	78,415	139,436
Bank of Maharashtra	152,501	99,838
Bank of Rajasthan	49,239	64,737
Bata India, Ltd.	12,773	35,852
Bharat Earth Movers, Ltd.	11,693	174,712
Bharat Forge, Ltd.	14,230	56,656
Bhushan Steel, Ltd.	13,535	194,561
Biocon, Ltd.	37,380	146,958
Bombay Burmah Trading Company, Ltd.	3,000	20,808
Bombay Dyeing & Manufacturing Company,
Ltd.	6,442	52,679
Cairn India, Ltd. *	161,570	749,498
Chambal Fertilizers & Chemicals, Ltd.	122,137	145,028
Chi Investments, Ltd. *	3,214	2,231

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

India (continued)
Cholamandalam DBS Finance, Ltd.	16,563	$22,755
City Union Bank, Ltd.	130,140	65,192
Clariant Chemicals India, Ltd.	1,800	7,708
CMC, Ltd.	500	4,673
Coromandel Fertilisers, Ltd.	28,000	86,298
Cranes Software International, Ltd.	13,600	32,136
Dalmia Cement Bharat, Ltd.	12,925	46,972
DCM Shriram Consolidated, Ltd.	39,804	42,493
Deepak Fertilizers & Petrochemicals Corp.,
Ltd.	25,890	41,123
Dr. Reddy's Laboratories, Ltd., ADR	134,990	1,505,138
Eicher Motors, Ltd.	8,249	47,861
EID Parry India, Ltd.	28,585	121,498
EIH, Ltd.	112,100	312,725
Elder Pharmaceuticals, Ltd.	7,799	53,720
Electrosteel Castings, Ltd.	80,000	34,507
Escorts, Ltd. *	17,876	23,407
Essel Propack, Ltd.	34,800	17,099
Eveready Industries, Ltd. *	12,000	7,409
FAG Bearings India, Ltd.	990	6,899
FDC, Ltd.	28,000	17,532
Federal Bank, Ltd.	90,935	406,527
Finolex Cables, Ltd.	54,200	49,227
Finolex Industries, Ltd.	36,402	36,689
Gammon India, Ltd.	40,645	122,616
Gitanjali Gems, Ltd.	15,098	62,072
GlaxoSmithKline Consumer Healthcare, Ltd.	5,810	78,261
Godfrey Philips India, Ltd.	860	26,133
Graphite India, Ltd.	75,117	77,227
Great Eastern Shipping Company, Ltd.	51,265	332,492
GTL, Ltd.	47,854	169,152
Gujarat Alkalies & Chemicals, Ltd.	21,556	51,861
Gujarat Ambuja Exports, Ltd.	77,000	59,189
Gujarat Flourochemicals, Ltd.	5,500	17,992
Gujarat Narmada Valley Fertilizers Company,
Ltd.	41,702	81,916
Gujarat State Fertilisers & Chemicals, Ltd.	23,600	59,942
HCL Infosystems, Ltd.	71,682	162,718
HEG, Ltd.	20,234	87,927
Hexaware Technologies, Ltd.	44,970	30,123
Himatsingka Seide, Ltd. *	28,000	26,177
Hinduja TMT, Ltd.	5,620	15,299
Hindustan Construction Company, Ltd.	53,020	88,894
Hindustan Motors, Ltd. *	62,437	25,214
Hotel Leela Venture, Ltd.	112,448	70,071
ICI India, Ltd.	9,700	99,694
ICICI Bank, Ltd., SADR	264,031	6,210,009
I-Flex Solutions, Ltd. *	13,000	218,415
India Cements, Ltd.	61,036	164,073
India Glycols, Ltd.	11,700	40,025
Indian Hotels Company, Ltd.	349,032	505,745
IndusInd Bank, Ltd.	131,779	159,414
Industrial Development Bank of India, Ltd.	208,923	338,431
Infomedia India, Ltd.	4,400	11,193
Infrastructure Development Finance
Company, Ltd.	320,654	501,261
Ingersoll-Rand India Ltd *	3,400	21,952

The accompanying notes are an integral part of the financial statements.
96

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

India (continued)
Ipca Laboratories, Ltd.	5,887	$71,381
IVRCL Infrastructures & Projects, Ltd.	35,995	183,185
Jammu & Kashmir Bank, Ltd.	14,370	138,148
JB Chemicals & Pharmaceuticals, Ltd.	20,800	15,225
JBF Industries, Ltd. *	16,838	24,229
Jet Airways India, Ltd. *	16,525	144,700
Jindal Saw, Ltd.	15,200	185,992
Jindal Stainless, Ltd.	44,041	102,988
JK Tyre & Industries, Ltd.	6,013	10,185
JSW Steel, Ltd.	51,075	521,742
Jyoti Structures, Ltd.	16,000	30,827
Kalpataru Power Transmission Ltd *	3,059	49,085
Karnataka Bank, Ltd.	37,324	96,044
Karur Vysya Bank, Ltd.	15,800	103,121
Kesoram Industries, Ltd.	9,211	43,391
Kirloskar Oil Engines, Ltd.	69,124	116,187
Lakshmi Machine Works, Ltd.	2,097	40,106
Lanxess ABS, Ltd.	4,800	13,040
LIC Housing Finance, Ltd.	30,069	185,792
Maharashtra Seamless, Ltd.	7,678	45,529
Mahindra & Mahindra, Ltd.	160,326	1,765,426
Mahindra Lifespace Developers, Ltd.	4,800	35,693
Mangalam Cement, Ltd.	14,461	21,889
Maruti Udyog, Ltd.	60,042	902,436
Mastek, Ltd.	18,261	119,367
Matrix Laboratories, Ltd. *	43,893	137,165
Mercator Lines, Ltd.	55,549	66,973
Merck, Ltd.	5,500	37,503
Monnet Ispat & Energy, Ltd.	17,371	170,418
Moser Baer India, Ltd.	70,156	165,448
MRF, Ltd.	920	62,592
Mukand, Ltd.	22,832	31,777
Nagarjuna Construction Company, Ltd.	60,700	125,262
Nagarjuna Fertilizers & Chemicals, Ltd. *	125,682	76,464
Nahar Spinning Mills, Ltd.	6,600	4,943
National Organic Chemical Industries, Ltd.	80,240	33,489
Navneet Publications India, Ltd.	30,000	34,232
NIIT Technologies, Ltd.	19,088	35,761
Nirma, Ltd.	27,700	70,689
Orchid Chemicals & Pharmaceuticals, Ltd.	20,218	92,562
Orient Paper & Industries, Ltd.	51,770	30,974
Oriental Bank of Commerce	13,528	43,513
Patel Engineering Ltd *	5,136	33,541
Patni Computer Systems, Ltd.	35,839	138,550
Petronet LNG, Ltd.	238,460	269,921
Pfizer, Ltd.	3,300	38,964
Polaris Software Lab, Ltd.	26,963	39,308
Polyplex Corp., Ltd.	1,700	5,685
PSL, Ltd.	10,200	48,144
PTC India, Ltd.	88,843	124,069
Punj Lloyd, Ltd.	14,269	89,119
Punjab Tractors, Ltd.	17,492	61,467
Rallis India, Ltd.	4,273	40,464
Raymond, Ltd.	13,115	38,036
Rei Agro, Ltd.	2,062	69,454
Rei Six Ten Retail, Ltd. *	1,547	0

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

India (continued)
Reliance Communications, Ltd.	169,765	$1,224,823
Reliance Industries, Ltd., GDR (g)	121,583	9,884,698
Reliance Industries, Ltd.	4,100	171,925
Rolta India, Ltd.	48,650	251,347
Ruchi Soya Industries, Ltd.	61,975	95,194
Seamec, Ltd. *	10,845	22,286
Shriram Transport Finance Company, Ltd.	54,419	361,055
Sicagen India, Ltd. *	6,851	883
Sical Logistics, Ltd. *	6,851	8,578
Sonata Software, Ltd.	29,000	13,056
South Indian Bank, Ltd.	20,294	45,429
SREI Infrastructure Finance, Ltd.	22,993	29,759
SRF, Ltd.	24,910	57,754
State Bank Of India	30,526	971,690
Sterlite Optical Technologies, Ltd.	16,753	42,672
Strides Arcolab, Ltd. *	8,709	32,399
Sundram Fasteners, Ltd.	17,700	10,087
Supreme Industries, Ltd.	7,790	32,836
Syndicate Bank, Ltd.	164,597	232,915
Tata Chemicals, Ltd.	56,208	275,657
Tata Communications, Ltd., ADR	40,047	846,193
Tata Investment Corp., Ltd.	6,431	46,664
Tata Metaliks, Ltd.	7,900	20,670
Tata Motors, Ltd., SADR	26,000	199,160
Tata Motors, Ltd.	149,148	1,103,939
Tata Steel, Ltd.	83,128	767,138
Tata Tea, Ltd.	20,573	295,639
Teledata Marine Solutions *	23,474	17,119
Teledata Technology Solutions *	23,474	17,119
Torrent Pharmaceuticals, Ltd.	9,400	33,766
Trent, Ltd.	4,173	40,074
Tube Investments of India, Ltd.	75,410	64,057
TVS Motor Company, Ltd.	51,986	37,388
Unichem Laboratories, Ltd.	9,000	32,152
United Phosphorus, Ltd.	59,452	401,037
Usha Martin, Ltd.	64,955	74,564
Varun Shipping Company, Ltd.	66,246	81,395
Wockhardt, Ltd.	18,700	62,549
Zee Entertainment Enterprises, Ltd.	36,378	158,199
Zensar Technologies, Ltd.	6,485	15,460
Zuari Industries, Ltd.	9,200	46,629

		45,331,483
Indonesia - 3.29%
Apexindo Pratama Duta Tbk PT	1,342,000	325,477
Astra Graphia Tbk PT	606,000	21,456
Astra International Tbk PT	2,336,500	4,167,756
Bakrie & Brothers Tbk PT *	5,347,000	137,220
Bakrieland Development Tbk PT *	10,608,000	259,501
Bank Central Asia Tbk PT	5,130,000	1,689,720
Bank Danamon Indonesia Tbk PT	2,045,500	1,042,912
Bank Niaga Tbk PT	5,630,500	427,631
Bank Pan Indonesia Tbk PT *	7,995,000	633,355
Bank Rakyat Indonesia Tbk PT	160,000	90,399
Berlian Laju Tanker Tbk PT	2,353,500	329,034
Bhakti Investama Tbk PT	3,630,500	117,628
Budi Acid Jaya Tbk PT	1,493,000	37,529

The accompanying notes are an integral part of the financial statements.
97

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Indonesia (continued)
Charoen Pokphand Indonesia Tbk PT *	2,559,000	$211,961
Ciputra Surya Tbk PT *	896,000	29,008
Davomas Abadi Tbk PT *	2,465,000	29,832
Enseval Putera Megatrading Tbk PT	1,244,000	51,999
Global Mediacom Tbk PT	550,000	26,065
Gudang Garam Tbk PT	348,000	215,675
Holcim Indonesia Tbk PT *	2,490,000	222,014
Indocement Tunggal Prakarsa Tbk PT	1,060,000	662,939
Indofood Sukses Makmur Tbk PT	5,312,500	1,089,893
Kalbe Farma Tbk PT	5,844,000	398,153
Kawasan Industri Jababeka Tbk PT *	6,349,500	61,145
Lippo Karawaci Tbk PT	9,235,750	682,663
Matahari Putra Prima Tbk PT	2,266,500	140,875
Medco Energi Internasional Tbk PT *	1,749,000	663,426
Mitra Adiperkasa Tbk PT	837,000	45,933
Panin Insurance Tbk PT *	1,544,000	45,669
Panin Life Tbk PT *	6,381,500	104,799
Polychem Indonesia Tbk PT *	1,954,500	37,574
Ramayana Lestari Sentosa Tbk PT	2,048,000	173,935
Samudera Indonesia Tbk PT	58,500	25,426
Summarecon Agung Tbk PT	3,295,000	97,298
Suryainti Permata Tbk PT *	1,446,000	42,935
Tempo Scan Pacific Tbk PT	133,000	6,674
Timah Tbk PT	1,930,000	336,051
Trias Sentosa Tbk PT	2,019,500	45,794
Trimegah Securities Tbk PT	1,540,500	30,206
Tunas Ridean Tbk PT	949,000	84,461

		14,842,021
Israel - 2.57%
Africa-Israel Investments, Ltd.	7,270	183,475
AudioCodes, Ltd. *	21,648	60,026
Azorim Investment Development &
Construction Company, Ltd.	15,586	101,061
Bank Hapoalim, Ltd.	1,046,424	3,096,925
Bank Leumi Le-Israel, Ltd.	1,059,614	3,604,963
Blue Square Israel, Ltd.	3,239	32,555
Clal Industries & Investments, Ltd.	43,131	142,580
Clal Insurance Enterprise Holdings, Ltd.	25,642	349,616
Delta Galil Industries, Ltd. *	3,488	13,204
Direct Insurance Financial Investments, Ltd.	16,135	39,266
Discount Investment Corp.	21,660	394,149
Electra, Ltd.	1,115	102,660
Elron Electronic Industries, Ltd. *	22,510	108,574
First International Bank of Israel, Ltd. *	44,364	76,704
Formula Systems, Ltd., GDR	3,500	35,875
Formula Systems, Ltd.	8,342	89,002
Frutarom Industries, Ltd.	6,261	59,423
Harel Insurance Investments, Ltd.	10,248	417,495
IDB Development Corp., Ltd.	14,985	196,733
Ituran Location & Control, Ltd.	2,562	28,005
Koor Industries, Ltd.	10,990	446,218
Leader Holding & Investments, Ltd.	21,500	18,376
Menorah Mivtachim Holdings, Ltd.	17,583	124,178
Migdal Insurance Holdings, Ltd.	289,288	308,105
Mivtach Shamir Holdings, Ltd.	4,391	118,291
Orbotech, Ltd. *	15,238	121,752

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Israel (continued)
Radvision, Ltd. *	2,526	$15,687
Retalix, Ltd. *	19,035	211,040
Scailex Corp., Ltd.	21,705	159,969
Super-Sol, Ltd.	13,964	66,592
Union Bank of Israel, Ltd. *	24,593	94,167
United Mizrahi Bank, Ltd.	130,445	813,505

		11,630,171
Malaysia - 3.96%
Affin Holdings BHD	715,700	333,347
AirAsia BHD *	799,300	290,703
AMDB BHD *	330,000	12,582
AMMB Holdings BHD	2,042,662	1,771,218
Ann Joo Resources BHD	48,000	35,128
Asas Dunia BHD *	24,000	4,741
Asia Pacific Land BHD *	282,100	27,335
Bandar Raya Developments BHD	240,800	97,861
Batu Kawan BHD	239,000	524,336
Berjaya Corp. BHD	1,312,300	244,808
Bolton BHD	177,100	39,090
Boustead Holdings BHD	324,100	431,177
Cahya Mata Sarawak BHD	241,600	104,617
Dijaya Corp. BHD	40,900	12,185
DNP Holdings BHD	15,000	3,905
DRB-Hicom BHD	798,300	207,374
Eastern & Oriental BHD	70,400	16,548
Eastern Pacific Industrial Corp. BHD	155,600	50,812
ECM Libra Avenue BHD	516,600	68,865
EON Capital BHD	376,200	459,329
Esso Malaysia BHD	92,100	65,192
General Corp. BHD	222,500	54,010
Globetronics Technology BHD	952,200	55,561
Glomac BHD	231,300	40,207
Goldis BHD	163,200	62,037
Hap Seng Consolidated BHD	253,900	182,914
Hong Leong Credit BHD	275,700	354,134
Hong Leong Industries BHD	25,000	28,238
Hume Industries Malaysia BHD	112,800	112,384
Hunza Properties BHD	113,800	46,675
Hwang-DBS Malaysia BHD	105,200	42,876
IGB Corp. BHD	944,300	382,257
IJM Corp. Berhad *	543,200	748,609
Insas BHD *	466,600	41,577
Integrated Logistics BHD	155,100	30,811
Jaks Resources BHD *	246,000	36,329
Jaya Tiasa Holdings BHD	63,945	44,571
K & N Kenanga Holdings BHD	323,600	53,813
Karambunai Corp. BHD *	1,978,300	43,817
Keck Seng BHD	148,200	164,676
Kian Joo Can Factory BHD	517,600	174,260
Kim Loong Resources BHD	29,400	15,202
KLCC Property Holdings BHD	595,000	469,924
KPJ Healthcare BHD	97,000	86,995
KSL Holdings BHD	267,333	61,809
KUB Malaysia BHD *	534,400	45,894
Kulim Malaysia BHD	167,600	270,079
Kumpulan Hartanah Selangor BHD *	410,800	49,791

The accompanying notes are an integral part of the financial statements.
98

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Malaysia (continued)
Kwantas Corp. BHD	56,000	$42,503
Land & General BHD *	163,200	10,359
Landmarks BHD	83,000	26,110
LBS Bina Group BHD *	210,000	18,454
Leader Universal Holdings BHD	639,800	106,175
Lion Corp. BHD *	549,100	61,357
Lion Industries Corp. BHD	422,500	155,626
MAA Holdings BHD *	133,400	23,688
Malaysia Building Society BHD	271,300	92,851
Malaysian Airline System BHD	188,000	189,430
Malaysian Plantations BHD	542,300	394,037
MBM Resources BHD	60,500	37,961
Measat Global BHD *	63,200	24,344
Mega First Corp. BHD	163,700	44,286
MK Land Holdings BHD	632,500	33,550
MNRB Holdings BHD	10,000	10,876
MTD ACPI Engineering BHD	141,900	20,779
Mulpha International BHD *	831,100	230,192
Naim Cendera Holdings, Ltd., Berhad	21,000	17,274
New Straits Times Press BHD	154,900	61,195
Nylex Malaysia BHD *	74,000	19,346
Oriental Holdings BHD	281,300	443,523
OSK Holdings BHD	452,600	187,426
OSK Property Holdings Bhd *	82,290	13,776
Padiberas Nasional BHD	364,500	138,700
Panasonic Manufacturing Malaysia BHD	48,200	148,847
PBA Holdings BHD	32,000	8,391
PJ Development Holdings BHD	480,100	70,777
POS Malaysia & Services Holdings BHD	437,700	229,667
PPB Group BHD	624,100	1,559,893
Protasco BHD	172,400	33,668
Proton Holdings BHD *	289,000	245,111
Ramunia Holdings BHD *	326,954	150,369
Ranhill BHD	372,100	78,366
RHB Capital BHD	265,300	310,472
Sarawak Energy BHD	350,300	242,662
Scientex, Inc. BHD	51,000	17,557
Scomi Group BHD	270,000	39,815
Selangor Dredging BHD	326,900	54,085
Shangri-La Hotels BHD	101,900	43,217
Shell Refining Company Federation
of Malaya BHD	161,700	494,688
SHL Consolidated BHD *	172,300	56,557
Southern Steel BHD	36,000	20,286
Sunway City BHD	265,700	174,891
Sunway Holdings, Inc. BHD *	449,000	109,324
Suria Capital Holdings BHD	286,100	120,291
Symphony House BHD	70,840	5,273
TA Enterprise BHD	879,500	204,089
Tan Chong Motor Holdings BHD	507,300	245,159
TDM BHD	160,500	67,221
Tebrau Teguh BHD *	316,000	42,096
TH Group BHD	269,200	54,510
Time.com BHD *	1,035,600	94,768
Tradewinds Malaysia BHD	57,000	52,150
Tronoh Consolidated M Berhad	227,600	94,221

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Malaysia (continued)
Unisem M BHD	405,100	$163,093
United Malacca BHD	65,200	114,198
V.S. Industry BHD	166,770	77,250
WTK Holdings BHD	268,500	125,224
YNH Property Berhad	252,200	103,150
YTL Corp. BHD	730,200	1,336,808

		17,892,565
Mexico - 10.74%
Alfa SA de CV	425,200	1,912,846
Alsea SAB de CV *	315,900	239,745
Cemex SA de CV, SADR *	596,966	10,279,755
Coca-Cola Femsa SAB de CV, SADR	26,500	1,337,190
Consorcio ARA SA de CV	245,900	137,154
Controladora Comercial Mexicana SA de CV	616,100	1,422,441
Corp Moctezuma SAB de CV	332,800	754,365
Corp. GEO SA de CV, Series B *	376,374	858,985
Embotelladoras Arca SA de CV	237,966	707,164
Empresas ICA SA de CV, SADR *	120,824	1,384,643
Empresas ICA Sociedad
Controladora SA de CV *	46,900	136,371
Fomento Economico Mexicano SA de CV,
SADR	240,775	9,183,158
GMD Resorts SAB de CV *	68,200	37,416
Gruma SA de CV, SADR *	43,786	350,288
Gruma SA de CV *	19,921	40,984
Grupo Aeroportuario del Pacifico SA de CV,
Series B, SADR	42,700	1,091,412
Grupo Aeroportuario del Sureste SA de CV,
SADR	28,167	1,398,773
Grupo Aeroportuario del Sureste SA de CV	28,700	141,027
Grupo Carso SA de CV	662,300	2,531,353
Grupo Cementos de Chihuahua SA de CV	35,500	139,578
Grupo Continential SA de CV	373,600	800,047
Grupo Financiero Banorte SA de CV	376,500	1,201,468
Grupo Financiero Inbursa SA de CV	1,233,300	4,240,121
Grupo Industrial Maseca SA de CV	53,900	44,356
Grupo Industrial Saltillo SA de CV	94,000	115,604
Grupo Kuo SA de CV *	164,000	92,973
Grupo Mexicano de Desarrollo, SAB *	68,200	153,406
Grupo Mexico SA	1,983,958	2,086,181
Grupo Simec SAB de CV *	192,500	563,251
Industrias CH SA de CV *	336,700	1,243,787
Organizacion Soriana SA de CV *	973,700	2,929,157
Qualitas Compania de Seguros SA de CV *	258,200	120,406
Urbi Desarrollos Urbanos SA de CV *	230,400	537,842
Vitro SA de CV, SADR	90,856	293,465

		48,506,712
Philippines - 0.50%
DMCI Holdings, Inc.	1,044,000	84,196
Empire East Land Holdings, Inc. *	2,990,000	21,453
Filinvest Development Corp.	730,000	28,271
Filinvest Land, Inc.	14,138,500	196,070
First Philippine Holdings Corp.	252,500	108,386
Megaworld Corp.	10,143,800	315,540
Metropolitan Bank & Trust Company	695,500	505,562
Philippine National Bank *	147,300	92,227

The accompanying notes are an integral part of the financial statements.
99

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Philippines (continued)
Rizal Commercial Banking Corp.	431,000	$147,588
Robinsons Land Corp.	1,256,000	206,540
Security Bank Corp.	144,400	170,243
Union Bank of Philippines	214,600	120,919
Universal Robina Corp.	828,500	168,628
Vista Land & Lifescapes, Inc.	2,100,000	83,713

		2,249,336
Poland - 3.48%
ABG Ster-Projekt SA	69,660	165,298
Agora SA	42,379	485,181
Bank BPH SA *	9,909	287,681
Bank Zachodni WBK SA	2,991	192,597
Barlinek SA *	1,279	2,279
Bioton SA *	1,013,637	197,089
Boryszew SA *	21,543	27,345
Cersanit-Krasnystaw SA *	12,316	85,456
Ciech SA	13,483	290,263
Computerland SA *	10,584	101,033
Debica SA	7,768	223,477
Dom Development SA	4,443	52,370
Echo Investment SA *	249,879	424,982
Elstar Oils SA *	66,143	134,851
Emperia Holding SA	2,613	83,754
Fabryka Kotlow Rafako SA *	38,508	85,325
Fabryki Mebli Forte SA *	23,417	61,073
Farmacol SA *	11,755	150,333
Firma Chemiczna Dwory SA *	589,317	235,769
Getin Holding SA *	242,035	920,184
Grupa Kety SA	10,569	348,393
Grupa Lotos SA *	51,180	577,876
Impexmetal SA	74,050	66,704
KGHM Polska Miedz SA	112,119	2,374,846
Koelner SA *	8,726	44,792
Kredyt Bank SA	48,880	282,538
MNI SA *	58,918	69,248
Mondi Packaging Paper Swiecie SA *	11,014	191,833
Mostostal-Export SA *	22,710	20,567
Multimedia Polska SA	15,510	46,754
Netia SA *	270,254	297,326
Orbis SA	32,410	724,469
Pekaes SA	6,380	33,563
Pfleiderer Grajewo SA	3,224	16,482
Polnord SA *	10,463	225,204
Polski Koncern Miesny Duda SA *	84,749	101,991
Polski Koncern Naftowy Orlen SA	310,483	4,482,702
Przedsiebiorstwo Eksportu i Importu Kopex SA *	6,797	66,642
Softbank SA	48,756	1,267,452
Stalexport Autostrady SA *	151,027	118,678
Zaklady Tluszczowe Kruszwica SA	1,270	22,339
Zelmer SA	7,718	139,905

		15,726,644
South Africa - 9.15%
ABSA Group, Ltd.	24,760	328,164
Aeci, Ltd.	87,243	651,425
Afgri, Ltd.	219,629	132,291

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Africa (continued)
African Bank Investments, Ltd.	195,000	$602,189
African Rainbow Minerals, Ltd.	98,885	1,899,626
Allied Electronics Corp., Ltd.	19,128	75,568
Allied Technologies, Ltd.	15,669	95,316
Argent Industrial, Ltd.	53,021	65,938
AVI, Ltd.	175,420	318,999
Barloworld, Ltd.	94,081	737,177
Capitec Bank Holdings, Ltd.	6,930	27,080
Caxton & CTP Publishers & Printers, Ltd.	164,927	235,141
Ceramic Industries, Ltd.	1,970	18,639
DataTec, Ltd. *	131,063	406,810
Dimension Data Holdings, Ltd.	249,960	186,623
Distell Group, Ltd.	5,779	30,531
Enaleni Pharmaceuticals, Ltd. *	242,238	76,330
Eqstra Holdings, Ltd. *	89,724	133,330
Freeworld Coatings, Ltd.	94,081	89,791
Gijima Ast Group, Ltd.	338,992	27,048
Gold Fields, Ltd., SADR	381,200	3,655,708
Gold Fields, Ltd.	3,784	36,517
Grindrod, Ltd.	35,005	76,440
Harmony Gold Mining Company, Ltd., SADR *	227,494	2,202,142
Hulamin, Ltd.	20,686	42,794
Iliad Africa, Ltd. *	57,223	59,224
Imperial Holdings, Ltd.	115,100	826,663
Investec, Ltd.	143,243	838,113
JD Group, Ltd.	89,562	327,794
Kap International Holdings, Ltd. *	189,283	37,444
Lewis Group, Ltd.	70,286	343,725
Liberty Group, Ltd.	99,395	815,132
Medi-Clinic Corp., Ltd.	32,455	71,415
Metair Investments, Ltd.	163,437	154,685
Metropolitan Holdings, Ltd.	482,415	650,818
Mittal Steel South Africa, Ltd.	181,714	3,667,024
Mondi, Ltd.	96,652	528,132
Mustek, Ltd.	76,041	33,226
Mvelaphanda Group, Ltd.	112,210	76,206
Nampak, Ltd. *	276,322	471,749
Naspers, Ltd.	3,706	73,198
Nedbank Group, Ltd.	143,194	1,813,109
Nu-World Holdings, Ltd. *	19,436	40,966
Oceana Group, Ltd.	43,289	111,587
Omnia Holdings, Ltd.	27,969	238,162
PSG Group, Ltd.	94,832	182,487
Sanlam, Ltd.	2,122,424	4,569,020
Santam, Ltd.	10,338	111,879
Sappi, Ltd., SADR	128,161	1,281,610
Sasol, Ltd., SADR	202,432	8,601,336
Standard Bank Group, Ltd.	120,181	1,381,360
Steinhoff International Holdings, Ltd. *	692,453	1,330,342
Super Group, Ltd. *	174,304	70,947
Telkom SA, Ltd., SADR	3,000	153,000
Tiger Wheels, Ltd. *	32,678	0
Trans Hex Group, Ltd.	70,871	58,650
Trencor, Ltd.	63,966	163,439
Value Group, Ltd.	178,661	65,206

		41,299,265

The accompanying notes are an integral part of the financial statements.
100

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea - 10.90%
Aekyung Petrochemical Company, Ltd.	1,660	$34,898
Asia Cement Company, Ltd.	1,260	52,406
Asia Paper Manufacturing Company, Ltd.	1,600	10,393
Binggrae Company, Ltd.	1,000	28,098
BNG Steel Comapny, Ltd.	1,870	10,454
Bookook Securities Company, Ltd.	2,100	43,813
Boryung Pharmaceutical Company, Ltd.	1,174	26,190
BYC Company, Ltd.	240	35,675
Byucksan Corp.	1,580	18,720
Byucksan Engineering & Construction
Company, Ltd.	7,600	21,890
C. & Woobang Construction Company, Ltd. *	7,230	11,121
Cheil Industries, Inc.	15,330	673,422
Choil Aluminum Manufacturing Company, Ltd. *	1,630	9,878
Chokwang Leather Company, Ltd.	2,200	11,483
Chong Kun Dang Pharm Corp.	2,310	35,610
Choongwae Pharma Corp.	1,200	14,080
Chosun Refractories Company, Ltd.	650	51,039
Chungho Comnet Company, Ltd.	2,270	28,127
CJ Corp. *	6,655	263,276
Crown Confectionery Company, Ltd.	480	27,711
Dae Chang Industrial Company, Ltd.	26,000	14,890
Dae Dong Industrial Company, Ltd.	1,800	23,882
Dae Han Flour Mills Company, Ltd.	500	77,468
Dae Won Kang Up Company, Ltd.	15,000	26,656
Daeduck Electronics Company, Ltd.	15,400	48,124
Daeduck GDS Company, Ltd.	5,010	26,216
Daegu Bank	50,970	455,248
Daehan Synthetic Fiber Company, Ltd.	429	37,512
Daekyo Company, Ltd.	2,460	124,919
Daelim Industrial Company	8,751	543,672
Daelim Trading Company, Ltd.	1,417	5,080
Daesang Corp.	3,500	23,624
Daesung Industrial Company, Ltd.	900	72,321
Daewoo Electronic Components Company,
Ltd. *	46,470	5,336
Daewoo Engineering & Construction
Company, Ltd.	33,660	389,079
Daewoo Motor Sales Corp.	9,530	175,012
Daewoong Company, Ltd.	620	12,072
Dahaam E-Tec Company, Ltd.	300	7,603
Daishin Securities Company, Ltd.	16,040	254,207
Daiyang Metal *	4,090	8,099
Daou Technology, Inc.	12,600	52,423
DI Corp.	12,000	13,797
Digital Power Communications Company, Ltd.	13,000	11,901
Dong Ah Tire & Rubber Company, Ltd.	2,240	14,773
Dong Su Industrial Company, Ltd.	1,800	20,008
Dongbang Transport Logistics Company, Ltd.	5,500	19,282
Dongbu Corp.	6,900	45,785
Dongbu Hannong Chemicals Company, Ltd. *	9,400	68,021
Dongbu Securities Company, Ltd.	8,150	47,716
Dongbu Steel Company, Ltd.	7,360	69,119
Dong-Il Corp.	348	18,287
Dongil Rubber Belt Company, Ltd.	6,137	11,637
Dongkuk Steel Mill Company, Ltd.	15,090	466,013
Dongwon F & B Company, Ltd.	870	23,814

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Dongwon Industries Company, Ltd.	760	$60,899
Dongyang Engineering & Construction Corp.	690	13,141
Dongyang Mechatronics Corp.	5,623	21,194
DPI Holdings Company, Ltd.	5,790	30,855
En Paper Manufacturing Company, Ltd. *	10,150	22,503
F&F Company, Ltd.	4,900	15,039
Fursys, Inc.	2,840	57,885
Gaon Cable Company, Ltd.	730	15,161
Global & Yuasa Battery Company, Ltd.	3,500	46,285
GS Holdings Corp.	16,030	412,339
Gwangju Shinsegae Company, Ltd.	200	21,439
H.S. R & A Company, Ltd.	2,200	14,415
Hae In Corp.	3,900	12,666
Halla Engineering & Construction Corp.	3,230	42,322
Hana Financial Group, Inc.	61,520	1,446,790
Handok Pharmaceuticals Company, Ltd.	1,000	12,907
Handsome Company, Ltd.	7,260	62,727
Hanil Cement Manufacturing Company, Ltd.	2,110	132,864
Hanil Construction Company, Ltd.	3,058	16,295
Hanil E-Wha Company, Ltd.	6,200	11,812
Hanjin Heavy Industries & Construction
Holdings Company, Ltd. *	6,430	101,064
Hanjin Shipping Company, Ltd.	27,740	645,827
Hanjin Transportation Company, Ltd.	3,340	121,970
Hankook Cosmetics Company, Ltd.	6,400	16,161
Hankook Tire Company, Ltd.	55,950	785,061
Hankuk Glass Industries, Inc.	1,970	47,265
Hankuk Paper Manufacturing Company, Ltd.	1,520	46,063
Hanmi Capital Company, Ltd.	5,310	41,740
Hanshin Construction Company, Ltd.	3,090	36,441
Hansol Chemical Company, Ltd.	2,900	20,754
Hansol Paper Company, Inc. *	12,950	172,638
Hanssem Company, Ltd.	3,800	28,061
Hanwha Chem Corp.	35,666	330,580
Hanwha Securities Company, Ltd.	15,502	108,542
Hanwha Timeworld Company, Ltd.	2,650	27,325
Hanyang Securities Company, Ltd.	2,430	24,507
Heung-A Shipping Company, Ltd.	6,660	12,240
Honam Petrochemical Corp.	7,420	427,619
Hotel Shilla Company, Ltd.	8,260	110,685
Husteel Company, Ltd.	2,300	41,589
Hwa Shin Company, Ltd.	14,700	30,503
Hwa Sung Industrial Company, Ltd.	2,730	15,419
Hwacheon Machine Tool Company, Ltd.	940	32,482
Hynix Semiconductor, Inc. *	79,990	1,325,479
Hyosung Corp.	11,560	612,232
Hyundai Cement Company, Ltd.	2,010	26,511
Hyundai Department Store Company, Ltd.	2,000	155,515
Hyundai DSF Company, Ltd.	2,300	21,931
Hyundai Elevator Company, Ltd.	881	58,727
Hyundai H & S Company, Ltd.	927	57,666
Hyundai Hysco Company, Ltd.	22,100	204,155
Hyundai Mipo Dockyard	2,996	438,767
Hyundai Motor Company, Ltd.	87,706	5,488,584
Hyundai Pharmaceutical Industrial Company,
Ltd.	15,500	40,136
Hyundai Securities Company, Ltd.	58,675	594,774

The accompanying notes are an integral part of the financial statements.
101

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Hyundai Steel Company	22,960	$1,151,924
Il Dong Pharmaceutical Company, Ltd.	710	17,122
Iljin Diamond Company, Ltd.	661	7,434
Iljin Electric, Ltd.	3,211	9,667
Ilshin Spinning Company, Ltd.	370	20,478
Ilsung Pharmaceutical Company, Ltd.	990	90,017
Inzi Controls Company, Ltd.	6,050	18,265
Isu Chemical Company, Ltd.	1,700	18,120
Jahwa Electronics Company, Ltd.	4,300	19,575
Jeil Mutual Savings Bank	1,820	5,702
Jeil Pharmaceutical Company, Ltd. *	6,510	56,634
Jeonbuk Bank, Ltd.	9,973	52,727
Joongang Construction Company, Ltd. *	1,260	9,346
KC Tech Company, Ltd.	8,126	27,506
KCC Corp.	2,350	733,050
KCTC	1,530	19,801
Keangnam Enterprises, Ltd.	3,358	43,948
Keyang Electric Machinery Company, Ltd.	13,000	20,619
KG Chemical Corp. *	5,600	36,648
Kia Motors Corp. *	97,670	1,221,600
Kirin Company, Ltd. *	1,540	1,378
KISCO Corp. *	2,571	100,650
Kiswire, Ltd.	2,650	101,872
Kolon Engineering &
Construction Company, Ltd.	3,900	25,842
Kolon Industries, Inc. *	3,990	117,575
Korea Airport Service Company, Ltd.	760	27,322
Korea Cast Iron Pipe Industries Company, Ltd.	5,500	23,997
Korea Circuit Company, Ltd. *	5,300	13,960
Korea Development Corp.	3,750	24,002
Korea Development Financing Corp.	930	30,079
Korea Electric Terminal Company, Ltd.	1,300	20,442
Korea Exchange Bank	78,630	730,254
Korea Flange Company, Ltd.	4,810	44,736
Korea Investment Holdings Company, Ltd.	15,080	412,497
Korea Iron & Steel Company, Ltd.	778	30,457
Korea Kumho Petrochemical Company, Ltd.	6,110	202,391
Korea Mutual Savings Bank	1,980	32,356
Korea Polyol Company, Ltd.	887	42,774
Korea Zinc Company, Ltd.	944	76,354
Korean Air Lines Company, Ltd.	18,550	590,452
Korean Petrochemical Industrial Company,
Ltd.	2,430	59,487
KP Chemical Corp. *	27,370	129,469
KT Freetel Company, Ltd. *	49,600	1,229,160
KTB Network Corp. *	19,730	91,706
Kukdo Chemical Company, Ltd.	1,000	21,689
Kumho Industrial Company, Ltd.	9,700	189,259
Kumho Investment Bank	60,370	45,509
Kumho Tire Company, Inc.	20,600	131,984
Kumkang Industrial Company, Ltd.	1,400	11,568
Kunsul Chemical Industrial Company, Ltd. *	1,970	24,075
Kwang Dong Pharmaceutical Company, Ltd.	8,100	20,785
Kyeryong Construction
Industrial Company, Ltd.	2,510	38,781
Kyobo Securities Company, Ltd.	1,750	18,763
Kyung Nong Corp.	9,470	30,242

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Kyungbang, Ltd. *	480	$44,022
Lee Ku Industrial Company, Ltd.	8,395	8,238
LG Chem, Ltd.	7,270	570,412
LG Dacom Corp.	20,260	359,857
LG Electronics, Inc.	29,780	2,755,505
LG International Corp.	10,930	228,248
LG Philips LCD Company, Ltd., ADR	152,600	1,938,020
Lotte Chilsung Beverage Company, Ltd.	311	228,517
Lotte Confectionery Company, Ltd.	400	344,052
Lotte Midopa Company, Ltd. *	10,660	85,903
Lotte Samkang Company, Ltd.	343	51,708
Lotte Shopping Company, Ltd.	2,861	650,884
Manho Rope & Wire, Ltd.	1,350	13,556
Meritz Investment Bank *	31,951	29,782
Meritz Securities Company, Ltd.	58,730	60,646
Moorim Paper Company, Ltd.	5,200	42,613
Namyang Dairy Products Company, Ltd.	180	87,096
Nexen Corp.	1,160	26,593
Nexen Tire Corp.	16,240	31,867
NH Investment & Securities Company, Ltd.	9,970	58,973
Nong Shim Company, Ltd.	1,400	257,128
Nong Shim Holdings Company, Ltd.	1,410	79,475
Ottogi Corp.	536	69,960
Pacific Corp.	510	52,417
Pang Rim Company, Ltd. *	910	10,714
PaperCorea, Inc.	2,800	14,890
Pohang Coated Steel Company, Ltd.	1,300	25,448
Poonglim Industrial Company, Ltd.	3,790	13,005
Poongsan Corp.	1,272	16,980
Poongsan Corp. *	6,767	56,067
Pulmuone Company, Ltd.	686	25,577
Pulmuone Company, Ltd. *	1,074	32,512
Pumyang Construction Company, Ltd.	970	11,480
Pusan Bank	62,020	560,245
Pusan City Gas Company, Ltd.	3,100	56,711
S&T Corp.	2,660	28,948
S&T Dynamics Company, Ltd.	10,410	105,105
Saehan Industries, Inc. *	15,310	101,464
Saehan Media Company, Ltd. *	4,273	7,534
Sam Kwang Glass Industrial Company, Ltd.	750	18,921
Sam Lip General Foods Company, Ltd.	2,300	15,694
Sam Young Electronics Company, Ltd.	2,950	25,385
Sam Yung Trading Company, Ltd.	4,300	14,879
Sambu Construction Company, Ltd.	1,200	24,092
Samhwa Paint Industrial Company, Ltd.	5,090	12,378
Samick Musical Instruments Company, Ltd. *	8,450	4,842
Samick THK Company, Ltd.	6,800	11,888
Samjin Pharmaceutical Company, Ltd.	3,470	28,968
Samsung Corp.	38,740	1,716,914
Samsung Electro-Mechanics Company, Ltd.	17,840	569,040
Samsung Fine Chemicals Company, Ltd.	7,370	330,411
Samsung SDI Company, Ltd. *	17,600	1,285,733
Samwhan Corp.	1,400	16,388
Samyang Corp.	2,080	64,390
Samyang Genex Company, Ltd.	930	48,242
Samyang Tongsang Company, Ltd.	1,360	36,983

The accompanying notes are an integral part of the financial statements.
102

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Savezone I & C Corp.	16,880	$17,083
Seah Besteel Corp.	7,910	176,774
SeAH Holdings Corp.	1,010	83,227
SeAH Steel Corp.	770	39,345
Sebang Company, Ltd.	5,920	61,639
Sejong Industrial Company, Ltd.	4,700	20,467
Seoul Securities Company, Ltd.	81,640	112,955
Sgwicus Corp. *	8,400	12,124
SH Chemical Company, Ltd. *	30,567	22,489
Shin Poong Pharmaceutical Company, Ltd.	1,870	26,853
Shinhan Engineering & Construction
Company, Ltd. *	2,606	22,881
Shinhan Financial Group Company, Ltd.,
SADR	56,728	4,042,437
Shinheung Securities Company, Ltd.	3,800	67,954
Shinil Engineering Company, Ltd.	3,180	23,195
Shinsegae Engineering & Construction
Company, Ltd.	700	10,196
Shinsung ENG Company, Ltd.	3,900	32,297
Shinsung ENG Company, Ltd. *	1,950	9,031
Shinsung Engineering & Construction
Company, Ltd.	2,678	8,521
Shinsung FA Company, Ltd. *	1,950	8,482
Shinyoung Securities Company, Ltd.	2,636	89,728
Silla Company, Ltd.	3,180	34,656
Sindo Ricoh Company, Ltd.	2,840	136,476
SJM Company, Ltd.	5,800	25,028
SK Corp.	10,988	1,023,164
SK Gas Company, Ltd.	2,870	154,766
SKC Company, Ltd.	9,100	159,042
SL Corp.	3,400	14,035
Solomon Mutual Savings Bank	3,600	14,068
Songwon Industrial Company, Ltd. *	8,100	28,070
Ssangyong Cement Industrial Company, Ltd. *	20,770	150,436
Ssangyong Motor Company, Ltd. *	26,890	58,057
Suheung Capsule Company, Ltd.	2,800	13,326
Sung Bo Chemicals Company, Ltd.	950	19,482
Sung Chang Enterprise Company, Ltd. *	1,750	29,641
Sungjee Construction Company, Ltd.	1,400	11,664
Sungshin Cement Company, Ltd. *	5,760	26,598
Sunjin Company, Ltd.	1,260	21,278
Tae Kyung Industrial Company, Ltd.	10,000	39,616
Taegu Department Store Company, Ltd.	2,700	24,018
Taekwang Industrial Company, Ltd.	244	194,480
Taeyoung Engineering & Construction, Ltd.	9,690	43,007
Taihan Textile Company, Ltd. *	290	7,012
Tailim Packaging Industrial Company, Ltd.	30,000	20,304
Telcoware Company, Ltd.	3,800	22,071
Trybrands, Inc. *	3,528	9,940
TS Corp.	980	51,782
Uangel Corp.	3,800	17,108
Unid Company, Ltd.	1,200	36,872
Union Steel Company, Ltd. *	2,980	69,691
Wiscom Company, Ltd.	3,760	12,426
Woongjin Holdings Company, Ltd.	2,860	33,792
Woori Investment & Securities Company, Ltd.	32,620	510,579
Yesco Company, Ltd.	1,950	47,058

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Yoosung Enterprise Company, Ltd.	6,200	$13,833
Youlchon Chemical Company, Ltd.	9,090	57,203
Young Poong Corp.	225	80,440
Young Poong Paper Manufacturing
Company, Ltd.	650	18,065
Youngone Corp.	11,950	90,841
Yuhwa Securities Company, Ltd.	3,410	43,911

		49,231,295
Taiwan - 10.83%
Acbel Polytech, Inc.	229,500	96,450
Accton Technology Corp. *	289,000	63,812
Achem Technology Corp.	103,000	40,226
AGV Products Corp. *	228,505	39,304
Ambassador Hotel Company, Ltd.	93,000	102,386
Ampoc Far-East Company, Ltd.	86,993	24,424
AmTRAN Technology Company, Ltd.	84,000	33,379
Arima Communication Corp. *	129,000	42,935
Arima Computer Corp. *	407,000	54,369
Arima Optoelectronics Corp. *	85,000	20,676
Asia Polymer Corp.	111,000	56,169
Asia Vital Components Company, Ltd.	87,870	38,283
AU Optronics Corp. ADR	389,100	4,420,176
Audix Corp.	81,200	32,839
Avision, Inc.	77,751	24,549
Bank of Kaohsiung, Ltd.	201,760	56,424
Basso Industry Corp. *	71,000	42,520
Behavior Technology Computer Corp. *	103,400	16,835
BenQ Corp.	339,000	130,011
BES Engineering Corp.	770,700	150,709
Biostar Microtech International Corp.	85,280	24,284
C Sun Manufacturing, Ltd.	83,480	26,184
Carnival Industrial Corp. *	198,000	29,592
Cathay Chemical Works, Inc.	93,000	21,304
Cathay Real Estate Development
Company, Ltd.	563,000	158,735
Central Reinsurance Company, Ltd.	209,422	63,287
Chain Qui Development Company, Ltd.	75,000	30,364
Champion Building Materials Comapny, Ltd. *	174,000	43,945
Chang Hwa Commercial Bank, Ltd.	2,683,000	1,369,610
Charoen Pokphand Enterprise Company, Ltd.	125,000	40,276
Cheng Loong Corp.	536,000	127,913
Cheng Uei Precision Industry Company, Ltd.	76,650	135,874
Chenming Mold Industrial Corp.	132,709	36,802
Chi Mei Optoelectronics Corp.	2,686,400	1,768,814
Chia Hsin Cement Corp. *	301,457	123,840
Chien Shing Stainless Steel Company, Ltd. *	199,000	25,476
Chilisin Electronics Corp.	96,900	28,130
China Airlines, Ltd. *	989,680	214,798
China Chemical & Pharmaceutical Company,
Ltd.	129,000	42,252
China Development Financial Holdings Corp.	6,601,287	2,001,535
China Electric Manufacturing Corp.	175,000	63,051
China General Plastics Corp. *	140,000	28,811
China Glaze Company, Ltd.	109,203	22,339
China Life Insurance Company, Ltd. *	39,000	17,295
China Manmade Fibers Corp. *	604,000	91,389

The accompanying notes are an integral part of the financial statements.
103

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
China Motor Company, Ltd.	427,125	$144,270
China Petrochemical Development Corp. *	1,022,000	246,366
China Steel Structure Company, Ltd.	94,000	41,417
China Synthetic Rubber Corp.	180,000	133,234
China Wire & Cable Company, Ltd. *	110,000	20,465
Chin-Poon Industrial Company, Ltd.	158,000	71,589
Chun Yu Works & Company, Ltd.	155,000	37,338
Chun Yuan Steel Industrial Company, Ltd.	308,568	105,319
Chung Hsin Electric & Machinery
Manufacturing Corp.	110,000	45,967
Chung Hwa Pulp Corp.	273,000	93,999
Chunghwa Picture Tubes, Ltd.	4,331,000	688,915
CMC Magnetics Corp. *	1,823,000	365,307
Collins Company, Ltd. * (c)	186,000	51,061
Compeq Manufactuing Company, Ltd.	556,000	121,768
Continental Engineering Corp.	412,000	126,546
Da-Cin Construction Company, Ltd.	218,000	83,010
Delpha Construction Company, Ltd. *	181,000	23,376
D-Link Corp.	252,960	218,726
E.Sun Financial Holding Company, Ltd.	2,228,720	602,242
Eastern Media International Corp.	624,048	87,337
Eclat Textile Company, Ltd.	92,700	25,475
Edom Technology Company, Ltd.	71,000	23,176
Elite Material Company, Ltd.	117,798	33,966
Elitegroup Computer Systems Company, Ltd.	570,793	130,190
Enlight Corp.	163,769	8,416
Eternal Chemical Company, Ltd.	279,400	167,085
EVA Airways Corp. *	996,000	253,202
Everest Textile Company, Ltd.	230,000	30,982
Evergreen International Storage & Transport
Corp.	550,000	268,445
Evergreen Marine Corp.	790,000	360,681
Everlight Chemical Industrial Corp.	171,000	80,929
Everspring Industry Company, Ltd. *	138,000	20,256
Evertop Wire Cable Corp. *	147,414	26,285
Excel Cell Electronic Company, Ltd.	34,000	10,709
Far Eastern Department Stores Company, Ltd.	342,000	225,332
Far Eastern International Bank *	967,000	188,494
Federal Corp.	234,598	87,579
Feng TAY Enterprise Company, Ltd.	174,000	91,830
First Copper Technology Company, Ltd.	104,000	20,534
First Insurance Company, Ltd.	122,475	32,335
Formosa Chemicals & Fibre Corp.	1,412,000	2,450,377
Formosa Taffeta Company, Ltd.	579,000	373,218
Formosan Rubber Group, Inc.	235,000	82,629
Formosan Union Chemical *	160,336	51,410
FU I Industrial *	202,000	47,937
Fubon Group Company, Ltd.	947,000	685,279
Fwusow Industry Company, Ltd.	101,970	23,550
Gigabyte Technology Company, Ltd.	450,000	233,798
Gigastorage Corp. *	146,000	17,898
Gold Circuit Electronics, Ltd.	301,800	94,144
Goldsun Development & Construction
Company, Ltd.	732,175	199,235
Gordon Auto Body Parts Company, Ltd.	50,181	12,383
Grand Pacific Petrochemical Corp. *	285,000	48,823
Grape King, Inc.	108,000	46,530

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Great China Metal Industry Company, Ltd.	90,000	$31,513
GTM Corp.	113,000	33,323
Hey Song Corp.	219,000	69,876
Hitron Technology, Inc. *	45,000	7,562
Ho Tung Chemical Corp. *	308,000	76,493
Hocheng Group Corp. *	229,500	48,418
Hold-Key Electric Wire & Cable Company, Ltd. *	138,000	30,321
Hong TAI Electric Industrial	164,000	57,419
Hsin Kuang Steel Co Ltd *	66,000	36,316
Hsing TA Cement Company, Ltd.	232,000	56,868
Hua Eng Wire & Cable Company, Ltd.	333,000	63,587
Hua Nan Financial Holdings Company, Ltd.	616,080	383,078
Hung Ching Development Company, Ltd.	166,000	37,754
Hung Sheng Construction Company, Ltd.	287,000	79,015
Hwa Fong Rubber Company, Ltd. *	77,770	12,352
Ichia Technologies, Inc.	111,180	41,477
International Semiconductor Technology, Ltd. *	143,000	27,720
Inventec Company, Ltd.	1,115,100	547,720
Jui Li Enterprise Company, Ltd.	65,000	12,272
K Laser Technology, Inc.	82,214	35,121
Kang Na Hsiung Enterprise Company, Ltd.	79,000	28,099
Kao Hsing Chang Iron & Steel Corp. *	447,000	84,684
Kaulin Manufacturing Company, Ltd.	75,710	39,454
KEE TAI Properties Company, Ltd.	85,430	20,458
Kenda Rubber Industrial Company, Ltd. *	79,550	37,399
Kindom Construction Company, Ltd.	194,000	46,391
King Yuan Electronics Company, Ltd.	540,378	183,983
King's Town Bank *	581,000	135,676
Kinpo Electronics, Inc.	805,269	187,180
Kwong Fong Industries Corp. *	231,000	31,405
Lan Fa Textile Company, Ltd.	169,781	30,325
Lead Data, Inc. *	182,000	17,358
Lealea Enterprise Company, Ltd. *	322,350	40,709
LEE CHI Enterprises Company, Ltd.	118,000	29,224
Leofoo Development Company, Ltd. *	86,000	41,179
Li Peng Enterprise Company, Ltd. *	292,864	35,811
Lien Hwa Industrial Corp.	324,316	106,023
Lingsen Precision Industries, Ltd.	146,178	37,005
Lite-On Technology Corp.	1,324,590	1,157,188
Long Bon Development Company, Ltd.	258,601	89,432
Long Chen Paper Company, Ltd. *	229,797	51,174
Lucky Cement Corp.	167,000	31,542
Macronix International Company, Ltd.	2,123,535	622,861
Mega Financial Holding Company, Ltd.	5,978,000	2,741,249
Meiloon Industrial Company, Ltd.	103,048	31,360
Mercuries & Associates, Ltd.	243,600	65,713
Mercuries Data Systems, Ltd. *	204,000	40,326
Microelectronics Technology	94,000	36,775
Micro-Star International Company, Ltd.	552,173	252,072
Mitac International	778,956	377,953
Mitac Technology Corp.	221,000	92,139
Mobiletron Electronics Company, Ltd.	56,000	20,241
Mustek Systems, Inc. *	130,000	5,563
Namchow Chemical Industrial Company, Ltd. *	180,000	27,257
Nanya Technology Corp. *	1,882,864	439,289
Nien Hsing Textile Company, Ltd.	259,000	84,970

The accompanying notes are an integral part of the financial statements.
104

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Optimax Technology Corp. *	285,000	$22,734
Oriental Union Chemical Corp.	311,000	171,192
Pacific Construction Company, Ltd. *	160,000	13,643
Pan Jit International, Inc.	100,978	52,640
Pan-International Industrial Company, Ltd.	228,900	272,429
Phihong Technology Company, Ltd.	148,919	44,644
Phoenix Precision Technology Corp.	440,997	165,875
Prince Housing Development Corp.	412,000	82,628
Prodisc Technology, Inc. *	762,000	35,255
Quintain Steel Company, Ltd. *	164,000	34,327
Radium Life Tech Company, Ltd. *	150,000	51,222
Ralec Electronic Corp.	39,000	21,970
Reward Wool Industry Corp.	186,000	26,711
Rexon Industrial Corp., Ltd. *	80,000	9,464
Ritek Corp. *	1,544,000	244,193
Sampo Corp. *	581,000	64,735
Sanyang Industrial Company, Ltd.	353,924	91,220
Sanyo Electric Taiwan Company, Ltd.	38,000	28,651
SDI Corp.	68,000	31,914
Sesoda Corp.	69,750	73,457
Sheng Yu Steel Company, Ltd.	110,000	75,636
Shin Kong Financial Holding Company, Ltd.	2,132,398	736,829
Shinkong Insurance Company, Ltd.	180,621	61,613
Shinkong Spinning Company, Ltd.	61,000	26,372
Shinkong Synthetic Fibers Corp. *	675,000	122,560
Shuttle, Inc.	122,000	32,294
Sigurd Microelectronics Corp.	171,293	63,187
Silicon Integrated Systems Corp. *	574,000	98,431
Sinon Corp.	164,000	51,264
SinoPac Holdings Company, Ltd.	4,396,000	1,228,027
Sintek Photronic Corp. *	252,780	72,761
Siward Crystal Technology Company, Ltd.	61,156	26,183
Solomon Technology Corp. *	97,900	24,633
Southeast Cement Company, Ltd.	295,000	73,416
Spirox Corp.	131,348	47,342
Standard Chemical & Pharma	65,000	34,538
Standard Foods Corp.	98,000	65,859
Stark Technology, Inc.	95,000	36,864
Sunonwealth Electric Machine Industry
Company, Ltd.	87,980	50,988
Sunplus Technology Company, Ltd.	271,945	126,288
T JOIN Transportation Company, Ltd. *	196,000	82,666
Ta Chen Stainless Pipe Company, Ltd.	166,000	84,667
Ta Chong Bank, Ltd. *	1,349,000	304,958
Ta Ya Electric Wire & Cable Company, Ltd.	282,244	51,307
Tah Hsin Industrial Company, Ltd.	120,000	51,163
TA-I Technology Company, Ltd.	109,217	53,884
Taichung Commercial Bank *	656,000	183,780
Tainan Enterprises Company, Ltd.	71,000	44,229
Tainan Spinning Company, Ltd.	798,000	183,103
Taishin Financial Holdings Company, Ltd.	4,058,000	802,799
Taisun Enterprise Company, Ltd. *	150,000	25,897
Taita Chemical Company, Ltd.	103,000	19,184
Taiwan Acceptance Corp.	30,000	17,312
Taiwan Business Bank *	1,850,000	455,716
Taiwan Cement Corp.	18,000	10,758

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Taiwan Cooperative Bank	2,199,467	$1,224,241
Taiwan Fire & Marine Insurance Company, Ltd.	71,000	39,176
Taiwan Fu Hsing Industrial Company, Ltd.	86,000	32,527
Taiwan Glass Industrial Corp.	511,349	293,289
Taiwan Kolin Company, Ltd. *	327,000	7,108
Taiwan Life Insurance Company, Ltd.	39,900	23,559
Taiwan Mask Corp.	182,000	69,568
Taiwan Paiho, Ltd.	101,200	44,280
Taiwan Pulp & Paper Corp. *	176,000	46,103
Taiwan Sakura Corp.	100,998	21,142
Taiwan Styrene Monomer Corp.	258,159	59,855
Taiwan Tea Corp. *	382,000	125,879
Taiyen Biotech Company, Ltd.	115,000	43,685
Tatung Company, Ltd. *	2,291,000	500,103
Teapo Electronic Corp. *	205,000	22,758
Teco Electric & Machinery Company, Ltd.	1,256,000	440,694
Tecom Company, Ltd. *	108,000	32,566
Test-Rite International Company, Ltd.	198,970	108,333
Tex-Ray Industrial Company, Ltd.	90,000	15,333
Ton Yi Industrial Corp.	664,000	255,201
Tong Yang Industry Company, Ltd.	190,800	96,628
Twinhead International Corp. *	224,000	19,165
TYC Brother Industrial Company, Ltd. *	139,000	54,012
Tycoons Group Enterprise Company, Ltd. *	238,000	46,464
Tze Shin International Company, Ltd.	62,328	27,335
Union Bank of Taiwan *	842,000	113,357
Unitech Electronics Company, Ltd.	101,299	36,607
Unitech Printed Circuit Board Corp.	249,550	99,177
United Integrated Services Company, Ltd.	99,000	53,806
United Microelectronics Corp.	9,087,794	2,927,177
Unity Opto Technology Company, Ltd. *	98,000	41,079
Universal Cement Corp. *	329,108	163,378
Universal Scientific Industrial Company, Ltd.	543,891	178,020
UPC Technology Corp.	402,374	145,203
USI Corp.	329,000	123,772
U-Tech Media Corp.	180,000	29,511
Ve Wong Corp. *	61,000	21,934
Walsin Lihwa Corp.	1,814,000	493,106
Walsin Technology Corp.	290,064	93,801
Wan Hai Lines, Ltd.	502,000	225,348
Waterland Financial Holding Company	1,093,007	226,019
Wei Chih Steel Industrial Company, Ltd. *	100,000	25,803
Winbond Electronics Corp. *	2,274,000	279,002
Wintek Corp.	720,000	288,768
WUS Printed Circuit Company, Ltd. *	555,000	69,861
Yageo Corp.	1,658,000	335,498
Yang Ming Marine Transport Corp.	924,709	322,836
Yeun Chyang Industrial Company, Ltd.	197,822	87,561
Yi Jinn Industrial Company, Ltd. *	219,800	31,884
Yieh Phui Enterprise Company, Ltd.	754,887	270,564
Yosun Industrial Corp.	81,187	42,959
Yuen Foong Yu Paper Manufacturing
Company, Ltd.	783,982	203,687
Yulon Motor Company, Ltd.	508,827	280,554
Yung Chi Paint & Varnish Manufacturing
Company, Ltd.	63,787	60,337
Yungtay Engineering Company, Ltd.	177,000	71,427

The accompanying notes are an integral part of the financial statements.
105

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Zig Sheng Industrial Company, Ltd.	207,264	$27,817
Zippy Technology Corp.	82,950	29,810
Zyxel Communications Corp.	204,015	135,057

		48,920,548
Thailand - 2.30%
Aapico Hitech PCL	120,600	24,220
Adkinson Securities PCL *	2,245,200	35,143
Asia Plus Securities PCL	440,200	25,611
Bangkok Aviation Fuel Services PCL	139,371	31,282
Bangkok Bank PCL, Foreign Shares	30,000	91,914
Bangkok Bank PCL, NVDR	1,131,100	3,455,128
Bangkok Expressway PCL	320,600	149,601
Bangkok Insurance PCL	1,500	10,100
Bangkok Land PCL *	3,886,065	41,317
Cal-Comp Electronics Thailand PCL	903,000	90,673
Capital Nomura Securities PCL	25,000	15,660
Charoen Pokphand Foods PCL	2,900,700	347,810
CS Loxinfo PCL	394,400	32,381
Delta Electronics Thailand PCL	293,600	137,869
Eastern Water Resources Development &
Management PCL	295,200	32,955
Golden Land Property PCL	37,000	4,917
Hemaraj Land & Development PCL	4,907,500	153,631
Home Product Center PCL	358,382	46,359
Jasmine International PCL *	5,110,500	60,372
KGI Securities Thailand PCL	1,851,200	66,153
Kiatnakin Finance PCL	238,300	119,643
Krung Thai Bank PCL	4,227,200	755,303
Krungthai Card PCL	134,500	58,789
Loxley PCL *	1,513,100	94,736
MBK PCL	46,300	84,095
Nakornthai Strip Mill PCL *	12,761,300	90,452
National Finance PCL	874,200	273,672
Padaeng Industry PCL	79,100	42,283
Polyplex PCL	372,400	65,989
Power Line Engineering PCL	224,700	14,201
Pranda Jewelry PCL	214,300	43,354
PTT Chemical PCL	567,100	971,406
Quality House PCL	3,885,800	200,831
Regional Container Lines PCL	209,100	81,516
Robinson Department Store PCL	154,900	37,513
Saha-Union PCL	157,500	78,611
Sahaviriya Steel Industries PCL	5,606,100	114,241
Samart Corp. PCL	158,500	27,852
Sansiri PCL	965,300	61,008
SC Asset Corp. PCL	168,200	33,531
Seamico Securities PCL	416,000	27,766
Serm Suk PCL *	86,700	32,775
Shin Satellite PCL *	488,500	61,459
Siam City Bank PCL *	282,900	66,840
Siam Commercial Bank PCL	490,700	992,704
Sino Thai Engineering & Construction PCL *	314,900	27,528
Sri Trang Agro-Industry PCL	60,500	21,620
Supalai PCL	991,500	80,234
Tata Steel Thailand PCL	1,714,200	74,927
Thai Oil Public Company, Ltd.	21,000	25,738

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Thailand (continued)
Thai Plastic & Chemical PCL	352,400	$184,214
Thai Union Frozen Products PCL	312,600	180,950
Thoresen Thai Agencies PCL	85,600	65,098
Tipco Asphalt PCL	97,100	38,714
Tisco Bank PCL, Foreign	54,700	24,344
TMB Bank PCL *	8,802,191	259,958
TPI Polene PCL *	800,000	75,606
Vanachai Group PCL	672,300	54,801

		10,397,398
Turkey - 3.38%
Adana Cimento Sanayii TAS	141,558	49,739
Akbank AS	107,494	550,319
Akcansa Cimento AS	26,469	82,782
Akenerji Elektrik Uretim AS *	28,238	218,225
Aksa Akrilik Kimya Sanayii AS *	52,488	68,765
Aksigorta AS	148,926	507,275
Alarko Holding AS	47,896	82,342
Alkim Alkali Kimya AS	9,413	44,452
Altinyildiz Mensucat ve Konfeksiyon
Fabrikalari AS *	14,167	62,025
Anadolu Cam Sanayii AS *	92,357	115,962
Anadolu Isuzu Otomotiv Sanayi AS	6,122	30,447
Anadolu Sigorta AS	204,928	163,794
Arcelik AS	22,026	61,575
Ayen Enerji AS *	53,740	77,959
Aygaz AS *	114,663	213,463
Bati Cimento AS	7,206	35,308
BatiSoke AS	16,968	16,617
Bolu Cimento Sanayii AS	79,896	89,207
Borusan Mannesmann Boru Sanayi AS	5,559	42,821
Bossa Ticaret ve Sanayi Isletmeleri TAS	57,084	61,696
Brisa Bridgestone Sabanci Lastik San ve Tic
AS	832	30,217
BSH Ev Aletleri Sanayi ve Ticaret AS	2,182	38,377
Cemtas Celik Makina Sanayi ve Ticaret AS	67,700	54,688
Cimsa Cimento Sanayi ve Ticaret AS	47,762	183,818
Dogan Sirketler Grubu Holdings AS *	640,222	741,925
Dogan Yayin Holding AS *	20,000	23,129
Dogus Otomotiv Servis ve Ticaret AS	48,187	107,111
Eczacibasi Ilac Sanayi AS	163,689	146,009
Eczacibasi Yapi Gerecleri Sanayi ve Ticaret
AS *	33,480	48,471
Eregli Demir ve Celik Fabrikalari TAS	569,837	2,866,079
Ford Otomotiv Sanayi AS	12,225	66,145
Gentas Genel Metal Sanayi ve Ticaret AS	43,807	35,936
Global Yatirim Holding AS *	112,799	63,617
Goldas Kuyumculuk Sanayi AS *	54,846	49,001
Goodyear Lastikleri TAS *	2,606	20,221
GSD Holding AS *	219,149	169,106
Gunes Sigorta AS	31,528	66,726
Hektas Ticaret TAS	57,406	40,864
Hurriyet Gazetecilik AS *	31,573	32,179
Izmir Demir Celik Sanayi AS	26,754	51,143
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS *	137,304	99,396
Kartonsan Karton Sanayi ve Ticaret AS	1,065	43,504

The accompanying notes are an integral part of the financial statements.
106

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Turkey (continued)
KOC Holdings AS *	159,507	$482,570
Konya Cimento Sanayii AS	708	18,832
Kordsa Global Endustriyel Iplik ve Kord Bezi
Sanayi ve Ticaret Anonim Sirketi AS *	76,519	100,339
Marmaris Marti Otel Isletmeleri AS *	100,968	44,812
Menderes Tekstil Sanayi ve Ticaret AS *	126,375	30,762
Mutlu Aku ve Malzemeleri Sanayi AS *	28,331	41,161
Net Turizm Ticaret ve Sanayi AS *	98,338	41,829
Nortel Networks Netas Telekomunikasyon AS	3,939	36,248
Parsan Makina Parcalari Sanayii AS *	40,197	51,347
Pinar Entegre Et ve Un Sanayi AS	36,324	72,887
Pinar Sut Mamulleri Sanayii AS	25,633	78,148
Sanko Pazarlama Ithalat Ihracat AS *	20,076	37,283
Sarkuysan Elektrolitik Bakir AS	32,233	59,925
Selcuk Ecza Deposu Ticaret ve Sanayi A.S. *	44,848	44,794
Tekstil Bankasi A.S. *	24,002	6,239
Tekstil Bankasi AS *	60,005	60,998
Tofas Turk Otomobil Fabrik AS	21,462	44,434
Trakya Cam Sanayi AS *	218,342	215,370
Tupras Turkiye Petrol Rafine AS	18,264	333,176
Turcas Petrolculuk AS	13,992	47,702
Turk Ekonomi Bankasi AS *	30,000	29,670
Turk Sise ve Cam Fabrikalari AS *	405,141	495,359
Turkiye Is Bankasi AS	1,093,142	4,533,437
Turkiye Vakiflar Bankasi Tao	322,250	527,301
Ulker Gida Sanayi ve Ticaret AS	26,738	56,070
Usas Ucak Servisi AS *	27,986	22,532
Uzel Makina Sanayi AS *	20,846	12,808
Uzel Makina Sanayi AS *	2,085	1,280
Vestel Elektronik Sanayi ve Tracaret AS *	71,840	80,120
Zorlu Enerji Elektrik Uretim AS *	33,714	113,171

		15,273,039
United States - 1.28%
KB Financial Group, Inc. *	111,653	5,101,426
Patni Computer Systems, Ltd., SADR	3,538	27,419
Sterlite Industries India, Ltd.	70,559	635,737

		5,764,582

TOTAL COMMON STOCKS (Cost $603,007,203)		$432,216,182

PREFERRED STOCKS - 3.44%

Brazil - 3.44%
Banco Sofisa SA (i)	11,700	28,222
Bardella SA Industrias Mecanicas * (i)	916	123,905
Brasmotor SA (i)	88,000	21,735
Companhia de Tecidos Norte de Minas SA * (i)	5,000	12,612
Confab Industrial SA (i)	56,693	157,605
Contax Participacoes SA (i)	1,900	39,949
Fabrica de Produtos Alimenticios Vigor SA * (i)	96,000	256,787
Forjas Taurus SA * (i)	11,400	27,798
Klabin SA (i)	18,200	37,875
Mahle-Metal Leve SA Industria e Comercio	1,500	24,042
Marcopolo SA * (i)	103,400	271,147
Metalurgica Gerdau SA (i)	332,600	5,191,140
Petroquimica Uniao SA (i)	7,318	56,109
Sao Paulo Alpargatas SA * (i)	1,700	54,138

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)

Brazil (continued)
Saraiva SA Livreiros Editores (i)	4,500	$56,732
Suzano Papel e Celulose SA * (i)	137,900	1,177,611
Telemar Norte Leste SA, Series A (i)	100,000	3,074,255
Uniao de Industrias Petroquimicas SA, Series
B (i)	393,800	211,086
Universo Online SA (i)	11,200	42,966
Usinas Siderurgicas de Minas Gerais SA,
Series A (i)	217,800	4,636,648
Whirlpool SA (i)	10,500	15,064

		15,517,426

TOTAL PREFERRED STOCKS (Cost $15,710,547)		$15,517,426

WARRANTS - 0.01%

India - 0.00%
Cholamandalam DBS Finance, Ltd.
(Expiration Date 12/31/2049, Strike
Price INR 140.00) *	4,517	1,015

Malaysia - 0.01%
Bandar Raya Developments BHD
(Expiration Date 09/26/2012, Strike
Price MYR 1.10) *	108,360	12,276
IJM Land Berhad
(Expiration Date: 09/11/2013, Strike
Price: MYR 1.35) *	54,320	3,550

		15,826

Thailand - 0.00%
Bangkok Land Public Company, Ltd.
(Expiration Date 05/02/2013, Strike
Price THB 1.10) *	2,459,535	5,085

TOTAL WARRANTS (Cost $3,144)		$21,926

RIGHTS - 0.00%

Brazil - 0.00%
Cosan SA Industria e Comercio (Expiration
Date: 10/22/2008, Strike Price: BRL 16.00) *	1,614	102

India - 0.00%
Tata Investment Corp., Ltd. (Expiration Date:
10/16/2008, Strike Price: INR 650.00) *	1,286	0
Tata Motors, Ltd. (Expiration Date:
10/20/2008, Strike Price: INR 340.00) *	24,858	2,064
Tata Motors, Ltd., Series A (Expiration Date:
10/20/2008, Strike Price: INR 305.00) *	24,858	0

		2,064

Poland - 0.00%
Barlinek SA (Strike Price PLN 1.40) *	1,279	1,489

South Africa - 0.00%
Super Group, Ltd.	87,152	421

TOTAL RIGHTS (Cost $0)		$4,076

The accompanying notes are an integral part of the financial statements.
107

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.17%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$5,289,184 on 10/01/2008,
collateralized by $5,365,000
Federal Home Loan Bank, 2.275%
due 04/24/2009 (valued at
$5,398,531, including interest)	$5,289,000	$5,289,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,289,000)		$5,289,000

Total Investments (Emerging Markets Value Trust)
(Cost $624,009,894) - 100.33%		$453,048,610
Liabilities in Excess of Other Assets - (0.33)%		(1,475,050)

TOTAL NET ASSETS - 100.00%		$451,573,560

The portfolio had the following five top industry concentrations as of September 30, 2008 (as a percentage of total net assets):

Banking	15.93%
Financial Services	6.81%
Food & Beverages	5.27%
Steel	4.51%
Automobiles	4.50%

Emerging Small Company Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.45%

Communications - 5.85%
Centennial Communications Corp., Class A *	177,599	$1,108,218
Central European Media Enterprises, Ltd.,
Class A *	22,738	1,487,065
Comtech Telecommunications Corp. *	28,268	1,391,916
Moneysupermarket.com Group PLC	932,750	945,408
NTELOS Holdings Corp.	50,320	1,353,105
Switch & Data Facilities Company, Inc. *	106,560	1,326,672
Vocus, Inc. *	33,915	1,151,753

		8,764,137
Consumer, Cyclical - 12.72%
American Eagle Outfitters, Inc.	79,835	1,217,484
Brown Shoe, Inc.	100,145	1,640,375
Central European Distribution Corp. *	44,405	2,016,431
China Dongxiang Group Company	3,008,000	866,705
Deckers Outdoor Corp. *	15,960	1,661,117
Dollar Tree, Inc. *	21,141	768,687
DTS, Inc. *	50,415	1,403,049
Finish Line, Inc.	88,125	880,369
Foot Locker, Inc.	41,830	675,973
Gafisa S.A., SADR (a)	49,760	1,278,832
Gymboree Corp. *	37,080	1,316,340
Kier Group PLC	22,920	322,202
Lululemon Athletica, Inc. * (a)	71,506	1,646,783
Titan International, Inc.	29,606	631,200
True Religion Apparel, Inc. *	31,255	807,942

Emerging Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Warnaco Group, Inc. *	42,270	$1,914,408

		19,047,897
Consumer, Non-cyclical - 30.12%
Abiomed, Inc. *	46,770	830,167
Alberto-Culver Company	36,123	983,991
Alliance Imaging, Inc. *	75,100	771,277
Amedisys, Inc. *	34,775	1,692,499
American Public Education, Inc. *	19,385	935,908
BioMarin Pharmaceutical, Inc. *	35,635	943,971
Capella Education Company *	23,868	1,022,982
Celera Corp. *	125,492	1,938,851
Chattem, Inc. *	20,591	1,609,804
Conceptus, Inc. * (a)	48,245	799,902
Eurand NV *	111,361	2,022,316
Forrester Research, Inc. *	27,960	819,787
Genoptix, Inc. *	50,140	1,638,074
HMS Holdings Corp. *	53,676	1,286,077
ICON PLC, SADR *	35,716	1,366,137
Illumina, Inc. *	48,560	1,968,137
Immucor, Inc. *	50,367	1,609,729
Masimo Corp. *	28,925	1,076,010
Natus Medical, Inc. *	51,305	1,162,571
OSI Pharmaceuticals, Inc. *	19,000	936,510
Parexel International Corp. *	58,210	1,668,299
PSS World Medical, Inc. *	78,685	1,534,357
Psychiatric Solutions, Inc. *	47,895	1,817,615
Sixt AG	19,125	412,645
Sligro Food Group NV	26,666	803,536
Spartan Stores, Inc.	72,070	1,793,102
Sun Healthcare Group, Inc. *	116,045	1,701,220
Team, Inc. *	32,500	1,173,900
The Geo Group, Inc. *	56,966	1,151,283
United Therapeutics Corp. *	14,847	1,561,459
Volcano Corp. *	88,375	1,528,004
Watson Wyatt Worldwide, Inc., Class A	12,338	613,569
Wright Express Corp. *	40,205	1,200,119
Wright Medical Group, Inc. *	50,395	1,534,024
Zoll Medical Corp. *	36,355	1,189,536

		45,097,368
Energy - 8.37%
Arena Resources, Inc. *	26,707	1,037,567
Carrizo Oil & Gas, Inc. *	29,100	1,055,457
Concho Resources, Inc. *	62,116	1,715,023
Core Laboratories N.V.	12,347	1,250,998
Dana Petroleum PLC *	41,645	887,649
Dawson Geophysical Company *	29,170	1,361,947
Goodrich Petroleum Corp. *	20,865	909,505
James River Coal Company *	19,080	419,569
JKX Oil & Gas PLC	113,775	568,159
Parker Drilling Company *	135,300	1,085,106
Penn Virginia Corp.	15,269	815,975
Rex Energy Corp. *	43,705	688,791
Superior Energy Services, Inc. *	23,540	733,036

		12,528,782

The accompanying notes are an integral part of the financial statements.
108

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial - 8.10%
Affiliated Managers Group, Inc. *	15,925	$1,319,387
Alexandria Real Estate Equities, Inc., REIT	12,350	1,389,375
Argo Group International Holdings, Ltd. *	24,574	905,552
FCStone Group, Inc. *	43,400	780,766
Flughafen Wien AG	13,555	854,543
GFI Group, Inc.	181,000	852,510
PrivateBancorp, Inc.	38,050	1,585,163
Riskmetrics Group, Inc. *	48,425	947,677
Stifel Financial Corp. *	21,533	1,074,497
Tower Group, Inc.	54,195	1,276,834
Zenith National Insurance Corp.	31,155	1,141,519

		12,127,823
Industrial - 11.42%
Aalberts Industries NV	29,090	372,365
Actuant Corp., Class A	40,925	1,032,947
Atlas Air Worldwide Holdings, Inc. *	28,144	1,134,485
Carillion PLC	142,480	665,684
Clean Harbors, Inc. *	20,771	1,403,081
Forward Air Corp.	47,555	1,294,923
GulfMark Offshore, Inc. *	36,907	1,656,386
Intermec, Inc. *	55,655	1,093,064
Kaydon Corp.	26,860	1,210,312
Middleby Corp. * (a)	14,345	779,077
Packaging Corp. of America	13,443	311,609
Peace Mark Holdings, Ltd.	464,000	0
Silgan Holdings, Inc.	28,697	1,466,130
Snap-on, Inc.	36,595	1,927,093
Stanley, Inc. *	31,985	1,180,566
Triumph Group, Inc.	25,340	1,158,291
ULVAC, Inc. *	14,700	416,367

		17,102,380
Technology - 20.49%
Blackboard, Inc. *	7,913	318,815
Data Domain, Inc. *	36,905	821,874
Entegris, Inc. *	153,535	743,109
FactSet Research Systems, Inc.	38,339	2,003,213
Intersil Corp., Class A	66,365	1,100,332
JDA Software Group, Inc. *	118,480	1,802,081
MedAssets, Inc. *	63,134	1,085,905
MICROS Systems, Inc. *	75,130	2,002,966
Microsemi Corp. *	37,995	968,113
Monolithic Power Systems, Inc. *	70,460	1,223,890
Netlogic Microsystems, Inc. *	32,189	973,395
Nuance Communications, Inc. *	98,355	1,198,947
Omniture, Inc. *	70,830	1,300,439
ON Semiconductor Corp. *	274,020	1,852,375
Pericom Semiconductor Corp. *	57,200	600,600
Phase Forward, Inc. *	36,875	771,056
Progress Software Corp. *	69,575	1,808,254
Quest Software, Inc. *	90,870	1,153,140
SkillSoft PLC * - ADR *	114,260	1,195,160
Solera Holdings, Inc. *	68,580	1,969,618
Sykes Enterprises, Inc. *	66,900	1,469,124
Varian Semiconductor Equipment Associates,
Inc. *	45,845	1,151,626

Emerging Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
VeriFone Holdings, Inc. *	80,070	$1,324,358
Verigy, Ltd. *	112,599	1,833,112

		30,671,502
Utilities - 1.38%
Avista Corp.	95,190	2,066,575

TOTAL COMMON STOCKS (Cost $154,390,693)		$147,406,464

SHORT TERM INVESTMENTS - 1.57%
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	$2,357,456	$2,357,456

TOTAL SHORT TERM INVESTMENTS
(Cost $2,357,456)		$2,357,456

REPURCHASE AGREEMENTS - 1.46%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$2,178,076 on 10/1/2008,
collateralized by $1,785,000
Federal National Mortgage
Association, 6.625% due
11/15/2030 (valued at $2,224,556,
including interest)	$2,178,000	$2,178,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,178,000)		$2,178,000

Total Investments (Emerging Small Company Trust)
(Cost $158,926,149) - 101.48%		$151,941,920
Liabilities in Excess of Other Assets - (1.48)%		(2,209,705)

TOTAL NET ASSETS - 100.00%		$149,732,215

Equity-Income Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.74%

Basic Materials - 6.43%
Alcoa, Inc.	513,600	$11,597,088
E.I. Du Pont de Nemours & Company	465,100	18,743,530
Eli Lilly & Company	594,400	26,171,432
International Flavors & Fragrances, Inc.	412,000	16,257,520
International Paper Company	1,052,400	27,551,832
MeadWestvaco Corp.	461,000	10,745,910
Nucor Corp.	231,600	9,148,200

		120,215,512
Communications - 10.81%
Alcatel-Lucent, SADR *	1,548,400	5,945,856
AT&T, Inc.	1,235,649	34,499,320
Cablevision Systems Corp., Class A	360,400	9,067,664
CBS Corp., Class B	615,450	8,973,261
eBay, Inc. *	410,600	9,189,228
Gannett Company, Inc. (a)	613,400	10,372,594
McGraw-Hill Companies, Inc.	576,200	18,213,682
Motorola, Inc.	973,300	6,949,362

The accompanying notes are an integral part of the financial statements.
109

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
Qwest Communications International, Inc. (a)	2,416,100	$7,804,003
Sprint Nextel Corp.	1,449,000	8,838,900
The New York Times Company, Class A (a)	795,100	11,361,979
Time Warner, Inc.	1,544,900	20,253,639
Verizon Communications, Inc.	537,900	17,261,211
Walt Disney Company	618,600	18,984,834
WPP Group PLC	257,800	2,085,230
Yahoo!, Inc. *	718,700	12,433,510

		202,234,273
Consumer, Cyclical - 8.04%
Bed Bath & Beyond, Inc. *	618,700	19,433,367
D.R. Horton, Inc.	615,100	8,008,602
Ford Motor Company *	801,100	4,165,720
Genuine Parts Company	275,500	11,077,855
Harley-Davidson, Inc.	335,500	12,514,150
Harman International Industries, Inc.	168,100	5,727,167
Home Depot, Inc.	1,025,900	26,560,551
Macy's, Inc.	259,900	4,673,002
Mattel, Inc.	654,800	11,812,592
MGM Mirage, Inc. * (a)	513,300	14,629,050
Newell Rubbermaid, Inc.	722,700	12,473,802
Southwest Airlines Company	154,100	2,235,991
Whirlpool Corp.	215,700	17,102,853

		150,414,702
Consumer, Non-cyclical - 16.30%
Abbott Laboratories	205,600	11,838,448
Amgen, Inc. *	415,000	24,597,050
Avery Dennison Corp.	362,800	16,137,344
Bristol-Myers Squibb Company	665,900	13,884,015
Colgate-Palmolive Company	102,700	7,738,445
Fortune Brands, Inc.	355,800	20,408,688
General Mills, Inc.	282,500	19,413,400
H & R Block, Inc.	699,700	15,918,175
Hershey Company	744,800	29,449,392
Johnson & Johnson	308,200	21,352,096
Kimberly-Clark Corp.	216,300	14,024,892
Kraft Foods, Inc., Class A	490,400	16,060,600
McCormick & Company, Inc.	206,000	7,920,700
Merck & Company, Inc.	598,400	18,885,504
Pfizer, Inc.	1,163,000	21,445,720
Procter & Gamble Company	231,400	16,126,266
WellPoint, Inc. *	179,600	8,399,892
Whole Foods Market, Inc. (a)	205,300	4,112,159
Wyeth	463,500	17,121,690

		304,834,476
Energy - 11.98%
Anadarko Petroleum Corp.	308,000	14,941,080
BJ Services Company	441,000	8,436,330
BP PLC, SADR	311,900	15,648,023
Chevron Corp.	592,200	48,844,656
Duke Energy Corp.	726,500	12,662,895
Exxon Mobil Corp.	618,000	47,993,880
Murphy Oil Corp.	256,600	16,458,324
Royal Dutch Shell PLC, ADR	516,900	30,502,269
Schlumberger, Ltd.	92,500	7,223,325

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
Spectra Energy Corp.	406,850	$9,683,030
Sunoco, Inc.	330,800	11,769,864

		224,163,676
Financial - 23.42%
Allied Irish Banks PLC-Sponsored ADR	435,300	7,156,332
American Express Company	462,300	16,379,289
American International Group, Inc.	513,800	1,710,954
Bank of America Corp.	724,210	25,347,350
Bank of New York Mellon Corp.	651,300	21,219,354
Capital One Financial Corp.	375,300	19,140,300
Chubb Corp.	154,500	8,482,050
Citigroup, Inc.	576,600	11,826,066
Federal National Mortgage Association	846,400	1,294,992
Fifth Third Bancorp	772,300	9,190,370
Goldman Sachs Group, Inc.	61,600	7,884,800
Hartford Financial Services Group, Inc.	25,700	1,053,443
JPMorgan Chase & Company	1,462,500	68,298,750
KeyCorp	697,900	8,332,926
Legg Mason, Inc.	321,700	12,243,902
Lincoln National Corp.	396,500	16,974,165
Marsh & McLennan Companies, Inc.	1,088,800	34,580,288
Merrill Lynch & Company, Inc.	656,400	16,606,920
Merrill Lynch & Company, Inc. *	372,052	8,471,624
National City Corp. (a)	1,712,000	2,996,000
Progressive Corp.	513,700	8,938,380
Royal Bank of Scotland Group PLC	714,425	2,304,674
SLM Corp. *	975,900	12,042,606
SunTrust Banks, Inc.	513,300	23,093,367
The Travelers Companies, Inc.	258,100	11,666,120
U.S. Bancorp	912,700	32,875,454
UBS AG *	492,000	8,409,475
Wells Fargo & Company	1,051,700	39,470,301

		437,990,252
Industrial - 11.61%
3M Company	386,200	26,381,322
Black & Decker Corp.	102,700	6,239,025
Boeing Company	180,100	10,328,735
Cooper Industries, Ltd., Class A	230,500	9,208,475
Eastman Kodak Company	671,900	10,333,822
General Electric Company	2,368,900	60,406,950
Honeywell International, Inc.	309,700	12,868,035
Illinois Tool Works, Inc.	467,600	20,784,820
Masco Corp.	853,300	15,308,202
Tyco Electronics, Ltd.	137,810	3,811,825
United Parcel Service, Inc., Class B	259,900	16,345,111
USG Corp. * (a)	308,000	7,884,800
Vulcan Materials Company	232,400	17,313,800

		217,214,922
Technology - 4.44%
Analog Devices, Inc.	515,300	13,578,155
Applied Materials, Inc.	411,100	6,219,943
Computer Sciences Corp. *	299,200	12,024,848
Dell, Inc. *	777,400	12,811,552
Intel Corp.	512,400	9,597,252

The accompanying notes are an integral part of the financial statements.
110

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
Microsoft Corp.	1,082,900	$28,902,601

		83,134,351
Utilities - 4.71%
Entergy Corp.	123,200	10,966,032
FirstEnergy Corp.	195,700	13,109,943
NiSource, Inc.	1,014,300	14,971,068
PG&E Corp.	256,800	9,617,160
Pinnacle West Capital Corp.	243,700	8,385,717
Progress Energy, Inc.	330,100	14,237,213
Teco Energy, Inc.	237,000	3,728,010
Xcel Energy, Inc.	657,200	13,137,428

		88,152,571

TOTAL COMMON STOCKS (Cost $2,061,674,908)		$1,828,354,735

PREFERRED STOCKS - 0.04%

Financial - 0.04%
Federal National Mortgage Association,
Series 08-1, 8.75%	291,900	712,236

TOTAL PREFERRED STOCKS (Cost $12,758,855)		$712,236

CONVERTIBLE BONDS - 0.10%

Consumer, Cyclical - 0.10%
Ford Motor Company
4.25% due 12/15/2036	3,123,000	1,844,444

TOTAL CONVERTIBLE BONDS (Cost $3,123,000)		$1,844,444

SHORT TERM INVESTMENTS - 4.85%
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	$46,529,533	$46,529,533
T. Rowe Price Reserve Investment Fund,
2.7528%	44,182,647	44,182,647

TOTAL SHORT TERM INVESTMENTS
(Cost $90,712,180)		$90,712,180

REPURCHASE AGREEMENTS - 0.10%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$1,812,063 on 10/01/2008,
collateralized by $1,725,000
Federal National Mortgage
Association, 6.00% due
04/18/2036 (valued at $1,849,269,
including interest)	$1,812,000	$1,812,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,812,000)		$1,812,000

Total Investments (Equity-Income Trust)
(Cost $2,170,080,943) - 102.83%		$1,923,435,595
Liabilities in Excess of Other Assets - (2.83)%		(52,879,204)

TOTAL NET ASSETS - 100.00%		$1,870,556,391

Financial Services Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.43%

Consumer, Non-cyclical - 14.26%
Dun & Bradstreet Corp.	69,300	$6,539,148
H & R Block, Inc.	96,900	2,204,475
Moody's Corp.	140,500	4,777,000
Visa, Inc.	27,000	1,657,530

		15,178,153
Energy - 6.06%
Canadian Natural Resources, Ltd.	94,200	6,448,932

Financial - 75.38%
Ambac Financial Group, Inc.	27,000	62,910
American Express Company	288,800	10,232,184
American International Group, Inc.	130,300	433,899
Ameriprise Financial, Inc.	58,440	2,232,408
Bank of New York Mellon Corp.	160,400	5,225,832
Brookfield Asset Management, Inc.	84,600	2,321,424
China Life Insurance Company, Ltd., SADR	48,164	2,678,882
Everest Re Group, Ltd.	36,300	3,141,039
FPIC Insurance Group, Inc. *	48,634	2,499,301
Goldman Sachs Group, Inc.	19,570	2,504,960
ICICI Bank, Ltd., SADR	12,900	303,408
JPMorgan Chase & Company	150,948	7,049,272
Julius Baer Holding AG	34,400	1,710,726
Loews Corp.	217,600	8,593,024
Markel Corp. *	12,700	4,464,050
MBIA, Inc.	75,600	899,640
Merrill Lynch & Company, Inc.	179,930	4,552,229
Oaktree Capital Group LLC *	63,200	1,753,800
Progressive Corp.	180,800	3,145,920
RHJ International *	71,525	648,734
State Bank of India	73,118	4,418,052
T. Rowe Price Group, Inc.	23,300	1,251,443
The First Marblehead Corp. (a)	216,750	539,707
Transatlantic Holdings, Inc.	92,237	5,013,081
Wells Fargo & Company	120,800	4,533,624

		80,209,549
Industrial - 2.73%
Sealed Air Corp.	132,300	2,909,277

TOTAL COMMON STOCKS (Cost $115,044,628)		$104,745,911

SHORT TERM INVESTMENTS - 2.53%
Goldman Sachs Group, Inc.
1.75% due 10/01/2008	$2,356,000	$2,356,000
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	333,728	333,728

TOTAL SHORT TERM INVESTMENTS
(Cost $2,689,728)		$2,689,728

Total Investments (Financial Services Trust)
(Cost $117,734,356) - 100.96%		$107,435,639
Liabilities in Excess of Other Assets - (0.96)%		(1,022,577)

TOTAL NET ASSETS - 100.00%		$106,413,062

The accompanying notes are an integral part of the financial statements.
111

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Floating Rate Income Trust
	Shares or
	Principal
	Amount	Value

TERM LOANS - 90.89%

Basic Materials - 8.08%
Berry Plastics Holding Company
7.35% due 04/03/2015 (b)	$5,478,586	$4,460,939
Brenntag, Term Loan B
7.00% due 12/23/2013 (b)	2,500,000	2,251,400
Georgia Pacific LLC, Tranche B1
6.75% due 12/23/2013 (b)	7,939,084	7,054,035
Georgia Pacific LLC, Tranche B2
1.7743% due 12/20/2012 (b)	1,647,903	1,499,822
Graham Packaging Company, Inc.
7.7056% due 10/07/2011 (b)	5,457,223	4,954,122
Graphic Packaging, Inc., Tranche B
7.35% due 05/03/2014 (b)	3,119,776	2,820,277
Lyondell Chemical Company
6.388% due 12/20/2014 (b)	743,125	541,040
8.385% due 12/20/2014 (b)	2,000,000	1,590,000
Lyondell Chemical Company, Tranche B3
6.46% due 12/20/2014 (b)	7,236,875	5,395,090
NewPage Corp., Tranche B
8.90% due 11/05/2014 (b)	5,482,497	5,063,854
Sunguard Homes, Tranche B
6.15% due 08/15/2012 (b)	7,962,108	6,989,218

		42,619,797

Communications - 19.65%
ALLTEL Communications, Inc., Tranche B2
5.08% due 05/15/2015 (b)	8,967,122	8,706,269
Cablevision Systems Corp., Tranche B
6.45% due 03/30/2013 (b)	8,314,866	7,524,954
Centennial Cellular, Tranche B
7.5545% due 02/09/2011 (b)	2,640,067	2,516,089
Charter Communications, Inc., Tranche B
7.4521% due 03/15/2014 (b)	7,375,000	5,981,568
Charter Communications, Inc., Tranche B2
7.8675% due 03/06/2014 (b)	3,530,462	3,373,357
Citadel Broadcasting Corp., Tranche B
6.86% due 06/12/2014 (b)	3,275,000	2,448,063
CMP Susquehanna Corp.
7.40% due 06/07/2013 (b)	1,488,149	1,019,382
Dex Media West LLC, Tranche B
7.00% due 10/13/2014 (b)	5,000,000	4,405,350
Direct TV Holdings, Inc., Tranche C
5.25% due 04/13/2013 (b)	7,980,000	7,685,059
Idearc, Inc., Tranche B
7.4825% due 11/01/2014 (b)	6,723,472	4,275,523
Insight Midwest Holdings LLC, Tranche B
7.65% due 04/10/2014 (b)	4,250,000	3,938,348
Level 3 Communications, Inc., Tranche B
7.65% due 03/01/2014 (b)	6,000,000	5,088,780
Lodgenet Entertainment Corp., Tranche B
7.4521% due 04/04/2014 (b)	4,233,435	3,614,295
Metropcs Wireless, Inc. Tranche B
5.035% due 02/20/2014 (b)	4,000,000	3,596,240
Newsday LLC
9.75% due 07/15/2013 (b)	4,000,000	3,860,000
Nielsen Finance, Tranche B
8.25% due 08/15/2013 (b)	5,977,209	5,277,039
Panamsat Corp., Tranche B
8.00% due 06/30/2013 (b)	9,703,884	8,945,817

Floating Rate Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Communications (continued)
Quebecor World, Inc., Tranche B
6.50% due 01/17/2013 (b)	$2,407,653	$2,154,849
Telesat Canada, Tranche D Delayed Draw
8.3139% due 10/15/2014 (b)	2,387,953	2,213,131
Tribune Company
7.426% due 05/17/2009 (b)	2,462,857	2,288,142
Univision Communications, Inc., Tranche B
7.60% due 09/15/2014 (b)	5,625,000	3,748,275
UPC Broadband Holding NV
7.10% due 03/30/2014 (b)	4,500,000	4,032,000
Virgin Media Tranche B4
7.50% due 01/15/2014 (b)	4,220,522	3,951,464
Windstream Corp., Tranche B
4.57% due 07/17/2013 (b)	3,283,417	3,061,786

		103,705,780

Consumer, Cyclical - 38.99%
Amscan Holdings, Inc., Tranche B
7.61% due 05/01/2013 (b)	3,485,509	3,067,248
Aramark Corp.
7.5788% due 01/31/2014 (b)	6,842,961	5,999,566
Bolthouse Farms, Inc., Tranche B
6.59% due 12/16/2012 (b)	5,477,028	5,141,560
Carmike Cinemas, Inc., Term Loan
8.3646% due 05/19/2012 (b)	2,774,362	2,483,054
CCM Merger, Inc., Tranche B
5.65% due 07/21/2012 (b)	4,063,375	3,514,819
Cedar Fair LP, Tranche B
8.00% due 06/13/2012 (b)	3,473,350	3,069,191
Community Health Systems, Inc., Tranche B
7.6143% due 07/02/2014 (b)	10,870,914	9,729,468
DaVita, Tranche B1
6.80% due 03/15/2014 (b)	5,000,000	4,546,450
Delta Air Lines, Inc., Tranche A
4.671% due 04/30/2012 (b)	4,937,450	4,049,598
Dole Food Company, Inc., Letter of Credit
6.75% due 04/12/2013 (b)	4,791,890	4,216,863
Dollar General Corp., Tranche B
7.7056% due 07/15/2014 (b)	3,000,000	2,673,000
Dubai Aerospace Enterprise, Term Loan Strip
8.45% due 07/31/2014 (b)	5,979,195	5,560,652
Education Management, Tranche C
7.66% due 06/12/2013 (b)	3,589,791	3,135,682
First Data Corp., Tranche B2
8.0908% due 10/15/2014 (b)	7,714,903	6,711,965
General Nutrition Center, Tranche B
7.60% due 09/06/2013 (b)	3,233,628	2,802,488
Golden Nugget, Inc., Tranche B
7.35% due 06/14/2014 (b)	3,750,000	2,925,000
Graphic Packaging, Inc., Tranche C
5.448% due 05/16/2014 (b)	5,173,628	4,709,605
Hanes Brands, Inc., Tranche B
7.7563% due 10/15/2013 (b)	2,250,000	2,090,003
Harrah's Operating Company, Inc., Tranche B2
6.162% due 02/28/2015 (b)	7,982,500	6,549,242
Hawker Beechcraft Corp., Inc.
7.40% due 03/26/2014 (b)	4,355,068	3,788,909
HCA, Inc., Tranche A
7.71% due 11/16/2012 (b)	1,483,832	1,323,400

The accompanying notes are an integral part of the financial statements.
112

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Floating Rate Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Consumer, Cyclical (continued)
HCA, Inc., Tranche B
8.15% due 11/01/2013 (b)	$9,455,798	$8,418,403
Health Management Associates, Inc., Tranche B
7.15% due 01/16/2014 (b)	6,255,538	5,339,102
Hercules Offshore LLC, Tranche B
7.1986% due 07/11/2013 (b)	4,987,406	4,667,364
HVHC, Inc., Tranche B
7.8576% due 08/15/2013 (b)	3,842,580	3,496,748
Iasis Healthcare Corp., Tranche B
7.35% due 05/01/2014 (b)	5,349,419	4,924,836
Iconix, Tranche B
7.60% due 05/01/2014 (b)	2,943,021	2,737,010
Invitrogen Corp., Term Loan B
2.819% due 06/12/2015 (b)	2,000,000	1,947,500
Las Vegas Sands LLC, Tranche B
7.1986% due 05/08/2014 (b)	6,217,523	4,851,409
Manor Care, Tranche B
8.0097% due 11/15/2014 (b)	5,472,238	4,541,958
Metro-Goldwyn-Mayer, Inc. Term Loan B
5.4243% due 04/08/2011 (b)	4,239,130	3,174,049
Michaels Stores, Inc., Tranche B
7.7056% due 10/31/2013 (b)	5,468,044	4,064,397
Neiman Marcus Group, Inc., Tranche B
6.9469% due 03/13/2013 (b)	6,444,036	5,648,971
Oceania Cruises, Inc., Tranche B
7.60% due 05/01/2014 (b)	1,491,643	1,230,606
Penn National Gaming, Inc., Term Loan B
5.3736% due 10/03/2012 (b)	4,987,147	4,552,666
Petco Animal Supplies, Inc., Tranche B
8.15% due 11/15/2013 (b)	3,224,751	2,865,997
Pharmaceutical Health Technologies, Tranche B
7.60% due 04/15/2014 (b)	5,223,552	4,292,036
Quicksilver Resource, Inc., 2nd Lien
7.802% due 08/08/2013 (b)	3,740,625	3,547,347
QUIZNO'S Corp.
7.35% due 05/05/2012 (b)	1,989,848	1,554,569
Regal Cinemas, Tranche B
2.5421% due 10/19/2010 (b)	3,740,482	3,408,514
Rental Service Corp., 2nd Lien
9.0236% due 12/01/2013 (b)	2,000,000	1,592,500
Royalty Pharma, Tranche B
6.85% due 05/15/2014 (b)	4,987,373	4,762,942
Sally Holdings LLC, Tranche B
7.90% due 11/15/2013 (b)	4,982,903	4,558,111
Select Medical Corp., Tranche B
4.63% due 02/24/2012 (b)	4,220,553	3,773,174
Thomson Learning Holdings, Tranche B
8.50% due 11/05/2014 (b)	3,972,418	3,299,252
Transdigm, Term Loan B
4.685% due 07/01/2012 (b)	4,500,000	4,168,125
Tropicana Entertainment, Tranche B
7.86% due 12/15/2011 (b)	4,000,000	2,791,440
United Air Lines, Inc., Tranche B
7.4521% due 01/12/2014 (b)	5,697,519	3,656,611
Vanguard Health Holdings, Tranche B
6.409% due 05/18/2011 (b)	5,412,038	4,897,894
Venetian Macau
7.60% due 04/01/2013 (b)	500,000	457,750

Floating Rate Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Consumer, Cyclical (continued)
Venetian Macau, Tranche B
7.75% due 04/01/2013 (b)	$2,655,000	$2,430,652
Venetian Macau, Tranche Delayed Draw
1.375% due 04/01/2013 (b)	345,000	315,847
Wesco Aircraft Add On, Term Loan
5.05% due 09/29/2013 (b)	1,500,000	1,375,005
Wesco Aircraft Hardware, Term B
7.7563% due 09/29/2013 (b)	2,500,000	2,291,675
Yankee Candle, Term Loan B
7.5028% due 01/15/2014 (b)	2,500,000	2,031,250

		205,753,473

Consumer, Non-cyclical - 12.48%
Acosta, Tranche B
8.25% due 08/15/2013 (b)	2,230,421	2,007,379
Activant Solutions, Inc., Tranche B
7.10% due 05/02/2013 (b)	3,172,841	2,570,001
Adesa, Inc., Tranche B
7.60% due 09/22/2013 (b)	3,856,924	3,316,954
Affinion Group, Tranche B
6.8438% due 10/17/2012 (b)	5,000,000	4,650,000
Allied Waste Industries, Inc., Tranche B
5.00% due 03/25/2012 (b)	2,339,191	2,258,793
Allison Transmission, Inc., Tranche B
8.45% due 08/07/2014 (b)	4,771,450	4,002,722
Asurion Corp. Tranche B
7.466% due 07/02/2014 (b)	5,250,000	4,599,000
Bausch & Lomb, Inc., Tranche B
8.25% due 04/11/2015 (b)	6,460,964	6,036,608
Biomet, Inc., Tranche B
5.75% due 03/25/2015 (b)	5,407,610	5,060,171
Fenwal, Inc.
7.61% due 03/01/2014 (b)	3,982,707	3,315,603
Ford Motor Company, Tranche B
8.466% due 11/29/2013 (b)	2,984,810	2,045,520
General Motors Corp., Tranche B
7.40% due 12/15/2013 (b)	3,482,317	2,378,248
Hanger Orthopedic Group, Inc., Tranche B
7.70% due 07/15/2014 (b)	1,478,174	1,345,139
Hertz Corp.
6.75% due 01/21/2012 (b)	7,201,416	6,484,011
Nacco, Tranche B
6.90% due 03/21/2013 (b)	1,239,384	1,041,082
Sensata Technologies
6.9451% due 04/27/2013 (b)	4,477,099	3,832,397
Ticketmaster, Term Loan
6.05% due 08/01/2014 (b)	3,000,000	2,820,000
US Investigations Services, Inc., Tranche B
1.00% due 02/21/2015 (b)	5,094,807	4,381,534
Visteon, Tranche B
8.4153% due 06/20/2013 (b)	4,000,000	2,566,240
West Corp., Tranche B
8.15% due 10/01/2013 (b)	1,492,444	1,128,661

		65,840,063

Energy - 9.12%
Ashmore Energy International, Tranche B
8.35% due 05/30/2014 (b)	5,004,730	4,379,139
Brand Energy Services, Tranche B
7.65% due 02/07/2014 (b)	4,471,503	4,007,585

The accompanying notes are an integral part of the financial statements.
113

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Floating Rate Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Energy (continued)
Calpine Corp.
8.60% due 03/29/2009 (b)	$9,464,987	$8,116,227
Dynegy Holdings, Inc.
6.633% due 04/02/2013 (b)	7,487,999	6,482,436
Energy Future Holdings Corp., Tranche B3
8.50% due 10/10/2014 (b)	8,462,393	7,245,924
Express Energy Service, Term Loan
8.35% due 07/02/2013 (b)	4,000,000	3,940,000
Meg Energy, Tranche B
7.00% due 04/15/2013 (b)	5,680,383	5,282,756
NRG Energy, Inc., Tranche B
6.60% due 02/01/2013 (b)	1,000,000	887,250
7.10% due 02/01/2013 (b)	5,875,000	5,212,594
TXU Energy, Tranche B2
8.50% due 10/10/2014 (b)	2,984,962	2,562,918

		48,116,829

Financial - 0.32%
Chrysler Financial, Tranche B
9.35% due 08/03/2012 (b)	1,736,842	1,190,935
Lender Processing Services, Tranche B
5.05% due 06/18/2014 (b)	500,000	491,250

		1,682,185

Industrial - 1.69%
Freescale Semiconductor, Inc., Tranche B
7.37% due 12/01/2013 (b)	5,960,827	4,933,240
Oshkosh Truck Corp. Tranche B
zero coupon due 12/06/2013	1,888,608	1,668,264
Swift Transport, Term Loan B
8.35% due 05/15/2014 (b)	3,500,000	2,301,250

		8,902,754

Technology - 0.56%
CGG, Tranche B
7.5028% due 01/30/2014 (b)	3,231,690	2,973,155

TOTAL TERM LOANS (Cost $512,444,424)		$479,594,036

CORPORATE BONDS - 6.84%

Basic Materials - 0.44%
Abitibi-Consolidated Company of Canada
15.50% due 07/15/2010 (g)	1,127,000	794,535
Georgia Gulf Corp.
9.50% due 10/15/2014	2,500,000	1,537,500

		2,332,035

Communications - 1.08%
Citizens Communications Company
7.875% due 01/15/2027	1,600,000	1,200,000
iPCS, Inc.
4.9256% due 05/01/2013 (b)	5,500,000	4,482,500

		5,682,500

Consumer, Cyclical - 1.02%
Continental Airlines, Inc., Series 01-1
6.503% due 06/15/2011	375,000	324,375
Continental Airlines, Inc., Series 974A
6.90% due 01/02/2018	1,233,754	1,085,703
Continental Airlines, Inc., Series 981A
6.648% due 09/15/2017	283,345	240,843

Floating Rate Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Cyclical (continued)
Continental Airlines, Inc., Series 991A
6.545% due 02/02/2019	$1,597,951	$1,358,259
Neiman Marcus Group, Inc.
10.375% due 10/15/2015	1,200,000	1,005,000
Station Casinos, Inc.
7.75% due 08/15/2016	2,550,000	1,383,375

		5,397,555

Consumer, Non-cyclical - 0.24%
Hertz Corp.
10.50% due 01/01/2016	1,500,000	1,252,500

Energy - 1.07%
El Paso Corp.
7.00% due 06/15/2017	3,000,000	2,680,089
Williams Companies, Inc.
7.625% due 07/15/2019	3,000,000	2,955,000

		5,635,089

Financial - 2.01%
Countrywide Financial Corp.
0.5544% due 05/15/2037 (b)	2,600,000	2,391,150
Ford Motor Credit Company LLC
12.00% due 05/15/2015	5,400,000	4,120,799
Forest City Enterprises, Inc.
7.625% due 06/01/2015	1,470,000	1,176,000
GMAC LLC
4.0544% due 05/15/2009 (b)	4,000,000	2,894,564

		10,582,513

Industrial - 0.98%
Nortek, Inc.
10.00% due 12/01/2013 (g)	2,500,000	2,200,000
NXP BV/NXP Funding LLC
5.5406% due 10/15/2013 (b)	2,000,000	1,320,000
7.875% due 10/15/2014	2,500,000	1,675,000

		5,195,000

TOTAL CORPORATE BONDS (Cost $43,042,179)		$36,077,192

REPURCHASE AGREEMENTS - 1.55%
Merrill Lynch Tri-Party Repurchase
Agreement dated 09/30/2008 at
0.25% to be repurchased at
$8,200,057 on 10/01/2008,
collateralized by $8,241,000
Federal Home Loan Mortgage
Corp., 3.50% due 05/05/2011
(valued at $8,364,000, including
interest)	$8,200,000	$8,200,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,200,000)		$8,200,000

Total Investments (Floating Rate Income Trust)
(Cost $563,686,603) - 99.28%		$523,871,228
Other Assets in Excess of Liabilities - 0.72%		3,773,001

TOTAL NET ASSETS - 100.00%		$527,644,229

The accompanying notes are an integral part of the financial statements.
114

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Franklin Templeton Founding Allocation Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
JOHN HANCOCK TRUST
Income (Templeton) (c)(j)	43,204,550	$425,564,813
Global (Templeton) (c)(j)	32,169,933	433,972,389
Mutual Shares (Templeton) (c)(j)	46,029,183	434,975,777

TOTAL INVESTMENT COMPANIES (Cost $1,659,695,997)		$1,294,512,979

Total Investments (Franklin Templeton Founding Allocation		$1,294,512,979
Trust) (Cost $1,659,695,997) - 100.01%
Liabilities in Excess of Other Assets - (0.01)%		(67,314)

TOTAL NET ASSETS - 100.00%		$1,294,445,665

Fundamental Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.82%

Basic Materials - 0.96%
BHP Billiton PLC	218,400	$4,947,676
Rio Tinto PLC	77,900	4,888,949
Sino-Forest Corp. *	463,500	5,840,296

		15,676,921
Communications - 7.89%
Amazon.com, Inc. *	75,900	5,522,484
Cisco Systems, Inc. *	404,908	9,134,724
Comcast Corp., Special Class A	2,257,334	44,514,627
eBay, Inc. *	152,900	3,421,902
Google, Inc., Class A *	20,330	8,142,572
Grupo Televisa SA, SADR	867,900	18,980,973
Liberty Media Corp. - Capital, Series A *	53,005	709,207
Liberty Media Corp. - Entertainment, Series A *	220,020	5,493,899
Liberty Media Holding Corp.-Interactive A *	261,125	3,371,124
News Corp., Class A	1,489,300	17,856,707
Sprint Nextel Corp.	1,087,000	6,630,700
WPP Group PLC, SADR	133,949	5,451,724

		129,230,643
Consumer, Cyclical - 9.56%
Bed Bath & Beyond, Inc. *	421,250	13,231,462
CarMax, Inc. * (a)	414,100	5,797,400
Costco Wholesale Corp.	1,268,591	82,369,614
CVS Caremark Corp.	715,107	24,070,502
Harley-Davidson, Inc.	543,368	20,267,626
Hunter Douglas NV	51,278	2,084,230
Lowe's Companies, Inc.	294,300	6,971,967
Sears Holdings Corp. * (a)	18,370	1,717,595
Virgin Blue Holdings, Ltd.	278,576	71,938

		156,582,334
Consumer, Non-cyclical - 16.53%
Altria Group, Inc.	882,997	17,518,660
Avon Products, Inc.	150,388	6,251,629
Cardinal Health, Inc.	257,878	12,708,228
Cosco Pacific, Ltd.	2,122,185	2,435,674
Covidien, Ltd.	339,742	18,264,530
Diageo PLC, SADR	333,019	22,931,688
Dun & Bradstreet Corp.	82,305	7,766,300

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Express Scripts, Inc. *	195,200	$14,409,664
H & R Block, Inc.	879,890	20,017,497
Heineken Holding NV	342,050	13,428,460
Hershey Company	79,417	3,140,148
Iron Mountain, Inc. *	877,409	21,417,554
Johnson & Johnson	119,900	8,306,672
Moody's Corp.	370,599	12,600,366
Philip Morris International, Inc.	927,997	44,636,656
Procter & Gamble Company	323,030	22,511,961
Schering-Plough Corp.	360,900	6,665,823
UnitedHealth Group, Inc.	414,800	10,531,772
Visa, Inc.	46,040	2,826,396
Whole Foods Market, Inc. (a)	124,600	2,495,738

		270,865,416
Diversified - 0.68%
China Merchants Holdings International
Company, Ltd.	3,491,381	11,199,408

Energy - 17.15%
Canadian Natural Resources, Ltd.	367,345	25,148,439
China Coal Energy Company, H Shares	6,309,100	6,669,963
ConocoPhillips	929,476	68,084,117
Devon Energy Corp.	623,731	56,884,267
EOG Resources, Inc.	532,382	47,626,894
Occidental Petroleum Corp.	853,518	60,130,343
OGX Petroleo e Gas Participacoes SA *	5,800	1,179,568
Transocean, Inc. *	139,663	15,340,584

		281,064,175
Financial - 30.89%
Ambac Financial Group, Inc.	204,692	476,932
American Express Company	1,591,919	56,401,690
American International Group, Inc.	1,397,517	4,653,732
Ameriprise Financial, Inc.	280,327	10,708,491
Aon Corp.	290,532	13,062,319
Bank of New York Mellon Corp.	803,410	26,175,098
Berkshire Hathaway, Inc., Class A *	603	78,751,800
Brookfield Asset Management, Inc.	396,900	10,890,936
Citigroup, Inc.	394,281	8,086,703
Discover Financial Services	84,412	1,166,574
E*TRADE Financial Corp. *	119,600	334,880
Goldman Sachs Group, Inc.	47,520	6,082,560
Hang Lung Group, Ltd.	1,550,000	4,909,837
JPMorgan Chase & Company	1,751,238	81,782,815
Loews Corp.	990,889	39,130,207
Markel Corp. *	3,553	1,248,879
MBIA, Inc. (a)	135,400	1,611,260
Merrill Lynch & Company, Inc.	1,515,878	38,351,713
Morgan Stanley	55,125	1,267,875
NIPPONKOA Insurance Company, Ltd.	1,049,600	5,899,606
Principal Financial Group, Inc.	104,308	4,536,355
Progressive Corp.	1,619,904	28,186,330
State Street Corp.	50,695	2,883,531
Sun Life Financial, Inc.	63,529	2,247,021
Tokio Marine Holdings, Inc.	302,200	11,094,906
Toronto-Dominion Bank	93,875	5,725,436
Transatlantic Holdings, Inc.	273,400	14,859,290

The accompanying notes are an integral part of the financial statements.
115

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Wachovia Corp.	406,450	$1,422,575
Wells Fargo & Company	1,179,534	44,267,911

		506,217,262
Industrial - 6.04%
ABB, Ltd., SADR	57,700	1,119,380
Asciano Group	198,900	520,000
China Shipping Development Company, Ltd.,
Class H - Hong Kong Exchange	2,648,000	3,476,272
Garmin, Ltd. * (a)	74,600	2,531,924
Kuehne & Nagel International AG	66,825	4,458,740
Martin Marietta Materials, Inc.	101,621	11,379,519
Sealed Air Corp.	1,254,602	27,588,698
Siemens AG	73,500	6,855,859
Toll Holdings, Ltd.	278,576	1,578,016
Tyco Electronics, Ltd.	331,712	9,175,154
Tyco International, Ltd.	339,752	11,898,115
United Parcel Service, Inc., Class B	119,958	7,544,159
Vulcan Materials Company (a)	146,470	10,912,015

		99,037,851
Technology - 5.95%
Agilent Technologies, Inc. *	582,400	17,273,984
Dell, Inc. *	707,900	11,666,192
Hewlett-Packard Company	310,116	14,339,764
Microsoft Corp.	1,426,174	38,064,584
Texas Instruments, Inc.	753,000	16,189,500

		97,534,024
Utilities - 0.17%
AES Corp. *	241,300	2,820,797

TOTAL COMMON STOCKS (Cost $1,608,947,407)		$1,570,228,831

CONVERTIBLE BONDS - 0.26%

Basic Materials - 0.14%
Sino-Forest Corp.
5.00% due 08/01/2013 (g)	2,473,000	2,238,065

Communications - 0.12%
Level 3 Communications, Inc.
10.00% due 05/01/2011	2,000,000	1,965,944

TOTAL CONVERTIBLE BONDS (Cost $4,473,000)		$4,204,009

SHORT TERM INVESTMENTS - 5.24%
Goldman Sachs Group, Inc.
1.75% due 10/01/2008	$16,358,000	$16,358,000
Greenwich Capital Holdings Funding
5.45% due 10/01/2008	10,988,000	10,988,000
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	23,545,543	23,545,543

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
San Paolo Us Financi
3.50% due 10/01/2008	$35,000,000	$35,000,000

TOTAL SHORT TERM INVESTMENTS
(Cost $85,891,543)		$85,891,543

Total Investments (Fundamental Value Trust)
(Cost $1,699,311,950) - 101.32%		$1,660,324,383
Liabilities in Excess of Other Assets - (1.32)%		(21,643,989)

TOTAL NET ASSETS - 100.00%		$1,638,680,394

Global Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 87.39%

Austria - 0.78%
Telekom Austria AG	300,000	$5,278,439

Bermuda - 3.53%
Accenture, Ltd., Class A	407,760	15,494,880
Tyco Electronics, Ltd.	305,820	8,458,981

		23,953,861
Brazil - 0.10%
Empresa Brasileira de Aeronautica SA, ADR	24,370	658,234

Cayman Islands - 0.81%
Seagate Technology	450,000	5,454,000

Finland - 0.54%
UPM-Kymmene Oyj	234,340	3,656,255

France - 6.53%
Accor SA	37,790	2,018,232
Compagnie Generale des Etablissements
Michelin, Class B	20,300	1,314,879
France Telecom SA	296,260	8,309,977
PSA Peugeot Citroen SA	70,000	2,634,533
Sanofi-Aventis SA	147,810	9,717,842
Total SA	198,780	12,075,867
Vivendi SA	262,380	8,225,800

		44,297,130
Germany - 5.78%
Bayerische Motoren Werke (BMW) AG	147,950	5,734,654
Deutsche Post AG	305,820	6,380,784
Infineon Technologies AG *	764,560	4,244,755
Merck KGAA *	28,970	3,089,454
Muenchener Rueckversicherungs-
Gesellschaft AG	20,000	3,016,897
SAP AG	99,790	5,314,708
Siemens AG	122,330	11,410,575

		39,191,827
Hong Kong - 0.63%
Cheung Kong Holdings, Ltd.	250,000	2,832,131
Swire Pacific, Ltd., Class A	165,500	1,454,768

		4,286,899
India - 0.20%
ICICI Bank, Ltd., SADR	56,480	1,328,410

The accompanying notes are an integral part of the financial statements.
116

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Ireland - 0.35%
CRH PLC - London Exchange	10,730	$229,252
CRH PLC	102,123	2,161,147

		2,390,399
Italy - 3.20%
Eni SpA	305,820	8,106,084
Intesa Sanpaolo SpA	1,550,000	8,524,345
UniCredito Italiano SpA	1,350,000	5,048,115

		21,678,544
Japan - 3.77%
Ebara Corp. (a)	1,291,000	3,412,383
Fuji Photo Film Company, Ltd.	108,500	2,797,225
Konica Minolta Holdings, Inc.	260,000	2,971,475
Mitsubishi UFJ Financial Group, Inc.	406,855	3,547,877
NGK Spark Plug Company, Ltd.	12,000	116,822
NOK Corp.	239,000	2,679,335
Olympus Optical Company, Ltd.	49,000	1,432,158
Sumitomo Mitsui Financial Group, Inc.	512	3,210,066
Toyota Motor Corp.	125,990	5,386,384

		25,553,725
Netherlands - 3.79%
ING Groep NV	316,820	6,791,916
Koninklijke (Royal) Philips Electronics NV	208,980	5,670,165
Randstad Holdings NV	103,770	2,728,585
Reed Elsevier NV	398,565	5,912,707
Royal Dutch Shell PLC, A Shares	98,718	2,908,448
SBM Offshore NV	79,676	1,705,722

		25,717,543
Norway - 0.37%
Aker Kvaerner ASA	154,590	2,503,327

Russia - 0.57%
OAO Gazprom, SADR	47,800	1,479,410
OAO Gazprom, SADR	75,000	2,396,730

		3,876,140
Singapore - 1.40%
Flextronics International, Ltd. *	250,640	1,774,531
Singapore Telecommunications, Ltd. (a)	3,364,000	7,689,205

		9,463,736
South Korea - 2.31%
Hyundai Motor Company, Ltd.	75,000	4,693,451
KT Corp.	41,420	1,430,230
Samsung Electronics Company, Ltd.	20,730	9,499,593

		15,623,274
Spain - 0.68%
Telefonica SA	193,960	4,611,895

Sweden - 0.89%
Ericsson LM, Series B	399,244	3,791,535
Svenska Cellulosa AB, ADR	211,720	2,242,829

		6,034,364
Switzerland - 2.52%
Adecco SA	54,500	2,367,564
Nestle SA	33,160	1,433,092
Novartis AG	203,880	10,734,187

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Switzerland (continued)
UBS AG *	150,000	$2,563,864

		17,098,707
Taiwan - 1.27%
Lite-On Technology Corp.	1,689,692	1,476,148
Taiwan Semiconductor
Manufacturing Company, Ltd.	4,250,830	7,128,776

		8,604,924
Turkey - 0.33%
Turkcell Iletisim Hizmetleri AS, ADR	149,100	2,235,009

United Kingdom - 12.60%
Aviva PLC	800,000	6,958,582
BAE Systems PLC	423,280	3,120,390
BP PLC	1,150,340	9,580,370
British Sky Broadcasting Group PLC	582,516	4,333,872
Compass Group PLC	674,830	4,185,300
GlaxoSmithKline PLC	458,730	9,937,328
HSBC Holdings PLC	550,000	8,783,926
Kingfisher PLC	1,682,040	4,009,896
Old Mutual PLC	1,327,000	1,857,428
Pearson PLC	407,760	4,417,572
Premier Foods PLC	1,980,170	2,658,567
Royal Bank of Scotland Group PLC	1,073,402	3,462,704
Royal Dutch Shell PLC, B Shares	203,880	5,727,566
Standard Life PLC	700,000	3,051,637
Tesco PLC	387,900	2,697,839
Vodafone Group PLC	3,839,010	8,478,184
Wolseley PLC	272,970	2,063,262
Yell Group PLC	80,581	111,508

		85,435,931
United States - 34.44%
Abbott Laboratories	38,010	2,188,616
ACE, Ltd.	70,045	3,791,536
American Express Company	47,930	1,698,160
American International Group, Inc.	288,190	959,673
Amgen, Inc. *	326,210	19,334,467
Bank of America Corp.	39,510	1,382,850
Boston Scientific Corp. *	733,980	9,005,934
Bristol-Myers Squibb Company	66,350	1,383,397
Chico's FAS, Inc. *	650,000	3,555,500
Cisco Systems, Inc. *	221,560	4,998,394
Comcast Corp., Special Class A	560,680	11,056,609
Covidien, Ltd.	252,400	13,569,024
El Paso Corp.	403,350	5,146,746
Expedia, Inc. *	200,830	3,034,541
FedEx Corp.	38,190	3,018,538
Focus Media Holding, Ltd., ADR * (a)	76,410	2,178,449
General Electric Company	482,300	12,298,650
Harley-Davidson, Inc.	101,940	3,802,362
KB Financial Group, Inc. *	65,000	2,969,850
Merck & Company, Inc.	126,430	3,990,131
Microsoft Corp.	600,000	16,014,000
News Corp., Class A	849,160	10,181,428
Oracle Corp. *	815,530	16,563,414
Pentair, Inc.	99,870	3,452,506
Pfizer, Inc.	662,620	12,218,713

The accompanying notes are an integral part of the financial statements.
117

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United States (continued)
Pitney Bowes, Inc.	80,000	$2,660,800
Progressive Corp.	298,860	5,200,164
Quest Diagnostics, Inc.	142,710	7,373,826
Sprint Nextel Corp.	1,019,420	6,218,462
Target Corp.	31,420	1,541,151
Time Warner, Inc.	866,500	11,359,815
Torchmark Corp.	68,900	4,120,220
Tyco International, Ltd.	244,660	8,567,993
United Parcel Service, Inc., Class B	152,910	9,616,510
USG Corp. *	133,220	3,410,432
Viacom, Inc., Class B *	227,000	5,638,680

		233,501,541

TOTAL COMMON STOCKS (Cost $777,144,781)		$592,434,114

SHORT TERM INVESTMENTS - 13.58%
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	$9,606,155	$9,606,155
Paribas Corp.
5.00% due 10/01/2008	82,465,000	82,465,000

TOTAL SHORT TERM INVESTMENTS
(Cost $92,071,155)		$92,071,155

Total Investments (Global Trust)
(Cost $869,215,936) - 100.97%		$684,505,269
Liabilities in Excess of Other Assets - (0.97)%		(6,568,633)

TOTAL NET ASSETS - 100.00%		$677,936,636

The portfolio had the following five top industry concentrations as of September 30, 2008 (as a percentage of total net assets):

Pharmaceuticals	6.27%
Telecommunications Equipment & Services	5.84%
Software	5.59%
Insurance	5.27%
Banking	5.21%

Global Allocation Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 79.63%

Australia - 1.15%
BHP Billiton, Ltd.	37,494	$969,993
National Australia Bank, Ltd.	20,797	419,734
Orica, Ltd.	30,065	507,746
Qantas Airways, Ltd.	198,522	506,108
QBE Insurance Group, Ltd.	17,984	387,844

		2,791,425
Austria - 0.37%
Telekom Austria AG	51,156	900,079

Bermuda - 0.09%
Weatherford International, Ltd. *	8,800	221,232

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada - 1.15%
Canadian National Railway Company	15,300	$730,030
Potash Corp. of Saskatchewan, Inc.	1,100	145,211
Toronto Dominion Bank Ontario	15,600	939,298
Trans-Canada Corp.	27,500	986,305

		2,800,844
Finland - 0.36%
Nokia AB Oyj	47,437	884,768

France - 2.39%
AXA Group SA	22,182	726,114
BNP Paribas SA	14,053	1,341,464
GDF Suez	17,893	930,907
Societe Generale	3,566	320,333
Technip SA	7,288	409,521
Total SA	34,282	2,082,628

		5,810,967
Germany - 2.34%
Allianz SE	2,224	304,907
Daimler AG	16,092	799,015
E.ON AG	15,849	797,789
Henkel AG & Company KGaA	16,302	594,632
MAN AG	3,814	256,783
Metro AG	9,854	494,141
Muenchener Rueckversicherungs-
Gesellschaft AG	9,101	1,372,839
Siemens AG	11,285	1,052,631

		5,672,737
Greece - 0.21%
Alpha Bank A.E.	23,390	509,228

Hong Kong - 0.59%
Bank of East Asia, Ltd.	123,000	387,182
Esprit Holdings, Ltd.	65,800	407,866
New World Development Company, Ltd.	423,000	471,112
Sun Hung Kai Properties, Ltd.	16,000	164,876

		1,431,036
Ireland - 0.76%
Bank of Ireland - London Exchange	83,180	473,290
CRH PLC - London Exchange	19,973	426,733
CRH PLC	8,832	186,905
Elan Corp. PLC, SADR *	21,000	224,070
Experian Group, Ltd.	34,899	231,290
Ryanair Holdings PLC, SADR *	13,800	309,534

		1,851,822
Italy - 0.20%
Intesa Sanpaolo SpA	86,638	476,472

Japan - 4.45%
Canon, Inc.	26,500	1,004,638
Honda Motor Company, Ltd.	42,600	1,292,175
Japan Tobacco, Inc.	290	1,093,034
Kao Corp.	13,000	348,628
Komatsu, Ltd.	29,900	489,508
Kuraray Company, Ltd.	30,500	303,177
Mitsubishi Corp.	37,100	773,911
Mitsui Fudosan Company, Ltd.	22,000	425,083

The accompanying notes are an integral part of the financial statements.
118

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Mitsui O.S.K. Lines, Ltd.	50,000	$434,418
Mitsui Sumitomo Insurance Group Holdings,
Inc. *	15,200	517,672
Nomura Holdings, Inc.	46,200	602,915
NTT DoCoMo, Inc.	488	781,140
Shin-Etsu Chemical Company, Ltd.	9,200	437,466
Sumitomo Mitsui Financial Group, Inc.	152	952,988
Sumitomo Trust & Banking Company, Ltd.	93,000	619,607
The Bank of Yokohama, Ltd.	76,000	376,459
THK Company, Ltd.	23,100	359,435

		10,812,254
Netherlands - 0.60%
ASML Holding NV	41,646	727,830
Reed Elsevier NV	26,115	387,416
TNT Post Group NV	12,682	351,376

		1,466,622
Norway - 0.15%
Norsk Hydro ASA	52,000	351,792

Singapore - 0.26%
Singapore Telecommunications, Ltd.	275,000	628,577

Spain - 0.25%
Banco Bilbao Vizcaya Argentaria SA	37,093	599,821

Switzerland - 3.36%
Adecco SA	8,953	388,932
Credit Suisse Group AG	19,910	929,836
Givaudan AG	780	651,499
Nestle SA	47,357	2,046,651
Novartis AG	33,372	1,757,020
Roche Holdings AG - Genusschein	11,706	1,832,479
Synthes AG	4,071	563,191

		8,169,608
United Kingdom - 4.40%
Associated British Foods PLC	50,973	646,838
Barclays PLC	190,254	1,130,383
BICC PLC	26,072	141,661
BP PLC	175,377	1,460,591
British Sky Broadcasting Group PLC	142,245	1,058,291
Cobham PLC	123,148	418,615
Kingfisher PLC	148,594	354,240
Prudential PLC	54,834	499,976
Rio Tinto PLC	4,567	286,622
Standard Chartered PLC	22,211	546,514
Tesco PLC	130,444	907,236
The Sage Group PLC	131,256	459,743
Tullow Oil PLC	28,723	367,233
Vodafone Group PLC	776,882	1,715,689
Wolseley PLC	92,487	699,069

		10,692,701
United States - 56.55%
Abbott Laboratories	7,100	408,818
Abercrombie & Fitch Company, Class A	4,300	169,635
ACE, Ltd.	15,300	828,189
Adobe Systems, Inc. *	2,400	94,728
AFLAC, Inc.	35,300	2,073,875

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United States (continued)
Allergan, Inc.	39,600	$2,039,400
Amazon.com, Inc. *	6,800	494,768
American Electric Power Company, Inc.	26,400	977,592
American Tower Corp., Class A *	3,600	129,492
Amgen, Inc. *	18,100	1,072,787
Analog Devices, Inc.	63,900	1,683,765
Apple, Inc. *	4,500	511,470
ArcelorMittal	7,239	366,407
AT&T, Inc.	54,700	1,527,224
Automatic Data Processing, Inc.	7,500	320,625
Baker Hughes, Inc.	34,400	2,082,576
Bank of New York Mellon Corp.	40,401	1,316,265
Baxter International, Inc.	8,000	525,040
Becton, Dickinson & Company	2,100	168,546
BlackRock, Inc.	1,000	194,500
BorgWarner, Inc.	39,100	1,281,307
Broadcom Corp., Class A *	32,000	596,160
Burlington Northern Santa Fe Corp.	21,700	2,005,731
Cameron International Corp. *	4,100	158,014
Campbell Soup Company	5,900	227,740
Carnival Corp.	43,200	1,527,120
Cephalon, Inc. *	4,900	379,701
Chesapeake Energy Corp.	3,400	121,924
Chevron Corp.	20,100	1,657,848
Cisco Systems, Inc. *	27,700	624,912
Citigroup, Inc.	149,300	3,062,143
City National Corp.	11,000	597,300
Coach, Inc. *	21,400	535,856
Colgate-Palmolive Company	3,200	241,120
Comcast Corp., Class A	138,000	2,708,940
CONSOL Energy, Inc.	3,600	165,204
Constellation Brands, Inc., Class A *	44,900	963,554
Covidien, Ltd.	19,700	1,059,072
DaVita, Inc. *	10,400	592,904
Discover Financial Services	72,650	1,004,023
EOG Resources, Inc.	8,700	778,302
Exelon Corp.	33,500	2,097,770
Express Scripts, Inc. *	3,400	250,988
FedEx Corp.	28,800	2,276,352
Fifth Third Bancorp	114,100	1,357,790
Fortune Brands, Inc.	19,400	1,112,784
Freeport-McMoRan Copper & Gold, Inc.,
Class B	1,300	73,905
General Dynamics Corp.	3,100	228,222
General Electric Company	139,000	3,544,500
Genzyme Corp. *	34,000	2,750,260
Goldman Sachs Group, Inc.	4,200	537,600
Google, Inc., Class A *	1,700	680,884
Halliburton Company	69,500	2,251,105
Hartford Financial Services Group, Inc.	19,200	787,008
Hewlett-Packard Company	33,600	1,553,664
Illinois Tool Works, Inc.	49,500	2,200,275
Intel Corp.	189,600	3,551,208
International Game Technology	12,800	219,904
Interpublic Group of Companies, Inc. *	137,300	1,064,075
Intuit, Inc. *	43,200	1,365,552

The accompanying notes are an integral part of the financial statements.
119

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United States (continued)
J. Crew Group, Inc. *	10,000	$285,700
Johnson & Johnson	35,600	2,466,368
Johnson Controls, Inc.	58,600	1,777,338
JPMorgan Chase & Company	4,400	205,480
Laboratory Corp. of America Holdings *	7,700	535,150
Marathon Oil Corp.	29,800	1,188,126
Masco Corp.	93,900	1,684,566
MasterCard, Inc., Class A	4,300	762,519
Medco Health Solutions, Inc. *	39,700	1,786,500
Medtronic, Inc.	30,800	1,543,080
Microsoft Corp.	99,500	2,655,655
Millipore Corp. *	12,000	825,600
Monsanto Company	2,200	217,756
Morgan Stanley	69,300	1,593,900
NetApp, Inc. *	56,100	1,022,703
News Corp., Class A	108,800	1,304,512
NiSource, Inc.	25,100	370,476
Nortel Networks Corp. *	542	1,214
Northern Trust Corp.	2,200	158,840
Omnicom Group, Inc.	31,100	1,199,216
Oracle Corp. *	7,000	142,170
PACCAR, Inc.	37,950	1,449,310
Pall Corp.	22,600	777,214
Peabody Energy Corp.	23,800	1,071,000
Pepco Holdings, Inc.	20,700	474,237
PepsiCo, Inc.	4,700	334,969
Pharmaceutical Product Development, Inc.	14,500	599,575
Praxair, Inc.	6,000	430,440
Precision Castparts Corp.	3,000	236,340
Principal Financial Group, Inc.	33,600	1,461,264
Procter & Gamble Company	2,100	146,349
Prudential Financial, Inc.	4,700	338,400
QUALCOMM, Inc.	17,600	756,272
Royal Caribbean Cruises, Ltd.	20,900	433,675
Ryder Systems, Inc.	10,600	657,200
Schering-Plough Corp.	69,200	1,278,124
Schlumberger, Ltd.	1,900	148,371
Sempra Energy	25,100	1,266,797
Sherwin-Williams Company	4,700	268,652
Southwest Airlines Company	35,600	516,556
Southwestern Energy Company *	6,200	189,348
Sprint Nextel Corp.	263,795	1,609,149
Starbucks Corp. *	66,300	985,881
Starwood Hotels & Resorts Worldwide, Inc.	28,200	793,548
Stryker Corp.	6,800	423,640
Sunoco, Inc.	13,600	483,888
SunTrust Banks, Inc.	30,900	1,390,191
Symantec Corp. *	18,244	357,218
Sysco Corp.	49,100	1,513,753
T. Rowe Price Group, Inc.	2,290	122,996
Target Corp.	7,800	382,590
UBS Emerging Markets Equities Fund *	161,431	4,169,069
UBS High Yield Fund *	658,905	13,216,582
Ultra Petroleum Corp. *	13,100	724,954
Union Pacific Corp.	3,700	263,292
United Technologies Corp.	7,700	462,462

Global Allocation Trust (continued)
		Shares or
		Principal
		Amount	Value

COMMON STOCKS (continued)

United States (continued)
UnitedHealth Group, Inc.		18,400	$467,176
Visa, Inc.		10,100	620,039
VMware, Inc. Class A *		25,800	687,312
Wells Fargo & Company		92,200	3,460,266
Wyeth		62,100	2,293,974
Wynn Resorts, Ltd. *		7,300	595,972
Xilinx, Inc.		50,800	1,191,260
XTO Energy, Inc.		6,275	291,913
Zimmer Holdings, Inc. *		16,800	1,084,608

			137,331,118

TOTAL COMMON STOCKS (Cost $229,978,459)			$193,403,103

U.S. TREASURY OBLIGATIONS - 5.99%

Federal Home Loan Bank - 0.38%
3.375% due 10/20/2010		100,000	100,058
3.625% due 08/15/2011		820,000	824,924

			924,982
Treasury Inflation Protected
Securities (d) - 0.68%
2.00% due 01/15/2016		1,673,171	1,652,910

U.S. Treasury Bonds - 1.29%
4.75% due 02/15/2037		2,695,000	2,882,810
8.125% due 08/15/2019		175,000	234,869

			3,117,679
U.S. Treasury Notes - 3.64%
2.375% due 08/31/2010		3,945,000	3,976,822
3.875% due 05/15/2018		3,665,000	3,688,336
4.875% due 04/30/2011		1,105,000	1,182,522

			8,847,680

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $14,489,485)			$14,543,251

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.72%

Federal Home Loan Mortgage Corp. - 1.86%
2.375% due 05/28/2010		410,000	404,834
4.50% due 06/01/2034		238,488	225,325
5.128% due 05/01/2037		596,342	595,343
5.50% due 04/01/2018 to 09/01/2038		2,295,620	2,290,035
5.75% due 09/15/2010	EUR	35,000	49,989
6.00% due 03/01/2029		$22,709	23,181
6.50% due 11/01/2029 to 02/01/2038		900,511	926,495

			4,515,202
Federal National Mortgage
Association - 5.35%
3.00% due 07/12/2010		345,000	344,214
3.50% due 04/28/2011		355,000	355,345
3.875% due 07/12/2013		590,000	588,766
4.572% due 09/01/2035		622,623	613,555
5.00% due 10/15/2010 to 08/01/2036		681,752	668,902
5.00% TBA **		1,650,000	1,607,719
5.25% due 08/01/2012		90,000	90,198
5.50% due 10/01/2017 to 05/01/2038		2,768,921	2,770,417
5.625% due 07/15/2037		240,000	254,376
6.00% due 06/01/2014 to 06/01/2038		2,118,506	2,143,713

The accompanying notes are an integral part of the financial statements.
120

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal National Mortgage
Association (continued)
6.152% due 04/01/2036		$629,395	$641,182
6.50% due 06/01/2017 to 12/01/2037		680,578	699,396
7.50% due 07/25/2041		128,018	137,282
5.50% due 10/01/2038		2,060,000	2,088,235

			13,003,300

Government National Mortgage
Association - 0.51%
6.00% due 07/15/2029		671,548	686,815
6.50% due 08/15/2027 to 04/15/2031		519,263	543,991

			1,230,806

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $18,819,390)			$18,749,308

FOREIGN GOVERNMENT OBLIGATIONS - 0.67%

Canada - 0.02%
Canadian Government Bond
5.25% due 06/01/2012	CAD	45,000	45,357

France - 0.18%
Government of France
3.50% due 07/12/2009	EUR	130,000	182,822
3.75% due 04/25/2021		100,000	130,848
4.00% due 04/25/2055		95,000	115,545

			429,215
Germany - 0.05%
Federal Republic of Germany
4.00% due 01/04/2037		95,000	121,025

Italy - 0.29%
Republic of Italy
2.10% due 09/15/2017		59,090	78,993
3.75% due 08/01/2021		50,000	62,380
4.25% due 08/01/2013		237,000	330,893
4.50% due 02/01/2018		170,000	234,827

			707,093

Spain - 0.04%
Kingdom of Spain
5.75% due 07/30/2032		65,000	100,821

Sweden - 0.01%
Kingdom of Sweden
6.75% due 05/05/2014	SEK	190,000	31,495

United Kingdom - 0.08%
Government of United Kingdom
4.25% due 12/07/2027	GBP	35,000	58,830
4.75% due 12/07/2038		30,000	55,530
5.8553% due 09/07/2015		45,000	82,066

			196,426

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $1,763,701)			$1,631,432

CORPORATE BONDS - 2.27%

France - 0.02%
France Telecom SA
7.75% due 03/01/2011		$30,000	31,485

Global Allocation Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Germany - 0.11%
Kreditanstalt fuer Wiederaufbau, Series E, MTN
4.625% due 10/12/2012	EUR	190,000	$268,775

Ireland - 0.02%
GE Capital European Funding, Series E, MTN
4.625% due 08/23/2010		40,000	53,118

Italy - 0.02%
Intesa Sanpaolo SpA, EMTN
6.375% due 04/06/2010		35,000	50,000

Netherlands - 0.04%
E.ON International Finance BV, EMTN
5.125% due 10/02/2012		40,000	56,262
Rabobank Nederland, EMTN
4.125% due 04/04/2012		35,000	47,917

			104,179

Switzerland - 0.05%
Credit Suisse New York
5.75% due 02/15/2018		$145,000	126,324

United Kingdom - 0.07%
Abbey National PLC
7.95% due 10/26/2029		25,000	24,138
Halifax PLC
9.375% due 05/15/2021	GBP	30,000	49,629
Lloyds TSB Bank PLC, EMTN
6.625% due 03/30/2015		30,000	49,773
Royal Bank of Scotland PLC
9.625% due 06/22/2015		20,000	36,629

			160,169

United States - 1.94%
Allergan, Inc.
5.75% due 04/01/2016		$200,000	192,345
Anadarko Petroleum Corp.
5.95% due 09/15/2016		35,000	32,169
AOL Time Warner, Inc.
6.875% due 05/01/2012		225,000	223,087
AT&T Wireless Services, Inc.
8.75% due 03/01/2031		30,000	33,170
AT&T, Inc.
6.50% due 09/01/2037		100,000	85,068
Avalonbay Communities, Inc.
7.50% due 08/01/2009		15,000	15,053
Bank of America Corp.
5.42% due 03/15/2017		300,000	238,801
Bank One Corp.
7.875% due 08/01/2010		85,000	87,158
Bear Stearns Companies, Inc.
7.25% due 02/01/2018		220,000	211,722
Bellsouth Corp.
6.55% due 06/15/2034		35,000	30,007
Boeing Capital Corp.
6.10% due 03/01/2011		50,000	52,490
Burlington Northern Santa Fe Corp.
7.082% due 05/13/2029		25,000	25,084
Citigroup, Inc.
6.875% due 03/05/2038		75,000	61,347
Citigroup, Inc., Series E, MTN
5.50% due 11/18/2015	GBP	30,000	44,614

The accompanying notes are an integral part of the financial statements.
121

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

United States (continued)
Comcast Cable Communications, Inc.
6.75% due 01/30/2011	$125,000	$126,787
CVS Caremark Corp.
5.75% due 06/01/2017	135,000	126,156
Dominion Resources, Inc.
5.95% due 06/15/2035	75,000	62,047
DTE Energy Company
6.35% due 06/01/2016	105,000	97,901
Exelon Generation Company LLC
5.35% due 01/15/2014	85,000	77,051
Ford Motor Credit Company LLC
5.80% due 01/12/2009	730,000	693,116
General Electric Capital Corp.
5.875% due 01/14/2038	210,000	154,822
General Electric Capital Corp., Series A, MTN
6.00% due 06/15/2012	160,000	154,428
General Motors Acceptance Corp.
6.875% due 09/15/2011	110,000	49,081
HSBC Finance Corp.
6.75% due 05/15/2011	130,000	130,672
ICI Wilmington, Inc.
4.375% due 12/01/2008	130,000	129,766
International Lease Finance Corp.
3.50% due 04/01/2009	360,000	323,710
JP Morgan Chase Capital XXV, Series Y
6.80% due 10/01/2037	100,000	76,655
Kinder Morgan Energy Partners LP
5.125% due 11/15/2014	90,000	82,157
7.40% due 03/15/2031	250,000	231,287
MetLife, Inc.
5.00% due 11/24/2013	125,000	118,317
Morgan Stanley
6.75% due 04/15/2011	215,000	159,125
Pacific Gas & Electric Company
6.05% due 03/01/2034	50,000	44,134
ProLogis
5.625% due 11/15/2015	90,000	78,686
PSEG Power LLC
6.95% due 06/01/2012	145,000	147,899
Residential Capital Corp.
6.125% due 11/21/2008	60,000	51,000
Sprint Capital Corp.
6.875% due 11/15/2028	100,000	67,000
Washington Mutual Bank
5.50% due 01/15/2013	325,000	406
Wells Fargo Bank NA
5.95% due 08/26/2036	250,000	195,648

		4,709,966

TOTAL CORPORATE BONDS (Cost $6,546,984)		$5,504,016

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.92%

United States - 1.92%
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2, Class C
6.349% due 06/11/2035	345,000	342,021

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-1, Class 4A1
5.3489% due 03/25/2035 (b)	$4,304	$3,698
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A4
5.431% due 10/15/2049	325,000	284,476
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2006-16, Class M1
6.2527% due 11/25/2036 (b)	984,241	349,397
Federal Home Loan Mortgage Corp.,
Series 2006-3178, Class MC
6.00% due 04/15/2032	475,000	487,338
G-Force CDO, Ltd. Series 2006-1A, Class A3
5.60% due 09/27/2046 (g)	375,000	236,250
GS Mortgage Securities Corp., II,
Series 2006-CC1, Class A
6.3477% due 03/21/2046 (b)(g)	1,022,512	511,256
GS Mortgage Securities Corp., II,
Series 2006-RR2, Class A1
5.6803% due 06/23/2046 (b)(g)	1,247,891	792,411
GSR Mortgage Loan Trust,
Series 2005-4F, Class 3A1
6.50% due 04/25/2020	202,099	193,131
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP8, Class A4
5.399% due 05/15/2045	425,000	369,674
JPMorgan Commercial Mortgage Finance Corp.,
Series 1999-C8, Class A2
7.40% due 07/15/2031	105,909	105,961
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-3, Class B
5.525% due 07/12/2046 (b)	125,000	82,427
Morgan Stanley Dean Witter
Capital I, Series 2000-LIFE, Class A2
7.57% due 11/15/2036	113,971	115,254
WaMu Mortgage Pass Through Certificates, Series
2007-HY1, Class 1A1
5.714% due 02/25/2037 (b)	4,424	3,257
WaMu Mortgage Pass-Through Certificates, Series
2002-AR17, Class 1A
4.279% due 11/25/2042 (b)	162,165	144,422
Washington Mutual, Inc., Series 2007-HY1, Class
LB1
5.7967% due 02/25/2037 (b)	998,757	406,238
Wells Fargo Mortgage Backed Securities Trust,
Series 2007-10, Class 1A1
6.00% due 07/25/2037	298,019	241,954

		4,669,165

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $7,172,980)		$4,669,165

ASSET BACKED SECURITIES - 0.33%

United States - 0.33%
Fieldstone Mortgage Investment Corp., Series
2006-S1, Class A
3.4269% due 01/25/2037 (b)(g)	913	110

The accompanying notes are an integral part of the financial statements.
122

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES
(continued)

United States (continued)
Greenpoint Home Equity Loan Trust,
Series 2004-3, Class A
4.6962% due 03/15/2035 (b)		$20,815	$15,872
GSAMP Trust, Series 2006-S5, Class A2
5.658% due 09/25/2036		491,732	63,636
Harley-Davidson Motorcycle Trust, Series 2007-2,
Class B
5.23% due 03/17/2014		675,000	593,281
Home Equity Mortgage
Trust, Series 2006-3, Class A2
5.594% due 09/25/2036 (b)		500,000	76,774
Merrill Lynch Mortgage Investors, Inc., Series
2006-SL1, Class A
3.3869% due 09/25/2036 (b)		35,291	20,742
Nomura Asset Acceptance Corp., Series 2006-S4,
Class A1
3.3769% due 08/25/2036 (b)		114,834	29,372

			799,787

TOTAL ASSET BACKED SECURITIES
(Cost $1,831,859)			$799,787

SUPRANATIONAL OBLIGATIONS - 0.05%

Luxembourg - 0.05%
European Investment Bank
4.75% due 06/06/2012	GBP	30,000	52,886
European Investment Bank, Series INTL
5.375% due 10/15/2012	EUR	50,000	72,873

			125,759

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $131,179)			$125,759

REPURCHASE AGREEMENTS - 1.95%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$4,727,164 on 10/01/2008,
collateralized by $4,705,000
Federal Home Loan Mortgage
Corp., 5.20% due 10/24/2012
(valued at $4,822,625, including
interest)		$4,727,000	$4,727,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,727,000)			$4,727,000

Total Investments (Global Allocation Trust)
(Cost $285,461,037) - 100.53%			$244,152,821
Liabilities in Excess of Other Assets - (0.53)%			(1,283,598)

TOTAL NET ASSETS - 100.00%			$242,869,223

The portfolio had the following five top industry concentrations as of September 30, 2008 (as a percentage of total net assets):

Mutual Funds	7.16%
Financial Services	6.19%
Banking	4.93%
Insurance	3.83%
Healthcare Products	3.23%

Global Bond Trust
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS - 8.94%

U.S. Treasury Notes - 8.61%
2.50% due 03/31/2013		$2,200,000	$2,158,407
4.25% due 08/15/2013		24,200,000	25,570,712
4.50% due 05/15/2017		47,500,000	50,154,300

			77,883,419

U.S. Treasury Strips - 0.33%
zero coupon due 05/15/2017		4,300,000	3,020,892

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $80,384,372)			$80,904,311

U.S. GOVERNMENT AGENCY OBLIGATIONS - 42.45%

Federal Home Loan Mortgage Corp. - 3.62%
5.134% due 03/01/2035 (b)		930,240	914,359
5.50% TBA **		32,000,000	31,797,501

			32,711,860

Federal National Mortgage
Association - 22.72%
3.5569% due 03/25/2044 (b)		177,218	173,084
3.6069% due 09/25/2032 (b)		45,458	43,014
4.503% due 11/01/2034 (b)		3,137,650	3,134,687
4.942% due 12/01/2034 (b)		680,225	686,701
5.00% due 11/25/2032 to 08/01/2037		4,831,084	4,497,829
5.00% TBA **		9,000,000	8,758,434
5.068% due 05/01/2035 (b)		546,381	537,073
5.50% due 03/01/2048 to 12/01/2099		9,754,822	9,638,409
5.50% TBA **		40,600,000	40,435,062
6.00% TBA **		57,000,000	57,730,284
6.50% TBA **		78,000,000	79,974,336

			205,608,913

Government National Mortgage
Association - 15.95%
5.125% due 11/20/2023 to 10/20/2026 (b)		105,173	106,401
5.25% due 01/20/2030 (b)		38,003	38,077
5.375% due 02/20/2024 to 06/20/2030 (b)		137,955	139,061
6.00% due 08/20/2034 to 09/20/2038		35,276,863	35,537,712
6.00% TBA **		82,000,000	83,094,556
6.50% due 08/20/2038		2,876,476	2,923,556
6.50% TBA **		22,000,000	22,512,186

			144,351,549
Small Business Administration - 0.16%
4.12% due 03/01/2014		1,327,162	1,244,226
6.64% due 02/10/2011		37,573	38,445
7.22% due 11/01/2020		146,995	153,586

			1,436,257

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $385,223,797)			$384,108,579

FOREIGN GOVERNMENT OBLIGATIONS - 50.86%

Australia - 0.02%
Commonwealth of Australia
5.75% due 06/15/2011	AUD	250,000	200,805

Canada - 1.17%
Province of Ontario, Canada
4.70% due 06/02/2037	CAD	3,400,000	3,026,279
5.00% due 12/01/2038		5,200,000	4,730,791

The accompanying notes are an integral part of the financial statements.
123

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Canada (continued)
Government of Canada (continued)
5.00% due 06/01/2037	CAD	1,600,000	$1,701,856
5.75% due 12/01/2036		1,000,000	1,015,912
6.35% due 06/18/2031		125,000	136,695

			10,611,533

Denmark - 0.03%
Realkredit Danmark A/S, Series 73D
5.00% due 10/01/2038 (b)	DKK	1,387,234	236,581

Finland - 0.33%
Republic of Finland
5.75% due 02/23/2011	EUR	2,030,000	2,985,094

France - 5.11%
Government of France
4.00% due 04/25/2055		600,000	729,761
4.00% due 04/25/2014		400,000	560,181
4.00% due 10/25/2038		13,300,000	16,519,398
4.75% due 04/25/2035		500,000	702,183
5.00% due 10/25/2011		4,550,000	6,624,752
5.50% due 04/25/2010		5,190,000	7,500,909
5.75% due 10/25/2032		8,500,000	13,589,412

			46,226,596

Germany - 8.51%
Federal Republic of Germany
4.00% due 01/04/2037		1,100,000	1,401,341
4.25% due 07/04/2039		5,200,000	6,901,826
4.75% due 07/04/2034		1,600,000	2,283,227
5.50% due 01/04/2031		5,900,000	9,221,844
5.625% due 01/04/2028		8,800,000	13,883,085
6.25% due 01/04/2024		5,900,000	9,853,517
6.25% due 01/04/2030		11,575,000	19,645,111
6.50% due 07/04/2027		8,000,000	13,854,445

			77,044,396

Ireland - 1.02%
Republic of Ireland
4.40% due 06/18/2019		6,700,000	9,194,569

Italy - 0.39%
Republic of Italy
4.25% due 08/01/2014		1,800,000	2,509,106
4.25% due 11/01/2009		140,000	197,817
5.50% due 11/01/2010		560,000	810,726

			3,517,649

Japan - 30.59%
Government of Japan
0.50% due 06/20/2013	JPY	130,000,000	1,192,757
0.80% due 12/10/2015		481,280,000	4,251,899
0.90% due 12/20/2012		3,350,000,000	31,374,937
1.00% due 06/10/2016		1,509,690,000	13,465,206
1.10% due 12/10/2016		2,346,000,000	20,988,379
1.10% due 09/20/2012		5,930,000,000	56,062,768
1.20% due 03/10/2017		296,670,000	2,668,091
1.20% due 06/10/2017		5,376,440,000	48,125,343
1.20% due 03/20/2012		340,000,000	3,225,906
1.40% due 06/10/2018		40,640,000	367,978
1.50% due 12/20/2017		4,940,000,000	46,941,217

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Japan (continued)
Government of Japan (continued)
1.60% due 09/20/2013	JPY	400,000,000	$3,863,882
1.80% due 06/20/2017		80,000,000	777,186
2.30% due 06/20/2035		2,035,000,000	19,118,878
2.30% due 05/20/2030		165,000,000	1,570,950
2.40% due 03/20/2034		450,000,000	4,318,210
2.50% due 03/20/2036		250,000,000	2,441,378
2.50% due 09/20/2036		1,640,000,000	16,015,008

			276,769,973

Netherlands - 0.39%
Kingdom of Netherlands
5.00% due 07/15/2011	EUR	100,000	145,346
5.50% due 01/15/2028		2,190,000	3,376,962

			3,522,308

Spain - 0.66%
Banco Bilbao Vizcaya Argentaria SA
2.75% due 06/07/2010		1,100,000	1,492,215
Kingdom of Spain
4.20% due 07/30/2013		100,000	140,294
4.75% due 07/30/2014		600,000	862,435
6.15% due 01/31/2013		2,420,000	3,521,689

			6,016,633

United Kingdom - 2.64%
Government of United Kingdom
4.25% due 06/07/2032	GBP	7,700,000	12,916,679
4.50% due 12/07/2042		2,200,000	3,888,156
5.75% due 12/07/2009		25,000	45,415
6.00% due 12/07/2028		335,000	697,603
8.00% due 12/07/2015		500,000	1,081,520
8.00% due 09/27/2013		2,540,000	5,263,411

			23,892,784

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $455,009,742)			$460,218,921

CORPORATE BONDS - 51.42%

British Virgin Islands - 0.11%
C10 Capital SPV, Ltd.
6.722% due 12/01/2049 (b)(g)		$1,100,000	1,018,028

Canada - 2.65%
Alcan, Inc.
6.45% due 03/15/2011		1,100,000	1,128,280
Canada Housing Trust No 1
3.95% due 06/15/2013	CAD	12,500,000	11,817,712
Canadian Natural Resources, Ltd.
6.70% due 07/15/2011		$1,100,000	1,089,561
DaimlerChrysler Canada Finance, Inc., MTN
4.85% due 03/30/2009	CAD	1,100,000	1,037,633
Honda Canada Finance, Inc., Series E, MTN
3.6936% due 03/26/2012 (b)		10,200,000	8,886,845

			23,960,031

Cayman Islands - 2.15%
Foundation Re II, Ltd.
9.5569% due 11/26/2010 (b)(g)		$600,000	593,256

The accompanying notes are an integral part of the financial statements.
124

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Cayman Islands (continued)
Green Valley, Ltd.
8.562% due 01/10/2011 (b)(g)	EUR	1,200,000	$1,676,859
Mitsubishi UFJ Financial Group, Inc., Capital
Finance 1, Ltd.
6.346% due 07/29/2049 (b)		$2,900,000	2,194,746
Mizuho Finance, Ltd.
1.8163% due 09/28/2049 (b)	JPY	200,000,000	1,880,239
2.4363% due 12/31/2049 (b)		200,000,000	1,895,905
Mizuho Financial Group (Cayman), Ltd.
8.375% due 12/29/2049		$1,800,000	1,544,868
MUFG Capital Finance 2, Ltd.
4.85% due 12/31/2049 (b)	EUR	2,900,000	2,645,294
Mystic Re, Ltd.
11.8106% due 12/05/2008 (b)(g)		$500,000	500,000
Pylon, Ltd., Class B
8.86% due 12/29/2008 (b)(g)	EUR	600,000	837,500
Residential Reinsurance 2007 Ltd., Series CL5
10.5606% due 06/07/2010 (b)(g)		$2,900,000	2,907,427
SMFG Preferred Capital
6.078% due 01/29/2049 (b)(g)		2,600,000	1,856,530
STB Finance Cayman, Ltd.
1.6963% due 08/12/2049 (b)	JPY	100,000,000	937,296

			19,469,920

Denmark - 0.76%
Nykredit
6.00% due 10/01/2029	DKK	232,110	44,013
Nykredit Realkredit AS, Series IOH
5.00% due 10/01/2038 (b)		10,995,780	1,840,279
Realkredit Danmark A/S, Series 83D
5.00% due 10/01/2038		28,894,343	4,955,652
Unikredit Realred
6.00% due 07/01/2029		26,559	5,006

			6,844,950

France - 1.49%
Axa, SA
3.75% due 01/01/2017	EUR	231,700	614,048
BNP Paribas Covered Bonds SA, EMTN
4.75% due 05/28/2013		2,700,000	3,756,322
BNP Paribas, EMTN
5.25% due 01/23/2014 (b)		125,000	173,209
Caisse Nationale des Caisses d'Epargne et de
Prevoyance, EMTN
6.117% due 10/29/2049 (b)		2,400,000	2,252,015
Credit Agricole SA
6.637% due 12/31/2049 (b)(g)		$2,900,000	1,955,400
France Telecom SA
7.5 due 03/14/2011	GBP	405,000	749,119
GIE PSA Tresorerie
5.875% due 09/27/2011	EUR	250,000	349,201
Vivendi
5.75% due 04/04/2013		$3,700,000	3,617,601

			13,466,915

Germany - 0.93%
Deutsche Bank AG
4.875% due 05/20/2013		3,500,000	3,343,113
5.375% due 10/12/2012		3,100,000	2,987,036

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Germany (continued)
KFW International Finance, Inc.
1.75% due 03/23/2010	JPY	185,000,000	$1,761,616
Kreditanstalt Fuer Wiederaufbau
5.00% due 07/04/2011	EUR	250,000	359,642

			8,451,407

Iceland - 0.35%
Glitnir Banki HF
3.2262% due 01/21/2011 (b)(g)		$900,000	684,820
3.255% due 01/18/2012 (b)(g)		1,100,000	837,254
Kaupthing Bank HF
5.75% due 10/04/2011 (g)		1,000,000	794,870
Landsbanki Islands HF
3.5106% due 08/25/2009 (b)(g)		1,000,000	863,091

			3,180,035

Ireland - 0.34%
Bank of Ireland
6.45% due 02/10/2010	EUR	1,000,000	1,414,635
GE Capital UK Funding, EMTN
6.00% due 04/11/2013	GBP	1,000,000	1,625,105

			3,039,740

Italy - 0.70%
Edison SpA, EMTN
5.125% due 12/10/2010	EUR	210,000	296,036
Intesa Sanpaolo SpA, EMTN
6.375% due 11/12/2017 (b)	GBP	3,050,000	5,243,671
Telecom Italia SpA, EMTN
6.25% due 02/01/2012	EUR	580,000	794,282

			6,333,989

Japan - 1.06%
Bank of Tokyo-Mitsubishi UFJ, Ltd., Series E, MTN
3.50% due 12/16/2015 (b)		900,000	1,189,266
Mizuho Finance, Ltd.
2.8813% due 04/27/2049 (b)	JPY	100,000,000	945,069
Mizuho Trust & Banking Company
2.8813% due 04/27/2009		100,000,000	947,979
Resona Bank, Ltd.
5.85% due 09/29/2049 (b)(g)		$2,700,000	1,985,807
Sumitomo Mitsui Banking Corp.
4.375% due 10/27/2014 (b)	EUR	250,000	343,993
5.625% due 07/29/2049 (b)(g)		$500,000	399,439
Sumitomo Mitsui Banking Corp., Series E, MTN
1.7181% due 12/31/2049 (b)	JPY	100,000,000	941,242
1.8438% due 12/01/2049 (b)		300,000,000	2,834,092

			9,586,887

Jersey Channel Islands - 0.33%
HBOS Capital Funding LP
9.54% due 03/12/2049 (b)	GBP	1,700,000	2,468,561
HSBC Capital Funding LP
8.03% due 12/29/2049 (b)	EUR	350,000	482,063

			2,950,624

Luxembourg - 0.35%
Gaz Capital SA
7.343% due 04/11/2013 (g)		$2,100,000	1,900,500
8.146% due 04/11/2018 (g)		1,100,000	962,500

The accompanying notes are an integral part of the financial statements.
125

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Luxembourg (continued)
Gazstream SA for Gazprom OAO, Series REGS
5.625% due 07/22/2013		$180,620	$169,782
Telecom Italia Finance SA, EMTN
7.5 due 04/20/2011	EUR	125,000	180,487

			3,213,269

Netherlands - 0.23%
Deutsche Telekom International Finance BV
8.125% due 05/29/2012		180,000	268,249
8.75 due 06/15/2030		$800,000	773,648
E.ON International Finance BV, EMTN
5.75% due 05/29/2009	EUR	590,000	831,459
RWE Finance BV, EMTN
6.125% due 10/26/2012		125,000	182,158

			2,055,514

New Zealand - 0.39%
ANZ National International, Ltd.
6.20% due 07/19/2013 (g)		$3,600,000	3,573,756

Norway - 0.42%
DnB NOR Boligkreditt, EMTN
4.50% due 05/16/2011	EUR	2,700,000	3,779,699

South Korea - 0.27%
Export-Import Bank of Korea, Series E, MTN
5.75% due 05/22/2013		1,800,000	2,431,691

Spain - 0.96%
Banco Santander SA
4.50% due 11/14/2012		1,400,000	1,921,797
Bankinter SA, Series E, MTN
5.00% due 05/14/2010		2,000,000	2,802,441
Santander Perpetual SA Unipersonal
6.671% due 10/29/2049 (b)(g)		$1,600,000	1,491,432
Santander US Debt SA Unipersonal
2.8738% due 11/20/2009 (b)(g)		2,500,000	2,475,990

			8,691,660

Sweden - 0.08%
Spintab AB, Series 168
6.00% due 04/20/2009	SEK	5,000,000	723,874

Switzerland - 1.51%
Credit Suisse New York, MTN
5.00% due 05/15/2013		$11,800,000	10,934,954
UBS AG/Stamford Branch, Series DPNT
5.875% due 12/20/2017		3,100,000	2,752,561

			13,687,515

Tunisia - 0.20%
Banque Centrale de Tunisie
4.50% due 06/22/2020	EUR	1,500,000	1,780,670

United Kingdom - 4.90%
Anglian Water Services Finance PLC, EMTN
4.625% due 10/07/2013		250,000	336,151
AWG PLC
5.375% due 07/02/2009		400,000	567,535
Bank of Scotland PLC, Series E, MTN
5.625% due 05/23/2013		7,100,000	9,046,721
Barclays Bank PLC
6.05% due 12/04/2017 (g)		$11,500,000	10,695,771

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

United Kingdom (continued)
Barclays Bank PLC (continued)
7.70% due 12/31/2049 (b)(g)		$2,300,000	$2,021,171
8.25% due 02/28/2049	GBP	1,600,000	2,628,409
British Sky Broadcasting Group PLC
6.10% due 02/15/2018		$4,200,000	4,024,944
Cadbury Schweppes Investments PLC, EMTN
4.25% due 06/30/2009	EUR	675,000	940,536
HBOS PLC
5.92% due 09/29/2049 (b)(g)		$2,800,000	1,651,348
6.75% due 05/21/2018 (g)		3,100,000	2,599,279
HSBC Holdings PLC
6.50% due 05/02/2036		3,100,000	2,567,597
Lloyds TSB Bank PLC
5.625% due 07/15/2049 (b)	EUR	1,020,000	1,396,358
National Grid PLC, EMTN
4.98% due 06/22/2011	CAD	2,000,000	1,882,095
NGG Finance PLC
6.125% due 08/23/2011	EUR	250,000	359,811
Pearson Dollar Finance Two PLC
5.50% due 05/06/2013 (g)		$3,000,000	3,002,730
Royal Bank of Scotland Group PLC
7.0916% due 10/29/2049	EUR	500,000	453,593
Royal Bank of Scotland PLC, EMTN
4.875% due 03/26/2009		125,000	173,692

			44,347,741

United States - 31.24%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		$500,000	490,960
Alcoa, Inc.
6.00% due 01/15/2012		2,575,000	2,587,363
Allstate Life Global Funding II, MTN
3.4613% due 05/21/2010 (b)		6,000,000	5,968,002
Allstate Life Global Funding Trusts, MTN
5.375% due 04/30/2013		2,700,000	2,606,429
American Express Bank FSB
5.50% due 04/16/2013		5,700,000	5,216,788
American Express Bank FSB, BKNT
2.6369% due 06/12/2012 (b)		1,400,000	1,262,100
American Express Company
7.00% due 03/19/2018		6,900,000	6,089,788
American Express Credit Corp., MTN
5.1087% due 05/27/2010 (b)		1,400,000	1,316,564
5.875% due 05/02/2013		2,000,000	1,843,298
American General Finance Corp.
6.90% due 12/15/2017		3,000,000	1,391,076
American International Group, Inc.
8.00% due 05/22/2038 (b)(g)	EUR	6,700,000	1,414,839
8.175% due 05/15/2058 (g)		$5,100,000	816,989
American International Group, Inc., MTN
5.85% due 01/16/2018		3,300,000	1,656,425
American International Group, Inc., Series A3
4.875% due 03/15/2067 (b)	EUR	1,700,000	358,989
Amgen, Inc.
2.8894% due 11/28/2008 (b)		$1,450,000	1,446,052
6.15% due 06/01/2018		6,000,000	5,858,730
Autozone, Inc.
5.875% due 10/15/2012		800,000	785,807

The accompanying notes are an integral part of the financial statements.
126

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

United States (continued)
Bank of America Corp.
8.125% due 12/29/2049		$2,600,000	$2,100,644
Bank of America Corp., MTN
4.75% due 05/23/2017 (b)	EUR	4,600,000	5,747,727
Bank of America NA, Series BKN1
3.4037% due 05/12/2010 (b)		$600,000	592,148
Bear Stearns Companies, Inc.
6.95% due 08/10/2012		5,000,000	5,050,620
7.25% due 02/01/2018		6,800,000	6,544,150
BellSouth Corp.
5.20% due 09/15/2014		1,000,000	937,830
Boston Scientific Corp.
6.00% due 06/15/2011		800,000	756,000
6.40% due 06/15/2016		1,600,000	1,520,000
Charter One Bank NA, BKNT
2.845% due 04/24/2009 (b)		7,000,000	6,984,747
CIT Group, Inc., MTN
2.9269% due 08/17/2009 (b)		3,000,000	2,413,752
Citigroup Capital XXI
8.30% due 12/21/2057 (b)		5,400,000	4,023,329
Citigroup Funding, Inc., MTN
3.8519% due 05/07/2010 (b)		5,600,000	5,280,677
Citigroup, Inc.
2.8306% due 12/28/2009 (b)		2,600,000	2,515,989
2.8481% due 12/26/2008 (b)		2,400,000	2,383,229
5.50% due 04/11/2013		5,400,000	4,713,449
6.00% due 08/15/2017		2,900,000	2,456,692
6.125% due 05/15/2018		10,200,000	8,445,641
8.40% due 04/29/2049 (b)		3,300,000	2,246,178
Clorox Company
5.45% due 10/15/2012		3,000,000	2,989,221
CNA Financial Corp.
5.85% due 12/15/2014		4,000,000	3,741,148
6.00% due 08/15/2011		1,600,000	1,595,258
Computer Sciences Corp.
6.50% due 03/15/2018 (g)		3,000,000	2,881,428
ConocoPhillips Australia Funding Company
2.8912% due 04/09/2009 (b)		3,192,000	3,160,770
Consolidated Edison Company of New York, Inc.
5.85% due 04/01/2018		1,700,000	1,613,963
Consumers Energy Company
5.00% due 02/15/2012		700,000	673,218
CVS Caremark Corp.
5.75% due 08/15/2011		300,000	304,428
DaimlerChrysler NA Holding Corp.
4.875% due 06/15/2010		300,000	298,649
DaimlerChrysler NA Holding Corp., MTN
5.75% due 09/08/2011		400,000	394,920
Darden Restaurants, Inc.
6.20% due 10/15/2017		3,000,000	2,537,241
EchoStar DBS Corp.
5.75% due 10/01/2008		300,000	300,000
Exelon Corp.
4.90% due 06/15/2015		1,000,000	880,540
Financing Corp Fico, Series 13P
zero coupon due 12/27/2018		11,300,000	7,061,460
GATX Financial Corp.
5.50% due 02/15/2012		3,000,000	3,039,453

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

United States (continued)
General Electric Capital Corp.
4.625% due 09/15/2066 (b)(g)	EUR	100,000	$82,804
6.375% due 11/15/2067 (b)		$3,200,000	2,589,350
6.625% due 02/04/2010	NZD	250,000	160,420
General Electric Capital Corp., MTN
3.7119% due 05/22/2013 (b)		$3,100,000	2,957,983
General Motors Acceptance Corp.
6.75% due 12/01/2014		1,300,000	498,958
GMAC LLC
4.0544% due 05/15/2009 (b)		1,300,000	940,733
4.75% due 09/14/2009	EUR	200,000	180,199
Goldman Sachs Group, Inc.
3.6537% due 03/22/2016 (b)		$1,100,000	655,331
5.95% due 01/18/2018		800,000	659,971
6.15% due 04/01/2018		3,000,000	2,494,542
6.25% due 09/01/2017		9,900,000	8,288,270
Goldman Sachs Group, Inc., Series E, MTN
5.375% due 02/15/2013	EUR	1,300,000	1,509,306
Health Care Property Investors, Inc.
5.95% due 09/15/2011		$300,000	283,117
International Lease Finance Corp.
5.35% due 03/01/2012		1,100,000	814,279
Johnson Controls, Inc.
5.25% due 01/15/2011		900,000	910,355
JP Morgan & Company, Inc., Series A, MTN
5.8857% due 02/15/2012 (b)		360,000	359,971
JP Morgan Chase & Company, MTN
5.058% due 02/22/2021 (b)	CAD	1,000,000	839,032
JP Morgan Chase Bank NA
4.375% due 11/30/2021 (b)	EUR	1,900,000	1,918,788
JP Morgan Chase Capital XXII, Series V
6.45% due 02/02/2037		$1,800,000	1,304,177
JPMorgan Chase & Company
6.00% due 01/15/2018		5,200,000	4,741,734
JPMorgan Chase Bank NA, BKNT
6.00% due 10/01/2017		2,000,000	1,833,174
JPMorgan Chase Capital XX, Series T
6.55% due 09/29/2036		1,300,000	955,868
Kinder Morgan Energy Partners LP, MTN
6.95% due 01/15/2038		4,000,000	3,428,084
Kraft Foods, Inc.
6.25% due 06/01/2012		1,200,000	1,206,284
Lehman Brothers Holdings, Inc., MTN
5.46% due 11/16/2009 ^ (b)		6,200,000	775,000
5.625% due 01/24/2013 ^		4,500,000	562,500
6.875% due 05/02/2018 ^		2,100,000	262,500
Loews Corp.
5.25% due 03/15/2016		400,000	385,037
Longpoint Re, Ltd.
8.0638% due 05/08/2010 (b)(g)		1,600,000	1,628,160
Marsh & McLennan Companies, Inc.
5.15% due 09/15/2010		900,000	877,635
5.75% due 09/15/2015		5,000,000	4,686,950
Masco Corp.
5.875% due 07/15/2012		300,000	286,577
May Department Stores Company
4.80% due 07/15/2009		300,000	293,210
Merrill Lynch & Company, Inc., MTN
2.8394% due 10/23/2008 (b)		2,000,000	1,998,760

The accompanying notes are an integral part of the financial statements.
127

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

United States (continued)
Merrill Lynch & Company, Inc., MTN (continued)
2.8944% due 08/14/2009 (b)		$400,000	$385,762
5.0538% due 05/12/2010 (b)		8,900,000	8,584,575
6.875% due 04/25/2018		6,200,000	5,485,450
Metropolitan Life Global Funding I
5.125% due 04/10/2013 (g)		5,400,000	5,245,970
Metropolitan Life Global Funding I, MTN
2.8469% due 05/17/2010 (b)(g)		2,900,000	2,861,958
Morgan Stanley
3.2706% due 10/15/2015 (b)		2,100,000	1,145,561
6.25% due 08/28/2017		500,000	310,021
Morgan Stanley, MTN
4.9044% due 05/14/2010 (b)		4,700,000	3,431,193
6.00% due 04/28/2015		9,300,000	6,326,111
6.625% due 04/01/2018		3,900,000	2,580,985
Morgan Stanley, Series F, MTN
2.8519% due 05/07/2009 (b)		2,800,000	2,427,617
Nabors Industries, Inc.
6.15% due 02/15/2018 (g)		3,000,000	2,860,242
News America Holdings, Inc.
6.75% due 01/09/2038		125,000	121,671
Nisource Finance Corp.
5.40% due 07/15/2014		400,000	366,804
Nordstrom, Inc.
6.25% due 01/15/2018		3,000,000	2,793,681
NRG Energy, Inc.
6.48% due 02/01/2013		947,590	839,801
PLD International Finance LLC
4.375% due 04/13/2011	EUR	350,000	454,623
Pricoa Global Funding I
3.6063% due 06/26/2012 (b)(g)		$3,700,000	3,553,032
Principal Life Income Funding Trusts, MTN
5.30% due 04/24/2013		2,200,000	2,193,092
ProLogis
5.625% due 11/15/2015		2,000,000	1,748,588
Reynolds American, Inc.
3.5187% due 06/15/2011 (b)		800,000	761,514
Ryder System, Inc., MTN
5.85% due 11/01/2016		1,100,000	1,043,755
Sara Lee Corp.
6.25% due 09/15/2011		800,000	806,696
Sealed Air Corp.
5.625% due 07/15/2013 (g)		4,200,000	4,124,677
Simon Property Group LP
6.125% due 05/30/2018		3,000,000	2,657,403
Spectra Energy Capital LLC
6.20% due 04/01/2018		5,000,000	4,619,540
Sprint Capital Corp.
6.375% due 05/01/2009		50,000	49,000
8.75% due 03/15/2032		300,000	234,000
Sprint Nextel Corp.
6.00% due 12/01/2016		1,400,000	1,078,000
Starwood Hotels & Resorts Worldwide, Inc.
6.75% due 05/15/2018		3,000,000	2,681,982
State Street Capital Trust IV
3.7762% due 06/01/2067 (b)		2,300,000	1,517,052
Supervalu, Inc.
7.50% due 11/15/2014		200,000	194,000

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

United States (continued)
Tate & Lyle International Finance PLC
5.00% due 11/15/2014 (g)		$400,000	$352,068
The Cleveland Electric Illuminating Company
5.70% due 04/01/2017		3,000,000	2,686,926
Time Warner, Inc.
3.0338% due 11/13/2009 (b)		2,400,000	2,304,228
Unicredit Luxembourg Finance SA
2.8463% due 10/24/2008 (b)(g)		400,000	399,685
Valero Energy Corp.
6.125% due 06/15/2017		3,000,000	2,808,033
Verizon Communications, Inc.
6.10% due 04/15/2018		3,400,000	3,139,594
6.40% due 02/15/2038		4,300,000	3,588,866
Viacom, Inc.
5.75% due 04/30/2011		1,200,000	1,165,788
Wal-Mart Stores, Inc.
5.25% due 09/28/2035	GBP	250,000	384,636
Wells Fargo & Company
4.375% due 01/31/2013		$2,700,000	2,481,899
Xerox Corp.
9.75% due 01/15/2009		1,200,000	1,219,980

			282,679,816

TOTAL CORPORATE BONDS (Cost $542,624,266)			$465,267,731

MUNICIPAL BONDS - 1.98%

California - 1.18%
Golden State Tobacco Securitization Corp.,
California Tobacco Settlement Revenue, Series
A-1
5.125% due 06/01/2047		200,000	134,086
5.75% due 06/01/2047		6,505,000	4,852,600
Los Angeles California Wastewater
Systems Revenue, Series A
5.00% due 06/01/2027		200,000	186,856
Metropolitan Water District Southern California
Waterworks Revenue
5.00% due 10/01/2036		45,000	41,804
State of California
5.00% due 06/01/2032		2,200,000	2,019,798
5.00% due 11/01/2037		3,800,000	3,459,178

			10,694,322

Illinois - 0.44%
Chicago Illinois Transit Authority, Series A
6.899% due 12/01/2040		3,600,000	3,794,760
Chicago Illinois, Series A
0.136% due 01/01/2030 (b)		230,000	155,231

			3,949,991

Iowa - 0.05%
Tobacco Settlement Authority of Iowa, Tobacco
Settlement Revenue, Series A
6.50% due 06/01/2023		535,000	468,045

Kentucky - 0.01%
Louisville & Jefferson Kentucky Sewer, Series A
5.00% due 05/15/2036		100,000	91,478

The accompanying notes are an integral part of the financial statements.
128

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

MUNICIPAL BONDS (continued)

New York - 0.08%
New York City Municipal Water Finance Authority,
Water & Sewer Revenue, Series 1289
0.035% due 06/15/2038 (b)		$200,000	$126,530
New York City Transitional Financial Authority
5.00% due 02/01/2028		285,000	271,075
Tobacco Settlement Financing Corp., Asset
Backed Series A-1-Callable
5.25% due 06/01/2013		310,000	310,270

			707,875

Ohio - 0.22%
Buckeye Tobacco Settlement Financing Authority
5.875% due 06/01/2047		2,700,000	1,992,384

Puerto Rico - 0.00%
Puerto Rico Sales Tax Financing Corp.
zero coupon due 08/01/2054		800,000	44,080

TOTAL MUNICIPAL BONDS (Cost $20,323,100)			$17,948,175

COLLATERALIZED MORTGAGE
OBLIGATIONS - 17.16%

Australia - 1.26%
Puma Finance, Ltd., Series 2004-P10, Class BA
7.51% due 07/12/2036 (b)	AUD	1,015,684	791,256
Puma Finance, Ltd., Series 2005-P11, Class BA
7.52% due 08/22/2037 (b)		5,365,580	4,087,745
Swan, Series 2006-1E, Class A2
7.45% due 05/12/2037 (b)		3,301,352	2,544,349
Torrens Trust, Series 2007-1, Class A
7.8733% due 09/19/2014 (b)		5,144,109	3,970,822

			11,394,172

Cayman Islands - 0.00%
SHL Corp Ltd., Series 1999-1A, Class A2
1.60% due 12/25/2024 (b)(g)	JPY	806,140	7,576

Ireland - 0.38%
Immeo Residential Finance PLC, Series 2007-2,
Class A
5.118% due 12/15/2016 (b)	EUR	2,122,445	2,797,983
Lusitano Motgages PLC, Series 1, Class A
5.238% due 12/15/2035 (b)		442,515	609,888

			3,407,871

Italy - 0.78%
IntesaBci Sec 2 Srl, Series 2003-1, Class A2
5.245% due 08/28/2023 (b)		465,408	636,350
Seashell Securities PLC, Series 2001-II, Class A
5.263% due 07/25/2028 (b)		378,416	531,716
Siena Mortgages, Series 2003-4, Class A2
5.188% due 12/16/2038 (b)		3,639,940	4,927,628
Vela Home Srl, Series 2003-1, Class A1
5.241% due 10/24/2027 (b)		692,401	958,855

			7,054,549

Netherlands - 0.43%
Arena BV, Series 2000-I, Class A
6.10% due 11/15/2062 (b)		500,000	700,740
Atomium Mortgage Finance BV,
Series 2003-I, Class A
4.721% due 04/18/2009 (b)		125,493	175,824

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

Netherlands (continued)
Delphinus BV, Series 2001-II, Class A1
5.255% due 11/28/2031 (b)	EUR	257,829	$357,173
Delphinus BV, Series 2002-I, Class A1
5.213% due 04/25/2092 (b)		144,543	202,820
Delphinus BV, Series 2003-I, Class A1
5.243% due 04/25/2093 (b)		500,000	698,382
Dutch MBS BV, Series X, Class B
5.227% due 10/02/2079 (b)		752,872	1,046,406
Dutch MBS BV, Series XI, Class A1
5.208% due 11/02/2034 (b)		88,814	124,438
Dutch Mortgage Portfolio Loans, BV,
Series III, Class A
5.213% due 11/20/2035 (b)		212,462	289,487
Holland Euro-Denominated Mortgage
Backed Series, Series 2, Class A
5.227% due 04/18/2012 (b)		216,225	302,520

			3,897,790

Spain - 0.10%
Bancaja Fondo de Titulizacion de Activos, Series
2005-8, Class A
5.073% due 10/25/2037 (b)		834,859	957,431

United Kingdom - 0.64%
Bauhaus Securities, Ltd., Series 1, Class A2
5.282% due 10/30/2052 (b)		347,083	479,877
Haus, Ltd., Series 2000-1A, Class A2
4.815% due 12/10/2037 (b)(g)		196,158	271,114
Permanent Financing PLC,
Series 2004-4, Class 5A2
5.8869% due 06/10/2042 (b)	GBP	3,000,000	5,045,684

			5,796,675

United States - 13.57%
Adjustable Rate Mortgage Trust, Series 2005-5,
Class 2A1
5.1385% due 09/25/2035 (b)		$292,901	232,076
American Home Mortgage Assets, Series 2006-5,
Class A1
3.775% due 11/25/2046 (b)		1,486,789	748,485
American Home Mortgage Investment Trust,
Series 2004-3, Class 5A
4.29% due 10/25/2034 (b)		204,769	163,659
Banc of America Funding Corp., Series 2005-E,
Class 1A1
3.4775% due 05/20/2035 (b)		678,892	396,491
Banc of America Funding Corp., Series 2006-J,
Class 4A1
6.1289% due 01/20/2047 (b)		405,916	274,447
Banc of America Mortgage Securities,
Series 2004-4, Class 1A9
5.00% due 05/25/2034		493,097	446,145
BCAP LLC Trust, Series 2006-AA2, Class A1
3.3769% due 01/25/2037 (b)		4,331,495	2,663,830
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-6, Class 1A1
3.949% due 08/25/2033 (b)		400,730	385,515
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-7, Class 6A
4.6439% due 10/25/2033 (b)		437,681	421,230

The accompanying notes are an integral part of the financial statements.
129

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-9, Class 2A1
4.4763% due 02/25/2034 (b)	$59,925	$48,697
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-2, Class 22A
4.4172% due 05/25/2034 (b)	821,786	758,427
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-2, Class 23A
4.6297% due 05/25/2034 (b)	276,661	265,584
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-9, Class 22A1
4.7713% due 11/25/2034 (b)	301,536	275,952
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-12, Class 23A1
5.7317% due 02/25/2036 (b)	1,637,301	1,246,432
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A1
4.125% due 03/25/2035 (b)	4,801,925	4,460,339
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A2
4.125% due 03/25/2035 (b)	2,660,868	2,546,026
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-5, Class A1
4.15% due 08/25/2035 (b)	3,310,702	3,117,983
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1
5.5045% due 09/25/2036 (b)	2,044,668	1,645,941
Bear Stearns Alt-A Trust, Series 2005-9, Class 24A1
5.5773% due 11/25/2035 (b)	1,830,516	1,365,699
Bear Stearns Alt-A Trust, Series 2006-1, Class 21A2
5.8911% due 02/25/2036 (b)	3,305,921	2,277,758
Bear Stearns Structured Products, Inc., Series
2007-R6, Class 1A1
4.6389% due 01/26/2036 (b)	3,525,001	2,805,098
Citigroup Commercial Mortgage Trust, Series
2007-C6, Class A3B
5.8885% due 02/10/2017 (b)	1,400,000	1,193,349
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A1
4.7475% due 08/25/2035 (b)	1,371,443	1,303,184
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A2
4.2475% due 08/25/2035 (b)	1,552,359	1,478,524
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2007-CD4, Class A4
5.322% due 12/11/2049	5,600,000	4,673,352
Countrywide Alternative Loan Trust, Series
2005-21CB, Class A3
5.25% due 06/25/2035	499,059	412,406
Countrywide Alternative Loan Trust, Series
2005-56, Class 2A2
4.895% due 11/25/2035 (b)	212,895	142,255
Countrywide Alternative Loan Trust, Series
2005-56, Class 2A3
4.355% due 11/25/2035 (b)	255,474	167,927
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1B
3.3875% due 07/20/2046 (b)	1,043,139	627,224

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
Countrywide Alternative Loan Trust, Series
2007-11T1, Class A12
3.5569% due 05/25/2037 (b)	$706,812	$402,816
Countrywide Alternative Loan Trust, Series
2007-16CB, Class 5A1
6.25% due 08/25/2037	347,536	209,040
Countrywide Alternative Loan Trust, Series
2007-7T2, Class A9
6.00% due 04/25/2037	694,622	433,363
Countrywide Alternative Loan Trust, Series
2007-OA7, Class A1A
3.3869% due 05/25/2047 (b)	3,324,023	2,018,678
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-12, Class 11A1
4.7231% due 08/25/2034 (b)	169,206	133,722
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-22, Class A3
4.7957% due 11/25/2034 (b)	568,535	498,693
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-HYB5, Class 2A1
4.8222% due 04/20/2035 (b)	291,328	264,539
Countrywide Home Loans,
Series 2004-25, Class 1A1
3.5369% due 02/25/2035 (b)	83,411	52,971
Countrywide Home Loans,
Series 2004-25, Class 2A1
3.5469% due 02/25/2035 (b)	123,457	85,701
Countrywide Mortgage Backed Securities, Inc.,
Series 2005-2, Class 2A1
3.5269% due 03/25/2035 (b)	190,493	113,095
CS First Boston Mortgage Securities Corp., Series
2003-AR18, Class 2A3
5.0769% due 07/25/2033 (b)	58,773	55,964
CS First Boston Mortgage Securities Corp., Series
2003-AR20, Class 2A1
4.5571% due 08/25/2033 (b)	884,018	878,538
CS First Boston Mortgage Securities Corp.,
Series 2002-AR13, Class 3A
5.5492% due 05/25/2032 (b)	10,820	10,534
CS First Boston Mortgage Securities Corp.,
Series 2003-8, Class 5A1
6.50% due 04/25/2033	56,461	52,387
CSAB Mortgage Backed Trust,
Series 2006-1, Class A1A
3.3069% due 06/25/2036 (b)	40,365	40,242
Downey Savings & Loan Association Mortgage
Loan Trust, Series 2006-AR2, Class 2AB3
3.34% due 03/19/2017 (b)	2,600,000	1,037,346
Federal Home Loan Mortgage Corp., REMIC,
Series 2007-3336, Class GA
5.00% due 05/15/2027	4,916,765	5,026,742
Federal Home Loan Mortgage Corp., REMIC,
Series 2007-3346, Class FA
2.6969% due 02/15/2019 (b)	6,982,722	6,783,779
Federal Home Loan Mortgage Corp., Series 2752,
Class FM
2.8375% due 12/15/2030 (b)	342,914	338,257

The accompanying notes are an integral part of the financial statements.
130

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
Federal Home Loan Mortgage Corp.,
Series 2003-2581, Class QG
5.00% due 12/15/2031	$2,500,000	$2,467,072
Federal Home Loan Mortgage Corp.,
Series 2005-2922, Class EH
4.50% due 07/15/2023	3,938,153	3,879,371
Federal Home Loan Mortgage Corp.,
Series 2005-3037, Class BC
4.50% due 02/15/2020	5,204,754	5,160,389
Federal Home Loan Mortgage Corp., Structured
Pass Through Securities, Series T-62, Class
1A1
4.2776% due 10/25/2044 (b)	2,836,982	2,736,160
First Alliance Mortgage Loan,
Series 1997-4, Class A3
3.4175% due 12/20/2027 (b)	31,583	24,237
First Horizon Asset Securities, Inc., Series
2003-AR2, Class 2A1
4.4283% due 07/25/2033 (b)	140,254	137,817
First Horizon Asset Securities, Inc., Series
2003-AR4, Class 2A1
4.5932% due 12/25/2033 (b)	362,356	340,403
First Horizon Asset Securities, Inc., Series
2005-AR3, Class 2A1
5.357% due 08/25/2035 (b)	288,081	248,781
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
2.8375% due 11/15/2031 (b)	116,771	108,475
GMAC Mortgage Corp. Loan Trust, Series
2004-AR1, Class 22A
4.2817% due 06/25/2034 (b)	58,579	41,287
GMAC Mortgage Corp. Loan Trust,
Series 2004-J4, Class A1
5.50% due 09/25/2034	308,650	305,553
Greenpoint Mortgage Funding Trust, Series
2006-AR6, Class A1A
2.5519% due 10/25/2046 (b)	3,127,624	2,687,345
Greenpoint Mortgage Funding Trust, Series
2006-OH1, Class A1
3.3869% due 01/25/2037 (b)	518,484	313,412
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-1, Class A1
5.4541% due 10/25/2033 (b)	53,118	51,808
GS Mortgage Securities Corp., Series 2003-1,
Class A2
3.1719% due 01/25/2032 (b)	110,951	94,289
GSR Mortgage Loan Trust, Series 2003-1, Class A2
4.5113% due 03/25/2033 (b)	386,978	364,779
Harborview Mortgage Loan Trust, Series 2003-1,
Class A
5.15% due 05/19/2033 (b)	618,296	580,666
Harborview Mortgage Loan Trust, Series 2005-4,
Class 3A1
5.1453% due 07/19/2035 (b)	111,168	96,669
Harborview Mortgage Loan Trust,
Series 2006-12, Class 2A2A
3.22% due 01/19/2038	916,955	551,938

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
Indymac Index Mortgage Loan Trust, Series
2004-AR11, Class 2A
5.0483% due 12/25/2034 (b)	$158,322	$129,070
JP Morgan Alternative Loan Trust, Series 2006-A6,
Class 2A1
5.50% due 11/25/2036 (b)	1,219,991	922,338
JP Morgan Mortgage Trust, Series 2003-A2, Class
3A1
4.3755% due 11/25/2033 (b)	409,288	398,529
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A5
4.7655% due 07/25/2035 (b)	4,624,616	4,139,431
JPMorgan Mortgage Trust, Series 2005-A1, Class
6T1
5.0228% due 02/25/2035 (b)	884,283	769,559
Mastr Adjustable Rate Mortgages Trust, Series
2004-6, Class 4A4
4.1279% due 07/25/2034 (b)	351,499	339,357
Mastr Adjustable Rate Mortgages Trust, Series
2007-HF1, Class A1
3.4469% due 05/25/2037 (b)	848,606	494,279
Mellon Residential Funding Corp., Series
2000-TBC3, Class A1
2.9275% due 12/15/2030 (b)	130,435	121,128
Merrill Lynch Alternative Note Asset, Series
2007-AF1, Class AV1
5.6483% due 06/25/2037 (b)	1,855,712	1,180,251
Merrill Lynch Credit Corp. Mortgage Investors, Inc.,
Series 1999-A, Class A
2.8675% due 03/15/2025 (b)	56,995	43,303
Merrill Lynch Mortgage Investors, Inc., Series
2003-A2, Class 1A1
6.0133% due 02/25/2033 (b)	278,787	272,073
Merrill Lynch Mortgage Investors, Inc., Series
2005-2, Class 1A
4.3525% due 10/25/2035 (b)	2,310,718	2,156,026
Merrill Lynch Mortgage Investors, Inc., Series
2005-3, Class 4A
3.4569% due 11/25/2035 (b)	1,952,522	1,766,686
Merrill Lynch Mortgage Investors, Inc., Series
2005-A10, Class A
2.6819% due 02/25/2036 (b)	6,384,860	5,179,074
Merrill Lynch Mortgage Investors, Inc., Series
2005-A8, Class A3A2
3.4569% due 08/25/2036 (b)	327,290	225,835
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2007-5, Class A4
5.378% due 08/12/2048	1,400,000	1,169,655
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2007-8, Class A3
6.1557% due 08/12/2049 (b)	3,200,000	2,778,129
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2006-3, Class A4
5.414% due 07/12/2046 (b)	2,400,000	2,104,669
Puma Finance, Ltd., Series 2006-G5, Class A1
2.8812% due 02/21/2038 (b)	1,325,625	1,265,972
Residential Accredit Loans, Inc., Series 2006-QA2,
Class 2A1
5.7143% due 02/25/2036 (b)	1,348,585	980,660

The accompanying notes are an integral part of the financial statements.
131

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
Residential Accredit Loans, Inc., Series 2006-QO6,
Class A1
3.3869% due 06/25/2046 (b)	$4,343,331	$2,714,691
Residential Accredit Loans, Inc., Series 2007-QH4,
Class A2
3.4369% due 05/25/2037 (b)	1,436,084	490,033
Residential Accredit Loans, Inc., Series 2007-QO2,
Class A1
3.3569% due 02/25/2047 (b)	1,092,897	620,745
Residential Asset Securitization Trust, Series
2005-A15, Class 5A1
5.75% due 02/25/2036	735,740	580,778
Residential Asset Securitization Trust, Series
2006-R1, Class A2
3.6069% due 01/25/2046 (b)	1,087,079	674,230
Residential Funding Mortgage Securities I, Series
2005-SA4, Class 1A21
5.2065% due 09/25/2035 (b)	275,187	236,422
Sequoia Mortgage Trust, Series 5, Class A
3.38% due 10/19/2026 (b)	81,784	74,588
Sequoia Mortgage Trust, Series 2003-4, Class 2A1
3.5375% due 07/20/2033 (b)	309,985	256,083
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
4.18% due 02/25/2034 (b)	305,072	261,870
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 7A1
5.21% due 09/25/2034 (b)	1,369,531	1,252,421
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-4, Class 3A2
4.59% due 04/25/2034 (b)	669,255	597,558
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR5, Class 1A1
3.4169% due 05/25/2046 (b)	1,018,289	623,729
Thornburg Mortgage Securities Trust, Series
2003-5, Class 1A
5.4237% due 10/25/2043 (b)	1,773,387	1,534,534
WaMu Mortgage Pass Through Certificates, Series
2003-AR9, Class 1A6
4.5693% due 09/25/2033 (b)	1,000,000	1,000,383
WaMu Mortgage Pass Through Certificates, Series
2006-AR19, Class 1A
3.595% due 01/25/2047 (b)	1,046,348	569,284
WaMu Mortgage Pass-Through Certificates, Series
2002-AR17, Class 1A
4.279% due 11/25/2042 (b)	736,450	655,871
WaMu Mortgage Pass-Through Certificates, Series
2002-AR2, Class A
4.079% due 02/27/2034 (b)	151,290	142,813
WaMu Mortgage Pass-Through Certificates, Series
2003-AR5, Class A7
4.5592% due 06/25/2033 (b)	219,946	214,681
WaMu Mortgage Pass-Through Certificates, Series
2005-AR15, Class A1A1
3.4669% due 11/25/2045 (b)	388,872	245,941
WaMu Mortgage Pass-Through Certificates, Series
2005-AR2, Class 2A1A
2.7819% due 01/25/2045 (b)	111,301	74,116

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
WaMu Mortgage Pass-Through Certificates, Series
2005-AR6, Class 2A1A
2.7019% due 04/25/2045 (b)		$217,942	$142,505
WaMu Mortgage Pass-Through Certificates,
Series 2003-R1, Class A1
3.7469% due 12/25/2027 (b)		358,023	307,975
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2006-AR5,
Class 3A
3.795% due 07/25/2046 (b)		707,237	386,734
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR11, Class 1A1
4.6155% due 06/25/2035 (b)		8,187,444	7,493,294

			122,758,196

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $171,182,538)			$155,274,260

ASSET BACKED SECURITIES - 6.83%

Ireland - 0.48%
Cars Alliance Funding PLC, Series 2007-1, Class A
5.079% due 10/08/2023 (b)	EUR	1,400,000	1,876,001
SC Germany Auto, Series 2007-1, Class A
4.585% due 08/11/2015 (b)		1,756,574	2,429,106

			4,305,107

Netherlands - 0.09%
Globaldrive BV, Series 2007-1, Class B
4.873% due 06/20/2015 (b)		650,000	835,002

United States - 6.26%
Access Group, Inc., Series 2008-1, Class A
4.093% due 10/27/2025 (b)		$2,400,000	2,376,000
Amortizing Residential Collateral Trust,
Series 2002-BC4, Class A
3.4969% due 07/25/2032 (b)		6,344	4,501
Amresco Residential Securities,
Series 1999-1, Class A
4.1469% due 06/25/2029 (b)		27,650	24,638
BA Credit Card Trust, Series 2008-A5, Class A5
3.6875% due 12/16/2013 (b)		4,500,000	4,420,171
BA Credit Card Trust, Series 2008-A7, Class A7
3.1875% due 12/15/2014 (b)		5,600,000	5,350,569
Chase Issuance Trust, Series 2007-A1, Class A1
2.5075% due 03/15/2013 (b)		5,600,000	5,396,146
Ford Credit Auto Owner Trust, Series 2008-C,
Class A1
2.7762% due 06/15/2009		3,076,122	3,071,695
Ford Credit Auto Owner Trust, Series 2008-C,
Class A2B
3.3875% due 01/15/2011 (b)		5,500,000	5,441,530
Ford Credit Auto Owner Trust, Series 2008-C,
Class A3
3.9075% due 06/15/2012 (b)		4,400,000	4,285,912
Franklin Auto Trust, Series 2008-A, Class A2
4.1875% due 10/20/2011 (b)		2,800,000	2,777,594
Home Equity Asset Trust, Series 2002-1, Class A4
3.8069% due 11/25/2032 (b)		1,283	930

The accompanying notes are an integral part of the financial statements.
132

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES
(continued)

United States (continued)
JP Morgan Chase Commercial Mortgage Securities
Corp, Series 2006-CB17, Class A4
5.429% due 12/12/2043		$1,700,000	$1,476,593
Nelnet Student Loan Trust, Series 2008-4, Class A1
3.33% due 04/27/2015 (b)		3,099,846	3,102,893
Residential Asset Mortgage Products, Inc.,
Series 2002-RS3, Class AII1
3.7669% due 06/25/2032 (b)		20,226	17,643
Residential Asset Securities Corp.,
Series 2002-KS4, Class AIIB
3.7069% due 07/25/2032 (b)		59,493	47,001
Securitized Asset Backed Receivables LLC Trust,
Series 2007-NC1, Class A2A
3.2569% due 12/25/2036 (b)		2,489,976	2,343,266
SLM Student Loan Trust, Series 2008-4, Class A1
3.48% due 07/25/2013 (b)		1,185,156	1,183,930
SLM Student Loan Trust, Series 2008-9, Class A
4.1728% due 04/25/2023 (b)		10,000,000	10,037,500
Structured Asset Mortgage Investments, Inc.,
Series 2004-AR3, Class 1A2
3.32% due 07/19/2034 (b)		164,044	129,143
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A4
5.572% due 10/15/2048 (b)		4,700,000	4,113,594
Wells Fargo Home Equity Trust,
Series 2005-2, Class AI1A
3.4369% due 10/25/2035 (b)(g)		1,069,938	1,036,299

			56,637,548

TOTAL ASSET BACKED SECURITIES
(Cost $63,833,433)			$61,777,657

SUPRANATIONAL OBLIGATIONS - 0.10%

Japan - 0.10%
Inter-American Development Bank
1.90% due 07/08/2009	JPY	100,000,000	947,185

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $827,268)			$947,185

PREFERRED STOCKS - 1.05%

United States - 1.05%
Bank of America Corp., 8.00%		9,000,000	7,126,803
DG Funding Trust, 6.01188% (b)(g)		236	2,401,300

			9,528,103

TOTAL PREFERRED STOCKS (Cost $11,585,600)			$9,528,103

TERM LOANS - 1.50%

Australia - 0.26%
Seven Media Group, Term T1
9.414% due 02/07/2013 (b)	AUD	3,436,190	2,326,245

United States - 1.24%
Chrysler Financial
9.00% due 08/03/2012 (b)		$5,500,320	3,771,514
Ford Motor Company, Term B
5.46% due 11/29/2013		982,500	673,317

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

United States (continued)
Georgia Pacific Corp.
4.5442% due 12/20/2012 (b)	$1,875,284	$1,666,227
HCA, Inc., Tranche B
5.0506% due 11/16/2013 (b)	1,970,000	1,753,871
MGM Studios, Term B
6.0506% due 04/08/2012 (b)	982,368	693,552
NRG Energy, Inc., Tranche B
6.60% due 02/01/2013 (b)	2,992,175	2,654,808

		11,213,289

TOTAL TERM LOANS (Cost $16,594,290)		$13,539,534

OPTIONS - 1.76%

France - 0.02%
Over The Counter European Purchase Call Option
on the EUR vs. USD
Expiration 05/21/2010 at $1.3750 *	1,200,000	118,851
Over The Counter European Purchase Put Option
on the EUR vs. USD
Expiration 05/21/2010 at $1.3750 *	1,200,000	89,244

		208,095

Germany - 0.29%
EUREX American Call on Euro-Bobl Futures
Expiration 11/21/2008 at $115.20 *	22,500,000	25,341
Expiration 11/21/2008 at $117.00 *	10,700,000	5,272
EUREX American Put on Euro-Bobl Futures
Expiration 11/21/2008 at $99.50 *	21,000,000	1,478
EUREX American Put on Euro-Bund Futures
Expiration 11/21/2008 at $103.00 *	41,500,000	5,842
Over The Counter European Purchase Call Option
on the EUR vs. USD
Expiration 07/08/2010 at $1.392 *	12,000,000	1,057,371
Over The Counter European Purchase Put Option
on the EUR vs. USD
Expiration 10/10/2008 at $1.255 *	85,000,000	35,540
Expiration 07/08/2010 at $1.392 *	12,000,000	1,094,587
Over The Counter European Style Call on
EUR-LIBOR Rate Swaption
Expiration 09/14/2009 at $4.00 *	68,000,000	376,747

		2,602,178

United States - 1.45%
Chicago Board of Trade American Purchase Call
on U.S. Treasury Bond 30 yrs. Futures
Expiration 11/21/2008 at $139.00 *	74,000	1,156
Chicago Board of Trade American Purchase Call
on U.S. Treasury Note 10 yrs. Futures
Expiration 11/21/2008 at $138.00 *	1,409,000	22,016
Chicago Board of Trade American Purchase Call
on U.S. Treasury Note 5 yrs. Futures
Expiration 11/21/2008 at $127.00 *	191,000	1,492
Chicago Board of Trade American Purchase Put on
U.S. Treasury Bond Futures
Expiration 11/21/2008 at $89.00 *	501,000	7,828
Expiration 11/21/2008 at $94.00 *	74,000	1,156
Expiration 11/21/2008 at $96.00 *	329,000	5,141
Chicago Board of Trade American Purchase Put on
U.S. Treasury Note 10 yrs. Futures
Expiration 11/21/2008 at $100.00 *	335,000	5,234

The accompanying notes are an integral part of the financial statements.
133

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS (continued)

United States (continued)
Chicago Board of Trade American Purchase Put on
U.S. Treasury Note 10 yrs. Futures (continued)
Expiration 11/21/2008 at $96.00 *	243,000	$3,797
Expiration 11/21/2008 at $99.00 *	1,678,000	26,219
Over The Counter European Purchase Call on FG
TBA, 5.50%
Expiration 11/06/2008 at $107.50 *	2,000,000	0
Over The Counter European Purchase Call on
FNMA TBA, 6.00%
Expiration 10/07/2008 at $107.00 *	11,000,000	0
Over The Counter European Purchase Call on
FNMA TBA, 6.50%
Expiration 12/04/2008 at $107.50 *	4,000,000	0
Over The Counter European Purchase Call Option
on the EUR vs. USD
Expiration 05/19/2010 at $1.3665 *	2,400,000	247,670
Expiration 05/21/2010 at $1.3750 *	2,300,000	227,799
Over The Counter European Purchase Call Option
on the Treasury Note, 4.25%
Expiration 10/10/2008 at $118.00 *	24,200,000	0
Over The Counter European Purchase Call Option
on the Treasury Note, 4.625%
Expiration 10/10/2008 at $115.50 *	7,000,000	0
Over The Counter European Purchase Call Option
on the USD vs. JPY
Expiration 03/17/2010 at $103.80 *	12,000,000	509,268
Expiration 11/07/2008 at $125.00 *	38,000,000	13,186
Over The Counter European Purchase Put on FG
TBA, 5.50%
Expiration 12/04/2008 at $75.00 *	6,000,000	0
Over The Counter European Purchase Put on
FNMA TBA, 5.00%
Expiration 12/04/2008 at $72.00 *	9,000,000	0
Expiration 12/04/2008 at $72.00 *	40,000,000	0
Over The Counter European Purchase Put on
FNMA TBA, 5.50%
Expiration 12/04/2008 at $75.00 *	11,900,000	0
Expiration 12/04/2008 at $75.00 *	71,600,000	1
Expiration 11/06/2008 at $76.00 *	22,100,000	0
Over The Counter European Purchase Put on
FNMA TBA, 6.00%
Expiration 12/04/2008 at $81.00 *	81,000,000	1
Over The Counter European Purchase Put on
FNMA TBA, 6.50%
Expiration 12/04/2008 at $90.00 *	78,000,000	1
Over The Counter European Purchase Put on
GNMA TBA, 6.00%
Expiration 12/11/2008 at $81.00 *	52,000,000	1
Expiration 11/12/2008 at $82.00 *	6,000,000	0
Expiration 10/15/2008 at $85.00 *	33,000,000	0
Over The Counter European Purchase Put on
GNMA TBA, 6.50%
Expiration 11/21/2008 at $72.00 *	6,000,000	0
Expiration 12/11/2008 at $86.00 *	9,000,000	0
Expiration 11/12/2008 at $88.00 *	4,000,000	0
Over The Counter European Purchase Put Option
on the EUR vs. USD
Expiration 05/19/2010 at $1.3665 *	2,400,000	169,186
Expiration 05/21/2010 at $1.3750 *	2,300,000	171,051

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS (continued)

United States (continued)
Over The Counter European Purchase Put Option
on the USD vs. JPY
Expiration 03/17/2010 at $103.80 *	12,000,000	$744,504
Over The Counter European Style Call on
USD-LIBOR Rate Swaption
Expiration 08/03/2009 at $3.45 *	15,400,000	113,683
Expiration 08/03/2009 at $3.45 *	95,800,000	707,196
Expiration 08/03/2009 at $3.45 *	14,500,000	107,039
Expiration 08/03/2009 at $3.50 *	315,800,000	2,451,966
Expiration 02/02/2009 at $3.50 *	101,000,000	809,596
Expiration 08/03/2009 at $3.85 *	52,700,000	569,366
Expiration 07/06/2009 at $4.25 *	100,500,000	1,546,866
Expiration 08/28/2009 at $5.00 *	56,200,000	1,365,682
Expiration 08/28/2009 at $5.00 *	110,100,000	2,675,474
Expiration 08/28/2009 at $5.00 *	24,500,000	595,360

		13,098,935

TOTAL OPTIONS (Cost $12,200,388)		$15,909,208

REPURCHASE AGREEMENTS - 5.53%
JP Morgan Chase & Company
Tri-Party Repurchase Agreement
dated 09/30/2008 at zero coupon
to be repurchased at $27,500,000
on 10/01/2008, collateralized by
$28,429,000 Federal Home Loan
Mortgage Corp., 4.75% due
03/12/2018 (valued at
$28,099,195, including interest)	$27,500,000	$27,500,000
Repurchase Agreement with State Street
Corp. dated 09/30/2008 at 1.25% to be
repurchased at $22,493,781 on
10/01/2008, collateralized by $22,145,000
Federal Home Loan Mortgage Corp.,
5.25% due 04/03/2012 (valued at
$22,947,756, including interest)	22,493,000	22,493,000

TOTAL REPURCHASE AGREEMENTS
(Cost $49,993,000)		$49,993,000

SHORT TERM INVESTMENTS - 5.40%
Bank Scotland PLC
2.90% due 12/01/2008	$15,900,000	$15,821,869
JP Morgan Chase & Company
zero coupon due 10/01/2008	18,700,000	18,700,000
Merrill Lynch Commercial Trust 2008-LAQ
2.9864% due 07/09/2009	2,700,000	2,457,000
U.S. Treasury Bills
zero coupon due 10/16/2008 to
12/26/2008	11,910,000	11,890,785

TOTAL SHORT TERM INVESTMENTS
(Cost $48,977,343)		$48,869,654

Total Investments (Global Bond Trust)
(Cost $1,858,759,137) - 194.98%		$1,764,286,318
Liabilities in Excess of Other Assets - (94.98)%		(859,432,173)

TOTAL NET ASSETS - 100.00%		$904,854,145

The accompanying notes are an integral part of the financial statements.
134

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Schedule of Securities Sold Short
	Shares or
	Principal
	Amount	Value

FEDERAL HOME LOAN MORTGAGE CORP. - 1.38%
Federal Home Loan Mortgage Corp.
5.50%, TBA **	$2,000,000	1,987,344

TOTAL FEDERAL HOME LOAN MORTGAGE
CORP. (Proceeds $1,983,984)		1,987,344

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 6.11%
Federal National Mortgage Association
5.00%, TBA **	7,000,000	6,820,625
5.50%, TBA **	2,000,000	1,990,624

TOTAL FEDERAL NATIONAL MORTGAGE
ASSOCIATION (Proceeds $8,884,336)		$8,811,249

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.70%
Government National Mortgage Association
6.00%, due 11/15/2037	1,000,000	$1,004,062

TOTAL GOVERNMENT NATIONAL
MORTGAGE
ASSOCIATION (Proceeds $1,006,875)		$1,004,062

U.S. TREASURY BONDS - 2.77%
U.S. Treasury Bonds
5.00%, due 05/15/2037	3,600,000	$4,004,719

TOTAL U.S. TREASURY
BONDS (Proceeds $4,062,018)		$4,004,719

U.S. TREASURY NOTES - 89.04%
U.S. Treasury Notes
2.50%, due 03/31/2013	2,200,000	$2,158,407
4.25%, due 08/15/2013	24,200,000	$25,570,712
4.875%, due 08/15/2016	45,000,000	$48,708,990
4.50%, due 05/15/2017	47,500,000	$50,154,300
3.50%, due 02/15/2018	1,900,000	1,863,188

TOTAL U.S. TREASURY
NOTES (Proceeds $128,918,166)		$128,455,597

Total Securities Sold Short (Global Bond Trust)
(Proceeds $144,855,379)		$144,262,971

Global Real Estate Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.06%

Australia - 10.25%
Abacus Property Group	233,622	$170,917
Aspen Group, Ltd.	1,520,326	1,387,914
Becton Property Group	636,762	267,411
CFS Gandel Retail Trust	2,490,388	4,518,606
Charter Hall Group	1,588,179	1,118,791
Commonwealth Property Office Fund, Ltd.	1,093,110	1,287,987
Compass Hotel Group, Ltd. *	107,450	39,957
Dexus Property Group, REIT	4,597,142	5,407,593
FKP Property Group, Ltd.	260,729	810,477

Global Real Estate Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
General Property Trust, Ltd.	1,118,379	$1,634,798
ING Industrial Fund	640,968	812,132
Macquarie CountryWide Trust	785,455	620,165
Macquarie Goodman Group, Ltd.	2,077,840	4,192,913
Macquarie Leisure Trust Group	881,617	1,041,237
Macquarie Office Trust	716,586	457,836
Mirvac Group, Ltd.	932,669	1,901,079
Stockland Company, Ltd.	1,883,843	8,457,104
Valad Property Group	956,317	234,101
Westfield Group	2,195,395	30,072,383

		64,433,401
Austria - 0.16%
Conwert Immobilien Invest AG *	108,678	1,025,079
Brazil - 0.12%
Iguatemi Empresa de Shopping Centers SA	98,950	733,194

Canada - 1.42%
Allied Properties Real Estate Investment Trust	129,600	2,257,725
Boardwalk Real Estate Investment Trust	55,500	1,861,734
Brookfield Properties Corp.	174,825	2,769,228
Chartwell Seniors Housing Real Estate
Investment Trust	309,450	2,064,454

		8,953,141
China - 0.24%
Shui On Land, Ltd. (a)	3,581,000	1,495,050

Finland - 0.54%
Sponda Oyj	250,000	1,508,355
Technopolis Oyj	275,000	1,905,873

		3,414,228
France - 4.00%
Fonciere Des Regions	32,500	3,393,809
ICADE	22,894	1,854,759
Klepierre SA	62,500	2,446,206
Societe de la Tour Eiffel	15,000	1,336,569
Unibail-Rodamco, REIT	79,501	16,085,457

		25,116,800
Germany - 0.04%
Magnat Real Estate Opportunities GmbH &
Company KGaA *	345,600	219,947

Guernsey - 0.19%
Camper & Nicholsons Marina Investments, Ltd. *	1,290,000	1,192,582

Hong Kong - 9.01%
China Overseas Land & Investment, Ltd.	4,870,666	5,903,452
China Resources Land, Ltd.	2,729,000	2,898,137
Hang Lung Properties, Ltd. (a)	2,472,408	5,820,133
Henderson Land Development Company, Ltd.	1,148,000	5,117,513
Kerry Properties, Ltd.	1,218,733	3,949,989
Link, REIT	3,158,000	6,564,748
New World China Land, Ltd.	1,726,000	410,804
New World Development Company, Ltd.	3,873,038	4,313,562
Sino Land Company, Ltd.	432,000	483,838
Sun Hung Kai Properties, Ltd.	2,052,185	21,147,307

		56,609,483

The accompanying notes are an integral part of the financial statements.
135

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Real Estate Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

India - 0.05%
DLF, Ltd.	44,000	$335,003

Japan - 12.63%
Aeon Mall Company, Ltd.	190,400	5,674,745
Japan Real Estate Investment Corp., REIT	994	8,020,943
Japan Retail Fund Investment Corp., REIT	432	1,776,142
Mitsubishi Estate Company, Ltd.	1,238,000	24,394,968
Mitsui Fudosan Company, Ltd.	1,144,000	22,104,299
Nippon Building Fund, Inc., REIT	940	9,087,134
Sumitomo Realty &
Development Company, Ltd.	384,000	8,363,031

		79,421,262
Netherlands - 0.90%
Corio NV	30,000	2,131,435
NR Nordic and Russia Properties, Ltd. *	2,000,000	1,464,112
ProLogis European Properties *	233,455	2,079,195

		5,674,742
Norway - 0.04%
Scandinavian Property Development ASA *	128,960	241,459

Singapore - 3.62%
Allgreen Properties, Ltd. (a)	2,068,000	920,756
Ascendas India Trust * (a)	3,564,848	1,302,533
Ascendas, REIT *	1,750,820	2,312,885
Capitaland, Ltd. (a)	2,140,000	4,664,729
CapitaMall Trust *	1,924,000	3,068,217
City Developments, Ltd. (a)	276,000	1,725,856
Hong Kong Land Holdings, Ltd. (a)	2,397,000	7,180,949
Suntec Real Estate Investment Trust * (a)	1,921,000	1,570,592

		22,746,517
South Africa - 0.01%
Madison Property Fund Managers Holdings,
Ltd. *	120,005	88,668

Sweden - 0.53%
Hufvudstaden AB	175,000	1,359,310
Klovern AB	325,000	836,901
Lennart Wallenstam Byggnads AB, Series B	90,000	1,135,728

		3,331,939
United Kingdom - 8.27%
Aseana Properties, Ltd. *	1,025,000	422,429
Big Yellow Group PLC	190,376	1,118,068
British Land Company PLC	435,000	5,867,570
Capital & Regional PLC	814,876	2,497,363
Derwent Valley Holdings PLC	215,000	4,046,478
Equest Balkan Properties PLC	696,104	764,935
Great Portland Estates PLC	554,485	3,353,050
Hammerson PLC	250,000	4,407,471
Hansteen Holdings PLC	750,000	1,280,708
Helical Bar PLC	500,000	2,720,546
Hirco PLC *	229,964	616,058
Land Securities Group PLC	345,000	7,792,013
Liberty International PLC	120,000	2,075,005
London & Stamford Property, Ltd.	665,000	1,198,534
Mapeley, Ltd.	80,000	1,279,479
Minerva PLC *	473,480	297,768
Mucklow A & J Group PLC	50,000	251,081

Global Real Estate Trust (continued)
		Shares or
		Principal
		Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
North Real Estate Opportunities Fund, Ltd. *		600,000	$764,436
Safestore Holdings, Ltd.		523,991	1,213,533
Segro PLC, REIT		408,154	3,077,315
South African Property Opportunities PLC *		1,250,000	988,929
Terrace Hill Group PLC		2,000,000	1,787,814
Unite Group PLC		1,007,644	4,141,610

			51,962,193
United States - 43.04%
American Campus Communities, Inc., REIT		137,700	4,665,276
Avalon Bay Communities, Inc., REIT		187,850	18,488,197
BioMed Realty Trust, Inc., REIT		115,750	3,061,587
Boston Properties, Inc., REIT		114,700	10,742,802
BRE Properties, Inc., Class A, REIT		112,300	5,502,700
Calloway Real Estate Investment Trust		43,750	767,090
Camden Property Trust, REIT		87,200	3,998,992
DCT Industrial Trust, Inc., REIT		143,950	1,078,186
Digital Realty Trust, Inc., REIT		149,720	7,074,270
Douglas Emmett, Inc., REIT		223,700	5,160,759
Equity Lifestyle Properties, Inc., REIT		118,340	6,275,570
Equity Residential, REIT		135,350	6,010,893
Extendicare Real Estate Investment Trust		192,550	1,257,432
Extra Space Storage, Inc., REIT		269,400	4,137,984
Federal Realty Investment Trust, REIT		166,000	14,209,600
General Growth Properties, Inc., REIT		224,300	3,386,930
Host Hotels & Resorts, Inc., REIT		617,330	8,204,316
Kimco Realty Corp., REIT		75,650	2,794,511
Liberty Property Trust, REIT		202,250	7,614,713
LTC Properties, Inc., REIT		90,580	2,655,806
Maguire Properties, Inc., REIT (a)		49,550	295,318
Medical Properties Trust, Inc., REIT (a)		196,987	2,235,802
Nationwide Health Properties, Inc., REIT		78,560	2,826,589
Omega Healthcare Investors, REIT		165,850	3,260,611
Post Properties, Inc., REIT		200,600	5,610,782
ProLogis, REIT		521,530	21,523,543
Public Storage, Inc., REIT		117,510	11,634,665
Regency Centers Corp., REIT		217,340	14,494,405
Saul Centers, Inc., REIT		24,700	1,248,338
Senior Housing Properties Trust, REIT		316,455	7,541,123
Simon Property Group, Inc., REIT		266,605	25,860,685
SL Green Realty Corp., REIT		98,550	6,386,040
Starwood Hotels & Resorts Worldwide, Inc.		47,489	1,336,340
Taubman Centers, Inc., REIT		152,950	7,647,500
The Macerich Company, REIT		88,150	5,610,748
Ventas, Inc., REIT		302,870	14,967,835
Vornado Realty Trust, REIT		230,771	20,988,622

			270,556,560

TOTAL COMMON STOCKS (Cost $733,516,238)			$597,551,248

CONVERTIBLE BONDS - 0.02%

Germany - 0.02%
Colonia Real Estate AG, Series COLO
1.875% due 12/07/2011	EUR	185,500	144,529

TOTAL CONVERTIBLE BONDS (Cost $247,206)			$144,529

The accompanying notes are an integral part of the financial statements.
136

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Global Real Estate Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 1.79%
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	$11,273,273	$11,273,273

TOTAL SHORT TERM INVESTMENTS
(Cost $11,273,273)		$11,273,273

REPURCHASE AGREEMENTS - 0.59%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$3,675,128 on 10/01/2008,
collateralized by $3,635,000
Federal Home Loan Mortgage
Corp., 5.40% due 06/04/2012
(valued at $3,752,629, including
interest)	$3,675,000	$3,675,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,675,000)		$3,675,000

Total Investments (Global Real Estate Trust)
(Cost $748,711,717) - 97.46%		$612,644,050
Other Assets in Excess of Liabilities - 2.54%		15,975,867

TOTAL NET ASSETS - 100.00%		$628,619,917

The portfolio had the following five top industry concentrations as of September 30, 2008 (as a percentage of total net assets):

Real Estate	93.32%
Building Materials & Construction	0.82%
Investment Companies	0.60%
Hotels & Restaurants	0.22%
Retail Grocery	0.10%

Growth Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.37%

Basic Materials - 3.01%
Monsanto Company	126,500	$12,520,970

Communications - 12.39%
Amazon.com, Inc. *	88,600	6,446,536
America Movil SA de CV, Series L, ADR	44,300	2,053,748
Cisco Systems, Inc. *	476,700	10,754,352
Corning, Inc.	346,050	5,412,222
DIRECTV Group, Inc. *	223,850	5,858,154
Google, Inc., Class A *	26,250	10,513,650
Omnicom Group, Inc.	139,900	5,394,544
QUALCOMM, Inc.	117,850	5,064,015

		51,497,221
Consumer, Cyclical - 9.95%
Coach, Inc. *	126,600	3,170,064
CVS Caremark Corp.	168,050	5,656,563
GameStop Corp., Class A *	114,850	3,929,018
Lowe's Companies, Inc.	225,100	5,332,619
McDonald's Corp.	159,550	9,844,235

Growth Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
NIKE, Inc., Class B	200,500	$13,413,450

		41,345,949
Consumer, Non-cyclical - 27.12%
Abbott Laboratories	140,700	8,101,506
Alcon, Inc.	73,050	11,798,305
Allergan, Inc.	100,650	5,183,475
Avon Products, Inc.	166,450	6,919,326
Becton, Dickinson & Company	52,650	4,225,689
Celgene Corp. *	112,100	7,093,688
Express Scripts, Inc. *	62,650	4,624,823
Genentech, Inc. *	70,200	6,225,336
Genzyme Corp. *	36,200	2,928,218
Gilead Sciences, Inc. *	124,950	5,695,221
Hologic, Inc. *	87,300	1,687,509
Intuitive Surgical, Inc. *	11,150	2,686,927
PepsiCo, Inc.	162,750	11,599,193
Procter & Gamble Company	168,300	11,728,827
Teva Pharmaceutical Industries, Ltd., SADR	136,100	6,232,019
The Kroger Company	208,950	5,741,946
Visa, Inc.	166,550	10,224,505

		112,696,513
Energy - 9.01%
CONSOL Energy, Inc.	92,250	4,233,352
Devon Energy Corp.	70,600	6,438,720
National Oilwell Varco, Inc. *	91,800	4,611,114
Pioneer Natural Resources Company	101,650	5,314,262
Quicksilver Resources, Inc. *	72,300	1,419,249
SunPower Corp., Class A *	20,750	1,471,798
Transocean, Inc. *	102,950	11,308,028
Weatherford International, Ltd. *	105,950	2,663,583

		37,460,106
Financial - 6.63%
Affiliated Managers Group, Inc. *	24,200	2,004,970
BlackRock, Inc.	20,800	4,045,600
Charles Schwab Corp.	414,300	10,771,800
Goldman Sachs Group, Inc.	41,750	5,344,000
IntercontinentalExchange, Inc. *	30,950	2,497,046
State Street Corp.	50,850	2,892,348

		27,555,764
Industrial - 11.41%
ABB, Ltd., SADR	231,450	4,490,130
Amphenol Corp., Class A	48,100	1,930,734
Boeing Company	29,150	1,671,752
Bucyrus International, Inc., Class A	64,235	2,870,020
Expeditors International of Washington, Inc.	120,850	4,210,414
McDermott International, Inc. *	133,150	3,401,983
Norfolk Southern Corp.	127,600	8,448,396
Owens-Illinois, Inc. *	139,800	4,110,120
Precision Castparts Corp.	72,350	5,699,733
SPX Corp.	45,700	3,518,900
United Technologies Corp.	117,350	7,048,041

		47,400,223
Technology - 15.83%
Adobe Systems, Inc. *	120,900	4,771,923

The accompanying notes are an integral part of the financial statements.
137

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Growth Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
Apple, Inc. *	77,200	8,774,552
Autodesk, Inc. *	101,200	3,395,260
Broadcom Corp., Class A *	278,150	5,181,934
Cognizant Technology Solutions Corp.,
Class A *	180,600	4,123,098
Electronic Arts, Inc. *	88,950	3,290,260
Hewlett-Packard Company	199,500	9,224,880
Intel Corp.	405,500	7,595,015
Intersil Corp., Class A	120,100	1,991,258
Microsoft Corp.	212,350	5,667,622
Oracle Corp. *	403,050	8,185,946
Research In Motion, Ltd. *	52,700	3,599,410

		65,801,158
Utilities - 1.02%
Entergy Corp.	47,400	4,219,074

TOTAL COMMON STOCKS (Cost $475,120,304)		$400,496,978

REPURCHASE AGREEMENTS - 4.03%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$16,755,582 on 10/01/2008,
collateralized by $17,010,000
Federal Home Loan Bank, 1.00%
due 01/08/2009 (valued at
$17,095,050, including interest)	$16,755,000	$16,755,000

TOTAL REPURCHASE AGREEMENTS
(Cost $16,755,000)		$16,755,000

Total Investments (Growth Equity Trust)
(Cost $491,875,304) - 100.40%		$417,251,978
Liabilities in Excess of Other Assets - (0.40)%		(1,655,815)

TOTAL NET ASSETS - 100.00%		$415,596,163

Health Sciences Trust
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS - 0.07%
Pacific Biosciences, Ser E	21,900	$153,300

TOTAL PREFERRED STOCKS (Cost $153,300)		$153,300

COMMON STOCKS - 101.42%

Basic Materials - 2.79%
Bayer AG	6,600	483,365
Biogen Idec, Inc. *	10,000	502,900
Eli Lilly & Company	7,727	340,220
Monsanto Company	44,100	4,365,018
Symyx Technologies, Inc. *	40,800	404,328

		6,095,831
Consumer, Cyclical - 0.40%
China Nepstar Chain Drugstore Ltd., ADR	8,800	43,032
CVS Caremark Corp.	8,000	269,280
Shoppers Drug Mart Corp.	10,200	492,149

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Walgreen Company	2,100	$65,016

		869,477
Consumer, Non-cyclical - 92.22%
A&D Pharma Holding NV *	73,669	337,062
Abbott Laboratories	23,900	1,376,162
Acadia Pharmaceuticals, Inc. *	71,200	190,816
Acorda Therapeutics, Inc. *	56,361	1,344,210
Alcon, Inc.	14,400	2,325,744
Alexion Pharmaceuticals, Inc. *	213,000	8,370,900
Alexza Pharmaceuticals, Inc. *	37,400	184,756
Alkermes, Inc. *	134,300	1,786,190
Allergan, Inc.	36,400	1,874,600
Allos Therapeutics, Inc. *	61,600	456,456
Altus Pharmaceuticals, Inc. *	15,252	16,930
AMAG Pharmaceuticals, Inc. *	2,700	104,571
Amedisys, Inc. *	13,000	632,710
AMERIGROUP Corp. *	78,600	1,983,864
Amgen, Inc. *	59,500	3,526,565
Amylin Pharmaceuticals, Inc. *	54,100	1,093,902
Array BioPharma, Inc. *	24,100	185,088
ArthroCare Corp. *	30,400	842,688
Bangkok Dusit Medical Service PCL	758,000	693,975
Barr Pharmaceuticals, Inc. *	43,100	2,814,430
Basilea Pharmaceutica AG *	2,674	396,085
Baxter International, Inc.	97,000	6,366,110
Biocryst Pharmaceuticals, Inc. *	76,300	239,582
Biodel, Inc. *	49,400	165,490
BioMarin Pharmaceutical, Inc. *	159,600	4,227,804
Boston Scientific Corp. *	10,100	123,927
Bristol-Myers Squibb Company	40,500	844,425
C.R. Bard, Inc.	7,500	711,525
Cadence Pharmaceuticals, Inc. *	23,200	206,016
Cardinal Health, Inc.	31,600	1,557,248
Cardiome Pharma, Corp. *	18,100	137,560
Catalyst Health Solutions, Inc. *	44,200	1,154,504
Celgene Corp. *	61,066	3,864,256
Cell Genesys, Inc. *	48,700	28,733
Centene Corp. *	50,300	1,031,653
Cephalon, Inc. *	60,900	4,719,141
Charles River Laboratories International, Inc. *	54,300	3,015,279
Chugai Pharmaceutical Company, Ltd.	86,100	1,403,048
Combinatorx, Inc. *	53,600	173,128
Community Health Systems, Inc. *	40,900	1,198,779
Conceptus, Inc. *	111,700	1,851,986
Cougar Biotechnology, Inc. *	58,316	1,947,171
Covance, Inc. *	37,500	3,315,375
Coventry Health Care, Inc. *	32,450	1,056,248
Covidien, Ltd.	79,525	4,275,264
Cubist Pharmaceuticals, Inc. *	76,300	1,696,149
CV Therapeutics, Inc. *	15,800	170,640
Daiichi Sankyo Company, Ltd.	11,800	304,044
DaVita, Inc. *	15,595	889,071
deCODE genetics, Inc. *	128,800	50,232
DENTSPLY International, Inc.	43,000	1,614,220
Diagnosticos da America SA	11,200	149,792
Dyadic International, Inc. *	42,100	5,894

The accompanying notes are an integral part of the financial statements.
138

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Edwards Lifesciences Corp. *	29,500	$1,703,920
Elan Corp. PLC, SADR *	183,600	1,959,012
EPIX Pharmaceuticals, Inc. *	58,400	60,152
Exelixis, Inc. *	92,400	561,792
Express Scripts, Inc. *	19,500	1,439,490
Fresenius AG	14,493	1,063,889
Genentech, Inc. *	58,300	5,170,044
Gen-Probe, Inc. *	15,200	806,360
Gilead Sciences, Inc. *	259,196	11,814,154
GlaxoSmithkline Pharmaceuticals, Ltd.	26,700	679,759
Health Net, Inc. *	51,300	1,210,680
Healthways, Inc. *	8,700	140,331
Henry Schein, Inc. *	60,300	3,246,552
Hikma Pharmaceuticals PLC	54,200	389,905
Human Genome Sciences, Inc. *	51,600	327,660
IDEXX Laboratories, Inc. *	8,500	465,800
Illumina, Inc. *	72,400	2,934,372
ImClone Systems, Inc. *	46,400	2,897,216
Immucor, Inc. *	47,075	1,504,517
Incyte Corp. *	250,600	1,917,090
Infinity Pharmaceuticals, Inc. *	45,775	354,756
Intercell AG *	7,200	237,110
Intermune, Inc. *	5,300	90,683
Intuitive Surgical, Inc. *	4,700	1,132,606
Invitrogen Corp. *	5,000	189,000
Ipsen SA	27,100	1,224,213
Johnson & Johnson	12,200	845,216
Laboratory Corp. of America Holdings *	12,500	868,750
LifePoint Hospitals, Inc. *	30,700	986,698
MAP Pharmaceuticals, Inc. *	10,900	110,308
Masimo Corp. *	13,200	491,040
Maxygen, Inc. *	32,800	138,744
McKesson Corp.	45,600	2,453,736
Medarex, Inc. *	5,700	36,879
Medco Health Solutions, Inc. *	70,500	3,172,500
Medial Saude SA	69,200	409,112
Medicines Company *	185,755	4,313,231
Medtronic, Inc.	40,900	2,049,090
Merck & Company, Inc.	100,600	3,174,936
Merck KGAA *	30,948	3,300,394
Micrus Endovascular Corp. *	23,400	326,430
Millipore Corp. *	13,400	921,920
Mindray Medical International, Ltd., ADR	11,600	391,268
Mylan, Inc. *	15,500	177,010
Myriad Genetics, Inc. *	10,200	661,776
Nanosphere, Inc. *	2,900	24,737
Neurocrine Biosciences, Inc. *	67,400	316,106
Nighthawk Radiology Holdings, Inc. *	13,200	95,304
Nobel Biocare Holding AG, Series BR	21,420	716,467
Novartis AG	8,700	458,051
Novo Nordisk AS	12,650	655,804
Nuvasive, Inc. *	6,900	340,377
Omnicare, Inc.	5,800	166,866
Onyx Pharmaceuticals, Inc. *	48,738	1,763,341
Orexigen Therapeutics, Inc. *	25,200	271,908
OSI Pharmaceuticals, Inc. *	44,368	2,186,899

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Pharmasset, Inc. *	59,300	$1,183,035
PharMerica Corp. *	61,500	1,383,135
Phonak Holding AG	1,000	65,197
Poniard Pharmaceuticals, Inc. *	93,045	397,302
Profarma Distribuidora de Produtos
Farmaceuticos SA	95,600	795,787
Progenics Pharmaceuticals, Inc. *	6,200	82,522
Psychiatric Solutions, Inc. *	13,300	504,735
Qiagen NV *	8,000	157,840
Regeneron Pharmaceuticals, Inc. *	38,000	829,540
ResMed, Inc. *	5,300	227,900
Rigel Pharmaceuticals, Inc. *	21,800	509,030
Roche Holdings AG - Genusschein	18,139	2,839,512
Sawai Pharmaceutical Co., Ltd.	14,200	561,805
Schering-Plough Corp.	118,500	2,188,695
Seattle Genetics, Inc. *	95,400	1,020,780
Sepracor, Inc. *	48,300	884,373
Shire Pharmaceuticals Group PLC, ADR	36,800	1,757,200
Shire, Ltd.	39,600	626,201
Simcere Pharmaceutical Group *	22,600	196,168
St. Jude Medical, Inc. *	47,700	2,074,473
Stereotaxis, Inc. *	121,900	737,495
Stryker Corp.	41,600	2,591,680
Takeda Pharmaceutical Company, Ltd.	4,500	226,578
Teva Pharmaceutical Industries, Ltd., SADR	82,115	3,760,046
Theravance, Inc. *	54,200	675,332
TomoTherapy, Inc. *	42,600	195,108
Towa Pharmaceutical Company, Ltd.	19,800	716,525
Transition Therapeutics, Inc. *	5,977	31,080
Triple-S Management Corp. *	40,100	653,229
UCB SA	18,358	652,243
United Therapeutics Corp. *	9,000	946,530
UnitedHealth Group, Inc.	5,800	147,262
Valeant Pharmaceuticals International *	47,800	978,466
Vertex Pharmaceuticals, Inc. *	112,704	3,746,281
Virtual Radiologic Corp *	12,400	101,184
Vital Images, Inc. *	4,097	61,455
Warner Chilcott, Ltd., Class A *	32,300	488,376
WellPoint, Inc. *	63,500	2,969,895
Wright Medical Group, Inc. *	31,300	952,772
Wyeth	116,668	4,309,716
XenoPort, Inc. *	58,800	2,851,212
Zimmer Holdings, Inc. *	21,300	1,375,128

		201,830,782
Financial - 4.51%
Aetna, Inc.	41,550	1,500,371
Assurant, Inc.	27,000	1,485,000
CIGNA Corp.	80,900	2,748,982
eHealth, Inc. *	40,900	654,400
Humana, Inc. *	61,552	2,535,942
Tempo Participacoes SA *	152,000	263,598
Universal American Financial Corp. *	55,700	678,983

		9,867,276
Industrial - 1.30%
Applied Biosystems, Inc.	10,000	342,500

The accompanying notes are an integral part of the financial statements.
139

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Stericycle, Inc. *	25,275	$1,488,950
Waters Corp. *	17,500	1,018,150

		2,849,600

Technology - 0.20%
Cerner Corp. *	9,900	441,936

TOTAL COMMON STOCKS (Cost $226,497,174)		$221,954,902

WARRANTS - 0.03%

Consumer, Non-cyclical - 0.03%
Dyadic International, Inc.
(Expiration Date 05/30/2010; strike
price $6.33) *	6,000	225
Favrille, Inc.
(Expiration date 03/06/2011; strike
price $5.26) *	20,411	879
Mannkind Corp.
(Expiration date 08/05/2010; strike
price $12.228) *	21,000	333
Poniard Pharmaceuticals, Inc.
(Expiration date 02/01/2011; strike
price $4.62) *	132,113	65,174
(Expiration date 12/03/2008; strike
price $6.00) *	2,400	58

		66,669

TOTAL WARRANTS (Cost $3,076)		$66,669

SHORT TERM INVESTMENTS - 1.64%
T. Rowe Price Reserve Investment
Fund, 2.7528%	$3,592,810	$3,592,810

TOTAL SHORT TERM INVESTMENTS
(Cost $3,592,810)		$3,592,810

REPURCHASE AGREEMENTS - 0.26%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$570,020 on 10/1/2008,
collateralized by $545,000 Federal
National Mortgage Association,
6.00% due 04/18/2036 (valued at
$584,262, including interest)	$570,000	$570,000

TOTAL REPURCHASE AGREEMENTS
(Cost $570,000)		$570,000

Total Investments (Health Sciences Trust)
(Cost $230,816,360) - 103.42%		$226,337,681
Liabilities in Excess of Other Assets - (3.42)%		(7,485,254)

TOTAL NET ASSETS - 100.00%		$218,852,427

High Income Trust
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 61.36%

Basic Materials - 6.01%
Abitibi-Consolidated Company of Canada
6.00% due 06/20/2013	$3,000,000	$795,000
7.75% due 06/15/2011	2,780,000	889,600
8.375% due 04/01/2015	2,875,000	697,187
13.75% due 04/01/2011 (g)	405,000	402,975
15.50% due 07/15/2010 (g)	390,000	274,950
Abitibi-Consolidated, Inc.
7.50% due 04/01/2028	509,000	117,070
American Pacific Corp.
9.00% due 02/01/2015	7,640,000	7,410,800
CII Carbon LLC
11.125% due 11/15/2015 (g)	11,750,000	11,456,250
Huntsman International LLC
11.625% due 10/15/2010	59,000	60,180
Newark Group, Inc.
9.75% due 03/15/2014	403,000	141,050
Norske Skog Canada, Ltd.
7.375% due 03/01/2014	2,071,000	1,408,280
Pope & Talbot, Inc.
8.375% due 06/01/2013	400,000	4,000
8.375% due 06/01/2013	1,800,000	18,000
Tronox Worldwide LLC
9.50% due 12/01/2012	3,490,000	1,151,700
Union Carbide Chemicals & Plastics
7.875% due 04/01/2023	40,000	38,975

		24,866,017

Communications - 19.16%
Adelphia Communications Corp.
7.75% due 01/15/2009	3,000,000	120,000
9.875% due 03/01/2049	2,050,000	82,000
10.25% due 11/01/2049	1,025,000	41,000
Canadian Satellite Radio Holdings, Inc.
12.75% due 02/15/2014	4,257,000	2,639,340
Canadian Satellite Radio Holdings, Inc., ADR
8.00% due 09/10/2014	1,900,000	1,428,236
CCH I Holdings LLC
11.125% due 01/15/2014	2,760,000	959,100
CCH II LLC / CCH II Capital Corp.
10.25% due 10/01/2013 (g)	1,449,000	1,202,670
Centennial Communications Corp.
8.5413% due 01/01/2013 (b)	680,000	618,800
Century Communications
8.375% due 12/15/2049	1,000,000	100
Charter Communications Holdings I LLC
9.92% due 04/01/2014	6,740,000	2,493,800
10.00% due 05/15/2014	3,605,000	1,333,850
11.75% due 05/15/2014	3,566,000	1,372,910
12.125% due 01/15/2015	3,140,000	1,099,000
Charter Communications Holdings I LLC/Charter
Communications Holdings I Capital Corp.
11.00% due 10/01/2015	13,600,000	8,976,000
Charter Communications Holdings LLC
8.75% due 11/15/2013	3,025,000	2,631,750
Charter Communications, Inc.
10.875% due 09/15/2014	2,820,000	2,735,400
Cricket Communications, Inc.
9.375% due 11/01/2014	4,220,000	3,924,600

The accompanying notes are an integral part of the financial statements.
140

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Communications (continued)
Digicel Group, Ltd.
8.875% due 01/15/2015 (g)	$3,685,000	$3,095,400
Idearc, Inc.
8.00% due 11/15/2016	18,185,000	4,955,412
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	3,305,000	3,090,175
Mobile Satellite Ventures LP
zero coupon, Step up to 14.00% on
04/01/2010 due 04/01/2013 (g)	1,210,000	665,500
R.H. Donnelley Corp.
6.875% due 01/15/2013	405,000	157,950
8.875% due 10/15/2017	7,448,000	2,532,320
R.H. Donnelley Corp., Series A-1
6.875% due 01/15/2013	2,900,000	1,131,000
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016	10,505,000	3,571,700
Shaw Communications, Inc.
8.25% due 04/11/2010	172,000	171,140
Sirius Satellite Radio, Inc.
9.625% due 08/01/2013	7,705,000	4,083,650
Terrestar Networks, Inc., PIK
15.00% due 02/15/2014 (g)	1,391,910	974,337
Vertis, Inc.
9.75% due 04/01/2009	3,365,000	2,473,275
10.875% due 06/15/2009	2,865,000	229,200
West Corp.
11.00% due 10/15/2016	3,425,000	2,466,000
XM Satellite Radio Holdings, Inc.
7.00% due 12/01/2014 (g)	7,725,000	3,418,313
13.00% due 08/01/2013 (g)	22,590,000	13,328,100
Young Broadcasting, Inc.
10.00% due 03/01/2011	8,576,000	1,243,520

		79,245,548

Consumer, Cyclical - 23.78%
Alaska Airlines, Inc., Series D
9.50% due 04/12/2012	103,162	104,838
Allison Transmission, Inc.
11.00% due 11/01/2015 (g)	8,235,000	7,164,450
11.25% due 11/01/2015 (g)	10,300,000	8,446,000
American Airlines, Inc., Series 90-K
9.93% due 06/15/2010	512,000	449,280
American Airlines, Inc., Series 91B2
10.32% due 07/30/2014 (g)	1,011,075	758,306
AMR Corp., MTN, Series B
10.40% due 03/10/2011	4,500,000	2,947,500
Continental Airlines, Inc.
5.00% due 06/15/2023	7,985,000	7,815,718
D.R. Horton, Inc.
9.75% due 09/15/2010	18,000	17,685
Delta Air Lines, Inc., Series 01-1
7.711% due 03/18/2013	7,050,000	5,781,000
Duane Reade, Inc.
9.75% due 08/01/2011	3,610,000	3,032,400
Exide Technologies, Series B
10.50% due 03/15/2013	2,545,000	2,188,700
Eye Care Centers of America
10.75% due 02/15/2015	1,448,000	1,498,680

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Cyclical (continued)
Fontainebleau Las Vegas Holdings
10.25% due 06/15/2015 (g)	$9,250,000	$2,590,000
Fontainebleau Senior Note
12.50% due 06/01/2022	3,540,919	1,090,603
Gol Finance
8.75% due 12/31/2049 (g)	3,870,000	2,089,800
Greektown Holdings LLC
10.75% due 12/01/2013 (g)	7,244,000	4,998,360
Indianapolis Downs Capital LLC
11.00% due 11/01/2012 (g)	1,200,000	816,000
Isle of Capri Casinos, Inc.
7.00% due 03/01/2014	16,122,000	10,801,740
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	1,800,000	1,206,000
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014 (g)	4,715,000	3,206,200
Majestic Star Casino LLC
9.50% due 10/15/2010	6,385,000	2,873,250
9.75% due 01/15/2011	4,870,000	535,700
Mashantucket Western Pequot Tribe
8.50% due 11/15/2015 (g)	5,060,000	3,289,000
Meritage Homes Corp.
7.00% due 05/01/2014	114,000	87,780
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	2,439,000	1,707,300
9.75% due 04/01/2010	155,000	147,250
Northwest Airlines
6.625% due 02/15/2023	15,810,000	79,050
7.625% due 11/15/2023	8,965,000	44,825
8.70% due 03/15/2049	2,220,000	8,325
8.875% due 06/01/2049	6,860,000	25,725
9.875% due 03/15/2037	7,390,000	27,713
10.00% due 02/01/2009	3,810,000	14,288
Northwest Airlines Corp., ESCROW
1.00% due 01/16/2017 ^	4,640,000	17,400
Scientific Games Corp.
6.25% due 12/15/2012	73,000	70,445
Seminole Hard Rock Entertainment, Inc.
5.3188% due 03/15/2014 (b)(g)	845,000	633,750
Standard Pacific Corp.
6.50% due 10/01/2008	191,000	191,000
Steinway Musical Instruments, Inc.
7.00% due 03/01/2014 (g)	755,000	653,075
Tenneco Automotive, Inc.
8.625% due 11/15/2014	4,355,000	3,462,225
Travelport LLC
9.875% due 09/01/2014	4,415,000	3,598,225
11.875% due 09/01/2016	750,000	538,125
Trump Entertainment Resorts, Inc.
8.50% due 06/01/2015	12,970,000	5,317,700
UAL Corp.
4.50% due 06/30/2021 (g)	5,650,000	2,383,735
US Airways Group, Inc.
7.00% due 09/30/2020	6,275,000	5,250,920
US Corrugated, Inc.
10.00% due 06/12/2013	540,000	388,800

		98,348,866

The accompanying notes are an integral part of the financial statements.
141

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Non-cyclical - 3.94%
Alliance One International, Inc.
11.00% due 05/15/2012	$2,200,000	$2,156,000
12.75% due 11/15/2012	2,420,000	2,323,200
ASG Consolidated LLC/ASG Finance, Inc.
zero coupon, step up to 11.50% on
11/01/2008 due 11/01/2011	4,380,000	3,898,200
MSX International UK
12.50% due 04/01/2012 (g)	1,235,000	802,750
North Atlantic Trading Company
10.00% due 03/01/2012 (g)	2,626,750	2,048,865
Quebecor World Capital Corp.
6.125% due 11/15/2013	3,410,000	1,040,050
8.75% due 03/15/2016 (g)	590,000	236,000
Quebecor World, Inc.
9.75% due 01/15/2015 (g)	3,365,000	1,362,825
Yankee Acquisition Corp., Series B
8.50% due 02/15/2015	3,360,000	2,436,000

		16,303,890

Diversified - 0.15%
Marquee Holdings, Inc.
9.505 due 08/15/2014	855,000	630,562

Energy - 0.40%
Dominion Petroleum Acquisitions
10.00% due 10/01/2011	1,825,000	1,660,933

Financial - 1.29%
Buffalo Thunder Development Authority
9.375% due 12/15/2014 (g)	1,670,000	701,400
Drummond Company, Inc.
7.375% due 02/15/2016 (g)	500,000	423,750
MBIA Insurance Company
14.00% due 01/15/2033 (b)(g)	2,660,000	1,542,800
Realogy Corp.
10.50% due 04/15/2014	965,000	424,600
12.375% due 04/15/2015	645,000	219,300
TAM Capital, Inc.
7.375% due 04/25/2017	2,265,000	1,698,750
Ucar Finance, Inc.
10.25% due 02/15/2012	294,000	302,820

		5,313,420

Industrial - 4.03%
Blaze Recycling & Metals LLC
10.875% due 07/15/2012 (g)	755,000	756,888
BWAY Corp.
10.00% due 10/15/2010	780,000	756,600
Graphic Packaging International Corp.
9.50% due 08/15/2013	5,030,000	4,552,150
Jefferson Smurfit Corp.
8.25% due 10/01/2012	790,000	659,650
Muzak LLC/Muzak Finance Corp.
9.875% due 03/15/2009	1,884,000	1,601,400
Odebrecht Overseas, Ltd.
9.625% due 12/31/2049	1,050,000	1,005,690
Pliant Corp.
11.85% due 06/15/2009	789,769	679,201
Sequa Corp.
11.75% due 12/01/2015 (g)	2,310,000	1,940,400

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Industrial (continued)
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017	$4,195,000	$3,272,100
Thomas & Betts Corp.
6.39% due 02/10/2009	11,000	10,969
Vitro SAB de CV
9.125% due 02/01/2017	2,175,000	1,413,750

		16,648,798

Utilities - 2.60%
Orion Power Holdings, Inc.
12.00% due 05/01/2010	3,055,000	2,963,350
Texas Competitive Electric Holdings Company LLC
10.25% due 11/01/2015 (g)	8,605,000	7,766,012

		10,729,362

TOTAL CORPORATE BONDS (Cost $371,393,773)		$253,747,396

CONVERTIBLE BONDS - 4.09%

Communications - 0.69%
Charter Communications, Inc.
6.50% due 10/01/2027	604,000	170,481
XM Satellite Radio Holdings, Inc.
10.00% due 12/01/2009	4,105,000	2,668,168

		2,838,649

Consumer, Cyclical - 3.40%
AMR Corp.
4.50% due 02/15/2024	4,920,000	4,603,604
Pinnacle Airlines Corp.
3.25% due 02/15/2025	1,608,000	1,108,917
UAL Corp.
4.50% due 06/30/2021	19,793,000	8,350,667

		14,063,188

TOTAL CONVERTIBLE BONDS (Cost $26,315,446)		$16,901,837

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.87%
GS Mortgage Securities
Corp., Series 2006-NIM3, Class OS
zero coupon due 10/26/2037	5,000	662,500
Countrywide Alternative Loan Trust, Series
2007-OA9, Class B1
4.9569% due 06/25/2047 (b)(g)	1,149,164	34,475
Countrywide Alternative Loan Trust, Series
2007-OA9, Class B2
4.9569% due 06/25/2047 (b)(g)	340,889	5,966
Countrywide Alternative Loan Trust, Series
2007-OA9, Class B3
4.9569% due 06/25/2047 (b)(g)	649,549	1,624
Countrywide Alternative Loan Trust, Series
2007-OA9, Class XP
3.4365% IO due 06/25/2047	53,631,983	2,681,599
DSLA Mortgage Loan Trust, Series 2005-AR5,
Class X2
2.764% IO due 08/19/2045	130,586,475	3,795,169
Global Tower Partners Acquisition
LLC, Series 2007-1A, Class G
7.8737% due 05/15/2037 (g)	540,000	485,135

The accompanying notes are an integral part of the financial statements.
142

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Harborview Mortgage Loan Trust, Series
2006-BU1, Class R
1.00% due 02/19/2046	$186,595,756	$7,000,009
Harborview Mortgage Loan Trust,
Series 2007-3, Class ES
0.3509% IO due 05/19/2047	78,022,100	487,638
Harborview Mortgage Loan Trust,
Series 2007-4, Class ES
0.3508% IO due 07/19/2047	78,544,853	490,905
Harborview Mortgage Loan Trust,
Series 2007-6, Class ES
0.3436% IO due 08/19/2037 (g)	55,056,861	344,105
Lehman XS Net Interest Margin
Notes, Series 2007-GPM8, Class A3
9.00% due 01/28/2047 (g)	341,371	231,109
Lehman XS Net Interest Margin
Notes, Series 2007-GPM8, Class A4
9.00% due 01/28/2047 (g)	505,000	54,288
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036 (g)	1,820,000	1,575,863
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036 (g)	1,380,000	1,266,258
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2005-AR19,
Class B1
3.9069% due 12/25/2045 (b)	3,080,263	1,029,225

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $23,849,680)		$20,145,868

ASSET BACKED SECURITIES - 0.84%
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031 (g)	1,545,000	1,157,406
Dominos Pizza Master Issuer LLC, Series 2007-1,
Class M1
7.629% due 04/27/2037 (g)	3,730,000	2,331,250

TOTAL ASSET BACKED SECURITIES
(Cost $5,290,338)		$3,488,656

COMMON STOCKS - 9.31%

Basic Materials - 0.03%
Tembec, Inc. *	51,987	122,121

Communications - 4.48%
Canadian Satellite Radio Holdings, Inc. *	452,601	1,403,414
Canadian Satellite Radio Holdings, Series A *	30,012	93,060
Charter Communications, Inc., Class A *	414,100	302,293
Comcast Corp., Special Class A	362,969	7,157,749
Sirius XM Radio, Inc. *	4,473,205	2,549,727
Sprint Nextel Corp.	326,900	1,994,090
Time Warner Cable, Inc. *	153,588	3,716,830
USA Mobility, Inc. *	117,989	1,297,879

		18,515,042

Consumer, Cyclical - 4.48%
Federal Mogul Corp. *	32,948	413,497
Fontainebleau Resorts LLC, Class A *	68,468	184,864
Northwest Airlines Corp. *	1,770,407	15,986,775
UAL Corp. *	49,000	430,710

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
US Airways Group, Inc. *	247,799	$1,494,228

		18,510,074
Consumer, Non-cyclical - 0.02%
Paragon Shipping, Inc. * (g)	12,000	102,240

Energy - 0.22%
Dominion Petroleum, Ltd., GDR *	4,106,983	894,446

Financial - 0.08%
Adelphia Recovery Trust, Series ACC-1 *	5,927,870	192,656
Adelphia Recovery Trust, Series Arahova *	424,950	148,733

		341,389

TOTAL COMMON STOCKS (Cost $70,100,252)		$38,485,312

PREFERRED STOCKS - 3.64%

Consumer, Cyclical - 3.00%
Continental Airlines Finance Trust II, 6.00%	546,898	12,389,974

Financial - 0.62%
CIT Group, Inc., 7.75%	91,768	802,970
iStar Financial, Inc., Series E, 7.875%	209,600	1,173,760
iStar Financial, Inc., Series G, 7.65%	12,113	59,960
iStar Financial, Inc., Series I, 7.50%	111,000	547,230

		2,583,920
Industrial - 0.02%
Pliant Corp., Series AA, 13.00%	1,287	78,571

TOTAL PREFERRED STOCKS (Cost $18,553,765)		$15,052,465

TERM LOANS - 10.41%

Basic Materials - 0.12%
AbitibiBowater, Inc.
11.50% due 03/31/2009 (b)	355,571	337,793
Tembec, Inc.
9.4631% due 02/28/2012 (b)	188,750	164,212

		502,005
Communications - 1.56%
Idearc, Inc.
5.77% due 04/11/2017 (b)	7,657,566	4,869,523
Sirius Satellite Radio, Inc.
6.00% due 12/20/2012 (b)	360,438	313,581
Star Tribune Corp.
6.25% due 03/01/2014 (b)	3,206,792	1,074,275
10.83% due 03/01/2015 (b)	4,125,000	206,250

		6,463,629
Consumer, Cyclical - 7.82%
Delta Airlines, Inc.
5.7088% due 04/30/2012 (b)	2,648,600	2,172,329
5.7188% due 04/30/2014 (b)	6,334,348	4,452,159
East Valley Tourist Development
10.88% due 08/06/2012 (b)	810,000	704,700
Northwest Airlines
4.75% due 08/21/2013	2,336,162	2,039,469
Saint Acquisition Corp.
6.0625% due 05/06/2014 (b)	14,200,000	9,336,500

The accompanying notes are an integral part of the financial statements.
143

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Consumer, Cyclical (continued)
US Airways Group, Inc.
4.9625% due 03/26/2014 (b)	$20,845,000	$13,627,419

		32,332,576

Consumer, Non-cyclical - 0.65%
Ralin Medical, Inc.
zero coupon due 11/21/2037	180	2,700,000

Financial - 0.26%
Realogy Corp.
5.4869% due 10/10/2013 (b)	1,481,250	1,066,500

TOTAL TERM LOANS (Cost $51,538,040)		$43,064,710

WARRANTS - 0.01%

Basic Mat erials - 0.01%
New Gold, Inc.
(Expiration date 06/28/2017, strike
price CAD 15.00)	47,190	44,341

TOTAL WARRANTS (Cost $0)		$44,341

OPTIONS - 0.99%

Communications - 0.21%
Comcast Corp.
Expiration 01/16/2010 at $15.00 *	45,300	271,800
Expiration 01/16/2010 at $20.00 *	169,500	474,600
Expiration 01/16/2010 at $25.00 *	8,740,000	122,360

		868,760

Consumer, Cyclical - 0.34%
Delta Airlines, Inc.
Expiration 01/16/2010 at $5.00 *	250,000	1,075,000
Expiration 01/16/2010 at $7.50 *	50,000	195,000
Expiration 01/16/2010 at $10.00 *	50,000	160,000

		1,430,000

Other - 0.44%
Over The Counter Purchase Call on the USD vs.
CAD
Expiration 04/20/2010 at $1.30 *	102,000,000	904,638
Expiration 04/01/2010 at $1.30 *	102,000,000	904,638

		1,809,276

TOTAL OPTIONS (Cost $4,618,178)		$4,108,036

REPURCHASE AGREEMENTS - 2.20%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$9,094,316 on 10/01/2008,
collateralized by $9,220,000
Federal Home Loan Bank, 2.275%
due 04/24/2009 (valued at
$9,277,625, including interest)	$9,094,000	$9,094,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,094,000)		$9,094,000

High Income Trust (continued)
		Shares or
		Principal
		Amount	Value

SHORT TERM INVESTMENTS - 0.07%
Quebecor World Capital Corp.
1.00% due 11/15/2008		$390,000	$268,527

TOTAL SHORT TERM INVESTMENTS
(Cost $268,527)			$268,527

Total Investments (High Income Trust)
(Cost $581,021,999) - 97.79%			$404,401,148
Other Assets in Excess of Liabilities - 2.21%			9,138,975

TOTAL NET ASSETS - 100.00%			$413,540,123

High Yield Trust
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS - 3.17%

Argentina - 0.07%
Republic of Argentina
7.00% due 09/12/2013		$1,141,000	$778,733
8.00% due 10/30/2009 ^	EUR	1,425,000,000	268,338
9.00% due 05/26/2009 ^		300,000	110,653
9.00% due 11/19/2008 ^		222,000	42,346
11.75% due 05/20/2011 ^		275,000	51,465

			1,251,535
Brazil - 0.98%
Federative Republic of Brazil
6.00% due 05/15/2017	BRL	3,640,000	2,917,295
10.00% due 01/01/2012		7,262,000	3,506,787
10.00% due 07/01/2010		20,477,000	10,336,005
10.00% due 01/01/2010		1,000	513

			16,760,600
Ecuador - 0.12%
Republic of Ecuador
9.375% due 12/15/2015		$50,000	41,229
10.00% due 08/15/2030		2,833,000	2,053,925

			2,095,154
Indonesia - 0.30%
Republic of Indonesia
9.75% due 05/15/2037	IDR	14,208,000,000	1,098,235
10.25% due 07/15/2027		11,943,000,000	988,651
10.25% due 07/15/2022		18,787,000,000	1,608,207
11.00% due 09/15/2025		15,723,000,000	1,394,655

			5,089,748

Panama - 0.18%
Republic of Panama
9.375% due 04/01/2029		$2,450,000	3,038,000

Peru - 0.13%
Republic of Peru
6.55% due 03/14/2037		834,000	767,280
7.35% due 07/21/2025		194,000	193,030
8.75% due 11/21/2033		1,147,000	1,364,930

			2,325,240
Turkey - 0.87%
Republic of Turkey
6.875% due 03/17/2036		13,115,000	11,541,200

The accompanying notes are an integral part of the financial statements.
144

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Turkey (continued)
Republic of Turkey (continued)
7.00% due 06/05/2020	$202,000	$189,627
7.00% due 09/26/2016	475,000	473,813
7.375% due 02/05/2025	2,906,000	2,789,760

		14,994,400

Venezuela - 0.52%
Republic of Venezuela
5.75% due 02/26/2016	6,671,000	4,336,150
7.65% due 04/21/2025	925,000	561,937
8.50% due 10/08/2014	433,000	340,988
9.375% due 01/13/2034	2,054,000	1,427,530
10.75% due 09/19/2013	2,420,000	2,226,400

		8,893,005

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $64,144,524)		$54,447,682

CORPORATE BONDS - 84.63%

Basic Materials - 7.93%
Abitibi-Consolidated Company of Canada
13.75% due 04/01/2011 (g)	13,265,000	13,198,675
15.50% due 07/15/2010 (g)	12,804,000	9,026,820
Appleton Papers, Inc.
8.125% due 06/15/2011	3,775,000	3,312,562
Appleton Papers, Inc., Series B
9.75% due 06/15/2014	5,190,000	3,983,325
Evraz Group SA
8.875% due 04/24/2013 (g)	2,630,000	1,998,800
9.50% due 04/24/2018 (g)	1,110,000	799,200
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	12,990,000	12,795,150
Georgia Gulf Corp.
10.75% due 10/15/2016	13,680,000	6,156,000
GTL Trade Finance, Inc.
7.25% due 10/20/2017 (g)	5,321,000	5,101,722
7.25% due 10/20/2017	5,660,000	5,459,919
Huntsman International LLC
7.875% due 11/15/2014	3,360,000	2,889,600
Metals USA Holdings Corp., PIK
8.7913% due 07/01/2012	4,780,000	3,824,000
Methanex Corp.
8.75% due 08/15/2012	4,405,000	4,537,150
Montell Finance Company BV
8.10% due 03/15/2027 (g)	5,330,000	2,398,500
NewPage Corp.
9.0506% due 05/01/2012 (b)	14,605,000	13,071,475
Noranda Aluminium Holding Corp.
8.5775% due 11/15/2014 (b)	10,050,000	6,633,000
Novelis, Inc.
7.25% due 02/15/2015	12,600,000	10,962,000
Rock-Tenn Company
9.25% due 03/15/2016 (g)	2,850,000	2,892,750
Ryerson, Inc.
12.00% due 11/01/2015 (g)	15,510,000	13,183,500
Smurfit Capital Funding PLC
7.50% due 11/20/2025	3,215,000	2,668,450

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Basic Materials (continued)
Tube City IMS Corp.
9.75% due 02/01/2015	$430,000	$382,700
Vale Overseas, Ltd.
6.875% due 11/21/2036	3,740,000	3,329,000
8.25% due 01/17/2034	1,347,000	1,407,413
Vedanta Resources PLC
8.75% due 01/15/2014 (g)	3,470,000	3,094,546
Verso Paper Holdings LLC / Verson Paper Inc.,
Series B
11.375% due 08/01/2016	2,460,000	1,992,600
Westlake Chemical Corp.
6.625% due 01/15/2016	1,000,000	850,000

		135,948,857

Communications - 12.72%
Affinion Group, Inc.
10.125% due 10/15/2013	1,272,000	1,195,680
11.50% due 10/15/2015	11,195,000	10,411,350
ALLTEL Communications, Inc., PIK
10.375% due 12/01/2017 (g)	4,950,000	5,643,000
America Movil SAB de CV
5.625% due 11/15/2017	1,520,000	1,424,004
Axtel SAB de CV
7.625% due 02/01/2017 (g)	9,120,000	8,109,504
Axtel SAB de CV, Series REGS
7.625% due 02/01/2017	430,000	431,075
Cablevision Systems Corp., Series B
7.1325% due 04/01/2009 (b)	100,000	98,750
8.00% due 04/15/2012	720,000	676,800
CanWest Media, Inc.
8.00% due 09/15/2012	226,000	188,710
Charter Communications Holdings I LLC/Charter
Communications Holdings I Capital Corp.
11.00% due 10/01/2015	29,118,000	19,217,880
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 10/01/2013	4,096,000	3,440,640
Charter Communications Holdings LLC
11.75 due 05/15/2011	2,115,000	1,226,700
12.125 due 01/15/2012	2,260,000	1,367,300
Charter Communications, Inc.
10.875% due 09/15/2014	11,010,000	10,679,700
Cincinnati Bell Telephone Company
6.30% due 12/01/2028	2,610,000	1,853,100
Citizens Communications Company
7.05% due 10/01/2046	1,375,000	783,750
7.875% due 01/15/2027	4,040,000	3,030,000
9.25% due 05/15/2011	550,000	550,000
CMP Susquehanna Corp.
9.875% due 05/15/2014	2,765,000	1,548,400
CSC Holdings, Inc.
6.75% due 04/15/2012	5,285,000	4,842,381
8.50% due 06/15/2015 (g)	3,280,000	3,046,300
CSC Holdings, Inc., Series B
7.625% due 04/01/2011	2,935,000	2,817,600
8.125% due 08/15/2009	120,000	118,800
8.125% due 07/15/2009	650,000	643,500
Dex Media West LLC
9.875% due 08/15/2013	1,166,000	722,920

The accompanying notes are an integral part of the financial statements.
145

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Communications (continued)
Dex Media, Inc.
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013	$5,260,000	$2,419,600
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013	7,305,000	3,360,300
8.00% due 11/15/2013	180,000	82,800
DirecTV Holdings LLC
8.375% due 03/15/2013	2,440,000	2,409,500
EchoStar DBS Corp.
6.625% due 10/01/2014	620,000	497,550
7.75% due 05/31/2015	4,000,000	3,390,000
Expedia Inc.
8.50% due 07/01/2016 (g)	565,000	508,500
Globo Comunicacoes e Participacoes SA
7.25% due 04/26/2022 (g)	4,871,000	4,262,125
Hawaiian Telcom Communications, Inc., Series B
12.50% due 05/01/2015	5,405,000	756,700
Idearc, Inc.
8.00% due 11/15/2016	15,722,000	4,284,245
Intelsat Corp.
9.25% due 08/15/2014 (g)	12,500,000	11,687,500
Intelsat Jackson Holdings, Ltd.
9.50% due 06/15/2016 (g)	3,996,000	3,716,280
iPCS, Inc.
4.9256% due 05/01/2013 (b)	4,000,000	3,260,000
Level 3 Financing, Inc.
6.845% due 02/15/2015 (b)	2,120,000	1,431,000
9.25% due 11/01/2014	11,615,000	8,769,325
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	2,365,000	2,211,275
Nordic Telephone Company Holdings
8.875% due 05/01/2016 (g)	8,415,000	7,657,650
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	7,320,000	6,331,800
R.H. Donnelley Corp., Series A-1
6.875% due 01/15/2013	605,000	235,950
R.H. Donnelley Corp., Series A-2
6.875% due 01/15/2013	340,000	132,600
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016	1,615,000	549,100
R.H. Donnelley, Inc.
11.75% due 05/15/2015	200,000	122,000
Sprint Capital Corp.
6.875% due 11/15/2028	12,330,000	8,261,100
8.375% due 03/15/2012	840,000	756,000
Sun Media Corp.
7.625% due 02/15/2013	405,000	372,600
TL Acquisitions, Inc.
zero coupon due 07/15/2015 (b)(g)	5,760,000	3,859,200
10.50% due 01/15/2015 (g)	7,620,000	6,019,800
True Move Company, Ltd.
10.375% due 08/01/2014 (g)	2,960,000	1,909,200
10.75% due 12/16/2013 (g)	23,634,000	15,952,950
10.75% due 12/16/2013	800,000	575,469
UBS Luxembourg SA for OJSC Vimpel
Communications
8.25% due 05/23/2016	5,587,000	3,966,770
Vimpelcom
8.375% due 04/30/2013 (g)	1,150,000	914,328

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Communications (continued)
Virgin Media, Inc.
9.125% due 08/15/2016	$14,959,000	$12,528,163
Windstream Corp.
8.625% due 08/01/2016	11,870,000	10,950,075

		218,209,299

Consumer, Cyclical - 12.35%
ACE Hardware Corp.
9.125% due 06/01/2016 (g)	2,677,000	2,288,835
Allison Transmission, Inc.
11.00% due 11/01/2015 (a)(g)	1,530,000	1,331,100
11.25% due 11/01/2015 (g)	6,510,000	5,338,200
AutoNation, Inc.
4.7906% due 04/15/2013 (b)	2,785,000	2,346,362
7.00% due 04/15/2014	800,000	696,000
Blockbuster, Inc.
9.00% due 09/01/2012	6,400,000	4,576,000
Boyd Gaming Corp.
6.75% due 04/15/2014	4,105,000	2,945,337
7.125% due 02/01/2016	2,770,000	1,918,225
Buffets, Inc.
12.50% due 11/01/2014 ^	7,505,000	75,050
Carrols Corp.
9.00% due 01/15/2013	1,030,000	741,600
Choctaw Resort Development Enterprise
7.25% due 11/15/2019 (g)	2,846,000	2,134,500
Continental Airlines, Inc., Series C
7.339% due 04/19/2014	4,960,000	3,720,000
DAE Aviation Holdings, Inc.
11.25% due 08/01/2015 (g)	14,790,000	13,754,700
Delta Air Lines, Inc.
8.954% due 08/10/2014	3,940,037	2,856,527
Denny's Corp.
10.00% due 10/01/2012	2,244,000	2,042,040
Dollar General Corp., PIK
11.875% due 07/15/2017	8,993,000	8,318,525
Downstream Development Authority of the Quapaw
Tribe of Oklahoma
12.00% due 10/15/2015 (g)	5,160,000	3,741,000
El Pollo Loco, Inc.
11.75% due 11/15/2013	3,910,000	3,734,050
Eye Care Centers of America
10.75% due 02/15/2015	2,413,000	2,497,455
Fontainebleau Las Vegas Holdings
10.25% due 06/15/2015 (g)	3,620,000	1,013,600
Ford Motor Company
7.45% due 07/16/2031	4,795,000	2,061,850
General Motors Corp.
7.20% due 01/15/2011	10,000,000	5,875,000
8.375% due 07/15/2033	28,775,000	11,510,000
Harrah's Operating Company, Inc.
10.75% due 02/01/2016 (g)	1,280,000	652,800
Indianapolis Downs Capital LLC
11.00% due 11/01/2012 (g)	5,850,000	3,978,000
Inergy LP/Inergy Finance Corp.
8.25% due 03/01/2016 (g)	1,715,000	1,577,800

The accompanying notes are an integral part of the financial statements.
146

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Cyclical (continued)
Inn of the Mountain Gods Resort & Casino
12.00% due 11/15/2010	$9,228,000	$6,275,040
Interface, Inc.
9.50% due 02/01/2014	1,275,000	1,287,750
10.375% due 02/01/2010	5,075,000	5,176,500
K Hovnanian Enterprises, Inc.
8.625% due 01/15/2017	961,000	586,210
11.50% due 05/01/2013 (g)	10,455,000	10,245,900
Keystone Automotive Operations, Inc.
9.75% due 11/01/2013	6,150,000	3,259,500
Macys Retail Holdings, Inc.
10.625% due 11/01/2010	2,190,000	2,305,501
Mandalay Resort Group
7.625% due 07/15/2013	1,000,000	750,000
MGM Mirage, Inc.
5.875% due 02/27/2014	1,025,000	740,563
6.625% due 07/15/2015	245,000	170,275
6.75% due 09/01/2012	2,085,000	1,631,512
7.50% due 06/01/2016	1,120,000	817,600
8.375% due 02/01/2011	3,850,000	3,147,375
Michaels Stores, Inc.
10.00% due 11/01/2014	5,010,000	3,156,300
11.375% due 11/01/2016	2,030,000	959,175
Mohegan Tribal Gaming Authority
7.125% due 08/15/2014	3,415,000	2,424,650
Neiman Marcus Group, Inc.
7.125% due 06/01/2028	2,280,000	1,653,000
9.00% due 10/15/2015	15,466,000	12,952,775
10.375% due 10/15/2015	43,000	36,013
Norcraft Companies LP
9.00% due 11/01/2011	9,120,000	8,755,200
Norcraft Holdings Capital
9.75 due 09/01/2012	6,150,000	5,535,000
Park Place Entertainment Corp.
8.125% due 05/15/2011	8,610,000	5,079,900
River Rock Entertainment Authority
9.75% due 11/01/2011	580,000	533,600
Sbarro, Inc.
10.375% due 02/01/2015 (a)	4,225,000	2,894,125
Seneca Gaming Corp.
7.25% due 05/01/2012	3,005,000	2,614,350
Station Casinos, Inc.
6.00% due 04/01/2012	4,755,000	2,662,800
6.50% due 02/01/2014	2,340,000	690,300
6.625% due 03/15/2018	2,257,000	598,105
7.75% due 08/15/2016	5,098,000	2,765,665
Suburban Propane Partners LP
6.875% due 12/15/2013	12,685,000	11,226,225
Visteon Corp.
8.25% due 08/01/2010	6,983,000	5,795,890
12.25% due 12/31/2016 (g)	12,791,000	7,674,600
Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014	6,780,000	5,779,950

		211,905,905

Consumer, Non-cyclical - 12.81%
Advanced Medical Optics, Inc.
7.50% due 05/01/2017	3,585,000	3,118,950

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Non-cyclical (continued)
Alliance One International, Inc.
8.50% due 05/15/2012	$3,685,000	$3,408,625
11.00% due 05/15/2012	2,270,000	2,224,600
American Achievement Corp.
8.25% due 04/01/2012 (g)	956,000	953,610
American Greetings Corp.
7.375% due 06/01/2016	490,000	445,900
Ashtead Capital, Inc.
9.00% due 08/15/2016 (g)	5,850,000	5,031,000
Ashtead Holdings PLC
8.625% due 08/01/2015 (g)	1,635,000	1,406,100
Biomet, Inc.
10.375% due 10/15/2017	2,370,000	2,346,300
11.625% due 10/15/2017	3,220,000	3,236,100
Constellation Brands, Inc.
7.25% due 09/01/2016	3,925,000	3,611,000
CRC Health Corp.
10.75% due 02/01/2016	10,280,000	7,915,600
DaVita, Inc.
6.625% due 03/15/2013	3,690,000	3,505,500
7.25% due 03/15/2015	5,190,000	4,930,500
Delhaize America, Inc.
9.00% due 04/15/2031	2,961,000	3,108,313
DI Finance/DynCorp International
9.50% due 02/15/2013 (g)	6,520,000	6,405,900
DI Finance/DynCorp International LLC, Series B
9.50% due 02/15/2013	13,078,000	12,816,440
Dole Food Company, Inc.
7.25% due 06/15/2010	2,244,000	1,974,720
8.625% due 05/01/2009	5,505,000	5,257,275
8.875% due 03/15/2011	2,991,000	2,512,440
Education Management Corp.
10.25% due 06/01/2016	9,100,000	7,280,000
H&E Equipment Services, Inc.
8.375% due 07/15/2016	9,925,000	7,344,500
HCA, Inc.
5.75% due 03/15/2014	210,000	163,800
6.25% due 02/15/2013	40,000	33,400
6.375% due 01/15/2015	5,495,000	4,327,312
7.50% due 12/15/2023	2,950,000	2,161,022
7.69% due 06/15/2025	320,000	237,837
8.75% due 09/01/2010	2,840,000	2,797,400
9.25% due 11/15/2016	5,900,000	5,737,750
9.625% due 11/15/2016	21,210,000	20,149,500
Hertz Corp.
10.50% due 01/01/2016	18,439,000	15,396,565
Jarden Corp.
7.50% due 05/01/2017	3,155,000	2,626,537
Leiner Health Products, Inc.
11.00% due 06/01/2012 ^	18,200,000	910,000
Penhall International Corp.
12.00% due 08/01/2014 (g)	11,000,000	7,590,000
Rental Service Corp.
9.50% due 12/01/2014	9,395,000	7,116,713
Service Corp. International
6.75% due 04/01/2016	530,000	453,150
7.50% due 04/01/2027	1,960,000	1,499,400
7.625% due 10/01/2018	1,690,000	1,512,550

The accompanying notes are an integral part of the financial statements.
147

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Non-cyclical (continued)
Stater Brothers Holdings
7.75% due 04/15/2015	$1,300,000	$1,215,500
Tenet Healthcare Corp.
6.375% due 12/01/2011	6,710,000	6,189,975
6.50% due 06/01/2012	3,060,000	2,830,500
7.375% due 02/01/2013	6,679,000	6,077,890
9.25% due 02/01/2015	1,961,000	1,853,145
9.875% due 07/01/2014	4,740,000	4,621,500
Ticketmaster
10.75% due 08/01/2016 (g)	3,805,000	3,576,700
U.S. Investigations Services, Inc.
10.50% due 11/01/2015 (g)	760,000	676,400
11.75% due 05/01/2016 (g)	9,264,000	7,596,480
U.S. Oncology Holdings, Inc., PIK
8.3343% due 03/15/2012	13,626,672	10,424,404
Universal Hospital Services, Inc.
6.3025% due 06/01/2015 (b)	1,650,000	1,452,000
8.50% due 06/01/2015	2,305,000	2,149,413
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014	9,760,000	9,418,400

		219,628,616

Diversified - 0.61%
JSG Funding PLC
7.75% due 04/01/2015	2,360,000	1,964,700
Leucadia National Corp.
7.125% due 03/15/2017	1,705,000	1,551,550
8.125% due 09/15/2015	4,540,000	4,415,150
Nell AF SARL
8.375% due 08/15/2015 (g)	5,310,000	2,495,700

		10,427,100

Energy - 11.64%
Atlas Pipeline Partners LP
8.75% due 06/15/2018 (g)	6,380,000	5,997,200
Belden & Blake Corp.
8.75% due 07/15/2012	8,936,000	8,131,760
Chesapeake Energy Corp.
6.25% due 01/15/2018	9,415,000	8,049,825
6.50% due 08/15/2017	2,565,000	2,244,375
7.00% due 08/15/2014	1,975,000	1,846,625
7.25% due 12/15/2018	6,620,000	6,090,400
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	1,480,000	1,413,400
Complete Production Services, Inc.
8.00% due 12/15/2016	4,220,000	4,009,000
Corral Finans AB, PIK
4.2906% due 04/15/2010 (a)(b)(g)	5,988,866	4,880,926
Dynegy Holdings, Inc.
7.75% due 06/01/2019	13,270,000	10,616,000
Dynegy-Roseton Danskammer, Series B
7.67% due 11/08/2016	1,900,000	1,729,000
El Paso Corp.
7.375% due 12/15/2012	2,000,000	1,923,158
7.75% due 01/15/2032	1,945,000	1,627,874
7.80% due 08/01/2031	5,680,000	4,785,496
7.875% due 06/15/2012	6,135,000	6,037,723
Enterprise Products Operating LP
7.034% due 01/15/2068 (b)	3,665,000	2,954,833
8.375% due 08/01/2066 (b)	3,670,000	3,401,980

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Energy (continued)
Exco Resources, Inc.
7.25% due 01/15/2011	$10,891,000	$10,291,995
Gasprom
6.95% due 08/06/2009	49,800,000	1,918,841
International Coal Group, Inc.
10.25% due 07/15/2014	9,540,000	8,514,450
KazMunaiGaz Finance Sub BV
8.375% due 07/02/2013 (g)	3,450,000	2,967,000
Key Energy Services, Inc.
8.375% due 12/01/2014 (g)	4,930,000	4,732,800
Mariner Energy, Inc.
7.50% due 04/15/2013	2,210,000	1,955,850
8.00% due 05/15/2017	2,360,000	1,994,200
MarkWest Energy Partners LP / MarkWest Energy
Finance Corp., Series B
8.75% due 04/15/2018 (g)	3,850,000	3,657,500
OPTI Canada, Inc.
7.875% due 12/15/2014	1,700,000	1,504,500
8.25% due 12/15/2014	1,845,000	1,651,275
Parallel Petroleum Corp.
10.25% due 08/01/2014	6,760,000	6,084,000
Pemex Project Funding Master Trust
9.125% due 10/13/2010	250,000	267,500
PetroHawk Energy Corp.
7.875% due 06/01/2015 (g)	1,700,000	1,479,000
9.125% due 07/15/2013	3,830,000	3,600,200
Pride International, Inc.
7.375% due 07/15/2014	1,680,000	1,604,400
Quicksilver Resources, Inc.
8.25% due 08/01/2015	4,390,000	4,016,850
SandRidge Energy, Inc.
8.00% due 06/01/2018 (g)	2,920,000	2,511,200
SandRidge Energy, Inc., PIK
8.625% due 04/01/2015 (g)	13,000,000	11,635,000
SemGroup LP
8.75% due 11/15/2015 (g)	12,970,000	1,297,000
Sonat, Inc.
7.625% due 07/15/2011	4,350,000	4,402,352
Southwestern Energy Company
7.50% due 02/01/2018 (g)	4,500,000	4,365,000
Stone Energy Corp.
8.25% due 12/15/2011	3,965,000	3,687,450
Targa Resources Partners LP
8.25% due 07/01/2016	1,250,000	1,075,000
Tesoro Corp.
6.50% due 06/01/2017	840,000	672,000
Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012	4,400,000	4,779,122
Turbo Beta, Ltd.
14.50% due 03/15/2018	9,297,544	9,065,105
VeraSun Energy Corp.
9.375% due 06/01/2017	7,405,000	2,924,975
W&T Offshore, Inc.
8.25% due 06/15/2014 (g)	4,245,000	3,396,000
Whiting Petroleum Corp.
7.00% due 02/01/2014	6,915,000	5,877,750
7.25% due 05/01/2012	2,235,000	2,072,962
Williams Companies, Inc.
7.875% due 09/01/2021	2,505,000	2,505,000

The accompanying notes are an integral part of the financial statements.
148

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Energy (continued)
Williams Companies, Inc. (continued)
8.75% due 03/15/2032		$7,255,000	$7,438,987

			199,684,839

Financial - 10.19%
American International Group, Inc.
8.175% due 05/15/2058 (g)		17,240,000	2,761,745
AmeriCredit Corp.
8.50% due 07/01/2015 (a)		6,935,000	5,790,725
Ashton Woods USA
9.50% due 10/01/2015		3,870,000	1,741,500
ATF Capital BV
9.25% due 02/21/2014 (g)		10,220,000	7,562,800
Capmark Financial Group, Inc.
5.875% due 05/10/2012		3,790,000	1,889,292
CCM Merger, Inc.
8.00% due 08/01/2013 (g)		4,205,000	3,416,562
Citigroup, Inc.
8.40% due 04/29/2049 (b)		7,070,000	4,812,266
Credit Suisse - Nassau
6.79% due 10/29/2009 (g)	RUB	123,670,000	4,692,409
7.00% due 10/27/2011 (g)		41,220,000	1,471,555
El Paso Performance-Linked Trust
7.75% due 07/15/2011 (g)		$2,845,000	2,880,938
Ford Motor Credit Company LLC
7.2406% due 04/15/2012 (b)		6,282,000	5,807,759
8.0688% due 06/15/2011 (b)		8,957,000	6,521,905
12.00% due 05/15/2015		42,470,000	32,409,324
Forest City Enterprises, Inc.
7.625% due 06/01/2015		197,000	157,600
General Motors Acceptance Corp.
8.00% due 11/01/2031		28,515,000	10,758,054
Hawker Beechcraft Acquisition Company LLC
8.875% due 04/01/2015		13,715,000	12,412,075
9.75% due 04/01/2017		415,000	371,425
Hexion U.S. Finance Corp./Hexion Nova Scotia
Finance ULC
7.3044% due 11/15/2014 (b)		2,791,000	2,009,520
HSBC Bank PLC, Series E, MTN
7.00% due 11/01/2011		579,044	511,191
HSBC Bank USA, BKNT
7.00% due 11/01/2011 (b)(g)		234,103	220,829
7.00% due 11/01/2011 (b)(g)		225,298	212,208
HSBK Europe BV
7.25% due 05/03/2017 (g)		9,900,000	5,940,000
7.25% due 05/03/2017		140,000	86,870
9.25% due 10/16/2013 (g)		290,000	220,400
ICICI Bank, Ltd.
6.375% due 04/30/2022 (b)(g)		2,434,000	1,680,020
6.375% due 04/30/2022 (b)		1,907,000	1,530,215
Lukoil International Finance BV
6.656% due 06/07/2022		1,467,000	1,012,230
Lukoil International Finance BV, Series REGS
6.356% due 06/07/2017		3,860,000	2,933,600
Morgan Stanley
3.875% due 01/15/2009		4,000,000	3,680,072
Petroplus Finance, Ltd.
6.75% due 05/01/2014 (g)		2,170,000	1,833,650
7.00% due 05/01/2017 (g)		3,970,000	3,295,100

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Realogy Corp.
10.50% due 04/15/2014	$890,000	$391,600
11.00% due 04/15/2014	7,565,000	2,893,613
12.375% due 04/15/2015	7,355,000	2,500,700
Residential Capital LLC
8.50% due 05/15/2010 (g)	8,438,000	4,640,900
9.625% due 05/15/2015 (g)	13,304,000	3,192,960
RSHB Capital SA for OJSC Russian Agricultural
Bank
6.299% due 05/15/2017 (g)	1,144,000	816,702
7.125% due 01/14/2014 (g)	1,430,000	1,183,325
7.175% due 05/16/2013 (g)	1,301,000	1,102,858
SLM Corp., MTN
8.45% due 06/15/2018	11,730,000	7,976,400
Snoqualmie Entertainment Authority
6.875% due 02/01/2014 (b)(g)	2,845,000	2,048,400
TNK-BP Finance SA
6.625% due 03/20/2017 (g)	212,000	137,800
6.625% due 03/20/2017	2,683,000	1,916,682
7.50% due 07/18/2016 (g)	1,553,000	1,087,100
7.875% due 03/13/2018 (g)	2,540,000	1,778,000
TuranAlem Finance BV
8.25% due 01/22/2037 (g)	5,570,000	3,119,200
8.25% due 01/22/2037	3,166,000	1,772,960
Vanguard Health Holding Company I LLC
11.25 due 10/01/2015	2,740,000	2,370,100
Ventas Realty LP/Ventas Capital Corp.
6.50% due 06/01/2016	705,000	666,225
6.75% due 04/01/2017	4,835,000	4,569,075

		174,788,439

Industrial - 6.95%
American Railcar Industries, Inc.
7.50% due 03/01/2014	2,090,000	1,849,650
Associated Materials, Inc.
zero coupon, Step up to 11.25% on
03/01/2009 due 03/01/2014	14,400,000	9,288,000
9.75% due 04/15/2012	6,700,000	6,599,500
BE Aerospace, Inc.
8.50% due 07/01/2018	4,450,000	4,316,500
Berry Plastics Holding Corp.
10.25% due 03/01/2016	640,000	422,400
DRS Technologies, Inc.
6.625% due 02/01/2016	5,485,000	5,539,850
7.625% due 02/01/2018	875,000	914,375
Graham Packaging Company
9.875% due 10/15/2014	3,506,000	3,050,220
Graphic Packaging International Corp.
9.50% due 08/15/2013	8,160,000	7,384,800
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012	9,690,000	9,883,800
Gulfmark Offshore, Inc.
7.75% due 07/15/2014	2,490,000	2,340,600
Horizon Lines, Inc.
4.25% due 08/15/2012	6,575,000	5,262,630
Kansas City Southern de Mexico SA de CV
7.375% due 06/01/2014	3,085,000	2,946,175
7.625% due 12/01/2013	1,565,000	1,494,575

The accompanying notes are an integral part of the financial statements.
149

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Industrial (continued)
Kansas City Southern Railway Company
7.50% due 06/15/2009	$1,360,000	$1,360,000
L-3 Communications Corp.
7.625% due 06/15/2012	3,435,000	3,383,475
Metals USA, Inc.
11.125% due 12/01/2015	8,540,000	8,198,400
NewPage Holding Corp.
9.9862% due 11/01/2013	4,286,677	3,793,709
Nortek, Inc.
10.00% due 12/01/2013 (g)	5,840,000	5,139,200
NTK Holdings, Inc.
10.75 due 03/01/2014	11,860,000	5,099,800
NXP BV/NXP Funding LLC
5.5406% due 10/15/2013 (b)	1,880,000	1,240,800
7.875% due 10/15/2014	2,255,000	1,510,850
Odebrecht Finance, Ltd.
7.50% due 10/18/2017 (g)	6,380,000	5,805,800
Plastipak Holdings, Inc.
8.50% due 12/15/2015 (g)	3,310,000	2,796,950
Radnor Holdings Corp.
11.00% due 03/15/2010 ^	2,275,000	2,844
Saint Acquisition Corp.
10.5544% due 05/15/2015 (b)(g)	8,780,000	2,721,800
12.50% due 05/15/2017 (a)(g)	4,705,000	1,552,650
Sequa Corp.
11.75% due 12/01/2015 (g)	3,110,000	2,612,400
13.50% due 12/01/2015 (g)	3,110,000	2,612,400
Solo Cup Company
8.50% due 02/15/2014	4,070,000	3,256,000
Teekay Shipping Corp.
8.875% due 07/15/2011	5,720,000	5,777,200
Terex Corp.
7.375% due 01/15/2014	1,180,000	1,073,800

		119,231,153

Technology - 1.63%
Activant Solutions, Inc.
9.50% due 05/01/2016	6,675,000	4,939,500
Ceridian Corp.
11.25% due 11/15/2015 (g)	850,000	701,250
Ceridian Corp., PIK
12.25% due 11/15/2015 (g)	5,145,000	4,193,175
First Data Corp.
9.875% due 09/24/2015 (g)	9,540,000	8,061,300
Freescale Semiconductor, Inc.
8.875% due 12/15/2014	720,000	496,800
Freescale Semiconductor, Inc., PIK
9.125% due 12/15/2014	1,450,000	913,500
Sensata Technologies B.V.
8.00% due 05/01/2014 (g)	990,000	836,550
Sungard Data Systems, Inc.
9.125% due 08/15/2013	3,564,000	3,207,600
10.25% due 08/15/2015	5,247,000	4,551,773

		27,901,448

Utilities - 7.80%
AES Corp.
8.00% due 10/15/2017	9,175,000	8,280,437
8.00% due 06/01/2020 (g)	1,010,000	883,750
8.75% due 05/15/2013 (g)	290,000	291,450

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Utilities (continued)
AES Corp. (continued)
8.875% due 02/15/2011		$3,100,000	$3,053,500
9.375% due 09/15/2010		5,400,000	5,400,000
Edison Mission Energy
7.20% due 05/15/2019		4,190,000	3,687,200
7.625% due 05/15/2027		6,210,000	5,030,100
7.75% due 06/15/2016		4,100,000	3,854,000
EEB International Ltd.
8.75% due 10/31/2014 (g)		6,480,000	6,447,600
Energy Future Holdings Corp.
11.25% due 11/01/2017 (g)		57,590,000	48,663,550
Mirant Mid Atlantic LLC, Series C
10.06% due 12/30/2028		7,385,152	8,326,758
Mirant North America LLC
7.375% due 12/31/2013		1,095,000	1,029,300
NRG Energy, Inc.
7.25% due 02/01/2014		5,045,000	4,679,238
7.375% due 02/01/2016		12,935,000	11,641,500
7.375% due 01/15/2017		3,885,000	3,535,350
Orion Power Holdings, Inc.
12.00% due 05/01/2010		4,925,000	4,777,250
Texas Competitive Electric Holdings Company
LLC, PIK
10.50% due 11/01/2016 (g)		16,770,000	14,212,575

			133,793,558

TOTAL CORPORATE BONDS (Cost $1,816,681,695)			$1,451,519,214

CONVERTIBLE BONDS - 0.08%

Communications - 0.08%
Virgin Media, Inc.
6.50% due 11/15/2016 (g)		2,120,000	1,373,760

TOTAL CONVERTIBLE BONDS (Cost $1,907,350)			$1,373,760

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.22%
Lehman XS Trust, Series 2007-14H, Class A22
3.6069% due 06/25/2013 (b)		15,780,000	3,787,200

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $3,787,200)			$3,787,200

DEFAULTED BONDS BEYOND MATURITY
DATES - 0.31%

Argentina - 0.31%
Republic of Argentina
7.00% due 03/18/2004 ^	EUR	2,185,000,000	452,763
7.625 due 08/11/2007 ^		4,400,000,000	859,772
8.50% due 02/23/2005 ^		2,003,000	423,227
9.00% due 02/26/2008 ^		450,000	186,518
9.00% due 06/20/2003 ^		925,000	356,481
9.25% due 10/21/2002 ^		1,075,000	427,531
9.25% due 07/20/2049 ^		600,000	229,120
9.75% due 11/26/2003 ^		1,975,000	778,514
10.00% due 02/22/2007 ^		825,000	329,557
10.00% due 09/07/2007 ^		1,000,000	330,833
10.00% due 01/03/2007 ^		1,075,000,000	224,707

The accompanying notes are an integral part of the financial statements.
150

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

DEFAULTED BONDS BEYOND MATURITY
DATES (continued)

Argentina (continued)
Republic of Argentina (continued)
10.50% due 11/14/2049 ^	EUR	3,500,000	$664,463

			5,263,486

TOTAL DEFAULTED BONDS BEYOND MATURITY DATES
(Cost $5,040,661)			$5,263,486

COMMON STOCKS - 0.01%

Communications - 0.01%
Maxcom Telecomunicaciones SAB de CV *		13,302	101,761
Viatel Holdings Bermuda, Ltd. *		38	38
XO Holdings, Inc. *		5,320	2,181

			103,980
Consumer, Cyclical - 0.00%
Home Interiors *		8,156,736	81,567

Utilities - 0.00%
PNM Resources, Inc.		210	2,150

TOTAL COMMON STOCKS (Cost $8,415,849)			$187,697

PREFERRED STOCKS - 0.77%

Communications - 0.00%
ION Media Networks, Inc., Series B, 12.00%		13	5,200

Financial - 0.77%
Bank of America Corp., Series L, 7.25%		11,220	9,402,360
Citigroup, Inc., Series T, 6.50%		92,900	3,808,900

			13,211,260

TOTAL PREFERRED STOCKS (Cost $15,869,141)			$13,216,460

TERM LOANS - 3.19%

Basic Materials - 0.09%
Verso Paper Holdings, Inc.
8.7094% due 02/01/2013 (b)		1,792,000	1,621,760

Communications - 0.69%
Newsday LLC
9.75% due 08/01/2013		2,000,000	1,935,000
Wind Acquisition Finance SA, PIK
13.0613% due 12/21/2011 (b)		10,662,621	9,916,237

			11,851,237
Consumer, Cyclical - 0.41%
Allison Transmission, Inc.
5.22% due 08/07/2014 (b)		7,810,968	6,552,543
Aramark Corp.
7.5788% due 01/31/2014 (b)		497,132	435,860

			6,988,403
Consumer, Non-cyclical - 0.54%
Iasis Holdco, Inc., PIK
8.0431% due 06/15/2014 (b)		6,774,444	5,758,278
Penhall Holdings, PIK
9.8825% due 04/01/2012 (b)		3,360,585	2,016,351
Simmons Holdco, Inc., PIK
8.2044% due 02/15/2012 (b)		3,500,000	1,400,000

			9,174,629

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

TERM LOANS (continued)

Energy - 0.48%
Ashmore Energy
5.8006% due 03/30/2014 (b)		$4,515,832	$3,951,353
Stallion Oilfield Services
8.3613% due 07/31/2012 (b)		5,300,000	4,346,000

			8,297,353

Financial - 0.48%
HSBC Bank PLC
8.90% due 12/20/2010 (b)		62,682,000	2,247,372
RSHB Capital
9.50% due 02/11/2011 (b)		153,637,000	5,979,640

			8,227,012

Industrial - 0.50%
Berry Plastics Group, Inc.
9.725% due 06/15/2014 (b)		10,421,192	8,571,430

TOTAL TERM LOANS (Cost $64,189,595)			$54,731,824

WARRANTS - 0.01%

Government - 0.01%
Republic of Venezuela
(Expiration date 04/15/2020; strike
price $26.00) *		346,000	121,686

TOTAL WARRANTS (Cost $107,260)			$121,686

REPURCHASE AGREEMENTS - 3.36%
Merrill Lynch Tri-Party Repurchase
Agreement dated 09/30/2008 at
0.25% to be repurchased at
$57,700,400 on 10/1/2008,
collateralized by $58,708,000
Federal National Mortgage
Association, 3.375% due
03/15/2010 (valued at
$58,854,000, including interest)		$57,700,000	$57,700,000

TOTAL REPURCHASE AGREEMENTS
(Cost $57,700,000)			$57,700,000

SHORT TERM INVESTMENTS - 2.26%
Bank Negara Malaysia Monetary Notes, Series 1308
zero coupon due 11/27/2008	MYR	20,000	$5,780
Bank Negara Malaysia Monetary Notes, Series 1708
zero coupon due 10/07/2008		452,000	130,943
Bank Negara Malaysia Monetary Notes, Series 2008
zero coupon due 10/21/2008		1,185,000	343,598
Bank Negara Malaysia Monetary Notes, Series 2508
zero coupon due 11/13/2008		4,872,000	1,409,550
Bank Negara Malaysia Monetary Notes, Series 2608
zero coupon due 11/25/2008		849,000	245,341
Bank Negara Malaysia Monetary Notes, Series 3308
zero coupon due 10/07/2008		1,725,000	499,349
Bank Negara Malaysia Monetary Notes, Series 3508
zero coupon due 02/17/2009		1,000,000	286,681
Bank Negara Malaysia Monetary Notes, Series 4008
zero coupon due 12/30/2008		6,768,000	1,949,755
Bank Negara Malaysia Monetary Notes, Series 7208
zero coupon due 10/07/2008		430,000	124,838

The accompanying notes are an integral part of the financial statements.
151

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

SHORT TERM INVESTMENTS (continued)
Bank Negara Malaysia Monetary Notes, Series 8408
zero coupon due 10/28/2008	MYR	337,000	$97,644
Bank Negara Malaysia Monetary Notes-Islamic,
Series 3808
zero coupon due 11/27/2008		3,391,000	979,889
Egypt Treasury Bills, Series 364
zero coupon due 10/28/2008 to
11/11/2008	EGP	109,000,000	19,826,979
1.00% due 11/25/2008		11,400,000	2,064,733
John Hancock Cash
Investment Trust, 2.6453% (c)(f)		$10,708,868	10,708,868

TOTAL SHORT TERM INVESTMENTS
(Cost $38,619,996)			$38,673,948

Total Investments (High Yield Trust)
(Cost $2,076,463,271) - 98.01%			$1,681,022,957
Other Assets in Excess of Liabilities - 1.99%			34,092,151

TOTAL NET ASSETS - 100.00%			$1,715,115,108

Income Trust
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.09%
Federal Home Loan Bank - 0.65%
5.50% due 05/01/2037 to 06/01/2037		$2,760,611	$2,746,484
Federal National Mortgage
Association - 3.44%
5.00% due 04/01/2038		9,976,520	9,720,481
5.50% due 07/01/2037		2,688,810	2,681,143
6.00% due 07/01/2037		2,222,358	2,252,134

			14,653,758

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $16,803,750)			$17,400,242

CORPORATE BONDS - 42.34%

Basic Materials - 0.29%
Ineos Group Holdings PLC
7.875% due 02/15/2016 (g)	EUR	1,650,000	1,225,314

Communications - 7.43%
Cablevision Systems Corp., Series B
8.00% due 04/15/2012		$2,700,000	2,538,000
CanWest Media, Inc.
8.00% due 09/15/2012		2,211,000	1,846,185
Charter Communications Holdings I LLC
11.75% due 05/15/2014		5,000,000	1,925,000
13.50% due 01/15/2014		4,000,000	1,680,000
Charter Communications Holdings I LLC/Charter
Communications Holdings I Capital Corp.
11.00% due 10/01/2015		3,000,000	1,980,000
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010		5,000,000	4,500,000
Dex Media, Inc.
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013		4,500,000	2,070,000
8.00% due 11/15/2013		500,000	230,000

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Communications (continued)
DirecTV Holdings LLC
7.625% due 05/15/2016	$5,000,000	$4,525,000
Echostar DBS Corp.
7.75% due 05/31/2015	5,000,000	4,237,500
Nortel Networks, Ltd.
10.75% due 07/15/2016 (g)	3,400,000	1,989,000
R.H. Donnelley Corp.
8.875% due 10/15/2017	3,500,000	1,190,000
R.H. Donnelley Corp., Series A-1
6.875% due 01/15/2013	1,000,000	390,000
R.H. Donnelley Corp., Series A-2
6.875% due 01/15/2013	1,750,000	682,500
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016	2,000,000	680,000
Univision Communications, Inc.
9.75% due 03/15/2015 (g)	2,500,000	1,162,500

		31,625,685

Consumer, Cyclical - 1.84%
Beazer Homes USA, Inc.
6.875% due 07/15/2015	200,000	124,000
D.R. Horton, Inc.
6.50% due 04/15/2016	700,000	532,000
Dollar General Corp.
10.625% due 07/15/2015	3,500,000	3,447,500
Dollar General Corp., PIK
11.875% due 07/15/2017	2,000,000	1,850,000
Ford Motor Company
7.45% due 07/16/2031	200,000	86,000
General Motors Corp.
8.375% due 07/15/2033	2,100,000	840,000
KB Home
5.75% due 02/01/2014	700,000	563,500
MGM Mirage, Inc.
6.75% due 04/01/2013	500,000	390,000

		7,833,000

Consumer, Non-cyclical - 6.19%
Community Health Systems, Inc.
8.875% due 07/15/2015	3,500,000	3,325,000
DaVita, Inc.
7.25% due 03/15/2015	1,700,000	1,615,000
HCA, Inc.
6.50% due 02/15/2016	2,200,000	1,743,500
9.25% due 11/15/2016	400,000	389,000
Hertz Corp.
8.875% due 01/01/2014	3,000,000	2,587,500
10.50% due 01/01/2016	1,000,000	835,000
JohnsonDiversey Holdings, Inc.
10.67% due 05/15/2013	2,000,000	1,940,000
Mylan, Inc.
3.75% due 09/15/2015 (g)	1,000,000	973,553
Tenet Healthcare Corp.
6.375% due 12/01/2011	5,500,000	5,073,750
9.25% due 02/01/2015	7,000,000	6,615,000
U.S. Oncology Holdings, Inc., PIK
8.3343% due 03/15/2012	1,611,658	1,232,919

		26,330,222

The accompanying notes are an integral part of the financial statements.
152

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Energy - 6.50%
Callon Petroleum Company, Series B
9.75% due 12/08/2010	$300,000	$280,500
Chesapeake Energy Corp.
6.50% due 08/15/2017	2,400,000	2,100,000
6.875% due 11/15/2020	300,000	256,500
7.25% due 12/15/2018	4,500,000	4,140,000
Dynegy Holdings, Inc.
6.875% due 04/01/2011	1,500,000	1,365,000
7.75% due 06/01/2019	1,000,000	800,000
8.375% due 05/01/2016	3,750,000	3,262,500
8.75% due 02/15/2012	400,000	378,000
El Paso Corp.
7.25% due 06/01/2018	2,500,000	2,325,000
7.75% due 01/15/2032	300,000	251,086
Mariner Energy, Inc.
7.50% due 04/15/2013	500,000	442,500
Newfield Exploration Company
6.625% due 04/15/2016	2,500,000	2,225,000
OPTI Canada, Inc.
7.875% due 12/15/2014	1,000,000	885,000
PetroHawk Energy Corp.
7.875% due 06/01/2015 (g)	3,000,000	2,610,000
Pioneer Natural Resources Company
6.875% due 05/01/2018	1,200,000	1,068,436
Plains Exploration & Production Company
7.75% due 06/15/2015	1,500,000	1,380,000
Sabine Pass LNG LP
7.25% due 11/30/2013	1,000,000	790,000
7.50% due 11/30/2016	1,800,000	1,404,000
SESI LLC
6.875% due 06/01/2014	1,000,000	870,000
W&T Offshore, Inc.
8.25% due 06/15/2014 (g)	1,000,000	800,000

		27,633,522

Financial - 11.49%
American Express Company
7.00% due 03/19/2018	500,000	441,289
American Express Credit Corp., Series C
7.30% due 08/20/2013	2,500,000	2,411,315
American International Group, Inc.
8.175% due 05/15/2058 (g)	3,500,000	560,679
8.25% due 08/15/2018 (g)	2,500,000	1,452,432
Bank of America Corp.
8.125% due 12/29/2049	500,000	403,970
CEVA Group PLC, ADR
10.00% due 09/01/2014 (g)	2,000,000	1,920,000
Citigroup Funding, Inc., Series CMCS
8.50% due 11/26/2008	110,000	2,102,232
Ford Motor Credit Company LLC
7.25% due 10/25/2011	1,000,000	635,893
7.375% due 10/28/2009	7,750,000	6,230,736
7.375% due 02/01/2011	2,000,000	1,328,962
7.875% due 06/15/2010	6,500,000	4,961,626
9.75% due 09/15/2010	1,800,000	1,290,749
General Motors Acceptance Corp.
5.625% due 05/15/2009	6,000,000	4,287,132
6.75% due 12/01/2014	500,000	191,907
6.875% due 09/15/2011	3,000,000	1,338,561

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
General Motors Acceptance Corp. (continued)
7.75% due 01/19/2010	$7,500,000	$4,490,738
Host Hotels & Resort LP, REIT
6.375% due 03/15/2015	1,000,000	812,500
iStar Financial, Inc.
8.625% due 06/01/2013	2,750,000	1,430,000
iStar Financial, Inc., REIT
5.15% due 03/01/2012	500,000	250,000
JPMorgan Chase & Company, Series L
7.90% due 12/31/2049	5,000,000	4,209,400
Lehman Brothers Holdings, Inc.
6.20% due 09/26/2014 ^	4,000,000	500,000
Lehman Brothers Holdings, Inc., MTN
6.875% due 05/02/2018 ^	1,700,000	212,500
Liberty Mutual Group, Inc.
10.75% due 06/15/2058 (g)	5,000,000	3,600,000
Merrill Lynch & Company, Inc., MTN
6.875% due 04/25/2018	1,000,000	884,750
Petroplus Finance, Ltd.
6.75% due 05/01/2014 (g)	500,000	422,500
Residential Capital LLC
9.625% due 05/15/2015 (g)	790,000	189,600
Vanguard Health Holding Company I LLC
11.25 due 10/01/2015	100,000	86,500
Washington Mutual Preferred Funding
9.75% due 10/29/2049 (g)	500,000	625
Wells Fargo Capital XIII, MTN, Series G
7.70% due 12/29/2049	900,000	784,809
Wells Fargo Capital XV
9.75% due 12/29/2049	1,500,000	1,455,000

		48,886,405

Industrial - 2.69%
Allied Waste North America, Inc., Series B
7.125% due 05/15/2016	1,000,000	932,500
7.375% due 04/15/2014	4,000,000	3,890,000
Flextronics International, Ltd.
6.25% due 11/15/2014	1,250,000	1,056,250
L-3 Communications Corp.
5.875% due 01/15/2015	100,000	90,500
Nortek, Inc.
10.00% due 12/01/2013 (g)	1,000,000	880,000
RBS Global, Inc.
9.50% due 08/01/2014	1,000,000	940,000
11.75% due 08/01/2016	700,000	661,500
Sanmina-SCI Corp.
6.75% due 03/01/2013	700,000	612,500
8.125% due 03/01/2016	500,000	425,000
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017	200,000	156,000
Terex Corp.
8.00% due 11/15/2017	2,000,000	1,820,000

		11,464,250

Technology - 2.84%
Ceridian Corp.
11.25% due 11/15/2015 (g)	3,500,000	2,887,500
First Data Corp.
9.875% due 09/24/2015 (g)	2,500,000	1,962,500

The accompanying notes are an integral part of the financial statements.
153

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Technology (continued)
Freescale Semiconductor, Inc.
8.875% due 12/15/2014	$3,800,000	$2,622,000
10.125% due 12/15/2016	3,500,000	2,240,000
Sungard Data Systems, Inc.
10.625% due 02/28/2014 (g)	2,500,000	2,356,250

		12,068,250
Utilities - 3.07%
Energy Future Holdings Corp.
11.25% due 11/01/2017 (g)	4,100,000	3,464,500
Intergen NV
9.00% due 06/30/2017 (g)	1,000,000	1,000,000
PNM Resources, Inc.
9.25% due 05/15/2015	800,000	788,000
Public Service Company of New Mexico
7.95% due 05/15/2018	2,100,000	1,982,211
Reliant Energy, Inc.
7.625% due 06/15/2014	900,000	675,000
7.875% due 12/31/2017	400,000	296,000
Texas Competitive Electric Holdings Company LLC
10.25% due 11/01/2015 (g)	3,500,000	3,158,750
Texas Competitive Electric Holdings Company
LLC, PIK
10.50% due 11/01/2016 (g)	2,000,000	1,695,000

		13,059,461

TOTAL CORPORATE BONDS (Cost $227,681,907)		$180,126,109

CONVERTIBLE BONDS - 1.45%

Financial - 1.19%
Goldman Sachs Group, Inc., Series ABX
10.00% due 02/27/2009	5,160,000	1,944,701
Goldman Sachs Group, Inc., Series XTO
9.00% due 08/18/2009	35,000	1,519,621
iStar Financial, Inc.
3.2913% due 10/01/2012 (b)	3,200,000	1,598,771

		5,063,093
Technology - 0.26%
Advanced Micro Devices, Inc.
5.75% due 08/15/2012 (g)	2,000,000	1,107,000

TOTAL CONVERTIBLE BONDS (Cost $9,159,305)		$6,170,093

COMMON STOCKS - 35.06%

Basic Materials - 0.86%
Barrick Gold Corp.	12,600	462,924
Dow Chemical Company	100,000	3,178,000

		3,640,924
Communications - 2.08%
AT&T, Inc.	225,000	6,282,000
Verizon Communications, Inc.	80,000	2,567,200

		8,849,200
Consumer, Cyclical - 1.09%
Home Depot, Inc.	100,000	2,589,000
Target Corp.	42,000	2,060,100

		4,649,100

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical - 3.87%
Bristol-Myers Squibb Company	75,000	$1,563,750
Merck & Company, Inc.	180,000	5,680,800
Pfizer, Inc.	500,000	9,220,000

		16,464,550
Energy - 5.29%
Canadian Oil Sands Trust	175,000	6,373,473
Chevron Corp.	50,000	4,124,000
ConocoPhillips	60,000	4,395,000
Duke Energy Corp.	300,000	5,229,000
Spectra Energy Corp.	100,000	2,380,000

		22,501,473
Financial - 3.74%
Bank of America Corp.	225,000	7,875,000
Duke Realty Corp., REIT	75,000	1,843,500
HSBC Holdings PLC	250,000	4,044,566
iStar Financial, Inc., REIT	110,200	286,520
Wells Fargo & Company	50,000	1,876,500

		15,926,086
Industrial - 1.05%
3M Company	6,700	457,677
General Electric Company	157,000	4,003,500

		4,461,177
Technology - 2.21%
Intel Corp.	307,200	5,753,856
Maxim Integrated Products, Inc.	120,000	2,172,000
Microchip Technology, Inc.	50,000	1,471,500

		9,397,356
Utilities - 14.87%
AGL Resources, Inc.	75,000	2,353,500
Ameren Corp.	60,000	2,341,800
American Electric Power Company, Inc.	70,000	2,592,100
Atmos Energy Corp.	40,000	1,064,800
CenterPoint Energy, Inc.	100,000	1,457,000
Consolidated Edison, Inc.	80,000	3,436,800
Dominion Resources, Inc.	130,000	5,561,400
FirstEnergy Corp.	60,000	4,019,400
FPL Group, Inc.	60,000	3,018,000
NiSource, Inc.	30,000	442,800
PG&E Corp.	160,000	5,992,000
Pinnacle West Capital Corp.	70,000	2,408,700
PNM Resources, Inc.	19,016	194,724
Portland General Electric Company	50,000	1,183,000
Progress Energy, Inc.	50,000	2,156,500
Public Service Enterprise Group, Inc.	150,000	4,918,500
Puget Energy, Inc.	70,000	1,869,000
Sempra Energy	60,800	3,068,576
Teco Energy, Inc.	125,000	1,966,250
The Southern Company	250,000	9,422,500
Xcel Energy, Inc.	190,000	3,798,100

		63,265,450

TOTAL COMMON STOCKS (Cost $173,796,931)		$149,155,316

The accompanying notes are an integral part of the financial statements.
154

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS - 4.33%

Consumer, Cyclical - 0.16%
General Motors Corp., Series C, 6.25%	85,000	$680,000

Consumer, Non-cyclical - 0.59%
Schering-Plough Corp., 6.00%	15,000	2,527,140

Financial - 3.11%
American International Group, Inc., 8.50%	40,000	343,600
Bank of America Corp., Series L, 7.25%	3,000	2,514,000
Citigroup, Inc., Series T, 6.50%	20,000	820,000
Federal Home Loan Mortgage Corp.,
Series Z, 8.375%	94,900	146,146
Federal National Mortgage Association,
5.375%	20	65,000
Federal National Mortgage Association,
Series 08-1, 8.75%	56,800	138,592
Federal National Mortgage Association,
Series Q, 6.75%	80,000	144,000
Federal National Mortgage Association,
Series R, 7.625%	60,200	108,360
Federal National Mortgage Association,
Series S, 8.25%	79,300	172,874
FelCor Lodging Trust, Inc., Series A,
$1.95/share	35,000	428,750
Legg Mason, Inc., 7.00%	67,500	2,340,650
Lehman Brothers Holdings, Inc., Series P,
7.25% ^	7,280	4,732
Lehman Brothers Holdings, Inc., Series Q,
8.75% ^	6,500	3,250
Morgan Stanley, 5.26% (g)	75,000	5,578,875
Wachovia Corp., Series L, 7.50%	1,100	423,500
Washington Mutual, Inc., Series R, 7.75%	3,200	896

		13,233,225

Utilities - 0.47%
CMS Energy Trust I, 7.75%	45,000	1,983,789

TOTAL PREFERRED STOCKS (Cost $53,482,871)		$18,424,154

TERM LOANS - 3.65%

Communications - 1.30%
Clear Channel Communications, Term Loan B
6.1075% due 11/13/2015 (b)	5,500,000	4,555,815
Idearc, Inc., Term Loan A
1.00% due 11/17/2013 (b)	1,500,000	983,445

		5,539,260

Consumer, Cyclical - 0.59%
Allison Transmission, Inc.
5.22% due 08/07/2014 (b)(g)	2,440,927	2,047,670
Berry Plastics Corp.
9.7913% due 06/15/2014 (b)	550,005	452,379

		2,500,049

Consumer, Non-cyclical - 0.54%
Bausch & Lomb, Inc.
6.0506% due 04/28/2015 (b)	597,600	558,349
U.S. Investigations Services, Inc.
5.5513% due 04/01/2015 (b)	1,984,962	1,707,068

		2,265,417

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Technology - 0.82%
First Data Corp., Tranche B2
5.2219% due 09/24/2014 (b)	$1,985,000	$1,738,522
First Data Corp., Tranche B3
5.5519% due 09/24/2014 (b)	1,989,975	1,759,000

		3,497,522
Utilities - 0.40%
Texas Competitive Electric Holdings Company LLC
5.9888% due 10/10/2014 (b)	1,985,000	1,704,341

TOTAL TERM LOANS (Cost $16,735,546)		$15,506,589

REPURCHASE AGREEMENTS - 0.03%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$114,004 on 10/01/2008,
collateralized by $120,000 Federal
Home Loan Mortgage Corp.,
5.51% due 01/23/2023 (valued at
$118,308, including interest)	$114,000	$114,000

TOTAL REPURCHASE AGREEMENTS
(Cost $114,000)		$114,000

SHORT TERM INVESTMENTS - 9.02%
Federal Home Loan Bank Discount Notes
zero coupon due 10/01/2008	$38,395,000	$38,395,000

TOTAL SHORT TERM INVESTMENTS
(Cost $38,395,000)		$38,395,000

Total Investments (Income Trust)
(Cost $536,169,310) - 99.97%		$425,291,503
Other Assets in Excess of Liabilities - 0.03%		144,420

TOTAL NET ASSETS - 100.00%		$425,435,923

Income & Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 63.26%

Basic Materials - 1.96%
Allegheny Technologies, Inc.	43,600	$1,288,380
Barrick Gold Corp.	54,700	2,009,678
Cliffs Natural Resources, Inc.	5,700	301,758
Monsanto Company	13,300	1,316,434
Nucor Corp.	11,700	462,150
Potash Corp. of Saskatchewan, Inc.	10,600	1,399,306

		6,777,706
Communications - 8.43%
American Tower Corp., Class A *	35,200	1,266,144
AT&T, Inc.	73,000	2,038,160
CBS Corp., Class B	40,500	590,490
Ciena Corp. *	11,600	116,928
Cisco Systems, Inc. *	163,600	3,690,816
Comcast Corp., Class A	35,350	693,921
Corning, Inc.	17,900	279,956

The accompanying notes are an integral part of the financial statements.
155

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
eBay, Inc. *	40,300	$901,914
Gannett Company, Inc.	56,900	962,179
Google, Inc., Class A *	15,900	6,368,268
Level 3 Communications, Inc. *	341,100	920,970
Monster Worldwide, Inc. *	29,300	436,863
Omnicom Group, Inc.	29,800	1,149,088
Polycom, Inc. *	33,400	772,542
QUALCOMM, Inc.	59,800	2,569,606
Time Warner Cable, Inc. *	38,700	936,540
Time Warner, Inc.	44,000	576,840
TW Telecom, Inc. *	103,000	1,070,170
Viacom, Inc., Class B *	21,550	535,302
Walt Disney Company	73,300	2,249,577
Yahoo!, Inc. *	53,700	929,010

		29,055,284
Consumer, Cyclical - 6.33%
Best Buy Company, Inc.	74,400	2,790,000
Carnival Corp.	19,800	699,930
Coach, Inc. *	14,800	370,592
Costco Wholesale Corp.	7,400	480,482
Ford Motor Company *	107,000	556,400
General Motors Corp.	43,600	412,020
Hanesbrands, Inc. *	47,812	1,039,911
Home Depot, Inc.	49,800	1,289,322
Honda Motor Company, Ltd., ADR	31,700	954,487
Johnson Controls, Inc.	31,500	955,395
Las Vegas Sands Corp. * (a)	19,100	689,701
Lowe's Companies, Inc.	45,800	1,085,002
Nordstrom, Inc.	62,100	1,789,722
Phillips-Van Heusen Corp.	15,160	574,716
Southwest Airlines Company	73,000	1,059,230
Target Corp.	109,200	5,356,260
Urban Outfitters, Inc. *	26,500	844,555
Walgreen Company	17,200	532,512
Wynn Resorts, Ltd. *	4,500	367,380

		21,847,617
Consumer, Non-cyclical - 17.77%
Abbott Laboratories	43,700	2,516,246
Allergan, Inc.	37,900	1,951,850
Altria Group, Inc.	77,600	1,539,584
Apollo Group, Inc., Class A *	2,500	148,250
AstraZeneca PLC, SADR	58,100	2,549,428
Baxter International, Inc.	80,200	5,263,526
BioMarin Pharmaceutical, Inc. *	18,900	500,661
Bristol-Myers Squibb Company	49,300	1,027,905
Campbell Soup Company	25,800	995,880
Cardinal Health, Inc.	9,900	487,872
Celgene Corp. *	46,100	2,917,208
DaVita, Inc. *	30,850	1,758,758
Estee Lauder Companies, Inc., Class A	15,200	758,632
Forest Laboratories, Inc. *	42,400	1,199,072
Genentech, Inc. *	68,600	6,083,448
General Mills, Inc.	8,500	584,120
Gilead Sciences, Inc. *	12,300	560,634
Health Net, Inc. *	9,200	217,120

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
ImClone Systems, Inc. *	38,700	$2,416,428
Jarden Corp. *	16,000	375,200
Kimberly-Clark Corp.	8,000	518,720
Kraft Foods, Inc., Class A	115,989	3,798,640
Medtronic, Inc.	44,800	2,244,480
Paychex, Inc.	50,000	1,651,500
PepsiCo, Inc.	59,600	4,247,692
Pfizer, Inc.	102,800	1,895,632
Philip Morris International, Inc.	49,200	2,366,520
Sanofi-Aventis, ADR	43,800	1,439,706
Sara Lee Corp.	199,600	2,520,948
Schering-Plough Corp.	4,300	79,421
Sepracor, Inc. *	41,400	758,034
Teva Pharmaceutical Industries, Ltd., SADR	14,400	659,376
The Coca-Cola Company	23,600	1,247,968
Unilever NV	29,400	827,904
UnitedHealth Group, Inc.	79,300	2,013,427
Visa, Inc.	7,600	466,564
Wyeth	18,800	694,472

		61,282,826
Energy - 4.44%
Anadarko Petroleum Corp.	13,900	674,289
Baker Hughes, Inc.	9,400	569,076
BJ Services Company	28,500	545,205
Chevron Corp.	20,755	1,711,872
ConocoPhillips	27,100	1,985,075
EOG Resources, Inc.	9,900	885,654
Exxon Mobil Corp.	18,700	1,452,242
Marathon Oil Corp.	72,900	2,906,523
Royal Dutch Shell PLC, ADR, Class B	10,695	610,578
Royal Dutch Shell PLC, ADR	12,300	725,823
Schlumberger, Ltd.	29,900	2,334,891
Weatherford International, Ltd. *	35,800	900,012

		15,301,240
Financial - 9.48%
ACE, Ltd.	3,300	178,629
Aetna, Inc.	14,500	523,595
AFLAC, Inc.	22,900	1,345,375
Ambac Financial Group, Inc.	58,000	135,140
Astoria Financial Corp.	16,900	350,337
Bank of America Corp.	8,700	304,500
Berkshire Hathaway, Inc., Class A *	11	1,436,600
Capital One Financial Corp.	10,300	525,300
Douglas Emmett, Inc., REIT	22,900	528,303
Fifth Third Bancorp	25,200	299,880
Goldman Sachs Group, Inc.	42,070	5,384,960
Hudson City Bancorp, Inc.	135,300	2,496,285
JPMorgan Chase & Company	187,216	8,742,987
Progressive Corp.	51,900	903,060
SunTrust Banks, Inc.	11,700	526,383
Wells Fargo & Company	197,300	7,404,669
XL Capital, Ltd., Class A	88,900	1,594,866

		32,680,869
Industrial - 7.22%
Cooper Industries, Ltd., Class A	14,200	567,290

The accompanying notes are an integral part of the financial statements.
156

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Danaher Corp.	11,800	$818,920
Emerson Electric Company	14,300	583,297
Energizer Holdings, Inc. *	10,200	821,610
FedEx Corp.	15,100	1,193,504
Flextronics International, Ltd. *	64,200	454,536
Fluor Corp.	28,600	1,593,020
General Electric Company	193,400	4,931,700
Illinois Tool Works, Inc.	44,000	1,955,800
Jabil Circuit, Inc.	127,800	1,219,212
KLA-Tencor Corp.	58,900	1,864,185
Leggett & Platt, Inc.	41,700	908,643
Tyco International, Ltd.	12,600	441,252
United Parcel Service, Inc., Class B	83,200	5,232,448
United Technologies Corp.	30,000	1,801,800
Vulcan Materials Company	6,900	514,050

		24,901,267
Technology - 6.82%
Adobe Systems, Inc. *	35,000	1,381,450
Agilent Technologies, Inc. *	41,300	1,224,958
Altera Corp.	33,400	690,712
Apple, Inc. *	16,300	1,852,658
Applied Materials, Inc.	185,700	2,809,641
Brocade Communications Systems, Inc. *	216,500	1,260,030
Cerner Corp. *	19,800	883,872
Cognizant Technology Solutions Corp.,
Class A *	25,400	579,882
Dell, Inc. *	80,600	1,328,288
Intel Corp.	28,300	530,059
International Business Machines Corp.	7,300	853,808
Lam Research Corp. *	17,200	541,628
Microchip Technology, Inc.	16,100	473,823
Micron Technology, Inc. * (a)	157,400	637,470
Microsoft Corp.	126,980	3,389,096
NetApp, Inc. *	34,400	627,112
Oracle Corp. *	17,500	355,425
SanDisk Corp. *	119,200	2,330,360
Seagate Technology	33,000	399,960
Sun Microsystems, Inc. *	55,575	422,370
VeriFone Holdings, Inc. *	56,800	939,472

		23,512,074
Utilities - 0.81%
AES Corp. *	31,300	365,897
American Water Works Company, Inc.	37,700	810,550
CMS Energy Corp.	37,800	471,366
Edison International	16,100	642,390
Pinnacle West Capital Corp.	14,400	495,504

		2,785,707

TOTAL COMMON STOCKS (Cost $242,497,383)		$218,144,590

PREFERRED STOCKS - 0.30%

Consumer, Non-cyclical - 0.14%
Schering-Plough Corp., 6.00%	2,800	471,733

Financial - 0.16%
Bank of America Corp., 8.00% *	190,000	150,455

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)

Financial (continued)
Fifth Third Bancorp, Series G, 8.50% *	2,800	$291,172
SLM Corp., Series C, 7.25%	200	115,810

		557,437

TOTAL PREFERRED STOCKS (Cost $1,370,000)		$1,029,170

U.S. TREASURY OBLIGATIONS - 4.67%
Treasury Inflation-Protected

Securities (d) - 0.12%
3.00% due 07/15/2012	421,994	439,236

U.S. Treasury Bonds - 1.68%
4.375% due 02/15/2038	120,000	121,528
5.00% due 05/15/2037	795,000	884,375
5.50% due 08/15/2028	1,000,000	1,138,984
6.25% due 08/15/2023	2,005,000	2,407,409
7.25% due 05/15/2016	830,000	1,027,450
8.875% due 08/15/2017	150,000	205,348

		5,785,094

U.S. Treasury Notes - 2.57%
2.75% due 02/28/2013	1,125,000	1,119,199
3.50% due 02/15/2018	655,000	642,309
3.625% due 07/15/2009 to 05/15/2013	1,620,000	1,669,639
3.875% due 02/15/2013	240,000	249,731
4.25% due 09/30/2012	1,895,000	2,007,516
4.625% due 12/31/2011	490,000	522,731
4.875% due 06/30/2009 to 06/30/2012	2,206,000	2,291,403
5.75% due 08/15/2010	330,000	353,410

		8,855,938
U.S. Treasury Strips - 0.30%
0.01% due 02/15/2037	3,540,000	1,045,850

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $16,080,916)		$16,126,118

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.52%

Federal Agricultural Mortgage Corp. - 0.34%
5.50% due 07/15/2011	500,000	527,524
5.125% due 03/30/2011	605,000	630,653

		1,158,177
Federal Home Loan Bank - 0.73%
4.125% due 11/19/2008	535,000	536,094
5.125% due 08/14/2013	200,000	208,176
5.375% due 05/18/2016	1,000,000	1,036,704
5.625% due 06/13/2016	765,000	738,482

		2,519,456

Federal Home Loan Mortgage Corp. - 2.47%
5.00% due 02/01/2038	3,064,668	2,984,580
5.25% due 07/18/2011	250,000	262,166
5.482% due 02/01/2038 (b)	470,489	465,450
5.50% due 01/01/2034 to 04/01/2038	3,172,688	3,159,319
5.728% due 11/01/2037 (b)	90,900	91,494
6.00% due 04/01/2016 to 08/01/2038	1,228,540	1,247,075
6.324% due 02/01/2037	248,066	251,797
6.50% due 09/01/2038	49,202	50,506

		8,512,387

The accompanying notes are an integral part of the financial statements.
157

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal National Mortgage
Association - 5.98%
4.50% TBA **		$250,000	$236,406
5.00% due 10/15/2011 to 03/01/2037		4,407,664	4,362,227
5.25% due 08/01/2012 to 09/15/2016		1,480,000	1,494,318
5.50% due 01/01/2035 to 09/01/2037		3,655,141	3,650,483
6.00% due 06/01/2021 to 03/01/2037		6,588,911	6,678,001
6.125% due 03/15/2012		555,000	599,224
6.1618% due 02/17/2009 (b)		1,000,000	1,000,000
6.25% due 02/01/2011 to 05/15/2029		325,000	361,445
6.50% IO due 07/01/2037		1,185,609	1,203,532
7.00% due 03/01/2037 to 10/01/2047		896,343	933,359
7.50% due 09/01/2029 to 10/01/2031		109,004	116,591

			20,635,586

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $32,811,666)			$32,825,606

FOREIGN GOVERNMENT OBLIGATIONS - 1.94%

Argentina - 0.01%
Republic of Argentina
1.3182% due 12/15/2035 (b)		478,500	38,519

Australia - 0.04%
Commonwealth of Australia
6.00% due 10/14/2015	AUD	165,000	131,113

Brazil - 0.04%
Federative Republic of Brazil
6.00% due 05/15/2045	BRL	125	96,083
10.00% due 01/01/2017		70,000	30,253

			126,336

Canada - 0.01%
Government of Canada
4.50% due 06/01/2015	CAD	50,000	49,969

Colombia - 0.07%
Republic of Colombia
10.00% due 01/23/2012		$90,000	99,900
12.00% due 10/22/2015	COP	273,000,000	130,578

			230,478
France - 0.13%
Government of France
4.75% due 04/25/2035	EUR	325,000	456,419

Gabon - 0.04%
Republic of Gabon
8.20% due 12/12/2017		$150,000	139,111

Germany - 0.63%
Federal Republic of Germany
3.25% due 07/04/2015	EUR	700,000	945,470
4.25% due 07/04/2014		565,000	812,278
4.50% due 07/04/2009		290,000	410,455

			2,168,203
Japan - 0.39%
Government of Japan
1.50% due 09/20/2014	JPY	140,000,000	1,345,940

Income & Value Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Mexico - 0.10%
Government of Mexico
5.625% due 01/15/2017		$234,000	$228,501
9.00% due 12/24/2009	MXN	500,000	46,167
10.00% due 12/05/2024		8,000	82,867

			357,535

Poland - 0.04%
Republic of Poland
5.75% due 03/24/2010	PLN	375,000	153,922

Russia - 0.07%
Government of Russia
7.50% due 03/31/2030		$246,250	250,819

Sweden - 0.13%
Kingdom of Sweden
6.75% due 05/05/2014	SEK	2,610,000	432,638

United Kingdom - 0.24%
United Kingdom Gilt
4.00% due 09/07/2016	GBP	465,000	810,299

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $7,170,688)			$6,691,301

CORPORATE BONDS - 7.21%

Basic Materials - 0.14%
ArcelorMittal
5.375% due 06/01/2013 (g)		$100,000	94,470
6.125% due 06/01/2018 (g)		280,000	248,111
Freeport-McMoRan Copper & Gold, Inc.
6.875% due 02/01/2014		70,000	69,300
Vale Overseas, Ltd.
6.875% due 11/21/2036		100,000	89,011

			500,892

Communications - 0.72%
Charter Communications Operating LLC
8.375% due 04/30/2014 (g)		300,000	264,750
Cisco Systems, Inc.
5.25% due 02/22/2011		125,000	127,604
Comcast Corp.
6.95% due 08/15/2037		125,000	106,619
Cox Communications, Inc.
7.75% due 11/01/2010		125,000	129,628
Nielsen Finance LLC
10.00% due 08/01/2014		400,000	380,000
SBC Communications, Inc.
5.625% due 06/15/2016		125,000	115,764
Telecom Italia Capital SA
5.25% due 10/01/2015		50,000	41,620
5.25% due 11/15/2013		200,000	177,438
7.20% due 07/18/2036		130,000	102,461
7.721% due 06/04/2038		85,000	70,449
Thomson Reuters Corp.
5.95% due 07/15/2013		75,000	74,911
6.50% due 07/15/2018		140,000	133,891
Time Warner Cable, Inc.
6.75% due 07/01/2018		75,000	70,045
Time Warner, Inc.
5.875% due 11/15/2016		125,000	109,860

The accompanying notes are an integral part of the financial statements.
158

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Communications (continued)
Time Warner, Inc. (continued)
7.625% due 04/15/2031	$130,000	$112,887
Univision Communications, Inc.
9.75% due 03/15/2015 (g)	600,000	279,000
Verizon Communications, Inc.
5.25% due 04/15/2013	50,000	48,192
5.50% due 04/01/2017	50,000	44,888
Vodafone Group PLC
6.15% due 02/27/2037	125,000	100,389

		2,490,396

Consumer, Cyclical - 0.35%
Delta Air Lines, Inc., Series 02-1
6.417% due 07/02/2012	295,000	258,863
Home Depot, Inc.
2.9438% due 12/16/2009 (b)	370,000	348,106
Michaels Stores, Inc.
10.00% due 11/01/2014	300,000	189,000
Seminole Tribe of Florida
5.798% due 10/01/2013 (g)	180,000	182,948
Walgreen Company
4.875% due 08/01/2013	75,000	74,977
Wyndham Worldwide Corp.
6.00% due 12/01/2016	170,000	145,056

		1,198,950

Consumer, Non-cyclical - 0.57%
Abbott Laboratories
5.60% due 11/30/2017	65,000	63,005
Anheuser-Busch Companies, Inc.
5.50% due 01/15/2018	420,000	360,704
AstraZeneca PLC
5.40% due 09/15/2012	100,000	100,469
Biogen Idec, Inc.
6.00% due 03/01/2013	60,000	59,244
Cardinal Health, Inc.
5.80% due 10/15/2016	250,000	233,540
Delhaize Group
6.50% due 06/15/2017	50,000	47,358
GlaxoSmithKline Capital, Inc.
4.85% due 05/15/2013	200,000	196,345
Hospira, Inc.
5.55% due 03/30/2012	75,000	74,959
Kraft Foods, Inc.
6.875% due 02/01/2038	75,000	69,047
Tenet Healthcare Corp.
9.875% due 07/01/2014	250,000	243,750
Tyson Foods, Inc.
6.85% due 04/01/2016	370,000	305,250
WellPoint, Inc.
6.375% due 06/15/2037	240,000	205,337

		1,959,008

Diversified - 0.03%
Capmark Financial Group, Inc.
6.30% due 05/10/2017	235,000	92,341

Energy - 0.87%
Canadian Natural Resources, Ltd.
5.70% due 05/15/2017	75,000	65,564

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Energy (continued)
Enbridge Energy Partners LP, Series B
6.50% due 04/15/2018	$50,000	$46,140
Enterprise Products Operating LP, Series B
5.60% due 10/15/2014	90,000	84,806
6.875% due 03/01/2033	125,000	109,880
Gaz Capital for Gazprom
6.51% due 03/07/2022	100,000	71,380
Gaz Capital SA, Series 144A
7.51% due 07/31/2013	475,000	480,230
Husky Energy, Inc.
6.80% due 09/15/2037	100,000	82,724
Kinder Morgan Energy Partners LP
5.125% due 11/15/2014	110,000	100,414
6.00% due 02/01/2017	335,000	303,670
6.50% due 02/01/2037	130,000	105,078
Pemex Project Funding Master Trust
3.4106% due 12/03/2012 (b)	590,000	558,317
Petroleum Export, Ltd.
5.265% due 06/15/2011 (g)	299,869	296,939
TransCanada Pipelines Ltd
6.50% due 08/15/2018	80,000	77,590
TransCanada Pipelines, Ltd.
6.20% due 10/15/2037	150,000	128,810
TransCanada Pipelines, Ltd., ADR
6.35% due 05/15/2067 (b)	170,000	134,484
Williams Companies, Inc.
7.875% due 09/01/2021	148,000	148,000
8.125% due 03/15/2012	140,000	141,445
8.75% due 03/15/2032	84,000	86,130

		3,021,601

Financial - 3.37%
ACE INA Holdings, Inc.
6.70% due 05/15/2036	70,000	62,247
Allstate Corp.
6.125% due 05/15/2037 (b)	110,000	80,733
American Express Company
8.15% due 03/19/2038	75,000	67,082
Assured Guaranty U.S. Holdings, Inc., Series A
6.40% due 12/15/2066 (b)	75,000	36,399
BA Covered Bond Issuer
5.50% due 06/14/2012	240,000	246,182
BAC Capital Trust XIII
3.2188% due 03/15/2043 (b)	700,000	489,780
Banco Bilbao Vizcaya Argentaria SA
5.75% due 07/20/2017 (g)	200,000	213,119
Bank of America Corp.
5.65% due 05/01/2018	10,000	8,423
Bank of America NA
5.30% due 03/15/2017	250,000	207,675
Bank of Scotland PLC
5.25% due 02/21/2017 (g)	245,000	213,739
Bear Stearns Companies, Inc.
7.25% due 02/01/2018	260,000	250,218
Berkshire Hathaway Finance Corp.
4.60% due 05/15/2013	150,000	147,489
Brandywine Operating Partnership
5.40% due 11/01/2014	315,000	266,226
6.00% due 04/01/2016	25,000	21,283

The accompanying notes are an integral part of the financial statements.
159

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Capital One Financial Corp.
6.25% due 11/15/2013	$470,000	$416,716
Capmark Financial Group, Inc.
5.875% due 05/10/2012	790,000	393,810
Caterpillar Financial Services Corp., MTN
4.85% due 12/07/2012	50,000	48,667
Catlin Insurance Company, Ltd.
7.249% due 12/31/2049 (b)(g)	250,000	111,602
CIT Group, Inc.
7.625% due 11/30/2012	50,000	31,718
Citigroup Capital XXI
8.30% due 12/21/2057 (b)	330,000	245,870
Citigroup, Inc.
6.00% due 08/15/2017	25,000	21,178
CNA Financial Corp.
7.25% due 11/15/2023	100,000	87,222
CoBank ACB
3.4188% due 06/15/2022 (b)(g)	360,000	265,176
Countrywide Home Loans, Inc., MTN
4.125% due 09/15/2009	40,000	36,788
Depfa ACS Bank
5.125% due 03/16/2037	100,000	94,800
Depfa ACS Bank, EMTN
4.75% due 10/12/2010	200,000	201,149
Developers Diversified Realty Corp.
5.00% due 05/03/2010	125,000	121,235
5.50% due 05/01/2015	45,000	38,509
Fifth Third Capital Trust IV
6.50% due 04/01/2037 (b)	250,000	109,392
Ford Motor Credit Company LLC
8.625% due 11/01/2010	150,000	106,368
General Motors Acceptance Corp.
7.00% due 02/01/2012	450,000	183,424
Goldman Sachs Group, Inc.
6.15% due 04/01/2018	545,000	453,175
HBOS PLC
6.75% due 05/21/2018 (g)	100,000	83,848
Hospitality Properties Trust
6.70% due 01/15/2018	400,000	314,326
HSBK Europe BV
7.25% due 05/03/2017	300,000	186,150
7.75% due 05/13/2013 (g)	190,000	131,100
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)	145,000	80,426
4.90% due 09/23/2010	220,000	169,292
JP Morgan Chase Capital XXV, Series Y
6.80% due 10/01/2037	425,000	325,785
JPMorgan Chase Capital XX, Series T
6.55% due 09/29/2036	180,000	132,351
Kazkommerts International BV
8.00% due 11/03/2015	150,000	85,513
Kimco Realty Corp.
4.82% due 06/01/2014	125,000	111,230
Korea Development Bank
5.30% due 01/17/2013	100,000	99,327
Lehman Brothers Holdings, Inc.
zero coupon due 01/12/2012 ^ (b)	220,000	27,500
Liberty Mutual Group, Inc.
6.50% due 03/15/2035 (g)	150,000	108,908

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Liberty Mutual Group, Inc. (continued)
7.50% due 08/15/2036 (g)	$480,000	$378,823
Merrill Lynch & Company, Inc., MTN
6.875% due 04/25/2018	150,000	132,713
National Rural Utilities Cooperative Finance Corp.
5.50% due 07/01/2013	100,000	99,267
Nationwide Building Society
5.50% due 07/18/2012 (g)	165,000	170,066
5.50% due 07/18/2012	210,000	220,783
Nationwide Financial Services
6.75% due 05/15/2037	290,000	156,836
Nationwide Mutual Insurance Company
7.875% due 04/01/2033 (g)	60,000	59,199
Northern Rock PLC
5.625% due 06/22/2017 (g)	200,000	203,725
Northern Trust Corp.
5.50% due 08/15/2013	120,000	120,086
PNC Preferred Funding Trust I
6.113% due 03/15/2049 (b)(g)	500,000	344,145
ProLogis
5.25% due 11/15/2010	200,000	199,435
5.625% due 11/15/2015	130,000	113,658
6.625% due 05/15/2018	125,000	107,358
Reliastar Financial Corp.
6.50% due 11/15/2008	280,000	280,608
Resona Bank, Ltd.
5.85% due 09/29/2049 (b)(g)	690,000	507,484
Royal Bank of Scotland Group PLC
6.99% due 10/29/2049 (b)(g)	150,000	111,788
Simon Property Group LP
5.30% due 05/30/2013	150,000	140,106
SLM Corp., Series A
5.00% due 04/15/2015	125,000	75,000
SMFG Preferred Capital
6.078% due 01/29/2049 (b)(g)	240,000	171,372
Unicredit Luxembourg Finance SA
5.584% due 01/13/2017 (b)(g)	200,000	182,916
US AgBank FCB
6.11% due 12/31/2049 (b)(g)	400,000	239,396
WEA Finance LLC/WCI Finance LLC
5.70% due 10/01/2016	75,000	64,616
Wells Fargo & Co
5.625% due 12/11/2017	75,000	68,928
Wells Fargo Capital XV
9.75% due 12/29/2049	50,000	48,500
Zions Bancorporation
5.50% due 11/16/2015	500,000	285,303

		11,615,261

Industrial - 0.55%
Atlas Copco AB, ADR
5.60% due 05/22/2017 (g)	125,000	121,453
BAE Systems Asset Trust
6.664% due 09/15/2013 (g)	763,817	747,888
7.156% due 12/15/2011 (g)	326,397	328,565
BNSF Funding Trust I
6.613% due 12/15/2055 (b)	35,000	28,660
Burlington Northern Santa Fe Corp.
6.15% due 05/01/2037	110,000	100,392

The accompanying notes are an integral part of the financial statements.
160

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Industrial (continued)
General Electric Company
5.00% due 02/01/2013	$125,000	$115,127
Koninklijke Philips Electronics NV
7.20% due 06/01/2026	125,000	128,160
Norfolk Southern Corp.
5.75% due 04/01/2018	75,000	72,292
NXP BV/NXP Funding LLC
7.875% due 10/15/2014	300,000	201,000
Union Pacific Corp.
5.70% due 08/15/2018	25,000	23,282
5.75% due 11/15/2017	25,000	23,140

		1,889,959

Technology - 0.07%
Hewlett-Packard Company
5.50% due 03/01/2018	100,000	93,838
KLA-Tencor Corp.
6.90% due 05/01/2018	120,000	111,576
National Semiconductor Corp.
6.15% due 06/15/2012	25,000	24,419

		229,833

Utilities - 0.54%
Appalachian Power Company
5.55% due 04/01/2011	125,000	123,499
Cleveland Electric Illuminating Company
5.65% due 12/15/2013	95,000	91,369
Connecticut Light & Power Company
5.65% due 05/01/2018	140,000	132,320
Consumers Energy Co
6.125% due 03/15/2019	50,000	47,057
Energy East Corp.
6.75% due 07/15/2036	125,000	111,475
Florida Power Corp.
5.65% due 06/15/2018	230,000	219,970
Ohio Edison Company
6.40% due 07/15/2016	70,000	66,598
Pacific Gas & Electric Company
4.20% due 03/01/2011	150,000	146,550
Pennsylvania Electric Company
6.05% due 09/01/2017	35,000	32,221
Public Service Co of Colorado
5.80% due 08/01/2018	130,000	125,509
Public Service Electric & Gas Company, MTN
5.30% due 05/01/2018	40,000	37,358
Southern California Edison Co
5.50% due 08/15/2018	50,000	47,707
Taqa Abu Dhabi National Energy Company
6.60% due 08/01/2013 (g)	200,000	198,546
United Energy Distribution Property, Ltd.
4.70% due 04/15/2011 (g)	170,000	174,347
Veolia Environnement
5.25% due 06/03/2013	125,000	122,913
6.00% due 06/01/2018	140,000	134,246
Virginia Electric and Power Company
5.95% due 09/15/2017	50,000	47,584

		1,859,269

TOTAL CORPORATE BONDS (Cost $29,679,293)		$24,857,510

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS - 0.17%

Consumer, Cyclical - 0.17%
Ford Motor Company
4.25% due 12/15/2036	$973,000	$574,654

TOTAL CONVERTIBLE BONDS (Cost $979,049)		$574,654

COLLATERALIZED MORTGAGE
OBLIGATIONS - 7.90%
American Home Mortgage Assets, Series 2007-3,
Class 22A1
6.25% due 06/25/2037	137,250	83,640
American Tower Trust, Series 2007-1A, Class AFX
5.4197% due 04/15/2037 (g)	125,000	112,636
American Tower Trust, Series 2007-1A, Class B
5.537% due 04/15/2037 (g)	125,000	121,499
American Tower Trust, Series 2007-1A, Class D
5.9568% due 04/15/2037 (g)	125,000	111,943
Banc of America Funding Corp.,
Series 2005-H, Class 9A1
5.9375% due 11/20/2035 (b)	320,418	192,587
Bank of America Commercial Mortgage, Inc.,
Series 2001-3, Class A1
4.89% due 04/11/2037	92,571	91,681
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-1, Class 4A1
5.3489% due 03/25/2035 (b)	455,631	391,488
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-10, Class A3
4.65% due 10/25/2035	875,000	659,758
Bear Stearns Alt-A Trust, Series 2005-9, Class 26A1
5.7965% due 11/25/2035 (b)	337,588	215,080
Bear Stearns Asset Backed Securities, Inc., Series
2005-AC3, Class 2A1
5.25% due 06/25/2020	194,226	166,382
Chase Commercial Mortgage Securities Corp.,
Series 2000-2, Class C
7.928% due 07/15/2032	250,000	256,679
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2006-CD3, Class A5
5.617% due 10/15/2048	75,000	66,609
Commercial Mortgage Pass Through Certificates,
Series 2003-LB1A, Class A2
4.084% due 06/10/2038	750,000	680,701
Countrywide Alternative Loan Trust,
Series 2005-54CB, Class 1A7
5.50% due 11/25/2035	288,988	283,877
Countrywide Alternative Loan Trust,
Series 2005-64CB, Class 1A7
5.50% due 12/25/2035	244,339	233,908
Countrywide Alternative Loan Trust,
Series 2007-2CB, Class 1A9
5.75% due 03/25/2037	485,940	345,929
Countrywide Alternative Loan Trust,
Series 2007-HY4, Class 3A1
5.8726% due 06/25/2047 (b)	304,484	182,484
Countrywide Alternative Loan Trust,
Series 2007-HY4, Class 4A1
5.9395% due 06/25/2047 (b)	387,146	231,413
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2006-HYB5, Class 3A1B
5.93% due 09/20/2036 (b)	87,291	62,124

The accompanying notes are an integral part of the financial statements.
161

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

Countrywide Home Loans,
Series 2005-12, Class 2A5
5.50% due 05/25/2035	$244,777	$223,826
Crown Castle Towers LLC,
Series 2005-1A, Class AFL
2.8675% due 06/15/2035 (b)(g)	230,000	218,500
Crown Castle Towers LLC,
Series 2005-1A, Class AFX
4.643% due 06/15/2035 (g)	625,000	619,188
Crown Castle Towers LLC, Series 2005-1A, Class B
4.878% due 06/15/2035 (g)	825,000	790,829
Crown Castle Towers LLC, Series 2005-1A, Class D
5.612% due 06/15/2035 (g)	290,000	272,513
Crown Castle Towers LLC, Series 2006-1A, Class E
6.0652% due 11/15/2036 (g)	660,000	577,342
CS First Boston Mortgage Securities Corp.,
Series 2001-CKN5, Class A4
5.435% due 09/15/2034	462,672	452,424
CS First Boston Mortgage Securities Corp.,
Series 2001-CP4, Class A4
6.18% due 12/15/2035	750,000	746,705
CS First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133% due 04/15/2037	500,000	494,630
CS First Boston Mortgage Securities Corp.,
Series 2004-C1, Class E
5.015% due 01/15/2037 (g)	425,000	301,412
CS First Boston Mortgage Securities Corp.,
Series 2004-C5, Class A3
4.499% due 11/15/2037	120,000	113,621
CS First Boston Mortgage Securities Corp.,
Series 2005-5, Class 4A1
6.25% due 07/25/2035	262,295	224,344
CS First Boston Mortgage Securities Corp.,
Series 2005-7, Class 3A1
5.00% due 08/25/2020	58,349	52,095
CSAB Mortgage Backed Trust,
Series 2006-2, Class A6A
5.72% due 09/25/2036	825,000	538,116
Federal Home Loan Mortgage Corp., REMICS,
Series 2006-3233, Class PA
6.00% due 10/15/2036	314,175	319,319
Federal Home Loan Mortgage Corp., REMICS,
Series 2007-3312, Class PA
5.50% due 05/15/2037	115,698	115,963
Federal Home Loan Mortgage Corp.,
Series T-41, Class 3A
7.50% due 07/25/2032	105,859	114,896
Federal National Mortgage Association,
Series 2002-W3, Class A5
7.50% due 01/25/2028	184,786	196,560
First Horizon Alternative Mortgage Securities,
Series 2005-FA8, Class 1A14
5.50% due 11/25/2035	452,494	421,953
First Union National Bank Commercial Mortgage
Trust, Series 2002-C1, Class A1
5.585% due 02/12/2034	207,653	206,554
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A1
6.079% due 05/15/2033	18,490	18,441

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GE Capital Commercial Mortgage Corp.,
Series 2001-3, Class A2
6.07% due 06/10/2038	$500,000	$494,804
GE Capital Commercial Mortgage Corp.,
Series 2002-2A, Class A3
5.349% due 08/11/2036	360,000	349,314
Global Signal Trust, Series 2006-1, Class A2
5.45% due 02/15/2036 (g)	375,000	377,944
Global Signal Trust, Series 2006-1, Class C
5.707% due 02/15/2036 (g)	300,000	278,859
GMAC Commercial Mortgage Securities, Inc.,
Series 2001-C2, Class A1
6.25% due 04/15/2034	91,806	91,567
Greenwich Capital Commercial Funding Corp.,
Series 2002-C1, Class A2
4.112% due 01/11/2017	137,199	131,616
GSR Mortgage Loan Trust,
Series 2004-15F, Class 5A1
5.50% due 01/25/2020	388,986	381,420
Hilton Hotels Pool Trust, Series 2000-HLTA, Class B
2.9856% due 10/03/2015 (b)(g)	170,000	168,331
Indymac IMSC Mortgage Loan
Trust, Series 2007-F3, Class 2A1
6.50% due 09/25/2037	423,788	265,000
Indymac Index Mortgage Loan
Trust, Series 2006-AR5, Class 2A1
5.8075% due 05/25/2036 (b)	106,521	71,567
JP Morgan Alternative Loan Trust,
Series 2006-S3, Class A6
6.12% due 08/25/2036	875,000	729,621
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP4, Class A2
4.79% due 10/15/2042	387,689	378,451
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2002-C1, Class A3
5.376% due 07/12/2037	1,165,000	1,121,491
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP7, Class A4
6.0654% due 04/15/2045 (b)	125,000	113,030
LB-UBS Commercial Mortgage Trust,
Series 2002-C1,Class A4
6.462% due 03/15/2031	500,000	502,265
Lehman Mortgage Trust, Series 2007-7, Class 6A4
7.00% due 08/25/2037	110,427	60,286
Lehman Mortgage Trust, Series 2007-8, Class 3A1
7.25% due 08/25/2037	533,902	337,653
MASTR Alternative Loans Trust,
Series 2004-5, Class 5A1
4.75% due 06/25/2019	576,679	542,593
Residential Accredit Loans, Inc.,
Series 2007-QS11, Class A1
7.00% due 10/25/2037	469,962	336,464
Residential Accredit Loans, Inc.,
Series 2007-QS9, Class A33
6.50% due 07/25/2037	111,091	66,134
Residential Asset Securitization Trust,
Series 2004-A6, Class A1
5.00% due 08/25/2019	1,246,188	1,174,922

The accompanying notes are an integral part of the financial statements.
162

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	$286,301	$287,678
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A3
6.428% due 12/18/2035	704,110	705,428
Salomon Brothers Mortgage Securities VII,
Series 2001-C2, Class H
7.687% due 11/13/2011 (b)	350,000	305,479
SBA CMBS Trust, Series 2005-1A, Class A
5.369% due 11/15/2035 (g)	280,000	273,112
SBA CMBS Trust, Series 2005-1A, Class B
5.565% due 11/15/2035 (g)	250,000	240,050
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-2, Class 5A1
6.00% due 03/25/2036	691,380	458,006
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-4, Class 5A1
5.9074% due 05/25/2036 (b)	1,085,028	795,094
Structured Asset Securities Corp.,
Series 1998-RF2, Class A
8.4914% due 07/15/2027 (b)(g)	127,572	127,300
Washington Mutual Mortgage Pass-Through
Certificates, Series 2007-HY5, Class 3A1
5.8251% due 06/25/2037 (b)	1,482,635	1,339,878
Washington Mutual Mortgage Pass-Through,
Series 2005-1, Class 6A1
6.50% due 03/25/2035	385,211	317,920
Washington Mutual, Inc., Series 2003-S6, Class 2A3
4.75% due 07/25/2018	341,012	328,425
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-16, Class 2A1
4.50% due 12/25/2018	192,605	178,039
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR10, Class 2A6
4.1094% due 06/25/2035 (b)	675,000	565,985
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-1, Class A3
5.00% due 03/25/2021	591,385	545,738
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR15, Class A1
5.6523% due 10/25/2036 (b)	1,562,230	1,288,064

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $31,585,668)		$27,239,177

ASSET BACKED SECURITIES - 3.14%
Advanta Business Card Master Trust,
Series 2005-A3, Class A3
4.70% due 10/20/2011	375,000	374,513
AmeriCredit Automobile Receivables
Trust, Series 2007-DF, Class A4A
5.56% due 07/06/2014	125,000	112,944
Bear Stearns Asset Backed Securities, Inc.,
Series 2005-CL1, Class A1
3.7069% due 08/25/2035 (b)	150,268	121,131
Carmax Auto Owner Trust, Series 2007-2, Class A3
5.23% due 12/15/2011	125,000	125,211
Countryplace Manufactured Housing Contract
Trust, Series 2005-1, Class A3
4.80% due 12/15/2035 (g)	250,000	217,924

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Countrywide Asset-Backed
Certificates, Series 2006-S2, Class A5
5.753% due 07/15/2027	$825,000	$374,592
Countrywide Asset-Backed
Certificates, Series 2006-S6, Class A6
5.657% due 03/25/2034	350,000	186,585
CPS Auto Trust, Series 2005-C, Class A2
4.79% due 03/15/2012 (g)	387,119	369,248
CPS Auto Trust, Series 2006-A, Class 1A4
5.33% due 11/15/2012 (g)	700,000	658,691
CPS Auto Trust, Series 2006-C, Class A4
5.14% due 06/17/2013 (g)	824,998	734,821
CPS Auto Trust, Series 2007-A, Class A4
5.05% due 11/15/2013 (g)	649,999	554,620
CPS Auto Trust, Series 2007-TFC, Class A2
5.25% due 12/15/2013 (g)	273,516	249,610
Discover Card Master Trust, Series 2008-A3, Class
A3
5.10% due 10/15/2013	100,000	97,672
Drive Auto Receivables Trust,
Series 2006-2, Class A3
5.33% due 04/15/2014 (g)	450,000	423,314
First Investors Auto Owner Trust,
Series 2005-A, Class A2
4.23% due 07/16/2012 (g)	117,790	111,076
GMAC Mortgage Corp. Loan Trust,
Series 2007-HE2, Class A3
6.193% due 07/25/2037	350,000	166,537
GSAA Trust, Series 2006-7, Class AF5A
6.2052% due 01/25/2035	125,000	92,723
Hertz Vehicle Financing LLC,
Series 2005-2A, Class A6
5.08% due 11/25/2011 (g)	330,000	300,184
Irwin Home Equity Corp., Series 2006-P1, Class 2A4
5.80% due 06/25/2037 (g)	525,000	360,970
New Century Home Equity Loan Trust,
Series 2004-A, Class AII5
5.25% due 07/25/2034	510,000	440,278
New Century Home Equity Loan Trust,
Series 2006-2, Class A2B
3.3669% due 08/25/2036 (b)	75,000	59,820
PG&E Energy Recovery Funding LLC,
Series 2005-1, Class A3
4.14% due 09/25/2012	420,000	418,406
PG&E Energy Recovery Funding LLC,
Series 2005-2, Class A2
5.03% due 03/25/2014	1,000,000	1,001,460
PG&E Energy Recovery Funding LLC,
Series 2005-2, Class A3
5.12% due 12/25/2014	500,000	487,977
Rental Car Finance Corp., Series 2005-1A, Class A2
4.59% due 06/25/2011 (g)	500,000	450,313
Residential Accredit Loans, Inc.,
Series 2004-QS16, Class 1A1
5.50% due 12/25/2034	94,332	79,917
Residential Asset Mortgage Products, Inc.,
Series 2004-RS9, Class AI4
4.767% due 10/25/2032	366,580	321,972

The accompanying notes are an integral part of the financial statements.
163

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Residential Funding Mortgage Securities II Inc,
Series 2007-HSA2, Class A1F
8.47% due 01/25/2022	$42,365	$40,578
Residential Funding Mortgage Securities II Inc,
Series 2007-HSA3, Class AI3
6.03% due 05/25/2037	350,000	180,357
Triad Auto Receivables Owner Trust,
Series 2005-A, Class A4
4.22% due 06/12/2012	241,469	230,635
UPFC Auto Receivables Trust,
Series 2005-A, Class A3
4.34% due 12/15/2010	78,455	76,926
UPFC Auto Receivables Trust,
Series 2005-B, Class A3
4.98% due 08/15/2011	161,885	160,263
Vanderbilt Acquisition Loan Trust,
Series 2002-1, Class A3
5.70% due 09/07/2023	22,302	22,088
Washington Mutual Master Note
Trust, Series 2006-A2A, Class A
2.5375% due 06/15/2015 (b)(g)	170,000	146,225
Washington Mutual Master Note
Trust, Series 2007-A4A, Class A4
5.20% due 10/15/2014 (g)	125,000	100,000
West Penn Funding LLC Transition Bonds,
Series 2005-A, Class A1
4.46% due 12/27/2010 (g)	813,200	713,215
Spirit Master Funding LLC, Series 2005-1, Class A1
5.05% due 07/20/2023 (g)	341,895	253,612

TOTAL ASSET BACKED SECURITIES
(Cost $12,701,270)		$10,816,408

SUPRANATIONAL OBLIGATIONS - 0.20%

Government - 0.20%
African Development Bank
6.875% due 10/15/2015	615,000	700,031

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $680,307)		$700,031

SHORT TERM INVESTMENTS - 0.37%
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	$1,286,842	$1,286,842

TOTAL SHORT TERM INVESTMENTS
(Cost $1,286,842)		$1,286,842

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.14%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$3,931,136 on 10/01/2008,
collateralized by $3,985,000
Federal Home Loan Bank, 2.275%
due 04/24/2009 (valued at
$4,009,906, including interest)	$3,931,000	$3,931,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,931,000)		$3,931,000

Total Investments (Income & Value Trust)
(Cost $380,774,082) - 99.82%		$344,222,407
Other Assets in Excess of Liabilities - 0.18%		620,118

TOTAL NET ASSETS - 100.00%		$344,842,525

Index Allocation Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
JOHN HANCOCK TRUST
Total Bond Market A (Declaration) (j)(k)	8,597,796 $	$111,599,389
International Equity Index A (SSgA) (j)	3,435,826	54,389,129
500 Index (MFC Global U.S.A.) (j)(k)	12,981,423	129,944,049
Mid Cap Index (MFC Global U.S.A.) (j)(k)	2,530,057	36,660,523
Small Cap Index (MFC Global U.S.A.) (j)(k)	2,925,914	36,807,999

TOTAL INVESTMENT COMPANIES (Cost $426,645,314)		$369,401,089

Total Investments (Index Allocation Trust)
(Cost $426,645,314) - 100.01%		$369,401,089
Liabilities in Excess of Other Assets - (0.01)%		(30,203)

TOTAL NET ASSETS - 100.00%		$369,370,886

International Core Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.21%

Australia - 3.28%
Australia and New Zealand
Banking Group, Ltd.	168,728	$2,606,716
BHP Billiton, Ltd.	62,169	1,608,350
Bluescope Steel, Ltd.	187,502	1,105,062
CSL, Ltd.	77,786	2,356,518
Fortescue Metals Group, Ltd. *	206,089	784,099
Foster's Group, Ltd.	211,705	945,853
Incitec Pivot, Ltd. *	266,440	1,067,510
Leighton Holdings, Ltd.	24,207	745,076
Macquarie Infrastructure Group	464,292	880,382
Mirvac Group, Ltd.	491,086	1,000,991
Origin Energy, Ltd.	81,266	1,051,141
Rio Tinto, Ltd.	8,458	569,918
Stockland Company, Ltd.	629,863	2,827,633
Suncorp-Metway, Ltd.	257,135	1,954,433

The accompanying notes are an integral part of the financial statements.
164

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
TABCORP Holdings, Ltd.	184,870	$1,214,536
Telstra Corp., Ltd.	900,341	3,020,606
Westpac Banking Corp., Ltd.	58,899	1,043,960
Woodside Petroleum, Ltd.	133,460	5,385,229
Woolworths, Ltd.	74,271	1,636,041

		31,804,054
Austria - 0.15%
OMV AG	35,459	1,494,601

Belgium - 0.79%
Belgacom SA	22,685	854,689
Colruyt SA	6,780	1,701,797
Dexia SA	199,824	2,182,760
Fortis Group SA	278,683	1,721,697
Solvay SA	9,545	1,171,646

		7,632,589
Canada - 3.71%
Agrium, Inc.	28,900	1,615,739
Bank of Montreal	93,000	4,015,363
Bank of Nova Scotia	33,700	1,519,944
BCE, Inc.	20,324	700,861
Canadian Imperial Bank of Commerce	12,400	711,667
Canadian National Railway Company	15,400	734,801
Canadian Natural Resources, Ltd.	26,563	1,822,033
Canadian Pacific Railway, Ltd.	30,000	1,608,739
EnCana Corp.	14,703	938,892
Fording Canadian Coal Trust	21,800	1,787,631
IGM Financial, Inc.	16,100	581,067
Magna International, Inc.	25,600	1,315,300
National Bank of Canada	79,435	3,631,208
Penn West Energy Trust	30,400	722,973
Petro-Canada	26,700	888,118
Potash Corp. of Saskatchewan, Inc.	68,100	8,828,524
Research In Motion, Ltd. *	32,800	2,210,090
Sun Life Financial, Inc.	65,600	2,292,995

		35,925,945
Denmark - 0.82%
H. Lundbeck AS	24,545	466,655
Novo Nordisk AS	83,675	4,337,900
Vestas Wind Systems AS *	35,450	3,094,248

		7,898,803
Finland - 1.94%
Fortum Corp. Oyj	68,850	2,310,555
Kone Corp. Oyj	27,620	751,686
Neste Oil Oyj	70,797	1,476,486
Nokia AB Oyj	434,584	8,105,614
Nokian Renkaat Oyj	11,881	285,892
Outokumpu Oyj	65,623	1,045,517
Rautaruukki Oyj	22,896	457,579
Sampo Oyj, A Shares	173,682	3,951,581
TietoEnator Oyj	27,272	401,433

		18,786,343
France - 12.44%
Air France-KLM	33,308	762,603
Air Liquide	24,846	2,730,186

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

France (continued)
Alstom	34,752	$2,638,003
BNP Paribas SA	123,298	11,769,720
Cap Gemini SA	23,792	1,123,954
Casino Guich-Perrachon SA	34,256	3,056,642
Compagnie de Saint-Gobain SA	15,490	801,274
Dassault Systemes SA	17,709	948,890
Eramet	1,227	470,065
Essilor International SA	40,270	2,011,298
France Telecom SA	180,228	5,055,325
GDF Suez	160,133	8,331,128
Hermes International SA	25,519	4,151,814
L'Oreal SA	18,372	1,802,726
PSA Peugeot Citroen SA	30,323	1,141,242
Renault Regie Nationale SA	33,770	2,152,139
Sanofi-Aventis SA	438,176	28,808,099
Societe Generale	66,975	6,016,343
Technip SA	15,498	870,851
Total SA	535,321	32,520,701
UbiSoft Entertainment SA *	8,309	578,018
Unibail-Rodamco, REIT	3,634	735,268
Vallourec SA	9,375	2,022,917

		120,499,206
Germany - 5.84%
Adidas-Salomon AG	46,094	2,462,330
Aixtron AG	61,962	363,984
Altana AG	60,573	897,513
BASF SE	28,783	1,372,272
Bayer AG	11,242	823,332
Bayerische Motoren Werke (BMW) AG	67,884	2,631,235
Beiersdorf AG	16,396	1,036,333
Bilfinger Berger AG	13,021	678,213
Demag Cranes AG	11,262	445,776
Deutsche Boerse AG	25,685	2,350,445
Deutsche Post AG	28,796	600,814
E.ON AG	154,941	7,799,246
Epcos AG	19,938	504,036
Fresenius Medical Care AG & Company	15,892	822,672
Gildemeister AG	20,916	353,238
Hannover Rueckversicherung AG	34,679	1,269,187
Heidelberger Druckmaschinen AG	51,011	803,562
K&S AG	45,676	3,166,998
Kloeckner & Company SE	30,603	702,497
Linde AG	17,800	1,900,785
Merck KGAA	6,855	731,039
Norddeutsche Affinerie AG	45,808	1,936,107
Puma AG	2,527	687,758
Q-Cells AG *	21,475	1,800,748
RWE AG	16,476	1,570,766
Salzgitter AG	26,024	2,631,691
SAP AG	133,616	7,116,244
SGL Carbon AG *	36,530	1,419,977
Suedzucker AG	58,556	851,944
Thyssen Krupp AG	26,344	790,950
Volkswagen AG	14,150	5,544,626
Wacker Chemie AG	3,809	543,804

		56,610,122

The accompanying notes are an integral part of the financial statements.
165

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Greece - 0.22%
Coca-Cola Hellenic Bottling Company SA	22,224	$485,063
National Bank of Greece SA	12,545	508,381
OPAP SA	38,657	1,186,541

		2,179,985
Hong Kong - 2.19%
CLP Holdings, Ltd. (a)	919,096	7,414,112
Esprit Holdings, Ltd.	194,200	1,203,762
Hang Seng Bank, Ltd.	141,100	2,667,370
Hong Kong & China Gas Company, Ltd.	693,000	1,581,920
Hong Kong Electric Holdings, Ltd. (a)	769,146	4,830,982
Hutchison Whampoa, Ltd.	85,000	652,846
Noble Group, Ltd.	756,766	720,171
Sun Hung Kai Properties, Ltd.	118,000	1,215,964
Yue Yuen Industrial Holdings, Ltd.	328,282	896,758

		21,183,885
Ireland - 0.31%
CRH PLC	100,777	2,132,662
Kerry Group PLC, Class A - London Exchange	30,091	881,542

		3,014,204
Italy - 3.15%
Banco Popolare Societa Cooperativa	43,385	673,962
Eni SpA	869,577	23,049,062
Italcementi SpA, RNC	44,357	418,055
Luxottica Group SpA	40,544	932,852
Mediaset SpA	240,812	1,529,381
Snam Rete Gas SpA	173,823	1,050,473
Telecom Italia SpA - RSP	1,000,839	1,134,498
Telecom Italia SpA	484,722	721,400
Terna Rete Elettrica Nationale SpA	270,231	993,500

		30,503,183
Japan - 23.26%
Acom Company, Ltd.	35,020	1,196,850
Aisin Seiki Company	27,200	666,131
Alps Electric Company, Ltd.	134,554	1,053,281
Asahi Breweries, Ltd.	105,700	1,852,554
Asahi Kasei Corp.	103,000	433,363
Astellas Pharmaceuticals, Inc.	89,326	3,753,409
Canon, Inc.	118,100	4,477,273
Capcom Company, Ltd.	24,200	693,233
Cosmo Oil Company, Ltd.	350,000	830,191
CyberAgent, Inc.	864	817,173
Dai Nippon Printing Company, Ltd.	48,000	647,443
Daiichi Sankyo Company, Ltd.	181,069	4,665,503
Daikin Industries, Ltd.	29,300	988,231
Dena Company, Ltd.	210	846,111
Denso Corp.	37,300	914,888
Eisai Company, Ltd.	73,120	2,855,333
FamilyMart Company, Ltd.	31,400	1,328,647
Fanuc, Ltd.	37,800	2,843,762
Fast Retailing Company, Ltd.	38,300	3,905,581
Fuji Heavy Industries, Ltd.	281,884	1,427,846
Fujikura, Ltd.	113,000	438,957
Fujitsu, Ltd.	120,000	674,636
GS Yuasa Corp. (a)	192,000	683,007

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Hanwa Company, Ltd.	187,000	$651,190
Haseko Corp.	886,000	636,303
Hirose Electric Company, Ltd.	11,300	1,076,989
Hitachi, Ltd.	396,000	2,673,386
Hokkaido Electric Power Company, Inc.	82,201	1,716,380
Honda Motor Company, Ltd.	514,488	15,605,839
Hosiden Corp.	29,500	424,907
Hoya Corp.	91,500	1,815,156
Inpex Holdings, Inc.	281	2,388,057
Itochu Corp.	173,953	1,047,921
Japan Real Estate Investment Corp., REIT	81	653,618
JFE Holdings, Inc.	66,600	2,065,675
JGC Corp.	47,000	754,038
Kao Corp.	182,950	4,906,264
Kawasaki Kisen Kaisha, Ltd.	279,000	1,726,078
Kenedix, Inc.	1,057	621,329
Keyence Corp.	13,200	2,633,176
Kirin Brewery Company, Ltd.	69,000	906,593
Konami Corp.	52,577	1,322,973
Konica Minolta Holdings, Inc.	90,000	1,028,587
Kyocera Corp.	9,700	736,285
Kyushu Electric Power Company, Inc.	62,120	1,294,866
Lawson, Inc.	12,200	562,606
Marubeni Corp.	214,176	970,856
Marui Company, Ltd.	90	672
Matsui Securities Company, Ltd.	72,300	524,110
Matsushita Electric Industrial Company, Ltd.	306,000	5,275,290
Mazda Motor Corp.	487,512	1,985,400
Mitsubishi Corp.	221,705	4,624,799
Mitsubishi Heavy Industries, Ltd.	235,000	1,020,719
Mitsui Mining & Smelting Company, Ltd.	446,000	1,040,998
Mitsui O.S.K. Lines, Ltd.	141,000	1,225,058
Murata Manufacturing Company, Ltd.	38,900	1,570,418
NEC Corp.	115,000	491,524
Nidec Corp.	20,600	1,267,286
Nikon Corp.	57,000	1,367,374
Nintendo Company, Ltd.	16,700	7,083,701
Nippon Denko Company, Ltd.	121,000	757,992
Nippon Electric Glass Company, Ltd.	52,000	471,039
Nippon Meat Packers, Inc.	34,000	515,581
Nippon Mining Holdings, Inc.	558,000	2,247,638
Nippon Oil Corp.	623,000	3,137,232
Nippon Telegraph & Telephone Corp.	1,486	6,632,678
Nippon Yakin Kogyo Company, Ltd.	118,500	437,229
Nippon Yusen Kabushiki Kaisha	454,000	2,959,448
Nissan Motor Company, Ltd.	981,200	6,634,660
Nissha Printing Company, Ltd.	12,800	618,079
Nisshinbo Industries, Inc.	82,000	799,680
Nitto Denko Corp.	33,400	849,716
Nomura Research Institute, Ltd.	40,600	835,601
NTT DoCoMo, Inc.	4,931	7,893,033
Ono Pharmaceutical Company, Ltd.	15,000	692,987
ORIX Corp.	5,640	706,173
Osaka Gas Company, Ltd.	1,453,880	5,006,146
Pacific Metals Company, Ltd.	76,000	551,037
Resona Holdings, Inc.	1,699	2,292,006

The accompanying notes are an integral part of the financial statements.
166

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Ricoh Company, Ltd.	125,000	$1,757,619
Rohm Company, Ltd.	21,200	1,166,076
Ryohin Keikaku Company, Ltd.	16,100	792,411
SANKYO Company, Ltd.	37,300	1,893,332
SBI Holdings, Inc.	4,273	639,675
Secom Company, Ltd.	27,300	1,137,253
Sega Sammy Holdings, Inc.	217,200	1,964,717
Seiko Epson Corp.	19,600	455,809
Seven & I Holdings Company, Ltd.	352,700	10,133,034
Sharp Corp.	43,000	469,863
Shin-Etsu Chemical Company, Ltd.	130,500	6,205,364
Shionogi & Company, Ltd.	30,000	607,632
Shiseido Company, Ltd.	62,000	1,388,392
Showa Shell Sekiyu K.K.	178,600	1,739,502
Sojitz Holdings Corp.	877,900	2,034,723
Sumco Corp.	96,900	1,533,717
Sumitomo Electric Industries, Ltd.	81,800	890,324
Sumitomo Metal Industries, Ltd.	648,000	2,008,897
T&D Holdings, Inc.	9,800	517,651
Taisho Pharmaceuticals Company, Ltd.	34,210	678,526
Takeda Pharmaceutical Company, Ltd.	220,411	11,097,823
Takefuji Corp. (a)	76,880	1,000,451
TDK Corp.	20,200	1,011,732
Terumo Corp.	58,700	3,062,049
The Japan Steel Works, Ltd.	40,000	497,320
Tokio Marine Holdings, Inc.	24,700	906,831
Tokyo Gas Company, Ltd.	398,603	1,663,157
Tokyo Steel Manufacturing Company, Ltd.	112,900	1,247,461
TonenGeneral Sekiyu K.K.	117,867	968,075
Tosoh Corp.	142,000	419,020
Toyo Engineering Corp.	135,000	574,178
Toyota Motor Corp.	44,600	1,906,760
Trend Micro, Inc.	21,500	814,898
UNY Company, Ltd.	139,000	1,414,479
Yahoo Japan Corp.	6,330	2,072,233
Yamada Denki Company, Ltd.	12,630	957,340

		225,356,103
Luxembourg - 0.75%
ArcelorMittal	142,538	7,220,548
Netherlands - 2.66%
Aegon NV	570,400	5,046,506
DSM NV	47,982	2,269,531
Heineken NV	85,393	3,430,862
ING Groep NV	531,643	11,397,244
Reed Elsevier NV	103,739	1,538,967
Royal Dutch Shell PLC, A Shares	36,118	1,064,116
TNT Post Group NV	36,943	1,023,570

		25,770,796
New Zealand - 0.07%
Telecom Corp. of New Zealand, Ltd.	368,566	681,801
Norway - 0.55%
Den Norske Bank ASA	78,100	605,884
Statoil ASA	145,882	3,466,643

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway (continued)
Yara International ASA	35,340	$1,257,746

		5,330,273
Singapore - 1.97%
Cosco Corp. Singapore, Ltd.	454,400	487,685
DBS Group Holdings, Ltd.	55,000	655,448
Neptune Orient Lines, Ltd.	483,512	616,640
Oversea-Chinese Banking Corp., Ltd.	212,000	1,070,388
SembCorp Industries, Ltd.	429,198	983,256
SembCorp Marine, Ltd.	1,062,426	2,258,679
Singapore Exchange, Ltd.	319,000	1,389,619
Singapore Press Holdings, Ltd.	854,000	2,382,636
Singapore Telecommunications, Ltd.	2,961,210	6,768,534
United Overseas Bank, Ltd.	143,000	1,709,540
Wilmar International, Ltd.	457,000	810,443

		19,132,868
Spain - 1.48%
Gas Natural SDG SA	30,352	1,126,632
Iberdrola SA	128,633	1,306,778
Industria de Diseno Textil SA	48,275	2,042,694
Repsol YPF SA	195,076	5,781,253
Telefonica SA	169,915	4,040,164

		14,297,521
Sweden - 1.09%
Boliden AB	72,400	304,476
Hennes & Mauritz AB, B shares	94,125	3,854,023
Investor AB, B shares	175,600	3,288,271
SKF AB, B Shares	93,600	1,195,776
Svenska Handelsbanken AB, Series A	54,400	1,218,354
Swedbank AB, A shares	51,700	675,900

		10,536,800
Switzerland - 7.27%
ABB, Ltd. *	136,418	2,643,565
Ciba Holding AG	48,212	2,063,534
Compagnie Financiere
Richemont AG, Series A	41,946	1,853,318
Lonza Group AG	7,630	957,345
Nestle SA	318,709	13,773,807
Novartis AG	591,637	31,149,411
Roche Holdings AG - Genusschein	37,489	5,868,596
Swatch Group AG, BR shares	7,685	1,418,534
Syngenta AG	20,681	4,361,290
Synthes AG	20,892	2,890,245
UBS AG *	200,662	3,429,801

		70,409,446
United Kingdom - 20.17%
3i Group PLC	297,977	3,772,909
Alliance & Leicester PLC	74,656	363,981
AMEC PLC	135,510	1,554,353
Anglo American PLC	16,920	571,552
Associated British Foods PLC	53,633	680,593
AstraZeneca Group PLC	414,906	18,156,072
BAE Systems PLC	151,797	1,119,037
Barclays PLC	1,143,113	6,791,737
BG Group PLC	914,656	16,588,249

The accompanying notes are an integral part of the financial statements.
167

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
BHP Billiton PLC	27,573	$624,644
British American Tobacco PLC	137,756	4,497,358
British Energy Group PLC	112,179	1,524,373
Cadbury PLC	158,090	1,598,909
Capita Group PLC	161,058	2,004,472
Cobham PLC	233,132	792,483
Compass Group PLC	345,563	2,143,184
Diageo PLC	235,051	4,009,845
Dixons Group PLC	1,412,047	1,229,121
Drax Group PLC	115,105	1,549,836
FirstGroup PLC	68,233	651,405
Game Group PLC	191,316	704,383
GlaxoSmithKline PLC	2,181,410	47,255,217
HBOS PLC	1,265,852	2,871,936
Home Retail Group	531,652	2,240,531
HSBC Holdings PLC	30,064	486,383
Imperial Tobacco Group PLC	54,279	1,742,396
Kingfisher PLC	366,101	872,766
Ladbrokes PLC	256,204	865,193
London Stock Exchange Group PLC	53,325	844,380
Next Group PLC	76,554	1,411,521
Old Mutual PLC	680,307	952,239
Reckitt Benckiser PLC	55,968	2,713,602
Reed Elsevier PLC	127,486	1,269,472
Rio Tinto PLC	156,920	9,848,189
Royal Bank of Scotland Group PLC	3,443,060	11,107,019
Royal Dutch Shell PLC, A Shares	341,576	9,864,860
Royal Dutch Shell PLC, B Shares	47,421	1,332,190
Scottish & Southern Energy PLC	87,986	2,238,873
Smith & Nephew PLC	187,243	1,977,555
Taylor Woodrow PLC	768,284	497,745
Tesco PLC	233,977	1,627,306
The Sage Group PLC	305,081	1,068,589
Travis Perkins PLC	39,409	377,601
Tullow Oil PLC	104,775	1,339,581
United Utilities Group PLC	106,592	1,322,803
Vedanta Resources PLC	24,136	505,899
Vodafone Group PLC	6,339,120	13,999,502
William Hill PLC	192,765	812,843
Wolseley PLC	228,321	1,725,780
Xstrata PLC	40,907	1,274,850

		195,375,317
United States - 0.10%
Signet Jewelers, Ltd.	39,472	922,860

TOTAL COMMON STOCKS (Cost $1,118,427,497)		$912,567,253

PREFERRED STOCKS - 0.22%

Germany - 0.22%
Volkswagen AG (i)	17,184	2,139,318

TOTAL PREFERRED STOCKS (Cost $715,332)		$2,139,318

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 0.74%
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	$7,226,171	$7,226,171

TOTAL SHORT TERM INVESTMENTS
(Cost $7,226,171)		$7,226,171

REPURCHASE AGREEMENTS - 3.42%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$33,096,149 on 10/01/2008,
collateralized by $33,550,000
Federal Home Loan Bank, 2.275%
due 04/24/2009 (valued at
$33,759,688, including interest)	$33,095,00	$33,095,000

TOTAL REPURCHASE AGREEMENTS
(Cost $33,095,000)		$33,095,000

Total Investments (International Core Trust)
(Cost $1,159,464,000) - 98.59%		$955,027,742
Other Assets in Excess of Liabilities - 1.41%		13,620,388

TOTAL NET ASSETS - 100.00%		$968,648,130

The portfolio had the following five top industry concentrations as of September 30, 2008 (as a percentage of total net assets):

Pharmaceuticals	11.19%
International Oil	8.12%
Banking	6.75%
Drugs & Health Care	6.31%
Telecommunications Equipment & Services	5.34%

International Equity Index Trust A
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.70%

Argentina - 0.02%
Petrobras Energia Participaciones SA, ADR,
B Shares	2,575	$25,338
Telecom Argentina SA, ADR, B Shares *	2,234	27,367
Transportadora de Gas del Sur SA, ADR	410	1,201

		53,906
Australia - 4.70%
AGL Energy, Ltd. (a)	8,474	93,456
Alumina, Ltd.	33,682	84,924
Amcor, Ltd.	19,309	84,910
AMP, Ltd.	38,741	220,289
Aristocrat Leisure, Ltd.	6,712	35,169
Asciano Group	11,487	30,031
Australia and New Zealand
Banking Group, Ltd.	39,090	603,910
Australian Stock Exchange, Ltd.	3,546	87,412
Axa Asia Pacific Holdings, Ltd.	18,030	74,188
Babcock & Brown, Ltd.	4,585	7,502
Bendigo Bank, Ltd.	5,565	53,124
BHP Billiton, Ltd.	69,942	1,809,442

The accompanying notes are an integral part of the financial statements.
168

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Billabong International, Ltd.	2,888	$32,248
Bluescope Steel, Ltd.	15,281	90,060
Boart Longyear Group	24,450	22,054
Boral, Ltd.	11,972	59,446
Brambles, Ltd.	29,743	185,586
Caltex Australia, Ltd.	2,411	23,848
Centro Properties Group, Ltd. *	16,982	1,212
Centro Retail Group	26,756	2,509
CFS Gandel Retail Trust	27,774	50,394
Coca-Cola Amatil, Ltd.	11,234	75,007
Cochlear, Ltd.	1,057	50,650
Commonwealth Bank of Australia, Ltd.	27,808	980,055
Computershare, Ltd.	10,486	79,271
Crown, Ltd.	9,455	65,668
CSL, Ltd.	12,724	385,472
CSR, Ltd.	17,410	34,884
Dexus Property Group, REIT	59,996	70,573
Fortescue Metals Group, Ltd. *	26,510	100,862
Foster's Group, Ltd.	40,286	179,989
General Property Trust, Ltd.	47,177	68,962
Goodman Fielder, Ltd.	33,499	38,001
Harvey Norman Holding, Ltd.	9,728	24,503
Incitec Pivot, Ltd. *	27,000	108,177
James Hardie Industries, Ltd.	10,195	41,542
John Fairfax Holdings, Ltd.	24,503	52,502
Leighton Holdings, Ltd.	2,844	87,536
Lend Lease Corp.	7,570	55,838
Lion Nathan, Ltd.	6,140	45,969
Macquarie Airports, Ltd.	15,717	34,554
Macquarie Goodman Group, Ltd.	30,673	61,896
Macquarie Group, Ltd.	5,996	184,625
Macquarie Infrastructure Group	60,324	114,385
Macquarie Office Trust	40,263	25,725
Metcash, Ltd.	15,370	49,201
Mirvac Group, Ltd.	23,102	47,089
National Australia Bank, Ltd.	34,701	700,351
Newcrest Mining, Ltd.	9,189	190,928
NRMA Insurance Group, Ltd.	39,339	130,577
OneSteel, Ltd.	16,360	60,517
Orica, Ltd.	7,894	133,316
Origin Energy, Ltd.	18,705	241,941
Oxiana, Ltd.	59,904	76,012
Paladin Resources, Ltd. *	10,985	33,950
Perpetual Trust of Australia, Ltd.	768	29,507
Qantas Airways, Ltd.	20,299	51,750
QBE Insurance Group, Ltd.	18,537	399,778
Rio Tinto, Ltd.	5,827	392,636
Santos, Ltd.	13,059	199,821
Sims Group, Ltd.	3,497	84,728
Sonic Healthcare, Ltd.	5,964	63,442
St. George Bank, Ltd.	11,560	272,846
Stockland Company, Ltd.	30,227	135,698
Suncorp-Metway, Ltd.	19,138	145,464
TABCORP Holdings, Ltd.	11,539	75,806
Tattersall's, Ltd.	22,055	42,527
Telstra Corp., Ltd.	115,598	387,826

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Toll Holdings, Ltd.	14,563	$82,493
Transurban Group, Ltd. *	25,083	114,954
Virgin Blue Holdings, Ltd.	10,956	2,829
Wesfarmers, Ltd., Price Protected Shares	3,304	76,055
Wesfarmers, Ltd.	13,262	308,417
Westfield Group	36,422	498,906
Westpac Banking Corp., Ltd.	39,815	705,704
Woodside Petroleum, Ltd.	10,154	409,723
Woolworths, Ltd.	25,500	561,714
WorleyParsons, Ltd.	3,172	78,458

		13,403,324
Austria - 0.36%
Andritz AG	815	35,180
Erste Bank der Oesterreichischen
Sparkassen AG	4,099	204,067
Immoeast Immobilien Anlagen AG *	8,307	20,983
Immofinanz Immobilien Anlage AG	9,149	32,365
Meinl European Land, Ltd. *	5,977	45,031
Oesterreichische Elektrizitaets AG, Class A	1,764	108,560
OMV AG	3,567	150,349
Raiffeisen International Bank Holding AG	1,180	85,227
Strabag SE	1,031	45,881
Telekom Austria AG	7,697	135,427
Voestalpine AG	2,545	79,527
Wiener Staedtische Allgemeine
Versicherung AG	986	49,223
Wienerberger Baustoffindustrie AG	1,589	43,142

		1,034,962
Belgium - 0.66%
Belgacom SA	3,564	134,279
Colruyt SA	354	88,855
Compagnie Nationale A Portefeuille, ADR	934	61,811
Delhaize Group	2,081	120,873
Dexia SA	11,000	120,158
Fortis Group SA	46,244	285,694
Fortis, Strip VVPR *	16,796	237
GDF Suez *	1,260	18
Groupe Bruxelles Lambert SA	1,704	147,069
Inbev NV	3,853	229,233
KBC Ancora, ADR	762	50,214
KBC Bancassurance Holding NV	3,210	279,243
Mobistar SA *	641	45,116
Solvay SA	1,338	164,239
UCB SA	2,258	80,225
Umicore	2,620	80,911

		1,888,175
Bermuda - 0.05%
Central European Media Enterprises, Ltd. *	544	36,860
SeaDrill, Ltd., GDR	5,693	117,948

		154,808
Brazil - 1.45%
All America Latina Logistica SA	7,900	53,970
Aracruz Celulose SA, SADR	316	11,600
B2W Companhia Global Do Varejo	1,097	26,484
Banco Bradesco SA, ADR	6,493	104,537

The accompanying notes are an integral part of the financial statements.
169

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Brazil (continued)
Banco do Brasil SA	7,400	$88,470
BM&F BOVESPA SA *	27,061	120,878
Brasil Telecom Participacoes SA, ADR	326	15,928
Brasil Telecom Participacoes SA	1,300	35,525
Braskem SA, SADR (a)	862	9,430
Centrais Eletricas Brasileiras SA, ADR,
B Shares * (a)	778	9,672
Centrais Eletricas Brasileiras SA, ADR *	1,295	18,543
Centrais Eletricas Brasileiras SA *	4,000	59,488
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, ADR *	171	5,978
Cia de Concessoes Rodoviarias, ADR	2,700	35,472
Cia de Saneamento Basico do Estado de Sao
Paulo *	2,892	40,046
Cia Energetica de Minas Gerais, ADR	2,150	42,441
Cia Vale do Rio Doce	24,000	452,783
Companhia Siderurgica Nacional SA, ADR	2,592	55,106
Companhia Siderurgica Nacional SA	5,100	109,215
Companhia Vale Do Rio Doce, ADR *	5,706	109,270
Companhia Vale Do Rio Doce, SADR *	8,423	149,087
Cosan SA Industria e Comercio *	2,380	15,884
CPFL Energia SA	2,300	42,908
Cyrela Brazil Realty SA	5,000	51,238
EDP - Energias do Brasil SA	1,800	22,532
Empresa Brasileira de Aeronautica SA	11,000	75,726
Empresa Brasileira de Aeronautica SA, ADR	397	10,723
Gafisa SA	3,010	38,121
Gerdau SA, SADR	3,418	37,940
Gerdau SA	4,179	39,860
Global Village Telecom Holding SA *	2,132	32,256
IronX Mineracao SA *	2,460	35,810
JBS SA	7,221	17,987
LLX Logistica SA *	2,460	2,327
Localiza Rent A CAR	2,689	14,018
Lojas Renner SA	2,700	33,344
MMX Mineracao e Metalicos SA *	2,460	11,506
MRV Engenharia e Participacoes SA	1,257	13,178
Natura Cosmeticos SA	3,500	34,027
OGX Petroleo e Gas Participacoes SA *	200	40,675
Perdigao SA *	2,828	54,096
Petroleo Brasileiro SA, ADR	5,976	262,645
Petroleo Brasileiro SA, SADR	8,438	315,750
Petroleo Brasileiro SA	37,000	820,926
Redecard SA	6,047	79,063
Souza Cruz SA	1,500	35,858
Tele Norte Leste Participacoes SA, ADR	1,336	23,327
Tele Norte Leste Participacoes SA	1,200	24,594
Tractebel Energia SA	2,800	30,459
Ultrapar Participacoes SA	1,800	47,760
Unibanco - Uniao de Bancos Brasileiros SA *	19,000	194,204
Unibanco - Uniao De Bancos
Brasileiros SA, ADR *	473	47,735
Usinas Siderurgicas de Minas Gerais
SA, SADR	1,323	27,654
Usinas Siderurgicas de Minas Gerais SA	1,200	24,184
Votorantim Celulose e Papel SA, SADR *	467	7,196

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Weg SA	2,800	$20,880

		4,140,314
Canada - 6.95%
Addax Petroleum Corp.	2,000	54,292
Agnico-Eagle Mines, Ltd.	2,887	157,608
Agrium, Inc.	3,139	175,495
Alimentation Couche Tard, Inc., ADR	3,000	39,323
ARC Energy Trust	2,000	43,411
Astral Media, Inc.	1,300	39,003
Bank of Montreal	9,891	427,053
Bank of Nova Scotia	20,352	917,920
Barrick Gold Corp.	18,110	663,140
BCE, Inc.	5,338	184,078
Biovail Corp.	2,850	27,047
Bombardier, Inc. *	29,062	157,837
Brookfield Asset Management, Inc.	10,248	276,265
Brookfield Properties Corp.	3,890	60,749
CAE, Inc.	5,184	41,404
Cameco Corp.	6,834	148,078
Canadian Imperial Bank of Commerce	7,770	445,940
Canadian National Railway Company	9,902	472,467
Canadian Natural Resources, Ltd.	11,108	761,930
Canadian Oil Sands Trust	5,000	182,100
Canadian Pacific Railway, Ltd.	3,226	172,993
Canadian Tire Corp., Ltd.	1,746	80,389
Canadian Utilities, Ltd.	1,000	35,659
Canfor Corp. *	100	767
CGI Group, Inc. *	6,224	54,447
CI Financial Income Fund	967	16,355
Eldorado Gold Corp. *	6,100	38,059
Enbridge, Inc.	7,024	259,906
EnCana Corp.	15,236	972,928
Enerplus Resources Fund	3,500	127,799
Ensign Energy Services, Inc.	2,700	42,317
Fairfax Financial Holdings, Ltd.	341	109,306
Finning International, Inc.	3,962	77,732
First Quantum Minerals, Ltd.	1,400	52,619
Fording Canadian Coal Trust	2,900	237,804
Fortis, Inc.	3,200	72,284
George Weston, Ltd.	1,064	51,448
Gerdau Ameristeel Corp.	3,800	36,598
Gildan Activewear, Inc. *	2,200	48,889
Goldcorp, Inc.	14,728	463,186
Great-West Lifeco, Inc.	5,124	151,180
Groupe Aeroplan, Inc.	4,735	58,684
Harvest Energy Trust	2,400	40,412
Husky Energy, Inc.	5,448	230,505
IGM Financial, Inc.	2,304	83,154
Imperial Oil, Ltd.	6,327	270,974
ING Canada, Inc., ADR	200	6,758
Inmet Mining Corp.	800	37,254
Ivanhoe Mines, Ltd. *	4,600	27,879
Jazz Air Income Fund, ADR *	350	1,723
Kinross Gold Corp.	13,081	210,058
Loblaw Companies, Ltd.	2,063	57,572
Lundin Mining Corp. *	6,800	20,191

The accompanying notes are an integral part of the financial statements.
170

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Magna International, Inc.	1,857	$95,411
Manulife Financial Corp.	31,176	1,121,369
MDS, Inc. *	2,609	31,158
Methanex Corp.	2,133	41,788
Metro, Inc.	2,500	72,539
National Bank of Canada	3,132	143,173
Nexen, Inc.	10,036	232,924
Niko Resources, Ltd.	900	48,381
Nortel Networks Corp. *	8,076	17,757
Nova Chemicals Corp.	1,651	36,285
Onex Corp.	2,168	55,960
OPTI Canada, Inc. *	3,300	34,264
Pan American Silver Corp. *	1,500	32,643
Penn West Energy Trust	7,197	171,159
Petro-Canada	9,708	322,916
Potash Corp. of Saskatchewan, Inc.	6,489	841,238
Power Corp. Of Canada	7,183	210,580
Power Financial Corp.	4,678	146,197
Precision Drilling Trust, ADR	1,300	21,377
Provident Energy Trust	3,900	34,813
QLT, Inc. *	300	981
Research In Motion, Ltd. *	10,400	700,760
RioCan Real Estate Investment Trust	2,100	39,879
Ritchie Bros. Auctioneers, Inc.	1,500	35,941
Rogers Communications, Inc., Class B	10,358	335,972
Royal Bank of Canada	26,924	1,277,578
Saputo, Inc.	3,000	71,177
Shaw Communications, Inc.	7,098	143,661
Sherritt International Corp., ADR	4,800	25,663
Shoppers Drug Mart Corp.	3,944	190,298
Silver Wheaton Corp. *	4,500	36,490
Sino-Forest Corp. *	2,700	34,021
Sun Life Financial, Inc.	11,248	393,165
Suncor Energy, Inc.	19,096	789,499
Talisman Energy, Inc.	20,474	288,954
Teck Cominco, Ltd.	8,688	246,701
Telus Corp. - Non Voting Shares	3,156	113,014
Telus Corp.	1,205	44,011
Thomson Corp.	4,202	114,225
TMX Group, Inc.	1,676	45,670
Toronto Dominion Bank Ontario	16,650	1,002,520
TransAlta Corp.	4,379	117,679
Trans-Canada Corp.	11,850	425,008
Trican Well Service, Ltd. *	2,300	34,578
Uranium One, Inc. *	12,200	26,366
Yamana Gold, Inc.	12,006	98,710
Yellow Pages Income Fund	5,400	50,486

		19,817,908
Chile - 0.26%
Banco Santander Chile SA, ADR	1,794	76,765
Cia Cervecerias Unidas SA, ADR	1,131	36,452
Compania de Telecomunicaciones de Chile
SA, SADR	4,451	30,311
Distribucion y Servicio D&S SA, ADR	1,922	42,553
Embotelladora Andina SA, ADR, Series A	514	6,882
Embotelladora Andina SA, ADR, Series B	1,218	17,661

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Chile (continued)
Empresa Nacional de Electricidad SA, ADR	4,340	$193,173
Enersis SA, SADR	10,330	168,586
Lan Airlines SA, SADR	4,420	50,388
Sociedad Quimica y Minera de
Chile SA, ADR, B Shares	4,090	103,109
Vina Concha Y Toro SA, ADR (a)	512	18,028

		743,908

China - 1.46%
Air China, Ltd., Class H	50,000	22,596
Aluminum Corp. of China, Ltd.	90,000	54,790
Angang New Steel Company, Ltd., Class H	27,960	25,931
Bank of China, Ltd.	567,400	219,882
Bank of Communications Company, Ltd.,
Class H	122,700	111,750
Beijing Capital International Airport Company,
Ltd., Class H	52,000	42,951
Beijing Datang Power Generation
Company, Ltd., Class H	84,000	46,887
BYD Company, Ltd., H Shares	11,400	19,080
Chaoda Modern Agriculture Holdings, Ltd.	40,500	34,206
China Communications
Construction Company , Ltd. - Hong Kong
Exchange	88,535	77,728
China Communications Services Corp., Ltd.,
Class H - Hong Kong Exchange	52,000	36,216
China Construction Bank - Hong Kong
Exchange	698,800	466,285
China Eastern Airlines Corp., Ltd. - Hong
Kong Exchange *	32,000	5,494
China Life Insurance Company, Ltd. - Hong
Kong Exchange	148,000	551,353
China Merchants Bank Company, Ltd. - Hong
Kong Exchange	57,500	138,856
China National Building Material Company,
Ltd. - Hong Kong Exchange	18,000	20,777
China Oilfield Services, Ltd., H Shares - Hong
Kong Exchange	38,000	35,207
China Petroleum & Chemical Corp., Class H -
Hong Kong Exchange	348,000	274,653
China Railway Construction Corp. - Hong
Kong Exchange *	40,500	53,475
China Railway Group, Ltd. - Hong Kong
Exchange *	77,000	46,962
China Shenhua Energy Company, Ltd. - Hong
Kong Exchange	68,000	166,799
China Shipping Container Lines Company,
Ltd. - Hong Kong Exchange	66,650	11,470
China Shipping Development Company, Ltd.,
Class H - Hong Kong Exchange	30,000	39,384
China Southern Airlines Company, Ltd. -
Hong Kong Exchange *	36,000	7,042
China Telecom Corp., Ltd. - Hong Kong
Exchange	294,000	120,656
COSCO Holdings	52,835	48,165
Country Garden Holdings Company, Ltd.	68,000	21,605
Dongfeng Motor Group Company, Ltd.	56,000	20,610
Foxconn International Holdings, Ltd. *	41,000	18,340
Guangdong Investment, Ltd.	76,000	17,948

The accompanying notes are an integral part of the financial statements.
171

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

China (continued)
Guangshen Railway Company, Ltd., Class H	30,000	$14,872
Guangzhou R&F Properties Company, Ltd., H
Shares	20,400	18,732
Huaneng Power International, Inc., Class H	62,000	41,220
Industrial & Commercial Bank of China, Ltd.	872,600	527,395
Jiangsu Expressway, Ltd.	26,000	19,515
Jiangxi Copper Company, Ltd., Class H	30,000	30,043
KWG Property Holding, Ltd.	16,000	4,332
Lenovo Group, Ltd.	100,000	44,136
Maanshan Iron & Steel Company, Ltd.	36,000	11,357
PetroChina Company, Ltd., Class H	438,000	454,685
PICC Property & Casualty Company, Ltd.,
Class H *	48,000	19,554
Shanghai Electric Group Company, Ltd. *	58,000	17,682
Shui On Land, Ltd.	50,000	20,875
Sinopec Shanghai Petrochemical
Company, Ltd., Class H	50,000	11,122
Tingyi Cayman Islands Holding Corp., GDR	42,000	49,067
Yanzhou Coal Mining Company, Ltd., Class H	40,000	41,246
Zhejiang Expressway Company, Ltd., Class H	30,000	17,810
Zijin Mining Group, Ltd.	85,902	43,438
ZTE Corp., Class H	5,320	20,151

		4,164,330
Colombia - 0.05%
BanColombia SA, ADR	4,615	131,297

Czech Republic - 0.15%
CEZ AS	4,187	262,093
Komercni Banka AS	308	69,266
Telefonica Czech Republic AS	2,281	53,688
Unipetrol AS	1,475	16,497
Zentiva NV	464	30,312

		431,856
Denmark - 0.70%
A P Moller Maersk AS, Series A	10	86,260
A P Moller Maersk AS	23	200,072
Carlsberg AS, B Shares	1,452	110,705
Coloplast AS	575	42,671
Danisco AS	1,031	57,946
Danske Bank AS	9,698	233,504
DSV AS, ADR	4,280	68,139
FLS Industries AS, B Shares	1,117	56,719
Jyske Bank *	1,262	63,543
Novo Nordisk AS	9,240	479,022
Novozymes AS, B Shares	964	85,906
Rockwool International AS, B Shares	150	12,829
Sydbank AS	1,290	38,696
Topdanmark AS *	353	50,585
TrygVesta AS	589	37,871
Vestas Wind Systems AS *	3,844	335,523
William Demant Holdings AS *	582	26,177

		1,986,168
Egypt - 0.12%
Commercial International Bank	4,698	34,049
Egypt Kuwait Holding Company	10,330	24,062
Egyptian Company for Mobile Services	661	12,844

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Egypt (continued)
Egyptian Financial Group-Hermes Holding	3,297	$20,277
EL Ezz Aldekhela Steel Alexandria	52	12,842
EL EZZ Steel Company	1,707	5,670
ElSwedy Cables Holding Company *	1,339	24,947
Orascom Construction Industries	1,527	87,631
Orascom Telecom Holding SAE	9,355	67,682
Sidi Kerir Petrochemicals Company	6,580	18,534
Talaat Moustafa Group *	15,104	15,539
Telecom Egypt	6,452	17,445

		341,522
Finland - 1.07%
Cargotec Corp. Oyj, B Shares	826	16,874
Elisa Oyj, Class A	3,107	60,967
Fortum Corp. Oyj	9,504	318,947
Kesko Oyj	1,369	35,026
Kone Corp. Oyj	3,226	87,796
Metra Oyj, B Shares	1,869	78,738
Metso Oyj	2,627	64,431
Neste Oil Oyj	2,721	56,747
Nokia AB Oyj	82,494	1,538,631
Nokian Renkaat Oyj	2,400	57,751
OKO Bank PLC, Series A	2,900	42,263
Orion Oyj, Series B	1,803	30,547
Outokumpu Oyj	2,587	41,217
Rautaruukki Oyj *	1,881	37,592
Sampo Oyj, A Shares	9,424	214,413
SanomaWSOY Oyj	1,730	32,715
Stora Enso Oyj, Series R	11,947	116,735
UPM-Kymmene Oyj	11,607	181,096
YIT Oyj	3,040	31,745

		3,044,231
France - 7.27%
Accor SA	3,920	209,354
Aeroports de Paris	634	52,347
Air France-KLM	2,436	55,773
Air Liquide	5,249	576,783
Alcatel-Lucent *	44,117	170,014
Alstom	4,252	322,767
Atos Origin SA	1,306	57,475
AXA Group SA	31,060	1,016,729
BNP Paribas SA	16,384	1,563,976
Bouygues SA	4,458	201,949
Bureau Veritas SA	816	41,748
Cap Gemini SA	2,569	121,362
Carrefour SA	12,419	585,642
Casino Guich-Perrachon SA	852	76,023
Christian Dior SA	1,096	83,123
Cie Generale de Geophysique-Veritas *	2,435	77,260
CNP Assurances SA	844	95,330
Compagnie de Saint-Gobain SA	5,486	283,782
Compagnie Generale des Etablissements
Michelin, Class B	2,739	177,411
Credit Agricole SA	17,148	330,268
Dassault Systemes SA	1,363	73,033
Eiffage SA	749	40,133

The accompanying notes are an integral part of the financial statements.
172

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

France (continued)
Electricite de France	4,028	$291,278
Eramet	104	39,842
Essilor International SA	3,947	197,134
Eurazeo	512	43,282
European Aeronautic Defence &
Space Company	6,023	102,780
Eutelsat Communications *	1,757	46,737
France Telecom SA	37,694	1,057,302
GDF Suez	23,596	1,227,613
Gecina SA	241	25,975
Groupe DANONE	9,053	642,146
Hermes International SA	1,377	224,031
ICADE	295	23,899
Imerys SA	643	36,943
JC Decaux SA	1,101	24,110
Klepierre SA	1,184	46,341
Lafarge SA	2,892	304,494
Lagardere S.C.A.	2,374	107,011
Legrand SA, ADR	682	15,382
L'Oreal SA	4,932	483,945
LVMH Moet Hennessy SA	5,115	449,065
M6-Metropole Television	1,088	23,920
Natixis	20,111	67,346
Neopost SA	650	61,292
PagesJaunes Groupe SA	1,945	27,142
Pernod-Ricard SA	3,417	301,007
PPR SA	1,473	131,801
PSA Peugeot Citroen SA	3,045	114,602
Publicis Groupe SA	2,458	77,420
Renault Regie Nationale SA	3,627	231,146
Safran SA	2,630	46,027
Sanofi-Aventis SA	21,043	1,383,483
Schneider Electric SA	4,311	370,205
SCOR SE	2,913	56,643
Societe BIC SA	499	25,925
Societe Generale	9,366	841,345
Societe Television Francaise 1	1,890	33,483
Sodexho Alliance	1,819	107,346
STMicroelectronics NV	13,354	135,413
Suez Environnement SA *	5,206	128,184
Technip SA	1,858	104,403
Thales SA	1,721	86,850
Total SA	43,328	2,632,172
Unibail-Rodamco, REIT	1,643	332,429
Valeo SA	1,391	42,094
Vallourec SA	952	205,420
Veolia Environnement SA	7,568	311,356
Vinci SA	8,751	412,313
Vivendi SA	24,096	755,427
Wendel	556	44,346
Zodiac SA	707	33,718

		20,725,850
Germany - 6.25%
Adidas-Salomon AG	4,347	232,216
Allianz SE	9,338	1,280,223
Arcandor AG *	1,054	3,457

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Germany (continued)
BASF SE	20,140	$960,204
Bayer AG	15,855	1,161,175
Bayerische Motoren Werke (BMW) AG	6,654	257,914
Beiersdorf AG	1,788	113,013
Bilfinger Berger AG	677	35,262
Celesio AG	1,754	76,549
Commerzbank AG	12,885	191,005
Continental AG *	3,042	302,389
Daimler AG	18,338	910,536
Deutsche Bank AG	10,363	741,338
Deutsche Boerse AG	4,071	372,539
Deutsche Lufthansa AG	4,759	93,030
Deutsche Post AG	16,928	353,194
Deutsche Postbank AG	1,640	62,123
Deutsche Telekom AG	57,290	870,076
E.ON AG	39,353	1,980,907
Fraport AG, ADR	892	53,010
Fresenius AG	544	39,933
Fresenius Medical Care AG & Company	3,765	194,901
Fresenius SE	1,559	113,458
GEA Group AG	3,066	59,345
Hamburger Hafen und Logistik AG	511	30,309
Hannover Rueckversicherung AG	1,212	44,357
Heidelbergcement AG	502	53,049
Henkel AG & Company KGaA	2,177	66,768
Henkel AG & Company KGaA	3,662	133,575
Hochtief AG	887	42,333
Hypo Real Estate Holding AG	2,951	17,408
Infineon Technologies AG *	14,777	82,040
IVG Immobilien AG	1,907	18,374
K&S AG	2,868	198,856
Linde AG	2,814	300,495
MAN AG	2,125	143,069
Merck KGAA *	1,292	137,783
Metro AG	2,280	114,333
Muenchener Rueckversicherungs-
Gesellschaft AG	4,295	647,879
ProSieben Sat.1 Media AG	1,852	12,528
Puma AG	139	37,831
Q-Cells AG *	1,216	101,966
Rheinmetall AG	643	34,607
RWE AG	9,192	876,334
Salzgitter AG	835	84,440
SAP AG	17,692	942,257
Siemens AG	17,988	1,677,867
Solarworld AG	1,726	72,649
Thyssen Krupp AG	7,307	219,385
TUI AG	4,099	67,709
United Internet AG	2,526	27,161
Volkswagen AG	2,927	1,146,934
Wacker Chemie AG	314	44,829

		17,834,922
Greece - 0.48%
Alpha Bank A.E.	8,077	175,846
Bank of Piraeus SA	6,793	141,443
Coca-Cola Hellenic Bottling Company SA	3,420	74,645

The accompanying notes are an integral part of the financial statements.
173

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Giordano International, Ltd.	1,389	$485
Gome Electrical Appliances Holdings, Ltd.	144,000	42,514
Guangzhou Investment Company, Ltd.	130,000	12,661
Hang Lung Group, Ltd.	17,000	53,850
Hang Lung Properties, Ltd.	40,674	95,748
Hang Seng Bank, Ltd.	15,281	288,874
Harbin Power Equipment Company, Ltd.	14,000	10,029
Henderson Investment, Ltd.	10,000	469
Henderson Land Development Company, Ltd.	19,489	86,877
Hengan International Group Company, Ltd.,
GDR	16,000	45,533
Hidili Industry International Development, Ltd.	27,000	13,164
Hong Kong & China Gas Company, Ltd.	76,227	174,004
Hong Kong Aircraft Engineering Company	1,200	13,800
Hong Kong Electric Holdings, Ltd.	26,418	165,931
Hong Kong Exchange & Clearing, Ltd.	20,570	253,349
Hopewell Holdings, Ltd.	12,638	45,897
Hopson Development Holdings, Ltd., GDR	12,000	6,097
Hutchison Telecommunications
International, Ltd. *	28,277	31,578
Hutchison Whampoa, Ltd.	44,423	341,193
Hysan Development Company, Ltd.	12,318	32,065
Johnson Electronic Holdings, Ltd.	475	178
Kerry Properties, Ltd.	11,599	37,593
Kingboard Chemical Holdings, Ltd.	10,228	34,923
Lee & Man Paper Manufacturing, Ltd.	8,000	4,384
Li & Fung, Ltd.	42,829	104,805
Li Ning Company, Ltd.	14,000	24,561
Lifestyle International Holdings, Ltd.	12,500	14,198
Link, REIT	40,376	83,932
Mongolia Energy Company, Ltd. *	67,000	36,078
MTR Corp., Ltd.	26,432	78,047
New World Development Company, Ltd.	47,161	52,525
Nine Dragons Paper Holdings, Ltd.	48,600	18,181
Noble Group, Ltd.	38,400	36,543
NWS Holdings, Ltd.	7,159	12,846
Orient Overseas International, Ltd.	3,938	10,088
Pacific Basin Shipping, Ltd.	24,000	19,954
Parkson Retail Group, Ltd.	32,500	36,047
PCCW, Ltd.	66,652	27,773
Ping An Insurance Group Company of China,
Ltd.	29,000	169,823
Shanghai Industrial Holdings, Ltd.	12,000	27,430
Shangri-La Asia, Ltd.	19,953	28,586
Shimao Property Holdings, Ltd., GDR	30,500	17,590
Shougang Concord International Enterprises
Company, Ltd.	106,000	15,281
Shun Tak Holdings, Ltd.	18,000	6,198
Sino Land Company, Ltd.	24,774	27,747
Sinofert Holdings, Ltd.	46,000	23,189
Sino-Ocean Land Holdings, Ltd.	63,000	19,595
Soho China, Ltd.	54,500	18,418
Sun Hung Kai Properties, Ltd.	29,389	302,847
Swire Pacific, Ltd., Class A	15,837	139,209
Techtronic Industries Company, Ltd.	485	446
Television Broadcasting Company, Ltd.	3,819	16,217
Tencent Holdings, Ltd.	20,000	146,187

The accompanying notes are an integral part of the financial statements.
174

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Wharf Holdings, Ltd.	27,373	$78,203
Wheelock and Company, Ltd.	22,000	39,904
Wing Hang Bank, Ltd.	3,064	23,541
Wing Lung Bank, Ltd.	2,100	41,981
Yue Yuen Industrial Holdings, Ltd.	8,933	24,402

		7,451,550
Hungary - 0.17%
Gedeon Richter Rt.	336	61,503
Magyar Telekom Rt.	11,267	52,846
MOL Magyar Olaj & Gazipari Rt.	1,444	132,034
OTP Bank Rt. *	6,386	231,105

		477,488
India - 1.17%
Bajaj Auto, Ltd., ADR (g)	977	8,793
Bajaj Auto, Ltd.	977	12,688
Bajaj Finserv, Ltd.	977	7,906
Dr. Reddy's Laboratories, Ltd., ADR	3,186	35,524
Grasim Industries, Ltd., ADR (g)	1,051	87,233
ICICI Bank, Ltd., SADR	15,187	357,198
Infosys Technologies, Ltd., ADR	22,170	738,483
Larsen & Toubro, Ltd., ADR (g)	3,534	184,086
Ranbaxy Laboratories, Ltd., ADR	4,394	23,728
Reliance Capital, Ltd. (g)	811	19,747
Reliance Communication, Ltd., ADR (g)	23,711	168,398
Reliance Energy, Ltd., ADR (g)	405	20,444
Reliance Industries, Ltd., GDR (g)	14,865	1,208,524
Reliance Natural Resources, Ltd., ADR * (g)	8,110	25,367
Satyam Computer Services, Ltd., ADR	13,362	215,796
State Bank of India, Ltd., ADR	709	42,895
Tata Communications, Ltd., ADR (a)	977	20,644
Tata Motors, Ltd., SADR	11,229	86,014
Wipro, Ltd., ADR	7,013	68,166

		3,331,634
Indonesia - 0.28%
Aneka Tambang Tbk PT	71,375	10,847
Astra Agro Lestari Tbk PT	8,342	11,307
Astra International Tbk PT	43,017	76,732
Bank Central Asia Tbk PT	258,226	85,055
Bank Danamon Indonesia Tbk PT	36,741	18,733
Bank Internasional Indonesia Tbk PT	362,500	11,917
Bank Mandiri Tbk PT	151,122	41,888
Bank Rakyat Indonesia Tbk PT	115,999	65,539
Bumi Resources Tbk PT	369,220	122,791
Indocement Tunggal Prakarsa Tbk PT	20,013	12,516
Indofood Sukses Makmur Tbk PT	90,595	18,586
Indosat Tbk PT, ADR (a)	523	17,081
Indosat Tbk PT	26,000	16,629
International Nickel Indonesia Tbk PT	40,000	12,816
Perusahaan Gas Negara Tbk PT	217,515	49,286
PT Telekomunikiasi Indonesia, ADR	2,899	86,332
Semen Gresik Persero Tbk PT	30,860	11,021
Telekomunikasi Indonesia Tbk PT	98,000	73,199
Truba Alam Manunggal Engineering PT *	157,500	2,683
Unilever Indonesia Tbk PT	32,500	25,684

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Indonesia (continued)
United Tractors Tbk PT	32,120	$31,671

		802,313
Ireland - 0.35%
Allied Irish Banks PLC - London Exchange	1,771	14,449
Allied Irish Banks PLC	16,539	135,959
Anglo Irish Bank Corp. PLC	15,416	87,450
Bank of Ireland - London Exchange	1,444	8,216
Bank of Ireland	19,645	109,520
C&C Group PLC	206	551
CRH PLC - London Exchange	1,079	23,053
CRH PLC	10,598	224,277
Elan Corp. PLC *	1,612	16,919
Elan Corp. PLC *	7,649	80,963
Experian Group, Ltd.	20,151	133,549
Greencore Group PLC	6	15
Irish Life & Permanent PLC - London
Exchange	832	5,840
Irish Life & Permanent PLC	4,627	32,414
Kerry Group PLC, Class A - London Exchange	2,393	70,073
Kerry Group PLC, Class A - London Exchange	479	14,092
Ryanair Holdings PLC, SADR *	1,203	26,983
Smurfit Kappa Group PLC	2,490	10,776

		995,099
Israel - 0.50%
Africa-Israel Investments, Ltd.	259	6,536
Aladdin Knowledge Systems, ADR *	144	1,924
Alvarion, Ltd., ADR *	544	3,161
Audio Codes, Ltd., ADR *	632	1,593
Bank Hapoalim, Ltd.	18,726	55,420
Bank Leumi Le-Israel, Ltd.	16,788	57,115
Bezek Israeli Telecommunications Corp., Ltd.	21,603	38,295
Cellcom Israel, Ltd.	1,173	35,260
Check Point Software Technologies, Ltd. *	3,525	80,158
Delek Group, Ltd.	45	3,632
Discount Investment Corp.	492	8,953
Elbit Systems, Ltd.	482	25,128
Gazit Globe, Ltd.	492	3,588
Given Imaging Corp., ADR *	85	948
ICL Israel Chemicals, Ltd.	11,174	155,987
IDB Development Corp., Ltd.	118	1,546
Israel Corp., Ltd.	48	34,696
Israel Discount Bank, Ltd. *	8,360	12,221
Koor Industries, Ltd.	166	6,740
Makhteshim-Agam Industries, Ltd.	5,876	37,031
Nice Systems, Ltd. *	1,055	29,385
Oil Refineries, Ltd.	19,381	11,250
Ormat Industries	1,616	17,355
Partner Communications, Ltd.	1,609	29,616
RADWARE, Ltd., ADR *	269	2,241
Syneron Medical, Ltd., ADR *	462	6,584
Teva Pharmaceutical Industries, Ltd.	15,950	736,844
United Mizrahi Bank, Ltd.	2,283	14,238

		1,417,445
Italy - 2.58%
A2A SpA	25,184	64,261

The accompanying notes are an integral part of the financial statements.
175

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Italy (continued)
Alleanza Assicurazioni SpA	8,001	$73,546
Assicurazioni Generali SpA	21,845	725,191
Autogrill SpA (a)	1,513	17,179
Autostrade SpA	4,974	102,480
Banca Carige SpA	14,124	46,658
Banca Intesa SpA - Non convertible	18,903	90,181
Banca Monte dei Paschi Siena SpA	40,580	100,997
Banca Popolare di Milano SpA	7,369	62,627
Banche Popolari Unite SpA	11,631	254,797
Banco Popolare Societa Cooperativa	12,925	200,783
Bulgari SpA	2,249	20,132
Enel SpA	89,598	747,936
Eni SpA	53,965	1,430,400
Fiat SpA	13,699	184,086
Finmeccanica SpA	5,653	122,543
Fondiaria-Sai SpA	1,154	27,239
IFIL - Investments SpA	7,805	35,394
Intesa Sanpaolo SpA	159,119	875,087
Italcementi SpA, RNC	672	6,333
Italcementi SpA	896	11,099
Lottomatica SpA	1,124	29,432
Luxottica Group SpA	2,452	56,417
Mediaset SpA	14,004	88,938
Mediobanca SpA	9,167	124,422
Mediolanum SpA	3,435	15,735
Mondadori (Arnoldo) Editore SpA	29	147
Parmalat SpA	27,945	65,963
Pirelli & Company SpA	46,476	27,422
Prysmian SpA	2,128	41,860
Saipem SpA	5,321	159,210
Snam Rete Gas SpA	16,364	98,893
Telecom Italia SpA - RSP	116,771	132,365
Telecom Italia SpA	207,306	308,529
Terna Rete Elettrica Nationale SpA	21,134	77,699
UniCredito Italiano SpA	235,501	880,619
Unipol Gruppo Finanziario SpA, ADR	17,202	36,913

		7,343,513
Japan - 15.91%
Acom Company, Ltd.	1,333	45,557
Advantest Corp.	3,020	63,859
AEON Company, Ltd.	13,996	142,995
AEON Credit Service Company, Ltd.	1,423	14,524
Aeon Mall Company, Ltd.	1,500	44,707
Aiful Corp. (a)	1,398	10,817
Aioi Insurance Company, Ltd.	9,000	44,891
Aisin Seiki Company	3,821	93,577
Ajinomoto Company, Inc.	13,695	130,524
Alfresa Holdings Corp.	576	27,883
All Nippon Airways Company, Ltd.	13,285	47,326
Alps Electric Company, Ltd.	3,662	28,666
Amada Company, Ltd.	7,171	39,382
Aozora Bank, Ltd.	18,000	28,217
Asahi Breweries, Ltd.	7,699	134,937
Asahi Glass Company, Ltd.	21,809	191,715
Asahi Kasei Corp.	22,037	92,719
ASATSU-DK, Inc.	52	1,481

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
ASICS Corp.	3,000	$23,322
Astellas Pharmaceuticals, Inc.	10,405	437,210
Bank of Kyoto, Ltd.	6,000	61,238
Benesse Corp.	1,746	71,314
Bridgestone Corp.	12,547	237,534
Brother Industries, Ltd.	4,700	49,765
Canon Marketing Japan, Inc.	1,500	22,976
Canon, Inc.	22,026	835,025
Casio Computer Company, Ltd.	4,267	40,063
Central Glass Company, Ltd.	114	381
Central Japan Railway Company, Ltd.	34	320,604
Chiba Bank, Ltd.	15,104	79,192
Chubu Electric Power Company, Inc.	13,423	316,283
Chugai Pharmaceutical Company, Ltd.	5,084	82,847
Chugoku Bank, Ltd.	3,000	41,863
Chugoku Electric Power Company, Inc.	5,600	114,809
Circle K Sunkus Company, Ltd.	88	1,459
Citizen Watch Company, Ltd.	5,665	39,263
Coca-Cola West Japan Company, Ltd.	1,323	29,896
Cosmo Oil Company, Ltd.	8,000	18,976
Credit Saison Company, Ltd.	3,109	51,096
CSK Corp.	1,310	19,144
Dai Nippon Printing Company, Ltd.	12,047	162,495
Daicel Chemical Industries, Ltd.	6,466	29,088
Daido Steel Company, Ltd.	7,000	37,047
Daihatsu Motor Company, Ltd.	5,000	54,701
Daiichi Sankyo Company, Ltd.	14,028	361,452
Daikin Industries, Ltd.	5,185	174,880
Dainippon Ink & Chemicals, Inc.	13,990	26,496
Dainippon Screen Manufacturing
Company, Ltd.	762	2,468
Dainippon Sumitomo Pharma Company, Ltd.	4,000	32,768
Daito Trust Construction Company, Ltd.	1,581	58,802
Daiwa House Industry Company, Ltd.	10,285	98,330
Daiwa Securities Group, Inc.	26,649	194,104
Dena Company, Ltd.	6	24,175
Denki Kagaku Kogyo Kabushiki Kaisha	9,523	25,053
Denso Corp.	9,778	239,833
Dentsu, Inc.	39	78,435
Dowa Mining Company, Ltd.	5,466	24,511
East Japan Railway Company	71	529,492
Eisai Company, Ltd.	4,948	193,219
Electric Power Development Company, Ltd.	3,000	96,878
Elpida Memory, Inc. *	1,800	33,831
FamilyMart Company, Ltd.	1,240	52,469
Fanuc, Ltd.	3,821	287,461
Fast Retailing Company, Ltd.	1,134	115,638
Fuji Electric Holdings Company, Ltd.	10,580	25,557
Fuji Heavy Industries, Ltd.	14,000	70,915
Fuji Photo Film Company, Ltd.	9,833	253,503
Fuji Television Network, Inc.	10	12,898
Fujitsu, Ltd.	40,379	227,009
Fukuoka Financial Group, Inc.	16,000	58,880
Furukawa Electric Company, Ltd.	11,638	51,392
Goodwill Group, Inc. *	21	660
Gunma Bank	8,523	48,602

The accompanying notes are an integral part of the financial statements.
176

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Hakuhodo DY Holdings, Inc.	460	$22,693
Hankyu Hanshin Holdings, Inc.	27,600	126,772
Haseko Corp.	18,500	13,286
Hikari Tsushin, Inc.	600	12,845
Hino Motors, Ltd.	5,114	20,677
Hirose Electric Company, Ltd.	617	58,806
Hisamitsu Pharmaceutical Company, Inc.	1,300	56,898
Hitachi Chemical, Ltd.	1,816	24,370
Hitachi Construction Machinery Company, Ltd.	2,257	55,786
Hitachi High-Technologies Corp.	1,100	21,813
Hitachi Metals, Ltd.	4,000	47,808
Hitachi, Ltd.	70,882	478,523
Hokkaido Electric Power Company, Inc.	3,532	73,749
Hokuhoku Financial Group, Inc.	22,866	51,028
Hokuriku Electric Power Company	3,500	84,221
Honda Motor Company, Ltd.	33,938	1,029,433
Hoya Corp.	8,008	158,861
Ibiden Company, Ltd.	2,500	60,860
Idemitsu Kosan Company, Ltd.	400	32,395
Inpex Holdings, Inc.	17	144,473
Isetan Mitsukoshi Holdings, Ltd. *	6,576	77,157
Ishikawajima-Harima Heavy Industries
Company, Ltd.	24,866	39,072
Isuzu Motors, Ltd.	26,000	72,255
IT Holdings Corp. *	17	251
ITO EN, Ltd.	1,094	14,201
Itochu Corp.	31,798	191,556
Itochu Techno-Science Corp.	552	14,061
Iyo Bank, Ltd.	5,000	54,505
J Front Retailing Company, Ltd.	12,000	69,229
JAFCO Company, Ltd.	647	24,387
Japan Airlines System Corp. *	16,047	33,042
Japan Petroleum Exploration Company, Ltd.	600	30,800
Japan Prime Realty Investment Corp., REIT	12	28,453
Japan Real Estate Investment Corp., REIT	8	64,555
Japan Retail Fund Investment Corp., REIT	8	32,892
Japan Tobacco, Inc.	96	361,832
JFE Holdings, Inc.	10,538	326,848
JGC Corp.	4,114	66,002
Joyo Bank, Ltd.	14,047	63,948
JS Group Corp.	5,084	64,002
JSR Corp.	3,667	48,901
Jupiter Telecommunications Company, Ltd. *	100	72,001
Kajima Corp.	17,809	53,799
Kamigumi Company, Ltd.	4,466	33,549
Kaneka Corp.	5,171	28,566
Kansai Electric Power Company, Ltd.	15,522	345,341
Kansai Paint Company, Ltd.	3,762	23,334
Kao Corp.	10,638	285,285
Kawasaki Heavy Industries, Ltd.	30,037	64,087
Kawasaki Kisen Kaisha, Ltd.	10,933	67,639
KDDI Corp.	59	334,215
Keihin Electric Express Railway Company, Ltd. (a)	8,933	58,550
Keio Corp.	12,285	66,158
Keisei Electric Railway Company, Ltd.	5,000	27,529
Keyence Corp.	752	150,011

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Kikkoman Corp.	2,762	$37,411
Kinden Corp.	1,409	13,423
Kintetsu Corp.	33,208	115,726
Kirin Brewery Company, Ltd.	17,104	224,730
Kobe Steel Company, Ltd.	53,483	107,623
Komatsu, Ltd.	18,070	295,833
Komori Corp.	105	1,411
Konami Corp.	1,857	46,727
Konica Minolta Holdings, Inc.	9,609	109,819
Koyo Seiko Company, Ltd.	4,157	47,430
Kubota Corp.	24,218	152,754
Kuraray Company, Ltd.	7,700	76,540
Kurita Water Industries, Ltd.	2,181	51,083
Kyocera Corp.	3,462	262,786
Kyowa Hakko Kogyo Company, Ltd.	5,862	61,651
Kyushu Electric Power Company, Inc.	7,469	155,688
Lawson, Inc.	1,269	58,520
LeoPalace21 Corp.	2,498	19,316
Mabuchi Motor Company, Ltd.	482	21,917
Makita Corp.	2,457	50,333
Marubeni Corp.	32,798	148,673
Marui Company, Ltd.	6,236	46,570
Maruichi Steel Tube, Ltd.	1,100	30,213
Matsushita Electric Industrial Company, Ltd.	38,607	665,566
Matsushita Electric Works, Ltd.	7,819	69,437
Mazda Motor Corp.	19,000	77,378
Mediceo Holdings Company, Ltd.	2,910	35,601
Meiji Dairies Corp.	4,114	21,994
Minebea Company, Ltd.	7,523	28,216
Mitsubishi Chemical Holdings Corp., ADR	28,000	148,001
Mitsubishi Corp.	28,044	585,002
Mitsubishi Electric Corp.	39,027	263,318
Mitsubishi Estate Company, Ltd.	24,218	477,219
Mitsubishi Gas & Chemicals Company, Inc.	7,171	34,681
Mitsubishi Heavy Industries, Ltd.	64,063	278,257
Mitsubishi Logistics Corp.	2,057	26,063
Mitsubishi Materials Corp.	22,980	72,180
Mitsubishi Motors Corp. * (a)	72,000	121,327
Mitsubishi Rayon Company, Ltd.	9,990	24,741
Mitsubishi UFJ Financial Group, Inc.	215,400	1,878,342
Mitsubishi UFJ Lease & Finance
Company, Ltd.	1,490	48,759
Mitsui & Company, Ltd.	35,389	439,330
Mitsui Chemicals, Inc.	12,990	57,267
Mitsui Engineering & Shipbuilding
Company, Ltd.	15,638	29,800
Mitsui Fudosan Company, Ltd.	16,752	323,681
Mitsui Mining & Smelting Company, Ltd.	9,990	23,317
Mitsui O.S.K. Lines, Ltd.	22,513	195,601
Mitsui Sumitomo Insurance Group Holdings,
Inc. *	8,222	280,020
Mitsui Trust Holdings, Inc.	17,990	97,123
Mitsumi Electric Company, Ltd.	1,699	43,143
Mizuho Financial Group, Inc.	200	874,629
Mizuho Trust & Banking Company, Ltd.	30,000	41,162
Murata Manufacturing Company, Ltd.	4,596	185,543
Namco Bandai Holdings, Inc.	4,067	44,711

The accompanying notes are an integral part of the financial statements.
177

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
NEC Corp.	40,617	$173,602
NEC Electronics Corp. *	652	13,622
NGK INSULATORS, Ltd.	5,171	63,306
NGK Spark Plug Company, Ltd.	3,762	36,624
NHK Spring Company, Ltd.	3,000	16,638
NICHIREI Corp.	466	2,482
Nidec Corp.	2,186	134,480
Nikon Corp.	6,819	163,581
Nintendo Company, Ltd.	2,092	887,371
Nippon Building Fund, Inc., REIT	11	106,339
Nippon Electric Glass Company, Ltd.	7,000	63,409
Nippon Express Company, Ltd.	16,809	75,039
Nippon Meat Packers, Inc.	3,762	57,048
Nippon Mining Holdings, Inc.	17,632	71,022
Nippon Oil Corp.	25,094	126,366
Nippon Paper Group, Inc.	17	49,680
Nippon Sheet Glass Company, Ltd.	13,171	68,210
Nippon Steel Corp.	108,536	409,740
Nippon Telegraph & Telephone Corp.	109	486,515
Nippon Yusen Kabushiki Kaisha	22,923	149,426
NIPPONKOA Insurance Company, Ltd.	13,000	73,071
Nishi-Nippon City Bank, Ltd.	12,000	29,964
Nissan Chemical Industries, Ltd.	2,762	25,362
Nissan Motor Company, Ltd.	45,290	306,241
Nisshin Seifun Group, Inc.	3,114	41,919
Nisshin Steel Company	16,047	31,042
Nisshinbo Industries, Inc.	3,409	33,245
Nissin Food Products Company, Ltd.	1,716	61,159
Nitori Company, Ltd.	768	45,630
Nitto Denko Corp.	3,332	84,768
NOK Corp.	2,492	27,937
Nomura Holdings, Inc.	36,907	481,640
Nomura Real Estate Holdings, Inc.	1,300	30,965
Nomura Real Estate Office Fund, Inc.	5	34,167
Nomura Research Institute, Ltd.	2,411	49,622
NSK, Ltd.	8,285	47,862
NTN Corp.	8,228	42,759
NTT Data Corp.	26	102,791
NTT DoCoMo, Inc.	322	515,424
NTT Urban Development Corp.	20	24,320
Obayashi Corp.	11,638	58,855
OBIC Company, Ltd.	120	19,583
Odakyu Electric Railway Company, Ltd.	11,695	86,565
Oji Paper Company, Ltd.	17,809	89,534
Okuma Holdings, Inc.	3,000	17,408
Okumura Corp.	114	436
Olympus Optical Company, Ltd.	4,466	130,531
Omron Corp.	4,161	64,588
Ono Pharmaceutical Company, Ltd.	1,900	87,778
Onward Kashiyama Company, Ltd.	2,409	25,194
Oracle Corp. - Japan	852	38,776
Oriental Land Company, Ltd.	893	60,540
ORIX Corp.	1,866	233,638
Osaka Gas Company, Ltd.	42,845	147,528
Otsuka Corp.	300	19,578
Pioneer Electronic Corp.	3,221	21,246

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Promise Company, Ltd.	1,619	$31,328
Q.P. Corp.	87	809
Rakuten, Inc.	124	69,971
Resona Holdings, Inc.	113	152,441
Ricoh Company, Ltd.	13,399	188,403
Rinnai Corp.	52	2,122
Rohm Company, Ltd.	2,027	111,492
SANKYO Company, Ltd.	993	50,404
Santen Pharmaceutical Company, Ltd.	1,300	33,047
Sanyo Electric Company, Ltd. *	29,151	50,614
Sapporo Hokuyo Holdings, Inc.	6	30,036
Sapporo Holdings, Ltd.	5,466	40,590
SBI Holdings, Inc.	478	71,557
Secom Company, Ltd.	4,190	174,545
Sega Sammy Holdings, Inc.	4,292	38,824
Seiko Epson Corp.	2,622	60,976
Sekisui Chemical Company, Ltd.	11,228	66,745
Sekisui House, Ltd.	9,638	88,487
Seven & I Holdings Company, Ltd.	18,181	522,338
Sharp Corp.	20,218	220,923
Shikoku Electric Power Company, Inc.	3,700	92,931
Shimadzu Corp.	5,000	40,516
Shimamura Company, Ltd.	376	25,215
Shimano, Inc. *	1,369	47,129
Shimizu Corp.	10,695	50,947
Shin-Etsu Chemical Company, Ltd.	8,611	409,459
Shinko Electric Industries Company, Ltd.	1,200	11,358
Shinko Securities Company, Ltd.	11,000	31,059
Shinsei Bank, Ltd.	35,094	107,942
Shionogi & Company, Ltd.	6,523	132,119
Shiseido Company, Ltd.	6,523	146,072
Shizuoka Bank, Ltd.	11,342	111,669
Showa Denko K.K.	23,161	48,837
Showa Shell Sekiyu K.K.	3,555	34,624
SMC Corp.	1,164	121,274
SOFTBANK Corp.	15,388	200,530
Sojitz Holdings Corp.	27,391	63,485
Sompo Japan Insurance, Inc.	17,104	145,173
Sony Corp. *	20,742	639,633
Sony Financial Holdings, Inc.	19	74,806
Square Enix Company, Ltd.	1,600	46,792
Stanley Electric Corp.	2,908	42,660
Sumco Corp.	2,300	36,404
Sumitomo Bakelite Company, Ltd.	762	3,259
Sumitomo Chemical Company, Ltd.	31,446	138,916
Sumitomo Corp.	23,966	223,455
Sumitomo Electric Industries, Ltd.	15,199	165,428
Sumitomo Heavy Industries, Ltd.	11,990	57,165
Sumitomo Metal Industries, Ltd.	81,577	252,901
Sumitomo Metal Mining Company, Ltd.	11,285	113,095
Sumitomo Mitsui Financial Group, Inc.	141	884,022
Sumitomo Realty &
Development Company, Ltd.	7,876	171,529
Sumitomo Rubber Industries, Inc.	3,100	27,618
Sumitomo Titanium Corp.	300	9,985
Sumitomo Trust & Banking Company, Ltd.	30,446	202,845

The accompanying notes are an integral part of the financial statements.
178

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Suruga Bank, Ltd.	4,114	$47,886
Suzuken Company, Ltd.	1,123	34,126
Suzuki Motor Corp.	7,100	131,557
T&D Holdings, Inc.	3,891	205,529
TAIHEIYO CEMENT CORP.	18,809	27,422
Taisei Corp.	20,866	54,455
Taisho Pharmaceuticals Company, Ltd.	2,762	54,782
Taiyo Nippon Sanso Corp.	5,819	46,099
Takashimaya Company, Ltd.	5,819	50,702
Takeda Pharmaceutical Company, Ltd.	17,549	883,602
Takefuji Corp. (a)	2,056	26,755
Tanabe Seiyaku Company, Ltd.	4,000	55,592
TDK Corp.	2,668	133,629
Teijin, Ltd.	18,104	54,400
Terumo Corp.	3,403	177,515
The 77th Bank, Ltd.	6,523	32,891
The Bank of Yokohama, Ltd.	23,684	117,316
The Hachijuni Bank, Ltd.	9,000	47,744
The Hiroshima Bank, Ltd.	9,000	33,338
The Japan Steel Works, Ltd.	7,000	87,031
The Tokyo Electric Power Company, Ltd.	25,367	624,140
THK Company, Ltd.	2,781	43,272
Tobu Railway Company, Ltd.	16,752	81,229
Toho Company, Ltd.	1,933	40,452
Toho Gas Company, Ltd.	10,000	55,155
Toho Titanium Company, Ltd. (a)	500	7,737
Tohoku Electric Power Company, Inc.	8,480	182,273
Tokai Rika Company, Ltd.	1,100	13,971
Tokio Marine Holdings, Inc.	14,100	517,664
Tokuyama Corp.	4,000	23,209
Tokyo Broadcasting Company, Ltd.	852	14,625
Tokyo Electron, Ltd.	3,432	155,302
Tokyo Gas Company, Ltd.	49,835	207,935
Tokyo Steel Manufacturing Company, Ltd.	1,800	19,889
Tokyo Tatemono Company, Ltd.	6,000	28,533
Tokyu Corp.	21,866	104,466
Tokyu Land Corp.	9,171	34,089
TonenGeneral Sekiyu K.K.	6,171	50,684
Toppan Printing Company, Ltd.	10,990	85,708
Toray Industries, Inc.	26,389	123,891
Toshiba Corp.	64,711	282,222
Tosoh Corp.	9,228	27,230
Toto, Ltd.	5,171	38,240
Toyo Seikan Kaisha, Ltd.	3,209	49,260
Toyo Suisan Kaisha, Ltd.	1,705	43,223
Toyobo Company, Ltd.	933	1,576
Toyoda Gosei Company, Ltd.	1,134	19,267
Toyota Boshoku Corp.	1,500	16,583
Toyota Industries Corp.	3,590	90,599
Toyota Motor Corp.	57,447	2,456,001
Toyota Tsusho Corp.	4,400	57,647
Trend Micro, Inc.	2,233	84,636
Ube Industries, Ltd.	21,037	56,723
UNI Charm Corp.	858	65,863
UNY Company, Ltd.	3,762	38,283
Ushio, Inc.	1,957	32,245

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
USS Company, Ltd.	393	$25,276
Wacoal Corp.	57	638
West Japan Railway Company, Ltd.	34	145,604
Yahoo Japan Corp.	303	99,192
Yakult Honsha Company, Ltd.	1,957	60,303
Yamada Denki Company, Ltd.	1,726	130,829
Yamaguchi Financial Group, Inc.	4,000	48,815
Yamaha Corp.	3,426	58,419
Yamaha Motor Company, Ltd.	3,591	49,046
Yamato Kogyo Company, Ltd.	600	20,965
Yamato Transport Company, Ltd.	7,580	84,897
Yamazaki Baking Company, Ltd.	1,409	17,088
YASKAWA Electric Corp.	5,000	28,471
Yokogawa Electric Corp.	3,814	24,217

		45,384,598
Luxembourg - 0.47%
ArcelorMittal	17,470	884,978
Millicom International Cellular SA, ADR *	1,411	97,432
SES, ADR	6,074	125,736
Tenaris SA, ADR	6,160	229,706

		1,337,852
Malaysia - 0.47%
AirAsia BHD *	13,200	4,801
AMMB Holdings BHD	29,362	25,460
Asiatic Development BHD	10,500	14,158
Berjaya Sports Toto BHD	15,600	20,402
British American Tobacco Malaysia BHD	3,700	44,708
Bursa Malaysia BHD	6,000	11,209
Commerce Asset Holdings	57,000	127,507
Digi.Com BHD	7,400	48,314
Gamuda BHD	28,800	17,986
Genting BHD	50,800	78,432
Hong Leong Bank BHD	9,200	15,114
Hong Leong Credit BHD	3,400	4,367
IGB Corp. BHD	15,700	6,355
IJM Corp. Berhad *	21,500	29,630
IOI Corp. BHD	74,550	91,880
IOI Properties BHD	1,400	1,797
KLCC Property Holdings BHD	6,800	5,371
KNM Group BHD	76,950	28,511
Kuala Lumpur Kepong BHD	12,400	34,795
Lafarge Malayan Cement BHD	5,670	6,102
Malayan Bank BHD	56,250	111,878
Malaysian Airline System BHD	5,600	5,643
Malaysian Plantations BHD	12,700	9,228
MISC BHD	21,200	50,412
MMC Corp. BHD	13,000	8,363
Multi-Purpose Holdings BHD	4,700	1,766
Parkson Holdings BHD *	12,600	14,087
Petronas Dagangan BHD	4,000	7,641
Petronas Gas BHD	9,300	26,913
PLUS Expressways BHD	28,700	22,570
PPB Group BHD	9,200	22,995
Public Bank BHD	20,000	58,172
Resorts World BHD	74,700	55,648

The accompanying notes are an integral part of the financial statements.
179

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Malaysia (continued)
RHB Capital BHD	5,900	$6,905
Sime Darby BHD	53,546	103,510
SP Setia BHD	14,100	12,802
Tanjong PLC	4,300	16,448
Telekom Malaysia, BHD	19,600	18,818
Tenaga Nasional BHD	24,600	49,070
TM International Bhd *	19,600	32,098
UEM World BHD *	13,200	9,209
UMW Holdings BHD	9,800	16,594
YTL Corp. BHD	15,900	29,109
YTL Power International BHD	57,137	29,490

		1,336,268
Mexico - 1.01%
Alfa SA de CV	6,702	30,150
America Movil SA de CV	362,519	840,624
Axtel SAB de CV, ADR *	11,700	10,698
Banco Compartamos SA de CV	4,600	13,039
Carso Global Telecom SAB de CV *	16,400	83,976
Cemex SA de CV *	149,370	258,135
Coca-Cola Femsa SA de CV	5,853	29,756
Controladora Comercial Mexicana SA de CV	6,929	15,998
Corp. GEO SA de CV, Series B *	9,052	20,659
Desarrolladora Homex SA de CV *	2,800	20,792
Empresas ICA Sociedad
Controladora SA de CV *	11,400	33,148
Fomento Economico Mexicano SA de CV	44,355	169,649
Grupo Aeroportuario del Pacifico SA de CV,
B Shares	9,100	23,098
Grupo Bimbo SA de CV	6,258	39,368
Grupo Carso SA de CV	11,588	44,290
Grupo Elektra SA de CV	1,900	66,017
Grupo Financiero Banorte SA de CV	27,375	87,358
Grupo Financiero Inbursa SA de CV	24,700	84,919
Grupo Mexico SA	134,941	141,894
Grupo Modelo SA	10,217	43,441
Grupo Televisa SA	53,683	236,251
Industrias Penoles SA de CV	2,598	31,690
Kimberly-Clark de Mexico SA de CV	10,200	44,301
Telefonos de Mexico SA de CV	131,466	168,292
Telmex Internacional SAB de CV *	131,466	86,550
Urbi Desarrollos Urbanos SA de CV *	13,300	31,047
Wal-Mart de Mexico SA de CV, Series V	65,079	227,909

		2,883,049
Netherlands - 1.78%
Aegon NV	29,630	262,146
Akzo Nobel NV	5,306	254,734
ASML Holding NV	7,948	138,904
Corio NV	751	53,357
DSM NV	2,906	137,453
Fugro NV	1,001	59,112
Heineken Holding NV	2,216	86,997
Heineken NV	4,751	190,882
ING Groep NV	38,340	821,924
Koninklijke (Royal) KPN NV	37,659	543,869
Koninklijke (Royal) Philips Electronics NV	22,389	607,471
Koninklijke Ahold NV	24,509	283,121

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Netherlands (continued)
Randstad Holdings NV	1,985	$52,195
Reed Elsevier NV	12,106	179,592
SBM Offshore NV	2,797	59,879
SNS Reaal	2,627	29,980
TNT Post Group NV	7,795	215,974
TomTom NV *	994	18,281
Unilever NV	34,416	968,772
Wolters Kluwer NV	5,637	114,252

		5,078,895
New Zealand - 0.07%
Auckland International Airport, Ltd.	18,756	24,647
Contact Energy, Ltd.	5,539	29,324
Fletcher Building, Ltd.	9,717	43,898
Sky City Entertainment Group, Ltd.	8,831	21,931
Telecom Corp. of New Zealand, Ltd.	37,849	70,016

		189,816
Norway - 0.58%
Acergy SA	3,939	39,820
Aker Kvaerner ASA	3,351	54,264
Den Norske Bank ASA	15,199	117,911
Lighthouse Caledonia ASA *	452	301
Norsk Hydro ASA	14,691	99,388
Orkla ASA	16,961	156,082
Petroleum Geo-Services ASA *	3,465	45,788
ProSafe ASA *	3,700	20,253
Prosafe Production Public, Ltd. *	3,700	8,817
Renewable Energy Corp. ASA *	3,597	66,676
Statoil ASA	26,208	622,789
Storebrand ASA	9,741	57,895
Telenor ASA	17,209	214,294
Yara International ASA	4,091	145,598

		1,649,876
Peru - 0.10%
Cia de Minas Buenaventura SA	3,946	93,143
Credicorp SA	1,069	63,552
Credicorp, Ltd., ADR	76	4,731
Minsur SA	8,301	15,976
Southern Peru Copper Corp.	5,853	112,963
Volcan Compania Minera SA, CMN Series B	11,085	8,548

		298,913
Philippines - 0.09%
Ayala Corp.	3,369	21,337
Ayala Land, Inc.	117,600	23,681
Banco De Oro	8,500	7,067
Bank of the Philippine Islands	29,472	29,099
Filinvest Land, Inc.	112,500	1,560
Globe Telecommunications, Inc.	600	13,253
International Container Terminal Services, Inc.	19,722	10,991
Jollibee Foods Corp.	8,000	8,676
Manila Electric Company	4,840	6,261
Megaworld Corp.	189,000	5,879
Metropolitan Bank & Trust Company	12,400	9,014
Philippine Long Distance Telephone Company	1,250	71,958
PNOC Energy Development Corp.	125,199	10,905

The accompanying notes are an integral part of the financial statements.
180

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Philippines (continued)
SM Investments Corp.	3,138	$17,584
SM Prime Holdings, Ltd.	98,916	17,805

		255,070
Poland - 0.35%
Agora SA	895	10,246
Bank BPH SA *	182	5,284
Bank Millennium SA	6,188	16,382
Bank Pekao SA	2,977	214,881
Bank Zachodni WBK SA	469	30,200
Bioton SA *	22,883	4,449
Boryszew SA *	430	546
BRE Bank SA *	190	25,063
Cersanit-Krasnystaw SA *	1,513	10,498
Computerland SA *	64	611
Debica SA	118	3,395
Echo Investment SA *	4,850	8,249
Getin Holding SA *	3,666	13,938
Globe Trade Centre SA *	2,583	23,733
Grupa Lotos SA *	517	5,837
KGHM Polska Miedz SA	2,559	54,203
Orbis SA	558	12,473
PBG SA *	188	18,220
Polimex Mostostal SA	9,197	17,470
Polish Oil & Gas Company	25,256	34,831
Polski Koncern Naftowy Orlen SA	6,838	98,726
Powszechna Kasa Oszczednosci Bank
Polski SA	10,649	195,174
Softbank SA	805	20,927
Telekomunikacja Polska SA	14,928	142,390
TVN SA	3,361	25,282

		993,008
Portugal - 0.21%
Banco BPI SA	7,075	22,004
Banco Comercial dos Acores SA	47,173	77,170
Banco Espirito Santo SA	4,938	61,229
Brisa Auto Estrada, SA	6,589	65,538
Cimpor-Cimentos De Portugal SA	4,621	29,623
Electricidade de Portugal SA	34,523	144,887
Portugal Telecom, SGPS, SA	15,439	155,256
PT Multimedia.com, SGPS, SA	5,175	38,268
Sonae, SGPS, SA	15,740	12,105

		606,080
Russia - 1.42%
Comstar United Telesystems, GDR *	4,472	22,360
Federal Grid Company Unified Energy
System JSC *	1,087	208,870
JSC MMC Norilsk Nickel, ADR	17,370	237,448
Lukoil Oil Company, ADR	10,185	598,878
Mechel Steel Group, ADR	3,439	61,764
Mobile Telesystems, SADR	4,139	231,825
NovaTek OAO, ADR	1,671	76,239
Novolipetsk Steel, ADR	1,822	33,834
OAO Gazprom, SADR	51,541	1,595,194
Polyus Gold Company ZAO, SADR	3,254	40,675
Rostelecom, ADR (a)	1,268	55,209

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Russia (continued)
Sberbank, ADR	1,600	$246,400
Sberbank	209	56,071
Severstal, ADR	4,250	44,200
Sibirtelecom, ADR	1,436	8,329
Sistema JSFC, Reg. S, Spons. GDR	2,267	37,524
Surgutneftegaz, ADR	15,310	78,846
Tatneft, ADR	1,397	98,908
UralsvyAzinform, ADR	1,226	4,217
Vimpel-Communications, SADR	9,590	194,677
VolgaTelecom, ADR	636	1,972
VTB Bank OJSC, GDR	18,195	74,856
Wimm-Bill-Dann Foods OJSC, ADR *	426	30,246

		4,038,542
Singapore - 0.84%
Ascendas, REIT *	21,469	28,361
Capitacommercial *	21,000	19,526
Capitaland, Ltd.	38,275	83,431
CapitaMall Trust *	28,658	45,701
Chartered Semiconductor Manufacturing, Ltd. *	570	153
City Developments, Ltd.	10,285	64,313
ComfortDelGro Corp., Ltd.	37,731	39,721
Cosco Corp. Singapore, Ltd.	16,000	17,172
DBS Group Holdings, Ltd.	23,684	282,248
Fraser and Neave, Ltd. (a)	22,900	57,438
Genting International PLC *	48,000	15,397
Golden Agri-Resources, Ltd.	100,000	22,296
Jardine Cycle and Carriage, Ltd.	3,623	39,853
Keppel Corp., Ltd.	26,980	149,086
Keppel Land, Ltd.	7,876	15,731
Neptune Orient Lines, Ltd.	8,638	11,016
Olam International, Ltd.	30,300	38,645
Oversea-Chinese Banking Corp., Ltd.	51,752	261,296
Parkway Holdings, Ltd.	17,935	23,758
SembCorp Industries, Ltd.	18,604	42,620
SembCorp Marine, Ltd.	17,293	36,764
Singapore Airlines, Ltd.	11,260	113,117
Singapore Exchange, Ltd.	16,399	71,437
Singapore Press Holdings, Ltd.	31,441	87,720
Singapore Technologies Engineering, Ltd.	27,798	52,789
Singapore Telecommunications, Ltd.	165,410	378,083
Suntec Real Estate Investment Trust *	809	661
United Overseas Bank, Ltd.	25,037	299,313
United Overseas Land, Ltd.	10,531	18,625
Venture Corp., Ltd.	6,466	35,178
Wilmar International, Ltd.	20,000	35,468
Yanlord Land Group, Ltd.	9,000	5,904

		2,392,821
South Africa - 1.39%
ABSA Group, Ltd.	6,936	91,928
Adcock Ingram Holdings, Ltd. *	3,408	13,864
African Bank Investments, Ltd.	19,866	61,349
African Rainbow Minerals, Ltd.	2,722	52,291
Anglo Platinum, Ltd.	1,464	133,498
AngloGold Ashanti, Ltd.	7,162	166,384
Aspen Pharmacare Holdings, Ltd. *	7,735	40,140

The accompanying notes are an integral part of the financial statements.
181

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Africa (continued)
Aveng, Ltd.	7,164	$54,710
Barloworld, Ltd.	4,271	33,466
Bidvest Group, Ltd. *	6,303	80,651
FirstRand, Ltd.	58,511	120,481
Foschini, Ltd.	3,862	18,707
Gold Fields, Ltd.	12,849	123,999
Harmony Gold Mining Company, Ltd. *	7,164	70,136
Hulamin, Ltd.	73	151
Impala Platinum Holdings, Ltd.	11,348	231,663
Imperial Holdings, Ltd.	3,712	26,660
Investec, Ltd.	3,548	20,759
Kumba Iron Ore, Ltd.	1,637	38,183
Kumba Resources, Ltd.	3,584	37,584
Liberty Group, Ltd.	2,285	18,739
Massmart Holdings, Ltd.	4,162	38,102
Mittal Steel South Africa, Ltd.	4,327	87,320
MTN Group, Ltd.	31,372	442,674
Murray & Roberts Holdings, Ltd.	7,400	86,915
Naspers, Ltd.	8,527	168,420
Nedbank Group, Ltd.	4,305	54,510
Network Healthcare Holdings, Ltd. *	23,875	24,033
Northam Platinum, Ltd.	3,801	20,956
Pick'n Pay Stores, Ltd.	7,690	27,760
Pretoria Portland Cement Company, Ltd.	11,048	42,130
Remgro, Ltd.	9,250	214,064
Reunert, Ltd.	3,548	24,991
RMB Holdings, Ltd.	17,584	56,380
Sanlam, Ltd.	46,616	100,352
Sappi, Ltd.	5,108	50,126
Sasol, Ltd.	12,431	530,564
Shoprite Holdings, Ltd.	9,221	52,432
Standard Bank Group, Ltd.	24,453	281,063
Steinhoff International Holdings, Ltd. *	20,743	39,851
Telkom SA, Ltd.	6,099	78,037
Tiger Brands, Ltd.	3,408	57,088
Truworths International, Ltd.	9,550	34,004
Woolworths Holdings, Ltd.	15,999	22,865

		3,969,980
South Korea - 2.40%
Amorepacific Corp.	90	48,664
Asiana Airlines	566	2,126
Cheil Industries, Inc.	1,160	50,957
CJ CheilJedang Corp. *	195	31,707
Daegu Bank	2,740	24,473
Daelim Industrial Company	580	36,034
Daewoo Engineering & Construction
Company, Ltd.	4,411	50,987
Daewoo International Corp.	1,020	26,827
Daewoo Securities Company, Ltd.	2,380	35,068
Daewoo Shipbuilding & Marine Engineering
Company, Ltd.	2,010	50,737
DC Chemical Company, Ltd.	270	74,236
Dongbu Insurance Company, Ltd.	800	18,502
Dongkuk Steel Mill Company, Ltd.	760	23,471
Doosan Corp. *	260	26,163

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Doosan Heavy Industries and Construction
Company, Ltd.	670	$50,045
Doosan Infracore Company, Ltd.	1,610	26,448
GS Engineering & Construction Corp.	750	60,567
GS Holdings Corp.	1,340	34,469
Hana Financial Group, Inc.	2,890	67,965
Hanjin Heavy Industries & Construction
Company, Ltd.	657	19,678
Hanjin Shipping Company, Ltd.	1,520	35,388
Hankook Tire Company, Ltd.	2,050	28,764
Hanwha Chem Corp.	1,452	13,458
Hanwha Corp.	970	37,013
Hite Holdings Company, Ltd.	206	4,950
Hite Holdings Company, Ltd. *	163	29,711
Honam Petrochemical Corp.	270	15,560
Hynix Semiconductor, Inc. *	6,980	115,662
Hyosung Corp.	460	24,362
Hyundai Department Store Company, Ltd.	320	24,882
Hyundai Development Company	1,320	49,306
Hyundai Engineering & Construction
Company, Ltd.	1,170	70,183
Hyundai Heavy Industries	870	201,408
Hyundai Mipo Dockyard	300	43,935
Hyundai Mobis	1,140	88,305
Hyundai Motor Company, Ltd.	3,190	199,628
Hyundai Securities Company, Ltd.	2,994	30,349
Hyundai Steel Company	1,080	54,185
Industrial Bank of Korea	4,450	53,838
Kangwon Land, Inc.	2,790	34,074
KCC Corp.	140	43,671
Kia Motors Corp. *	3,770	47,153
Kookmin Bank	6,380	266,490
Korea Electric Power Corp., ADR	744	9,218
Korea Electric Power Corp.	4,950	124,569
Korea Exchange Bank	5,560	51,637
Korea Gas Corp.	630	36,302
Korea Investment Holdings Company, Ltd.	860	23,524
Korea Line Corp.	180	23,499
Korea Zinc Company, Ltd.	260	21,030
Korean Air Lines Company, Ltd.	717	22,822
Korean Reinsurance Company, Ltd.	24	189
KT Corp., SADR	266	4,466
KT Corp.	2,650	91,504
KT Freetel Company, Ltd. *	1,520	37,668
KT&G Corp.	2,420	180,622
Kumho Industrial Company, Ltd.	700	13,658
LG Chem, Ltd.	1,109	87,013
LG Corp.	1,910	99,456
LG Dacom Corp.	700	12,433
LG Electronics, Inc.	1,910	176,730
LG Household & Health Care, Ltd.	240	40,137
LG Philips LCD Company, Ltd., ADR	57	724
LG Philips LCD Company, Ltd.	3,600	91,692
LG Telecom, Ltd.	2,476	20,662
Lotte Confectionery Company, Ltd.	20	17,203
Lotte Shopping Company, Ltd.	250	56,876
LS Cable, Ltd.	370	25,075

The accompanying notes are an integral part of the financial statements.
182

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Mirae Asset Securities Company, Ltd.	440	$38,758
NHN Corp. *	804	103,131
POSCO	1,280	480,179
Pusan Bank	2,410	21,770
Samsung Card Company, Ltd.	660	22,514
Samsung Corp.	2,720	120,547
Samsung Electro-Mechanics Company, Ltd.	1,260	40,190
Samsung Electronics Company, Ltd.	2,290	1,049,400
Samsung Engineering Company, Ltd.	630	39,240
Samsung Fire & Marine
Insurance Company, Ltd.	830	145,296
Samsung Heavy Industries Company, Ltd.	3,520	93,728
Samsung SDI Company, Ltd. *	680	49,676
Samsung Securities Company, Ltd. (a)	1,310	82,832
Samsung Techwin Company, Ltd.	1,140	25,289
Shinhan Financial Group Company, Ltd.,
SADR	175	12,470
Shinhan Financial Group Company, Ltd.	6,960	249,012
Shinsegae Company, Ltd.	290	136,875
SK Corp.	762	70,955
SK Energy Company, Ltd.	1,337	101,301
SK Networks Company, Ltd. *	2,070	20,930
SK Telecom Company, Ltd., ADR	657	12,365
SK Telecom Company, Ltd.	800	136,938
S-Oil Corp.	880	50,688
STX Pan Ocean Company, Ltd.	25,400	38,893
STX Shipbuilding Company, Ltd.	910	17,731
Taihan Electric Wire Company, Ltd.	400	10,013
Tong Yang Investment Bank	1,987	14,554
Woongjin Coway Company, Ltd.	990	24,989
Woori Finance Holdings Company, Ltd.	5,630	57,802
Woori Investment & Securities Company, Ltd.	1,740	27,235

		6,835,409
Spain - 2.89%
Abertis Infraestructuras SA	5,088	100,148
Acciona SA	525	80,015
Acerinox SA	2,737	49,025
ACS Actividades SA	3,990	161,534
Banco Bilbao Vizcaya Argentaria SA	71,555	1,157,096
Banco de Sabadell SA	18,449	143,387
Banco Popular Espanol SA	16,136	192,204
Banco Santander Central Hispano SA	125,689	1,884,621
Bankinter SA, ADR	5,302	66,647
Cintra Concesiones de Infraestructuras de
Transporte SA	3,941	46,318
Corporacion Mapfre SA	8,536	37,314
Criteria Caixacorp SA	11,675	56,133
Enagas	2,918	62,923
Fomento de Construcciones SA	777	35,101
Gamesa Corporacion Tecnologica SA	3,163	108,371
Gas Natural SDG SA	2,082	77,281
Gestevision Telecinco SA	1,724	17,620
Grifols SA	2,569	65,641
Grupo Ferrovial SA	1,077	49,509
Iberdrola Renovables *	15,068	65,840
Iberdrola SA	70,250	713,667

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Spain (continued)
Iberia Lineas Aereas de Espana SA	7,171	$17,455
Indra Sistemas SA	1,851	44,109
Industria de Diseno Textil SA	4,124	174,502
Promotora de Informaciones SA	955	6,449
Red Electrica De Espana	1,965	100,061
Repsol YPF SA	15,394	456,215
Sacyr Vallehermoso SA	1,346	22,338
Telefonica SA	86,338	2,052,907
Union Fenosa SA	6,015	147,054
Zardoya Otis SA	2,133	46,563

		8,238,048
Sweden - 1.44%
Alfa Laval AB	7,668	79,349
Assa Abloy AB, Series B	6,301	76,302
Atlas Copco AB, Series A, ADR	13,021	147,931
Atlas Copco AB, Series B, ADR	7,502	75,798
Boliden AB	6,000	25,233
Electrolux AB, Series B	4,999	58,483
Ericsson LM, Series B	57,750	548,439
Getinge AB, Series B	3,331	68,657
Hennes & Mauritz AB, B shares	10,268	420,431
Holmen AB, Series B	1,129	36,736
Husqvarna AB, B Shares	5,579	41,963
Investor AB, B shares	9,200	172,278
Lundin Petroleum AB, Series A *	4,812	40,205
Modern Times Group AB, Series B	1,026	36,960
Nordea Bank AB	40,698	485,891
Sandvik AB	18,479	195,770
Scania AB, Series B	7,348	90,499
Securitas AB, Series B	6,101	68,721
Skandinaviska Enskilda Banken AB, Series A	9,333	145,569
Skanska AB, Series B	7,341	83,557
SKF AB, B Shares	8,048	102,816
SSAB Svenskt Stal AB, Series A	3,427	54,494
SSAB Svenskt Stal AB, Series B	1,557	21,512
Svenska Cellulosa AB, ADR	10,924	115,722
Svenska Handelsbanken AB, Series A	9,561	214,130
Swedbank AB, A shares	7,300	95,437
Swedish Match AB	5,347	93,468
Tele2 AB, Series B	6,023	68,737
Teliasonera AB	43,557	247,535
Volvo AB, Series A	707	6,000
Volvo AB, Series B	21,180	191,352

		4,109,975
Switzerland - 5.91%
ABB, Ltd. *	47,800	926,288
Actelion, Ltd. *	2,233	115,063
Adecco SA	2,791	121,245
Aryzta AG *	1,716	69,452
Baloise Holding AG	1,151	78,584
Compagnie Financiere
Richemont AG, Series A	11,341	501,084
Credit Suisse Group AG	22,729	1,061,489
EFG International, ADR	1,265	36,522
Geberit AG, ADR	909	111,478

The accompanying notes are an integral part of the financial statements.
183

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Switzerland (continued)
Givaudan AG	150	$125,288
Holcim, Ltd.	4,523	331,497
Julius Baer Holding AG	4,477	222,643
Kuehne & Nagel International AG	1,143	76,264
Lindt & Spruengli AG, ADR	21	51,203
Logitech International SA *	3,932	89,755
Lonza Group AG	1,045	131,117
Nestle SA	85,396	3,690,602
Nobel Biocare Holding AG, Series BR	2,759	92,285
Novartis AG	51,690	2,721,454
Pargesa Holding SA, ADR	656	56,458
Phonak Holding AG	1,095	71,391
Roche Holdings AG - Genusschein	15,263	2,389,298
Schindler Holding AG	1,198	72,117
Societe Generale de Surveillance Holdings AG	99	116,514
Straumann Holding AG	208	57,631
Sulzer AG	630	67,030
Swatch Group AG, BR shares	675	124,595
Swatch Group AG	1,299	43,526
Swiss Life Holding *	770	111,792
Swiss Re	7,463	414,237
Swisscom AG	510	151,988
Syngenta AG	2,186	460,992
Synthes AG	1,259	174,173
UBS AG *	63,851	1,091,369
Unaxis Holding AG *	164	32,485
Zurich Financial Services AG	3,162	875,623

		16,864,532
Taiwan - 1.72%
Acer Sertek, Inc.	45,329	77,182
Advanced Semiconductor Engineering, Inc.	79,555	40,545
Advantech Company, Ltd.	6,509	12,554
Asia Cement Corp.	33,920	30,176
Asia Optical Company, Inc.	3,059	4,152
Asustek Computer, Inc.	68,109	134,797
AU Optronics Corp.	126,366	142,928
BenQ Corp.	25,272	9,692
Catcher Technology Company, Ltd. *	10,400	33,408
Cathay Financial Holdings Company, Ltd.	111,300	153,688
Cathay Real Estate Development
Company, Ltd.	14,000	3,947
Chang Hwa Commercial Bank, Ltd.	77,000	39,307
Cheng Shin Rubber Industry Company, Ltd.	15,996	19,198
Cheng Uei Precision Industry Company, Ltd.	6,615	11,726
Chi Mei Optoelectronics Corp.	87,192	57,410
China Airlines, Ltd. *	18,537	4,023
China Development Financial Holdings Corp.	177,366	53,778
China Motor Company, Ltd.	8,040	2,716
China Steel Corp.	169,774	169,682
Chinatrust Finance Holding Company, Ltd.	153,421	84,193
Chunghwa Picture Tubes, Ltd.	123,000	19,565
Chunghwa Telecom Company, Ltd. *	89,636	210,863
CMC Magnetics Corp. *	52,000	10,420
Compal Communications, Inc.	3,307	3,593
Compal Electronics, Inc.	64,616	47,330
Delta Electronics, Inc.	29,937	78,419

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
D-Link Corp.	10,820	$9,356
E.Sun Financial Holding Company, Ltd.	55,120	14,894
Epistar Corp.	7,828	10,623
Eternal Chemical Company, Ltd.	11,088	6,631
EVA Airways Corp. *	19,000	4,830
Evergreen Marine Corp.	22,000	10,044
Everlight Electronics Company, Ltd.	4,079	8,547
Far Eastern Department Stores Company, Ltd.	13,650	8,994
Far Eastern Textile, Ltd.	53,580	37,933
Far EasTone Telecommunications Company,
Ltd.	12,927	16,568
Firich Enterprises Company, Ltd.	1,352	3,868
First Financial Holding Company, Ltd.	85,675	53,649
Formosa Chemicals & Fibre Corp.	56,000	97,182
Formosa Petrochemical Corp.	24,000	55,783
Formosa Plastic Corp.	81,000	131,585
Formosa Taffeta Company, Ltd.	16,000	10,313
Foxconn Technology Company, Ltd.	8,855	28,973
Fubon Group Company, Ltd.	69,000	49,931
Fuhwa Financial Holdings Company, Ltd.	112,060	62,014
HannStar Display Corp.	85,449	18,966
High Tech Computer Corp.	11,830	183,617
Hon Hai Precision Industry Company, Ltd.	114,788	411,136
Hua Nan Financial Holdings Company, Ltd.	70,380	43,762
InnoLux Display Corp.	31,364	42,053
Inotera Memories, Inc. *	58,300	17,558
Inventec Appliances Corp.	3,464	3,976
Inventec Company, Ltd.	28,665	14,080
KGI Securities Company, Ltd.	44,000	16,977
Kinsus Interconnect Technology Corp.	4,422	6,192
Largan Precision Company, Ltd.	2,080	21,818
Lite-On Technology Corp.	36,123	31,558
Macronix International Company, Ltd.	53,441	15,675
MediaTek, Inc.	15,907	164,946
Mega Financial Holding Company, Ltd.	151,000	69,242
Mitac International	25,319	12,285
Mosel Vitelic, Inc. *	17,510	6,765
Motech Industries, Inc.	2,909	13,103
Nan Ya Plastics Corp.	100,000	148,178
Nan Ya Printed Circuit Board Corp.	3,079	9,614
Nanya Technology Corp. *	54,168	12,638
Novatek Microelectronics Corp., Ltd.	8,236	12,299
Pan-International Industrial Company, Ltd.	5,250	6,248
Polaris Securities Company, Ltd.	36,150	14,374
Pou Chen Corp.	41,508	25,669
Powerchip Semiconductor Corp. *	140,613	21,661
Powertech Technology, Inc.	8,855	19,693
President Chain Store Corp.	9,000	26,531
ProMOS Technologies, Inc. *	109,000	11,324
Quanta Computer, Inc.	39,840	49,899
Realtek Semiconductor Corp.	8,032	13,672
Richtek Technology Corp.	1,100	5,954
Shin Kong Financial Holding Company, Ltd.	72,986	25,220
Siliconware Precision Industries Company	52,426	59,620
Sino-American Silicon Products, Inc.	3,261	10,492
SinoPac Holdings Company, Ltd.	126,000	35,198

The accompanying notes are an integral part of the financial statements.
184

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Synnex Technology International Corp.	16,170	$25,346
Taishin Financial Holdings Company, Ltd.	87,000	17,211
Taiwan Cellular Corp.	37,242	59,694
Taiwan Cement Corp.	46,005	27,495
Taiwan Cooperative Bank	27,600	15,362
Taiwan Fertilizer Company, Ltd.	12,000	22,414
Taiwan Glass Industrial Corp.	17,236	9,886
Taiwan Secom Company, Ltd.	4,000	5,776
Taiwan Semiconductor
Manufacturing Company, Ltd.	425,136	712,966
Tatung Company, Ltd. *	73,000	15,935
Teco Electric & Machinery Company, Ltd.	32,000	11,228
Transcend Information, Inc.	4,198	6,806
Tripod Technology Corp.	7,250	13,919
Tung Ho Steel Enterprise Corp.	12,000	10,055
U-Ming Marine Transport Corp.	9,000	12,971
Unimicron Technology Corp.	15,453	12,484
Uni-President Enterprises Corp.	47,439	42,817
United Microelectronics Corp.	254,259	81,897
Vanguard International Semiconductor Corp.	17,254	6,385
Via Technologies, Inc. *	19,000	8,307
Wafer Works Corp.	3,090	6,531
Walsin Lihwa Corp.	57,000	15,495
Wan Hai Lines, Ltd.	25,200	11,312
Winbond Electronics Corp. *	60,000	7,362
Wintek Corp.	21,000	8,422
Wistron Corp.	21,127	26,252
Ya Hsin Industrial Company, Ltd. *	14,000	0
Yageo Corp.	45,000	9,106
Yang Ming Marine Transport Corp.	25,500	8,903
Yulon Motor Company, Ltd.	14,419	7,950
Zinwell Corp.	4,723	6,701

		4,905,991
Thailand - 0.23%
Advanced Info Service PCL	16,300	38,752
Airports of Thailand PLC	8,000	7,324
Bangkok Bank PCL, Foreign Shares	19,400	59,438
Bangkok Bank PCL	11,000	33,601
Bangkok Expressway PCL	4,000	1,866
Bank of Ayudhya PCL	69,800	33,941
Banpu PCL - Foreign Shares	2,700	24,188
BEC World PCL	13,900	8,744
C.P. Seven Eleven PCL	41,305	13,175
IRPC PCL	149,200	17,890
Kasikornbank PCL - Foreign Shares	32,300	61,179
Kasikornbank PCL	10,200	19,005
Krung Thai Bank PCL	52,000	9,291
Land & Houses PCL, Foreign Shares	81,600	15,485
PTT Exploration & Production PCL	21,300	79,891
PTT PCL - Foreign Shares	15,600	105,044
Ratchaburi Electricity Generating Holding PCL	6,900	7,132
Siam Cement PCL - Foreign Shares	8,800	35,086
Siam Cement PCL	2,700	10,281
Siam Commercial Bank PCL	15,900	32,166
Thai Oil Public Company, Ltd.	23,400	28,680

		642,159

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey - 0.33%
Adana Cimento Sanayii Turk Anonim Sirketi,
Class A	686	$2,072
Akbank AS	19,097	97,768
Aksigorta AS	2,477	8,437
Anadolu Efes Biracilik Ve Malt Sanayii AS	4,480	46,007
Arcelik AS (a)	2,015	5,633
Asya Katilim Bankasi AS *	3,663	5,635
Aygaz AS *	898	1,672
BIM Birlesik Magazalar AS	1,036	32,137
Cimsa Cimento Sanayi ve Ticaret AS	485	1,867
Dogan Sirketler Grubu Holdings AS *	10,506	12,175
Dogan Yayin Holding AS *	4,344	5,023
Enka Insaat ve Sanayi AS	5,737	38,749
Eregli Demir ve Celik Fabrikalari TAS	14,705	73,961
Ford Otomotiv Sanayi AS	1,415	7,656
HACI Omer Sabanci Holdings, AS	8,960	33,692
Is Gayrimenkul Yatirim Ortakligi AS	3,116	2,174
KOC Holdings AS *	8,032	24,300
Migros Turk TAS	1,956	33,644
Petkim Petrokimya Holding AS *	1,258	4,284
Tekfen Holding AS	3,847	21,667
Tofas Turk Otomobil Fabrik AS	2,534	5,246
Tupras Turkiye Petrol Rafine AS	2,491	45,441
Turk Sise ve Cam Fabrikalari AS *	6,703	8,196
Turk Telekomunikasyon AS *	13,386	40,279
Turkcell Iletisim Hizmetleri AS	14,745	90,004
Turkiye Garanti Bankasi AS *	44,326	104,906
Turkiye Halk Bankasi AS	6,564	29,256
Turkiye Is Bankasi AS	19,142	79,385
Turkiye Vakiflar Bankasi Tao (a)	21,422	35,053
Ulker Gida Sanayi ve Ticaret AS	1,254	2,630
Yapi ve Kredi Bankasi AS *	14,883	31,240

		930,189
United Kingdom - 15.39%
3i Group PLC	8,193	103,738
Alliance & Leicester PLC	9,194	44,825
AMEC PLC	6,776	77,723
Anglo American PLC	26,914	909,146
Antofagasta PLC	7,925	57,569
Associated British Foods PLC	7,159	90,846
AstraZeneca Group PLC	29,906	1,308,671
Astro All Asia Networks PLC, GDR	9,300	8,203
Aviva PLC	54,498	474,036
BAE Systems PLC	73,097	538,866
Barclays PLC	167,529	995,363
Berkeley Group Holdings PLC *	1,880	25,689
BG Group PLC	68,601	1,244,151
BHP Billiton PLC	45,288	1,025,963
BICC PLC	8,190	44,500
BP PLC	385,762	3,212,739
British Airways PLC	12,413	37,870
British American Tobacco PLC	31,229	1,019,542
British Energy Group PLC	20,979	285,079
British Land Company PLC	9,665	130,368
British Sky Broadcasting Group PLC	23,152	172,249
BT Group PLC	158,206	458,647

The accompanying notes are an integral part of the financial statements.
185

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Bunzl PLC	7,877	$92,669
Burberry Group PLC	9,393	66,418
Cable & Wireless PLC	55,769	165,615
Cadbury PLC	26,982	272,894
Cairn Energy PLC *	2,629	98,126
Capita Group PLC	12,348	153,679
Carnival PLC	3,757	111,978
Carphone Warehouse	7,329	22,635
Cattles PLC	156	217
Centrica PLC	78,275	440,434
Cobham PLC	23,746	80,719
Compass Group PLC	41,036	254,506
Daily Mail and General Trust PLC	5,636	32,526
Diageo PLC	52,995	904,066
Enterprise Inns PLC	12,057	38,933
Eurasian Natural Resources Corp.	7,154	65,145
FirstGroup PLC	10,783	102,943
Friends Provident Ethical Investment
Trust PLC	53,310	90,670
GKN PLC	14,532	51,615
GlaxoSmithKline PLC	111,931	2,424,727
Group 4 Securicor PLC	23,995	86,771
Hammerson PLC	5,658	99,750
Hays PLC	26,991	39,083
HBOS PLC	83,156	188,662
Home Retail Group	18,174	76,590
HSBC Holdings PLC	249,790	4,041,168
ICAP PLC	10,726	69,183
IMI PLC	6,290	42,440
Imperial Tobacco Group PLC	27,471	881,840
Inchcape PLC	9,687	32,722
Intercontinental Hotels Group PLC	6,302	78,081
International Power PLC	30,830	199,491
Invensys PLC *	14,966	55,609
Investec PLC	8,372	45,744
ITV PLC	56,470	42,407
J Sainsbury PLC	22,011	138,044
Johnson Matthey PLC	4,456	108,402
Kazakhmys PLC	4,114	43,205
Kingfisher PLC	47,331	112,835
Ladbrokes PLC	13,201	44,579
Land Securities Group PLC	10,081	227,685
Legal & General Group PLC	136,644	246,606
Liberty International PLC	4,993	86,338
Lloyds TSB Group PLC	116,867	469,606
Logica PLC	32,031	62,669
London Stock Exchange Group PLC	3,199	50,655
Lonmin PLC, ADR	3,141	128,464
Man Group PLC, ADR	36,131	220,792
Marks & Spencer Group PLC	34,181	124,852
Meggitt PLC	12,262	41,260
Mitchells & Butlers PLC	6,359	25,211
Mondi PLC	7,192	33,566
National Express Group PLC	2,707	39,144
National Grid PLC	51,660	655,726
Next Group PLC	4,029	74,288

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Old Mutual PLC	105,248	$147,318
Pearson PLC	17,730	192,082
Persimmon PLC	6,069	44,159
Pharmstandard *	1,918	33,277
PIK Group	2,449	12,866
Prudential PLC	51,938	473,568
Punch Taverns PLC	5,255	12,852
Reckitt Benckiser PLC	12,813	621,237
Reed Elsevier PLC	22,507	224,119
Rentokil Initial PLC	38,651	47,954
Rexam PLC	13,152	93,443
Rio Tinto PLC	20,433	1,282,361
Rolls-Royce Group PLC *	39,163	237,131
Royal & Sun Alliance PLC	72,069	192,686
Royal Bank of Scotland Group PLC	340,569	1,098,647
Royal Dutch Shell PLC, A Shares	72,862	2,104,285
Royal Dutch Shell PLC, B Shares	56,533	1,588,172
SABMiller PLC	18,070	352,811
Schroders PLC	2,213	40,825
Scottish & Southern Energy PLC	18,105	460,696
Segro PLC, REIT	8,069	60,837
Serco Group PLC	9,191	59,942
Severn Trent PLC	4,464	108,317
Shire, Ltd.	11,240	177,740
Smith & Nephew PLC	19,877	209,930
Smiths Group PLC	7,800	141,440
Stagecoach Group PLC	10,287	46,749
Standard Chartered PLC	29,061	715,062
Standard Life PLC	43,276	188,661
Tate & Lyle PLC	10,137	69,641
Taylor Woodrow PLC	21,706	14,063
Tesco PLC	161,628	1,124,120
The Sage Group PLC	26,835	93,993
Thomas Cook Group PLC	10,654	42,274
Thomson Reuters PLC *	4,061	90,743
Tomkins PLC	17,423	48,647
TUI Travel PLC	12,323	47,650
Tullow Oil PLC	15,600	199,451
Unilever PLC	27,479	747,177
United Business Media, Ltd.	5,413	47,682
United Utilities Group PLC *	14,021	174,000
Vedanta Resources PLC	2,893	60,638
Vodafone Group PLC	1,125,285	2,485,113
Whitbread PLC	4,333	81,954
William Hill PLC	6,607	27,860
William Morrison Supermarket PLC	48,917	227,484
Wolseley PLC	13,546	102,388
WPP Group PLC	22,951	185,641
Xstrata PLC	13,054	406,823

		43,896,275
United States - 0.04%
KB Financial Group, Inc. *	554	25,312
SNC-Lavalin Group, Inc.	2,787	100,770

		126,082

TOTAL COMMON STOCKS (Cost $304,403,904)		$270,060,916

The accompanying notes are an integral part of the financial statements.
186

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS - 1.67%

Brazil - 1.40%
Aracruz Celulose SA (i)	6,600	$23,342
Banco Bradesco SA (i)	25,372	412,533
Banco do Estado do Rio Grande do Sul (i)	3,653	12,478
Banco Itau Holding Financeira SA (i)	25,750	431,670
Bradespar SA * (i)	5,000	70,156
Brasil Telecom Participacoes SA (i)	2,500	24,568
Brasil Telecom SA (i)	3,515	29,075
Braskem SA, A Shares (i)	2,500	13,361
Centrais Eletricas Brasileiras SA * (i)	3,900	49,291
Cia Brasileira de Distribuicao Grupo Pao de
Acucar (i)	1,800	31,216
Cia de Bebidas das Americas (i)	2,910	160,571
Cia Energetica de Minas Gerais (i)	5,871	116,007
Cia Energetica de Sao Paulo * (i)	3,018	26,169
Cia Paranaense de Energia * (i)	2,500	34,684
Cia Vale do Rio Doce (i)	34,668	595,927
Companhia de Bebidas das Americas, ADR * (i)	752	41,067
Duratex SA (i)	1,600	18,919
Eletropaulo Metropolitana de Sao Paulo SA (i)	2,322	32,337
Fertilizantes Fosfatados SA (i)	3,200	25,645
Gerdau SA (i)	10,800	120,378
Gol Linhas Aereas Inteligentes SA (i)	900	5,652
Investimentos Itau SA (i)	44,069	220,472
Klabin SA (i)	11,000	22,891
Lojas Americanas SA (i)	7,900	34,666
Metalurgica Gerdau SA (i)	5,800	90,525
Net Servicos de Comunicacao SA * (i)	3,875	33,050
Petroleo Brasileiro SA (i)	50,600	933,344
Sadia SA, ADR (i)	8,000	23,963
Suzano Papel e Celulose SA * (i)	2,600	22,203
Tam SA * (i)	2,021	38,234
Tele Norte Leste Participacoes SA (i)	4,500	76,856
Telemar Norte Leste SA, Series A (i)	1,100	33,817
Tim Participacoes SA (i)	11,129	23,101
Usinas Siderurgicas de Minas Gerais SA,
Series A (i)	4,125	87,815
Vivo Participacoes SA * (i)	10,400	42,575
Votorantim Celulose e Papel SA * (i)	2,000	30,270

		3,988,828
Germany - 0.19%
Bayerische Motoren Werke (BMW) AG (i)	268	8,219
Porsche Automobil Holding SE (i)	1,857	201,374
RWE AG (i)	827	59,472
Volkswagen AG (i)	2,221	276,503

		545,568
Italy - 0.01%
IFI-Istituto Finanziario Industriale SpA * (i)	776	8,572
Unipol SpA (i)	14,678	24,935

		33,507
Malaysia - 0.00%
Malaysian Airline System BHD * (i)	1,400	335

Russia - 0.01%
Surgutneftegaz SADR (i)	13,580	35,987

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)

South Korea - 0.06%
Hyundai Motor Company (i)	710	$15,323
LG Electronics, Inc. (i)	370	14,938
Samsung Electronics Company, Ltd. (i)	450	141,902

		172,163

TOTAL PREFERRED STOCKS (Cost $4,433,366)		$4,776,388

WARRANTS - 0.00%

Indonesia - 0.00%
Bank Pan Indonesia Tbk PT
(Expiration Date: 07/10/2009, Strike
Price: IDR 400.00) *	16,560	737
Malaysia - 0.00%
IJM Land Berhad
(Expiration Date: 09/11/2013, Strike
Price: MYR 1.35) *	1,130	74

TOTAL WARRANTS (Cost $157)		$811

RIGHTS - 0.00%

Brazil - 0.00%
Cosan SA Industria e Comercio (Expiration
Date: 10/22/2008, Strike Price: BRL 16.00) *	480	31
EDP - Energias do Brasil SA	602,289	0

		31
Japan - 0.00%
Dowa Mining Company, Ltd. (Expiration Date:
01/29/2010, Strike Price: JPY 1.00) *	4,466	974

TOTAL RIGHTS (Cost $0)		$1,005

SHORT TERM INVESTMENTS - 0.59%
AIM Short-Term Investment Trust,
STIC Prime Portfolio,
Institutional Class	$1,241,153	$1,241,153
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	433,898	433,898

TOTAL SHORT TERM INVESTMENTS
(Cost $1,675,051)		$1,675,051

Total Investments (International Equity Index Trust A)
(Cost $310,512,478) - 96.96%		$276,514,171
Other Assets in Excess of Liabilities - 3.04%		8,670,043

TOTAL NET ASSETS - 100.00%		$285,184,214

The portfolio had the following five top industry concentrations as of September 30, 2008 (as a percentage of total net assets):

Banking	12.97%
Telecommunications Equipment & Services	6.09%
International Oil	5.68%
Insurance	4.96%
Financial Services	4.56%

The accompanying notes are an integral part of the financial statements.
187

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.66%

Argentina - 0.01%
Petrobras Energia Participaciones SA, ADR,
B Shares	2,864	$28,182
Telecom Argentina SA, ADR, B Shares *	2,458	30,110

		58,292
Australia - 4.53%
AGL Energy, Ltd.	10,525	116,076
Alumina, Ltd.	32,878	82,896
Amcor, Ltd.	20,939	92,078
AMP, Ltd.	49,425	281,040
Aristocrat Leisure, Ltd.	10,919	57,211
Asciano Group	17,624	46,076
Australia and New Zealand
Banking Group, Ltd.	53,424	825,359
Australian Stock Exchange, Ltd.	5,139	126,681
Axa Asia Pacific Holdings, Ltd.	24,429	100,518
Babcock & Brown, Ltd.	7,199	11,779
Bendigo Bank, Ltd.	8,745	83,482
BHP Billiton, Ltd.	95,792	2,478,198
Billabong International, Ltd.	5,126	57,238
Bluescope Steel, Ltd.	18,796	110,776
Boart Longyear Group	38,217	34,472
Boral, Ltd.	18,573	92,222
Brambles, Ltd.	38,488	240,152
Caltex Australia, Ltd.	4,160	41,148
Centro Properties Group, Ltd. *	26,179	1,869
Centro Retail Group	40,025	3,753
CFS Gandel Retail Trust	42,505	77,122
Coca-Cola Amatil, Ltd.	16,312	108,911
Cochlear, Ltd.	1,647	78,922
Commonwealth Bank of Australia, Ltd.	36,794	1,296,755
Computershare, Ltd.	13,781	104,180
Crown, Ltd.	13,208	91,734
CSL, Ltd.	16,056	486,415
CSR, Ltd.	28,618	57,342
Dexus Property Group, REIT	94,011	110,585
Fortescue Metals Group, Ltd. *	34,730	132,136
Foster's Group, Ltd.	53,895	240,791
General Property Trust, Ltd.	53,827	78,682
Goodman Fielder, Ltd.	30,583	34,693
Harvey Norman Holding, Ltd.	14,041	35,366
Incitec Pivot, Ltd. *	32,220	129,092
James Hardie Industries, Ltd.	14,298	58,260
John Fairfax Holdings, Ltd.	34,909	74,798
Leighton Holdings, Ltd.	4,087	125,795
Lend Lease Corp.	11,008	81,198
Lion Nathan, Ltd.	9,083	68,003
Macquarie Airports, Ltd.	23,554	51,783
Macquarie Goodman Group, Ltd.	41,130	82,997
Macquarie Group, Ltd.	7,705	237,247
Macquarie Infrastructure Group	62,479	118,472
Macquarie Office Trust	64,508	41,215
Metcash, Ltd.	20,807	66,605
Mirvac Group, Ltd.	32,333	65,905
National Australia Bank, Ltd.	46,939	947,343
Newcrest Mining, Ltd.	12,591	261,615
NRMA Insurance Group, Ltd.	55,580	184,485

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
OneSteel, Ltd.	21,248	$78,599
Orica, Ltd.	9,166	154,798
Origin Energy, Ltd.	25,823	334,009
Oxiana, Ltd.	89,137	113,104
Paladin Resources, Ltd. *	17,063	52,734
Perpetual Trust of Australia, Ltd.	982	37,730
Qantas Airways, Ltd.	27,623	70,422
QBE Insurance Group, Ltd.	25,209	543,658
Rio Tinto, Ltd.	7,952	535,823
Santos, Ltd.	17,295	264,642
Sims Group, Ltd.	4,165	100,912
Sonic Healthcare, Ltd.	7,685	81,748
St. George Bank, Ltd.	15,650	369,381
Stockland Company, Ltd.	43,939	197,255
Suncorp-Metway, Ltd.	26,053	198,024
TABCORP Holdings, Ltd.	13,590	89,282
Tattersall's, Ltd.	31,421	60,586
Telstra Corp., Ltd.	119,180	399,844
Toll Holdings, Ltd.	16,809	95,216
Transurban Group, Ltd. *	28,730	131,668
Virgin Blue Holdings, Ltd.	16,809	4,341
Wesfarmers, Ltd., Price Protected Shares	3,650	84,020
Wesfarmers, Ltd.	17,203	400,068
Westfield Group	50,775	695,513
Westpac Banking Corp., Ltd.	53,889	955,160
Woodside Petroleum, Ltd.	13,120	529,404
Woolworths, Ltd.	34,534	760,714
WorleyParsons, Ltd.	4,320	106,853

		17,856,979
Austria - 0.36%
Andritz AG	1,113	48,043
Erste Bank der Oesterreichischen
Sparkassen AG	5,705	284,021
Immoeast Immobilien Anlagen AG *	12,470	31,498
Immofinanz Immobilien Anlage AG	13,774	48,727
Meinl European Land, Ltd. *	9,234	69,570
Oesterreichische Elektrizitaets AG, Class A	2,371	145,916
OMV AG	5,078	214,038
Raiffeisen International Bank Holding AG	1,473	106,389
Strabag SE	1,396	62,124
Telekom Austria AG	10,537	185,396
Voestalpine AG	3,514	109,807
Wiener Staedtische Allgemeine
Versicherung AG	970	48,424
Wienerberger Baustoffindustrie AG	2,169	58,889

		1,412,842
Belgium - 0.68%
Belgacom SA	4,817	181,487
Colruyt SA	498	124,999
Compagnie Nationale A Portefeuille, ADR	1,367	90,467
Delhaize Group	2,995	173,962
Dexia SA	15,993	174,698
Fortis Group SA	60,690	374,941
Fortis, Strip VVPR *	24,938	352
GDF Suez *	3,381	48
Groupe Bruxelles Lambert SA	2,456	211,973

The accompanying notes are an integral part of the financial statements.
188

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Belgium (continued)
Inbev NV	5,543	$329,779
KBC Ancora, ADR	1,090	71,828
KBC Bancassurance Holding NV	4,730	411,470
Mobistar SA *	931	65,527
Solvay SA	1,927	236,539
Suez SA	310	15,216
UCB SA	3,339	118,632
Umicore	3,760	116,117

		2,698,035
Bermuda - 0.06%
Central European Media Enterprises, Ltd. *	720	48,785
SeaDrill, Ltd., GDR	8,568	177,513

		226,298
Brazil - 1.59%
All America Latina Logistica SA	12,100	82,663
Aracruz Celulose SA, SADR	581	21,329
B2W Companhia Global Do Varejo	1,756	42,394
Banco Bradesco SA, ADR	15,084	242,852
Banco do Brasil SA	10,400	124,337
Banco Nossa Caixa SA *	658	13,797
BM&F BOVESPA SA *	22,927	102,412
Brasil Telecom Participacoes SA, ADR	388	18,958
Brasil Telecom Participacoes SA	2,500	68,317
Braskem SA, SADR	1,584	17,329
Centrais Eletricas Brasileiras SA, ADR,
B Shares *	1,429	17,765
Centrais Eletricas Brasileiras SA, ADR *	2,381	34,093
Centrais Eletricas Brasileiras SA *	4,600	68,411
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, ADR *	314	10,977
Cia de Concessoes Rodoviarias, ADR	3,900	51,238
Cia de Saneamento Basico do Estado de Sao
Paulo *	3,927	54,378
Cia Energetica de Minas Gerais, ADR	3,950	77,973
Cia Vale do Rio Doce	25,600	482,968
Companhia Siderurgica Nacional SA, ADR	4,593	97,647
Companhia Siderurgica Nacional SA	6,600	141,337
Companhia Vale Do Rio Doce, ADR *	13,952	267,181
Companhia Vale Do Rio Doce, SADR *	19,233	340,424
Cosan SA Industria e Comercio *	3,511	23,433
CPFL Energia SA	3,700	69,026
Cyrela Brazil Realty SA	7,000	71,733
Diagnosticos da America SA	1,100	14,712
EDP - Energias do Brasil SA	2,900	36,301
Empresa Brasileira de Aeronautica SA	13,900	95,691
Empresa Brasileira de Aeronautica SA, ADR	1,026	27,712
Gafisa SA	4,303	54,497
Gerdau SA, SADR	8,136	90,310
Gerdau SA	5,880	56,084
Global Village Telecom Holding SA *	2,448	37,037
IronX Mineracao SA *	4,256	61,953
Lojas Renner SA	3,700	45,693
MRV Engenharia e Participacoes SA	2,167	22,719
Natura Cosmeticos SA	5,400	52,499
OGX Petroleo e Gas Participacoes SA *	300	61,012
Perdigao SA *	3,560	68,098

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Brazil (continued)
Petroleo Brasileiro SA, ADR	13,714	$602,730
Petroleo Brasileiro SA, SADR	18,576	695,114
Petroleo Brasileiro SA	39,000	865,300
Redecard SA	8,479	110,861
Souza Cruz SA	2,200	52,592
Tele Norte Leste Participacoes SA, ADR	2,994	52,275
Tele Norte Leste Participacoes SA	2,500	51,238
Tractebel Energia SA	3,600	39,161
Ultrapar Participacoes SA	2,600	68,986
Unibanco - Uniao de Bancos Brasileiros SA *	21,100	215,668
Unibanco - Uniao De Bancos
Brasileiros SA, ADR *	1,124	113,434
Usinas Siderurgicas de Minas Gerais
SA, SADR	2,431	50,814
Usinas Siderurgicas de Minas Gerais SA	2,200	44,338
Vivo Participacoes SA, ADR *	1,291	5,345
Votorantim Celulose e Papel SA, SADR *	858	13,222
Weg SA	4,600	34,302

		6,282,670
Canada - 7.00%
Addax Petroleum Corp.	2,300	62,435
Agnico-Eagle Mines, Ltd.	4,413	240,916
Agrium, Inc.	4,261	238,224
Alimentation Couche Tard, Inc., ADR	4,300	56,364
ARC Energy Trust	2,700	58,605
Astral Media, Inc.	1,600	48,004
Bank of Montreal	14,709	635,075
Bank of Nova Scotia	27,548	1,242,475
Barrick Gold Corp.	24,230	887,238
BCE, Inc.	7,773	268,047
Biovail Corp.	4,450	42,232
Bombardier, Inc. *	43,138	234,285
Brookfield Asset Management, Inc.	13,151	354,524
Brookfield Properties Corp.	6,634	103,601
CAE, Inc.	7,016	56,036
Cameco Corp.	9,166	198,607
Canadian Imperial Bank of Commerce	11,130	638,779
Canadian National Railway Company	13,298	634,505
Canadian Natural Resources, Ltd.	15,622	1,071,558
Canadian Oil Sands Trust	6,500	236,730
Canadian Pacific Railway, Ltd.	4,074	218,467
Canadian Tire Corp., Ltd.	2,354	108,382
Canadian Utilities, Ltd.	1,400	49,922
CGI Group, Inc. *	8,076	70,648
CI Financial Income Fund	1,533	25,928
Eldorado Gold Corp. *	10,700	66,759
Enbridge, Inc.	9,276	343,236
EnCana Corp.	21,664	1,383,402
Enerplus Resources Fund	5,000	182,570
Ensign Energy Services, Inc.	4,400	68,961
Fairfax Financial Holdings, Ltd.	459	147,130
Finning International, Inc.	5,438	106,691
First Quantum Minerals, Ltd.	2,100	78,929
Fording Canadian Coal Trust	4,500	369,006
Fortis, Inc.	5,200	117,461
George Weston, Ltd.	1,736	83,941

The accompanying notes are an integral part of the financial statements.
189

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Gerdau Ameristeel Corp.	4,100	$39,488
Gildan Activewear, Inc. *	3,600	80,000
Goldcorp, Inc.	19,556	615,024
Great-West Lifeco, Inc.	8,076	238,277
Groupe Aeroplan, Inc.	2,636	32,670
Harvest Energy Trust	3,700	62,301
Husky Energy, Inc.	6,652	281,446
IGM Financial, Inc.	3,496	126,175
Imperial Oil, Ltd.	8,503	364,169
Inmet Mining Corp.	1,200	55,882
Ivanhoe Mines, Ltd. *	7,500	45,455
Jazz Air Income Fund, ADR *	481	2,368
Kinross Gold Corp.	17,490	280,859
Loblaw Companies, Ltd.	3,437	95,916
Lundin Mining Corp. *	10,400	30,880
Magna International, Inc.	2,643	135,794
Manulife Financial Corp.	43,424	1,561,918
MDS, Inc. *	3,201	38,229
Methanex Corp.	2,867	56,168
Metro, Inc.	2,800	81,244
National Bank of Canada	4,668	213,388
Nexen, Inc.	12,664	293,917
Niko Resources, Ltd.	1,000	53,756
Nortel Networks Corp. *	12,543	27,579
Nova Chemicals Corp.	2,549	56,022
Onex Corp.	3,332	86,004
OPTI Canada, Inc. *	4,700	48,800
Pan American Silver Corp. *	2,100	45,700
Penn West Energy Trust	10,413	247,642
Petro-Canada	14,192	472,067
Potash Corp. of Saskatchewan, Inc.	9,111	1,181,155
Power Corp. Of Canada	9,317	273,141
Power Financial Corp.	7,122	222,577
Precision Drilling Trust, ADR	1,500	24,665
Provident Energy Trust	6,100	54,451
QLT, Inc. *	230	752
Research In Motion, Ltd. *	14,600	983,759
RioCan Real Estate Investment Trust	2,900	55,071
Ritchie Bros. Auctioneers, Inc.	2,100	50,317
Rogers Communications, Inc., Class B	14,742	478,171
Royal Bank of Canada	37,476	1,778,283
Saputo, Inc.	3,000	71,177
Shaw Communications, Inc.	10,502	212,556
Sherritt International Corp., ADR	6,300	33,683
Shoppers Drug Mart Corp.	5,856	282,552
Silver Wheaton Corp. *	6,100	49,465
Sino-Forest Corp. *	4,100	51,662
Sun Life Financial, Inc.	15,352	536,617
Suncor Energy, Inc.	26,804	1,108,176
Talisman Energy, Inc.	28,726	405,416
Teck Cominco, Ltd.	12,812	363,804
Telus Corp. - Non Voting Shares	4,044	144,813
Telus Corp.	1,800	65,742
Thomson Corp.	6,498	176,638
TMX Group, Inc.	1,924	52,428
Toronto Dominion Bank Ontario	23,200	1,396,905

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
TransAlta Corp.	5,621	$151,055
Trans-Canada Corp.	16,750	600,749
Trican Well Service, Ltd. *	3,800	57,129
Uranium One, Inc. *	6,000	12,967
Yamana Gold, Inc.	16,838	138,438
Yellow Pages Income Fund	7,800	72,925

		27,586,050
Chile - 0.34%
Banco Santander Chile SA, ADR	2,714	116,132
Centros Comerciales Sudamericanos SA, ADR (g)	3,171	111,923
Cia Cervecerias Unidas SA, ADR	1,534	49,441
Compania de Telecomunicaciones de Chile
SA, SADR	7,854	53,486
Corpbanca SA, SADR	1,012	24,328
Distribucion y Servicio D&S SA, ADR	2,622	58,051
Embotelladora Andina SA, ADR, Series A	1,498	20,057
Embotelladora Andina SA, ADR, Series B	1,729	25,070
Empresa Nacional de Electricidad SA, ADR	6,553	291,674
Enersis SA, SADR	15,663	255,620
Inversiones Aguas Metropolitanas SA, ADR (g)	1,355	23,599
Lan Airlines SA, SADR	5,840	66,576
Madeco SA, SADR	1,566	12,779
Sociedad Quimica y Minera de
Chile SA, ADR, B Shares	7,220	182,016
Vina Concha Y Toro SA, ADR	908	31,971

		1,322,723
China - 1.47%
Air China, Ltd., Class H	76,534	34,587
Aluminum Corp. of China, Ltd.	123,220	75,014
Angang New Steel Company, Ltd., Class H	31,547	29,258
Bank of China, Ltd.	799,100	309,671
Bank of Communications Company, Ltd.,
Class H	182,121	165,868
Beijing Capital International Airport Company,
Ltd., Class H	42,789	35,343
Beijing Datang Power Generation
Company, Ltd., Class H	88,864	49,602
BYD Company, Ltd., H Shares	19,205	32,144
Chaoda Modern Agriculture Holdings, Ltd.	54,750	46,241
China Communications
Construction Company , Ltd. - Hong Kong
Exchange	131,800	115,712
China Communications Services Corp., Ltd.,
Class H - Hong Kong Exchange	72,000	50,145
China Construction Bank - Hong Kong
Exchange	986,382	658,179
China Eastern Airlines Corp., Ltd. - Hong
Kong Exchange *	59,361	10,191
China Life Insurance Company, Ltd. - Hong
Kong Exchange	206,624	769,748
China Merchants Bank Company, Ltd. - Hong
Kong Exchange	80,900	195,365
China National Building Material Company,
Ltd. - Hong Kong Exchange	26,000	30,011
China Oilfield Services, Ltd., H Shares - Hong
Kong Exchange	54,000	50,031

The accompanying notes are an integral part of the financial statements.
190

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

China (continued)
China Petroleum & Chemical Corp., Class H -
Hong Kong Exchange	507,970	$400,906
China Railway Construction Corp. - Hong
Kong Exchange *	57,000	75,262
China Railway Group, Ltd. - Hong Kong
Exchange *	108,000	65,869
China Shenhua Energy Company, Ltd. - Hong
Kong Exchange	97,000	237,933
China Shipping Container Lines Company,
Ltd. - Hong Kong Exchange	102,473	17,634
China Shipping Development Company, Ltd.,
Class H - Hong Kong Exchange	38,432	50,453
China Southern Airlines Company, Ltd. -
Hong Kong Exchange *	52,717	10,312
China Telecom Corp., Ltd. - Hong Kong
Exchange	417,604	171,382
COSCO Holdings	81,296	74,111
Country Garden Holdings Company, Ltd. (a)	101,000	32,090
Dongfeng Motor Group Company, Ltd.	89,220	32,836
Foxconn International Holdings, Ltd. *	46,000	20,577
Guangdong Investment, Ltd.	75,220	17,764
Guangshen Railway Company, Ltd., Class H	40,789	20,220
Guangzhou R&F Properties Company, Ltd., H
Shares	31,200	28,650
Huaneng Power International, Inc., Class H	93,436	62,121
Industrial & Commercial Bank of China, Ltd.	1,181,400	714,032
Jiangsu Expressway, Ltd.	33,145	24,878
Jiangxi Copper Company, Ltd., Class H	41,075	41,134
KWG Property Holding, Ltd.	20,000	5,415
Lenovo Group, Ltd.	139,436	61,541
Maanshan Iron & Steel Company, Ltd.	48,075	15,167
PetroChina Company, Ltd., Class H	618,261	641,813
PICC Property & Casualty Company, Ltd.,
Class H *	79,220	32,272
Shanghai Electric Group Company, Ltd. *	92,864	28,311
Shui On Land, Ltd.	48,000	20,040
Sinopec Shanghai Petrochemical
Company, Ltd., Class H	69,934	15,555
Tingyi Cayman Islands Holding Corp., GDR	48,000	56,077
Yanzhou Coal Mining Company, Ltd., Class H	57,990	59,797
Zhejiang Expressway Company, Ltd., Class H	39,718	23,579
Zijin Mining Group, Ltd.	128,411	64,933
ZTE Corp., Class H	6,220	23,560

		5,803,334
Colombia - 0.03%
BanColombia SA, ADR	4,595	130,728

Czech Republic - 0.15%
CEZ AS	5,551	347,475
Komercni Banka AS	407	91,530
Telefonica Czech Republic AS	3,019	71,058
Unipetrol AS	1,942	21,721
Zentiva NV	613	40,046

		571,830
Denmark - 0.73%
A P Moller Maersk AS, Series A	17	146,642
A P Moller Maersk AS	33	287,059

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Denmark (continued)
Carlsberg AS, B Shares	1,948	$148,522
Coloplast AS	794	58,924
Danisco AS	1,419	79,753
Danske Bank AS	13,602	327,502
DSV AS, ADR	6,370	101,412
FLS Industries AS, B Shares	1,683	85,460
Jyske Bank *	1,802	90,732
Novo Nordisk AS	13,410	695,205
Novozymes AS, B Shares	1,386	123,512
Rockwool International AS, B Shares	200	17,106
Sydbank AS	1,860	55,794
Topdanmark AS *	572	81,967
TrygVesta AS	767	49,316
Vestas Wind Systems AS *	5,389	470,378
William Demant Holdings AS *	918	41,289

		2,860,573
Egypt - 0.12%
Commercial International Bank	6,529	47,319
Egypt Kuwait Holding Company	14,352	33,430
Egyptian Company for Mobile Services	919	17,858
Egyptian Financial Group-Hermes Holding	4,582	28,181
EL Ezz Aldekhela Steel Alexandria	72	17,781
EL EZZ Steel Company	2,373	7,882
ElSwedy Cables Holding Company *	1,884	35,102
Orascom Construction Industries	2,122	121,776
Orascom Telecom Holding SAE	13,000	94,052
Sidi Kerir Petrochemicals Company	9,345	26,322
Telecom Egypt	8,967	24,245

		453,948
Finland - 1.08%
Cargotec Corp. Oyj, B Shares	1,048	21,409
Elisa Oyj, Class A	4,603	90,323
Fortum Corp. Oyj	13,007	436,505
Kesko Oyj	2,031	51,963
Kone Corp. Oyj	4,456	121,271
Metra Oyj, B Shares	2,631	110,840
Metso Oyj	3,873	94,991
Neste Oil Oyj	3,691	76,977
Nokia AB Oyj	114,756	2,140,364
Nokian Renkaat Oyj	3,230	77,723
OKO Bank PLC, Series A	4,100	59,751
Orion Oyj, Series B	3,424	58,010
Outokumpu Oyj	3,613	57,563
Rautaruukki Oyj *	2,619	52,341
Sampo Oyj, A Shares	12,607	286,832
SanomaWSOY Oyj	3,040	57,487
Stora Enso Oyj, Series R	16,853	164,672
UPM-Kymmene Oyj	15,384	240,027
YIT Oyj	3,679	38,417

		4,237,466
France - 7.38%
Accor SA	5,228	279,209
Aeroports de Paris	1,025	84,631
Air France-KLM	3,724	85,263
Air Liquide	6,935	762,048

The accompanying notes are an integral part of the financial statements.
191

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

France (continued)
Alcatel-Lucent *	61,805	$238,178
Alstom	5,850	444,070
Atos Origin SA	2,082	91,626
AXA Group SA	43,217	1,414,681
BNP Paribas SA	22,894	2,185,404
Bouygues SA	6,636	300,614
Bureau Veritas SA	1,104	56,482
Cap Gemini SA	3,564	168,366
Carrefour SA	17,694	834,394
Casino Guich-Perrachon SA	1,224	109,217
Christian Dior SA	1,483	112,474
Cie Generale de Geophysique-Veritas *	3,635	115,335
CNP Assurances SA	906	102,333
Compagnie de Saint-Gobain SA	7,664	396,447
Compagnie Generale des Etablissements
Michelin, Class B	3,906	253,001
Credit Agricole SA	25,945	499,697
Dassault Systemes SA	1,521	81,499
Eiffage SA	1,288	69,013
Electricite de France	5,453	394,325
Eramet	141	54,017
Essilor International SA	5,424	270,904
Eurazeo	887	74,983
European Aeronautic Defence &
Space Company	8,834	150,749
Eutelsat Communications *	2,379	63,282
France Telecom SA	51,074	1,432,606
GDF Suez	34,083	1,773,212
Gecina SA	396	42,682
Groupe DANONE	12,150	861,822
Hermes International SA	1,808	294,153
ICADE	485	39,292
Imerys SA	845	48,549
JC Decaux SA	1,718	37,621
Klepierre SA	1,721	67,359
Lafarge SA	4,039	425,259
Lagardere S.C.A.	3,688	166,242
Legrand SA, ADR	3,347	75,487
L'Oreal SA	6,803	667,535
LVMH Moet Hennessy SA	6,907	606,391
M6-Metropole Television	1,932	42,476
Natixis	27,302	91,427
Neopost SA	989	93,258
PagesJaunes Groupe SA	3,352	46,776
Pernod-Ricard SA	4,693	413,411
PPR SA	2,064	184,682
PSA Peugeot Citroen SA	4,053	152,539
Publicis Groupe SA	4,266	134,366
Renault Regie Nationale SA	5,106	325,402
Safran SA	4,633	81,080
Sanofi-Aventis SA	29,300	1,926,343
Schneider Electric SA	6,107	524,436
SCOR SE	4,132	80,346
Societe BIC SA	665	34,549
Societe Generale	13,391	1,202,909
Societe Television Francaise 1	3,691	65,389
Sodexho Alliance	2,384	140,689

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

France (continued)
STMicroelectronics NV	18,012	$182,646
Suez Environnement SA *	7,474	184,028
Suez Environnement SA *	77	1,948
Technip SA	2,913	163,685
Thales SA	2,442	123,235
Total SA	61,471	3,734,358
Unibail-Rodamco, REIT	2,225	450,185
Valeo SA	2,170	65,668
Vallourec SA	1,443	311,367
Veolia Environnement SA	10,367	426,510
Vinci SA	11,644	548,620
Vivendi SA	32,523	1,019,619
Wendel	923	73,617
Zodiac SA	1,048	49,980

		29,105,996
Germany - 6.31%
Adidas-Salomon AG	5,623	300,379
Allianz SE	12,997	1,781,866
Arcandor AG *	1,969	6,459
BASF SE	28,018	1,335,799
Bayer AG	22,123	1,620,225
Bayerische Motoren Werke (BMW) AG	9,008	349,157
Beiersdorf AG	2,269	143,415
Bilfinger Berger AG	1,040	54,170
Celesio AG	2,464	107,535
Commerzbank AG	17,516	259,654
Continental AG *	4,293	426,745
Daimler AG	26,391	1,310,391
Deutsche Bank AG	14,613	1,045,370
Deutsche Boerse AG	5,514	504,588
Deutsche Lufthansa AG	6,600	129,019
Deutsche Post AG	25,063	522,927
Deutsche Postbank AG	2,191	82,995
Deutsche Telekom AG	82,348	1,250,637
E.ON AG	54,723	2,754,585
Fraport AG, ADR	372	22,107
Fresenius AG	737	54,101
Fresenius Medical Care AG & Company	5,195	268,927
Fresenius SE	2,111	153,631
GEA Group AG	4,433	85,804
Hamburger Hafen und Logistik AG	692	41,045
Hannover Rueckversicherung AG	1,640	60,021
Heidelbergcement AG	680	71,859
Henkel AG & Company KGaA	4,128	126,605
Henkel AG & Company KGaA	4,841	176,580
Hochtief AG	1,019	48,633
Hypo Real Estate Holding AG	3,707	21,868
Infineon Technologies AG *	20,151	111,876
IVG Immobilien AG	2,649	25,523
K&S AG	4,148	287,606
Linde AG	3,936	420,309
MAN AG	3,048	205,211
Merck KGAA *	1,663	177,348
Metro AG	3,086	154,751
Muenchener Rueckversicherungs-
Gesellschaft AG	6,030	909,594

The accompanying notes are an integral part of the financial statements.
192

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Germany (continued)
ProSieben Sat.1 Media AG	2,198	$14,868
Puma AG	163	44,363
Q-Cells AG *	1,882	157,812
Rheinmetall AG	1,015	54,628
RWE AG	12,887	1,228,603
Salzgitter AG	1,049	106,081
SAP AG	24,155	1,286,469
Siemens AG	25,048	2,336,402
Solarworld AG	2,258	95,042
Thyssen Krupp AG	9,816	294,715
TUI AG	5,297	87,498
United Internet AG	3,420	36,774
Volkswagen AG	4,242	1,662,212
Wacker Chemie AG	426	60,819

		24,875,601
Greece - 0.48%
Alpha Bank A.E.	11,018	239,875
Bank of Piraeus SA	8,922	185,773
Coca-Cola Hellenic Bottling Company SA	5,040	110,004
EFG Eurobank Ergas SA	8,730	159,131
Hellenic Petroleum SA	3,350	36,271
Hellenic Telecommunications Organization SA	8,040	144,519
Marfin Financial Group SA Holdings *	18,065	129,594
National Bank of Greece SA	13,959	565,682
OPAP SA	6,920	212,403
Public Power Corp.	3,250	50,139
Titan Cement Company SA	1,790	59,117

		1,892,508
Hong Kong - 2.61%
Agile Property Holdings, Ltd.	52,789	24,116
Alibaba.com, Ltd. * (a)(g)	31,100	28,853
Anhui Conch Cement Company, Ltd., Class H *	12,930	49,389
ASM Pacific Technology, Ltd.	2,414	13,953
Bank of East Asia, Ltd.	41,172	129,602
Beijing Enterprises Holdings, Ltd.	15,286	58,220
Belle International Holdings, Ltd., GDR	86,578	62,210
BOC Hong Kong Holdings, Ltd.	101,828	182,045
C C Land Holdings, Ltd.	10,000	2,185
Cathay Pacific Airways, Ltd.	31,782	54,211
Cheung Kong Holdings, Ltd.	37,849	428,773
Cheung Kong Infrastructure Holdings, Ltd.	7,772	36,168
China Agri-Industries Holdings, Ltd. *	67,216	35,223
China BlueChemical, Ltd.	42,000	23,416
China CITIC Bank	154,000	69,234
China Coal Energy Company, H Shares	96,000	101,491
China Everbright, Ltd.	22,216	35,645
China High Speed Transmission Equipment
Group Company, Ltd.	22,000	40,264
China Insurance International Holdings
Company, Ltd.	20,000	38,479
China Mengniu Dairy Company, Ltd.	36,502	37,870
China Merchants Holdings International
Company, Ltd.	34,529	110,760
China Mobile, Ltd.	173,530	1,738,367
China Netcom Group Corp Hong Kong, Ltd.	54,000	119,580
China Overseas Land & Investment, Ltd.	111,079	134,632

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
China Resource Power Holdings, Ltd.	48,789	$106,580
China Resources Enterprises, Ltd.	37,145	90,698
China Resources Land, Ltd.	36,789	39,069
China Travel International Investment
Hong Kong, Ltd.	92,291	20,972
China Unicom, Ltd.	106,000	159,462
Chinese Estates Holdings, Ltd.	14,250	17,658
CITIC International Financial Holdings, Ltd. *	75,000	49,644
Citic Pacific, Ltd.	33,967	99,290
CITIC Resources Holdings, Ltd. *	117,300	18,481
CLP Holdings, Ltd.	55,789	450,036
CNOOC, Ltd.	455,280	511,460
CNPC Hong Kong, Ltd.	70,000	29,803
Cosco Pacific, Ltd.	35,145	40,337
Denway Motors, Ltd.	156,441	49,552
Dongfang Electrical Machinery Company, Ltd.	10,000	26,622
Esprit Holdings, Ltd.	29,015	179,851
Fosun International	42,500	14,899
Giordano International, Ltd.	611	213
Gome Electrical Appliances Holdings, Ltd.	178,292	52,639
Guangzhou Investment Company, Ltd.	90,507	8,815
Hang Lung Group, Ltd.	24,000	76,023
Hang Lung Properties, Ltd.	58,326	137,301
Hang Seng Bank, Ltd.	21,219	401,126
Harbin Power Equipment Company, Ltd.	18,000	12,895
Henderson Investment, Ltd.	14,000	657
Henderson Land Development Company, Ltd.	26,527	118,251
Hengan International Group Company, Ltd.,
GDR	18,000	51,224
Hidili Industry International Development, Ltd.	37,000	18,040
Hong Kong & China Gas Company, Ltd.	112,244	256,221
Hong Kong Aircraft Engineering Company	1,600	18,399
Hong Kong Electric Holdings, Ltd. (a)	36,582	229,770
Hong Kong Exchange & Clearing, Ltd.	29,430	362,472
Hopewell Holdings, Ltd.	17,362	63,053
Hopson Development Holdings, Ltd., GDR (a)	20,000	10,161
Hutchison Telecommunications
International, Ltd. *	39,668	44,299
Hutchison Whampoa, Ltd.	59,377	456,048
Hysan Development Company, Ltd. (a)	13,016	33,881
Johnson Electronic Holdings, Ltd.	25	9
Kerry Properties, Ltd.	15,796	51,196
Kingboard Chemical Holdings, Ltd.	15,772	53,853
Lee & Man Paper Manufacturing, Ltd.	10,000	5,480
Li & Fung, Ltd.	55,971	136,964
Li Ning Company, Ltd.	19,251	33,773
Lifestyle International Holdings, Ltd.	18,000	20,445
Link, REIT	55,088	114,515
Mongolia Energy Company, Ltd. *	91,000	49,002
MTR Corp., Ltd.	35,963	106,189
New World Development Company, Ltd.	63,169	70,354
Nine Dragons Paper Holdings, Ltd.	37,400	13,991
Noble Group, Ltd.	54,800	52,150
NWS Holdings, Ltd.	10,228	18,353
Orient Overseas International, Ltd.	6,562	16,810
Pacific Basin Shipping, Ltd.	34,000	28,268
Parkson Retail Group, Ltd.	42,500	47,138

The accompanying notes are an integral part of the financial statements.
193

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
PCCW, Ltd.	109,208	$45,505
Ping An Insurance Group Company of China,
Ltd.	38,645	226,304
Shanghai Industrial Holdings, Ltd.	13,930	31,842
Shangri-La Asia, Ltd.	34,296	49,134
Shimao Property Holdings, Ltd., GDR	44,000	25,376
Shougang Concord International Enterprises
Company, Ltd.	72,000	10,379
Shun Tak Holdings, Ltd.	30,000	10,330
Sino Land Company, Ltd.	33,708	37,753
Sinofert Holdings, Ltd.	82,000	41,337
Sino-Ocean Land Holdings, Ltd.	85,000	26,438
Soho China, Ltd.	74,000	25,009
Sun Hung Kai Properties, Ltd.	40,611	418,487
Swire Pacific, Ltd., Class A	22,663	199,211
Techtronic Industries Company, Ltd.	15	14
Television Broadcasting Company, Ltd.	8,181	34,741
Tencent Holdings, Ltd.	25,000	182,734
Wharf Holdings, Ltd.	37,876	108,209
Wheelock and Company, Ltd.	31,000	56,228
Wing Hang Bank, Ltd.	4,596	35,312
Wing Lung Bank, Ltd.	3,000	59,972
Yue Yuen Industrial Holdings, Ltd.	15,567	42,524

		10,295,917
Hungary - 0.14%
Gedeon Richter Rt.	489	89,509
Magyar Telekom Rt.	16,414	76,987
MOL Magyar Olaj & Gazipari Rt.	1,536	140,446
OTP Bank Rt. *	6,949	251,480

		558,422
India - 1.06%
Bajaj Auto, Ltd., ADR (g)	1,056	9,504
Bajaj Auto, Ltd.	1,056	13,714
Bajaj Finserv, Ltd.	1,056	8,545
Dr. Reddy's Laboratories, Ltd., ADR	5,375	59,931
Grasim Industries, Ltd., ADR (g)	1,870	155,210
Hindalco Industries, Ltd., ADR (g)	10,691	22,451
ICICI Bank, Ltd., SADR	16,149	379,825
Infosys Technologies, Ltd., ADR	21,164	704,973
Larsen & Toubro, Ltd., ADR (g)	1,342	69,905
Mahindra & Mahindra, Ltd., ADR	3,280	36,408
Ranbaxy Laboratories, Ltd., ADR	8,285	44,739
Reliance Capital, Ltd. (g)	2,081	50,670
Reliance Communication, Ltd., ADR (g)	40,608	288,402
Reliance Energy, Ltd., ADR (g)	1,080	54,517
Reliance Industries, Ltd., GDR (g)	20,644	1,678,357
Reliance Natural Resources, Ltd., ADR * (g)	18,650	58,335
Satyam Computer Services, Ltd., ADR	15,376	248,322
State Bank of India, Ltd., ADR	1,201	72,661
Tata Communications, Ltd., ADR	1,174	24,807
Tata Motors, Ltd., SADR	10,439	79,963
Wipro, Ltd., ADR	12,289	119,449

		4,180,688
Indonesia - 0.28%
Aneka Tambang Tbk PT	104,625	15,900

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Indonesia (continued)
Astra Agro Lestari Tbk PT	12,658	$17,157
Astra International Tbk PT	47,483	84,698
Bank Central Asia Tbk PT	287,274	94,622
Bank Danamon Indonesia Tbk PT	53,759	27,409
Bank Internasional Indonesia Tbk PT	556,000	18,278
Bank Mandiri Tbk PT	221,878	61,500
Bank Rakyat Indonesia Tbk PT	169,501	95,767
Berlian Laju Tanker Tbk PT	64,000	8,948
Bumi Resources Tbk PT	458,780	152,576
Energi Mega Persada Tbk PT *	138,000	7,519
Gudang Garam Tbk PT	16,482	10,215
Indocement Tunggal Prakarsa Tbk PT	26,487	16,565
Indofood Sukses Makmur Tbk PT	122,905	25,215
Indosat Tbk PT, ADR	961	31,386
Indosat Tbk PT	28,500	18,228
International Nickel Indonesia Tbk PT	60,000	19,225
Kalbe Farma Tbk PT	159,571	10,872
Perusahaan Gas Negara Tbk PT	317,485	71,938
PT Telekomunikiasi Indonesia, ADR	4,330	128,947
Semen Gresik Persero Tbk PT	44,140	15,764
Telekomunikasi Indonesia Tbk PT	146,000	109,052
Unilever Indonesia Tbk PT	43,500	34,377
United Tractors Tbk PT	47,796	47,127

		1,123,285
Ireland - 0.36%
Allied Irish Banks PLC - London Exchange	2,483	20,258
Allied Irish Banks PLC	23,589	193,913
Anglo Irish Bank Corp. PLC	23,067	130,852
Bank of Ireland - London Exchange	2,975	16,928
Bank of Ireland	26,967	150,339
C&C Group PLC	229	613
CRH PLC - London Exchange	446	9,529
CRH PLC	14,794	313,073
Elan Corp. PLC *	1,465	15,376
Elan Corp. PLC *	12,765	135,115
Experian Group, Ltd.	29,481	195,383
Greencore Group PLC	24	60
Irish Life & Permanent PLC - London
Exchange	1,209	8,486
Irish Life & Permanent PLC	7,175	50,264
Kerry Group PLC, Class A - London Exchange	3,836	112,327
Kerry Group PLC, Class A - London Exchange	407	11,974
Paddy Power PLC - London Exchange	51	902
Ryanair Holdings PLC, SADR *	1,736	38,938
Smurfit Kappa Group PLC	3,628	15,701

		1,420,031
Israel - 0.52%
Africa-Israel Investments, Ltd.	387	9,767
Alvarion, Ltd., ADR *	814	4,729
Bank Hapoalim, Ltd.	29,084	86,075
Bank Leumi Le-Israel, Ltd.	26,148	88,959
Bezek Israeli Telecommunications Corp., Ltd.	32,276	57,215
Cellcom Israel, Ltd.	1,650	49,599
Check Point Software Technologies, Ltd. *	5,274	119,931
Delek Group, Ltd.	67	5,408

The accompanying notes are an integral part of the financial statements.
194

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Israel (continued)
Discount Investment Corp.	733	$13,338
Elbit Systems, Ltd.	722	37,640
Gazit Globe, Ltd.	736	5,368
Given Imaging Corp., ADR *	127	1,416
Harel Insurance Investments, Ltd.	238	9,696
ICL Israel Chemicals, Ltd.	15,558	217,187
IDB Development Corp., Ltd.	216	2,832
Israel Corp., Ltd.	71	51,321
Israel Discount Bank, Ltd. *	11,922	17,427
Koor Industries, Ltd.	287	11,653
Makhteshim-Agam Industries, Ltd.	8,446	53,228
Migdal Insurance Holdings, Ltd.	8,348	8,891
Nice Systems, Ltd. *	1,578	43,952
Oil Refineries, Ltd.	28,998	16,833
Ormat Industries	2,418	25,968
Partner Communications, Ltd.	2,403	44,231
RADWARE, Ltd., ADR *	437	3,640
Syneron Medical, Ltd., ADR *	692	9,861
Teva Pharmaceutical Industries, Ltd.	22,441	1,036,709
United Mizrahi Bank, Ltd.	3,253	20,287

		2,053,161
Italy - 2.64%
A2A SpA	34,094	86,996
Alleanza Assicurazioni SpA	11,078	101,830
Assicurazioni Generali SpA	30,736	1,020,346
Autogrill SpA (a)	3,019	34,278
Autostrade SpA	6,788	139,855
Banca Carige SpA	19,120	63,162
Banca Intesa SpA - Non convertible	23,848	113,773
Banca Monte dei Paschi Siena SpA	57,906	144,118
Banca Popolare di Milano SpA	10,841	92,135
Banche Popolari Unite SpA	16,524	361,987
Banco Popolare Societa Cooperativa	19,285	299,582
Bulgari SpA	4,306	38,545
Enel SpA	125,691	1,049,228
Eni SpA	75,048	1,989,227
Fiat SpA	19,842	266,636
Finmeccanica SpA	8,446	183,089
Fondiaria-Sai SpA	1,627	38,403
IFIL - Investments SpA	11,163	50,621
Intesa Sanpaolo SpA	216,012	1,187,975
Italcementi SpA, RNC	1,147	10,810
Italcementi SpA	1,850	22,916
Lottomatica SpA	1,866	48,862
Luxottica Group SpA	3,304	76,020
Mediaset SpA	20,583	130,721
Mediobanca SpA	13,982	189,776
Mediolanum SpA	7,539	34,535
Parmalat SpA	44,971	106,151
Pirelli & Company SpA	64,952	38,323
Prysmian SpA	3,710	72,979
Saipem SpA	7,203	215,521
Snam Rete Gas SpA	25,207	152,335
Telecom Italia SpA - RSP	172,405	195,429
Telecom Italia SpA	296,041	440,591
Terna Rete Elettrica Nationale SpA	34,112	125,412

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Italy (continued)
UniCredito Italiano SpA	327,679	$1,225,305
Unipol Gruppo Finanziario SpA, ADR	26,103	56,013

		10,403,485
Japan - 15.87%
Acom Company, Ltd.	1,197	40,909
Advantest Corp.	3,780	79,930
AEON Company, Ltd.	18,704	191,096
AEON Credit Service Company, Ltd.	1,877	19,158
Aeon Mall Company, Ltd.	1,400	41,726
Aiful Corp. (a)	1,727	13,362
Aioi Insurance Company, Ltd.	16,000	79,807
Aisin Seiki Company	5,079	124,385
Ajinomoto Company, Inc.	17,305	164,931
Alfresa Holdings Corp.	724	35,048
All Nippon Airways Company, Ltd.	17,715	63,107
Alps Electric Company, Ltd.	5,138	40,220
Amada Company, Ltd.	9,829	53,979
Aozora Bank, Ltd.	26,000	40,758
Asahi Breweries, Ltd.	10,701	187,551
Asahi Glass Company, Ltd.	27,191	239,026
Asahi Kasei Corp.	33,963	142,896
ASICS Corp.	5,000	38,870
Astellas Pharmaceuticals, Inc.	13,869	582,765
Bank of Kyoto, Ltd.	9,000	91,856
Benesse Corp.	1,854	75,725
Bridgestone Corp.	17,553	332,305
Brother Industries, Ltd.	6,400	67,765
Canon Marketing Japan, Inc.	2,000	30,635
Canon, Inc.	30,574	1,159,087
Casio Computer Company, Ltd.	7,133	66,971
Central Japan Railway Company, Ltd.	47	443,187
Chiba Bank, Ltd.	22,896	120,046
Chubu Electric Power Company, Inc.	17,977	423,587
Chugai Pharmaceutical Company, Ltd.	7,416	120,848
Chugoku Bank, Ltd.	4,000	55,818
Chugoku Electric Power Company, Inc.	7,600	155,812
Citizen Watch Company, Ltd.	10,135	70,243
Coca-Cola West Japan Company, Ltd.	1,777	40,155
Cosmo Oil Company, Ltd.	12,000	28,464
Credit Saison Company, Ltd.	3,991	65,592
CSK Corp.	1,790	26,158
Dai Nippon Printing Company, Ltd.	16,953	228,669
Daicel Chemical Industries, Ltd.	6,534	29,394
Daido Steel Company, Ltd.	8,000	42,340
Daihatsu Motor Company, Ltd.	7,000	76,582
Daiichi Sankyo Company, Ltd.	19,272	496,571
Daikin Industries, Ltd.	7,115	239,975
Dainippon Ink & Chemicals, Inc.	15,010	28,428
Dainippon Screen Manufacturing
Company, Ltd.	238	771
Dainippon Sumitomo Pharma Company, Ltd.	7,000	57,344
Daito Trust Construction Company, Ltd.	2,319	86,250
Daiwa House Industry Company, Ltd.	13,715	131,123
Daiwa Securities Group, Inc.	40,251	293,178
Dena Company, Ltd.	8	32,233
Denki Kagaku Kogyo Kabushiki Kaisha	16,477	43,348

The accompanying notes are an integral part of the financial statements.
195

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Denso Corp.	13,322	$326,760
Dentsu, Inc.	60	120,670
Dowa Mining Company, Ltd.	8,534	38,268
East Japan Railway Company	94	701,017
Eisai Company, Ltd.	7,252	283,190
Electric Power Development Company, Ltd.	3,900	125,942
Elpida Memory, Inc. *	3,100	58,264
FamilyMart Company, Ltd.	1,860	78,703
Fanuc, Ltd.	5,279	397,149
Fast Retailing Company, Ltd.	1,266	129,098
Fuji Electric Holdings Company, Ltd.	11,420	27,586
Fuji Heavy Industries, Ltd.	21,000	106,373
Fuji Photo Film Company, Ltd.	13,467	347,191
Fuji Television Network, Inc.	11	14,188
Fujitsu, Ltd.	55,621	312,699
Fukuoka Financial Group, Inc.	23,000	84,640
Furukawa Electric Company, Ltd.	17,362	76,669
Gunma Bank	11,477	65,446
Hakuhodo DY Holdings, Inc.	570	28,120
Hankyu Hanshin Holdings, Inc.	35,000	160,762
Haseko Corp.	26,000	18,673
Hikari Tsushin, Inc.	700	14,986
Hino Motors, Ltd.	7,886	31,885
Hirose Electric Company, Ltd.	983	93,689
Hisamitsu Pharmaceutical Company, Inc.	1,800	78,782
Hitachi Capital Corp.	7	85
Hitachi Chemical, Ltd.	2,484	33,334
Hitachi Construction Machinery Company, Ltd.	3,343	82,628
Hitachi High-Technologies Corp.	1,800	35,694
Hitachi Metals, Ltd.	4,000	47,808
Hitachi, Ltd.	93,118	628,637
Hokkaido Electric Power Company, Inc.	5,568	116,261
Hokuhoku Financial Group, Inc.	32,134	71,710
Hokuriku Electric Power Company	4,800	115,502
Honda Motor Company, Ltd.	47,362	1,436,620
House Food Corp.	101	1,484
Hoya Corp.	11,892	235,911
Ibiden Company, Ltd.	3,700	90,073
Idemitsu Kosan Company, Ltd.	500	40,494
Inpex Holdings, Inc.	22	186,965
Isetan Mitsukoshi Holdings, Ltd. *	9,143	107,276
Ishikawajima-Harima Heavy Industries
Company, Ltd.	36,134	56,778
Isuzu Motors, Ltd.	35,000	97,266
IT Holdings Corp. *	83	1,223
ITO EN, Ltd.	1,706	22,145
Itochu Corp.	41,202	248,208
Itochu Techno-Science Corp.	1,248	31,789
Iyo Bank, Ltd.	7,000	76,307
J Front Retailing Company, Ltd.	13,000	74,998
JAFCO Company, Ltd.	1,253	47,229
Japan Airlines System Corp. *	26,953	55,499
Japan Petroleum Exploration Company, Ltd.	1,000	51,333
Japan Prime Realty Investment Corp., REIT	15	35,566
Japan Real Estate Investment Corp., REIT	11	88,763
Japan Retail Fund Investment Corp., REIT	10	41,114

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Japan Tobacco, Inc.	125	$471,135
JFE Holdings, Inc.	15,262	473,368
JGC Corp.	5,886	94,431
Joyo Bank, Ltd.	18,953	86,282
JS Group Corp.	6,516	82,030
JSR Corp.	4,833	64,451
Jupiter Telecommunications Company, Ltd. *	100	72,001
Kajima Corp.	24,191	73,078
Kamigumi Company, Ltd.	9,534	71,620
Kaneka Corp.	9,829	54,298
Kansai Electric Power Company, Ltd.	21,178	471,179
Kansai Paint Company, Ltd.	5,238	32,489
Kao Corp.	14,362	385,153
Kawasaki Heavy Industries, Ltd.	39,963	85,265
Kawasaki Kisen Kaisha, Ltd.	16,067	99,401
KDDI Corp.	86	487,161
Keihin Electric Express Railway Company, Ltd. (a)	11,067	72,537
Keio Corp.	15,715	84,630
Keisei Electric Railway Company, Ltd.	9,000	49,551
Keyence Corp.	1,147	228,807
Kikkoman Corp.	4,238	57,404
Kinden Corp.	2,591	24,683
Kintetsu Corp.	47,792	166,549
Kirin Brewery Company, Ltd.	23,896	313,970
Kobe Steel Company, Ltd.	77,517	155,986
Komatsu, Ltd.	25,330	414,690
Konami Corp.	2,343	58,956
Konica Minolta Holdings, Inc.	12,891	147,328
Koyo Seiko Company, Ltd.	5,743	65,526
Kubota Corp.	31,782	200,464
Kuraray Company, Ltd.	10,300	102,384
Kurita Water Industries, Ltd.	3,319	77,737
Kyocera Corp.	4,838	367,232
Kyowa Hakko Kogyo Company, Ltd.	5,611	59,011
Kyushu Electric Power Company, Inc.	10,931	227,852
Lawson, Inc.	1,631	75,214
LeoPalace21 Corp.	3,402	26,306
Mabuchi Motor Company, Ltd.	918	41,743
Makita Corp.	3,543	72,580
Marubeni Corp.	49,202	223,032
Marui Company, Ltd.	8,664	64,702
Maruichi Steel Tube, Ltd.	1,700	46,692
Matsumotokiyoshi Holdings Company, Ltd.	48	919
Matsushita Electric Industrial Company, Ltd.	51,393	885,990
Matsushita Electric Works, Ltd.	11,181	99,293
Mazda Motor Corp.	25,000	101,813
Mediceo Holdings Company, Ltd.	4,590	56,153
Meiji Dairies Corp.	6,886	36,814
Meitec Corp.	83	2,223
Minebea Company, Ltd.	8,477	31,794
Mitsubishi Chemical Holdings Corp., ADR	33,500	177,072
Mitsubishi Corp.	37,856	789,682
Mitsubishi Electric Corp.	56,973	384,401
Mitsubishi Estate Company, Ltd.	32,782	645,974
Mitsubishi Gas & Chemicals Company, Inc.	10,829	52,372
Mitsubishi Heavy Industries, Ltd.	94,937	412,357

The accompanying notes are an integral part of the financial statements.
196

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Mitsubishi Logistics Corp.	2,943	$37,289
Mitsubishi Materials Corp.	32,020	100,575
Mitsubishi Motors Corp. * (a)	98,000	165,140
Mitsubishi Rayon Company, Ltd.	18,010	44,603
Mitsubishi UFJ Financial Group, Inc.	295,850	2,579,886
Mitsubishi UFJ Lease & Finance
Company, Ltd.	2,070	67,739
Mitsui & Company, Ltd.	48,611	603,472
Mitsui Chemicals, Inc.	20,010	88,215
Mitsui Engineering & Shipbuilding
Company, Ltd.	24,362	46,424
Mitsui Fudosan Company, Ltd.	24,248	468,518
Mitsui Mining & Smelting Company, Ltd.	16,010	37,369
Mitsui O.S.K. Lines, Ltd.	31,487	273,570
Mitsui Sumitomo Insurance Group Holdings,
Inc. *	10,877	370,442
Mitsui Trust Holdings, Inc.	30,010	162,015
Mitsumi Electric Company, Ltd.	2,101	53,351
Mizuho Financial Group, Inc.	271	1,185,123
Mizuho Trust & Banking Company, Ltd.	41,000	56,255
Murata Manufacturing Company, Ltd.	5,704	230,274
Namco Bandai Holdings, Inc.	4,932	54,220
NEC Corp.	59,383	253,810
NEC Electronics Corp. *	1,148	23,986
NGK INSULATORS, Ltd.	7,829	95,846
NGK Spark Plug Company, Ltd.	5,238	50,993
NHK Spring Company, Ltd.	3,000	16,638
NICHIREI Corp.	534	2,844
Nidec Corp.	2,914	179,266
Nikon Corp.	9,181	220,243
Nintendo Company, Ltd.	2,808	1,191,080
Nippon Building Fund, Inc., REIT	13	125,673
Nippon Electric Glass Company, Ltd.	10,000	90,584
Nippon Express Company, Ltd.	20,191	90,137
Nippon Light Metal Company, Ltd.	124	146
Nippon Meat Packers, Inc.	5,238	79,430
Nippon Mining Holdings, Inc.	26,368	106,211
Nippon Oil Corp.	35,906	180,811
Nippon Paper Group, Inc.	30	87,671
Nippon Sheet Glass Company, Ltd.	18,829	97,512
Nippon Steel Corp.	141,464	534,048
Nippon Telegraph & Telephone Corp.	144	642,736
Nippon Yusen Kabushiki Kaisha	32,077	209,097
NIPPONKOA Insurance Company, Ltd.	18,000	101,175
Nishi-Nippon City Bank, Ltd.	18,000	44,946
Nissan Chemical Industries, Ltd.	5,238	48,098
Nissan Motor Company, Ltd.	62,310	421,327
Nisshin Seifun Group, Inc.	4,886	65,773
Nisshin Steel Company	22,953	44,401
Nisshinbo Industries, Inc.	4,591	44,772
Nissin Food Products Company, Ltd.	2,384	84,967
Nitori Company, Ltd.	1,132	67,257
Nitto Denko Corp.	4,468	113,669
NOK Corp.	3,008	33,722
Nomura Holdings, Inc.	48,993	639,364
Nomura Real Estate Holdings, Inc.	1,300	30,965
Nomura Real Estate Office Fund, Inc.	6	41,001

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Nomura Research Institute, Ltd.	3,389	$69,750
NSK, Ltd.	13,715	79,231
NTN Corp.	11,772	61,177
NTT Data Corp.	36	142,326
NTT DoCoMo, Inc.	453	725,115
NTT Urban Development Corp.	37	44,992
Obayashi Corp.	14,362	72,630
OBIC Company, Ltd.	210	34,270
Odakyu Electric Railway Company, Ltd.	15,305	113,286
Oji Paper Company, Ltd.	25,191	126,647
Okuma Holdings, Inc.	4,000	23,211
Olympus Optical Company, Ltd.	6,534	190,974
Omron Corp.	6,539	101,500
Ono Pharmaceutical Company, Ltd.	2,600	120,118
Onward Kashiyama Company, Ltd.	4,591	48,014
Oracle Corp. - Japan	1,048	47,697
Oriental Land Company, Ltd.	1,707	115,723
ORIX Corp.	2,734	342,319
Osaka Gas Company, Ltd.	61,155	210,575
Otsuka Corp.	400	26,104
Pioneer Electronic Corp.	3,979	26,246
Promise Company, Ltd.	2,381	46,073
Q.P. Corp.	13	121
Rakuten, Inc.	170	95,928
Resona Holdings, Inc.	135	182,119
Ricoh Company, Ltd.	19,601	275,609
Rinnai Corp.	48	1,959
Rohm Company, Ltd.	2,673	147,025
SANKYO Company, Ltd.	1,407	71,419
Santen Pharmaceutical Company, Ltd.	2,200	55,925
Sanwa Shutter Corp.	238	899
Sanyo Electric Company, Ltd. *	54,849	95,233
Sapporo Hokuyo Holdings, Inc.	8	40,047
Sapporo Holdings, Ltd.	8,534	63,373
SBI Holdings, Inc.	486	72,755
Secom Company, Ltd.	5,610	233,699
Sega Sammy Holdings, Inc.	5,808	52,537
Seiko Epson Corp.	3,878	90,185
Sekisui Chemical Company, Ltd.	12,772	75,923
Sekisui House, Ltd.	12,362	113,496
Seven & I Holdings Company, Ltd.	23,519	675,698
Sharp Corp.	27,782	303,575
Shikoku Electric Power Company, Inc.	5,100	128,095
Shimadzu Corp.	7,000	56,723
Shimamura Company, Ltd.	624	41,846
Shimano, Inc. *	2,131	73,362
Shimizu Corp.	16,305	77,670
Shin-Etsu Chemical Company, Ltd.	11,589	551,065
Shinko Electric Industries Company, Ltd.	2,000	18,930
Shinko Securities Company, Ltd.	14,000	39,530
Shinsei Bank, Ltd.	23,906	73,530
Shionogi & Company, Ltd.	9,477	191,951
Shiseido Company, Ltd.	9,477	212,222
Shizuoka Bank, Ltd.	18,658	183,699
Showa Denko K.K.	34,839	73,460
Showa Shell Sekiyu K.K.	5,545	54,006

The accompanying notes are an integral part of the financial statements.
197

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
SMC Corp.	1,636	$170,451
SOFTBANK Corp.	21,512	280,336
Sojitz Holdings Corp.	30,209	70,016
Sompo Japan Insurance, Inc.	23,896	202,822
Sony Corp. *	28,058	865,241
Sony Financial Holdings, Inc.	20	78,743
Square Enix Company, Ltd.	2,200	64,340
Stanley Electric Corp.	3,492	51,227
Sumco Corp.	3,300	52,232
Sumitomo Bakelite Company, Ltd.	238	1,018
Sumitomo Chemical Company, Ltd.	43,554	192,404
Sumitomo Corp.	33,534	312,666
Sumitomo Electric Industries, Ltd.	21,301	231,844
Sumitomo Heavy Industries, Ltd.	14,010	66,796
Sumitomo Metal Industries, Ltd.	112,423	348,528
Sumitomo Metal Mining Company, Ltd.	15,715	157,492
Sumitomo Mitsui Financial Group, Inc.	184	1,153,617
Sumitomo Realty &
Development Company, Ltd.	11,124	242,267
Sumitomo Rubber Industries, Inc.	6,300	56,127
Sumitomo Titanium Corp.	600	19,971
Sumitomo Trust & Banking Company, Ltd.	42,554	283,514
Suruga Bank, Ltd.	4,886	56,872
Suzuken Company, Ltd.	2,077	63,117
Suzuki Motor Corp.	9,600	177,880
T&D Holdings, Inc.	5,659	298,917
TAIHEIYO CEMENT CORP.	24,191	35,269
Taisei Corp.	32,134	83,862
Taisho Pharmaceuticals Company, Ltd.	4,238	84,057
Taiyo Nippon Sanso Corp.	7,181	56,888
Takashimaya Company, Ltd.	9,181	79,995
Takeda Pharmaceutical Company, Ltd.	24,251	1,221,052
Takefuji Corp. (a)	3,444	44,817
Tanabe Seiyaku Company, Ltd.	7,000	97,287
TDK Corp.	3,632	181,911
Teijin, Ltd.	26,896	80,819
Terumo Corp.	4,597	239,800
The 77th Bank, Ltd.	8,477	42,744
The Bank of Yokohama, Ltd.	38,316	189,795
The Hachijuni Bank, Ltd.	11,000	58,354
The Hiroshima Bank, Ltd.	13,000	48,155
The Japan Steel Works, Ltd.	9,000	111,897
The Tokyo Electric Power Company, Ltd.	35,133	864,427
THK Company, Ltd.	4,119	64,091
Tobu Railway Company, Ltd.	22,248	107,879
Toda Corp.	238	947
Toho Company, Ltd.	2,467	51,628
Toho Gas Company, Ltd.	13,000	71,701
Toho Titanium Company, Ltd. (a)	900	13,926
Tohoku Electric Power Company, Inc.	12,720	273,410
Tokai Rika Company, Ltd.	1,700	21,592
Tokio Marine Holdings, Inc.	20,100	737,947
Tokuyama Corp.	6,000	34,813
Tokyo Broadcasting Company, Ltd.	1,148	19,706
Tokyo Electron, Ltd.	5,168	233,858
Tokyo Gas Company, Ltd.	72,165	301,106

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Tokyo Steel Manufacturing Company, Ltd.	3,200	$35,358
Tokyo Tatemono Company, Ltd.	9,000	42,800
Tokyu Corp.	31,134	148,745
Tokyu Land Corp.	12,829	47,686
TonenGeneral Sekiyu K.K.	7,829	64,302
Toppan Printing Company, Ltd.	16,010	124,858
Toray Industries, Inc.	37,611	176,577
Toshiba Corp.	86,289	376,329
Tosoh Corp.	13,772	40,639
Toto, Ltd.	6,829	50,501
Toyo Seikan Kaisha, Ltd.	3,691	56,659
Toyo Suisan Kaisha, Ltd.	2,295	58,180
Toyobo Company, Ltd.	67	113
Toyoda Gosei Company, Ltd.	1,966	33,404
Toyota Boshoku Corp.	1,600	17,688
Toyota Industries Corp.	5,210	131,482
Toyota Motor Corp.	77,253	3,302,757
Toyota Tsusho Corp.	6,500	85,160
Trend Micro, Inc.	2,767	104,876
Ube Industries, Ltd.	25,963	70,005
UNI Charm Corp.	1,042	79,987
UNY Company, Ltd.	4,238	43,126
Ushio, Inc.	2,343	38,604
USS Company, Ltd.	787	50,616
West Japan Railway Company, Ltd.	50	214,124
Yahoo Japan Corp.	404	132,256
Yakult Honsha Company, Ltd.	3,043	93,767
Yamada Denki Company, Ltd.	2,504	189,800
Yamaguchi Financial Group, Inc.	6,000	73,222
Yamaha Corp.	4,774	81,405
Yamaha Motor Company, Ltd.	5,209	71,145
Yamato Kogyo Company, Ltd.	800	27,953
Yamato Transport Company, Ltd.	11,420	127,906
Yamazaki Baking Company, Ltd.	2,591	31,423
YASKAWA Electric Corp.	7,000	39,860
Yokogawa Electric Corp.	5,686	36,103

		62,553,057
Luxembourg - 0.47%
ArcelorMittal	24,422	1,237,145
Millicom International Cellular SA, ADR *	1,911	131,958
SES, ADR	8,223	170,222
Tenaris SA, ADR	8,220	306,524

		1,845,849
Malaysia - 0.44%
AirAsia BHD *	21,700	7,892
AMMB Holdings BHD	41,287	35,801
Berjaya Sports Toto BHD	22,700	29,688
British American Tobacco Malaysia BHD	3,500	42,292
Bursa Malaysia BHD	8,000	14,945
Commerce Asset Holdings	67,800	151,666
Digi.Com BHD	11,000	71,818
Gamuda BHD	42,200	26,355
Genting BHD	73,500	113,479
Guinness Anchor BHD	3,700	5,611
Hong Leong Bank BHD	12,300	20,207

The accompanying notes are an integral part of the financial statements.
198

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Malaysia (continued)
Hong Leong Credit BHD	5,600	$7,193
IGB Corp. BHD	17,700	7,165
IJM Corp. Berhad *	13,950	19,225
IOI Corp. BHD	104,725	129,069
IOI Properties BHD	2,000	2,567
KLCC Property Holdings BHD	11,300	8,925
KNM Group BHD	117,150	43,405
Kuala Lumpur Kepong BHD	11,350	31,849
Lafarge Malayan Cement BHD	9,360	10,073
Malayan Bank BHD	65,250	129,779
Malaysian Airline System BHD	9,200	9,270
Malaysian Plantations BHD	17,900	13,006
MISC BHD	29,800	70,862
MMC Corp. BHD	16,400	10,550
Petronas Dagangan BHD	6,600	12,608
Petronas Gas BHD	13,100	37,910
PLUS Expressways BHD	38,500	30,277
PPB Group BHD	12,300	30,743
Public Bank BHD	28,000	81,440
Resorts World BHD	75,800	56,467
RHB Capital BHD	8,300	9,713
Sime Darby BHD	78,201	151,171
SP Setia BHD	23,100	20,974
Tanjong PLC	5,700	21,803
Telekom Malaysia, BHD	27,600	26,499
Tenaga Nasional BHD	34,700	69,217
TM International Bhd *	27,600	45,200
UEM World BHD *	19,300	13,465
UMW Holdings BHD	10,600	17,949
YTL Corp. BHD	22,400	41,009
YTL Power International BHD	82,365	42,511

		1,721,648
Mexico - 1.02%
Alfa SA de CV	9,536	42,900
America Movil SA de CV	523,160	1,213,125
Axtel SAB de CV, ADR *	16,700	15,270
Banco Compartamos SA de CV	6,600	18,708
Carso Global Telecom SAB de CV *	23,200	118,795
Cemex SA de CV *	215,377	372,206
Coca-Cola Femsa SA de CV	7,859	39,954
Controladora Comercial Mexicana SA de CV	8,971	20,712
Corp. GEO SA de CV, Series B *	13,848	31,605
Desarrolladora Homex SA de CV *	7,400	54,949
Empresas ICA Sociedad
Controladora SA de CV *	15,900	46,232
Fomento Economico Mexicano SA de CV	63,065	241,211
Grupo Aeroportuario del Pacifico SA de CV,
B Shares	14,100	35,790
Grupo Bimbo SA de CV	8,888	55,913
Grupo Carso SA de CV	19,062	72,856
Grupo Elektra SA de CV	2,100	72,967
Grupo Financiero Banorte SA de CV	38,757	123,679
Grupo Financiero Inbursa SA de CV	34,900	119,987
Grupo Mexico SA	116,825	122,844
Grupo Modelo SA	15,208	64,662
Grupo Televisa SA	70,243	309,130

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Mexico (continued)
Industrias Penoles SA de CV	2,750	$33,544
Kimberly-Clark de Mexico SA de CV	14,226	61,787
Telefonos de Mexico SA de CV	196,420	251,441
Telmex Internacional SAB de CV *	196,420	129,312
Urbi Desarrollos Urbanos SA de CV *	17,600	41,085
Wal-Mart de Mexico SA de CV, Series V	89,165	312,259

		4,022,923
Netherlands - 1.73%
Aegon NV	42,540	376,365
Akzo Nobel NV	7,457	358,001
ASML Holding NV	10,849	189,604
Corio NV	926	65,790
DSM NV	3,535	167,204
Fugro NV	1,436	84,799
Heineken Holding NV	3,000	117,776
Heineken NV	6,485	260,550
ING Groep NV	51,804	1,110,563
Koninklijke (Royal) KPN NV	50,238	725,534
Koninklijke (Royal) Philips Electronics NV	29,537	801,415
Koninklijke Ahold NV	33,834	390,841
Randstad Holdings NV	2,687	70,653
Reed Elsevier NV	16,909	250,845
SBM Offshore NV	3,495	74,822
SNS Reaal	3,557	40,594
TNT Post Group NV	10,406	288,316
TomTom NV *	1,430	26,299
Unilever NV	45,326	1,275,877
Wolters Kluwer NV	7,859	159,287

		6,835,135
New Zealand - 0.07%
Auckland International Airport, Ltd.	27,201	35,744
Contact Energy, Ltd.	8,018	42,448
Fletcher Building, Ltd.	14,399	65,049
Sky City Entertainment Group, Ltd.	13,069	32,457
Telecom Corp. of New Zealand, Ltd.	54,768	101,314

		277,012
Norway - 0.59%
Acergy SA	5,996	60,614
Aker Kvaerner ASA	5,105	82,667
Den Norske Bank ASA	20,401	158,267
Lighthouse Caledonia ASA *	688	459
Norsk Hydro ASA	20,922	141,542
Orkla ASA	24,683	227,143
Petroleum Geo-Services ASA *	5,272	69,666
ProSafe ASA *	5,400	29,558
Prosafe Production Public, Ltd. *	5,400	12,868
Renewable Energy Corp. ASA *	5,236	97,058
Statoil ASA	37,272	885,707
Storebrand ASA	12,585	74,798
Telenor ASA	24,791	308,709
Yara International ASA	5,212	185,494

		2,334,550
Peru - 0.12%
Cia de Minas Buenaventura SA	5,790	136,669

The accompanying notes are an integral part of the financial statements.
199

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Peru (continued)
Credicorp SA	2,108	$125,321
Credicorp, Ltd., ADR	90	5,603
Minsur SA	12,216	23,510
Southern Peru Copper Corp.	8,121	156,735
Volcan Compania Minera SA, CMN Series B	16,295	12,566

		460,404
Philippines - 0.08%
Ayala Corp.	4,656	29,488
Ayala Land, Inc.	163,200	32,863
Banco De Oro	8,886	7,388
Bank of the Philippine Islands	40,320	39,809
Filinvest Land, Inc.	98,991	1,373
Globe Telecommunications, Inc.	830	18,333
Jollibee Foods Corp.	10,900	11,822
Manila Electric Company	6,697	8,663
Megaworld Corp.	89,847	2,795
Metropolitan Bank & Trust Company	15,500	11,267
Philippine Long Distance Telephone Company	1,660	95,560
PNOC Energy Development Corp.	166,351	14,489
SM Investments Corp.	4,340	24,319
SM Prime Holdings, Ltd.	136,479	24,567

		322,736
Poland - 0.35%
Agora SA	1,161	13,292
Bank BPH SA *	249	7,229
Bank Millennium SA	8,639	22,872
Bank Pekao SA	4,040	291,609
Bank Zachodni WBK SA	639	41,147
Bioton SA *	37,285	7,250
Boryszew SA *	661	839
BRE Bank SA *	258	34,033
Cersanit-Krasnystaw SA *	2,113	14,661
Computerland SA *	207	1,976
Debica SA	64	1,841
Echo Investment SA *	7,880	13,402
Getin Holding SA *	5,118	19,458
Globe Trade Centre SA *	3,523	32,370
Grupa Lotos SA *	722	8,152
KGHM Polska Miedz SA	3,520	74,559
Orbis SA	867	19,380
PBG SA *	272	26,360
Polimex Mostostal SA	12,839	24,388
Polish Oil & Gas Company	34,491	47,567
Polski Koncern Naftowy Orlen SA	9,416	135,947
Powszechna Kasa Oszczednosci Bank
Polski SA	14,693	269,292
Softbank SA	1,147	29,817
Telekomunikacja Polska SA	20,546	195,976
TVN SA	4,829	36,324

		1,369,741
Portugal - 0.21%
Banco BPI SA	10,251	31,882
Banco Comercial dos Acores SA	61,360	100,378
Banco Espirito Santo SA	5,675	70,368
Brisa Auto Estrada, SA	8,769	87,221

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Portugal (continued)
Cimpor-Cimentos De Portugal SA	6,69 3	$42,905
Electricidade de Portugal SA	56,926	238,908
Portugal Telecom, SGPS, SA	20,146	202,591
PT Multimedia.com, SGPS, SA	5,234	38,704
Sonae, SGPS, SA	23,914	18,391

		831,348
Russia - 1.39%
Comstar United Telesystems, GDR *	5,644	28,220
JSC MMC Norilsk Nickel, ADR	23,510	321,382
Lukoil Oil Company, ADR	15,208	894,230
Mechel Steel Group, ADR	4,510	81,000
Mobile Telesystems, SADR	6,211	347,878
NovaTek OAO, ADR	2,414	110,139
Novolipetsk Steel, ADR	5,757	106,907
OAO Gazprom, SADR	72,355	2,239,387
OAO Gazprom, SADR	1,840	58,800
Polyus Gold Company ZAO, SADR	4,190	52,375
Rostelecom, ADR	2,023	88,081
Sberbank, ADR	2,607	401,478
Sibirtelecom, ADR	632	3,666
Sistema JSFC, Reg. S, Spons. GDR	3,109	51,460
Surgutneftegaz, ADR	22,165	114,150
Tatneft, ADR	2,024	143,299
UralsvyAzinform, ADR	1,479	5,088
Vimpel-Communications, SADR	14,420	292,726
VolgaTelecom, ADR	1,355	4,201
VTB Bank OJSC, GDR	25,800	106,144
Wimm-Bill-Dann Foods OJSC, ADR *	591	41,961

		5,492,572
Singapore - 0.87%
Ascendas, REIT *	31,395	41,474
Capitacommercial *	28,000	26,035
Capitaland, Ltd.	46,725	101,850
CapitaMall Trust *	40,291	64,252
Chartered Semiconductor Manufacturing, Ltd. *	430	115
City Developments, Ltd.	15,715	98,268
ComfortDelGro Corp., Ltd.	53,269	56,079
Cosco Corp. Singapore, Ltd.	24,000	25,758
DBS Group Holdings, Ltd.	34,316	408,952
Fraser and Neave, Ltd. (a)	33,200	83,273
Genting International PLC *	70,000	22,453
Golden Agri-Resources, Ltd.	136,000	30,323
Jardine Cycle and Carriage, Ltd.	3,924	43,164
Keppel Corp., Ltd.	38,810	214,456
Keppel Land, Ltd.	11,124	22,218
Neptune Orient Lines, Ltd.	13,362	17,041
Olam International, Ltd.	42,700	54,459
Oversea-Chinese Banking Corp., Ltd.	74,448	375,888
Parkway Holdings, Ltd.	44,042	58,340
SembCorp Industries, Ltd.	27,415	62,806
SembCorp Marine, Ltd.	25,706	54,650
Singapore Airlines, Ltd.	15,880	159,529
Singapore Exchange, Ltd.	24,601	107,166
Singapore Press Holdings, Ltd.	45,059	125,713
Singapore Technologies Engineering, Ltd.	40,202	76,344

The accompanying notes are an integral part of the financial statements.
200

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Singapore (continued)
Singapore Telecommunications, Ltd.	234,430	$535,844
Suntec Real Estate Investment Trust *	191	156
United Overseas Bank, Ltd.	35,963	429,932
United Overseas Land, Ltd.	16,568	29,303
Venture Corp., Ltd.	7,534	40,989
Wilmar International, Ltd.	28,000	49,655
Yanlord Land Group, Ltd.	13,000	8,528

		3,425,013
South Africa - 1.41%
ABSA Group, Ltd.	10,430	138,237
Adcock Ingram Holdings, Ltd. *	4,907	19,962
African Bank Investments, Ltd.	27,463	84,810
African Rainbow Minerals, Ltd.	3,286	63,126
Anglo Platinum, Ltd.	2,090	190,581
AngloGold Ashanti, Ltd.	10,056	233,616
Aspen Pharmacare Holdings, Ltd. *	6,829	35,438
Aveng, Ltd.	10,687	81,614
Barloworld, Ltd.	6,212	48,674
Bidvest Group, Ltd. *	7,684	98,322
Discovery Holdings, Ltd., ADR	1	3
FirstRand, Ltd.	82,249	169,361
Foschini, Ltd.	6,113	29,611
Gold Fields, Ltd.	18,386	177,433
Harmony Gold Mining Company, Ltd. *	10,168	99,546
Hulamin, Ltd.	107	221
Impala Platinum Holdings, Ltd.	15,807	322,690
Imperial Holdings, Ltd.	5,062	36,356
Investec, Ltd.	4,948	28,951
Kumba Iron Ore, Ltd.	2,433	56,749
Kumba Resources, Ltd.	3,477	36,462
Liberty Group, Ltd.	3,638	29,835
Massmart Holdings, Ltd.	5,969	54,644
Mittal Steel South Africa, Ltd.	5,794	116,924
MTN Group, Ltd.	46,399	654,712
Murray & Roberts Holdings, Ltd.	8,631	101,374
Naspers, Ltd.	11,905	235,140
Nedbank Group, Ltd.	6,222	78,782
Network Healthcare Holdings, Ltd. *	37,390	37,638
Northam Platinum, Ltd.	5,619	30,979
Pick'n Pay Stores, Ltd.	6,260	22,598
Pretoria Portland Cement Company, Ltd.	15,497	59,096
Remgro, Ltd.	13,873	321,050
Reunert, Ltd.	5,060	35,641
RMB Holdings, Ltd.	26,897	86,241
Sanlam, Ltd.	66,683	143,551
Sappi, Ltd.	6,291	61,735
Sasol, Ltd.	17,464	745,376
Shoprite Holdings, Ltd.	12,856	73,101
Standard Bank Group, Ltd.	32,158	369,624
Steinhoff International Holdings, Ltd. *	29,777	57,208
Super Group, Ltd. *	2,898	1,180
Telkom SA, Ltd.	8,779	112,327
Tiger Brands, Ltd.	4,907	82,199
Truworths International, Ltd.	13,754	48,973
Woolworths Holdings, Ltd.	24,928	35,625

		5,547,316

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea - 2.32%
Amorepacific Corp.	90	$48,664
Asiana Airlines	814	3,057
Cheil Industries, Inc.	1,420	62,378
CJ CheilJedang Corp. *	210	34,146
Daegu Bank	3,940	35,191
Daelim Industrial Company	810	50,323
Daewoo Engineering & Construction
Company, Ltd.	4,550	52,594
Daewoo International Corp.	1,350	35,507
Daewoo Securities Company, Ltd.	3,570	52,601
Daewoo Shipbuilding & Marine Engineering
Company, Ltd.	2,970	74,970
DC Chemical Company, Ltd.	340	93,482
Dongbu Insurance Company, Ltd.	990	22,896
Dongkuk Steel Mill Company, Ltd.	1,070	33,044
Doosan Corp. *	370	37,232
Doosan Heavy Industries and Construction
Company, Ltd.	900	67,225
Doosan Infracore Company, Ltd.	2,090	34,333
GS Engineering & Construction Corp.	1,110	89,640
GS Holdings Corp.	1,880	48,359
Hana Financial Group, Inc.	3,590	84,427
Hanjin Heavy Industries & Construction
Company, Ltd.	1,043	31,239
Hanjin Shipping Company, Ltd.	1,680	39,113
Hankook Tire Company, Ltd.	3,350	47,005
Hanwha Chem Corp.	2,217	20,549
Hanwha Corp.	1,280	48,841
Hite Holdings Company, Ltd.	200	4,806
Hite Holdings Company, Ltd. *	159	28,982
Honam Petrochemical Corp.	390	22,476
Hynix Semiconductor, Inc. *	9,830	162,889
Hyosung Corp.	700	37,073
Hyundai Department Store Company, Ltd.	400	31,103
Hyundai Development Company	1,990	74,332
Hyundai Engineering & Construction
Company, Ltd.	1,380	82,780
Hyundai Heavy Industries	1,250	289,379
Hyundai Mipo Dockyard	380	55,651
Hyundai Mobis	1,720	133,232
Hyundai Motor Company, Ltd.	4,460	279,104
Hyundai Securities Company, Ltd.	4,165	42,220
Hyundai Steel Company	1,810	90,809
Industrial Bank of Korea	4,960	60,008
Kangwon Land, Inc.	3,350	40,913
KCC Corp.	150	46,790
Kia Motors Corp. *	5,990	74,919
Kookmin Bank	2,130	88,969
Korea Electric Power Corp., ADR	12,176	150,861
Korea Electric Power Corp.	1,920	48,318
Korea Exchange Bank	7,290	67,704
Korea Gas Corp.	620	35,726
Korea Investment Holdings Company, Ltd.	1,160	31,731
Korea Line Corp.	160	20,888
Korea Zinc Company, Ltd.	340	27,500
Korean Air Lines Company, Ltd.	1,139	36,255
Korean Reinsurance Company, Ltd.	15	118

The accompanying notes are an integral part of the financial statements.
201

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
KT Corp., SADR	6,342	$106,482
KT Corp.	690	23,826
KT Freetel Company, Ltd. *	2,230	55,263
KT&G Corp.	3,440	256,752
Kumho Industrial Company, Ltd.	540	10,536
LG Chem, Ltd.	1,505	118,084
LG Corp.	2,970	154,652
LG Dacom Corp.	1,000	17,762
LG Electronics, Inc.	2,730	252,603
LG Household & Health Care, Ltd.	310	51,843
LG Philips LCD Company, Ltd., ADR	2,360	29,972
LG Philips LCD Company, Ltd.	4,390	111,813
LG Telecom, Ltd.	3,558	29,691
Lotte Confectionery Company, Ltd.	20	17,203
Lotte Shopping Company, Ltd.	270	61,426
LS Cable, Ltd.	520	35,240
Mirae Asset Securities Company, Ltd.	554	48,800
NHN Corp. *	1,144	146,743
Pacific Corp.	20	2,056
POSCO	1,780	667,748
Pusan Bank	3,930	35,501
Samsung Card Company, Ltd.	950	32,406
Samsung Corp.	3,840	170,185
Samsung Electro-Mechanics Company, Ltd.	1,870	59,647
Samsung Electronics Company, Ltd.	3,190	1,461,828
Samsung Engineering Company, Ltd.	1,000	62,286
Samsung Fire & Marine
Insurance Company, Ltd.	1,170	204,816
Samsung Heavy Industries Company, Ltd.	5,340	142,190
Samsung SDI Company, Ltd. *	1,070	78,167
Samsung Securities Company, Ltd. (a)	1,660	104,962
Samsung Techwin Company, Ltd.	1,460	32,387
Shinhan Financial Group Company, Ltd.	10,020	358,491
Shinsegae Company, Ltd.	430	202,952
SK Corp.	1,039	96,748
SK Energy Company, Ltd.	1,870	141,685
SK Networks Company, Ltd. *	3,090	31,244
SK Telecom Company, Ltd., ADR	9,437	177,604
SK Telecom Company, Ltd.	60	10,270
S-Oil Corp.	1,400	80,640
STX Pan Ocean Company, Ltd.	36,500	55,889
STX Shipbuilding Company, Ltd.	1,300	25,330
Taihan Electric Wire Company, Ltd.	580	14,518
Tong Yang Investment Bank	2,376	17,404
Woongjin Coway Company, Ltd.	1,150	29,028
Woori Finance Holdings Company, Ltd.	6,580	67,555
Woori Investment & Securities Company, Ltd.	2,910	45,548

		9,150,128
Spain - 3.01%
Abertis Infraestructuras SA	6,862	135,066
Acciona SA	731	111,411
Acerinox SA	3,649	65,360
ACS Actividades SA	5,561	225,135
Banco Bilbao Vizcaya Argentaria SA	102,850	1,663,159
Banco de Sabadell SA	24,976	194,116
Banco Popular Espanol SA	23,046	274,513

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Spain (continued)
Banco Santander Central Hispano SA	180,097	$2,700,432
Bankinter SA, ADR	8,821	110,881
Cintra Concesiones de Infraestructuras de
Transporte SA	5,536	65,064
Corporacion Mapfre SA	13,850	60,544
Criteria Caixacorp SA	26,766	128,689
Enagas	4,034	86,989
Fomento de Construcciones SA	1,025	46,305
Gamesa Corporacion Tecnologica SA	5,577	191,079
Gas Natural SDG SA	2,796	103,784
Gestevision Telecinco SA	1,894	19,357
Grifols SA	3,478	88,868
Grupo Ferrovial SA	1,536	70,609
Iberdrola Renovables *	22,984	100,428
Iberdrola SA	101,445	1,030,576
Iberia Lineas Aereas de Espana SA	12,537	30,517
Indra Sistemas SA	3,134	74,683
Industria de Diseno Textil SA	5,872	248,466
Promotora de Informaciones SA	2,061	13,917
Red Electrica De Espana	2,723	138,659
Repsol YPF SA	19,929	590,614
Sacyr Vallehermoso SA	1,893	31,416
Telefonica SA	123,739	2,942,211
Union Fenosa SA	9,273	226,706
Zardoya Otis SA	3,550	77,496
Zeltia SA *	175	1,103

		11,848,153
Sweden - 1.42%
Alfa Laval AB	9,604	99,383
Assa Abloy AB, Series B	7,699	93,231
Atlas Copco AB, Series A, ADR	17,518	199,022
Atlas Copco AB, Series B, ADR	11,201	113,172
Boliden AB	8,500	35,746
Electrolux AB, Series B	6,076	71,083
Ericsson LM, Series B	80,490	764,396
Getinge AB, Series B	4,781	98,544
Hennes & Mauritz AB, B shares	13,932	570,457
Holmen AB, Series B	1,571	51,118
Husqvarna AB, B Shares	7,638	57,449
Investor AB, B shares	12,400	232,201
Lundin Petroleum AB, Series A *	5,165	43,154
Modern Times Group AB, Series B	1,185	42,688
Nordea Bank AB	56,802	678,155
Sandvik AB	26,311	278,743
Scania AB, Series B	9,152	112,718
Securitas AB, Series B	8,899	100,238
Skandinaviska Enskilda Banken AB, Series A	12,467	194,451
Skanska AB, Series B	9,559	108,803
SKF AB, B Shares	10,752	137,361
SSAB Svenskt Stal AB, Series A	4,422	70,316
SSAB Svenskt Stal AB, Series B	2,192	30,285
Svenska Cellulosa AB, ADR	14,576	154,409
Svenska Handelsbanken AB, Series A	13,439	300,983
Swedbank AB, A shares	9,800	128,120
Swedish Match AB	7,653	133,777
Tele2 AB, Series B	7,740	88,331

The accompanying notes are an integral part of the financial statements.
202

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Sweden (continued)
Teliasonera AB	60,043	$341,225
Volvo AB, Series A	703	5,966
Volvo AB, Series B	28,920	261,280

		5,596,805
Switzerland - 5.70%
ABB, Ltd. *	63,433	1,229,231
Actelion, Ltd. *	3,136	161,593
Adecco SA	4,055	176,156
Baloise Holding AG	1,633	111,493
Compagnie Financiere
Richemont AG, Series A	15,251	673,842
Credit Suisse Group AG	30,343	1,417,077
EFG International, ADR	1,808	52,199
Geberit AG, ADR	1,210	148,392
Givaudan AG	203	169,557
Holcim, Ltd.	6,237	457,118
Julius Baer Holding AG	6,317	314,147
Kuehne & Nagel International AG	1,719	114,696
Lindt & Spruengli AG, ADR	30	73,148
Logitech International SA *	5,503	125,616
Lonza Group AG	1,416	177,667
Nestle SA	112,990	4,883,146
Nobel Biocare Holding AG, Series BR	3,630	121,418
Novartis AG	66,801	3,517,041
Pargesa Holding SA, ADR	926	79,695
Phonak Holding AG	1,549	100,991
Roche Holdings AG - Genusschein	20,231	3,166,997
Schindler Holding AG	1,642	98,845
Societe Generale de Surveillance Holdings AG	145	170,652
Straumann Holding AG	290	80,350
Sulzer AG	1,040	110,653
Swatch Group AG, BR shares	994	183,477
Swatch Group AG	1,748	58,570
Swiss Life Holding *	1,036	150,412
Swiss Re	10,312	572,372
Swisscom AG	694	206,824
Syngenta AG	3,039	640,876
Synthes AG	1,827	252,751
UBS AG *	84,196	1,439,114
Unaxis Holding AG *	257	50,907
Zurich Financial Services AG	4,234	1,172,481

		22,459,504
Taiwan - 1.64%
Acer Sertek, Inc.	62,843	107,003
Advanced Semiconductor Engineering, Inc.	103,940	52,973
Advantech Company, Ltd.	6,614	12,756
Asia Cement Corp.	45,792	40,738
Asia Optical Company, Inc.	4,079	5,537
Asustek Computer, Inc.	89,550	177,231
AU Optronics Corp.	164,056	185,558
BenQ Corp.	33,048	12,674
Catcher Technology Company, Ltd. *	10,400	33,408
Cathay Financial Holdings Company, Ltd.	154,350	213,134
Cathay Real Estate Development
Company, Ltd.	22,000	6,203
Chang Hwa Commercial Bank, Ltd.	99,000	50,537

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Cheng Shin Rubber Industry Company, Ltd.	18,457	$22,152
Cheng Uei Precision Industry Company, Ltd.	6,615	11,726
Chi Mei Optoelectronics Corp.	102,648	67,587
China Airlines, Ltd. *	30,895	6,705
China Development Financial Holdings Corp.	245,989	74,585
China Motor Company, Ltd.	13,065	4,413
China Steel Corp.	220,131	220,012
Chinatrust Finance Holding Company, Ltd.	198,799	109,095
Chunghwa Picture Tubes, Ltd.	164,000	26,087
Chunghwa Telecom Company, Ltd. *	121,818	286,569
CMC Magnetics Corp. *	65,000	13,025
Compal Communications, Inc.	5,512	5,989
Compal Electronics, Inc.	77,832	57,011
Delta Electronics, Inc.	40,698	106,607
D-Link Corp.	13,317	11,515
E.Sun Financial Holding Company, Ltd.	82,160	22,201
Epistar Corp.	10,064	13,658
Eternal Chemical Company, Ltd.	13,552	8,104
EVA Airways Corp. *	30,000	7,627
Evergreen Marine Corp.	25,000	11,414
Everlight Electronics Company, Ltd.	6,119	12,822
Far Eastern Department Stores Company, Ltd.	16,800	11,069
Far Eastern Textile, Ltd.	70,390	49,833
Far EasTone Telecommunications Company,
Ltd.	16,159	20,710
Firich Enterprises Company, Ltd.	2,704	7,736
First Financial Holding Company, Ltd.	118,707	74,334
Formosa Chemicals & Fibre Corp.	75,000	130,155
Formosa Petrochemical Corp.	47,000	109,242
Formosa Plastic Corp.	103,000	167,324
Formosa Taffeta Company, Ltd.	18,000	11,603
Foxconn Technology Company, Ltd.	11,385	37,251
Fubon Group Company, Ltd.	96,000	69,469
Fuhwa Financial Holdings Company, Ltd.	150,130	83,081
HannStar Display Corp.	105,031	23,312
High Tech Computer Corp.	14,820	230,025
Hon Hai Precision Industry Company, Ltd.	147,687	528,970
Hua Nan Financial Holdings Company, Ltd.	89,760	55,813
InnoLux Display Corp.	56,840	76,211
Inotera Memories, Inc. *	77,380	23,305
Inventec Appliances Corp.	5,774	6,628
Inventec Company, Ltd.	37,485	18,412
KGI Securities Company, Ltd.	57,000	21,992
Kinsus Interconnect Technology Corp.	7,035	9,851
Largan Precision Company, Ltd.	3,121	32,737
Lite-On Technology Corp.	46,040	40,221
Macronix International Company, Ltd.	68,858	20,197
MediaTek, Inc.	21,260	220,453
Mega Financial Holding Company, Ltd.	228,000	104,551
Mitac International	25,814	12,525
Mosel Vitelic, Inc. *	23,690	9,153
Motech Industries, Inc.	3,598	16,206
Nan Ya Plastics Corp.	128,000	189,668
Nan Ya Printed Circuit Board Corp.	5,132	16,024
Nanya Technology Corp. *	54,587	12,736
Novatek Microelectronics Corp., Ltd.	11,325	16,912

The accompanying notes are an integral part of the financial statements.
203

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Pan-International Industrial Company, Ltd.	6,300	$7,498
Polaris Securities Company, Ltd.	56,282	22,379
Pou Chen Corp.	57,213	35,381
Powerchip Semiconductor Corp. *	177,963	27,414
Powertech Technology, Inc.	11,385	25,320
President Chain Store Corp.	11,000	32,427
ProMOS Technologies, Inc. *	146,000	15,168
Quanta Computer, Inc.	49,378	61,846
Realtek Semiconductor Corp.	10,710	18,230
Richtek Technology Corp.	2,200	11,908
Shin Kong Financial Holding Company, Ltd.	85,530	29,554
Siliconware Precision Industries Company	63,855	72,617
Sino-American Silicon Products, Inc.	4,349	13,993
SinoPac Holdings Company, Ltd.	138,000	38,550
Synnex Technology International Corp.	19,635	30,778
Taishin Financial Holdings Company, Ltd.	119,000	23,542
Taiwan Cellular Corp.	44,842	71,876
Taiwan Cement Corp.	66,397	39,682
Taiwan Cooperative Bank	35,650	19,843
Taiwan Fertilizer Company, Ltd.	17,000	31,753
Taiwan Glass Industrial Corp.	18,938	10,862
Taiwan Secom Company, Ltd.	6,000	8,663
Taiwan Semiconductor
Manufacturing Company, Ltd.	551,450	924,799
Tatung Company, Ltd. *	96,000	20,956
Teco Electric & Machinery Company, Ltd.	40,000	14,035
Transcend Information, Inc.	6,297	10,208
Tripod Technology Corp.	9,667	18,559
Tung Ho Steel Enterprise Corp.	16,000	13,407
U-Ming Marine Transport Corp.	10,000	14,413
Unimicron Technology Corp.	20,604	16,645
Uni-President Enterprises Corp.	72,345	65,297
United Microelectronics Corp.	337,313	108,648
Vanguard International Semiconductor Corp.	25,126	9,299
Via Technologies, Inc. *	23,000	10,056
Wafer Works Corp.	4,120	8,707
Walsin Lihwa Corp.	74,000	20,116
Wan Hai Lines, Ltd.	26,250	11,784
Winbond Electronics Corp. *	81,000	9,938
Wintek Corp.	21,000	8,422
Wistron Corp.	27,799	34,542
Ya Hsin Industrial Company, Ltd. *	22,000	0
Yageo Corp.	56,000	11,332
Yang Ming Marine Transport Corp.	31,044	10,838
Yulon Motor Company, Ltd.	17,510	9,655
Zinwell Corp.	5,904	8,376

		6,463,681
Thailand - 0.26%
Advanced Info Service PCL	24,700	58,723
Airports of Thailand PLC	12,200	11,169
Bangkok Bank PCL, Foreign Shares	23,100	70,774
Bangkok Bank PCL	9,700	29,630
Bank of Ayudhya PCL	99,000	48,139
Banpu PCL - Foreign Shares	4,100	36,730
BEC World PCL	25,900	16,293
C.P. Seven Eleven PCL	56,395	17,988

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Thailand (continued)
Central Pattana PCL	16,900	$8,235
Electricity Generating PCL, Foreign Shares	800	1,494
Glow Energy PCL	13,200	10,915
IRPC PCL	214,900	25,768
Kasikornbank PCL - Foreign Shares	42,600	80,688
Krung Thai Bank PCL	79,500	14,205
Land & Houses PCL, Foreign Shares	58,600	11,120
PTT Aromatics & Refining PCL	29,486	18,026
PTT Chemical PCL	7,797	13,356
PTT Exploration & Production PCL	36,400	136,527
PTT PCL - Foreign Shares	26,100	175,747
Ratchaburi Electricity Generating Holding PCL	8,400	8,683
Siam Cement PCL - Foreign Shares	11,700	46,648
Siam Cement PCL	400	1,523
Siam City Cement PCL (a)	1,800	8,612
Siam Commercial Bank PCL	35,200	71,211
Thai Oil Public Company, Ltd.	33,400	40,936
TMB Bank PCL *	1,053,100	31,102
Total Access Communication PCL	31,700	37,332

		1,031,574
Turkey - 0.33%
Adana Cimento Sanayii Turk Anonim Sirketi,
Class A	526	1,588
Akbank AS	26,945	137,946
Akcansa Cimento AS	635	1,986
Aksigorta AS	3,270	11,138
Anadolu Efes Biracilik Ve Malt Sanayii AS	6,968	71,557
Arcelik AS (a)	2,672	7,470
Asya Katilim Bankasi AS *	5,199	7,998
BIM Birlesik Magazalar AS	1,590	49,323
Dogan Sirketler Grubu Holdings AS *	16,382	18,984
Dogan Yayin Holding AS *	6,772	7,831
Enka Insaat ve Sanayi AS	8,410	56,803
Eregli Demir ve Celik Fabrikalari TAS	17,764	89,347
Ford Otomotiv Sanayi AS	1,875	10,145
HACI Omer Sabanci Holdings, AS	13,936	52,404
Is Gayrimenkul Yatirim Ortakligi AS	2,702	1,885
KOC Holdings AS *	12,478	37,751
Migros Turk TAS	3,043	52,341
Petkim Petrokimya Holding AS *	2,188	7,451
Tekfen Holding AS	5,722	32,227
Tofas Turk Otomobil Fabrik AS	3,340	6,915
Trakya Cam Sanayi AS *	2,537	2,502
Tupras Turkiye Petrol Rafine AS	3,873	70,652
Turk Sise ve Cam Fabrikalari AS *	8,877	10,854
Turk Telekomunikasyon AS *	19,997	60,172
Turkcell Iletisim Hizmetleri AS	16,462	100,484
Turkiye Garanti Bankasi AS *	62,916	148,902
Turkiye Halk Bankasi AS	9,317	41,527
Turkiye Is Bankasi AS	28,878	119,762
Turkiye Vakiflar Bankasi Tao (a)	22,351	36,573
Yapi ve Kredi Bankasi AS *	24,797	52,051

		1,306,569
United Kingdom - 15.24%
3i Group PLC	10,364	131,226

The accompanying notes are an integral part of the financial statements.
204

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Alliance & Leicester PLC	8,064	$39,316
AMEC PLC	8,624	98,921
Anglo American PLC	37,159	1,255,218
Antofagasta PLC	10,729	77,937
Associated British Foods PLC	9,692	122,990
AstraZeneca Group PLC	41,684	1,824,070
Astro All Asia Networks PLC, GDR	12,500	11,025
Aviva PLC	76,646	666,684
BAE Systems PLC	102,688	757,009
Barclays PLC	233,558	1,387,671
Berkeley Group Holdings PLC *	2,430	33,204
BG Group PLC	93,921	1,703,356
BHP Billiton PLC	61,996	1,404,470
BICC PLC	15,213	82,659
BP PLC	537,995	4,480,581
British Airways PLC	17,780	54,244
British American Tobacco PLC	43,401	1,416,924
British Energy Group PLC	30,813	418,710
British Land Company PLC	15,160	204,488
British Sky Broadcasting Group PLC	31,409	233,680
BT Group PLC	221,418	641,902
Bunzl PLC	10,303	121,210
Burberry Group PLC	11,807	83,488
Cable & Wireless PLC	66,898	198,664
Cadbury PLC	37,221	376,450
Cairn Energy PLC *	3,560	132,875
Capita Group PLC	15,673	195,061
Carnival PLC	4,177	124,496
Carphone Warehouse	11,366	35,103
Cattles PLC	227	316
Centrica PLC	105,260	592,272
Cobham PLC	32,858	111,694
Compass Group PLC	52,560	325,977
Daily Mail and General Trust PLC	8,321	48,021
Diageo PLC	73,815	1,259,245
Enterprise Inns PLC	15,585	50,326
Eurasian Natural Resources Corp.	8,146	74,178
FirstGroup PLC	12,646	120,728
Friends Provident Ethical Investment
Trust PLC	74,286	126,346
GKN PLC	16,950	60,203
GlaxoSmithKline PLC	156,041	3,380,268
Group 4 Securicor PLC	33,367	120,663
Hammerson PLC	8,779	154,773
Hays PLC	46,107	66,763
HBOS PLC	103,062	233,825
Home Retail Group	25,636	108,037
HSBC Holdings PLC	338,307	5,473,220
ICAP PLC	15,278	98,543
IMI PLC	7,256	48,958
Imperial Tobacco Group PLC	28,307	908,676
Inchcape PLC	14,273	48,214
Intercontinental Hotels Group PLC	8,732	108,188
International Personal Finance PLC	84	376
International Power PLC	43,772	283,235
Invensys PLC *	23,699	88,058

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Investec PLC	10,649	$58,185
ITV PLC	80,304	60,306
J Sainsbury PLC	29,856	187,244
Johnson Matthey PLC	5,978	145,429
Kazakhmys PLC	5,570	58,496
Kingfisher PLC	66,609	158,792
Ladbrokes PLC	15,045	50,806
Land Securities Group PLC	12,525	282,884
Legal & General Group PLC	168,404	303,924
Liberty International PLC	7,346	127,025
Lloyds TSB Group PLC	158,117	635,361
Logica PLC	41,317	80,838
London Stock Exchange Group PLC	4,090	64,764
Lonmin PLC, ADR	4,252	173,902
Man Group PLC, ADR	50,627	309,375
Marks & Spencer Group PLC	49,154	179,543
Meggitt PLC	18,214	61,288
Mitchells & Butlers PLC	7,632	30,258
Mondi PLC	10,929	51,007
National Express Group PLC	3,116	45,058
National Grid PLC	70,788	898,519
Next Group PLC	5,545	102,240
Old Mutual PLC	151,076	211,464
Pearson PLC	23,570	255,352
Persimmon PLC	8,692	63,245
Pharmstandard *	2,679	46,481
PIK Group	3,416	17,946
Prudential PLC	72,952	665,175
Punch Taverns PLC	7,917	19,363
Reckitt Benckiser PLC	16,801	814,594
Reed Elsevier PLC	31,784	316,497
Rentokil Initial PLC	56,546	70,157
Rexam PLC	18,218	129,437
Rio Tinto PLC	28,511	1,789,330
Rolls-Royce Group PLC *	50,855	307,925
Royal & Sun Alliance PLC	86,993	232,588
Royal Bank of Scotland Group PLC	473,113	1,526,222
Royal Dutch Shell PLC, A Shares	101,598	2,934,193
Royal Dutch Shell PLC, B Shares	78,832	2,214,614
SABMiller PLC	25,806	503,854
Schroders PLC	3,005	55,436
Scottish & Southern Energy PLC	24,423	621,462
Segro PLC, REIT	13,223	99,696
Serco Group PLC	13,368	87,183
Severn Trent PLC	6,269	152,115
Shire, Ltd.	15,216	240,613
Smith & Nephew PLC	24,494	258,692
Smiths Group PLC	11,063	200,609
Stagecoach Group PLC	17,095	77,688
Standard Chartered PLC	40,904	1,006,465
Standard Life PLC	61,931	269,987
Tate & Lyle PLC	13,424	92,223
Taylor Woodrow PLC	32,947	21,345
Tesco PLC	225,281	1,566,826
The Sage Group PLC	34,456	120,687
Thomas Cook Group PLC	12,688	50,345

The accompanying notes are an integral part of the financial statements.
205

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Thomson Reuters PLC *	5,616	$125,490
Tomkins PLC	27,912	77,933
TUI Travel PLC	14,401	55,685
Tullow Oil PLC	20,133	257,407
Unilever PLC	38,536	1,047,827
United Business Media, Ltd.	6,257	55,117
United Utilities Group PLC *	19,521	242,255
Vedanta Resources PLC	3,694	77,428
Vodafone Group PLC	1,549,813	3,422,653
Whitbread PLC	5,742	108,604
William Hill PLC	11,292	47,616
William Morrison Supermarket PLC	66,256	308,117
Wolseley PLC	17,594	132,985
WPP Group PLC	30,470	246,458
Xstrata PLC	17,773	553,888

		60,069,251
United States - 0.19%
HDFC Bank Ltd	2,500	212,375
KB Financial Group, Inc. *	7,870	359,580
SNC-Lavalin Group, Inc.	4,613	166,792
Southern Copper Corp.	462	8,815

		747,562

TOTAL COMMON STOCKS (Cost $401,859,616)		$373,123,393

PREFERRED STOCKS - 1.51%

Brazil - 1.23%
Aracruz Celulose SA (i)	8,100	28,647
Banco Bradesco SA (i)	28,284	459,881
Banco Itau Holding Financeira SA (i)	36,055	604,422
Bradespar SA (i)	7,100	99,622
Brasil Telecom Participacoes SA (i)	4,700	46,187
Brasil Telecom SA (i)	5,929	49,042
Braskem SA, A Shares (i)	4,100	21,912
Centrais Eletricas Brasileiras SA (i)	5,500	69,512
Cia Brasileira de Distribuicao Grupo Pao de
Acucar (i)	2,500	43,355
Cia de Bebidas das Americas (i)	3,011	166,144
Cia de Gas de Sao Paulo, A Shares (i)	600	12,928
Cia Energetica de Minas Gerais (i)	4,590	90,695
Cia Energetica de Sao Paulo (i)	4,497	38,993
Cia Paranaense de Energia (i)	2,900	40,233
Cia Vale do Rio Doce (i)	36,900	634,295
Companhia de Bebidas das Americas, ADR (i)	1,893	103,377
Duratex SA (i)	3,000	35,472
Eletropaulo Metropolitana de Sao Paulo SA (i)	2,606	36,292
Fertilizantes Fosfatados SA (i)	4,400	35,262
Gerdau SA (i)	10,500	117,035
Gol Linhas Aereas Inteligentes SA (i)	2,900	18,212
Investimentos Itau SA (i)	62,049	310,424
Klabin SA (i)	16,000	33,297
Lojas Americanas SA (i)	11,600	50,901
Metalurgica Gerdau SA (i)	8,200	127,984
Net Servicos de Comunicacao SA * (i)	3,355	28,615
Petroleo Brasileiro SA (i)	54,800	1,010,815
Sadia SA, ADR (i)	12,000	35,945

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)

Brazil (continued)
Suzano Papel e Celulose SA (i)	4,200	$35,866
Tam SA (i)	2,891	54,693
Tele Norte Leste Participacoes SA (i)	5,000	85,396
Telemar Norte Leste SA, Series A (i)	1,600	49,188
Telemig Celular Participacoes SA	516	9,759
Tim Participacoes SA (i)	23,851	49,510
Usinas Siderurgicas de Minas Gerais SA,
Series A (i)	5,175	110,168
Vivo Participacoes SA * (i)	17,100	70,003
Votorantim Celulose e Papel SA (i)	2,000	30,270

		4,844,352
Germany - 0.19%
Bayerische Motoren Werke (BMW) AG (i)	1,896	58,150
Porsche Automobil Holding SE (i)	2,362	256,136
RWE AG (i)	1,069	76,875
Volkswagen AG (i)	2,840	353,565

		744,726
Italy - 0.01%
IFI-Istituto Finanziario Industriale SpA * (i)	1,531	16,912
Unipol SpA (i)	18,946	32,185

		49,097
Malaysia - 0.00%
Malaysian Airline System BHD * (i)	2,300	551

Russia - 0.02%
Surgutneftegaz SADR (i)	21,410	56,736

South Korea - 0.06%
Hyundai Motor Company (i)	1,000	21,581
LG Electronics, Inc. (i)	780	31,491
Samsung Electronics Company, Ltd. (i)	610	192,357

		245,429

TOTAL PREFERRED STOCKS (Cost $5,099,885)		$5,940,891

WARRANTS - 0.00%

Indonesia - 0.00%
Bank Pan Indonesia Tbk PT
(Expiration Date: 07/10/2009, Strike
Price: IDR 400.00) *	33,314	1,484

Malaysia - 0.00%
IJM Land Berhad
(Expiration Date: 09/11/2013, Strike
Price: MYR 1.35) *	1,395	91

TOTAL WARRANTS (Cost $317)		$1,575

RIGHTS - 0.00%

Brazil - 0.00%
Cosan SA Industria e Comercio (Expiration
Date: 10/22/2008, Strike Price: BRL 16.00) *	708	45
EDP - Energias do Brasil SA *	970,354	0

		45
Japan - 0.00%
Dowa Mining Company, Ltd. (Expiration Date:
01/29/2010, Strike Price: JPY 1.00) *	6,534	1,425

The accompanying notes are an integral part of the financial statements.
206

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS (continued)

South Africa - 0.00%
Super Group, Ltd. *	1,449	$7

TOTAL RIGHTS (Cost $0)		$1,477

SHORT TERM INVESTMENTS - 1.48%
AIM Short-Term Investment Trust,
STIC Prime Portfolio,
Institutional Class	$5,005,682	$5,005,682
Federated Prime Obligations Fund	27,802	27,797
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	805,168	805,168

TOTAL SHORT TERM INVESTMENTS
(Cost $5,838,647)		$5,838,647

Total Investments (International Equity Index Trust B)
(Cost $412,798,465) - 97.65%		$384,905,983
Other Assets in Excess of Liabilities - 2.35%		9,281,261

TOTAL NET ASSETS - 100.00%		$394,187,244

The portfolio had the following five top industry concentrations as of September 30, 2008 (as a percentage of total net assets):

Banking	12.97%
Telecommunications Equipment & Services	6.14%
International Oil	5.74%
Insurance	4.95%
Financial Services	4.56%

International Opportunities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 90.15%

Australia - 2.79%
CSL, Ltd.	694,864	$21,050,829

Brazil - 6.52%
All America Latina Logistica SA	559,076	3,819,427
Gafisa SA	708,491	8,972,953
Petroleo Brasileiro SA, ADR	549,828	24,164,941
Unibanco - Uniao De Bancos
Brasileiros SA, ADR *	120,552	12,166,108

		49,123,429
Canada - 6.31%
Potash Corp. of Saskatchewan, Inc.	116,918	15,434,345
Research In Motion, Ltd. *	172,565	11,786,189
Rogers Communications, Inc., Class B	627,441	20,351,669

		47,572,203
Denmark - 3.75%
Vestas Wind Systems AS *	323,575	28,243,191

France - 9.27%
Accor SA	207,347	11,073,682
Alstom	211,292	16,039,043
AXA Group SA	609,435	19,949,470
BNP Paribas SA	99,022	9,452,394

International Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

France (continued)
Cie Generale de Geophysique-Veritas *	250,724	$7,955,258
JC Decaux SA	247,389	5,417,326

		69,887,173
Germany - 4.56%
Deutsche Bank AG	156,630	11,204,841
Linde AG	216,873	23,158,934

		34,363,775
Hong Kong - 1.93%
CNOOC, Ltd.	6,712,500	7,540,796
Esprit Holdings, Ltd.	1,136,500	7,044,672

		14,585,468
India - 1.10%
ICICI Bank, Ltd., SADR	354,447	8,336,593

Israel - 4.52%
Teva Pharmaceutical Industries, Ltd., SADR	744,104	34,072,522

Japan - 9.12%
Daikin Industries, Ltd.	259,775	8,761,697
Daiwa Securities Group, Inc.	1,334,000	9,716,502
Marubeni Corp.	2,463,000	11,164,740
Mizuho Financial Group, Inc.	2,511	10,980,971
Nintendo Company, Ltd.	66,300	28,122,719

		68,746,629
Mexico - 2.64%
America Movil SA de CV, Series L, ADR	269,970	12,515,809
Cemex SA de CV, SADR *	427,902	7,368,473

		19,884,282
Netherlands - 2.10%
Heineken NV	393,257	15,800,014

South Africa - 1.10%
MTN Group, Ltd.	589,755	8,321,723

Spain - 1.62%
Gamesa Corporacion Tecnologica SA	356,456	12,212,882

Switzerland - 17.77%
ABB, Ltd. *	781,262	15,139,621
Actelion, Ltd. *	164,883	8,496,175
Alcon, Inc.	48,000	7,752,480
Credit Suisse Group AG	687,682	32,116,091
Julius Baer Holding AG	301,325	14,985,018
Lonza Group AG	181,953	22,829,847
Nestle SA	566,703	24,491,489
UBS AG *	475,265	8,123,433

		133,934,154
Taiwan - 4.38%
Hon Hai Precision Industry Company, Ltd.	3,099,450	11,101,283
Taiwan Semiconductor
Manufacturing Company, Ltd., SADR	2,339,571	21,921,780

		33,023,063
United Kingdom - 9.56%
BG Group PLC	896,806	16,264,520
HSBC Holdings PLC	1,010,573	16,349,316
Johnson Matthey PLC	85,054	2,069,134

The accompanying notes are an integral part of the financial statements.
207

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Reckitt Benckiser PLC	260,805	$12,645,099
Rio Tinto PLC	101,999	6,401,386
Tesco PLC	2,643,080	18,382,581

		72,112,036
United States - 1.11%
Las Vegas Sands Corp. * (a)	231,293	8,351,990

TOTAL COMMON STOCKS (Cost $808,748,182)		$679,621,956

SHORT TERM INVESTMENTS - 1.16%
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	$8,732,252	$8,732,252

TOTAL SHORT TERM INVESTMENTS
(Cost $8,732,252)		$8,732,252

REPURCHASE AGREEMENTS - 6.15%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$46,356,610 on 10/01/2008,
collateralized by $14,760,000
Federal Home Loan Mortgage
Corp., 5.625% due 11/23/2035
(valued at $14,760,000, including
interest) and $26,100,000 Federal
National Mortgage Association,
6.625% due 11/15/2030 (valued at
$32,527,125, including interest)	$46,355,000	$46,355,000

TOTAL REPURCHASE AGREEMENTS
(Cost $46,355,000)		$46,355,000

Total Investments (International Opportunities Trust)
(Cost $863,835,434) - 97.46%		$734,709,208
Other Assets in Excess of Liabilities - 2.54%		19,155,721

TOTAL NET ASSETS - 100.00%		$753,864,929

The portfolio had the following five top industry concentrations as of September 30, 2008 (as a percentage of total net assets):

Financial Services	10.25%
Banking	7.45%
Industrial Machinery	6.36%
Pharmaceuticals	5.65%
Chemicals	5.08%

International Small Cap Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.18%

Australia - 8.79%
Billabong International, Ltd.	527,230	$5,887,152
Downer EDI, Ltd.	812,466	4,139,425
Emeco Holdings, Ltd.	3,664,539	2,365,970
Iluka Resources, Ltd. *	1,928,797	7,326,045
Pacific Brands, Ltd.	2,800,164	4,377,239

International Small Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
PaperlinX, Ltd.	3,236,736	$4,949,404

		29,045,235
Belgium - 1.30%
Barco NV	94,305	4,286,748

Bermuda - 1.46%
Bio-Treat Technology, Ltd. (a)	9,066,000	732,454
Ngai Lik Industrial Holdings, Ltd.	17,443,184	450,995
People's Food Holdings, Ltd.	10,853,370	3,629,083

		4,812,532
Canada - 7.45%
ATS Automation Tooling Systems, Inc. *	610,660	3,586,211
Biovail Corp.	601,300	5,706,488
Canaccord Capital, Inc.	326,800	2,450,424
Dorel Industries, Inc., Class B	226,600	6,919,897
GSI Group, Inc. *	553,778	1,954,836
MDS, Inc. *	279,184	3,334,206
Mega Brands, Inc. *	274,800	642,943

		24,595,005
Cayman Islands - 0.12%
Chitaly Holdings, Ltd.	6,340,000	400,646

China - 2.14%
BYD Company, Ltd., H Shares	1,534,618	2,568,513
Sinotrans, Ltd., Class H	23,121,000	4,516,978

		7,085,491
Finland - 3.47%
Amer Sports Oyj, A Shares	399,580	4,845,682
Elcoteq SE, A Shares *	387,130	1,707,169
Huhtamaki Oyj	614,354	4,903,307

		11,456,158
Germany - 1.61%
Jenoptik AG *	873,341	5,310,110

Hong Kong - 8.40%
AAC Acoustic Technology Holdings, Inc. *	4,004,000	3,073,391
Dah Sing Financial Group	794,929	3,358,548
Fountain Set Holdings, Ltd.	16,101,998	1,302,753
Giordano International, Ltd. (a)	10,170,017	3,552,024
Lerado Group Holding Company, Ltd.	13,967,612	818,691
TCL Communication Technology
Holdings, Ltd. * (a)	93,375,008	1,448,104
Texwinca Holdings, Ltd.	7,421,324	6,147,624
Travelsky Technology, Ltd., Class H	3,598,604	1,824,838
Weiqiao Textile Company, Ltd.	3,700,246	1,815,353
Yue Yuen Industrial Holdings, Ltd.	1,617,246	4,417,782

		27,759,108
Japan - 10.52%
Aiful Corp. (a)	371,350	2,873,283
Descente, Ltd.	1,159,000	6,635,753
Meitec Corp.	211,366	5,661,672
Nichii Gakkan Company, Ltd.	508,900	6,127,606
Sohgo Security Services Company, Ltd.	484,386	5,125,094
Takuma Company, Ltd.	1,140,000	2,890,149

The accompanying notes are an integral part of the financial statements.
208

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
USS Company, Ltd.	84,380	$5,426,923

		34,740,480
Luxembourg - 0.36%
Thiel Logistik AG *	816,376	1,201,082

Netherlands - 4.62%
Draka Holding NV	74,316	1,529,282
Imtech NV	150,737	3,090,134
OPG Groep NV	309,216	4,271,557
SBM Offshore NV	142,928	3,059,835
USG People NV	239,400	3,299,603

		15,250,411
Norway - 1.81%
Tomra Systems ASA	1,144,880	5,976,114

Philippines - 0.13%
First Gen Corp. *	1,093,700	434,839

Singapore - 1.58%
Huan Hsin Holdings, Ltd.	2,450,627	770,328
Osim International, Ltd. * (a)	5,422,237	584,636
Venture Corp., Ltd.	709,000	3,857,305

		5,212,269
South Korea - 10.00%
Daeduck Electronics Company, Ltd. (a)	513,650	1,605,137
Daegu Bank	510,140	4,556,415
Halla Climate Control Company, Ltd.	788,730	6,944,618
Intops Company, Ltd.	129,844	1,807,725
People & Telecommunication, Inc.	329,468	1,381,886
Pusan Bank	511,650	4,621,886
Sindo Ricoh Company, Ltd.	87,910	4,236,573
Youngone Corp.	1,035,230	7,869,528

		33,023,768
Spain - 0.81%
Sol Melia SA	307,858	2,690,345

Sweden - 2.73%
D. Carnegie & Company AB	624,875	4,634,917
Niscayah Group AB	3,092,020	4,400,236

		9,035,153
Switzerland - 1.61%
Verwaltungs & Privat Bank AG	32,967	5,318,384

Taiwan - 10.17%
Acbel Polytech, Inc.	6,854,732	2,880,773
D-Link Corp.	4,604,251	3,981,143
Giant Manufacturing Company, Ltd.	1,034,250	2,588,289
KYE System Corp.	4,876,341	4,191,352
Pihsiang Machinery Manufacturing Company,
Ltd.	3,527,000	5,133,546
Simplo Technology Company, Ltd.	1,095,820	3,611,627
Ta Chong Bank, Ltd. *	23,391,000	5,287,818
Taiwan Fu Hsing Industrial Company, Ltd.	2,863,310	1,082,958
Test-Rite International Company, Ltd.	8,894,263	4,842,654

		33,600,160
Thailand - 4.84%
Bank of Ayudhya PCL, NVDR	9,686,000	4,709,875

International Small Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Thailand (continued)
Glow Energy PCL	8,211,824	$6,790,640
Total Access Communication PCL	4,063,005	4,473,499

		15,974,014
United Kingdom - 10.27%
Bodycote International PLC	1,828,622	5,206,392
Burberry Group PLC	649,531	4,592,860
Fiberweb PLC	3,075,560	2,778,916
Future PLC	7,431,290	3,041,960
Game Group PLC	1,089,592	4,011,633
Henderson Group PLC	2,308,953	4,555,880
New Star Asset Management Group, Ltd.	2,768,010	3,308,594
Yell Group PLC	280,152	387,675
Yule Catto & Company PLC	2,654,692	6,054,479

		33,938,389
United States - 1.99%
Steiner Leisure, Ltd. *	190,934	6,564,311

TOTAL COMMON STOCKS (Cost $434,148,492)		$317,710,752

SHORT TERM INVESTMENTS - 3.56%
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	$4,858,054	$4,858,054
Paribas Corp.
6.00% due 10/01/2008	6,915,000	6,915,000

TOTAL SHORT TERM INVESTMENTS
(Cost $11,773,054)		$11,773,054

Total Investments (International Small Cap Trust)
(Cost $445,921,546) - 99.74%		$329,483,806
Other Assets in Excess of Liabilities - 0.26%		856,509

TOTAL NET ASSETS - 100.00%		$330,340,315

The portfolio had the following five top industry concentrations as of September 30, 2008 (as a percentage of total net assets):

Apparel & Textiles	11.21%
Banking	7.41%
Business Services	5.60%
Financial Services	4.54%
Industrial Machinery	4.49%

International Small Company Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.11%

Australia - 8.42%
ABB Grain, Ltd.	51,159	$324,514
Acrux, Ltd. *	36,231	27,117
Adelaide Brighton, Ltd.	109,968	274,093
Aditya Birla Minerals, Ltd.	38,998	36,008
Admiralty Resources NL *	404,481	17,039
AED Oil, Ltd. *	17,758	20,490
Aevum, Ltd.	50,147	69,728

The accompanying notes are an integral part of the financial statements.
209

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
AJ Lucas Group, Ltd.	10,043	$45,431
Alesco Corp., Ltd.	26,901	128,908
Alkane Resources, Ltd. *	105,014	25,136
Alliance Resources, Ltd. *	49,802	24,447
Amadeus Energy, Ltd. *	46,414	16,819
Amalgamated Holdings, Ltd.	10,010	39,447
Andean Resources, Ltd. *	61,051	42,220
Ansell, Ltd.	40,042	411,180
Anzon Australia, Ltd. *	42,668	27,017
APA Group	125,287	307,688
APN News & Media, Ltd.	102,259	266,763
Aquila Resources, Ltd. *	29,497	216,270
ARB Corp., Ltd.	16,596	50,801
Arrow Energy NL *	147,393	345,922
Atlas Iron, Ltd. *	51,836	65,681
Ausdrill, Ltd.	42,150	59,069
Ausenco, Ltd.	15,435	140,399
Austal, Ltd.	38,731	73,741
Austar United Communications, Ltd. *	172,737	157,526
Austereo Group, Ltd.	66,947	86,937
Australian Agricultural Company, Ltd.	58,133	125,134
Australian Infrastructure Fund	124,094	216,898
Australian Pharmaceutical Industries, Ltd. *	62,214	31,327
Australian Wealth Management, Ltd.	173,645	171,339
Australian Worldwide Exploration, Ltd. *	139,373	284,867
AVJennings, Ltd.	48,073	21,826
Avoca Resources, Ltd. *	45,306	69,899
AWB, Ltd.	121,332	271,032
Babcock & Brown Wind Partners	228,438	191,873
Bank of Queensland, Ltd.	39,605	424,155
Beach Petroleum, Ltd.	328,692	237,709
Bendigo Mining, Ltd. *	69,546	10,373
Biota Holdings, Ltd. *	63,195	34,329
Blackmores, Ltd.	3,020	41,783
Boom Logistics, Ltd.	59,768	57,020
Bradken, Ltd.	30,959	218,303
Brickworks, Ltd.	21,916	206,282
Brockman Resources, Ltd. *	29,655	21,156
Buru Energy, Ltd. *	31,571	6,736
Cabcharge Australia, Ltd.	28,216	154,332
Campbell Brothers, Ltd.	13,622	347,670
Candle Australia, Ltd.	17,490	16,739
Cardno, Ltd.	16,882	61,037
Carnarvon Petroleum, Ltd. *	124,732	31,067
Carnegie Corp., Ltd. *	158,513	19,003
CBH Resources, Ltd. *	158,056	8,716
CEC Group, Ltd.	22,583	4,480
Cellestis, Ltd. *	15,855	27,206
Centamin Egypt, Ltd. *	143,266	90,815
Centennial Coal Company, Ltd.	82,672	244,704
Challenger Financial Services Group, Ltd.	117,747	232,328
Chandler Macleod, Ltd.	23,343	3,771
Charter Hall Group	36,697	25,851
Citadel Resource Group, Ltd. *	205,193	32,319
Citigold Corp., Ltd. *	163,943	28,683
Clinuvel Pharmaceuticals, Ltd. *	69,980	12,852

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Clough, Ltd. *	84,266	$45,414
Coal of Africa, Ltd. *	105,717	210,334
Cockatoo Coal, Ltd. *	84,071	44,941
Coeur d'Alene Mines Corp. *	37,202	54,834
Coffey International, Ltd.	16,505	31,855
Comdek, Ltd. *	90,698	9,496
Compass Resources NL *	15,577	6,115
ConnectEast Group	439,398	292,488
Conquest Mining, Ltd. *	87,512	17,098
Consolidated Rutile, Ltd.	71,020	19,601
CopperCo, Ltd. *	170,196	33,201
Corporate Express Australia, Ltd.	25,360	98,954
Count Financial, Ltd.	26,074	29,356
Crane Group, Ltd.	21,082	187,499
Crescent Gold, Ltd. *	129,712	9,946
CuDeco, Ltd. *	18,570	33,730
Customers, Ltd. *	272,078	25,341
David Jones, Ltd.	146,524	514,429
Deep Yellow, Ltd. *	240,390	41,812
Devine, Ltd.	78,779	50,318
Dominion Mining, Ltd.	10,959	20,935
Downer EDI, Ltd.	55,913	284,871
Duet Group	192,544	402,742
Eastern Star Gas, Ltd. *	216,265	68,195
Emeco Holdings, Ltd.	142,613	92,077
Emitch, Ltd.	52,110	22,907
Energy Developments, Ltd.	26,398	52,674
Energy World Corp., Ltd. *	189,057	95,608
Envestra, Ltd.	212,447	111,773
Felix Resources, Ltd.	11,202	153,094
Ferraus, Ltd. *	34,530	16,825
FKP Property Group, Ltd.	85,419	265,526
Fleetwood Corp., Ltd.	8,920	62,940
Flight Centre, Ltd.	13,423	207,322
Flinders Mines, Ltd. *	272,280	19,626
Forest Enterprises Australia, Ltd.	103,275	38,087
Funtastic, Ltd.	30,436	8,569
Futuris Corp., Ltd.	190,850	215,491
Geodynamics, Ltd. *	72,191	69,480
Gindalbie Metals, Ltd. *	113,603	63,580
Giralia Resources NL *	52,984	40,516
Goodman Fielder, Ltd.	412,668	468,128
GrainCorp., Ltd. *	15,566	92,562
Grange Resources Corp., Ltd. *	23,033	23,093
GRD, Ltd.	51,194	27,087
Great Southern Plantations, Ltd.	49,118	16,669
GUD Holdings, Ltd.	13,446	64,090
Gunns, Ltd.	128,439	119,561
GWA International, Ltd.	55,116	125,232
Hastie Group, Ltd.	27,649	53,865
Healthscope, Ltd.	69,340	258,958
Heron Resources, Ltd. *	57,417	15,464
HFA Holdings, Ltd.	73,372	36,796
Hills Industries, Ltd.	43,177	150,314
Horizon Oil, Ltd. *	113,471	24,362
Housewares International, Ltd.	27,679	20,076

The accompanying notes are an integral part of the financial statements.
210

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
IBA Health, Ltd. *	161,248	$98,916
IBT Education, Ltd.	38,539	69,513
iiNET, Ltd.	32,429	35,683
Iluka Resources, Ltd. *	111,313	422,794
Imdex, Ltd.	49,952	49,873
Independence Group NL	26,775	57,642
Indophil Resources NL *	85,202	60,391
Industrea, Ltd.	122,241	35,617
Infomedia, Ltd.	86,555	26,452
Innamincka Petroleum, Ltd. *	35,386	10,061
Intrepid Mines, Ltd. *	159,669	22,119
Invocare, Ltd.	25,649	99,591
IOOF Holdings, Ltd.	21,142	95,531
Iress Market Technology, Ltd.	19,452	90,897
Jabiru Metals, Ltd. *	42,457	8,308
JB Hi-Fi, Ltd.	25,902	256,172
Kagara Zinc, Ltd.	50,353	111,763
Karoon Gas Australia, Ltd. *	26,515	81,605
Kimberley Metals, Ltd. *	16,616	1,812
Kingsgate Consolidated, Ltd. *	20,132	73,623
Linc Energy, Ltd. *	88,793	360,544
Lynas Corp, Ltd. *	186,220	105,618
MacArthur Coal, Ltd.	23,956	202,822
Macmahon Holdings, Ltd.	132,123	171,884
Macquarie Communications
Infrastructure Group, Ltd.	141,875	295,051
Macquarie Media Group, Ltd.	50,964	108,548
Marion Energy, Ltd. *	55,425	19,411
Maxitrans Industries, Ltd.	78,815	34,747
McGuigan Simeon Wines, Ltd. *	45,434	25,607
McPherson's, Ltd.	12,170	26,935
Melbourne IT, Ltd.	12,148	28,139
MEO Australia, Ltd. *	121,071	20,497
Mermaid Marine Australia, Ltd.	41,733	51,022
Minara Resources, Ltd.	50,147	65,347
Mincor Resources NL	57,399	57,543
Mineral Deposits, Ltd. *	85,806	46,851
Mineral Resources, Ltd.	21,152	101,133
Mirabela Nickel, Ltd. *	21,804	78,821
Molopo Australia, Ltd. *	35,633	31,885
Monadelphous Group, Ltd.	22,512	216,346
Mortgage Choice, Ltd.	20,900	16,676
Mosaic Oil NL *	160,000	12,726
Mount Gibson Iron, Ltd. *	143,786	191,549
Murchison Metals, Ltd. *	88,972	92,328
MYOB, Ltd.	58,980	47,822
New Hope Corp., Ltd.	104,773	363,842
Nexus Energy, Ltd. *	161,877	146,417
Nido Petroleum, Ltd. *	205,243	36,620
Oakton, Ltd.	15,761	44,118
Otto Energy, Ltd. *	36,325	8,223
Pacific Brands, Ltd.	151,343	236,581
Pan Australian Resources, Ltd. *	423,238	185,647
Pan Pacific Petroleum NL *	103,098	16,489
PaperlinX, Ltd.	161,561	247,048
Peet & Company, Ltd.	41,677	76,115

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Peptech, Ltd. *	37,842	$24,697
Perilya, Ltd.	45,145	10,877
Perpetual Trust of Australia, Ltd.	10,278	394,892
Petsec Energy, Ltd. *	36,299	11,148
Pharmaxis, Ltd. *	25,612	46,404
Photon Group, Ltd.	13,775	28,116
Platinum Asset Mangement, Ltd.	47,699	139,989
Platinum Australia Ltd *	40,680	51,356
PMP, Ltd.	78,662	78,912
Port Bouvard, Ltd. *	24,303	6,905
Poseidon Nickel, Ltd. *	47,248	13,183
Premier Investments, Ltd.	11,775	42,085
Primary Health Care, Ltd.	88,877	370,409
Primelife Corp., Ltd. (a)	34,348	11,556
Programmed Maintenance Services, Ltd.	23,319	72,173
pSivida Corp. *	7,473	11,811
Publishing & Broadcasting, Ltd.	22,837	45,613
Pure Energy Resources, Ltd. *	5,000	6,254
Ramsay Health Care, Ltd.	31,687	257,016
RCR Tomlinson, Ltd.	26,425	20,263
Redflex Holdings, Ltd.	20,005	36,966
Resolute Mining, Ltd. *	60,801	60,077
Reverse Corp., Ltd.	21,079	24,953
Ridley Corp., Ltd.	44,779	34,660
Riversdale Mining, Ltd. *	42,996	290,134
Roc Oil Company, Ltd. *	78,851	66,065
SAI Global, Ltd.	28,383	61,704
Salinas Energy, Ltd. *	85,728	13,304
Sally Malay Mining, Ltd.	55,382	65,316
Salmat, Ltd.	28,760	70,881
Seek, Ltd.	51,113	211,545
Select Harvests, Ltd.	8,793	36,468
ServCorp, Ltd.	14,294	39,797
Service Stream, Ltd.	32,999	28,083
Seven Network, Ltd. *	43,977	225,917
Sigma Pharmaceuticals, Ltd.	249,136	241,167
Silex Systems, Ltd. *	31,875	89,176
Sino Gold, Ltd. *	56,276	180,119
Sino Strategic International, Ltd. *	11,948	7,045
Skilled Group, Ltd.	13,685	31,785
SMS Management & Technology, Ltd.	17,762	47,110
SP AusNet	9,981	8,348
SP Telemedia, Ltd.	65,209	7,287
Spark Infrastructure Group	256,815	299,851
Specialty Fashion Group, Ltd.	51,249	27,728
Sphere Investments Ltd *	15,740	13,223
Spotless Group, Ltd.	48,205	128,869
St. Barbara, Ltd. *	100,515	22,327
Straits Resources, Ltd.	61,509	119,934
Strike Resources, Ltd./Australia *	14,267	7,637
STW Communications Group, Ltd.	36,346	33,403
Sundance Resources, Ltd./Australia *	320,476	57,944
Sunland Group, Ltd.	73,256	143,021
Sunshine Gas, Ltd. *	52,528	110,305
Super Cheap Auto Group, Ltd.	21,600	41,952
Talent2 International, Ltd.	14,000	13,850

The accompanying notes are an integral part of the financial statements.
211

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Tamaya Resources, Ltd. *	214,523	$2,373
Tap Oil, Ltd. *	28,463	19,264
Tassal Group, Ltd.	40,663	73,091
Technology One, Ltd.	54,308	39,393
Ten Network Holdings, Ltd.	209,214	271,297
TFS Corp., Ltd.	46,239	42,949
Thakral Holdings Group	138,389	96,613
The Reject Shop, Ltd.	8,506	72,422
Timbercorp, Ltd.	78,364	39,121
Tower Australia Group, Ltd.	78,036	181,461
Tox Free Solutions, Ltd. *	16,000	22,492
Transfield Services Infrastructure Fund	57,998	67,078
Transfield Services, Ltd.	39,942	246,527
Transpacific Industries Group, Ltd.	49,971	284,857
Troy Resources NL	10,088	10,672
United Group, Ltd.	43,273	446,779
United Minerals Corp. *	35,612	32,032
UXC, Ltd.	47,721	35,655
Village Roadshow, Ltd.	28,616	38,842
Vision Group Holdings, Ltd.	14,905	14,007
Washington H Soul Pattinson & Company, Ltd.	8,500	73,256
Watpac, Ltd.	29,500	51,498
Wattyl, Ltd.	13,517	12,905
WDS, Ltd.	21,394	38,724
Webster, Ltd.	15,144	12,535
West Australian Newspapers Holdings, Ltd.	49,284	360,106
Western Areas NL *	30,734	185,609
White Energy Company, Ltd. *	17,893	41,463
Whitehaven Coal, Ltd.	25,216	53,721
WHK Group, Ltd.	54,106	45,107
Wide Bay Australia, Ltd.	6,045	41,587
Windimurra Vanadium, Ltd. *	26,337	30,504
Wotif.com Holdings, Ltd.	21,840	65,033

		25,919,760
Austria - 1.18%
Agrana Beteiligungs AG	1,318	95,627
Andritz AG	12,718	548,977
Austrian Airlines AG *	15,520	101,563
BetandWin.com Interactive Entertainment AG *	7,004	186,873
BWT AG	1,062	25,700
Constantia Packaging AG	1,439	69,980
Flughafen Wien AG	3,233	203,817
Frauenthal Holdings AG	1,879	32,783
Intercell AG *	11,553	380,462
Lenzing AG	234	72,986
Mayr-Melnhof Karton AG	3,471	264,048
Oesterreichische Post AG *	12,306	415,778
Palfinger AG	4,484	82,855
RHI AG *	7,658	278,470
Rosenbauer International AG	1,745	74,239
S&T System Integration & Technology
Distribution AG *	550	25,400
Schoeller-Bleckmann Oilfield Equipment AG	2,814	170,814
Uniqa Versicherungen AG	17,849	458,638
Wienerberger Baustoffindustrie AG	3,544	96,221

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Austria (continued)
Wolford AG	2,064	$50,856

		3,636,087
Belgium - 1.31%
Ackermans & Van Haaren NV	7,606	684,500
Banque Nationale de Belgique	66	255,311
Barco NV	3,535	160,688
Bekaert SA	3,645	486,671
Compagnie d'Entreprises (CFE)	2,096	176,432
Compagnie Immobiliere de Belgique SA	1,121	57,437
Compagnie Maritime Belge SA	1,891	76,201
Deceuninck NV	2,341	24,552
Devgen *	2,254	24,358
Duvel Moortgat SA	903	48,322
Econocom Group SA	4,616	44,902
Elia System Operator SA/NV	5,669	210,783
Euronav NV	7,031	194,403
EVS Broadcast Equipment SA *	609	43,577
Exmar NV	5,625	112,867
Image Recognition Integrated Systems	175	11,926
International Brachytherapy *	6,399	25,224
Ion Beam Applications SA	3,298	67,059
Kinepolis Group NV	908	30,062
Lotus Bakeries SA	34	12,568
Melexis NV	5,118	71,287
Omega Pharma SA	4,735	202,951
Option NV *	8,860	32,813
Recticel SA	3,721	39,989
Roularta Media Group NV	1,549	50,802
SA D'Ieteren Trading NV	641	144,877
Sioen Industries NV	1,204	10,478
Sipef SA	143	57,432
Telenet Group Holding NV *	13,405	277,302
Tessenderlo Chemie NV	6,916	346,345
Van De Velde NV	1,617	57,850

		4,039,969
Canada - 9.22%
Aastra Technologies, Ltd. *	4,600	56,795
Absolute Software Corp. *	9,200	71,145
Accrete Energy, Inc. *	4,906	23,556
Aecon Group, Inc.	14,300	155,597
AEterna Zentaris, Inc. *	7,500	4,299
AGF Management, Ltd. *	26,197	422,155
Akita Drilling, Ltd.	4,500	46,765
Alamos Gold, Inc. *	24,300	148,414
Alberta Clipper Energy, Inc. *	7,700	12,662
Alexco Resource Corp. *	4,800	9,426
Allen-Vanguard Corp. *	10,700	3,418
Altius Minerals Corp. *	5,900	30,103
Amerigo Resources, Ltd.	13,600	14,824
Anderson Energy, Ltd. *	15,700	36,585
Angiotech Pharmaceuticals, Inc. *	11,506	9,406
Antrim Energy, Inc. *	29,000	32,699
Anvil Mining, Ltd. *	16,851	71,885
Aquiline Resources, Inc. *	14,752	57,802
Astral Media, Inc.	16,600	498,039

The accompanying notes are an integral part of the financial statements.
212

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Atrium Innovations, Inc. *	3,859	$54,100
ATS Automation Tooling Systems, Inc. *	26,847	157,664
Augusta Resource Corp. *	17,300	60,633
Aurelian Resources, Inc. *	22,200	135,588
Aurizon Mines, Ltd. *	35,800	95,870
Aurora Energy Resources, Inc. *	9,500	13,211
Axia NetMedia Corp. *	10,300	19,550
Baffinland Iron Mines Corp. *	34,500	34,686
Baja Mining Corp. *	35,600	23,416
Ballard Power Systems, Inc. *	24,100	89,448
Bankers Petroleum, Ltd. *	42,780	114,160
Baytex Energy Trust	1,441	34,839
Bellus Health, Inc. *	2,400	2,097
Bioms Medical Corp. *	14,500	42,918
Bioteq Environmental Tech, Inc. *	11,500	23,773
Biovail Corp.	47,200	447,940
Birch Mountain Resources, Ltd. *	9,200	778
Birchcliff Energy, Ltd. *	26,038	224,843
BMTC Group, Inc., Class A	3,300	55,814
BNK Petroleum, Inc. *	12,834	8,855
Boralex, Inc., Class A *	8,900	71,752
Bow Valley Energy, Ltd. *	24,148	68,751
Breaker Energy, Ltd., Class A *	7,400	61,258
Breakwater Resources, Ltd. *	63,500	12,828
Calfrac Well Services, Ltd.	7,100	132,160
Calvalley Petroleums, Inc., Class A *	16,123	22,118
Canaccord Capital, Inc.	9,200	68,984
Canada Bread Company, Ltd.	2,760	142,636
Canadian Hydro Developers, Inc. *	36,000	139,704
Canadian Royalties, Inc. *	15,500	7,573
Canadian Superior Energy, Inc. *	32,900	81,612
Canadian Western Bank	17,866	334,405
Canam Group, Inc., Class A	14,900	102,203
Candax Energy, Inc. *	40,399	18,980
Canfor Corp. *	30,640	234,928
Cangene Corp. *	5,700	20,352
CanWest Global Communications Corp. *	13,650	29,371
Capstone Mining Corp. *	21,500	46,061
Cardiome Pharma Corp. *	18,800	138,847
Carpathian Gold, Inc. *	24,200	4,093
Cascades, Inc.	26,250	153,171
Catalyst Paper Corp. *	111,609	72,361
CCL Industries, Inc., Class B	8,800	243,928
CE Franklin, Ltd. *	2,114	12,951
Celestica, Inc. *	69,500	434,926
Celtic Exploration, Ltd. *	8,400	111,132
Central Sun Mining, Inc. *	890	510
Certicom Corp. *	7,300	9,260
Chariot Resources, Ltd. *	37,000	7,996
Clarke, Inc.	8,200	46,846
Claude Resources, Inc. *	35,700	14,760
Coalcorp Mining, Inc. *	9,785	12,688
Cogeco Cable, Inc.	6,000	224,665
COM DEV International, Ltd. *	8,800	26,047
Comaplex Minerals Corp. *	11,024	51,792
Compton Petroleum Corp. *	28,289	153,639

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Connacher Oil & Gas, Ltd. *	64,700	$167,183
Constellation Software, Inc.	2,700	68,499
Corby Distilleries, Ltd.	7,278	126,514
Corridor Resources, Inc. *	23,800	80,507
Corus Entertainment, Inc., Class B	27,826	475,598
Cott Corp. *	8,800	9,344
Crew Energy, Inc. *	18,026	169,378
Cryocath Technologies, Inc. *	6,200	47,946
Crystallex International Corp. *	33,500	26,756
Dalsa Corp.	5,400	40,135
Delphi Energy Corp. *	23,445	37,450
Denison Mines Corp. *	58,528	172,683
Descartes Systems Group, Inc. *	9,700	35,728
Divestco, Inc. *	1,500	1,832
Dorel Industries, Inc., Class B	8,800	268,734
Dundee Precious Metals, Inc. *	14,200	57,374
Dundee Wealth Management, Inc.	14,558	142,400
Eastern Platinum, Ltd. *	210,076	193,446
Eldorado Gold Corp. *	50,737	316,555
Emera, Inc.	8,800	175,049
Empire Company, Ltd.	5,300	212,548
Endeavour Silver Corp. *	7,800	15,904
Enghouse Systems, Ltd.	600	2,960
Entree Gold, Inc. *	7,400	9,943
Equinox Minerals, Ltd. *	98,091	232,266
Equitable Group, Inc.	4,200	75,259
Etruscan Resources, Inc. *	9,100	5,985
European Goldfields, Ltd. *	46,800	130,165
Evertz Technologies, Ltd.	8,000	113,658
Exco Technologies, Ltd.	2,900	4,905
Exfo Electro Optical Engineering, Inc. *	12,000	39,577
Farallon Resources, Ltd. *	48,500	17,317
First Calgary Petroleums, Ltd. *	88,325	280,515
First Nickel, Inc. *	30,500	3,152
Flint Energy Services, Ltd. *	11,896	120,162
FNX Mining Company, Inc. *	21,543	227,930
Forsys Metals Corp. *	9,500	44,008
Forzani Group, Ltd., Class A	9,822	96,905
Fronteer Development Group, Inc. *	12,700	36,516
Frontera Copper Corp. *	11,800	13,527
Galleon Energy, Inc., Class A *	18,800	165,521
Garda World Security Corp. *	7,300	12,347
Gennum Corp.	5,342	32,326
Gluskin Sheff & Associates, Inc.	3,300	47,907
Goldcorp, Inc.	3,826	120,319
Golden Star Resources, Ltd. *	73,800	110,951
Grande Cache Coal Corp. *	41,100	115,856
Great Basin Gold, Ltd. *	67,000	137,242
Great Canadian Gaming Corp. *	16,550	98,748
Grey Wolf Exploration, Inc. *	11,500	21,611
Greystar Resources, Ltd. *	7,400	9,943
Guyana Goldfields, Inc. *	8,900	24,168
Hanfeng Evergreen, Inc. *	11,800	71,072
Harry Winston Diamond Corp.	18,961	249,428
Heroux-Devtek, Inc. *	6,500	36,707
High River Gold Mines, Ltd. *	82,950	48,324

The accompanying notes are an integral part of the financial statements.
213

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Highpine Oil & Gas, Ltd. *	21,258	$169,585
Home Capital Group, Inc.	8,300	245,666
HudBay Minerals, Inc. *	45,556	300,068
Hydrogenics Corp. *	18,000	15,222
IAMGOLD Corp.	89,500	493,648
Imax Corp. *	1,200	7,104
Imperial Metals Corp. *	5,800	37,604
Indigo Books & Music, Inc. *	1,900	25,173
Intermap Technologies Corp., Class A *	4,400	11,121
International Forest Products, Ltd., Class A *	11,450	47,339
International Royalty Corp.	10,400	32,240
International Royalty Corp.	6,800	19,743
Intertape Polymer Group, Inc. *	8,100	22,072
Iteration Energy, Ltd. *	48,859	172,160
Ivanhoe Energy, Inc. *	56,500	78,041
Jean Coutu Group, Inc.	42,289	294,046
Jinshan Gold Mines, Inc. *	21,000	20,719
Kaboose, Inc. *	10,800	8,118
Kimber Resources, Inc. *	1,750	1,727
Kingsway Financial Services, Inc.	15,343	105,242
Kirkland Lake Gold, Inc. *	14,800	94,981
Labopharm, Inc. *	13,500	13,573
Lake Shore Gold, Corp. *	44,900	48,518
Laramide Resources, Ltd. *	11,100	16,062
Laurentian Bank of Canada	8,514	304,000
Le Chateau, Inc.	2,600	29,927
Leon's Furniture, Ltd.	15,626	172,227
Linamar Corp.	35,408	332,704
MacDonald Dettwiler & Associates, Ltd. *	8,482	172,390
Mahalo Energy, Ltd. *	12,900	14,545
Major Drilling Group International Company,
Inc. *	6,500	181,212
Maple Leaf Foods, Inc.	20,927	168,124
March Networks Corp. *	7,400	21,555
Martinrea International, Inc. *	19,893	113,648
Maxim Power Corp. *	7,700	32,848
MDC Partners, Inc. *	3,100	19,807
MDS, Inc. *	40,846	487,811
Mega Brands, Inc. *	4,900	11,464
Mega Uranium, Ltd. *	24,000	25,483
Methanex Corp.	29,200	572,065
Migao Corp. *	10,500	53,080
Miranda Technologies, Inc. *	2,285	13,419
Mosaid Technologies, Inc.	2,700	31,332
Neo Material Technologies, Inc. *	10,800	18,774
Norbord, Inc.	24,900	98,053
North American Palladium, Ltd. *	12,400	25,633
Northbridge Financial Corp.	7,700	211,628
Northgate Minerals Corp. *	83,805	111,819
Nova Chemicals Corp.	26,431	580,898
NuVista Energy, Ltd. *	22,073	259,255
Oncolytics Biotech, Inc. *	2,977	4,392
Open Text Corp. *	15,600	517,581
Orvana Minerals, Corp. *	36,980	20,154
Pan American Silver Corp. *	12,200	265,494
Paramount Resources, Ltd. *	10,900	116,246

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Pason Systems, Inc.	16,206	$199,482
Patheon, Inc. *	20,772	68,313
Petaquilla Minerals Company, Ltd. *	6,500	5,619
Petrolifera Petroleum, Ltd. *	6,850	21,691
Platinum Group Metals, Ltd. *	5,000	6,390
Points International, Ltd. *	26,300	14,333
Polymet Mining Corp. *	32,671	73,677
ProEx Energy, Ltd. *	13,200	165,085
ProspEx Resources, Ltd. *	7,735	14,609
Pulse Data, Inc.	6,282	14,757
Q9 Networks, Inc. *	3,000	46,371
QLT, Inc. *	27,400	89,596
Quadra Mining, Ltd. *	18,925	215,701
Quebecor World, Inc. *	15,400	1,302
Quebecor, Inc.	11,177	264,131
Quest Capital Corp.	39,200	53,777
Reitman's Canada, Ltd., Class A	14,800	208,598
Resin Systems, Inc. *	37,580	21,187
Resverlogix Corp. *	3,900	26,568
Richelieu Hardware, Ltd.	4,400	82,894
Ritchie Bros. Auctioneers, Inc.	12,900	309,091
Rock Energy, Inc. *	6,500	18,628
RONA, Inc. *	37,204	430,332
Rubicon Minerals Corp. *	22,600	32,915
Russel Metals, Inc.	19,485	421,099
Samuel Manu-Tech, Inc.	2,000	18,736
Savanna Energy Services Corp.	20,200	293,628
Scorpio Mining Corp. *	17,400	14,551
Semafo, Inc. *	46,900	50,238
ShawCor, Ltd., Class A	14,300	287,545
Shore Gold, Inc. *	62,100	64,186
Sierra Wireless, Inc. *	8,900	86,805
Silver Standard Resources, Inc. *	16,100	258,689
Silvercorp Metals, Inc.	38,500	112,868
Softchoice Corp.	2,800	18,654
Stantec, Inc. *	12,100	289,695
Starfield Resources, Inc. *	39,500	18,558
Stella-Jones, Inc.	2,800	71,168
Storm Exploration, Inc. *	10,700	139,650
Stornoway Diamond Corp. *	43,700	6,981
SunOpta, Inc. *	19,500	120,014
Suramina Resources, Inc. *	5,200	3,225
SXC Health Solutions Corp. *	3,400	53,001
Tanzanian Royalty Exploration Corp. *	18,000	48,203
Taseko Mines, Ltd. *	36,900	73,159
Teal Exploration & Mining, Inc. *	600	1,297
Tembec, Inc. *	5,188	12,187
The Churchill Corp. *	2,100	20,028
Theratechnologies, Inc. *	13,302	57,370
Thompson Creek Metals Company, Inc. *	30,700	284,428
Timminco, Ltd. *	11,200	153,648
TLC Vision Corp. *	12,400	9,321
Toromont Industries, Ltd.	19,800	490,419
Torstar Corp., Class B	17,700	191,261
Transat A.T., Inc., Class A	4,200	55,921
Transcontinental, Inc., Class A	22,800	283,219

The accompanying notes are an integral part of the financial statements.
214

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Transglobe Energy Corp. *	5,900	$18,572
Transition Therapeutics, Inc. *	5,100	26,405
Treasury Metals, Inc. *	2,921	576
Trican Well Service, Ltd. *	15,900	239,042
Tristar Oil & Gas, Ltd. *	30,100	438,950
Tundra Semiconductor Corp. *	3,200	11,276
Uex Corp. *	24,200	34,336
Uni-Select, Inc.	3,530	73,436
Uranium Participation Corp. *	21,800	126,591
Ur-Energy, Inc. *	8,500	5,185
Ur-Energy, Inc. *	14,400	9,066
UTS Energy Corp. *	115,600	137,949
Vecima Networks, Inc. *	2,779	12,403
Verenex Energy, Inc. *	6,500	49,471
Vero Energy, Inc. *	10,300	71,619
Viterra, Inc. *	34,300	327,772
Vitran Corp., Inc. *	600	8,011
Wesdome Gold Mines, Ltd. *	15,100	11,209
West Energy, Ltd. *	16,925	45,006
West Fraser Timber Company, Ltd.	12,400	406,517
Western Canadian Coal Corp. *	31,800	115,636
Western Financial Group, Inc.	10,200	29,615
Wi-LAN, Inc. *	17,000	23,322
Winpak, Ltd.	1,600	7,517
Xantrex Technology, Inc. *	9,900	139,349
Xceed Mortgage Corp.	1,800	1,827
Xtreme Coil Drilling Corp. *	3,452	22,705
YM Biosciences, Inc. *	11,000	4,858
Yukon-Nevada Gold Corp. *	38,750	4,915
Zarlink Semiconductor, Inc. *	36,500	17,491
ZCL Composites, Inc.	4,500	28,922

		28,371,517
Denmark - 0.85%
ALK-Abello A/S *	1,570	164,597
Alm. Brand Skadesforsikring A/S *	2,600	49,240
Amagerbanken A/S	3,625	58,787
Ambu A/S	1,600	22,298
Auriga Industries	3,700	94,171
Bang & Olufsen AS, Series B	2,200	82,894
Bavarian Nordic A/S *	950	25,040
Bonusbanken A/S	2,060	2,721
Capinordic A/S *	7,100	8,596
Dalhoff Larsen & Horneman A/S, Series B	4,600	39,480
Dantherm A/S	750	11,754
Det Ostasiatiske Kompagni AS	4,250	178,582
DFDS A/S	700	45,324
Fionia Bank A/S	1,700	25,792
Fluegger A/S, Series B	250	21,559
Forstaedernes Bank A/S	3,900	74,996
Greentech Energy Systems *	12,495	67,923
H&H International A/S	140	16,649
Harboes Bryggeri A/S	1,900	41,226
IC Companys A/S	3,050	53,928
Jeudan A/S	640	64,258
Lan & Spar Bank A/S	300	22,535
Mols-Linien A/S	1,005	19,418

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Denmark (continued)
NeuroSearch A/S *	4,400	$193,899
Ostjydsk Bank A/S	200	20,189
Parken Sport & Entertainment A/S *	450	96,226
PER Aarsleff A/S	550	51,889
Ringkjoebing Bank A/S	700	46,739
Ringkjoebing Landbobank A/S	1,350	149,089
Roskilde Bank A/S	473	535
Royal Unibrew A/S	1,225	81,304
Sanistal A/S, Series B	390	21,203
Satair A/S	950	33,756
Schouw & Company A/S, Series B	4,400	110,929
SimCorp A/S	1,370	159,788
Sjaelso Gruppen A/S	4,600	43,315
Solar Holdings A/S	1,350	89,470
Spar Nord Bank A/S	11,925	151,596
Sparbank Vest A/S	670	25,454
Thrane & Thrane A/S	775	36,349
TK Development A/S *	9,500	51,459
TopoTarget A/S *	18,000	32,248
Vestjysk Bank A/S	1,240	37,209

		2,624,414
Finland - 2.42%
Ahlstrom OYJ	6,957	126,637
Alma Media Oyj	17,424	200,219
Amer Sports Oyj, A Shares	22,292	270,334
Aspo Oyj	2,591	19,049
Atria PLC	869	14,617
BasWare Oyj	2,400	23,651
Cargotec Corp. Oyj, B Shares	11,137	227,509
Componenta Oyj	2,534	32,496
Comptel PLC	14,171	25,028
Cramo Oyj, Series B	4,921	46,665
Digia PLC	5,393	21,700
Elcoteq SE, A Shares *	8,397	37,029
Elektrobit Corp.	2,752	2,748
Elisa Oyj, Class A	40,074	786,354
Finnair Oyj	400	2,305
Finnlines Oyj	3,595	59,774
Fiskars Corp.	8,488	113,271
F-Secure Oyj	12,250	40,438
HK Ruokatalo Oyj, Series A	1,737	13,831
Huhtamaki Oyj	27,549	219,875
Ilkka-Yhtyma Oyj	2,768	40,091
KCI Konecranes Oyj	34,538	825,909
Kemira Oyj	18,723	221,725
Lannen Tehtaat Oyj	1,258	27,541
Lassila & Tikanoja Oyj	5,783	114,339
Lemminkainen Oyj	2,400	63,890
M-real Oyj, Series B	46,839	84,832
Nokian Renkaat Oyj	18,660	449,015
OKO Bank PLC, Series A	35,606	518,898
Olvi Oyj, Series A	1,500	40,122
Oriola-KD Oyj	21,708	61,184
Orion Oyj, Series A	7,836	135,177
Orion Oyj, Series B	23,787	403,005
Outotec Oyj	9,628	259,223

The accompanying notes are an integral part of the financial statements.
215

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Finland (continued)
PKC Group Oyj	4,137$	$38,850
Ponsse Oyj	2,149	25,963
Poyry Oyj	10,534	203,309
Raisio Oyj	33,581	75,054
Ramirent Oyj	19,272	121,094
Rapala VMC Oyj	6,519	34,006
SanomaWSOY Oyj	22,405	423,686
Scanfil Oyj	3,574	10,497
Stockmann Oyj Abp, Series A	515	13,066
Stockmann Oyj Abp, Series B	7,721	182,188
Talentum OYJ	10,938	39,014
Tecnomen Oyj	11,844	16,179
Teleste Oyj	2,450	13,662
Uponor Oyj	15,046	190,439
Vacon Oyj	2,360	89,705
Vaisala Oyj, Series A	2,245	75,852
YIT Oyj	35,208	367,653

		7,448,698
France - 5.12%
Alten SA *	4,110	119,194
Altran Technologies SA *	28,500	203,361
April Group SA	3,596	179,533
Archos SA *	918	6,849
Arkema	18,171	670,824
Assystem SA	4,374	60,167
Atos Origin SA	20,184	888,270
Audika SA	1,685	62,075
Bacou Dalloz SA	1,635	167,663
Beneteau SA	11,245	163,971
Boiron SA	1,711	45,566
Bonduelle SCA	1,293	105,216
Bongrain SA	2,182	142,290
Bourbon SA	12,068	600,849
Bull SA *	11,037	32,770
Canal Plus SA	17,822	156,951
Carbone Lorraine SA	3,353	158,099
Cegedim SA	323	23,736
Cegid SA	888	17,700
Club Mediterranee SA *	3,695	127,507
Compagnie Plastic Omnium SA	1,821	40,086
Delachaux SA	1,122	85,696
Electricite de Strasbourg SA	598	89,703
Esso SAF	774	112,414
Etablissements Maurel et Prom SA	23,351	373,140
Etam Developpement SA	1,766	38,276
Euler Hermes SA	4,009	282,275
Euro Disney SCA *	3,389	34,017
Faurecia SA *	1,280	37,011
Financiere Marc de Lacharriere SA (Fimalac)	3,507	215,931
Fleury Michon SA	660	24,746
Gaumont SA	468	35,682
Gemalto NV *	24,584	886,876
GFI Informatique SA	11,081	59,111
GL Events SA	3,057	74,352
Groupe Crit SA	1,865	39,767
Groupe Open SA	2,445	27,713

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

France (continued)
Groupe Steria SCA	5,581	$124,670
Guerbet SA	538	91,509
Guyenne & Gascogne SA	1,509	134,951
Havas SA	94,630	297,210
Infogrames Entertainment SA *	1,217	16,670
Ingenico SA	9,240	232,087
International Metal Service SA	4,492	78,070
Ipsos SA	6,628	195,182
Korian	2,818	81,171
Lafuma SA	374	10,598
Laurent-Perrier SA	1,029	130,030
Lectra SA *	4,540	25,063
Lisi SA	986	66,485
LVL Medical Groupe SA *	1,337	16,589
M6-Metropole Television	13,190	289,985
Maisons France Confort SA	1,467	36,991
Manitou BF SA	3,265	80,569
Manutan SA	1,190	71,771
Mr. Bricolage SA	1,756	25,738
Neopost SA	7,534	710,423
Nexans SA	7,554	672,001
Nexity SA	7,121	114,122
Norbert Dentressangle SA	972	79,229
NRJ Group	4,920	49,400
Oberthur Card Systems SA	8,964	80,765
Oeneo *	12,354	25,003
Orpea SA *	3,896	164,968
Parrot SA *	1,915	23,959
Penauille Polyservices SA	26,481	117,292
Pierre & Vacances SA	1,373	92,816
Pinguely-Haulotte SA	4,594	58,268
Radiall SA	349	33,158
Rallye SA	4,593	134,653
Remy Cointreau SA	5,512	259,942
Rexel SA	9,147	128,477
Rhodia SA	6,574	102,730
Robertet SA	257	32,562
Rubis SA	2,050	145,311
Saft Groupe SA *	2,396	94,883
Samse SA	120	9,685
SCOR SE	7,560	147,003
SEB SA	5,955	264,676
Sechilienne-Sidec SA	3,692	211,281
SeLoger.com *	1,811	33,459
Silicon-On-Insulator Technologies SA *	19,442	105,491
Societe BIC SA	7,246	376,452
Societe des Bains de Mer & du Cercle des
Etrangers a Monaco	88	77,491
Somfy SA	474	90,994
Sopra Group SA	1,899	113,803
Spir Communication SA	492	16,369
SR Teleperformance SA	13,362	372,714
Stallergenes SA	2,288	144,889
Stef-TFE Group	1,818	102,540
Sucriere de Pithiviers-Le-Vieil SA	56	39,161
Synergie SA	1,257	28,613

The accompanying notes are an integral part of the financial statements.
216

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

France (continued)
Theolia SA *	6,555	$70,199
Toupargel-Agrigel SA	862	17,344
Trigano SA	2,742	27,539
UbiSoft Entertainment SA *	5,864	407,931
Union Financiere de France Banque SA	1,436	58,272
Valeo SA	21,632	654,622
Viel & Compagnie SA	6,946	36,272
Vilmorin & Compagnie SA	901	118,655
Virbac SA	1,341	103,036
VM Materiaux SA	342	19,295
Vranken-Pommery Monopole Group	604	35,440
Zodiac SA	11,913	568,143

		15,766,057
Germany - 6.12%
Aareal Bank AG	10,691	123,153
Adlink Internet Media AG *	2,787	25,562
ADVA AG Optical Networking *	13,517	34,632
Aixtron AG	21,472	126,133
Altana AG	21,530	319,011
Amadeus Fire AG	1,357	23,788
Augusta Technologie AG *	1,299	25,214
Baader Wertpapierhandelsbank AG	7,224	24,398
Balda AG *	8,571	8,032
Bauer AG	2,268	113,989
Bechtle AG	3,618	75,337
Bilfinger Berger AG	11,905	620,085
Biotest AG	1,095	74,167
Boewe Systec AG	415	8,209
Borussia Dortmund GMBH & Company KGAA *	14,361	29,315
Carl Zeiss Meditec AG	9,621	138,568
Cenit AG	2,857	15,737
Centrotec Sustainable AG *	1,900	30,492
Comdirect Bank AG	13,892	103,346
Conergy AG *	5,714	50,266
CropEnergies AG *	3,624	13,004
CTS Eventim AG	4,424	161,295
Curanum AG	4,385	16,808
DAB Bank AG	8,980	44,929
Data Modul AG	518	8,864
Demag Cranes AG	5,559	220,038
Deutsche Wohnen AG *	2,312	29,035
Deutz AG	21,365	120,184
Douglas Holding AG	10,374	472,453
Drillisch AG	10,921	26,931
Duerr AG	3,024	83,250
DVB Bank AG	6,310	231,373
Elexis AG	1,469	27,742
Elmos Semiconductor AG *	1,293	7,755
ElringKlinger AG	6,006	114,657
EM. Sport Media AG *	13,978	48,719
Epcos AG	21,428	541,704
Escada AG *	2,952	34,519
Evotec AG *	8,820	13,260
Fielmann AG	3,133	219,680
FJA AG *	1,773	5,396
Freenet AG *	23,402	212,226

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Germany (continued)
Fuchs Petrolub AG	1,423	$98,949
Gerresheimer AG	7,703	350,180
Gerry Weber International AG	1,916	43,114
Gesco AG	643	38,132
Get Nice Holdings, Ltd.	502,000	14,134
GFK AG	3,609	110,714
Gildemeister AG	10,752	181,584
GPC Biotech AG *	6,031	7,410
Grammer AG	2,633	45,221
Grenkeleasing AG	2,175	66,635
Hawesko Holding AG	1,452	43,099
Heidelberger Druckmaschinen AG	21,035	331,359
IDS Scheer AG	5,715	57,073
Indus Holding AG	3,769	89,057
Interseroh AG	993	64,664
Intershop Communications AG *	9,147	20,778
IWKA AG	5,877	144,077
Jenoptik AG *	10,554	64,171
KIZOO AG	3,675	39,256
Kloeckner & Company SE	12,664	290,704
Kontron AG	10,995	112,909
Krones AG	4,857	241,539
KWS Saat AG	1,154	151,431
Lanxess AG	26,628	733,339
Leoni AG	9,794	296,121
Loewe AG	1,751	23,891
Manz Automation AG *	524	89,321
MasterFlex AG	1,223	17,553
Medigene AG *	9,888	77,081
Medion AG	5,909	66,813
MLP AG	14,199	262,481
Mologen AG *	1,243	10,867
Morphosys AG *	1,362	83,284
MTU Aero Engines Holding AG	14,595	402,236
Muehlbauer Holding AG & Co KGaA	156	4,656
MVV Energie AG	7,277	342,138
Nemetschek AG	1,480	25,565
Norddeutsche Affinerie AG	13,504	570,756
Nordex AG *	8,124	222,508
OHB Technology AG	1,633	17,012
PC-Ware AG	1,879	40,599
Pfeiffer Vacuum Technology AG	1,671	134,097
Pfleiderer AG	13,560	164,240
Plambeck Neue Energien AG *	8,528	19,269
Praktiker Bau- und Heimwerkermaerkte AG	18,642	172,799
Premiere AG *	31,273	418,602
PVA TePla AG *	3,190	23,347
Qiagen AG *	50,645	1,000,807
QSC AG *	15,992	29,861
R. Stahl AG	533	19,954
Rational AG	961	151,370
Renk AG	935	81,200
REpower Systems AG *	1,685	490,043
Rheinmetall AG	11,522	620,127
Rhoen-Klinikum AG	21,973	641,916
Roth & Rau AG *	1,740	60,944

The accompanying notes are an integral part of the financial statements.
217

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Germany (continued)
Sartorius AG	2,096	$48,687
Schlott Gruppe AG	354	5,178
SGL Carbon AG *	18,191	707,112
Singulus Technologies AG *	10,095	72,497
Sixt AG	2,483	53,574
Software AG	5,989	341,796
Solar Millennium AG *	2,817	86,675
Solon AG Fuer Solartechnik *	1,880	80,446
Stada Arzneimittel AG	16,451	658,909
Stratec Biomedical Systems AG	1,671	37,029
Suedzucker AG	22,334	324,942
Suess MicroTec AG *	2,259	10,879
Symrise AG	30,578	519,155
Takkt AG	8,363	116,788
Technotrans AG	1,646	14,393
Telegate AG	2,121	29,859
Utimaco Safeware AG	3,229	66,845
Versatel AG *	6,433	108,806
Vivacon AG	3,031	29,156
Vossloh AG	2,794	289,591
Wacker Construction Equipment AG	3,587	34,240
Washtec AG *	2,025	25,934
Wincor Nixdorf AG	7,565	445,487
Wire Card AG *	19,465	143,835
WMF Wuerttembergische
Metallwarenfabrik AG	1,601	56,039

		18,852,095
Greece - 1.82%
Agricultural Bank of Greece	71,758	207,914
Alapis Holding Industrial & Commercial SA	212,352	450,962
Alfa-Beta Vassilopoulos SA	804	32,402
Anek Lines SA	37,603	88,843
Aspis Bank SA	10,322	18,474
Astir Palace Hotel SA *	5,170	28,822
Athens Medical Center SA	8,110	17,739
Athens Stock Exchange SA (ASE)	24,158	280,711
Athens Water Supply and Sewage Company
SA	11,667	153,825
Autohellas SA	3,896	10,387
Bank of Attica SA	6,241	28,039
Bank of Greece SA	5,401	435,322
Biossol SA *	37,279	18,852
Bioter SA *	28,528	14,392
C. Rokas SA	1,840	41,867
Commercial Bank of Greece SA *	9,723	126,338
Diagnostic & Therapeutic Center of Athens
Hygeia SA	19,334	82,178
Duty Free Shops	3,389	45,105
Euromedica SA	3,622	23,133
Forthnet SA *	14,896	34,238
Fourlis SA	12,465	240,595
Frigoglass SA	6,090	106,683
GEK Group of Companies SA	8,755	54,053
Geniki Bank SA *	13,566	55,276
Greek Postal Savings Bank	22,391	231,757
Halcor SA	9,000	16,512

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Greece (continued)
Hellenic Technodomiki Tev SA	37,663	$372,465
Heracles General Cement SA	4,800	68,645
Iaso SA	14,701	124,427
Inform P Lykos SA	7,817	29,695
Intracom Holdings SA *	26,470	58,581
Intracom SA Technical & Steel Constructions	42,136	31,907
J&P-Avax SA	12,630	56,476
Lambrakis Press SA	6,054	23,810
Loulis Mills SA *	9,563	38,882
Maritime Company of Lesvos SA *	43,064	29,100
Metka SA	7,871	105,697
Michaniki SA	11,010	36,114
Minoan Lines Shipping SA	16,950	107,541
Motodynamic SA	320	1,122
Motor Oil Hellas Corinth Refineries SA	12,877	196,492
Mytilineos Holdings SA	27,192	218,178
Nireus Aquaculture SA	11,042	17,099
Piraeus Port Authority	2,268	44,875
Proton Bank SA	11,800	92,421
S&B Industrial Minerals SA	3,520	43,426
Sarantis SA	3,860	43,347
Sfakianakis SA	3,856	16,472
Sidenor Steel Products Manufacturing
Company SA	7,753	56,643
Singularlogic SA *	10,294	36,922
Teletypos SA Mega Channel	7,598	61,834
Terna SA	6,510	38,166
Thessaloniki Port Authority SA	418	11,019
Titan Cement Company SA	18,009	594,767
Viohalco SA	28,977	208,330

		5,608,872
Hong Kong - 1.82%
Alco Holdings, Ltd.	86,000	13,422
Allied Group, Ltd.	32,000	56,733
Allied Properties HK, Ltd.	442,000	57,417
Asia Financial Holdings, Ltd.	78,000	23,457
Asia Standard Hotel Group, Ltd.	3,610,000	18,895
Asia Standard International Group, Ltd.	2,016,000	18,392
Asian Union New Media Group, Ltd. *	2,450,000	15,505
Associated International Hotels *	46,000	86,157
Burwill Holdings, Ltd. * (a)	1,114,400	21,634
C C Land Holdings, Ltd.	286,000	62,479
C Y Foundation Group, Ltd. *	770,000	13,030
Cafe de Coral Holdings, Ltd.	76,000	132,512
Capital Estate, Ltd. *	3,465,000	13,962
Capital Strategic Investment, Ltd.	1,110,000	20,062
Century City International Holdings, Ltd. (a)	3,496,000	18,839
Champion Technology Holdings, Ltd.	323,552	27,343
Chen Hsong Holdings, Ltd.	56,000	14,182
Cheuk Nang Holdings, Ltd.	39,332	8,611
Chevalier International Holdings, Ltd.	32,000	23,244
China Grand Forestry Resources Group, Ltd. *	1,512,000	77,612
China Infrastructure Investment, Ltd. *	844,000	16,274
China Metal International Holdings, Inc.	114,000	16,340
China Renji Medical Group, Ltd. *	3,286,000	15,888
China Sci-Tech Holdings, Ltd. *	2,576,000	13,475

The accompanying notes are an integral part of the financial statements.
218

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
China Seven Star Shopping, Ltd. *	310,000	$2,215
China Solar Energy Holdings, Ltd. *	550,000	7,508
China Timber Resources Group, Ltd.	2,300,000	16,019
China Yunnan Tin Minerals Group Company,
Ltd. *	380,000	7,569
China Zenith Chemical Group, Ltd. *	590,000	27,705
Chinese People Gas Holdings Company, Ltd. *	348,000	7,571
Chong Hing Bank, Ltd.	80,000	144,684
Chow Sang Sang Holdings, Ltd.	62,000	35,676
Chuang's China Investments, Ltd.	371,000	10,026
Chuang's Consortium International, Ltd.	248,000	16,855
Chung Tai Printing Holdings, Ltd.	1,300,000	16,976
Coastal Greenland, Ltd. *	200,000	6,838
COL Capital, Ltd.	10,000	1,568
Coslight Technology International Group, Ltd.	76,000	34,992
Cross-Harbour Holdings, Ltd.	49,000	39,757
Daphne International Holdings, Ltd.	244,000	107,227
Dickson Concepts International, Ltd.	39,000	13,056
DVN Holdings Company, Ltd.	112,000	5,141
EcoGreen Fine Chemicals Group, Ltd.	6,000	933
EganaGoldpfeil Holdings, Ltd. *	103,373	8,787
Emperor Capital Group, Ltd.	28,400	1,042
Emperor Entertainment Hotel, Ltd.	175,000	15,209
Emperor International Holdings, Ltd.	344,000	69,427
eSun Holdings, Ltd. *	150,000	17,934
Extrawell Pharmaceutical Holdings, Ltd. *	130,000	32,982
Far East Consortium International, Ltd.	414,188	81,456
First Sign International Holdings, Ltd.	136,000	29,507
Fong's Industries Company, Ltd.	62,000	13,015
Fountain Set Holdings, Ltd.	118,000	9,547
Fubon Bank, Ltd.	68,000	26,734
Fushan International Energy Group, Ltd. *	300,000	115,812
Genesis Energy Holdings, Ltd. *	980,000	15,390
Giordano International, Ltd.	386,000	134,816
Global Green Tech Group, Ltd. *	204,000	16,838
Glorious Sun Enterprises, Ltd.	86,000	35,976
Golden Resorts Group, Ltd.	830,000	11,317
Goldlion Holdings, Ltd.	70,000	11,526
Hang Fung Gold Technology, Ltd.	90,000	7,670
Hanny Holdings, Ltd.	1,640,000	5,579
Heng Tai Consumables Group, Ltd. *	205,000	17,922
Hi Sun Technology China, Ltd. *	411,000	60,112
HKR International, Ltd.	232,000	86,142
Hon Kwok Land Investment Company, Ltd.	94,000	22,747
Hongkong Chinese, Ltd.	324,000	27,832
Hung Hing Printing Group, Ltd.	50,000	11,069
Hutchison Harbour Ring, Ltd.	940,000	76,692
I.T., Ltd.	112,000	13,599
i-Cable Communications, Ltd.	182,000	23,256
Imagi International Holdings, Ltd. *	170,000	7,447
Integrated Distribution Services Group, Ltd.	45,000	59,466
Interchina Holdings Company *	3,585,000	10,797
International Luk Fook Holdings, Ltd.	60,000	21,085
ITC Corp., Ltd.	678,559	9,198
ITC Properties Group, Ltd. *	3,680,000	28,530
Jinhui Holdings, Ltd.	33,000	8,423

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
K Wah International Holdings, Ltd.	511,344	$113,260
Kantone Holdings, Ltd.	588,731	39,578
Karl Thomson Holdings, Ltd. *	92,000	11,905
Keck Seng Investments, Ltd.	61,000	25,547
Lai Fung Holdings, Ltd.	666,000	9,513
Lai Sun Development Company, Ltd. *	2,324,000	17,372
Liu Chong Hing Investment, Ltd.	60,000	46,599
Luks Group Vietnam Holdings Company, Ltd.	44,000	16,866
Lung Kee Holdings, Ltd.	78,000	32,217
Macau Success, Ltd. *	268,000	21,481
Matsunichi Communication Holdings, Ltd. *	105,000	66,845
Media Chinese International, Ltd.	110,000	24,083
Melco International Development	196,000	55,521
Midland Holdings, Ltd.	178,000	56,276
Miramar Hotel & Investment Company, Ltd.	11,000	12,044
Nam Tai Electronic & Electrical Products, Ltd.	99,000	10,937
Nan Hai Corp., Ltd. * (a)	11,650,000	77,391
Natural Beauty Bio-Technology, Ltd.	90,000	19,278
Next Media, Ltd.	138,000	33,721
Norstar Founders Group, Ltd.	244,000	42,706
Oriental Press Group, Ltd.	208,000	24,331
Oriental Watch Holdings, Ltd.	128,000	36,158
Pacific Andes International Holdings, Ltd. (a)	290,384	32,907
Pacific Century Premium Developments, Ltd. *	375,000	116,819
Paliburg Holdings, Ltd.	1,242,000	18,619
Peace Mark Holdings, Ltd.	164,000	0
Pico Far East Holdings, Ltd.	192,000	16,319
Playmates Holdings, Ltd.	31,800	9,051
Ports Design, Ltd.	55,000	100,735
Public Financial Holdings, Ltd.	98,000	50,582
PYI Corp., Ltd.	316,075	16,347
Qin Jia Yuan Media Services Company, Ltd.	62,000	20,619
Regal Hotels International Holdings, Ltd.	1,970,000	56,209
Road King Infrastructure, Ltd.	99,000	57,579
Sa Sa International Holdings, Ltd.	116,000	34,561
SEA Holdings, Ltd.	96,000	46,981
Shanghai Zendai Property, Ltd. *	700,000	11,015
Shaw Brothers Hong Kong, Ltd.	39,000	56,542
Shell Electric Manufacturing Company, Ltd.	58,000	18,006
Shui On Construction & Materials, Ltd.	32,000	38,708
Singamas Container Holdings, Ltd.	60,000	9,203
Sino Biopharmaceutical, Ltd.	180,000	24,012
Sino-I Technology, Ltd. *	2,960,000	22,347
Skyfame Realty Holdings, Ltd. *	216,000	10,501
Smartone Telecommunications Holdings, Ltd.	83,500	60,691
Solomon Systech International, Ltd.	890,000	19,951
Sun Hung Kai & Company, Ltd.	233,000	106,218
Superb Summit International Timber
Company, Ltd. *	2,330,000	21,229
Symphony Holdings, Ltd.	476,000	14,587
Tack Fat Group International, Ltd. *	272,000	14,012
TAI Cheung Holdings, Ltd.	81,000	33,002
Tai Fook Securities Group, Ltd.	94,252	19,836
TAK Sing Alliance Holdings, Ltd.	126,000	12,378
TCC International Holdings, Ltd. *	132,353	27,194
Techtronic Industries Company, Ltd.	329,500	302,725

The accompanying notes are an integral part of the financial statements.
219

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Texwinca Holdings, Ltd.	218,000	$180,585
Tian An China Investment, Ltd.	228,800	86,006
Titan Petrochemicals Group, Ltd. *	620,000	9,065
Truly International Holdings, Ltd.	64,000	52,077
Upbest Group, Ltd.	158,000	12,367
Varitronix International, Ltd.	68,000	27,591
Vedan International Holdings, Ltd.	200,000	9,868
Victory City International Holdings, Ltd. (a)	140,666	29,456
Vitasoy International Holdings, Ltd.	176,000	77,026
Vongroup, Ltd. *	210,000	3,307
VST Holdings Company, Ltd. *	176,000	18,036
VTech Holdings, Ltd.	41,000	239,802
Wai Kee Holdings, Ltd.	138,000	17,582
Wing On Company International, Ltd.	36,000	50,312
Wonson International Holdings, Ltd. *	1,800,000	11,105
Xinyi Glass Holdings Company, Ltd.	208,000	85,086
Yanion International Holdings, Ltd. *	188,000	4,361
Yip's Chemical Holdings, Ltd.	84,000	35,947
Yugang International, Ltd.	1,366,000	8,914

		5,584,269
Ireland - 1.37%
AER Lingus Group PLC *	67,729	135,930
Aryzta AG *	19,544	762,120
C&C Group PLC - London Exchange	87,665	225,422
DCC PLC	27,017	520,761
Dragon Oil PLC *	38,971	122,144
Dragon Oil PLC *	28,319	89,545
FBD Holdings PLC - London Exchange	5,182	79,491
FBD Holdings PLC	2,085	34,369
Fyffes PLC	85,978	38,733
Glanbia PLC	37,999	208,096
Greencore Group PLC	43,208	108,632
IFG Group PLC	10,000	17,825
Independent News & Media PLC - London
Exchange	125,664	207,896
Independent News & Media PLC	27,385	44,730
Irish Continental Group PLC *	6,023	143,578
Irish Life & Permanent PLC - London
Exchange	86,664	608,326
Kingspan Group PLC - London Exchange	30,164	272,522
McInerney Holdings PLC	17,625	9,337
Paddy Power PLC - London Exchange	6,281	111,090
Paddy Power PLC	6,582	114,515
United Drug PLC	67,593	359,505

		4,214,567
Italy - 3.32%
Acea SpA	7,778	111,396
Acegas-APS SpA	3,244	23,712
Actelios SpA	11,733	87,788
Aedes SpA *	7,571	6,317
Amplifon SpA	29,013	74,478
Ansaldo STS SpA	17,177	243,677
AS Roma SpA *	21,754	22,189
Astaldi SpA	12,792	86,440
Autogrill SpA (a)	28,675	325,582
Azimut Holding SpA *	30,113	209,318

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Italy (continued)
Banca Finnat Euramerica SpA	15,158	$14,580
Banca Generali SpA	9,412	55,747
Banca IFIS SpA	2,977	31,047
Banca Intermobiliare SpA	11,595	58,954
Banca Italease *	28,901	184,551
Banca Popolare dell'Etruria e del Lazio	19,544	153,864
Banca Profilo SpA	25,537	35,816
Banco di Desio e della Brianza SpA	16,649	114,263
Benetton Group SpA	19,978	186,372
Biesse SpA	2,824	24,286
Bonifica Ferraresi e Imprese Agricole SpA	374	15,899
Brembo SpA	8,798	86,153
Bulgari SpA	37,661	337,119
Caltagirone Editore SpA	9,271	40,646
Caltagirone SpA	14,027	75,235
Carraro SpA	4,098	23,001
Cementir SpA	21,620	103,169
CIR-Compagnie Industriali Riunite SpA	126,158	218,692
Class Editori SpA	12,342	13,259
Credito Artigiano SpA	24,494	78,646
Credito Bergamasco SpA *	4,117	149,014
Credito Emiliano SpA	26,107	223,337
Danieli & Company SpA	4,360	95,978
Davide Campari Milano SpA	41,877	341,743
De Longhi SpA	20,127	66,543
Digital Multimedia Technologies SpA *	2,000	43,599
ERG SpA	18,359	304,626
Ergo Previdenza SpA	6,070	37,720
Esprinet SpA	2,798	12,280
Fiera Milano SpA *	3,657	30,119
Gemina SpA *	367,706	375,745
Gewiss SpA	11,538	60,638
GranitiFiandre SpA	1,133	9,589
Gruppo Beghelli SpA	32,158	27,336
Gruppo Coin SpA *	8,425	28,636
Gruppo Editoriale L'Espresso SpA	55,891	119,793
Hera SpA	150,642	415,919
Immsi SpA	62,334	76,892
Impregilo SpA *	80,454	310,646
Indesit Company SpA	10,458	111,118
Industria Macchine Automatiche SpA	5,726	112,933
Intek SpA	44,100	32,489
Interpump SpA	14,112	92,564
Iride SpA	115,156	254,189
Italmobiliare SpA	2,645	141,091
Juventus Football Club SpA *	4,630	5,864
KME Group SpA (a)	19,840	18,764
Mariella Burani SpA	3,029	58,926
Marr SpA	13,000	92,086
Mediolanum SpA	70,610	323,455
Meliorbanca SpA	18,050	71,983
Milano Assicurazioni SpA	63,803	282,717
Mirato SpA	2,533	25,047
Mondadori (Arnoldo) Editore SpA	32,518	164,315
Nice SpA	8,489	36,420
Permasteelisa SpA	4,548	72,550

The accompanying notes are an integral part of the financial statements.
220

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Italy (continued)
Piccolo Credito Valtellinese Scrl	61,608	$513,892
Pirelli & C Real Estate SpA	5,361	68,784
Premafin Finanziaria SpA	44,530	81,167
Recordati SpA	28,379	175,226
Reno de Medici SpA *	57,383	17,682
Risanamento SpA *	20,386	24,543
Sabaf SpA	1,000	24,762
SAES Getters SpA	2,698	45,356
Safilo Group SpA	56,264	78,778
Save SpA (a)	3,100	29,229
Snia SPA *	65,590	32,360
Societa' Cattolica di Assicurazioni S.c.r.l.	15,421	715,680
Societa Partecipazioni Finanziarie SpA *	42,415	15,045
Socotherm SpA * (a)	2,568	10,169
Sogefi SpA	12,908	37,536
Sol SpA	7,134	37,126
Sorin SpA *	61,757	64,593
Telecom Italia Media SpA *	181,160	25,944
Tiscali SpA *	81,285	137,483
Tod's SpA	3,239	162,981
Trevi Finanziaria SpA	8,245	136,890
Vianini Lavori SpA	5,861	57,848
Vittoria Assicurazioni SpA	3,029	45,158

		10,207,092
Japan - 24.14%
Abilit Corp.	3,100	4,868
Achilles Corp.	49,000	64,049
Adeka Corp.	27,700	175,115
Aderans Company, Ltd.	8,500	135,108
Advan Company, Ltd.	6,500	35,498
Aeon Delight Company, Ltd.	3,400	78,323
Aeon Fantasy Company, Ltd.	5,480	42,494
Ahresty Corp.	6,000	52,863
AI Holdings Corp.	12,500	40,976
Aica Kogyo Company, Ltd.	15,600	122,013
Aichi Bank, Ltd.	2,600	180,139
Aichi Corp.	10,900	43,008
Aichi Machine Industry Company, Ltd.	16,000	36,067
Aichi Steel Corp.	35,000	143,478
Aida Engineering, Ltd.	17,000	70,491
Aigan Company, Ltd.	4,800	26,612
Aiphone Company, Ltd.	5,500	95,930
Airport Facilities Company, Ltd.	13,100	64,677
Aisan Industry Company, Ltd.	9,600	57,947
Akebono Brake Industry Company, Ltd. (a)	15,000	89,291
Akindo Sushiro Company, Ltd.	1,800	54,482
Akita Bank, Ltd.	55,000	210,505
Allied Telesis Holdings KK *	58,000	26,564
Aloka Company, Ltd.	5,000	49,882
Alpha Corp.	1,000	7,063
Alpha Systems, Inc.	2,700	55,068
Alpine Electronics, Inc.	13,500	129,592
Alps Logistics Company, Ltd.	2,000	19,493
Altech Corp. *	3,600	33,710
Amano Corp.	19,200	153,877
Amiyaki Tei Co Ltd *	16	22,212

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Amuse, Inc.	2,200	$29,427
Ando Corp.	14,000	19,999
Anest Iwata Corp.	7,000	24,563
Anritsu Corp.	23,000	63,724
AOC Holdings, Inc.	9,600	75,614
AOI Electronic Company, Ltd.	1,700	14,475
AOKI Holdings, Inc.	6,700	68,250
Aomori Bank, Ltd.	42,000	159,110
Aoyama Trading Company, Ltd.	17,500	233,836
Arakawa Chemical Industries, Ltd.	3,500	31,732
Araya Industrial Company, Ltd.	14,000	31,039
Arealink Company, Ltd.	105	4,501
Ariake Japan Company, Ltd.	5,500	90,352
Arisawa Manufacturing Company, Ltd.	11,500	56,944
Aronkasei Company, Ltd.	7,000	23,918
Art Corp. (a)	2,000	20,253
As One Corp.	3,100	62,856
Asahi Diamond Industrial Company, Ltd.	14,000	81,410
Asahi Kogyosha Company, Ltd.	12,000	44,030
Asahi Organic Chemicals
Industry Company, Ltd.	20,000	53,651
Asahi Pretec Corp.	5,400	105,317
Asahi Tec Corp. *	75,000	35,705
Asanuma Corp.	21,000	15,869
ASATSU-DK, Inc.	7,900	225,025
Ashimori Industry Company, Ltd.	12,000	21,012
Asia Securities Printing Company, Ltd.	5,200	36,311
ASKA Pharmaceutical Company, Ltd.	5,000	38,629
Asunaro Aoki Construction Company, Ltd.	10,000	43,197
Atsugi Company, Ltd.	58,000	64,605
Autobacs Seven Company, Ltd.	9,200	229,954
Avex Group Holdings, Inc.	6,800	60,330
Awa Bank, Ltd.	61,000	352,762
Azel Corp.	14,000	4,711
Bando Chemical Industries, Ltd.	20,000	55,224
Bank of Ikeda, Ltd.	4,800	192,109
Bank of Iwate, Ltd.	4,300	255,860
Bank of Nagoya, Ltd.	45,594	251,753
Bank of Okinawa, Ltd.	5,000	176,083
Bank of Saga, Ltd.	50,000	144,642
Bank of the Ryukyus, Ltd.	10,600	89,946
Belluna Company, Ltd.	7,000	31,562
Best Denki Company, Ltd. (a)	18,500	70,025
Bookoff Corp.	2,000	13,158
BSL Corp. * (a)	23,000	2,874
Bunka Shutter Company, Ltd.	17,000	53,490
C.I. Kasei Company, Ltd.	8,000	18,624
CAC Corp.	3,400	30,081
Calsonic Kansei Corp.	44,000	126,186
Canon Electronics, Inc.	4,400	71,101
Canon Finetech, Inc.	7,000	73,657
Catena Corp	8,500	19,385
Cawachi, Ltd.	5,000	94,757
Central Finance Company, Ltd.	23,000	46,415
Central Glass Company, Ltd.	50,000	166,940
Century Leasing System, Inc.	8,000	69,558

The accompanying notes are an integral part of the financial statements.
221

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
CFS Corp.	6,000	$36,967
Chiba Kogyo Bank, Ltd. *	10,200	116,301
Chino Corp.	10,000	24,900
Chiyoda Company, Ltd.	6,400	87,354
Chofu Seisakusho Company, Ltd.	6,400	125,887
Chori Company, Ltd. *	34,000	33,192
Chubu Shiryo Company, Ltd.	6,000	39,326
Chudenko Corp.	7,600	114,233
Chuetsu Pulp & Paper Company, Ltd.	15,000	25,246
Chugai Mining Company, Ltd.	34,900	11,834
Chugai Ro Company, Ltd.	19,000	92,633
Chugoku Marine Paints, Ltd.	13,000	77,342
Chukyo Bank, Ltd.	38,000	103,853
Chuo Denki Kogyo Company, Ltd.	5,000	41,643
Chuo Spring Company, Ltd.	13,000	43,494
Circle K Sunkus Company, Ltd.	12,500	207,206
CKD Corp.	22,100	96,185
Clarion Company, Ltd.	46,000	64,472
Cleanup Corp.	7,200	28,100
CMK Corp.	13,400	84,641
Coca-Cola Central Japan Company, Ltd.	12	71,193
cocokara fine HOLDINGS, Inc. *	1,540	19,072
Colowide Company, Ltd.	14,000	69,352
Columbia Music Entertainment, Inc. *	27,000	12,951
Commuture Corp.	11,000	59,279
Computer Engineering & Consulting, Ltd.	2,900	24,622
COMSYS Holdings Corp.	32,000	275,794
Corona Corp.	7,000	73,306
Cosel Company, Ltd.	5,800	51,513
Creed Corp. (a)	33	26,008
Cross Plus, Inc.	1,000	9,302
CSK Corp.	10,151	148,342
CTI Engineering Company, Ltd.	2,700	15,685
Culture Convenience Club Company, Ltd.	25,700	193,298
Cybozu, Inc.	50	11,831
D.G. Roland Corp.	3,000	55,248
Dai Nippon Toryo Company, Ltd.	22,000	23,367
Dai-Dan Company, Ltd.	10,000	53,589
Daido Kogyo Company, Ltd.	16,000	29,438
Daido Metal Company, Ltd. (a)	8,000	26,310
Daidoh, Ltd.	7,600	74,878
Daiei, Inc. *	8,150	43,544
Daifuku Company, Ltd.	20,000	126,093
Daihen Corp.	30,000	107,250
Daiho Corp.	13,000	8,746
Daiichi Jitsugyo Company, Ltd.	16,000	53,712
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	400	6,303
Dai-Ichi Kogyo Seiyaku Company, Ltd. *	8,000	15,267
Daiken Corp.	34,000	61,353
Daiki Aluminium Industry Company, Ltd.	7,000	17,671
Daiko Clearing Services Corp.	3,000	20,297
Daikoku Denki Company, Ltd.	5,400	60,895
Daikyo, Inc.	66,144	102,460
Daimei Telecom Engineering Corp.	12,000	97,401
Dainichi Company, Ltd.	3,800	19,834

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	16,000	$48,030
Dainippon Screen Manufacturing
Company, Ltd.	56,000	181,337
Daio Paper Corp.	25,000	210,338
Daisan Bank, Ltd.	38,000	127,151
Daiseki Company, Ltd.	5,699	152,079
Daiso Company, Ltd.	20,000	50,585
Daisyo Corp.	3,900	40,250
Daito Bank, Ltd.	20,000	15,020
Daiwa Industries, Ltd.	12,000	35,142
Daiwa Seiko, Inc.	17,000	21,660
Daiwabo Company, Ltd.	36,000	92,447
Daiwabo Information System Company, Ltd.	4,500	101,953
DC Company, Ltd.	9,000	25,531
DCM Japan Holdings Company, Ltd.	19,500	137,382
Denki Kogyo Company, Ltd.	15,000	84,412
Denyo Company, Ltd.	6,700	43,827
Descente, Ltd.	16,000	91,607
Disco Corp.	2,000	58,699
Don Quijote Company, Ltd.	10,000	178,859
Doshisha Company, Ltd.	2,200	29,354
Doutor Nichires Holdings Company, Ltd.	6,893	103,518
DTS Corp.	4,800	50,086
Dwango Company, Ltd.	30	43,090
Dydo Drinco, Inc.	3,600	81,026
E-Access, Ltd.	290	162,546
Eagle Industry Company, Ltd.	8,000	34,328
Ebara Corp.	106,000	280,180
EDION Corp.	23,800	160,614
Ehime Bank, Ltd.	42,000	117,289
Eighteenth Bank, Ltd.	50,000	131,200
Eiken Chemical Company, Ltd.	4,000	28,478
Eizo Nanao Corp.	4,500	86,474
Enplas Corp.	4,500	39,990
Epson Toyocom Corp.	22,000	58,907
Espec Corp.	3,000	19,409
Exedy Corp.	7,800	147,124
Ezaki Glico Company, Ltd. (a)	11,000	104,285
F&A Aqua Holdings, Inc.	3,800	24,252
Fancl Corp.	9,700	116,868
FDK Corp. *	21,000	22,177
Foster Electric Company, Ltd.	4,900	62,342
FP Corp.	3,200	99,327
France Bed Holdings Company, Ltd.	44,000	55,510
Fudo Construction Company, Ltd.	29,000	20,367
Fuji Company, Ltd.	3,700	58,433
Fuji Corp., Ltd.	6,000	13,519
Fuji Kosan Company, Ltd. *	33,000	28,129
Fuji Kyuko Company, Ltd.	19,000	73,150
Fuji Oil Company, Ltd.	16,900	192,452
Fuji Software ABC, Inc.	7,700	136,243
Fujibo Holdings, Inc.	14,000	19,107
Fujicco Company, Ltd.	8,000	85,706
Fujikura Kasei Company, Ltd.	4,000	25,416
Fujikura Rubber, Ltd.	5,000	17,689
Fujita Corp.	4,800	9,160

The accompanying notes are an integral part of the financial statements.
222

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Fujita Kanko, Inc.	18,000	$122,952
Fujitec Company, Ltd.	19,000	92,746
Fujitsu Business Systems, Ltd.	5,600	73,366
Fujitsu Frontech, Ltd.	4,000	36,583
Fujitsu General, Ltd. *	12,000	33,890
Fujiya Company, Ltd. *	19,000	21,835
Fukuda Corp.	8,000	17,397
Fukui Bank, Ltd.	68,000	196,011
Fukushima Bank, Ltd.	66,000	46,424
Fukushima Industries Corp.	3,500	30,930
Fukuyama Transporting Company, Ltd.	53,000	199,516
Funai Consulting Company, Ltd.	5,000	28,085
Funai Electric Company, Ltd.	5,100	94,054
Furukawa Battery Company, Ltd. *	6,000	39,079
Furukawa Company, Ltd.	64,000	90,693
Furusato Industries, Ltd.	2,000	17,227
Fuso Pharmaceutical Industries, Ltd.	20,000	59,185
Futaba Corp.	11,100	195,239
Futaba Industrial Company, Ltd.	6,400	79,594
Future System Consulting Corp.	39	18,021
Fuyo General Lease Company, Ltd.	4,400	106,159
Gakken Company, Ltd.	28,000	72,714
Gecoss Corp.	5,500	20,635
Geo Corp.	102	99,088
Gigas K's Denki Corp.	9,300	170,577
GMO Internet, Inc. (a)	9,500	44,925
Godo Steel, Ltd.	31,000	98,752
Goldcrest Company, Ltd.	5,220	77,246
Goldwin, Inc. * (a)	11,000	21,428
Goodwill Group, Inc. *	328	10,301
Gourmet Kineya Company, Ltd.	5,000	34,114
Green Hospital Supply, Inc.	38	21,016
GS Yuasa Corp. (a)	81,000	288,144
Gulliver International Company, Ltd.	910	15,918
Gun-Ei Chemical Industry Company, Ltd.	11,000	21,725
Gunze, Ltd.	54,000	212,543
Hakuto Company, Ltd.	6,100	47,984
Hankyu Department Stores	37,000	225,312
Hanwa Company, Ltd.	44,000	153,221
Happinet Corp.	1,600	22,192
Harashin Narus Holdings Company, Ltd.	3,000	29,586
Harima Chemicals, Inc.	5,000	19,221
Haruyama Trading Company, Ltd.	2,700	11,554
Hayashikane Sangyo Company, Ltd. *	40,000	31,380
Hazama Corp.	19,600	15,450
Heiwa Corp.	5,900	46,495
Heiwado Company, Ltd.	8,300	118,745
Hibiya Engineering, Ltd.	11,000	84,691
Higashi-Nippon Bank, Ltd.	39,000	106,261
Higo Bank, Ltd.	20,000	114,969
HIS Company, Ltd.	5,000	58,035
Hitachi Cable, Ltd.	9,000	30,732
Hitachi Information Systems, Ltd.	6,200	118,523
Hitachi Kokusai Electric, Inc.	22,000	133,511
Hitachi Maxell, Ltd.	14,800	158,763
Hitachi Medical Corp.	11,000	89,416

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Hitachi Plant Technologies, Ltd.	21,000	$69,495
Hitachi Software Engineering Company, Ltd.	4,900	86,694
Hitachi Systems & Services, Ltd.	4,000	53,430
Hitachi Tool Engineering, Ltd.	5,900	56,113
Hitachi Transport System, Ltd.	12,000	151,347
Hitachi Zosen Corp. * (a)	149,000	157,279
Hochiki Corp.	7,000	44,093
Hodogaya Chemical Company, Ltd.	23,000	45,313
Hogy Medical Company, Ltd.	2,400	110,056
Hokkaido Gas Company, Ltd.	13,000	31,455
Hokkan Holdings, Ltd.	11,000	23,393
Hokuetsu Bank, Ltd.	49,000	101,336
Hokuetsu Paper Mills, Ltd.	30,000	131,556
Hokuriku Electric Industry Company, Ltd.	12,000	19,147
Hokuto Corp.	4,800	107,578
Horiba, Ltd. *	6,700	153,464
Horipro, Inc.	2,300	20,305
Hosiden Corp.	11,400	164,201
Hosokawa Micron Corp.	12,000	46,384
Howa Machinery, Ltd.	19,000	12,964
I Metal Technology Company, Ltd.	14,000	30,540
IBJ Leasing Company, Ltd.	5,000	86,636
Ichikoh Industries, Ltd.	12,000	25,927
Ichiyoshi Securities Company, Ltd.	8,800	92,294
ICOM, Inc.	3,200	63,747
IDEC Corp.	7,000	72,294
Ihara Chemical Industry Company, Ltd.	10,000	28,434
Iino Kaiun Kaisha, Ltd.	20,200	164,206
Ikegami Tsushinki Company, Ltd. *	12,000	12,496
Imasen Electric Industrial Company, Ltd.	3,500	32,833
Imperial Hotel, Ltd.	2,750	58,264
Impress Holdings, Inc.	103	12,039
Inaba Denki Sangyo Company, Ltd.	4,600	103,829
Inaba Seisakusho Company, Ltd.	4,800	45,100
Inabata & Company, Ltd.	12,000	42,720
Inageya Company, Ltd.	10,000	83,868
Ines Corp.	11,600	45,628
Information Services International -
Dentsu, Ltd.	3,900	25,075
Inui Steamship Company, Ltd.	4,700	47,483
Invoice, Inc.	2,077	15,155
Ise Chemical Corp.	3,000	13,498
Iseki & Company, Ltd. * (a)	46,000	98,611
Ishihara Sangyo Kaisha, Ltd. *	99,000	133,711
Ishii Hyoki Company, Ltd.	800	17,222
IT Holdings Corp. *	11,820	174,184
ITO EN, Ltd.	3,300	42,835
Itochu Enex Company, Ltd.	12,600	81,406
Itochu-Shokuhin Company, Ltd.	2,300	75,029
Itoham Foods, Inc.	40,000	185,880
Itoki Corp.	11,900	38,617
Iwasaki Electric Company, Ltd.	12,000	17,295
Iwatani International Corp.	47,000	110,511
Iwatsu Electric Company, Ltd. *	17,000	15,076
Izumiya Company, Ltd.	28,000	152,898
Izutsuya Company, Ltd. *	43,000	26,422

The accompanying notes are an integral part of the financial statements.
223

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
J. Bridge Corp. *	7,000	$1,695
Jalux, Inc.	2,200	28,420
Jamco Corp.	3,000	19,233
Janome Sewing Machine Company, Ltd.	79,000	44,254
Japan Aviation Electronics Industry, Ltd.	16,000	75,349
Japan Carlit Company, Ltd. *	6,300	24,039
Japan Cash Machine Company, Ltd.	4,600	36,701
Japan Digital Laboratory Company, Ltd.	6,300	68,562
Japan General Estate Company, Ltd. (a)	11,800	26,333
Japan Pulp & Paper Company, Ltd.	26,000	85,644
Japan Radio Company, Ltd.	28,000	51,844
Japan Servo Company, Ltd.	6,000	35,298
Japan Transcity Corp., Ltd.	19,000	68,772
Japan Vilene Company, Ltd.	12,000	45,225
Japan Wool Textile Company, Ltd.	19,000	148,837
Jastec Company, Ltd. *	3,400	17,610
JBCC Holdings, Inc.	4,200	28,925
JBIS Holdings, Inc.	8,000	28,255
Jeol, Ltd.	19,000	57,896
Jidosha Buhin Kogyo Company, Ltd. *	5,000	14,080
JK Holdings Company, Ltd.	5,800	33,152
JMS Company, Ltd.	12,000	31,902
Joban Kosan Company, Ltd.	23,000	34,803
J-Oil Mills, Inc.	26,000	113,612
Joint Corp. (a)	8,200	17,384
Joshin Denki Company, Ltd.	12,000	99,733
JSP Corp.	8,300	52,547
Juki Corp.	48,000	82,272
Kabuki-Za Company, Ltd.	1,000	42,814
Kadokawa Holdings, Inc.	5,200	117,247
Kaga Electronics Company, Ltd.	4,900	56,068
Kagawa Bank, Ltd.	23,000	107,763
Kagome Company, Ltd. (a)	8,700	135,487
Kagoshima Bank, Ltd.	25,000	171,768
Kakaku.com, Inc.	38	120,116
Kaken Pharmaceutical Company, Ltd.	23,000	182,091
Kameda Seika Company, Ltd.	4,000	53,597
Kamei Corp.	5,000	19,319
Kanaden Corp.	6,000	28,296
Kanagawa Chuo Kotsu Company, Ltd.	8,000	36,609
Kanamoto Company, Ltd.	5,000	20,351
Kandenko Company, Ltd.	27,000	156,165
Kanematsu Corp. *	127,000	122,892
Kanematsu Electronics, Ltd.	5,800	42,713
Kanto Auto Works, Ltd.	10,800	131,360
Kanto Denka Kogyo Company, Ltd.	13,000	48,060
Kanto Natural Gas Development, Ltd.	10,000	55,263
Kanto Tsukuba Bank, Ltd.	15,700	70,907
Kasai Kogyo Company, Ltd.	8,000	18,287
Kasumi Company, Ltd.	10,000	54,233
Katakura Industries Company, Ltd.	6,500	84,276
Kato Sangyo Company, Ltd.	6,700	80,033
Kato Works Company, Ltd.	10,000	23,681
Kawada Industries, Inc. *	9,000	10,365
Kawai Musical Instruments Manufacturing
Company, Ltd.	20,000	20,002

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Kawasaki Kinkai Kisen Kaisha, Ltd.	10,000	$31,032
Kawashima Selkon Textiles Company, Ltd. *	18,000	14,063
Kawasumi Laboratories, Inc.	3,000	13,540
Kayaba Industry Company, Ltd.	36,000	99,510
Keihin Company, Ltd.	10,000	13,547
Keihin Corp.	12,000	141,315
Keiiyu Company, Ltd.	4,400	12,884
Keiyo Company, Ltd.	9,000	46,039
Kenedix, Inc.	139	81,707
Kentucky Fried Chicken Japan, Ltd.	3,000	47,124
Kenwood Corp.	78,000	52,744
KEY Coffee, Inc.	5,800	86,424
Kikkoman Corp.	2,820	38,197
Kimura Chemical Plants Company, Ltd. * (a)	3,700	24,110
Kinki Nippon Tourist Company, Ltd.	11,000	18,861
Kinki Sharyo Company, Ltd.	8,000	31,626
Kintetsu World Express, Inc.	6,100	102,616
Kinugawa Rubber Industrial Company, Ltd.	15,000	31,398
Kioritz Corp.	10,000	18,911
Kirayaka Holdings Company, Inc.	7,000	10,062
Kishu Paper Company, Ltd. *	18,000	20,255
Kisoji Company, Ltd.	4,700	90,875
Kissei Pharmaceutical Company, Ltd.	9,000	195,911
Kitagawa Iron Works Company, Ltd.	13,000	20,154
Kita-Nippon Bank, Ltd.	1,900	49,367
Kitano Construction Corp.	12,000	24,462
Kitz Corp.	23,000	108,013
Kiyo Holdings, Inc.	193,000	278,444
Koa Corp.	10,500	57,764
Koatsu Gas Kogyo Company, Ltd.	14,000	70,931
Kobayashi Pharmaceutical Company, Ltd.	6,400	195,558
Koei Company, Ltd.	5,400	70,035
Kohnan Shoji Company, Ltd.	8,400	125,514
Kohsoku Corp.	4,300	22,103
Koike Sanso Kogyo Company, Ltd.	9,000	26,931
Kojima Company, Ltd.	3,700	14,650
Kokuyo Company, Ltd.	24,000	188,504
Komatsu Seiren Company, Ltd.	9,000	34,352
Komatsu Wall Industry Company, Ltd.	2,100	23,802
Komeri Company, Ltd.	8,200	232,459
Komori Corp.	15,600	209,599
Konaka Company, Ltd.	10,000	42,056
Konishi Company, Ltd.	4,000	34,467
Kosaido Company, Ltd.	3,800	11,612
Kose Corp.	7,500	208,698
Kosei Securities Company, Ltd.	18,000	17,822
Krosaki Harima Corp.	22,000	40,278
Kumagai Gumi Company, Ltd.	33,000	13,985
Kumiai Chemical Industry Company, Ltd.	15,000	43,676
Kura Corp. *	16	25,646
Kurabo Industries, Ltd.	61,000	107,157
Kureha Corp.	34,000	186,362
Kurimoto, Ltd.	27,000	22,371
Kuroda Electric Company, Ltd.	7,800	73,305
Kyoden Company, Ltd.	6,000	6,372
Kyodo Printing Company, Ltd.	20,000	51,531

The accompanying notes are an integral part of the financial statements.
224

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Kyodo Shiryo Company, Ltd.	21,000	$22,601
Kyoei Tanker Company, Ltd. * (a)	14,000	38,919
Kyokuto Kaihatsu Kogyo Company, Ltd.	11,100	46,650
Kyokuyo Company, Ltd.	15,000	24,652
Kyoritsu Maintenance Company, Ltd.	3,300	57,504
Kyosan Electric Manufacturing Company, Ltd.	11,000	38,006
Kyoto Kimono Yuzen Company, Ltd.	20	14,388
Kyowa Exeo Corp.	19,000	172,722
Kyowa Leather Cloth Company, Ltd.	2,000	9,408
Kyudenko Corp.	15,000	87,592
Life Corp.	9,600	150,269
Lintec Corp.	12,000	196,949
Lion Corp.	44,000	235,426
Macnica, Inc.	2,100	27,397
Maeda Corp.	41,000	127,352
Maeda Road Construction Company, Ltd.	21,000	135,856
Maezawa Kasei Industries Company, Ltd.	2,000	18,435
Maezawa Kyuso Industries Company, Ltd.	3,600	51,148
Makino Milling Machine Company, Ltd.	26,000	103,690
Mandom Corp.	4,400	116,641
Mars Engineering Corp.	1,600	34,676
Marubun Corp.	6,100	30,645
Marudai Food Company, Ltd.	30,000	64,671
Maruei Department Store Company, Ltd. *	7,000	20,024
Maruetsu, Inc. *	14,000	92,401
Maruha Group, Inc.	91,385	151,935
Marusan Securities Company, Ltd.	16,600	102,214
Maruwa Company, Ltd.	1,300	14,504
Maruzen Company, Ltd. *	22,000	17,957
Maruzen Showa Unyu Company, Ltd.	24,000	65,511
Maspro Denkoh Corp.	4,000	31,735
Matsuda Sangyo Company, Ltd. (a)	2,970	49,149
Matsui Construction Company, Ltd.	8,000	22,566
Matsuya Company, Ltd.	7,900	136,988
Matsuya Foods Company, Ltd.	4,400	51,935
Max Company, Ltd.	10,000	101,030
Maxvalu Tokai Company, Ltd.	3,000	35,225
MEC Company, Ltd.	2,400	16,799
Megachips Corp.	4,000	47,252
Meidensha Corp.	42,000	114,721
Meiji Shipping Company, Ltd. * (a)	6,300	29,303
Meitec Corp.	8,800	235,718
Meito Sangyo Company, Ltd.	4,100	81,612
Meiwa Corp. *	9,000	13,237
Meiwa Estate Company, Ltd.	6,900	29,630
Mercian Corp.	18,200	35,381
Michinoku Bank, Ltd.	43,000	91,470
Mikuni Coca-Cola Bottling Company, Ltd.	10,000	87,468
Mikuni Corp.	11,000	17,610
Milbon Company, Ltd.	3,300	72,660
Mimasu Semiconductor Industry Company,
Ltd.	3,500	46,512
Minato Bank, Ltd.	54,000	76,006
Ministop Company, Ltd.	4,300	78,016
Miraca Holdings, Inc.	6,800	131,538
Misawa Homes Holdings, Inc. *	10,000	36,900

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Mito Securities Company, Ltd.	21,000	$56,216
Mitsuba Corp., Ltd.	9,000	47,856
Mitsubishi Cable Industries, Ltd.	36,000	35,443
Mitsubishi Kakoki Kaisha, Ltd.	11,000	22,858
Mitsubishi Paper Mills, Ltd.	70,000	148,774
Mitsubishi Pencil Company, Ltd.	5,600	61,191
Mitsubishi Steel Manufacturing Company, Ltd.	34,000	100,412
Mitsuboshi Belting Company, Ltd.	22,000	104,569
Mitsui High-Tec, Inc.	7,100	44,222
Mitsui Home Company, Ltd.	16,000	76,442
Mitsui Knowledge Industry Company, Ltd.	263	51,972
Mitsui Matsushima Company, Ltd. *	16,000	33,163
Mitsui Mining Company, Ltd.	33,000	74,828
Mitsui Sugar Company, Ltd.	27,000	101,107
Mitsui-Soko Company, Ltd.	30,000	136,422
Mitsumura Printing Company, Ltd.	9,000	28,112
Mitsuuroko Company, Ltd.	14,000	82,852
Miura Company, Ltd.	6,600	144,101
Miyazaki Bank, Ltd.	35,000	104,651
Miyoshi Oil & Fat Company, Ltd.	14,000	19,361
Miyuki Holdings Company, Ltd.	4,000	9,232
Mizuno Corp.	28,000	132,607
Mochida Pharmaceutical Company, Ltd.	16,000	165,318
Modec, Inc.	5,300	124,933
Monex Group, Inc.	295	106,848
Mori Seiki Company, Ltd.	8,600	103,916
Morinaga & Company, Ltd.	49,000	90,734
Morinaga Milk Industry Company, Ltd.	58,000	165,966
Morita Corp.	6,000	23,329
Mory Industries, Inc.	13,000	32,789
MOS Food Services, Inc.	7,200	80,760
Moshi Moshi Hotline, Inc.	6,050	158,124
Mr. Max Corp.	7,300	19,932
Musashino Bank, Ltd.	8,400	243,608
Mutoh Holdings Company, Ltd. *	17,000	35,757
Mutow Company, Ltd.	7,800	39,436
Nachi-Fujikoshi Corp. *	47,000	125,475
Nagano Bank, Ltd.	21,000	40,031
Nagase & Company, Ltd.	20,000	186,150
Nagatanien Company, Ltd.	5,000	39,166
Nakabayashi Company, Ltd.	20,000	32,438
Nakamuraya Company, Ltd.	12,000	49,371
Nakayama Steel Works, Ltd.	24,000	78,476
NEC Fielding, Ltd.	8,900	84,882
NEC Leasing, Ltd.	5,700	66,136
NEC Mobiling, Ltd.	2,100	27,274
NEC Networks & System Integration Corp.	7,200	91,836
NEC Tokin Corp. *	11,000	34,336
Net One Systems Company, Ltd.	147	210,880
Netmarks, Inc. *	28	5,318
Neturen Company, Ltd.	8,000	50,815
New Tachikawa Aircraft Company, Ltd. *	900	34,544
Nice Corp.	24,000	43,804
Nichia Steel Works, Ltd.	8,000	26,798
Nichias Corp.	35,000	105,933
Nichiban Company, Ltd.	10,000	32,067

The accompanying notes are an integral part of the financial statements.
225

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Nichicon Corp.	18,300	$125,323
Nichiha Corp.	6,400	44,906
Nichii Gakkan Company, Ltd.	5,300	63,817
Nichimo Corp.	28,000	4,107
NICHIREI Corp.	47,000	250,285
Nichireki Company, Ltd.	6,000	15,203
Nidec Copal Corp.	5,700	64,842
Nidec Sankyo Corp.	21,000	101,546
Nidec Tosok Corp.	2,800	22,475
Nifco, Inc.	10,700	188,016
Nihon Chouzai Company, Ltd.	1,080	14,710
Nihon Dempa Kogyo Company, Ltd.	4,300	74,849
Nihon Eslead Corp.	5,200	36,655
Nihon Inter Electronics Corp.	5,000	9,651
Nihon Kagaku Sangyo Company, Ltd.	1,000	5,883
Nihon Kohden Corp.	9,600	179,778
Nihon Nohyaku Company, Ltd. (a)	9,000	52,224
Nihon Parkerizing Company, Ltd.	13,000	147,056
Nihon Spindle Manufacturing Company, Ltd. *	14,000	28,498
Nihon Yamamura Glass Company, Ltd.	16,000	27,557
Nikkiso Company, Ltd.	14,000	71,840
Nikko Company, Ltd.	5,000	10,909
Nippo Corp.	20,000	112,887
Nippon Avionics Company, Ltd.	7,000	13,759
Nippon Beet Sugar
Manufacturing Company, Ltd.	36,000	73,466
Nippon Carbide Industries Company, Inc. *	23,000	21,928
Nippon Carbon Company, Ltd.	23,000	73,599
Nippon Ceramic Company, Ltd.	7,400	77,390
Nippon Chemical Industrial Company, Ltd.	19,000	39,303
Nippon Chemi-Con Corp.	38,000	122,369
Nippon Chemiphar Company, Ltd.	10,000	33,832
Nippon Concrete Industries Company, Ltd.	16,000	19,420
Nippon Denko Company, Ltd.	17,000	106,495
Nippon Densetsu Kogyo Company, Ltd.	16,000	132,700
Nippon Denwa Shisetsu Company, Ltd.	10,000	24,699
Nippon Filcon Company, Ltd.	5,000	23,430
Nippon Fine Chemical Company, Ltd.	6,000	28,002
Nippon Flour Mills Company, Ltd.	38,000	189,299
Nippon Formula Feed Manufacturing
Company, Ltd. *	22,000	24,335
Nippon Gas Company, Ltd.	7,200	69,910
Nippon Hume Corp. *	8,000	20,468
Nippon Kanzai Company, Ltd.	3,500	85,843
Nippon Kasei Chemical Company, Ltd.	16,000	23,647
Nippon Kayaku Company, Ltd.	42,000	252,170
Nippon Kinzoku Company, Ltd.	16,000	26,402
Nippon Koei Company, Ltd.	27,000	60,196
Nippon Konpo Unyu Soko Company, Ltd.	18,000	168,299
Nippon Koshuha Steel Company, Ltd.	16,000	17,267
Nippon Light Metal Company, Ltd.	135,000	158,491
Nippon Metal Industry Company, Ltd.	30,000	55,128
Nippon Paint Company, Ltd.	56,000	227,693
Nippon Parking Development Company, Ltd.	1,315	48,985
Nippon Pillar Packing Company, Ltd.	8,000	32,936
Nippon Piston Ring Company, Ltd.	13,000	18,398
Nippon Road Company, Ltd.	15,000	16,696

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Nippon Seiki Company, Ltd.	10,000	$92,611
Nippon Seisen Company, Ltd.	10,000	28,806
Nippon Shinyaku Company, Ltd.	13,000	123,750
Nippon Shokubai Company, Ltd.	40,000	256,424
Nippon Signal Company, Ltd.	12,700	56,309
Nippon Soda Company, Ltd.	36,000	144,946
Nippon Steel Trading Company, Ltd.	20,000	43,521
Nippon Suisan Kaisha, Ltd.	65,500	240,982
Nippon Synthetic Chemical Industry
Company, Ltd.	19,000	60,284
Nippon System Development Company, Ltd.	9,600	78,875
Nippon Thompson Company, Ltd.	18,000	76,252
Nippon Valqua Industries, Ltd.	23,000	55,860
Nippon Yakin Kogyo Company, Ltd.	27,500	101,467
Nippon Yusoki Company, Ltd.	5,000	12,663
Nippon Zeon Company	50,000	175,266
Nipro Corp.	13,000	220,701
NIS Group Company, Ltd. *	24,058	26,464
Nishimatsu Construction Company, Ltd.	77,000	177,260
Nishimatsuya Chain Company, Ltd.	12,300	117,244
Nishi-Nippon Railroad Company, Ltd.	86,000	288,274
Nissan Shatai Company, Ltd.	23,000	153,927
Nissei Corp.	2,900	26,232
Nissei Plastic Industrial Company, Ltd.	4,000	13,821
Nissen Company, Ltd.	12,800	53,854
Nisshin Fudosan Company, Ltd.	2,900	9,490
Nisshin Oillio Group, Ltd.	35,000	188,529
Nissin Corp.	18,000	43,245
Nissin Electric Company, Ltd.	14,000	57,156
Nissin Kogyo Company, Ltd.	7,700	101,647
Nissin Sugar Manufacturing Company, Ltd.	10,000	22,585
Nissui Pharmaceutical Company, Ltd.	3,000	20,284
Nitta Corp.	6,200	78,076
Nittan Valve Company, Ltd.	4,000	17,689
Nittetsu Mining Company, Ltd.	20,000	55,318
Nitto Boseki Company, Ltd.	75,000	161,494
Nitto FC Company, Ltd.	2,000	8,763
Nitto Kogyo Corp.	7,800	57,475
Nitto Kohki Company, Ltd.	3,500	61,869
Nitto Seiko Company, Ltd.	10,000	27,054
NIWS Company HQ, Ltd. *	122	0
NOF Corp.	40,000	135,089
Nohmi Bosai, Ltd.	10,000	80,208
Nomura Company, Ltd.	7,000	18,203
Noritake Company, Ltd.	27,000	88,335
Noritsu Koki Company, Ltd.	5,500	68,853
Noritz Corp.	7,200	65,433
Nosan Corp.	17,000	36,074
NS Solutions Corp.	4,600	66,580
Oenon Holdings, Inc.	9,000	27,800
Oiles Corp.	9,360	114,186
Oita Bank, Ltd.	35,000	184,398
Okabe Company, Ltd.	13,400	51,219
Okamoto Industries, Inc.	23,000	72,524
Okamoto Machine Tool Works, Ltd.	7,000	10,124
Okamura Corp.	19,000	120,772

The accompanying notes are an integral part of the financial statements.
226

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Okano Valve Manufacturing Company *	6,000	$25,530
Okasan Holdings, Inc.	46,000	224,020
Oki Electric Industry Company, Ltd. *	145,000	152,890
Okinawa Electric Power Company, Inc.	3,600	172,336
OKK Corp.	10,000	12,829
Okuma Holdings, Inc.	14,000	81,238
Okumura Corp.	44,000	168,164
Okura Industrial Company, Ltd.	8,000	16,610
Okuwa Company, Ltd.	5,000	74,719
Olympic Corp.	4,600	31,040
O-M, Ltd.	5,000	22,486
OMC Card, Inc. *	35,300	78,341
ONO Sokki Company, Ltd.	5,000	23,377
Onoken Company, Ltd.	4,300	46,676
Organo Corp.	9,000	61,521
Oriental Yeast Company, Ltd.	6,000	30,742
Origin Electric Company, Ltd.	6,000	26,475
Osaka Steel Company, Ltd.	5,200	67,581
Osaki Electric Company, Ltd.	10,000	43,921
OSG Corp.	19,200	163,257
Oyo Corp.	7,000	77,453
Pacific Industrial Company, Ltd.	19,000	69,133
Pacific Metals Company, Ltd.	19,000	137,759
PanaHome Corp.	25,000	139,853
Paramount Bed Company, Ltd.	6,400	85,578
Parco Company, Ltd.	13,200	139,125
Paris Miki, Inc.	6,700	56,432
Park24 Company, Ltd.	30,300	170,843
Pasco Corp. *	19,000	27,664
Pasona Group, Inc.	36	27,527
PCA Corp.	1,500	14,222
Penta-Ocean Construction Company, Ltd. *	70,500	76,409
PIA Corp. *	1,200	12,923
Pigeon Corp.	3,800	107,146
Pilot Corp.	43	100,089
Piolax, Inc.	3,700	62,657
Press Kogyo Company, Ltd.	22,000	60,859
Prima Meat Packers, Ltd. *	59,000	64,641
Q.P. Corp.	25,000	232,444
Raito Kogyo Company, Ltd.	9,900	21,716
Rasa Industries, Ltd.	10,000	14,279
Renown, Inc. *	7,000	16,464
Resort Solution Company, Ltd.	8,000	17,345
Resorttrust, Inc.	12,200	115,329
Rhythm Watch Company, Ltd.	20,000	21,109
Ricoh Leasing Company, Ltd.	5,300	92,145
Right On Company, Ltd.	2,900	36,789
Riken Corp.	25,000	77,674
Riken Keiki Company, Ltd.	4,000	20,761
Riken Technos Corp.	9,000	19,731
Riken Vitamin Company, Ltd.	2,000	58,014
Ringer Hut Company, Ltd.	4,700	45,972
Risa Partners, Inc. *	48	39,199
Rock Field Company, Ltd.	1,800	22,698
Rohto Pharmaceutical Company, Ltd.	22,000	248,736
Roland Corp.	5,800	74,871

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Round One Corp.	102	$81,751
Royal Holdings Company, Ltd.	7,700	68,505
Ryobi, Ltd.	34,000	91,993
Ryoden Trading Company, Ltd.	12,000	63,761
Ryosan Company, Ltd.	10,500	217,381
Ryoshoku, Ltd.	4,100	66,882
Ryoyo Electro Corp.	7,100	60,416
S Foods, Inc.	4,000	27,919
S Science Company, Ltd.	102,000	6,805
Sagami Chain Company, Ltd.	4,000	34,105
Sagami Railway Company, Ltd.	22,000	82,814
Saibu Gas Company, Ltd.	84,000	187,568
Saizeriya Company, Ltd.	8,500	92,845
Sakai Chemical Industry Company, Ltd.	32,000	86,629
Sakai Heavy Industries, Ltd.	17,000	27,408
Sakai Ovex Company, Ltd. *	16,000	16,366
Sakata INX Corp.	11,000	30,216
Sakata Seed Corp.	9,000	132,766
Sala Corp.	8,000	36,269
San-Ai Oil Company, Ltd.	19,000	60,894
Sanden Corp.	42,000	142,016
Sanei-International Company, Ltd.	2,700	29,722
Sanix, Inc. *	12,200	34,457
Sankei Building Company, Ltd.	8,000	35,594
Sanken Electric Company, Ltd.	27,000	113,970
Sanki Engineering Company, Ltd.	17,000	117,828
Sankyo Seiko Company, Ltd.	7,000	11,876
Sankyo-Tateyama Holdings, Inc.	70,000	74,052
Sanoh Industrial Company, Ltd.	8,100	38,210
Sanrio Company, Ltd.	12,100	133,961
Sanshin Electronics Company, Ltd.	8,900	60,746
Sanwa Shutter Corp.	59,000	222,841
Sanyo Chemical Industries, Ltd.	19,000	92,199
Sanyo Denki Company, Ltd.	16,000	45,359
Sanyo Shokai, Ltd.	31,000	161,542
Sanyo Special Steel Company, Ltd.	29,000	151,272
Sasebo Heavy Industries Company, Ltd.	31,000	61,120
Sato Corp.	9,100	120,378
Sato Shoji Corp.	4,000	27,756
Satori Electric Company, Ltd.	2,000	9,657
Secom Joshinetsu Company, Ltd.	900	18,943
Secom Techno Service Company, Ltd.	2,500	63,894
Seibu Electric Industry Company, Ltd.	8,000	35,128
Seika Corp.	16,000	27,931
Seikagaku Corp.	8,300	80,548
Seiko Corp.	19,000	62,583
Seino Transportation Company, Ltd.	42,000	198,092
Seiren Company, Ltd.	12,800	63,042
Sekisui Jushi Corp.	10,000	63,497
Sekisui Plastics Company, Ltd.	26,000	66,030
Senko Company, Ltd.	25,000	88,510
Senshu Electric Company, Ltd.	1,500	19,552
Senshukai Company, Ltd.	10,100	66,475
Shibaura Mechatronics Corp.	11,000	41,957
Shibusawa Warehouse Company, Ltd.	14,000	78,301
Shibuya Kogyo Company, Ltd.	3,400	26,101

The accompanying notes are an integral part of the financial statements.
227

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (conti nued)
Shikibo, Ltd.	20,000	$22,286
Shikoku Bank, Ltd.	51,000	162,305
Shikoku Chemicals Corp.	15,000	54,901
Shikoku Coca-Cola Bottling Company, Ltd.	4,700	44,467
Shima Seiki Manufacturing, Ltd.	6,000	117,953
Shimachu Company, Ltd.	12,200	274,936
Shimizu Bank, Ltd.	2,900	114,426
Shin Nippon Air Technologies Company, Ltd.	4,700	36,107
Shinagawa Refractories Company, Ltd.	8,000	15,244
Shindengen Electric Manufacturing
Company, Ltd.	21,000	44,730
Shin-Etsu Polymer Company, Ltd.	16,200	79,792
Shinkawa, Ltd.	3,900	45,393
Shin-Keisei Electric Railway Company, Ltd.	10,000	32,540
Shinki Company, Ltd. *	30,600	26,042
Shinko Electric Company, Ltd. (a)	25,000	77,628
Shinko Plantech Company, Ltd.	9,300	75,646
Shinko Shoji Company, Ltd.	6,500	45,588
Shinko Wire Company, Ltd.	11,000	22,214
Shin-Kobe Electric Machinery Company, Ltd.	10,000	52,814
Shinmaywa Industries, Ltd.	31,000	92,035
Shinnihon Corp.	11,000	9,879
Shinsho Corp.	13,000	29,336
Shinwa Kaiun Kaisha, Ltd.	16,000	65,055
Shiroki Corp.	27,000	72,492
Shizuki Electric Company, Inc.	9,000	25,045
Shizuoka Gas Company, Ltd.	15,000	54,790
SHO-BOND Holdings Company, Ltd.	4,200	66,498
Shobunsha Publications, Inc.	2,400	10,801
Shochiku Company, Ltd. (a)	21,000	113,848
Shoko Company, Ltd.	19,000	20,911
Showa Aircraft Industry Company, Ltd.	3,000	15,979
Showa Corp.	13,800	84,333
Showa Sangyo Company, Ltd.	20,000	49,350
Siix Corp.	4,000	15,215
Silver Seiko, Ltd. *	100,000	15,449
Sinanen Company, Ltd.	20,000	76,031
Sintokogio, Ltd.	12,200	76,560
SKY Perfect JSAT Corp.	412	157,957
SMK Corp.	21,000	68,702
Snow Brand Milk Products Company, Ltd. (a)	48,000	154,183
SNT Corp.	7,000	34,182
Sodick Company, Ltd.	18,000	58,493
Soft99 Corp.	4,800	22,731
Sogo Medical Company, Ltd.	1,400	31,559
Sohgo Security Services Company, Ltd.	16,200	171,406
Sorun Corp.	4,600	20,794
Space Company, Ltd.	4,700	29,243
SRA Holdings, Inc.	2,700	26,227
SSP Company, Ltd.	29,000	141,904
ST Chemical Company, Ltd.	4,900	55,475
St. Marc Holdings Company, Ltd.	2,100	65,402
Star Micronics Company, Ltd.	9,700	101,842
Starzen Company, Ltd.	14,000	30,930
Stella Chemifa Corp.	2,800	44,371
Sugi Pharmacy Company, Ltd.	7,700	218,572

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Sugimoto & Company, Ltd.	2,500	$25,576
Sumida Corp.	5,100	43,504
Suminoe Textile Company, Ltd.	10,000	13,826
Sumisho Computer Systems Corp.	6,400	98,441
Sumitomo Bakelite Company, Ltd.	41,000	175,342
Sumitomo Coal Mining Company, Ltd. *	71,500	34,486
Sumitomo Densetsu Company, Ltd.	12,700	61,141
Sumitomo Forestry Company, Ltd.	42,700	249,169
Sumitomo Light Metal Industries, Ltd.	99,000	96,441
Sumitomo Mitsui Company, Ltd. *	102,100	64,343
Sumitomo Osaka Cement Company, Ltd.	102,000	166,272
Sumitomo Pipe & Tube Company, Ltd.	6,000	39,451
Sumitomo Precision Products Company, Ltd.	7,000	24,907
Sumitomo Real Estate Sales Company, Ltd.	2,270	63,455
Sumitomo Seika Chemicals Company, Ltd.	13,000	39,413
Sumitomo Warehouse Company, Ltd.	53,048	214,120
Sun Wave Corp.	10,000	12,215
Sunx, Ltd.	5,300	21,396
SWCC Showa Holdings Company, Ltd.	70,000	78,615
SxL Corp. *	26,000	14,087
SystemPro Company, Ltd. *	65	31,616
T. Hasegawa Company, Ltd.	6,100	98,042
T. Rad Company, Ltd.	17,000	79,117
Tachibana Eletech Company, Ltd.	4,000	28,962
Tachi-S Company, Ltd.	5,300	46,552
Tadano, Ltd.	20,000	125,247
Taihei Dengyo Kaisha, Ltd.	11,000	77,945
Taihei Kogyo Company, Ltd.	12,000	31,329
Taiheiyo Kaiun Company, Ltd. * (a)	18,000	19,603
Taiho Kogyo Company, Ltd.	6,500	56,651
Taikisha, Ltd.	8,400	110,142
Taisei Lamick Company, Ltd.	700	15,470
Taisei Rotec Corp.	18,000	29,179
Taiyo Yuden Company, Ltd.	31,000	306,213
Takagi Securities Company, Ltd.	10,000	18,966
Takamatsu Corp.	4,800	75,080
Takano Company, Ltd.	1,800	11,452
Takaoka Electric Manufacturing Company, Ltd.	17,000	23,782
Takara Holdings, Inc.	35,000	246,782
Takara Printing Company, Ltd.	5,000	43,394
Takara Standard Company, Ltd.	34,000	162,958
Takasago International Corp.	20,000	96,401
Takasago Thermal Engineering Company, Ltd.	19,000	172,298
Takiron Company, Ltd.	10,000	28,017
Takisawa Machine Tool Company, Ltd.	24,000	25,364
Takuma Company, Ltd.	15,000	38,028
Tamura Corp.	20,000	47,779
Tamura Taiko Holdings, Inc.	8,000	9,240
Tasaki Shinju Company, Ltd.	7,000	8,660
Tatsuta Electric Wire & Cable Company, Ltd.	14,000	34,318
Tayca Corp.	10,000	26,925
TBK Company, Ltd.	9,000	22,605
TCM Corp.	19,000	31,737
Teac Corp. *	67,000	37,942
Techno Ryowa, Ltd.	3,100	16,795
Tecmo, Ltd.	4,900	38,522

The accompanying notes are an integral part of the financial statements.
228

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Teikoku Electric Manufacturing Company, Ltd. (a)	2,300	$35,490
Teikoku Piston Ring Company, Ltd.	5,200	26,927
Teikoku Tsushin Kogyo Company, Ltd.	7,000	18,437
Tekken Corp. *	20,000	21,507
Telepark Corp.	44	45,779
Tenma Corp.	6,700	90,111
The Fuji Fire and Marine Insurance Company,
Ltd.	41,000	94,907
The Hokkoku Bank, Ltd.	92,000	347,427
The Hyakugo Bank, Ltd.	18,718	106,094
The Nanto Bank, Ltd.	30,000	158,826
The Pack Corp.	4,300	52,750
The San-in Godo Bank, Ltd.	26,000	201,412
Tigers Polymer Corp.	1,000	3,799
TKC Corp.	3,700	58,353
TOA Corp. *	49,000	54,277
TOA Oil Company, Ltd.	23,000	25,751
TOA Road Corp.	8,000	10,776
Toagosei Company, Ltd.	57,000	145,280
Tobishima Corp. *	38,500	6,956
Tobu Store Company, Ltd.	14,000	48,124
TOC Company, Ltd.	27,000	102,074
Tocalo Company, Ltd.	4,300	50,139
Tochigi Bank, Ltd.	29,000	154,557
Toda Corp.	65,000	258,702
Toda Kogyo Corp.	10,000	28,828
Todentsu Corp.	13,000	24,156
Toei Company, Ltd.	11,000	52,813
Toenec Corp.	11,000	55,878
Tohcello Company, Ltd.	12,500	54,679
Toho Bank, Ltd.	50,000	194,570
Toho Company, Ltd.	10,000	29,235
Toho Real Estate Company, Ltd.	12,400	61,302
Toho Titanium Company, Ltd. (a)	9,300	143,904
Toho Zinc Company, Ltd.	28,000	76,447
Tohoku Bank, Ltd.	15,000	21,485
Tokai Corp.	12,000	61,207
Tokai Kanko Company, Ltd. *	70,000	25,451
Tokai Rubber Industries, Ltd.	9,400	98,043
Tokai Tokyo Securities Company, Ltd.	67,000	230,395
Tokimec, Inc.	14,000	24,642
Toko Electric Corp.	10,000	22,505
Toko, Inc. *	15,000	17,061
Tokushima Bank, Ltd.	22,000	81,131
Tokushu Tokai Holdings Company, Ltd.	39,110	71,870
Tokyo Dome Corp. *	46,000	240,681
Tokyo Electron Device, Ltd.	17	25,521
Tokyo Energy & Systems, Inc.	5,000	25,548
Tokyo Kikai Seisakusho, Ltd. (a)	10,000	20,028
Tokyo Leasing Company, Ltd.	8,500	65,587
Tokyo Ohka Kogyo Company, Ltd.	14,400	228,229
Tokyo Rakutenchi Company, Ltd.	8,000	29,082
Tokyo Rope Manufacturing Company, Ltd.	41,000	85,330
Tokyo Sangyo Company, Ltd.	7,000	19,237
Tokyo Seimitsu Company, Ltd. (a)	11,600	141,239
Tokyo Style Company, Ltd.	19,000	160,572

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Tokyo Tekko Company, Ltd.	15,000	$36,163
Tokyo Theatres Company, Inc.	11,000	20,963
Tokyo Tomin Bank (The), Ltd.	11,200	184,297
Tokyotokeiba Company, Ltd.	33,000	50,652
Tokyu Community Corp.	3,100	50,949
Tokyu Construction Company, Ltd.	22,560	68,557
Tokyu Livable, Inc.	4,400	22,631
Tokyu Recreation Company, Ltd.	6,000	30,471
Toli Corp.	10,000	16,211
Tomato Bank, Ltd.	27,000	50,028
Tomen Electronics Corp.	3,600	39,205
Tomoe Corp.	8,000	11,612
Tomoku Company, Ltd.	16,000	27,636
Tomy Company, Ltd.	15,000	101,541
Tonami Transportation Company, Ltd.	14,000	28,433
Topcon Corp.	16,000	105,541
Toppan Forms Company, Ltd.	11,400	114,637
Topre Corp.	10,400	71,115
Topy Industries, Ltd.	48,000	132,894
Tori Holdings Company, Ltd. * (a)	82,000	6,208
Torigoe Company, Ltd.	5,000	34,140
Torii Pharmaceutical Company, Ltd.	3,400	47,562
Torishima Pump Manufacturing Company, Ltd.	5,000	91,459
Toshiba Machine Company, Ltd.	33,000	115,443
Toshiba Plant Systems & Services Corp.	10,000	94,890
Tosho Printing Company, Ltd.	9,000	23,611
Totetsu Kogyo Company, Ltd.	7,000	41,119
Tottori Bank, Ltd.	19,000	49,541
Touei Housing Corp.	5,000	7,330
Towa Bank, Ltd. *	65,000	56,528
Towa Corp.	4,900	19,420
Towa Pharmaceutical Company, Ltd. (a)	2,900	104,946
Towa Real Estate Development Company, Ltd.	33,500	23,649
Toyo Construction Company, Ltd. *	30,000	11,990
Toyo Corp.	10,300	101,258
Toyo Electric Manufacturing Company, Ltd.	6,000	28,293
Toyo Engineering Corp.	31,000	131,848
Toyo Ink Manufacturing Company, Ltd.	53,000	156,526
Toyo Kanetsu KK	34,000	47,694
Toyo Kohan Company, Ltd.	12,000	49,724
Toyo Machinery & Metal Company, Ltd.	4,000	10,656
Toyo Securities Company, Ltd.	21,000	49,883
Toyo Sugar Refining Company, Ltd. *	27,000	26,613
Toyo Tire & Rubber Company, Ltd.	35,000	97,347
Toyo Wharf & Warehouse Company, Ltd.	16,000	27,942
Toyobo Company, Ltd.	173,936	293,730
Trans Cosmos, Inc.	10,300	82,182
Trusco Nakayama Corp.	5,400	71,698
Tsubakimoto Chain Company, Ltd.	33,000	131,822
Tsubakimoto Kogyo Company, Ltd.	11,000	27,527
Tsudakoma Corp.	18,000	30,513
Tsugami Corp.	19,000	47,808
Tsukishima Kikai Company, Ltd.	10,000	77,643
Tsurumi Manufacturing Company, Ltd.	4,000	25,441
Tsutsumi Jewelry Company, Ltd.	3,700	71,111
TTK Company, Ltd.	7,000	32,421

The accompanying notes are an integral part of the financial statements.
229

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
TYK Corp.	16,000	$32,360
Ube Material Industries, Ltd.	12,000	22,891
Uchida Yoko Company, Ltd.	17,000	62,855
Unicharm Petcare Corp.	4,000	119,888
Uniden Corp.	19,000	73,968
Unimat Life Corp.	5,000	36,397
Union Tool Company, Ltd.	3,900	91,948
Unitika, Ltd.	112,000	96,571
U-Shin, Ltd.	9,300	64,431
Utoc Corp. *	7,300	21,643
Valor Company, Ltd.	9,700	75,085
Venture Link Company, Ltd. *	12,400	3,721
Victor Company of Japan, Ltd. *	63,000	84,789
Vital-Net, Inc.	9,900	62,684
Wakachiku Construction Company, Ltd. *	17,000	6,092
Warabeya Nichiyo Company, Ltd.	2,500	31,822
Watabe Wedding Corp.	2,000	18,963
Watami Company, Ltd.	5,900	94,862
Weathernews, Inc. *	3,200	44,109
Wood One Company, Ltd.	13,000	52,057
Xebio Company, Ltd.	6,200	120,470
Yahagi Construction Company, Ltd.	8,000	30,704
Yaizu Suisankagaku Industry Company, Ltd.	2,700	26,116
Yamagata Bank, Ltd.	40,000	224,967
Yamaichi Electronics Company, Ltd.	3,900	16,470
Yamanashi Chuo Bank, Ltd.	41,314	204,731
Yamatane Corp.	23,000	28,482
Yamazen Corp.	11,500	34,490
Yaoko Company, Ltd.	3,200	104,659
Yasuda Warehouse Company, Ltd.	4,000	31,673
Yellow Hat, Ltd.	3,600	12,410
Yodogawa Steel Works, Ltd.	39,000	174,768
Yokogawa Bridge Corp.	9,000	56,053
Yokohama Reito Company, Ltd.	11,000	74,944
Yokowo Company, Ltd.	4,600	27,644
Yomeishu Seizo Company, Ltd.	6,000	56,517
Yomiuri Land Company, Ltd.	17,000	51,639
Yondenko Corp.	7,000	34,585
Yonekyu Corp.	3,500	35,218
Yorozu Corp.	5,800	64,766
Yoshimoto Kogyo Company, Ltd.	8,000	76,934
Yoshinoya D&C Company, Ltd.	114	112,867
Yuasa Funashoku Company, Ltd.	10,000	19,703
Yuasa Trading Company, Ltd.	51,000	55,727
Yuken Kogyo Company, Ltd.	13,000	26,330
Yuki Gosei Kogyo Comapny, Ltd. *	11,000	43,394
Yukiguni Maitake Company, Ltd.	7,100	23,099
Yuraku Real Estate Company, Ltd.	16,000	19,500
Yurtec Corp.	15,000	62,157
Yushin Precision Equipment Company, Ltd.	2,000	32,646
Yushiro Chemical Industry Company, Ltd.	3,800	61,037
Zenrin Company, Ltd.	4,600	55,403
Zensho Company, Ltd. (a)	21,600	96,232
Zeria Pharmaceutical Company, Ltd.	10,000	97,124
Zuken, Inc.	4,400	30,329

		74,343,172

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Netherlands - 2.08%
Aalberts Industries NV	38,420	$491,794
Accell Group NV	1,921	59,065
Amsterdam Commodities NV	5,256	29,037
Arcadis NV	16,026	279,828
ASM International NV *	14,586	265,369
BE Semiconductor Industries NV *	16,883	69,350
Beter Bed Holding NV	4,552	62,562
Brunel International NV	1,198	23,986
Crown Van Gelder	1,455	18,112
Crucell NV, ADR *	1,431	22,266
Crucell NV *	17,532	273,964
Draka Holding NV	4,174	85,893
Eriks Group NV	3,829	198,449
Exact Holdings NV	2,788	72,068
Fornix Biosciences NV	819	9,319
Gamma Holding NV	589	18,769
Grontmij NV	3,679	121,276
Heijmans NV	5,390	88,545
ICT Automatisering NV	1,785	18,405
Imtech NV	32,481	665,866
InnoConcepts NV	5,095	64,447
KAS Bank NV	3,004	64,016
Kendrion NV	2,503	56,641
Koninklijke BAM Groep NV	48,540	629,122
Koninklijke Ten Cate NV	7,704	254,858
Koninklijke Vopak NV	2,086	98,138
Laurus NV *	17,705	78,312
Macintosh Retail Group NV	2,604	40,369
Nederlandsche Apparatenfabriek NEDAP NV	494	15,150
Nutreco Holding NV	10,534	495,863
Oce NV	11,884	84,869
OPG Groep NV	8,372	115,652
Ordina NV	9,915	75,328
Pharming Group NV *	17,228	19,621
Qurius NV *	39,153	22,537
Samas NV *	10,388	26,031
Sligro Food Group NV	4,903	147,744
Smit Internationale NV	3,390	293,968
Telegraaf Media Groep NV	12,285	335,694
TKH Group NV	6,216	115,295
Unit 4 Agresso NV	5,283	94,661
USG People NV	18,550	255,671
Van der Moolen Holding NV *	12,066	55,835
Wavin NV	16,215	93,411

		6,407,156
New Zealand - 0.55%
Air New Zealand, Ltd.	69,057	44,578
Fisher & Paykel Appliances Holdings, Ltd.	77,714	84,461
Fisher & Paykel Healthcare Corp.	137,365	273,118
Freightways, Ltd.	33,365	72,401
Infratil, Ltd.	110,827	150,331
Mainfreight, Ltd.	23,528	101,206
New Zealand Oil & Gas, Ltd.	70,072	60,181
New Zealand Refining Company, Ltd.	12,307	53,684
Nuplex Industries, Ltd.	23,584	93,691
PGG Wrightson, Ltd.	49,959	53,588

The accompanying notes are an integral part of the financial statements.
230

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

New Zealand (continued)
Port of Tauranga, Ltd.	20,278	$90,176
Pumpkin Patch, Ltd.	20,900	18,235
Ryman Healthcare, Ltd.	83,695	91,170
Sky City Entertainment Group, Ltd.	141,429	351,234
Steel & Tube Holdings, Ltd.	7,409	18,672
Tourism Holdings, Ltd.	27,130	22,028
Tower, Ltd.	15,151	17,889
Vector, Ltd.	75,691	106,903

		1,703,546
Norway - 1.55%
Acta Holding ASA	22,700	11,922
Aktiv Kapital ASA	5,200	56,192
Austevoll Seafood	24,375	75,482
Blom ASA *	5,400	27,761
Bonheur ASA	3,500	96,505
BW GAS, Ltd. *	12,800	96,518
BW Offshore, Ltd. *	42,000	59,624
Camillo Eitzen & Company ASA	6,300	50,727
Cermaq ASA	15,600	101,442
Copeinca ASA *	15,800	84,716
CorrOcean ASA *	42,000	23,344
Det Norske Oljeselskapb ASA *	230,128	214,593
DOF ASA	10,335	73,629
DOF Subsea ASA *	17,000	100,473
EDB Business Partner ASA	9,800	28,750
Eitzen Chemical ASA *	23,000	66,489
Ekornes ASA	9,400	127,258
Electromagnetic GeoServices AS *	4,600	9,975
Eltek ASA *	12,500	34,598
Ementor ASA *	20,357	87,810
Farstad Shipping ASA	2,375	48,113
Ganger Rolf ASA	5,200	125,405
Kongsberg Automotive ASA *	15,400	16,364
Kongsberg Gruppen ASA	2,820	147,516
Kverneland Gruppen A/S *	15,000	28,452
Leroy Seafood Group ASA	7,400	65,903
Nordic Semiconductor ASA *	7,500	23,372
Norse Energy Corp. ASA *	74,000	54,877
Norske Skogindustrier ASA * (a)	47,500	196,238
Norwegian Air Shuttle ASA *	3,567	18,987
Odfjell ASA	7,410	60,249
ODIM ASA *	6,800	91,562
Petrolia Drilling ASA *	161,000	40,304
PhotoCure ASA *	800	4,107
ProSafe ASA *	53,100	290,658
Q-Free ASA *	22,000	26,835
Revus Energy ASA *	9,700	107,200
Scana Industrier	27,500	51,178
Schibsted ASA	16,250	302,024
Sevan Marine ASA *	47,250	195,160
Solstad Offshore ASA	4,600	69,125
Songa Offshore ASA *	19,600	186,627
Sparebanken Midt-Norge	17,354	113,839
Tandberg ASA	25,340	345,274
TGS Nopec Geophysical Company ASA *	28,580	229,956
Tomra Systems ASA	41,712	217,731

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Norway (continued)
TTS Marine ASA	5,700	$44,365
Veidekke ASA	27,000	144,798
Wilhelm Wilhelmsen ASA	5,100	102,924

		4,776,951
Portugal - 0.52%
Altri SGPS SA	15,809	50,206
Banco BPI SA	67,533	210,037
Finibanco Holding SGPS SA	6,105	30,051
Impresa, SGPS SA *	11,168	17,607
Investimentos Participacoes e Gestao SA *	27,991	23,580
Mota Engil, SGPS SA	28,436	124,340
Novabase SGPS SA *	4,292	30,035
Pararede SGPS SA *	19,019	25,061
Portucel - Empresa Produtora de Pasta e
Papel SA	80,847	212,981
PT Multimedia.com, SGPS, SA	52,363	387,212
SAG GEST-Solucoes Automovel Globais
SGPS SA	12,410	26,637
Semapa-Sociedade de Investimento &
Gestao, SGPS SA	20,788	205,479
Sonae Industria, SGPS SA	3,131	9,675
Sonae, SGPS, SA	109,613	84,297
Sonaecom, SGPS SA *	38,601	91,389
Teixeira Duarte-Engenharia & Construcoes SA	45,849	66,527

		1,595,114
Singapore - 1.29%
Allgreen Properties, Ltd.	211,000	93,946
Asia Food & Properties, Ltd. * (a)	123,000	25,089
ASL Marine Holdings, Ltd.	46,000	27,290
Beyonics Technology, Ltd. (a)	177,000	19,398
Bonvests Holdings, Ltd.	56,400	28,492
Bukit Sembawang Estates, Ltd.	15,000	65,105
Cerebos Pacific, Ltd.	16,000	35,868
CH Offshore, Ltd.	136,000	49,280
Chartered Semiconductor Manufacturing, Ltd. *	298,000	79,808
China Merchants Holdings Pacific, Ltd.	73,000	36,818
Chip Eng Seng Corp., Ltd.	116,000	18,413
Chuan Hup Holdings, Ltd.	182,000	37,103
Creative Technology, Ltd.	15,500	54,986
CSE Global, Ltd.	55,000	32,915
CWT, Ltd.	39,000	13,850
Delong Holdings, Ltd. (a)	45,500	80,178
Ezra Holdings, Ltd.	82,000	66,301
FJ Benjamin Holdings, Ltd.	144,000	30,086
Food Empire Holdings, Ltd.	43,200	13,830
Furama, Ltd.	10,000	7,341
Goodpack, Ltd. *	36,000	35,624
Guocoland, Ltd.	73,200	94,462
Hi-P International, Ltd.	126,000	33,756
Ho Bee Investment, Ltd.	81,000	34,837
Hong Fok Corp., Ltd. *	36,000	10,902
Hong Leong Asia, Ltd.	42,000	27,539
Hotel Plaza, Ltd.	31,500	29,844
Hotel Properties, Ltd. (a)	57,500	54,504
HTL International Holdings, Ltd. *	58,000	6,657
HupSteel, Ltd.	160,000	28,674

The accompanying notes are an integral part of the financial statements.
231

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Singapore (continued)
Hwa Hong Corp., Ltd.	92,000	$31,720
Hyflux, Ltd. (a)	55,000	93,424
Innotek, Ltd. (a)	82,000	22,123
Jaya Holdings, Ltd.	96,000	69,277
Jurong Technologies Industrial Corp., Ltd.	194,350	28,800
K1 Ventures, Ltd. *	367,000	57,465
Keppel Telecommunications & Transportation
Company, Ltd.	57,000	66,282
Kim Eng Holdings, Ltd.	32,749	27,798
KS Energy Services Ltd	31,000	32,283
Low Keng Huat Singapore, Ltd.	122,000	14,859
Manhattan Resources, Ltd. *	61,000	24,605
MediaRing, Ltd. * (a)	150,000	8,036
Metro Holdings, Ltd.	74,000	25,848
MFS Technology, Ltd.	113,000	12,583
Midas Holdings, Ltd.	92,000	27,129
MobileOne, Ltd.	109,000	139,839
NatSteel, Ltd.	21,000	18,259
Orchard Parade Holdings, Ltd.	70,000	34,586
Osim International, Ltd. * (a)	43,000	4,636
Pan-United Corp., Ltd.	61,000	20,863
Parkway Holdings, Ltd.	214,533	284,182
Petra Foods, Ltd.	46,000	28,329
Raffles Education Corp., Ltd.	265,613	133,847
Rotary Engineering, Ltd.	59,000	18,287
SBS Transit, Ltd.	16,000	21,340
SC Global Developments, Ltd.	39,000	18,814
Singapore Food Industries, Ltd.	53,000	28,030
Singapore Land, Ltd.	37,000	124,812
Singapore Post, Ltd.	336,000	224,602
Sinomem Technology, Ltd. *	81,000	8,262
SMRT Corp., Ltd.	191,000	265,555
Sunningdale Tech, Ltd.	144,000	12,118
Tat Hong Holdings, Ltd.	55,000	41,757
Tuan Sing Holdings, Ltd. *	87,000	8,305
United Engineers, Ltd.	32,000	38,404
United Overseas Land, Ltd.	68,000	120,267
UOB-Kay Hian Holdings, Ltd.	94,000	82,626
Venture Corp., Ltd.	59,000	320,989
WBL Corp., Ltd.	27,000	58,252
Wheelock Properties (S), Ltd.	96,000	83,056
Wing Tai Holdings, Ltd.	151,000	100,431
Yongnam Holdings, Ltd. *	250,000	19,518

		3,975,094
South Korea - 0.00%
Pantech & Curitel Communications, Inc. *	882	0
Pantech Company, Ltd. *	443	0

Spain - 2.35%
Abengoa SA	11,244	228,217
Adolfo Dominguez SA	1,759	24,300
Amper SA	8,329	62,377
Antena 3 de Television SA	21,972	159,790
Avanzit SA *	17,987	29,170
Azkoyen SA *	3,800	24,572
Banco Guipuzcoano SA	35,215	332,521
Banco Pastor SA	49,815	429,160

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Spain (continued)
Baron de Ley SA *	1,053	$67,812
Campofrio Alimentacion SA	5,787	64,303
Cementos Portland Valderrivas SA	3,498	168,477
Construcciones & Auxiliar de Ferrocarriles SA	615	217,145
Corporacion Dermoestetica SA *	6,951	35,080
Duro Felguera SA	9,544	65,664
Ebro Puleva SA	29,165	461,877
Elecnor SA *	5,328	94,314
FAES FARMA, S.A.	45,539	347,133
General de Alquiler de Maquinaria *	6,200	63,342
Gestevision Telecinco SA	2,556	26,123
Grupo Catalana Occidente SA	18,211	384,047
Grupo Empresarial Ence SA	29,260	217,154
Iberia Lineas Aereas de Espana SA	150,024	365,183
Iberpapel Gestion SA	1,014	17,130
La Seda de Barcelona SA	148,457	142,999
Mecalux SA *	2,884	58,871
Miquel y Costas SA	2,525	33,130
Natra SA	4,032	31,686
Natraceutical SA *	35,597	33,983
NH Hoteles SA	18,929	223,862
Obrascon Huarte Lain SA	12,044	215,302
Papeles & Cartones de Europa SA *	11,213	68,229
Pescanova SA	1,382	58,659
Prim SA	3,194	43,122
Promotora de Informaciones SA	29,250	197,513
Prosegur Cia de Seguridad SA	7,796	271,174
Service Point Solutions SA *	31,198	55,637
Sociedad Nacional Inds., Aplicaciones
Celulosa Espanola SA * (a)	23,210	46,003
Sol Melia SA	19,446	169,937
SOS Cuetara SA	20,535	347,681
Tavex Algodonera SA *	6,482	10,523
Tecnicas Reunidas SA	693	29,589
Tecnocom, Telecomunicaciones & Energia SA *	8,719	37,042
Tubacex SA	35,539	225,019
Tubos Reunidos SA	43,614	163,315
Unipapel SA	2,771	46,774
Urbas Proyectos Urbanisticos SA *	10,449	2,527
Vertice Trescientos Sesenta Grados *	1,797	2,432
Vidrala SA	4,392	106,157
Viscofan SA	15,206	249,858
Vocento SA	21,094	149,179
Zeltia SA *	52,333	329,925

		7,235,019
Sweden - 2.13%
AarhusKarlshamn AB	8,475	143,302
Acando AB, Series B	9,000	14,987
Active Biotech AB *	3,792	23,352
AddTech AB, Series B	5,200	85,995
Angpanneforeningen AB, Series B	4,000	89,225
Anoto Group AB *	31,000	18,585
Axfood AB	7,900	214,740
Axis Communications AB	10,500	118,337
BE Group AB	7,400	41,746
Beijer Alma AB	4,273	43,744

The accompanying notes are an integral part of the financial statements.
232

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Sweden (continued)
Bergman & Beving AB, Series B	6,300	$108,208
Bilia AB, Series A	2,500	12,133
Billerud Aktibolag AB	13,700	97,716
BioGaia AB *	5,600	32,288
Biotage AB *	26,000	27,229
Biovitrum AB *	6,544	56,955
Brostrom AB	18,200	151,222
Cardo AB	7,000	162,664
Clas Ohlson AB, Series B	2,475	30,220
Cloetta Fazer AB	2,400	79,725
Concordia Maritime AB, Series B	2,200	5,616
D. Carnegie & Company AB	30,200	224,004
Elekta AB, Series B	23,800	406,331
Enea AB *	55,242	226,843
Eniro AB	15,700	55,428
Fagerhult AB	749	14,540
G & L Beijer AB	1,500	30,154
Gunnebo AB	8,726	44,435
Hakon Invest AB	15,164	187,982
Haldex AB	6,500	66,079
Hemtex AB	4,200	23,262
HIQ International AB	15,600	58,171
Hoganas AB, Series B	9,700	148,105
Holmen AB, Series B	17,900	582,440
Industrial & Financial Systems AB	7,500	52,088
Indutrade AB	5,380	89,747
Intrum Justitia AB	15,700	168,880
JM AB	20,738	169,501
KappAhl Holding AB *	11,842	62,247
Lagercrantz AB	8,000	30,974
Lindab International AB	18,675	227,777
Medivir AB *	5,800	43,576
Mekonomen AB	2,150	24,586
Micronic Laser Systems AB *	15,000	37,923
Munters AB	14,850	106,420
NCC AB	21,060	208,639
Net Insight AB *	90,000	48,941
New Wave Group AB, Series B	4,600	12,515
Nibe Industrier AB, Series B	16,600	115,900
Nobia AB	43,200	140,312
Nolato AB, Series B	8,000	58,132
OEM International AB, Series B	12,688	71,173
ORC Software AB	2,000	25,501
PA Resources AB *	33,503	172,433
PartnerTech AB *	1,600	7,302
Peab AB, Series B	23,400	124,480
Peab Industri AB	7,200	51,685
Proffice AB *	10,000	22,949
Q-Med AB	9,200	40,512
Rederi AB Transatlantic, Series B	9,600	50,302
Rezidor Hotel Group AB	24,400	71,461
RNB Retail & Brands AB	5,416	6,462
RNB Retail & Brands AB *	5,416	5,906
Semcon AB *	3,600	20,588
Sensys Traffic AB *	58,000	26,666
Sintercast AB *	600	9,117

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Sweden (continued)
Skanditek Industriforvaltning AB	16,840	$45,475
SkiStar AB, Series B	6,100	64,274
Studsvik AB	1,000	16,461
Sweco AB, Series B	9,800	71,285
Teleca AB, Series B *	6,800	3,868
TradeDoubler AB	4,425	38,610
Trelleborg AB, Series B	27,400	381,997

		6,552,428
Switzerland - 4.86%
Advanced Digital Broadcast Holdings SA *	1,315	43,002
Affichage Holding AG	309	46,328
AFG Arbonia-Forster Holding AG	425	74,632
Allreal Holding AG	2,480	280,900
Aryzta AG *	1,404	56,824
Ascom Holding AG *	7,365	61,558
Bachem Holding AG	948	74,999
Bank Coop AG	2,577	175,681
Bank Sarasin & Compagnie AG, Series B	10,501	402,144
Banque Cantonale de Geneve	201	43,891
Banque Cantonale Vaudoise, Series B *	745	222,678
Banque Privee Edmond de Rothschild SA	3	91,497
Basilea Pharmaceutica AG *	1,837	272,105
Basler Kantonalbank	1,924	198,324
Belimo Holding AG	105	93,492
Bell Holding AG	33	50,287
Berner Kantonalbank *	981	200,392
Bobst Group AG	2,662	137,027
Bossard Holding AG	544	31,265
Bucher Industries AG	1,812	243,390
Burckhardt Compression Holding AG	572	111,547
Card Guard AG *	1,181	10,243
Centralschweizerische Kraftwerke AG	288	136,333
Charles Voegele Holding AG *	2,587	121,228
Ciba Holding AG	14,178	606,836
Cicor Technologies *	258	11,147
Clariant AG *	84,649	824,332
Conzzeta Holding AG	97	208,806
Cytos Biotechnology AG *	886	36,770
Daetwyler Holding AG *	2,121	117,634
Dufry Group	1,841	85,074
Elektrizitaets-Gesellschaft Laufenburg AG	76	84,505
Emmi AG	496	55,380
EMS-Chemie Holding AG	2,960	347,143
Energiedienst Holding AG *	3,293	174,631
Feintool International Holding AG	55	15,198
Flughafen Zuerich AG	1,336	430,837
Forbo Holding AG *	519	207,098
Galenica Holding AG	1,441	515,301
Georg Fischer AG *	1,197	430,492
Gurit Heberlein AG	364	301,986
Helvetia Patria Holding AG	1,659	415,878
Industrieholding Cham AG *	108	29,701
Interroll Holding AG *	136	42,553
Jelmoli Holding AG *	163	361,296
Kaba Holding AG, Series B	596	157,338
Kardex AG *	1,452	64,788

The accompanying notes are an integral part of the financial statements.
233

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Switzerland (continued)
Komax Holding AG	777	$87,092
Kudelski SA	10,698	132,241
Kuoni Reisen Holding AG, Series B	1,959	756,790
LEM Holding SA	52	12,069
Luzerner Kantonalbank	1,292	288,715
Meyer Burger Technology AG *	581	128,605
Micronas Semiconductor Holding AG *	4,571	27,324
Mikron Holding AG *	3,163	25,913
Mobilezone Holding AG	10,362	69,129
Mobimo Holding AG *	1,098	171,417
Orell Fuessli Holding AG	214	35,643
Phoenix Mecano AG	228	84,943
Precious Woods Holding AG *	1,074	73,208
PubliGroupe SA	418	62,058
Quadrant AG *	638	61,725
Rieter Holding AG	1,117	339,909
Romande Energie Holding SA	145	328,867
Schaffner Holding AG *	40	8,222
Schulthess Group AG	1,003	50,626
Schweiter Technologies AG	188	72,192
Schweizerhall Holding AG	579	111,745
Schweizerische
National-Versicherungs-Gesellschaft AG *	191	116,708
Sia Abrasives Holding AG	131	45,228
Siegfried Holding AG	618	81,681
St. Galler Kantonalbank	884	365,524
Swissfirst AG	1,752	78,713
Swisslog Holding AG *	27,798	20,427
Swissmetal Holding AG *	648	9,914
Swissquote Group Holding SA *	1,240	36,815
Tamedia AG	451	44,932
Tecan Group AG *	2,488	125,120
Temenos Group AG *	17,212	328,119
Tornos SA *	2,482	17,364
Valiant Holding AG	4,156	735,447
Valora Holding AG	1,060	199,980
Vaudoise Assurances Holding SA	317	52,166
Verwaltungs & Privat Bank AG	3,265	526,724
Vontobel Holding AG	9,372	300,764
VZ Holding AG	1,421	77,865
WMH Walter Meier AG, Series A *	178	20,704
Ypsomed Holding AG *	852	60,827
Zehnder Group AG	69	66,310
Zuger Kantonalbank	8	25,651

		14,969,907
Taiwan - 0.00%
Ya Hsin Industrial Company, Ltd. *	138,000	0

United Kingdom - 16.10%
A.G. Barr PLC	1,500	27,468
Abacus Group PLC	13,889	4,731
Aberdeen Asset Management PLC	215,184	493,119
AbitibiBowater, Inc. *	1,865	7,308
AEA Technology PLC *	19,508	13,526
Aegis Group PLC	295,765	495,607
Aga Rangemaster Group PLC *	20,108	52,703
Aggreko PLC	47,192	464,192

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Air Partner PLC	661	$8,075
Alexon Group PLC	6,881	3,548
Alizyme PLC *	22,479	5,895
Amlin PLC	150,400	860,602
Anglo Pacific Group PLC	39,045	99,195
Anglo-Eastern Plantations PLC	8,092	57,002
Anite Group PLC	66,831	38,735
Antisoma PLC *	82,864	29,477
Arena Leisure PLC	107,875	57,753
Aricom PLC *	254,459	115,687
Ark Therapeutics Group PLC *	10,755	11,024
Arm Holdings PLC, ADR	127,972	665,454
Arriva PLC	59,967	744,574
Ashtead Group PLC	166,839	200,826
Aveva Group PLC	17,406	358,902
Avis Europe PLC *	71,985	12,158
Axis-Shield PLC *	6,528	33,483
Axon Group PLC	11,511	140,860
Babcock International Group PLC	51,971	467,015
BBA Aviation PLC	117,889	242,563
Beazley Group PLC	113,221	241,548
Bellway PLC	36,551	356,194
Benfield Group, Ltd.	42,693	257,236
Berkeley Group Holdings PLC *	25,606	349,883
Bespak PLC	3,566	33,791
Biocompatibles International PLC *	10,935	27,314
Blacks Leisure Group PLC	8,616	14,449
Bloomsbury Publishing PLC	13,378	35,888
BlueBay Asset Management	7,734	33,691
Bodycote International PLC	123,466	351,528
Bovis Homes Group PLC	38,337	261,260
BPP Holdings PLC	7,447	60,417
Braemar Seascope Group PLC	5,361	32,882
Brammer PLC	8,722	30,516
Brewin Dolphin Holdings PLC	48,637	109,445
Brit Insurance Holdings PLC	96,695	316,175
British Polythene Industries PLC	4,443	17,061
Britvic PLC	50,031	182,161
BSS Group PLC	37,753	156,520
BTG PLC *	36,919	92,445
Business Post Group PLC	2,978	16,451
Capital & Regional PLC	19,662	60,258
Care UK PLC	14,047	87,611
Carillion PLC	105,180	491,414
Carpetright PLC	10,746	116,240
Castings PLC	6,705	27,917
Catlin Group, Ltd.	81,228	509,153
Centaur Media PLC	36,430	33,517
Ceramic Fuel Cells PLC *	40,600	10,466
Charles Taylor Consulting PLC	6,425	24,678
Charter PLC	11,570	128,967
Chemring Group PLC	10,411	384,484
Chesnara PLC	23,850	49,830
Chime Communications PLC	12,187	18,417
Chloride Group PLC	45,330	156,914
Chrysalis Group PLC *	8,648	17,297

The accompanying notes are an integral part of the financial statements.
234

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Clarkson PLC	2,479	$33,786
Clinton Cards PLC	33,476	20,979
Close Brothers Group PLC	49,279	496,955
Collins Stewart PLC	64,291	75,031
Colt Telecom Group PLC *	86,733	156,859
Communisis PLC	31,511	26,670
Computacenter PLC	33,966	59,826
Connaught PLC	29,606	199,438
Cookson Group PLC	27,938	235,220
Corin Group PLC	4,523	9,674
Costain Group PLC	151,942	62,090
Cranswick PLC	13,861	160,380
Creston PLC	10,587	9,374
Croda International PLC	33,925	369,812
CSR PLC *	38,560	181,454
D.S. Smith PLC	71,346	138,362
Dairy Crest Group PLC	37,175	266,852
Dana Petroleum PLC *	12,741	271,570
Davis Service Group PLC	47,361	228,701
Dawson Holdings PLC	18,986	17,674
De La Rue PLC	37,325	606,062
Debenhams PLC	234,142	206,244
Dechra Pharmaceuticals PLC	11,934	86,724
Delta PLC	17,178	32,736
Development Securities PLC	8,899	61,758
Devro PLC	35,231	48,856
Dicom Group PLC	5,781	19,208
Dignity PLC	17,523	218,642
Dimension Data Holdings PLC	464,122	345,673
Diploma PLC	25,779	70,368
Dixons Group PLC	536,617	467,100
Domino Printing Sciences PLC	25,543	94,455
DTZ Holdings PLC	17,490	39,870
Dunelm Group PLC	12,762	31,164
E2V Technologies PLC	17,360	74,227
Electrocomponents PLC	122,867	363,617
Elementis PLC	118,235	139,732
Emerald Energy PLC *	12,772	88,383
Ennstone PLC	84,550	13,615
Enodis PLC	37,756	212,576
Entertainment Rights PLC *	100,576	4,882
Euromoney Institutional Investor PLC	11,128	64,735
Evolution Group PLC	47,411	80,924
F&C Asset Management PLC	60,938	82,437
Fenner PLC	48,284	152,640
Filtrona PLC	63,694	185,545
Findel PLC	12,673	23,163
Forth Ports PLC	10,459	266,713
Fortune Oil PLC *	359,509	56,885
French Connection Group PLC	8,047	10,152
Fuller Smith & Turner PLC	9,317	63,579
Galiform PLC	201,168	93,811
Galliford Try PLC	45,150	36,484
Game Group PLC	87,537	322,292
Genus PLC	17,877	240,446
Go-Ahead Group PLC	10,089	299,802

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Goldshield Group PLC	5,053	$20,213
Grafton Group PLC *	64,391	296,113
Greene King PLC	26,500	217,890
Greggs PLC	1,886	106,486
Halfords Group PLC	59,286	275,599
Halma PLC	114,455	404,121
Hampson Industries PLC	31,612	73,178
Hansard Global PLC	6,816	15,258
Hardy Oil & Gas PLC *	17,497	119,615
Hardy Underwriting Bermuda, Ltd.	10,427	47,390
Hays PLC	145,629	210,871
Headlam Group PLC	24,938	97,556
Helical Bar PLC	25,872	140,772
Helphire PLC	31,687	79,533
Helphire PLC *	9,320	463,933
Henderson Group PLC	182,602	360,299
Henry Boot PLC	26,180	37,701
Highway Insurance Holdings PLC	28,215	35,402
Hikma Pharmaceuticals PLC	33,636	241,971
Hill & Smith Holdings PLC	11,574	53,282
Hiscox PLC	124,527	547,472
HMV Group PLC	126,205	289,005
Hochschild Mining PLC	30,813	139,898
Holidaybreak PLC	10,457	60,053
Homeserve PLC	33,099	879,047
Hunting PLC	25,324	278,663
Huntsworth PLC	20,523	16,054
Hyder Consulting PLC	4,872	26,668
IG Group Holdings PLC	86,631	492,385
Imagination Technologies Group PLC *	25,207	31,621
IMI PLC	51,784	349,400
Imperial Energy Corp. PLC *	27,560	504,223
Informa PLC	83,299	469,776
Inmarsat PLC	30,146	263,551
Innovation Group PLC	55,629	5,141
Intec Telecom Systems PLC *	38,573	30,860
Intermediate Capital Group PLC	26,294	576,254
International Personal Finance PLC	73,244	328,032
Interserve PLC	39,455	213,241
Intertek Group PLC	21,026	315,165
IP Group PLC *	9,711	15,843
ITE Group PLC	47,710	103,470
J.D. Wetherspoon PLC	21,465	90,245
James Fisher & Sons PLC	9,920	89,451
Jardine Lloyd Thompson Group PLC	44,889	358,171
JJB Sports PLC	57,427	45,792
JKX Oil & Gas PLC	20,877	104,254
John Menzies PLC	5,446	25,900
Johnston Press PLC	60,514	34,735
Keller Group PLC	21,691	259,370
Kesa Electricals PLC	159,417	318,229
Kier Group PLC	9,987	140,394
Kingston Communications PLC	103,770	39,285
Laird Group PLC	51,846	229,931
Laura Ashley Holdings PLC	103,488	30,358
Lavendon Group PLC	4,966	21,244

The accompanying notes are an integral part of the financial statements.
235

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Liontrust Asset Management PLC	5,181	$17,326
Logica PLC	65,221	127,606
Lookers PLC	28,870	23,867
Low & Bonar PLC	25,560	42,030
LSL Property Services PLC	8,683	11,269
Luminar Group Holdings PLC	10,211	34,001
M.J. Gleeson Group PLC	10,775	22,933
Manganese Bronze Holdings PLC	1,725	8,845
Marshalls PLC	40,436	112,196
Marston's PLC	54,212	153,166
McBride PLC	25,556	45,765
Meggitt PLC	23,350	78,570
Melrose PLC *	10,226	26,437
Melrose Resources PLC	11,314	70,763
Metalrax Group PLC	22,036	4,769
Michael Page International PLC	80,676	335,510
Micro Focus International PLC	31,600	161,182
Millennium & Copthorne Hotels PLC	58,069	254,987
Minerva PLC *	39,487	24,833
Misys PLC	130,460	287,629
Mitie Group PLC	84,151	312,298
Morgan Crucible Company PLC	80,489	227,508
Morgan Sindall PLC	9,946	79,351
Morse PLC	22,309	17,365
Mothercare PLC	28,064	173,421
Mouchel Parkman PLC	34,431	190,219
MWB Group Holdings PLC *	22,899	28,905
N. Brown Group PLC	48,216	191,498
National Express Group PLC	37,359	540,222
NCC Group, Ltd.	5,184	34,954
Northern Foods PLC	143,694	165,175
Northgate PLC	22,113	81,382
Northumbrian Water Group PLC	47,126	241,819
Novae Group PLC	20,287	109,094
Optos PLC *	3,748	6,652
Oxford Biomedica PLC *	63,470	8,655
Oxford Instruments PLC	15,262	62,883
Pace Micro Technology PLC *	26,813	39,972
Paypoint PLC	13,297	126,344
Pendragon PLC	167,620	26,663
Phoenix IT Group, Ltd.	443	1,377
Photo-Me International PLC	24,627	5,801
Pinewood Shepperton PLC	8,060	23,464
Premier Farnell PLC	96,858	284,574
Premier Foods PLC	20,682	27,768
Premier Oil PLC *	21,398	373,341
Prostrakan Group PLC *	4,855	7,965
Protherics PLC *	51,506	34,039
Provident Financial PLC	35,830	555,907
Psion PLC	28,332	34,209
Punch Taverns PLC	55,675	136,165
PZ Cussons PLC	73,210	233,331
Qinetiq PLC	147,723	549,512
Quintain Estates & Development PLC	37,319	135,305
Rank Group PLC *	113,522	144,504
Rathbone Brothers PLC	12,868	221,449

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Raymarine PLC	13,300	$26,081
REA Holdings PLC	4,098	26,901
Redrow PLC	53,463	156,022
Regus Group PLC	176,382	201,524
Renishaw PLC	11,125	149,959
Rensburg Sheppards PLC	5,301	47,913
Restaurant Group PLC	56,863	127,210
Ricardo PlC	6,139	35,520
Rightmove PLC	14,633	66,210
RM PLC	12,834	38,615
Robert Walters PLC	17,462	33,878
Robert Wiseman Dairies PLC	11,914	69,210
ROK PLC	42,866	58,469
Rotork PLC	22,047	368,349
Royalblue Group PLC	4,551	57,992
RPC Group PLC	19,953	42,504
RPS Group PLC	57,166	250,826
Salamander Energy PLC *	28,511	89,415
Savills PLC	34,337	161,227
Scott Wilson Group PLC	1,247	3,872
SDL PLC *	18,700	113,701
Senior PLC	107,160	163,292
Severfield Rowen PLC	7,716	30,673
Shanks Group PLC	68,130	233,179
Shore Capital Group PLC	22,807	9,330
SIG PLC	41,344	287,337
Skyepharma PLC *	1,272	3,329
SMG PLC *	183,030	31,257
Smiths News PLC	32,271	41,423
Soco International PLC *	10,043	267,550
Southern Cross Healthcare, Ltd.	49,230	91,333
Spectris PLC	35,112	419,905
Speedy Hire PLC	16,392	120,759
Spirax-Sarco Engineering PLC	19,991	325,295
Spirent Communications PLC, ADR	992	4,662
Spirent Communications PLC	159,964	194,883
Sportech PLC *	11,390	16,149
Sports Direct International	68,958	67,488
Spring Group PLC	29,401	20,528
SSL International PLC	50,020	403,312
St James's Place PLC	57,544	223,947
St. Ives Group PLC	27,252	47,602
St. Modwen Properties PLC	34,783	182,315
Stagecoach Group PLC	55,407	251,797
Sthree PLC	31,508	100,881
Taylor Nelson Sofres PLC	110,948	484,109
Taylor Woodrow PLC	319,578	207,044
TDG PLC	7,411	32,807
Ted Baker PLC	2,232	14,004
Telecom Plus PLC	8,881	52,732
Thorntons PLC	11,977	24,644
Tomkins PLC, SADR	19,429	215,079
Topps Tiles PLC	36,666	38,020
Town Centre Securities PLC	2,701	7,011
Travis Perkins PLC	34,597	331,494
Tribal Group PLC	7,453	17,020

The accompanying notes are an integral part of the financial statements.
236

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Trinity Mirror PLC	82,822	$125,864
TT electronics PLC	25,513	40,264
Tullett Prebon PLC	47,031	231,570
UK Coal PLC *	34,721	213,311
Ultra Electronics Holdings PLC	17,386	394,086
Umeco PLC	9,896	66,902
Uniq PLC	31,402	47,715
United Business Media, Ltd.	36,301	319,769
UTV Media PLC	14,284	32,100
Vectura Group PLC *	70,911	59,088
Venture Production PLC	34,537	378,341
Vernalis PLC *	40,104	2,424
Victrex PLC	20,052	256,906
Vitec Group PLC	6,764	42,076
VP PLC	637	1,972
VT Group PLC	48,724	456,645
W.S. Atkins PLC	27,965	364,406
Weir Group PLC	35,685	391,828
WH Smith PLC	46,985	319,933
White Young Green PLC	6,872	25,210
William Hill PLC	92,152	388,583
Wilmington Group PLC	8,076	25,757
Wincanton PLC	36,192	121,449
Wolfson Microelectronics PLC *	25,331	49,200
Woolworths Group PLC	185,655	13,197
WSP Group PLC	17,756	105,601
Xaar PLC	17,576	25,664
Xchanging PLC	73,161	327,148
Yell Group PLC	163,299	225,973
Yule Catto & Company PLC	50,811	115,883

		49,585,299
United States - 0.57%
Almaden Minerals Ltd *	500	550
Arawak Energy, Ltd. *	13,900	15,673
Aurora Oil and Gas, Ltd. *	34,600	8,613
Berens Energy, Ltd. *	15,800	12,174
Canadian Gold Hunter Corp. *	4,900	4,144
Candente Resource Corp. *	18,800	9,716
Cardero Resource Corp. *	7,100	10,541
Cinch Energy Corp. *	11,200	13,997
City Telecom HK, Ltd.	1,717	5,408
Diagnocure, Inc. *	9,800	16,391
Eastmain Resources, Inc. *	22,100	24,919
Easyhome, Ltd.	2,400	31,571
EGI Financial Holdings, Inc.	2,300	21,287
Fairborne Energy, Ltd. *	19,300	169,561
Far West Mining, Ltd. *	11,112	25,581
Fortune Minerals, Ltd. *	2,450	2,348
GBS Gold International, Inc. *	13,800	194
Glacier Media, Inc. *	19,700	57,383
Glentel, Inc.	3,700	31,290
Globestar Mining Corp. *	21,900	15,228
Great Panther Resources, Ltd. *	25,100	15,566
Hemisphere GPS, Inc. *	9,600	25,347
Hillsborough Resources, Ltd. *	24,400	11,005
Inter-Citic Minerals, Inc. *	15,500	7,282

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United States (continued)
Intrinsyc Software International, Inc. *	15,491	$3,129
Isotechnika, Inc. *	33,700	6,333
James Hardie Industries NV	2,488	51,925
Magellan Aerospace Corp. *	580	1,689
Marsulex, Inc.	2,100	22,199
Matrikon, Inc.	2,800	9,603
Minco Silver Corp. *	9,800	8,748
Open Range Energy Corp. *	3,700	10,395
Parkbridge Lifestyles Communities, Inc. *	7,330	35,057
PDX Resources Inc *	8,400	19,338
Pelangio Exploration Inc *	8,400	868
Profound Energy, Inc. *	7,300	18,794
Prometic Life Sciences, Inc. *	33,411	6,122
Pure Energy Services, Ltd. *	3,900	14,988
Queenston Mining, Inc. *	7,200	11,163
Questerre Energy Corp. *	47,700	96,812
Signet Jewelers, Ltd. *	25,766	602,415
St Andrew Goldfields Ltd *	4,000	1,203
Technicoil Corp. *	14,800	8,066
Tesco Corp. *	8,000	167,520
TUSK Energy Corp. *	23,605	35,710
Virginia Mines Inc *	7,300	25,722
Webtech Wireless, Inc. *	8,700	20,028
Westport Innovations, Inc. *	4,057	37,081

		1,750,677

TOTAL COMMON STOCKS (Cost $425,960,180)		$305,167,760

PREFERRED STOCKS - 0.01%

Australia - 0.01%
Village Roadshow, Ltd. (i)	14,479	13,889

United Kingdom - 0.00%
REA Holdings PLC *	164	309

TOTAL PREFERRED STOCKS (Cost $35,347)		$14,198

WARRANTS - 0.00%

Australia - 0.00%
Beach Petroleum, Ltd.
(Expiration Date 06/30/2010, Strike
Price AUD 2.00) *	1	0
Buru Energy, Ltd. *	10,523	49

		49
Canada - 0.00%
Tembec, Inc.
(Expiration Date 02/29/2012, Strike
Price CAD 1.65) *	2,543	239

Hong Kong - 0.00%
Asia Standard International Group
(Expiration Date 12/31/2008) *	403,200	0
Golden Resorts Group, Ltd.
(Expiration Date 06/09/2010, Strike
Price HKD 0.35) *	166,000	214
ITC Properties Group Ltd *	736,000	309
Kantone Holdings, Ltd.
(Expiration Date 01/08/2009, Strike
Price HKD 0.81) *	101,587	131

The accompanying notes are an integral part of the financial statements.
237

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS (continued)

Hong Kong (continued)
Matsunichi Communication Holdings, Ltd.
(Expiration Date 08/22/2010, Strike
Price HKD 6.00) *	4,500	$374
PYI Corp., Ltd. *	52,679	14

		1,042
Singapore - 0.00%
Manhattan Resources, Ltd.
(Expiration Date 04/09/2011, Strike
Price SGD 0.70) *	18,300	0

Switzerland - 0.00%
Precious Woods Holding AG
(Expiration Date 10/31/2008, Strike
Price CHF 82.00) *	470	17

TOTAL WARRANTS (Cost $5,843)		$1,347

RIGHTS - 0.00%

Australia - 0.00%
Gunns, Ltd. *	89,907	0

France - 0.00%
LVL Medical Groupe SA (Expiration Date
06/02/2008, Strike Price EUR 1.00) *	1,337	19
Stef-TFE Group (Expiration Date 07/09/2008,
Strike Price EUR 221.00) *	1,368	19

		38

Spain - 0.00%
Tecnocom Telecomunicaciones & Energia, *	8,719	3,437

United Kingdom - 0.00%
Skyepharma PLC *	2,188	0

TOTAL RIGHTS (Cost $3,652)		$3,475

CORPORATE BONDS - 0.00%

Denmark - 0.00%
Nordea Kredit Realkreditaktieselskab, Series ANN
4.00% due 01/01/2038	3,794	9,240

TOTAL CORPORATE BONDS (Cost $13,392)		$9,240

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 0.99%
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	$3,053,287	$3,053,287

TOTAL SHORT TERM INVESTMENTS
(Cost $3,053,287)		$3,053,287

Total Investments (International Small Company Trust)
(Cost $429,071,701) - 100.11%		$308,249,307
Liabilities in Excess of Other Assets - (0.11)%		(324,680)

TOTAL NET ASSETS - 100.00%		$307,924,627

The portfolio had the following five top industry concentrations as of September 30, 2008 (as a percentage of total net assets):

Building Materials & Construction	5.59%
Banking	5.32%
Food & Beverages	4.64%
Chemicals	3.95%
Business Services	3.91%

International Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.68%

Austria - 0.96%
Telekom Austria AG	671,200	$11,809,628

Belgium - 1.12%
Belgacom SA	366,810	13,820,074

Canada - 0.46%
Biovail Corp.	602,600	5,718,825

China - 0.34%
China Telecom Corp., Ltd. - Hong Kong
Exchange (a)	10,072,427	4,133,653

Finland - 1.95%
Stora Enso Oyj, Series R	1,064,551	10,401,835
UPM-Kymmene Oyj	878,064	13,699,864

		24,101,699
France - 11.20%
AXA Group SA	834,891	27,329,630
France Telecom SA	1,378,016	38,652,811
Sanofi-Aventis SA	520,553	34,224,016
Thomson SA *	1,760,620	6,292,250
Total SA	359,746	21,854,536
Vivendi SA	319,010	10,001,190

		138,354,433
Germany - 7.49%
Bayerische Motoren Werke (BMW) AG	308,986	11,976,532
Deutsche Post AG	639,141	13,335,363
Infineon Technologies AG *	1,605,710	8,914,730
Muenchener Rueckversicherungs-
Gesellschaft AG	120,454	18,169,866
SAP AG	393,520	20,958,450
Siemens AG	205,441	19,162,919

		92,517,860

The accompanying notes are an integral part of the financial statements.
238

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong - 1.11%
Hutchison Whampoa, Ltd.	1,788,031	$13,733,046

Israel - 1.57%
Check Point Software Technologies, Ltd. *	854,331	19,427,487

Italy - 2.92%
Autogrill SpA (a)	604,916	6,868,352
Eni SpA	683,757	18,123,705
UniCredito Italiano SpA	2,960,617	11,070,767

		36,062,824
Japan - 6.97%
Aiful Corp. (a)	428,649	3,316,629
Mitsubishi UFJ Financial Group, Inc.	1,653,000	14,414,572
NGK Spark Plug Company, Ltd.	977,000	9,511,282
Olympus Optical Company, Ltd.	348,000	10,171,244
Promise Company, Ltd.	270,600	5,236,153
Sony Corp. *	430,104	13,263,374
Toyota Motor Corp.	222,500	9,512,425
USS Company, Ltd.	321,680	20,688,937

		86,114,616
Netherlands - 5.21%
ING Groep NV	1,190,112	25,513,355
Koninklijke (Royal) Philips Electronics NV	545,165	14,791,728
Randstad Holdings NV	315,290	8,290,407
Reed Elsevier NV	1,059,382	15,715,919

		64,311,409
Norway - 2.51%
Aker Kvaerner ASA	498,940	8,079,500
Norske Skogindustrier ASA * (a)	1,790,298	7,396,305
Telenor ASA	1,248,445	15,546,199

		31,022,004
Singapore - 2.97%
Flextronics International, Ltd. *	1,739,840	12,318,067
Singapore Telecommunications, Ltd. (a)	6,599,000	15,083,550
Venture Corp., Ltd.	1,696,311	9,228,757

		36,630,374
South Korea - 2.75%
KT Corp., SADR	323,078	5,424,479
Samsung Electronics Company, Ltd.	62,253	28,527,648

		33,952,127
Spain - 1.96%
Telefonica SA	1,018,867	24,226,170

Sweden - 2.17%
Ericsson LM, Series B	1,596,064	15,157,480
Niscayah Group AB	2,879,791	4,098,214
Securitas AB, Series B (a)	672,911	7,579,631

		26,835,325
Switzerland - 6.70%
Adecco SA	483,850	21,019,185
Nestle SA	422,410	18,255,506
Novartis AG	415,350	21,867,983
Swiss Re	233,121	12,939,488
UBS AG *	506,990	8,665,691

		82,747,853

International Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan - 6.47%
Chunghwa Telecom Company, Ltd., ADR *	839,500	$19,870,965
Compal Electronics, Inc., GDR (g)	449,887	1,417,145
Compal Electronics, Inc.	11,968,648	8,766,879
Lite-On Technology Corp.	17,891,103	15,630,016
Mega Financial Holding Company, Ltd.	38,710,000	17,750,708
Taiwan Semiconductor
Manufacturing Company, Ltd.	9,806,192	16,445,292

		79,881,005
United Kingdom - 27.87%
Aviva PLC	1,938,370	16,860,383
BAE Systems PLC	849,301	6,260,987
BP PLC	3,385,565	28,195,982
British Sky Broadcasting Group PLC	1,792,093	13,333,026
Centrica PLC	3,071,320	17,281,558
Compass Group PLC	2,531,727	15,701,787
GlaxoSmithKline PLC	1,305,464	28,279,867
Group 4 Securicor PLC	6,706,810	24,253,353
HBOS PLC	614,430	1,394,005
HSBC Holdings PLC	1,915,120	30,983,316
Kingfisher PLC	8,758,450	20,879,691
Marks & Spencer Group PLC	1,800,300	6,575,886
Old Mutual PLC	9,667,160	13,531,312
Pearson PLC	1,064,731	11,535,035
Persimmon PLC	2,635,640	19,177,480
Premier Foods PLC	2,445,409	3,283,195
Rentokil Initial PLC	6,208,418	7,702,782
Royal Bank of Scotland Group PLC	5,496,404	17,730,932
Royal Dutch Shell PLC, B Shares	781,726	21,960,896
Tesco PLC	1,117,730	7,773,795
Unilever PLC	239,790	6,520,094
Vodafone Group PLC	11,324,238	25,008,785

		344,224,147
United States - 2.98%
ACE, Ltd.	395,542	21,410,689
Invesco, Ltd.	267,977	5,622,157
KB Financial Group, Inc. * (a)	212,007	9,686,600
Nortel Networks Corp. *	7,401	16,578

		36,736,024

TOTAL COMMON STOCKS (Cost $1,441,671,970)		1,206,360,583

SHORT TERM INVESTMENTS - 3.40%
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	$31,995,791	$31,995,791

The accompanying notes are an integral part of the financial statements.
239

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

International Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
Paribas Corp.
6.00% due 10/01/2008	$10,010,000	$10,010,000

TOTAL SHORT TERM INVESTMENTS
(Cost $42,005,791)		$42,005,791

Total Investments (International Value Trust)
(Cost $1,483,677,761) - 101.08%		$1,248,366,374
Liabilities in Excess of Other Assets - (1.08)%		(13,353,058)

TOTAL NET ASSETS - 100.00%		$1,235,013,316

The portfolio had the following five top industry concentrations as of September 30, 2008 (as a percentage of total net assets):

Telecommunications Equipment & Services	15.28%
Insurance	10.99%
Electronics	6.84%
Financial Services	6.42%
Pharmaceuticals	5.52%

Investment Quality Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 30.20%

Treasury Inflation-Protected
Securities (d) - 2.26%
2.375% due 01/15/2025	$9,742,196	$9,439,272

U.S. Treasury Bonds - 19.30%
6.00% due 02/15/2026	350,000	415,297
7.50% due 11/15/2016	4,725,000	5,937,997
7.875% due 02/15/2021	17,256,000	23,197,189
8.125% due 08/15/2021	8,477,000	11,662,495
8.125% due 08/15/2019 ****	8,000,000	10,736,872
8.75% due 08/15/2020	20,150,000	28,601,978

		80,551,828

U.S. Treasury Notes - 8.64%
3.125% due 08/31/2013	27,325,000	27,534,200
3.375% due 11/30/2012	8,300,000	8,499,715

		36,033,915

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $121,104,977)		$126,025,015

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.04%

Federal Home Loan Mortgage Corp. - 0.88%
4.00% due 11/15/2019	864,735	795,740
6.50% due 04/01/2029 to 08/01/2034	156,536	161,337
6.625% due 09/15/2009	2,595,000	2,673,257
7.50% due 06/01/2010 to 05/01/2028	42,403	44,953

		3,675,287

Federal National Mortgage
Association - 4.57%
4.654% due 06/01/2013	1,146,624	1,143,853
4.917% due 02/01/2013	1,669,092	1,683,402
5.00% due 03/01/2019 to 06/01/2019	7,816,957	7,808,961
5.629% due 12/01/2011	1,318,222	1,352,398

Investment Quality Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal National Mortgage
Association (continued)
5.953% due 11/01/2011		$701,967	$729,448
6.085% due 10/01/2011		908,660	940,981
6.095% due 03/01/2012		541,976	566,956
6.50% due 02/01/2036		193,967	199,233
6.625% due 09/15/2009		3,400,000	3,502,533
6.864% due 05/01/2012		1,074,599	1,117,265
7.00% due 06/01/2029		2,476	2,586

			19,047,616

Government - 0.13%
7.498% due 08/01/2011		519,000	536,084

Government National Mortgage
Association - 0.46%
6.00% due 01/15/2009 to 04/15/2035		474,408	484,125
6.50% due 05/15/2009 to 02/15/2035		216,252	226,598
7.00% due 11/15/2031 to 10/15/2034		1,139,713	1,197,856
8.00% due 07/15/2030 to 10/15/2030		22,507	24,411

			1,932,990

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $26,568,700)			$25,191,977

FOREIGN GOVERNMENT OBLIGATIONS - 0.88%
Brazil - 0.88%
Federative Republic of Brazil
6.00% due 08/15/2010	BRL	1,950,000	1,728,980
10.00% due 01/01/2017		4,500,000	1,944,809

			3,673,789

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $4,261,065)			$3,673,789

CORPORATE BONDS - 41.52%

Basic Materials - 1.57%
Agrium, Inc.
7.125% due 05/23/2036		$750,000	730,239
Airgas, Inc.
7.125% due 10/01/2018 (g)		30,000	29,250
Alcan, Inc.
6.45% due 03/15/2011		81,000	83,082
ArcelorMittal
5.375% due 06/01/2013 (g)		425,000	401,497
6.125% due 06/01/2018 (g)		1,100,000	974,722
Corporacion Nacional Del Cobre de Chile -
CODELCO
6.375% due 11/30/2012 (g)		335,000	345,532
Cytec Industries, Inc.
6.00% due 10/01/2015		1,250,000	1,211,201
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015		35,000	34,387
8.375% due 04/01/2017		85,000	83,725
Georgia-Pacific Corp.
7.00% due 01/15/2015 (g)		120,000	109,200
IMC Global, Inc.
7.30% due 01/15/2028		22,000	21,512
Inco, Ltd.
5.70% due 10/15/2015		217,000	199,270

The accompanying notes are an integral part of the financial statements.
240

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Basic Materials (continued)
International Paper Company
7.40% due 06/15/2014	$1,215,000	$1,216,864
International Steel Group, Inc.
6.50% due 04/15/2014	30,000	30,468
Mosaic Company
7.375% due 12/01/2014 (g)	25,000	25,882
7.625% due 12/01/2016 (g)	20,000	20,435
Novelis, Inc.
7.25% due 02/15/2015	22,000	19,140
Terra Capital, Inc., Series B
7.00% due 02/01/2017	15,000	14,250
United States Steel Corp.
6.05% due 06/01/2017	30,000	26,069
7.00% due 02/01/2018	30,000	27,083
Weyerhaeuser Company
6.75% due 03/15/2012	692,000	683,929
7.95% due 03/15/2025	260,000	247,816

		6,535,553

Communications - 6.22%
Ameritech Capital Funding Corp.
6.45% due 01/15/2018	952,000	970,761
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	606,000	637,960
8.125% due 05/01/2012	364,000	388,235
8.75% due 03/01/2031	703,000	777,279
AT&T, Inc.
5.50% due 02/01/2018	475,000	422,997
6.30% due 01/15/2038	1,000,000	828,200
Bellsouth Corp.
4.75% due 11/15/2012	973,000	923,854
British Telecommunications PLC
5.15% due 01/15/2013	780,000	727,953
8.625% due 12/15/2010	519,000	542,438
Cablevision Systems Corp., Series B
8.00% due 04/15/2012	87,000	81,780
CanWest Media, Inc.
8.00% due 09/15/2012	40,000	33,400
Cingular Wireless LLC
7.125% due 12/15/2031	433,000	408,510
Citizens Communications Company
9.25% due 05/15/2011	83,000	83,000
Comcast Cable Communications
8.50% due 05/01/2027	556,000	576,136
Comcast Corp.
5.70% due 05/15/2018	545,000	475,702
Cox Communications, Inc.
5.875% due 12/01/2016 (g)	850,000	784,752
7.125% due 10/01/2012	532,000	542,037
CSC Holdings, Inc.
7.625% due 07/15/2018	44,000	38,280
Dex Media, Inc.
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013	48,000	22,080
8.00% due 11/15/2013	55,000	25,300
DirecTV Holdings LLC
6.375% due 06/15/2015	65,000	57,200
GCI, Inc.
7.25% due 02/15/2014	65,000	56,550

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Communications (continued)
HSN, Inc.
11.25% due 08/01/2016 (g)	$25,000	$23,750
Liberty Media Corp.
5.70% due 05/15/2013	26,000	21,625
7.75% due 07/15/2009	285,000	285,534
7.875% due 07/15/2009	31,000	31,096
8.25% due 02/01/2030	18,000	12,146
LIN Television Corp.
6.50% due 05/15/2013	15,000	11,700
LIN Television Corp., Series B
6.50% due 05/15/2013	18,000	14,040
Mediacom Broadband LLC
8.50% due 10/15/2015	78,000	64,350
News America Holdings, Inc.
7.75% due 01/20/2024	622,000	619,180
9.25% due 02/01/2013	701,000	748,822
Quebecor Media, Inc.
7.75% due 03/15/2016	55,000	48,125
7.75% due 03/15/2016	15,000	13,125
Qwest Corp.
7.50% due 10/01/2014	80,000	69,200
R.H. Donnelley Corp.
6.875% due 01/15/2013	70,000	27,300
Rogers Cable, Inc.
6.25% due 06/15/2013	400,000	400,020
Rogers Wireless, Inc.
9.625% due 05/01/2011	178,000	190,747
Scholastic Corp.
5.00% due 04/15/2013	230,000	192,050
Shaw Communications, Inc.
8.25% due 04/11/2010	31,000	30,845
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012	17,000	16,405
Sprint Capital Corp.
6.90% due 05/01/2019	15,000	11,625
Sprint Nextel Corp.
6.00% due 12/01/2016	18,000	13,860
TCI Communications, Inc.
8.75% due 08/01/2015	692,000	734,915
Telecom Italia Capital SA
5.25% due 11/15/2013	650,000	576,673
6.00% due 09/30/2034	447,000	313,177
6.20% due 07/18/2011	1,270,000	1,270,368
Telefonica Emisones SAU
7.045% due 06/20/2036	575,000	520,059
Thomson Reuters Corp.
6.50% due 07/15/2018	225,000	215,182
Time Warner Cable, Inc.
5.85% due 05/01/2017	1,895,000	1,669,567
6.55% due 05/01/2037	450,000	364,450
Time Warner Companies, Inc.
7.25% due 10/15/2017	390,000	357,945
Time Warner, Inc.
7.70% due 05/01/2032	1,298,000	1,134,114
Verizon Communications, Inc.
5.55% due 02/15/2016	1,120,000	1,032,192
6.40% due 02/15/2038	675,000	563,368
6.90% due 04/15/2038	600,000	531,852
8.75% due 11/01/2021	865,000	885,340

The accompanying notes are an integral part of the financial statements.
241

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Communications (continued)
Viacom, Inc.
6.125% due 10/05/2017	$1,300,000	$1,179,326
6.25% due 04/30/2016	757,000	681,762
6.625% due 05/15/2011	400,000	388,959
7.875% due 07/30/2030	625,000	516,352
Vodafone Group PLC
7.75% due 02/15/2010	714,000	735,906
Windstream Corp.
8.125% due 08/01/2013	10,000	9,500
8.625% due 08/01/2016	25,000	23,062

		25,954,018

Consumer, Cyclical - 1.81%
AMC Entertainment, Inc.
11.00% due 02/01/2016	40,000	39,400
American Airlines Pass Through Trust 2003-01
3.857% due 07/09/2010	121,864	113,242
Centex Corp.
7.875% due 02/01/2011	188,000	177,660
Continental Airlines, Inc., Series 974A
6.90% due 01/02/2018	700,643	616,566
Continental Airlines, Inc., Series 981A
6.648% due 09/15/2017	465,819	395,946
Continental Airlines, Inc., Series A
5.983% due 04/19/2022	15,000	11,550
Continental Airlines, Inc., Series B
6.903% due 04/19/2022	5,000	3,500
Continental Airlines, Inc., Series ERJ1
9.798% due 04/01/2021	58,066	40,646
CVS Caremark Corp.
6.125% due 08/15/2016	500,000	483,049
6.943% due 01/10/2030 (g)	572,584	542,208
D.R. Horton, Inc.
7.875% due 08/15/2011	825,000	742,500
9.75% due 09/15/2010	91,000	89,407
DaimlerChrysler NA Holding Corp.
8.50% due 01/18/2031	575,000	577,742
Federated Department Stores, Inc.
6.90% due 04/01/2029	519,000	405,848
K Hovnanian Enterprises, Inc.
11.50% due 05/01/2013 (g)	30,000	29,400
Lazy Days RV Center, Inc.
11.75% due 05/15/2012	21,000	9,030
Macys Retail Holdings, Inc.
5.875% due 01/15/2013	1,580,000	1,431,843
MGM Mirage, Inc.
6.00% due 10/01/2009	300,000	280,500
OED Corp./ Diamond Jo
8.75% due 04/15/2012	30,000	27,300
Pulte Homes, Inc.
8.125% due 03/01/2011	403,000	382,850
Rite Aid Corp.
10.375% due 07/15/2016	30,000	26,100
Seneca Gaming Corp.
7.25% due 05/01/2012	45,000	39,150
Southwest Airlines Company, Series 07-1
6.15% due 08/01/2022	734,724	698,869
Station Casinos, Inc.
6.00% due 04/01/2012	35,000	19,600

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Cyclical (continued)
TRW Automotive, Inc.
7.00% due 03/15/2014 (g)	$200,000	$165,000
Wyndham Worldwide Corp.
6.00% due 12/01/2016	185,000	157,855
Wynn Las Vegas LLC
6.625% due 12/01/2014	61,000	52,003

		7,558,764

Consumer, Non-cyclical - 4.07%
Allegiance Corp.
7.00% due 10/15/2026	87,000	82,570
Alliance One International, Inc.
11.00% due 05/15/2012	48,000	47,040
AmerisourceBergen Corp.
5.875% due 09/15/2015	1,260,000	1,138,046
Aramark Services, Inc.
8.50% due 02/01/2015	65,000	61,100
Avis Budget Car Rental LLC
7.625% due 05/15/2014	60,000	37,950
Cargill, Inc.
5.60% due 09/15/2012 (g)	1,285,000	1,269,562
Cia Brasileira de Bebidas
8.75% due 09/15/2013	550,000	587,812
10.50% due 12/15/2011	230,000	253,000
Community Health Systems, Inc.
8.875% due 07/15/2015	35,000	33,250
Constellation Brands, Inc.
7.25% due 09/01/2016	35,000	32,200
7.25% due 05/15/2017	35,000	32,200
Corrections Corp. of America
6.25% due 03/15/2013	30,000	28,050
6.75% due 01/31/2014	300,000	282,000
DaVita, Inc.
6.625% due 03/15/2013	13,000	12,350
7.25% due 03/15/2015	13,000	12,350
Deluxe Corp.
7.375% due 06/01/2015	170,000	144,500
Dr Pepper Snapple Group, Inc.
6.82% due 05/01/2018	295,000	284,751
Elan Finance PLC/Elan Finance Corp.
7.75% due 11/15/2011	75,000	67,875
8.875% due 12/01/2013	75,000	63,000
Erac USA Finance Company
8.00% due 01/15/2011 (g)	1,816,000	1,857,848
General Mills, Inc.
5.20% due 03/17/2015	445,000	426,993
HCA, Inc.
6.375% due 01/15/2015	15,000	11,812
7.875% due 02/01/2011	130,000	125,450
9.625% due 11/15/2016	80,000	76,000
Kellogg Company
4.25% due 03/06/2013	425,000	410,021
Kraft Foods, Inc.
6.125% due 02/01/2018	450,000	421,550
6.50% due 11/01/2031	1,064,000	925,044
Kroger Company
6.75% due 04/15/2012	671,000	686,909
Medco Health Solutions, Inc.
7.125% due 03/15/2018	415,000	420,521

The accompanying notes are an integral part of the financial statements.
242

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Non-cyclical (continued)
Miller Brewing Company
5.50% due 08/15/2013 (g)	$1,145,000	$1,129,576
Molson Coors Capital Financial
4.85% due 09/22/2010	113,000	113,453
Omnicare, Inc.
6.75% due 12/15/2013	20,000	18,150
6.875% due 12/15/2015	30,000	26,700
Philip Morris International, Inc.
5.65% due 05/16/2018	1,800,000	1,663,801
Procter & Gamble, Series A
9.36% due 01/01/2021	823,716	1,018,014
Quest Diagnostics, Inc.
5.45% due 11/01/2015	450,000	426,570
6.95% due 07/01/2037	635,000	608,333
Rental Service Corp.
9.50% due 12/01/2014	35,000	26,512
Reynolds American, Inc.
7.25% due 06/01/2013	295,000	303,143
7.30% due 07/15/2015	44,000	44,080
Service Corp. International
7.375% due 10/01/2014	10,000	9,100
7.625% due 10/01/2018	20,000	17,900
Smithfield Foods, Inc., Series B
7.75% due 05/15/2013	35,000	29,400
Tenet Healthcare Corp.
9.875% due 07/01/2014	80,000	78,000
Tyson Foods, Inc.
6.85% due 04/01/2016	400,000	330,000
United Rentals North America, Inc.
6.50% due 02/15/2012	50,000	41,750
UnitedHealth Group, Inc.
6.00% due 02/15/2018	1,375,000	1,243,840
Universal Hospital Services, Inc.
8.50% due 06/01/2015	25,000	23,312

		16,983,388

Diversified - 0.02%
Capmark Financial Group, Inc.
6.30% due 05/10/2017	220,000	86,447

Energy - 2.07%
Burlington Resources Finance Company
7.40% due 12/01/2031	541,000	570,688
Canadian Natural Resources, Ltd.
5.15% due 02/01/2013	350,000	325,948
6.45% due 06/30/2033	238,000	191,002
CenterPoint Energy Resources Corp.
6.125% due 11/01/2017	400,000	357,556
Chesapeake Energy Corp.
6.50% due 08/15/2017	65,000	56,875
6.625% due 01/15/2016	298,000	267,455
6.875% due 01/15/2016	5,000	4,563
7.50% due 09/15/2013	22,000	21,285
Delta Petroleum Corp.
7.00% due 04/01/2015	35,000	24,325
Dynegy Holdings, Inc.
7.125% due 05/15/2018	35,000	26,425
8.375% due 05/01/2016	50,000	43,500
El Paso Corp.
7.00% due 06/15/2017	30,000	26,801

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Energy (continued)
El Paso Natural Gas Company
5.95% due 04/15/2017	$85,000	$75,209
EnCana Corp.
5.90% due 12/01/2017	450,000	401,615
Halliburton Company
5.50% due 10/15/2010	593,000	610,383
Hornbeck Offshore Services, Inc.
6.125% due 12/01/2014	10,000	9,125
Kinder Morgan Energy Partners LP
7.125% due 03/15/2012	692,000	699,651
Kinder Morgan Finance Company
5.70% due 01/05/2016	70,000	60,200
Motiva Enterprises LLC
5.20% due 09/15/2012 (g)	952,000	979,848
Newfield Exploration Company
6.625% due 04/15/2016	25,000	22,250
NGPL PipeCo LLC
6.514% due 12/15/2012 (g)	1,850,000	1,852,997
OPTI Canada, Inc.
7.875% due 12/15/2014	45,000	39,825
Peabody Energy Corp.
6.875% due 03/15/2013	74,000	71,410
7.375% due 11/01/2016	290,000	278,400
PetroHawk Energy Corp.
9.125% due 07/15/2013	35,000	32,900
Petroleum Export, Ltd.
5.265% due 06/15/2011 (g)	290,742	287,902
Pioneer Natural Resources Company
6.65% due 03/15/2017	260,000	231,760
6.875% due 05/01/2018	35,000	31,163
Plains Exploration & Production Company
7.75% due 06/15/2015	35,000	32,200
Pride International, Inc.
7.375% due 07/15/2014	35,000	33,425
Range Resources Corp.
7.50% due 05/15/2016	20,000	19,100
7.50% due 10/01/2017	10,000	9,450
SandRidge Energy, Inc.
8.00% due 06/01/2018 (g)	15,000	12,900
Southwestern Energy Company
7.50% due 02/01/2018 (g)	35,000	33,950
Valero Energy Corp.
8.75% due 06/15/2030	403,000	411,609
Whiting Petroleum Corp.
7.00% due 02/01/2014	22,000	18,700
7.25% due 05/01/2013	22,000	20,405
Williams Companies, Inc.
7.125% due 09/01/2011	87,000	85,695
8.125% due 03/15/2012	34,000	34,351
XTO Energy, Inc.
6.75% due 08/01/2037	380,000	337,181

		8,650,027

Financial - 19.49%
ACE Capital Trust II
9.70% due 04/01/2030	752,000	698,169
ACE INA Holdings, Inc.
5.70% due 02/15/2017	160,000	146,386

The accompanying notes are an integral part of the financial statements.
243

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
AGFC Capital Trust I
6.00% due 01/15/2067 (b)(g)	$860,000	$231,003
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016	485,000	427,920
AMB Property LP
5.45% due 12/01/2010	255,000	251,987
7.50% due 06/30/2018	364,000	362,951
American Financial Group, Inc.
7.125% due 04/15/2009	295,000	297,401
American General Finance Corp.
5.375% due 10/01/2012	346,000	189,115
Arch Western Finance LLC
6.75% due 07/01/2013	69,000	64,860
Associates Corp. of North America
8.55% due 07/15/2009	519,000	511,573
AvalonBay Communities, Inc.
5.50% due 01/15/2012	425,000	411,018
Bank of America Corp.
4.375% due 12/01/2010	1,514,000	1,452,220
5.42% due 03/15/2017	4,000,000	3,184,008
Bear Stearns Companies, Inc.
5.35% due 02/01/2012	195,000	185,524
6.40% due 10/02/2017	85,000	79,381
6.95% due 08/10/2012	830,000	838,403
Brandywine Operating Partnership
5.70% due 05/01/2017	825,000	650,041
BTM (Curacao) Holdings NV
4.76% due 07/21/2015 (b)(g)	480,000	467,750
Buffalo Thunder Development Authority
9.375% due 12/15/2014 (g)	85,000	35,700
Canadian Oil Sands, Ltd.
7.90% due 09/01/2021 (g)	465,000	466,889
Capital One Capital IV
6.745% due 02/17/2037 (b)	400,000	193,408
Capmark Financial Group, Inc.
5.875% due 05/10/2012	785,000	391,318
Chase Manhattan Corp.
7.00% due 11/15/2009	865,000	865,168
CIT Group, Inc.
5.60% due 04/27/2011	750,000	483,023
7.625% due 11/30/2012	830,000	526,524
Citicorp
6.375% due 11/15/2008	519,000	519,575
Citigroup Capital XXI
8.30% due 12/21/2057 (b)	835,000	622,126
Citigroup, Inc.
4.875% due 05/07/2015	989,000	737,645
5.50% due 08/27/2012	1,525,000	1,369,506
6.50% due 08/19/2013	1,300,000	1,155,398
6.875% due 03/05/2038	550,000	449,881
Countrywide Financial Corp.
4.50% due 06/15/2010	210,000	189,777
5.80% due 06/07/2012	415,000	350,575
Developers Diversified Realty Corp.
4.625% due 08/01/2010	110,000	105,501
5.00% due 05/03/2010	45,000	43,645
Discover Financial Services
6.45% due 06/12/2017	885,000	639,935

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Duke Realty Corp. LP
5.25% due 01/15/2010	$480,000	$470,631
Equitable Companies, Inc.
7.00% due 04/01/2028	865,000	806,030
Equitable Life Assurance Society
7.70% due 12/01/2015 (g)	680,000	708,100
Equity One, Inc.
6.00% due 09/15/2017	700,000	561,065
Everest Reinsurance Holdings, Inc.
6.50% due 05/15/2037 (b)	1,475,000	862,087
8.75% due 03/15/2010	596,000	621,011
Farmers Exchange Capital
7.05% due 07/15/2028 (g)	725,000	578,700
Fidelity National Title Group, Inc.
7.30% due 08/15/2011	179,000	187,574
First Republic Bank of San Francisco
7.75% due 09/15/2012	714,000	649,740
First Union National Bank
6.919% due 12/15/2036	500,000	346,192
7.80% due 08/18/2010	1,500,000	1,249,272
Ford Motor Credit Company
7.00% due 10/01/2013	119,000	73,132
General Electric Capital Corp.
4.80% due 05/01/2013	1,175,000	1,071,719
6.125% due 02/22/2011	433,000	430,273
6.75% due 03/15/2032	1,641,000	1,369,720
General Motors Acceptance Corp.
8.00% due 11/01/2031	100,000	37,728
Goldman Sachs Group, Inc.
5.45% due 11/01/2012	805,000	682,391
6.15% due 04/01/2018	1,300,000	1,080,968
6.75% due 10/01/2037	3,540,000	2,363,269
6.875% due 01/15/2011	692,000	661,495
HBOS PLC
6.00% due 11/01/2033 (g)	710,000	466,749
6.75% due 05/21/2018 (g)	170,000	142,541
Health Care Property Investors, Inc.
5.65% due 12/15/2013	750,000	660,369
5.95% due 09/15/2011	450,000	424,676
7.072 due 06/08/2015	433,000	388,578
Healthcare Realty Trust, Inc.
8.125% due 05/01/2011	1,298,000	1,337,381
Host Hotels & Resorts LP
6.875% due 11/01/2014	15,000	12,975
HSBC Bank USA NA, BKNT
7.00% due 01/15/2039	525,000	471,768
HSBC Holdings PLC
6.80% due 06/01/2038	1,200,000	1,016,138
International Lease Finance Corp.
5.625% due 09/15/2010	670,000	450,527
6.375% due 03/25/2013	425,000	268,392
Jackson National Life Insurance Company
8.15% due 03/15/2027 (g)	1,298,000	1,310,521
Janus Capital Group, Inc.
6.25% due 06/15/2012	305,000	288,236
JP Morgan Chase & Company
5.375% due 10/01/2012	1,050,000	1,014,369
JP Morgan Chase Capital XV
5.875% due 03/15/2035	433,000	300,578

The accompanying notes are an integral part of the financial statements.
244

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
JPMorgan Chase & Company
6.00% due 01/15/2018	$1,120,000	$1,021,297
KAR Holdings, Inc.
10.00% due 05/01/2015	35,000	26,950
Kimco Realty Corp.
5.584% due 11/23/2015	410,000	365,593
Lazard Group LLC
6.85% due 06/15/2017	1,840,000	1,523,884
Lehman Brothers Holdings, Inc.
6.20% due 09/26/2014 ^	1,435,000	179,375
7.00% due 09/27/2027 ^	1,520,000	190,000
Lender Processing Services, Inc.
8.125% due 07/01/2016 (g)	15,000	14,625
Liberty Mutual Insurance Company
7.697% due 10/15/2097 (g)	2,000,000	1,603,522
Liberty Property LP
6.625% due 10/01/2017	210,000	187,644
7.25% due 03/15/2011	725,000	735,831
Merrill Lynch & Company, Inc.
5.45% due 02/05/2013	450,000	405,369
6.40% due 08/28/2017	1,800,000	1,556,858
7.75% due 05/14/2038	750,000	630,359
Metropolitan Life Global Funding I
5.125% due 04/10/2013 (g)	535,000	519,740
Metropolitan Life Global Mountain
4.25% due 07/30/2009 (g)	500,000	490,992
Mizuho Financial Group, Cayman, Ltd.
5.79% due 04/15/2014 (g)	779,000	785,798
Morgan Stanley
5.55% due 04/27/2017	285,000	176,680
6.25% due 08/28/2017	1,320,000	818,454
6.75% due 04/15/2011	684,000	506,239
Morgan Stanley Dean Witter
6.60% due 04/01/2012	1,285,000	933,398
Morgan Stanley, MTN
6.00% due 04/28/2015	600,000	408,136
6.625% due 04/01/2018	1,225,000	810,694
National Australia Bank, Ltd.
8.60% due 05/19/2010	152,000	159,143
Nationwide Mutual Insurance Company
8.25% due 12/01/2031 (g)	865,000	887,484
Navigators Group, Inc.
7.00% due 05/01/2016	204,000	196,874
NBD Bancorp
8.25% due 11/01/2024	1,730,000	1,922,672
Ohio National Life Insurance Company
8.50% due 05/15/2026 (g)	995,000	1,192,639
Premium Asset Trust
4.125% due 03/12/2009 (g)	563,000	144,578
Principal Life Global Funding I
6.125% due 10/15/2033 (g)	697,000	617,953
Prudential Financial, Inc., MTN
5.15% due 01/15/2013	865,000	818,069
Realty Income Corp.
6.75% due 08/15/2019	1,515,000	1,366,824
Regency Centers LP
7.95% due 01/15/2011	456,000	463,165
Reinsurance Group of America, Inc.
6.75% due 12/15/2011	865,000	881,472

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Republic New York Corp.
9.50% due 04/15/2014	$865,000	$892,370
Rouse Company LP
6.75% due 05/01/2013 (g)	40,000	27,200
Royal Bank of Scotland Group PLC
6.40% due 04/01/2009	2,379,000	2,391,699
RSHB Capital SA for OJSC Russian Agricultural
Bank
6.299% due 05/15/2017 (g)	410,000	292,699
7.125% due 01/14/2014 (g)	145,000	119,988
7.175% due 05/16/2013	750,000	610,838
Sanwa Bank, Ltd., New York Branch
7.40% due 06/15/2011	450,000	479,826
Simon Property Group LP
5.30% due 05/30/2013	1,325,000	1,237,603
Sovereign Bancorp, Inc.
4.80% due 09/01/2010	195,000	153,943
Sovereign Bank
8.75% due 05/30/2018	250,000	170,887
Sun Canada Financial Company
7.25% due 12/15/2015 (g)	1,471,000	1,675,354
Sunamerica, Inc.
8.125% due 04/28/2023	865,000	594,304
United Dominion Realty Trust, Inc.
6.05% due 06/01/2013	750,000	742,932
United States Bancorp Oregon
7.50% due 06/01/2026	1,624,000	1,656,037
Unitrin, Inc.
6.00% due 05/15/2017	705,000	592,022
UnumProvident Finance Company, PLC
6.85% due 11/15/2015 (g)	390,000	376,067
Ventas Realty LP/Ventas Capital Corp.
6.625% due 10/15/2014	300,000	288,000
6.75% due 06/01/2010	13,000	12,935
7.125% due 06/01/2015	22,000	21,835
VTB Capital SA
6.25% due 07/02/2035 (g)	500,000	350,000
W.R. Berkley Corp.
5.125% due 09/30/2010	346,000	347,070
5.60% due 05/15/2015	377,000	346,080
Wachovia Corp., MTN
5.50% due 05/01/2013	880,000	728,044
WEA Finance LLC
7.125% due 04/15/2018 (g)	350,000	314,651
Westfield Group
5.40% due 10/01/2012 (g)	800,000	738,880
Willis North America, Inc.
6.20% due 03/28/2017	730,000	634,704

		81,298,478

Industrial - 0.86%
Allied Waste North America, Inc.
6.50% due 11/15/2010	25,000	24,437
Allied Waste North America, Inc., Series B
5.75% due 02/15/2011	35,000	33,513
American Railcar Industries, Inc.
7.50% due 03/01/2014	25,000	22,125
Avnet, Inc.
6.625% due 09/15/2016	600,000	584,344

The accompanying notes are an integral part of the financial statements.
245

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Industrial (continued)
DP World, Ltd.
6.85% due 07/02/2037 (g)	$320,000	$236,915
General Electric Company
5.25% due 12/06/2017	1,125,000	984,411
Harland Clarke Holdings Corp.
9.50% due 05/15/2015	15,000	10,650
L-3 Communications Corp., Series B
6.375% due 10/15/2015	45,000	41,400
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013	109,000	108,455
Pactiv Corp.
5.875% due 07/15/2012	360,000	361,848
Sanmina-SCI Corp.
5.5687% due 06/15/2010 (b)(g)	30,000	28,200
SCL Terminal Aereo Santiago SA
6.95% due 07/01/2012 (g)	699,036	743,655
SPX Corp.
7.625% due 12/15/2014 (g)	30,000	30,000
Stone Container Finance
7.375% due 07/15/2014	30,000	23,100
Texas Industries, Inc.
7.25% due 07/15/2013	35,000	30,450
Tyco International Group SA
6.75% due 02/15/2011	300,000	304,431
Ultrapetrol Bahamas, Ltd.
9.00% due 11/24/2014	15,000	13,650

		3,581,584

Technology - 0.41%
Fiserv, Inc.
6.125% due 11/20/2012	625,000	606,044
IKON Office Solutions, Inc.
7.75% due 09/15/2015	35,000	36,575
Intuit, Inc.
5.40% due 03/15/2012	315,000	295,898
Sungard Data Systems, Inc.
9.125% due 08/15/2013	52,000	46,800
Unisys Corp.
6.875% due 03/15/2010	30,000	27,600
Xerox Corp.
5.50% due 05/15/2012	270,000	257,429
6.40% due 03/15/2016	400,000	372,515
7.20% due 04/01/2016	70,000	67,938

		1,710,799

Utilities - 5.00%
Abu Dhabi National Energy Company
5.875% due 10/27/2016 (g)	500,000	456,392
Aquila, Inc.
7.95 due 02/01/2011	70,000	72,479
11.875% due 07/01/2012	30,000	33,190
Atmos Energy Corp.
6.35% due 06/15/2017	195,000	183,495
Carolina Power & Light Company
6.50% due 07/15/2012	1,254,000	1,291,607
CenterPoint Energy, Inc.
6.50% due 05/01/2018	165,000	140,524
CMS Energy Corp.
8.50% due 04/15/2011	26,000	26,603

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Utilities (continued)
Commonwealth Edison Company
5.95% due 08/15/2016	$400,000	$377,764
6.15% due 03/15/2012	273,000	272,771
Dominion Resources, Inc.
6.40% due 06/15/2018	870,000	832,103
7.00% due 06/15/2038	425,000	399,878
Duke Energy Corp.
5.65% due 06/15/2013	1,300,000	1,272,336
Edison Mission Energy
7.00% due 05/15/2017	10,000	9,000
7.20% due 05/15/2019	25,000	22,000
7.75% due 06/15/2016	30,000	28,200
Enel Finance International SA
6.80% due 09/15/2037 (g)	1,155,000	1,133,743
Exelon Generation Company, LLC
6.95% due 06/15/2011	550,000	556,968
Georgia Power Company
5.25% due 12/15/2015	250,000	239,496
Ipalco Enterprises, Inc.
7.25% due 04/01/2016 (g)	15,000	14,325
Israel Electric Corp., Ltd.
7.25% due 01/15/2019 (g)	1,100,000	1,101,798
Midamerican Funding LLC
6.75% due 03/01/2011	865,000	920,628
Mirant North America LLC
7.375% due 12/31/2013	65,000	61,100
Nevada Power Company
6.50% due 08/01/2018	450,000	424,251
New York State Electric & Gas Corp.
5.75% due 05/01/2023	476,000	418,272
NiSource Finance Corp.
6.40% due 03/15/2018	385,000	345,033
Northern States Power Company
6.50% due 03/01/2028	433,000	412,463
NRG Energy, Inc.
7.25% due 02/01/2014	35,000	32,463
7.375% due 02/01/2016	20,000	18,000
7.375% due 01/15/2017	25,000	22,750
NSTAR
8.00% due 02/15/2010	1,730,000	1,813,144
Ohio Edison Company
6.875% due 07/15/2036	450,000	400,708
Old Dominion Electric Cooperative
6.25% due 06/01/2011	904,000	913,239
Oncor Electric Delivery Company
7.50% due 09/01/2038 (g)	395,000	330,421
PacifiCorp
6.35% due 07/15/2038	315,000	287,724
Potomac Electric Power Company
6.50% due 11/15/2037	750,000	721,744
PSEG Power LLC
8.625% due 04/15/2031	511,000	552,636
Puget Sound Energy, Inc.
7.00% due 03/09/2029	346,000	309,977
Reliant Energy, Inc.
6.75% due 12/15/2014	41,000	35,055
Southern California Edison Company
6.00% due 01/15/2034	649,000	601,497

The accompanying notes are an integral part of the financial statements.
246

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Utilities (continued)
Taqa Abu Dhabi National Energy Company
6.50% due 10/27/2036 (g)	$950,000	$749,004
TXU Corp., Series P
5.55% due 11/15/2014	109,000	81,342
Union Electric Company
6.40% due 06/15/2017	2,330,000	2,221,539
Wisconsin Electric Power Company
6.50% due 06/01/2028	606,000	558,808
Wisconsin Energy Corp.
6.20% due 04/01/2033	217,000	181,410

		20,877,880

TOTAL CORPORATE BONDS (Cost $196,647,471)		$173,236,938

MUNICIPAL BONDS - 0.76%

California - 0.30%
Southern California Public Power Authority Project,
Series B
6.93% due 05/15/2017	1,125,000	1,258,222

Florida - 0.24%
Miami Beach Florida Redevelopment Agency Tax
Increment Revenue
8.95% due 12/01/2022	865,000	987,346

Indiana - 0.03%
Indiana Bond Bank Revenue
5.02% due 01/15/2016	120,000	114,160
Maryland - 0.06%
Maryland State Transportation Authority, Ltd.
5.84% due 07/01/2011	260,000	267,251
New Jersey - 0.03%
Jersey City, NJ, Municipal Utilities Authority
4.55% due 05/15/2012	130,000	122,583
New York - 0.10%
Sales Tax Asset Receivable Corp., Series B
4.25% due 10/15/2011	435,000	427,740

TOTAL MUNICIPAL BONDS (Cost $3,150,749)		$3,177,302

COLLATERALIZED MORTGAGE
OBLIGATIONS - 10.27%
Diversified REIT Trust, Series 2000-1A, Class B
6.971% due 03/08/2010 (g)	2,000,000	2,027,000
American Tower Trust, Series 2007-1A, Class AFX
5.4197% due 04/15/2037 (g)	800,000	720,872
Banc of America Commercial Mortgage, Inc, Series
2006-2, Class A4
5.9293% due 05/10/2045 (b)	2,500,000	2,262,401
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2 Class A4
6.186% due 06/11/2035	2,594,203	2,589,738
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2003-T12, Class A4
4.68% due 08/13/2039 (b)	2,594,203	2,403,282
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A4A
4.871% due 09/11/2042	1,405,000	1,258,285

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class AM
5.941% due 09/11/2038 (b)	$2,000,000	$1,651,348
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW17, Class A4
5.694% due 06/11/2050 (b)	825,000	702,755
Chase Commercial Mortgage Securities Corp.,
Series 1998-2, Class A2
6.39% due 11/18/2008	200,293	199,702
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2007-CD4, Class A4
5.322% due 12/11/2049	1,425,000	1,189,201
Commercial Mortgage Asset Trust, Series
1999-C1, Class A3
6.64% due 01/17/2032	1,664,236	1,663,933
Commercial Mortgage Pass Through Certificates,
Series 2006-C7, Class A4
5.768% due 06/10/2046	2,000,000	1,807,685
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467% due 09/15/2039	2,500,000	2,197,470
Crown Castle Towers LLC, Series 2005-1A, Class B
4.878% due 06/15/2035 (g)	790,000	757,278
First Union - Chase Commercial Mortgage,
Series 1999-C2, Class A2
6.645% due 06/15/2031	1,358,686	1,355,563
General Electric Capital Assurance Company,
Series 2003-1, Class A5
5.7426% due 05/12/2035 (b)(g)	570,725	518,845
Government National Mortgage Association, Series
2006-38, Class XS
4.7619% IO due 09/16/2035	462,841	38,788
GS Mortgage Securities Corp. II, Series 2006-GG6,
Class A4
5.553% due 04/10/2038 (b)	2,500,000	2,255,823
JP Morgan Chase Commercial Mortgage Securities
Corp, Series 2007-CB18, Class A4
5.44% due 06/12/2047	80,000	66,741
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB14, Class A4
5.481% due 12/12/2044 (b)	1,500,000	1,326,285
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP7, Class A4
6.0654% due 04/15/2045 (b)	2,150,000	1,944,115
LB-UBS Commercial Mortgage Trust, Series
2005-C5, Class A4
4.954% due 09/15/2030	1,500,000	1,349,921
LB-UBS Commercial Mortgage Trust,
Series 2001-C7, Class A3
5.642% due 12/15/2025	937,854	933,756
LB-UBS Commercial Mortgage Trust,
Series 2002-C1,Class A4
6.462% due 03/15/2031	1,297,102	1,302,977
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
5.8826% due 06/15/2038 (b)	1,700,000	1,552,824
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class A4
5.6574% due 05/12/2039 (b)	2,000,000	1,804,608

The accompanying notes are an integral part of the financial statements.
247

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Capital I, Series 2007-HQ11,
Class A4
5.447% due 02/12/2044 (b)	$2,095,000	$1,755,213
Morgan Stanley Dean Witter Capital I,
Series 2001, Class A4
6.39% due 06/15/2011	694,419	694,178
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP5, Class A4
6.39% due 10/15/2035	1,729,469	1,725,205
Morgan Stanley Dean Witter
Capital I, Series 2002-TOP7, Class A2
5.98% due 01/15/2039	259,421	254,811
Nomura Asset Securities Corp.,
Series 1998-D6, Class A1B
6.59% due 03/15/2030	134,132	134,089
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493% due 02/11/2036	2,594,203	2,386,221

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $46,697,069)		$42,830,913

ASSET BACKED SECURITIES - 1.34%
Chase Issuance Trust, Series 2008-A4, Class A4
4.65% due 03/15/2015	845,000	803,735
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2
5.261% due 04/25/2037 (g)	900,000	729,868
Ford Credit Auto Owner Trust, Series 2005-C,
Class A4
4.36% due 06/15/2010	1,421,618	1,420,925
Harley-Davidson Motorcycle Trust,
Series 2005-1, Class A2
3.76% due 12/17/2012	1,429,153	1,338,813
Massachusetts RRB Special Purpose Trust,
Series 2001-1, Class A
6.53% due 06/01/2013	427,082	442,904
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52% due 12/31/2010	217,000	222,703
WFS Financial Owner Trust,
Series 2005-2, Class A4
4.39% due 11/19/2012	620,678	620,782

TOTAL ASSET BACKED SECURITIES
(Cost $5,851,302)		$5,579,730

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 8.82%
Deutsche Bank Tri-Party Repurchase
Agreement dated 09/30/2008 at
2.25% to be repurchased at
$36,802,300 on 10/1/2008,
collateralized by $70,591,991
Federal National Mortgage
Association, 5.50% due
03/01/2015 (valued at
$37,536,000, including interest)	$36,800,000	$36,800,000

TOTAL REPURCHASE AGREEMENTS
(Cost $36,800,000)		$36,800,000

Total Investments (Investment Quality Bond Trust)
(Cost $441,081,333) - 99.83%		$416,515,664
Other Assets in Excess of Liabilities - 0.17%		724,615

TOTAL NET ASSETS - 100.00%		$417,240,279

Large Cap Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.22%

Communications - 9.45%
AT&T, Inc.	295,500	$8,250,360
Comcast Corp., Class A	734,000	14,408,420
Interpublic Group of Companies, Inc. *	730,700	5,662,925
News Corp., Class A	538,200	6,453,018
Nortel Networks Corp. *	25	56
Omnicom Group, Inc.	165,650	6,387,464
Sprint Nextel Corp.	1,406,438	8,579,272
Symantec Corp. *	97,015	1,899,554

		51,641,069
Consumer, Cyclical - 9.05%
BorgWarner, Inc.	208,062	6,818,192
Carnival Corp.	229,901	8,127,000
Coach, Inc. *	114,100	2,857,064
Johnson Controls, Inc.	311,819	9,457,470
PACCAR, Inc.	201,750	7,704,833
Royal Caribbean Cruises, Ltd.	111,100	2,305,325
Southwest Airlines Company	188,500	2,735,135
Starbucks Corp. *	352,900	5,247,623
Starwood Hotels & Resorts Worldwide, Inc.	149,900	4,218,186

		49,470,828
Consumer, Non-cyclical - 20.99%
Allergan, Inc.	130,274	6,709,111
Amgen, Inc. *	97,200	5,761,044
Cephalon, Inc. *	25,597	1,983,511
Constellation Brands, Inc., Class A *	238,800	5,124,648
Covidien, Ltd.	107,700	5,789,952
DaVita, Inc. *	55,400	3,158,354
Fortune Brands, Inc.	103,400	5,931,024
Genzyme Corp. *	181,198	14,657,106
Johnson & Johnson	189,292	13,114,150
Medco Health Solutions, Inc. *	162,600	7,317,000
Medtronic, Inc.	105,966	5,308,897
Millipore Corp. *	64,100	4,410,080

The accompanying notes are an integral part of the financial statements.
248

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Pharmaceutical Product Development, Inc.	77,500	$3,204,625
Schering-Plough Corp.	367,200	6,782,184
Sysco Corp.	261,423	8,059,671
UnitedHealth Group, Inc.	98,067	2,489,921
Wyeth	327,882	12,111,961
Zimmer Holdings, Inc. *	42,900	2,769,624

		114,682,863
Energy - 9.87%
Baker Hughes, Inc.	182,900	11,072,766
Chevron Corp.	106,900	8,817,112
EOG Resources, Inc.	46,100	4,124,106
Halliburton Company	370,000	11,984,300
Marathon Oil Corp.	158,800	6,331,356
Peabody Energy Corp.	127,200	5,724,000
Sunoco, Inc.	72,200	2,568,876
Ultra Petroleum Corp. *	60,400	3,342,536

		53,965,052
Financial - 18.75%
ACE, Ltd.	82,200	4,449,486
AFLAC, Inc.	188,300	11,062,625
Bank of New York Mellon Corp.	172,576	5,622,526
Citigroup, Inc.	794,066	16,286,294
City National Corp.	58,700	3,187,410
Discover Financial Services	392,643	5,426,326
Fifth Third Bancorp (a)	607,205	7,225,740
Goldman Sachs Group, Inc.	22,500	2,880,000
Hartford Financial Services Group, Inc.	102,162	4,187,620
Morgan Stanley	369,187	8,491,301
Principal Financial Group, Inc.	179,000	7,784,710
SunTrust Banks, Inc.	164,500	7,400,855
Wells Fargo & Company	491,322	18,439,315

		102,444,208
Industrial - 12.35%
Burlington Northern Santa Fe Corp.	87,650	8,101,489
FedEx Corp.	153,417	12,126,080
General Electric Company	740,400	18,880,200
Illinois Tool Works, Inc.	263,252	11,701,551
Masco Corp.	499,822	8,966,807
Pall Corp.	120,500	4,143,995
Ryder Systems, Inc.	57,400	3,558,800

		67,478,922
Technology - 13.71%
Analog Devices, Inc.	339,800	8,953,730
Broadcom Corp., Class A *	170,600	3,178,278
Hewlett-Packard Company	178,000	8,230,720
Intel Corp.	942,200	17,647,406
Intuit, Inc. *	230,100	7,273,461
Microsoft Corp.	529,400	14,129,686
NetApp, Inc. *	300,600	5,479,938
VMware, Inc. Class A *	137,700	3,668,328
Xilinx, Inc.	270,209	6,336,401

		74,897,948
Utilities - 5.05%
American Electric Power Company, Inc.	140,657	5,208,529

Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Utilities (continued)
Exelon Corp.	178,487	$11,176,856
NiSource, Inc.	134,502	1,985,250
Pepco Holdings, Inc.	110,019	2,520,535
Sempra Energy	133,386	6,731,991

		27,623,161

TOTAL COMMON STOCKS (Cost $662,434,175)		$542,204,051

SHORT TERM INVESTMENTS - 0.76%
John Hancock Cash
Investment Trust, 2.6453% (f)	$4,165,693	$4,165,693

TOTAL SHORT TERM INVESTMENTS
(Cost $4,165,693)		$4,165,693

REPURCHASE AGREEMENTS - 1.24%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$6,776,235 on 10/01/2008,
collateralized by $6,695,000
Federal Home Loan Mortgage
Corp., 5.40% due 06/04/2012
(valued at $6,911,650, including
interest)	$6,776,000	$6,776,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,776,000)		$6,776,000

Total Investments (Large Cap Trust)
(Cost $673,375,868) - 101.22%		$553,145,744
Liabilities in Excess of Other Assets - (1.22)%		(6,643,755)

TOTAL NET ASSETS - 100.00%		$546,501,989

Large Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 100.06%

Basic Materials - 4.62%
Biogen Idec, Inc. *	99,000	$4,978,710
Eli Lilly & Company	161,000	7,088,830
Freeport-McMoRan Copper & Gold, Inc.,
Class B	114,000	6,480,900
Reliance Steel & Aluminum Company	91,000	3,455,270
The Mosaic Company	47,000	3,196,940
United States Steel Corp.	54,000	4,190,940

		29,391,590
Communications - 4.76%
AT&T, Inc.	215,000	6,002,800
CenturyTel, Inc.	90,000	3,298,500
McAfee, Inc. *	62,000	2,105,520
Symantec Corp. *	437,000	8,556,460
Walt Disney Company	336,000	10,311,840

		30,275,120
Consumer, Cyclical - 9.73%
CVS Caremark Corp.	252,000	8,482,320

The accompanying notes are an integral part of the financial statements.
249

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Dollar Tree, Inc. *	22,000	$799,920
Hasbro, Inc.	99,000	3,437,280
Ingram Micro, Inc., Class A *	237,000	3,808,590
McDonald's Corp.	124,000	7,650,800
Pulte Homes, Inc.	425,000	5,937,250
RadioShack Corp.	406,000	7,015,680
Southwest Airlines Company	366,000	5,310,660
The Gap, Inc.	387,000	6,880,860
Toll Brothers, Inc. *	124,000	3,128,520
Wal-Mart Stores, Inc.	158,000	9,462,620

		61,914,500
Consumer, Non-cyclical - 16.12%
AmerisourceBergen Corp.	116,000	4,367,400
Amgen, Inc. *	234,000	13,869,180
General Mills, Inc.	25,000	1,718,000
Johnson & Johnson	324,000	22,446,720
McKesson Corp.	132,000	7,102,920
Medco Health Solutions, Inc. *	116,000	5,220,000
Merck & Company, Inc.	227,000	7,164,120
Pfizer, Inc.	1,131,000	20,855,640
Procter & Gamble Company	26,000	1,811,940
The Kroger Company	223,000	6,128,040
United Rentals, Inc. *	182,000	2,773,680
WellPoint, Inc. *	194,000	9,073,380

		102,531,020
Energy - 23.41%
Apache Corp.	97,000	10,115,160
Chevron Corp.	305,000	25,156,400
ConocoPhillips	262,000	19,191,500
Devon Energy Corp.	114,000	10,396,800
ENSCO International, Inc.	100,000	5,763,000
Exxon Mobil Corp.	562,000	43,644,920
Hess Corp.	55,000	4,514,400
Marathon Oil Corp.	215,000	8,572,050
Noble Energy, Inc.	85,000	4,725,150
Occidental Petroleum Corp.	79,000	5,565,550
Sunoco, Inc.	73,000	2,597,340
Tidewater, Inc.	104,000	5,757,440
Valero Energy Corp.	96,000	2,908,800

		148,908,510
Financial - 18.73%
ACE, Ltd.	104,000	5,629,520
Aetna, Inc.	111,000	4,008,210
Allstate Corp.	216,000	9,961,920
Ameriprise Financial, Inc.	188,000	7,181,600
Bank of America Corp.	217,000	7,595,000
Capital One Financial Corp.	164,000	8,364,000
Chubb Corp.	163,000	8,948,700
Cincinnati Financial Corp.	155,000	4,408,200
Hanover Insurance Group, Inc.	20,000	910,400
Hartford Financial Services Group, Inc.	44,000	1,803,560
HCC Insurance Holdings, Inc.	47,000	1,269,000
Hudson City Bancorp, Inc.	128,000	2,361,600
JPMorgan Chase & Company	107,000	4,996,900
Marsh & McLennan Companies, Inc.	253,000	8,035,280

Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
MetLife, Inc.	162,000	$9,072,000
Progressive Corp.	439,000	7,638,600
Reinsurance Group of America, Inc. *	121,000	6,534,000
The Travelers Companies, Inc.	202,000	9,130,400
Torchmark Corp.	121,000	7,235,800
Unum Group	137,000	3,438,700
Wells Fargo & Company	17,000	638,010

		119,161,400
Industrial - 12.59%
AGCO Corp. *	93,000	3,962,730
Arrow Electronics, Inc. *	188,000	4,929,360
CSX Corp.	113,000	6,166,410
General Dynamics Corp.	120,000	8,834,400
General Electric Company	591,000	15,070,500
Jabil Circuit, Inc.	101,000	963,540
KLA-Tencor Corp.	177,000	5,602,050
Lockheed Martin Corp.	30,480	3,342,742
Northrop Grumman Corp.	133,000	8,051,820
Parker-Hannifin Corp.	48,000	2,544,000
Ryder Systems, Inc.	32,000	1,984,000
SPX Corp.	55,000	4,235,000
United Technologies Corp.	116,000	6,966,960
Waste Management, Inc.	235,000	7,400,150

		80,053,662
Technology - 9.06%
Agilent Technologies, Inc. *	75,000	2,224,500
BMC Software, Inc. *	57,665	1,650,949
Computer Sciences Corp. *	99,000	3,978,810
Compuware Corp. *	279,000	2,703,510
Hewlett-Packard Company	120,000	5,548,800
Intel Corp.	442,000	8,278,660
International Business Machines Corp.	52,000	6,081,920
Intersil Corp., Class A	291,000	4,824,780
L-3 Communications Holdings, Inc.	70,000	6,882,400
Novellus Systems, Inc. *	135,000	2,651,400
Oracle Corp. *	115,739	2,350,659
QLogic Corp. *	56,000	860,160
Raytheon Company	77,000	4,120,270
Western Digital Corp. *	119,000	2,537,080
Xerox Corp.	256,000	2,951,680

		57,645,578
Utilities - 1.04%
NRG Energy, Inc. *	266,000	6,583,500

TOTAL COMMON STOCKS (Cost $690,892,221)		$636,464,880

The accompanying notes are an integral part of the financial statements.
250

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.12%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$769,027 on 10/01/2008,
collateralized by $785,000 Federal
Home Loan Mortgage Corp.,
4.15% due 01/29/2013 (valued at
$787,167, including interest)	$769,000	$769,000

TOTAL REPURCHASE AGREEMENTS
(Cost $769,000)		$769,000

Total Investments (Large Cap Value Trust)
(Cost $691,661,221) - 100.18%		$637,233,880
Liabilities in Excess of Other Assets - (0.18)%		(1,121,950)

TOTAL NET ASSETS - 100.00%		$636,111,930

Lifestyle Aggressive Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
JOHN HANCOCK TRUST

Emerging Markets Value (DFA) (j)	1,270,751	$12,237,330
International Equity Index B (SSgA) (j)	274,887	4,095,819
International Opportunities (Marsico) (j)	2,084,189	24,218,278
Overseas Equity (Capital Guardian) (j)	871,880	8,300,295
International Core (GMO) (j)	2,387,870	24,690,578
International Small Cap (Templeton) (j)	784,953	10,086,646
International Small Company (DFA) (j)	1,172,596	10,037,418
International Value (Templeton) (j)	2,109,203	25,563,537
Natural Resources (Wellington) (j)	510,309	10,236,807
All Cap Core (Deutsche) (j)	670,968	10,446,973
All Cap Value (Lord Abbett) (j)	1,235,757	8,390,788
Blue Chip Growth (T. Rowe Price) (j)	1,904,229	31,000,852
Capital Appreciation (Jennison) (j)	2,625,600	20,952,286
Core Equity (Legg Mason) (j)	1,496,147	12,403,059
Equity-Income (T. Rowe Price) (j)	649,752	8,583,230
Fundamental Value (Davis) (j)	1,529,898	20,087,560
Growth Equity (Rainier) (j)	1,260,914	12,571,309
Large Cap (UBS) (j)	721,648	8,450,501
Large Cap Value (BlackRock) (j)	716,962	12,776,266
Optimized Value (MFC Global U.S.A.) (j)(k)	1,289,076	12,723,182
U.S. Large Cap (Capital Guardian) (j)	687,647	8,451,181
U.S. Multi Sector (GMO) (j)	1,517,013	17,111,909
Value & Restructuring (Columbia) (j)	660,389	8,142,600
Mid Cap Index (MFC Global U.S.A.) (j)(k)	577,041	8,361,325
Mid Cap Intersection (Wellington) (j)	1,355,112	12,494,134
Mid Cap Stock (Wellington) (j)	705,999	8,295,494
Mid Cap Value (Lord Abbett) (j)	869,090	8,230,279
Mid Cap Value Equity (RiverSource) (j)	394,452	4,129,909
Vista (American Century) (j)	683,989	8,159,988
Emerging Growth (MFC Global U.S.) (j)(k)	557,106	4,144,866
Small Cap (Independence) (j)	651,057	6,106,915
Small Cap Growth (Wellington) (j)	273,859	2,231,951
Small Cap Index (MFC Global U.S.A.) (j)(k)	829,504	10,435,160
Small Cap Intrinsic Value (MFC Global U.S.) (j)(k)	1,095,437	8,226,734
Small Company (American Century) (j)	441,802	4,201,541

Lifestyle Aggressive Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK TRUST
Small Company Value (T. Rowe Price) (j)	476,067	$8,312,123

TOTAL INVESTMENT COMPANIES (Cost $543,610,807)		$414,888,823

Total Investments (Lifestyle Aggressive Trust)
(Cost $543,610,807) - 100.01%		$414,888,823
Liabilities in Excess of Other Assets - (0.01)%		(24,896)

TOTAL NET ASSETS - 100.00%		$414,863,927

Lifestyle Balanced Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST

Floating Rate Income (WAMCO) (j)	12,095,447	$146,113,001
Emerging Markets Value (DFA) (j)	21,662,536	208,610,221
Global Bond (PIMCO) (j)	12,796,863	181,459,522
High Income (MFC Global U.S.) (j)(k)	19,925,638	181,124,054
High Yield (WAMCO) (j)	103,489,399	855,857,333
U.S. High Yield Bond (Wells Capital) (j)	20,887,404	241,876,135
Active Bond (MFC Global U.S./Declaration) (j)(k)	21,530,203	190,757,599
Core Bond (Wells Capital) (j)	15,501,620	193,770,256
Total Return (PIMCO) (j)	36,124,367	477,925,378
International Opportunities (Marsico) (j)	14,557,133	169,153,887
International Core (GMO) (j)	24,703,495	255,434,139
International Small Cap (Templeton) (j)	6,532,398	83,941,318
International Small Company (DFA) (j)	9,751,866	83,475,972
International Value (Templeton) (j)	21,408,660	259,472,960
Spectrum Income (T. Rowe Price) (j)	38,746,487	487,043,336
Strategic Bond (WAMCO) (j)	20,195,211	193,672,074
Strategic Income (MFC Global U.S.) (j)(k)	15,009,040	194,817,334
Natural Resources (Wellington) (j)	7,646,184	153,382,459
Global Real Estate (Deutsche) (j)	29,511,220	277,405,465
Real Estate Equity (T. Rowe Price) (j)	9,367,163	95,732,409
Real Return Bond (PIMCO) (j)	29,041,734	365,054,595
500 Index (MFC Global U.S.A.) (j)(k)	28,823,650	288,524,735
All Cap Core (Deutsche) (j)	11,490,986	178,914,648
Blue Chip Growth (T. Rowe Price) (j)	43,417,737	706,840,758
Capital Appreciation (Jennison) (j)	11,259,065	89,847,340
Core Equity (Legg Mason) (j)	19,346,385	160,381,532
Equity-Income (T. Rowe Price) (j)	21,883,774	289,084,648
Fundamental Value (Davis) (j)	21,449,340	281,629,837
Growth Equity (Rainier) (j)	17,555,519	175,028,524
Large Cap (UBS) (j)	16,318,082	191,084,740
Large Cap Value (BlackRock) (j)	15,662,402	279,104,008
Optimized Value (MFC Global U.S.A.) (j)(k)	18,864,859	186,196,158
U.S. Large Cap (Capital Guardian) (j)	15,195,548	186,753,282
U.S. Multi Sector (GMO) (j)	25,906,560	292,226,002
Value & Restructuring (Columbia) (j)	13,483,265	166,248,655
Mid Cap Index (MFC Global U.S.A.) (j)(k)	6,130,716	88,834,075
Mid Cap Stock (Wellington) (j)	7,600,820	89,309,637
Small Company Growth (AIM) (j)	7,103,990	92,422,909

The accompanying notes are an integral part of the financial statements.
251

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Lifestyle Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK TRUST

Small Company Value (T. Rowe Price) (j)	8,170,150	$142,650,826

TOTAL INVESTMENT COMPANIES (Cost $11,052,542,136)		$9,181,161,761

Total Investments (Lifestyle Balanced Trust)
(Cost $11,052,542,136) - 100.00%		$9,181,161,761
Liabilities in Excess of Other Assets - 0.00%		(58,093)

TOTAL NET ASSETS - 100.00%		$9,181,103,668

Lifestyle Conservative Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST

Floating Rate Income (WAMCO) (j)	4,733,778	$57,184,041
Global Bond (PIMCO) (j)	6,049,088	85,776,061
High Income (MFC Global U.S.) (j)(k)	2,618,623	23,803,286
High Yield (WAMCO) (j)	6,914,636	57,184,041
U.S. High Yield Bond (Wells Capital) (j)	4,146,012	48,010,817
Active Bond (MFC Global U.S./Declaration) (j)(k)	14,744,877	130,639,613
Core Bond (Wells Capital) (j)	2,291,674	28,645,928
Total Bond Market A (Declaration) (j)(k)	2,896,215	37,592,867
Total Return (PIMCO) (j)	14,734,011	194,930,972
International Core (GMO) (j)	2,787,837	28,826,234
International Value (Templeton) (j)	2,401,099	29,101,317
Investment Quality Bond (Wellington) (j)	6,661,105	71,939,934
Spectrum Income (T. Rowe Price) (j)	10,235,807	128,664,093
Strategic Bond (WAMCO) (j)	5,962,882	57,184,041
Strategic Income (MFC Global U.S.) (j)(k)	4,411,517	57,261,488
Global Real Estate (Deutsche) (j)	6,332,864	59,528,924
Real Estate Equity (T. Rowe Price) (j)	1,458,785	14,908,787
U.S. Government Securities (WAMCO) (j)	10,396,575	128,709,594
Real Return Bond (PIMCO) (j)	3,411,936	42,888,031
Blue Chip Growth (T. Rowe Price) (j)	1,826,078	29,728,555
Equity-Income (T. Rowe Price) (j)	3,369,376	44,509,459
Fundamental Value (Davis) (j)	3,404,615	44,702,596
U.S. Multi Sector (GMO) (j)	1,309,792	14,774,449
Value & Restructuring (Columbia) (j)	2,417,559	29,808,499

TOTAL INVESTMENT COMPANIES (Cost $1,580,207,978)		$1,446,303,627

Total Investments (Lifestyle Conservative Trust)
(Cost $1,580,207,978) - 100.00%		$1,446,303,627
Liabilities in Excess of Other Assets - 0.00%		(16,012)

TOTAL NET ASSETS - 100.00%		$1,446,287,615

Lifestyle Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST

Floating Rate Income (WAMCO) (j)	20,929,784	$252,831,795

Lifestyle Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK TRUST

Emerging Markets Value (DFA) (j)	22,424,058	$215,943,675
Global Bond (PIMCO) (j)	8,739,859	123,931,201
High Income (MFC Global U.S.) (j)(k)	13,180,731	119,812,844
High Yield (WAMCO) (j)	60,846,278	503,198,723
U.S. High Yield Bond (Wells Capital) (j)	10,907,437	126,308,125
Total Return (PIMCO) (j)	37,494,551	496,052,909
International Opportunities (Marsico) (j)	37,161,938	431,821,716
Overseas Equity (Capital Guardian) (j)	23,368,584	222,468,920
International Core (GMO) (j)	42,330,888	437,701,377
International Small Cap (Templeton) (j)	8,432,994	108,363,970
International Small Company (DFA) (j)	24,993,498	213,944,346
International Value (Templeton) (j)	37,224,079	451,155,843
Spectrum Income (T. Rowe Price) (j)	20,214,829	254,100,399
Strategic Bond (WAMCO) (j)	13,105,288	125,679,713
Strategic Income (MFC Global U.S.) (j)(k)	9,773,606	126,861,403
Natural Resources (Wellington) (j)	9,981,168	200,222,231
Global Real Estate (Deutsche) (j)	26,009,022	244,484,805
Real Estate Equity (T. Rowe Price) (j)	12,478,754	127,532,861
Real Return Bond (PIMCO) (j)	28,355,016	356,422,553
500 Index (MFC Global U.S.A.) (j)(k)	25,438,538	254,639,761
All Cap Core (Deutsche) (j)	33,616,359	523,406,711
All Cap Growth (AIM) (j)	7,593,183	111,923,522
Blue Chip Growth (T. Rowe Price) (j)	45,947,520	748,025,628
Capital Appreciation (Jennison) (j)	73,227,649	584,356,639
Core Equity (Legg Mason) (j)	25,362,701	210,256,792
Equity-Income (T. Rowe Price) (j)	28,810,043	380,580,665
Fundamental Value (Davis) (j)	56,000,237	735,283,105
Growth Equity (Rainier) (j)	22,863,201	227,946,118
Large Cap (UBS) (j)	10,721,838	125,552,726
Large Cap Value (BlackRock) (j)	13,594,780	242,258,980
Optimized Value (MFC Global U.S.A.) (j)(k)	49,220,624	485,807,556
U.S. Large Cap (Capital Guardian) (j)	19,841,313	243,849,737
U.S. Multi Sector (GMO) (j)	45,224,419	510,131,445
Value & Restructuring (Columbia) (j)	17,347,255	213,891,656
Mid Cap Index (MFC Global U.S.A.) (j)(k)	4,013,099	58,149,798
Mid Cap Intersection (Wellington) (j)	17,860,188	164,670,932
Mid Cap Stock (Wellington) (j)	14,455,445	169,851,473
Mid Cap Value (Lord Abbett) (j)	6,071,778	57,499,735
Mid Cap Value Equity (RiverSource) (j)	5,383,007	56,360,085
Vista (American Century) (j)	4,509,428	53,797,478
Small Cap (Independence) (j)	3,107,608	29,149,362
Small Cap Growth (Wellington) (j)	3,912,051	31,883,215
Small Cap Intrinsic Value (MFC Global U.S.) (j)(k)	7,124,329	53,503,713
Small Cap Opportunities (Munder) (j)	7,600,729	117,811,305
Small Company Growth (AIM) (j)	4,590,266	59,719,361
Small Company Value (T. Rowe Price) (j)	10,875,291	189,882,588

TOTAL INVESTMENT COMPANIES (Cost $14,705,020,478)		$ 11,779,029,495

Total Investments (Lifestyle Growth Trust)
(Cost $14,705,020,478) - 100.00%		$ 11,779,029,495
Liabilities in Excess of Other Assets - 0.00%		(66,942)

TOTAL NET ASSETS - 100.00%		$ 11,778,962,553

The accompanying notes are an integral part of the financial statements.
252

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Lifestyle Moderate Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%

JOHN HANCOCK TRUST
Floating Rate Income (WAMCO) (j)	5,926,052	$71,586,705
Global Bond (PIMCO) (j)	6,515,387	92,388,186
High Income (MFC Global U.S.) (j)(k)	9,576,708	87,052,278
High Yield (WAMCO) (j)	13,792,744	114,065,995
U.S. High Yield Bond (Wells Capital) (j)	8,547,371	98,978,551
Active Bond (MFC Global U.S./Declaration) (j)(k)	21,660,633	191,913,207
Core Bond (Wells Capital) (j)	3,946,331	49,329,140
Total Bond Market A (Declaration) (j)(k)	739,200	9,594,816
Total Return (PIMCO) (j)	19,804,631	262,015,269
International Equity Index B (SSgA) (j)	1,531,087	22,813,199
International Opportunities (Marsico) (j)	3,926,540	45,626,398
Overseas Equity (Capital Guardian) (j)	2,396,344	22,813,199
International Core (GMO) (j)	8,825,222	91,252,796
International Value (Templeton) (j)	5,646,831	68,439,597
Investment Quality Bond (Wellington) (j)	4,556,315	49,208,201
Spectrum Income (T. Rowe Price) (j)	15,669,780	196,969,136
Strategic Bond (WAMCO) (j)	7,333,109	70,324,513
Strategic Income (MFC Global U.S.) (j)(k)	5,700,653	73,994,476
Global Real Estate (Deutsche) (j)	4,979,853	46,810,615
Real Estate Equity (T. Rowe Price) (j)	2,415,609	24,687,519
Real Return Bond (PIMCO) (j)	5,500,182	69,137,291
500 Index (MFC Global U.S.A.) (j)(k)	9,111,035	91,201,464
Blue Chip Growth (T. Rowe Price) (j)	7,006,511	114,065,995
Core Equity (Legg Mason) (j)	3,090,510	25,620,329
Equity-Income (T. Rowe Price) (j)	3,646,464	48,169,795
Fundamental Value (Davis) (j)	7,335,330	96,312,877
U.S. Multi Sector (GMO) (j)	6,531,545	73,675,822
Value & Restructuring (Columbia) (j)	3,700,438	45,626,398
Mid Cap Index (MFC Global U.S.A.) (j)(k)	3,148,820	45,626,398
Small Company (American Century) (j)	2,402,509	22,847,860
Small Company Growth (AIM) (j)	1,793,345	23,331,414
Small Company Value (T. Rowe Price) (j)	1,372,931	23,971,371

TOTAL INVESTMENT COMPANIES (Cost $2,702,566,725)		$2,369,450,810

Total Investments (Lifestyle Moderate Trust)
(Cost $2,702,566,725) - 100.00%		$2,369,450,810
Liabilities in Excess of Other Assets - 0.00%		(24,403)

TOTAL NET ASSETS - 100.00%		$2,369,426,407

Managed Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 57.15%

Basic Materials - 1.91%
Air Products & Chemicals, Inc.	4,400	$301,356
Barrick Gold Corp.	79,900	2,935,526
Biogen Idec, Inc. *	35,800	1,800,382
Domtar Corp. *	90,288	415,325
Dow Chemical Company	5,800	184,324
Ecolab, Inc.	1,500	72,780
Eli Lilly & Company	131,700	5,798,751
FMC Corp.	3,700	190,143

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Basic Materials (continued)
Freeport-McMoRan Copper & Gold, Inc.,
Class B	1,500 $	$85,275
Monsanto Company	60,280	5,966,514
Nucor Corp.	35,900	1,418,050
Praxair, Inc.	14,200	1,018,708
Reliance Steel & Aluminum Company	3,100	117,707
Sigma-Aldrich Corp.	8,900	466,538

		20,771,379
Communications - 4.16%
Amazon.com, Inc. *	9,700	705,772
AT&T, Inc.	84,942	2,371,581
CBS Corp., Class B	72,800	1,061,424
Cisco Systems, Inc. *	448,700	10,122,672
Crown Castle International Corp. *	1,800	52,146
DIRECTV Group, Inc. *	7,700	201,509
eBay, Inc. *	189,000	4,229,820
Gannett Company, Inc.	40,500	684,855
Google, Inc., Class A *	16,450	6,588,554
Juniper Networks, Inc. *	16,000	337,120
Liberty Media Holding Corp.-Interactive A *	86,700	1,119,297
Priceline.com, Inc. *	680	46,532
QUALCOMM, Inc.	349,200	15,005,124
VeriSign, Inc. *	7,700	200,816
Verizon Communications, Inc.	82,800	2,657,052

		45,384,274
Consumer, Cyclical - 6.32%
Abercrombie & Fitch Company, Class A	14,500	572,025
Advance Auto Parts, Inc.	4,900	194,334
American Eagle Outfitters, Inc.	9,700	147,925
AutoNation, Inc. *	26,100	293,364
AutoZone, Inc. *	6,800	838,712
Bed Bath & Beyond, Inc. *	35,900	1,127,619
Best Buy Company, Inc.	17,300	648,750
Coach, Inc. *	24,900	623,496
Copart, Inc. *	8,100	307,800
Costco Wholesale Corp.	27,900	1,811,547
Family Dollar Stores, Inc.	8,800	208,560
Fastenal Company	1,400	69,146
GameStop Corp., Class A *	9,000	307,890
General Motors Corp.	18,000	170,100
Harley-Davidson, Inc.	34,900	1,301,770
Hasbro, Inc.	1,800	62,496
Home Depot, Inc.	462,800	11,981,892
Johnson Controls, Inc.	8,300	251,739
Kohl's Corp. *	24,600	1,133,568
Lowe's Companies, Inc.	196,900	4,664,561
McDonald's Corp.	23,900	1,474,630
Mohawk Industries, Inc. *	2,000	134,780
NIKE, Inc., Class B	6,000	401,400
Office Depot, Inc. *	76,800	446,976
PACCAR, Inc.	15,375	587,171
Ross Stores, Inc.	3,500	128,835
Staples, Inc.	78,600	1,768,500
Target Corp.	49,300	2,418,165
The Gap, Inc.	35,200	625,856

The accompanying notes are an integral part of the financial statements.
253

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
The TJX Companies, Inc.	31,600	$964,432
Urban Outfitters, Inc. *	10,900	347,383
Walgreen Company	174,300	5,396,328
Wal-Mart Stores, Inc.	456,600	27,345,774
Yum! Brands, Inc.	1,900	61,959

		68,819,483
Consumer, Non-cyclical - 20.78%
Abbott Laboratories	73,400	4,226,372
Altria Group, Inc.	262,800	5,213,952
AmerisourceBergen Corp.	31,700	1,193,505
Amgen, Inc. *	60,000	3,556,200
Apollo Group, Inc., Class A *	12,500	741,250
Archer-Daniels-Midland Company	42,400	928,984
Avon Products, Inc.	17,100	710,847
Baxter International, Inc.	3,200	210,016
Becton, Dickinson & Company	6,000	481,560
BioMarin Pharmaceutical, Inc. *	4,200	111,258
C.R. Bard, Inc.	3,900	369,993
Cardinal Health, Inc.	38,900	1,916,992
Church & Dwight, Inc.	1,100	68,299
Coca-Cola Enterprises, Inc.	14,400	241,488
Colgate-Palmolive Company	70,500	5,312,175
Covance, Inc. *	5,400	477,414
Coventry Health Care, Inc. *	58,300	1,897,665
Covidien, Ltd.	1,200	64,512
DENTSPLY International, Inc.	5,600	210,224
Edwards Lifesciences Corp. *	1,100	63,536
Estee Lauder Companies, Inc., Class A	13,900	693,749
Express Scripts, Inc. *	57,200	4,222,504
Forest Laboratories, Inc. *	90,700	2,564,996
FTI Consulting, Inc. *	900	65,016
Genentech, Inc. *	9,900	877,932
General Mills, Inc.	15,000	1,030,800
Genzyme Corp. *	6,900	558,141
Gilead Sciences, Inc. *	132,400	6,034,792
H & R Block, Inc.	2,600	59,150
H.J. Heinz Company	8,000	399,760
Hewitt Associates, Inc., Class A *	1,800	65,592
Hormel Foods Corp.	1,800	65,304
Illumina, Inc. *	6,800	275,604
Intuitive Surgical, Inc. *	2,940	708,481
Invitrogen Corp. *	8,600	325,080
ITT Educational Services, Inc. *	4,100	331,731
Johnson & Johnson	438,100	30,351,568
Kellogg Company	8,400	471,240
Kimberly-Clark Corp.	38,800	2,515,792
King Pharmaceuticals, Inc. *	15,100	144,658
Kraft Foods, Inc., Class A	24,336	797,004
Manpower, Inc.	3,300	142,428
McCormick & Company, Inc.	1,900	73,055
McKesson Corp.	82,900	4,460,849
Medco Health Solutions, Inc. *	23,000	1,035,000
Medtronic, Inc.	71,800	3,597,180
Merck & Company, Inc.	198,000	6,248,880
Patterson Companies, Inc. *	6,300	191,583
PDL BioPharma, Inc. *	96,200	895,622

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Pepsi Bottling Group, Inc.	2,300	$67,091
PepsiCo, Inc.	273,500	19,492,345
Perrigo Company	4,000	153,840
Pfizer, Inc.	1,395,100	25,725,644
Philip Morris International, Inc.	113,000	5,435,300
Procter & Gamble Company	231,700	16,147,173
Quest Diagnostics, Inc.	6,900	356,523
Stryker Corp.	37,300	2,323,790
SUPERVALU, Inc.	8,608	186,794
The Coca-Cola Company	381,100	20,152,568
Tyson Foods, Inc., Class A	4,000	47,760
UnitedHealth Group, Inc.	703,622	17,864,962
UST, Inc.	15,700	1,044,678
Varian Medical Systems, Inc. *	10,400	594,152
WellPoint, Inc. *	128,900	6,028,653
Western Union Company	47,100	1,161,957
William Wrigley, Jr. Company	12,900	1,024,260
Wyeth	103,200	3,812,208
Zimmer Holdings, Inc. *	117,900	7,611,624

		226,431,055
Diversified - 0.07%
Leucadia National Corp.	17,700	804,288

Energy - 11.30%
Anadarko Petroleum Corp.	43,200	2,095,632
Apache Corp.	49,100	5,120,148
Baker Hughes, Inc.	6,900	417,726
BJ Services Company	24,000	459,120
Cabot Oil & Gas Corp.	3,100	112,034
Cameron International Corp. *	7,800	300,612
Chesapeake Energy Corp.	51,800	1,857,548
Chevron Corp.	327,600	27,020,448
Cimarex Energy Company	3,600	176,076
Comstock Resources, Inc. *	800	40,040
ConocoPhillips	159,552	11,687,184
Denbury Resources, Inc. *	15,400	293,216
Devon Energy Corp.	38,400	3,502,080
Diamond Offshore Drilling, Inc.	6,020	620,421
Encore Aquisition Company *	900	37,602
ENSCO International, Inc.	3,500	201,705
EOG Resources, Inc.	24,610	2,201,611
EXCO Resources, Inc. *	2,700	44,064
Exxon Mobil Corp.	508,600	39,497,876
Forest Oil Corp. *	2,400	119,040
Foundation Coal Holdings, Inc.	800	28,464
Halliburton Company	33,000	1,068,870
Helmerich & Payne, Inc.	4,200	181,398
Hess Corp.	30,710	2,520,677
Murphy Oil Corp.	18,600	1,193,004
Nabors Industries, Ltd. *	26,000	647,920
National Fuel Gas Company	1,400	59,052
National Oilwell Varco, Inc. *	800	40,184
Newfield Exploration Company *	7,200	230,328
Noble Corp.	10,300	452,170
Noble Energy, Inc.	10,500	583,695
Occidental Petroleum Corp.	150,200	10,581,590

The accompanying notes are an integral part of the financial statements.
254

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
Patterson-UTI Energy, Inc.	12,800	$256,256
Pioneer Natural Resources Company	4,600	240,488
Plains Exploration & Production Company *	3,400	119,544
Quicksilver Resources, Inc. *	9,000	176,670
Range Resources Corp.	7,000	300,090
Schlumberger, Ltd.	13,660	1,066,709
Smith International, Inc.	6,500	381,160
Southwestern Energy Company *	33,600	1,026,144
Spectra Energy Corp.	2,600	61,880
St. Mary Land & Exploration Company	1,700	60,605
Sunoco, Inc.	6,600	234,828
Transocean, Inc. *	18,294	2,009,413
Unit Corp. *	1,100	54,802
Valero Energy Corp.	56,500	1,711,950
W&T Offshore, Inc.	1,200	32,748
Weatherford International, Ltd. *	36,600	920,124
Whiting Petroleum Corp. *	3,500	249,410
XTO Energy, Inc.	19,300	897,836

		123,192,192
Financial - 4.11%
Aetna, Inc.	6,100	220,271
AFLAC, Inc.	45,500	2,673,125
Allstate Corp.	94,400	4,353,728
American International Group, Inc.	165,500	551,115
Aon Corp.	5,200	233,792
Assurant, Inc.	8,300	456,500
Bank of America Corp.	226,284	7,919,940
BB&T Corp.	37,900	1,432,620
BlackRock, Inc.	6,670	1,297,315
Charles Schwab Corp.	15,200	395,200
Chubb Corp.	84,700	4,650,030
Citigroup, Inc.	403,800	8,281,938
Comerica, Inc.	11,000	360,690
Federal Home Loan Mortgage Corp.	27,700	47,367
Fifth Third Bancorp	7,400	88,060
First American Corp.	6,200	182,900
Goldman Sachs Group, Inc.	800	102,400
Hartford Financial Services Group, Inc.	17,000	696,830
Hudson City Bancorp, Inc.	63,500	1,171,575
Humana, Inc. *	1,500	61,800
Marsh & McLennan Companies, Inc.	5,300	168,328
Marshall & Ilsley Corp.	4,400	88,660
MetLife, Inc.	4,800	268,800
Morgan Stanley	7,200	165,600
Nasdaq Stock Market, Inc. *	2,400	73,368
Northern Trust Corp.	800	57,760
Old Republic International Corp.	4,900	62,475
Progressive Corp.	59,400	1,033,560
State Street Corp.	9,400	534,672
T. Rowe Price Group, Inc.	3,700	198,727
The Travelers Companies, Inc.	90,600	4,095,120
Torchmark Corp.	7,900	472,420
U.S. Bancorp	53,400	1,923,468
Unum Group	3,700	92,870
W.R. Berkley Corp.	14,700	346,185

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Wells Fargo & Company	2,100	$78,813

		44,838,022
Industrial - 2.80%
3M Company	57,300	3,914,163
Amphenol Corp., Class A	2,900	116,406
Applied Biosystems, Inc.	2,100	71,925
Burlington Northern Santa Fe Corp.	9,720	898,420
C.H. Robinson Worldwide, Inc.	31,600	1,610,336
CSX Corp.	20,900	1,140,513
Danaher Corp.	33,100	2,297,140
Deere & Company	41,000	2,029,500
Emerson Electric Company	19,200	783,168
Energizer Holdings, Inc. *	4,700	378,585
FLIR Systems, Inc. *	7,200	276,624
Flowserve Corp.	4,500	399,465
Fluor Corp.	13,800	768,660
FMC Technologies, Inc. *	10,100	470,155
General Dynamics Corp.	64,700	4,763,214
Harsco Corp.	1,200	44,628
J.B. Hunt Transport Services, Inc.	1,800	60,066
Jacobs Engineering Group, Inc. *	8,800	477,928
Joy Global, Inc.	3,400	153,476
Lockheed Martin Corp.	2,100	230,307
Manitowoc Company, Inc.	2,200	34,210
Masco Corp.	12,200	218,868
Norfolk Southern Corp.	5,400	357,534
Northrop Grumman Corp.	1,900	115,026
Owens-Illinois, Inc. *	8,800	258,720
Parker-Hannifin Corp.	12,300	651,900
Rockwell Collins, Inc.	5,000	240,450
Ryder Systems, Inc.	4,000	248,000
SPX Corp.	2,600	200,200
Stericycle, Inc. *	2,800	164,948
Textron, Inc.	13,200	386,496
Tyco International, Ltd.	32,800	1,148,656
Union Pacific Corp.	6,800	483,888
United Parcel Service, Inc., Class B	22,500	1,415,025
United Technologies Corp.	59,000	3,543,540
Waters Corp. *	2,700	157,086

		30,509,226
Technology - 5.59%
Affiliated Computer Services, Inc., Class A *	23,200	1,174,616
Apple, Inc. *	33,970	3,861,030
BMC Software, Inc. *	5,900	168,917
Citrix Systems, Inc. *	16,700	421,842
Dell, Inc. *	90,300	1,488,144
EMC Corp. *	16,500	197,340
Fiserv, Inc. *	29,800	1,410,136
Hewlett-Packard Company	20,800	961,792
Intel Corp.	45,700	855,961
International Business Machines Corp.	39,010	4,562,610
Intuit, Inc. *	2,600	82,186
L-3 Communications Holdings, Inc.	19,000	1,868,080
Lexmark International, Inc. *	4,300	140,051
LSI Logic Corp. *	10,100	54,136

The accompanying notes are an integral part of the financial statements.
255

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
MasterCard, Inc., Class A	8,890	$1,576,464
Microsoft Corp.	1,078,500	28,785,165
NetApp, Inc. *	2,700	49,221
Oracle Corp. *	550,200	11,174,562
Raytheon Company	10,300	551,153
Red Hat, Inc. *	3,200	48,224
Salesforce.com, Inc. *	3,200	154,880
SEI Investments Company	8,000	177,600
Total Systems Services, Inc.	11,700	191,880
VeriFone Holdings, Inc. *	15,300	253,062
Western Digital Corp. *	29,100	620,412
Xilinx, Inc.	2,600	60,970

		60,890,434
Utilities - 0.11%
Energen Corp.	1,200	54,336
Exelon Corp.	4,100	256,742
FirstEnergy Corp.	10,000	669,900
Teco Energy, Inc.	7,700	121,121
The Southern Company	3,700	139,453

		1,241,552

TOTAL COMMON STOCKS (Cost $718,321,942)		$622,881,905

U.S. TREASURY OBLIGATIONS - 4.44%

U.S. Treasury Bonds - 1.42%
4.375% due 02/15/2038	15,315,000	15,510,021

U.S. Treasury Notes - 3.02%
2.00% due 02/28/2010	263,000	263,206
3.125% due 09/30/2013	8,080,000	8,135,550
4.00% due 08/15/2018	22,316,000	22,633,311
4.625% due 07/31/2009	1,145,000	1,171,031
4.875% due 06/30/2009	665,000	680,014

		32,883,112

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $48,078,532)		$48,393,133

U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.57%

Federal Home Loan Bank - 0.05%
4.50% due 11/15/2012	500,000	511,277

Federal Home Loan Mortgage Corp. - 0.81%
4.636% due 07/01/2035 (b)	1,018,031	1,015,100
5.00% due 07/15/2014	270,000	280,752
5.00% TBA **	4,040,000	3,935,211
6.00% due 08/01/2017	100,962	104,252
6.50% due 03/01/2017	42,303	43,656
6.50% TBA **	3,350,000	3,434,795

		8,813,766
Federal National Mortgage
Association - 13.61%
4.375% due 03/15/2013	4,250,000	4,331,107
4.50% due 10/01/2018	2,517,205	2,480,332
4.50% TBA **	14,430,000	14,046,703
5.00% due 12/01/2034 to 07/01/2035	12,276,682	11,982,222
5.00% TBA **	15,520,000	15,396,324
5.07% due 07/01/2033 (b)	29,212	29,284

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal National Mortgage
Association (continued)
5.50% due 07/01/2017 to 12/01/2034	$18,678,008	$18,692,335
5.50% TBA **	19,640,000	19,669,349
6.00% due 07/01/2016 to 03/01/2036	21,140,040	21,483,096
6.00% TBA **	20,322,000	20,625,714
6.25% due 05/15/2029	875,000	1,007,380
6.50% due 02/01/2036	359,784	369,552
6.50% TBA **	13,034,000	13,415,493
7.00% due 12/01/2012 to 10/25/2041	1,840,453	1,894,978
7.00% TBA **	2,735,000	2,857,222
7.50% due 11/01/2030 to 07/01/2031	72,414	77,512

		148,358,603

Government National Mortgage
Association - 0.10%
5.00% due 01/15/2035 to 04/15/2035	721,990	709,108
5.50% due 03/15/2035	371,186	371,868

		1,080,976

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $159,290,293)		$158,764,622

FOREIGN GOVERNMENT OBLIGATIONS - 0.03%

Mexico - 0.01%
Government of Mexico
9.875% due 02/01/2010	95,000	102,363

Peru - 0.02%
Republic of Peru
7.35% due 07/21/2025	250,000	248,750

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $355,355)		$351,113

CORPORATE BONDS - 10.06%

Basic Materials - 0.09%
Alcan, Inc.
5.00% due 06/01/2015	590,000	543,611
ArcelorMittal
6.125% due 06/01/2018 (g)	160,000	141,778
ICI Wilmington, Inc.
4.375% due 12/01/2008	235,000	234,576

		919,965

Communications - 1.24%
American Tower Corp.
7.50% due 05/01/2012	170,000	167,450
AT&T, Inc.
6.30% due 01/15/2038	735,000	608,727
British Telecommunications PLC
5.95% due 01/15/2018	605,000	536,520
Citizens Communications Company
9.00% due 08/15/2031	1,100,000	841,500
Cox Communications, Inc., Class A
4.625% due 06/01/2013	757,000	699,781
Deutsche Telekom International Finance BV
8.75 due 06/15/2030	510,000	493,201
Embarq Corp.
8.00% due 06/01/2036	1,000,000	715,110

The accompanying notes are an integral part of the financial statements.
256

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Communications (continued)
France Telecom SA
8.50% due 03/01/2031	$1,280,000	$1,388,668
News America Holdings, Inc.
6.75% due 01/09/2038	30,000	29,201
News America, Inc.
6.65% due 11/15/2037	612,000	513,299
Rogers Wireless, Inc.
9.625% due 05/01/2011	140,000	150,026
SBC Communications, Inc.
5.10% due 09/15/2014	40,000	37,412
5.625% due 06/15/2016	550,000	509,360
Singapore Telecommunications, Ltd.
6.375% due 12/01/2011 (g)	75,000	77,347
Sprint Capital Corp.
8.375% due 03/15/2012	1,138,000	1,024,200
8.75% due 03/15/2032	850,000	663,000
Telecom Italia Capital SA
4.00% due 01/15/2010	150,000	145,649
Time Warner Entertainment Company LP
8.375% due 07/15/2033	600,000	570,394
Time Warner, Inc.
5.875% due 11/15/2016	1,000,000	878,880
7.625% due 04/15/2031	130,000	112,887
Verizon Communications, Inc.
7.375% due 09/01/2012	618,000	637,949
Verizon of New York, Inc., Series A
6.875% due 04/01/2012	1,133,000	1,132,955
Viacom, Inc.
6.25% due 04/30/2016	975,000	878,095
6.875% due 04/30/2036	530,000	424,890
Vimpelcom
8.375% due 04/30/2013 (g)	400,000	318,027

		13,554,528

Consumer, Cyclical - 0.14%
CVS Caremark Corp.
6.302% due 06/01/2037 (b)	1,000,000	798,506
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	135,000	128,250
Yum! Brands, Inc.
6.25% due 03/15/2018	605,000	560,976

		1,487,732

Consumer, Non-cyclical - 0.69%
Anheuser-Busch Companies, Inc.
6.50% due 02/01/2043	1,232,000	996,109
Coventry Health Care, Inc.
5.875% due 01/15/2012	1,483,000	1,428,567
General Mills, Inc.
5.70% due 02/15/2017	475,000	460,238
Hospira, Inc.
5.90% due 06/15/2014	110,000	110,928
Nabisco, Inc.
7.55% due 06/15/2015	500,000	512,814
Schering Plough Corp.
5.55% due 12/01/2013	630,000	609,233
Smithfield Foods, Inc.
7.00% due 08/01/2011	1,483,000	1,290,210
Tesco PLC
6.15% due 11/15/2037 (g)	845,000	693,830

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Non-cyclical (continued)
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016	$475,000	$441,514
6.15% due 02/01/2036	475,000	415,796
UnitedHealth Group, Inc.
5.375% due 03/15/2016	650,000	577,437

		7,536,676

Energy - 1.19%
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	690,000	708,250
CNOOC Finance
5.50% due 05/21/2033 (g)	896,000	746,655
Duke Energy Field Services LLC
6.45% due 11/03/2036 (g)	1,020,000	815,908
Enbridge Energy Partners L.P., Series B
4.75% due 06/01/2013	1,140,000	1,063,989
GS Caltex Corp.
5.50% due 08/25/2014 (g)	778,000	697,159
Kinder Morgan Energy Partners LP
5.80% due 03/15/2035	660,000	491,536
7.30% due 08/15/2033	986,000	900,045
Nexen, Inc.
5.875% due 03/10/2035	993,000	743,500
Pemex Project Funding Master Trust
4.1188% due 06/15/2010 (b)(g)	200,000	196,760
7.375% due 12/15/2014	500,000	524,690
Premcor Refining Group, Inc.
7.50% due 06/15/2015	170,000	162,060
Talisman Energy, Inc.
6.25% due 02/01/2038	2,015,000	1,565,008
TEPPCO Partners, L.P.
6.125% due 02/01/2013	872,000	885,287
Texas Gas Transmission Corp.
4.60% due 06/01/2015	1,860,000	1,691,873
Valero Logistics Operations LP
6.05% due 03/15/2013	1,875,000	1,815,422

		13,008,142

Financial - 5.15%
Allied Capital Corp.
6.625% due 07/15/2011	625,000	608,599
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016	600,000	529,386
American Express Bank FSB, BKNT
6.00% due 09/13/2017	1,245,000	1,039,772
AON Capital Trust A
8.205% due 01/01/2027	1,420,000	1,189,366
Assurant, Inc.
6.75% due 02/15/2034	1,965,000	1,644,414
AXA Financial, Inc.
7.75% due 08/01/2010	712,000	730,126
BAC Capital Trust XIII
3.2188% due 03/15/2043 (b)	945,000	661,203
BAC Capital Trust XV
3.61% due 06/01/2056 (b)	1,600,000	1,279,560
Capmark Financial Group, Inc.
5.875% due 05/10/2012	1,860,000	927,199
Chuo Mitsui Trust & Banking Company
5.506% due 12/29/2049 (b)(g)	150,000	111,856

The accompanying notes are an integral part of the financial statements.
257

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Citigroup, Inc.
5.625% due 08/27/2012	$1,260,000	$1,086,042
6.125% due 11/21/2017	995,000	843,238
Colonial Properties Trust
6.25% due 06/15/2014	1,380,000	1,259,087
Developers Diversified Realty Corp.
4.625% due 08/01/2010	125,000	119,888
Dresdner Bank-New York
7.25% due 09/15/2015	930,000	910,870
Duke Realty LP
5.95% due 02/15/2017	640,000	572,901
Endurance Specialty Holdings, Ltd.
7.00% due 07/15/2034	870,000	636,203
ERP Operating LP
4.75% due 06/15/2009	190,000	186,525
Financial Security Assurance Holdings, Ltd.
6.40% due 12/15/2066 (b)(g)	1,745,000	779,074
Foundation Re II, Ltd.
9.5569% due 11/26/2010 (b)(g)	350,000	346,066
Fund American Companies, Inc.
5.875% due 05/15/2013	1,113,000	825,430
Hartford Financial Services Group, Inc.
4.625% due 07/15/2013	696,000	636,342
HBOS PLC
5.375% due 12/29/2049 (b)(g)	190,000	117,547
Health Care Property Investors, Inc.
6.30% due 09/15/2016	1,690,000	1,388,100
6.45% due 06/25/2012	648,000	607,654
Health Care, Inc.
6.00% due 11/15/2013	523,000	478,388
6.20% due 06/01/2016	985,000	866,371
Hospitality Properties Trust
6.75% due 02/15/2013	2,100,000	1,915,049
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)	80,000	44,373
International Lease Finance Corp.
5.875% due 05/01/2013	1,317,000	833,112
JPMorgan Chase & Company
6.75% due 02/01/2011	1,000,000	1,003,347
JPMorgan Chase Capital XXIII
3.8044% due 05/15/2047 (b)	1,605,000	860,803
Landsbanki Islands HF
7.431% due 12/31/2049 (b)(g)	1,235,000	682,603
Lehman Brothers Holdings, Inc., MTN
1.00% due 01/26/2017 ^ (b)	1,405,000	175,625
Liberty Mutual Group, Inc.
6.50% due 03/15/2035 (g)	1,140,000	827,699
7.50% due 08/15/2036 (g)	1,090,000	860,244
Lincoln National Corp.
6.05% due 04/20/2067 (b)	505,000	333,300
7.00% due 05/17/2066 (b)	505,000	385,106
Markel Corp.
6.80% due 02/15/2013	945,000	983,641
MBNA Capital, Series B
3.6006% due 02/01/2027 (b)	325,000	264,667
Merna Reinsurance, Ltd., Series B
5.1188% due 12/31/2010 (b)(g)	1,000,000	956,200
Merrill Lynch & Company, Inc.
3.3412% due 05/02/2017 (b)	1,000,000	812,834

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Morgan Stanley
3.235% due 10/18/2016 (b)	$1,040,000	$677,950
Mystic Re, Ltd.
8.9443% due 12/05/2008 (b)(g)	530,000	529,841
North Front Pass-Through Trust
5.81% due 12/15/2024 (b)(g)	250,000	225,588
Oil Casualty Insurance, Ltd.
8.00% due 09/15/2034 (g)	2,873,000	2,640,092
Osiris Capital PLC, Series C
5.6406% due 01/15/2010 (b)(g)	1,960,000	1,942,968
Osiris Capital PLC, Series D
7.7906% due 01/15/2010 (b)(g)	765,000	768,093
PartnerRe Finance II
6.44% due 12/01/2066 (b)	1,600,000	1,156,355
PNC Funding Corp.
2.9388% due 01/31/2012 (b)	1,300,000	1,229,043
ProLogis
5.625% due 11/15/2016	552,000	470,200
6.625% due 05/15/2018	1,000,000	858,866
RBS Capital Trust IV
4.5687% due 09/29/2049 (b)	320,000	238,782
Reliastar Financial Corp.
6.50% due 11/15/2008	160,000	160,347
Rouse Company LP
5.375% due 11/26/2013	1,135,000	692,350
6.75% due 05/01/2013 (g)	1,065,000	724,200
Schwab Capital Trust I
7.50% due 11/15/2037 (b)	675,000	557,206
Shinhan Bank
6.819% due 09/20/2036 (b)	1,090,000	864,710
Simon Property Group LP
5.75% due 12/01/2015	1,000,000	945,077
5.875% due 03/01/2017	885,000	782,267
6.10% due 05/01/2016	1,000,000	912,901
Skandinaviska Enskilda Banken AB
5.471% due 03/29/2049 (b)(g)	1,100,000	916,147
StanCorp Financial Group, Inc.
6.90% due 05/29/2067 (b)	1,575,000	1,326,347
Standard Chartered PLC
6.409% due 01/30/2017 (b)(g)	1,665,000	1,283,124
SunTrust Preferred Capital I
5.853% due 12/31/2049 (b)	1,680,000	924,000
Tate & Lyle International Finance PLC
5.00% due 11/15/2014 (g)	690,000	607,318
W.R. Berkley Corp.
6.15% due 08/15/2019	1,166,000	1,065,518
Westfield Capital Corp., Ltd.
4.375% due 11/15/2010 (g)	140,000	136,304
White Mountains Re Group, Ltd.
7.506% due 05/29/2049 (b)(g)	1,205,000	791,028
XL Capital, Ltd.
5.25% due 09/15/2014	860,000	743,874
XL Capital, Ltd., Series E
6.50% due 12/31/2049 (b)	1,000,000	590,000

		56,080,306

Industrial - 0.15%
BAE Systems Asset Trust
6.664% due 09/15/2013 (g)	352,527	345,175

The accompanying notes are an integral part of the financial statements.
258

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Industrial (continued)
BAE Systems Asset Trust (continued)
7.156% due 12/15/2011 (g)	$163,198	$164,283
Jabil Circuit, Inc.
5.875% due 07/15/2010	210,000	201,600
Parker Hannifin Corp., MTN
6.25% due 05/15/2038	1,000,000	967,235

		1,678,293

Utilities - 1.41%
AES Gener SA
7.50% due 03/25/2014	1,500,000	1,585,461
American Electric Power Company, Inc.
5.25% due 06/01/2015	930,000	852,546
Arizona Public Service Company
5.50% due 09/01/2035	860,000	609,471
CenterPoint Energy Houston Electric LLC, Series K2
6.95% due 03/15/2033	666,000	604,694
Commonwealth Edison Company
5.80% due 03/15/2018	600,000	549,834
Dominion Resources, Inc.
4.75% due 12/15/2010	835,000	830,917
5.70% due 09/17/2012	200,000	198,074
Enersis SA
7.375% due 01/15/2014	883,000	891,630
FirstEnergy Corp.
6.45% due 11/15/2011	702,000	705,349
Israel Electric Corp., Ltd.
7.25% due 01/15/2019 (g)	1,500,000	1,502,452
NiSource Finance Corp.
6.15% due 03/01/2013	912,000	882,746
7.875% due 11/15/2010	1,530,000	1,573,619
Pacific Gas & Electric Company
4.20% due 03/01/2011	250,000	244,250
PSEG Power LLC
5.00% due 04/01/2014	150,000	136,030
8.625% due 04/15/2031	50,000	54,074
Scottish Power PLC
4.91% due 03/15/2010	190,000	190,855
Southern Union Company
7.20% due 11/01/2066 (b)	970,000	712,376
SPI Electricity & Gas Australia Holdings Party, Ltd.
6.15% due 11/15/2013 (g)	1,166,000	1,152,055
Taqa Abu Dhabi National Energy Company
5.62% due 10/25/2012 (g)	500,000	484,904
TXU Electric Delivery Company
6.375% due 01/15/2015	1,695,000	1,535,517
United Energy Distribution Property, Ltd.
4.70% due 04/15/2011 (g)	90,000	92,301

		15,389,155

TOTAL CORPORATE BONDS (Cost $131,224,897)		$109,654,797

MUNICIPAL BONDS - 0.15%

District of Columbia - 0.15%
George Washington University, DC, Series B
5.095% due 09/15/2032	1,600,000	1,600,000

TOTAL MUNICIPAL BONDS (Cost $1,600,000)		$1,600,000

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.97%
Banc of America Commercial Mortgage, Inc.,
Series 2005-2, Class AJ
4.953% due 07/10/2042 (b)	$1,085,000	$855,264
Banc of America Large Loan,
Series 2005-MIB1, Class B
2.7475% due 03/15/2022 (b)(g)	2,740,000	2,489,376
Bank of America Commercial Mortgage, Inc.,
Series 2005-5, Class XC
0.0929% IO due 10/10/2045 (g)	386,983,596	1,527,734
Bank of America Commercial Mortgage, Inc.,
Series 2001-3, Class A1
4.89% due 04/11/2037	46,681	46,232
Bear Stearns Asset Backed Securities, Inc.,
Series 2003-AC4, Class A
5.00% due 09/25/2033	803,636	684,410
Bear Stearns Asset Backed Securities, Inc.,
Series 2004-AC5, Class A1
5.25% due 10/25/2034	676,527	545,591
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR6, Class X1
0.2002% IO due 11/11/2041 (g)	57,952,009	823,371
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-PWR8, Class AJ
4.75% due 06/11/2041	1,000,000	775,866
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
3.4169% due 12/25/2036 (b)	2,071,844	1,319,676
Chase Commercial Mortgage Securities Corp.,
Series 2000-2, Class C
7.928% due 07/15/2032	1,000,000	1,026,718
Commercial Mortgage Pass Through Certificates,
Series 2003-LB1A, Class A2
4.084% due 06/10/2038	375,000	340,350
Commercial Mortgage Pass Through Certificates,
Series 2005-C6, Class B
5.3994% due 06/10/2044 (b)	1,800,000	1,345,627
Commercial Mortgage Pass Through Certificates,
Series 2005-FL11, Class AJ
2.6875% due 11/15/2017 (b)(g)	1,589,967	1,480,400
Countrywide Alternative Loan Trust,
Series 2004-J7, Class 1A2
4.673% due 08/25/2034 (b)	65,846	64,646
Countrywide Home Loans,
Series 2005-12, Class 2A5
5.50% due 05/25/2035	101,287	92,618
Credit Suisse Mortgage Capital Certificates,
Series 2006-TFLA, Class B
2.7175% due 04/15/2021 (b)(g)	2,265,000	2,077,889
CS First Boston Mortgage Securities Corp.,
Series 2000-C1, Class A2
7.545% due 04/15/2062	1,296,331	1,314,565
CS First Boston Mortgage Securities Corp.,
Series 2001-CKN5, Class A4
5.435% due 09/15/2034	231,336	226,212
CS First Boston Mortgage Securities Corp.,
Series 2001-CP4, Class A4
6.18% due 12/15/2035	275,000	273,792
CS First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133% due 04/15/2037	125,000	123,658

The accompanying notes are an integral part of the financial statements.
259

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
CS First Boston Mortgage Securities Corp.,
Series 2003-CPN1, Class A1
3.727% due 03/25/2035	$1,370,151	$1,295,359
CS First Boston Mortgage Securities Corp.,
Series 2004-C4, Class A4
4.283% due 10/15/2039	150,000	141,788
CS First Boston Mortgage Securities Corp.,
Series 2005-5, Class 4A1
6.25% due 07/25/2035	168,978	144,529
CS First Boston Mortgage Securities Corp.,
Series 2005-C1, Class AX
0.1677% IO due 02/15/2038 (g)	95,078,641	918,716
CS First Boston Mortgage Securities Corp.,
Series 2005-C2, Class B
5.016% due 04/15/2037	1,210,000	901,167
Federal National Mortgage Association,
Series 2002-W3, Class A5
7.50% due 01/25/2028	30,798	32,760
First Horizon Alternative Mortgage Securities,
Series 2004-AA2, Class 2A1
5.0368% due 08/25/2034 (b)	2,306,548	1,938,388
First Union National Bank Commercial Mortgage
Trust, Series 2002-C1, Class A1
5.585% due 02/12/2034	157,835	157,000
First Union-Lehman Brothers-Bank of America,
Series 1998-C2, Class E
6.778% due 11/18/2035	1,333,000	1,336,377
GE Capital Commercial Mortgage Corp.,
Series 2001-3, Class A2
6.07% due 06/10/2038	2,375,000	2,350,317
GE Capital Commercial Mortgage Corp.,
Series 2002-2A, Class A3
5.349% due 08/11/2036	150,000	145,548
GE Capital Commercial Mortgage Corp.,
Series 2005-C2, Class C
5.133% due 05/10/2043 (b)	925,000	690,340
G-Force LLC, Series 2005-RR2, Class A4B
5.422% due 12/27/2039 (g)	1,835,000	1,091,825
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class XC
0.267% IO due 08/10/2042 (g)	80,334,494	1,103,675
Greenwich Capital Commercial Funding Corp.,
Series 2002-C1, Class A2
4.112% due 01/11/2017	201,225	193,037
GS Mortgage Securities Corp. II, Series 2004-GG2,
Class XC
0.2436% IO due 08/01/2038 (g)	151,879,743	1,292,481
GS Mortgage Securities Corp. II, Series 2005-GG4,
Class XC
0.2181% IO due 07/10/2039 (b)(g)	43,138,127	692,354
Hilton Hotels Pool Trust, Series 2000-HLTA, Class B
2.9856% due 10/03/2015 (b)(g)	95,000	94,067
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP5, Class A4
5.3445% due 12/15/2044 (b)	2,500,000	2,264,364
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2002-C1, Class A3
5.376% due 07/12/2037	370,000	356,182
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2004-CBX, Class A2
3.89% due 01/12/2037	196,556	193,885

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
LB-UBS Commercial Mortgage Trust,
Series 2000-C4, Class A2
7.37% due 08/15/2026	$3,097,745	$3,149,541
LB-UBS Commercial Mortgage Trust,
Series 2005-C3, Class G
5.111% due 06/17/2015 (b)(g)	735,000	468,428
LB-UBS Commercial Mortgage Trust,
Series 2005-C5, Class A2
4.885% due 09/15/2040	2,500,000	2,453,405
Merrill Lynch Mortgage Trust, Series 2008-C1,
Class X
0.564% IO due 02/14/2051 (g)	18,974,182	498,072
Merrill Lynch Mortgage Trust, Series 2005-CIP1,
Class XC
0.0871% IO due 08/12/2020 (g)	213,137,988	1,106,293
Merrill Lynch Mortgage Trust, Series 2005-MCP1,
Class XC
0.1455% IO due 05/25/2043 (g)	66,259,861	726,367
Merrill Lynch Mortgage Trust, Series 2006-C2,
Class X
0.5589% IO due 08/12/2026	33,009,156	696,962
Morgan Stanley Capital I, Series 1999-FNV1,
Class A2
6.53% due 03/15/2031	380,175	379,244
Multi Security Asset Trust, Series 2005-RR4A,
Class F
5.88% due 11/28/2035 (b)(g)	946,000	473,000
Residential Asset Mortgage Products, Inc.,
Series 2004-SL2, Class A1
6.50% due 10/25/2016	552,918	527,174
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	118,469	119,039
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A3
6.428% due 12/18/2035	868,403	870,029
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036 (g)	1,000,000	865,859
SBA CMBS Trust, Series 2005-1A, Class C
5.731% due 11/15/2035 (g)	1,118,000	1,061,960
Sequoia Mortgage Trust, Series 2005-3, Class A1
3.3875% due 04/15/2032 (b)	439,202	361,997
Structured Asset Securities Corp.,
Series 1998-RF2, Class A
8.4914% due 07/15/2027 (b)(g)	23,920	23,869
Timberstar Trust, Series 2006-1A, Class A
5.668% due 10/15/2036 (g)	1,980,000	1,867,156
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class XC
0.1013% IO due 03/15/2042 (g)	76,515,600	556,268
WAMU Commercial Mortgage Securities Trust,
Series 2007-SL3, Class A
6.1144% due 03/23/2045 (g)	933,642	887,689
WAMU Commercial Mortgage Securities Trust,
Series 2006-SL1, Class A
5.4201% due 11/23/2043 (g)	2,281,207	1,949,862
Washington Mutual Mortgage Pass-Through,
Series 2005-1, Class 6A1
6.50% due 03/25/2035	96,303	79,480

The accompanying notes are an integral part of the financial statements.
260

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR10, Class 2A6
4.1094% due 06/25/2035 (b)	$275,000	$230,587

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $63,247,025)		$54,120,435

ASSET BACKED SECURITIES - 2.75%
Alesco Preferred Funding, Ltd., Series 12A, Class B
3.0712% due 07/15/2037 (b)(g)	690,000	172,500
Alesco Preferred Funding, Ltd., Series 14A, Class B
3.86% due 09/23/2037 (b)(g)	690,000	276,000
Alesco Preferred Funding, Ltd.,
Series 15A, Class B1
3.89% due 12/23/2037 (b)(g)	330,000	132,000
Ansonia CDO, Ltd.
5.812% due 07/28/2046 (g)	2,470,000	666,900
Arbor Realty Mortgage Securities, Series
2006-1A, Class C
3.395% due 12/26/2041 (b)(g)	770,000	349,561
Arbor Realty Mortgage Securities, Series
2006-1A, Class F
3.845% due 01/26/2042 (b)(g)	1,280,000	576,211
Argent Securities, Inc., Series 2004-W1, Class M3
4.6569% due 03/25/2034 (b)	673,857	347,596
Centex Home Equity, Series 2004-D, Class AF4
4.68% due 06/25/2032	160,000	130,022
Centex Home Equity, Series 2005-A, Class M4
4.0069% due 01/25/2035 (b)	1,416,000	1,112,840
Countryplace Manufactured Housing Contract
Trust, Series 2005-1, Class A3
4.80% due 12/15/2035 (g)	275,000	239,716
Credit-Based Asset Servicing and Securitization,
Series 2005-CB8, Class AF2
5.303% due 12/25/2035	7,510	66,728
Credit-Based Asset Servicing and Securitization,
Series 2006-CB2, Class AF2
5.501% due 12/25/2036	2,515,291	2,288,153
Credit-Based Asset Servicing and Securitization,
Series 2006-MH1, Class B1
6.25% due 09/25/2036 (g)	1,080,000	862,245
CW Capital Cobalt I, Series 2005-1A, Class A1
3.0906% due 05/25/2045 (b)(g)	2,087,202	1,468,868
DB Master Finance LLC, Series 2006-1, Class-A2
5.779% due 06/20/2031 (g)	1,510,000	1,294,009
Dillon Read CMBS CDO, Ltd.,Series 2006-1A,
Class A3
3.5138% due 12/05/2046 (b)(g)	1,370,000	438,400
Equity One ABS, Inc., Series 2004-1, Class M2
5.115% due 04/25/2034	322,140	217,643
Equity One ABS, Inc., Series 2004-1, Class M3
5.26% due 04/25/2034	725,540	482,961
Equity One ABS, Inc., Series 2004-2, Class AV2
3.4569% due 07/25/2034 (b)	75,813	63,626
Green Tree Financial Corp., Series 1996-8, Class A6
7.60% due 10/15/2027	717,642	743,248
GSAA Home Equity Trust, Series 2006-10,
Class AF3
5.9846% due 06/25/2036 (b)	3,000,000	1,835,625
Highland Park CDO, Ltd., Series 2006-1A, Class A2
3.2106% due 11/25/2051 (b)(g)	1,100,000	643,830

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
JER CDO, Series 2006-2A, Class AFL
3.5369% due 03/25/2045 (b)(g)	$1,600,000	$640,000
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
3.9069% due 02/25/2034 (b)	1,200,000	979,394
New Century Home Equity Loan Trust,
Series 2004-A, Class AII5
5.25% due 07/25/2034	230,000	198,557
Newcastle CDO, Ltd., Series 2005-7A, Class 2FL
3.6762% due 12/24/2050 (b)(g)	1,740,000	742,458
N-Star Real Estate CDO, Ltd.,
Series 2006-7A, Class B
2.8625% due 06/22/2051 (b)(g)	2,100,000	903,630
Option One Mortgage Loan Trust, Series 2005-1,
Class M1
3.0025% due 02/25/2035 (b)	866,000	640,425
Option One Mortgage Loan Trust, Series 2004-1,
Class M1
3.8069% due 01/25/2034 (b)	887,837	660,906
Ownit Mortgage Loan, Series 2006-1, Class AF2
5.29% due 12/25/2036	3,035,000	2,689,932
Ownit Mortgage Loan, Series 2006-2, Class A2B
5.6329% due 02/25/2037	2,500,000	2,335,650
Popular ABS Mortgage Pass-Through Trust,
Series 2005-4, Class AF3
4.982% due 09/25/2035 (b)	234,027	234,027
Popular ABS Mortgage Pass-Through Trust,
Series 2005-6, Class A2
5.35% due 01/25/2036 (b)	336,131	336,131
Prima Capital Ltd., Series 2006-CR1A, Class A1
5.417% due 12/25/2048	2,922,218	2,513,108
Residential Accredit Loans, Inc.,
Series 2004-QS16, Class 1A1
5.50% due 12/25/2034	141,497	119,875
Residential Asset Mortgage Products, Inc.,
Series 2004-RS9, Class AI4
4.767% due 10/25/2032	146,632	128,789
Residential Asset Mortgage Products, Inc.,
Series 2004-RZ3, Class AI4
4.572% due 05/25/2033 (b)	130,204	120,858
Residential Asset Mortgage Products, Inc.,
Series 2005-RS6, Class A12
2.7225% due 06/25/2035 (b)	374,465	370,464
Residential Funding Mortgage Securities II, Series
2002-HI1, Class A7
6.90% due 01/25/2033	1,362,332	1,128,214
Structured Asset Securities Corp.,
Series 2004-6XS, Class M1
4.92% due 03/25/2034	958,838	592,983
Vanderbilt Acquisition Loan Trust,
Series 2002-1, Class A3
5.70% due 09/07/2023	44,605	44,176
Wells Fargo Home Equity Trust,
Series 2004-2, Class AI5
4.89% due 11/25/2028 (b)	250,000	230,325

TOTAL ASSET BACKED SECURITIES
(Cost $44,102,650)		$30,018,584

The accompanying notes are an integral part of the financial statements.
261

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

SUPRANATIONAL OBLIGATIONS - 0.23%

Financial - 0.02%
Corporacion Andina de Fomento, Series EXCH
6.875% due 03/15/2012	$220,000	$229,548

Government - 0.21%
Central American Bank for Economic Integration
6.75% due 04/15/2013 (g)	900,000	956,569
Corporacion Andina de Fomento
5.20% due 05/21/2013	1,330,000	1,304,427

		2,260,996

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $2,538,846)		$2,490,544

SHORT TERM INVESTMENTS - 8.69%
Federal Home Loan Bank Discount Notes
zero coupon due 10/15/2008 to
10/20/2008	$94,794,000	$94,701,592

TOTAL SHORT TERM INVESTMENTS
(Cost $94,701,592)		$94,701,592

REPURCHASE AGREEMENTS - 4.89%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$53,343,852 on 10/01/2008,
collateralized by $39,360,000
Federal Home Loan Mortgage
Corp., 5.40% due 06/04/2012
(valued at $40,633,690, including
interest) and $13,695,000 Federal
Home Loan Bank, 2.275% due
04/24/2009 (valued at
$13,780,594, including interest)	$53,342,000	$53,342,000

TOTAL REPURCHASE AGREEMENTS
(Cost $53,342,000)		$53,342,000

Total Investments (Managed Trust)
(Cost $1,316,803,132) - 107.93%		$1,176,318,725
Liabilities in Excess of Other Assets - (7.93)%		(86,402,734)

TOTAL NET ASSETS - 100.00%		$1,089,915,991

Mid Cap Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.77%
Basic Materials - 5.34%
Airgas, Inc.	60,399	$2,998,810
Albemarle Corp.	66,952	2,064,800
Cabot Corp.	47,066	1,495,757
Carpenter Technology Corp.	32,504	833,728
Chemtura Corp.	177,501	809,405
Cliffs Natural Resources, Inc.	78,158	4,137,684
Cytec Industries, Inc.	34,841	1,355,663
Ferro Corp.	32,018	643,562
FMC Corp.	54,781	2,815,196
Louisiana-Pacific Corp.	66,571	619,110

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Basic Materials (continued)
Lubrizol Corp.	49,583	$2,139,011
Minerals Technologies, Inc.	13,847	821,958
Olin Corp.	55,218	1,071,229
Potlatch Corp.	28,931	1,342,109
Rayonier, Inc.	57,582	2,726,508
Reliance Steel & Aluminum Company	46,661	1,771,718
RPM International, Inc.	95,341	1,843,895
Sensient Technologies Corp.	35,372	995,014
Steel Dynamics, Inc.	130,682	2,233,355
Temple-Inland, Inc.	77,795	1,187,152
Terra Industries, Inc.	67,258	1,977,385
Valspar Corp.	73,082	1,628,998

		37,512,047
Communications - 3.98%
3Com Corp. *	296,821	691,593
ADC Telecommunications, Inc. *	86,229	728,635
ADTRAN, Inc.	40,874	796,634
Avocent Corp. *	32,807	671,231
Belo Corp., Class A	64,371	383,651
Cincinnati Bell, Inc. *	173,017	534,623
CommScope, Inc. *	51,431	1,781,570
Digital River, Inc. *	27,102	878,105
Entercom Communications Corp.	19,961	100,204
F5 Networks, Inc. *	58,948	1,378,204
Foundry Networks, Inc. *	107,826	1,963,511
Harte-Hanks, Inc.	27,788	288,162
John Wiley & Sons, Inc., Class A	31,633	1,279,555
Lamar Advertising Company, Class A *	55,529	1,715,291
McAfee, Inc. *	110,799	3,762,734
Media General, Inc., Class A (a)	16,757	208,289
Netflix, Inc. * (a)	31,650	977,352
NeuStar, Inc., Class A *	57,680	1,147,255
Plantronics, Inc.	35,831	806,914
Polycom, Inc. *	62,343	1,441,994
Priceline.com, Inc. *	28,483	1,949,092
RF Micro Devices, Inc. *	191,639	559,586
Scholastic Corp.	19,419	498,680
Telephone & Data Systems, Inc.	77,959	2,787,034
ValueClick, Inc. *	63,424	648,828

		27,978,727
Consumer, Cyclical - 11.66%
99 Cents Only Stores *	34,378	377,127
Advance Auto Parts, Inc.	70,059	2,778,540
Aeropostale, Inc. *	48,979	1,572,716
Airtran Holdings, Inc. *	85,748	208,368
Alaska Air Group, Inc. *	26,379	537,868
American Eagle Outfitters, Inc.	150,788	2,299,517
AnnTaylor Stores Corp. *	41,784	862,422
ArvinMeritor, Inc.	54,021	704,434
Barnes & Noble, Inc.	26,940	702,595
BJ's Wholesale Club, Inc. *	43,472	1,689,322
Bob Evans Farms, Inc.	22,656	618,282
Borders Group, Inc.	44,337	290,851
BorgWarner, Inc.	85,123	2,789,481
Boyd Gaming Corp.	41,791	391,164

The accompanying notes are an integral part of the financial statements.
262

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Brinker International, Inc.	74,253	$1,328,386
Callaway Golf Company	47,460	667,762
CarMax, Inc. * (a)	161,395	2,259,530
Charming Shoppes, Inc. *	83,242	407,053
Chico's FAS, Inc. *	129,272	707,118
Chipotle Mexican Grill, Inc., Class A * (a)	24,152	1,340,194
Coldwater Creek, Inc. *	34,622	200,461
Collective Brands, Inc. *	46,741	855,828
Copart, Inc. *	47,899	1,820,162
Dick's Sporting Goods, Inc. *	62,155	1,216,995
Dollar Tree, Inc. *	66,225	2,407,941
DreamWorks Animation SKG, Inc., Class A *	58,923	1,853,128
Foot Locker, Inc.	113,499	1,834,144
Furniture Brands International, Inc. (a)	30,372	319,513
Guess?, Inc.	44,109	1,534,552
Hanesbrands, Inc. *	68,674	1,493,659
Herman Miller, Inc.	40,810	998,621
HNI Corp. (a)	32,379	820,484
Hovnanian Enterprises, Inc., Class A *	37,096	296,397
Ingram Micro, Inc., Class A *	121,485	1,952,264
International Speedway Corp., Class A	20,721	806,254
J. Crew Group, Inc. *	37,950	1,084,231
JetBlue Airways Corp. *	133,926	662,934
Lear Corp. *	56,627	594,583
Life Time Fitness, Inc. * (a)	25,525	798,167
M.D.C. Holdings, Inc.	26,814	981,124
Macrovision Solutions Corp. *	61,067	939,210
Marvel Entertainment, Inc. *	35,921	1,226,343
Modine Manufacturing Company	23,636	342,249
Mohawk Industries, Inc. *	41,084	2,768,651
MSC Industrial Direct Company, Inc., Class A	33,164	1,527,865
NVR, Inc. *	3,975	2,273,700
O'Reilly Automotive, Inc. *	98,117	2,626,592
Oshkosh Corp.	54,586	718,352
Pacific Sunwear of California, Inc. *	48,122	323,861
PetSmart, Inc.	92,741	2,291,630
Phillips-Van Heusen Corp.	37,649	1,427,274
Regis Corp.	31,550	867,625
Ross Stores, Inc.	96,329	3,545,870
Ryland Group, Inc.	31,208	827,636
Saks, Inc. * (a)	103,925	961,306
Scientific Games Corp., Class A *	47,588	1,095,476
Tech Data Corp. *	36,980	1,103,853
The Cheesecake Factory, Inc. *	47,409	693,120
Thor Industries, Inc. (a)	25,986	644,973
Timberland Company, Class A *	34,529	599,769
Toll Brothers, Inc. *	95,415	2,407,320
Under Armour, Inc., Class A * (a)	26,679	847,325
Urban Outfitters, Inc. *	83,318	2,655,345
Warnaco Group, Inc. *	33,715	1,526,952
Wendy's/Arby's Group, Inc. *	303,875	1,598,383
Williams-Sonoma, Inc.	63,394	1,025,715

		81,930,567
Consumer, Non-cyclical - 20.34%
Advanced Medical Optics, Inc. *	38,133	678,005
Affymetrix, Inc. *	51,448	398,208

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Alberto-Culver Company	61,993	$1,688,689
Alliance Data Systems Corp. *	49,273	3,122,923
American Greetings Corp., Class A	35,768	546,893
Apria Healthcare Group, Inc. *	32,126	585,978
Avis Budget Group, Inc. *	74,219	426,017
Beckman Coulter, Inc.	45,559	3,234,233
Blyth, Inc.	17,711	200,843
Career Education Corp. *	53,829	880,104
Cephalon, Inc. *	49,787	3,857,995
Charles River Laboratories International, Inc. *	49,683	2,758,897
Church & Dwight, Inc.	48,798	3,029,868
Community Health Systems, Inc. *	70,223	2,058,236
Corinthian Colleges, Inc. *	62,541	938,115
Corn Products International, Inc.	54,534	1,760,358
Corporate Executive Board Company	24,916	778,625
Corrections Corp. of America *	91,814	2,281,578
Covance, Inc. *	46,159	4,080,917
Deluxe Corp.	37,733	542,978
DENTSPLY International, Inc.	108,874	4,087,130
DeVry, Inc.	44,978	2,228,210
Dun & Bradstreet Corp.	39,963	3,770,909
Edwards Lifesciences Corp. *	41,180	2,378,557
Endo Pharmaceutical Holdings, Inc. *	88,096	1,761,920
Gartner Group, Inc., Class A *	43,330	982,724
Gen-Probe, Inc. *	39,705	2,106,350
Global Payments, Inc.	58,435	2,621,394
Hansen Natural Corp. * (a)	54,102	1,636,586
Health Management Associates, Inc., Class A *	178,964	744,490
Health Net, Inc. *	78,603	1,855,031
Henry Schein, Inc. *	65,454	3,524,043
Hill-Rom Holdings, Inc.	45,768	1,387,228
Hologic, Inc. *	187,677	3,627,796
Hormel Foods Corp.	51,343	1,862,724
IDEXX Laboratories, Inc. *	43,530	2,385,444
Invitrogen Corp. *	67,605	2,555,469
ITT Educational Services, Inc. *	23,037	1,863,924
J.M. Smucker Company	40,148	2,035,102
Kelly Services, Inc., Class A	20,110	383,096
Kindred Healthcare, Inc. *	21,899	603,755
Kinetic Concepts, Inc. *	41,441	1,184,798
Korn/Ferry International *	34,887	621,686
Lender Processing Services, Inc.	61,137	1,865,901
LifePoint Hospitals, Inc. *	38,994	1,253,267
Lincare Holdings, Inc. *	53,764	1,617,759
Manpower, Inc.	58,149	2,509,711
Medicis Pharmaceutical Corp., Class A	41,536	619,302
MPS Group, Inc. *	68,113	686,579
Navigant Consulting Company *	33,982	675,902
NBTY, Inc. *	39,783	1,174,394
Omnicare, Inc.	76,164	2,191,238
PDL BioPharma, Inc. *	87,461	814,262
PepsiAmericas, Inc.	41,952	869,245
Perrigo Company	56,864	2,186,989
Pharmaceutical Product Development, Inc.	87,230	3,606,961
Psychiatric Solutions, Inc. *	40,764	1,546,994
Quanta Services, Inc. *	128,475	3,470,110

The accompanying notes are an integral part of the financial statements.
263

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Ralcorp Holdings, Inc. *	41,167	$2,775,067
Rent-A-Center, Inc. *	48,836	1,088,066
ResMed, Inc. *	55,341	2,379,663
Rollins, Inc.	30,183	572,873
Ruddick Corp.	28,641	929,400
SAIC, Inc. *	140,960	2,851,621
Sepracor, Inc. *	79,717	1,459,618
Service Corp. International	188,337	1,574,497
Smithfield Foods, Inc. *	85,641	1,359,979
Sotheby's	49,289	988,737
STERIS Corp.	43,264	1,625,861
Strayer Education, Inc.	10,453	2,093,318
Techne Corp. *	28,313	2,041,934
The Scotts Company, Class A	31,703	749,459
Tootsie Roll Industries, Inc.	18,955	547,989
Tupperware Brands Corp.	45,501	1,257,193
United Rentals, Inc. *	43,429	661,858
United Therapeutics Corp. *	16,708	1,757,180
Universal Corp.	18,610	913,565
Universal Health Services, Inc., Class B	37,259	2,087,622
Valassis Communications, Inc. *	35,193	304,771
Valeant Pharmaceuticals International *	64,497	1,320,254
VCA Antech, Inc. *	61,806	1,821,423
Vertex Pharmaceuticals, Inc. *	103,652	3,445,393
WellCare Health Plans, Inc. *	30,544	1,099,584

		142,853,365
Energy - 7.20%
Arch Coal, Inc.	105,732	3,477,526
Bill Barrett Corp. *	27,062	868,961
Cimarex Energy Company	60,843	2,975,831
Denbury Resources, Inc. *	180,829	3,442,984
Encore Aquisition Company *	39,053	1,631,634
Equitable Resources, Inc.	95,834	3,515,191
Exterran Holdings, Inc. *	48,167	1,539,417
Forest Oil Corp. *	65,748	3,261,101
Frontier Oil Corp.	76,075	1,401,302
Helix Energy Solutions Group, Inc. *	67,274	1,633,413
Helmerich & Payne, Inc.	77,053	3,327,919
National Fuel Gas Company	59,670	2,516,881
Newfield Exploration Company *	96,815	3,097,112
Oceaneering International, Inc. *	40,200	2,143,464
Patriot Coal Corp. *	46,431	1,348,821
Patterson-UTI Energy, Inc.	114,715	2,296,594
Plains Exploration & Production Company *	78,803	2,770,713
Pride International, Inc. *	126,745	3,752,919
Quicksilver Resources, Inc. *	82,935	1,628,014
Superior Energy Services, Inc. *	59,162	1,842,305
Tidewater, Inc.	37,745	2,089,563

		50,561,665
Financial - 17.66%
Affiliated Managers Group, Inc. *	29,909	2,477,961
Alexandria Real Estate Equities, Inc., REIT	23,519	2,645,887
AMB Property Corp., REIT	71,783	3,251,770
American Financial Group, Inc.	54,837	1,617,691
AmeriCredit Corp. * (a)	85,184	862,914

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Apollo Investment Corp.	104,158	$1,775,894
Arthur J. Gallagher & Company	68,330	1,753,348
Associated Banc Corp.	93,405	1,863,430
Astoria Financial Corp.	58,951	1,222,054
BancorpSouth, Inc.	54,400	1,530,272
Bank of Hawaii Corp.	34,983	1,869,841
BRE Properties, Inc., Class A, REIT	37,385	1,831,865
Brown & Brown, Inc.	84,502	1,826,933
Camden Property Trust, REIT	38,932	1,785,422
Cathay General Bancorp, Inc. (a)	36,232	862,322
City National Corp.	29,428	1,597,940
Colonial Bancgroup, Inc. (a)	148,027	1,163,492
Commerce Bancshares, Inc.	45,910	2,130,224
Cousins Properties, Inc., REIT (a)	31,957	806,275
Cullen Frost Bankers, Inc.	43,277	2,596,620
Duke Realty Corp., REIT	107,575	2,644,194
Eaton Vance Corp.	84,981	2,993,881
Equity One, Inc., REIT	23,315	477,724
Essex Property Trust, Inc., REIT	18,724	2,215,611
Everest Re Group, Ltd.	45,178	3,909,252
Federal Realty Investment Trust, REIT	43,146	3,693,298
Fidelity National Financial, Inc., Class A	154,865	2,276,516
First American Corp.	67,832	2,001,044
First Niagara Financial Group, Inc.	80,364	1,265,733
FirstMerit Corp.	59,215	1,243,515
Hanover Insurance Group, Inc.	37,331	1,699,307
HCC Insurance Holdings, Inc.	84,003	2,268,081
Health Care, Inc., REIT	74,635	3,972,821
Highwoods Properties, Inc., REIT	46,236	1,644,152
Horace Mann Educators Corp.	28,608	368,185
Hospitality Properties Trust, REIT	68,806	1,411,899
Jefferies Group, Inc. (a)	87,942	1,969,901
Jones Lang LaSalle, Inc.	29,576	1,285,964
Liberty Property Trust, REIT	68,347	2,573,265
Mack-California Realty Corp., REIT	48,158	1,631,111
Mercury General Corp.	26,060	1,426,785
Nationwide Health Properties, Inc., REIT	70,880	2,550,262
New York Community Bancorp, Inc.	251,714	4,226,278
Old Republic International Corp.	168,970	2,154,368
PacWest Bancorp	17,927	512,533
Philadelphia Consolidated Holding Corp. *	42,423	2,484,715
PMI Group, Inc.	50,812	149,895
Protective Life Corp.	51,179	1,459,113
Raymond James Financial, Inc. (a)	70,303	2,318,593
Realty Income Corp., REIT	74,219	1,900,006
Regency Centers Corp., REIT	51,244	3,417,462
Stancorp Financial Group, Inc.	35,805	1,861,860
SVB Financial Group *	23,799	1,378,438
Synovus Financial Corp.	205,522	2,127,153
TCF Financial Corp.	84,464	1,520,352
The Macerich Company, REIT	54,666	3,479,491
UDR, Inc., REIT	93,766	2,451,981
Unitrin, Inc.	36,315	905,696
W.R. Berkley Corp.	102,580	2,415,759
Waddell & Reed Financial, Inc., Class A	62,774	1,553,657
Washington Federal, Inc.	64,348	1,187,221

The accompanying notes are an integral part of the financial statements.
264

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Webster Financial Corp.	38,485	$971,746
Weingarten Realty Investors, REIT	54,740	1,952,576
WestAmerica Bancorp	21,211	1,220,269
Wilmington Trust Corp.	49,314	1,421,723

		124,065,541
Industrial - 16.86%
AGCO Corp. *	67,185	2,862,753
Alexander & Baldwin, Inc.	30,283	1,333,360
Alliant Techsystems, Inc. *	24,134	2,267,148
AMETEK, Inc.	78,158	3,186,502
AptarGroup, Inc.	49,700	1,943,767
Arrow Electronics, Inc. *	87,620	2,297,396
Avnet, Inc. *	110,154	2,713,093
BE Aerospace, Inc. *	72,598	1,149,226
Brinks Company	30,877	1,884,115
Carlisle Companies, Inc.	44,685	1,339,209
Commercial Metals Company	83,870	1,416,564
Con-way, Inc.	33,469	1,476,318
Crane Company	35,476	1,053,992
Donaldson Company, Inc.	57,572	2,412,843
DRS Technologies, Inc.	30,361	2,330,207
Dycom Industries, Inc. *	28,820	375,236
Energizer Holdings, Inc. *	42,588	3,430,463
Federal Signal Corp.	34,790	476,623
FLIR Systems, Inc. *	101,949	3,916,881
Flowserve Corp.	42,023	3,730,382
FMC Technologies, Inc. *	93,316	4,343,860
GATX Corp.	35,666	1,411,304
Gentex Corp.	103,954	1,486,542
Graco, Inc.	43,983	1,566,235
Granite Construction, Inc.	24,111	863,656
Greif, Inc., Class A	24,951	1,637,285
Harsco Corp.	61,745	2,296,297
Hubbell, Inc., Class B	41,154	1,442,448
IDEX Corp.	60,462	1,875,531
J.B. Hunt Transport Services, Inc.	59,799	1,995,493
Joy Global, Inc.	78,937	3,563,216
Kansas City Southern *	66,578	2,953,400
KBR, Inc.	124,369	1,899,115
Kennametal, Inc.	56,090	1,521,161
Lancaster Colony Corp.	14,727	554,619
Lincoln Electric Holdings, Inc.	31,378	2,017,919
Martin Marietta Materials, Inc.	30,302	3,393,218
Matthews International Corp., Class A	22,632	1,148,348
Mine Safety Appliances Company	21,751	829,148
National Instruments Corp.	41,467	1,246,083
Nordson Corp.	24,977	1,226,620
Overseas Shipholding Group, Inc.	19,791	1,154,013
Packaging Corp. of America	75,880	1,758,898
Pentair, Inc.	72,445	2,504,424
Republic Services, Inc.	113,295	3,396,584
Roper Industries, Inc.	65,628	3,738,171
Shaw Group, Inc. *	61,129	1,878,494
Sonoco Products Company	72,898	2,163,613
SPX Corp.	39,680	3,055,360
Stericycle, Inc. *	62,549	3,684,762

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Teleflex, Inc.	29,054	$1,844,638
Timken Company	62,195	1,763,228
Trinity Industries, Inc.	59,813	1,538,988
URS Corp. *	61,839	2,267,636
Varian, Inc. *	21,508	922,693
Vishay Intertechnology, Inc. *	136,531	903,835
Wabtec Corp.	35,472	1,817,231
Werner Enterprises, Inc.	31,180	676,918
Worthington Industries, Inc.	43,843	655,014
YRC Worldwide, Inc. *	41,953	501,758
Zebra Technologies Corp., Class A *	47,758	1,330,060

		118,423,894
Technology - 7.05%
ACI Worldwide, Inc. *	25,214	441,749
Acxiom Corp.	49,494	620,655
Advent Software, Inc. *	12,177	428,996
ANSYS, Inc. *	65,117	2,465,981
Atmel Corp. *	326,788	1,107,811
Broadridge Financial Solutions, Inc.	102,880	1,583,323
Cadence Design Systems, Inc. *	190,604	1,288,483
Cerner Corp. *	49,704	2,218,787
Cree, Inc. * (a)	64,520	1,469,766
Diebold, Inc.	48,186	1,595,438
DST Systems, Inc. *	31,321	1,753,663
FactSet Research Systems, Inc.	31,284	1,634,589
Fair Isaac Corp.	35,488	817,998
Fairchild Semiconductor International, Inc. *	91,548	813,862
Imation Corp.	22,053	498,177
Integrated Device Technology, Inc. *	124,428	968,050
International Rectifier Corp. *	53,336	1,014,451
Intersil Corp., Class A	90,591	1,501,999
Jack Henry & Associates, Inc.	63,036	1,281,522
Lam Research Corp. *	91,860	2,892,671
Mentor Graphics Corp. *	67,640	767,714
Metavante Technologies, Inc. *	65,702	1,265,420
NCR Corp. *	119,816	2,641,943
Palm, Inc. * (a)	79,533	474,812
Parametric Technology Corp. *	84,486	1,554,542
SEI Investments Company	98,198	2,179,996
Semtech Corp. *	45,224	631,327
Silicon Laboratories, Inc. *	35,017	1,075,022
SRA International, Inc., Class A *	31,155	705,038
Sybase, Inc. *	58,939	1,804,712
Synopsys, Inc. *	105,529	2,105,304
Thomas & Betts Corp. *	42,173	1,647,699
Trimble Navigation, Ltd. *	88,548	2,289,851
Western Digital Corp. *	162,210	3,458,317
Wind River Systems, Inc. *	50,818	508,180

		49,507,848
Utilities - 6.68%
AGL Resources, Inc.	56,151	1,762,018
Alliant Energy Corp.	80,890	2,605,467
Aqua America, Inc. (a)	98,768	1,756,095
Black Hills Corp.	28,127	873,906
DPL, Inc.	83,204	2,063,459

The accompanying notes are an integral part of the financial statements.
265

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Utilities (continued)
Energen Corp.	52,509	$2,377,608
Great Plains Energy, Inc.	86,978	1,932,651
Hawaiian Electric Industries, Inc.	62,050	1,806,276
IDACORP, Inc.	33,176	965,090
MDU Resources Group, Inc.	134,182	3,891,278
Northeast Utilities	113,927	2,922,228
NSTAR	78,223	2,620,471
OGE Energy Corp.	67,595	2,087,334
ONEOK, Inc.	76,483	2,631,015
PNM Resources, Inc.	63,277	647,956
Puget Energy, Inc.	94,972	2,535,752
SCANA Corp.	85,673	3,335,250
Sierra Pacific Resources	171,440	1,642,395
Vectren Corp.	59,305	1,651,644
Westar Energy, Inc.	79,208	1,824,952
WGL Holdings, Inc.	36,554	1,186,177
Wisconsin Energy Corp.	85,629	3,844,742

		46,963,764

TOTAL COMMON STOCKS (Cost $803,167,503)		$679,797,418

SHORT TERM INVESTMENTS - 4.66%
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	$15,562,571	$15,562,571
Rabobank USA Financial Corp.
0.20% due 10/01/2008	17,165,000	17,165,000

TOTAL SHORT TERM INVESTMENTS
(Cost $32,727,571)		$32,727,571

Total Investments (Mid Cap Index Trust)
(Cost $835,895,074) - 101.43%		$712,524,989
Liabilities in Excess of Other Assets - (1.43)%		(10,050,588)

TOTAL NET ASSETS - 100.00%		$702,474,401

Mid Cap Intersection Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.90%

Basic Materials - 4.83%
AK Steel Holding Corp.	6,500	$168,480
CF Industries Holdings, Inc.	22,100	2,021,266
Cliffs Natural Resources, Inc.	33,600	1,778,784
FMC Corp.	19,020	977,438
Minerals Technologies, Inc.	9,400	557,984
Reliance Steel & Aluminum Company	23,116	877,714
Steel Dynamics, Inc.	78,100	1,334,729
Terra Industries, Inc.	29,200	858,480
W. R. Grace & Company *	12,200	184,464

		8,759,339
Communications - 4.51%
3Com Corp. *	199,000	463,670
Avocent Corp. *	56,700	1,160,082
CenturyTel, Inc.	49,700	1,821,505
Expedia, Inc. *	18,300	276,513

Mid Cap Intersection Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
McAfee, Inc. *	67,269	$2,284,455
Netflix, Inc. *	51,357	1,585,904
Scholastic Corp.	22,700	582,936

		8,175,065
Consumer, Cyclical - 11.53%
Advance Auto Parts, Inc.	9,600	380,736
Aeropostale, Inc. *	50,585	1,624,284
American Eagle Outfitters, Inc.	57,734	880,444
Big Lots, Inc. *	38,800	1,079,804
BJ's Wholesale Club, Inc. *	57,000	2,215,020
Bob Evans Farms, Inc.	13,600	371,144
BorgWarner, Inc.	46,200	1,513,974
Foot Locker, Inc.	38,900	628,624
Furniture Brands International, Inc.	34,600	363,992
Hanesbrands, Inc. *	14,200	308,850
Hasbro, Inc.	35,100	1,218,672
Herman Miller, Inc.	28,800	704,736
Ingram Micro, Inc., Class A *	131,976	2,120,854
NVR, Inc. *	630	360,360
Oshkosh Corp.	22,800	300,048
Ross Stores, Inc.	48,200	1,774,242
Steelcase, Inc. Class A	43,000	462,250
Tech Data Corp. *	14,400	429,840
TRW Automotive Holdings Corp. *	62,000	986,420
Urban Outfitters, Inc. *	34,000	1,083,580
Warnaco Group, Inc. *	23,290	1,054,804
Wesco International, Inc. *	13,200	424,776
WMS Industries, Inc. *	19,700	602,229

		20,889,683
Consumer, Non-cyclical - 20.78%
Alkermes, Inc. *	52,800	702,240
Alliance Data Systems Corp. *	18,800	1,191,544
American Greetings Corp., Class A	40,600	620,774
Amylin Pharmaceuticals, Inc. *	37,900	766,338
Beckman Coulter, Inc.	28,355	2,012,922
Bio-Rad Laboratories, Inc., Class A *	14,500	1,437,240
Cephalon, Inc. *	31,717	2,457,750
Coventry Health Care, Inc. *	36,600	1,191,330
Deluxe Corp.	25,900	372,701
Health Net, Inc. *	43,800	1,033,680
Healthspring, Inc. *	30,900	653,844
Hormel Foods Corp.	27,568	1,000,167
Invitrogen Corp. *	20,000	756,000
ITT Educational Services, Inc. *	30,387	2,458,612
Kindred Healthcare, Inc. *	40,430	1,114,655
LifePoint Hospitals, Inc. *	55,366	1,779,463
Manpower, Inc.	78,084	3,370,106
NBTY, Inc. *	20,600	608,112
Omnicare, Inc.	40,800	1,173,816
Pepsi Bottling Group, Inc.	17,400	507,558
Perrigo Company	40,790	1,568,783
R.R. Donnelley & Sons Company	15,400	377,762
Ralcorp Holdings, Inc. *	14,200	957,222
Regeneron Pharmaceuticals, Inc. *	7,500	163,725
Rent-A-Center, Inc. *	36,300	808,764

The accompanying notes are an integral part of the financial statements.
266

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PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Intersection Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
STERIS Corp.	24,100	$905,678
Strayer Education, Inc.	2,800	560,728
SUPERVALU, Inc.	43,900	952,630
Tupperware Brands Corp.	33,100	914,553
Universal Health Services, Inc., Class B	28,500	1,596,855
Vertex Pharmaceuticals, Inc. *	67,156	2,232,266
Watson Pharmaceuticals, Inc. *	36,200	1,031,700
Watson Wyatt Worldwide, Inc., Class A	7,400	368,002

		37,647,520
Diversified - 0.28%
Walter Industries, Inc.	10,600	502,970

Energy - 10.13%
Cimarex Energy Company	27,108	1,325,852
Complete Production Services, Inc. *	18,000	362,340
Continental Resources, Inc. *	13,200	517,836
Encore Aquisition Company *	23,100	965,118
Forest Oil Corp. *	8,900	441,440
Massey Energy Company	6,600	235,422
McMoran Exploration Company *	16,900	399,516
National Fuel Gas Company	50,800	2,142,744
Newfield Exploration Company *	13,400	428,666
Noble Energy, Inc.	50,160	2,788,395
Oil States International, Inc. *	6,400	226,240
Pride International, Inc. *	34,730	1,028,355
Questar Corp.	14,000	572,880
SEACOR Holdings, Inc. *	7,700	607,915
St. Mary Land & Exploration Company	26,800	955,420
Superior Energy Services, Inc. *	24,900	775,386
Tidewater, Inc.	18,100	1,002,016
Unit Corp. *	48,000	2,391,360
W&T Offshore, Inc.	30,600	835,074
Whiting Petroleum Corp. *	5,000	356,300

		18,358,275
Financial - 16.80%
Allied World Assurance Holdings, Ltd.	43,300	1,538,016
Annaly Capital Management, Inc., REIT	83,690	1,125,630
Assurant, Inc.	50,600	2,783,000
Axis Capital Holdings, Ltd.	66,900	2,121,399
BioMed Realty Trust, Inc., REIT	14,700	388,815
Camden Property Trust, REIT	18,300	839,238
Comerica, Inc.	13,000	426,270
Discover Financial Services	152,100	2,102,022
Douglas Emmett, Inc., REIT	38,815	895,462
Duke Realty Corp., REIT	35,100	862,758
Everest Re Group, Ltd.	35,945	3,110,321
Forest City Enterprises, Inc., Class A	30,200	926,234
Host Hotels & Resorts, Inc., REIT	92,600	1,230,654
Huntington BancShares, Inc.	90,400	722,296
Knight Capital Group, Inc. *	32,000	475,520
Liberty Property Trust, REIT	34,100	1,283,865
M&T Bank Corp.	12,272	1,095,276
Mack-California Realty Corp., REIT	8,300	281,121
Reinsurance Group of America, Inc. *	8,200	388,844
Sovereign Bancorp, Inc.	62,440	246,638
Sunstone Hotel Investors, Inc., REIT	107,800	1,455,300

Mid Cap Intersection Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
UMB Financial Corp.	40,900	$2,148,068
Unum Group	76,800	1,927,680
Waddell & Reed Financial, Inc., Class A	44,990	1,113,503
Webster Financial Corp.	37,300	941,825

		30,429,755
Industrial - 13.60%
Acuity Brands, Inc.	34,270	1,431,115
AGCO Corp. *	35,940	1,531,403
Alliant Techsystems, Inc. *	8,000	751,520
Armstrong World Industries, Inc. *	28,600	826,540
Avnet, Inc. *	48,700	1,199,481
Ceradyne, Inc. *	17,060	625,420
Commercial Metals Company	42,366	715,562
Dover Corp.	30,860	1,251,373
EMCOR Group, Inc. *	17,100	450,072
Esterline Technologies Corp. *	9,300	368,187
Flowserve Corp.	15,800	1,402,566
Gardner Denver, Inc. *	27,500	954,800
GrafTech International, Ltd. *	19,100	288,601
Harsco Corp.	16,739	622,524
J.B. Hunt Transport Services, Inc.	29,600	987,752
Joy Global, Inc.	27,600	1,245,864
Landstar Systems, Inc.	15,900	700,554
Lennox International, Inc.	27,600	918,252
Manitowoc Company, Inc.	35,600	553,580
Overseas Shipholding Group, Inc.	11,600	676,396
Parker-Hannifin Corp.	32,700	1,733,100
Precision Castparts Corp.	19,080	1,503,122
Robbins & Myers, Inc.	9,300	287,649
SPX Corp.	13,400	1,031,800
Teledyne Technologies, Inc. *	12,000	685,920
Vishay Intertechnology, Inc. *	106,177	702,892
Werner Enterprises, Inc.	31,200	677,352
Woodward Governor Company	14,800	521,996

		24,645,393
Technology - 9.10%
Affiliated Computer Services, Inc., Class A *	34,900	1,766,987
BMC Software, Inc. *	89,500	2,562,385
Emulex Corp. *	45,100	481,217
Integrated Device Technology, Inc. *	63,300	492,474
Lam Research Corp. *	97,745	3,077,990
LSI Logic Corp. *	188,700	1,011,432
MKS Instruments, Inc. *	47,900	953,689
NetApp, Inc. *	28,800	525,024
Parametric Technology Corp. *	49,800	916,320
Seagate Technology	74,500	902,940
Sybase, Inc. *	43,541	1,333,225
Synopsys, Inc. *	48,800	973,560
Triquint Semiconductor, Inc. *	57,800	276,862
Varian Semiconductor Equipment Associates,
Inc. *	19,350	486,072
Western Digital Corp. *	33,900	722,748

		16,482,925
Utilities - 7.34%
American Water Works Company, Inc.	24,600	528,900

The accompanying notes are an integral part of the financial statements.
267

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Intersection Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Utilities (continued)
Atmos Energy Corp.	11,700	$311,454
CenterPoint Energy, Inc.	76,480	1,114,314
DPL, Inc.	26,800	664,640
Energen Corp.	28,100	1,272,368
Hawaiian Electric Industries, Inc.	34,300	998,473
Integrys Energy Group, Inc.	9,900	494,406
MDU Resources Group, Inc.	81,029	2,349,841
Pepco Holdings, Inc.	75,292	1,724,940
SCANA Corp.	33,100	1,288,583
UGI Corp.	98,680	2,543,970

		13,291,889

TOTAL COMMON STOCKS (Cost $208,722,716)		$179,182,814

REPURCHASE AGREEMENTS - 0.91%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$1,657,058 on 10/1/2008,
collateralized by $1,580,000
Federal National Mortgage
Association, 6.00% due
04/18/2036 (valued at $1,693,823,
including interest)	$1,657,000	$1,657,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,657,000)		$1,657,000

Total Investments (Mid Cap Intersection Trust)
(Cost $210,379,716) - 99.81%		$180,839,814
Other Assets in Excess of Liabilities - 0.19%		337,633

TOTAL NET ASSETS - 100.00%		$181,177,447

Mid Cap Stock Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.01%

Basic Materials - 6.06%
Cliffs Natural Resources, Inc.	132,000	$6,988,080
FMC Corp.	265,600	13,649,184
Freeport-McMoRan Copper & Gold, Inc.,
Class B	106,790	6,071,012
Kingboard Chemical Holdings, Ltd.	2,955,800	10,092,534
Nucor Corp.	215,300	8,504,350
Solutia, Inc. *	594,551	8,323,714

		53,628,874
Communications - 10.64%
Ariba, Inc. *	816,400	11,535,732
Atheros Communications, Inc. *	471,800	11,125,044
Baidu.com, Inc., SADR *	26,000	6,453,980
Ctrip.com International, Ltd., ADR	178,000	6,872,580
Equinix, Inc. *	136,400	9,474,344
Focus Media Holding, Ltd., ADR * (a)	435,300	12,410,403
McAfee, Inc. *	477,400	16,212,504
Metropcs Communications, Inc. *	1,004,800	14,057,152

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
NICE Systems, Ltd., ADR *	223,911	$6,099,336

		94,241,075
Consumer, Cyclical - 15.81%
Advance Auto Parts, Inc.	354,900	14,075,334
Aeropostale, Inc. *	280,500	9,006,855
ASICS Corp.	999,300	7,768,651
BJ's Wholesale Club, Inc. *	376,389	14,626,477
Burger King Holdings, Inc.	232,100	5,700,376
Dick's Sporting Goods, Inc. *	441,200	8,638,696
DreamWorks Animation SKG, Inc., Class A *	462,161	14,534,963
Kohl's Corp. *	195,800	9,022,464
Liz Claiborne, Inc.	159,994	2,628,701
Marvel Entertainment, Inc. *	373,400	12,747,876
PACCAR, Inc.	251,600	9,608,604
Staples, Inc.	486,800	10,953,000
The Gap, Inc.	710,000	12,623,800
Titan International, Inc.	377,671	8,051,946

		139,987,743
Consumer, Non-cyclical - 28.04%
Alexion Pharmaceuticals, Inc. *	164,400	6,460,920
Alkermes, Inc. *	369,999	4,920,987
Alliance Data Systems Corp. *	119,500	7,573,910
Amylin Pharmaceuticals, Inc. *	342,833	6,932,083
Auxilium Pharmaceuticals, Inc. *	196,800	6,376,320
Cephalon, Inc. *	255,683	19,812,876
Charles River Laboratories International, Inc. *	260,500	14,465,565
Elan Corp. PLC, SADR *	511,900	5,461,973
Global Payments, Inc.	154,800	6,944,328
Interactive Data Corp.	381,800	9,628,996
ITT Educational Services, Inc. *	79,000	6,391,890
Jarden Corp. *	740,204	17,357,784
McKesson Corp.	234,200	12,602,302
Medicines Company *	218,561	5,074,986
Mindray Medical International, Ltd., ADR	341,600	11,522,168
Net 1 UEPS Technologies, Inc. *	414,600	9,258,018
Onyx Pharmaceuticals, Inc. *	174,400	6,309,792
Pharmaceutical Product Development, Inc.	427,700	17,685,395
Regeneron Pharmaceuticals, Inc. *	295,600	6,452,948
Shionogi & Company, Ltd.	747,753	15,145,276
St. Jude Medical, Inc. *	333,200	14,490,868
Varian Medical Systems, Inc. *	232,500	13,282,725
Western Union Company	980,760	24,195,349

		248,347,459
Energy - 8.54%
Arch Coal, Inc.	228,400	7,512,076
Chesapeake Energy Corp.	286,772	10,283,644
CONSOL Energy, Inc.	158,200	7,259,798
Covanta Holding Corp. *	573,900	13,739,166
EOG Resources, Inc.	126,600	11,325,636
Forest Oil Corp. *	187,900	9,319,840
SunPower Corp., Class A *	117,400	8,327,182
Ultra Petroleum Corp. *	142,500	7,885,950

		75,653,292

The accompanying notes are an integral part of the financial statements.
268

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial - 3.09%
Arch Capital Group, Ltd. *	91,176	$6,658,583
Comerica, Inc.	147,400	4,833,246
Marsh & McLennan Companies, Inc.	340,100	10,801,576
Redecard SA	384,100	5,022,023

		27,315,428
Industrial - 15.87%
Aecom Technology Corp. *	673,220	16,453,497
Chicago Bridge & Iron Company N.V.	376,500	7,243,860
FLIR Systems, Inc. *	515,900	19,820,878
Flowserve Corp.	121,140	10,753,598
Hansen Transmissions International NV *	1,965,182	8,191,475
Itron, Inc. *	90,500	8,011,965
Kansas City Southern *	218,600	9,697,096
Manitowoc Company, Inc.	666,700	10,367,185
Pall Corp.	317,200	10,908,508
Precision Castparts Corp.	104,700	8,248,266
Rolls-Royce Group PLC *	1,016,397	6,154,251
Snap-on, Inc.	288,500	15,192,410
Teledyne Technologies, Inc. *	166,400	9,511,424

		140,554,413
Technology - 6.96%
BMC Software, Inc. *	439,500	12,582,885
Electronic Arts, Inc. *	224,900	8,319,051
Lam Research Corp. *	280,100	8,820,349
Red Hat, Inc. *	693,200	10,446,524
Solera Holdings, Inc. *	359,700	10,330,584
UbiSoft Entertainment SA *	159,795	11,116,191

		61,615,584

TOTAL COMMON STOCKS (Cost $907,125,337)		$841,343,868

SHORT TERM INVESTMENTS - 1.27%
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	$11,241,328$	$11,241,328

TOTAL SHORT TERM INVESTMENTS
(Cost $11,241,328)		$11,241,328

REPURCHASE AGREEMENTS - 4.82%
Deutsche Bank Tri-Party Repurchase
Agreement dated 09/30/2008 at
2.25% to be repurchased at
$42,702,669 on 10/01/2008,
collateralized by $84,508,149
Federal National Mortgage
Association, 6.50% due
06/01/2029 (valued at
$43,554,001, including interest)	$42,700,000	$42,700,000

TOTAL REPURCHASE AGREEMENTS
(Cost $42,700,000)		$42,700,000

Total Investments (Mid Cap Stock Trust)
(Cost $961,066,665) - 101.10%		$895,285,196
Liabilities in Excess of Other Assets - (1.10)%		(9,702,930)

TOTAL NET ASSETS - 100.00%		$885,582,266

Mid Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.45%

Basic Materials - 3.65%
Eastman Chemical Company	95,738	$5,271,334
MeadWestvaco Corp.	129,021	3,007,480
Valspar Corp.	111,900	2,494,251

		10,773,065
Communications - 20.46%
ADC Telecommunications, Inc. *	405,753	3,428,613
CenturyTel, Inc.	191,047	7,001,873
Embarq Corp.	215,900	8,754,745
Gannett Company, Inc.	88,300	1,493,153
Idearc, Inc.	302,800	378,500
Interpublic Group of Companies, Inc. *	929,294	7,202,028
JDS Uniphase Corp. *	695,125	5,880,757
McAfee, Inc. *	215,846	7,330,130
Qwest Communications International, Inc. (a)	2,376,012	7,674,519
Tellabs, Inc. *	909,000	3,690,540
Windstream Corp.	691,800	7,568,292

		60,403,150
Consumer, Cyclical - 10.05%
ArvinMeritor, Inc.	172,600	2,250,704
Brinker International, Inc.	253,552	4,536,045
Foot Locker, Inc.	197,674	3,194,412
Genuine Parts Company	143,607	5,774,437
Goodyear Tire & Rubber Company *	264,900	4,055,619
Macy's, Inc.	182,248	3,276,819
OfficeMax, Inc.	359,355	3,194,666
W.W. Grainger, Inc.	39,012	3,392,874

		29,675,576
Consumer, Non-cyclical - 21.10%
Arbitron, Inc.	100,600	4,495,814
Archer-Daniels-Midland Company	78,900	1,728,699
Coca-Cola Enterprises, Inc.	332,544	5,576,763
Covidien, Ltd.	100,105	5,381,645
Dean Foods Company *	193,400	4,517,824
Healthsouth Corp. * (a)	202,515	3,732,352
King Pharmaceuticals, Inc. *	749,271	7,178,016
Mylan, Inc. * (a)	722,812	8,254,513
R.R. Donnelley & Sons Company	249,861	6,129,090
Safeway, Inc.	182,627	4,331,912
Smithfield Foods, Inc. *	255,804	4,062,168
The Kroger Company	197,400	5,424,552
Tyson Foods, Inc., Class A	122,500	1,462,650

		62,275,998
Energy - 6.20%
EOG Resources, Inc.	55,885	4,999,472
Halliburton Company	159,606	5,169,638
Range Resources Corp.	97,200	4,166,964
Transocean, Inc. *	36,051	3,959,842

		18,295,916
Financial - 8.83%
ACE, Ltd.	98,637	5,339,221
Comerica, Inc.	113,300	3,715,107
Conseco, Inc. *	386,537	1,360,610
Fifth Third Bancorp	227,100	2,702,490
M&T Bank Corp.	46,500	4,150,125

The accompanying notes are an integral part of the financial statements.
269

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
PartnerRe, Ltd.	49,085	$3,342,198
Sovereign Bancorp, Inc.	387,100	1,529,045
Zions Bancorp (a)	101,900	3,943,530

		26,082,326
Industrial - 14.62%
Allied Waste Industries, Inc. *	425,500	4,727,305
Ball Corp.	147,878	5,839,702
Cummins, Inc.	72,632	3,175,471
Hubbell, Inc., Class B	78,863	2,764,148
KBR, Inc.	166,018	2,535,095
Owens Corning, Inc. *	92,800	2,218,848
Pactiv Corp. *	307,527	7,635,895
Pentair, Inc.	28,200	974,874
Snap-on, Inc.	116,466	6,133,100
Textron, Inc.	46,500	1,361,520
Timken Company	203,856	5,779,318

		43,145,276
Technology - 1.60%
Marvell Technology Group, Ltd. *	184,800	1,718,640
Sybase, Inc. *	97,965	2,999,688

		4,718,328
Utilities - 10.94%
Ameren Corp.	211,358	8,249,303
CMS Energy Corp.	579,877	7,231,066
NiSource, Inc.	413,649	6,105,459
Northeast Utilities	351,179	9,007,742
Southwest Gas Corp.	56,555	1,711,354

		32,304,924

TOTAL COMMON STOCKS (Cost $370,345,236)		$287,674,559

SHORT TERM INVESTMENTS - 5.21%
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	$15,368,843	$15,368,843

TOTAL SHORT TERM INVESTMENTS
(Cost $15,368,843)		$15,368,843

REPURCHASE AGREEMENTS - 2.82%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$8,318,289 on 10/1/2008,
collateralized by $8,465,000
Federal Home Loan Mortgage
Corp., 4.15% due 01/29/2013
(valued at $8,488,363, including
interest)	$8,318,000	$8,318,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,318,000)		$8,318,000

Total Investments (Mid Cap Value Trust)
(Cost $394,032,079) - 105.48%		$311,361,402
Liabilities in Excess of Other Assets - (5.48)%		(16,165,024)

TOTAL NET ASSETS - 100.00%		$295,196,378

Mid Cap Value Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.38%

Basic Materials - 6.58%
Eastman Chemical Company	19,384	$1,067,283
Freeport-McMoRan Copper & Gold, Inc.,
Class B	6,896	392,038
Lubrizol Corp.	11,313	488,043
MeadWestvaco Corp.	18,425	429,487
Nucor Corp.	7,111	280,884
PPG Industries, Inc.	12,664	738,564
Rayonier, Inc.	12,349	584,725

		3,981,024
Communications - 3.98%
CenturyTel, Inc.	9,767	357,961
Embarq Corp.	7,470	302,908
Interpublic Group of Companies, Inc. *	40,269	312,085
McAfee, Inc. *	16,650	565,434
Qwest Communications International, Inc. (a)	97,410	314,634
Tellabs, Inc. *	52,081	211,449
Windstream Corp.	31,610	345,813

		2,410,284
Consumer, Cyclical - 18.43%
AMR Corp. *	21,723	213,320
ArvinMeritor, Inc.	27,022	352,367
Bed Bath & Beyond, Inc. *	13,884	436,096
Centex Corp.	4,774	77,339
Continental Airlines, Inc., Class B *	11,017	183,764
D.R. Horton, Inc.	7,503	97,689
Delta Air Lines, Inc. *	19,681	146,623
Family Dollar Stores, Inc.	36,502	865,097
Ford Motor Company *	305,788	1,590,098
General Motors Corp.	21,281	201,105
Genuine Parts Company	4,040	162,448
Goodyear Tire & Rubber Company *	10,889	166,711
Hasbro, Inc.	10,184	353,588
J.C. Penney Company, Inc.	5,122	170,768
Johnson Controls, Inc.	5,005	151,802
KB Home	4,656	91,630
Kohl's Corp. *	15,513	714,839
Liz Claiborne, Inc.	13,082	214,937
Macy's, Inc.	31,051	558,297
Magna International, Inc., Class A	2,361	120,860
Mohawk Industries, Inc. *	4,690	316,059
National Cinemedia, Inc.	23,571	260,460
Nordstrom, Inc.	6,550	188,771
Northwest Airlines Corp. *	18,977	171,362
Pulte Homes, Inc.	6,217	86,852
Regal Entertainment Group, Class A	36,553	576,806
Royal Caribbean Cruises, Ltd.	41,530	861,748
UAL Corp. *	5,196	45,673
US Airways Group, Inc. *	24,282	146,420
VF Corp.	9,283	717,669
WABCO Holdings, Inc.	8,256	293,418
Whirlpool Corp.	7,827	620,603

		11,155,219
Consumer, Non-cyclical - 7.82%
Deluxe Corp.	8,807	126,733
Dun & Bradstreet Corp.	2,484	234,390

The accompanying notes are an integral part of the financial statements.
270

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Hospira, Inc. *	4,620	$176,484
King Pharmaceuticals, Inc. *	22,031	211,057
Lorillard, Inc.	32,870	2,338,701
McKesson Corp.	4,562	245,481
Mylan, Inc. *	78,196	892,998
Ritchie Brothers Auctioneers, Inc.	21,635	505,394

		4,731,238
Energy - 13.05%
BJ Services Company	45,746	875,121
Cameron International Corp. *	16,755	645,738
Chesapeake Energy Corp.	7,077	253,781
El Paso Corp.	39,402	502,769
Enbridge, Inc.	23,235	885,021
ENSCO International, Inc.	3,543	204,183
Frontier Oil Corp.	3,001	55,278
Hess Corp.	3,374	276,938
Nabors Industries, Ltd. *	6,393	159,313
National Oilwell Varco, Inc. *	4,139	207,902
Newfield Exploration Company *	17,097	546,933
Pioneer Natural Resources Company	15,146	791,833
Questar Corp.	6,829	279,443
Smith International, Inc.	5,586	327,563
Southwestern Energy Company *	18,255	557,508
Sunoco, Inc.	5,739	204,194
Tesoro Corp.	6,376	105,140
Transocean, Inc. *	4,083	448,477
Ultra Petroleum Corp. *	1,650	91,311
Weatherford International, Ltd. *	18,921	475,674

		7,894,120
Financial - 18.46%
ACE, Ltd.	7,934	429,467
Aon Corp.	30,064	1,351,678
Assurant, Inc.	10,401	572,055
Avalon Bay Communities, Inc., REIT	5,308	522,413
Axis Capital Holdings, Ltd.	18,644	591,201
Boston Properties, Inc., REIT	2,898	271,427
Equity Residential, REIT	14,293	634,752
Everest Re Group, Ltd.	17,253	1,492,902
Invesco, Ltd.	13,640	286,167
Lincoln National Corp.	8,610	368,594
Loews Corp.	5,961	235,400
Marsh & McLennan Companies, Inc.	17,740	563,422
PartnerRe, Ltd.	18,370	1,250,813
Simon Property Group, Inc., REIT	5,745	557,265
The St. Joe Company * (a)	9,951	388,985
Ventas, Inc., REIT	3,768	186,215
Willis Group Holdings, Ltd.	10,845	349,860
XL Capital, Ltd., Class A	62,408	1,119,600

		11,172,216
Industrial - 17.79%
A.O. Smith Corp.	10,567	414,121
AGCO Corp. *	8,922	380,166
Celestica, Inc. *	67,975	437,759
Chicago Bridge & Iron Company N.V.	13,353	256,912
Cooper Industries, Ltd., Class A	18,866	753,697

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
CSX Corp.	15,509	$846,326
Cummins, Inc.	6,627	289,732
Eaton Corp.	17,995	1,010,959
Flextronics International, Ltd. *	57,265	405,436
Fluor Corp.	6,048	336,874
Foster Wheeler, Ltd. *	3,337	120,499
Goodrich Corp.	15,769	655,990
Ingersoll-Rand Company, Ltd., Class A	25,303	788,695
Insituform Technologies, Inc., Class A *	4,987	74,606
Jacobs Engineering Group, Inc. *	2,481	134,743
Kansas City Southern *	20,135	893,189
KBR, Inc.	6,241	95,300
Manitowoc Company, Inc.	18,557	288,561
McDermott International, Inc. *	11,164	285,240
Parker-Hannifin Corp.	2,564	135,892
Reddy Ice Holdings, Inc.	15,621	57,017
Rockwell Automation, Inc.	7,667	286,286
Spirit Aerosystems Holdings, Inc., Class A *	12,129	194,913
Stanley Works	18,715	781,164
Terex Corp. *	10,313	314,753
Textron, Inc.	6,205	181,682
Timken Company	6,200	175,770
USG Corp. *	6,529	167,142

		10,763,424
Technology - 7.36%
Agilent Technologies, Inc. *	21,930	650,444
BMC Software, Inc. *	18,755	536,955
Computer Sciences Corp. *	11,773	473,157
Intersil Corp., Class A	18,338	304,044
LSI Logic Corp. *	100,638	539,420
Maxim Integrated Products, Inc.	28,056	507,813
Microchip Technology, Inc.	18,462	543,337
Micron Technology, Inc. *	65,143	263,829
National Semiconductor Corp.	27,761	477,767
Pitney Bowes, Inc.	4,642	154,393

		4,451,159
Utilities - 3.91%
Allegheny Energy, Inc.	3,777	138,880
Consolidated Edison, Inc.	4,389	188,552
DTE Energy Company	4,537	182,024
Mirant Corp. *	5,437	99,443
NiSource, Inc.	10,667	157,445
PG&E Corp.	9,231	345,701
Pinnacle West Capital Corp.	4,920	169,297
Sempra Energy	14,472	730,402
Wisconsin Energy Corp.	7,877	353,677

		2,365,421

TOTAL COMMON STOCKS (Cost $74,373,071)		$58,924,105

CONVERTIBLE BONDS - 0.41%
Communications - 0.41%
Qwest Communications International, Inc.
3.50% due 11/15/2025	289,000	250,759

TOTAL CONVERTIBLE BONDS (Cost $379,795)		$250,759

The accompanying notes are an integral part of the financial statements.
271

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 2.68%
Federal Home Loan Bank Discount Notes
zero coupon due 10/01/2008	$1,300,000	$1,300,000
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	322,634	322,634

TOTAL SHORT TERM INVESTMENTS
(Cost $1,622,634)		$1,622,634

Total Investments (Mid Cap Value Equity Trust)
(Cost $76,375,500) - 100.47%		$60,797,498
Liabilities in Excess of Other Assets - (0.47)%		(285,143)

TOTAL NET ASSETS - 100.00%		$60,512,355

Mid Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 89.04%

Basic Materials - 6.31%
Alcoa, Inc.	56,800	$1,282,544
AngloGold Ashanti, Ltd., SADR	49,500	1,143,450
Biogen Idec, Inc. *	5,500	276,595
Domtar Corp. *	126,800	583,280
Franco-Nevada Corp.	35,600	713,780
International Flavors & Fragrances, Inc.	8,400	331,464
International Paper Company	59,300	1,552,474
Weyerhaeuser Company	35,700	2,162,706

		8,046,293
Communications - 8.26%
Alcatel-Lucent, SADR *	55,900	214,656
Cablevision Systems Corp., Class A	1,800	45,288
Cox Radio, Inc., Class A *	17,500	184,800
Discovery Communications, Inc., Series A *	12,050	171,713
Discovery Communications, Inc., Series C *	15,350	217,356
DISH Network Corp. *	41,400	869,400
EW Scripps Co.	19,633	138,805
Expedia, Inc. *	30,300	457,833
Gannett Company, Inc.	20,700	350,037
Meredith Corp.	67,000	1,878,680
Motorola, Inc.	159,400	1,138,116
Scholastic Corp.	56,124	1,441,264
Scripps Networks Interactive, Inc., Class A	20,800	755,248
Telephone & Data Systems, Inc. - Special
Shares	23,300	836,470
Telephone & Data Systems, Inc.	8,300	296,725
The New York Times Company, Class A	10,800	154,332
Time Warner Cable, Inc. *	36,500	883,300
Viacom, Inc., Class B *	20,100	499,284

		10,533,307
Consumer, Cyclical - 9.07%
Ascent Media Corp *	1,135	27,705
Bed Bath & Beyond, Inc. *	23,200	728,712
Brinker International, Inc.	26,900	481,241
Brunswick Corp.	12,800	163,712
Cintas Corp.	21,100	605,781
Dillard's, Inc., Class A (a)	41,300	487,340

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Family Dollar Stores, Inc.	21,200	$502,440
Harman International Industries, Inc.	5,000	170,350
Mattel, Inc.	95,000	1,713,800
Southwest Airlines Company	215,500	3,126,905
Starbucks Corp. *	7,200	107,064
The Gap, Inc.	111,200	1,977,136
The TJX Companies, Inc.	13,900	424,228
TRW Automotive Holdings Corp. *	65,800	1,046,878

		11,563,292
Consumer, Non-cyclical - 18.61%
Alberto-Culver Company	57,500	1,566,300
Boston Scientific Corp. *	149,100	1,829,457
Brown Forman Corp., Class B	5,200	373,412
Career Education Corp. *	51,000	833,850
Coca-Cola Enterprises, Inc.	65,600	1,100,112
ConAgra Foods, Inc.	43,400	844,564
Equifax, Inc.	17,200	592,540
Fortune Brands, Inc.	31,400	1,801,104
Health Net, Inc. *	15,500	365,800
Healthsouth Corp. * (a)	119,360	2,199,805
Hershey Company	50,200	1,984,908
Lincare Holdings, Inc. *	43,700	1,314,933
Manpower, Inc.	30,500	1,316,380
McCormick & Company, Inc.	9,700	372,965
OSI Pharmaceuticals, Inc. *	9,800	483,042
Sara Lee Corp.	26,600	335,958
Sepracor, Inc. *	57,300	1,049,163
St. Jude Medical, Inc. *	12,100	526,229
Sysco Corp.	64,000	1,973,120
Tootsie Roll Industries, Inc. (a)	18,881	545,850
Valeant Pharmaceuticals International *	22,300	456,481
Weight Watchers International, Inc.	32,550	1,191,330
Zimmer Holdings, Inc. *	10,300	664,968

		23,722,271
Energy - 8.08%
Baker Hughes, Inc.	15,200	920,208
BJ Services Company	62,700	1,199,451
Cimarex Energy Company	34,200	1,672,722
Compton Petroleum Corp. *	25,900	142,191
Duke Energy Corp.	48,100	838,383
Exterran Holdings, Inc. *	17,702	565,756
Forest Oil Corp. *	12,400	615,040
Murphy Oil Corp.	29,000	1,860,060
Nexen, Inc.	59,800	1,389,154
Petro-Canada	32,900	1,097,215

		10,300,180
Financial - 20.77%
Axis Capital Holdings, Ltd.	35,800	1,135,218
Cincinnati Financial Corp.	61,800	1,757,592
Commerce Bancshares, Inc.	38,578	1,790,019
Cullen Frost Bankers, Inc.	2,600	156,000
Discover Financial Services	114,400	1,581,008
First American Corp.	24,700	728,650
First Horizon National Corp.	27,414	256,598
First Niagara Financial Group, Inc.	98,000	1,543,500

The accompanying notes are an integral part of the financial statements.
272

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Janus Capital Group, Inc.	64,500	$1,566,060
Legg Mason, Inc.	47,400	1,804,044
Marsh & McLennan Companies, Inc.	51,400	1,632,464
Montpelier Re Holdings, Ltd.	15,700	259,207
National City Corp. (a)	185,800	325,150
Northern Trust Corp.	20,200	1,458,440
OneBeacon Insurance Group, Ltd.	34,300	725,445
Progressive Corp.	71,200	1,238,880
SLM Corp. *	78,500	968,690
The St. Joe Company * (a)	43,200	1,688,688
The Travelers Companies, Inc.	13,617	615,489
Valley National Bancorp (a)	42,992	901,112
WestAmerica Bancorp (a)	17,500	1,006,775
Willis Group Holdings, Ltd.	58,800	1,896,888
Wilmington Trust Corp. (a)	50,000	1,441,500

		26,477,417
Industrial - 4.91%
Allied Waste Industries, Inc. *	29,549	328,289
AVX Corp.	95,100	969,069
Dover Corp.	8,000	324,400
Molex, Inc.	74,800	1,556,588
Nalco Holding Company	53,700	995,598
Tyco Electronics, Ltd.	50,700	1,402,362
Waters Corp. *	11,700	680,706

		6,257,012
Technology - 4.79%
ASML Holding NV	17,600	309,936
Automatic Data Processing, Inc.	13,100	560,025
Electronic Arts, Inc. *	14,000	517,860
Fairchild Semiconductor International, Inc. *	100,900	897,001
Novellus Systems, Inc. *	83,000	1,630,120
Raytheon Company	1,600	85,616
Seagate Technology	43,700	529,644
Teradyne, Inc. *	89,400	698,214
Total Systems Services, Inc.	45,786	750,891
Xilinx, Inc.	5,100	119,595

		6,098,902
Utilities - 8.24%
Ameren Corp.	21,000	819,630
Calpine Corp. *	31,100	404,300
Constellation Energy Group, Inc.	63,100	1,533,330
Dynegy, Inc., Class A *	293,500	1,050,730
Mirant Corp. *	91,100	1,666,219
NiSource, Inc.	119,900	1,769,724
NRG Energy, Inc. *	27,100	670,725
Pinnacle West Capital Corp.	58,700	2,019,867
PNM Resources, Inc.	41,600	425,984
Teco Energy, Inc.	9,300	146,289

		10,506,798

TOTAL COMMON STOCKS (Cost $130,837,603)		$113,505,472

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 1.49%

Basic Materials - 0.17%
Newmont Mining Corp.
1.625% due 07/15/2017	$210,000	$214,219

Financial - 1.21%
AngloGold Ashanti Holdings PLC, Series REGS
2.375% due 02/27/2009	1,600,000	1,547,200

Industrial - 0.11%
Allied Waste North America, Inc.
4.25% due 04/15/2034	151,000	141,511

TOTAL CORPORATE BONDS (Cost $2,032,775)		1,902,930

CONVERTIBLE BONDS - 1.43%

Basic Materials - 0.36%
Newmont Mining Corp.
1.625% due 07/15/2017 (g)	446,000	454,960

Communications - 1.07%
Lucent Technologies, Inc., Series B
2.75% due 06/15/2025	1,960,000	1,361,371

TOTAL CONVERTIBLE BONDS (Cost $2,430,858)		$1,816,331

SHORT TERM INVESTMENTS - 11.13%
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	$4,603,725	$4,603,725
T. Rowe Price Reserve Investment Fund,
2.7528%	9,558,313	9,587,885

TOTAL SHORT TERM INVESTMENTS
(Cost $14,191,609)		$14,191,610

REPURCHASE AGREEMENTS - 0.79%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$1,000,035 on 10/1/2008,
collateralized by $930,000 Federal
National Mortgage Association,
5.625% due 07/15/2037 (valued at
$1,020,805, including interest)	$1,000,000	$1,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,000,000)		$1,000,000

Total Investments (Mid Value Trust)
(Cost $150,492,845) - 103.88%		$132,416,343
Liabilities in Excess of Other Assets - (3.88)%		(4,944,670)

TOTAL NET ASSETS - 100.00%		$127,471,673

Money Market Trust
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER - 16.54%

Consumer, Cyclical - 2.09%
E.I. Dupont
2.03% due 10/02/2008	55,000,000	$54,996,899

The accompanying notes are an integral part of the financial statements.
273

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Money Market Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER (continued)

Consumer, Cyclical (continued)
Proctor Gamble & Company
2.00% due 10/08/2008	33,500,000	$33,486,972

		88,483,871

Financial - 14.45%
Abbey National North America LLC
1.70% due 10/01/2008	35,000,000	35,000,000
1.95% due 10/07/2008	70,000,000	69,977,250
American Honda Finance Corp.
2.35% due 10/03/2008	24,500,000	24,496,801
2.75% due 10/01/2008	35,000,000	35,000,000
Bank of Nova Scotia
3.30% due 10/07/2008	75,000,000	74,958,750
3.50% due 10/08/2008	35,000,000	34,976,181
Lloyds Bank PLC
2.24% due 10/02/2008	75,000,000	74,995,333
4.95% due 10/01/2008	125,000,000	125,000,000
Rabobank USA Financial Corp.
0.20% due 10/01/2008	45,565,000	45,565,000
Royal Bank of Canada
2.315% due 10/03/2008	25,000,000	24,996,785
Toronto Dominion Holdings USA, Inc.
2.375% due 10/07/2008	15,000,000	14,994,062
UBS Finance Delaware LLC
3.00% due 10/01/2008	50,000,000	50,000,000

		609,960,162

TOTAL COMMERCIAL PAPER (Cost $698,444,033)		$698,444,033

U.S. GOVERNMENT AGENCY OBLIGATIONS - 61.13%

Federal Home Loan Bank - 22.47%
Federal Home Loan Bank Discount Notes
1.25% due 11/14/2008	18,750,000	18,721,354
2.05% due 10/03/2008	147,729,000	147,711,592
2.10% due 10/01/2008 to 10/06/2008	250,000,000	249,940,972
2.13% due 10/10/2008	100,000,000	99,950,000
2.25% due 10/15/2008	100,000,000	99,912,500
2.29% due 10/07/2008	100,000,000	99,961,833
2.32% due 10/20/2008	156,745,000	156,553,674
2.35% due 10/22/2008	993,000	991,639
2.36% due 10/14/2008	74,905,000	74,841,164

		948,584,728

Federal Home Loan Mortgage Corp. - 17.47%
Federal Home Loan Mortgage Corp. Discount Notes
1.20% due 10/23/2008	17,381,000	17,368,254
1.50% due 11/10/2008	30,000,000	29,950,000
1.537% due 11/12/2008	50,000,000	49,889,167
1.90% due 11/04/2008	100,000,000	99,820,555
1.95% due 10/20/2008	25,000,000	24,974,271
2.03% due 10/14/2008	168,282,000	168,152,501
2.05% due 10/06/2008	12,195,000	12,191,528
2.08% due 10/10/2008	50,000,000	49,974,000
2.20% due 10/17/2008	100,000,000	99,902,222
2.25% due 11/13/2008	65,000,000	64,825,312
2.30% due 11/03/2008	50,247,000	50,141,063
2.35% due 11/17/2008	70,285,000	70,069,362

		737,258,235

Money Market Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal National Mortgage
Association - 21.19%
Federal National Mortgage Association Discount
Notes
1.455% due 10/06/2008	80,000,000	$79,977,222
1.50% due 11/07/2008	25,000,000	24,961,458
1.60% due 11/12/2008	50,000,000	49,906,667
1.95% due 10/29/2008	16,186,000	16,160,826
2.00% due 10/21/2008	40,000,000	39,955,555
2.08% due 10/08/2008 to 11/03/2008	403,838,000	403,367,727
2.10% due 10/15/2008	7,102,000	7,096,200
2.15% due 10/20/2008	100,000,000	99,886,528
2.251% due 10/01/2008	49,447,000	49,447,000
2.35% due 11/10/2008	124,265,000	123,938,835

		894,698,018

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,580,540,981)	$ 2,580,540,981

U.S. TREASURY OBLIGATIONS - 22.02%

U.S. Treasury Bills - 22.02%
U.S. Treasury Bills
1.31% due 10/16/2008	43,800,000	43,776,093
1.695% due 11/28/2008	70,000,000	69,808,842
1.71% due 01/15/2009	135,000,000	134,305,847
1.79% due 12/04/2008 to 02/19/2009	275,000,000	273,847,810
1.81% due 11/13/2008 to 12/26/2008	260,000,000	259,015,443
1.82% due 02/26/2009	50,000,000	49,625,889
1.87% due 01/29/2009	50,000,000	49,688,333
1.90% due 02/05/2009	50,000,000	49,664,861

		929,733,118

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $929,733,118)		$929,733,118

Total Investments (Money Market Trust)
(Cost $4,208,718,132) - 99.69%		$4,208,718,132
Other Assets in Excess of Liabilities - 0.31%		13,019,991

TOTAL NET ASSETS - 100.00%		$4,221,738,123

Money Market Trust B
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER - 18.06%

Financial - 18.06%
American Honda Finance Corp.
2.750% due 10/01/2008	30,000,000	$30,000,000
BMW US Capital LLC
2.070% due 10/03/2008	17,000,000	16,998,045
BNP Paribas Finance, Inc.
2.370% due 10/03/2008	14,800,000	14,798,052
Lloyds TSB Bank PLC
4.950% due 10/01/2008	30,000,000	30,000,000
Rabobank USA Financial Corp.
2.185% due 10/03/2008	15,000,000	14,998,179

The accompanying notes are an integral part of the financial statements.
274

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Money Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER (continued)

Financial (continued)
UBS Finance Delaware LLC
3.000% due 10/01/2008	17,230,000	$17,230,000

		124,024,276

TOTAL COMMERCIAL PAPER (Cost $124,024,276)		$124,024,276

U.S. GOVERNMENT AGENCY OBLIGATIONS - 58.93%

Federal Home Loan Bank - 19.92%
Federal Home Loan Bank Discount Notes
2.050% due 10/03/2008	40,000,000	39,995,444
2.070% due 10/27/2008	40,000,000	39,940,200
2.100% due 10/17/2008	30,000,000	29,972,000
2.130% due 10/10/2008	8,016,000	8,011,732
2.255% due 10/02/2008	18,859,000	18,857,819

		136,777,195

Federal Home Loan Mortgage Corp. - 20.37%
Federal Home Loan Mortgage Corp. Discount Notes
1.900% due 11/05/2008	30,000,000	29,944,583
2.050% due 10/20/2008	30,000,000	29,967,542
2.080% due 10/20/2008	37,553,000	37,511,775
2.095% due 10/06/2008	22,495,000	22,488,455
2.300% due 11/17/2008	20,000,000	19,939,944

		139,852,299

Federal National Mortgage
Association - 18.64%
Federal National Mortgage Association Discount
Notes
1.600% due 11/10/2008	33,068,000	33,009,212
2.020% due 10/20/2008	13,950,000	13,935,128
2.090% due 10/22/2008	10,000,000	9,987,808
2.100% due 11/03/2008	25,000,000	24,951,875
2.150% due 10/20/2008 to 10/22/2008	46,195,000	46,140,083

		128,024,106

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $404,653,600)		$404,653,600

U.S. TREASURY OBLIGATIONS - 23.19%

U.S. Treasury Bills - 23.19%
U.S. Treasury Bills
zero coupon due 12/04/2008 to
12/11/2008	35,000,000	34,884,232
1.695% due 11/28/2008	15,000,000	14,959,038
1.710% due 01/15/2009	15,000,000	14,924,475
1.780% due 01/15/2009	15,000,000	14,921,383
1.790% due 12/18/2008 to 02/19/2009	30,000,000	29,836,825
1.805% due 11/13/2008	10,000,000	9,978,440
1.820% due 02/26/2009	10,000,000	9,925,178
1.870% due 01/29/2009	15,000,000	14,906,500
1.900% due 02/05/2009	15,000,000	14,899,458

		159,235,529

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $159,235,529)		$159,235,529

Total Investments (Money Market Trust B)
(Cost $687,913,405) - 100.18%		$687,913,405
Liabilities in Excess of Other Assets - (0.18)%		(1,259,826)

TOTAL NET ASSETS - 100.00%		$686,653,579

Mutual Shares Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 86.67%

Bermuda - 0.83%
Tyco Electronics, Ltd.	133,819	$3,701,434

Canada - 0.33%
ACE Aviation Holdings, Inc. *	68,699	507,375
MDS, Inc. *	80,215	957,983

		1,465,358
Denmark - 1.85%
A P Moller Maersk AS	376	3,270,734
Carlsberg AS, B Shares	24,843	1,894,114
Danske Bank AS	128,143	3,085,363

		8,250,211
France - 3.86%
Carrefour SA	74,776	3,526,205
GDF Suez	32,647	1,698,503
Groupe DANONE	32,777	2,324,934
Pernod-Ricard SA	52,211	4,599,319
Societe Generale	29,257	2,628,147
Suez Environnement SA *	4,544	111,884
Total SA	37,904	2,302,664

		17,191,656
Germany - 4.44%
Allianz SE	15,971	2,189,596
Daimler AG	33,950	1,685,717
Deutsche Post AG	186,736	3,896,155
E.ON AG	52,228	2,628,994
Linde AG	11,710	1,250,461
RWE AG	33,207	3,165,842
Siemens AG	53,243	4,966,347

		19,783,112
Hong Kong - 0.20%
Link, REIT	428,458	890,665

Italy - 0.82%
Banco Popolare Societa Cooperativa	104,037	1,616,157
Intesa Sanpaolo SpA	374,032	2,057,018

		3,673,175
Japan - 0.68%
Japan Tobacco, Inc.	803	3,026,573

Netherlands - 2.96%
DSM NV	44,472	2,103,509
Koninklijke (Royal) KPN NV	150,712	2,176,573
Koninklijke (Royal) Philips Electronics NV	109,440	2,969,389
Royal Dutch Shell PLC, A Shares	150,097	4,422,187
TNT Post Group NV	55,104	1,526,751

		13,198,409
Norway - 1.29%
Orkla ASA	623,536	5,738,028

Singapore - 0.50%
Keppel Corp., Ltd.	404,726	2,236,436

South Korea - 0.74%
KT&G Corp.	44,060	3,288,510

The accompanying notes are an integral part of the financial statements.
275

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Spain - 0.64%
Telefonica SA	119,942	$2,851,928

Sweden - 0.72%
Ericsson LM, Series B	185,758	1,764,104
SKF AB, B Shares	108,773	1,389,617
Telefonaktiebolaget LM Ericsson, SADR	4,408	41,567

		3,195,288
Switzerland - 2.90%
Nestle SA	167,715	7,248,224
Novartis AG	61,152	3,219,624
Zurich Financial Services AG	8,959	2,480,930

		12,948,778
United Kingdom - 5.42%
BP PLC	248,274	2,067,699
British American Tobacco PLC	316,137	10,321,011
Cadbury PLC	331,014	3,347,850
Imperial Tobacco Group PLC	262,449	8,424,809
Mondi, Ltd.	1,057	5,519

		24,166,888
United States - 58.49%
ACE, Ltd.	21,739	1,176,732
AK Steel Holding Corp.	59,509	1,542,473
Alcoa, Inc.	151,486	3,420,554
Alexander's, Inc., REIT *	8,647	3,458,800
Alleghany Corp. *	5,585	2,038,525
Alliance Data Systems Corp. *	55,286	3,504,027
Altria Group, Inc.	136,670	2,711,533
American Express Company	52,571	1,862,590
Anheuser-Busch Companies, Inc.	72,362	4,694,847
Baker Hughes, Inc.	40,754	2,467,247
Berkshire Hathaway, Inc., Class B *	3,570	15,690,150
Bristol-Myers Squibb Company	102,563	2,138,439
Brown Forman Corp., Class B	18,385	1,320,227
Cerberus Investors I LLC *	384,193	187,082
Cerberus Investors II LLC *	384,193	187,082
Cerberus Investors III LLC *	192,097	93,541
CIT Group, Inc.	203,519	1,416,492
Cliffs Natural Resources, Inc.	42,223	2,235,286
Coca-Cola Enterprises, Inc.	214,817	3,602,481
Comcast Corp., Special Class A	533,009	10,510,937
Community Health Systems, Inc. *	58,797	1,723,340
Conseco, Inc. *	111,954	394,078
Constellation Energy Group, Inc.	70,929	1,723,575
CVS Caremark Corp.	221,880	7,468,481
Dana Holding Corp. *	1,580	7,647
Dell, Inc. *	363,868	5,996,545
Diebold, Inc.	39,180	1,297,250
Domtar Corp. *	416,671	1,916,687
Dr Pepper Snapple Group, Inc. *	100,818	2,669,661
Eastman Kodak Company	229,211	3,525,265
Entergy Corp.	22,055	1,963,116
Exelon Corp.	55,066	3,448,233
Exterran Holdings, Inc. *	63,948	2,043,778
Federal Signal Corp.	70,426	964,836
Fifth Third Bancorp	32,500	386,750
Forestar Real Estate Group, Inc. *	32,708	482,443

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United States (continued)
GenCorp, Inc. *	55,258	$372,439
Genentech, Inc. *	28,764	2,550,791
Goldman Sachs Group, Inc.	13,220	1,692,160
Goodyear Tire & Rubber Company *	110,360	1,689,612
Guaranty Bancorp *	21,927	133,755
Harley-Davidson, Inc.	45,663	1,703,230
Hillenbrand, Inc.	36,497	735,779
Hill-Rom Holdings, Inc.	39,268	1,190,213
Home Depot, Inc.	137,575	3,561,817
Huntsman Corp.	11,839	149,171
International Paper Company	254,677	6,667,444
JPMorgan Chase & Company	116,247	5,428,735
Kraft Foods, Inc., Class A	152,823	5,004,953
Lear Corp. *	66,751	700,885
Legg Mason, Inc.	602	22,912
Lexmark International, Inc. *	27,796	905,316
Lorillard, Inc.	9,500	675,925
LSI Logic Corp. *	653,381	3,502,122
Marathon Oil Corp.	72,164	2,877,179
Mattel, Inc.	312,745	5,641,920
Maxim Integrated Products, Inc.	155,269	2,810,369
MeadWestvaco Corp.	35,304	822,936
Microsoft Corp.	291,387	7,777,119
Motorola, Inc.	468,152	3,342,605
News Corp., Class A	602,805	7,227,632
Noble Energy, Inc.	31,573	1,755,143
Northwest Airlines Corp. *	77,015	695,445
NorthWestern Corp.	6,937	174,327
Old Republic International Corp.	159,904	2,038,776
Owens Corning, Inc. *	84,953	2,031,226
Pfizer, Inc.	228,582	4,215,052
Philip Morris International, Inc.	39,446	1,897,353
Pride International, Inc. *	47,093	1,394,424
Prudential Financial, Inc.	36,242	2,609,424
Quest Diagnostics, Inc.	45,409	2,346,283
Qwest Communications International, Inc.	143,000	461,890
Reynolds American, Inc.	127,977	6,222,242
Rohm & Haas Company	20,844	1,459,080
SLM Corp. *	149,990	1,850,877
Sprint Nextel Corp.	283,417	1,728,844
Temple-Inland, Inc.	82,847	1,264,245
Tenet Healthcare Corp. *	684,155	3,797,060
The Kroger Company	130,600	3,588,888
The St. Joe Company *	26,808	1,047,925
The Travelers Companies, Inc.	36,566	1,652,783
Time Warner Cable, Inc. *	58,500	1,415,700
Time Warner, Inc.	402,292	5,274,048
Transocean, Inc. *	24,342	2,673,725
Tyco International, Ltd.	95,267	3,336,250
U.S. Bancorp	96,204	3,465,268
UST, Inc.	39,610	2,635,649
Valeant Pharmaceuticals International *	89,427	1,830,571
Ventas, Inc., REIT	26,974	1,333,055
Viacom, Inc., Class B *	143,099	3,554,579
Virgin Media, Inc.	154,159	1,217,856
Wal-Mart Stores, Inc.	32,245	1,931,153

The accompanying notes are an integral part of the financial statements.
276

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United States (continued)
Washington Mutual, Inc.	0	$0
Weyerhaeuser Company	158,381	9,594,721
White Mountains Insurance Group, Ltd.	19,435	9,129,591
William Wrigley, Jr. Company	30,809	2,446,235
Yahoo!, Inc. *	66,497	1,150,398

		260,677,835

TOTAL COMMON STOCKS (Cost $482,608,573)		$386,284,284

PREFERRED STOCKS - 0.00%

United States - 0.00%
Dana Holding Corp., Series B *	150	8,250

TOTAL PREFERRED STOCKS (Cost $15,000)		$8,250

TERM LOANS - 0.31%

United States - 0.31%
Pontus I LLC
5.947% due 07/18/2009 (b)	278,218	198,063
6.135% due 07/24/2009 (b)	251,337	234,196
Realogy Corp.
3.76% due 10/10/2013 (b)	77,431	58,436
5.049% due 10/10/2013 (b)	833,300	617,334
5.799% due 10/10/2013 (b)	52,130	39,342
5.799% due 10/10/2013 (b)	287,560	217,019

		1,364,390

TOTAL TERM LOANS (Cost $1,475,883)		$1,364,390

CORPORATE BONDS - 0.19%

United States - 0.19%
Cerberus Investors I LLC
12.00% due 07/31/2014 (b)	337,200	164,199
Cerberus Investors II LLC
12.00% due 07/31/2014 (b)	337,200	164,199
Cerberus Investors III LLC
12.00% due 07/31/2014 (b)	168,600	82,099
Northwest Airlines Corp., ESCROW
1.00% due 01/16/2017 ^	170,000	850
Pontus I LLC
9.1406% due 07/24/2009	245,355	179,968
Pontus II Trust
9.1406% due 06/25/2009	122,679	89,985
Tropicana Entertainment LLC
9.625% due 12/15/2014	1,180,000	165,200
Trump Entertainment Resorts, Inc.
8.50% due 06/01/2015	33,000	13,530

		860,030

TOTAL CORPORATE BONDS (Cost $2,067,500)		$860,030

SHORT TERM INVESTMENTS - 12.79%
Federal Home Loan Bank Discount Notes
zero coupon due 10/01/2008 to
09/02/2009	$56,400,000	$56,008,146

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
U.S. Treasury Bills
zero coupon due 11/13/2008	$1,000,000	$997,808

TOTAL SHORT TERM INVESTMENTS
(Cost $57,005,954)		$57,005,954

Total Investments (Mutual Shares Trust)
(Cost $543,172,910) - 99.96%		$445,522,908
Other Assets in Excess of Liabilities - 0.04%		183,810

TOTAL NET ASSETS - 100.00%		$445,706,718

The portfolio had the following five top industry concentrations as of September 30, 2008 (as a percentage of total net assets):

Tobacco	8.80%
Food & Beverages	8.72%
Insurance	5.32%
Cable & Television	4.93%
Holdings Companies/Conglomerates	3.63%

Natural Resources Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.39%

Basic Materials - 24.10%
Alumina, Ltd.	3,560,032	$8,976,031
Anglo American PLC	138,346	4,673,281
Anglo Platinum, Ltd.	140,152	12,780,074
AngloGold Ashanti, Ltd., SADR	389,365	8,994,332
ArcelorMittal (a)	186,894	9,228,826
Barrick Gold Corp.	211,072	7,754,785
Cameco Corp.	453,078	10,108,170
Companhia Vale Do Rio Doce, SADR *	1,470,396	26,026,009
Freeport-McMoRan Copper & Gold, Inc.,
Class B	176,570	10,038,005
Gold Fields, Ltd.	741,048	7,151,445
POSCO, SADR (a)	72,200	6,741,314
Sumitomo Metal Industries, Ltd.	2,175,000	6,742,826
Teck Cominco, Ltd.	170,700	4,847,126
Vedanta Resources PLC	596,425	12,501,287
Xstrata PLC	348,824	10,870,959

		147,434,470
Energy - 75.29%
Baker Hughes, Inc.	246,200	14,904,948
BP PLC, SADR	355,873	17,854,148
Canadian Natural Resources, Ltd.	455,667	31,255,524
ConocoPhillips	94,759	6,941,097
CONSOL Energy, Inc.	372,114	17,076,311
Denbury Resources, Inc. *	432,900	8,242,416
Devon Energy Corp.	90,200	8,226,240
EnCana Corp.	427,108	27,273,911
Eni SpA, SADR	121,300	6,422,835
EOG Resources, Inc.	352,231	31,510,585
Equitable Resources, Inc.	275,640	10,110,475
Exxon Mobil Corp.	282,295	21,923,030

The accompanying notes are an integral part of the financial statements.
277

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Natural Resources Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
Halliburton Company	318,998	$10,332,345
Lukoil Oil Company, ADR	332,273	19,537,652
Marathon Oil Corp.	336,772	13,427,100
Newfield Exploration Company *	226,648	7,250,470
Noble Energy, Inc.	134,536	7,478,856
OAO Gazprom, SADR	448,250	14,324,457
Peabody Energy Corp.	245,500	11,047,500
Penn West Energy Trust, ADR	183,100	4,412,710
Petro-Canada	269,869	8,976,615
Petroleo Brasileiro SA, ADR	576,904	25,354,931
Reliance Industries, Ltd., GDR	101,167	8,380,574
Rosneft Oil Company, GDR *	951,614	6,394,846
Royal Dutch Shell PLC, ADR	346,931	20,472,398
Suncor Energy, Inc.	465,186	19,232,496
Talisman Energy, Inc.	1,039,602	14,672,137
Total SA, ADR	304,738	18,491,502
Transocean, Inc. *	65,407	7,184,305
Ultra Petroleum Corp. *	138,000	7,636,920
Valero Energy Corp.	467,534	14,166,280
XTO Energy, Inc.	434,242	20,200,938

		460,716,552

TOTAL COMMON STOCKS (Cost $651,779,022)		608,151,022

PREFERRED STOCKS - 0.18%

Basic Materials - 0.18%
Anglo Platinum, Ltd., 6.38% (i)	34,852	$1,114,894

TOTAL PREFERRED STOCKS (Cost $852,240)		$1,114,894

SHORT TERM INVESTMENTS - 1.48%
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	$9,065,888	$9,065,888

TOTAL SHORT TERM INVESTMENTS
(Cost $9,065,888)		$9,065,888

REPURCHASE AGREEMENTS - 0.25%
Deutsche Bank Tri-Party Repurchase
Agreement dated 09/30/2008 at
2.25% to be repurchased at
$1,500,094 on 10/1/2008,
collateralized by $1,842,927
Federal National Mortgage
Association, 5.00% due
10/01/2035 (valued at $1,530,000,
including interest)	$1,500,000	$1,500,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,500,000)		$1,500,000

Total Investments (Natural Resources Trust)
(Cost $663,197,150) - 101.30%		$619,831,804
Liabilities in Excess of Other Assets - (1.30)%		(7,946,646)

TOTAL NET ASSETS - 100.00%		$611,885,158

Optimized All Cap Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.60%

Basic Materials - 3.20%
Anglo American PLC, ADR	741,622	$12,407,336
ArcelorMittal	68,075	3,361,543
E.I. Du Pont de Nemours & Company	149,430	6,022,029
Eli Lilly & Company	208,025	9,159,341
OM Group, Inc. *	99,231	2,232,698
Praxair, Inc.	76,450	5,484,523
United States Steel Corp.	144,031	11,178,246

		49,845,716
Communications - 4.49%
AT&T, Inc.	364,437	10,175,081
eBay, Inc. *	1,257,054	28,132,868
Google, Inc., Class A *	19,867	7,957,131
Nippon Telegraph & Telephone Corp., ADR	215,930	4,860,584
Omnicom Group, Inc.	172,917	6,667,680
Perficient, Inc. *	286,140	1,899,970
Viacom, Inc., Class B *	217,348	5,398,924
Walt Disney Company	158,556	4,866,084

		69,958,322
Consumer, Cyclical - 7.62%
AMR Corp. *	559,626	5,495,527
CEC Entertainment, Inc. *	366,857	12,179,652
Delta Air Lines, Inc. * (a)	878,978	6,548,386
Insight Enterprises, Inc. *	367,851	4,932,882
Life Time Fitness, Inc. * (a)	256,103	8,008,341
LKQ Corp. *	519,839	8,821,668
McDonald's Corp.	204,672	12,628,262
Ross Stores, Inc.	955,947	35,188,409
The Gap, Inc.	337,765	6,005,462
The TJX Companies, Inc.	296,778	9,057,665
US Airways Group, Inc. *	749,556	4,519,823
Yum! Brands, Inc.	163,086	5,318,234

		118,704,311
Consumer, Non-cyclical - 23.54%
Abbott Laboratories	90,558	5,214,330
AerCap Holdings NV *	483,135	5,126,062
Alliance Data Systems Corp. *	363,044	23,009,729
Bunge, Ltd.	256,637	16,214,326
Celgene Corp. *	190,529	12,056,675
Cenveo, Inc. *	548,198	4,215,643
Colgate-Palmolive Company	200,331	15,094,941
DENTSPLY International, Inc.	137,713	5,169,746
Flowers Foods, Inc.	932,024	27,364,225
Herbalife, Ltd.	771,769	30,500,311
Jarden Corp. *	917,599	21,517,696
Johnson & Johnson	442,769	30,675,036
Pfizer, Inc.	1,900,342	35,042,306
Qiagen NV * (a)	512,314	10,107,955
R.R. Donnelley & Sons Company	187,837	4,607,642
St. Jude Medical, Inc. *	343,610	14,943,599
Stryker Corp.	676,608	42,152,678
The Coca-Cola Company	442,556	23,402,361
Tupperware Brands Corp.	710,300	19,625,589
Visa, Inc.	336,626	20,665,470

		366,706,320

The accompanying notes are an integral part of the financial statements.
278

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Optimized All Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy - 10.63%
Apache Corp.	75,074	$7,828,717
ConocoPhillips	315,458	23,107,298
Devon Energy Corp.	95,899	8,745,989
ENSCO International, Inc.	149,994	8,644,154
Exxon Mobil Corp.	271,717	21,101,542
Nexen, Inc.	476,604	11,071,511
Petro-Canada	535,611	17,862,627
Transocean, Inc. *	249,310	27,384,210
Valero Energy Corp.	249,765	7,567,880
Williams Companies, Inc.	1,049,440	24,819,256
XTO Energy, Inc.	161,048	7,491,953

		165,625,137
Financial - 15.88%
ACE, Ltd.	421,954	22,840,370
Allied World Assurance Holdings, Ltd.	154,717	5,495,548
Aspen Insurance Holdings, Ltd.	724,413	19,921,357
Bank of America Corp.	978,450	34,245,750
Bank of New York Mellon Corp.	190,785	6,215,775
Barclays PLC, SADR (a)	779,516	19,254,045
Charles Schwab Corp.	448,510	11,661,260
Goldman Sachs Group, Inc.	65,592	8,395,776
Hospitality Properties Trust, REIT	269,104	5,522,014
ING Groep NV, SADR	157,347	3,367,226
IntercontinentalExchange, Inc. *	62,429	5,036,772
KKR Financial Holdings LLC	166,681	1,060,091
Legg Mason, Inc.	120,965	4,603,928
Lexington Corporate Property Trust, REIT	511,126	8,801,590
National Financial Partners Corp.	2,825	42,375
Oriental Financial Group, Inc.	291,754	5,210,726
Prudential Financial, Inc.	195,106	14,047,632
State Street Corp.	198,711	11,302,682
TD Ameritrade Holding Corp. *	652,541	10,571,164
Unibanco - Uniao De Bancos
Brasileiros SA, ADR *	145,330	14,666,704
Wells Fargo & Company	298,261	11,193,735
Willis Group Holdings, Ltd.	741,706	23,927,436

		247,383,956
Industrial - 13.60%
Allied Waste Industries, Inc. *	1,074,187	11,934,218
AMETEK, Inc.	236,384	9,637,376
Amphenol Corp., Class A	639,429	25,666,680
Avnet, Inc. *	491,176	12,097,665
Ball Corp.	105,113	4,150,912
BE Aerospace, Inc. *	581,713	9,208,517
Cooper Industries, Ltd., Class A	395,120	15,785,044
Emerson Electric Company	1,072,072	43,729,817
Genco Shipping & Trading, Ltd. (a)	292,823	9,733,436
General Electric Company	232,876	5,938,338
Goodrich Corp.	148,157	6,163,331
GrafTech International, Ltd. *	243,592	3,680,675
Lockheed Martin Corp.	136,749	14,997,263
Metalico, Inc. *	763,462	4,504,426
PerkinElmer, Inc.	316,352	7,899,309
Stericycle, Inc. *	455,928	26,858,718

		211,985,725

Optimized All Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology - 15.08%
ANSYS, Inc. *	467,564	$17,706,649
Apple, Inc. *	91,835	10,437,966
Broadridge Financial Solutions, Inc.	504,005	7,756,637
Compuware Corp. *	1,387,565	13,445,505
Hewlett-Packard Company	1,144,518	52,922,512
International Business Machines Corp.	239,355	27,994,961
Microsoft Corp.	425,004	11,343,357
Nuance Communications, Inc. *	1,257,310	15,326,609
PMC-Sierra, Inc. *	1,814,960	13,467,003
QLogic Corp. *	1,223,255	18,789,197
Research In Motion, Ltd. *	87,814	5,997,696
Salesforce.com, Inc. *	190,208	9,206,067
Taiwan Semiconductor
Manufacturing Company, Ltd., SADR	1,950,276	18,274,086
Trimble Navigation, Ltd. *	475,666	12,300,723

		234,968,968
Utilities - 2.56%
Companhia de Saneamento Basico do
Estado de Sao Paulo, ADR *	319,836	9,067,350
Edison International	610,224	24,347,938
Mirant Corp. *	355,461	6,501,382

		39,916,670

TOTAL COMMON STOCKS (Cost $1,754,021,884)		$1,505,095,125

SHORT TERM INVESTMENTS - 6.45%
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	$31,872,169	$31,872,169
Lloyds Bank PLC
4.95% due 10/01/2008	45,000,000	45,000,000
UBS Finance Delaware LLC
3.00% due 10/01/2008	23,610,000	23,610,000

TOTAL SHORT TERM INVESTMENTS
(Cost $100,482,169)		$100,482,169

Total Investments (Optimized All Cap Trust)
(Cost $1,854,504,053) - 103.05%		$1,605,577,294
Liabilities in Excess of Other Assets - (3.05)%		(47,501,349)

TOTAL NET ASSETS - 100.00%		$1,558,075,945

Optimized Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.47%

Basic Materials - 2.01%
Anglo American PLC, ADR	220,648	$3,691,441
Domtar Corp. *	224,178	1,031,219
OM Group, Inc. *	27,480	618,300
Praxair, Inc.	36,580	2,624,249
The Mosaic Company	46,460	3,160,209
United States Steel Corp.	38,803	3,011,501

		14,136,919
Communications - 8.66%
Amdocs, Ltd. *	310,837	8,510,717

The accompanying notes are an integral part of the financial statements.
279

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Optimized Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
AT&T, Inc.	454,923	$12,701,450
CenturyTel, Inc.	245,324	8,991,125
Embarq Corp.	395,333	16,030,753
Tele Norte Leste Participacoes SA, ADR	41,566	725,742
Time Warner, Inc.	512,363	6,717,079
Walt Disney Company	238,003	7,304,312

		60,981,178
Consumer, Cyclical - 4.49%
Copa Holdings SA, Class A	52,826	1,716,845
CVS Caremark Corp.	138,791	4,671,705
Delta Air Lines, Inc. * (a)	98,015	730,212
Desarrolladora Homex SA de CV *	43,351	1,916,981
GameStop Corp., Class A *	90,803	3,106,371
Ross Stores, Inc.	121,426	4,469,691
Yum! Brands, Inc.	460,385	15,013,155

		31,624,960
Consumer, Non-cyclical - 21.03%
Abbott Laboratories	240,300	13,836,474
Alliance Data Systems Corp. *	137,620	8,722,356
Altria Group, Inc.	222,847	4,421,284
Baxter International, Inc.	168,015	11,026,824
Bunge, Ltd.	97,154	6,138,190
Colgate-Palmolive Company	138,942	10,469,280
DaVita, Inc. *	126,581	7,216,383
Express Scripts, Inc. *	103,296	7,625,311
Gen-Probe, Inc. *	202,893	10,763,474
Herbalife, Ltd.	354,846	14,023,514
Jarden Corp. *	303,861	7,125,540
Johnson & Johnson	215,989	14,963,718
McCormick & Company, Inc.	127,271	4,893,570
Pfizer, Inc.	472,801	8,718,450
Procter & Gamble Company	197,008	13,729,487
Visa, Inc.	72,944	4,478,032

		148,151,887
Energy - 16.51%
Apache Corp.	77,935	8,127,062
Chevron Corp.	140,270	11,569,470
ConocoPhillips	280,350	20,535,637
ENSCO International, Inc.	147,164	8,481,061
Exxon Mobil Corp.	371,366	28,840,284
Occidental Petroleum Corp.	102,274	7,205,203
Petro-Canada	214,117	7,140,802
Williams Companies, Inc.	709,591	16,781,827
XTO Energy, Inc.	162,980	7,581,830

		116,263,176
Financial - 23.20%
ACE, Ltd.	116,688	6,316,321
American Financial Group, Inc.	256,673	7,571,854
Arch Capital Group, Ltd. *	85,966	6,278,097
Bank of America Corp.	360,397	12,613,895
Bank of New York Mellon Corp.	294,307	9,588,522
Boston Properties, Inc., REIT	39,944	3,741,155
Charles Schwab Corp.	112,367	2,921,542
Endurance Specialty Holdings, Ltd.	197,455	6,105,309

Optimized Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Federated Investors, Inc., Class B	222,078	$6,406,950
Goldman Sachs Group, Inc.	67,246	8,607,488
ING Groep NV, SADR	228,450	4,888,830
JPMorgan Chase & Company	310,730	14,511,091
PNC Financial Services Group, Inc.	51,868	3,874,540
RenaissanceRe Holdings, Ltd.	165,046	8,582,392
SL Green Realty Corp., REIT	131,001	8,488,865
State Street Corp.	191,131	10,871,531
TD Ameritrade Holding Corp. *	585,395	9,483,399
The Travelers Companies, Inc.	120,047	5,426,124
UBS AG *	68,708	1,205,138
Unibanco - Uniao De Bancos
Brasileiros SA, ADR *	86,848	8,764,700
Wells Fargo & Company	263,630	9,894,034
Willis Group Holdings, Ltd.	224,322	7,236,628

		163,378,405
Industrial - 12.18%
Allied Waste Industries, Inc. *	915,365	10,169,705
Amphenol Corp., Class A	268,340	10,771,168
Cooper Industries, Ltd., Class A	138,650	5,539,068
Flowserve Corp.	29,034	2,577,348
General Electric Company	710,351	18,113,951
Goodrich Corp.	146,320	6,086,912
Honeywell International, Inc.	223,797	9,298,765
Lockheed Martin Corp.	61,108	6,701,714
PerkinElmer, Inc.	257,637	6,433,196
Spirit Aerosystems Holdings, Inc., Class A *	134,802	2,166,268
Stericycle, Inc. *	134,699	7,935,118

		85,793,213
Technology - 4.61%
Brocade Communications Systems, Inc. *	347,016	2,019,633
Hewlett-Packard Company	143,326	6,627,394
International Business Machines Corp.	58,483	6,840,172
MasterCard, Inc., Class A	39,803	7,058,266
Nuance Communications, Inc. *	296,004	3,608,289
PMC-Sierra, Inc. *	851,345	6,316,980

		32,470,734
Utilities - 3.78%
Dominion Resources, Inc.	165,998	7,101,394
DPL, Inc.	388,911	9,644,993
Edison International	247,130	9,860,487

		26,606,874

TOTAL COMMON STOCKS (Cost $757,188,703)		$679,407,346

SHORT TERM INVESTMENTS - 3.01%
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	$732,707	$732,707
Societe Generale North America, Inc.
3.00% due 10/01/2008	12,300,000	12,300,000

The accompanying notes are an integral part of the financial statements.
280

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Optimized Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
UBS Finance Delaware LLC
3.00% due 10/01/2008	$8,170,000	$8,170,000

TOTAL SHORT TERM INVESTMENTS
(Cost $21,202,707)		$21,202,707

Total Investments (Optimized Value Trust)
(Cost $778,391,410) - 99.48%		$700,610,053
Other Assets in Excess of Liabilities - 0.52%		3,641,788

TOTAL NET ASSETS - 100.00%		$704,251,841

Overseas Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.08%

Australia - 1.57%
BHP Billiton, Ltd., SADR	6,500	$337,935
Brambles, Ltd.	168,711	1,052,701
Macquarie Group, Ltd.	13,636	419,871
Newcrest Mining, Ltd.	32,589	677,132
QBE Insurance Group, Ltd.	34,918	753,043
Telstra Corp., Ltd.	504,616	1,692,965
Woodside Petroleum, Ltd.	13,843	558,577
Woolworths, Ltd.	60,969	1,343,024

		6,835,248
Austria - 0.32%
Raiffeisen International Bank Holding AG	8,929	644,907
Telekom Austria AG	41,174	724,448

		1,369,355
Bermuda - 0.35%
SeaDrill, Ltd., GDR	73,200	1,516,568

Brazil - 1.61%
BM&F BOVESPA SA *	235,101	1,050,166
Companhia Vale Do Rio Doce, ADR *	27,300	522,795
Marfrig Frigorificos e Comercio de Alimentos
SA *	58,300	538,913
Petroleo Brasileiro SA, ADR	102,500	4,504,875
Tim Participacoes SA *	100,400	369,331

		6,986,080
Canada - 6.75%
Barrick Gold Corp.	140,000	5,143,600
Cameco Corp.	104,600	2,266,456
Canadian Natural Resources, Ltd.	20,200	1,385,577
EnCana Corp.	36,300	2,318,015
Inmet Mining Corp.	4,500	209,556
Ivanhoe Mines, Ltd. *	70,200	425,455
Methanex Corp.	47,400	928,626
National Bank of Canada	15,200	694,837
Onex Corp.	37,400	965,354
Potash Corp. of Saskatchewan, Inc.	59,900	7,765,471
Research In Motion, Ltd. *	13,300	896,164
Shaw Communications, Inc.	47,100	953,285
Shoppers Drug Mart Corp.	25,400	1,225,549
Sun Life Financial, Inc.	24,500	856,378

Overseas Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Suncor Energy, Inc.	79,600	$3,290,956

		29,325,279
Chile - 0.52%
Compania de Telecomunicaciones de Chile
SA, SADR	94,100	640,821
Enersis SA, SADR	99,700	1,627,104

		2,267,925
China - 0.90%
China Petroleum & Chemical Corp., Class H -
Hong Kong Exchange	708,000	558,776
China Railway Construction Corp. - Hong
Kong Exchange *	775,000	1,023,293
China Shenhua Energy Company, Ltd. - Hong
Kong Exchange	957,000	2,347,445

		3,929,514
Denmark - 0.38%
A P Moller Maersk AS	100	869,876
Novo Nordisk AS	15,460	801,481

		1,671,357
Egypt - 0.61%
Commercial International Bank	108,036	782,995
Egyptian Company for Mobile Services	36,500	709,248
Orascom Telecom Holding SAE	32,035	1,144,138

		2,636,381
Finland - 0.12%
Rautaruukki Oyj *	26,200	523,610

France - 13.06%
Air Liquide	13,444	1,477,285
AXA Group SA	195,878	6,411,943
BNP Paribas SA	91,292	8,714,507
Bouygues SA	96,284	4,361,709
Carrefour SA	18,800	886,550
Compagnie Generale des Etablissements
Michelin, Class B	20,300	1,314,879
Dassault Systemes SA	17,400	932,333
Electricite de France	47,800	3,456,579
Groupe DANONE	19,900	1,411,544
Lafarge SA	15,700	1,653,025
L'Oreal SA	76,864	7,542,170
Pernod-Ricard SA	36,900	3,250,558
PSA Peugeot Citroen SA	20,700	779,069
Sanofi-Aventis SA	33,904	2,229,035
Schneider Electric SA	16,097	1,382,322
Total SA	47,900	2,909,921
Vallourec SA	8,940	1,929,054
Veolia Environnement SA	83,641	3,441,086
Vivendi SA	86,000	2,696,161

		56,779,730
Germany - 2.76%
Allianz SE	32,628	4,473,241
Bayer AG	31,500	2,306,969
Muenchener Rueckversicherungs-
Gesellschaft AG	9,832	1,483,107

The accompanying notes are an integral part of the financial statements.
281

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Overseas Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Germany (continued)
SAP AG	69,800	$3,717,473

		11,980,790
Hong Kong - 1.89%
Alibaba.com, Ltd. * (a)(g)	14,000	12,989
Anhui Conch Cement Company, Ltd., Class H *	162,000	618,789
Bank of East Asia, Ltd.	384,400	1,210,022
China Overseas Land & Investment, Ltd.	436,000	528,450
China Resources Land, Ltd.	806,000	855,954
Gome Electrical Appliances Holdings, Ltd.	3,374,000	996,136
Li & Fung, Ltd.	368,000	900,513
Link, REIT	781,000	1,623,518
Nine Dragons Paper Holdings, Ltd.	1,967,000	735,836
Shangri-La Asia, Ltd.	518,000	742,116

		8,224,323
India - 1.33%
Bharti Telecom, Ltd. *	54,000	916,092
DLF, Ltd.	454,443	3,459,993
Infosys Technologies, Ltd., ADR	11,239	374,371
Suzlon Energy, Ltd.	313,000	1,042,577

		5,793,033
Indonesia - 0.43%
Indo Tambangraya Megah PT	46,500	107,174
Telekomunikasi Indonesia Tbk PT	2,367,500	1,768,357

		1,875,531
Ireland - 0.54%
Allied Irish Banks PLC - London Exchange	60,000	489,513
CRH PLC - London Exchange	70,700	1,510,542
Irish Life & Permanent PLC - London
Exchange	47,400	332,717

		2,332,772
Israel - 0.21%
Teva Pharmaceutical Industries, Ltd., SADR	20,200	924,958

Japan - 18.42%
AEON Company, Ltd.	266,700	2,724,828
Canon, Inc.	59,300	2,248,114
Chiyoda Corp.	62,000	458,120
Fanuc, Ltd.	54,200	4,077,564
Fuji Photo Film Company, Ltd.	43,800	1,129,202
Hirose Electric Company, Ltd.	21,500	2,049,138
Honda Motor Company, Ltd.	66,900	2,029,261
Hoya Corp.	105,800	2,098,836
Inpex Holdings, Inc.	148	1,257,767
Japan Tobacco, Inc.	161	606,822
JGC Corp.	41,000	657,778
Kansai Electric Power Company, Ltd.	64,600	1,437,253
Keyence Corp.	4,500	897,674
Matsushita Electric Industrial Company, Ltd.	119,000	2,051,502
Murata Manufacturing Company, Ltd.	48,400	1,953,939
Nintendo Company, Ltd.	14,600	6,192,937
Nippon Electric Glass Company, Ltd.	33,000	298,929
Nippon Sheet Glass Company, Ltd.	236,000	1,222,201
Nomura Holdings, Inc.	382,000	4,985,141
NTT DoCoMo, Inc.	446	713,910
Oracle Corp. - Japan	51,500	2,343,870

Overseas Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
ORIX Corp.	42,040	$5,263,744
Shimamura Company, Ltd.	9,100	610,251
SMC Corp.	27,000	2,813,066
SOFTBANK Corp.	279,040	3,636,338
Sumitomo Chemical Company, Ltd.	189,000	834,925
Sumitomo Corp.	343,700	3,204,606
Sumitomo Metal Industries, Ltd.	502,000	1,556,275
Sumitomo Mitsui Financial Group, Inc.	365	2,288,426
Sumitomo Realty &
Development Company, Ltd.	100,000	2,177,873
Suzuki Motor Corp.	37,600	696,696
Takeda Pharmaceutical Company, Ltd.	11,500	579,032
Tokio Marine Holdings, Inc.	94,000	3,451,096
Tokyo Electron, Ltd.	55,900	2,529,544
Tokyo Gas Company, Ltd.	109,100	455,216
Toshiba Corp.	243,000	1,059,786
Trend Micro, Inc.	84,000	3,183,789
UNI Charm Corp.	21,100	1,619,699
Yamada Denki Company, Ltd.	11,790	893,668
Yamato Transport Company, Ltd.	160,000	1,792,027

		80,080,843
Luxembourg - 0.10%
SES Global SA	21,100	447,654

Malaysia - 0.35%
Commerce Asset Holdings	364,900	816,269
SP Setia BHD	435,000	394,971
TM International Bhd *	199,700	327,041

		1,538,281
Mexico - 6.11%
America Movil SA de CV, Series L, ADR	148,600	6,889,096
Cemex SA de CV, SADR *	70,188	1,208,637
Grupo Financiero Inbursa SA de CV	1,289,500	4,433,338
Telefonos de Mexico SA de CV, Class L, ADR	255,011	6,566,533
Telmex Internacional SAB de CV, ADR *	305,511	3,971,643
Telmex Internacional SAB de CV *	340,500	224,167
Wal-Mart de Mexico SA de CV, Series V	930,900	3,260,044

		26,553,458
Netherlands - 4.87%
ASML Holding NV	12,600	220,205
ING Groep NV	141,172	3,026,414
Koninklijke (Royal) KPN NV	371,800	5,369,512
Koninklijke Ahold NV	217,000	2,506,724
Royal Dutch Shell PLC, A Shares	169,416	4,991,367
Unilever NV	179,200	5,044,282

		21,158,504
Norway - 0.59%
Telenor ASA	205,000	2,552,752

Poland - 0.24%
Polski Koncern Naftowy Orlen, ADR	36,200	1,032,294

Russia - 0.67%
JSC MMC Norilsk Nickel, ADR	42,000	574,140
Mobile Telesystems, SADR	17,000	952,170
OAO Gazprom, SADR	20,200	625,190

The accompanying notes are an integral part of the financial statements.
282

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Overseas Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Russia (continued)
Rosneft Oil Company, GDR *	111,710	$750,691

		2,902,191
Singapore - 0.71%
Keppel Corp., Ltd.	150,000	828,870
Singapore Telecommunications, Ltd.	444,860	1,016,831
United Overseas Bank, Ltd.	59,072	706,196
Wilmar International, Ltd.	313,000	555,073

		3,106,970
South Africa - 1.03%
AngloGold Ashanti, Ltd.	34,400	799,165
Harmony Gold Mining Company, Ltd., SADR *	52,100	504,328
Harmony Gold Mining Company, Ltd. *	143,300	1,402,926
Sappi, Ltd.	40,000	392,528
Sasol, Ltd.	32,100	1,370,050

		4,468,997
South Korea - 2.61%
Hynix Semiconductor, Inc. *	37,800	626,367
LG Electronics, Inc.	7,880	729,126
LG Telecom, Ltd.	90,000	751,036
NHN Corp. *	5,700	731,152
Samsung Electronics Company, Ltd.	18,581	8,514,806

		11,352,487
Spain - 2.36%
Banco Bilbao Vizcaya Argentaria SA	480,800	7,774,884
Industria de Diseno Textil SA	9,340	395,210
Repsol YPF SA	34,900	1,034,293
Telefonica SA	43,772	1,040,791

		10,245,178
Sweden - 2.28%
Assa Abloy AB, Series B	29,000	351,176
AstraZeneca PLC	1,500	66,317
Atlas Copco AB, Series B, ADR	58,300	589,048
Ericsson LM, Series B	774,400	7,354,312
Telefonaktiebolaget LM Ericsson, SADR	106,800	1,007,124
Teliasonera AB	96,400	547,842

		9,915,819
Switzerland - 6.45%
Givaudan AG	886	740,036
Holcim, Ltd.	65,725	4,817,076
Nestle SA	150,324	6,496,628
Novartis AG	30,414	1,601,283
Petroplus Holdings AG *	24,400	933,362
Roche Holdings AG - Genusschein	64,896	10,158,937
Swiss Re	13,992	776,632
Swisscom AG	2,465	734,611
Synthes AG	10,141	1,402,928
UBS AG *	21,983	375,743

		28,037,236
Taiwan - 1.98%
Chunghwa Telecom Company, Ltd., ADR *	36,100	854,487
Delta Electronics, Inc.	410,040	1,074,081

Overseas Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Taiwan Semiconductor
Manufacturing Company, Ltd., SADR	710,866	$6,660,815

		8,589,383
Thailand - 0.46%
Banpu PCL - Foreign Shares	146,800	1,315,109
Banpu PCL	77,800	685,100

		2,000,209
United Kingdom - 9.95%
Alliance & Leicester PLC	115,000	560,675
ARM Holdings PLC	12,900	22,417
AstraZeneca Group PLC	58,309	2,551,572
BAE Systems PLC	472,200	3,481,025
Bank Muscat SAOG	129,300	1,551,600
BG Group PLC	40,400	732,696
BHP Billiton PLC	76,100	1,723,984
BP PLC	311,492	2,594,197
British American Tobacco PLC	41,300	1,348,332
Cairn Energy PLC *	21,600	806,209
HSBC Holdings PLC	66,311	1,072,797
Imperial Tobacco Group PLC	36,700	1,178,097
LSR Group *	19,100	102,102
Magnit OAO *	56,800	506,656
National Grid PLC	56,400	715,891
New World Resources NV	7,528	93,764
Orascom Construction Industries	5,200	542,654
Premier Foods PLC	194,100	260,598
Royal Bank of Scotland Group PLC	279,712	902,327
SABMiller PLC	442,400	8,637,712
Scottish & Southern Energy PLC	31,100	791,364
Smiths Group PLC	76,800	1,392,643
Standard Chartered PLC	69,700	1,715,006
Tesco PLC	887,600	6,173,245
TMK OAO	43,772	1,089,923
United Utilities Group PLC *	43,529	540,194
Vodafone Group PLC	546,221	1,206,291
Wolseley PLC	126,400	955,403

		43,249,374
United States - 0.55%
Focus Media Holding, Ltd., ADR *	26,100	744,111
Giant Interactive Group, Inc. *	42,000	279,720
Larsen & Toubro, Ltd.	11,241	584,532
Suntech Power Holdings Company, Ltd., ADR *	21,200	760,444

		2,368,807

TOTAL COMMON STOCKS (Cost $497,297,211)		$404,572,891

PREFERRED STOCKS - 0.40%

Brazil - 0.25%
Cia Energetica de Minas Gerais (i)	30,000	592,780
Net Servicos de Comunicacao SA * (i)	57,600	491,275

		1,084,055
Germany - 0.15%
Porsche Automobil Holding SE (i)	6,000	650,642

TOTAL PREFERRED STOCKS (Cost $2,605,660)		$1,734,697

The accompanying notes are an integral part of the financial statements.
283

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Overseas Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 0.00%
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	$13,377	$13,377

TOTAL SHORT TERM INVESTMENTS
(Cost $13,377)		$13,377

REPURCHASE AGREEMENTS - 6.10%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$26,509,920 on 10/01/2008,
collateralized by $27,385,000
Federal National Mortgage
Association, zero coupon due
02/23/2009 (valued at
$27,042,688, including interest)	$26,509,000	$26,509,000

TOTAL REPURCHASE AGREEMENTS
(Cost $26,509,000)		$26,509,000

Total Investments (Overseas Equity Trust)
(Cost $526,425,248) - 99.58%		$432,829,965
Other Assets in Excess of Liabilities - 0.42%		1,839,883

TOTAL NET ASSETS - 100.00%		$434,669,848

The portfolio had the following five top industry concentrations as of September 30, 2008 (as a percentage of total net assets):

Banking	7.53%
Telecommunications Equipment & Services	7.47%
Insurance	4.96%
Food & Beverages	4.74%
International Oil	4.50%

Pacific Rim Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.09%

Australia - 11.82%
Australia and New Zealand
Banking Group, Ltd.	52,334	$808,520
BHP Billiton, Ltd.	91,275	2,361,340
Bluescope Steel, Ltd.	120,000	707,232
Centennial Coal Company, Ltd.	133,000	393,671
Commonwealth Bank of Australia, Ltd.	22,230	783,466
CSL, Ltd.	37,980	1,150,600
Harvey Norman Holding, Ltd.	160,000	403,004
Lihir Gold, Ltd. *	350,000	711,017
Orica, Ltd.	49,253	831,799
QBE Insurance Group, Ltd.	51,140	1,102,888
Rio Tinto, Ltd.	8,500	572,748
Wesfarmers, Ltd.	24,000	558,137
Westpac Banking Corp., Ltd.	28,000	496,288
Woodside Petroleum, Ltd.	19,670	793,702

		11,674,412

Pacific Rim Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

China - 5.67%
China Communications Services Corp., Ltd.,
Class H - Hong Kong Exchange	1,470,000	$1,023,798
China Life Insurance Company, Ltd. - Hong
Kong Exchange	178,000	663,113
China Merchants Bank Company, Ltd. - Hong
Kong Exchange	190,000	458,830
China Petroleum & Chemical Corp., Class H -
Hong Kong Exchange	711,000	561,144
China Railway Construction Corp. - Hong
Kong Exchange *	474,000	625,859
Industrial & Commercial Bank of China, Ltd.	1,600,000	967,032
PetroChina Company, Ltd., Class H	474,000	492,057
Yanzhou Coal Mining Company, Ltd., Class H	379,000	390,808
ZTE Corp., Class H	110,920	420,145

		5,602,786
Hong Kong - 7.44%
BOC Hong Kong Holdings, Ltd.	192,000	343,251
Cafe de Coral Holdings, Ltd.	424,000	739,280
Cheung Kong Holdings, Ltd.	47,000	532,441
China BlueChemical, Ltd.	1,233,000	687,429
China Mobile, Ltd.	95,000	951,679
China Resource Power Holdings, Ltd.	275,000	600,738
CNOOC, Ltd.	540,000	606,634
Shandong Chenming Paper Holdings, Ltd. *	938,500	460,496
Sun Hung Kai Properties, Ltd.	109,000	1,123,221
Swire Pacific, Ltd., Class A	80,000	703,211
Television Broadcasting Company, Ltd.	142,000	603,005

		7,351,385
Indonesia - 0.55%
Astra International Tbk PT	307,000	547,614

Japan - 51.65%
Ajinomoto Company, Inc.	157,900	1,504,913
Asahi Glass Company, Ltd.	123,300	1,083,883
Canon, Inc.	20,900	792,337
Chiba Bank, Ltd.	124,940	655,074
Chiyoda Corp.	59,380	438,761
Credit Saison Company, Ltd.	47,350	778,195
Daiwa Securities Group, Inc.	123,510	899,614
Disco Corp.	13,670	401,207
East Japan Railway Company	155	1,155,933
Honda Motor Company, Ltd.	72,830	2,209,135
Ibiden Company, Ltd.	19,730	480,310
Inpex Holdings, Inc.	45	382,429
JAFCO Company, Ltd.	15,250	574,810
Japan General Estate Company, Ltd.	75,870	169,315
Japan Securities Finance Company, Ltd.	70,980	457,977
JSR Corp.	64,110	854,940
Kao Corp.	52,470	1,407,115
KDDI Corp.	400	2,265,867
Keyence Corp.	3,700	738,087
Kissei Pharmaceutical Company, Ltd.	29,990	652,821
Komatsu, Ltd.	82,320	1,347,702
Matsushita Electric Industrial Company, Ltd.	45,520	784,743
Mitsubishi Corp.	68,280	1,424,331
Mitsubishi Electric Corp.	82,830	558,859
Mitsubishi Estate Company, Ltd.	94,830	1,868,639

The accompanying notes are an integral part of the financial statements.
284

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Pacific Rim Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Mitsubishi Materials Corp.	287,610	$903,386
Mitsubishi Rayon Company, Ltd.	117,250	290,375
Mitsubishi UFJ Lease & Finance
Company, Ltd.	26,230	858,359
Mitsui O.S.K. Lines, Ltd.	105,800	919,228
Mitsui Sumitomo Insurance Group Holdings,
Inc. *	57,470	1,957,278
Mizuho Financial Group, Inc.	224	979,585
Murata Manufacturing Company, Ltd.	35,460	1,431,543
Nabtesco Corp.	47,420	381,833
Nintendo Company, Ltd.	1,780	755,029
Nippon Telegraph & Telephone Corp.	130	580,248
Olympus Optical Company, Ltd.	28,450	831,528
Sekisui Chemical Company, Ltd.	90,000	535,006
Seven & I Holdings Company, Ltd.	52,900	1,519,811
SFCG Company, Ltd.	4,080	185,785
Shimadzu Corp.	92,940	753,118
Sumitomo Bakelite Company, Ltd.	185,530	793,443
Sumitomo Electric Industries, Ltd.	104,130	1,133,368
Sumitomo Mitsui Financial Group, Inc.	265	1,661,460
Sumitomo Trust & Banking Company, Ltd.	145,100	966,720
Taiyo Nippon Sanso Corp.	75,870	601,048
Takashimaya Company, Ltd.	87,420	761,702
Takeda Pharmaceutical Company, Ltd.	46,642	2,348,452
The Bank of Yokohama, Ltd.	220,010	1,089,799
THK Company, Ltd.	49,310	767,262
Tokio Marine Holdings, Inc.	26,360	967,775
Tokuyama Corp.	105,870	614,280
Tokyo Electron, Ltd.	16,600	751,170
Toyota Motor Corp.	28,920	1,236,402
Yokogawa Electric Corp.	88,710	563,253

		51,025,243
Malaysia - 2.92%
AMMB Holdings BHD	727,500	630,824
IJM Corp. Berhad *	382,100	526,590
IOI Properties BHD	521,000	668,663
MISC Bhd	237,000	598,144
Sime Darby BHD	237,000	458,146

		2,882,367
Singapore - 1.80%
Capitaland, Ltd.	171,000	372,742
Keppel Corp., Ltd.	99,000	547,055
SembCorp Industries, Ltd.	375,000	859,093

		1,778,890
South Korea - 7.91%
Daelim Industrial Company	9,000	559,142
Hyundai Mipo Dockyard	3,300	483,288
Hyundai Mobis	5,000	387,301
KT&G Corp.	11,000	821,008
LG Fashion Corp., Ltd.	29,110	674,957
Lotte Confectionery Company, Ltd.	528	454,148
POSCO	1,500	562,709
Samsung Electronics Company, Ltd.	4,900	2,245,442
Shinhan Financial Group Company, Ltd.	14,200	508,042
Shinsegae Company, Ltd.	1,200	566,378

Pacific Rim Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
SK Telecom Company, Ltd.	3,200	$547,754

		7,810,169
Taiwan - 5.90%
Acer Sertek, Inc.	82,000	139,622
Advanced Semiconductor Engineering, Inc.	645,086	328,770
Asustek Computer, Inc.	239,262	473,532
AU Optronics Corp.	548,099	619,936
Cathay Financial Holdings Company, Ltd.	199,500	275,479
China Steel Corp.	181,770	181,672
Chinatrust Finance Holding Company, Ltd.	981,704	538,732
High Tech Computer Corp.	28,470	441,890
Hung Poo Real Estate Development Corp.	669,549	435,072
MediaTek, Inc.	83,096	861,655
Sincere Navigation Corp.	49,875	48,716
Taiwan Cellular Corp.	612,000	980,957
Taiwan Semiconductor
Manufacturing Company, Ltd.	300,000	503,109

		5,829,142
Thailand - 2.43%
Bangkok Bank PCL, NVDR	250,000	763,665
Kasikornbank PCL	300,000	558,975
Land & Houses PCL, NVDR	3,300,000	608,593
PTT PCL - Foreign Shares	70,000	471,353

		2,402,586

TOTAL COMMON STOCKS (Cost $121,096,536)		$96,904,594

WARRANTS - 0.00%

Malaysia - 0.00%
IJM Land Berhad
(Expiration Date: 09/11/2013, Strike
Price: MYR 1.35) *	38,210	2,498

TOTAL WARRANTS (Cost $0)		$2,498

Total Investments (Pacific Rim Trust)
(Cost $121,096,536) - 98.09%		$96,907,092
Other Assets in Excess of Liabilities - 1.91%		1,884,728

TOTAL NET ASSETS - 100.00%		$98,791,820

The portfolio had the following five top industry concentrations as of September 30, 2008 (as a percentage of total net assets):

Banking	9.24%
Financial Services	6.26%
Holdings Companies/Conglomerates	5.29%
Real Estate	5.27%
Insurance	5.03%

The accompanying notes are an integral part of the financial statements.
285

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Real Estate Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.97%

Basic Materials - 1.49%
Plum Creek Timber Company, Inc.	78,300	$3,904,038

Consumer, Cyclical - 3.32%
Gaylord Entertainment Company * (a)	85,400	2,508,198
Marriott International, Inc., Class A	238,000	6,209,420

		8,717,618
Financial - 90.16%
Alexandria Real Estate Equities, Inc., REIT	29,900	3,363,750
AMB Property Corp., REIT	189,560	8,587,068
Avalon Bay Communities, Inc., REIT	89,980	8,855,832
Boston Properties, Inc., REIT	83,730	7,842,152
BRE Properties, Inc., Class A, REIT	189,530	9,286,970
Brookfield Properties Corp.	336,550	5,330,952
Camden Property Trust, REIT	165,900	7,608,174
CBL & Associates Properties, Inc., REIT	313,600	6,297,088
Cousins Properties, Inc., REIT (a)	144,900	3,655,827
DCT Industrial Trust, Inc., REIT	597,100	4,472,279
Douglas Emmett, Inc., REIT	185,800	4,286,406
Duke Realty Corp., REIT	228,760	5,622,921
EastGroup Properties, Inc., REIT	101,100	4,907,394
Equity One, Inc., REIT	290,400	5,950,296
Equity Residential, REIT	254,610	11,307,230
Essex Property Trust, Inc., REIT	78,480	9,286,538
Federal Realty Investment Trust, REIT	80,410	6,883,096
Highwoods Properties, Inc., REIT	94,300	3,353,308
Host Hotels & Resorts, Inc., REIT	402,990	5,355,737
Kilroy Realty Corp., REIT	132,620	6,337,910
Kimco Realty Corp., REIT	254,300	9,393,842
LaSalle Hotel Properties, REIT	211,070	4,922,152
Mack-California Realty Corp., REIT	88,450	2,995,802
Post Properties, Inc., REIT	119,700	3,348,009
ProLogis, REIT	151,190	6,239,611
Public Storage, Inc., REIT	65,280	6,463,373
Regency Centers Corp., REIT	172,540	11,506,693
Simon Property Group, Inc., REIT	213,880	20,746,360
SL Green Realty Corp., REIT	86,520	5,606,496
The Macerich Company, REIT	202,730	12,903,764
The St. Joe Company * (a)	94,600	3,697,914
Vornado Realty Trust, REIT	141,600	12,878,520
Weingarten Realty Investors, REIT	215,200	7,676,184

		236,969,648

TOTAL COMMON STOCKS (Cost $283,947,338)		$249,591,304

CORPORATE BONDS - 2.76%

Financial - 2.76%
General Growth Properties, Inc.
3.98% due 04/15/2027 (g)	12,259,000	7,265,407

TOTAL CORPORATE BONDS (Cost $9,421,593)		$7,265,407

CONVERTIBLE BONDS - 0.99%

Financial - 0.99%
Kilroy Realty LP
3.25% due 04/15/2012 (g)	3,400,000	2,601,088

TOTAL CONVERTIBLE BONDS (Cost $3,299,036)		$2,601,088

Real Estate Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 3.55%
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	$8,791,384	$8,791,384
T. Rowe Price Reserve Investment Fund,
2.7528%	531,738	531,738

TOTAL SHORT TERM INVESTMENTS
(Cost $9,323,122)		$9,323,122

REPURCHASE AGREEMENTS - 0.77%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$2,032,071 on 10/1/2008,
collateralized by $2,075,000
Federal Home Loan Mortgage
Corp., 5.625% due 11/23/2035
(valued at $2,075,000, including
interest)	$2,032,000	$2,032,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,032,000)		$2,032,000

Total Investments (Real Estate Equity Trust)
(Cost $308,023,089) - 103.04%		$270,812,921
Liabilities in Excess of Other Assets - (3.04)%		(7,992,164)

TOTAL NET ASSETS - 100.00%		$262,820,757

Real Estate Securities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.64%

Consumer, Cyclical - 0.37%
Starwood Hotels & Resorts Worldwide, Inc.	68,941	$1,940,000

Financial - 98.27%
American Campus Communities, Inc., REIT	265,000	8,978,200
Avalon Bay Communities, Inc., REIT	333,074	32,781,143
BioMed Realty Trust, Inc., REIT	164,425	4,349,041
Boston Properties, Inc., REIT	215,600	20,193,096
BRE Properties, Inc., Class A, REIT	183,390	8,986,110
Camden Property Trust, REIT	143,900	6,599,254
Cogdell Spencer, Inc., REIT	86,400	1,385,856
DCT Industrial Trust, Inc., REIT	268,850	2,013,686
Digital Realty Trust, Inc., REIT	327,179	15,459,208
Douglas Emmett, Inc., REIT	394,450	9,099,961
Entertainment Properties Trust, REIT	94,944	5,195,336
Equity Lifestyle Properties, Inc., REIT	195,878	10,387,410
Equity Residential, REIT	422,184	18,749,191
Extra Space Storage, Inc., REIT	438,500	6,735,360
Federal Realty Investment Trust, REIT	301,383	25,798,385
General Growth Properties, Inc., REIT	432,994	6,538,209
Host Hotels & Resorts, Inc., REIT	1,063,794	14,137,822
Kimco Realty Corp., REIT	143,450	5,299,043
Kite Realty Group Trust, REIT	422,150	4,643,650
LaSalle Hotel Properties, REIT	90,100	2,101,132
Liberty Property Trust, REIT	360,400	13,569,060
LTC Properties, Inc., REIT	211,185	6,191,944
Maguire Properties, Inc., REIT	49,600	295,616

The accompanying notes are an integral part of the financial statements.
286

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Real Estate Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Medical Properties Trust, Inc., REIT (a)	270,300	$3,067,905
Nationwide Health Properties, Inc., REIT	273,408	9,837,220
Omega Healthcare Investors, REIT	415,950	8,177,577
Post Properties, Inc., REIT	400,950	11,214,572
ProLogis, REIT	1,026,965	42,382,846
Public Storage, Inc., REIT	259,480	25,691,115
Regency Centers Corp., REIT	338,072	22,546,022
Saul Centers, Inc., REIT	76,350	3,858,729
Senior Housing Properties Trust, REIT	484,500	11,545,635
Simon Property Group, Inc., REIT	533,579	51,757,163
SL Green Realty Corp., REIT	158,500	10,270,800
Taubman Centers, Inc., REIT	285,600	14,280,000
The Macerich Company, REIT	221,220	14,080,653
Ventas, Inc., REIT	538,245	26,600,068
Vornado Realty Trust, REIT	387,850	35,274,958

		520,072,976

TOTAL COMMON STOCKS (Cost $556,570,169)		$522,012,976

SHORT TERM INVESTMENTS - 0.56%
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	$2,934,096	$2,934,096

TOTAL SHORT TERM INVESTMENTS
(Cost $2,934,096)		$2,934,096

REPURCHASE AGREEMENTS - 0.83%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$4,389,152 on 10/01/2008,
collateralized by $3,595,000
Federal National Mortgage
Association, 6.625% due
11/15/2030 (valued at $4,480,269,
including interest)	$4,389,000	$4,389,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,389,000)		$4,389,000

Total Investments (Real Estate Securities Trust)
(Cost $563,893,265) - 100.03%		$529,336,072
Liabilities in Excess of Other Assets - (0.03)%		(139,407)

TOTAL NET ASSETS - 100.00%		$529,196,665

Real Return Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 100.74%

Treasury Inflation-Protected
Securities (d) - 100.27%
0.875% due 04/15/2010	$770,702	$757,094
1.625% due 01/15/2015	35,362,096	34,431,083
1.75% due 01/15/2028	14,775,843	12,890,771
1.875% due 07/15/2013 to 07/15/2015	193,471,558	191,968,586
2.00% due 04/15/2012 to 01/15/2026	195,908,375	189,743,761
2.375% due 04/15/2011 to 01/15/2027	150,973,243	148,666,738

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)

Treasury Inflation-Protected
Securities (d) (continued)
2.50% due 07/15/2016	$18,020,130	$18,443,891
2.625% due 07/15/2017	68,445,597	70,488,288
3.00% due 07/15/2012	4,466,259	4,648,746
3.375% due 01/15/2012 to 04/15/2032	20,626,125	22,910,744
3.50% due 01/15/2011	103,797,015	107,940,799
3.625% due 04/15/2028	66,822,699	76,877,444
3.875% due 04/15/2029	54,936,726	65,696,578
4.25% due 01/15/2010	54,226,848	55,811,302

		1,001,275,825

U.S. Treasury Bonds - 0.47%
4.75% due 02/15/2037	4,400,000	4,659,186

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,030,464,351)		$1,005,935,011

U.S. GOVERNMENT AGENCY OBLIGATIONS - 33.09%

Federal Home Loan Mortgage Corp. - 13.67%
4.50% due 05/15/2017	227,580	228,950
4.557% due 01/01/2034	255,281	253,581
5.00% due 02/16/2017	2,700,000	2,745,752
5.49% due 08/01/2036 (b)	663,849	669,065
5.50% due 04/01/2037 to 08/19/2038	97,271,908	96,820,223
5.50% TBA **	6,000,000	5,962,032
5.84% due 04/01/2036 (b)	1,282,711	1,273,997
6.00% due 06/01/2038 to 08/01/2038	10,275,097	10,410,865
6.588% due 10/01/2036 (b)	3,888,449	3,962,500
6.699% due 09/01/2036 (b)	6,603,890	6,731,160
6.74% due 07/01/2036 (b)	5,903,726	6,025,484
5.00% due 12/14/2018	1,500,000	1,403,359

		136,486,968

Federal National Mortgage
Association - 17.96%
5.50% due 11/01/2037 to 02/01/2038	1,756,349	1,751,341
4.278% due 03/01/2044 to 09/01/2044	3,102,645	3,095,606
4.278% due 10/01/2044 (b)	125,981	125,696
4.40% due 07/01/2035	2,277,936	2,271,589
4.655% due 01/01/2035	371,810	374,255
5.00% due 05/01/2036 to 06/01/2036	8,146,823	7,943,225
5.00% TBA **	5,600,000	5,449,436
5.50% due 10/01/2036 to 01/01/2038	56,054,304	55,894,520
5.581% due 02/01/2036 (b)	2,012,738	1,997,095
6.00% due 04/01/2021 to 05/01/2038	42,425,919	43,038,392
6.00% TBA **	25,000,000	25,320,300
6.50% due 02/01/2029 to 12/01/2037	7,279,147	7,477,402
6.50% TBA **	24,000,000	24,596,251

		179,335,108

Government National Mortgage
Association - 1.46%
6.00% due 10/15/2028 to 07/15/2037	2,186,250	2,222,730
6.00% TBA **	12,200,000	12,379,194

		14,601,924

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $327,331,332)		$330,424,000

The accompanying notes are an integral part of the financial statements.
287

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS - 3.13%

Japan - 3.13%
Government of Japan
0.80% due 12/10/2015	JPY	645,120,000	$5,699,354
1.10% due 12/10/2016		1,090,330,000	9,754,586
1.20% due 06/10/2017		1,027,000,000	9,192,835
1.20% due 12/10/2017		367,410,000	3,280,107
1.40% due 06/10/2018		365,520,000	3,309,631

			31,236,513

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $30,522,145)			$31,236,513

CORPORATE BONDS - 32.98%
Basic Materials - 1.35%
Alcoa, Inc.
6.00% due 07/15/2013		$2,000,000	1,962,422
6.75% due 07/15/2018		4,000,000	3,839,396
Falconbridge, Ltd.
5.375% due 06/01/2015		3,900,000	3,481,584
7.35% due 06/05/2012		1,300,000	1,337,713
Weyerhaeuser Company
4.1975% due 09/24/2009 (b)		2,900,000	2,868,921

			13,490,036

Communications - 0.85%
AT&T, Inc.
5.60% due 05/15/2018		2,500,000	2,237,600
EchoStar DBS Corp.
7.00% due 10/01/2013		3,800,000	3,277,500
Omnicom Group, Inc.
5.90% due 04/15/2016		1,250,000	1,231,287
Qwest Capital Funding, Inc.
7.00% due 08/03/2009		1,000,000	982,500
Telecom Italia Capital SA
6.999% due 06/04/2018		800,000	718,120

			8,447,007

Consumer, Cyclical - 2.15%
Autozone, Inc.
5.875% due 10/15/2012		3,600,000	3,536,132
DaimlerChrysler N.A. Holding Corp., MTN
3.1381% due 03/13/2009 (b)		5,100,000	5,081,263
Federated Retail Holdings, Inc.
5.90% due 12/01/2016		1,000,000	824,342
Home Depot, Inc.
5.40% due 03/01/2016		1,250,000	1,062,897
Macy's Retail Holdings, Inc.
7.45% due 07/15/2017		1,000,000	905,376
Marriott International, Inc.
6.375% due 06/15/2017		5,000,000	4,508,495
Nordstrom, Inc.
6.25% due 01/15/2018		1,000,000	931,227
Starwood Hotels & Resorts Worldwide, Inc.
6.75% due 05/15/2018		1,000,000	893,994
Target Corp.
6.00% due 01/15/2018		1,000,000	946,784
Yum! Brands, Inc.
6.25% due 03/15/2018		3,000,000	2,781,699

			21,472,209

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Consumer, Non-cyclical - 2.86%
Amgen, Inc.
6.15% due 06/01/2018		$800,000	$781,164
Baxter International, Inc.
5.375% due 06/01/2018		1,100,000	1,051,586
Cardinal Health, Inc.
6.00% due 06/15/2017		1,500,000	1,405,152
GlaxoSmithKline Capital, Inc.
5.65% due 05/15/2018		6,200,000	5,886,416
Kraft Foods, Inc.
6.00% due 02/11/2013		1,100,000	1,093,263
6.125% due 02/01/2018		1,000,000	936,777
Philip Morris International, Inc.
5.65% due 05/16/2018		15,000,000	13,865,010
Pylon, Ltd., Class B
8.86% due 12/29/2008 (b)(g)	EUR	1,000,000	1,395,834
UnitedHealth Group, Inc.
4.875% due 02/15/2013		$200,000	191,159
UST, Inc.
6.625% due 07/15/2012		1,900,000	1,985,171

			28,591,532

Energy - 1.47%
Duke Capital LLC
5.668% due 08/15/2014		1,300,000	1,242,491
Gaz Capital SA
7.343% due 04/11/2013 (g)		400,000	362,000
8.146% due 04/11/2018 (g)		500,000	437,500
NGPL PipeCo LLC
6.514% due 12/15/2012 (g)		12,200,000	12,219,764
Suncor Energy, Inc.
6.10% due 06/01/2018		500,000	456,437

			14,718,192

Financial - 23.33%
Ace INA Holdings, Inc.
5.80% due 03/15/2018		1,200,000	1,093,310
Allstate Life Global Funding Trusts, MTN
5.375% due 04/30/2013		3,100,000	2,992,566
American Express Bank FSB
5.50% due 04/16/2013		1,100,000	1,006,749
American Express Bank FSB, BKNT
6.00% due 09/13/2017		2,700,000	2,254,927
American Express Centurion Bank, BKNT
6.00% due 09/13/2017		2,600,000	2,175,685
American Express Company
7.00% due 03/19/2018		1,890,000	1,668,072
8.15% due 03/19/2038		540,000	482,989
American International Group, Inc.
8.175% due 05/15/2058 (g)		1,800,000	288,349
8.25% due 08/15/2018 (g)		1,100,000	639,070
American International Group, Inc., MTN
5.85% due 01/16/2018		4,100,000	2,057,983
American International Group, Inc., Series 1
2.895% due 10/18/2011 (b)		1,400,000	830,980
ANZ National International, Ltd.
6.20% due 07/19/2013 (g)		2,400,000	2,382,504
Bank of America Corp.
2.9181% due 11/06/2009 (b)		700,000	684,400
Bank of America Corp., Series J, MTN
2.9569% due 02/17/2009 (b)		2,100,000	2,095,239

The accompanying notes are an integral part of the financial statements.
288

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Bank of America NA, BKNT
2.8763% due 12/18/2008 (b)		$700,000	$698,517
Bank of Ireland, MTN
2.9263% due 12/18/2009 (b)		900,000	891,356
3.0725% due 12/19/2008 (b)		6,400,000	6,389,632
Barclays Bank PLC
5.45% due 09/12/2012		7,300,000	7,279,107
6.05% due 12/04/2017 (g)		7,500,000	6,975,502
7.434% due 09/29/2049 (b)(g)		700,000	570,020
Bear Stearns Companies, Inc.
6.40% due 10/02/2017		4,200,000	3,922,367
6.95% due 08/10/2012		3,000,000	3,030,372
7.25% due 02/01/2018		1,800,000	1,732,275
Berkshire Hathaway Finance Corp.
5.40% due 05/15/2018 (g)		15,500,000	15,015,036
C10 Capital SPV, Ltd.
6.722% due 12/01/2049 (b)(g)		400,000	370,192
Charter One Bank NA, BKNT
2.845% due 04/24/2009 (b)		5,900,000	5,887,144
Citigroup Capital XXI
8.30% due 12/21/2057 (b)		1,300,000	968,579
Citigroup Funding, Inc., MTN
3.19% due 04/23/2009 (b)		5,300,000	5,211,930
Citigroup, Inc.
2.8306% due 12/28/2009 (b)		4,900,000	4,741,671
2.8363% due 01/30/2009 (b)		700,000	692,604
2.8481% due 12/26/2008 (b)		1,000,000	993,012
5.50% due 04/11/2013		1,600,000	1,396,578
Commonwealth Bank of Australia
2.5269% due 06/08/2009 (b)(g)		300,000	299,928
Credit Agricole SA
2.8094% due 05/28/2009 (b)(g)		5,500,000	5,476,933
DnB NORBank ASA
2.8581% due 10/13/2009 (b)(g)		900,000	898,554
Everest Reinsurance Holdings, Inc.
5.40% due 10/15/2014		1,000,000	898,969
Ford Motor Credit Company LLC
7.25% due 10/25/2011		2,150,000	1,367,170
7.80% due 06/01/2012		150,000	93,139
Foundation Re II, Ltd.
9.5569% due 11/26/2010 (b)(g)		700,000	692,132
General Electric Capital Corp.
5.50% due 09/15/2067 (b)(g)	EUR	5,400,000	4,593,962
6.375% due 11/15/2067 (b)		$1,500,000	1,213,758
General Electric Capital Corp., MTN
2.795% due 10/24/2008 (b)		700,000	699,425
2.8588% due 12/12/2008 (b)		600,000	598,140
Genworth Financial, Inc., MTN
6.515% due 05/22/2018		1,800,000	1,478,187
Goldman Sachs Group, Inc.
3.1006% due 06/28/2010 (b)		3,500,000	3,122,308
5.95% due 01/18/2018		2,000,000	1,649,928
6.75% due 10/01/2037		6,400,000	4,272,576
Goldman Sachs Group, Inc., MTN
3.25% due 12/23/2008 (b)		4,800,000	4,730,035
Goldman Sachs Group, Inc., Series B, MTN
3.2938% due 12/22/2008 (b)		4,800,000	4,731,528
Green Valley, Ltd.
8.562% due 01/10/2011 (b)(g)	EUR	500,000	698,691

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Hartford Financial Services Group, Inc., MTN
6.00% due 01/15/2019		$15,500,000	$13,559,586
HCP, Inc., MTN
6.70% due 01/30/2018		1,000,000	838,748
HSBC Finance Corp.
2.8463% due 10/21/2009 (b)		1,600,000	1,517,949
International Lease Finance Corp., MTN
6.625% due 11/15/2013		800,000	490,418
JP Morgan Chase & Company, Series 1
2.5219% due 06/26/2009 (b)		500,000	498,703
Lehman Brothers Holdings, Inc.
6.20% due 09/26/2014 ^		200,000	25,000
7.00% due 09/27/2027 ^		500,000	62,500
Lehman Brothers Holdings, Inc., MTN
5.3744% due 11/24/2008 ^ (b)		300,000	37,500
5.415% due 12/23/2008 ^ (b)		4,800,000	600,000
6.875% due 05/02/2018 ^		1,500,000	187,500
Liberty Mutual Group, Inc.
5.75% due 03/15/2014 (g)		900,000	803,957
Longpoint Re, Ltd.
8.0638% due 05/08/2010 (b)(g)		1,000,000	1,017,600
Marsh & McLennan Companies, Inc.
5.75% due 09/15/2015		3,000,000	2,812,170
Merna Reinsurance, Ltd., Series A
4.4119% due 07/07/2010 (b)		4,200,000	3,985,380
Merrill Lynch & Company, Inc.
6.40% due 08/28/2017		2,700,000	2,335,287
Merrill Lynch & Company, Inc., MTN
2.8394% due 10/23/2008 (b)		2,000,000	1,998,760
6.875% due 04/25/2018		600,000	530,850
Merrill Lynch & Company, Inc., Series 1
3.2338% due 12/22/2008 (b)		4,800,000	4,641,605
Metropolitan Life Global Funding I
3.1631% due 04/13/2009 (b)(g)		4,600,000	4,595,846
Morgan Stanley, EMTN
3.0306% due 01/22/2009 (b)		200,000	192,633
Morgan Stanley, MTN
3.2275% due 11/21/2008 (b)		900,000	887,983
Mystic Re, Ltd.
11.8106% due 12/05/2008 (b)(g)		600,000	600,000
12.8106% due 06/07/2011 (b)(g)		1,700,000	1,729,263
National Australia Bank, Ltd.
3.2525% due 02/08/2010 (b)(g)		9,300,000	9,288,998
5.35% due 06/12/2013 (g)		2,100,000	2,017,701
Nordea Bank Finland PLC, Series YCD
2.4481% due 12/01/2008 (b)		5,600,000	5,598,846
2.4488% due 04/09/2009		5,200,000	5,196,729
Pacific Life Global Funding
5.15% due 04/15/2013 (g)		700,000	699,210
Pearson Dollar Finance PLC
5.70% due 06/01/2014 (g)		2,500,000	2,414,860
ProLogis
6.625% due 05/15/2018		1,300,000	1,116,526
Pylon, Ltd., Series A
6.469% due 12/18/2008 (b)	EUR	600,000	839,781
Rabobank Nederland
2.8106% due 01/15/2009 (b)(g)		$500,000	499,635
Residential Reinsurance 2007, Ltd., Series CL1
10.0606% due 06/07/2010 (b)(g)		2,700,000	2,752,279

The accompanying notes are an integral part of the financial statements.
289

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Rockies Express Pipeline LLC
5.10% due 08/20/2009 (b)(g)		$5,900,000	$5,894,572
Royal Bank of Scotland Group PLC
7.0916% due 10/29/2049	EUR	500,000	453,593
Santander Perpetual SA Unipersonal
6.671% due 10/29/2049 (b)(g)		$3,100,000	2,889,650
Santander US Debt SA Unipersonal
2.8738% due 11/20/2009 (b)(g)		4,700,000	4,654,861
Simon Property Group LP
5.75% due 12/01/2015		600,000	567,046
6.125% due 05/30/2018		2,500,000	2,214,503
Skandinaviska Enskilda Banken AB, Series YCD
2.7938% due 02/13/2009 (b)		900,000	898,601
TransCapitalInvest, Ltd. for OJSC AK Transneft
7.70% due 08/07/2013 (g)		1,700,000	1,553,826
Travelers Companies, Inc.
5.80% due 05/15/2018		1,200,000	1,099,835
UBS AG/Stamford Branch, MTN
5.75% due 04/25/2018		4,100,000	3,565,975
UBS AG/Stamford Branch, Series DPNT
5.875% due 12/20/2017		1,200,000	1,065,508
Unicredit Luxembourg Finance SA
2.8463% due 10/24/2008 (b)(g)		1,300,000	1,298,976
Vita Capita II, Ltd.
3.6913% due 01/01/2010 (b)(g)		300,000	293,580
Vita Capital III, Ltd., Series B-II
3.9113% due 01/01/2012 (b)(g)		600,000	572,418
Wachovia Bank NA, BKNT
2.8106% due 02/23/2009 (b)		2,400,000	2,281,351
2.8806% due 12/02/2010 (b)		1,700,000	1,279,716
Wachovia Corp.
5.75% due 06/15/2017		2,000,000	1,500,936
Wells Fargo & Company
4.375% due 01/31/2013		1,400,000	1,286,911
World Savings Bank FSB, BKNT
2.8425% due 05/08/2009 (b)		300,000	298,402

			232,978,143

Government - 0.12%
Export-Import Bank of Korea, Series 97
3.0112% due 10/04/2011 (b)(g)		1,200,000	1,203,005

Industrial - 0.30%
Black & Decker Corp.
4.75% due 11/01/2014		1,000,000	914,954
Masco Corp.
6.125% due 10/03/2016		1,200,000	1,042,657
Rexam PLC
6.75% due 06/01/2013 (g)		1,000,000	997,280

			2,954,891

Technology - 0.18%
Oracle Corp.
5.75% due 04/15/2018		1,900,000	1,764,160

Utilities - 0.37%
American Electric Power Company, Inc.
5.25% due 06/01/2015		600,000	550,029
FirstEnergy Corp.
6.45% due 11/15/2011		1,000,000	1,004,770

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Utilities (continued)
Nisource Finance Corp.
3.3806% due 11/23/2009 (b)	$400,000	$389,787
Public Service Electric & Gas Company, MTN
5.30% due 05/01/2018	900,000	840,563
Sempra Energy
6.15% due 06/15/2018	1,000,000	922,549

		3,707,698

TOTAL CORPORATE BONDS (Cost $361,534,604)		$329,326,873

MUNICIPAL BONDS - 1.03%

California - 0.30%
California County California Tobacco Securitization
Agency, Tobacco Settlement Asset-Backed
Bonds (Fresno County Tobacco Funding Corp.)
5.625% due 06/01/2023	70,000	65,736
Golden State Tobacco Securitization Corp.,
California Tobacco Settlement Revenue, Series
A-1
5.75% due 06/01/2047	100,000	74,598
Los Angeles Department of Water & Power
5.00% due 07/01/2037	3,100,000	2,819,047

		2,959,381

New York - 0.09%
New York City Municipal Water Finance Authority,
Water & Sewer Revenue, Series A
5.00% due 06/15/2038	800,000	737,336
New York City Municipal Water Finance Authority,
Water & Sewer Revenue, Series D
4.75% due 06/15/2038	200,000	175,510

		912,846

Ohio - 0.08%
Buckeye Tobacco Settlement Financing Authority
6.00% due 06/01/2042	1,000,000	777,070

Rhode Island - 0.05%
Tobacco Settlement Financing Corp., Tobacco
Settlement Asset-Backed Bonds, Series A
6.00% due 06/01/2023	585,000	548,619

Texas - 0.41%
Texas State
Transportation Community-Mobility Fund
4.75% due 04/01/2037	4,600,000	4,058,304

West Virginia - 0.10%
Tobacco Settlement Finance Authority of West
Virginia, Tobacco Settlement Funded
7.467% due 06/01/2047	1,180,000	1,039,733

TOTAL MUNICIPAL BONDS (Cost $11,753,688)		$10,295,953

COLLATERALIZED MORTGAGE
OBLIGATIONS - 15.63%
Small Business Administration Participation
Certificates, Series 2007-20K, Class 1
5.51% due 11/01/2027 (b)	5,002,723	5,005,183
Small Business Administration, Series 2008-P10A,
Class 1
9.02% due 02/10/2018	990,059	992,369

The accompanying notes are an integral part of the financial statements.
290

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
American Home Mortgage Investment Trust, Series
2005-2, Class 5A2
3.3569% due 09/25/2035 (b)	$2,747	$2,747
Banc of America Commercial Mortgage, Inc.,
Series 2006-5, Class A4
5.414% due 09/10/2047	600,000	527,271
Banc of America Funding Corp., Series 2006-A,
Class 1A1
4.625% due 02/20/2036 (b)	1,820,062	1,615,716
Banc of America Funding Corp., Series 2006-J,
Class 4A1
6.1289% due 01/20/2047 (b)	1,380,114	933,119
Banc of America Large Loan, Inc., Series
2007-BMB1, Class A1
2.9975% due 08/15/2029 (b)(g)	6,240,505	5,625,184
Bank of America Mortgage Securities, Inc., Series
2004-1, Class 5A1
6.50% due 02/25/2033	141,929	134,167
BCAP LLC Trust, Series 2006-AA2, Class A1
3.3769% due 01/25/2037 (b)	1,144,752	704,012
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-3, Class 3A2
4.4857% due 05/25/2033 (b)	291,370	277,124
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-10, Class 21A1
4.8571% due 01/25/2035 (b)	7,652,758	6,984,199
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A1
4.125% due 03/25/2035 (b)	2,283,238	2,120,820
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A2
4.125% due 03/25/2035 (b)	1,063,414	1,017,517
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-5, Class A1
4.15% due 08/25/2035 (b)	673,046	633,868
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-5, Class A2
4.55% due 08/25/2035 (b)	1,165,514	1,112,917
Bear Stearns Alt-A Trust, Series 2005-10, Class
24A1
5.8586% due 01/25/2036 (b)	4,558,209	3,385,545
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1
5.5045% due 09/25/2036 (b)	5,622,837	4,526,339
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1
2.6319% due 02/25/2034 (b)	2,541,156	1,554,089
Bear Stearns Commercial Mortgage Securities,
Series 1998-C1, Class A2
6.44% due 06/16/2030	21,877	21,821
Bear Stearns Structured Products, Inc., Series
2007-R6, Class 1A1
4.6389% due 01/26/2036 (b)	4,783,930	3,806,919
Bear Stearns Structured Products, Inc., Series
2007-R6, Class 2A1
5.7716% due 12/25/2046 (b)	4,917,568	3,911,858
Citigroup Mortgage Loan Trust, Inc., Series
2005-11, Class 1A1
4.90% due 12/25/2035 (b)	107,178	102,035
Citigroup Mortgage Loan Trust, Inc., Series
2005-11, Class A2A
4.70% due 12/25/2035	2,365,812	2,197,990

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A1
4.7475% due 08/25/2035 (b)	$831,177	$789,809
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A2
4.2475% due 08/25/2035 (b)	917,303	873,673
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A3
4.0975% due 08/25/2035 (b)	157,722	141,970
Countrywide Alternative Loan Trust, Series
2006-OA12, Class A1A
3.2675% due 09/20/2046 (b)	155,768	153,022
Countrywide Alternative Loan Trust, Series
2006-OA19, Class A1
3.3675% due 02/20/2047 (b)	918,997	559,810
Countrywide Alternative Loan Trust, Series
2007-OA7, Class A1A
3.3869% due 05/25/2047 (b)	324,295	196,944
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2003-HYB3, Class 7A1
3.7806% due 11/19/2033 (b)	137,846	129,717
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-HYB5, Class 2A1
4.8222% due 04/20/2035 (b)	1,310,976	1,190,424
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2005-R2, Class 1AF1
3.5468% due 06/25/2035 (b)(g)	416,299	349,104
Countrywide Home Loans, Series 2005-3, Class 1A2
2.7619% due 04/25/2035 (b)	1,173,262	742,040
Credit Suisse Mortgage Capital Certificates, Series
2007-C3, Class A4
5.9125% due 06/15/2039 (b)	910,000	778,760
CS First Boston Mortgage Securities Corp., Series
2005-C6, Class A1
4.938% due 12/15/2040	383,798	379,150
Deutsche ALT-A Securities, Inc., Alternate Loan
Trust, Series 2006-AB4, Class A1B1
2.5719% due 10/25/2036 (b)	357,159	350,513
Deutsche ALT-A Securities, Inc., Alternate Loan
Trust, Series 2006-AR6, Class A1
2.5519% due 01/25/2037 (b)	880,177	831,654
Federal Home Loan Mortgage Corp., REMIC,
Series 2002-2504, Class J
5.50% due 05/15/2016	4,195,909	4,245,720
Federal Home Loan Mortgage Corp., REMIC,
Series 2007-3336, Class GA
5.00% due 05/15/2027	4,666,760	4,771,145
Federal Home Loan Mortgage Corp., REMIC,
Series 2007-3346, Class FA
2.6969% due 02/15/2019 (b)	17,978,504	17,466,282
Federal Home Loan Mortgage Corp., Series
2003-2608, Class FJ
2.8875% due 03/15/2017 (b)	698,648	686,253
Federal Home Loan Mortgage Corp., Series
2006-3253, Class A
5.00% due 08/15/2020	3,475,798	3,515,801
Federal Home Loan Mortgage Corp., Series
2007-3266, Class C
5.00% due 02/15/2020	3,492,619	3,531,363

The accompanying notes are an integral part of the financial statements.
291

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Series
2007-3335, Class AF
2.6169% due 10/15/2020 (b)	$8,609,778	$8,453,560
Federal Home Loan Mortgage Corp., Series
2007-3335, Class BF
2.6169% due 07/15/2019 (b)	8,492,467	8,347,765
Federal Home Loan Mortgage Corp., Series 2638,
Class FA
2.8875% due 11/15/2016 (b)	620,237	618,205
Federal Home Loan Mortgage Corp., Series 2672,
Class TN
4.00% due 03/15/2023	59,860	59,724
Federal Home Loan Mortgage Corp., Series 2752,
Class FM
2.8375% due 12/15/2030 (b)	228,609	225,505
Federal Home Loan Mortgage Corp., Series 2905,
Class UY
4.00% due 10/15/2023	229,004	229,719
Federal Home Loan Mortgage Corp., Series T-63,
Class 1A1
4.4901% due 02/25/2045 (b)	1,567,894	1,423,850
Federal Home Loan Mortgage Corp., Structured
Pass Through Securities, Series T-62, Class
1A1
4.2776% due 10/25/2044 (b)	49,339	47,585
Federal National Mortgage Association Whole
Loan, Series 2003-W8, Class 3F2
2.8219% due 05/25/2042 (b)	162,938	159,812
Federal National Mortgage Association Whole
Loan, Series 2004-W9, Class 1A2
5.95% due 02/25/2044	463,011	456,879
Federal National Mortgage Association, REMIC,
Series 2007-73, Class A1
3.2669% due 07/25/2037 (b)	4,974,976	4,565,977
Federal National Mortgage Association, Series
2004-63, Class FA
2.6219% due 08/25/2034 (b)	186,767	181,082
Federal National Mortgage Association, Series
2006-118, Class A2
3.2669% due 12/25/2036 (b)	328,279	315,831
Federal National Mortgage Association, Series
2006-5, Class 3A2
4.6669% due 02/25/2036 (b)	1,722,518	1,742,925
First Horizon Alternative Mortgage Securities,
Series 2004-AA1, Class A1
4.7401% due 06/25/2034 (b)	556,184	461,910
First Horizon Asset Securities, Inc., Series
2005-AR3, Class 2A1
5.357% due 08/25/2035 (b)	979,475	845,854
Greenpoint Mortgage Funding Trust, Series
2005-AR1, Class A2
3.4269% due 06/25/2045 (b)	606,541	474,732
Greenpoint Mortgage Funding Trust, Series
2006-AR6, Class A1A
2.5519% due 10/25/2046 (b)	375,315	322,481
Greenpoint Mortgage Funding Trust, Series
2006-AR8, Class 1A1A
2.5519% due 01/25/2047 (b)	613,951	583,146
Harborview Mortgage Loan Trust, Series 2005-2,
Class 2A1A
3.25% due 05/19/2035 (b)	152,511	98,324

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Harborview Mortgage Loan Trust, Series 2006-1,
Class 2A1A
3.27% due 03/19/2037 (b)	$622,755	$382,751
Harborview Mortgage Loan Trust, Series 2006-12,
Class 2A11
3.12% due 01/19/2038 (b)	180,026	165,728
HSI Asset Securitization Corp. Trust, Series
2007-WF1, Class 2A1
3.2669% due 05/25/2037 (b)	1,465,480	1,309,086
Impac Secured Assets Corp., Series 2006-4, Class
A2A
3.2868% due 01/25/2037 (b)	151,471	142,852
Indymac Index Mortgage Loan Trust, Series
2004-AR11, Class 2A
5.0483% due 12/25/2034 (b)	569,960	464,653
Indymac Index Mortgage Loan Trust, Series
2006-AR14, Class 1A1A
2.5619% due 11/25/2046 (b)	479,497	450,461
JP Morgan Mortgage Trust, Series 2007-A1, Class
3A3
5.0026% due 07/25/2035 (b)	1,602,018	1,475,512
JPMorgan Mortgage Trust, Series 2005-A1, Class
6T1
5.0228% due 02/25/2035 (b)	3,600,296	3,133,205
Lehman XS Trust, Series 2006-16N, Class A1A
2.5519% due 11/25/2046 ^ (b)	516,894	493,855
Lehman XS Trust, Series 2006-4N, Class A1A
3.2868% due 04/25/2046 (b)	78,542	77,870
Master Adjustable Rate Mortgages Trust, Series
2004-13, Class 3A7
3.7876% due 11/21/2034 (b)	500,000	405,242
Mellon Residential Funding Corp., Series
2000-TBC3, Class A1
2.9275% due 12/15/2030 (b)	503,108	467,206
Mellon Residential Funding Corp., Series
2001-TBC1, Class A1
2.8375% due 11/15/2031 (b)	635,296	575,077
Merrill Lynch Floating Trust, Series 2006-1, Class A1
2.5575% due 06/15/2022 (b)(g)	168,198	152,849
Merrill Lynch Mortgage Investors, Inc., Series
2005-2, Class 1A
4.3525% due 10/25/2035 (b)	4,893,284	4,565,702
Merrill Lynch Mortgage Investors, Inc., Series
2005-2, Class 2A
4.25% due 10/25/2035 (b)	2,655,968	2,372,703
Merrill Lynch Mortgage Investors, Inc., Series
2005-2, Class 3A
3.4719% due 10/25/2035 (b)	611,856	555,948
Merrill Lynch Mortgage Investors, Inc., Series
2005-3, Class 4A
3.4569% due 11/25/2035 (b)	528,808	478,477
Merrill Lynch Mortgage Investors, Inc., Series
2005-3, Class 5A
3.4569% due 11/25/2035 (b)	554,655	482,274
Merrill Lynch Mortgage Investors, Inc., Series
2005-A10, Class A
2.6819% due 02/25/2036 (b)	2,484,748	2,015,502
Residential Accredit Loans, Inc., Series 2005-QO1,
Class A1
3.5069% due 08/25/2035 (b)	261,779	161,224

The accompanying notes are an integral part of the financial statements.
292

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Residential Asset Securitization Trust, Series
2006-A8, Class 2A4
6.50% due 08/25/2036	$1,000,000	$549,625
Securitized Asset Sales, Inc., Series 1993-6, Class
A5
6.7552% due 11/26/2023 (b)	7,791	7,777
Sequoia Mortgage Trust, Series 5, Class A
3.38% due 10/19/2026 (b)	210,302	191,798
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A2
4.58% due 02/25/2034 (b)	366,087	329,859
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-19, Class 2A1
4.065% due 01/25/2035 (b)	182,517	73,011
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-17, Class 3A1
5.5374% due 08/25/2035 (b)	492,515	397,810
Structured Asset Mortgage Investments, Inc.,
Series 2004-AR5, Class 1A1
3.36% due 10/19/2034 (b)	206,725	148,175
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A1
3.28% due 07/19/2035 (b)	398,709	247,979
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A2
3.28% due 07/19/2035 (b)	854,832	777,988
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A3
3.28% due 07/19/2035 (b)	1,675,448	1,387,668
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR4, Class 2A1
3.3969% due 06/25/2036 (b)	152,241	93,002
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR7, Class A8
3.2769% due 08/25/2036 (b)	248,954	242,524
Structured Asset Mortgage Investments, Inc.,
Series 2007-AR3, Class 1A1
3.3069% due 09/25/2036 (b)	961,721	917,379
Structured Asset Securities Corp., Series
2006-NC1, Class A6
3.2569% due 05/25/2036 (b)	28,618	27,085
TBW Mortgage Backed Pass Through Certificates,
Series 2006-4, Class A1B
3.3069% due 09/25/2036 (b)	27,583	26,494
TBW Mortgage Backed Pass Through Certificates,
Series 2006-6, Class A1
2.5819% due 01/25/2037 (b)	454,151	430,919
Thornburg Mortgage Securities Trust, Series
2006-2, Class A2A
3.3169% due 04/30/2036 (b)	77,410	74,787
Thornburg Mortgage Securities Trust, Series
2006-5, Class A1
2.5919% due 08/25/2036 (b)	1,305,531	1,223,001
Thornburg Mortgage Securities Trust, Series
2006-6, Class A1
2.5819% due 11/25/2011 (b)	2,974,058	2,851,601
Thornburg Mortgage Securities Trust, Series
2007-2, Class A2A
2.6019% due 06/25/2037 (b)	3,098,668	2,903,881

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
WaMu Mortgage Pass-Through Certificates, Series
2002-AR17, Class 1A
4.279% due 11/25/2042 (b)	$53,649	$47,779
WaMu Mortgage Pass-Through Certificates, Series
2005-AR15, Class A1A1
3.4669% due 11/25/2045 (b)	259,248	163,961
WaMu Mortgage Pass-Through Certificates, Series
2006-AR17, Class 1A1A
3.665% due 12/25/2046 (b)	213,537	129,035
WaMu Mortgage Pass-Through Certificates, Series
2006-AR3, Class A1A
3.855% due 02/25/2046 (b)	1,512,487	906,811
Washington Mutual Mortgage Pass Through
Certificates, Series 2006-AR9, Class 1A
4.079% due 08/25/2046 (b)	2,591,178	1,476,372
Washington Mutual, Inc., Series 2005-AR11, Class
A1B1
3.4969% due 08/25/2045 (b)	4,846	4,781
Washington Mutual, Inc., Series 2006-AR15, Class
2A
4.579% due 11/25/2046 (b)	233,946	157,476
Washington Mutual, Inc., Series 2006-AR7, Class
3A
4.329% due 07/25/2046 (b)	1,070,852	795,429
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-K, Class 2A5
4.7294% due 07/25/2034 (b)	409,614	393,371
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S, Class A1
3.6206% due 09/25/2034 (b)	331,367	292,447

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $171,667,972)		$156,088,831

ASSET BACKED SECURITIES - 8.04%
ACE Securities Corp., Series 2006-CW1, Class A2A
3.2569% due 07/25/2036 (b)	92,281	91,060
ACE Securities Corp., Series 2006-NC3, Class A2A
3.2569% due 12/25/2036 (b)	195,602	184,155
American Express Credit Account Master Trust,
Series 2008-3, Class A
3.4375% due 08/15/2012 (b)	7,900,000	7,837,480
Argent Securities, Inc., Series 2006-M3, Class A2A
3.2569% due 10/25/2036 (b)	297,376	290,801
Asset Backed Funding Certificates, Series
2004-OPT5, Class A1
3.5569% due 06/25/2034 (b)	655,821	535,322
Asset Backed Funding Certificates, Series
2006-OPT3, Class A3A
3.2669% due 11/25/2036 (b)	63,481	61,047
Asset Backed Securities Corp. Home Equity,
Series 2006-HE7, Class A2
3.2569% due 11/25/2036 (b)	33,489	33,234
BA Credit Card Trust, Series 2008-A5, Class A5
3.6875% due 12/16/2013 (b)	9,500,000	9,331,473
Bear Stearns Asset Backed Securities Trust,
Series 2007-HE7, Class 1A1
4.2069% due 08/25/2037 (b)	5,242,986	4,269,547
Bear Stearns Asset Backed Securities, Inc., Series
2002-2, Class A1
3.8669% due 10/25/2032 (b)	34,348	30,159

The accompanying notes are an integral part of the financial statements.
293

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Bear Stearns Asset Backed Securities, Inc., Series
2005-4, Class A
3.5369% due 01/25/2036 (b)	$39,981	$37,685
Bear Stearns Asset Backed Securities, Inc., Series
2006-AQ1, Class 2A1
3.2869% due 10/25/2036 (b)	550,320	528,377
Bear Stearns Asset Backed Securities, Inc., Series
2006-HE10, Class 21A1
3.2769% due 12/25/2036 (b)	1,075,594	992,486
Bear Stearns Asset Backed Securities, Inc., Series
2006-HE9, Class 1A1
3.2569% due 09/25/2036 (b)	40,043	37,940
Bravo Mortgage Asset Trust, Series 2006-1A,
Class A1
2.6019% due 07/25/2036 (b)(g)	198,561	195,088
Chase Credit Card Master Trust, Series 2003-6,
Class A
2.5975% due 02/15/2011 (b)	900,000	899,334
Citigroup Commercial Mortgage Trust, Series
2006-FL2, Class A1
2.5575% due 10/01/2036 (b)(g)	6,574	6,207
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH4, Class A1
3.2569% due 11/25/2036 (b)	32,921	32,653
Citigroup Mortgage Loan Trust, Inc., Series
2007-AMC2, Class A3A
2.5519% due 01/25/2037 (b)	2,030,304	1,832,069
Countrywide Asset-Backed Certificates, Series
2006-11, Class 3AV1
2.5319% due 09/25/2046 (b)	67,125	66,767
Countrywide Asset-Backed Certificates, Series
2006-13, Class 3AV1
2.5219% due 01/25/2037 (b)	28,393	28,303
Countrywide Asset-Backed Certificates, Series
2006-15, Class A1
2.5819% due 10/25/2046 (b)	322,579	312,677
Countrywide Asset-Backed Certificates, Series
2006-18, Class 2A1
3.2569% due 03/25/2037 (b)	217,186	209,429
Countrywide Asset-Backed Certificates, Series
2006-21, Class 2A1
2.5219% due 05/25/2037 (b)	132,411	126,999
Countrywide Asset-Backed Certificates, Series
2006-22, Class 2A1
3.2569% due 12/25/2036 (b)	202,755	195,141
Countrywide Asset-Backed Certificates, Series
2006-23, Class 2A1
3.2569% due 11/25/2037 (b)	2,122,037	2,064,762
Countrywide Asset-Backed Certificates, Series
2006-8, Class 2A1
3.2369% due 01/25/2046 (b)	129,435	128,322
Credit-Based Asset Servicing and Securitization
LLC, Series 2007-CB6, Class A1
3.3269% due 07/25/2037 (b)(g)	1,005,583	937,545
Equity One ABS, Inc., Series 2004-1, Class AV2
2.7719% due 04/25/2034 (b)	88,483	59,938
Federal Home Loan Mortgage Corp. Structured
Pass Through Securities, Series T-32, Class A1
2.7319% due 08/25/2031 (b)	100,269	87,892

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2006-FF15, Class A3
3.2569% due 11/25/2036 (b)	$977,418	$919,247
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2006-FF16, Class 2A1
3.2569% due 12/25/2036 (b)	86,542	84,091
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2006-FF18, Class A2A
3.2768% due 12/25/2037 (b)	1,899,106	1,832,997
First NLC Trust, Series 2007-1, Class A1
3.2769% due 08/25/2037 (b)(g)	3,910,080	3,646,150
Fremont Home Loan Trust, Series 2006-C, Class
2A1
3.2569% due 10/25/2036 (b)	74,217	70,934
Fremont Home Loan Trust, Series 2006-E, Class
2A1
3.2669% due 01/25/2037	277,685	261,342
GE Capital Commercial Mortgage Corp., Series
2002-3A, Class A1
4.229% due 12/10/2037 (b)	2,707,153	2,645,161
GSAMP Trust, Series 2004-SEA2, Class A2A
3.4969% due 03/25/2034 (b)	77,754	76,567
GSAMP Trust, Series 2006-HE7, Class A2A
3.2469% due 10/25/2036 (b)	101,386	98,986
GSAMP Trust, Series 2006-S6, Class A1A
3.2769% due 10/25/2036 (b)	16,227	15,209
GSR Mortgage Loan Trust, Series 2005-HEL1,
Class A2A
3.3069% due 11/25/2030 (b)	9,835	9,660
HSI Asset Securitization Corp. Trust, Series
2006-HE1, Class 2A1
3.2569% due 10/25/2036 (b)	98,858	90,992
HSI Asset Securitization Corp. Trust, Series
2006-HE2, Class 2A1
2.5219% due 12/25/2036 (b)	2,323,970	2,157,752
HSI Asset Securitization Corp. Trust, Series
2007-OPT1, Class 2A1
3.2569% due 12/25/2036 (b)	1,094,932	1,043,826
Indymac Residential Asset Backed Trust, Series
2006-D, Class 2A1
3.2569% due 11/25/2036 (b)	74,771	73,782
JP Morgan Mortgage Acquisition Corp., Series
2006-CH2, Class AV2
3.2569% due 10/25/2036 (b)	1,253,153	1,186,126
JP Morgan Mortgage Acquisition Corp., Series
2006-CW2, Class AV2
3.2469% due 08/25/2036 (b)	44,677	44,042
JP Morgan Mortgage Acquisition Corp., Series
2006-HE3, Class A2
2.5314% due 11/25/2036 (b)	84,229	80,805
JPMorgan Mortgage Acquisition Corp., Series
2006-CH1, Class A2
2.5219% due 07/25/2036 (b)	141,989	138,145
JPMorgan Mortgage Acquisition Corp., Series
2006-WMC3, Class A2
2.5219% due 08/25/2036 (b)	267,582	262,759
Lehman XS Trust, Series 2006-10N, Class 1A1A
3.2869% due 07/25/2046 (b)	134,192	131,870
Lehman XS Trust, Series 2006-9, Class A1A
3.2769% due 05/25/2046 (b)	107,377	104,014

The accompanying notes are an integral part of the financial statements.
294

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Long Beach Mortgage Loan Trust, Series
2005-WL2, Class 3A1
3.3869% due 07/25/2035 (b)	$44,852	$43,683
Long Beach Mortgage Loan Trust, Series 2006-10,
Class 2A1
3.2469% due 11/25/2036 (b)	66,118	63,969
MBNA Credit Card Master Note Trust, Series
2004-A7, Class A7
2.5875% due 12/15/2011 (b)	100,000	99,057
Merrill Lynch Mortgage Investors, Inc., Series
2006-AHL1, Class A2A
3.2569% due 05/25/2037 (b)	165,112	162,673
Merrill Lynch Mortgage Investors, Inc., Series
2006-FF1, Class A2A
3.2769% due 08/25/2036 (b)	670,702	652,294
Merrill Lynch Mortgage Investors, Inc., Series
2006-MLN1, Class A2A
3.2769% due 07/25/2037 (b)	238,459	232,631
Merrill Lynch Mortgage Investors, Inc., Series
2006-RM3, Class A2A
3.2369% due 06/25/2037 (b)	63,944	63,024
Morgan Stanley ABS Capital I, Series 2006-HE7,
Class A2A
3.2569% due 09/25/2036 (b)	174,254	171,377
Morgan Stanley ABS Capital I, Series 2006-HE8,
Class A2A
3.2569% due 10/25/2036 (b)	129,827	126,645
Morgan Stanley ABS Capital I, Series 2006-NC5,
Class A2A
3.2469% due 10/25/2036 (b)	245,725	239,215
Morgan Stanley ABS Capital I, Series 2006-WMC2,
Class A2A
3.2469% due 07/25/2036 (b)	391,711	388,931
Morgan Stanley Capital I, Series 2006-NC2, Class
A2B
3.3269% due 02/25/2036 (b)	1,418,098	1,401,099
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2, Class A1
3.2569% due 11/25/2036 (b)	62,637	60,582
Nationstar Home Equity Loan Trust, Series 2007-B,
Class 2AV1
2.625% due 04/25/2037 (b)	1,308,551	1,265,564
Nelnet Student Loan Trust, Series 2004-3, Class A3
2.89% due 07/25/2016 (b)	12,194	12,177
Nomura Asset Acceptance Corp., Series 2006-S1,
Class A1
3.3468% due 01/25/2036 (b)(g)	57,299	49,333
Option One Mortgage Loan Trust, Series 2006-3,
Class 2A1
3.2469% due 02/25/2037 (b)	22,228	21,932
Park Place Securities, Inc., Series 2005-WCW1,
Class A1B
3.4669% due 09/25/2035 (b)	30,826	29,208
Residential Asset Mortgage Products, Inc., Series
2006-RS6, Class A1
3.2769% due 11/25/2036 (b)	26,930	26,696
Residential Asset Mortgage Products, Inc., Series
2006-RZ5, Class A1A
3.3069% due 08/25/2046 (b)	1,359,225	1,308,018

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Residential Asset Securities Corp., Series
2006-EMX9, Class 1A1
3.2769% due 11/25/2036 (b)	$91,565	$90,217
Residential Asset Securities Corp., Series
2006-KS9, Class AI1
3.2769% due 11/25/2036 (b)	473,910	465,296
Residential Asset Securities Corp., Series
2007-KS2, Class AI1
3.2769% due 02/25/2037 (b)	1,063,154	996,938
Securitized Asset Backed Receivables LLC Trust,
Series 2006-NC3, Class A2A
3.2569% due 09/25/2036 (b)	83,904	82,103
Securitized Asset Backed Receivables LLC Trust,
Series 2007-HE1, Class A2A
3.2669% due 12/25/2036 (b)	1,223,201	1,131,546
SLM Student Loan Trust, Series 2006-9, Class A2
2.80% due 04/25/2017 (b)	2,624,373	2,624,354
SLM Student Loan Trust, Series 2007-3, Class A1
2.79% due 10/25/2014 (b)	1,886,212	1,867,660
SLM Student Loan Trust, Series 2007-3, Class A3
2.84% due 04/25/2019 (b)	4,800,000	4,459,344
SLM Student Loan Trust, Series 2007-5, Class A1
2.79% due 09/25/2020 (b)	2,502,387	2,498,781
Soundview Home Equity Loan Trust, Series
2006-EQ1, Class A1
3.2569% due 10/25/2036 (b)	83,740	83,152
Soundview Home Equity Loan Trust, Series
2006-EQ2, Class A1
3.2869% due 01/25/2037 (b)	1,443,128	1,409,777
Soundview Home Equity Loan Trust, Series
2006-NLC1, Class A1
3.2669% due 11/25/2036 (g)	195,072	187,621
Soundview Home Equity Loan Trust, Series
2006-WF1, Class A1A
3.3069% due 10/25/2036 (b)	41,750	41,442
Specialty Underwriting & Residential Finance,
Series 2006-BC3, Class A2A
3.2369% due 06/25/2037 (b)	10,785	10,696
Specialty Underwriting & Residential Finance,
Series 2006-BC5, Class A2B
3.2519% due 11/25/2037 (b)	29,944	28,715
Structured Asset Investment Loan Trust, Series
2006-4, Class A3
3.2569% due 07/25/2036 (b)	28,223	26,739
Structured Asset Securities Corp., Series
2005-7XS, Class 2A1A
4.90% due 04/25/2035 (b)	879,723	580,759
Structured Asset Securities Corp., Series 2006-11,
Class A1
5.0915% due 10/25/2035 (b)(g)	305,564	258,826
Structured Asset Securities Corp., Series
2006-BC3, Class A2
2.5219% due 10/25/2036 (b)	408,721	387,887
Truman Capital Mortgage Loan Trust, Series
2004-1, Class A1
3.5469% due 01/25/2034 (b)(g)	13,683	13,414
Wachovia Bank Commercial Mortgage Trust,
Series 2006-WL7A, Class A1
2.5569% due 08/11/2018 (b)(g)	7,204,700	6,577,762

The accompanying notes are an integral part of the financial statements.
295

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2007-WHL8, Class A1
2.5469% due 06/15/2020 (b)(g)	$4,152,235	$3,668,309

TOTAL ASSET BACKED SECURITIES
(Cost $84,883,392)		$80,327,795

PREFERRED STOCKS - 0.28%

Financial - 0.28%
Bank of America Corp., 8.00%	1,400,000	1,108,614
Bank of America Corp., Series L, 7.25%	1,000	838,000
Wachovia Corp., 7.98%	1,500,000	626,910
Wachovia Corp., Series L, 7.50%	600	231,000

		2,804,524

TOTAL PREFERRED STOCKS (Cost $4,500,000)		$2,804,524

TERM LOANS - 0.82%

Basic Materials - 0.08%
Georgia Pacific Corp.
4.5442% due 12/20/2012 (b)	937,642	833,114

Consumer, Non-cyclical - 0.41%
HCA, Inc., Tranche B
5.0506% due 11/16/2013 (b)	4,617,750	4,111,137

Financial - 0.33%
DaimlerChrysler Financial Company
6.78% due 08/03/2012 (b)	4,756,500	3,261,484

TOTAL TERM LOANS (Cost $10,128,285)		$8,205,735

OPTIONS - 0.01%

Other - 0.01%
Chicago Board of Trade American Purchase Call
on U.S. Treasury Bond Futures
Expiration 11/21/2008 at $140.00 *	872,000	13,625
Chicago Board of Trade American Purchase Call
on U.S. Treasury Note 10 yrs. Futures
Expiration 11/21/2008 at $138.00 *	847,000	13,234
EUREX American Call on Euro-Bund Futures
Expiration 11/21/2008 at $124.00 *	19,400,000	10,925
Over The Counter European Put Option on FHLMC
Gold, 5.50%
Expiration 10/07/2008 at $85.00 *	56,500,000	1
Over The Counter European Put Option on FNMA
TBA, 6.50%
Expiration 10/07/2008 at $91.00 *	27,500,000	0
Over The Counter European Style Call on
USD-LIBOR Rate Swaption
Expiration 08/03/2009 at $3.45 *	700,000	5,167
Expiration 08/03/2009 at $3.45 *	4,400,000	32,481
Expiration 08/03/2009 at $3.85 *	2,500,000	27,010
Over The Counter European Style Purchase Put on
U.S.Treasury Inflationary Index, 1.625%
Expiration 10/14/2008 at $92.00 *	25,000,000	0
Over The Counter European Style Purchase Put on
U.S.Treasury Inflationary Index, 1.875%
Expiration 10/16/2008 at $91.15 *	80,000,000	1
Expiration 10/14/2008 at $94.50 *	10,000,000	0
Expiration 10/06/2008 at $95.50 *	20,000,000	0

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS (continued)

Other (continued)
Over The Counter European Style Purchase Put on
U.S.Treasury Inflationary Index, 2.005%
Expiration 10/16/2008 at $94.00 *	20,000,000	$0
Over The Counter European Style Purchase Put on
U.S.Treasury Inflationary Index, 2.375%
Expiration 10/06/2008 at $97.50 *	26,000,000	0
Over The Counter European Style Purchase Put on
U.S.Treasury Inflationary Index, 3.50%
Expiration 10/14/2008 at $100.25 *	100,000,000	1
Over The Counter European Style Purchase Put on
U.S.Treasury Inflationary Index, 4.25%
Expiration 10/06/2008 at $101.12 *	50,000,000	1

		102,446

TOTAL OPTIONS (Cost $151,423)		$102,446

REPURCHASE AGREEMENTS - 6.09%
JP Morgan Chase & Company
Tri-Party Repurchase Agreement
dated 09/30/2008 at 0.10% to be
repurchased at $7,710,646 on
10/01/2008, collateralized by
$7,300,000 U.S Treasury Notes,
4.125% due 08/31/2012 (valued at
$7,894,439, including interest)	$7,710,625	$7,710,625
Repurchase Agreement with State Street
Corp. dated 09/30/2008 at 1.25% to be
repurchased at $53,048,842 on
10/01/2008, collateralized by $54,380,000
Federal Home Loan Bank, zero coupon
due 12/05/2008 (valued at $54,108,100,
including interest)	53,047,000	53,047,000

TOTAL REPURCHASE AGREEMENTS
(Cost $60,757,625)		$60,757,625

SHORT TERM INVESTMENTS - 7.89%
Abbey National North America LLC
2.79% due 11/12/2008	$27,000,000	$26,912,115
Bank of America Corp.
zero coupon due 10/01/2008	21,500,000	21,500,000
Federal Home Loan Mortgage Corp. Discount Notes
2.50% due 11/24/2008	20,300,000	20,223,875
U.S. Treasury Bills
zero coupon due 10/16/2008 to
12/26/2008	10,210,000	10,185,809

TOTAL SHORT TERM INVESTMENTS
(Cost $78,821,799)		$78,821,799

Total Investments (Real Return Bond Trust)
(Cost $2,172,516,616) - 209.73%		$2,094,327,105
Liabilities in Excess of Other Assets - (109.73)%		(1,095,726,562)
TOTAL NET ASSETS - 100.00%		$998,600,543

The accompanying notes are an integral part of the financial statements.
296

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Schedule of Securities Sold Short
	Shares or
	Principal
	Amount	Value

FEDERAL HOME LOAN MORTGAGE CORP. - 5.19%
Federal Home Loan Mortgage Corp.
6.00%, due 07/01/2038	$604,535	$612,186
6.00%, TBA **	9,800,000	9,910,250

TOTAL FEDERAL HOME LOAN MORTGAGE
CORP. (Proceeds $10,497,907)		$10,522,436

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 36.44%
Federal National Mortgage Association
5.50%, TBA **	44,180,000	44,000,519
6.00%, TBA **	29,500,000	$29,917,336

TOTAL FEDERAL NATIONAL MORTGAGE
ASSOCIATION (Proceeds $73,317,334)		$73,917,855

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.60%
Government National Mortgage Association
5.50%, TBA **	100,000	100,094
6.50%, TBA **	1,100,000	1,125,609

TOTAL GOVERNMENT NATIONAL
MORTGAGE
ASSOCIATION (Proceeds $1,236,422)		$1,225,703

U.S. TREASURY BONDS - 21.63%
U.S. Treasury Bonds
7.50%, due 11/15/2024	1,100,000	$1,497,977
4.75%, due 02/15/2037	4,400,000	$4,659,186
5.00%, due 05/15/2037	33,900,000	$37,711,106

TOTAL U.S. TREASURY
BONDS (Proceeds $44,248,502)		$43,868,269

U.S. TREASURY NOTES - 36.14%
U.S. Treasury Notes
2.125%, due 04/30/2010	24,200,000	$24,315,337
4.875%, due 05/31/2011	9,300,000	$9,968,438
4.125%, due 08/31/2012	7,300,000	$7,665,000
3.625%, due 12/31/2012	2,730,000	$2,824,698
2.50%, due 03/31/2013	5,500,000	$5,411,912
4.25%, due 08/15/2014	8,800,000	$9,369,941
4.75%, due 08/15/2017	10,700,000	$11,469,897
4.25%, due 11/15/2017	40,000	$41,456
3.50%, due 02/15/2018	2,300,000	$2,255,438

TOTAL U.S. TREASURY
NOTES (Proceeds $73,202,057)		$73,322,117

Total Securities Sold Short (Real Return Bond Trust)
(Proceeds $202,502,221)		$202,856,380

Science & Technology Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.88%

Communications - 32.08%
Akamai Technologies, Inc. *	44,800	$781,312
Amazon.com, Inc. *	52,335	3,807,895
American Tower Corp., Class A *	77,645	2,792,891
Baidu.com, Inc., SADR *	6,330	1,571,296
BigBand Networks, Inc. *	67,400	248,706
Ciena Corp. *	183,600	1,850,688
Cisco Systems, Inc. *	694,525	15,668,484
Comcast Corp., Class A	113,205	2,222,214
CommScope, Inc. *	16,810	582,298
Corning, Inc.	61,300	958,732
Crown Castle International Corp. *	21,700	628,649
DIRECTV Group, Inc. *	53,524	1,400,723
eBay, Inc. *	137,100	3,068,298
Finisar Corp. *	796,985	804,954
Focus Media Holding, Ltd., ADR * (a)	61,900	1,764,769
Foxconn International Holdings, Ltd. *	470,500	210,464
Google, Inc., Class A *	32,135	12,870,710
JDS Uniphase Corp. *	120,725	1,021,334
Juniper Networks, Inc. *	286,067	6,027,432
McAfee, Inc. *	113,095	3,840,706
Monster Worldwide, Inc. *	62,400	930,384
Nokia Oyj, SADR	146,000	2,722,900
QUALCOMM, Inc.	260,155	11,178,860
Starent Networks Corp. *	60,900	788,046
Tencent Holdings, Ltd.	440,200	3,217,574
VeriSign, Inc. *	30,700	800,656
Yahoo!, Inc. *	55,850	966,205

		82,727,180
Consumer, Cyclical - 4.44%
GameStop Corp., Class A *	75,600	2,586,276
International Game Technology	31,400	539,452
Nintendo Company, Ltd.	19,600	8,313,805

		11,439,533
Consumer, Non-cyclical - 1.59%
Accenture, Ltd., Class A	72,380	2,750,440
Genpact, Ltd. *	62,100	645,219
Robert Half International, Inc.	27,900	690,525

		4,086,184
Energy - 0.46%
Diamond Offshore Drilling, Inc.	310	31,949
SunPower Corp., Class A *	7,785	552,190
Suntech Power Holdings Company, Ltd., ADR * (a)	15,780	566,028
Weatherford International, Ltd. *	1,880	47,263

		1,197,430
Funds - 0.41%
Semiconductor HOLDRs Trust * *	43,100	1,064,570

Industrial - 2.77%
ABB, Ltd. *	52,270	1,012,910
Avnet, Inc. *	61,300	1,509,819
Energy Conversion Devices, Inc. *	4,435	258,339
Hon Hai Precision Industry Company, Ltd.	125,062	447,934
KLA-Tencor Corp.	61,700	1,952,805
Stanley Electric Corp.	18,500	271,393

The accompanying notes are an integral part of the financial statements.
297

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Tyco Electronics, Ltd.	61,325	$1,696,249

		7,149,449
Technology - 54.13%
Activision Blizzard, Inc. *	160,290	2,473,275
Adobe Systems, Inc. *	46,932	1,852,406
Altera Corp.	263,600	5,451,248
Analog Devices, Inc.	222,805	5,870,912
Apple, Inc. *	92,120	10,470,359
ASML Holding NV	82,815	1,458,372
Autodesk, Inc. *	73,600	2,469,280
Broadcom Corp., Class A *	151,800	2,828,034
CA, Inc.	40,085	800,097
Cadence Design Systems, Inc. *	87,400	590,824
Citrix Systems, Inc. *	92,800	2,344,128
Cognizant Technology Solutions Corp.,
Class A *	115,300	2,632,299
Dell, Inc. *	121,760	2,006,605
Electronic Arts, Inc. *	325,941	12,056,558
EMC Corp. *	327,465	3,916,481
First Solar, Inc. *	6,845	1,293,089
Foxconn Technology Company, Ltd.	85,800	280,730
Hewlett-Packard Company	166,930	7,718,843
High Tech Computer Corp.	31,400	487,368
Infosys Technologies, Ltd., ADR	15,300	509,643
Infosys Technologies, Ltd.	21,944	670,212
Intel Corp.	318,770	5,970,562
International Business Machines Corp.	63,840	7,466,726
Intersil Corp., Class A	31,820	527,576
Linear Technology Corp.	39,350	1,206,471
Longtop Financial Technologies, Ltd. *	5,986	84,343
Marvell Technology Group, Ltd. *	250,500	2,329,650
Maxim Integrated Products, Inc.	208,000	3,764,800
Microchip Technology, Inc.	66,400	1,954,152
Microsoft Corp.	423,380	11,300,012
Monotype Imaging Holdings, Inc. *	32,000	356,160
National Semiconductor Corp.	61,700	1,061,857
NetApp, Inc. *	151,900	2,769,137
NVIDIA Corp. *	37,400	400,554
ON Semiconductor Corp. *	253,640	1,714,606
Oracle Corp. *	263,415	5,349,959
Palm, Inc. * (a)	170,000	1,014,900
PMC-Sierra, Inc. *	214,600	1,592,332
Red Hat, Inc. *	111,800	1,684,826
Research In Motion, Ltd. *	50,615	3,457,004
Riverbed Technology, Inc. *	183,840	2,301,677
Salesforce.com, Inc. *	134,920	6,530,128
SanDisk Corp. *	30,900	604,095
Satyam Computer Services, Ltd., ADR	10,400	167,960
Satyam Computer Services, Ltd.	94,194	597,214
Seagate Technology	76,400	925,968
Taiwan Semiconductor
Manufacturing Company, Ltd., SADR	103,960	974,105
Taiwan Semiconductor
Manufacturing Company, Ltd.	336,000	563,482
Tata Consultancy Services, Ltd.	62,258	883,227
Texas Instruments, Inc.	12,150	261,225

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
Xilinx, Inc.	154,200	$3,615,990

		139,611,461

TOTAL COMMON STOCKS (Cost $299,370,302)		$247,275,807

CORPORATE BONDS - 0.27%

Communications - 0.27%
Liberty Media
3.50% due 01/15/2031	1,625,198	695,859

TOTAL CORPORATE BONDS (Cost $1,279,185)		$695,859

SHORT TERM INVESTMENTS - 1.21%
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	$2,197,149	$2,197,149
T. Rowe Price Reserve Investment Fund,
2.7528%	912,354	912,354

TOTAL SHORT TERM INVESTMENTS
(Cost $3,109,503)		$3,109,503

REPURCHASE AGREEMENTS - 3.38%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$8,724,303 on 10/1/2008,
collateralized by $545,000 Federal
Home Loan Mortgage Corp., 5.4%
due 06/04/2012 (valued at
$562,636, including interest) and
$6,690,000 Federal National
Mortgage Association, 6.625% due
11/15/2030 (valued at $8,337,413,
including interest)	$8,724,000	$8,724,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,724,000)		$8,724,000

Total Investments (Science & Technology Trust)
(Cost $312,482,990) - 100.74%		$259,805,169
Liabilities in Excess of Other Assets - (0.74)%		(1,902,525)

TOTAL NET ASSETS - 100.00%		$257,902,644

Short-Term Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 2.68%

U.S. Treasury Notes - 2.68%
2.75% due 07/31/2010	$1,400,000	$1,421,766
3.125% due 09/30/2013	4,060,000	4,087,912

		5,509,678

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $5,507,347)		$5,509,678

U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.85%

Federal Home Loan Mortgage Corp. - 6.78%
5.25% due 07/18/2011	8,500,000	8,913,638

The accompanying notes are an integral part of the financial statements.
298

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp.
(continued)
5.833% due 03/01/2037 (b)	$3,415,023	$3,453,333
6.50% due 12/01/2009	14,940	14,966
6.96% due 11/01/2033 (b)	128,827	129,527
7.00% due 12/01/2010 to 02/01/2014	807,481	829,294
7.50% due 11/01/2009 to 06/01/2012	125,025	128,728
8.00% due 06/01/2010	25,928	26,378
8.50% due 05/01/2015	430,709	462,199

		13,958,063

Federal National Mortgage
Association - 8.88%
4.25% due 08/15/2010	10,000,000	10,215,691
4.706% due 03/01/2035 (b)	2,437,559	2,443,080
5.273% due 09/01/2033 (b)	273,277	275,679
5.75% due 01/01/2033 (b)	74,477	74,986
6.00% due 01/01/2011 to 01/01/2017	1,069,903	1,101,464
6.50% due 04/01/2017 to 08/01/2017	2,162,288	2,244,894
7.00% due 12/01/2010 to 07/01/2034	1,153,164	1,203,524
7.50% due 08/01/2009 to 07/01/2034	431,580	454,041
8.00% due 07/01/2014	245,267	260,871

		18,274,230

Government National Mortgage
Association - 0.19%
7.00% due 12/15/2008	1,765	1,770
8.00% due 12/15/2025	204,122	213,158
8.50% due 11/15/2015	178,395	185,442

		400,370

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $32,044,451)		$32,632,663

CORPORATE BONDS - 30.44%

Basic Materials - 0.48%
Weyerhaeuser Company
4.1975% due 09/24/2009 (b)	1,000,000	989,283

Communications - 5.59%
BellSouth Corp.
4.20% due 09/15/2009	1,200,000	1,183,728
Deutsche Telekom International Finance BV
8.50% due 06/15/2010	1,000,000	1,038,080
Sprint Capital Corp.
6.375% due 05/01/2009	1,000,000	980,000
Telecom Italia Capital SA
4.00% due 01/15/2010	1,000,000	970,990
Time Warner, Inc.
3.0338% due 11/13/2009 (b)	2,500,000	2,400,237
6.75% due 04/15/2011	1,000,000	997,766
Viacom, Inc.
5.75% due 04/30/2011	1,000,000	971,490
6.625% due 05/15/2011	1,000,000	972,397
Walt Disney Company, MTN
2.9169% due 09/10/2009 (b)	2,000,000	1,996,368

		11,511,056

Consumer, Cyclical - 1.57%
Centex Corp.
5.80% due 09/15/2009	420,000	396,900

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Cyclical (continued)
CVS Caremark Corp.
3.1106% due 06/01/2010 (b)	$1,000,000	$957,608
Home Depot, Inc.
2.9438% due 12/16/2009 (b)	1,000,000	940,826
MGM Mirage, Inc.
6.00% due 10/01/2009	1,000,000	935,000

		3,230,334

Consumer, Non-cyclical - 1.23%
Cargill, Inc.
5.60% due 09/15/2012 (g)	600,000	592,792
UnitedHealth Group, Inc.
3.3838% due 06/21/2010 (b)	2,000,000	1,934,906

		2,527,698

Energy - 2.34%
Kinder Morgan Energy Partners LP
5.85% due 09/15/2012	1,850,000	1,797,081
ONEOK Partners LP
5.90% due 04/01/2012	1,500,000	1,475,640
TransCanada PipeLines, Ltd.
4.00% due 06/15/2013	620,000	575,434
Transocean, Inc.
5.25% due 03/15/2013	1,000,000	971,580

		4,819,735

Financial - 14.45%
American Express Credit Corp., MTN, Series B
2.6356% due 10/04/2010	1,000,000	905,059
BAC Capital Trust XIII
3.2188% due 03/15/2043 (b)	1,000,000	699,686
Bear Stearns Companies, Inc.
3.0287% due 01/31/2011 (b)	1,000,000	976,964
Capital One Financial Corp., MTN
5.70% due 09/15/2011	950,000	841,267
Citigroup, Inc.
5.50% due 04/11/2013	720,000	628,460
CNA Financial Corp.
6.00% due 08/15/2011	1,500,000	1,495,554
6.60% due 12/15/2008	1,400,000	1,398,823
Colonial Realty LP
4.75% due 02/01/2010	1,500,000	1,449,897
Credit Suisse First Boston USA, Inc.
2.89% due 11/20/2009 (b)	700,000	694,649
Glitnir Banki HF
6.375% due 09/25/2012 (g)	630,000	477,315
Goldman Sachs Capital II
5.793% due 12/29/2049 (b)	1,500,000	658,965
Hartford Financial Services Group, Inc.
6.375% due 11/01/2008	1,000,000	998,377
ING Security Life Institutional Funding
4.25% due 01/15/2010 (g)	895,000	886,811
Janus Capital Group, Inc.
5.875% due 09/15/2011	1,000,000	937,849
Kaupthing Bank HF
3.4906% due 01/15/2010 (b)(g)	685,000	605,065
Lehman Brothers Holdings, Inc., MTN
5.75% due 04/25/2011 ^	1,000,000	125,000
Merrill Lynch & Company, Inc., MTN
2.5775% due 08/14/2009 (b)	857,000	818,319

The accompanying notes are an integral part of the financial statements.
299

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
PNC Funding Corp.
2.9388% due 01/31/2012 (b)	$700,000	$661,793
4.50% due 03/10/2010	1,000,000	989,984
ProLogis
5.50% due 04/01/2012	820,000	786,297
Rockies Express Pipeline LLC
5.10% due 08/20/2009 (b)(g)	1,500,000	1,498,620
Rouse Company LP
3.625% due 03/15/2009	900,000	801,000
Simon Property Group LP
3.75% due 01/30/2009	2,256,000	2,228,594
SLM Corp.
4.50% due 07/26/2010	335,000	254,600
USB Capital IX
6.189% due 03/29/2049 (b)	1,000,000	490,000
Vita Capital III, Ltd., Series B-I
3.8912% due 01/01/2011 (b)(g)	850,000	823,140
Vornado Realty LP
5.60% due 02/15/2011	1,000,000	981,797
W.R. Berkley Corp.
5.125% due 09/30/2010	1,300,000	1,304,018
Westfield Group
5.40% due 10/01/2012 (g)	2,000,000	1,847,200
Xstrata Finance Dubai, Ltd.
3.1538% due 11/13/2009 (g)	1,500,000	1,469,235
ZFS Finance USA Trust IV
5.875% due 05/09/2032 (g)	1,500,000	1,023,150

		29,757,488

Industrial - 1.45%
FedEx Corp.
5.50% due 08/15/2009	2,000,000	1,992,016
Tyco Electronics Group SA
6.00% due 10/01/2012	1,000,000	985,540

		2,977,556

Technology - 0.66%
Dell, Inc.
4.70% due 04/15/2013 (g)	622,000	599,124
Hewlett-Packard Company
4.50% due 03/01/2013	800,000	768,702

		1,367,826

Utilities - 2.67%
Dominion Resources, Inc.
4.75% due 12/15/2010	1,000,000	995,110
Dominion Resources, Inc., Series B
2.9844% due 11/14/2008 (b)	1,500,000	1,497,066
Exelon Generation Company, LLC
6.95% due 06/15/2011	1,000,000	1,012,670
NiSource Finance Corp.
7.875% due 11/15/2010	1,000,000	1,028,509
Taqa Abu Dhabi National Energy Company
5.62% due 10/25/2012 (g)	1,000,000	969,809

		5,503,164

TOTAL CORPORATE BONDS (Cost $67,755,676)		$62,684,140

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 33.23%
Trapeza CDO LLC Series 2007-12A, Class B
3.3512% due 04/06/2042 (b)(g)	$1,500,000	$375,000
Banc of America Commercial Mortgage, Inc.,
Series 2004-4, Class XP
0.841% IO due 07/10/2042	56,075,056	746,314
Banc of America Funding Corp.,
Series 2005-H, Class 1A1
5.341% due 11/20/2035 (b)	1,852,028	1,467,400
Banc of America Large Loan,
Series 2005-MIB1, Class B
2.7475% due 03/15/2022 (b)(g)	850,000	772,252
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2006-4, Class 2A1
5.7882% due 10/25/2036 (b)	4,517,670	3,271,028
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-PWR10, Class X2
0.1626% IO due 12/11/2040	381,301,650	1,179,366
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-PWR13, Class X2
0.627% IO due 09/11/2041	89,298,910	1,619,775
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-T24, Class A2
5.478% due 10/12/2041	5,000,000	4,786,887
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-BBA7, Class G
2.9275% due 03/15/2019 (b)(g)	1,000,000	869,828
Bear Stearns Commercial Mortgage Securities,
Series 2006-PWR12, Class A1
5.546% due 09/11/2038 (b)	1,414,394	1,391,617
Commercial Mortgage Pass Through Certificates,
Series 2005-LP5, Class XP
0.529% IO due 05/10/2043	65,575,081	511,774
Commercial Mortgage Pass Through Certificates,
Series 2004-LB2A, Class X2
1.0308% IO due 03/10/2039 (g)	27,207,265	496,549
Commercial Mortgage Pass Through Certificates,
Series 2005-FL11, Class AJ
2.6875% due 11/15/2017 (b)(g)	489,554	455,818
Commercial Mortgage Pass Through Certificates,
Series 2006-CN2A, Class AJFX
5.478% due 02/05/2019 (g)	2,700,000	2,442,404
Commercial Mortgage Pass Through Certificates,
Series 2006-FL12, Class B
2.6575% due 12/15/2020 (b)(g)	1,711,798	1,524,579
Countrywide Alternative Loan Trust,
Series 2003-3T1, Class A2
4.50% due 05/25/2033	334,685	327,921
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class ASP
0.7751% IO due 09/15/2039 (g)	111,816,469	2,642,626
Credit Suisse Mortgage Capital Certificates,
Series 2006-TF2A, Class SVA2
2.7575% due 10/15/2021 (b)(g)	2,000,000	1,780,883
Credit Suisse Mortgage Capital Certificates,
Series 2006-TFLA, Class B
2.7175% due 04/15/2021 (b)(g)	675,000	619,238
Credit Suisse/Morgan Stanley Commercial
Mortgage Certificate, Series 2006-HC1A, Class A2
3.3813% due 05/15/2023 (b)(g)	1,000,000	915,716
Crown Castle Towers LLC, Series 2006-1A, Class C
5.4696% due 11/15/2036 (g)	1,500,000	1,361,895

The accompanying notes are an integral part of the financial statements.
300

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.,
Series 2516, Class AX
8.50% due 01/15/2016	$246,612	$252,290
Federal Home Loan Mortgage Corp.,
Series 2589, Class GK
4.00% due 03/15/2026	542,091	542,968
Federal National Mortgage Association,
Series 2001-53, Class GH
8.00% due 09/25/2016	182,581	191,034
First Horizon Alternative Mortgage Securities,
Series 2004-AA2, Class 2A1
5.0368% due 08/25/2034 (b)	1,538,857	1,293,232
GE Capital Commercial Mortgage Corp,
Series 2002-2A, Class A2
4.97% due 08/11/2036	1,205,443	1,178,641
Global Signal Trust, Series 2006-1, Class C
5.707% due 02/15/2036 (g)	670,000	622,785
Global Tower Partners Acquisition Partners LLC,
Series 2007-1A, Class AFX
5.3928% due 05/15/2037 (g)	2,000,000	2,004,760
GMAC Commercial Mortgage Securities, Inc.,
Series 1999-C2, Class A2
6.945% due 09/15/2033	1,690,960	1,690,768
Greenpoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1
4.855% due 03/25/2036 (b)	1,329,357	791,711
Harborview Mortgage Loan Trust,
Series 2004-7, Class 2A3
5.3488% due 11/19/2034 (b)	304,064	237,575
Harborview Mortgage Loan
Trust, Series 2005-4, Class 1A
5.4671% due 07/19/2035 (b)	451,908	396,562
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-CB16, Class X2
0.6948% IO due 05/12/2045	100,691,175	1,902,640
LB-UBS Commercial Mortgage Trust, Series
2000-C3, Class A2
7.95% due 05/15/2025	1,372,706	1,398,545
LB-UBS Commercial Mortgage Trust,
Series 2000-C4, Class A2
7.37% due 08/15/2026	1,398,135	1,421,513
LB-UBS Commercial Mortgage Trust,
Series 2005-C5, Class XCP
0.5411% IO due 09/15/2040	33,468,804	411,546
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class XCP
0.8472% IO due 09/15/2039	78,233,553	1,969,710
Lehman Brothers Floating Rate Commercial
Mortgage Trust, Series 2004-LLFA, Class A2
2.6575% due 10/15/2017 (b)(g)	465,889	433,788
Lehman XS Trust, Series 2007-10H, Class 2A2
7.50% due 07/25/2037	1,999,267	1,710,621
Mastr Adjustable Rate Mortgages Trust,
Series 2005-2, Class 2A1
5.579% due 03/25/2035 (b)	1,029,376	728,653
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A1, Class 1A
4.9725% due 12/25/2032 (b)	33,880	33,793
Merrill Lynch Mortgage Trust,
Series 2005-CKI1, Class A1
5.077% due 11/12/2037	1,841,182	1,822,177

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A1
5.528% due 05/12/2039 (b)	$922,556	$909,356
MLCC Mortgage Investors, Inc.,
Series 2003-C, Class B1
3.8569% due 06/25/2028 (b)	564,167	478,548
Morgan Stanley Capital I,
Series 2005-HQ6, Class X2
0.5349% IO due 08/13/2042	32,665,556	477,469
Morgan Stanley Capital I,
Series 2007-SRR3, Class A
2.7706% due 12/20/2049 (b)(g)	1,000,000	300,000
Morgan Stanley Capital I,
Series 2007-SRR3, Class B
2.8706% due 12/20/2049 (b)(g)	1,000,000	250,000
Multi Security Asset Trust,
Series 2005-RR4A, Class A1
4.38% due 11/28/2035 (g)	2,480,305	2,331,487
Salomon Brothers Mortgage Securities VII, Series
2002-KEY2, Class A2
4.467% due 03/18/2036	1,454,178	1,390,528
SBA CMBS Trust, Series 2006-1A, Class A
5.314% due 11/15/2036 (g)	2,000,000	1,942,260
Sequoia Mortgage Trust, Series 2004-4, Class A
3.1419% due 05/20/2034 (b)	394,429	317,786
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-14, Class 1A
5.4345% due 10/25/2034 (b)	775,373	580,813
WAMU Commercial Mortgage Securities Trust,
Series 2006-SL1, Class A
5.4201% due 11/23/2043 (g)	965,386	825,164
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-2, Class A6
5.25% due 02/25/2018	2,002,932	2,001,035
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR16, Class 4A1
4.9923% due 10/25/2035 (b)	3,818,398	3,646,218
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR17, Class A1
5.331% due 10/25/2036 (b)	2,975,478	2,375,173

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $77,679,961)		$68,420,019

ASSET BACKED SECURITIES - 7.61%
Alesco Preferred Funding, Ltd., Series 12A, Class B
3.0712% due 07/15/2037 (b)(g)	310,000	77,500
Alesco Preferred Funding, Ltd., Series 14A, Class B
3.86% due 09/23/2037 (b)(g)	1,310,000	524,000
Alesco Preferred Funding, Ltd.,
Series 15A, Class B1
3.89% due 12/23/2037 (b)(g)	115,000	46,000
American Express Issuance Trust, Series 2008-1,
Class A
3.4376% due 12/15/2010 (b)	1,000,000	992,086
Anthracite, Ltd., Series 2002-2A, Class B
5.488% due 12/24/2037 (b)(g)	1,000,000	780,000
Anthracite, Ltd., Series 2002-CIBA, Class A
3.6263% due 05/24/2017 (b)(g)	881,939	740,828
Anthracite, Ltd., Series 2004-1A, Class A
3.55% due 03/23/2019 (b)(g)	954,017	714,936

The accompanying notes are an integral part of the financial statements.
301

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PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Arbor Realty Mortgage Securities, Series
2006-1A, Class C
3.395% due 12/26/2041 (b)(g)	$365,000	$165,701
Arbor Realty Mortgage Securities, Series
2006-1A, Class F
3.845% due 01/26/2042 (b)(g)	610,000	274,601
Bank of America Credit Card Trust, Series
2008-A3, Class A3
3.2375% due 08/15/2011 (b)	800,000	799,268
Capital Trust Re CDO, Ltd., Series 2005-1A, Class B
3.6575% due 03/20/2050 (b)(g)	3,000,000	1,950,000
CPL Transition Funding LLC, Series 2002-1, Class
A3
5.56% due 01/15/2012	802,159	814,843
Crest, Ltd., Series 2000-1A, Class C
7.75% due 08/31/2036 (g)	690,000	633,758
Crest, Ltd., Series 2002-IGA, Class A
3.245% due 07/28/2017 (b)(g)	1,631,454	1,524,440
Crest, Ltd., Series 2003-1A, Class B1
3.7594% due 05/28/2038 (b)(g)	1,000,000	773,754
Crystal River Resecuritization, Series 2006-1
5.82% due 09/22/2047	2,100,000	840,000
Equity One ABS, Inc., Series 2004-2, Class AV2
3.4569% due 07/25/2034 (b)	42,960	36,055
Green Tree Financial Corp., Series 1996-8, Class A6
7.60% due 10/15/2027	94,172	97,532
Highland Park CDO, Ltd., Series 2006-1A, Class A2
3.2106% due 11/25/2051 (b)(g)	2,300,000	1,346,190
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
3.9069% due 02/25/2034 (b)	400,000	326,465
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class E
3.2356% due 02/01/2041 (b)(g)	475,000	227,290
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class G
3.4356% due 02/01/2041 (b)(g)	475,000	200,970
Ownit Mortgage Loan, Series 2006-1, Class AF2
5.29% due 12/25/2036	900,000	797,673
Renaissance Home Equity Loan Trust, Series
2006-1, Class AF2
5.533% due 05/25/2036	85,513	84,856
Renaissance Home Equity Loan Trust, Series
2006-1, Class AF3
5.608% due 05/25/2036	500,000	474,897
Cedarwoods Credit CDO, Ltd.,
Series 2007-2A, Class B
3.5869% due 02/25/2052 (b)(g)	1,000,000	419,000

TOTAL ASSET BACKED SECURITIES
(Cost $22,754,027)		$15,662,643

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 9.41%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$19,383,673 on 10/01/2008,
collateralized by $18,015,000
Federal National Mortgage
Association, 5.625% due
07/15/2037 (valued at
$19,773,985, including interest)	$19,383,000	$19,383,000

TOTAL REPURCHASE AGREEMENTS
(Cost $19,383,000)		$19,383,000

Total Investments (Short-Term Bond Trust)
(Cost $225,124,462) - 99.22%		$204,292,143
Other Assets in Excess of Liabilities - 0.78%		1,601,294

TOTAL NET ASSETS - 100.00%		$205,893,437

Small Cap Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 55.21%

Basic Materials - 1.63%
Penford Corp.	36,000	$636,840

Communications - 5.08%
Aruba Networks, Inc. *	27,300	140,049
inVentiv Health, Inc. *	49,900	881,234
TheStreet.com, Inc.	160,900	963,791

		1,985,074
Consumer, Cyclical - 1.62%
Citi Trends, Inc. *	38,919	633,990

Consumer, Non-cyclical - 20.55%
Gaiam, Inc., Class A *	29,900	316,940
Intermediate Parfums, Inc.	73,900	1,002,084
Inverness Medical Innovations, Inc. *	64,700	1,941,000
Kenexa Corp. *	36,600	577,914
SurModics, Inc. * (a)	30,500	960,445
Symmetry Medical, Inc. *	120,400	2,234,624
Team, Inc. *	27,400	989,688

		8,022,695
Energy - 1.31%
Warren Resources, Inc. *	51,300	511,974

Financial - 3.24%
Amtrust Financial Services, Inc.	2,600	35,334
First Mercury Financial Corp. *	66,800	951,900
National Interstate Corp.	6,900	165,807
SWS Group, Inc.	5,600	112,896

		1,265,937
Funds - 8.66%
iShares Russell 2000 Index Fund	24,800	1,696,072
iShares S&P SmallCap 600 Index Fund	28,300	1,684,133

		3,380,205
Industrial - 2.40%
CECO Environmental Corp. *	66,100	261,756

The accompanying notes are an integral part of the financial statements.
302

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PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Dynamic Materials Corp.	2,800	$64,988
Flow International Corp. *	120,232	610,779

		937,523
Technology - 10.72%
3PAR, Inc. *	88,500	570,825
DivX, Inc. *	38,400	248,448
IPG Photonics Corp. *	65,700	1,281,807
Radiant Systems, Inc. *	93,100	809,039
Synchronoss Technologies, Inc. *	72,200	679,402
Techwell, Inc. *	63,100	595,033

		4,184,554

TOTAL COMMON STOCKS (Cost $26,996,540)		$21,558,792

SHORT TERM INVESTMENTS - 1.44%
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	$561,816	$561,816

TOTAL SHORT TERM INVESTMENTS
(Cost $561,816)		$561,816

REPURCHASE AGREEMENTS - 40.64%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$15,868,551 on 10/01/2008,
collateralized by $16,580,000
Federal National Mortgage
Association, 5.55% due
07/10/2028 (valued at
$16,186,225, including interest)	$15,868,000	$15,868,000

TOTAL REPURCHASE AGREEMENTS
(Cost $15,868,000)		$15,868,000

Total Investments (Small Cap Trust)
(Cost $43,426,356) - 97.29%		$37,988,608
Other Assets in Excess of Liabilities - 2.71%		1,058,902

TOTAL NET ASSETS - 100.00%		$39,047,510

Small Cap Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.66%

Basic Materials - 4.06%
FMC Corp.	64,622	$3,320,925
Quaker Chemical Corp.	85,390	2,430,199
Solutia, Inc. *	366,461	5,130,454

		10,881,578
Communications - 11.27%
Ariba, Inc. *	293,070	4,141,079
Atheros Communications, Inc. *	146,960	3,465,317
Cellcom Israel, Ltd.	159,914	4,807,015
Constant Contact, Inc. *	35,380	603,936
Ctrip.com International, Ltd., ADR	21,390	825,868
Equinix, Inc. *	35,110	2,438,741

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
Focus Media Holding, Ltd., ADR * (a)	103,040	$2,937,670
McAfee, Inc. *	81,600	2,771,136
Netease.com, Inc., ADR *	174,390	3,976,092
NICE Systems, Ltd., ADR *	99,740	2,716,918
RightNow Technologies, Inc. *	121,270	1,524,364

		30,208,136
Consumer, Cyclical - 12.29%
Advance Auto Parts, Inc.	130,040	5,157,386
Big Lots, Inc. *	126,910	3,531,905
BJ's Wholesale Club, Inc. *	140,600	5,463,716
Dick's Sporting Goods, Inc. *	103,320	2,023,006
FGX International Holdings, Ltd. *	133,349	1,476,173
Foot Locker, Inc.	165,430	2,673,349
Marvel Entertainment, Inc. *	132,810	4,534,133
Mobile Mini, Inc. *	105,000	2,029,650
Owens & Minor, Inc.	81,610	3,958,085
Pool Corp.	2,600	60,658
Titan International, Inc.	85,755	1,828,297
Zumiez, Inc. *	13,177	217,157

		32,953,515
Consumer, Non-cyclical - 29.99%
Alexion Pharmaceuticals, Inc. *	53,690	2,110,017
Alkermes, Inc. *	143,836	1,913,019
Alliance Data Systems Corp. *	28,850	1,828,513
AngioDynamics, Inc. *	169,812	2,683,030
Arena Pharmaceuticals, Inc. *	139,710	698,550
Auxilium Pharmaceuticals, Inc. *	62,380	2,021,112
Celera Corp. *	186,790	2,885,906
Charles River Laboratories International, Inc. *	51,510	2,860,350
Cougar Biotechnology, Inc. *	43,490	1,452,131
Cubist Pharmaceuticals, Inc. *	77,960	1,733,051
Health Net, Inc. *	89,890	2,121,404
Healthsouth Corp. * (a)	288,300	5,313,369
Healthspring, Inc. *	102,330	2,165,303
Hill International, Inc. *	63,880	884,738
Human Genome Sciences, Inc. *	181,300	1,151,255
ICON PLC, SADR *	99,280	3,797,460
Interactive Data Corp.	122,382	3,086,474
Invacare Corp.	36,800	888,352
ITT Educational Services, Inc. *	39,940	3,231,545
Jarden Corp. *	172,410	4,043,015
Medicines Company *	110,250	2,560,005
Mindray Medical International, Ltd., ADR	39,370	1,327,950
Net 1 UEPS Technologies, Inc. *	113,710	2,539,144
NutriSystem, Inc.	24,100	427,052
Onyx Pharmaceuticals, Inc. *	49,860	1,803,935
Perrigo Company	66,940	2,574,512
Pharmaceutical Product Development, Inc.	131,260	5,427,601
Psychiatric Solutions, Inc. *	88,390	3,354,401
Ralcorp Holdings, Inc. *	53,017	3,573,876
Regeneron Pharmaceuticals, Inc. *	91,980	2,007,923
Resources Connection, Inc. *	72,880	1,641,986
Tetra Tech, Inc. *	139,420	3,354,445
Volcano Corp. *	168,960	2,921,318

		80,382,742

.

The accompanying notes are an integral part of the financial statements
303

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Diversified - 1.17%
Liberty Acquisition Holdings Corp. *	352,960	$3,141,344

Energy - 7.53%
Arena Resources, Inc. *	54,810	2,129,368
Carbo Ceramics, Inc.	35,130	1,813,059
Dril-Quip, Inc. *	48,190	2,090,964
Encore Aquisition Company *	44,660	1,865,895
Forest Oil Corp. *	72,480	3,595,008
Foundation Coal Holdings, Inc.	57,040	2,029,483
Hercules Offshore, Inc. *	87,000	1,318,920
LDK Solar Company, Ltd., ADR *	33,250	998,165
Penn Virginia Corp.	34,200	1,827,648
St. Mary Land & Exploration Company	70,790	2,523,664

		20,192,174
Financial - 3.69%
Allied World Assurance Holdings, Ltd.	100,670	3,575,798
Arch Capital Group, Ltd. *	6,900	503,907
Comerica, Inc.	25,530	837,129
International Bancshares Corp.	41,758	1,127,466
ProAssurance Corp. *	42,771	2,395,176
Signature Bank *	41,670	1,453,450

		9,892,926
Funds - 0.35%
iShares Russell 2000 Growth Index Fund (a)	13,100	926,432

Industrial - 17.00%
Aecom Technology Corp. *	210,860	5,153,418
American Ecology Corp.	117,490	3,250,948
Axsys Technologies, Inc. *	23,564	1,388,862
Cubic Corp.	65,400	1,608,186
FLIR Systems, Inc. *	126,560	4,862,435
Flowserve Corp.	26,470	2,349,742
Heartland Express, Inc.	91,800	1,424,736
Hub Group, Inc., Class A *	105,470	3,970,946
Itron, Inc. *	30,642	2,712,736
J.B. Hunt Transport Services, Inc.	54,830	1,829,677
Kansas City Southern *	73,490	3,260,016
Landstar Systems, Inc.	33,870	1,492,312
Snap-on, Inc.	94,080	4,954,253
Teledyne Technologies, Inc. *	59,504	3,401,249
Waste Connections, Inc. *	79,955	2,742,457
Werner Enterprises, Inc.	53,170	1,154,321

		45,556,294
Technology - 11.31%
CACI International, Inc., Class A *	88,550	4,436,355
Cavium Networks, Inc. *	79,390	1,117,811
Concur Technologies, Inc. *	36,690	1,403,760
FactSet Research Systems, Inc.	61,627	3,220,011
Microsemi Corp. *	124,040	3,160,539
MSCI, Inc. *	51,480	1,235,520
ON Semiconductor Corp. *	376,590	2,545,748
Red Hat, Inc. *	160,340	2,416,324
Skyworks Solutions, Inc. *	326,070	2,725,945
Solera Holdings, Inc. *	157,870	4,534,027

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology (continued)
Sykes Enterprises, Inc. *	160,690	$3,528,752

		30,324,792

TOTAL COMMON STOCKS (Cost $278,587,489)		264,459,933

SHORT TERM INVESTMENTS - 2.07%
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	$5,557,858	$5,557,858

TOTAL SHORT TERM INVESTMENTS
(Cost $5,557,858)		$5,557,858

REPURCHASE AGREEMENTS - 4.72%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$12,647,439 on 10/1/2008,
collateralized by $12,865,000
Federal Home Loan Mortgage
Corp., 4.15% due 01/29/2013
(valued at $12,900,507, including
interest)	$12,647,000	$12,647,000

TOTAL REPURCHASE AGREEMENTS
(Cost $12,647,000)		$12,647,000

Total Investments (Small Cap Growth Trust)
(Cost $296,792,347) - 105.45%		$282,664,791
Liabilities in Excess of Other Assets - (5.45)%		(14,603,669)

TOTAL NET ASSETS - 100.00%		$268,061,122

Small Cap Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.75%

Basic Materials - 3.35%
A. Schulman, Inc.	8,948	$176,991
AbitibiBowater, Inc. *	9,176	35,511
AMCOL International Corp.	8,308	259,708
American Vanguard Corp.	6,430	96,964
Apex Silver Mines, Ltd. *	21,297	36,631
Arch Chemicals, Inc.	8,023	283,212
Balchem Corp.	6,171	164,581
Boise, Inc. *	12,654	19,740
Brush Engineered Materials, Inc. *	6,521	121,095
Buckeye Technologies, Inc. *	13,021	106,642
China Precision Steel, Inc. * (a)	5,979	19,910
Coeur d'Alene Mines Corp. *	179,013	273,890
Compass Minerals International, Inc.	10,333	541,346
Deltic Timber Corp.	3,530	224,649
Ferro Corp.	14,118	283,772
General Moly, Inc. *	20,745	90,241
General Steel Holdings, Inc. *	3,665	26,168
Gibraltar Industries, Inc.	8,755	163,806
H.B. Fuller Company	16,821	351,054
Hecla Mining Company *	42,004	196,579
Hercules, Inc.	35,907	710,600

The accompanying notes are an integral part of the financial statements.
304

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Basic Materials (continued)
Horsehead Holding Corp. *	11,327	$66,829
ICO, Inc. *	10,043	56,341
Innophos Holdings, Inc.	3,430	83,623
Innospec, Inc.	7,832	94,454
Kaiser Aluminum Corp.	4,985	214,106
Landec Corp. *	8,946	73,268
Louisiana-Pacific Corp.	33,108	307,904
Mercer International, Inc. *	10,948	40,070
Metabolix, Inc. * (a)	6,711	73,016
Minerals Technologies, Inc.	6,027	357,763
Neenah Paper, Inc.	5,165	102,267
Newmarket Corp.	4,285	225,220
Olin Corp.	23,788	461,487
Olympic Steel, Inc.	2,899	85,491
OM Group, Inc. *	9,704	218,340
P.H. Glatfelter Company	14,808	200,500
Penford Corp.	4,476	79,180
PolyOne Corp. *	30,248	195,100
Potlatch Corp.	12,374	574,030
Quaker Chemical Corp.	3,581	101,915
Rock-Tenn Company, Class A	12,140	485,357
Rockwood Holdings, Inc. *	13,316	341,689
Royal Gold, Inc.	10,280	369,669
RTI International Metals, Inc. *	7,340	143,570
Schweitzer Mauduit International, Inc.	5,594	106,230
Sensient Technologies Corp.	15,258	429,208
ShengdaTech, Inc. * (a)	10,056	70,392
Solutia, Inc. *	19,741	276,374
Spartech Corp.	10,179	100,772
Stepan Company	2,264	123,546
Stillwater Mining Company *	12,697	73,770
Symyx Technologies, Inc. *	12,050	119,415
Universal Stainless & Alloy Products, Inc. *	2,304	58,867
Uranium Resources, Inc. *	15,857	26,798
USEC, Inc. * (a)	35,522	192,174
W. R. Grace & Company *	23,123	349,620
Wausau-Mosinee Paper Corp.	15,463	156,640
Westlake Chemical Corp.	6,130	128,914
Xerium Technologies, Inc.	7,702	49,601
Zep, Inc.	7,126	125,703
Zoltek Companies, Inc. *	8,861	151,612

		11,673,915
Communications - 7.23%
1-800-Flowers.com, Inc. *	9,788	58,924
3Com Corp. *	129,633	302,045
Acme Packet, Inc. *	9,231	52,894
Adaptec, Inc. *	40,911	134,188
ADTRAN, Inc.	17,821	347,331
Airvana, Inc. *	8,028	47,285
Alaska Communications Systems Group, Inc. (a)	14,607	178,644
Anaren, Inc. *	5,642	57,266
Anixter International, Inc. *	9,379	558,144
Applied Signal Technology, Inc.	4,935	85,770
Ariba, Inc. *	27,470	388,151
Arris Group, Inc. *	39,159	302,699
Art Technology Group, Inc. *	41,922	147,565

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
Aruba Networks, Inc. *	17,368	$89,098
AsiaInfo Holdings, Inc. *	11,244	103,220
Atheros Communications, Inc. *	18,916	446,039
Atlantic Tele-Network, Inc.	3,250	91,000
Avocent Corp. *	14,347	293,540
Belo Corp., Class A	36,300	216,348
BigBand Networks, Inc. *	11,612	42,848
Black Box Corp.	5,677	196,027
Blue Coat Systems, Inc. *	10,923	154,997
Blue Nile, Inc. * (a)	4,292	183,998
Cbeyond Communications, Inc. *	7,895	113,609
Centennial Communications Corp., Class A *	22,345	139,433
China Information Security Technology, Inc. * (a)	7,810	36,707
Chordiant Software, Inc. *	10,385	53,275
Cincinnati Bell, Inc. *	79,514	245,698
CKX, Inc. *	18,811	115,876
Cogent Communications Group, Inc. * (a)	15,315	118,232
comScore, Inc. *	5,823	102,659
Comtech Telecommunications Corp. *	7,730	380,625
Consolidated Communications Holdings, Inc.	8,269	124,697
Constant Contact, Inc. * (a)	6,701	114,386
Courier Corp.	4,100	83,476
Cox Radio, Inc., Class A *	9,066	95,737
CPI International, Inc. *	3,710	53,721
Cumulus Media, Inc., Class A *	12,008	51,154
Cybersource Corp. *	22,086	355,805
DealerTrack Holdings, Inc. *	13,737	231,331
DG Fastchannel, Inc. *	5,208	114,159
Dice Holdings, Inc. *	5,501	39,057
Digital River, Inc. *	11,823	383,065
Dolan Media Company *	7,508	75,756
Drugstore.com, Inc. *	31,253	73,445
Earthlink, Inc. *	35,122	298,537
EMS Technologies, Inc. *	5,264	117,440
Entercom Communications Corp.	9,102	45,692
Entravision Communications Corp., Class A *	20,660	55,575
Entrust, Inc. *	22,412	48,186
eResearch Technology, Inc. *	13,892	165,454
Extreme Networks, Inc. *	39,243	132,249
Fairpoint Communications, Inc.	28,835	249,999
FiberTower Corp. *	42,756	59,003
Finisar Corp. *	30,827	31,135
Fisher Communications, Inc. *	2,724	107,326
Foundry Networks, Inc. *	46,444	845,745
General Communication, Inc., Class A *	15,609	144,539
GeoEye, Inc. *	6,113	135,281
Global Crossing, Ltd. *	8,598	130,346
Global Sources, Ltd. *	6,030	60,722
Global Traffic Network, Inc. *	5,291	49,048
Globalstar, Inc. *	16,920	28,764
Globecomm Systems, Inc. *	7,868	68,766
Gray Television, Inc.	16,686	28,700
Greenfield Online, Inc. *	8,994	156,496
GSI Commerce, Inc. *	7,679	118,871
Harmonic, Inc. *	30,233	255,469
Harris Stratex Networks, Inc., Class A *	8,683	67,814

The accompanying notes are an integral part of the financial statements.
305

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
Harte-Hanks, Inc.	11,967	$124,098
Hughes Communications, Inc. *	2,456	90,135
Hypercom Corp. *	18,682	74,354
i2 Technologies, Inc. *	5,541	74,748
iBasis, Inc. *	11,031	38,498
ICO Global Communications Holdings, Ltd. *	34,481	37,584
Idearc, Inc.	47,224	59,030
Infinera Corp. *	29,862	285,481
InfoSpace, Inc. *	11,501	124,786
InterDigital, Inc. *	14,559	350,144
Internap Network Services Corp. *	16,934	58,930
Internet Brands, Inc. *	7,536	52,526
Internet Capital Group, Inc. *	13,021	105,600
Interwoven, Inc. *	14,698	207,536
inVentiv Health, Inc. *	10,622	187,584
Iowa Telecommunications Services, Inc.	10,686	199,614
iPCS, Inc. *	5,705	127,050
Ixia *	14,172	104,448
J2 Global Communications, Inc. *	14,161	330,659
Journal Communications, Inc.	15,260	74,469
Keynote Systems, Inc. *	5,482	72,636
Knology, Inc. *	9,802	79,102
Lee Enterprises, Inc. (a)	15,419	53,966
Lin TV Corp. *	9,675	49,923
Liquidity Services, Inc. *	5,092	55,248
LoopNet, Inc. *	9,562	93,994
Loral Space & Communications, Inc. *	4,144	61,207
Marchex, Inc., Class B	7,875	81,034
Martha Stewart Living
Omnimedia, Inc., Class A * (a)	8,570	72,931
Mastec, Inc. *	13,888	184,571
McClatchy Company, Class A (a)	19,033	83,745
Media General, Inc., Class A	7,745	96,270
Mediacom Communications Corp., Class A *	14,539	86,071
Mercadolibre, Inc. *	8,146	165,771
ModusLink Global Solutions, Inc. *	16,162	155,317
Move, Inc. *	42,278	89,629
Netflix, Inc. * (a)	12,883	397,827
Neutral Tandem, Inc. *	5,633	104,436
Newport Corp. *	11,921	128,508
Nextwave Wireless, Inc. *	16,996	10,198
NIC, Inc. *	13,064	90,142
Novatel Wireless, Inc. *	10,313	62,497
NTELOS Holdings Corp.	9,790	263,253
Online Resources Corp. *	9,862	76,628
Oplink Communications, Inc. *	7,444	89,849
OpNext, Inc. *	6,597	30,280
Orbcomm, Inc. *	10,947	53,969
Orbitz Worldwide, Inc. *	11,919	69,965
Outdoor Channel Holdings, Inc. *	7,703	67,786
Overstock.com, Inc. *	4,999	99,030
PAETEC Holding Corp. *	40,035	86,075
Parkervision, Inc. *	7,813	78,130
PC-Tel, Inc. *	8,075	75,259
Perficient, Inc. *	10,454	69,415
Plantronics, Inc.	15,565	350,524

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
Playboy Enterprises, Inc., Class B *	9,232	$36,374
Polycom, Inc. *	27,819	643,453
Powerwave Technologies, Inc. *	42,658	168,926
Premiere Global Services, Inc. *	19,826	278,754
R.H. Donnelley Corp. *	22,646	45,066
RCN Corp. *	13,316	163,254
RealNetworks, Inc. *	28,990	147,269
RF Micro Devices, Inc. *	83,837	244,804
RightNow Technologies, Inc. *	9,217	115,858
S1 Corp. *	16,399	100,362
Sapient Corp. *	28,445	211,346
SAVVIS, Inc. * (a)	12,251	164,653
Scholastic Corp.	7,714	198,096
Secure Computing Corp. *	17,692	96,952
Shenandoah Telecommunications Company	8,071	178,127
ShoreTel, Inc. *	15,513	89,045
Shutterfly, Inc. *	6,496	62,427
Sinclair Broadcast Group, Inc., Class A	17,990	90,670
SonicWALL, Inc. *	18,878	98,921
Sonus Networks, Inc. *	65,317	188,113
Sourcefire, Inc. *	7,780	56,716
Stamps.com, Inc. *	5,010	58,467
Starent Networks Corp. *	9,540	123,448
SupportSoft, Inc. *	18,590	55,770
Switch & Data Facilities Company, Inc. *	6,788	84,511
Sycamore Networks, Inc. *	61,916	199,989
Symmetricom, Inc. *	16,509	82,050
Syniverse Holdings, Inc. *	16,464	273,467
TechTarget, Inc. *	4,638	32,466
Tekelec, Inc. *	20,894	292,307
TeleCommunication Systems, Inc. *	12,345	85,304
Terremark Worldwide, Inc. *	17,658	121,310
The Knot, Inc. *	9,760	81,496
TheStreet.com, Inc.	6,364	38,120
Thinkorswim Group, Inc. *	16,841	140,286
TIBCO Software, Inc. *	59,421	434,962
TW Telecom, Inc. *	47,212	490,533
United Online, Inc.	24,736	232,766
USA Mobility, Inc. *	9,076	99,836
UTStarcom, Inc. * (a)	35,791	120,616
ValueClick, Inc. *	30,349	310,470
VASCO Data Security International, Inc. *	8,757	90,723
Viasat, Inc. *	8,271	195,030
Vignette Corp. *	8,585	92,203
Virgin Mobile USA, Inc. *	11,358	33,393
Vocus, Inc. *	5,268	178,901
Websense, Inc. *	14,566	325,550
Website Pros, Inc. *	9,452	51,041
World Wrestling Entertainment, Inc., Class A	7,103	109,812

		25,187,554
Consumer, Cyclical - 11.62%
99 Cents Only Stores *	15,054	165,142
Accuride Corp. *	12,195	19,512
Aeropostale, Inc. *	21,915	703,691
AFC Enterprises, Inc. *	9,030	65,558
Airtran Holdings, Inc. *	38,517	93,596

The accompanying notes are an integral part of the financial statements.
306

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Alaska Air Group, Inc. *	11,488	$234,240
Allegiant Travel Company *	4,526	159,858
Ambassadors Group, Inc.	6,629	105,467
American Apparel, Inc. *	11,039	90,520
American Axle & Manufacturing Holdings, Inc.	14,688	78,728
American Woodmark Corp. (a)	3,750	84,187
Americas Car Mart, Inc. *	3,934	73,133
Amerigon, Inc. *	7,766	51,100
Ameristar Casinos, Inc.	8,416	119,423
ArvinMeritor, Inc.	23,445	305,723
Asbury Automotive Group, Inc.	10,096	116,306
ATC Technology Corp. *	6,936	164,661
Audiovox Corp., Class A *	6,371	59,696
Bally Technologies, Inc. *	17,515	530,354
Beacon Roofing Supply, Inc. *	14,538	227,084
Beazer Homes USA, Inc. *	13,132	78,529
Bebe Stores, Inc.	12,271	119,888
Big 5 Sporting Goods Corp.	8,159	84,201
BJ's Restaurants, Inc. *	6,283	75,019
Blockbuster, Inc., Class A * (a)	57,571	118,021
BMP Sunstone Corp. *	8,358	58,005
Bob Evans Farms, Inc.	9,982	272,409
Borders Group, Inc.	19,905	130,577
Brightpoint, Inc. *	16,177	116,474
Brown Shoe, Inc.	13,482	220,835
Brunswick Corp.	27,805	355,626
Buffalo Wild Wings, Inc. *	5,764	231,943
Build A Bear Workshop, Inc. *	5,918	43,083
Cabela's, Inc. *	12,511	151,133
Cache, Inc. *	4,244	29,156
California Pizza Kitchen, Inc. *	7,269	93,552
Callaway Golf Company	21,319	299,958
Carter's, Inc. *	18,244	359,954
Casey's General Stores, Inc.	16,494	497,624
Cash America International, Inc.	9,325	336,073
Casual Male Retail Group, Inc. *	13,531	53,177
Cato Corp., Class A	9,000	157,950
Cavco Industries, Inc. *	2,393	86,507
CBRL Group, Inc.	7,164	188,413
CEC Entertainment, Inc. *	6,984	231,869
Champion Enterprises, Inc. *	25,084	139,216
Charlotte Russe Holding, Inc. *	6,774	69,433
Charming Shoppes, Inc. *	36,567	178,813
Cherokee, Inc. (a)	3,133	68,863
Chico's FAS, Inc. *	56,122	306,987
Children's Place Retail Stores, Inc. *	7,465	248,958
Chindex International, Inc. * (a)	5,531	60,067
Christopher & Banks Corp.	11,453	87,844
Churchill Downs, Inc.	3,303	161,781
Cinemark Holdings, Inc. (a)	9,455	128,588
Circuit City Stores, Inc.	54,501	41,421
Citi Trends, Inc. *	4,678	76,205
CKE Restaurants, Inc.	17,037	180,592
Coldwater Creek, Inc. *	18,627	107,850
Collective Brands, Inc. *	20,373	373,030
Columbia Sportswear Company	3,925	164,693

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Commercial Vehicle Group, Inc. *	7,388	$52,529
Conn's, Inc. *	3,267	61,126
Cooper Tire & Rubber Company	18,836	161,990
Core-Mark Holding Company, Inc. *	3,428	85,666
Crocs, Inc. * (a)	26,650	95,407
Dana Holding Corp. *	32,093	155,330
Deckers Outdoor Corp. *	4,162	433,181
Denny's Corp. *	31,998	82,555
Dillard's, Inc., Class A	17,928	211,550
DineEquity, Inc.	5,656	95,360
Domino's Pizza, Inc. *	13,203	160,284
DSW, Inc., Class A *	4,477	61,335
DTS, Inc. *	5,789	161,108
Ethan Allen Interiors, Inc. (a)	7,726	216,483
Exide Technologies *	24,134	178,109
FGX International Holdings, Ltd. *	5,164	57,165
Finish Line, Inc.	13,783	137,692
First Cash Financial Services, Inc. *	6,537	98,055
Fleetwood Enterprises, Inc. *	22,493	22,943
Force Protection, Inc. *	22,339	59,869
Fred's, Inc., Class A	13,027	185,244
Fuel Systems Solutions, Inc. *	3,944	135,871
Furniture Brands International, Inc. (a)	13,175	138,601
G & K Services Inc., Class A	6,301	208,248
Gaylord Entertainment Company * (a)	13,198	387,625
Genesco, Inc. *	8,207	274,770
G-III Apparel Group, Ltd. *	4,891	91,511
Great Wolf Resorts, Inc. *	11,083	40,564
Group 1 Automotive, Inc.	7,334	159,368
Gymboree Corp. *	9,009	319,819
Haverty Furniture Companies, Inc.	6,796	77,746
Hawaiian Holdings, Inc. *	13,057	121,169
Hayes Lemmerz International, Inc. *	34,368	93,825
Herman Miller, Inc.	17,794	435,419
Hibbett Sports, Inc. *	9,163	183,443
HNI Corp.	14,094	357,142
Hooker Furniture Corp.	3,705	65,764
Hot Topic, Inc. *	14,749	97,491
Houston Wire & Cable Company (a)	5,982	102,711
Hovnanian Enterprises, Inc., Class A *	15,352	122,662
Iconix Brand Group, Inc. * (a)	18,581	243,039
Insight Enterprises, Inc. *	15,111	202,638
Interface, Inc., Class A	17,142	194,905
J. Crew Group, Inc. *	13,477	385,038
Jack in the Box, Inc. *	19,272	406,639
Jakks Pacific, Inc. *	8,857	220,628
JetBlue Airways Corp. *	54,918	271,844
Jo-Ann Stores, Inc. *	8,154	171,071
Jos. A. Bank Clothiers, Inc. * (a)	5,801	194,914
Kimball International, Inc., Class B	11,546	124,697
Knoll, Inc.	15,520	234,662
Krispy Kreme Doughnuts, Inc. *	19,383	63,964
K-Swiss, Inc., Class A	8,731	151,919
Landry's Restaurants, Inc.	4,215	65,543
La-Z-Boy, Inc. (a)	17,021	158,636
Leapfrog Enterprises, Inc., Class A *	11,445	120,859

The accompanying notes are an integral part of the financial statements.
307

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Lear Corp. *	20,287	$213,013
Libbey, Inc.	5,694	48,456
Life Time Fitness, Inc. * (a)	11,141	348,379
Lodgian, Inc. *	6,785	52,923
Longs Drug Stores Corp.	9,836	743,995
Lululemon Athletica, Inc. *	5,797	133,505
Lumber Liquidators, Inc. *	3,232	40,594
M/I Homes, Inc.	5,000	113,900
Macrovision Solutions Corp. *	26,327	404,909
Maidenform Brands, Inc. *	7,598	110,247
Marcus Corp.	6,947	111,708
Marinemax, Inc. *	6,206	44,869
Marvel Entertainment, Inc. *	15,636	533,813
Meritage Homes Corp. * (a)	10,056	248,383
Mobile Mini, Inc. *	11,117	214,892
Modine Manufacturing Company	10,496	151,982
Monarch Casino & Resort, Inc. *	4,915	55,982
Morgans Hotel Group Company *	9,478	103,405
Movado Group, Inc.	5,338	119,304
MWI Veterinary Supply, Inc. *	3,410	133,979
National Cinemedia, Inc.	14,143	156,280
National Presto Industries, Inc.	1,629	121,360
New York & Company, Inc. *	7,514	71,684
Nu Skin Enterprises, Inc., Class A	16,138	261,758
O'Charley's, Inc.	6,964	60,935
O'Reilly Automotive, Inc. *	6,116	163,725
Owens & Minor, Inc.	12,930	627,105
Oxford Industries, Inc.	4,736	122,331
P.F. Chang's China Bistro, Inc. * (a)	7,862	185,071
Pacific Sunwear of California, Inc. *	22,726	152,946
Pantry, Inc. *	7,728	163,756
Papa John's International, Inc. *	7,169	194,710
PC Mall, Inc. *	3,883	26,521
Perry Ellis International, Inc. *	3,851	57,418
Pier 1 Imports, Inc. *	28,725	118,634
Pinnacle Entertainment, Inc. *	19,367	146,414
Polaris Industries, Inc. (a)	10,521	478,600
Pool Corp. (a)	15,510	361,848
PriceSmart, Inc.	4,774	79,917
Quiksilver, Inc. *	40,497	232,453
RC2 Corp. *	5,937	118,740
Red Robin Gourmet Burgers, Inc. *	5,430	145,524
Regis Corp.	13,610	374,275
Republic Airways Holdings, Inc. *	11,311	115,259
Retail Ventures, Inc. *	10,114	39,445
Rick's Cabaret International, Inc. *	2,297	22,557
Riviera Holdings Corp. *	4,028	29,606
Ruby Tuesday, Inc. *	17,129	99,177
Rush Enterprises, Inc., Class A *	16,442	210,458
Ryland Group, Inc.	13,605	360,805
Sally Beauty Holdings, Inc. *	30,589	263,065
ScanSource, Inc. *	8,477	244,053
School Specialty, Inc. *	6,417	200,146
Sealy Corp.	14,919	96,377
Shoe Carnival, Inc. *	3,336	54,644
Shuffle Master, Inc. *	12,281	62,510

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Six Flags, Inc. * (a)	29,791	$20,556
Skechers U.S.A., Inc., Class A *	10,422	175,402
Skyline Corp.	2,669	70,542
SkyWest, Inc.	18,274	292,019
Sonic Automotive, Inc.	8,163	69,059
Sonic Corp. *	19,489	283,955
Speedway Motorsports, Inc.	4,554	88,712
Stage Stores, Inc.	12,365	168,906
Standard Pacific Corp. *	24,624	120,904
Stein Mart, Inc.	9,481	37,071
Steinway Musical Instruments, Inc. *	2,706	76,634
Steven Madden, Ltd. *	5,904	146,301
Superior Industries International, Inc. (a)	7,446	142,665
Susser Holdings Corp. *	3,395	51,129
Systemax, Inc. *	3,499	49,196
Talbots, Inc. (a)	8,018	105,036
Tempur-Pedic International, Inc.	23,836	280,311
Tenneco, Inc. *	14,873	158,100
Texas Roadhouse, Inc., Class A *	17,105	153,774
The Buckle, Inc.	4,871	270,535
The Cheesecake Factory, Inc. *	21,406	312,956
The Dress Barn, Inc. *	14,348	219,381
The Men's Wearhouse, Inc.	16,373	347,763
The Nautilus Group, Inc. * (a)	8,415	38,457
The Pep Boys - Manny, Moe & Jack	13,836	85,506
The Steak & Shake Company * (a)	11,002	95,497
The Wet Seal, Inc., Class A *	30,105	109,281
Timberland Company, Class A *	15,341	266,473
Titan International, Inc.	10,948	233,411
Titan Machinery, Inc. *	2,423	50,423
TiVo, Inc. *	33,693	246,633
Town Sports International Holdings, Inc. *	6,526	39,809
Tractor Supply Company *	10,633	447,118
True Religion Apparel, Inc. * (a)	5,501	142,201
Tuesday Morning Corp. *	11,182	46,182
Tween Brands, Inc. *	7,998	78,300
UAL Corp. *	39,804	349,877
Ulta Salon, Cosmetics & Fragrance, Inc. *	6,697	88,936
Under Armour, Inc., Class A * (a)	10,476	332,718
Unifi, Inc. *	20,197	97,753
Unifirst Corp.	4,575	197,137
United Stationers, Inc. *	7,513	359,347
Universal Electronics, Inc. *	4,782	119,454
US Airways Group, Inc. *	29,824	179,839
Vail Resorts, Inc. * (a)	10,017	350,094
Visteon Corp. *	43,519	100,964
Volcom, Inc. *	5,918	102,263
Wabash National Corp.	10,535	99,556
Warnaco Group, Inc. *	14,469	655,301
Watsco, Inc.	7,392	371,670
Wendy's/Arby's Group, Inc. *	18,911	99,472
Weyco Group, Inc.	2,161	72,329
Winnebago Industries, Inc.	9,633	124,458
WMS Industries, Inc. *	14,032	428,958
Wolverine World Wide, Inc.	15,841	419,153
Wonder Auto Technology, Inc. *	5,468	35,050

The accompanying notes are an integral part of the financial statements.
308

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
World Fuel Services Corp.	9,197	$211,807
Zale Corp. * (a)	11,291	282,275
Zumiez, Inc. *	6,341	104,500

		40,481,476
Consumer, Non-cyclical - 21.10%
Aaron Rents, Inc., Class B	14,477	391,892
Abaxis, Inc. *	6,962	137,151
Abiomed, Inc. *	10,052	178,423
ABM Industries, Inc.	13,932	304,275
Acadia Pharmaceuticals, Inc. *	12,101	32,431
Accelrys, Inc. *	10,936	60,039
Acco Brands Corp. *	17,483	131,822
Accuray, Inc. *	11,941	96,364
Acorda Therapeutics, Inc. *	10,486	250,091
Actrade Financial Technologies, Ltd. *	722	917
Administaff, Inc.	6,866	186,893
Adolor Corp. *	16,045	55,355
Advance America Cash Advance Centers, Inc.	14,875	44,476
Affymax, Inc. *	3,870	76,819
Affymetrix, Inc. *	22,055	170,706
AgFeed Industries, Inc. *	6,455	50,994
Air Methods Corp. *	3,480	98,519
Akorn, Inc. *	19,328	99,153
Albany Molecular Research, Inc. *	7,568	136,905
Alexion Pharmaceuticals, Inc. *	24,468	961,592
Alexza Pharmaceuticals, Inc. *	9,914	48,975
Alico, Inc.	1,456	69,058
Align Technology, Inc. *	19,973	216,308
Alkermes, Inc. *	30,491	405,530
Alliance Imaging, Inc. *	8,907	91,475
Alliance One International, Inc. *	31,887	121,171
Allos Therapeutics, Inc. *	17,542	129,986
Almost Family, Inc. *	2,359	93,298
Alnylam Pharmaceuticals, Inc. *	11,399	330,001
Alpharma, Inc., Class A *	14,040	517,936
AMAG Pharmaceuticals, Inc. *	5,501	213,054
Amedisys, Inc. *	8,416	409,607
American Greetings Corp., Class A	15,587	238,325
American Medical Systems Holdings, Inc. *	23,334	414,412
American Oriental Bioengineering, Inc. *	19,599	127,198
American Public Education, Inc. *	3,584	173,036
AMERIGROUP Corp. *	16,816	424,436
AMN Healthcare Services, Inc. *	10,875	191,074
AmSurg Corp. *	10,005	254,827
Andersons, Inc.	5,761	202,902
AngioDynamics, Inc. *	7,939	125,436
Apria Healthcare Group, Inc. *	13,881	253,189
Arbitron, Inc.	8,725	389,920
Ardea Biosciences, Inc. *	4,331	59,898
Arena Pharmaceuticals, Inc. *	24,764	123,820
Ariad Pharmaceuticals, Inc. *	25,676	63,420
Arqule, Inc. *	15,574	50,148
Array BioPharma, Inc. *	16,302	125,199
ArthroCare Corp. * (a)	8,490	235,343
Assisted Living Concepts, Inc. *	17,985	114,564
athenahealth, Inc. *	6,707	223,142

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Auxilium Pharmaceuticals, Inc. *	13,221	$428,360
B&G Foods, Inc.	7,275	52,016
Bankrate, Inc. * (a)	4,074	158,519
Bio Reference Labs, Inc. *	3,965	114,588
Biodel, Inc. *	3,720	12,462
BioForm Medical, Inc. *	8,445	33,104
BioMimetic Therapeutics, Inc. *	4,578	50,633
Bio-Rad Laboratories, Inc., Class A *	5,963	591,053
Blyth, Inc.	8,256	93,623
Boston Beer Company, Inc. *	2,745	130,360
Bowne & Company, Inc.	9,066	104,712
Bruker BioSciences Corp. *	16,144	215,200
Cadence Pharmaceuticals, Inc. *	7,574	67,257
Cadiz, Inc. *	5,086	96,990
Calavo Growers, Inc.	4,181	52,095
Cal-Maine Foods, Inc. (a)	4,147	113,794
Cambrex Corp. *	10,265	63,130
Cantel Medical Corp. *	4,567	43,935
Capella Education Company *	4,564	195,613
Capital Senior Living Corp. *	8,247	62,677
Caraco Pharmaceutical Labs *	3,492	43,685
CardioNet, Inc. *	1,548	38,638
Catalyst Health Solutions, Inc. *	10,517	274,704
CBIZ, Inc. *	14,996	126,716
CDI Corp.	4,287	95,729
Celera Corp. *	25,423	392,785
Cell Genesys, Inc. * (a)	28,675	16,918
Centene Corp. *	13,799	283,017
Central Garden & Pet Company, Class A *	21,234	126,342
Cenveo, Inc. *	15,827	121,710
Cepheid, Inc. *	18,249	252,384
Chattem, Inc. *	5,472	427,801
Chemed Corp.	7,537	309,469
China Sky One Medical, Inc. *	2,895	35,174
Chiquita Brands International, Inc. * (a)	13,766	217,640
Clinical Data, Inc. * (a)	5,386	86,607
Coca-Cola Bottling Company Consolidated	1,646	71,864
Coinstar, Inc. *	9,004	288,128
Columbia Laboratories, Inc. *	16,774	43,948
Compass Diversified Trust	8,512	118,657
Conceptus, Inc. *	9,865	163,562
CONMED Corp. *	9,146	292,672
Consolidated Graphics, Inc. *	3,252	98,633
Corinthian Colleges, Inc. *	27,268	409,020
Cornell Corrections, Inc. *	3,848	104,589
CorVel Corp. *	2,767	79,164
CoStar Group, Inc. * (a)	6,348	288,136
Cougar Biotechnology, Inc. *	4,872	162,676
CPEX Pharmaceuticals, Inc. *	638	11,962
CRA International, Inc. *	3,651	100,329
Cross Country Healthcare, Inc. *	9,968	162,379
Cryolife, Inc. *	9,344	122,593
CSS Industries, Inc.	2,825	72,715
Cubist Pharmaceuticals, Inc. *	17,963	399,317
CV Therapeutics, Inc. *	19,869	214,585
Cyberonics, Inc. *	7,814	132,838

The accompanying notes are an integral part of the financial statements.
309

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Cynosure, Inc. *	3,257	$58,431
Cypress Biosciences, Inc. *	12,371	90,927
Cytokinetics, Inc. *	13,516	64,066
Cytori Therapeutics, Inc. *	7,558	39,906
Datascope Corp.	4,225	218,137
Deluxe Corp.	16,487	237,248
Dendreon Corp. * (a)	30,695	175,268
DepoMed, Inc. *	17,458	63,722
DexCom, Inc. *	9,247	57,239
Diamond Foods, Inc.	5,431	152,231
Discovery Laboratories, Inc. *	33,620	62,869
Dollar Financial Corp. *	7,986	122,905
Dollar Thrifty Automotive Group, Inc. *	7,509	14,492
Durect Corp. *	25,099	140,554
Dyax Corp. *	19,929	87,688
DynCorp International, Inc. *	7,871	131,918
Electro Rent Corp.	7,311	98,187
Elizabeth Arden, Inc. *	8,241	161,771
Emergency Medical Services Corp., Class A *	3,130	93,524
Emergent Biosolutions, Inc. *	4,450	58,251
Emeritus Corp. *	6,575	163,718
Ennis Business Forms, Inc.	8,656	133,822
Enzo Biochem, Inc. *	10,611	116,509
Enzon Pharmaceuticals, Inc. *	15,251	112,552
Euronet Worldwide, Inc. *	15,165	253,710
EV3, Inc. * (a)	22,741	228,320
Exactech, Inc. *	2,619	58,247
Exelixis, Inc. *	34,583	210,265
Exlservice Holdings, Inc. *	4,735	41,573
Exponent, Inc. *	4,875	161,314
Farmer Brothers Company	2,067	51,406
First Advantage Corp., Class A *	3,779	53,095
Five Star Quality Care, Inc. *	11,554	43,328
Flowers Foods, Inc.	25,416	746,214
Forrester Research, Inc. *	5,110	149,825
Fossil, Inc. *	14,521	409,928
Fresh Del Monte Produce, Inc. *	13,149	291,908
Gaiam, Inc., Class A *	6,104	64,702
Gartner Group, Inc., Class A *	18,952	429,831
Genomic Health, Inc. *	4,609	104,394
Genoptix, Inc. *	2,715	88,699
Gentiva Health Services, Inc. *	8,208	221,124
Geron Corp. * (a)	26,311	103,928
Gevity HR, Inc.	8,675	63,154
Global Cash Access, Inc. *	13,338	67,490
Great Lakes Dredge & Dock Company	13,748	86,750
Green Mountain Coffee Roasters, Inc. * (a)	5,739	225,772
GTx, Inc. *	6,180	117,544
H&E Equipment Services, Inc. *	5,261	50,821
Haemonetics Corp. *	8,108	500,426
Hain Celestial Group, Inc. *	13,033	358,798
Halozyme Therapeutics, Inc. *	20,112	147,622
Hanger Orthopedic Group, Inc. *	7,658	133,632
Hansen Medical, Inc. * (a)	5,642	75,828
Healthcare Services Group, Inc.	14,310	261,730
Healthsouth Corp. * (a)	25,360	467,385

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Healthspring, Inc. *	15,624	$330,604
Healthways, Inc. * (a)	11,215	180,898
Heartland Payment Systems, Inc. (a)	7,957	203,381
Heidrick & Struggles International, Inc.	5,547	167,242
Helen of Troy, Ltd. *	9,764	222,326
Hill International, Inc. *	7,685	106,437
HMS Holdings Corp. *	8,147	195,202
Hudson Highland Group, Inc. *	8,429	58,582
Human Genome Sciences, Inc. *	44,010	279,464
Huron Consulting Group, Inc. *	6,179	352,079
ICU Medical, Inc. *	3,749	114,007
Idenix Pharmaceuticals, Inc. *	8,950	64,709
Idera Pharmaceuticals, Inc. * (a)	6,939	97,632
I-Flow Corp. *	7,447	69,332
Immucor, Inc. *	22,356	714,498
Immunogen, Inc. *	15,870	77,922
Immunomedics, Inc. *	23,456	41,752
Imperial Sugar Company	4,379	59,292
Incyte Corp. *	21,779	166,609
Indevus Pharmaceuticals, Inc. *	29,462	98,698
Informatica Corp. *	28,397	368,877
Ingles Markets, Inc.	4,666	106,525
Inspire Pharmaceuticals, Inc. *	15,196	54,250
Insulet Corp. *	6,134	85,385
Integra LifeSciences Holdings Corp. * (a)	5,705	251,191
Interactive Data Corp.	11,529	290,761
Intermediate Parfums, Inc.	7,067	95,829
Intermune, Inc. * (a)	10,466	179,073
Invacare Corp.	10,178	245,697
IRIS International, Inc. *	6,223	111,392
Isis Pharmaceuticals, Inc. *	28,925	488,543
J & J Snack Foods Corp.	4,760	161,412
Jackson Hewitt Tax Service, Inc.	9,242	141,772
Javelin Pharmaceuticals, Inc. *	18,307	47,598
K12, Inc. *	2,091	55,412
Kelly Services, Inc., Class A	8,443	160,839
Kendle International, Inc. *	4,234	189,302
Kenexa Corp. *	7,410	117,004
Kensey Nash Corp. *	2,558	80,475
Kforce, Inc. *	10,229	104,438
Kindred Healthcare, Inc. *	8,851	244,022
Korn/Ferry International *	14,871	265,001
K-V Pharmaceutical Company, Class A *	10,204	231,733
Lance, Inc.	8,915	202,281
Landauer, Inc.	3,074	223,634
Learning Tree International, Inc. *	3,222	40,114
LECG Corp. *	8,938	72,130
Lexicon Genetics, Inc. *	29,229	52,028
LHC Group, Inc. *	4,831	137,587
Life Sciences Research, Inc. *	2,996	104,860
Ligand Pharmaceuticals, Inc., Class B *	28,070	82,807
Live Nation, Inc. *	24,335	395,930
Luminex Corp. *	11,764	294,218
M & F Worldwide Corp. *	4,205	168,200
Magellan Health Services, Inc. *	12,770	524,336
Mannatech, Inc. (a)	5,872	23,488

The accompanying notes are an integral part of the financial statements.
310

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Mannkind Corp. *	18,350	$70,831
Martek Biosciences Corp. *	10,373	325,920
Masimo Corp. *	14,716	547,435
Maui Land & Pineapple, Inc. *	1,963	53,963
MAXIMUS, Inc.	5,932	218,535
McGrath Rentcorp	7,605	219,176
Medarex, Inc. *	41,035	265,496
MedCath Corp. *	5,233	93,775
Medical Action, Inc. *	5,206	68,355
Medicines Company *	16,645	386,497
Medicis Pharmaceutical Corp., Class A	17,891	266,755
Medivation, Inc. * (a)	8,466	224,010
Mentor Corp.	10,645	253,990
Meridian Bioscience, Inc.	12,817	372,206
Merit Medical Systems, Inc. *	9,097	170,751
Microvision, Inc. *	20,160	39,110
Micrus Endovascular Corp. *	5,726	79,878
Midas, Inc. *	5,225	71,896
MiddleBrook Pharmaceuticals, Inc. * (a)	13,061	19,592
Molina Healthcare, Inc. *	4,573	141,763
Momenta Pharmaceuticals, Inc. *	8,002	104,906
Monro Muffler Brake, Inc.	8,303	191,467
MPS Group, Inc. *	30,010	302,501
Multi-Color Corp.	5,405	129,125
Myriad Genetics, Inc. *	14,228	923,113
Nabi Biopharmaceuticals *	19,376	90,292
Nanosphere, Inc. *	5,125	43,716
Nash Finch Company	4,190	180,673
National Healthcare Corp.	2,752	129,674
Natus Medical, Inc. *	8,953	202,875
Navigant Consulting Company *	15,492	308,136
Nektar Therapeutics *	30,782	110,507
Neogen Corp. *	7,207	203,093
Net 1 UEPS Technologies, Inc. *	14,444	322,535
Neurocrine Biosciences, Inc. *	13,992	65,622
Nighthawk Radiology Holdings, Inc. * (a)	8,570	61,875
Novavax, Inc. *	20,935	60,712
Noven Pharmaceuticals, Inc. *	8,311	97,072
NPS Pharmaceuticals, Inc. *	18,284	130,548
NutriSystem, Inc.	9,790	173,479
Nuvasive, Inc. *	11,387	561,721
NxStage Medical, Inc. * (a)	7,904	33,355
Obagi Medical Products, Inc. *	6,356	63,433
Odyssey Healthcare, Inc. *	10,882	110,452
Odyssey Marine Exploration, Inc. *	17,014	77,244
Omega Protein Corp. *	6,205	72,971
Omrix Biopharmaceuticals, Inc. *	4,661	83,618
On Assignment, Inc. *	11,905	93,811
Onyx Pharmaceuticals, Inc. *	17,700	640,386
Optimer Pharmaceuticals, Inc. *	9,370	74,492
OraSure Technologies, Inc. *	16,309	80,240
Orexigen Therapeutics, Inc. *	7,096	76,566
Orthofix International NV *	5,517	102,782
Orthovita, Inc. *	27,735	72,111
OSI Pharmaceuticals, Inc. *	18,209	897,522
Osiris Therapeutics, Inc. *	5,094	98,263

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Pain Therapeutics, Inc. * (a)	11,708	$114,387
Palomar Medical Technologies, Inc. *	6,381	85,888
Par Pharmaceutical Companies, Inc. *	10,992	135,092
Parexel International Corp. *	18,604	533,191
PDL BioPharma, Inc. *	39,130	364,300
Peets Coffee & Tea, Inc. *	5,063	141,359
PeopleSupport, Inc. *	7,706	90,083
PetMed Express, Inc. *	8,038	126,197
Pharmanet Development Group, Inc. *	6,243	45,074
Pharmasset, Inc. *	5,244	104,618
PharMerica Corp. *	9,797	220,335
PHH Corp. *	17,218	228,827
Pilgrim's Pride Corp.	14,388	35,826
POZEN, Inc. * (a)	8,527	89,619
Pre-Paid Legal Services, Inc. * (a)	2,644	109,092
Prestige Brands Holdings, Inc. *	10,922	96,987
PRG-Schultz International, Inc. *	5,872	52,613
Progenics Pharmaceuticals, Inc. *	8,633	114,905
Providence Service Corp. *	4,225	41,405
PSS World Medical, Inc. *	19,740	384,930
Psychiatric Solutions, Inc. *	17,653	669,931
Questcor Pharmaceuticals, Inc. *	17,649	129,720
Quidel Corp. *	9,133	149,873
RadNet, Inc. * (a)	7,862	31,527
Ralcorp Holdings, Inc. *	8,190	552,088
Regeneron Pharmaceuticals, Inc. *	19,876	433,893
RehabCare Group, Inc. *	6,048	109,469
Rent-A-Center, Inc. *	21,267	473,829
Repligen Corp. *	11,234	52,912
Res-Care, Inc. *	7,991	144,957
Resources Connection, Inc. *	14,652	330,110
Rigel Pharmaceuticals, Inc. *	11,723	273,732
Rollins, Inc.	13,582	257,786
RSC Holdings, Inc. *	15,261	173,365
RTI Biologics, Inc. *	17,639	164,925
Ruddick Corp.	13,524	438,854
Russ Berrie & Company, Inc. *	6,369	48,850
Salix Pharmaceuticals, Ltd. *	15,816	101,381
Sanderson Farms, Inc. (a)	6,502	238,883
Sangamo Biosciences, Inc. *	12,013	92,500
Savient Pharmaceuticals, Inc. *	17,299	257,928
Sciele Pharma, Inc. *	11,120	342,385
Seaboard Corp.	106	133,242
Seattle Genetics, Inc. *	19,797	211,828
Sequenom, Inc. *	14,862	395,626
Sirona Dental Systems, Inc. * (a)	5,386	125,386
Skilled Healthcare Group, Inc. *	6,049	96,119
Smart Balance, Inc. *	21,025	137,924
Somanetics Corp. *	4,393	96,075
SonoSite, Inc. *	5,492	172,449
Sotheby's	21,441	430,106
Spartan Motors, Inc.	16,168	51,414
Spartan Stores, Inc.	7,172	178,439
Spectranetics Corp. *	10,556	48,874
Spectrum Brands, Inc. * (a)	15,052	20,922
Spherion Corp. *	18,466	89,929

The accompanying notes are an integral part of the financial statements.
311

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Standard Parking Corp. *	5,943	$132,053
Steiner Leisure, Ltd. *	5,242	180,220
Stereotaxis, Inc. *	9,805	59,320
STERIS Corp.	18,470	694,103
Stewart Enterprises, Inc., Class A	26,768	210,396
Sucampo Pharmaceuticals, Inc. *	3,322	28,337
SuccessFactors, Inc. *	7,893	86,034
Sun Healthcare Group, Inc. *	13,842	202,924
Sunrise Senior Living, Inc. *	14,235	196,301
SurModics, Inc. * (a)	4,955	156,033
Symmetry Medical, Inc. *	11,481	213,087
Synovis Life Technologies, Inc. *	4,387	82,563
Synta Pharmaceuticals Corp. * (a)	7,064	53,828
Synutra International, Inc. *	1,293	26,028
Team, Inc. *	6,093	220,079
Tejon Ranch Company *	3,722	138,272
TeleTech Holdings, Inc. *	12,495	155,438
Tercica, Inc. *	6,454	57,699
Tetra Tech, Inc. *	18,816	452,713
The Advisory Board Company *	5,655	170,555
The Geo Group, Inc. *	16,273	328,877
The Great Atlantic & Pacific Tea Company,
Inc. * (a)	11,485	124,268
The Hackett Group, Inc. *	14,546	79,130
The Standard Register Company	5,485	54,027
Theravance, Inc. *	16,910	210,699
Thoratec Corp. *	17,522	459,953
TNS, Inc. *	7,966	154,301
TomoTherapy, Inc. *	14,035	64,280
Tootsie Roll Industries, Inc. (a)	7,927	229,170
Trans1, Inc. * (a)	4,367	43,190
TreeHouse Foods, Inc. *	10,015	297,446
Triple-S Management Corp. *	5,231	85,213
TrueBlue, Inc. *	14,148	228,632
Tupperware Brands Corp.	19,734	545,250
United Natural Foods, Inc. *	13,818	345,312
United Therapeutics Corp. *	7,079	744,498
Universal Corp.	8,585	421,438
Universal Technical Institute, Inc. *	7,128	121,604
US Physical Therapy, Inc. *	4,659	80,880
USANA Health Sciences, Inc. *	2,269	93,006
Valassis Communications, Inc. *	15,460	133,884
Valeant Pharmaceuticals International *	22,286	456,194
Vector Group, Ltd.	11,790	208,211
Viad Corp.	6,679	192,288
ViroPharma, Inc. *	22,326	292,917
Virtual Radiologic Corp *	2,779	22,677
VistaPrint, Ltd. * (a)	14,143	464,456
Vital Images, Inc. * (a)	6,201	93,015
Vital Signs, Inc.	2,577	190,440
Vivus, Inc. *	20,145	159,951
VNUS Medical Technologies *	4,577	95,797
Volcano Corp. *	15,260	263,845
Volt Information Sciences, Inc. *	4,320	38,794
Watson Wyatt Worldwide, Inc., Class A	13,541	673,394
WD-40 Company	5,694	204,585

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Weis Markets, Inc.	3,850	$138,639
West Pharmaceutical Services, Inc.	10,218	498,843
Winn-Dixie Stores, Inc. *	17,498	243,222
Wright Express Corp. *	12,427	370,946
Wright Medical Group, Inc. *	11,905	362,388
XenoPort, Inc. *	8,055	390,587
XOMA, Ltd. *	45,775	96,127
Zhongpin, Inc. *	6,356	67,564
Zoll Medical Corp. *	6,677	218,471
Zymogenetics, Inc. *	12,677	84,429

		73,513,822
Energy - 5.31%
Abraxas Petroleum Corp. *	14,492	37,824
Akeena Solar, Inc. *	7,421	28,126
Allis-Chalmers Energy, Inc. *	8,945	113,154
Alon USA Energy, Inc.	3,563	48,029
American Oil & Gas, Inc. * (a)	13,313	34,747
Approach Resources, Inc. *	2,992	43,264
Arena Resources, Inc. *	11,519	447,513
Ascent Solar Technologies, Inc. * (a)	2,680	16,294
Atlas America, Inc.	11,432	389,946
ATP Oil & Gas Corp. * (a)	8,885	158,242
Aventine Renewable Energy Holdings, Inc. *	10,063	31,799
Basic Energy Services, Inc. *	13,214	281,458
Berry Petroleum Company, Class A	13,521	523,668
Bill Barrett Corp. *	11,565	371,352
BMB Munai, Inc. * (a)	13,267	55,058
Bolt Technology Corp. *	4,565	66,056
BPZ Energy, Inc. *	19,157	329,500
Brigham Exploration Company *	14,793	162,575
Bronco Drilling Company, Inc. *	8,730	89,221
Cal Dive International, Inc. *	14,043	148,856
Callon Petroleum Company *	6,734	121,414
Cano Petroleum, Inc. *	12,752	29,457
Carbo Ceramics, Inc.	6,550	338,045
Carrizo Oil & Gas, Inc. *	8,668	314,388
Cheniere Energy, Inc. * (a)	16,534	37,201
Clayton Williams Energy, Inc. *	1,737	122,511
Clean Energy Fuels Corp. *	7,332	103,748
Complete Production Services, Inc. *	15,270	307,385
Comstock Resources, Inc. *	14,452	723,323
Comverge, Inc. *	7,270	33,442
Concho Resources, Inc. *	15,787	435,879
Contango Oil & Gas Company *	4,213	227,418
Crosstex Energy, Inc.	12,945	323,237
CVR Energy, Inc. *	7,360	62,707
Dawson Geophysical Company *	2,527	117,986
Delta Petroleum Corp. *	19,896	270,188
Double Eagle Petroleum & Mining Company *	3,721	53,136
Dril-Quip, Inc. *	9,797	425,092
Endeavour International Corp. *	41,891	55,296
Energy Partners, Ltd. *	10,410	90,255
Energy XXI Bermuda, Ltd.	22,451	68,251
Evergreen Energy, Inc. *	30,979	29,120
Evergreen Solar, Inc. *	33,854	186,874
EXCO Resources, Inc. *	23,713	386,996

The accompanying notes are an integral part of the financial statements.
312

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PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
Flotek Industries, Inc. *	7,500	$82,500
Fuelcell Energy, Inc. *	22,509	135,729
FX Energy, Inc. *	14,228	105,856
Gasco Energy, Inc. *	31,186	56,759
GeoGlobal Resources, Inc. * (a)	13,505	34,033
GeoMet, Inc. *	6,942	37,764
Georesources, Inc. *	1,889	21,648
GMX Resources, Inc. *	4,688	224,086
Goodrich Petroleum Corp. *	6,426	280,109
Gran Tierra Energy, Inc. *	30,626	113,622
Grey Wolf, Inc. *	56,798	441,888
Gulf Islands Fabrication, Inc.	3,962	136,570
Gulfport Energy Corp. *	8,423	84,651
Harvest Natural Resources, Inc. *	11,453	115,904
Headwaters, Inc. *	13,475	179,891
Hornbeck Offshore Services, Inc. *	7,326	282,930
Houston American Energy Corp.	5,478	34,621
International Coal Group, Inc. *	40,870	255,029
ION Geophysical Corp. *	27,007	383,229
James River Coal Company *	8,135	178,889
Lufkin Industries, Inc.	4,734	375,643
Matrix Service Company *	8,425	160,918
McMoran Exploration Company *	16,142	381,597
Meridian Resource Corp. *	27,125	49,910
Mitcham Industries, Inc. *	3,600	36,324
NATCO Group, Inc. *	6,399	257,112
National Coal Corp. *	8,925	46,678
Natural Gas Services Group, Inc. *	4,072	71,138
Newpark Resources, Inc. *	28,990	211,627
Northern Oil And Gas, Inc. *	6,588	53,560
Oilsands Quest, Inc. * (a)	52,993	158,449
Pacific Ethanol, Inc. * (a)	16,386	22,777
Panhandle Oil and Gas, Inc.	2,634	75,411
Parallel Petroleum Corp. *	13,247	124,787
Parker Drilling Company *	35,997	288,696
Penn Virginia Corp.	13,197	705,248
Petroleum Development Corp. *	4,779	212,044
Petroquest Energy, Inc. *	13,803	211,876
Pioneer Drilling Company *	15,887	211,297
Plug Power, Inc. *	29,583	29,287
Quantum Fuel Systems Technologies
Worldwide, Inc. *	23,987	30,943
Quest Resource Corp. *	7,235	19,245
RAM Energy Resources, Inc. *	13,404	38,738
Rex Energy Corp. *	5,418	85,388
Rosetta Resources, Inc. *	16,332	299,856
RPC, Inc.	9,305	130,828
Smith International, Inc.	6,074	356,179
Stone Energy Corp. *	9,929	420,295
SulphCo, Inc. * (a)	17,981	36,142
Superior Well Services, Inc. *	5,400	136,674
Swift Energy Company *	9,529	368,677
T-3 Energy Services, Inc. *	4,013	148,963
Toreador Resources Corp. * (a)	6,451	57,994
Trico Marine Services, Inc. *	4,080	69,686
Tri-Valley Corp. * (a)	8,741	55,418

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
TXCO Resources, Inc. *	11,567	$116,133
Union Drilling, Inc. *	4,758	50,387
VAALCO Energy, Inc. *	19,028	130,152
Venoco, Inc. *	6,558	85,254
VeraSun Energy Corp. * (a)	32,962	103,171
Warren Resources, Inc. *	18,758	187,205
Western Refining, Inc.	9,471	95,752
Westmoreland Coal Company *	3,706	58,555
Willbros Group, Inc. *	12,397	328,521

		18,520,274
Financial - 19.99%
1st Source Corp.	5,525	129,837
Abington Bancorp, Inc.	9,967	100,866
Acadia Realty Trust, REIT	10,447	264,100
Advanta Corp., Class B	12,882	106,019
Agree Realty Corp., REIT	3,664	104,790
Alexander's, Inc., REIT *	658	263,200
Ambac Financial Group, Inc.	92,711	216,017
American Campus Communities, Inc., REIT	12,854	435,494
American Equity Investment Life Holding
Company	17,986	134,895
American Physicians Capital, Inc.	2,978	126,059
American Safety Insurance Holdings, Ltd. *	4,628	69,929
Ameris Bancorp	6,885	102,242
Amerisafe, Inc. *	6,858	124,816
Amtrust Financial Services, Inc.	5,415	73,590
Anthracite Capital, Inc., REIT (a)	17,472	93,650
Anworth Mortgage Asset Corp., REIT	26,287	155,619
Apollo Investment Corp.	45,285	772,109
Ares Capital Corp.	30,926	322,558
Argo Group International Holdings, Ltd. *	8,782	323,617
Ashford Hospitality Trust, Inc., REIT	38,751	156,942
Aspen Insurance Holdings, Ltd.	26,885	739,337
Asset Acceptance Capital Corp. *	5,334	56,220
Associated Estates Realty Corp., REIT	6,487	84,526
Assured Guaranty, Ltd.	17,792	289,298
Avatar Holdings, Inc. * (a)	2,144	70,752
Baldwin & Lyons, Inc., Class B	4,012	96,168
BancFirst Corp.	2,883	139,335
Banco Latinoamericano de
Exportaciones, S.A.	9,190	132,520
Bank Mutual Corp.	16,983	192,757
Bank of the Ozarks, Inc.	4,883	131,841
BankFinancial Corp.	7,737	113,579
Beneficial Mutual Bancorp, Inc. *	11,626	147,069
Berkshire Hill Bancorp, Inc.	4,219	135,008
BioMed Realty Trust, Inc., REIT	22,748	601,685
Boston Private Financial Holdings, Inc.	13,565	118,558
Brookline Bancorp, Inc.	20,186	258,179
Calamos Asset Management, Inc.	6,844	122,644
Capital City Bank Group, Inc.	4,933	154,650
Capital Lease Funding, Inc., REIT	16,349	129,648
Capital Southwest Corp.	1,070	151,993
Capital Trust, Inc., Class A, REIT (a)	5,283	81,886
Capitol Bancorp, Ltd. (a)	6,265	122,105
Capstead Mortage Corp., REIT	16,918	185,252

The accompanying notes are an integral part of the financial statements.
313

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PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Cascade Bancorp (a)	8,717	$77,494
Cass Information Systems, Inc.	2,000	71,700
Castlepoint Holdings, Ltd.	11,831	131,679
Cathay General Bancorp, Inc.	16,333	388,725
Cedar Shopping Centers, Inc., REIT	13,143	173,750
Central Pacific Financial Corp.	9,978	167,730
Chemical Financial Corp. (a)	8,405	261,732
Chimera Investment Corp.	10,879	67,559
Citizens Banking Corp.	25,574	78,768
Citizens, Inc., Class A * (a)	13,573	111,570
City Bank (a)	5,522	86,143
City Holding Company	5,573	235,459
CNA Surety Corp. *	5,733	95,741
CoBiz, Inc.	8,391	100,776
Cogdell Spencer, Inc., REIT	4,729	75,853
Cohen & Steers, Inc.	5,543	157,033
Colonial Bancgroup, Inc.	64,459	506,648
Colonial Properties Trust, REIT	14,922	278,892
Columbia Banking System, Inc.	6,430	114,004
Community Bank Systems, Inc.	9,952	250,293
Community Trust Bancorp, Inc.	5,698	196,011
Compucredit Corp. * (a)	5,981	23,446
Consolidated Tomoka Land Company	1,657	71,566
Corporate Office Properties Trust, REIT	12,334	497,677
Corus Bankshares, Inc. (a)	13,522	54,764
Cousins Properties, Inc., REIT (a)	14,938	376,886
Credit Acceptance Corp. *	2,008	34,136
CVB Financial Corp.	22,319	310,234
Danvers Bancorp, Inc.	7,294	92,998
Darwin Professional Underwriters, Inc. *	2,853	88,757
DCT Industrial Trust, Inc., REIT	54,896	411,171
Delphi Financial Group, Inc.	13,330	373,773
Diamond Hill Investment Group, Inc. *	832	74,813
DiamondRock Hospitality Company, REIT	30,099	273,901
Dime Community Bancorp, Inc.	8,257	125,672
Donegal Group, Inc.	4,969	90,088
Duff & Phelps Corp. *	3,762	79,115
DuPont Fabros Technology, Inc., REIT	3,876	59,109
East West Bancorp, Inc. (a)	21,013	287,878
EastGroup Properties, Inc., REIT	8,041	390,310
Education Realty Trust, Inc., REIT	10,542	116,805
eHealth, Inc. *	8,403	134,448
Employers Holdings, Inc.	16,303	283,346
Encore Capital Group, Inc. *	5,201	71,254
Enstar Group, Ltd. *	1,697	165,220
Enterprise Financial Services Corp. (a)	3,118	70,342
Entertainment Properties Trust, REIT	9,613	526,023
Equity Lifestyle Properties, Inc., REIT	6,662	353,286
Equity One, Inc., REIT	10,082	206,580
ESSA Bancorp, Inc.	7,706	107,113
Evercore Partners, Inc.	4,024	72,352
Extra Space Storage, Inc., REIT	25,453	390,958
EZCORP, Inc., Class A *	12,540	235,752
F.N.B. Corp.	28,380	453,512
FBL Financial Group, Inc., Class A	4,474	124,780
FBR Capital Markets Corp. *	10,216	66,200

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
FCStone Group, Inc. *	7,489	$134,727
Federal Agricultural Mortgage Corp., Class C	3,351	13,739
FelCor Lodging Trust, Inc., REIT	20,420	146,207
Financial Federal Corp.	8,236	188,769
First BanCorp (PR) (a)	23,404	258,848
First Bancorp	6,118	104,618
First Busey Corp.	9,177	168,214
First Commonwealth Financial Corp. (a)	24,753	333,423
First Community Bancshares, Inc.	3,655	137,136
First Financial BanCorp	13,671	199,597
First Financial Bankshares, Inc.	7,149	370,890
First Financial Corp.	4,204	197,504
First Financial Holdings, Inc.	4,792	125,455
First Financial Northwest, Inc.	9,436	97,380
First Industrial Realty Trust, Inc., REIT	13,830	396,644
First Merchants Corp.	6,720	153,216
First Mercury Financial Corp. *	5,175	73,744
First Midwest BanCorp, Inc.	16,138	391,185
First Niagara Financial Group, Inc.	35,266	555,439
First Place Financial Corp.	7,263	93,330
First Potomac Realty Trust, REIT	8,515	146,373
First South Bancorp, Inc. (a)	2,648	45,731
FirstFed Financial Corp. * (a)	5,548	43,496
FirstMerit Corp.	26,433	555,093
Flagstar Bancorp, Inc. (a)	16,224	48,348
Flagstone Reinsurance Holdings, Ltd.	9,722	99,845
Flushing Financial Corp.	7,559	132,282
Forestar Real Estate Group, Inc. *	11,565	170,584
FPIC Insurance Group, Inc. *	3,074	157,973
Franklin Street Properties Corp., REIT	18,988	246,844
Fremont General Corp. *	21,135	2,113
Friedman, Billings, Ramsey Group, Inc. *	49,351	98,702
Frontier Financial Corp. (a)	16,170	217,163
GAMCO Investors, Inc.	2,537	150,444
Getty Realty Corp., REIT	5,910	131,025
GFI Group, Inc.	21,975	103,502
Glacier Bancorp, Inc.	18,048	447,049
Gladstone Capital Corp. (a)	7,661	116,754
Gladstone Investment Corp.	9,641	66,330
Glimcher Realty Trust, REIT	12,806	133,695
Gramercy Capital Corp., REIT	13,011	33,698
Greene County Bancshares, Inc.	5,026	118,161
Greenhill & Company, Inc. (a)	5,568	410,640
Greenlight Capital Re, Ltd. *	10,030	230,590
Grubb & Ellis Company	11,734	31,682
Guaranty Bancorp *	21,910	133,651
Guaranty Financial Group, Inc. * (a)	12,427	49,087
Hancock Holding Company	8,594	438,294
Hanmi Financial Corp.	15,181	76,664
Harleysville Group, Inc.	4,543	171,725
Harleysville National Corp.	11,652	197,851
Harris & Harris Group, Inc. *	9,289	59,264
Hatteras Financial Corp., REIT	3,832	88,902
Healthcare Realty Trust, Inc., REIT	16,150	470,772
Heartland Financial USA, Inc. (a)	3,884	97,333
Hercules Technology Growth Capital, Inc.	11,518	111,725

The accompanying notes are an integral part of the financial statements.
314

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PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Hersha Hospitality Trust, REIT	14,743	$109,688
Highwoods Properties, Inc., REIT	18,164	645,912
Hilb, Rogal and Hamilton Company	11,694	546,578
Hilltop Holdings, Inc. *	15,303	157,927
Home Bancshares, Inc. (a)	5,317	137,551
Home Properties, Inc., REIT	9,977	578,167
Horace Mann Educators Corp.	13,455	173,166
IBERIABANK Corp.	4,417	233,438
Independent Bank Corp.	6,134	191,197
Infinity Property & Casualty Corp.	5,402	222,562
Inland Real Estate Corp., REIT	18,517	290,532
Integra Bank Corp.	8,742	69,761
Interactive Brokers Group, Inc. *	12,989	287,966
International Assets Holding Corp. *	1,676	40,408
International Bancshares Corp.	16,776	452,952
Investors Bancorp, Inc. *	14,995	225,675
Investors Real Estate Trust, SBI, REIT	19,853	222,155
IPC Holdings, Ltd.	17,009	513,842
Jer Investors Trust, Inc., REIT (a)	8,789	42,363
Kansas City Life Insurance Company	1,789	82,294
Kayne Anderson Energy Development Fund *	3,984	67,449
KBW, Inc. * (a)	8,530	280,978
Kearny Financial Corp.	7,206	88,201
Kite Realty Group Trust, REIT	7,386	81,246
Knight Capital Group, Inc. *	30,116	447,524
Kohlberg Capital Corp.	6,228	53,499
LaBranche & Company, Inc. *	17,197	77,386
Ladenburg Thalmann Financial Services, Inc. *	29,680	53,424
Lakeland Bancorp, Inc.	8,173	95,542
Lakeland Financial Corp.	5,234	114,939
LandAmerica Financial Group, Inc.	5,162	125,178
LaSalle Hotel Properties, REIT	12,750	297,330
Lexington Corporate Property Trust, REIT	15,975	275,090
Life Partners Holdings, Inc.	2,573	92,551
LTC Properties, Inc., REIT	7,496	219,783
Maguire Properties, Inc., REIT (a)	12,660	75,454
MainSource Financial Group, Inc.	7,046	138,102
MarketAxess Holdings, Inc. *	11,059	89,246
Max Re Capital, Ltd.	18,006	418,279
MB Financial, Inc.	11,752	388,639
MCG Capital Corp.	24,637	64,549
Meadowbrook Insurance Group, Inc.	28,131	198,605
Medallion Financial Corp.	6,497	68,024
Medical Properties Trust, Inc., REIT (a)	20,891	237,113
MFA Mortgage Investments, Inc., REIT	48,050	312,325
Mid-America Apartment Communities, Inc.,
REIT	8,375	411,548
Midwest Banc Holdings, Inc.	9,704	38,816
Mission West Properties, Inc., REIT	6,137	59,774
Montpelier Re Holdings, Ltd.	29,628	489,158
MVC Capital, Inc.	8,377	127,749
Nara Bancorp, Inc.	8,682	97,238
NASB Financial, Inc.	1,266	41,132
National Financial Partners Corp. (a)	12,658	189,870
National Health Investments, Inc., REIT	7,321	250,232
National Penn Bancshares, Inc. (a)	26,967	393,718

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
National Retail Properties, Inc., REIT	22,838	$546,970
National Western Life Insurance Company,
Class A	564	136,527
Navigators Group, Inc. *	4,422	256,476
NBT Bancorp, Inc.	10,788	322,777
Nelnet, Inc., Class A	6,127	87,003
NewAlliance Bancshares, Inc.	35,041	526,666
Newcastle Investment Corp., REIT (a)	17,594	111,722
NewStar Financial, Inc. *	8,948	72,389
NGP Capital Resources Company (a)	7,954	115,890
Northfield Bancorp, Inc. *	7,481	90,595
NorthStar Realty Finance Corp., REIT (a)	17,788	137,857
Northwest Bancorp, Inc. (a)	6,047	166,534
OceanFirst Financial Corp.	4,164	75,452
Ocwen Financial Corp. *	12,133	97,671
Odyssey Re Holdings Corp.	7,677	336,253
Old National Bancorp (a)	21,707	434,574
Old Second Bancorp, Inc. (a)	5,768	106,823
Omega Healthcare Investors, REIT	22,188	436,216
optionsXpress Holdings, Inc.	13,700	266,054
Oriental Financial Group, Inc.	8,151	145,577
Oritani Financial Corp. *	4,788	80,678
Pacific Capital Bancorp	15,434	314,082
PacWest Bancorp	8,376	239,470
Park National Corp.	3,789	295,542
Parkway Properties, Inc., REIT	5,145	194,790
Patriot Capital Funding, Inc.	9,234	58,821
PennantPark Investment Corp.	8,508	63,044
Pennsylvania Real Estate
Investment Trust, REIT	11,368	214,287
Penson Worldwide, Inc. *	5,760	79,891
Peoples Bancorp, Inc.	4,590	99,924
Phoenix Companies, Inc.	36,814	340,161
Pinnacle Financial Partners, Inc. *	7,688	236,790
Piper Jaffray Companies, Inc. *	6,098	263,739
Platinum Underwriters Holdings, Ltd.	15,353	544,724
PMA Capital Corp., Class A *	11,619	102,480
PMI Group, Inc.	28,040	82,718
Portfolio Recovery Associates, Inc. * (a)	4,948	240,621
Post Properties, Inc., REIT	13,925	389,482
PremierWest Bancorp (a)	9,079	73,268
Presidential Life Corp.	7,781	122,862
PrivateBancorp, Inc. (a)	6,446	268,540
ProAssurance Corp. *	10,353	579,768
Prospect Capital Corp.	8,858	113,471
Prosperity Bancshares, Inc.	12,895	438,301
Provident Bankshares Corp.	11,987	116,394
Provident Financial Services, Inc.	19,426	320,723
Provident New York Bancorp	14,499	191,677
PS Business Parks, Inc., REIT	4,934	284,198
Quanta Capital Holdings, Ltd. *	26,627	73,491
Radian Group, Inc.	28,348	142,874
RAIT Financial Trust, REIT (a)	20,329	111,606
Ramco-Gershenson Properties Trust, REIT	5,493	123,153
Realty Income Corp., REIT	31,994	819,046
Redwood Trust, Inc., REIT (a)	10,657	231,577
Renasant Corp.	7,528	163,433

The accompanying notes are an integral part of the financial statements.
315

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Republic Bancorp, Inc., Class A	3,503	$106,211
Resource Capital Corp., REIT	7,739	46,898
Riskmetrics Group, Inc. *	6,972	136,442
RLI Corp.	6,122	380,115
S & T Bancorp, Inc.	8,041	296,150
S.Y. Bancorp, Inc.	5,558	170,186
Safety Insurance Group, Inc.	5,436	206,187
Sanders Morris Harris Group, Inc.	8,522	73,715
Sandy Spring Bancorp, Inc.	6,823	150,788
Saul Centers, Inc., REIT	3,270	165,266
SCBT Financial Corp.	2,738	102,949
SeaBright Insurance Holdings, Inc. *	7,787	101,231
Seacoast Banking Corp. of Florida (a)	6,861	73,619
Selective Insurance Group, Inc.	17,405	398,923
Senior Housing Properties Trust, REIT	29,914	712,851
Signature Bank *	10,025	349,672
Simmons First National Corp., Class A	5,098	181,489
Southside Bancshares, Inc.	5,168	130,234
Southwest Bancorp, Inc.	6,535	115,473
Sovran Self Storage, Inc., REIT	7,056	315,333
State Auto Financial Corp.	5,055	146,949
Sterling Bancorp	7,333	106,035
Sterling Bancshares, Inc.	24,438	255,377
Sterling Financial Corp.	17,503	253,794
Stewart Information Services Corp.	5,922	176,180
Stifel Financial Corp. *	7,812	389,819
Strategic Hotel & Resorts, Inc., REIT	24,004	181,230
Stratus Properties, Inc. *	1,466	40,344
Suffolk Bancorp	3,997	157,522
Sun Bancorp, Inc. of New Jersey *	7,159	97,004
Sun Communities, Inc., REIT	6,404	126,863
Sunstone Hotel Investors, Inc., REIT	18,711	252,599
Susquehanna Bancshares, Inc.	27,931	545,213
SVB Financial Group *	9,732	563,677
SWS Group, Inc.	7,965	160,574
Tanger Factory Outlet Centers, Inc., REIT	10,114	442,892
Texas Capital Bancshares, Inc. *	8,426	174,924
The First Marblehead Corp. (a)	22,403	55,783
The South Financial Group, Inc.	26,080	191,166
Thomas Properties Group, Inc.	8,802	88,900
Thomas Weisel Partners Group, Inc. *	8,037	67,752
Tompkins Trustco, Inc.	2,249	113,575
Tower Group, Inc.	6,796	160,114
Tradestation Group, Inc. *	10,772	100,718
Trico Bancshares	6,325	136,177
TrustCo Bank Corp., NY (a)	26,503	310,350
Trustmark Corp.	16,332	338,726
U.S. Global Investors, Inc.	4,505	45,275
UCBH Holdings, Inc.	36,361	233,074
UMB Financial Corp.	10,117	531,345
Umpqua Holdings Corp. (a)	19,945	293,391
Union Bankshares Corp.	4,104	98,496
United America Indemnity, Ltd. *	7,086	100,834
United Bankshares, Inc.	12,611	441,385
United Community Banks, Inc. (a)	13,534	179,465
United Community Financial Corp.	10,771	53,855

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
United Financial Bancorp, Inc.	7,668	$113,870
United Fire & Casualty Company	7,567	216,341
United Security Bancshares	2,660	43,518
Universal American Financial Corp. *	12,772	155,691
Universal Health Realty Income Trust, REIT	4,239	164,897
Univest Corp. of Pennsylvania	3,961	146,557
Urstadt Biddle Properties, Inc., REIT	7,764	145,575
U-Store-It Trust, REIT	16,327	200,332
Validus Holdings, Ltd.	20,314	472,300
Washington Real Estate Investment Trust	15,672	574,065
Washington Trust Bancorp, Inc.	3,338	88,791
WesBanco, Inc.	9,065	241,310
West Coast Bancorp	6,675	97,856
WestAmerica Bancorp	9,535	548,549
Western Alliance Bancorp *	6,527	100,907
Westfield Financial, Inc.	12,741	131,232
Wilshire Bancorp, Inc.	7,733	94,111
Winthrop Realty Trust, REIT	20,013	78,051
Wintrust Financial Corp.	8,201	240,699
World Acceptance Corp. *	5,284	190,224
WSFS Financial Corp.	2,517	151,020
Zenith National Insurance Corp.	11,853	434,294

		69,651,410
Industrial - 13.97%
A. M. Castle & Company	5,326	92,033
A.O. Smith Corp.	6,284	246,270
Aaon, Inc.	6,909	125,675
AAR Corp. *	12,373	205,268
Actuant Corp., Class A	18,372	463,709
Acuity Brands, Inc.	13,306	555,659
Advanced Battery Technologies, Inc. * (a)	14,764	47,688
Advanced Energy Industries, Inc. *	10,716	146,595
Aerovironment, Inc. *	3,524	112,592
Aircastle, Ltd.	14,538	144,072
Alamo Group, Inc.	2,521	42,983
Albany International Corp., Class A	9,603	262,450
Altra Holdings, Inc. *	8,864	130,833
AMERCO, Inc. * (a)	3,020	126,629
American Commercial Lines, Inc. *	11,652	123,977
American Ecology Corp.	5,395	149,280
American Railcar Industries, Inc. (a)	3,088	49,532
American Science & Engineering, Inc.	2,956	176,562
American Superconductor Corp. * (a)	13,481	317,747
Ameron International Corp.	2,933	210,149
Ampco-Pittsburgh Corp.	2,736	70,862
Analogic Corp.	4,307	214,316
Apogee Enterprises, Inc.	9,295	139,704
Applied Industrial Technologies, Inc.	13,500	363,555
Argon ST, Inc. *	4,374	102,745
Arkansas Best Corp.	7,179	241,861
Arlington Tankers, Ltd.	4,535	69,748
Astec Industries, Inc. *	5,793	178,598
Atlas Air Worldwide Holdings, Inc. *	4,226	170,350
Axsys Technologies, Inc. *	2,839	167,331
AZZ, Inc. *	3,954	163,577
Badger Meter, Inc.	4,711	221,181

The accompanying notes are an integral part of the financial statements.
316

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PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Baldor Electric Company	14,663	$422,441
Barnes Group, Inc.	15,170	306,737
Beacon Power Corp. *	30,919	44,833
Bel Fuse, Inc., Class B	4,210	119,859
Belden, Inc.	13,867	440,832
Benchmark Electronics, Inc. *	21,107	297,187
Blount International, Inc. *	12,601	140,249
Briggs & Stratton Corp.	15,857	256,566
Bristow Group, Inc. *	6,274	212,312
CAI International, Inc. *	2,647	29,276
Calgon Carbon Corp. *	13,200	268,752
Capstone Turbine Corp. *	47,093	60,750
Cascade Corp.	2,927	128,232
Casella Waste Systems, Inc., Class A *	8,046	94,460
Celadon Group, Inc. *	7,954	91,232
Ceradyne, Inc. *	8,388	307,504
Chart Industries, Inc. *	9,086	259,496
Checkpoint Systems, Inc. *	12,659	238,242
China Architectural Engineering, Inc. *	6,196	43,930
China BAK Battery, Inc. * (a)	10,799	38,876
China Fire & Security Group, Inc. *	4,704	49,439
China Security & Surveillance Technology, Inc. *	8,524	118,313
(a)
Circor International, Inc.	5,368	233,132
Clarcor, Inc.	16,088	610,540
Clean Harbors, Inc. *	6,311	426,308
Cognex Corp.	13,421	270,567
Coherent, Inc. *	7,661	272,349
Colfax Corp. *	6,998	116,937
Columbus McKinnon Corp. *	6,167	145,356
Comfort Systems USA, Inc.	13,114	175,203
CTS Corp.	11,278	144,133
Cubic Corp.	5,086	125,065
Curtiss-Wright Corp.	14,186	644,754
Cymer, Inc. *	9,652	244,485
Daktronics, Inc. (a)	10,615	176,846
Darling International, Inc. *	26,032	289,216
DHT Maritime, Inc.	12,816	86,124
Dionex Corp. *	5,862	372,530
Drew Industries, Inc. *	6,456	110,462
Ducommun, Inc.	3,603	86,040
DXP Enterprises, Inc. *	1,279	68,183
Dycom Industries, Inc. *	12,934	168,401
Dynamex, Inc. *	3,460	98,472
Dynamic Materials Corp.	4,052	94,047
Eagle Bulk Shipping, Inc.	14,754	205,671
Eagle Test Systems, Inc. *	5,124	78,448
Electro Scientific Industries, Inc. *	9,114	129,601
EMCOR Group, Inc. *	22,270	586,146
Encore Wire Corp. (a)	5,907	106,976
Energy Conversion Devices, Inc. *	12,959	754,862
EnergySolutions, Inc.	10,581	105,810
Enersys *	8,749	172,443
ENGlobal Corp. * (a)	9,066	120,306
EnPro Industries, Inc. *	6,467	240,314
ESCO Technologies, Inc. *	8,248	397,306

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Esterline Technologies Corp. *	9,276	$367,237
FARO Technologies, Inc. *	5,417	110,344
Federal Signal Corp.	15,463	211,843
FEI Company *	11,828	281,625
Flanders Corp. * (a)	7,225	45,517
Flow International Corp. *	12,659	64,308
Forward Air Corp.	9,245	251,741
Franklin Electric, Inc. (a)	7,392	329,314
Freightcar America, Inc.	3,833	112,192
Fuel Tech, Inc. * (a)	5,805	105,012
Fushi Copperweld, Inc. *	4,695	45,495
Gehl Company *	3,919	115,336
Genco Shipping & Trading, Ltd.	6,990	232,348
GenCorp, Inc. *	19,199	129,401
General Maritime Corp. (a)	8,335	162,366
Genesee & Wyoming, Inc., Class A *	9,678	363,119
GenTek, Inc. *	3,178	81,706
Gerber Scientific, Inc. *	8,527	77,937
Golar LNG, Ltd. (a)	11,302	150,091
Gorman-Rupp Company	5,811	219,191
GrafTech International, Ltd. *	32,994	498,539
Graham Corp.	2,020	109,282
Granite Construction, Inc.	10,525	377,005
Graphic Packaging Holding Company *	49,203	123,007
Greatbatch, Inc. *	7,396	181,498
Greenbrier Company, Inc. (a)	5,334	104,066
Griffon Corp. *	9,325	84,111
GulfMark Offshore, Inc. *	6,544	293,695
Haynes International, Inc. *	3,825	179,125
Heartland Express, Inc.	17,757	275,589
HEICO Corp.	7,131	234,039
Herley Industries, Inc. *	4,975	85,072
Hexcel Corp. *	30,627	419,284
Horizon Lines, Inc.	9,961	98,315
Hub Group, Inc., Class A *	11,805	444,458
Hurco Companies, Inc. *	2,168	64,108
II-VI, Inc. *	7,825	302,515
Insituform Technologies, Inc., Class A *	9,146	136,824
Insteel Industries, Inc.	5,871	79,787
Integrated Electrical Services, Inc. *	2,817	49,467
Interline Brands, Inc. *	10,473	169,767
Intermec, Inc. *	19,682	386,554
International Shipholding Corp. *	2,416	52,910
Intevac, Inc. *	7,360	78,310
iRobot Corp. * (a)	6,275	92,995
Kadant, Inc. *	4,752	108,203
Kaman Corp., Class A	8,186	233,137
Kaydon Corp.	8,782	395,717
Kemet Corp. *	27,917	37,967
Key Technology, Inc. *	2,264	53,657
Knight Transportation, Inc.	18,065	306,563
Knightsbridge Tankers, Ltd.	5,468	144,738
Koppers Holdings, Inc.	6,706	250,871
K-Tron International, Inc. *	893	115,045
L.B. Foster Company *	3,634	110,546
L-1 Identity Solutions, Inc. *	20,945	320,040

The accompanying notes are an integral part of the financial statements.
317

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
LaBarge, Inc. *	4,777	$71,942
Ladish Company, Inc. *	4,824	97,686
Lancaster Colony Corp.	6,571	247,464
Layne Christensen Company *	6,178	218,887
Lindsay Corp. (a)	3,809	277,105
Littelfuse, Inc. *	6,936	206,207
LMI Aerospace, Inc. *	3,091	62,160
LSB Industries, Inc. * (a)	5,730	79,360
LSI Industries, Inc.	6,949	57,468
Lydall, Inc. *	5,972	57,510
Marten Transport, Ltd. *	5,210	101,647
Matthews International Corp., Class A	9,974	506,081
Measurement Specialties, Inc. *	5,074	88,491
Medis Technologies, Ltd. * (a)	10,369	18,664
Metalico, Inc. * (a)	7,833	46,215
Methode Electronics, Inc.	12,381	110,686
Michael Baker Corp. *	2,658	92,498
Middleby Corp. *	5,466	296,858
Mine Safety Appliances Company	9,825	374,529
Moog, Inc., Class A *	10,799	463,061
Mueller Industries, Inc.	11,839	272,415
Mueller Water Products, Inc.	37,462	336,409
Multi-Fineline Electronix, Inc. *	2,839	41,989
Myers Industries, Inc.	9,450	119,164
NACCO Industries, Inc., Class A	1,907	180,250
NCI Building Systems, Inc. *	6,330	200,977
NN, Inc.	6,113	78,552
Nordic American Tanker Shipping, Ltd.	10,788	345,863
Nordson Corp.	10,770	528,915
Northwest Pipe Company *	3,058	133,390
NVE Corp. *	1,647	46,627
Old Dominion Freight Lines, Inc. *	8,816	249,845
Orbital Sciences Corp., Class A *	18,608	446,034
Orion Marine Group, Inc. *	7,321	76,797
OSI Systems, Inc. *	5,273	123,968
OYO Geospace Corp. *	1,380	54,206
Pacer International, Inc.	11,115	183,064
Park Electrochemical Corp.	6,516	157,948
Park-Ohio Holdings Corp. *	3,215	57,516
Perini Corp. *	8,669	223,574
PHI, Inc. *	4,558	168,327
Photon Dynamics, Inc. *	6,535	100,312
Plexus Corp. *	13,530	280,071
PMFG, Inc. *	4,640	67,234
Polypore International, Inc. *	5,190	111,637
Powell Industries, Inc. *	2,473	100,923
Power-One, Inc. * (a)	26,900	39,005
PowerSecure International, Inc. *	6,639	40,232
Presstek, Inc. * (a)	10,464	59,017
Quanex Building Products Corp.	11,753	179,116
Raser Technologies, Inc. *	14,935	126,948
Raven Industries, Inc.	5,213	205,132
RBC Bearings, Inc. *	7,034	236,975
Reddy Ice Holdings, Inc.	6,270	22,886
Regal-Beloit Corp.	10,165	432,216
Rentech, Inc. *	55,014	73,169

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Robbins & Myers, Inc.	9,191	$284,278
Rofin-Sinar Technologies, Inc. *	9,844	301,325
Rogers Corp. *	5,791	214,151
Saia, Inc. *	5,302	70,411
Sanmina-SCI Corp. *	171,564	240,190
Sauer-Danfoss, Inc.	3,590	88,637
Ship Finance International, Ltd.	13,088	282,177
Silgan Holdings, Inc.	8,071	412,347
Simpson Manufacturing Company, Inc. (a)	11,927	323,102
Smith & Wesson Holding Corp. *	12,607	47,150
Sonic Solutions *	8,554	37,638
Standex International Corp.	4,521	125,458
Stanley, Inc. *	2,876	106,153
Sterling Construction Company, Inc. *	3,987	64,589
Stoneridge, Inc. *	4,925	55,406
Sun Hydraulics, Inc.	5,637	146,787
TAL International Group, Inc.	4,599	95,751
Taser International, Inc. *	20,367	145,624
TBS International, Ltd. *	3,291	44,297
Technitrol, Inc.	13,122	194,074
Tecumseh Products Company, Class A *	5,345	133,839
Teekay Tankers, Ltd.	4,578	77,506
Teledyne Technologies, Inc. *	11,283	644,936
Tennant Company	5,378	184,250
Texas Industries, Inc.	7,435	303,794
Textainer Group Holdings, Ltd.	2,931	44,522
Thermadyne Holdings Corp. *	4,835	80,599
TransDigm Group, Inc. *	10,519	360,065
Tredegar Industries, Inc.	7,910	140,719
Trex Company, Inc. *	5,637	102,086
TriMas Corp. *	5,520	36,211
Triumph Group, Inc.	5,222	238,698
TTM Technologies, Inc. *	13,651	135,418
TurboChef Technologies, Inc. *	8,466	52,066
Twin Disc, Inc.	5,891	81,060
U.S. Concrete, Inc. *	13,938	62,303
Ultralife Batteries, Inc. *	4,537	35,162
Ultrapetrol Bahamas, Ltd. *	8,097	63,561
Universal Display Corp. *	9,685	106,148
Universal Forest Products, Inc.	5,461	190,644
Universal Truckload Services, Inc. *	1,979	48,208
Valence Technology, Inc. *	17,314	59,733
Varian, Inc. *	9,382	402,488
Vicor Corp.	6,926	61,503
VSE Corp.	2,864	96,603
W.H. Brady Company, Class A	16,037	565,785
Wabtec Corp.	15,196	778,491
Waste Connections, Inc. *	20,926	717,762
Waste Services, Inc. *	9,062	67,149
Watts Water Technologies, Inc., Class A (a)	9,180	251,073
Werner Enterprises, Inc.	13,436	291,696
Woodward Governor Company	19,259	679,265
Worthington Industries, Inc.	20,407	304,881
YRC Worldwide, Inc. *	18,308	218,964
Zygo Corp. *	6,099	76,725

		48,661,691

The accompanying notes are an integral part of the financial statements.
318

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology - 8.61%
3D Systems Corp. * (a)	6,323	$90,103
3PAR, Inc. *	9,207	59,385
ACI Worldwide, Inc. *	11,080	194,122
Actel Corp. *	8,423	105,119
Actuate Corp. *	20,597	72,090
Acxiom Corp.	19,673	246,699
Advanced Analogic Technologies, Inc. *	15,539	72,256
Advent Software, Inc. *	5,424	191,088
Agilysys, Inc.	7,788	78,581
Allscripts Healthcare Solution, Inc. *	18,425	229,207
American Reprographics Company *	11,786	203,309
American Software, Inc., Class A	9,005	49,077
Amkor Technology, Inc. *	34,755	221,389
Anadigics, Inc. *	20,000	56,200
ANSYS, Inc. *	2,011	76,157
Applied Micro Circuits Corp. *	21,318	127,482
Asyst Technologies, Inc. *	18,054	43,330
ATMI, Inc. *	10,293	185,068
AuthenTec, Inc. *	8,465	18,200
Avid Technology, Inc. * (a)	9,842	236,799
Axcelis Technologies, Inc. *	33,622	57,157
Blackbaud, Inc.	14,402	265,717
Blackboard, Inc. *	9,934	400,241
Bookham, Inc *	35,986	40,664
Bottomline Technologies, Inc. *	7,851	81,650
Brooks Automation, Inc. *	20,733	173,328
Cabot Microelectronics Corp. *	7,382	236,815
CACI International, Inc., Class A *	9,541	478,004
Cavium Networks, Inc. *	9,709	136,703
Ceva, Inc. *	7,565	62,790
CIBER, Inc. *	17,581	122,891
Cirrus Logic, Inc. *	21,170	115,377
Cogent, Inc. *	13,138	134,270
Cogo Group, Inc. *	8,425	44,400
Cohu, Inc.	7,825	123,792
Commvault Systems, Inc. *	13,795	166,230
Compellent Technologies, Inc. *	4,898	60,735
Computer Programs & Systems, Inc.	3,835	111,023
COMSYS IT Partners, Inc. *	5,375	52,245
Concur Technologies, Inc. *	13,782	527,299
Cray, Inc. *	12,181	63,098
CSG Systems International, Inc. *	11,625	203,786
Data Domain, Inc. * (a)	10,635	236,841
Deltek, Inc. *	4,422	26,886
DemandTec, Inc. * (a)	7,124	64,187
Digi International, Inc. *	9,170	93,534
Diodes, Inc. *	9,433	174,039
DivX, Inc. *	9,080	58,748
DMRC Corp. *	2,108	32,843
Double-Take Software, Inc. *	5,804	57,750
DSP Group, Inc. *	8,482	64,887
Ebix, Inc. *	743	69,812
Echelon Corp. *	9,757	96,399
Eclipsys Corp. *	17,486	366,332
Electronics for Imaging, Inc. *	17,132	238,649
Emcore Corp. * (a)	23,730	117,226

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
Emulex Corp. *	26,900	$287,023
Entegris, Inc. *	36,729	177,768
Epicor Software Corp. *	19,237	151,780
EPIQ Systems, Inc. *	11,607	157,855
Exar Corp. *	12,819	98,194
Fair Isaac Corp.	15,508	357,459
Falconstor Software, Inc. *	12,907	69,182
FormFactor, Inc. *	15,672	273,006
Furmanite Corp. *	12,545	129,715
Hittite Microwave Corp. *	6,256	210,202
Hutchinson Technology, Inc. *	7,945	92,003
Igate Corp. *	7,697	66,733
IKON Office Solutions, Inc.	25,739	437,820
Imation Corp.	9,503	214,673
Immersion Corp. *	10,245	59,626
infoGROUP, Inc.	11,630	76,874
Innerworkings, Inc. *	10,684	118,486
Integral Systems, Inc. *	5,818	120,840
Interactive Intelligence, Inc. *	4,946	44,613
IPG Photonics Corp. *	6,241	121,762
Isilon Systems, Inc. *	10,511	46,354
IXYS Corp. *	8,097	73,602
Jack Henry & Associates, Inc.	23,865	485,175
JDA Software Group, Inc. *	8,341	126,867
Kulicke & Soffa Industries, Inc. *	17,636	79,538
Lattice Semiconductor Corp. *	39,087	80,519
Lawson Software, Inc. *	40,422	282,954
Limelight Networks, Inc. *	10,202	25,505
LTX-Credence Corp. *	22,739	39,566
Magma Design Automation, Inc. *	14,119	56,758
Manhattan Associates, Inc. *	7,967	177,983
ManTech International Corp. *	6,546	388,112
Mattson Technology, Inc. *	17,115	80,954
Maxwell Technologies, Inc. * (a)	6,540	87,244
MedAssets, Inc. *	5,077	87,324
Mentor Graphics Corp. *	29,128	330,603
Mercury Computer Systems, Inc. *	7,968	70,915
Micrel, Inc.	15,909	144,295
MICROS Systems, Inc. *	26,702	711,875
Microsemi Corp. *	25,051	638,299
MicroStrategy, Inc., Class A *	2,901	172,697
Microtune, Inc. *	19,235	51,550
MIPS Technologies, Inc., Class A *	15,669	54,998
MKS Instruments, Inc. *	15,889	316,350
Monolithic Power Systems, Inc. *	8,404	145,978
Monotype Imaging Holdings, Inc. *	5,249	58,421
MSC Software Corp. *	14,867	159,077
MTS Systems Corp.	5,662	238,370
NCI, Inc. *	2,694	76,725
Ness Technologies, Inc. *	12,973	148,800
Netezza Corp. *	12,795	135,755
NETGEAR, Inc. *	11,386	170,790
Netlogic Microsystems, Inc. * (a)	5,434	164,324
Netscout Systems, Inc. *	9,750	103,740
Omnicell, Inc. *	10,722	140,994
Omniture, Inc. *	19,954	366,355

The accompanying notes are an integral part of the financial statements.
319

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
OmniVision Technologies, Inc. * (a)	16,204	$184,888
Opnet Technologies, Inc. *	5,756	70,108
Palm, Inc. * (a)	35,400	211,338
Parametric Technology Corp. *	36,698	675,243
Pegasystems, Inc.	5,114	66,022
Pericom Semiconductor Corp. *	7,314	76,797
Perot Systems Corp., Class A *	27,477	476,726
Phase Forward, Inc. *	13,912	290,900
Phoenix Technology, Ltd. *	9,561	76,392
Photronics, Inc. *	13,783	25,912
PLX Technology, Inc. *	9,880	50,586
PMC-Sierra, Inc. *	69,896	518,628
Power Integrations, Inc. *	9,773	235,529
Progress Software Corp. *	13,265	344,757
PROS Holdings, Inc. *	4,383	41,156
Quality Systems, Inc.	5,655	238,980
Quantum Corp. *	58,991	61,941
Quest Software, Inc. *	23,000	291,870
Rackable Systems, Inc. *	9,695	95,108
Radiant Systems, Inc. *	9,289	80,721
RadiSys Corp. *	8,062	69,333
Rimage Corp. *	4,045	56,468
Riverbed Technology, Inc. *	17,958	224,834
Rubicon Technology, Inc. *	4,379	31,616
Rudolph Technologies, Inc. *	10,569	88,568
Schawk, Inc., Class A	5,504	83,220
Seachange International, Inc. *	11,051	106,753
Semitool, Inc. *	8,451	69,129
Semtech Corp. *	19,538	272,750
SI International, Inc. *	4,514	135,646
Sigma Designs, Inc. *	8,605	122,363
Silicon Image, Inc. *	23,831	127,258
Silicon Storage Technology, Inc. *	29,270	95,420
SiRF Technology Holdings, Inc. *	19,756	29,436
Skyworks Solutions, Inc. *	51,943	434,243
Smart Modular Technologies (WWH), Inc. *	14,820	44,460
Smith Micro Software, Inc. * (a)	10,246	72,747
Solera Holdings, Inc. *	16,592	476,522
Spansion, Inc. *	42,487	65,855
SPSS, Inc. *	5,760	169,114
SRA International, Inc., Class A *	13,461	304,622
Standard Microsystems Corp. *	7,155	178,732
STEC, Inc. *	9,867	75,976
Stratasys, Inc. * (a)	6,929	121,050
Super Micro Computer, Inc. *	8,148	73,413
Supertex, Inc. *	3,804	107,121
Sybase, Inc. *	25,061	767,368
Sykes Enterprises, Inc. *	10,604	232,864
Synaptics, Inc. *	10,876	328,673
Synchronoss Technologies, Inc. *	7,179	67,554
SYNNEX Corp. *	5,430	121,306
Syntel, Inc.	4,160	101,920
Take-Two Interactive Software, Inc. *	24,470	401,308
Taleo Corp. *	7,417	147,524
Techwell, Inc. *	5,546	52,299
Tessera Technologies, Inc. *	15,483	252,992

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
THQ, Inc. *	21,260	$255,970
Trident Microsystems, Inc. *	20,710	49,704
Triquint Semiconductor, Inc. *	45,954	220,120
Tyler Technologies, Inc. *	12,386	187,896
Ultimate Software Group, Inc. *	7,937	214,299
Ultra Clean Holdings, Inc. *	7,478	37,689
Ultratech, Inc. *	7,786	94,211
Unica Corp. * (a)	5,541	43,441
Veeco Instruments, Inc. *	10,429	154,454
VeriFone Holdings, Inc. *	21,765	359,993
Volterra Semiconductor Corp. *	8,348	106,270
Wind River Systems, Inc. *	23,204	232,040
Zoran Corp. *	16,567	135,187

		30,012,322
Utilities - 3.57%
Allete, Inc.	8,412	374,334
American States Water Company	5,813	223,801
Avista Corp.	17,206	373,542
Black Hills Corp.	12,152	377,563
California Water Service Group (a)	6,430	247,555
Central Vermont Public Service Corp.	4,117	96,502
CH Energy Group, Inc.	5,288	230,398
Cleco Corp.	19,197	484,724
Consolidated Water Company, Ltd. (a)	5,272	89,729
El Paso Electric Company *	14,611	306,831
Empire District Electric Company	11,300	241,255
EnergySouth, Inc.	2,710	166,475
EnerNOC, Inc. *	3,312	34,246
Great Plains Energy, Inc.	10,527	233,910
IDACORP, Inc.	14,334	416,976
ITC Holdings Corp.	15,879	822,056
MGE Energy, Inc.	7,488	266,198
New Jersey Resources Corp.	13,622	488,894
Nicor, Inc.	14,060	623,561
Northwest Natural Gas Company	8,512	442,624
NorthWestern Corp.	12,615	317,015
Ormat Technologies, Inc.	5,749	208,861
Otter Tail Corp. (a)	9,768	300,171
PICO Holdings, Inc. *	5,304	190,467
Piedmont Natural Gas, Inc. (a)	23,350	746,266
Pike Electric Corp. *	5,666	83,460
PNM Resources, Inc.	24,478	250,655
Portland General Electric Company	19,820	468,941
SJW Corp.	4,537	135,974
South Jersey Industries, Inc.	9,733	347,468
Southwest Gas Corp.	13,892	420,372
Southwest Water Company (a)	10,907	139,064
Synthesis Energy Systems, Inc. *	7,075	34,314
The Laclede Group, Inc.	7,065	342,582
UIL Holding Corp.	8,253	283,325
Unisource Energy Corp.	11,045	322,404
US Geothermal, Inc. *	22,678	40,367
Westar Energy, Inc.	32,574	750,505

The accompanying notes are an integral part of the financial statements.
320

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Utilities (continued)
WGL Holdings, Inc.	15,484	$502,456

		12,425,841

TOTAL COMMON STOCKS (Cost $357,838,253)		$330,128,305

PREFERRED STOCKS - 0.03%

Consumer, Non-cyclical - 0.03%
Inverness Medical Innovations, Inc.,
Series B, 3.00% *	521	98,943

TOTAL PREFERRED STOCKS (Cost $120,673)		$98,943

SHORT TERM INVESTMENTS - 11.65%
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	$24,576,390	$24,576,390
Rabobank USA Financial Corp.
0.20% due 10/01/2008	15,000,000	15,000,000
UBS Finance Delaware LLC
3.00% due 10/01/2008	1,034,000	1,034,000

TOTAL SHORT TERM INVESTMENTS
(Cost $40,610,390)		$40,610,390

Total Investments (Small Cap Index Trust)
(Cost $398,569,316) - 106.43%		$370,837,638
Liabilities in Excess of Other Assets - (6.43)%		(22,407,784)

TOTAL NET ASSETS - 100.00%		$348,429,854

Small Cap Intrinsic Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.62%

Basic Materials - 10.40%
Anvil Mining, Ltd. *	119,374	$509,239
Apex Silver Mines, Ltd. *	40,900	70,348
Boise, Inc. *	108,471	169,215
FNX Mining Company, Inc. *	167,644	1,773,711
Gammon Gold, Inc. *	280,908	2,078,719
Minefinders Corp., Ltd. *	140,650	1,061,908
Omnova Solutions, Inc. *	180,683	359,559
Solutia, Inc. *	29,743	416,402

		6,439,101
Communications - 24.01%
DG Fastchannel, Inc. *	132,615	2,906,921
Drugstore.com, Inc. *	48,318	113,547
EchoStar Corp. *	48,776	1,175,502
MRV Communications, Inc. *	1,477,631	1,728,828
RADVision, Ltd. *	92,105	553,551
RealNetworks, Inc. *	713,616	3,625,169
Shutterfly, Inc. *	68,640	659,631
TerreStar Corp. *	49,327	49,327
The Knot, Inc. *	485,955	4,057,724

		14,870,200
Consumer, Cyclical - 7.25%
Carrols Restaurant Group, Inc. *	473,000	1,419,000

Small Cap Intrinsic Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Daphne International Holdings, Ltd.	2,676,785	$1,176,330
Joe's Jeans, Inc. *	699,000	768,900
Melco Crown Entertainment, Ltd., ADR *	148,241	591,481
Pinnacle Airlines Corp. *	133,918	532,994

		4,488,705
Consumer, Non-cyclical - 21.11%
American Oriental Bioengineering, Inc. *	315,197	2,045,629
Anesiva, Inc. *	169,534	254,301
Brazil Ethanol, Inc. *	37,138	371,380
Diamond Foods, Inc.	40,000	1,121,200
Kinetic Concepts, Inc. *	12,183	348,312
NMT Medical, Inc. *	140,952	439,770
Novabay Pharmaceuticals, Inc. *	160,556	272,945
Seaboard Corp.	2,799	3,518,343
Wright Express Corp. *	157,400	4,698,390

		13,070,270
Diversified - 1.04%
Melco International Development	200,000	56,654
Sherritt International Corp., ADR	109,614	586,050

		642,704
Energy - 9.28%
Atwood Oceanics, Inc. *	5,210	189,644
TXCO Resources, Inc. *	251,035	2,520,392
Warren Resources, Inc. *	304,340	3,037,313

		5,747,349
Financial - 10.47%
BGC Partners, Inc.	100,948	433,067
eHealth, Inc. *	141,500	2,264,000
NexCen Brands, Inc. *	95,000	26,600
Northeast Community Bancorp, Inc.	138,000	1,104,000
Pinetree Capital, Ltd. *	295,275	294,096
Tradestation Group, Inc. *	252,850	2,364,147

		6,485,910
Industrial - 2.25%
Ameron International Corp.	3,992	286,027
Diana Shipping, Inc.	43,147	849,564
OceanFreight, Inc.	2,245	30,240
Sonic Solutions *	51,674	227,366

		1,393,197
Technology - 9.08%
Aspen Technology, Inc. *	42,794	543,484
Brocade Communications Systems, Inc. *	404,372	2,353,445
Descartes Systems Group, Inc. *	535,869	1,973,790
Kopin Corp. *	241,176	752,469

		5,623,188
Utilities - 3.73%
PICO Holdings, Inc. *	36,650	1,316,102
Southern Union Company	48,000	991,200

		2,307,302

TOTAL COMMON STOCKS (Cost $100,764,138)		$61,067,926

The accompanying notes are an integral part of the financial statements.
321

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Intrinsic Value Trust (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS - 0.23%

Basic Materials - 0.06%
Boise, Inc.
(Expiration Date: 06/18/2011, Strike
Price USD 7.50) *	165,233	$16,524
Fortune Minerals, Ltd.
(Expiration Date 07/26/2009, Strike
Price CAD 3.75) *	164,190	22,370

		38,894
Consumer, Non-cyclical - 0.17%
Global Brands Acquisition Corp
(Expiration Date 12/06/2012, Strike
Price USD 7.00) *	100,000	20,000
Shermen WSC Acquisition Corp.
(Expiration Date 05/24/2011, Strike
Price USD 5.00) *	1,032,754	82,620

		102,620

TOTAL WARRANTS (Cost $692,294)		$141,514

REPURCHASE AGREEMENTS - 1.26%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$778,027 on 10/1/2008,
collateralized by $795,000 Federal
Home Loan Mortgage Corp.,
4.15% due 01/29/2013 (valued at
$797,194, including interest)	$778,000	$778,000

TOTAL REPURCHASE AGREEMENTS
(Cost $778,000)		$778,000

Total Investments (Small Cap Intrinsic Value Trust)
(Cost $102,234,432) - 100.11%		$61,987,440
Liabilities in Excess of Other Assets - (0.11)%		(67,023)

TOTAL NET ASSETS - 100.00%		$61,920,417

Small Cap Opportunities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.53%

Basic Materials - 2.38%
A. Schulman, Inc.	49,136 $	$971,910
Century Aluminum Company *	23,332	646,063
Compass Minerals International, Inc.	14,471	758,136
FMC Corp.	15,420	792,434
Horsehead Holding Corp. *	45,870	270,633
Reliance Steel & Aluminum Company	17,816	676,473
Zep, Inc.	39,019	688,295

		4,803,944
Communications - 9.76%
Alaska Communications Systems Group, Inc.	98,434	1,203,848
Anixter International, Inc. *	33,720	2,006,677
Ariba, Inc. *	130,033	1,837,366
Arris Group, Inc. *	136,792	1,057,402
Cincinnati Bell, Inc. *	293,367	906,504

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
Comtech Telecommunications Corp. *	68,713	$3,383,428
Cybersource Corp. *	68,139	1,097,719
DataPath, Inc. * (g)	186,100	279,150
DealerTrack Holdings, Inc. *	56,729	955,316
Digital River, Inc. *	34,140	1,106,136
eResearch Technology, Inc. *	66,602	793,230
J2 Global Communications, Inc. *	76,930	1,796,316
NeuStar, Inc., Class A *	51,360	1,021,551
NTELOS Holdings Corp.	22,109	594,511
TheStreet.com, Inc.	81,400	487,586
World Wrestling Entertainment, Inc., Class A	76,273	1,179,181

		19,705,921
Consumer, Cyclical - 10.48%
Allegiant Travel Company *	45,789	1,617,268
Bally Technologies, Inc. *	27,200	823,616
Cash America International, Inc.	31,110	1,121,204
Citi Trends, Inc. *	61,477	1,001,460
Deckers Outdoor Corp. *	5,080	528,727
DineEquity, Inc.	26,629	448,965
FGX International Holdings, Ltd. *	79,800	883,386
Hibbett Sports, Inc. *	19,260	385,585
Interface, Inc., Class A	110,070	1,251,496
Noble International, Ltd.	93,268	558,675
Oshkosh Corp.	54,246	713,877
Owens & Minor, Inc.	33,527	1,626,060
Pantry, Inc. *	46,775	991,162
Papa John's International, Inc. *	38,776	1,053,156
PC Mall, Inc. *	81,198	554,582
Penn National Gaming, Inc. *	26,381	700,943
Penske Auto Group, Inc.	98,406	1,128,717
Republic Airways Holdings, Inc. *	31,640	322,412
Rush Enterprises, Inc., Class B *	80,957	1,016,820
Tempur-Pedic International, Inc. (a)	110,452	1,298,916
Tenneco, Inc. *	46,700	496,421
Titan International, Inc.	41,900	893,308
Volcom, Inc. *	43,804	756,933
Wolverine World Wide, Inc.	36,726	971,770

		21,145,459
Consumer, Non-cyclical - 17.07%
ABM Industries, Inc.	55,248	1,206,616
Alberto-Culver Company	52,680	1,435,003
Bio-Rad Laboratories, Inc., Class A *	12,205	1,209,760
Capella Education Company *	19,217	823,641
Cardiac Science Corp. *	13,590	140,792
Cross Country Healthcare, Inc. *	72,554	1,181,905
Euronet Worldwide, Inc. *	42,601	712,715
Flowers Foods, Inc.	93,775	2,753,234
Fossil, Inc. *	26,592	750,692
Gentiva Health Services, Inc. *	76,572	2,062,850
Haemonetics Corp. *	19,986	1,233,536
Intermune, Inc. *	26,323	450,387
Invacare Corp.	64,814	1,564,610
Kforce, Inc. *	100,109	1,022,113
Qiagen NV *	23,060	454,974
Quidel Corp. *	66,741	1,095,220

The accompanying notes are an integral part of the financial statements.
322

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Ruddick Corp.	91,547	$2,970,700
Skilled Healthcare Group, Inc. *	90,762	1,442,208
Spartan Motors, Inc.	231,984	737,709
Team, Inc. *	39,571	1,429,304
Techne Corp. *	12,750	919,530
TreeHouse Foods, Inc. *	50,843	1,510,037
Tupperware Brands Corp.	34,836	962,519
ViroPharma, Inc. *	84,785	1,112,379
Vivus, Inc. *	173,908	1,380,829
West Pharmaceutical Services, Inc.	57,892	2,826,287
Wright Express Corp. *	35,607	1,062,869

		34,452,419
Energy - 7.32%
Arena Resources, Inc. *	14,100	547,785
Carrizo Oil & Gas, Inc. *	17,460	633,274
Complete Production Services, Inc. *	42,673	859,008
Comstock Resources, Inc. *	21,373	1,069,719
Core Laboratories N.V.	15,774	1,598,222
Flotek Industries, Inc. *	46,040	506,440
Lufkin Industries, Inc.	14,667	1,163,826
Mariner Energy, Inc. *	59,440	1,218,520
NATCO Group, Inc. *	27,977	1,124,116
Oceaneering International, Inc. *	21,462	1,144,354
Oil States International, Inc. *	32,844	1,161,035
Parallel Petroleum Corp. *	78,160	736,267
Pason Systems, Inc.	46,478	572,104
Penn Virginia Corp.	26,670	1,425,245
Rex Energy Corp. *	20,030	315,673
Venoco, Inc. *	53,679	697,827

		14,773,415
Financial - 23.28%
Affiliated Managers Group, Inc. *	40,069	3,319,717
Alexandria Real Estate Equities, Inc., REIT	10,986	1,235,925
Anthracite Capital, Inc., REIT (a)	152,872	819,394
Ashford Hospitality Trust, Inc., REIT	199,106	806,379
Aspen Insurance Holdings, Ltd.	71,180	1,957,450
Assured Guaranty, Ltd.	59,222	962,950
BancFirst Corp.	15,405	744,524
Bank of the Ozarks, Inc.	83,960	2,266,920
BioMed Realty Trust, Inc., REIT	62,790	1,660,795
Capstead Mortage Corp., REIT	117,990	1,291,990
Columbia Banking System, Inc.	21,080	373,748
Commerce Bancshares, Inc.	21,048	976,627
Community Trust Bancorp, Inc.	33,420	1,149,648
Corporate Office Properties Trust, REIT	58,803	2,372,701
Delphi Financial Group, Inc.	22,080	619,123
DuPont Fabros Technology, Inc., REIT	97,210	1,482,453
First Financial Bankshares, Inc.	18,824	976,589
First Midwest BanCorp, Inc.	36,870	893,729
FPIC Insurance Group, Inc. *	23,782	1,222,157
GAMCO Investors, Inc.	19,529	1,158,070
Glacier Bancorp, Inc.	22,750	563,517
Gramercy Capital Corp., REIT	130,136	337,052
Hatteras Financial Corp., REIT	47,860	1,110,352
Jer Investors Trust, Inc., REIT (a)	174,028	838,815

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
KBW, Inc. *	49,341	$1,625,293
KKR Financial Holdings LLC	255,051	1,622,124
LaSalle Hotel Properties, REIT	64,910	1,513,701
Max Re Capital, Ltd.	29,570	686,911
MB Financial, Inc.	16,100	532,427
Meadowbrook Insurance Group, Inc.	201,945	1,425,732
NorthStar Realty Finance Corp., REIT (a)	234,930	1,820,708
RAIT Financial Trust, REIT (a)	204,882	1,124,802
Senior Housing Properties Trust, REIT	28,708	684,112
SVB Financial Group *	24,220	1,402,822
Texas Capital Bancshares, Inc. *	27,800	577,128
Tower Group, Inc.	52,450	1,235,722
UCBH Holdings, Inc.	80	513
Universal Health Realty Income Trust, REIT	21,469	835,144
Whitney Holding Corp.	20,700	501,975
World Acceptance Corp. *	38,030	1,369,080
Zenith National Insurance Corp.	24,070	881,925

		46,980,744
Industrial - 17.73%
A. M. Castle & Company	54,680	944,870
AAR Corp. *	45,158	749,171
Actuant Corp., Class A	57,916	1,461,800
Aerovironment, Inc. *	21,610	690,439
AptarGroup, Inc.	23,547	920,923
AZZ, Inc. *	1,000	41,370
Belden, Inc.	32,471	1,032,253
Carlisle Companies, Inc.	47,510	1,423,875
Ceradyne, Inc. *	39,063	1,432,050
Chart Industries, Inc. *	28,972	827,440
Curtiss-Wright Corp.	29,859	1,357,092
Dionex Corp. *	13,192	838,352
General Cable Corp. *	66,479	2,368,647
Haynes International, Inc. *	9,870	462,212
Kadant, Inc. *	59,347	1,351,331
Kaydon Corp.	30,360	1,368,022
Koppers Holdings, Inc.	49,800	1,863,018
Landstar Systems, Inc.	40,264	1,774,032
Marten Transport, Ltd. *	85,883	1,675,577
Methode Electronics, Inc.	88,362	789,956
Middleby Corp. * (a)	25,688	1,395,115
Northwest Pipe Company *	21,709	946,947
Old Dominion Freight Lines, Inc. *	39,340	1,114,896
OSI Systems, Inc. *	35,504	834,699
RBC Bearings, Inc. *	67,706	2,281,015
Rofin-Sinar Technologies, Inc. *	21,798	667,237
Snap-on, Inc.	21,883	1,152,359
Texas Industries, Inc.	18,222	744,551
TTM Technologies, Inc. *	110,658	1,097,727
Valmont Industries, Inc.	12,605	1,042,307
Waste Connections, Inc. *	33,376	1,144,797

		35,794,080
Technology - 5.96%
Agilysys, Inc.	42,375	427,564
ATMI, Inc. *	43,491	781,968
Blackbaud, Inc.	49,674	916,485

The accompanying notes are an integral part of the financial statements.
323

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
CACI International, Inc., Class A *	24,973	$1,251,147
Diodes, Inc. *	88,904	1,640,279
MKS Instruments, Inc. *	49,663	988,790
Omnicell, Inc. *	71,346	938,200
Open Text Corp. *	37,315	1,290,353
Parametric Technology Corp. *	56,100	1,032,240
Power Integrations, Inc. *	34,945	842,174
Semtech Corp. *	80,080	1,117,917
Silicon Motion Technology Corp., ADR * (a)	63,350	296,478
THQ, Inc. *	42,240	508,570

		12,032,165
Utilities - 3.55%
Avista Corp.	30,135	654,231
Cascal N.V.	47,277	496,409
Energen Corp.	15,435	698,897
EnerNOC, Inc. *	17,569	181,663
ITC Holdings Corp.	26,520	1,372,940
New Jersey Resources Corp.	39,961	1,434,200
South Jersey Industries, Inc.	65,370	2,333,709

		7,172,049

TOTAL COMMON STOCKS (Cost $224,360,085)		$196,860,196

SHORT TERM INVESTMENTS - 3.25%
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	$6,556,863	$6,556,863

TOTAL SHORT TERM INVESTMENTS
(Cost $6,556,863)		$6,556,863

REPURCHASE AGREEMENTS - 2.14%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$4,319,150 on 10/01/2008,
collateralized by $985,000 Federal
Home Loan Mortgage Corp.,
4.15% due 01/29/2013 (valued at
$987,719, including interest) and
$3,425,000 Federal Home Loan
Bank, 1.00% due 01/19/2010
(valued at $3,421,438, including
interest)	$4,319,000	$4,319,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,319,000)		$4,319,000

Total Investments (Small Cap Opportunities Trust)
(Cost $235,235,948) - 102.92%		$207,736,059
Liabilities in Excess of Other Assets - (2.92)%		(5,895,438)

TOTAL NET ASSETS - 100.00%		$201,840,621

Small Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.50%

Basic Materials - 2.85%
Compass Minerals International, Inc.	39,900	$2,090,361
Deltic Timber Corp.	73,300	4,664,812
Zep, Inc.	219,050	3,864,042

		10,619,215
Communications - 1.70%
Websense, Inc. *	284,200	6,351,870

Consumer, Cyclical - 17.54%
Casey's General Stores, Inc.	307,400	9,274,258
Cato Corp., Class A	398,946	7,001,502
CEC Entertainment, Inc. *	125,350	4,161,620
Choice Hotels International, Inc.	123,500	3,346,850
Hibbett Sports, Inc. * (a)	347,800	6,962,956
Modine Manufacturing Company	360,100	5,214,248
O'Reilly Automotive, Inc. *	39,800	1,065,446
Sonic Corp. *	291,000	4,239,870
Stage Stores, Inc.	531,849	7,265,058
Tempur-Pedic International, Inc. (a)	282,100	3,317,496
Unifirst Corp.	125,600	5,412,104
United Stationers, Inc. *	169,594	8,111,681

		65,373,089
Consumer, Non-cyclical - 15.79%
Acco Brands Corp. *	479,000	3,611,660
AmSurg Corp. *	153,830	3,918,050
Arbitron, Inc.	121,200	5,416,428
Bowne & Company, Inc.	322,200	3,721,410
Centene Corp. *	211,900	4,346,069
Charles River Laboratories International, Inc. *	4,900	272,097
CorVel Corp. *	67,865	1,941,618
Helen of Troy, Ltd. *	251,500	5,726,655
Herbalife, Ltd.	166,900	6,595,888
Hormel Foods Corp.	15,200	551,456
ICU Medical, Inc. *	150,200	4,567,582
Lance, Inc.	271,500	6,160,335
MAXIMUS, Inc.	155,600	5,732,304
Orthofix International NV *	222,000	4,135,860
Valassis Communications, Inc. *	252,500	2,186,650

		58,884,062
Energy - 3.77%
Penn Virginia Corp.	196,400	10,495,616
Plains Exploration & Production Company *	11,000	386,760
St. Mary Land & Exploration Company	12,900	459,885
Whiting Petroleum Corp. *	38,100	2,715,006

		14,057,267
Financial - 25.36%
Acadia Realty Trust, REIT	180,100	4,552,928
American Campus Communities, Inc., REIT	121,600	4,119,808
Ares Capital Corp.	459,266	4,790,144
Asset Acceptance Capital Corp. *	328,600	3,463,444
Assured Guaranty, Ltd.	239,100	3,887,766
Asta Funding, Inc. (a)	162,800	1,141,228
Credit Acceptance Corp. * (a)	136,875	2,326,875
Delphi Financial Group, Inc.	287,950	8,074,118
Financial Federal Corp.	153,553	3,519,435
First Midwest BanCorp, Inc.	92,700	2,247,048

The accompanying notes are an integral part of the financial statements.
324

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
International Bancshares Corp.	201,510	$5,440,770
IPC Holdings, Ltd.	111,500	3,368,415
MB Financial, Inc.	112,200	3,710,454
NewAlliance Bancshares, Inc.	141,900	2,132,757
Platinum Underwriters Holdings, Ltd.	163,409	5,797,751
PS Business Parks, Inc., REIT	54,300	3,127,680
RAIT Financial Trust, REIT (a)	337,600	1,853,424
Realty Income Corp., REIT (a)	268,300	6,868,480
Reinsurance Group of America, Inc. *	12,900	696,600
Universal American Financial Corp. *	561,400	6,843,466
U-Store-It Trust, REIT	401,200	4,922,724
Ventas, Inc., REIT	5,400	266,868
Webster Financial Corp.	269,700	6,809,925
WestAmerica Bancorp (a)	79,800	4,590,894

		94,553,002
Industrial - 21.54%
Acuity Brands, Inc.	113,800	4,752,288
Albany International Corp., Class A	211,834	5,789,423
AptarGroup, Inc.	127,838	4,999,744
Belden, Inc.	377,549	12,002,283
Carlisle Companies, Inc.	403,300	12,086,901
Deswell Industries, Inc.	159,950	553,427
ESCO Technologies, Inc. *	116,900	5,631,073
GATX Corp.	57,800	2,287,146
Genesee & Wyoming, Inc., Class A *	87,425	3,280,186
Graco, Inc.	12,000	427,320
Matthews International Corp., Class A	103,900	5,271,886
Mueller Industries, Inc.	297,810	6,852,608
Nam Tai Electronics, Inc.	400,800	3,274,536
Quixote Corp.	90,400	741,280
Simpson Manufacturing Company, Inc. (a)	93,500	2,532,915
Sterling Construction Company, Inc. *	170,767	2,766,426
Vitran Corp., Inc. *	281,000	3,785,070
Zebra Technologies Corp., Class A *	117,400	3,269,590

		80,304,102
Technology - 2.08%
Diebold, Inc.	8,400	278,124
Electronics for Imaging, Inc. *	229,000	3,189,970
Teradata Corp. *	13,700	267,150
Xyratex, Ltd. *	362,100	4,030,173

		7,765,417
Utilities - 4.87%
Atmos Energy Corp.	118,400	3,151,808
New Jersey Resources Corp.	95,346	3,421,967
UGI Corp.	13,000	335,140
Unisource Energy Corp.	131,500	3,838,485
Westar Energy, Inc.	191,800	4,419,072
WGL Holdings, Inc.	91,900	2,982,155

		18,148,627

TOTAL COMMON STOCKS (Cost $381,007,500)		$356,056,651

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 5.84%
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	$21,790,163	$21,790,163

TOTAL SHORT TERM INVESTMENTS
(Cost $21,790,163)		$21,790,163

REPURCHASE AGREEMENTS - 5.63%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$20,995,729 on 10/01/2008,
collateralized by $21,360,000
Federal Home Loan Mortgage
Corp., 4.15% due 01/29/2013
(valued at $21,418,954, including
interest)	$20,995,000	$20,995,000

TOTAL REPURCHASE AGREEMENTS
(Cost $20,995,000)		$20,995,000

Total Investments (Small Cap Value Trust)
(Cost $423,792,663) - 106.97%		$398,841,814
Liabilities in Excess of Other Assets - (6.97)%		(26,001,942)

TOTAL NET ASSETS - 100.00%		$372,839,872

Small Company Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.13%

Basic Materials - 2.71%
Buckeye Technologies, Inc. *	15,587	$127,658
Century Aluminum Company *	2,378	65,847
CF Industries Holdings, Inc.	814	74,448
Compass Minerals International, Inc.	484	25,357
Gibraltar Industries, Inc.	2,372	44,380
Innophos Holdings, Inc.	871	21,235
KapStone Paper and Packaging Corp. *	4,962	31,509
Olympic Steel, Inc.	727	21,439
Quaker Chemical Corp.	257	7,314
Rock-Tenn Company, Class A	13,012	520,220
Symyx Technologies, Inc. *	676	6,699

		946,106
Communications - 4.45%
1-800-Flowers.com, Inc. *	9,364	56,371
CenturyTel, Inc.	10,432	382,333
Comtech Telecommunications Corp. *	485	23,881
Dice Holdings, Inc. *	5,184	36,806
Earthlink, Inc. *	41,600	353,600
Harmonic, Inc. *	2,673	22,587
InterDigital, Inc. *	4,513	108,538
Mediacom Communications Corp., Class A *	3,690	21,845
NTELOS Holdings Corp.	120	3,227
Plantronics, Inc.	610	13,737
Soapstone Networks, Inc. *	6,579	22,040
Syniverse Holdings, Inc. *	23,171	384,870
Tekelec, Inc. *	7,172	100,336
Thinkorswim Group, Inc. *	388	3,232

The accompanying notes are an integral part of the financial statements.
325

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
United Online, Inc.	2,006	$18,877

		1,552,280
Consumer, Cyclical - 18.94%
AFC Enterprises, Inc. *	11,211	81,392
Americas Car Mart, Inc. *	3,241	60,250
ArvinMeritor, Inc.	1,735	22,624
ATC Technology Corp. *	1,207	28,654
Autoliv, Inc.	499	16,841
Bally Technologies, Inc. *	8,551	258,924
Big Lots, Inc. *	6,920	192,584
BlueLinx Holdings, Inc.	1,326	7,015
Bob Evans Farms, Inc.	1,228	33,512
Brightpoint, Inc. *	1,427	10,274
Carmike Cinemas, Inc.	1,888	6,948
Cash America International, Inc.	12,217	440,301
CEC Entertainment, Inc. *	14,433	479,176
Choice Hotels International, Inc.	3,151	85,392
Deckers Outdoor Corp. *	83	8,639
Dollar Tree, Inc. *	5,525	200,889
DreamWorks Animation SKG, Inc., Class A *	12,639	397,497
Einstein Noah Restaurant Group, Inc. *	1,773	17,872
FGX International Holdings, Ltd. *	570	6,310
Finish Line, Inc.	2,292	22,897
Genesco, Inc. *	7,658	256,390
Gymboree Corp. *	5,158	183,109
Insight Enterprises, Inc. *	7,588	101,755
Isle of Capri Casinos, Inc. *	1,708	15,406
Jakks Pacific, Inc. *	11,779	293,415
Jo-Ann Stores, Inc. *	12,339	258,872
Knoll, Inc.	15,672	236,961
LKQ Corp. *	9,846	167,087
New York & Company, Inc. *	11,748	112,076
Owens & Minor, Inc.	10,219	495,621
PC Mall, Inc. *	4,341	29,649
Perry Ellis International, Inc. *	1,784	26,599
Polaris Industries, Inc. (a)	10,201	464,043
RadioShack Corp.	13,492	233,142
RC2 Corp. *	147	2,940
Republic Airways Holdings, Inc. *	4,326	44,082
Skechers U.S.A., Inc., Class A *	3,987	67,101
SkyWest, Inc.	4,595	73,428
Sport Supply Group, Inc.	1,518	16,698
The Dress Barn, Inc. *	2,169	33,164
The Wet Seal, Inc., Class A *	3,889	14,117
Tractor Supply Company *	2,805	117,950
True Religion Apparel, Inc. *	2,033	52,553
TRW Automotive Holdings Corp. *	10,487	166,848
Unifirst Corp.	1,174	50,588
Warnaco Group, Inc. *	8,466	383,425
Wesco International, Inc. *	3,534	113,724
WMS Industries, Inc. *	3,703	113,201
Wolverine World Wide, Inc.	4,091	108,248

		6,610,183
Consumer, Non-cyclical - 16.83%
Advance America Cash Advance Centers, Inc.	3,618	10,818

Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Alkermes, Inc. *	550	$7,315
Alliance One International, Inc. *	6,285	23,883
American Medical Systems Holdings, Inc. *	5,907	104,908
AMERIGROUP Corp. *	7,031	177,462
Apria Healthcare Group, Inc. *	24,182	441,080
ArthroCare Corp. *	836	23,174
Avis Budget Group, Inc. *	1,994	11,446
Bio-Rad Laboratories, Inc., Class A *	620	61,454
Bowne & Company, Inc.	2,299	26,553
Centene Corp. *	13,476	276,393
Cenveo, Inc. *	2,662	20,471
CONMED Corp. *	4,297	137,504
Cryolife, Inc. *	3,348	43,926
Cubist Pharmaceuticals, Inc. *	5,155	114,596
Cyberonics, Inc. *	2,317	39,389
Cynosure, Inc. *	604	10,836
Dollar Financial Corp. *	2,207	33,966
Edwards Lifesciences Corp. *	562	32,461
Emergency Medical Services Corp., Class A *	233	6,962
Enzon Pharmaceuticals, Inc. *	2,444	18,037
Exactech, Inc. *	574	12,766
Fossil, Inc. *	906	25,576
Gartner Group, Inc., Class A *	2,397	54,364
Global Cash Access, Inc. *	8,319	42,094
Hain Celestial Group, Inc. *	1,876	51,646
Hanger Orthopedic Group, Inc. *	1,696	29,595
Healthsouth Corp. *	1,386	25,544
Helen of Troy, Ltd. *	2,129	48,477
Hewitt Associates, Inc., Class A *	2,620	95,473
Invacare Corp.	7,025	169,584
Invitrogen Corp. *	9,831	371,612
Kensey Nash Corp. *	1,211	38,098
King Pharmaceuticals, Inc. *	25,610	245,344
LHC Group, Inc. *	382	10,879
Magellan Health Services, Inc. *	177	7,268
Martek Biosciences Corp. *	9,566	300,564
Matrixx Initiatives, Inc. *	439	7,898
Medicines Company *	498	11,564
Medicis Pharmaceutical Corp., Class A	15,977	238,217
Molina Healthcare, Inc. *	13,717	425,227
Nash Finch Company	1,078	46,483
On Assignment, Inc. *	2,673	21,063
OSI Pharmaceuticals, Inc. *	1,844	90,891
Overhill Farms, Inc. *	5,646	29,077
Pediatrix Medical Group, Inc. *	1,633	88,051
PRG-Schultz International, Inc. *	2,842	25,464
PSS World Medical, Inc. *	5,045	98,378
Questcor Pharmaceuticals, Inc. *	1,506	11,069
Ralcorp Holdings, Inc. *	2,892	194,950
Rent-A-Center, Inc. *	1,127	25,110
Repligen Corp. *	2,526	11,897
SAIC, Inc. *	3,328	67,325
Salix Pharmaceuticals, Ltd. *	1,084	6,948
Standard Parking Corp. *	518	11,510
STERIS Corp.	531	19,955
Sucampo Pharmaceuticals, Inc. *	752	6,415

The accompanying notes are an integral part of the financial statements.
326

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Synovis Life Technologies, Inc. *	754	$14,190
The Scotts Company, Class A	284	6,714
Thoratec Corp. *	2,093	54,941
TreeHouse Foods, Inc. *	1,852	55,004
Tupperware Brands Corp.	8,107	223,996
Valassis Communications, Inc. *	17,393	150,623
Vivus, Inc. *	33,747	267,951
Watson Wyatt Worldwide, Inc., Class A	9,936	494,117
WD-40 Company	500	17,965

		5,874,511
Energy - 5.82%
Atwood Oceanics, Inc. *	4,602	167,513
Basic Energy Services, Inc. *	10,252	218,368
Core Laboratories N.V.	623	63,122
ION Geophysical Corp. *	7,107	100,848
McMoran Exploration Company *	9,999	236,376
Oil States International, Inc. *	9,064	320,412
Penn Virginia Corp.	3,322	177,528
Petroquest Energy, Inc. *	2,914	44,730
Stone Energy Corp. *	6,796	287,675
Unit Corp. *	6,056	301,710
W&T Offshore, Inc.	4,171	113,827

		2,032,109
Financial - 16.32%
Alexander's, Inc., REIT *	39	15,600
Allied World Assurance Holdings, Ltd.	7,619	270,627
American Financial Group, Inc.	4,791	141,335
American Physicians Service Group, Inc.	566	11,982
Amerisafe, Inc. *	4,115	74,893
Apartment Investment & Management
Company, Class A, REIT	208	7,284
Aspen Insurance Holdings, Ltd.	13,291	365,503
Associated Estates Realty Corp., REIT	2,496	32,523
BancFirst Corp.	1,694	81,871
Bank of Hawaii Corp.	7,421	396,652
BioMed Realty Trust, Inc., REIT	5,642	149,231
Calamos Asset Management, Inc.	11,949	214,126
Cardinal Financial Corp.	2,101	16,976
Center Financial Corp.	1,648	21,045
Charter Financial Corp.	205	2,204
City Holding Company	3,192	134,862
Commerce Bancshares, Inc.	2,230	103,472
Community Bank Systems, Inc.	2,482	62,422
Entertainment Properties Trust, REIT	1,075	58,824
Equity Lifestyle Properties, Inc., REIT	8,879	470,853
Essex Property Trust, Inc., REIT	2,415	285,767
Evercore Partners, Inc.	1,284	23,086
Extra Space Storage, Inc., REIT	6,435	98,842
Financial Institutions, Inc.	1,846	36,939
First Citizens Bancshares, Inc.	465	83,235
Interactive Brokers Group, Inc. *	9,414	208,708
Knight Capital Group, Inc. *	2,370	35,218
Lexington Corporate Property Trust, REIT	1,013	17,444
Medical Properties Trust, Inc., REIT	1,864	21,156
Mid-America Apartment Communities, Inc.,
REIT	2,024	99,459

Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Navigators Group, Inc. *	1,088	$63,104
Old National Bancorp	1,320	26,426
Old Second Bancorp, Inc.	572	10,593
optionsXpress Holdings, Inc.	1,285	24,955
Oriental Financial Group, Inc.	20,704	369,773
Platinum Underwriters Holdings, Ltd.	6,939	246,196
Prosperity Bancshares, Inc.	3,016	102,514
Republic Bancorp, Inc., Class A	274	8,308
Senior Housing Properties Trust, REIT	2,825	67,320
Southside Bancshares, Inc.	684	17,237
Sovran Self Storage, Inc., REIT	1,082	48,355
SVB Financial Group *	1,295	75,006
Taubman Centers, Inc., REIT	8,560	428,000
Tradestation Group, Inc. *	7,326	68,498
TrustCo Bank Corp., NY	8,213	96,174
UMB Financial Corp.	2,875	150,995
Valley National Bancorp	12,204	255,796
Whitney Holding Corp.	1,830	44,378
World Acceptance Corp. *	1,403	50,508

		5,696,275
Industrial - 16.48%
A.O. Smith Corp.	1,779	69,719
Actuant Corp., Class A	2,790	70,420
Acuity Brands, Inc.	3,180	132,797
Altra Holdings, Inc. *	1,247	18,406
Analogic Corp.	3,538	176,051
Applied Industrial Technologies, Inc.	3,142	84,614
Arkansas Best Corp.	2,991	100,766
Belden, Inc.	3,859	122,678
Celestica, Inc. *	55,764	359,120
Ceradyne, Inc. *	192	7,039
Chart Industries, Inc. *	3,364	96,076
Cognex Corp.	3,417	68,887
Coherent, Inc. *	279	9,918
Comfort Systems USA, Inc.	2,643	35,310
Crown Holdings, Inc. *	1,458	32,382
Darling International, Inc. *	28,152	312,769
Dolby Laboratories, Inc., Class A *	3,374	118,731
EMCOR Group, Inc. *	19,806	521,294
EnPro Industries, Inc. *	1,772	65,848
Esterline Technologies Corp. *	8,720	345,225
Gardner Denver, Inc. *	5,474	190,057
GrafTech International, Ltd. *	12,659	191,277
Hawk Corp. *	3,583	72,126
Horizon Lines, Inc.	14,717	145,257
Hub Group, Inc., Class A *	4,490	169,048
Hubbell, Inc., Class B	1,554	54,468
Itron, Inc. *	296	26,205
Jabil Circuit, Inc.	9,443	90,086
Kirby Corp. *	6,487	246,117
Koppers Holdings, Inc.	3,808	142,457
Landstar Systems, Inc.	2,678	117,993
Lennox International, Inc.	1,882	62,614
Lydall, Inc. *	1,117	10,757
Methode Electronics, Inc.	17,305	154,707
Michael Baker Corp. *	2,123	73,880

The accompanying notes are an integral part of the financial statements.
327

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Multi-Fineline Electronix, Inc. *	2,774	$41,027
NCI Building Systems, Inc. *	1,838	58,356
North American Galvanizing & Coatings, Inc. *	989	5,044
Pacer International, Inc.	1,749	28,806
Perini Corp. *	947	24,423
Robbins & Myers, Inc.	10,835	335,127
Stoneridge, Inc. *	4,292	48,285
Tecumseh Products Company, Class A *	4,261	106,695
Teledyne Technologies, Inc. *	2,752	157,304
Thermadyne Holdings Corp. *	1,275	21,254
TTM Technologies, Inc. *	3,793	37,627
USA Truck, Inc. *	1,026	16,365
W.H. Brady Company, Class A	4,487	158,301
Werner Enterprises, Inc.	1,726	37,471
Woodward Governor Company	5,107	180,124

		5,751,308
Technology - 13.31%
Acxiom Corp.	16,050	201,267
American Reprographics Company *	2,118	36,535
Amkor Technology, Inc. *	19,155	122,017
ANSYS, Inc. *	2,154	81,572
ASM International N.V. * (a)	6,051	113,154
Broadridge Financial Solutions, Inc.	5,507	84,753
CGI Group, Inc., Class A *	2,820	24,929
CIBER, Inc. *	970	6,780
Cirrus Logic, Inc. *	8,109	44,194
Cogo Group, Inc. *	2,774	14,619
Compuware Corp. *	14,171	137,317
COMSYS IT Partners, Inc. *	7,699	74,834
Conexant Systems, Inc. *	5,036	20,194
CSG Systems International, Inc. *	17,680	309,930
Emulex Corp. *	8,055	85,947
IKON Office Solutions, Inc.	597	10,155
JDA Software Group, Inc. *	2,312	35,165
Kulicke & Soffa Industries, Inc. *	7,488	33,771
Lexmark International, Inc. *	9,996	325,570
ManTech International Corp. *	1,652	97,947
Mentor Graphics Corp. *	18,775	213,096
Microsemi Corp. *	6,114	155,785
National Semiconductor Corp.	2,198	37,828
NCI, Inc. *	388	11,050
Open Text Corp. *	3,598	124,419
Parametric Technology Corp. *	2,834	52,146
QLogic Corp. *	16,681	256,220
Radiant Systems, Inc. *	1,619	14,069
RadiSys Corp. *	676	5,814
Silicon Image, Inc. *	21,153	112,957
Skyworks Solutions, Inc. *	28,663	239,623
SPSS, Inc. *	3,146	92,367
Standard Microsystems Corp. *	9,311	232,589
Super Micro Computer, Inc. *	860	7,749
Sybase, Inc. *	13,473	412,543
Synopsys, Inc. *	15,305	305,335
Take-Two Interactive Software, Inc. *	1,121	18,384
Trimble Navigation, Ltd. *	6,066	156,867
Triquint Semiconductor, Inc. *	11,693	56,009

Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
Ultratech, Inc. *	468	$5,663
Varian Semiconductor Equipment Associates,
Inc. *	758	19,041
Volterra Semiconductor Corp. *	8,027	102,184
Western Digital Corp. *	7,135	152,118

		4,644,506
Utilities - 3.27%
Atmos Energy Corp.	4,488	119,470
Central Vermont Public Service Corp.	2,006	47,021
El Paso Electric Company *	6,676	140,196
Maine & Maritimes Corp. *	261	8,600
Nicor, Inc.	5,222	231,596
The Laclede Group, Inc.	5,129	248,705
UGI Corp.	13,354	344,266

		1,139,854

TOTAL COMMON STOCKS (Cost $37,553,723)		$34,247,132

SHORT TERM INVESTMENTS - 1.63%
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	$567,341	$567,341

TOTAL SHORT TERM INVESTMENTS
(Cost $567,341)		$567,341

REPURCHASE AGREEMENTS - 1.25%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$438,015 on 10/1/2008,
collateralized by $435,000 Federal
Home Loan Mortgage Corp.,
5.40% due 06/04/2012 (valued at
$449,077, including interest)	$438,000	$438,000

TOTAL REPURCHASE AGREEMENTS
(Cost $438,000)		$438,000

Total Investments (Small Company Trust)
(Cost $38,559,064) - 101.01%		$35,252,473
Liabilities in Excess of Other Assets - (1.01)%		(351,445)

TOTAL NET ASSETS - 100.00%		$34,901,028

Small Company Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.86%

Basic Materials - 0.44%
Carpenter Technology Corp.	30,171	$773,886

Communications - 6.16%
DealerTrack Holdings, Inc. *	48,138	810,644
Harmonic, Inc. *	155,387	1,313,020
inVentiv Health, Inc. *	50,477	891,424
NeuStar, Inc., Class A *	57,560	1,144,868
NICE Systems, Ltd., ADR *	50,349	1,371,507
Polycom, Inc. *	67,468	1,560,535

The accompanying notes are an integral part of the financial statements.
328

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
SBA Communications Corp. *	52,656	$1,362,211
Starent Networks Corp. * (a)	83,902	1,085,692
Websense, Inc. *	56,416	1,260,897

		10,800,798
Consumer, Cyclical - 11.06%
AnnTaylor Stores Corp. *	59,215	1,222,198
Big Lots, Inc. *	53,195	1,480,417
Buffalo Wild Wings, Inc. *	42,101	1,694,144
Choice Hotels International, Inc.	36,804	997,388
Dick's Sporting Goods, Inc. *	20,258	396,652
Hot Topic, Inc. *	136,596	902,900
Interface, Inc., Class A	91,413	1,039,366
Jack in the Box, Inc. *	65,181	1,375,319
Marvel Entertainment, Inc. *	61,708	2,106,711
National Cinemedia, Inc.	68,086	752,350
P.F. Chang's China Bistro, Inc. * (a)	49,093	1,155,649
Tech Data Corp. *	47,690	1,423,546
Tenneco, Inc. *	59,209	629,392
Warnaco Group, Inc. *	46,709	2,115,451
Wesco International, Inc. *	28,050	902,649
Zumiez, Inc. * (a)	72,903	1,201,441

		19,395,573
Consumer, Non-cyclical - 30.42%
Acorda Therapeutics, Inc. *	34,600	825,210
Affymetrix, Inc. *	65,502	506,986
AMAG Pharmaceuticals, Inc. *	19,827	767,900
Bankrate, Inc. * (a)	33,399	1,299,555
BioMarin Pharmaceutical, Inc. *	63,615	1,685,161
Cepheid, Inc. *	55,595	768,879
Chemed Corp.	34,123	1,401,090
Church & Dwight, Inc.	35,149	2,182,401
CoStar Group, Inc. * (a)	44,680	2,028,025
DeVry, Inc.	39,439	1,953,808
Euronet Worldwide, Inc. *	66,113	1,106,071
Gen-Probe, Inc. *	27,696	1,469,273
Global Payments, Inc.	27,441	1,231,003
Human Genome Sciences, Inc. *	90,198	572,757
Informatica Corp. *	86,460	1,123,115
Insulet Corp. *	60,028	835,590
Korn/Ferry International *	19,742	351,803
LifePoint Hospitals, Inc. *	49,672	1,596,458
Live Nation, Inc. *	74,201	1,207,250
Martek Biosciences Corp. *	41,242	1,295,824
Medicines Company *	69,459	1,612,838
Mentor Corp.	37,451	893,581
Meridian Bioscience, Inc.	54,860	1,593,134
Myriad Genetics, Inc. *	34,230	2,220,842
Nuvasive, Inc. *	59,495	2,934,888
OSI Pharmaceuticals, Inc. *	9,242	455,538
Parexel International Corp. *	58,383	1,673,257
Pediatrix Medical Group, Inc. *	27,526	1,484,202
PharMerica Corp. *	2,842	63,917
Quanta Services, Inc. *	32,908	888,845
Ralcorp Holdings, Inc. *	29,691	2,001,470
Sciele Pharma, Inc. *	72,360	2,227,964

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Strayer Education, Inc.	10,415	$2,085,708
Tetra Tech, Inc. *	93,197	2,242,320
United Therapeutics Corp. *	15,841	1,665,998
VCA Antech, Inc. *	50,714	1,494,542
Wright Medical Group, Inc. *	72,281	2,200,234
Zoll Medical Corp. *	43,675	1,429,046

		53,376,483
Energy - 7.58%
Arena Resources, Inc. *	51,841	2,014,023
Bill Barrett Corp. *	51,542	1,655,014
Carrizo Oil & Gas, Inc. *	44,275	1,605,854
Dril-Quip, Inc. *	39,764	1,725,360
Goodrich Petroleum Corp. *	32,831	1,431,103
ION Geophysical Corp. *	102,421	1,453,354
Unit Corp. *	43,103	2,147,391
Whiting Petroleum Corp. *	17,706	1,261,730

		13,293,829
Financial - 7.68%
Affiliated Managers Group, Inc. *	18,722	1,551,118
BioMed Realty Trust, Inc., REIT	70,530	1,865,518
City National Corp.	13,600	738,480
Greenhill & Company, Inc. (a)	27,597	2,035,279
National Financial Partners Corp. (a)	37,203	558,045
optionsXpress Holdings, Inc.	52,272	1,015,122
ProAssurance Corp. *	26,442	1,480,752
Riskmetrics Group, Inc. *	30,511	597,100
Stifel Financial Corp. *	29,700	1,482,030
SVB Financial Group *	37,250	2,157,520

		13,480,964
Industrial - 17.27%
Advanced Energy Industries, Inc. *	56,401	771,566
American Commercial Lines, Inc. *	61,372	652,998
Barnes Group, Inc.	53,445	1,080,658
Bucyrus International, Inc., Class A	29,219	1,305,505
Calgon Carbon Corp. * (a)	58,577	1,192,628
Coherent, Inc. *	56,253	1,999,794
Dynamic Materials Corp.	37,991	881,771
Eagle Materials, Inc.	46,129	1,031,906
EnergySolutions, Inc.	72,139	721,390
FMC Technologies, Inc. *	28,326	1,318,575
Forward Air Corp.	52,957	1,442,019
Fuel Tech, Inc. * (a)	70,150	1,269,013
General Cable Corp. *	39,952	1,423,490
Greif, Inc., Class A	29,167	1,913,939
Hexcel Corp. *	68,080	932,015
Hub Group, Inc., Class A *	52,192	1,965,029
Knight Transportation, Inc.	84,792	1,438,920
Lindsay Corp.	19,964	1,452,381
Regal-Beloit Corp.	33,779	1,436,283
Texas Industries, Inc.	22,761	930,014
TransDigm Group, Inc. *	46,507	1,591,935
Varian, Inc. *	40,478	1,736,506
Wabtec Corp.	35,249	1,805,806

		30,294,141

The accompanying notes are an integral part of the financial statements.
329

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology - 14.55%
ANSYS, Inc. *	42,664	$1,615,686
Aspen Technology, Inc. *	120,626	1,531,950
Blackboard, Inc. *	55,278	2,227,151
Cogent, Inc. *	118,743	1,213,553
Diodes, Inc. *	60,515	1,116,502
Eclipsys Corp. *	87,402	1,831,072
Hittite Microwave Corp. *	37,799	1,270,046
JDA Software Group, Inc. *	54,437	827,987
Lawson Software, Inc. * (a)	162,821	1,139,747
Manhattan Associates, Inc. *	63,575	1,420,265
Microsemi Corp. *	57,510	1,465,355
Omniture, Inc. *	27,165	498,749
Power Integrations, Inc. *	49,450	1,191,745
Quality Systems, Inc.	47,529	2,008,576
Silicon Laboratories, Inc. *	51,246	1,573,252
SRA International, Inc., Class A *	57,025	1,290,476
Syntel, Inc.	42,240	1,034,880
THQ, Inc. *	69,774	840,079
Varian Semiconductor Equipment Associates,
Inc. *	56,648	1,422,998

		25,520,069
Utilities - 1.70%
ITC Holdings Corp.	28,284	1,464,263
Pike Electric Corp. *	103,560	1,525,439

		2,989,702

TOTAL COMMON STOCKS (Cost $191,763,193)		$169,925,445

SHORT TERM INVESTMENTS - 6.55%
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	$11,493,003	$11,493,003

TOTAL SHORT TERM INVESTMENTS
(Cost $11,493,003)		$11,493,003

REPURCHASE AGREEMENTS - 3.34%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$5,866,204 on 10/01/2008,
collateralized by $5,455,000
Federal National Mortgage
Association, 5.625% due
07/15/2037 (valued at $5,987,626,
including interest)	$5,866,000	$5,866,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,866,000)		$5,866,000

Total Investments (Small Company Growth Trust)
(Cost $209,122,196) - 106.75%		$187,284,448
Liabilities in Excess of Other Assets - (6.75)%		(11,841,554)

TOTAL NET ASSETS - 100.00%		$175,442,894

Small Company Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.31%

Basic Materials - 8.36%
Airgas, Inc.	169,700	$8,425,605
AMCOL International Corp.	95,500	2,985,330
American Vanguard Corp. (a)	240,700	3,629,756
Arch Chemicals, Inc.	176,500	6,230,450
Carpenter Technology Corp.	153,700	3,942,405
Deltic Timber Corp.	108,400	6,898,576
Gibraltar Industries, Inc.	237,100	4,436,141
Hecla Mining Company *	561,000	2,625,480
Innospec, Inc.	242,500	2,924,550
Potlatch Corp.	160,500	7,445,595
Symyx Technologies, Inc. *	223,200	2,211,912
Wausau-Mosinee Paper Corp.	344,900	3,493,837

		55,249,637
Communications - 2.91%
Ixia *	358,800	2,644,356
Lee Enterprises, Inc. (a)	164,900	577,150
Newport Corp. *	170,600	1,839,068
Premiere Global Services, Inc. *	433,500	6,095,010
Saga Communications, Inc., Class A *	230,400	1,313,280
Sonus Networks, Inc. *	655,500	1,887,840
Websense, Inc. *	217,100	4,852,185

		19,208,889
Consumer, Cyclical - 10.58%
Accuride Corp. *	244,500	391,200
Alaska Air Group, Inc. *	182,300	3,717,097
Beacon Roofing Supply, Inc. *	542,900	8,480,098
Casey's General Stores, Inc.	151,800	4,579,806
Culp, Inc. *	125,500	742,960
Fred's, Inc., Class A	238,500	3,391,470
G & K Services Inc., Class A	156,200	5,162,410
Haverty Furniture Companies, Inc.	288,600	3,301,584
M/I Homes, Inc.	141,600	3,225,648
Marinemax, Inc. * (a)	175,200	1,266,696
Meritage Homes Corp. * (a)	228,300	5,639,010
Owens & Minor, Inc.	261,100	12,663,350
Pool Corp. (a)	203,300	4,742,989
Stanley Furniture Company, Inc.	161,000	1,469,930
Stein Mart, Inc.	424,900	1,661,359
The Men's Wearhouse, Inc.	176,000	3,738,240
The Steak & Shake Company * (a)	192,500	1,670,900
Winnebago Industries, Inc. (a)	313,900	4,055,588

		69,900,335
Consumer, Non-cyclical - 15.14%
Aaron Rents, Inc., Class B	458,100	12,400,767
Alliance One International, Inc. *	567,100	2,154,980
AngioDynamics, Inc. *	141,800	2,240,440
Compass Diversified Trust	212,200	2,958,068
Corinthian Colleges, Inc. *	293,600	4,404,000
CSS Industries, Inc.	134,400	3,459,456
Dollar Thrifty Automotive Group, Inc. *	185,200	357,436
Electro Rent Corp.	293,000	3,934,990
Exelixis, Inc. *	274,400	1,668,352
FTI Consulting, Inc. *	174,800	12,627,552
Landauer, Inc.	64,500	4,692,375
Live Nation, Inc. *	79,200	1,288,584

The accompanying notes are an integral part of the financial statements.
330

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
McGrath Rentcorp	268,900	$7,749,698
MPS Group, Inc. *	583,800	5,884,704
Myriad Genetics, Inc. *	101,780	6,603,487
Nash Finch Company	99,000	4,268,880
National Healthcare Corp.	113,052	5,327,010
Navigant Consulting Company *	327,600	6,515,964
StarTek, Inc. *	248,288	1,594,009
Triple-S Management Corp. *	75,600	1,231,524
West Pharmaceutical Services, Inc.	159,820	7,802,412
Winn-Dixie Stores, Inc. *	66,800	928,520

		100,093,208
Energy - 7.10%
Atwood Oceanics, Inc. *	74,600	2,715,440
Carbo Ceramics, Inc.	78,800	4,066,868
Forest Oil Corp. *	129,800	6,438,080
GeoMet, Inc. *	149,000	810,560
Hercules Offshore, Inc. *	110,117	1,669,374
Mariner Energy, Inc. *	147,204	3,017,682
Penn Virginia Corp.	272,800	14,578,432
TETRA Technologies, Inc. *	396,600	5,492,910
Union Drilling, Inc. *	75,400	798,486
Whiting Petroleum Corp. *	103,200	7,354,032

		46,941,864
Financial - 18.99%
Ares Capital Corp.	451,200	4,706,016
Cedar Shopping Centers, Inc., REIT	293,900	3,885,358
East West Bancorp, Inc. (a)	372,770	5,106,949
Employers Holdings, Inc.	92,600	1,609,388
First Financial Fund, Inc. *	330,000	2,517,900
First Potomac Realty Trust, REIT	233,500	4,013,865
Glacier Bancorp, Inc.	253,200	6,271,764
Hatteras Financial Corp., REIT	156,900	3,640,080
Hercules Technology Growth Capital, Inc.	308,500	2,992,450
Home Bancshares, Inc. (a)	179,820	4,651,943
JMP Group, Inc.	186,400	969,280
Kilroy Realty Corp., REIT	164,100	7,842,339
Kohlberg Capital Corp.	331,934	2,851,313
LaSalle Hotel Properties, REIT	184,400	4,300,208
Markel Corp. *	11,800	4,147,700
Max Re Capital, Ltd.	242,100	5,623,983
National Interstate Corp.	183,800	4,416,714
Parkway Properties, Inc., REIT	102,800	3,892,008
Piper Jaffray Companies, Inc. *	69,700	3,014,525
ProAssurance Corp. *	214,000	11,984,000
Redwood Trust, Inc., REIT (a)	132,600	2,881,398
Signature Bank *	96,700	3,372,896
Stifel Financial Corp. *	122,050	6,090,295
Strategic Hotel & Resorts, Inc., REIT	256,400	1,935,820
SVB Financial Group * (a)	196,200	11,363,904
Universal American Financial Corp. *	151,800	1,850,442
Washington Real Estate Investment Trust	143,400	5,252,742
Wintrust Financial Corp.	146,900	4,311,515

		125,496,795
Funds - 0.71%
iShares Russell 2000 Value Index Fund (a)	70,000	4,706,800

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial - 23.80%
Advanced Energy Industries, Inc. *	284,600	$3,893,328
Ameron International Corp.	78,400	5,617,360
Analogic Corp.	49,700	2,473,072
AptarGroup, Inc.	246,400	9,636,704
Astec Industries, Inc. *	67,600	2,084,108
Belden, Inc.	189,800	6,033,742
C & D Technologies, Inc. * (a)	212,600	1,207,568
Cascade Corp.	90,800	3,977,948
Casella Waste Systems, Inc., Class A *	78,600	922,764
Chesapeake Corp. *	64,200	43,014
Circor International, Inc.	108,100	4,694,783
Comfort Systems USA, Inc.	150,700	2,013,352
Drew Industries, Inc. *	241,400	4,130,354
Franklin Electric, Inc. (a)	48,500	2,160,675
Genesee & Wyoming, Inc., Class A *	239,000	8,967,280
IDEX Corp.	230,150	7,139,253
Insituform Technologies, Inc., Class A *	293,300	4,387,768
Kirby Corp. *	237,900	9,025,926
Kratos Defense & Security Solutions, Inc. *	603,700	1,189,289
Landstar Systems, Inc.	321,000	14,143,260
Littelfuse, Inc. *	138,000	4,102,740
Matthews International Corp., Class A	213,900	10,853,286
Methode Electronics, Inc.	78,300	700,002
Myers Industries, Inc.	363,800	4,587,518
Nordson Corp.	164,100	8,058,951
Sims Group, Ltd.	299,600	6,920,760
Sterling Construction Company, Inc. *	98,100	1,589,220
Universal Forest Products, Inc.	129,100	4,506,881
UTI Worldwide, Inc.	306,200	5,211,524
Waste Connections, Inc. *	192,600	6,606,180
Woodward Governor Company	296,000	10,439,920

		157,318,530
Technology - 5.84%
ATMI, Inc. *	101,500	1,824,970
Brooks Automation, Inc. *	341,862	2,857,966
Cabot Microelectronics Corp. *	55,200	1,770,816
Exar Corp. *	318,900	2,442,774
FormFactor, Inc. *	171,600	2,989,272
GSI Group, Inc. *	455,800	1,608,974
Palm, Inc. * (a)	475,700	2,839,929
Progress Software Corp. *	236,868	6,156,200
SPSS, Inc. *	176,200	5,173,232
SYNNEX Corp. *	145,300	3,246,002
Wind River Systems, Inc. *	563,500	5,635,000
Xyratex, Ltd. *	186,700	2,077,971

		38,623,106
Utilities - 3.88%
Black Hills Corp.	164,100	5,098,587
Cleco Corp.	228,800	5,777,200
El Paso Electric Company *	216,200	4,540,200
Empire District Electric Company	128,500	2,743,475
Southwest Gas Corp.	152,500	4,614,650

The accompanying notes are an integral part of the financial statements.
331

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Utilities (continued)
Vectren Corp.	104,100	$2,899,185

		25,673,297

TOTAL COMMON STOCKS (Cost $571,029,298)		$643,212,461

PREFERRED STOCKS - 0.38%
Financial - 0.38%
East West Bancorp., Inc., Series A, 8.00%	2,683	2,515,771

TOTAL PREFERRED STOCKS (Cost $2,645,580)		$2,515,771

SHORT TERM INVESTMENTS - 7.72%
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	$43,664,974	$43,664,974
T. Rowe Price Reserve Investment Fund,
2.7528%	7,324,478	7,324,478

TOTAL SHORT TERM INVESTMENTS
(Cost $50,989,452)		$50,989,452

REPURCHASE AGREEMENTS - 0.07%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$455,016 on 10/1/2008,
collateralized by $435,000 Federal
National Mortgage Association,
6.00% due 04/18/2036 (valued at
$466,337, including interest)	$455,000	$455,000

TOTAL REPURCHASE AGREEMENTS
(Cost $455,000)		$455,000

Total Investments (Small Company Value Trust)
(Cost $625,119,330) - 105.48%		$697,172,684
Liabilities in Excess of Other Assets - (5.48)%		(36,205,654)

TOTAL NET ASSETS - 100.00%		$660,967,030

Spectrum Income Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 16.46%

Basic Materials - 1.11%
Alcoa, Inc.	51,100	$1,153,838
E.I. Du Pont de Nemours & Company	43,900	1,769,170
Eli Lilly & Company	56,100	2,470,083
Freeport-McMoRan Copper & Gold, Inc.,
Class B	3,625	206,081
International Flavors & Fragrances, Inc.	40,300	1,590,238
International Paper Company	100,465	2,630,174
MeadWestvaco Corp.	49,260	1,148,251
Nucor Corp.	21,100	833,450

		11,801,285
Communications - 1.85%
Alcatel-Lucent, SADR *	142,300	546,432
AT&T, Inc.	117,965	3,293,583
Cablevision Systems Corp., Class A	36,500	918,340

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
CBS Corp., Class B	58,800	$857,304
Crown Castle International Corp. *	8,975	260,006
eBay, Inc. *	39,500	884,010
Gannett Company, Inc.	60,900	1,029,819
McGraw-Hill Companies, Inc.	53,900	1,703,779
Motorola, Inc.	90,700	647,598
Qwest Communications International, Inc. (a)	218,200	704,786
Sirius XM Radio, Inc. * (a)	48,300	27,531
Sprint Nextel Corp.	168,975	1,030,747
The New York Times Company, Class A	72,100	1,030,309
Time Warner, Inc.	147,100	1,928,481
Verizon Communications, Inc.	52,900	1,697,561
Walt Disney Company	58,800	1,804,572
WPP Group PLC	27,900	225,671
Yahoo!, Inc. *	66,400	1,148,720

		19,739,249
Consumer, Cyclical - 1.39%
Bed Bath & Beyond, Inc. *	58,521	1,838,145
D.R. Horton, Inc.	60,900	792,918
Ford Motor Company *	84,100	437,320
Genuine Parts Company	26,700	1,073,607
Harley-Davidson, Inc.	31,900	1,189,870
Harman International Industries, Inc.	18,100	616,667
Home Depot, Inc.	95,600	2,475,084
Lakes Gaming, Inc. *	23,275	153,149
Macy's, Inc.	24,300	436,914
Mattel, Inc.	65,300	1,178,012
MGM Mirage, Inc. * (a)	49,000	1,396,500
Newell Rubbermaid, Inc.	70,800	1,222,008
Southwest Airlines Company	20,900	303,259
Whirlpool Corp.	21,300	1,688,877

		14,802,330
Consumer, Non-cyclical - 2.75%
Abbott Laboratories	19,700	1,134,326
Amgen, Inc. *	39,200	2,323,384
Avery Dennison Corp.	33,700	1,498,976
B&G Foods, Inc.	16,525	221,435
Bristol-Myers Squibb Company	65,500	1,365,675
Colgate-Palmolive Company	10,100	761,035
Fortune Brands, Inc.	34,300	1,967,448
General Mills, Inc.	26,700	1,834,824
H & R Block, Inc.	66,100	1,503,775
Hershey Company	65,400	2,585,916
Johnson & Johnson	30,100	2,085,328
Kimberly-Clark Corp.	21,300	1,381,092
Kraft Foods, Inc., Class A	48,100	1,575,275
McCormick & Company, Inc.	18,600	715,170
Merck & Company, Inc.	58,800	1,855,728
Pfizer, Inc.	114,370	2,108,983
Procter & Gamble Company	21,800	1,519,242
UST, Inc.	105	6,986
WellPoint, Inc. *	18,800	879,276
Whole Foods Market, Inc. (a)	19,400	388,582
Wyeth	44,100	1,629,054

		29,341,510

The accompanying notes are an integral part of the financial statements.
332

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy - 1.99%
Anadarko Petroleum Corp.	29,400	$1,426,194
BJ Services Company	37,700	721,201
BP PLC, SADR	29,400	1,474,998
Chevron Corp.	54,900	4,528,152
Duke Energy Corp.	75,720	1,319,800
Exxon Mobil Corp.	56,800	4,411,088
Murphy Oil Corp.	25,300	1,622,742
Royal Dutch Shell PLC, ADR	48,800	2,879,688
Schlumberger, Ltd.	9,600	749,664
Spectra Energy Corp.	41,000	975,800
Sunoco, Inc.	30,500	1,085,190
Williams Companies, Inc.	230	5,439

		21,199,956
Financial - 3.90%
Allied Irish Banks PLC - London Exchange	76,753	626,193
American Express Company	44,100	1,562,463
American International Group, Inc.	59,000	196,470
Bank of America Corp.	71,101	2,488,535
Bank of New York Mellon Corp.	62,700	2,042,766
Capital One Financial Corp.	34,100	1,739,100
Chubb Corp.	14,200	779,580
Citigroup, Inc.	53,100	1,089,081
Federal National Mortgage Association	78,300	119,799
Fifth Third Bancorp	71,167	846,887
Goldman Sachs Group, Inc.	6,400	819,200
Hartford Financial Services Group, Inc.	2,300	94,277
JPMorgan Chase & Company	140,000	6,538,000
KeyCorp	64,300	767,742
Legg Mason, Inc.	31,900	1,214,114
Lincoln National Corp.	38,900	1,665,309
Marsh & McLennan Companies, Inc.	100,900	3,204,584
Merrill Lynch & Company, Inc.	68,100	1,722,930
Merrill Lynch & Company, Inc.	39,734	904,739
National City Corp. (a)	143,600	251,300
Progressive Corp.	47,600	828,240
Royal Bank of Scotland Group PLC	79,158	255,357
SLM Corp. *	89,000	1,098,260
SunTrust Banks, Inc.	49,000	2,204,510
The Travelers Companies, Inc.	23,700	1,071,240
U.S. Bancorp	83,300	3,000,466
UBS AG *	47,112	805,258
Weingarten Realty Investors, REIT	1,265	45,123
Wells Fargo & Company	98,000	3,677,940

		41,659,463
Industrial - 1.93%
3M Company	36,800	2,513,808
Black & Decker Corp.	9,500	577,125
Boeing Company	16,400	940,540
Cooper Industries, Ltd., Class A	22,600	902,870
Eastman Kodak Company	63,800	981,244
General Cable Corp. *	6,850	244,065
General Electric Company	217,500	5,546,250
Honeywell International, Inc.	30,300	1,258,965
Illinois Tool Works, Inc.	44,100	1,960,245
Masco Corp.	80,500	1,444,170

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Tyco Electronics, Ltd.	12,600	$348,516
United Parcel Service, Inc., Class B	23,500	1,477,915
USG Corp. *	28,500	729,600
Vulcan Materials Company	22,900	1,706,050

		20,631,363
Technology - 0.74%
Analog Devices, Inc.	50,600	1,333,310
Applied Materials, Inc.	39,300	594,609
Computer Sciences Corp. *	28,100	1,129,339
Dell, Inc. *	76,300	1,257,424
Intel Corp.	47,200	884,056
Microsoft Corp.	100,500	2,682,345

		7,881,083
Utilities - 0.80%
Entergy Corp.	12,300	1,094,823
FirstEnergy Corp.	19,200	1,286,208
NiSource, Inc.	90,300	1,332,828
PG&E Corp.	26,100	977,445
Pinnacle West Capital Corp.	21,800	750,138
Progress Energy, Inc.	32,250	1,390,943
Teco Energy, Inc.	23,500	369,655
Xcel Energy, Inc.	67,988	1,359,080

		8,561,120

TOTAL COMMON STOCKS (Cost $206,333,577)		$175,617,359

PREFERRED STOCKS - 0.18%

Communications - 0.06%
Lucent Technologies Capital Trust I, 7.75%	1,450	565,500
Spanish Broadcasting System, Series
B, 10.75%	281	98,350

		663,850
Financial - 0.12%
Bank of America Corp., Series L, 7.25%	575	481,850
Citigroup, Inc., Series T, 6.50%	17,375	712,375
Federal Home Loan Mortgage Corp.,
Series Z, 8.375%	8,000	12,320
Federal National Mortgage Association,
Series 08-1, 8.75%	29,000	70,760
Federal National Mortgage Association,
Series S, 8.25%	6,575	14,333

		1,291,638

TOTAL PREFERRED STOCKS (Cost $4,537,559)		$1,955,488

TERM LOANS - 1.84%

Basic Materials - 0.04%
Domtar Corp.
3.7794% due 03/07/2014 (b)	240,250	221,404
Georgia-Pacific Corp.
4.7274% due 12/20/2012 (b)	239,806	213,073

		434,477
Communications - 0.52%
Alltel Communications, Inc.
1.00% due 05/15/2015 (b)	1,246,859	1,211,536

The accompanying notes are an integral part of the financial statements.
333

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Communications (continued)
Alltel Communications, Inc., B1
1.00% due 05/15/2015 (b)	$250,000	$242,917
Clear Channel Communications, Inc.
1.00% due 11/13/2015 (b)	750,000	625,312
CSC Holdings, Inc., Tranche A 1
8.125% due 07/15/2009	500,000	476,250
Fairpoint Communications, Inc.
1.00% due 03/31/2014 (b)	750,000	625,313
12.50% due 05/01/2010 (b)	250,000	214,375
Mediacom Broadband LLC
1.00% due 01/31/2015 (b)	500,000	440,000
Nielsen Finance LLC
4.7344% due 08/09/2013 (b)	498,732	438,674
Penton Media Bank, Series B1
7.61% due 02/01/2013 (b)	246,875	180,219
Trilogy International Partners
8.86% due 06/27/2012 (b)	500,000	390,000
Univision Communications, Inc.
5.65% due 09/29/2014 (b)	250,000	166,590
Wind Acquisition Finance SA, Series B
3.40% due 12/07/2011 (b)	600,522	558,486

		5,569,672

Consumer, Cyclical - 0.28%
Aramark Corp., Tranche B
7.485% due 01/26/2017 (b)	440,892	386,552
Fontainebleau Las Vegas
zero coupon due 05/31/2014 (b)	250,000	250,000
Ford Motor Company
5.46% due 12/15/2013 (b)	1,250,000	996,875
General Motors Corp.
5.194% due 11/29/2013 (b)	250,000	186,250
Goodyear Tire & Rubber Company
4.54% due 04/30/2014 (b)	250,000	212,500
Pinnacle Foods Finance LLC
9.25% due 04/01/2015 (b)	748,111	644,311
Rental Service Corp., Series B3
8.86% due 11/27/2013 (b)	397,920	314,357

		2,990,845

Consumer, Non-cyclical - 0.50%
Community Health Systems, Inc.
1.00% due 07/25/2014 (b)	250,000	237,220
Dresser, Inc.
8.56% due 06/30/2009 (b)	1,250,000	1,147,912
HCA, Inc.
4.45% due 11/18/2012 (b)	750,000	667,717
7.08% due 11/18/2012 (b)	973,226	868,001
Healthsouth Corp.
10.00% due 06/10/2013 (b)	238,445	217,317
Hertz Corp.
4.302% due 12/21/2008 (b)	250,000	225,095
Iasis Healthcare Corp.
10.605% due 06/16/2011 (b)	549,731	467,271
Laureate Education, Inc.
7.00% due 08/17/2014 (b)	495,101	438,783
William Wrigley Jr. Company, Tranche B Bankdebt
4.30% due 07/15/2010	1,000,000	1,005,000

		5,274,316

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Energy - 0.12%
Calpine Corp.
5.725% due 03/29/2014 (b)	$997,494	$855,351
Venoco, Inc., 2nd Lien
9.356% due 05/08/2014 (b)	500,000	465,000

		1,320,351

Financial - 0.08%
Celanese Holdings LLC
1.00% due 03/30/2014 (b)	249,369	229,279
HUB International Holdings, Inc.
1.00% due 06/13/2014 (b)	249,396	216,663
Nuveen Investments, Inc.
1.00% due 11/09/2014 (b)	249,375	218,827
Town Sports
7.125% due 03/01/2014 (b)	246,875	195,031

		859,800

Technology - 0.16%
First Data Corp.
3.34% due 09/24/2014 (b)	992,500	856,339
Infor Global Solutions
1.00% due 03/15/2014 (b)	500,000	237,500
Palm, Inc.
8.3775% due 04/24/2014 (b)	992,500	595,500

		1,689,339

Utilities - 0.14%
Mirant North America LLC
4.1313% due 01/03/2013 (b)	249,209	232,544
NRG Energy, Inc.
5.25% due 06/23/2010 (b)	250,000	221,813
Texas Competitive Electric LLC
1.00% due 10/10/2014 (b)	1,246,866	1,063,988

		1,518,345

TOTAL TERM LOANS (Cost $21,139,010)		$19,657,145

U.S. TREASURY OBLIGATIONS - 5.21%

Treasury Inflation-Protected
Securities (d) - 0.63%
1.375% due 07/15/2018	2,758,748	2,548,179
2.00% due 04/15/2012 to 01/15/2016	4,134,068	4,123,476

		6,671,655

U.S. Treasury Bonds - 2.57%
4.50% due 02/15/2036	317,000	325,371
4.75% due 02/15/2037	5,625,000	6,016,995
5.375% due 02/15/2031	3,500,000	3,977,148
5.50% due 08/15/2028	2,579,000	2,937,440
6.00% due 02/15/2026	3,285,000	3,897,856
6.375% due 08/15/2027	670,000	835,196
7.25% due 08/15/2022	2,365,000	3,073,762
7.625% due 02/15/2025	1,264,000	1,742,838
7.875% due 02/15/2021	2,181,000	2,931,912
8.875% due 02/15/2019	1,194,000	1,671,321

		27,409,839
U.S. Treasury Notes - 1.95%
2.875% due 01/31/2013	8,405,000	8,426,668
4.00% due 08/15/2018	500,000	507,110
4.25% due 11/15/2014	4,985,000	5,305,521

The accompanying notes are an integral part of the financial statements.
334

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)

U.S. Treasury Notes (continued)
4.50% due 02/15/2009 to 05/15/2017	$1,425,000	$1,449,929
4.75% due 08/15/2017	4,375,000	4,689,794
4.875% due 06/30/2012	425,000	458,801

		20,837,823

U.S. Treasury Strips - 0.06%
zero coupon due 05/15/2020	1,070,000	633,871

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $54,452,007)		$55,553,188

U.S. GOVERNMENT AGENCY OBLIGATIONS - 28.54%

Federal Home Loan Bank - 0.14%
5.125% due 08/14/2013	930,000	968,019
5.25% due 06/18/2014	510,000	534,266

		1,502,285

Federal Home Loan Mortgage Corp. - 3.37%
4.125% due 10/18/2010	1,850,000	1,888,855
4.452% due 07/01/2035 (b)	43,039	43,100
4.50% due 11/01/2018 to 04/01/2023	3,396,138	3,312,118
4.636% due 07/01/2035 (b)	117,518	117,180
4.692% due 02/01/2035 (b)	184,068	184,454
5.00% due 01/01/2009 to 12/01/2035	7,679,605	7,498,552
5.053% due 03/01/2036 (b)	582,567	578,957
5.068% due 11/01/2035 (b)	185,001	183,927
5.125% due 07/15/2012	2,180,000	2,280,025
5.136% due 01/01/2036 (b)	1,421,084	1,427,920
5.15% due 09/01/2035 (b)	174,714	174,084
5.323% due 02/01/2037 (b)	1,376,567	1,382,216
5.346% due 04/01/2037 (b)	615,369	617,259
5.361% due 05/01/2037 (b)	144,460	144,996
5.372% due 01/01/2036 (b)	88,275	88,283
5.378% due 02/01/2037 (b)	577,095	579,849
5.413% due 02/01/2038 (b)	467,649	467,869
5.454% due 02/01/2037 (b)	921,126	927,610
5.491% due 06/01/2037 (b)	826,732	832,574
5.50% due 03/01/2018 to 09/01/2038	2,323,560	2,331,298
5.51% due 10/01/2036 (b)	609,389	614,979
5.913% due 02/01/2037 (b)	1,114,726	1,127,376
5.945% due 01/01/2037 (b)	242,909	246,027
5.977% due 12/01/2036 (b)	615,416	610,802
5.99% due 11/01/2036 (b)	605,666	601,427
6.00% due 06/15/2011 to 10/01/2036	3,531,995	3,653,494
6.027% due 10/01/2036 (b)	931,153	924,546
6.122% due 10/01/2036 (b)	678,962	676,075
6.205% due 08/01/2036 (b)	908,034	906,836
6.365% due 09/01/2032 (b)	5,896	5,871
6.50% due 05/01/2017 to 01/01/2036	1,423,138	1,470,084
7.00% due 02/01/2024 to 06/01/2032	36,704	38,571
7.50% due 05/01/2024 to 06/01/2024	4,497	4,795
10.50% due 05/01/2019	226	253

		35,942,262

Federal National Mortgage
Association - 9.74%
4.05% due 10/01/2033	108,531	109,302
4.178% due 07/01/2027	1,388	1,387
4.375% due 09/15/2012 to 10/15/2015	1,185,000	1,188,825
4.50% due 05/01/2019 to 07/01/2035	6,698,886	6,524,222

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal National Mortgage
Association (continued)
4.573% due 07/01/2035 (b)	$143,105	$142,909
4.625% due 10/15/2014	660,000	671,772
4.785% due 09/01/2035 (b)	536,162	531,286
4.824% due 04/01/2038 to 05/01/2038 (b)	1,008,780	984,692
4.855% due 05/01/2038 (b)	734,946	726,765
4.875% due 12/15/2016	350,000	355,031
4.875% due 11/01/2035 to 05/01/2038 (b)	671,434	668,269
5.00% due 01/01/2009 to 02/01/2036	17,357,556	17,184,822
5.311% due 12/01/2035 (b)	167,626	168,084
5.33% due 12/01/2035	203,094	203,804
5.426% due 09/01/2037 (b)	469,319	472,168
5.463% due 06/01/2037 (b)	162,389	163,725
5.487% due 01/01/2019 (b)	888	902
5.50% due 07/01/2013 to 08/01/2037	32,485,335	32,526,346
5.538% due 12/01/2035 to 01/01/2037 (b)	1,763,939	1,784,227
5.62% due 10/01/2035	3,300,116	3,219,547
5.655% due 12/01/2035 (b)	82,425	82,945
5.792% due 11/01/2037 (b)	770,837	778,696
5.80% due 08/01/2037 (b)	528,345	534,736
5.98% due 08/01/2036 to 09/01/2036 (b)	1,082,520	1,095,232
6.00% due 05/15/2011 to 09/01/2038	21,230,851	21,626,923
6.043% due 12/01/2036	494,515	502,858
6.1618% due 02/17/2009 (b)	220,000	220,000
6.375% due 06/15/2009	750,000	765,241
6.50% due 06/01/2013 to 11/01/2037	8,449,216	8,695,430
7.00% due 12/01/2029 to 04/01/2037	130,186	136,024
7.125% due 06/15/2010 to 01/15/2030	1,670,000	1,855,440

		103,921,610

Government National Mortgage
Association - 14.73%
4.00% due 09/15/2018	432,421	411,340
4.50% due 10/15/2018 to 05/20/2036	3,558,040	3,375,930
5.00% due 01/15/2019 to 06/15/2038	29,345,091	28,869,225
5.50% due 02/15/2029 to 09/20/2038	50,356,603	50,440,492
5.50% TBA **	9,777,000	9,769,533
6.00% due 11/15/2008 to 09/20/2038	38,033,518	38,664,466
6.00% TBA **	8,428,244	8,552,350
6.50% due 07/15/2009 to 09/15/2038	13,715,996	14,180,889
6.50% TBA **	1,699	1,781
7.00% due 04/15/2017 to 10/20/2036	2,749,166	2,875,281
9.25% due 10/15/2016 to 12/15/2019	6,053	6,677
9.50% due 06/15/2009 to 10/15/2009	1,362	1,398
9.75% due 07/15/2017 to 02/15/2021	5,469	6,241
10.25% due 05/15/2020 to 11/15/2020	3,808	4,455
11.75% due 08/15/2013	1,218	1,387
12.00% due 10/15/2010 to 01/15/2013	1,169	1,307
12.25% due 03/15/2014 to 07/20/2015	1,604	1,885
12.50% due 06/15/2010	2,430	2,592
12.75% due 12/20/2013 to 11/20/2014	1,284	1,510

		157,168,739

Mortgage Securities - 0.56%
4.616% due 06/01/2038 (b)	272,697	271,231
4.766% due 07/01/2038 (b)	522,185	511,865
6.00% due 08/01/2038	2,733,439	2,769,652
4.899% due 08/01/2038 (b)	522,799	524,457
6.00% due 10/01/2037 to 09/01/2038	329,991	334,642

The accompanying notes are an integral part of the financial statements.
335

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Mortgage Securities (continued)
5.00% TBA **		$1,425,000	$1,397,391
6.00% due 10/20/2037		138,898	140,971

			5,950,209

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $301,259,732)			$304,485,105

FOREIGN GOVERNMENT OBLIGATIONS - 12.58%

Argentina - 0.09%
Republic of Argentina
3.127% due 08/03/2012 (b)		250,000	90,375
7.00% due 10/03/2015		1,100,000	632,500
7.00% due 04/17/2017		65,000	40,950
7.875% due 04/11/2011		250,000	221,277

			985,102

Austria - 0.01%
Republic of Austria
6.25% due 07/15/2027	EUR	47,000	77,971

Belgium - 0.23%
Kingdom of Belgium
3.00% due 03/28/2010		930,000	1,293,753
4.25% due 09/28/2013		93,000	130,568
5.00% due 03/28/2035		740,000	1,052,138

			2,476,459

Brazil - 1.30%
Banco Nacional de Desenvolvimento Economico e
Social
6.369% due 06/16/2018		$275,000	241,515
Federative Republic of Brazil
6.00% due 01/17/2017		350,000	339,500
6.00% due 05/15/2015	BRL	345,000	283,899
7.125% due 01/20/2037		$2,150,000	2,209,125
8.75% due 02/04/2025		475,000	558,125
8.875% due 10/14/2019		450,000	527,625
10.00% due 01/01/2012	BRL	2,449,000	1,182,611
10.00% due 01/01/2014		5,336,000	2,418,403
10.00% due 01/01/2010		2,657,000	1,362,322
10.00% due 01/01/2017		10,920,000	4,719,404

			13,842,529

Canada - 0.18%
Government of Canada
5.75% due 06/01/2033	CAD	510,000	588,274
Province of Ontario
5.00% due 03/08/2014		1,329,000	1,302,664

			1,890,938

Colombia - 0.07%
Republic of Colombia
7.375% due 01/27/2017		$250,000	261,875
7.375% due 09/18/2037		200,000	200,200
7.375% due 09/18/2037		250,000	256,875
12.00% due 10/22/2015	COP	40,000,000	19,132

			738,082

Denmark - 0.05%
Kingdom of Denmark
5.00% due 11/15/2013	DKK	2,438,000	477,251

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Denmark (continued)
Kingdom of Denmark (continued)
7.00% due 11/10/2024	DKK	351,000	$82,927

			560,178

Ecuador - 0.03%
Republic of Ecuador
10.00% due 08/15/2030		$425,000	308,125

Egypt - 0.01%
Republic of Egypt
zero coupon due 10/21/2008	EGP	625,000	113,753

France - 1.13%
Government of France
3.75% due 01/12/2012	EUR	965,000	1,354,995
4.25% due 10/25/2017		5,360,000	7,509,794
5.50% due 04/25/2029		359,000	552,605
5.75% due 10/25/2032		1,640,000	2,621,957

			12,039,351

Gabon - 0.04%
Republic of Gabon
8.20% due 12/12/2017		$500,000	463,705

Germany - 0.74%
Federal Republic of Germany
3.50% due 04/12/2013	EUR	98,000	136,281
3.50% due 10/14/2011		38,000	53,277
3.75% due 01/04/2017		100,000	138,412
4.00% due 01/04/2037		1,225,000	1,560,585
4.25% due 07/04/2017		50,000	71,692
4.25% due 01/04/2014		169,000	243,014
4.50% due 01/04/2013		350,000	506,078
4.75% due 07/04/2028		97,000	138,604
4.75% due 07/04/2034		280,000	399,565
5.00% due 01/04/2012		1,070,000	1,565,952
5.25% due 01/04/2011		2,069,000	3,027,501

			7,840,961

Ghana - 0.06%
Republic of Ghana
8.50% due 10/04/2017		$700,000	628,250

Greece - 0.11%
Republic of Greece
5.25% due 05/18/2012	EUR	830,000	1,200,000

Grenada - 0.01%
Government of Grenada
1.00 due 09/15/2025		$230,000	146,441

Hungary - 0.50%
Republic of Hungary
5.50% due 02/12/2014	HUF	206,990,000	1,034,429
6.75% due 02/24/2017		374,410,000	1,966,476
7.25% due 06/12/2012		434,100,000	2,353,078

			5,353,983

Indonesia - 0.22%
Republic of Indonesia
6.625% due 02/17/2037		$600,000	469,500
6.75% due 03/10/2014		100,000	95,500
6.875% due 03/09/2017		358,000	333,835

The accompanying notes are an integral part of the financial statements.
336

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Indonesia (continued)
Republic of Indonesia (continued)
6.875% due 01/17/2018		$700,000	$643,840
7.75% due 01/17/2038		100,000	90,349
7.75% due 01/17/2038		300,000	270,000
9.00% due 09/15/2018	IDR	1,830,000,000	149,218
10.00% due 07/15/2017		1,790,000,000	159,004
10.00% due 02/15/2028		2,100,000,000	169,740

			2,380,986

Iraq - 0.15%
Republic of Iraq
5.80% due 01/15/2028		$2,500,000	1,600,000

Ireland - 0.01%
Republic of Ireland
4.00% due 04/18/2010	EUR	92,000	129,235

Italy - 0.80%
Republic of Italy
4.00% due 02/01/2037		1,470,000	1,698,618
4.25% due 08/01/2014		1,542,000	2,149,467
5.25% due 09/20/2016		$450,000	474,683
5.25% due 08/01/2017	EUR	1,210,000	1,771,065
5.50% due 11/01/2010		1,600,000	2,316,361
7.25% due 11/01/2026		73,000	128,114

			8,538,308

Jamaica - 0.08%
Government of Jamaica
9.00% due 06/02/2015		$185,000	190,550
10.625% due 06/20/2017		585,000	649,350

			839,900

Japan - 3.16%
Government of Japan
1.00% due 12/20/2012	JPY	177,050,000	1,665,032
1.00% due 06/10/2016		112,860,000	1,006,619
1.10% due 12/10/2016		339,734,600	3,039,420
1.10% due 09/10/2016		212,368,000	1,901,138
1.30% due 12/20/2013		660,500,000	6,286,522
1.30% due 03/20/2015		124,000,000	1,176,673
1.40% due 03/21/2011		83,750,000	798,537
1.40% due 03/20/2012		187,400,000	1,790,029
1.40% due 03/20/2018		216,850,000	2,038,294
1.40% due 03/10/2018		142,974,000	1,299,275
1.50% due 06/20/2012		565,700,000	5,424,321
1.70% due 09/20/2016		253,900,000	2,468,546
2.00% due 06/20/2022		61,100,000	586,055
2.00% due 12/20/2033		176,200,000	1,564,650
2.20% due 06/22/2020		50,000,000	499,134
2.30% due 06/20/2028		16,650,000	161,384
3.75% due 03/20/2025		211,600,000	1,963,142

			33,668,771

Lebanon - 0.03%
Government of Lebanon
8.25% due 04/12/2021		$50,000	47,623
8.50% due 08/06/2015		300,000	293,319

			340,942

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Malaysia - 0.04%
Government of Malaysia
3.702% due 02/25/2013	MYR	405,000	$116,026
3.70% due 05/15/2013		1,060,000	303,050

			419,076

Mexico - 1.14%
Government of Mexico
5.625% due 01/15/2017		$280,000	273,420
5.625% due 01/15/2017		250,000	243,750
7.50% due 06/03/2027	MXN	7,500,000	621,046
7.75% due 12/14/2017		41,980,000	3,673,850
8.00% due 12/24/2008		5,530,000	505,191
8.00% due 12/17/2015		40,170,000	3,591,113
8.00% due 12/19/2013		11,250,000	1,011,838
8.125% due 12/30/2019		$55,000	63,717
9.00% due 12/20/2012	MXN	5,315,000	497,389
9.00% due 12/24/2009		7,050,000	650,948
9.50% due 12/18/2014		2,470,000	237,756
10.00% due 11/20/2036		7,800,000	825,453

			12,195,471

Netherlands - 0.52%
Kingdom of Netherlands
4.50% due 07/15/2017	EUR	863,000	1,232,973
5.00% due 07/15/2011		2,831,000	4,114,732
5.50% due 01/15/2028		132,000	203,543

			5,551,248

Pakistan - 0.01%
Republic of Pakistan
6.875% due 06/01/2017		$200,000	94,500

Panama - 0.01%
Republic of Panama
6.70% due 01/26/2036		135,000	127,575

Philippines - 0.07%
Republic of Philippines
7.75% due 01/14/2031		375,000	393,750
7.75% due 01/14/2031		100,000	106,000
10.625% due 03/16/2025		155,000	206,344

			706,094

Poland - 0.05%
Republic of Poland
5.25% due 10/25/2017	PLN	348,000	138,477
6.25% due 10/24/2015		865,000	365,186

			503,663

Portugal - 0.02%
Republic of Portugal
5.15% due 06/15/2011	EUR	114,000	164,334

Russia - 0.18%
Government of Russia
7.50% due 03/31/2030		$1,825,205	1,868,554

Serbia - 0.12%
Republic of Serbia
3.75 due 11/01/2024		1,550,000	1,302,000

The accompanying notes are an integral part of the financial statements.
337

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

South Africa - 0.11%
Republic of South Africa
5.875% due 05/30/2022		$300,000	$259,500
6.50% due 06/02/2014		575,000	563,500
8.00% due 12/21/2018	ZAR	940,000	107,038
13.50% due 09/15/2015		1,950,000	291,099

			1,221,137

Spain - 0.08%
Kingdom of Spain
5.75% due 07/30/2032	EUR	563,000	873,261

Sri Lanka - 0.01%
Republic of Sri Lanka
8.25% due 10/24/2012		$100,000	89,008

Sweden - 0.17%
Kingdom of Sweden
3.75% due 08/12/2017	SEK	1,660,000	238,410
5.125% due 03/01/2017		$425,000	440,251
5.25% due 03/15/2011	SEK	7,545,000	1,125,789

			1,804,450

Turkey - 0.42%
Republic of Turkey
6.875% due 03/17/2036		$800,000	704,000
7.00% due 06/05/2020		428,000	401,785
7.00% due 03/11/2019		200,000	189,538
7.375% due 02/05/2025		35,000	33,600
8.00% due 02/14/2034		250,000	249,375
8.00% due 02/14/2034		188,000	188,470
10.00% due 02/15/2012	TRY	900,000	659,315
14.00% due 01/19/2011		646,129	460,612
14.00% due 09/26/2012		1,165,000	794,714
16.00% due 03/07/2012		1,160,000	850,240

			4,531,649

United Kingdom - 0.54%
Government of United Kingdom
4.25% due 06/07/2032	GBP	2,145,000	3,598,218
4.50% due 03/07/2013		100,000	179,660
4.75% due 06/07/2010		1,000,000	1,798,811
5.8553% due 09/07/2015		105,000	191,487

			5,768,176

Venezuela - 0.05%
Republic of Venezuela
7.00% due 03/31/2038		$950,000	536,750

Vietnam - 0.03%
Socialist Republic of Vietnam
6.875% due 01/15/2016		349,000	332,873

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $138,762,735)			$134,253,789

CORPORATE BONDS - 27.38%

Basic Materials - 1.56%
Air Products & Chemicals, Inc.
4.15% due 02/01/2013		165,000	158,168
ArcelorMittal
5.375% due 06/01/2013 (g)		1,020,000	963,592

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Basic Materials (continued)
Barrick Gold Financeco LLC
6.125% due 09/15/2013		$1,015,000	$997,488
Bayer AG, EMTN
5.625% due 05/23/2018	GBP	100,000	165,593
BHP Billiton Finance, Ltd.
5.40% due 03/29/2017		$178,000	164,451
Boise Cascade LLC
7.125% due 10/15/2014		316,000	216,460
Celulosa Arauco y Constitucion SA
5.125% due 07/09/2013		70,000	68,688
8.625% due 08/15/2010		180,000	189,230
Domtar Corp.
5.375% due 12/01/2013		150,000	126,750
7.125% due 08/15/2015		475,000	437,000
9.50% due 08/01/2016		50,000	49,000
E.I. Du Pont de Nemours & Company
5.60% due 12/15/2036		285,000	241,366
Evraz Group SA
8.25% due 11/10/2015		100,000	73,500
8.875% due 04/24/2013		135,000	113,400
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015		525,000	515,813
8.375% due 04/01/2017		3,185,000	3,137,225
Georgia-Pacific Corp.
7.00% due 01/15/2015 (g)		525,000	477,750
7.125% due 01/15/2017 (g)		450,000	401,625
8.125% due 05/15/2011		300,000	297,000
Gerdau Ameristeel Corp.
10.375% due 07/15/2011		150,000	154,875
Gibraltar Industries, Inc., Series B
8.00% due 12/01/2015		1,075,000	897,625
GTL Trade Finance, Inc.
7.25% due 10/20/2017		125,000	120,581
International Paper Company
7.40% due 06/15/2014		675,000	676,035
Linde Finance BV
6.50% due 01/29/2016	GBP	70,000	120,487
Lubrizol Corp.
4.625% due 10/01/2009		$330,000	328,430
5.875% due 12/01/2008		180,000	180,105
Metals USA Holdings Corp., PIK
8.7913% due 07/01/2012		75,000	60,000
Nalco Company
7.75% due 11/15/2011		300,000	294,000
NewPage Corp.
10.00% due 05/01/2012		350,000	313,250
Novelis, Inc.
7.25% due 02/15/2015		275,000	239,250
Placer Dome, Inc.
6.45% due 10/15/2035		340,000	292,020
Polyone Corp.
8.875% due 05/01/2012		350,000	332,500
Praxair, Inc.
4.625% due 03/30/2015		455,000	423,312
Rio Tinto Finance USA, Ltd.
5.875% due 07/15/2013		480,000	470,549
Rock-Tenn Company
8.20% due 08/15/2011		250,000	256,250
9.25% due 03/15/2016 (g)		250,000	253,750

The accompanying notes are an integral part of the financial statements.
338

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Basic Materials (continued)
Ryerson, Inc.
12.00% due 11/01/2015 (g)		$450,000	$382,500
Steel Capital SA for OAO Severstal
9.75% due 07/29/2013		100,000	82,000
Steel Dynamics, Inc.
6.75% due 04/01/2015		140,000	120,400
Terra Capital, Inc., Series B
7.00% due 02/01/2017		425,000	403,750
Tube City IMS Corp.
9.75% due 02/01/2015		475,000	422,750
Usiminas Commercial, Ltd.
7.25% due 01/18/2018		230,000	216,200
Vale Overseas, Ltd.
6.25% due 01/23/2017		555,000	518,614
6.875% due 11/21/2036		250,000	222,527
Weyerhaeuser Company
7.375% due 03/15/2032		85,000	74,532

			16,650,391

Communications - 4.62%
Affinity Group, Inc.
9.00% due 02/15/2012		325,000	240,500
10.875% due 02/15/2012		123,587	97,634
Allbritton Communications Company
7.75% due 12/15/2012		750,000	641,250
Alltel Corp.
6.50% due 11/01/2013		250,000	241,250
7.00% due 07/01/2012		1,225,000	1,197,437
America Movil SAB de CV
5.625% due 11/15/2017		395,000	370,054
6.375% due 03/01/2035		473,000	418,644
8.46% due 12/18/2036	MXN	1,000,000	80,534
American Tower Corp.
7.125% due 10/15/2012		$60,000	59,100
7.50% due 05/01/2012		100,000	98,500
AT&T Broadband Corp.
8.375% due 03/15/2013		431,000	452,028
AT&T Corp.
7.30 due 11/15/2011 (b)		165,000	171,351
AT&T Wireless Services, Inc.
7.875% due 03/01/2011		465,000	489,524
AT&T, Inc.
3.0143% due 11/14/2008 (b)		85,000	84,789
4.375% due 03/15/2013	EUR	100,000	128,135
4.95% due 01/15/2013		$450,000	431,100
5.30% due 11/15/2010		175,000	177,667
Barrington Broadcasting Group LLC
10.50% due 08/15/2014		200,000	128,000
Bonten Media Acquisition Company
9.00% due 06/01/2015 (g)		125,000	73,750
British Sky Broadcasting Group PLC
6.10% due 02/15/2018		490,000	469,577
British Telecommunications PLC
5.15% due 01/15/2013		725,000	676,623
8.00% due 12/07/2016	GBP	150,000	283,492
British Telecommunications PLC, EMTN
5.25% due 06/23/2014	EUR	100,000	126,850
Broadview Networks Holdings, Inc.
11.375% due 09/01/2012		$450,000	346,500

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Communications (continued)
BSKYB Finance UK PLC
5.75% due 10/20/2017	GBP	115,000	$181,217
Canadian Satellite Radio Holdings, Inc.
12.75% due 02/15/2014		$225,000	139,500
CanWest Media, Inc.
8.00% due 09/15/2012		375,000	313,125
Centennial Communications Corp.
8.5413% due 01/01/2013 (b)		100,000	91,000
10.00% due 01/01/2013		700,000	670,250
Cisco Systems, Inc.
5.25% due 02/22/2011		250,000	255,208
Citizens Communications Company
7.125% due 03/15/2019		425,000	337,875
Clear Channel Communications, Inc.
4.25% due 05/15/2009		125,000	117,500
4.50% due 01/15/2010		50,000	44,000
6.25% due 03/15/2011		1,075,000	693,375
7.65% due 09/15/2010		375,000	337,500
Comcast Cable Communications, Inc.
6.75% due 01/30/2011		225,000	228,217
Comcast Corp.
5.70% due 05/15/2018		360,000	314,225
COX Communications, Inc.
6.25% due 06/01/2018		465,000	432,128
7.125% due 10/01/2012		199,000	202,754
Cricket Communications, Inc.
9.375% due 11/01/2014		1,025,000	953,250
10.00% due 07/15/2015 (g)		100,000	95,500
CSC Holdings, Inc.
7.625% due 07/15/2018		75,000	65,250
CSC Holdings, Inc., Series B
7.625% due 04/01/2011		200,000	192,000
8.125% due 07/15/2009		350,000	346,500
Deutsche Telekom International Finance BV, EMTN
4.50% due 10/25/2013	EUR	100,000	131,516
Deutsche Telekom International Finance BV
8.50% due 06/15/2010		$535,000	555,373
Digicel Group, Ltd.
8.875% due 01/15/2015 (g)		1,550,000	1,302,000
8.875% due 01/15/2015		145,000	121,800
DirecTV Holdings LLC
7.625% due 05/15/2016		325,000	294,125
8.375% due 03/15/2013		775,000	765,312
EchoStar DBS Corp.
5.75% due 10/01/2008		15,000	15,000
6.375% due 10/01/2011		425,000	391,000
6.625% due 10/01/2014		1,025,000	822,562
7.75% due 05/31/2015		575,000	487,312
Fairpoint Communications, Inc.
13.125% due 04/01/2018 (g)		275,000	250,250
France Telecom SA
7.75% due 03/01/2011		546,000	573,022
France Telecom SA, EMTN
7.25% due 01/28/2013	EUR	210,000	313,298
GC Impsat Holdings I PLC
9.875% due 02/15/2017		$50,000	45,000
GCI, Inc.
7.25% due 02/15/2014		475,000	413,250

The accompanying notes are an integral part of the financial statements.
339

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Communications (continued)
Grupo Televisa SA
6.00% due 05/15/2018		$150,000	$141,566
Historic TW, Inc.
6.875% due 06/15/2018		405,000	360,198
Intelsat Corp.
9.25% due 06/15/2016		625,000	575,000
iPCS, Inc.
4.9256% due 05/01/2013 (b)		425,000	346,375
6.0506% due 05/01/2014 (b)		475,000	370,500
ITV PLC, EMTN
4.75% due 10/03/2011	EUR	60,000	79,242
Kabel Deutschland GmbH
10.625% due 07/01/2014		$375,000	367,500
KONINKLIJKE KPN NV, EMTN
5.75% due 03/18/2016	GBP	105,000	173,258
KONINKLIJKE KPN NV, MTN, Series G
4.75% due 01/17/2017	EUR	50,000	61,014
Lamar Media Corp.
6.625% due 08/15/2015		$800,000	662,000
Lamar Media Corp., Series C
6.625% due 08/15/2015		250,000	206,875
Level 3 Communications, Inc.
6.00% due 09/15/2009		87,000	85,369
6.00% due 03/15/2010		88,000	78,320
12.25% due 03/15/2013		400,000	354,000
Lucent Technologies, Inc.
6.50% due 01/15/2028		825,000	503,250
Mediacom Broadband LLC
8.50% due 10/15/2015		550,000	453,750
MetroPCS Wireless, Inc.
9.25% due 11/01/2014		1,425,000	1,332,375
News America, Inc.
6.15% due 03/01/2037		705,000	574,806
6.20% due 12/15/2034		190,000	151,485
6.40% due 12/15/2035		450,000	378,014
7.375% due 10/17/2008		110,000	110,086
Nexstar Finance Holdings LLC
11.375 due 04/01/2013		415,468	344,838
Nielsen Finance LLC
10.00% due 08/01/2014		250,000	237,500
Nordic Telephone Company Holdings
8.25% due 05/01/2016 (g)	EUR	100,000	116,847
8.875% due 05/01/2016 (g)		$875,000	796,250
Nortel Networks, Ltd.
7.0406% due 07/15/2011 (b)		675,000	450,562
Orascom Telecom Finance SCA
7.875% due 02/08/2014		145,000	126,875
OTE PLC, GMTN
4.625% due 05/20/2016	EUR	100,000	122,549
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014		$200,000	173,000
Qwest Corp.
6.0687% due 06/15/2013 (b)		125,000	106,250
7.50% due 10/01/2014		175,000	151,375
7.875% due 09/01/2011		100,000	96,000
8.875% due 03/15/2012		100,000	98,000
R.H. Donnelley Corp.
8.875% due 10/15/2017		275,000	93,500

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Communications (continued)
R.H. Donnelley Corp., Series A-2
6.875% due 01/15/2013		$600,000	$234,000
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016		125,000	42,500
Rogers Cable, Inc.
5.50% due 03/15/2014		140,000	129,331
6.25% due 06/15/2013		350,000	350,017
Rogers Communications, Inc.
6.80% due 08/15/2018		390,000	368,952
7.50% due 03/15/2015		160,000	162,638
Rogers Wireless, Inc.
6.375% due 03/01/2014		405,000	387,335
7.625% due 12/15/2011	CAD	37,000	36,927
Royal KPN NV, EMTN
4.50% due 03/18/2013	EUR	80,000	103,405
SBC Communications, Inc.
5.625% due 06/15/2016		$550,000	509,360
6.45% due 06/15/2034		385,000	330,345
Shaw Communications, Inc.
8.25% due 04/11/2010		100,000	99,500
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012		1,100,000	1,061,500
Sprint Capital Corp.
6.90% due 05/01/2019		1,440,000	1,116,000
7.625% due 01/30/2011		525,000	477,750
8.375% due 03/15/2012		625,000	562,500
Sprint Nextel Corp.
4.1687% due 06/28/2010 (b)		145,000	135,045
6.00% due 12/01/2016		1,325,000	1,020,250
Sun Media Corp.
7.625% due 02/15/2013		225,000	207,000
Telecom Italia Capital SA
4.00% due 01/15/2010		130,000	126,229
5.25% due 11/15/2013		335,000	297,209
Telecom Italia Finance SA, EMTN
6.875% due 01/24/2013	EUR	100,000	138,400
7.5 due 04/20/2011		70,000	101,073
Telefonaktiebolaget LM Ericsson, EMTN
5.375% due 06/27/2017		80,000	97,490
Telefonica Emisiones SAU
5.855% due 02/04/2013		$50,000	48,108
5.984% due 06/20/2011		180,000	178,027
6.221% due 07/03/2017		305,000	280,713
Telefonica Emisiones SAU, EMTN
4.674% due 02/07/2014	EUR	50,000	66,386
Telefonos de Mexico SA de CV
4.50% due 11/19/2008		$105,000	104,749
Telesat Canada
11.00% due 11/01/2015		550,000	440,000
TELUS Corp.
5.95% due 04/15/2015	CAD	37,000	34,829
Thomson Reuters Corp.
5.20% due 12/01/2014		42,000	38,190
5.95% due 07/15/2013		$200,000	199,764
6.50% due 07/15/2018		355,000	339,509
Time Warner Cable, Inc.
5.40% due 07/02/2012		825,000	784,753
7.30% due 07/01/2038		1,200,000	1,067,472

The accompanying notes are an integral part of the financial statements.
340

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Communications (continued)
Time Warner, Inc.
5.50% due 11/15/2011	$275,000	$264,003
TL Acquisitions, Inc.
zero coupon due 07/15/2015 (b)(g)	375,000	251,250
10.50% due 01/15/2015 (g)	225,000	177,750
Univision Communications, Inc.
7.85% due 07/15/2011	100,000	78,000
9.75% due 03/15/2015 (g)	1,050,000	488,250
Valor Telecommunications Enterprise LLC
7.75% due 02/15/2015	200,000	190,578
Verizon Communications, Inc.
4.35% due 02/15/2013	725,000	676,265
5.25% due 04/15/2013	325,000	313,248
6.90% due 04/15/2038	280,000	248,198
Verizon Global Funding Corp.
6.875% due 06/15/2012	50,000	50,886
7.25% due 12/01/2010	95,000	98,856
7.75% due 12/01/2030	320,000	302,299
Viacom, Inc.
5.75% due 04/30/2011	85,000	82,577
6.125% due 10/05/2017	150,000	136,076
6.25% due 04/30/2016	295,000	265,680
Videotron Ltee.
6.375% due 12/15/2015	150,000	132,000
6.875% due 01/15/2014	485,000	458,325
9.125% due 04/15/2018 (g)	50,000	50,500
VIP Finance Ireland, Ltd.
8.375% due 04/30/2013	140,000	111,304
9.125% due 04/30/2018	200,000	191,046
Vivendi
5.75% due 04/04/2013	435,000	425,313
Vodafone Group PLC
5.625% due 02/27/2017	275,000	244,447
West Corp.
9.50% due 10/15/2014	450,000	344,250
Wind Acquisition Finance SA
10.75% due 12/01/2015 (g)	450,000	441,000
Windstream Corp.
8.125% due 08/01/2013	25,000	23,750
8.625% due 08/01/2016	700,000	645,750
Windstream Regatta Holdings, Inc.
11.00% due 12/01/2017 (g)	475,000	266,000
XM Satellite Radio Holdings, Inc.
13.00% due 08/01/2013 (g)	625,000	368,750

		49,257,619

Consumer, Cyclical - 2.46%
ACE Hardware Corp.
9.125% due 06/01/2016 (g)	975,000	833,625
Air Jamaica, Ltd.
9.375% due 07/08/2015	50,000	50,467
Allison Transmission, Inc.
11.25% due 11/01/2015 (g)	1,075,000	881,500
AmeriGas Partners LP
7.125% due 05/20/2016	25,000	22,375
7.25% due 05/20/2015	825,000	750,750
Centex Corp.
4.55% due 11/01/2010	370,000	327,450
5.45% due 08/15/2012	55,000	45,650

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Consumer, Cyclical (continued)
Centex Corp. (continued)
5.80% due 09/15/2009		$75,000	$70,875
7.875% due 02/01/2011		25,000	23,625
Commercial Vehicle Group, Inc.
8.00% due 07/01/2013		400,000	332,000
Cooper-Standard Automotive, Inc.
8.375% due 12/15/2014		475,000	299,250
Costco Wholesale Corp.
5.30% due 03/15/2012		175,000	179,038
Couche-Tard US LP
7.50% due 12/15/2013		650,000	598,000
CVS Caremark Corp.
4.3169% due 09/10/2010 (b)		540,000	538,443
D.R. Horton, Inc.
4.875% due 01/15/2010		465,000	432,450
6.50% due 04/15/2016		50,000	38,000
DaimlerChrysler N.A. Holding Corp., EMTN
4.375% due 03/21/2013	EUR	100,000	130,680
DaimlerChrysler N.A. Holding Corp., MTN
3.2413% due 08/03/2009 (b)		$660,000	657,041
DaimlerChrysler NA Holding Corp.
6.50% due 11/15/2013		355,000	346,438
Delta Air Lines, Inc.
6.821% due 08/10/2022		121,542	100,880
Dollar General Corp., PIK
11.875% due 07/15/2017		375,000	346,875
Federated Retail Holdings, Inc.
5.35% due 03/15/2012		185,000	170,365
Ferrellgas Escrow LLC
6.75% due 05/01/2014		275,000	224,125
Fiat Finance & Trade, Ltd.
6.625% due 02/15/2013	EUR	55,000	70,460
Fiat Finance North America, Inc., EMTN
5.625% due 06/12/2017		50,000	54,904
Fontainebleau Las Vegas Holdings
10.25% due 06/15/2015 (g)		$250,000	70,000
Gaylord Entertainment Company
6.75% due 11/15/2014		625,000	525,000
8.00% due 11/15/2013		300,000	261,000
General Motors Corp.
7.125% due 07/15/2013		325,000	149,500
Goodyear Tire & Rubber Company
8.625% due 12/01/2011		388,000	384,120
GSC Holdings Corp.
8.00% due 10/01/2012		925,000	929,625
Harrah's Operating Company, Inc.
5.375% due 12/15/2013		300,000	96,000
5.50% due 07/01/2010		1,560,900	1,170,675
10.75% due 02/01/2016 (g)		500,000	255,000
Hasbro, Inc.
6.30% due 09/15/2017		180,000	173,681
Home Depot, Inc.
3.75% due 09/15/2009		100,000	97,668
5.20% due 03/01/2011		165,000	160,732
5.40% due 03/01/2016		220,000	187,070
Interface, Inc.
10.375% due 02/01/2010		275,000	280,500
International Speedway Corp.
4.20% due 04/15/2009		80,000	79,455

The accompanying notes are an integral part of the financial statements.
341

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Consumer, Cyclical (continued)
INVISTA
9.25% due 05/01/2012 (g)		$350,000	$343,875
Isle of Capri Casinos, Inc.
7.00% due 03/01/2014		600,000	402,000
JC Penney Company, Inc.
9.00% due 08/01/2012		370,000	391,385
K Hovnanian Enterprises, Inc.
11.50% due 05/01/2013 (g)		400,000	392,000
Lennar Corp.
7.625% due 03/01/2009		125,000	120,625
Lennar Corp., Series B
5.60% due 05/31/2015		390,000	253,500
5.95% due 10/17/2011		25,000	20,250
Leslie's Poolmart
7.75% due 02/01/2013		275,000	232,375
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014 (g)		50,000	34,000
Lottomatica SpA
4.80% due 12/22/2008	EUR	30,000	41,601
McDonald's Corp.
5.30% due 03/15/2017		$205,000	198,089
MDC Holdings, Inc., MTN
5.375% due 12/15/2014		55,000	51,199
MGM Mirage, Inc.
8.375% due 02/01/2011		625,000	510,937
8.50% due 09/15/2010		850,000	782,000
Mobile Services Group, Inc.
9.75% due 08/01/2014		550,000	511,500
Nebraska Book Company, Inc.
8.625% due 03/15/2012		675,000	506,250
Neiman Marcus Group, Inc.
9.00% due 10/15/2015		675,000	565,313
10.375% due 10/15/2015		275,000	230,312
NVR, Inc.
5.00% due 06/15/2010		100,000	96,804
O'Charleys, Inc.
9.00% due 11/01/2013		225,000	190,125
Penn National Gaming, Inc.
6.75% due 03/01/2015		450,000	396,000
Pinnacle Entertainment, Inc.
7.50% due 06/15/2015		525,000	388,500
8.25% due 03/15/2012		525,000	507,281
Pokagon Gaming Authority
10.375% due 06/15/2014 (g)		650,000	658,125
Polo Ralph Lauren Corp.
4.50% due 10/04/2013	EUR	50,000	64,342
Pulte Homes, Inc.
5.20% due 02/15/2015		$310,000	248,000
Royal Caribbean Cruises, Ltd.
7.00% due 06/15/2013		100,000	86,000
Ryland Group, Inc.
5.375% due 01/15/2015		25,000	18,625
Sears Roebuck Acceptance
6.75% due 08/15/2011		175,000	162,675
7.00% due 02/01/2011		225,000	221,095
Shingle Springs Tribal Gaming Authority
9.375% due 06/15/2015 (g)		550,000	396,000
Simmons Bedding Company
7.875% due 01/15/2014		225,000	168,750

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Consumer, Cyclical (continued)
Southwest Airlines Company
6.50% due 03/01/2012		$160,000	$158,404
Speedway Motorsports, Inc.
6.75% due 06/01/2013		380,000	357,200
Target Corp.
5.875% due 07/15/2016		415,000	408,062
7.50% due 08/15/2010		150,000	159,964
The Pantry, Inc.
7.75% due 02/15/2014		575,000	444,187
Toll Brothers, Inc.
8.25% due 02/01/2011		50,000	48,250
Toll Corp.
8.25% due 12/01/2011		100,000	96,000
TRW Automotive, Inc.
7.00% due 03/15/2014 (g)		125,000	103,125
7.25% due 03/15/2017 (g)		750,000	592,500
United Components, Inc.
9.375% due 06/15/2013		250,000	207,500
Walgreen Company
4.875% due 08/01/2013		405,000	404,875
Wal-Mart Stores, Inc.
4.75% due 01/29/2013	GBP	200,000	350,549
6.875% due 08/10/2009		$310,000	318,390
Whirlpool Corp.
6.125% due 06/15/2011		135,000	138,163
Wynn Las Vegas LLC
6.625% due 12/01/2014		1,125,000	959,063

			26,281,057

Consumer, Non-cyclical - 2.72%
Ahold Finance USA, Inc., EMTN
6.50% due 03/14/2017	GBP	100,000	168,650
Aramark Corp.
5.00% due 06/01/2012		$400,000	336,000
6.3006% due 02/01/2015 (b)		300,000	262,500
AstraZeneca PLC
5.40% due 06/01/2014		50,000	50,567
AstraZeneca PLC, EMTN
5.125% due 01/15/2015	EUR	55,000	75,653
Aventis SA, EMTN
4.25% due 09/15/2010		54,000	74,831
B&G Foods, Inc.
8.00% due 10/01/2011		$475,000	456,000
BAT International Finance PLC, EMTN
5.375% due 06/29/2017	EUR	80,000	101,370
Bausch & Lomb, Inc.
9.875% due 11/01/2015 (g)		$700,000	665,000
Biogen Idec, Inc.
6.00% due 03/01/2013		440,000	434,457
Biomet, Inc.
11.625% due 10/15/2017		525,000	527,625
Boston Scientific Corp.
6.00% due 06/15/2011		850,000	803,250
Bunge, Ltd.
4.375% due 12/15/2008		305,000	304,543
5.90% due 04/01/2017		455,000	392,860
Cardinal Health, Inc.
3.0531% due 10/02/2009 (b)		250,000	245,793

The accompanying notes are an integral part of the financial statements.
342

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Consumer, Non-cyclical (continued)
Casino Guichard Perrachon SA, EMTN
4.875% due 04/10/2014	EUR	50,000	$62,725
Centene Corp.
7.25% due 04/01/2014		$400,000	375,000
Community Health Systems, Inc.
8.875% due 07/15/2015		1,025,000	973,750
CRC Health Corp.
10.75% due 02/01/2016		100,000	77,000
DaVita, Inc.
6.625% due 03/15/2013		525,000	498,750
7.25% due 03/15/2015		825,000	783,750
Del Monte Corp.
8.625% due 12/15/2012		575,000	569,250
Delhaize Group
5.625% due 06/27/2014	EUR	50,000	64,224
6.50% due 06/15/2017		$105,000	99,451
Deluxe Corp.
7.375% due 06/01/2015		650,000	552,500
Education Management Corp.
8.75% due 06/01/2014		325,000	271,375
10.25% due 06/01/2016		100,000	80,000
Eli Lilly & Company
5.55% due 03/15/2037		205,000	187,422
ERAC USA Finance Company
5.60% due 05/01/2015 (g)		205,000	169,116
7.95% due 12/15/2009 (g)		360,000	363,271
Fortune Brands, Inc.
5.125% due 01/15/2011		70,000	70,332
FTI Consulting, Inc.
7.625% due 06/15/2013		350,000	356,563
7.75% due 10/01/2016		250,000	254,063
Genentech, Inc.
4.40% due 07/15/2010		360,000	362,999
4.75% due 07/15/2015		140,000	130,039
General Mills, Inc.
5.25% due 08/15/2013		460,000	456,456
General Mills, Inc., MTN
6.378% due 10/15/2008		225,000	224,934
GlaxoSmithKline Capital PLC, EMTN
5.125% due 12/13/2012	EUR	50,000	69,404
5.625% due 12/13/2017		100,000	140,183
HCA, Inc.
9.25% due 11/15/2016		$2,275,000	2,212,438
9.625% due 11/15/2016		175,000	166,250
Health Management Associates, Inc.
3.70% due 08/16/2020		1,197,319	1,021,912
6.125% due 04/15/2016		1,300,000	1,040,000
Healthsouth Corp.
10.75% due 06/15/2016		450,000	454,500
Hertz Corp.
8.875% due 01/01/2014		700,000	603,750
10.50% due 01/01/2016		275,000	229,625
Highmark, Inc.
6.80% due 08/15/2013 (g)		185,000	202,092
Hospira, Inc.
4.95% due 06/15/2009		80,000	79,622
Imperial Tobacco Finance PLC, EMTN
4.375% due 11/22/2013	EUR	100,000	122,987
6.875% due 06/13/2012	GBP	47,000	81,859

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Consumer, Non-cyclical (continued)
iPayment, Inc.
9.75% due 05/15/2014		$425,000	$340,000
Johnson & Johnson
4.75% due 11/06/2019	EUR	50,000	67,669
Kellogg Company
4.25% due 03/06/2013		$820,000	791,099
Kraft Foods, Inc., EMTN
6.25% due 03/20/2015	EUR	50,000	68,405
Kroger Company
6.15% due 01/15/2020		$140,000	128,351
Mac-Gray Corp.
7.625% due 08/15/2015		525,000	501,375
Manpower, Inc., EMTN
4.75% due 06/14/2013	EUR	50,000	64,889
McCormick & Company, Inc.
5.80% due 07/15/2011		$120,000	127,852
McCormick & Company, Inc., MTN
3.35% due 04/15/2009		95,000	94,179
Medtronic, Inc., Series B
4.375% due 09/15/2010		125,000	127,573
4.75% due 09/15/2015		360,000	351,700
Merck KGAA
4.75% due 11/26/2010	EUR	50,000	69,346
Molson Coors Capital Finance ULC
5.00% due 09/22/2015	CAD	47,000	42,193
Omnicare, Inc.
6.75% due 12/15/2013		$300,000	272,250
6.875% due 12/15/2015		700,000	623,000
Panamerican Beverages, Inc.
7.25% due 07/01/2009		30,000	30,698
PepsiAmericas, Inc.
4.875% due 01/15/2015		45,000	43,001
Procter & Gamble Company
4.95% due 08/15/2014		370,000	373,901
Rentokil Initial PLC, EMTN
4.625% due 03/27/2014	EUR	50,000	56,503
Reynolds American, Inc.
6.50% due 07/15/2010		$50,000	51,986
7.25% due 06/01/2013		525,000	539,492
SABMiller PLC
6.20% due 07/01/2011 (g)		330,000	338,353
Safeway, Inc.
4.125% due 11/01/2008		55,000	54,906
Sunstate Equipment Company LLC
10.50% due 04/01/2013 (g)		475,000	361,000
Symbion, Inc.
11.00% due 08/23/2015		282,180	211,635
SYSCO Corp
5.25% due 02/12/2018		115,000	112,716
Tesco PLC, EMTN
5.50% due 12/13/2019	GBP	110,000	183,467
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016		$320,000	297,441
The Kroger Company
8.05% due 02/01/2010		500,000	513,508
U.S. Oncology Holdings, Inc., PIK
8.3343% due 03/15/2012		388,634	297,305
United Rentals North America, Inc.
6.50% due 02/15/2012		500,000	417,500

The accompanying notes are an integral part of the financial statements.
343

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Consumer, Non-cyclical (continued)
United Surgical Partners International, Inc.
8.875% due 05/01/2017		$475,000	$399,000
Universal Hospital Services, Inc.
6.3025% due 06/01/2015 (b)		200,000	176,000
8.50% due 06/01/2015		100,000	93,250
US Oncology, Inc.
9.00% due 08/15/2012		125,000	125,000
10.75% due 08/15/2014		200,000	201,000
Valassis Communications, Inc.
8.25% due 03/01/2015		700,000	483,000
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014		575,000	554,875
Visant Holding Corp.
zero coupon, Step up to 10.25% on
12/01/2008 due 12/01/2013		525,000	475,125
WellPoint, Inc.
4.25% due 12/15/2009		35,000	34,311
5.00% due 01/15/2011		415,000	412,593
Wyeth
5.95% due 04/01/2037		205,000	184,843

			28,998,981

Diversified - 0.03%
Hutchison Whampoa Finance, Ltd.
5.875% due 07/08/2013	EUR	58,000	76,059
JSG Funding PLC
7.75% due 04/01/2015		$250,000	208,125

			284,184

Energy - 3.39%
Amerada Hess Corp.
7.375% due 10/01/2009		65,000	65,880
Atlantic Richfield Corp.
9.125% due 03/01/2011		95,000	106,262
Baker Hughes, Inc.
6.00% due 02/15/2009		295,000	296,833
Boardwalk Pipelines LLC
5.50% due 02/01/2017		320,000	291,377
Buckeye Partners LP
6.05% due 01/15/2018		145,000	138,256
Canadian Natural Resources, Ltd.
5.15% due 02/01/2013		275,000	256,102
6.25% due 03/15/2038		240,000	185,095
6.45% due 06/30/2033		65,000	52,165
Canadian Natural Resources, Ltd., MTN
4.50% due 01/23/2013	CAD	47,000	42,351
Chesapeake Energy Corp.
6.375% due 06/15/2015		$25,000	22,312
6.50% due 08/15/2017		1,330,000	1,163,750
6.875% due 01/15/2016		25,000	22,812
6.875% due 11/15/2020		375,000	320,625
Cimarex Energy Company
7.125% due 05/01/2017		400,000	368,000
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015		100,000	95,500
7.75% due 05/15/2017		1,775,000	1,686,250
Complete Production Services, Inc.
8.00% due 12/15/2016		625,000	593,750
Compton Petroleum Finance Corp.
7.625% due 12/01/2013		600,000	526,500

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Energy (continued)
Connacher Oil and Gas, Ltd.
10.25% due 12/15/2015		$625,000	$600,000
Conoco Funding Company
6.35% due 10/15/2011		75,000	77,672
ConocoPhillips Company
5.30% due 04/15/2012		480,000	486,237
Copano Energy LLC
8.125% due 03/01/2016		600,000	549,000
Denbury Resources, Inc.
7.50% due 04/01/2013		150,000	141,750
7.50% due 12/15/2015		300,000	276,000
Devon Financing Corp., ULC
6.875% due 09/30/2011		345,000	359,856
7.875% due 09/30/2031		405,000	411,264
Diamond Offshore Drilling, Inc.
4.875% due 07/01/2015		220,000	205,003
5.15% due 09/01/2014		375,000	361,745
Duke Capital Corp.
7.50% due 10/01/2009		110,000	111,135
Duke Capital Corp., Series B
6.75% due 07/15/2018		80,000	76,641
Dynegy Holdings, Inc.
7.50% due 06/01/2015		575,000	485,875
7.75% due 06/01/2019		1,075,000	860,000
El Paso Natural Gas Company
5.95% due 04/15/2017		98,000	86,712
Enbridge, Inc., MTN
7.20% due 06/18/2032	CAD	29,000	27,068
EnCana Corp.
4.60% due 08/15/2009		$240,000	239,777
5.90% due 12/01/2017		380,000	339,142
6.50% due 08/15/2034		270,000	215,973
EnCana Corp., MTN
5.80% due 01/18/2018	CAD	32,000	28,945
Encore Acquisition Company
6.25% due 04/15/2014		$300,000	247,500
7.25% due 12/01/2017		525,000	430,500
Energy Partners, Ltd.
9.75% due 04/15/2014		300,000	220,500
Enterprise Products Operating LP
4.95% due 06/01/2010		490,000	485,919
6.30% due 09/15/2017		220,000	205,169
EOG Resources, Inc.
5.875% due 09/15/2017		195,000	183,356
Ferrellgas Partners LP
8.75% due 06/15/2012		875,000	748,125
Forest Oil Corp.
7.25% due 06/15/2019		700,000	598,500
8.00% due 12/15/2011		400,000	400,000
Foundation PA Coal Company
7.25% due 08/01/2014		450,000	434,250
Gaz Capital for Gazprom
7.288% due 08/16/2037		540,000	357,955
8.625% due 04/28/2034		165,000	150,150
Gaz Capital for Gazprom, EMTN
4.56% due 12/09/2012	EUR	150,000	172,188
Gaz Capital SA
8.146% due 04/11/2018		$450,000	395,239

The accompanying notes are an integral part of the financial statements.
344

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Energy (continued)
Hess Corp.
6.65% due 08/15/2011		$350,000	$349,994
7.875% due 10/01/2029		439,000	429,104
Hilcorp Energy I LP
7.75% due 11/01/2015 (g)		675,000	580,500
International Coal Group, Inc.
10.25% due 07/15/2014		500,000	446,250
Key Energy Services, Inc.
8.375% due 12/01/2014 (g)		225,000	216,000
Kinder Morgan Finance Company
5.70% due 01/05/2016		440,000	378,400
Kinder Morgan, Inc.
6.50% due 09/01/2012		139,000	131,007
Marathon Oil Corp.
5.90% due 03/15/2018		430,000	381,857
6.00% due 10/01/2017		240,000	215,592
6.60% due 10/01/2037		80,000	67,440
Newfield Exploration Company
6.625% due 09/01/2014		30,000	27,000
Northwest Pipeline Corp.
5.95% due 04/15/2017		60,000	55,548
Nustar Logistics
7.65% due 04/15/2018		185,000	185,983
OPTI Canada, Inc.
7.875% due 12/15/2014		615,000	544,275
8.25% due 12/15/2014		1,275,000	1,141,125
Peabody Energy Corp.
7.375% due 11/01/2016		375,000	360,000
Pemex Project Funding Master Trust
4.1188% due 06/15/2010 (b)(g)		195,000	191,841
5.75% due 03/01/2018		475,000	449,492
6.25% due 08/05/2013	EUR	150,000	205,120
Petrobras International Finance Company
5.875% due 03/01/2018		$420,000	381,730
Petro-Canada
6.80% due 05/15/2038		125,000	99,029
PetroHawk Energy Corp.
7.875% due 06/01/2015 (g)		175,000	152,250
9.125% due 07/15/2013		650,000	611,000
Petroleos de Venezuela SA
5.25% due 04/12/2017		305,000	164,700
5.375% due 04/12/2027		745,000	331,525
Plains Exploration & Production Company
7.00% due 03/15/2017		625,000	543,750
7.625% due 06/01/2018		200,000	177,000
7.75% due 06/15/2015		200,000	184,000
Praxair, Inc.
5.20% due 03/15/2017		205,000	197,217
Premcor Refining Group, Inc.
6.75% due 02/01/2011		110,000	111,530
Quicksilver Resources, Inc.
7.75% due 08/26/2013		750,000	711,248
8.25% due 08/01/2015		575,000	526,125
Range Resources Corp.
6.375% due 03/15/2015		625,000	571,875
7.375% due 07/15/2013		100,000	96,500
7.50% due 10/01/2017		450,000	425,250
SandRidge Energy, Inc.
6.4163% due 04/01/2014 (b)		500,000	470,155

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Energy (continued)
SandRidge Energy, Inc., PIK
8.625% due 04/01/2015 (g)		$1,000,000	$895,000
Southern Natural Gas Company
5.90% due 04/01/2017 (g)		98,000	86,729
Southwestern Energy Company
7.50% due 02/01/2018 (g)		425,000	412,250
Sunoco, Inc.
4.875% due 10/15/2014		25,000	23,653
5.75% due 01/15/2017		240,000	227,407
TEPPCO Partners LP
5.90% due 04/15/2013		330,000	327,024
7.55% due 04/15/2038		520,000	462,263
Texas Gas Transmission LLC
5.50% due 04/01/2013 (g)		1,220,000	1,190,195
Transocean, Inc.
5.25% due 03/15/2013		465,000	451,785
Valero Energy Corp.
3.50% due 04/01/2009		100,000	99,257
6.125% due 06/15/2017		520,000	486,726
Venoco, Inc.
8.75% due 12/15/2011		100,000	86,000
Williams Companies, Inc.
7.75% due 06/15/2031		400,000	373,828
8.125% due 03/15/2012		630,000	636,502
XTO Energy, Inc.
4.625% due 06/15/2013		570,000	534,712
5.65% due 04/01/2016		390,000	364,415
YPF SA, MTNC
10.00% due 11/02/2028		195,000	180,863

			36,152,987

Financial - 7.07%
AAC Group Holding Corp.
10.25 due 10/01/2012 (g)		125,000	122,500
ACE INA Holdings, Inc.
5.70% due 02/15/2017		255,000	233,303
Allstate Life Funding LLC, EMTN
6.375% due 01/17/2011	GBP	47,000	83,943
AMB Property LP, MTN
5.90% due 08/15/2013		$40,000	37,897
6.30% due 06/01/2013		225,000	217,660
American Express Centurion Bank
4.375% due 07/30/2009		300,000	289,760
5.55% due 10/17/2012		115,000	106,225
American Express Credit Corp., EMTN
3.625% due 10/13/2009	EUR	53,000	66,230
American Express Credit Corp., MTN
5.875% due 05/02/2013		$400,000	368,660
American Express Credit Corp., Series C
7.30% due 08/20/2013		195,000	188,083
American General Finance Corp., MTN
5.40% due 12/01/2015		220,000	108,606
American Honda Finance Corp.
4.50% due 05/26/2009 (g)		385,000	382,421
Arch Western Finance LLC
6.75% due 07/01/2013		450,000	423,000
ATF Bank
9.00% due 05/11/2016		150,000	98,982

The accompanying notes are an integral part of the financial statements.
345

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Australia & New Zealand Banking Group,
Ltd., EMTN
4.375% due 05/24/2012	EUR	100,000	$131,854
4.45% due 02/05/2015 (b)		83,000	112,874
AvalonBay Communities, Inc., REIT, MTN
4.95% due 03/15/2013		$55,000	50,815
6.125% due 11/01/2012		175,000	170,211
6.625% due 09/15/2011		255,000	255,466
BAC Capital Trust VI
5.625% due 03/08/2035		463,000	353,454
Banca Intesa SpA, EMTN
5.85% due 05/08/2014 (b)	EUR	65,000	91,279
Banca Monte dei Paschi di Siena SpA, EMTN
4.50% due 09/24/2015 (b)		70,000	95,039
4.875% due 05/31/2016		100,000	117,444
Bank Nederlandse Gemeenten, EMTN
4.625% due 09/13/2012		950,000	1,340,954
Bank of America Corp.
4.375% due 12/01/2010		$200,000	191,839
4.50% due 08/01/2010		150,000	145,019
5.65% due 05/01/2018		1,220,000	1,027,596
5.75% due 08/15/2016		205,000	170,501
7.40% due 01/15/2011		50,000	48,980
Bank of America Corp., EMTN
4.00% due 03/28/2017 (b)	EUR	100,000	117,966
4.625% due 02/18/2014		110,000	139,473
5.25% due 11/09/2016	GBP	100,000	153,521
Bank of America Corp., MTN
4.75% due 05/23/2017 (b)	EUR	50,000	62,475
Bank of Ireland
6.45% due 02/10/2010		47,000	66,488
Bank of Montreal
5.20% due 06/21/2017 (b)	CAD	53,000	48,597
Bank of New York Mellon Corp., MTN
4.50% due 04/01/2013		$365,000	341,727
Bank of Nova Scotia
8.30% due 09/27/2013	CAD	103,000	108,299
Bank One Corp.
5.25% due 01/30/2013		$180,000	169,978
5.90% due 11/15/2011		50,000	48,806
7.875% due 08/01/2010		350,000	358,885
Banque du Liban, EMTN
10.00% due 04/25/2015		250,000	266,250
Barclays Bank PLC
7.40% due 12/15/2009		300,000	306,041
Barclays Bank PLC, EMTN
5.75% due 03/08/2011	EUR	85,000	119,027
BB&T Capital Trust II
6.75% due 06/07/2036		$190,000	136,547
Berkshire Hathaway Finance Corp.
4.60% due 05/15/2013		425,000	417,884
BES Finance, Ltd., EMTN
6.25% due 05/17/2011	EUR	60,000	84,435
BF Saul, REIT
7.50% due 03/01/2014		$150,000	123,000
BNP Paribas, EMTN
4.75% due 04/04/2011	EUR	105,000	146,268
5.431% due 09/07/2017		50,000	65,270

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Boeing Capital Corp., Ltd.
7.375% due 09/27/2010		$365,000	$391,366
Camden Property Trust, REIT
4.375% due 01/15/2010		80,000	77,548
Capital One Capital IV
6.745% due 02/17/2037 (b)		425,000	205,496
Caterpillar Financial Services Corp.
4.50% due 06/15/2009		125,000	124,274
Caterpillar Financial Services Corp., MTN
4.25% due 02/08/2013		235,000	219,676
5.85% due 09/01/2017		170,000	160,166
CenterCredit International BV
8.625% due 01/30/2014		450,000	315,000
Chukchansi Economic Development Authority
6.3275% due 11/15/2012 (b)(g)		50,000	40,375
CIT Group, Inc.
3.875% due 11/03/2008		290,000	282,376
Citigroup, Inc.
3.625% due 02/09/2009		110,000	107,689
3.875% due 05/21/2010	EUR	74,000	96,613
4.75% due 02/10/2019 (b)		90,000	95,602
5.00% due 09/15/2014		$755,000	578,868
5.125% due 02/14/2011		300,000	280,036
5.50% due 08/27/2012		225,000	202,058
5.50% due 04/11/2013		650,000	567,360
5.85% due 07/02/2013		590,000	517,542
6.125% due 05/15/2018		690,000	571,323
6.50% due 08/19/2013		530,000	471,047
Citigroup, Inc., EMTN
3.50% due 08/05/2015	EUR	110,000	115,480
6.40% due 03/27/2013		120,000	154,469
Clarendon Alumina Production, Ltd.
8.50% due 11/16/2021		$100,000	99,000
Countrywide Financial Corp.
4.50% due 06/15/2010		145,000	131,037
Countrywide Home Loans, Inc., MTN
4.125% due 09/15/2009		530,000	487,440
Credit Agricole SA, EMTN
5.971% due 01/02/2018	EUR	200,000	273,656
Credit Agricole SA, Series TSDI
5.00 due 06/20/2049 (b)	GBP	130,000	159,103
Credit Suisse First Boston USA, Inc.
4.875% due 08/15/2010		$450,000	447,315
Credit Suisse Group Finance Guernsey, Ltd.
6.375% due 06/07/2013	EUR	70,000	98,133
Credit Suisse Guernsey, Ltd.
5.86% due 05/29/2049 (b)		$300,000	227,120
Credit Suisse USA, Inc.
5.50% due 08/16/2011		170,000	167,558
Credit Suisse/London, EMTN
4.75% due 09/24/2010	EUR	105,000	146,086
5.125% due 09/18/2017		75,000	92,788
Danske Bank A/S, EMTN
6.00% due 03/20/2016 (b)		150,000	193,863
Deutsche Bank AG
5.125% due 01/31/2013		40,000	53,211
Deutsche Genossenschafts-Hypothekenbank AG,
EMTN
4.00% due 10/31/2016		2,000,000	2,676,487

The accompanying notes are an integral part of the financial statements.
346

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Developers Diversified Realty Corp., REIT
3.875% due 01/30/2009		$25,000	$24,600
Digicel, Ltd.
9.25% due 09/01/2012 (g)		800,000	792,000
DnB NOR Bank ASA, EMTN
4.75% due 03/28/2011	EUR	80,000	110,866
Duke Realty LP
6.25% due 05/15/2013		$245,000	238,411
E*Trade Financial Corp.
8.00% due 06/15/2011		150,000	130,500
12.50% due 11/30/2017		1,075,000	1,080,375
12.50% due 11/30/2017		100,000	100,500
ERP Operating LP
3.85% due 08/15/2026		13,000	11,741
5.25% due 09/15/2014		200,000	176,975
Eurohypo AG
4.50% due 01/21/2013 (g)	EUR	750,000	1,045,688
Federal Realty Investment Trust
6.00% due 07/15/2012		$155,000	152,638
Felcor Lodging LP, REIT
8.50% due 06/01/2011		250,000	216,250
Fifth Third Bancorp
6.25% due 05/01/2013		300,000	254,968
8.25% due 03/01/2038		150,000	113,777
Ford Motor Credit Company LLC
5.70% due 01/15/2010		100,000	76,584
7.2406% due 04/15/2012 (b)		2,675,000	2,473,059
7.375% due 10/28/2009		250,000	200,991
Fortis Bank SA/NV, EMTN
5.757% due 10/04/2017	EUR	125,000	122,805
Fund American Companies, Inc.
5.875% due 05/15/2013		$185,000	137,201
GATX Financial Corp.
5.50% due 02/15/2012		285,000	288,748
GE Capital Canada Funding Company, MTN
4.65% due 02/11/2015	CAD	142,000	113,382
GE Capital European Funding, EMTN
3.50% due 02/14/2013	EUR	163,000	186,792
GE Capital UK Funding, EMTN
5.625% due 12/12/2014	GBP	145,000	219,387
General Electric Capital Corp.
4.625% due 09/15/2066 (b)	EUR	130,000	107,645
4.80% due 05/01/2013		$905,000	825,451
5.625% due 05/01/2018		845,000	714,258
5.875% due 01/14/2038		460,000	339,135
General Electric Capital Corp., MTN
5.25% due 10/19/2012		450,000	423,071
General Electric Capital Corp., MTNA
4.25% due 09/13/2010		265,000	253,251
General Electric Capital Corp., Series A
5.875% due 02/15/2012		500,000	484,670
General Electric Capital Corp., Series A, MTN
6.00% due 06/15/2012		680,000	656,318
General Growth Properties, Inc.
3.98% due 04/15/2027 (g)		54,000	32,004
Genworth Financial, Inc.
5.75% due 06/15/2014		59,000	52,178
6.15% due 11/15/2066 (b)		153,000	67,003

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Goldman Sachs Group, Inc.
3.75% due 02/04/2013	EUR	75,000	$81,947
5.125% due 10/16/2014		100,000	110,795
6.15% due 04/01/2018		$1,745,000	1,450,992
6.345% due 02/15/2034		271,000	178,066
6.60% due 01/15/2012		150,000	139,828
6.75% due 10/01/2037		550,000	367,174
6.875% due 01/15/2011		700,000	669,142
Goldman Sachs Group, Inc., GMTN
4.50% due 01/30/2017	EUR	100,000	103,016
GTB Finance BV
8.50% due 01/29/2012		$510,000	460,275
Hartford Financial Services Group, Inc.
5.25% due 10/15/2011		260,000	240,807
5.375% due 03/15/2017		255,000	218,901
Hawker Beechcraft Acquisition Company LLC
8.50% due 04/01/2015		700,000	640,500
8.875% due 04/01/2015		200,000	181,000
9.75% due 04/01/2017		175,000	156,625
HBOS PLC
5.92% due 09/29/2049 (b)(g)		400,000	235,907
6.00% due 11/01/2033 (g)		390,000	256,383
6.05% due 11/23/2049 (b)	EUR	70,000	70,129
HBOS PLC, EMTN
4.375% due 10/30/2019 (b)		63,000	65,623
Hospitality Properties Trust
5.625% due 03/15/2017		$255,000	187,876
Host Marriott LP, Series Q
6.75% due 06/01/2016		1,150,000	940,125
HSBC Bank PLC, EMTN
4.25% due 03/18/2016 (b)	EUR	79,000	106,469
HSBC Bank USA, Inc.
4.625% due 04/01/2014		$100,000	89,931
HSBC Capital Funding LP
8.03% due 12/29/2049 (b)	EUR	25,000	34,433
HSBC Finance Corp.
4.125% due 11/16/2009		$150,000	145,028
HSBC Holdings PLC
3.625% due 06/29/2020 (b)	EUR	75,000	88,309
6.50% due 05/02/2036		$170,000	140,804
9.875% due 04/08/2018	GBP	120,000	233,607
HSBK Europe BV
7.75% due 05/13/2013		$150,000	103,122
HUB International Holdings, Inc.
9.00% due 12/15/2014 (g)		575,000	511,750
10.25% due 06/15/2015 (g)		1,025,000	809,750
Hypothekenbank in Essen AG
3.875% due 11/21/2013	EUR	1,770,000	2,395,331
Icahn Enterprises LP
7.125% due 02/15/2013		$625,000	478,125
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)		15,000	8,320
ING Bank NV, EMTN
5.50% due 01/04/2012	EUR	70,000	98,518
International Lease Finance Corp., EMTN
4.125% due 10/09/2008		66,000	88,223
International Lease Finance Corp., MTN
5.30% due 05/01/2012		$480,000	349,065
5.45% due 03/24/2011		635,000	476,327

The accompanying notes are an integral part of the financial statements.
347

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
International Lease Finance Corp., MTN (continued)
6.625% due 11/15/2013		$650,000	$398,464
Intesa Sanpaolo SpA, EMTN
4.375% due 06/26/2018 (b)	EUR	100,000	129,885
Intesabci Capital Trust
6.988% due 07/29/2049 (b)		55,000	73,610
iPayment Investors LP
11.625% due 07/15/2014 (b)(g)		$416,697	425,031
Islandsbanki HF
2.9506% due 10/15/2008 (b)(g)		175,000	174,818
Jefferies Group, Inc.
5.875% due 06/08/2014		176,000	147,780
6.25% due 01/15/2036		245,000	151,863
John Deere Capital Corp., MTN
4.95% due 12/17/2012		1,030,000	1,002,027
5.50% due 04/13/2017		140,000	129,799
JP Morgan Chase & Company
4.75% due 05/01/2013		520,000	481,653
6.25% due 01/15/2009		335,000	333,970
6.40% due 05/15/2038		405,000	350,143
9.29% due 06/20/2011 (b)	RUB	2,000,000	76,902
JP Morgan Chase & Company, EMTN
4.25% due 06/09/2011	EUR	38,000	49,952
4.375% due 11/12/2019 (b)		150,000	165,286
4.375% due 01/30/2014		100,000	124,744
JP Morgan Chase Capital XVIII, Series R
6.95% due 08/17/2036		$110,000	85,290
JP Morgan Chase Capital XXII, Series V
6.45% due 02/02/2037		245,000	177,513
JPMorgan Chase & Company
6.00% due 01/15/2018		830,000	756,854
KAR Holdings, Inc.
6.8006% due 05/01/2014 (b)		250,000	196,250
10.00% due 05/01/2015		700,000	539,000
KeyCorp, MTNG
4.70% due 05/21/2009		40,000	38,916
Kimco Realty Corp., MTN, REIT
4.904% due 02/18/2015		55,000	49,837
Kreditanstalt fuer Wiederaufbau
4.70% due 06/02/2037	CAD	430,000	378,824
Kreditanstalt fuer Wiederaufbau, EMTN
7.375% due 01/27/2010	NGN	50,000,000	394,746
8.50% due 01/18/2011		35,000,000	268,127
Kreditanstalt fuer Wiederaufbau, Series EXCH
5.50% due 12/07/2015	GBP	450,000	825,710
Landwirtschaftliche Rentenbank, Series 7
3.75% due 06/15/2009		$95,000	95,672
Lehman Brothers Holdings, Inc., EMTN
4.625% due 03/14/2019 (b)	EUR	150,000	264
Lehman Brothers Holdings, Inc., MTN
5.25% due 02/06/2012		$430,000	53,750
Lehman Brothers Holdings, Inc., MTN, Series G
3.95% due 11/10/2009		300,000	37,500
Local TV Finance LLC
9.25% due 06/15/2015 (g)		175,000	113,750
Mack-Cali Realty LP, REITS
5.80% due 01/15/2016		75,000	69,814
Mangrove Bay Pass Through Trust
6.102% due 07/15/2033 (b)(g)		200,000	91,418

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Mellon Funding Corp.
6.375% due 11/08/2011	GBP	143,000	$256,074
Merrill Lynch & Company, Inc.
5.45% due 02/05/2013		$645,000	581,030
7.75% due 05/14/2038		435,000	365,608
Merrill Lynch & Company, Inc., MTN
6.15% due 04/25/2013		210,000	194,052
6.875% due 04/25/2018		805,000	712,224
Merrill Lynch & Company, Inc., Series CPI
6.1817% due 03/02/2009 (b)		130,000	129,176
Metropolitan Life Global Funding
5.125% due 11/09/2011 (g)		435,000	441,942
Metropolitan Life Global Funding I, EMTN
4.625% due 05/16/2017	EUR	100,000	108,315
Mitsubishi UFJ Financial Group, Inc., Capital
Finance 1, Ltd.
6.346% due 07/29/2049 (b)		$200,000	151,362
Mizuho Capital Investment 1, Ltd.
5.02% due 06/29/2049 (b)	EUR	50,000	58,832
6.686% due 12/31/2049 (b)(g)		$120,000	101,032
Monumental Global Funding, Ltd., EMTN
5.375% due 03/13/2009	EUR	38,000	53,454
Morgan Stanley
4.00% due 01/15/2010		$500,000	410,004
Morgan Stanley, EMTN
4.00% due 11/17/2015	EUR	150,000	117,340
Morgan Stanley, GMTN
5.125% due 11/30/2015	GBP	100,000	110,416
Morgan Stanley, MTN
5.625% due 01/09/2012		$50,000	34,861
6.00% due 04/28/2015		650,000	442,148
6.625% due 04/01/2018		590,000	390,457
MPS Capital Trust I
7.99% due 12/29/2049 (b)	EUR	35,000	47,728
Muenchener Rueckversicherungs AG
5.767% due 06/29/2049 (b)		100,000	97,870
National Australia Bank, Ltd., EMTN
4.50% due 06/23/2016 (b)		100,000	128,786
National Gas Company
6.05% due 01/15/2036 (g)		$100,000	87,000
National Rural Utilities Cooperative Finance Corp.
4.375% due 10/01/2010		100,000	100,077
Nationwide Building Society, EMTN
3.375% due 08/17/2015 (b)	EUR	53,000	65,387
Nationwide Mutual Insurance Company
6.60% due 04/15/2034 (g)		$110,000	88,823
NCNB Corp.
9.375% due 09/15/2009		340,000	341,562
New York Life Global Funding
4.625% due 08/16/2010 (g)		215,000	219,283
New York Life Global Funding, EMTN
4.375% due 01/19/2017	EUR	100,000	114,367
Nexstar Finance, Inc.
7.00% due 01/15/2014		$450,000	337,500
Nissan Motor Acceptance Corp.
4.625% due 03/08/2010 (g)		100,000	100,339
NLV Financial Corp.
7.50% due 08/15/2033 (g)		265,000	256,608

The accompanying notes are an integral part of the financial statements.
348

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Nordea Bank Finland PLC, EMTN
5.75% due 03/26/2014 (b)	EUR	50,000	$70,182
Northern Trust Company, BKNT
4.60% due 02/01/2013		$100,000	96,703
Northern Trust Corp.
5.30% due 08/29/2011		141,000	143,388
5.50% due 08/15/2013		235,000	235,169
Nuveen Investments, Inc.
5.00% due 09/15/2010		350,000	290,500
10.50% due 11/15/2015 (g)		425,000	327,250
Nuveen Investments, Inc., Class A
5.50% due 09/15/2015		750,000	375,000
Ohio National Financial Services, Inc.
6.35% due 04/01/2013 (g)		15,000	16,376
Orascom Telecom Finance SCA
7.875% due 02/08/2014		110,000	97,487
Pacific Life Funding LLC, EMTN
5.125% due 01/20/2015	GBP	87,000	144,571
5.50% due 05/14/2009	EUR	38,000	52,860
PF Export Receivables Master Trust
6.436% due 06/01/2015 (g)		$49,021	48,350
PNC Funding Corp.
5.625% due 02/01/2017		195,000	172,743
7.50% due 11/01/2009		285,000	281,474
Principal Financial Global Funding II LLC, EMTN
4.50% due 01/26/2017	EUR	50,000	55,569
Principal Financial Group, Inc.
6.05% due 10/15/2036		$180,000	141,811
Principal Life Global Funding I
5.25% due 01/15/2013 (g)		160,000	156,850
Principal Life Income Funding Trusts
5.20% due 11/15/2010		35,000	35,052
Principal Financial Global Funding LLC, EMTN
4.50% due 01/22/2009	EUR	38,000	53,321
Rabobank Nederland, EMTN
3.125% due 07/19/2010		70,000	95,802
4.25% due 01/16/2017		50,000	66,485
Rainbow National Services LLC
8.75% due 09/01/2012 (g)		$75,000	75,000
Reckson Operating Partnership, REIT
6.00% due 03/31/2016		200,000	167,457
Regency Centers LP, REIT
5.875% due 06/15/2017		120,000	106,155
RLI Corp.
5.95% due 01/15/2014		15,000	14,771
Royal Bank of Canada
5.00% due 01/20/2014	CAD	105,000	97,371
Royal Bank of Scotland PLC, EMTN
6.00% due 05/10/2013	EUR	40,000	54,458
6.00 due 06/29/2049 (b)	GBP	130,000	190,443
Sanpaolo IMI SpA, EMTN
3.75% due 06/09/2015 (b)	EUR	57,000	77,169
Santander Issuances SA, EMTN
4.75% due 05/29/2019 (b)		100,000	122,037
Security Benefit Life Insurance Company
7.45% due 10/01/2033 (g)		$80,000	66,070
Severn Trent Utilities Finance PLC, EMTN
5.25% due 03/11/2016	EUR	70,000	95,774

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Shinsei Bank, Ltd.
3.75% due 02/23/2016 (b)	EUR	80,000	$89,775
Simon Property Group LP
5.30% due 05/30/2013		$75,000	70,053
5.75% due 12/01/2015		480,000	453,637
Simon Property Group LP, REIT
4.60% due 06/15/2010		125,000	122,870
SLM Corp.
5.45% due 04/25/2011		675,000	472,500
SLM Corp., MTN
5.125% due 08/27/2012		225,000	146,250
8.45% due 06/15/2018		400,000	272,000
SLM Corp., MTN, Series A
2.94% due 07/27/2009 (b)		1,575,000	1,386,334
SLM Corp., Series CPI
6.15% due 04/01/2009 (b)		315,000	289,381
Societe Generale, EMTN
5.25% due 03/28/2013	EUR	100,000	137,989
Sovereign Capital Trust VI
7.908% due 06/13/2036		$230,000	168,351
Standard Chartered Bank, EMTN
3.625% due 02/03/2017 (b)	EUR	210,000	260,623
Sumitomo Mitsui Banking Corp.
4.375% due 07/29/2049 (b)		100,000	99,041
5.625% due 07/29/2049 (b)(g)		$200,000	159,775
Sun Life Assurance Company of Canada
6.15% due 06/30/2022 (b)	CAD	44,000	42,971
Sun Life Financial Global Funding LP
3.0413% due 10/06/2013 (b)(g)		$250,000	229,576
SunTrust Banks, Inc.
7.75% due 05/01/2010		250,000	256,535
Svenska Handelsbanken, EMTN
6.125% due 03/29/2049 (b)	GBP	47,000	80,860
Teco Finance, Inc.
6.572% due 11/01/2017		$35,000	31,762
7.00% due 05/01/2012		50,000	50,821
TMK Capital SA for OAO TMK
10.00% due 07/29/2011		100,000	84,376
Torchmark Corp.
6.375% due 06/15/2016		220,000	224,843
Toronto-Dominion Bank, EMTN
4.875% due 01/23/2013	EUR	100,000	130,544
Toronto-Dominion Bank, MTN
5.69% due 06/03/2018 (b)	CAD	127,000	119,339
Transatlantic Holdings, Inc.
5.75% due 12/14/2015		$150,000	143,600

Travelers Insurance Company Institutional Funding, Ltd.
5.75% due 12/06/2011	GBP	167,000	291,121
UBS AG/Jersey, EMTN
4.50% due 09/16/2019 (b)	EUR	225,000	234,530
UCI Holdco, Inc.
10.6975% due 12/15/2013		$397,911	302,412
UniCredito Italiano SpA, EMTN
5.75% due 09/26/2017	EUR	100,000	129,502
6.10% due 02/28/2012		52,000	71,844
US Bancorp, MTN, Series P
4.50% due 07/29/2010		$160,000	163,189

The accompanying notes are an integral part of the financial statements.
349

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
US Bank NA, BKNT
6.375% due 08/01/2011		$450,000	$454,241
USI Holdings Corp.
9.75% due 05/15/2015 (g)		225,000	171,000
Vanguard Health Holding Company I LLC
11.25 due 10/01/2015		50,000	43,250
Ventas Realty LP/Ventas Capital Corp.
6.50% due 06/01/2016		465,000	439,425
Visant Corp.
7.625% due 10/01/2012		300,000	275,250
Vornado Realty LP, REIT
4.50% due 08/15/2009		35,000	33,977
VTB Capital SA
6.875% due 05/29/2018		150,000	121,282
Wachovia Corp.
5.75% due 02/01/2018		250,000	187,547
Wells Fargo & Company
4.20% due 01/15/2010		475,000	468,480
4.875% due 01/12/2011		210,000	209,340
Wells Fargo Bank NA
4.75% due 02/09/2015		260,000	233,858
Wells Fargo Financial Canada Corp., MTN
4.33% due 12/06/2013	CAD	47,000	41,885
Westpac Banking Corp., EMTN
4.875% due 09/28/2012	EUR	100,000	134,646
Willis North America, Inc.
6.20% due 03/28/2017		$195,000	169,544
World Savings Bank FSB, BKNT
4.125% due 12/15/2009		180,000	158,096
Xstrata Finance Canada, Ltd.
5.50% due 11/16/2011 (g)		180,000	175,489
Xstrata Finance Canada, Ltd., EMTN
5.25% due 06/13/2017	EUR	80,000	90,290

			75,454,609

Industrial - 2.70%
3M Company, MTN
5.125% due 11/06/2009		$95,000	96,369
5.70% due 03/15/2037		225,000	225,623
AGY Holding Corp.
11.00% due 11/15/2014		250,000	222,500
Allied Waste North America, Inc.
6.875% due 06/01/2017		500,000	465,000
7.25% due 03/15/2015		1,125,000	1,077,187
7.875% due 04/15/2013		425,000	421,812
American Railcar Industries, Inc.
7.50% due 03/01/2014		625,000	553,125
Associated Materials, Inc.
zero coupon, Step up to 11.25% on
03/01/2009 due 03/01/2014		275,000	177,375
Avnet, Inc.
5.875% due 03/15/2014		345,000	335,879
Ball Corp.
6.875% due 12/15/2012		625,000	624,219
BE Aerospace, Inc.
8.00% due 06/09/2014		250,000	235,000
8.50% due 07/01/2018		375,000	363,750
Bombardier, Inc.
6.30% due 05/01/2014 (g)		575,000	534,750

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Industrial (continued)
Bombardier, Inc. (continued)
6.75% due 05/01/2012 (g)		$200,000	$192,000
7.45% due 05/01/2034 (g)		375,000	348,750
8.00% due 11/15/2014		25,000	24,750
Bristow Group, Inc.
6.125% due 06/15/2013		400,000	358,000
7.50% due 09/15/2017		500,000	445,000
Burlington Northern Santa Fe Corp.
5.65% due 05/01/2017		429,000	410,986
6.15% due 05/01/2037		432,000	394,266
BWAY Corp.
10.00% due 10/15/2010		525,000	509,250
Canadian National Railway Company
6.25% due 08/01/2034		259,000	241,508
6.375% due 11/15/2037		65,000	62,240
Canadian Pacific Railway Company
5.75% due 05/15/2013		355,000	344,552
Casella Waste Systems, Inc.
9.75% due 02/01/2013		875,000	857,500
Celestica, Inc.
7.875% due 07/01/2011		450,000	436,500
Cemex Finance Europe BV
4.75% due 03/05/2014	EUR	50,000	54,028
Clondalkin Acquisition BV
4.8187% due 12/15/2013 (b)(g)		$275,000	223,437
Columbus McKinnon Corp.
8.875% due 11/01/2013		560,000	576,800
Cooper US, Inc.
6.10% due 07/01/2017		210,000	212,385
CRH America, Inc.
5.30% due 10/15/2013		140,000	127,593
6.00% due 09/30/2016		240,000	206,827
6.40% due 10/15/2033		55,000	40,522
Dycom Industries, Inc.
8.125% due 10/15/2015		250,000	220,000
Esco Corp.
6.6937% due 12/15/2013 (b)(g)		175,000	161,000
8.625% due 12/15/2013 (g)		600,000	588,000
FedEx Corp.
5.50% due 08/15/2009		220,000	219,122
Flextronics International, Ltd.
6.25% due 11/15/2014		125,000	105,625
6.50% due 05/15/2013		350,000	310,625
GenCorp, Inc.
9.50% due 08/15/2013		725,000	714,125
General Cable Corp.
5.1662% due 04/01/2015 (b)		175,000	147,000
7.125% due 04/01/2017		400,000	360,000
General Dynamics Corp.
4.50% due 08/15/2010		315,000	319,679
Greater Toronto Airports Authority, MTN
6.25% due 12/13/2012	CAD	50,000	49,842
6.47% due 02/02/2034		42,000	39,520
Greenbrier Companies, Inc.
8.375% due 05/15/2015		$425,000	365,500
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012		100,000	102,000

The accompanying notes are an integral part of the financial statements.
350

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Industrial (continued)
Hawk Corp.
8.75% due 11/01/2014		$300,000	$301,500
HeidelbergCement Finance BV, EMTN
6.375% due 01/25/2012	EUR	60,000	81,651
Honeywell International, Inc.
4.25% due 03/01/2013		$275,000	267,126
5.30% due 03/01/2018		255,000	240,019
Jefferson Smurfit Corp.
8.25% due 10/01/2012		150,000	125,250
Koppers Holdings, Inc.
zero coupon due 11/15/2014		650,000	581,750
Koppers, Inc.
9.875% due 10/15/2013		149,000	153,470
L-3 Communications Corp., Series B
6.375% due 10/15/2015		825,000	759,000
Lafarge SA
6.15% due 07/15/2011		130,000	127,629
Linde Finance BV, EMTN
4.75% due 04/24/2017	EUR	100,000	127,142
Lockheed Martin Corp.
4.121% due 03/14/2013		$580,000	560,712
Manitowoc, Inc.
7.125% due 11/01/2013		100,000	93,000
10.25% due 08/15/2012		500,000	484,535
Metals USA, Inc.
11.125% due 12/01/2015		325,000	312,000
Norfolk Southern Corp.
5.59% due 05/17/2025		25,000	21,738
5.75% due 04/01/2018		100,000	96,390
7.25% due 02/15/2031		30,000	31,453
Northrop Grumman Corp.
7.125% due 02/15/2011		755,000	801,460
7.75% due 03/01/2016		30,000	33,028
NXP BV/NXP Funding LLC
5.5406% due 10/15/2013 (b)		500,000	330,000
7.875% due 10/15/2014		350,000	234,500
Oakmont Asset Trust
4.514% due 12/22/2008 (g)		20,000	19,985
Obrascon Huarte Lain SA
5.00% due 05/18/2012	EUR	100,000	117,435
Owens Corning, Inc.
6.50% due 12/01/2016		$115,000	101,765
Owens-Brockway Glass Container, Inc.
6.75% due 12/01/2014		425,000	403,750
8.25% due 05/15/2013		350,000	348,250
RBS Global, Inc.
9.50% due 08/01/2014		775,000	728,500
11.75% due 08/01/2016		175,000	165,375
Rolls-Royce Group PLC, EMTN
4.50% due 03/16/2011	EUR	50,000	69,099
Saint Acquisition Corp.
12.50% due 05/15/2017 (g)		$300,000	99,000
Sally Holdings LLC
9.25% due 11/15/2014		400,000	377,000
10.50% due 11/15/2016		100,000	95,000
Sanmina-SCI Corp.
5.5687% due 06/15/2010 (b)(g)		194,000	182,360
Schneider Electric SA, EMTN
4.50% due 01/17/2014	EUR	50,000	64,562

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Industrial (continued)
Silgan Holdings, Inc.
6.75% due 11/15/2013	$375,000	$341,250
Smurfit-Stone Container Enterprises, Inc.
8.375% due 07/01/2012	375,000	315,000
SPX Corp.
7.625% due 12/15/2014 (g)	425,000	425,000
Stewart & Stevenson LLC
10.00% due 07/15/2014	375,000	328,125
Stone Container Finance
7.375% due 07/15/2014	100,000	77,000
Terex Corp.
7.375% due 01/15/2014	100,000	91,000
Texas Industries, Inc.
7.25% due 07/15/2013	500,000	435,000
7.25% due 07/15/2013 (g)	175,000	152,250
TransDigm, Inc.
7.75% due 07/15/2014	375,000	352,500
Trinity Industries, Inc.
6.50% due 03/15/2014	375,000	353,438
Union Pacific Corp.
3.875% due 02/15/2009	125,000	123,174
5.70% due 08/15/2018	220,000	204,883
United Technologies Corp.
5.375% due 12/15/2017	120,000	115,995
5.40% due 05/01/2035	100,000	89,638
6.35% due 03/01/2011	370,000	391,488
US Concrete, Inc.
8.375% due 04/01/2014	225,000	175,500
Vitro SA de CV
8.625% due 02/01/2012	200,000	158,000
Vought Aircraft Industries, Inc.
8.00% due 07/15/2011	200,000	174,000
Waste Management, Inc.
6.10% due 03/15/2018	530,000	494,971
7.375% due 05/15/2029	15,000	14,203
WCA Waste Corp.
9.25% due 06/15/2014	400,000	376,000

		28,825,370

Technology - 0.69%
Avago Technologies Finance
10.125% due 12/01/2013	375,000	378,750
Dun & Bradstreet Corp.
5.50% due 03/15/2011	120,000	121,019
First Data Corp.
9.875% due 09/24/2015 (g)	1,075,000	843,875
Freescale Semiconductor, Inc.
6.6937% due 12/15/2014 (b)	300,000	201,000
8.875% due 12/15/2014	725,000	500,250
Freescale Semiconductor, Inc., PIK
9.125% due 12/15/2014	225,000	141,750
Hewlett-Packard Company
5.25% due 03/01/2012	250,000	253,084
International Business Machines Corp
4.75% due 11/29/2012	50,000	50,053
National Semiconductor Corp.
6.15% due 06/15/2012	675,000	659,314
Oracle Corp.
5.00% due 01/15/2011	780,000	798,540

The accompanying notes are an integral part of the financial statements.
351

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Technology (continued)
Seagate Technology HDD Holdings
6.375% due 10/01/2011	$250,000	$245,625
Serena Software, Inc.
10.375% due 03/15/2016	100,000	88,000
Spansion LLC
11.25% due 01/15/2016 (g)	200,000	115,000
SS&C Technologies, Inc.
11.75% due 12/01/2013	75,000	78,000
STATS ChipPAC, Ltd.
6.75% due 11/15/2011	75,000	76,125
7.50% due 07/19/2010	475,000	489,844
Sungard Data Systems, Inc.
9.125% due 08/15/2013	977,000	879,300
10.625% due 02/28/2014 (g)	325,000	306,313
Unisys Corp.
12.50% due 01/15/2016	275,000	261,250
Xerox Corp.
5.50% due 05/15/2012	35,000	33,370
5.65% due 05/15/2013	405,000	393,368
6.35% due 05/15/2018	485,000	443,339

		7,357,169

Utilities - 2.14%
AES Corp.
7.75% due 03/01/2014	50,000	46,500
8.875% due 02/15/2011	300,000	295,500
9.375% due 09/15/2010	100,000	100,000
Alabama Power Company
3.0006% due 08/25/2009 (b)	110,000	109,676
Alabama Power Company, Series 07-D
4.85% due 12/15/2012	300,000	298,002
Appalachian Power Company
6.375% due 04/01/2036	160,000	138,377
Appalachian Power Company, Series O
5.65% due 08/15/2012	350,000	342,552
Atmos Energy Corp.
4.00% due 10/15/2009	190,000	187,762
5.95% due 10/15/2034	35,000	28,164
Baltimore Gas & Electric Company
5.90% due 10/01/2016	285,000	257,551
Black Hills Corp.
6.50% due 05/15/2013	225,000	217,338
CenterPoint Energy Transition Bond Company
LLC, Series A-2
4.97% due 08/01/2014	150,000	150,381
CenterPoint Energy, Inc., Series B
7.25% due 09/01/2010	175,000	177,359
CMS Energy Corp.
8.50% due 04/15/2011	25,000	25,580
Colorado Interstate Gas Company
5.95% due 03/15/2015	125,000	113,887
Consolidated Edison Company of New York, Inc.
6.75% due 04/01/2038	185,000	174,916
Consumers Energy Company
5.80% due 09/15/2035	100,000	81,444
Consumers Energy Company, Series F
4.00% due 05/15/2010	250,000	245,075
Consumers Energy Company, Series J
6.00% due 02/15/2014	165,000	160,390

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Utilities (continued)
E.ON International Finance BV, EMTN
5.125% due 10/02/2012	EUR	55,000	$77,360
5.50% due 10/02/2017		70,000	97,120
Edison SpA, EMTN
5.125% due 12/10/2010		45,000	63,436
El Paso Electric Company
6.00% due 05/15/2035		$245,000	200,527
Elia System Operator SA
4.75% due 05/13/2014	EUR	61,000	83,115
Energy Future Holdings Corp.
10.875% due 11/01/2017 (g)		$1,375,000	1,240,938
11.25% due 11/01/2017 (g)		2,425,000	2,049,125
Entergy Louisiana LLC
5.83% due 11/01/2010		30,000	29,523
Florida Power Corp.
6.35% due 09/15/2037		230,000	216,193
GIE Suez Alliance, EMTN
5.125% due 06/24/2015	EUR	75,000	103,844
Hydro One, Inc.
7.15% due 06/03/2010	CAD	74,000	72,913
Illinois Power Company
6.125% due 11/15/2017		$120,000	110,159
Jersey Central Power & Light Company
5.65% due 06/01/2017		410,000	371,364
Mirant Americas Generation LLC
8.30% due 05/01/2011		450,000	433,125
Mirant North America LLC
7.375% due 12/31/2013		800,000	752,000
Monongahela Power Company
5.70% due 03/15/2017 (g)		265,000	243,687
National Grid PLC, EMTN
5.00% due 07/02/2018	EUR	12,000	15,707
National Power Corp.
6.875% due 11/02/2016		$100,000	95,783
7.0606% due 08/23/2011 (b)(g)		150,000	153,495
Nevada Power Company
5.875% due 01/15/2015		40,000	37,787
Nevada Power Company, Series R
6.75% due 07/01/2037		245,000	219,520
Niagara Mohawk Power Corp., Series G
7.75% due 10/01/2008		40,000	40,000
Nisource Finance Corp.
3.3806% due 11/23/2009 (b)		120,000	116,936
6.15% due 03/01/2013		225,000	217,783
Northeast Utilities
5.65% due 06/01/2013		625,000	610,569
Northern States Power
5.25% due 03/01/2018		130,000	121,066
NRG Energy, Inc.
7.25% due 02/01/2014		375,000	347,813
7.375% due 02/01/2016		2,255,000	2,029,500
Ohio Power Company
5.75% due 09/01/2013		195,000	191,416
Orion Power Holdings, Inc.
12.00% due 05/01/2010		550,000	533,500
Pacific Gas & Electric Company
3.60% due 03/01/2009		380,000	376,941
4.80% due 03/01/2014		225,000	211,925
6.35% due 02/15/2038		115,000	104,432

The accompanying notes are an integral part of the financial statements.
352

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Utilities (continued)
Piedmont Natural Gas Company
6.00% due 12/19/2033		$10,000	$8,685
PNM Resources, Inc.
9.25% due 05/15/2015		550,000	541,750
PPL Capital Funding, Inc.
4.33% due 03/01/2009		75,000	74,731
Progress Energy, Inc.
5.625% due 01/15/2016		380,000	359,750
Public Service Electric & Gas Company
5.70% due 12/01/2036		350,000	305,970
Reliant Energy, Inc.
6.75% due 12/15/2014		700,000	598,500
7.625% due 06/15/2014		575,000	431,250
7.875% due 12/31/2017		225,000	166,500
RWE Finance BV, EMTN
6.375% due 06/03/2013	GBP	160,000	289,895
Scottish Power UK PLC
8.375% due 02/20/2017		38,000	77,787
Sempra Energy
7.95% due 03/01/2010		$100,000	103,092
Sierra Pacific Resources
7.803% due 06/15/2012		125,000	126,228
8.625% due 03/15/2014		350,000	358,462
Southern California Edison Company
4.65% due 04/01/2015		345,000	326,909
Southern California Edison Company, Series 08-A
5.95% due 02/01/2038		70,000	63,722
Southern California Gas Company
5.75% due 11/15/2035		305,000	270,075
Southern Company, Series A
5.30% due 01/15/2012		95,000	95,344
Tampa Electric Company
6.15% due 05/15/2037		235,000	194,319
Taqa Abu Dhabi National Energy Company
5.62% due 10/25/2012 (g)		855,000	829,187
6.60% due 08/01/2013 (g)		120,000	119,128
Texas Competitive Electric Holdings Company
LLC, PIK
10.50% due 11/01/2016 (g)		300,000	254,250
Union Electric Company
5.40% due 02/01/2016		285,000	258,035
Vattenfall Treasury AB, EMTN
6.00% due 04/03/2009	EUR	30,000	42,363
Veolia Environnement
5.25% due 06/03/2013		$540,000	530,982
6.00% due 06/01/2018		455,000	436,300
Veolia Environnement, EMTN
4.875% due 05/28/2013	EUR	40,000	54,547
4.875% due 05/28/2013		45,000	61,365
5.875% due 02/01/2012		29,000	41,385
Virginia Electric and Power Company
4.50% due 12/15/2010		$230,000	228,399
5.10% due 11/30/2012		220,000	215,347
Virginia Electric and Power Company, Series A
6.00% due 05/15/2037		305,000	264,201
West Penn Power Company
5.95% due 12/15/2017 (g)		225,000	208,784
Westar Energy, Inc.
5.10% due 07/15/2020		155,000	133,010

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Utilities (continued)
Xcel Energy, Inc.
7.00% due 12/01/2010	$25,000	$25,786

		22,815,094

TOTAL CORPORATE BONDS (Cost $324,802,973)		$292,077,461

CONVERTIBLE BONDS - 0.14%

Communications - 0.07%
American Tower Corp.
3.00% due 08/15/2012	175,000	310,558
Sinclair Broadcast Group, Inc.
3.00% due 05/15/2027	525,000	444,000

		754,558

Consumer, Cyclical - 0.05%
Airtran Holdings, Inc.
7.00% due 07/01/2023	343,000	247,528
AMR Corp.
4.50% due 02/15/2024	212,000	198,367
Ford Motor Company
4.25% due 12/15/2036	191,000	112,805

		558,700

Energy - 0.02%
Peabody Energy Corp.
4.75% due 12/15/2041	200,000	182,825

TOTAL CONVERTIBLE BONDS (Cost $1,577,245)		$1,496,083

MUNICIPAL BONDS - 0.48%

Arizona - 0.03%
Salt River Project Agricultural Improvement &
Power District
5.00% due 01/01/2038	390,000	366,070

California - 0.01%
State of California
5.25% due 04/01/2034	90,000	98,363

District of Columbia - 0.00%
District of Columbia
4.75% due 06/01/2031	35,000	30,755

Florida - 0.03%
Orange County Florida Tourist Development
5.00% due 10/01/2018	355,000	359,494

Georgia - 0.08%
Atlanta Water & Wastewater Revenue
5.50% due 11/01/2017	230,000	243,853
De Kalb County GA Water and Sewer Revenue
5.00% due 10/01/2035	345,000	325,507
State of Georgia
5.00% due 07/01/2019	265,000	274,869

		844,229
Illinois - 0.03%
Chicago Illinois Transit Authority, Series A
6.899% due 12/01/2040	260,000	274,066

Kansas - 0.01%
Kansas Development Finance Authority
5.501% due 05/01/2034	110,000	108,613

The accompanying notes are an integral part of the financial statements.
353

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)

Maryland - 0.05%
County of Baltimore MD
5.00% due 02/01/2038	$210,000	$202,171
State of Maryland
5.00% due 08/01/2019	350,000	363,062
		565,233

New York - 0.06%
New York City Housing Development Corp.
6.42% due 11/01/2027	135,000	141,116
New York State Urban Development Corp.
5.50% due 03/15/2018	175,000	187,770
Triborough Bridge & Tunnel Authority New York
5.00% due 11/15/2038	385,000	354,681
		683,567

North Carolina - 0.04%
Charlotte N C Water and Sewer Systems
4.75% due 07/01/2033	430,000	389,546

Oregon - 0.01%
State of Oregon
5.892% due 06/01/2027	60,000	61,463

Pennsylvania - 0.03%
Commonwealth of Pennsylvania
5.00% due 01/01/2018	260,000	276,541

Texas - 0.03%
Austin Texas Independent School District
5.00% due 08/01/2033	385,000	359,066

Utah - 0.04%
Utah Transit Authority Sales Tax Revenue
4.75% due 06/15/2032	210,000	189,517
5.25% due 06/15/2038	290,000	280,659
		470,176

West Virginia - 0.03%
Tobacco Settlement Finance Authority of West
Virginia, Tobacco Settlement Funded
7.467% due 06/01/2047	330,000	290,773

TOTAL MUNICIPAL BONDS (Cost $5,431,453)		$5,177,955

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.20%
American Tower Trust, Series 2007-1A, Class D
5.9568% due 04/15/2037 (g)	350,000	313,441
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A1
3.878% due 09/11/2036	255,292	247,049
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648% due 09/11/2036	680,000	633,668
Banc of America Commercial Mortgage, Inc.,
Series 2005-3, Class A2
4.501% due 07/10/2043	650,000	633,012
Banc of America Mortgage Securities,
Series 2004-A, Class 2A2
4.1024% due 02/25/2034 (b)	167,623	154,071
Banc of America Mortgage Securities,
Series 2004-D, Class 2A2
4.1939% due 05/25/2034 (b)	81,458	74,507

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Banc of America Mortgage Securities,
Series 2004-H, Class 2A2
4.7501% due 09/25/2034 (b)	$174,099	$156,565
Banc of America Mortgage Securities,
Series 2004-I, Class 3A2
4.8518% due 10/25/2034 (b)	86,749	79,925
Banc of America Mortgage Securities,
Series 2005-J, Class 2A1
5.0918% due 11/25/2035 (b)	343,877	302,348
Banc of America Mortgage Securities,
Series 2005-J, Class 3A1
5.2354% due 11/25/2035 (b)	219,685	193,977
Bear Stearns Commercial Mortgage Securities,
Series 1998-C1, Class A2
6.44% due 06/16/2030	4,375	4,364
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP8, Class A2
4.83% due 08/15/2038	272,000	255,814
Bear Stearns Commercial Mortgage Securities,
Series 2005-PW10, Class A1
5.085% due 12/11/2040	581,836	574,589
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR8, Class A4
4.674% due 06/11/2041	492,000	437,500
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A1
4.498% due 09/11/2042	64,724	63,666
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class AAB
4.804% due 09/11/2042	395,000	367,317
Bear Stearns Commercial Mortgage Securities,
Series 2005-T18, Class A1
4.274% due 02/13/2042 (b)	164,632	162,149
Bear Stearns Commercial Mortgage Securities,
Series 2005-T20, Class A1
4.94% due 10/12/2042	16,338	16,141
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A4
5.902% due 09/11/2038 (b)	385,000	349,633
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW13, Class AAB
5.53% due 09/11/2041	50,000	45,928
Bear Stearns Commercial Mortgage Securities,
Series 2006-PWR12, Class A1
5.546% due 09/11/2038 (b)	148,511	146,120
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW15, Class AAB
5.315% due 02/11/2044	600,000	524,823
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW17, Class A1
5.282% due 06/11/2050	586,949	554,989
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW17, Class A4
5.694% due 06/11/2050 (b)	45,000	38,332
Citigroup Commercial Mortgage Trust, Series
2008-C7, Class A1
5.271% due 12/12/2049	315,363	303,463
Citigroup Mortgage Loan Trust, Inc., Series
2004-UST1, Class A5
4.6879% due 08/25/2034 (b)	651,802	588,000

The accompanying notes are an integral part of the financial statements.
354

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2006-CD3, Class AAB
5.608% due 10/15/2048	$310,000	$286,059
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A1
5.0468% due 07/15/2044	201,972	199,825
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.3995% due 09/15/2020 (b)	225,000	206,416
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4, Class ASB
5.278% due 12/11/2049	50,000	43,895
Commercial Mortgage Loan Trust, Series
2008-LS1, Class A1
5.935% due 05/10/2012	373,713	363,115
Commercial Mortgage Loan Trust, Series
2008-LS1, Class A3
6.2205% due 03/10/2017 (b)	1,850,000	1,648,668
Credit Suisse Mortgage Capital Certificates, Series
2007-C4, Class A1
5.54% due 09/15/2039	132,611	128,211
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A1
4.771% due 09/15/2039	237,627	231,078
Credit Suisse Mortgage Capital Certificates,
Series 2007-C1, Class A1
5.227% due 02/15/2040	251,823	244,112
CS First Boston Mortgage Securities Corp.,
Series 2004-C2, Class A1
3.819% due 05/15/2036	114,030	108,334
CS First Boston Mortgage Securities Corp.,
Series 2005-C2, Class A4
4.832% due 04/15/2037	575,000	515,072
DLJ Commercial Mortgage Corp.,
Series 1999-CG2,Class A1B
7.30% due 06/10/2032	441,505	442,895
Federal Home Loan Mortgage Corp., Series
2003-2586, Class NJ
4.50% due 08/15/2016	345,171	347,827
Federal Home Loan Mortgage Corp., Series
2003-2614, Class IH
4.50% IO due 05/15/2016	149,148	10,064
Federal Home Loan Mortgage Corp., Series
2003-2627, Class IE
4.50% IO due 04/15/2018	44,932	3,351
Federal Home Loan Mortgage Corp., Series
2003-2631, Class KI
4.50% IO due 01/15/2015	70,810	1,585
Federal Home Loan Mortgage Corp., Series
2003-2681, Class PC
5.00% due 01/15/2019	207,644	210,753
Federal Home Loan Mortgage Corp., Series
2003-2686, Class JG
5.50% due 04/15/2028	721,000	736,014
Federal Home Loan Mortgage Corp., Series
2003-41, Class YV
5.50% due 04/25/2014	196,279	202,146
Federal Home Loan Mortgage Corp., Series
2004-2809, Class EG
5.00% due 08/15/2021	166,286	169,166

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Series
2004-2844, Class PQ
5.00% due 05/15/2023	$56,357	$56,791
Federal Home Loan Mortgage Corp., Series
2004-2872, Class YB
5.00% due 06/15/2023	123,023	123,849
Federal Home Loan Mortgage Corp., Series
2004-2882, Class YB
5.00% due 10/15/2027	600,000	612,819
Federal Home Loan Mortgage Corp., Series
2005-2934, Class NB
5.00% due 01/15/2028	91,000	92,958
Federal Home Loan Mortgage Corp., Series
2005-R003, Class VA
5.50% due 08/15/2016	431,361	440,213
Federal Home Loan Mortgage Corp., Series
2006-3123, Class VB
6.00% due 09/15/2013	199,300	205,160
Federal Home Loan Mortgage Corp., Series
2006-3152, Class DA
6.00% due 09/15/2025	134,909	137,601
Federal Home Loan Mortgage Corp., Series
2006-3177, Class PA
6.00% due 12/15/2026	260,144	265,543
Federal Home Loan Mortgage Corp., Series
2006-3195, Class PN
6.50% due 08/15/2030	874,512	898,466
Federal Home Loan Mortgage Corp., Series
2006-R007, Class VA
6.00% due 09/15/2016	164,620	169,747
Federal Home Loan Mortgage Corp., Series 2568,
Class KA
4.25% due 12/15/2021	281,679	279,778
Federal Home Loan Mortgage Corp., Series 2688,
Class DE
4.50% due 02/15/2020	328,273	330,946
Federal Home Loan Mortgage Corp., Series 3354,
Class PA
5.50% due 07/15/2028	689,352	705,890
Federal Home Loan Mortgage Corp., Series R005,
Class AB
5.50% due 12/15/2018	492,580	490,811
Federal Home Loan Mortgage Corp., Series R006,
Class AK
5.75% due 12/15/2018	475,141	474,361
Federal Home Loan Mortgage Corp., Series R013,
Class AB
6.00% due 12/15/2021	235,166	235,027
Federal Home Loan Mortgage Corp., Stated Final,
Series SF4, Class C
3.32% due 12/15/2011	33,565	33,455
Federal Home Loan Mortgage Corp., Strips, Series
1998-199, Class PO
zero coupon PO due 08/01/2028	7,427	6,080
Federal National Mortgage Association, Series
2002-74, Class PJ
5.00% due 03/25/2015	66,930	66,809
Federal National Mortgage Association, Series
2002-84, Class VA
5.50% due 11/25/2013	158,203	162,303

The accompanying notes are an integral part of the financial statements.
355

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association, Series
2003-32, ClassPG
5.00% due 10/25/2027	$350,000	$354,196
Federal National Mortgage Association, Series
2003-40, Class NI
5.50% IO due 11/25/2028	24,227	1,389
Federal National Mortgage Association, Series
2003-88, Class TE
4.50% due 11/25/2014	400,000	403,155
Federal National Mortgage Association, Series
2003-92, Class NM
3.50% due 04/25/2013	19,941	19,871
Federal National Mortgage Association, Series
2004-21, Class AC
4.00% due 05/25/2016	45,221	45,303
Federal National Mortgage Association, Series
2006-3136, Class PB
6.00% due 01/15/2030	375,000	385,746
Federal National Mortgage Association, Series
2006-B2, Class AB
5.50% due 05/25/2014	293,271	293,698
Federal National Mortgage Association, Strip,
Series 319, Class 2
6.50% IO due 02/01/2032	27,495	6,360
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531% due 05/15/2033	400,000	401,612
GE Capital Commercial Mortgage Corp.,
Series 2005-C4, Class A1
5.082% due 11/10/2045	311,724	307,526
GMAC Commercial Mortgage Securities, Inc.,
Series 2001-C2, Class A2
6.70% due 04/15/2034	60,000	60,557
Government National Mortgage Association, Series
1997-16, Class PL
6.50% due 10/20/2027	429,000	440,087
Government National Mortgage Association, Series
1998-12, Class Z
6.50% due 05/20/2028	35,866	36,674
Government National Mortgage Association, Series
1998-6, Class EA
zero coupon PO due 03/16/2028	33,990	28,497
Government National Mortgage Association, Series
2001-48, Class PC
6.50% due 10/20/2031	234,832	239,694
Government National Mortgage Association, Series
2001-56, Class PH
6.50% due 11/20/2031	308,852	314,142
Government National Mortgage Association, Series
2003-3, Class LM
5.50% due 02/20/2032	431,427	440,113
Government National Mortgage Association, Series
2003-49, Class C
4.485% due 10/16/2033 (b)	59,000	54,593
Government National Mortgage Association, Series
2004-1, Class 1
zero coupon PO due 07/20/2034	225,905	175,993
Government National Mortgage Association, Series
2004-108, Class A
3.999% due 05/16/2027	239,022	238,382

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Government National Mortgage Association, Series
2004-43, Class A
2.822% due 12/16/2019	$787,699	$773,781
Government National Mortgage Association, Series
2004-43, Class D
4.994% due 03/16/2030 (b)	49,000	48,303
Government National Mortgage Association, Series
2004-44, Class PC
5.50% due 05/20/2031	927,000	947,327
Government National Mortgage Association, Series
2005-94, Class PB
5.50% due 12/20/2035	135,000	131,077
Government National Mortgage Association, Series
2007-77, Class B
4.314% due 10/16/2029 (b)	400,000	393,867
Government National Mortgage Association, Series
2008-8, Class A
3.612% due 11/16/2027	1,105,971	1,093,040
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1, Class A3
4.344% due 06/10/2036	126,192	125,251
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A2
4.305% due 08/10/2042	785,000	769,402
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A3
4.569% due 08/10/2042 (b)	600,000	566,975
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class AAB
4.619% due 08/10/2042 (b)	124,000	116,318
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A1
5.233% due 03/10/2039	278,009	267,845
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4
5.444% due 03/10/2039	50,000	42,256
GS Mortgage Securities Corp. II, Series 2006-GG6,
Class A4
5.553% due 04/10/2038 (b)	500,000	451,165
JP Morgan Mortgage Trust, Series 2005-A7, Class
3A1
5.3499% due 10/25/2035 (b)	1,028,223	891,919
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIB2, Class A2
6.244% due 04/15/2035	673,790	673,339
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIBC, Class A3
6.26% due 03/15/2033	225,143	225,054
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2003-LN1, Class A1
4.134% due 10/15/2037	487,835	460,820
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Class ASB
4.824% due 10/15/2042 (b)	533,000	496,364
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB14, Class A4
5.481% due 12/12/2044 (b)	60,000	53,051
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB17, Class A1
5.279% due 12/12/2043	186,123	180,394

The accompanying notes are an integral part of the financial statements.
356

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A1
5.17% due 05/15/2047	$225,887	$219,623
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2007-LD11, Class A4
6.0071% due 06/15/2049 (b)	440,000	376,482
LB-UBS Commercial Mortgage Trust,
Series 2003-C7, Class A3
4.559% due 09/15/2027 (b)	525,000	506,942
LB-UBS Commercial Mortgage Trust,
Series 2004-C2, Class A2
3.246% due 03/15/2029	1,375,000	1,359,780
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class A4
4.742% due 02/15/2030	688,000	617,880
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class A1
5.018% due 02/15/2031	326,250	320,769
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.156% due 02/15/2031	1,267,500	1,110,732
LB-UBS Commercial Mortgage Trust,
Series 2007-C2, Class A3
5.43% due 02/15/2040	50,000	41,939
Morgan Stanley Capital I, Series 2006-T23, Class A4
5.984% due 08/12/2041	460,000	416,423
Morgan Stanley Capital I, Series 2007-HQ11,
Class A4
5.447% due 02/12/2044 (b)	1,200,000	1,005,372
Morgan Stanley Capital I, Series 2007-IQ14, Class
A4
5.692% due 04/15/2049 (b)	50,000	42,472
Morgan Stanley Capital I, Series 2007-IQ15, Class
A4
6.0768% due 06/11/2049 (b)	1,075,000	930,403
Morgan Stanley Capital I, Series 2007-T27, Class A1
5.606% due 06/11/2042	633,608	606,057
Morgan Stanley Capital I, Series 2007-T27, Class A2
5.803% due 06/13/2042 (b)	400,000	375,677
Morgan Stanley Capital I, Series 2007-T27, Class A4
5.6504% due 06/13/2042 (b)	625,000	541,872
Morgan Stanley Capital I, Series 2008-T29, Class A4
6.4579% due 01/11/2043 (b)	50,000	44,257
Morgan Stanley Dean Witter
Capital I, Series 2002-TOP7, Class A1
5.38% due 01/15/2039	21,619	21,447
Morgan Stanley Dean Witter
Capital I, Series 2002-TOP7, Class A2
5.98% due 01/15/2039	312,000	306,456
Morgan Stanley Capital I, Series 2006-T23, Class A1
5.682% due 08/12/2041	160,741	157,769
PNC Mortgage Acceptance Corp., Series
1999-CM1, Class A1B
7.33% due 12/10/2032 (b)	831,062	838,529
Vendee Mortgage Trust, Series 1996-3, Class 4
9.596% due 03/15/2025 (b)	14,954	16,268
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-O, Class 5A1
4.814% due 01/25/2034 (b)	509,112	475,943

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR2, Class 2A2
4.5485% due 03/25/2035 (b)	$367,716	$317,967
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR2, Class 3A1
4.9313% due 03/25/2035 (b)	224,084	202,528
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR12, Class 1A1
6.2079% due 09/25/2036 (b)	1,241,589	1,014,968
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR16, Class A1
5.6651% due 10/25/2036 (b)	1,011,456	854,097

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $46,755,730)		$44,786,372

ASSET BACKED SECURITIES - 2.15%
AmeriCredit Automobile Receivables Trust,
Series 2006-RM, Class A3
5.53% due 01/06/2014	1,975,000	1,704,097
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.64% due 12/25/2028	44,394	36,990
Bay View Auto Trust, Series 2005-3, Class A4
5.01% due 06/25/2014	342,000	341,331
Cabela's Master Credit Card Trust, Series 2005-1A,
Class A1
4.97% due 10/15/2013 (g)	135,000	129,623
Capital Auto Receivables Asset Trust,
Series 2006-SN1A, Class B
5.50% due 04/20/2010 (g)	275,000	267,548
Capital Auto Receivables Asset Trust,
Series 2006-SN1A, Class A4A
5.32% due 03/20/2010 (g)	1,550,000	1,552,257
Capital Auto Receivables Asset Trust,
Series 2006-SN1A, Class A4B
3.2975% due 03/20/2010 (b)(g)	300,000	298,677
Capital One Multi-Asset Execution Trust, Series
2003-C3, Class C3
4.7375% due 07/15/2016 (b)	40,000	32,727
Capital One Multi-Asset Execution Trust, Series
2003-C4, Class C4
6.00% due 08/15/2013	335,000	311,325
Capital One Multi-Asset Execution Trust, Series
2007-C3, Class C3
2.7775% due 04/15/2013	130,000	115,821
Capital One Multi-Asset Execution Trust, Series
2008-A1, Class A
3.2375% due 11/15/2012 (b)	1,125,000	1,115,224
Capital One Prime Auto Receivables Trust, Series
2006-1, Class A4
5.01% due 11/15/2011	540,000	534,595
Capital One Prime Auto Receivables Trust, Series
2006-2, Class A4
4.94% due 07/15/2012	450,000	443,078
Chase Funding Mortgage Loan Asset-Backed
Certificates, Series 2002-2, Class 1M1
5.599% due 09/25/2031	17,845	13,629
Chase Funding Mortgage Loan Asset-Backed
Certificates, Series 2002-4, Class 2A1
3.9469% due 10/25/2032 (b)	9,589	8,738

The accompanying notes are an integral part of the financial statements.
357

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Chase Funding Mortgage Loan Asset-Backed
Certificates, Series 2003-3, Class 1A6
3.717% due 10/25/2014	$120,665	$111,541
Citibank Credit Card Issuance Trust, Series
2006-A2, Class A2
4.85% due 02/10/2011	1,075,000	1,076,061
Citibank Credit Card Issuance Trust, Series
2007-A5, Class A5
5.50% due 06/22/2012	1,100,000	1,109,874
CNH Equipment Trust, Series 2007-A, Class A3
4.99% due 10/15/2010	285,120	285,620
CNH Equipment Trust, Series 2007-A, Class B
5.09% due 06/16/2014	295,000	270,755
Daimler Chrysler Auto Trust, Series 2008-A, Class
A3A
3.70% due 06/08/2012	475,000	461,463
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A5
6.42% due 03/01/2015	425,000	435,330
Florida Power & Light Recovery Funding LLC,
Series 2007-A, Class A2
5.044% due 08/01/2015	700,000	707,571
GE Capital Credit Card Master Note Trust,
Series 2006-1, Class A
5.08% due 09/15/2012	345,000	339,788
GE Equipment Small Ticket LLC,
Series 2005-1A, Class A4
4.51% due 12/22/2014 (g)	279,382	277,595
Honda Auto Receivables Owner Trust,
Series 2007-1, Class A3
5.10% due 03/18/2011	436,694	436,775
Household Automotive Trust,
Series 2006-2, Class A4
5.67% due 06/17/2013	220,000	209,004
Hyundai Auto Receivables Trust,
Series 2006-A, Class A4
5.26% due 11/15/2012	160,000	159,476
John Deere Owner Trust, Series 2005-A, Class A4
4.16% due 05/15/2012	29,212	29,078
John Deere Owner Trust, Series 2006-A, Class A4
5.39% due 06/17/2013	225,000	223,860
John Deere Owner Trust, Series 2008-A, Class A2
3.63% due 03/15/2011	500,000	496,004
John Deere Owner Trust, Series 2008-A, Class A3
4.18% due 06/15/2012	300,000	293,744
JP Morgan Auto Receivables Trust,
Series 2007-A, Class A4
5.19% due 02/15/2014 (g)	240,000	236,820
M&I Auto Loan Trust, Series 2005-1, Class A4
4.86% due 03/21/2011	98,310	98,434
Marriott Vacation Club Owner Trust,
Series 2006-1A, Class A
5.737% due 04/20/2028 (g)	548,207	530,742
Marriott Vacation Club Owner Trust,
Series 2006-1A, Class B
5.827% due 04/20/2028 (g)	18,505	16,660
Marriott Vacation Club Owner Trust,
Series 2006-2A, Class A
5.362% due 10/20/2028 (g)	196,588	181,836

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
MBNA Credit Card Master Note Trust, Series
2006-C3, Class C3
2.7568% due 10/15/2013 (b)	$425,000	$362,224
MBNA Credit Card Master Note Trust,
Series 2005-A3, Class A3
4.10% due 10/15/2012	250,000	246,974
Nissan Auto Receivables Owner Trust, Series
2008-A, Class A3
3.89% due 08/15/2011	275,000	267,012
Nordstrom Private Label
Credit Card Master Note Trust,
Series 2007-1A, Class A
4.92% due 05/15/2013 (g)	350,000	345,145
Onyx Acceptance Owner
Trust, Series 2005-A, ClassA4
3.91% due 09/15/2011	71,379	68,616
Peco Energy Transition Trust,
Series 2000-A, Class A4
7.65% due 03/01/2010	500,000	512,599
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52% due 12/31/2010	381,000	391,012
PP&L Transition Bond Company LLC,
Series 1999-1, Class A8
7.15% due 06/25/2009	15,384	15,477
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.61% due 06/15/2015	412,000	427,169
Reliant Energy Transport Bond Company,
Series 2001-1, Class A4
5.63% due 09/15/2015	284,000	286,087
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2, Class A1
3.60% due 04/25/2033	20,172	17,940
SLM Student Loan Trust, Series 2008-4, Class A2
3.85% due 07/25/2016 (b)	725,000	724,306
Sovereign Bank Home Equity Loan Trust,
Series 2000-1, Class A6
7.25% due 02/25/2015	4,347	3,190
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A3
5.41% due 08/12/2011	215,315	212,964
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52% due 11/12/2012	525,000	500,651
USAA Auto Owner Trust, Series 2005-2, Class A4
4.17% due 02/15/2011	122,873	122,746
USAA Auto Owner Trust, Series 2007-1, Class A4
5.55% due 02/15/2013	780,000	777,227
USAA Auto Owner Trust, Series 2007-2, Class A3
4.90% due 02/15/2012	1,200,000	1,191,341
USAA Auto Owner Trust, Series 2008-1, Class A3
4.16% due 04/16/2012	425,000	419,100
Volkswagen Auto Loan Enhanced Trust, Series
2007-1, Class A3
5.20% due 01/20/2010	168,078	168,528
Volkswagen Auto Lease Trust,
Series 2006-A, Class A4
5.54% due 04/20/2011	385,000	386,594

The accompanying notes are an integral part of the financial statements.
358

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES
(continued)
Wachovia Auto Loan Owner Trust, Series 2007-1,
Class A3A
5.29% due 04/20/2012		$350,000	$344,524
Wachovia Auto Owner Trust,
Series 2006-A, Class A4
5.38% due 03/20/2013		225,000	213,661

TOTAL ASSET BACKED SECURITIES
(Cost $23,552,008)			$22,898,778

SUPRANATIONAL OBLIGATIONS - 0.36%

Government - 0.36%
European Investment Bank
8.75% due 08/25/2017	GBP	350,000	790,013
European Investment Bank, EMTN
4.75% due 10/15/2017	EUR	990,000	1,416,858
Inter-American Development Bank
4.40% due 01/26/2026	CAD	745,000	639,079
International Finance Corp., MTN
7.50% due 02/28/2013	AUD	680,000	564,636
Queensland Treasury Corp., Series 17
6.00% due 09/14/2017		445,000	351,166
Santa Fe de Bogota DC
0.0045% due 07/26/2028	COP	240,000,000	92,489

			3,854,241

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $4,025,193)			$3,854,241

SHORT TERM INVESTMENTS - 2.64%
Bank of New York
5.41% due 05/15/2009		$300,000	$303,111
Egypt Treasury Bills, Series 364
zero coupon due 11/04/2008	EGP	1,025,000	185,467
John Hancock Cash
Investment Trust, 2.6453% (c)(f)		$2,450,268	2,450,268
T. Rowe Price Reserve Investment Fund,
2.7528%		25,261,686	25,261,686

TOTAL SHORT TERM INVESTMENTS
(Cost $28,201,086)			$28,200,532

REPURCHASE AGREEMENTS - 0.12%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$1,291,045 on 10/01/2008,
collateralized by $1,250,000
Federal Home Loan Mortgage
Corp., 5.75% due 06/27/2016
(valued at $1,321,875, including
interest)		$1,291,000	$1,291,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,291,000)			$1,291,000

Total Investments (Spectrum Income Trust)
(Cost $1,162,121,308) - 102.28%			$1,091,304,496
Liabilities in Excess of Other Assets - (2.28)%			(24,371,542)

TOTAL NET ASSETS - 100.00%			$1,066,932,954

Schedule of Securities Sold Short
	Shares or
	Principal
	Amount	Value

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 100.00%
Government National Mortgage Association
5.50%, TBA **	$5,447,000	$5,430,829
6.00%, TBA **	8,384,000	$8,490,110

TOTAL GOVERNMENT NATIONAL
MORTGAGE
ASSOCIATION (Proceeds $14,015,043)		$13,920,939

Total Securities Sold Short (Spectrum Income Trust)
(Proceeds $14,015,043)		$13,920,939

Strategic Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 1.96%

Treasury Inflation-Protected
Securities (d) - 1.78%
2.00% due 01/15/2016	$55,403	$54,732
2.375% due 01/15/2017 to 01/15/2025	11,220,333	10,899,902
2.625% due 07/15/2017	244,060	251,344

		11,205,978
U.S. Treasury Bonds - 0.03%
5.375% due 02/15/2031	150,000	170,449

U.S. Treasury Notes - 0.15%
2.625% due 05/31/2010	100,000	101,140
3.125% due 09/30/2013	850,000	855,844

		956,984

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $13,539,987)		$12,333,411

U.S. GOVERNMENT AGENCY OBLIGATIONS - 27.15%

Federal Home Loan Bank - 0.14%
3.625% due 05/29/2013	900,000	882,089

Federal Home Loan Mortgage Corp. - 4.29%
5.00% due 12/01/2034	135,442	132,114
5.45% due 07/09/2010	240,000	241,591
5.50% due 11/01/2035 to 12/01/2037	24,793,100	24,667,409
5.50% TBA **	2,000,000	1,987,344
8.00% due 05/01/2010	181	196

		27,028,654
Federal National Mortgage
Association - 16.37%
5.00% due 08/01/2034 to 11/01/2036	7,165,925	6,995,139
5.00% TBA **	59,800,000	58,202,216
5.038% due 11/01/2035	239,083	242,826
5.25% due 08/01/2012	290,000	290,638
5.50% due 04/01/2036 to 11/01/2036	8,946,083	8,844,177
5.50% TBA **	26,240,000	26,133,400
6.00% due 04/18/2036	970,000	997,267
6.00% TBA **	500,000	509,219
6.25% due 02/01/2011	360,000	377,817
7.50% due 07/01/2030 to 02/01/2031	13,569	14,525
8.00% due 07/01/2027 to 08/01/2027	62,992	67,243

The accompanying notes are an integral part of the financial statements.
359

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal National Mortgage
Association (continued)
8.80% due 01/25/2019		$48,224	$52,614
10.40% due 04/25/2019		12,885	14,051
5.00% due 10/15/2010		240,000	240,215

			102,981,347
Government National Mortgage
Association - 2.71%
5.00% due 04/15/2034 to 04/15/2035		4,406,469	4,328,255
6.00% TBA **		12,500,000	12,678,317
7.50% due 04/15/2022 to 10/15/2027		20,680	22,152

			17,028,724
Mortgage Securities - 3.64%
5.50% due 02/01/2035 to 05/01/2038		22,738,648	22,699,698
5.00% TBA **		200,000	196,125

			22,895,823

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $169,488,467)			$170,816,637

FOREIGN GOVERNMENT OBLIGATIONS - 4.18%

Brazil - 1.80%
Federative Republic of Brazil
6.00% due 05/15/2015	BRL	1,130,000	929,870
6.00% due 05/15/2017		1,231,000	986,591
10.00% due 07/01/2010		18,700,000	9,439,043
10.00% due 01/01/2010		1,000	513

			11,356,017
Indonesia - 0.32%
Republic of Indonesia
11.00% due 09/15/2025	IDR	22,533,000,000	1,998,713

Italy - 0.35%
Republic of Italy
5.804% due 10/25/2032		$1,948,000	2,183,922

Russia - 0.73%
Government of Russia
7.50% due 03/31/2030		4,467,960	4,574,074

Turkey - 0.98%
Republic of Turkey
6.875% due 03/17/2036		7,051,000	6,204,880

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $27,282,287)			$26,317,606

CORPORATE BONDS - 51.75%

Basic Materials - 3.98%
Abitibi-Consolidated Company of Canada
13.75% due 04/01/2011 (g)		980,000	975,100
Appleton Papers, Inc.
8.125% due 06/15/2011		50,000	43,875
Appleton Papers, Inc., Series B
9.75% due 06/15/2014		430,000	330,025
Arco Chemical Company
9.80% due 02/01/2020		100,000	60,000
Evraz Group SA
8.875% due 04/24/2013 (g)		1,460,000	1,109,600

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Basic Materials (continued)
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	$2,560,000	$2,521,600
Georgia Gulf Corp.
9.50% due 10/15/2014	40,000	24,600
10.75% due 10/15/2016	905,000	407,250
GTL Trade Finance, Inc.
7.25% due 10/20/2017 (g)	3,310,000	3,173,595
Huntsman International LLC
7.875% due 11/15/2014	140,000	120,400
Methanex Corp.
8.75% due 08/15/2012	205,000	211,150
Montell Finance Company BV
8.10% due 03/15/2027 (g)	270,000	121,500
NewPage Corp.
9.0506% due 05/01/2012 (b)	2,545,000	2,277,775
Noranda Aluminium Holding Corp.
8.5775% due 11/15/2014 (b)	240,000	158,400
Novelis, Inc.
7.25% due 02/15/2015	3,055,000	2,657,850
Ryerson, Inc.
12.00% due 11/01/2015 (g)	4,235,000	3,599,750
Smurfit Capital Funding PLC
7.50% due 11/20/2025	300,000	249,000
Steel Dynamics, Inc.
7.375% due 11/01/2012	150,000	137,250
Tube City IMS Corp.
9.75% due 02/01/2015	235,000	209,150
Vale Overseas, Ltd.
6.875% due 11/21/2036	4,625,000	4,116,745
8.25% due 01/17/2034	50,000	52,242
Vedanta Resources PLC
8.75% due 01/15/2014 (g)	820,000	731,276
Verso Paper Holdings LLC / Verson Paper Inc.,
Series B
11.375% due 08/01/2016	980,000	793,800
Weyerhaeuser Company
6.75% due 03/15/2012	990,000	978,454

		25,060,387

Communications - 5.20%
Affinion Group, Inc.
10.125% due 10/15/2013	670,000	629,800
11.50% due 10/15/2015	170,000	158,100
ALLTEL Communications, Inc., PIK
10.375% due 12/01/2017 (g)	190,000	216,600
AT&T Broadband Corp.
8.375% due 03/15/2013	1,580,000	1,657,088
Charter Communications Holdings I LLC/Charter
Communications Holdings I Capital Corp.
11.00% due 10/01/2015	3,554,000	2,345,640
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 10/01/2013	480,000	403,200
Charter Communications Holdings LLC
11.75 due 05/15/2011	2,980,000	1,728,400
12.125 due 01/15/2012	90,000	54,450
Charter Communications, Inc.
10.875% due 09/15/2014	550,000	533,500

The accompanying notes are an integral part of the financial statements.
360

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Communications (continued)
Cincinnati Bell Telephone Company
6.30% due 12/01/2028	$70,000	$49,700
Citizens Communications Company
7.875% due 01/15/2027	300,000	225,000
Comcast Corp.
6.50% due 01/15/2015	860,000	826,322
6.50% due 01/15/2017	450,000	422,934
CSC Holdings, Inc.
6.75% due 04/15/2012	400,000	366,500
CSC Holdings, Inc., Series B
8.125% due 08/15/2009	550,000	544,500
8.125% due 07/15/2009	75,000	74,250
Deutsche Telekom International Finance BV
5.75% due 03/23/2016	820,000	731,465
Dex Media West LLC
9.875% due 08/15/2013	145,000	89,900
Echostar DBS Corp.
7.75% due 05/31/2015	1,425,000	1,207,687
Expedia Inc.
8.50% due 07/01/2016 (g)	45,000	40,500
Hawaiian Telcom Communications, Inc., Series B
12.50% due 05/01/2015	165,000	23,100
Idearc, Inc.
8.00% due 11/15/2016	1,780,000	485,050
Intelsat Bermuda, Ltd.
11.25% due 06/15/2016	710,000	690,475
Level 3 Financing, Inc.
9.25% due 11/01/2014	670,000	505,850
News America, Inc.
5.30% due 12/15/2014	5,010,000	4,762,431
6.65% due 11/15/2037	70,000	58,711
Nextel Communications, Inc.
6.875% due 10/31/2013	250,000	170,000
Nordic Telephone Company Holdings
8.875% due 05/01/2016 (g)	715,000	650,650
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	555,000	480,075
Qwest Corp.
6.0687% due 06/15/2013 (b)	30,000	25,500
Rogers Wireless, Inc.
8.00% due 12/15/2012	140,000	139,650
Royal KPN NV
8.00% due 10/01/2010	1,090,000	1,142,189
Sprint Capital Corp.
8.375% due 03/15/2012	2,920,000	2,628,000
Telecom Italia Capital SA
5.25% due 10/01/2015	880,000	732,512
Time Warner Entertainment Company LP
8.375% due 07/15/2033	820,000	779,539
Time Warner, Inc.
7.625% due 04/15/2031	1,775,000	1,541,339
TL Acquisitions, Inc.
10.50% due 01/15/2015 (g)	2,580,000	2,038,200
True Move Company, Ltd.
10.75% due 12/16/2013 (g)	680,000	459,000
Verizon Florida LLC, Series F
6.125% due 01/15/2013	520,000	502,856
Vimpelcom
8.375% due 04/30/2013 (g)	1,220,000	969,983

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Communications (continued)
Virgin Media, Inc.
9.125% due 08/15/2016	$1,395,000	$1,168,313
Windstream Corp.
8.625% due 08/01/2016	470,000	433,575

		32,692,534

Consumer, Cyclical - 4.88%
Blockbuster, Inc.
9.00% due 09/01/2012	1,670,000	1,194,050
Boyd Gaming Corp.
6.75% due 04/15/2014	575,000	412,562
Buffets, Inc.
12.50% due 11/01/2014 ^	300,000	3,000
Choctaw Resort Development Enterprise
7.25% due 11/15/2019 (g)	399,000	299,250
Continental Airlines, Inc., Series C
7.339% due 04/19/2014	170,000	127,500
CVS Corp.
9.35% due 01/10/2023 (g)	3,000,000	2,790,000
CVS Pass-Through Trust
6.036% due 12/10/2028 (g)	815,887	732,299
DAE Aviation Holdings, Inc.
11.25% due 08/01/2015 (g)	3,550,000	3,301,500
Dollar General Corp., PIK
11.875% due 07/15/2017	510,000	471,750
El Pollo Loco, Inc.
11.75% due 11/15/2013	140,000	133,700
Ford Motor Company
6.625% due 10/01/2028	225,000	85,500
7.45% due 07/16/2031	8,155,000	3,506,650
8.875% due 01/15/2022	145,000	65,975
8.90% due 01/15/2032	150,000	67,500
General Motors Corp.
8.25% due 07/15/2023	870,000	341,475
8.375% due 07/15/2033	18,270,000	7,308,000
Inn of the Mountain Gods Resort & Casino
12.00% due 11/15/2010	345,000	234,600
Interface, Inc.
9.50% due 02/01/2014	150,000	151,500
10.375% due 02/01/2010	225,000	229,500
K Hovnanian Enterprises, Inc.
11.50% due 05/01/2013 (g)	1,125,000	1,102,500
Keystone Automotive Operations, Inc.
9.75% due 11/01/2013	300,000	159,000
MGM Mirage, Inc.
7.625% due 01/15/2017	450,000	324,000
8.375% due 02/01/2011	245,000	200,288
Michaels Stores, Inc.
10.00% due 11/01/2014	1,200,000	756,000
11.375% due 11/01/2016	130,000	61,425
Mohegan Tribal Gaming Authority
6.875% due 02/15/2015	250,000	172,500
7.125% due 08/15/2014	225,000	159,750
Neiman Marcus Group, Inc.
9.00% due 10/15/2015	2,715,000	2,273,813
Norcraft Companies LP
9.00% due 11/01/2011	720,000	691,200
Norcraft Holdings Capital
9.75 due 09/01/2012	285,000	256,500

The accompanying notes are an integral part of the financial statements.
361

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Cyclical (continued)
River Rock Entertainment Authority
9.75% due 11/01/2011	$40,000	$36,800
Sbarro, Inc.
10.375% due 02/01/2015	260,000	178,100
Station Casinos, Inc.
7.75% due 08/15/2016	420,000	227,850
Suburban Propane Partners LP
6.875% due 12/15/2013	560,000	495,600
Visteon Corp.
8.25% due 08/01/2010	814,000	675,620
12.25% due 12/31/2016 (g)	2,102,000	1,261,200
Wal-Mart Stores, Inc.
5.80% due 02/15/2018	210,000	205,151

		30,693,608

Consumer, Non-cyclical - 4.89%
Advanced Medical Optics, Inc.
7.50% due 05/01/2017	145,000	126,150
Alliance One International, Inc.
8.50% due 05/15/2012	60,000	55,500
11.00% due 05/15/2012	600,000	588,000
American Greetings Corp.
7.375% due 06/01/2016	30,000	27,300
Ashtead Capital, Inc.
9.00% due 08/15/2016 (g)	831,000	714,660
Biomet, Inc.
11.625% due 10/15/2017	1,800,000	1,809,000
Community Health Systems, Inc.
8.875% due 07/15/2015	540,000	513,000
Corrections Corp. of America
6.75% due 01/31/2014	350,000	329,000
DaVita, Inc.
7.25% due 03/15/2015	610,000	579,500
DI Finance/DynCorp International LLC, Series B
9.50% due 02/15/2013	500,000	490,000
Dole Food Company, Inc.
8.625% due 05/01/2009	1,300,000	1,241,500
8.875% due 03/15/2011	742,000	623,280
Education Management Corp.
10.25% due 06/01/2016	1,550,000	1,240,000
H&E Equipment Services, Inc.
8.375% due 07/15/2016	670,000	495,800
HCA, Inc.
6.375% due 01/15/2015	630,000	496,125
7.50% due 11/06/2033	50,000	35,500
9.125% due 11/15/2014	1,030,000	1,001,675
9.25% due 11/15/2016	1,820,000	1,769,950
9.625% due 11/15/2016	4,003,000	3,802,850
Hertz Corp.
8.875% due 01/01/2014	355,000	306,187
10.50% due 01/01/2016	2,080,000	1,736,800
Humana, Inc.
6.30% due 08/01/2018	1,980,000	1,749,920
Kroger Company
6.15% due 01/15/2020	80,000	73,344
6.40% due 08/15/2017	60,000	57,531
Leiner Health Products, Inc.
11.00% due 06/01/2012 ^	770,000	38,500

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Non-cyclical (continued)
Penhall International Corp.
12.00% due 08/01/2014 (g)	$2,875,000	$1,983,750
Rental Service Corp.
9.50% due 12/01/2014	3,565,000	2,700,487
Service Corp. International
7.50% due 04/01/2027	45,000	34,425
7.625% due 10/01/2018	105,000	93,975
Tenet Healthcare Corp.
6.875% due 11/15/2031	6,200,000	4,216,000
7.375% due 02/01/2013	9,000	8,190
U.S. Investigations Services, Inc.
10.50% due 11/01/2015 (g)	750,000	667,500
U.S. Oncology Holdings, Inc., PIK
8.3343% due 03/15/2012	337,632	258,289
Universal Hospital Services, Inc.
6.3025% due 06/01/2015 (b)	70,000	61,600
8.50% due 06/01/2015	60,000	55,950
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014	840,000	810,600

		30,791,838

Diversified - 0.23%
Leucadia National Corp.
7.125% due 03/15/2017	10,000	9,100
8.125% due 09/15/2015	1,450,000	1,410,125

		1,419,225

Energy - 7.07%
Anadarko Finance Company, Series B
7.50% due 05/01/2031	1,370,000	1,256,272
Anadarko Petroleum Corp.
3.1762% due 09/15/2009 (b)	1,340,000	1,324,221
5.95% due 09/15/2016	100,000	91,911
Belden & Blake Corp.
8.75% due 07/15/2012	1,070,000	973,700
Chesapeake Energy Corp.
6.25% due 01/15/2018	245,000	209,475
6.625% due 01/15/2016	105,000	94,237
6.875% due 01/15/2016	550,000	501,875
7.00% due 08/15/2014	300,000	280,500
7.25% due 12/15/2018	305,000	280,600
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	95,000	90,725
Complete Production Services, Inc.
8.00% due 12/15/2016	350,000	332,500
Conoco, Inc.
6.95% due 04/15/2029	2,200,000	2,211,902
Corral Finans AB, PIK
4.2906% due 04/15/2010 (b)(g)	209,103	170,419
Dynegy Holdings, Inc.
7.75% due 06/01/2019	510,000	408,000
El Paso Corp.
7.00% due 06/15/2017	2,020,000	1,804,593
7.375% due 12/15/2012	725,000	697,145
7.75% due 01/15/2032	10,155,000	8,499,258
7.80% due 08/01/2031	3,373,000	2,841,810
7.875% due 06/15/2012	600,000	590,486
El Paso Natural Gas Company
8.375% due 06/15/2032	880,000	842,998

The accompanying notes are an integral part of the financial statements.
362

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Energy (continued)
Enterprise Products Operating LP
8.375% due 08/01/2066 (b)	$300,000	$278,091
Exco Resources, Inc.
7.25% due 01/15/2011	515,000	486,675
Gaz Capital for Gazprom
6.212% due 11/22/2016 (g)	1,680,000	1,328,477
6.51% due 03/07/2022 (g)	930,000	669,600
8.625% due 04/28/2034	1,175,000	1,069,250
Hess Corp.
7.30% due 08/15/2031	1,220,000	1,116,584
7.875% due 10/01/2029	150,000	146,619
International Coal Group, Inc.
10.25% due 07/15/2014	325,000	290,063
KazMunaiGaz Finance Sub BV
8.375% due 07/02/2013 (g)	1,660,000	1,427,600
Kerr-McGee Corp.
6.95% due 07/01/2024	900,000	850,766
Key Energy Services, Inc.
8.375% due 12/01/2014 (g)	250,000	240,000
Kinder Morgan Energy Partners LP
5.00% due 12/15/2013	245,000	226,915
6.30% due 02/01/2009	190,000	189,749
6.75% due 03/15/2011	190,000	192,396
7.125% due 03/15/2012	25,000	25,276
Mariner Energy, Inc.
7.50% due 04/15/2013	140,000	123,900
OAO Gazprom
9.625% due 03/01/2013	300,000	292,500
OPTI Canada, Inc.
7.875% due 12/15/2014	310,000	274,350
8.25% due 12/15/2014	200,000	179,000
Pemex Project Funding Master Trust
6.625% due 06/15/2035	9,343,000	8,556,226
6.625% due 06/15/2035 (g)	280,000	256,421
PetroHawk Energy Corp.
9.125% due 07/15/2013	205,000	192,700
Pride International, Inc.
7.375% due 07/15/2014	355,000	339,025
Quicksilver Resources, Inc.
7.125% due 04/01/2016	375,000	305,625
SemGroup LP
8.75% due 11/15/2015 (g)	250,000	25,000
VeraSun Energy Corp.
9.375% due 06/01/2017	170,000	67,150
9.875% due 12/15/2012	375,000	270,000
W&T Offshore, Inc.
8.25% due 06/15/2014 (g)	160,000	128,000
Whiting Petroleum Corp.
7.00% due 02/01/2014	575,000	488,750
Williams Companies, Inc.
7.625% due 07/15/2019	75,000	73,875
7.875% due 09/01/2021	635,000	635,000
8.75% due 03/15/2032	227,000	232,757

		44,480,967

Financial - 14.69%
Aiful Corp.
5.00% due 08/10/2010 (g)	860,000	668,048

Strategic Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
American General Finance Corp.
6.90% due 12/15/2017		$410,000	$190,114
American International Group, Inc., MTN
5.85% due 01/16/2018		240,000	120,467
Ashton Woods USA
9.50% due 10/01/2015		130,000	58,500
Bank of America Corp.
5.42% due 03/15/2017		2,300,000	1,830,805
Bear Stearns Companies, Inc.
7.25% due 02/01/2018		3,860,000	3,714,767
CCM Merger, Inc.
8.00% due 08/01/2013 (g)		200,000	162,500
CDX North America High Yield, Series 8-T1
7.625% due 06/29/2012 (g)		13,632,300	12,456,514
Citigroup, Inc.
5.00% due 09/15/2014		1,570,000	1,203,738
5.625% due 08/27/2012		1,600,000	1,379,101
5.875% due 05/29/2037		12,160,000	8,431,087
6.125% due 08/25/2036		70,000	45,469
6.875% due 03/05/2038		1,760,000	1,439,620
Countrywide Financial Corp.
6.25% due 05/15/2016		610,000	434,272
Credit Suisse - Nassau
6.79% due 10/29/2009 (g)	RUB	29,480,000	1,118,559
7.00% due 10/27/2011 (g)		9,820,000	350,574
Credit Suisse USA, Inc.
5.50% due 08/16/2011		$510,000	502,673
El Paso Performance-Linked Trust
7.75% due 07/15/2011 (g)		1,790,000	1,812,611
Emeralds 2006-1-O
3.0087% due 08/04/2020 (b)(g)		109,653	109,653
Ford Motor Credit Company
7.00% due 10/01/2013		100,000	61,456
Ford Motor Credit Company LLC
5.5381% due 01/13/2012 (b)		110,000	70,372
7.375% due 10/28/2009		130,000	104,516
7.80% due 06/01/2012		1,050,000	651,971
7.875% due 06/15/2010		2,825,000	2,156,399
8.0688% due 06/15/2011 (b)		1,179,000	858,471
9.875% due 08/10/2011		450,000	310,450
12.00% due 05/15/2015		16,410,000	12,522,651
Forest City Enterprises, Inc.
7.625% due 06/01/2015		10,000	8,000
General Motors Acceptance Corp.
5.85% due 01/14/2009		520,000	444,429
8.00% due 11/01/2031		21,400,000	8,073,728
Glitnir Banki HF
6.33% due 07/28/2011 (g)		720,000	569,549
6.375% due 09/25/2012 (g)		870,000	659,149
6.693% due 06/15/2016 (b)(g)		1,220,000	645,856
7.451% due 09/14/2049 (b)(g)		100,000	51,445
GMAC LLC
6.00% due 04/01/2011		2,846,000	1,348,221
Goldman Sachs Group LP
4.50% due 06/15/2010		1,090,000	1,011,824
Hawker Beechcraft Acquisition Company LLC
8.875% due 04/01/2015		980,000	886,900
9.75% due 04/01/2017		85,000	76,075

The accompanying notes are an integral part of the financial statements.
363

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
HSBC Bank PLC
zero coupon due 11/01/2011 (b)	RUB	21,807,000	$817,976
HSBC Bank PLC, Series E, MTN
7.00% due 11/01/2011		$151,880	134,083
HSBC Bank USA, BKNT
7.00% due 11/01/2011 (b)(g)		7,803	7,361
7.00% due 11/01/2011 (b)(g)		7,510	7,074
HSBC Finance Capital Trust IX
5.911% due 11/30/2035 (b)		3,200,000	2,403,603
ICICI Bank, Ltd.
6.375% due 04/30/2022 (b)(g)		746,000	514,912
6.375% due 04/30/2022 (b)		830,000	666,009
International Lease Finance Corp.
5.875% due 05/01/2013		1,545,000	977,341
J.P. Morgan Chase & Company
6.625% due 03/15/2012		1,925,000	1,891,903
Kaupthing Bank HF
7.125% due 05/19/2016 (g)		440,000	267,910
7.625% due 02/28/2015 (g)		2,410,000	1,283,020
Lehman Brothers Holdings, Inc.
4.50% due 07/26/2010 ^		1,380,000	172,500
6.20% due 09/26/2014 ^		440,000	55,000
Lehman Brothers Holdings, Inc., MTN
5.625% due 01/24/2013 ^		260,000	32,500
6.75% due 12/28/2017 ^		2,170,000	2,712
Merrill Lynch & Company, Inc.
5.70% due 05/02/2017		1,600,000	1,309,624
Morgan Stanley
3.235% due 10/18/2016 (b)		430,000	280,306
4.75% due 04/01/2014		4,030,000	2,136,283
Petroplus Finance, Ltd.
6.75% due 05/01/2014 (g)		175,000	147,875
7.00% due 05/01/2017 (g)		190,000	157,700
Realogy Corp.
10.50% due 04/15/2014		750,000	330,000
11.00% due 04/15/2014		300,000	114,750
12.375% due 04/15/2015		1,370,000	465,800
Residential Capital LLC
9.625% due 05/15/2015 (g)		4,000,000	960,000
RSHB Capital SA for OJSC Russian Agricultural
Bank
6.299% due 05/15/2017 (g)		1,590,000	1,135,101
Shinsei Finance Cayman, Ltd.
6.418% due 01/29/2049 (b)(g)		1,410,000	591,224
Snoqualmie Entertainment Authority
6.875% due 02/01/2014 (b)(g)		80,000	57,600
TNK-BP Finance SA
7.50% due 07/18/2016 (g)		2,560,000	1,792,000
7.875% due 03/13/2018 (g)		600,000	420,000
TuranAlem Finance BV
8.25% due 01/22/2037 (g)		2,590,000	1,450,400
8.25% due 01/22/2037		430,000	240,800
Vanguard Health Holding Company I LLC
11.25 due 10/01/2015		500,000	432,500
Ventas Realty LP/Ventas Capital Corp.
6.50% due 06/01/2016		65,000	61,425
6.75% due 04/01/2017		275,000	259,875
Wachovia Corp.
5.25% due 08/01/2014		3,280,000	2,011,247

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Wells Fargo Company
5.30% due 08/26/2011	$2,360,000	$2,332,527

		92,461,475

Industrial - 5.48%
Associated Materials, Inc.
zero coupon, Step up to 11.25% on
03/01/2009 due 03/01/2014	3,875,000	2,499,375
DRS Technologies, Inc.
6.625% due 02/01/2016	550,000	555,500
7.625% due 02/01/2018	50,000	52,250
Eastman Kodak Company
3.375% due 10/15/2033	7,830,000	7,203,600
7.25% due 11/15/2013	8,650,000	8,087,750
Graham Packaging Company
9.875% due 10/15/2014	330,000	287,100
Graphic Packaging International Corp.
9.50% due 08/15/2013	320,000	289,600
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012	285,000	290,700
Kansas City Southern de Mexico SA de CV
7.375% due 06/01/2014	1,150,000	1,098,250
7.625% due 12/01/2013	80,000	76,400
Kansas City Southern Railway Company
7.50% due 06/15/2009	180,000	180,000
L-3 Communications Corp.
7.625% due 06/15/2012	850,000	837,250
Metals USA, Inc.
11.125% due 12/01/2015	650,000	624,000
NewPage Holding Corp.
9.9862% due 11/01/2013	1,907,544	1,688,176
Nortek, Inc.
8.50% due 09/01/2014	190,000	108,300
NTK Holdings, Inc.
10.75 due 03/01/2014	1,305,000	561,150
NXP BV/NXP Funding LLC
7.875% due 10/15/2014	205,000	137,350
9.50% due 10/15/2015	60,000	30,900
Plastipak Holdings, Inc.
8.50% due 12/15/2015 (g)	150,000	126,750
Radnor Holdings Corp.
11.00% due 03/15/2010 ^	175,000	219
Saint Acquisition Corp.
10.5544% due 05/15/2015 (b)(g)	190,000	58,900
12.50% due 05/15/2017 (g)	675,000	222,750
Sequa Corp.
11.75% due 12/01/2015 (g)	190,000	159,600
13.50% due 12/01/2015 (g)	190,000	159,600
Tyco International Group SA
6.00% due 11/15/2013	90,000	88,190
6.125% due 11/01/2008	1,780,000	1,782,510
6.125% due 01/15/2009	30,000	30,100
6.375% due 10/15/2011	280,000	282,279
6.75% due 02/15/2011	660,000	669,748
Tyco International, Ltd. / Tyco International Finance
SA
6.875% due 01/15/2021 (g)	5,130,000	4,895,303

The accompanying notes are an integral part of the financial statements.
364

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Industrial (continued)
Waste Management, Inc.
6.375% due 11/15/2012	$1,370,000	$1,372,082

		34,455,682

Technology - 0.48%
Activant Solutions, Inc.
9.50% due 05/01/2016	225,000	166,500
Ceridian Corp., PIK
12.25% due 11/15/2015 (g)	160,000	130,400
Electronic Data Systems Corp.
7.125% due 10/15/2009	1,370,000	1,392,083
Sungard Data Systems, Inc.
9.125% due 08/15/2013	438,000	394,200
10.25% due 08/15/2015	1,085,000	941,237

		3,024,420

Utilities - 4.85%
AES Corp.
7.75% due 03/01/2014	4,966,000	4,618,380
7.75% due 10/15/2015	400,000	363,000
8.00% due 10/15/2017	3,505,000	3,163,262
9.375% due 09/15/2010	1,730,000	1,730,000
Dominion Resources, Inc.
5.70% due 09/17/2012	1,370,000	1,356,807
Edison Mission Energy
7.00% due 05/15/2017	460,000	414,000
7.20% due 05/15/2019	610,000	536,800
7.625% due 05/15/2027	230,000	186,300
7.75% due 06/15/2016	260,000	244,400
Energy Future Holdings Corp.
11.25% due 11/01/2017 (g)	5,310,000	4,486,950
Exelon Corp.
5.625% due 06/15/2035	635,000	492,544
FirstEnergy Corp.
6.45% due 11/15/2011	820,000	823,911
7.375% due 11/15/2031	1,215,000	1,129,637
Mirant Mid Atlantic LLC, Series B
9.125% due 06/30/2017	760,349	783,159
Mirant North America LLC
7.375% due 12/31/2013	500,000	470,000
NRG Energy, Inc.
7.25% due 02/01/2014	1,725,000	1,599,938
7.375% due 02/01/2016	1,175,000	1,057,500
Orion Power Holdings, Inc.
12.00% due 05/01/2010	250,000	242,500
Pacific Gas & Electric Company
6.05% due 03/01/2034	930,000	820,892
TXU Corp., Series P
5.55% due 11/15/2014	1,580,000	1,179,086
TXU Corp., Series Q
6.50% due 11/15/2024	1,080,000	687,827
TXU Corp., Series R
6.55% due 11/15/2034	6,710,000	4,122,913

		30,509,806

TOTAL CORPORATE BONDS (Cost $418,813,587)		$325,589,942

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.37%
Banc of America Commercial Mortgage, Inc.,
Series 2006-1, Class A4
5.372% due 09/10/2045 (b)	$1,640,000	$1,449,865
Banc of America Mortgage Securities,
Series 2005-C, Class 2A1
4.7089% due 04/25/2035 (b)	232,641	215,497
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-12, Class 24A1
5.7847% due 02/25/2036 (b)	1,874,573	1,186,472
Bear Stearns Alt-A Trust, Series 2004-11, Class 2A2
6.3628% due 11/25/2034 (b)	898,682	665,149
Bear Stearns Structured Products, Inc., Series
2007-R11, Class A1A
3.8069% due 09/27/2037 (b)(g)	6,761,928	6,440,736
Commercial Mortgage Asset Trust,
Series 1999-C1, Class C
7.35% due 01/17/2032	580,000	594,783
Commercial Mortgage Pass-Through Certificates,
Series 2001-J2A, Class A1
5.447% due 07/16/2034 (g)	502,123	494,348
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 1A1
3.3875% due 07/20/2046 (b)	3,747,588	2,272,764
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1B
3.3875% due 07/20/2046 (b)	3,824,843	2,299,823
Countrywide Home Loans, Series 2005-9, Class 2A1
3.4269% due 05/25/2035 (b)	139,296	76,785
Countrywide Home Loans, Series 2006-HYB3,
Class 2A1A
5.708% due 04/20/2036 (b)	243,999	187,537
Countrywide Home Loans,
Series 2004-25, Class 2A1
3.5469% due 02/25/2035 (b)	197,531	137,122
Credit Suisse Mortgage Capital Certificates, Series
2006-C1, Class A4
5.609% due 02/15/2039 (b)	2,580,000	2,314,916
First Boston Mortgage Securities Corp., Series D
10.965% IO due 05/25/2017	18,302	4,047
First Union National Bank Commercial Mortgage,
Series 2000-C1
0.8123% IO due 05/17/2032	25,023,815	340,832
GMAC Mortgage Corp. Loan Trust, Series
2005-AR5, Class 3A1
5.0684% due 09/19/2035 (b)	87,862	81,482
Green Tree Financial Corp., Series 1997-6, Class A8
7.07% due 09/15/2007	713,971	702,216
Greenpoint Mortgage Funding Trust, Series
2005-AR4, Class 1A1
3.4669% due 10/25/2045 (b)	305,728	213,634
Greenpoint Mortgage Funding Trust, Series
2006-AR5, Class A1A
3.2869% due 10/25/2046 (b)	1,012,914	876,166
Impac Secured Assets Corp., Series 2005-2,
Class A1
3.5269% due 03/25/2036 (b)	1,417,734	1,045,932
IndyMac Index Mortgage Loan Trust, Series
2006-AR6, Class 2A1A
3.4069% due 06/25/2047 (b)	4,976,174	3,013,659

accompanying notes are an integral part of the financial statements.
365

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
IndyMac Index Mortgage Loan Trust, Series
2007-AR15, Class 2A1
5.9801% due 08/25/2037 (b)	$3,505,056	$2,256,023
J.P. Morgan Chase Commercial Mortgage
Securities Corp, Series 2006-CB15, Class A4
5.814% due 06/12/2043 (b)	3,960,000	3,554,886
J.P. Morgan Mortgage Trust, Series 2005-A6,
Class 7A1
4.9631% due 08/25/2035 (b)	500,115	453,823
Luminent Mortgage Trust, Series 2006-4, Class A1A
3.3969% due 05/25/2046 (b)	2,975,474	1,838,229
Master Adjustable Rate Mortgages Trust.,
Series 2006-2, Class 3A1
4.8466% due 01/25/2036 (b)	1,092,549	986,616
Master Adjustable Rate Mortgages Trust.,
Series 2006-OA1, Class 1A1
3.4169% due 04/25/2046 (b)	3,603,631	2,270,952
Master Seasoned Securities Trust, Series 2005-2,
Class 4A1
6.3221% due 10/25/2032 (b)	652,535	503,882
MASTR Asset Securitization Trust, Series 2003-6,
Class 1A1
5.50% due 07/25/2033	1,190,326	1,115,218
Merit Securities Corp., Series 11PA, Class B2
3.97% due 09/28/2032 (b)(g)	708,876	491,337
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class A4
5.6574% due 05/12/2039 (b)	1,810,000	1,633,170
Morgan Stanley Mortgage Loan Trust, Series
2004-11AR, Class 1A1
3.5269% due 01/25/2035 (b)	1,531,059	957,457
Morgan Stanley Mortgage Loan Trust, Series
2004-8AR, Class 4A1
5.3628% due 10/25/2034 (b)	683,602	575,393
Morgan Stanley Mortgage Loan Trust, Series
2006-8AR, Class 4A1
5.4947% due 06/25/2036 (b)	2,954,624	2,698,019
Novastar Mortgage-Backed Notes, Series
2006-MTA1, Class 2A1A
3.3969% due 09/25/2046 (b)	2,843,967	1,711,997
Prime Mortgage Trust, Series 2006-DR1, Class 2A2
6.00% due 11/25/2036 (g)	3,644,653	3,070,193
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-18, Class 5A1
5.5284% due 09/25/2035 (b)	1,856,204	1,513,074
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-21, Class 1A
6.0068% due 11/25/2035 (b)	2,320,179	1,627,105
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR3, Class 2A1
6.1685% due 08/25/2035 (b)	210,167	156,755
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR4, Class A1
3.5169% due 12/25/2035 (b)	735,584	451,738
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR6, Class 1A3
3.3969% due 07/25/2036 (b)	3,325,310	1,590,233
Thornburg Mortgage Securities Trust, Series
2005-4, Class A3
3.4369% due 12/25/2035 (b)	1,711,406	1,704,634

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Thornburg Mortgage Securities Trust, Series
2006-1, Class A3
3.3769% due 01/25/2036 (b)	$5,197,475	$5,161,600
Thornburg Mortgage Securities Trust, Series
2006-3, Class A2
3.3119% due 06/25/2036 (b)	3,712,402	3,552,331
Thornburg Mortgage Securities Trust, Series
2006-3, Class A3
3.3169% due 06/25/2036 (b)	4,052,999	4,012,686
Thornburg Mortgage Securities Trust, Series
2007-4, Class 2A1
6.2171% due 09/25/2037 (b)	2,276,636	1,946,037
Thornburg Mortgage Securities Trust, Series
2007-4, Class 3A1
6.2136% due 09/25/2037 (b)	2,173,443	1,822,551
WaMu Mortgage Pass-Through Certificates, Series
2005-AR11, Class A1B3
3.6069% due 08/25/2045 (b)	384,623	215,824
WaMu Mortgage Pass-Through Certificates, Series
2005-AR13, Class A1A1
2.7619% due 10/25/2045 (b)	994,634	628,304
WaMu Mortgage Pass-Through Certificates, Series
2005-AR17, Class A1A1
3.4769% due 12/25/2045 (b)	2,312,525	1,489,669
WaMu Mortgage Pass-Through Certificates, Series
2005-AR17, Class A1A2
3.4969% due 12/25/2045 (b)	385,421	244,501
WaMu Mortgage Pass-Through Certificates, Series
2005-AR6, Class 2A1A
2.7019% due 04/25/2045 (b)	634,452	414,846
WaMu Mortgage Pass-Through Certificates, Series
2005-AR8, Class 1A1A
3.4769% due 07/25/2045 (b)	970,022	595,264
Zuni Mortgage Loan Trust, Series 2006-OA1,
Class A1
3.3369% due 08/25/2036 (b)	2,047,825	1,973,695

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $96,593,545)		$77,831,807

ASSET BACKED SECURITIES - 4.18%
ACE Securities Corp., Series 2006-GP1, Class A
3.3369% due 02/25/2031 (b)	2,129,004	1,765,568
Amortizing Residential Collateral Trust,
Series 2002-BC6, Class M2
5.0069% due 08/25/2032 (b)	128,595	17,487
Asset Backed Securities Corp.,
Series 2003-HE2, Class M2
5.3375% due 04/15/2033 (b)	95,824	58,983
Bear Stearns Asset Backed Securities Inc., Series
2007-SD1, Class 1A2A
6.00% due 10/25/2036	3,171,167	2,799,050
Bear Stearns Asset Backed Securities Inc., Series
2007-SD1, Class 1A3A
6.50% due 10/25/2036	3,075,104	2,428,852
Countrywide Asset-Backed Certificates,
Series 2004-5, Class M4
4.4569% due 06/25/2034 (b)	315,559	141,289
GSAMP Trust, Series 2006-S4, Class A1
3.2969% due 05/25/2036 (b)	989,255	434,148

The accompanying notes are an integral part of the financial statements.
366

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
IndyMac Seconds Asset Backed Trust, Series
2006-A, Class A
3.3369% due 06/25/2036 (b)	$2,738,983	$769,936
Lehman XS Trust, Series 2007-9, Class 1A1
3.3269% due 06/25/2037 ^ (b)	1,492,828	1,225,492
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-H1, Class 2A1
4.7069% due 10/25/2037 (b)	5,820,415	3,995,168
Mid State Trust, Series 6, Class A1
7.34% due 07/01/2035	1,083,694	1,016,663
Morgan Stanley Mortgage Loan Trust, Series
2006-4SL, Class A1
3.3569% due 03/25/2036 (b)	1,685,757	526,924
MSDWCC Heloc Trust, Series 2005-1, Class A
3.3969% due 07/25/2017 (b)	39,197	26,829
RAAC Series, Series 2006-RP2, Class A
3.4569% due 02/25/2037 (b)(g)	2,199,724	1,656,853
SACO I Trust, Inc., Series 2005-7, Class A
3.4869% due 09/25/2035 (b)	315,466	231,982
SACO I Trust, Inc., Series 2006-5, Class 1A
3.3569% due 04/25/2036 (b)	1,588,366	383,794
SACO I Trust, Inc., Series 2006-6, Class A
3.3369% due 06/25/2036 (b)	2,560,807	562,412
Sail Net Interest Margin Notes, Series 2004-2A,
Class A
5.50% due 03/27/2034 (g)	46,524	5
SLM Student Loan Trust, Series 2006-5, Class A2
2.79% due 07/25/2017 (b)	2,153,075	2,144,885
Structured Asset Securities Corp., Series
2006-ARS1, Class A1
3.3169% due 02/25/2036 (b)(g)	2,783,410	383,187
Structured Asset Securities Corp., Series
2007-TC1, Class A
3.5069% due 04/25/2031 (b)(g)	5,558,014	4,236,212
Structured Asset Securities Corp., Series
2008-BC4, Class A3
3.4569% due 11/25/2037 (b)	1,671,838	1,461,183

TOTAL ASSET BACKED SECURITIES
(Cost $41,640,493)		$26,266,902

SUPRANATIONAL OBLIGATIONS - 0.47%

Financial - 0.47%
Corporacion Andina de Fomento, Series EXCH
6.875% due 03/15/2012	2,857,000	2,980,997

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $3,105,270)		$2,980,997

COMMON STOCKS - 0.00%

Consumer, Cyclical - 0.00%
Home Interiors *	1,103,919	11,039

Technology - 0.00%
ATSI Holdings, Inc. *	8,111	0

TOTAL COMMON STOCKS (Cost $441,132)		$11,039

PREFERRED STOCKS - 0.34%

Consumer, Cyclical - 0.17%
General Motors Corp., Series C, 6.25%	135,250	1,082,000

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)

Financial - 0.17%
Federal Home Loan Mortgage Corp.,
Serie V, 5.57%	178,375	$176,591
Federal Home Loan Mortgage Corp.,
Series Z, 8.375%	83,825	129,091
Federal National Mortgage Association,
Series S, 8.25%	57,200	124,696
Resona Preferred Global
Securities (Cayman), Ltd., 7.191% (b)(g)	860,000	638,456

		1,068,834

TOTAL PREFERRED STOCKS (Cost $10,809,724)		$2,150,834

TERM LOANS - 2.63%

Basic Materials - 0.41%
Georgia Pacific
4.5506% due 12/23/2013 (b)	2,931,073	2,604,317

Consumer, Cyclical - 0.39%
Community Health Systems, Inc., Tranche B
7.6143% due 07/02/2014 (b)	2,762,060	2,472,043

Consumer, Non-cyclical - 0.49%
Aramark Corp. TL Strip
4.6756% due 01/31/2014 (b)	1,500,000	1,315,125
Hertz Corp.
3.925% due 12/21/2012 (b)	1,987,324	1,789,347

		3,104,472
Energy - 0.82%
Calpine Corp.
8.60% due 03/29/2009 (b)	3,980,000	3,412,850
Dynegy Holdings, Inc.
3.9631% due 04/02/2013 (b)	1,998,858	1,730,432

		5,143,282
Industrial - 0.26%
Freescale Semiconductor
3.925% due 12/01/2013 (b)	1,984,848	1,642,680
Technology - 0.26%
First Data Corp.
5.5506% due 10/15/2014 (b)	1,841,400	1,602,018

TOTAL TERM LOANS (Cost $17,045,104)		$16,568,812

OPTIONS - 0.00%

Financial - 0.00%
Eurodollar Futures
Expiration 10/10/2008 at $96.375 *	155,000	25,188

TOTAL OPTIONS (Cost $16,735)		$25,188

The accompanying notes are an integral part of the financial statements.
367

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

REPURCHASE AGREEMENTS - 2.18%
Merrill Lynch Tri-Party Repurchase
Agreement dated 09/30/2008 at
0.25% to be repurchased at
$13,700,095 on 10/01/2008,
collateralized by $13,768,000
Federal Home Loan Mortgage
Corp., 3.50% due 05/05/2011
(valued at $13,974,000, including
interest)		$13,700,000	$13,700,000

TOTAL REPURCHASE AGREEMENTS
(Cost $13,700,000)			$13,700,000

SHORT TERM INVESTMENTS - 3.03%
Bank Negara Malaysia Monetary Notes, Series 1708
zero coupon due 10/07/2008	MYR	1,309,000	$380,029
Bank Negara Malaysia Monetary Notes, Series 2008
zero coupon due 10/21/2008		2,552,000	739,929
Bank Negara Malaysia Monetary Notes, Series 2508
zero coupon due 11/13/2008		6,638,000	1,911,864
Bank Negara Malaysia Monetary Notes, Series 2608
zero coupon due 11/25/2008		3,191,000	919,675
Bank Negara Malaysia Monetary Notes, Series 3308
zero coupon due 10/07/2008		1,476,000	428,323
Bank Negara Malaysia Monetary Notes, Series 3508
zero coupon due 02/17/2009		100,000	28,556
Bank Negara Malaysia Monetary Notes, Series 4008
zero coupon due 12/30/2008		1,171,000	337,347
Bank Negara Malaysia Monetary Notes, Series 7208
zero coupon due 10/07/2008		60,000	17,419
Bank Negara Malaysia Monetary Notes, Series 8408
zero coupon due 10/28/2008		1,590,000	459,472
Bank Negara Malaysia Monetary Notes-Islamic,
Series 3808
zero coupon due 11/27/2008		567,000	163,845
Egypt Treasury Bills, Series 364
zero coupon due 10/28/2008 to
11/11/2008	EGP	41,950,000	7,635,331
Federal National Mortgage Association Discount
Notes
zero coupon due 12/15/2008		$6,031,000	6,007,363

TOTAL SHORT TERM INVESTMENTS
(Cost $19,058,182)			$19,029,153

Total Investments (Strategic Bond Trust)
(Cost $831,534,513) - 110.24%			$693,622,328
Liabilities in Excess of Other Assets - (10.24)%			(64,408,450)

TOTAL NET ASSETS - 100.00%			$629,213,878

Strategic Income Trust
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS - 3.43%

U.S. Treasury Bonds - 0.82%
8.125% due 08/15/2019		$1,065,000	$1,429,346
9.25% due 02/15/2016		1,860,000	2,546,456

			3,975,802

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)

U.S. Treasury Notes - 2.61%
4.25% due 11/15/2013		$3,160,000	$3,359,968
4.75% due 05/15/2014		3,890,000	4,248,611
4.875% due 08/15/2016		4,680,000	5,065,735

			12,674,314

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $15,374,833)			$16,650,116

U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.40%

Federal National Mortgage
Association - 11.40%
5.00% due 01/01/2023 to 06/01/2023		9,830,810	9,767,447
5.375% due 06/12/2017		8,000,000	8,398,181
5.50% due 02/01/2037 to 09/01/2037		14,798,272	14,756,073
6.00% due 08/01/2022 to 09/01/2037		12,994,326	13,179,857
6.50% due 08/01/2036 to 11/01/2036		9,043,214	9,281,658

			55,383,216

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $54,618,523)			$55,383,216

FOREIGN GOVERNMENT OBLIGATIONS - 14.43%

Canada - 4.28%
Province of Ontario
4.40% due 03/08/2016	CAD	4,775,000	4,478,607
4.50% due 03/08/2015		3,410,000	3,245,179
4.75% due 06/02/2013		5,120,000	5,019,794
6.25% due 06/16/2015	NZD	2,600,000	1,691,847
6.375% due 10/12/2010		5,760,000	3,843,940
Province of Quebec
5.25% due 10/01/2013	CAD	2,530,000	2,501,283

			20,780,650
Colombia - 0.02%
Republic of Colombia
10.00% due 01/23/2012		$110,000	122,100

France - 1.42%
Government of France
4.75% due 10/25/2012	EUR	4,770,000	6,909,882

Germany - 2.73%
Federal Republic of Germany
3.50% due 04/12/2013		1,670,000	2,322,344
4.25% due 07/04/2018		5,145,000	7,374,233
5.00% due 07/04/2012		2,435,000	3,572,587

			13,269,164
Ireland - 2.42%
Republic of Ireland
4.50% due 10/18/2018		8,415,000	11,756,013

Mexico - 0.41%
Government of Mexico
5.625% due 01/15/2017		$530,000	517,545
5.875% due 01/15/2014		510,000	513,188
6.375% due 01/16/2013		410,000	421,480
8.125% due 12/30/2019		310,000	359,135
10.375% due 02/17/2009		160,000	163,360

			1,974,708

The accompanying notes are an integral part of the financial statements.
368

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Spain - 1.73%
Kingdom of Spain
5.00% due 07/30/2012	EUR	2,705,000	$3,910,728
5.35% due 10/31/2011		3,095,000	4,514,914

			8,425,642

United Kingdom - 1.42%
Government of United Kingdom
5.00% due 03/07/2012	GBP	1,820,000	3,325,575
5.00% due 03/07/2018		1,920,000	3,555,917

			6,881,492

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $70,449,219)			$70,119,651

CORPORATE BONDS - 38.96%

Basic Materials - 1.55%
American Pacific Corp.
9.00% due 02/01/2015		$1,540,000	1,493,800
CII Carbon LLC
11.125% due 11/15/2015 (g)		2,720,000	2,652,000
International Paper Company
7.95% due 06/15/2018		1,315,000	1,292,133
NewPage Corp.
10.00% due 05/01/2012		1,080,000	966,600
Pope & Talbot, Inc.
8.375% due 06/01/2013		1,500,000	15,000
Steel Capital SA for OAO Severstal
9.75% due 07/29/2013		465,000	381,300
Verso Paper, Inc., Series B
9.125% due 08/01/2014		840,000	722,400

			7,523,233

Communications - 5.87%
Allbritton Communications Company
7.75% due 12/15/2012		2,675,000	2,287,125
Axtel SAB de CV
7.625% due 02/01/2017 (g)		2,550,000	2,267,460
Cablevision Systems Corp., Series B
8.00% due 04/15/2012		100,000	94,000
CCH II LLC / CCH II Capital Corp.
10.25% due 10/01/2013 (g)		2,111,000	1,752,130
Centennial Communications Corp.
10.00% due 01/01/2013		1,700,000	1,627,750
Charter Communications Holdings I LLC
11.00% due 10/01/2015		575,000	373,750
Charter Communications Holdings I LLC/Charter
Communications Holdings I Capital Corp.
11.00% due 10/01/2015		1,095,000	722,700
Cincinnati Bell, Inc.
8.375% due 01/15/2014		2,200,000	1,914,000
Citizens Communications Company
7.125% due 03/15/2019		795,000	632,025
CSC Holdings, Inc.
8.50% due 06/15/2015 (g)		1,615,000	1,499,932
Digicel Group, Ltd.
8.875% due 01/15/2015 (g)		2,175,000	1,827,000
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016		2,015,000	685,100

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Communications (continued)
Radio One, Inc.
8.875% due 07/01/2011		$325,000	$266,500
Rogers Cable, Inc.
7.25% due 12/15/2011	CAD	250,000	246,953
Shaw Communications, Inc.
5.70% due 03/02/2017		690,000	601,741
6.10% due 11/16/2012		500,000	474,301
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012		$816,000	787,440
Sirius Satellite Radio, Inc.
9.625% due 08/01/2013		2,920,000	1,547,600
Sprint Capital Corp.
8.375% due 03/15/2012		2,595,000	2,335,500
Time Warner Cable, Inc.
6.75% due 07/01/2018		1,685,000	1,573,672
Vertis, Inc.
9.75% due 04/01/2009		425,000	312,375
West Corp.
11.00% due 10/15/2016		2,850,000	2,052,000
XM Satellite Radio Holdings, Inc.
13.00% due 08/01/2013 (g)		4,000,000	2,360,000
Young Broadcasting, Inc.
10.00% due 03/01/2011		2,000,000	290,000

			28,531,054

Consumer, Cyclical - 10.23%
Allison Transmission, Inc.
11.00% due 11/01/2015 (g)		2,445,000	2,127,150
11.25% due 11/01/2015 (g)		1,705,000	1,398,100
AMC Entertainment, Inc.
8.00% due 03/01/2014		2,540,000	2,184,400
Cinemark, Inc.
zero coupon, step up to 9.75% on
03/15/2009 due 03/15/2014		1,000,000	961,250
DaimlerChrysler N.A. Holding Corp., EMTN
4.375% due 03/21/2013	EUR	3,440,000	4,495,384
Delta Air Lines, Inc.
6.821% due 08/10/2022		$1,668,861	1,385,154
Fontainebleau Las Vegas Holdings
10.25% due 06/15/2015 (g)		1,450,000	406,000
Great Canadian Gaming Corp.
7.25% due 02/15/2015 (g)		1,000,000	900,000
Greektown Holdings LLC
10.75% due 12/01/2013 (g)		3,540,000	2,442,600
Hanesbrands, Inc., Series B
6.5081% due 12/15/2014 (b)		1,150,000	954,500
HRP Myrtle Beach Operations LLC
7.3825% due 04/01/2012 (b)(g)		1,855,000	1,115,319
Indianapolis Downs Capital LLC
11.00% due 11/01/2012 (g)		2,345,000	1,594,600
Jacobs Entertainment, Inc.
9.75% due 06/15/2014		2,755,000	1,845,850
Landry's Restaurants, Inc.
9.50% due 12/15/2014		3,395,000	3,072,475
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014 (g)		1,585,000	1,077,800
Majestic Star Casino LLC
9.50% due 10/15/2010		1,515,000	681,750

The accompanying notes are an integral part of the financial statements.
369

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Cyclical (continued)
Mashantucket Western Pequot Tribe
8.50% due 11/15/2015 (g)	$2,075,000	$1,348,750
MGM Mirage, Inc.
6.75% due 09/01/2012	725,000	567,313
Michaels Stores, Inc.
10.00% due 11/01/2014	2,295,000	1,445,850
Minerva Overseas, Ltd.
9.50% due 02/01/2017 (g)	3,150,000	2,394,000
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	555,000	527,250
7.125% due 08/15/2014	4,175,000	2,964,250
8.00% due 04/01/2012	2,010,000	1,708,500
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	1,500,000	1,050,000
9.75% due 04/01/2010	1,770,000	1,681,500
Northwest Airlines, Inc., Series 07-1
7.027% due 11/01/2019	1,645,000	1,324,225
Pinnacle Entertainment, Inc.
7.50% due 06/15/2015	625,000	462,500
Pokagon Gaming Authority
10.375% due 06/15/2014 (g)	466,000	471,825
Tenneco Automotive, Inc.
8.625% due 11/15/2014	2,395,000	1,904,025
Turning Stone Resort Casino
9.125% due 09/15/2014 (g)	1,895,000	1,724,450
9.125% due 12/15/2010 (g)	1,475,000	1,401,250
US Corrugated, Inc.
10.00% due 06/12/2013	785,000	565,200
Waterford Gaming LLC
8.625% due 09/15/2014 (g)	1,620,000	1,530,900

		49,714,120

Consumer, Non-cyclical - 2.13%
Alliance One International, Inc.
11.00% due 05/15/2012	2,260,000	2,214,800
Bausch & Lomb, Inc.
9.875% due 11/01/2015 (g)	490,000	465,500
Community Health Systems, Inc.
8.875% due 07/15/2015	1,345,000	1,277,750
Cosan SA Industria e Comercio
8.25% due 02/28/2049 (g)	2,200,000	1,320,000
Hanger Orthopedic Group, Inc.
10.25% due 06/01/2014	1,505,000	1,542,625
HCA, Inc.
9.125% due 11/15/2014	540,000	525,150
Inverness Medical Innovations, Inc.
9.0925% due 06/26/2015 (b)	375,000	337,500
Sun Healthcare Group, Inc.
9.125% due 04/15/2015	1,495,000	1,427,725
Yankee Acquisition Corp., Series B
8.50% due 02/15/2015	1,740,000	1,261,500

		10,372,550

Diversified - 0.43%
GRUPO KUO SAB de CV
9.75% due 10/17/2017 (g)	1,415,000	1,344,250
Marquee Holdings, Inc.
9.505 due 08/15/2014	1,010,000	744,875

		2,089,125

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Energy - 1.45%
Allis-Chalmers Energy, Inc.
8.50% due 03/01/2017		$1,595,000	$1,363,725
MarkWest Energy Partners LP / MarkWest Energy
Finance Corp., Series B
8.75% due 04/15/2018 (g)		585,000	555,750
MarkWest Energy Partners LP/ MarkWest Energy
Finance Corp., Series B
8.50% due 07/15/2016		2,265,000	2,140,425
McMoRan Exploration Company
11.875% due 11/15/2014		810,000	769,500
NGPL Pipeco LLC
7.119% due 12/15/2017 (g)		1,030,000	977,603
Targa Resources Partners LP
8.25% due 07/01/2016		845,000	726,700
Williams Partners Finance Corp.
7.25% due 02/01/2017		540,000	502,200

			7,035,903

Financial - 5.88%
Banco Macro SA
8.50% due 02/01/2017		555,000	363,525
CCM Merger, Inc.
8.00% due 08/01/2013 (g)		4,070,000	3,306,875
Chukchansi Economic Development Authority
8.00% due 11/15/2013 (g)		695,000	556,000
CIT Group, Inc.
5.00% due 02/13/2014		675,000	381,827
Drummond Company, Inc.
7.375% due 02/15/2016 (g)		4,040,000	3,423,900
Ford Motor Credit Company LLC
9.75% due 09/15/2010		1,880,000	1,348,116
General Electric Capital Australia Funding
Property, Ltd., MTN
6.50% due 11/15/2011	AUD	3,210,000	2,334,223
General Electric Capital Corp.
6.625% due 02/04/2010	NZD	4,515,000	2,897,189
Independencia International, Ltd.
9.875% due 01/31/2017 (g)		$2,000,000	1,620,000
9.875% due 05/15/2015 (g)		770,000	635,250
ISA Capital do Brasil SA
8.80% due 01/30/2017 (g)		530,000	508,800
Landwirtschaftliche Rentenbank, EMTN
6.50% due 09/17/2009	NZD	1,305,000	868,670
6.625% due 05/27/2010		2,100,000	1,398,108
Liberty Mutual Group, Inc.
10.75% due 06/15/2058 (g)		$2,160,000	1,555,200
Local TV Finance LLC
9.25% due 06/15/2015 (g)		260,000	169,000
Nexstar Finance, Inc.
7.00% due 01/15/2014		1,070,000	802,500
Orascom Telecom Finance
7.875% due 02/08/2014 (g)		480,000	420,000
SLM Corp., MTN
8.45% due 06/15/2018		1,360,000	924,800
Snoqualmie Entertainment Authority
9.125% due 02/01/2015 (g)		1,115,000	805,587
Symetra Financial Corp.
8.30% due 10/15/2067 (b)(g)		990,000	643,500

The accompanying notes are an integral part of the financial statements.
370

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
TAM Capital, Inc.
7.375% due 04/25/2017		$1,365,000	$1,023,750
Toyota Motor Credit Corp., EMTN
6.75% due 09/21/2009	NZD	1,700,000	1,132,754
Ucar Finance, Inc.
10.25% due 02/15/2012		$42,000	43,260
VW Financial Services AG, EMTN
5.375% due 01/25/2012	EUR	1,005,000	1,390,046

			28,552,880

Government - 5.76%
Canada Housing Trust No. 1
4.60% due 09/15/2011	CAD	6,195,000	6,000,579
New South Wales Treasury Corp., Series 10RG
7.00% due 12/01/2010	AUD	27,205,000	22,001,763

			28,002,342

Industrial - 3.97%
American Railcar Industries, Inc.
7.50% due 03/01/2014		$500,000	442,500
Blaze Recycling & Metals LLC
10.875% due 07/15/2012 (g)		655,000	656,637
BWAY Corp.
10.00% due 10/15/2010		2,655,000	2,575,350
DRS Technologies, Inc.
7.625% due 02/01/2018		200,000	209,000
Graphic Packaging International Corp.
8.50% due 08/15/2011		1,000,000	950,000
9.50% due 08/15/2013		2,535,000	2,294,175
L-3 Communications Corp., Series B
6.375% due 10/15/2015		370,000	340,400
Manitowoc, Inc.
7.125% due 11/01/2013		2,030,000	1,887,900
Navios Maritime Holdings, Inc.
9.50% due 12/15/2014		1,085,000	998,200
Odebrecht Finance, Ltd.
7.50% due 10/18/2017 (g)		1,455,000	1,324,050
OI European Group BV
6.875% due 03/31/2017 (g)	EUR	475,000	571,743
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013		$1,650,000	1,641,750
PHI, Inc.
7.125% due 04/15/2013		1,000,000	885,000
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017		1,750,000	1,365,000
8.375% due 07/01/2012		3,270,000	2,746,800
Viterra, Inc.
8.00% due 04/08/2013	CAD	300,000	284,589
Waste Services, Inc.
9.50% due 04/15/2014		$100,000	98,000

			19,271,094

Technology - 0.48%
Oracle Corp.
5.75% due 04/15/2018		2,050,000	1,903,435
Vangent, Inc.
9.625% due 02/15/2015		500,000	407,500

			2,310,935

Strategic Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Utilities - 1.21%
Appalachian Power Company, Series K
5.00% due 06/01/2017	$1,005,000	$871,562
Cia de Transporte de Energia Electrica de Alta
Tension SA
8.875% due 12/15/2016 (g)	1,230,000	725,700
Dominion Resources, Inc., Series A
5.60% due 11/15/2016	1,005,000	932,107
Southern Union Company
7.20% due 11/01/2066 (b)	830,000	609,559
Texas Competitive Electric Holdings Company LLC
10.25% due 11/01/2015 (g)	3,020,000	2,725,550

		5,864,478

TOTAL CORPORATE BONDS (Cost $221,625,106)		$189,267,714

COLLATERALIZED MORTGAGE

OBLIGATIONS - 13.64%
American Home Mortgage Assets, Series 2006-6,
Class XP
3.1939% IO due 12/25/2046	22,128,040	885,121
American Home Mortgage Investment Trust, Series
2007-1, Class GIOP
2.0784% IO due 05/25/2047	16,272,222	905,142
Banc of America Commercial Mortgage, Inc.,
Series 2006-5, Class A4
5.414% due 09/10/2047	3,380,000	2,970,291
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.3995% due 09/15/2020 (b)	3,850,000	3,532,009
Countrywide Alternative Loan Trust,
Series 2005-59, Class 2X
3.1878% IO due 11/20/2035	13,572,851	466,567
Countrywide Alternative Loan Trust,
Series 2006-OA10, Class XPP
1.7989% IO due 08/25/2046	9,413,499	325,057
Crown Castle Towers LLC, Series 2006-1A, Class F
6.6496% due 11/15/2036 (g)	950,000	842,339
Crown Castle Towers LLC, Series 2006-1A, Class G
6.7954% due 11/15/2036 (g)	1,120,000	965,048
Federal Home Loan Mortgage Corp., Series 3154,
Class PM
5.50% due 05/15/2034	4,435,000	4,375,729
Federal Home Loan Mortgage Corp., Series 3228,
Class PL
5.50% due 10/15/2034	5,740,000	5,594,413
Federal National Mortgage Association, Series
2006-117, Class PD
5.50% due 07/25/2035	6,300,000	6,084,396
Federal National Mortgage Association, Series
2006-65, Class TE
5.50% due 05/25/2035	2,438,217	2,402,735
Federal National Mortgage Association, Series
2006-84, Class MP
5.50% due 08/25/2035	7,172,000	7,081,515
Global Tower Partners Acquisition
LLC, Series 2007-1A, Class G
7.8737% due 05/15/2037 (g)	620,000	557,007
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C2, Class A2
5.6666% due 05/10/2040 (b)	6,750,000	6,432,532

The accompanying notes are an integral part of the financial statements.
371

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Greenpoint Mortgage Funding Trust, Series
2005-AR4, Class 4A2
3.5669% due 10/25/2045 (b)	$2,409,596	$1,428,195
Greenpoint Mortgage Funding Trust, Series
2006-AR1, Class A2A
3.5769% due 02/25/2036 (b)	1,478,049	757,299
Greenwich Capital Commercial Funding Corp.,
Series 2006-GG7, Class A4
6.1118% due 07/10/2038 (b)	3,755,000	3,412,004
Harborview Mortgage Loan Trust,
Series 2005-8, Class 1X
2.6267% IO due 09/19/2035 (b)	13,248,166	264,963
Harborview Mortgage Loan Trust,
Series 2006-SB1, Class A1A
3.705% due 12/19/2036 (b)	2,498,032	1,376,343
Harborview Mortgage Loan Trust,
Series 2007-3, Class ES
0.3509% IO due 05/19/2047	31,208,840	195,055
Harborview Mortgage Loan Trust,
Series 2007-4, Class ES
0.3508% IO due 07/19/2047	31,417,941	196,362
Harborview Mortgage Loan Trust,
Series 2007-6, Class ES
0.3436% IO due 08/19/2037 (g)	22,022,744	137,642
Harborview NIM Corp., Series 2007-3A, Class N1
6.654% due 05/19/2037 (g)	13,369	13,102
Indymac Index Mortgage Loan Trust,
Series 2005-AR18, Class 1X
zero coupon IO due 10/25/2036	36,776,306	849,533
Indymac Index Mortgage Loan Trust,
Series 2005-AR18, Class 2X
zero coupon IO due 10/25/2036	39,951,341	575,299
Luminent Mortgage Trust, Series 2006-1, Class X
2.8697% IO due 04/25/2036	10,754,849	215,097
Residential Accredit Loans, Inc., Series
2007-QS10, Class A1
6.50% due 09/25/2037	2,093,306	1,413,637
Residential Accredit Loans, Inc.,
Series 2007-QS11, Class A1
7.00% due 10/25/2037	1,747,419	1,251,044
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036 (g)	705,000	610,431
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036 (g)	425,000	389,971
Suntrust Adjustable Rate Mortgage Loan Trust,
Series 2007-2, Class 4A1
5.7375% due 04/25/2037 (b)	3,702,194	3,318,435
WAMU Mortgage Pass Through Certificates,
Series 2005-AR13, Class B1
3.8069% due 10/25/2045 (b)	2,203,745	742,068
WAMU Mortgage Pass Through Certificates,
Series 2005-AR6, Class B1
3.8069% due 04/25/2045 (b)	3,561,956	1,825,177
WAMU Mortgage Pass Through Certificates,
Series 2007-OA5, Class 1XPP
0.6893% IO due 06/25/2017	73,987,536	832,360
WAMU Mortgage Pass Through Certificates,
Series 2007-OA6, Class 1XPP
0.8695% IO due 07/25/2047	43,778,055	492,503

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Washington Mutual Mortgage Pass Through
Certificates, Series 2007-OA4, Class XPPP
0.8727% IO due 04/25/2047		$32,937,857	$411,723
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR12, Class 1A1
6.2079% due 09/25/2036 (b)		2,619,754	2,141,582

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $69,088,992)			$66,269,726

ASSET BACKED SECURITIES - 0.48%
Dominos Pizza Master Issuer LLC, Series 2007-1,
Class M1
7.629% due 04/27/2037 (g)		1,670,000	1,043,750
Lehman XS Trust, Series 2005-5N, Class 3A2
3.5669% due 11/25/2035 (b)		649,228	283,894
Lehman XS Trust, Series 2006-2N, Class 1A2
3.5469% due 02/25/2046 (b)		2,490,228	1,019,615

TOTAL ASSET BACKED SECURITIES
(Cost $3,684,389)			$2,347,259

SUPRANATIONAL OBLIGATIONS - 3.97%

Financial - 1.21%
European Investment Bank
6.75% due 11/17/2008	NZD	2,535,000	1,693,456
European Investment Bank, EMTN
4.375% due 03/06/2009	GBP	1,260,000	2,241,563
7.00% due 01/18/2012	NZD	2,850,000	1,932,562

			5,867,581
Government - 2.76%
Instituto de Credito Oficial, EMTN
5.00% due 12/07/2009	GBP	1,890,000	3,374,166
Inter-American Development Bank, Series INTL
7.25% due 05/24/2012	NZD	10,585,000	7,265,404
Inter-American Development Bank, Series MPLE
4.25% due 12/02/2012	CAD	480,000	457,886
International Finance Corp., MTN
7.50% due 02/28/2013	AUD	2,810,000	2,333,277

			13,430,733

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $20,790,298)			$19,298,314

COMMON STOCKS - 0.55%

Basic Materials - 0.26%
Smurfit-Stone Container Corp. *		264,738	1,244,269

Communications - 0.23%
Chunghwa Telecom Company, Ltd., ADR *		6,773	160,317
Sirius XM Radio, Inc. *		1,688,351	962,360

			1,122,677
Industrial - 0.06%
Pactiv Corp. *		11,894	295,328

TOTAL COMMON STOCKS (Cost $5,090,418)			$2,662,274

The accompanying notes are an integral part of the financial statements.
372

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

TERM LOANS - 1.30%

Consumer, Cyclical - 0.75%
Delta Airlines, Inc.
5.7188% due 04/30/2014 (b)		$3,159,559	$2,220,728
Great Canadian Gaming Corp.
4.3038% due 02/07/2014 (b)		1,502,125	1,445,795

			3,666,523

Consumer, Non-cyclical - 0.55%
AbitibiBowater, Inc.
11.50% due 03/30/2009 (b)		1,000,000	950,000
Bausch & Lomb, Inc.
8.205% due 04/11/2015 (b)	EUR	447,750	607,493
US Airways Group, Inc.
4.9688% due 03/23/2014 (b)		$1,710,000	1,117,912

			2,675,405

TOTAL TERM LOANS (Cost $6,517,616)			$6,341,928

OPTIONS - 0.63%

Communications - 0.09%
Comcast Corp.
Expiration 01/16/2010 at $25.00 *		30,000,000	420,000

Other - 0.54%
Over The Counter Purchase Call on the EUR vs.
USD
Expiration 02/20/2009 at $1.35 *		65,704,500	1,090,300
Over The Counter Purchase Call on the USD vs.
CAD
Expiration 01/25/2010 at $1.30 *		11,780,000	85,181
Expiration 01/22/2010 at $1.30 *		11,780,000	85,181
Expiration 02/26/2010 at $1.30 *		59,500,000	477,607
Expiration 04/20/2010 at $1.30 *		11,660,000	103,413
Expiration 04/01/2010 at $1.30 *		23,500,000	209,620
Over The Counter Purchase Call on the USD vs.
EUR
Expiration 02/26/2009 at $1.20 *		2,360,000	236,146
Over The Counter Purchase Call on the USD vs.
JPY
Expiration 12/28/2008 at $100.00 *		24,000,000	345,192

			2,632,640

TOTAL OPTIONS (Cost $2,883,985)			$3,052,640

REPURCHASE AGREEMENTS - 8.82%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$42,834,487 on 10/01/2008,
collateralized by $40,755,000
Federal National Mortgage
Association, 6.00% due
04/18/2036 (valued at
$43,690,990, including interest)		$42,833,000	$42,833,000

TOTAL REPURCHASE AGREEMENTS
(Cost $42,833,000)			$42,833,000

Total Investments (Strategic Income Trust)
(Cost $512,956,379) - 97.61%			$474,225,838
Other Assets in Excess of Liabilities - 2.39%			11,612,940

TOTAL NET ASSETS - 100.00%			$485,838,778

Total Bond Market Trust A
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 27.02%

U.S. Treasury Bonds - 6.04%
4.375% due 02/15/2038	$2,587,000	$2,619,943
5.25% due 11/15/2028	4,080,000	4,520,195
5.375% due 02/15/2031	880,000	999,969
7.875% due 02/15/2021	300,000	403,289
9.25% due 02/15/2016	2,150,000	2,943,483

		11,486,879

U.S. Treasury Notes - 20.98%
2.75% due 07/31/2010	4,100,000	4,163,743
3.125% due 09/30/2013	16,830,000	16,945,706
3.375% due 09/15/2009	5,050,000	5,121,806
3.875% due 05/15/2010	3,568,000	3,685,073
4.00% due 08/15/2018	8,866,000	8,992,066
4.625% due 07/31/2009	160,000	163,638
4.75% due 05/15/2014	800,000	873,750

		39,945,782

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $50,776,695)		$51,432,661

U.S. GOVERNMENT AGENCY OBLIGATIONS - 46.07%

Federal Home Loan Bank - 3.33%
3.875% due 01/15/2010 to 06/14/2013	2,725,000	2,723,646
6.00% due 10/01/2036	3,579,349	3,624,650

		6,348,296

Federal Home Loan Mortgage Corp. - 6.49%
4.25% due 07/15/2009	3,300,000	3,319,793
5.892% due 02/01/2037 (b)	2,425,202	2,451,404
6.00% due 06/15/2011	3,250,000	3,469,412
6.018% due 08/01/2037 (b)	2,410,419	2,440,559
6.25% due 07/15/2032	570,000	665,417

		12,346,585

Federal National Mortgage
Association - 36.25%
3.25% due 04/09/2013	2,000,000	1,947,673
4.375% due 10/15/2015	2,850,000	2,838,635
4.50% due 04/01/2021	1,725,371	1,684,461
4.618% due 01/01/2035 (b)	3,055,245	3,074,588
5.00% due 06/01/2018 to 07/01/2036	9,212,264	9,022,468
5.491% due 04/01/2036 (b)	841,157	851,142
5.50% due 08/01/2017 to 04/01/2037	26,236,722	26,229,515
5.692% due 04/01/2037	3,204,892	3,245,815
6.00% due 08/01/2034 to 03/01/2037	12,799,277	12,979,416
6.125% due 03/15/2012	1,275,000	1,376,595
6.375% due 06/15/2009	2,200,000	2,244,708
6.50% due 07/01/2036	983,459	1,009,391
6.625% due 11/15/2030	425,000	513,588
7.125% due 06/15/2010	1,750,000	1,867,278
7.25% due 05/15/2030	100,000	128,671

		69,013,944

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $86,797,538)		$87,708,825

The accompanying notes are an integral part of the financial statements.
373

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS - 0.76%

Brazil - 0.22%
Federative Republic of Brazil
6.00% due 01/17/2017	$440,000	$424,600

Canada - 0.19%
Government of Canada
5.25% due 11/05/2008	150,000	150,502
5.75% due 02/15/2009	200,000	202,480

		352,982

Italy - 0.27%
Republic of Italy
4.50% due 01/21/2015	500,000	513,045

Mexico - 0.08%
Government of Mexico
9.875% due 02/01/2010	150,000	161,625

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $1,459,443)		$1,452,252

CORPORATE BONDS - 21.58%

Basic Materials - 0.84%
Agrium, Inc.
6.75% due 01/15/2019	490,000	480,179
Alcoa, Inc.
6.75% due 07/15/2018	310,000	297,553
ArcelorMittal
5.375% due 06/01/2013 (g)	320,000	302,303
E.I. Du Pont de Nemours & Company
6.50% due 01/15/2028	200,000	192,957
Rio Tinto Finance USA, Ltd.
6.50% due 07/15/2018	350,000	330,963

		1,603,955

Communications - 2.71%
AT&T, Inc.
5.50% due 02/01/2018	500,000	445,260
6.30% due 01/15/2038	205,000	169,781
BellSouth Corp.
4.20% due 09/15/2009	200,000	197,288
British Telecommunications PLC
5.95% due 01/15/2018	170,000	150,758
8.625% due 12/15/2030	250,000	249,396
Cisco Systems, Inc.
5.25% due 02/22/2011	350,000	357,291
Cox Communications, Inc.
4.625% due 01/15/2010	200,000	197,061
Deutsche Telekom International Finance BV
8.25% due 06/15/2030	250,000	241,765
News America, Inc.
6.65% due 11/15/2037	170,000	142,583
SBC Communications, Inc.
5.625% due 06/15/2016	400,000	370,444
Sprint Capital Corp.
6.875% due 11/15/2028	400,000	268,000
Time Warner Companies, Inc.
7.25% due 10/15/2017	400,000	367,123
Verizon Communications, Inc.
5.25% due 04/15/2013	250,000	240,960
7.375% due 09/01/2012	450,000	464,526

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Communications (continued)
Viacom, Inc.
6.875% due 04/30/2036	$275,000	$220,462
7.875% due 07/30/2030	330,000	272,634
Vivendi
5.75% due 04/04/2013	305,000	298,208
Walt Disney Company, MTN
5.625% due 09/15/2016	500,000	494,291

		5,147,831

Consumer, Cyclical - 0.88%
DaimlerChrysler North America Holding
7.20% due 09/01/2009	200,000	202,136
Macys Retail Holdings, Inc.
6.625% due 04/01/2011	300,000	291,620
Target Corp.
7.50% due 08/15/2010	700,000	746,497
Wal-Mart Stores, Inc.
7.55% due 02/15/2030	250,000	271,189
Yum! Brands, Inc.
6.25% due 03/15/2018	170,000	157,630

		1,669,072

Consumer, Non-cyclical - 2.50%
Anheuser Busch Company, Inc.
9.00% due 12/01/2009	300,000	305,649
Archer-Daniels-Midland Company
7.00% due 02/01/2031	300,000	289,158
AstraZeneca PLC
5.90% due 09/15/2017	390,000	384,007
Coca-Cola Enterprises, Inc.
8.50% due 02/01/2022	505,000	581,798
Covidien International Finance SA
6.00% due 10/15/2017	500,000	493,997
General Mills, Inc.
5.25% due 08/15/2013	360,000	357,226
Johnson & Johnson
5.85% due 07/15/2038	310,000	301,437
Kraft Foods, Inc.
5.25% due 10/01/2013	500,000	480,687
Kroger Company
6.40% due 08/15/2017	200,000	191,768
SABMiller PLC
6.50% due 07/15/2018 (g)	310,000	293,659
Safeway, Inc.
6.35% due 08/15/2017	520,000	503,968
Science Applications International Corp.
5.50% due 07/01/2033	300,000	241,582
Tesco PLC
6.15% due 11/15/2037 (g)	235,000	192,959
WellPoint, Inc.
6.375% due 06/15/2037	170,000	145,448

		4,763,343

Energy - 2.36%
Anadarko Finance Company, Series B
6.75% due 05/01/2011	585,000	598,685
Apache Corp.
6.00% due 09/15/2013	295,000	294,013
Cameron International Corp.
7.00% due 07/15/2038	340,000	284,938

The accompanying notes are an integral part of the financial statements.
374

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Energy (continued)
Devon Financing Corp., ULC
6.875% due 09/30/2011	$400,000	$417,224
Kinder Morgan Energy Partners LP
5.85% due 09/15/2012	415,000	403,129
Pemex Project Funding Master Trust
7.375% due 12/15/2014	300,000	314,814
Petro-Canada
6.05% due 05/15/2018	500,000	436,456
Talisman Energy, Inc.
6.25% due 02/01/2038	200,000	155,336
Texas Eastern Transmission LP
6.00% due 09/15/2017 (g)	190,000	181,380
TransCanada PipeLines, Ltd.
4.00% due 06/15/2013	520,000	482,622
5.85% due 03/15/2036	200,000	165,044
Weatherford International, Ltd.
5.50% due 02/15/2016	430,000	394,126
XTO Energy, Inc.
5.50% due 06/15/2018	415,000	366,834

		4,494,601

Financial - 6.47%
Allstate Corp.
7.20% due 12/01/2009	400,000	406,213
AMB Property LP, MTN
6.30% due 06/01/2013	300,000	290,214
American Express Bank FSB, BKNT
6.00% due 09/13/2017	525,000	438,458
American Express Credit Corp., Series C
7.30% due 08/20/2013	380,000	366,520
American International Group, Inc.
8.25% due 08/15/2018 (g)	290,000	168,482
Bank of America Corp.
5.42% due 03/15/2017	499,000	397,205
7.80% due 02/15/2010	300,000	294,838
Bank One Corp.
7.875% due 08/01/2010	550,000	563,962
Capital One Financial Corp., MTN
5.70% due 09/15/2011	250,000	221,386
Citigroup, Inc.
5.875% due 02/22/2033	360,000	235,905
Duke Realty LP
5.95% due 02/15/2017	225,000	201,411
General Electric Capital Corp.
6.125% due 02/22/2011	750,000	745,276
Hartford Financial Services Group, Inc.
5.95% due 10/15/2036	230,000	176,764
HSBC Finance Corp.
8.00% due 07/15/2010	700,000	714,316
International Lease Finance Corp., MTN
5.45% due 03/24/2011	185,000	138,772
John Deere Capital Corp.
5.10% due 01/15/2013	500,000	490,411
Keycorp, MTN
6.50% due 05/14/2013	500,000	359,932
KFW International Finance, Inc.
3.25% due 03/30/2009	150,000	148,967
Lehman Brothers Holdings, Inc., MTN
5.75% due 04/25/2011 ^	200,000	25,000

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Marsh & McLennan Companies, Inc.
4.85% due 02/15/2013	$200,000	$184,750
Merrill Lynch & Company, Inc.
6.875% due 11/15/2018	400,000	344,262
Merrill Lynch & Company, Inc., MTN
6.875% due 04/25/2018	262,000	231,804
MetLife, Inc., Series A
6.817% due 08/15/2018	460,000	435,254
Morgan Stanley
6.75% due 04/15/2011	900,000	666,103
Morgan Stanley, MTN
5.95% due 12/28/2017	425,000	266,240
6.625% due 04/01/2018	193,000	127,726
PartnerRe Finance A LLC
6.875% due 06/01/2018	500,000	484,545
ProLogis
5.50% due 04/01/2012	600,000	575,339
5.625% due 11/15/2016	180,000	153,326
Realty Income Corp.
5.95% due 09/15/2016	135,000	119,438
Royal Bank of Scotland Group PLC
5.00% due 11/12/2013	300,000	294,081
Simon Property Group LP
5.875% due 03/01/2017	245,000	216,560
Unilever Capital Corp.
7.125% due 11/01/2010	400,000	426,776
US Bank NA, BKNT
6.375% due 08/01/2011	400,000	403,770
Vornado Realty LP
5.60% due 02/15/2011	500,000	490,898
Wells Fargo Bank NA
6.45% due 02/01/2011	500,000	507,640

		12,312,544

Industrial - 2.80%
Boeing Company
8.75% due 09/15/2031	100,000	124,260
Canadian National Railway Company
6.375% due 10/15/2011	150,000	155,070
Caterpillar, Inc.
7.25% due 09/15/2009	200,000	205,155
Commercial Metals Company
7.35% due 08/15/2018	450,000	424,947
CRH America, Inc.
6.00% due 09/30/2016	540,000	465,362
8.125% due 07/15/2018	330,000	323,758
CSX Corp.
6.25% due 04/01/2015	625,000	595,401
General Electric Company
5.00% due 02/01/2013	800,000	736,814
Honeywell International, Inc.
7.50% due 03/01/2010	200,000	210,337
Ingersoll-Rand Global Holding Company, Ltd.
6.875% due 08/15/2018	450,000	443,476
Northrop Grumman Corp.
7.75% due 03/01/2016	350,000	385,324
Stanley Works
6.15% due 10/01/2013	490,000	487,295

The accompanying notes are an integral part of the financial statements.
375

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Industrial (continued)
Tyco Electronics Group SA
6.00% due 10/01/2012	$205,000	$202,036
6.55% due 10/01/2017	600,000	577,372

		5,336,607

Technology - 0.55%
Dell, Inc.
4.70% due 04/15/2013 (g)	450,000	433,450
International Business Machines Corp.
4.25% due 09/15/2009	200,000	201,769
Oracle Corp.
5.75% due 04/15/2018	450,000	417,827

		1,053,046

Utilities - 2.47%
Appalachian Power Company
7.00% due 04/01/2038	180,000	168,400
Constellation Energy Group, Inc.
7.60% due 04/01/2032	180,000	163,669
Dominion Resources, Inc.
5.00% due 03/15/2013	240,000	231,410
Duke Energy Corp.
5.625% due 11/30/2012	400,000	405,120
E.ON International Finance BV
5.80% due 04/30/2018 (g)	1,180,000	1,127,795
Exelon Corp.
6.75% due 05/01/2011	395,000	397,970
FirstEnergy Corp.
7.375% due 11/15/2031	450,000	418,384
Indiana Michigan Power Company
6.05% due 03/15/2037	250,000	203,926
Israel Electric Corp., Ltd.
7.25% due 01/15/2019 (g)	520,000	520,850
NiSource Finance Corp.
6.80% due 01/15/2019	500,000	454,171
Oncor Electric Delivery Company
7.50% due 09/01/2038 (g)	460,000	384,795
Progress Energy, Inc.
7.10% due 03/01/2011	225,000	231,192

		4,707,682

TOTAL CORPORATE BONDS (Cost $44,362,212)		$41,088,681

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.60%
Banc of America Commercial Mortgage, Inc.,
Series 2006-1, Class AM
5.421% due 09/10/2045	200,000	162,079
Banc of America Commercial Mortgage, Inc.,
Series 2006-3, Class A4
5.889% due 07/10/2044	1,300,000	1,176,872
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW11, Class AM
5.6232% due 03/11/2039 (b)	200,000	163,535
Citigroup Commercial Mortgage Trust, Series
2006-C4, Class A1
5.9151% due 03/15/2049 (b)	443,382	436,373
Citigroup/Deutsche Bank Commercial Mortgage,
Series 2006-CD2, Class AM
5.5916% due 01/15/2046 (b)	200,000	162,677

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GS Mortgage Securities Corp. II, Series 2006-GG6,
Class AM
5.622% due 04/10/2038	$200,000	$164,598
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP5, Class A4
5.3445% due 12/15/2044 (b)	860,000	778,941
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP8, Class A3B
5.447% due 05/15/2045	205,000	186,765
LB-UBS Commercial Mortgage Trust, Series
2000-C3, Class A2
7.95% due 05/15/2025	963,302	981,434
Merrill Lynch Mortgage Trust, Series 2008-C1,
Class A4
5.69% due 02/12/2051	460,000	388,751
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C24, Class A2
5.506% due 03/15/2045	30,614	29,886
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class A1
5.405% due 07/15/2045	325,173	318,814

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $5,475,611)		$4,950,725

ASSET BACKED SECURITIES - 1.26%
American Express Issuance Trust, Series 2008-1,
Class A
3.4376% due 12/15/2010 (b)	500,000	496,043
Bank of America Credit Card Trust, Series
2008-A3, Class A3
3.2375% due 08/15/2011 (b)	685,000	684,373
CNH Equipment Trust, Series 2008-B, Class A2B
3.4875% due 04/15/2011 (b)	680,000	674,646
Credit-Based Asset Servicing and Securitization,
Series 2006-CB2, Class AF2
5.501% due 12/25/2036	209,608	190,680
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-2, Class A1
5.773% due 06/12/2046	251,916	249,120
Renaissance Home Equity Loan Trust, Series
2006-1, Class AF2
5.533% due 05/25/2036	17,103	16,971
Renaissance Home Equity Loan Trust, Series
2006-1, Class AF3
5.608% due 05/25/2036	100,000	94,980

TOTAL ASSET BACKED SECURITIES
(Cost $2,444,244)		$2,406,813

The accompanying notes are an integral part of the financial statements.
376

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 2.14%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$4,071,141 on 10/01/2008,
collateralized by $3,785,000
Federal National Mortgage
Association, 5.625% due
07/15/2037 (valued at $4,154,567,
including interest)	$4,071,000	$4,071,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,071,000)		$4,071,000

Total Investments (Total Bond Market Trust A)
(Cost $195,386,743) - 101.43%		$193,110,957
Liabilities in Excess of Other Assets - (1.43)%		(2,730,272)

TOTAL NET ASSETS - 100.00%		$190,380,685

Total Bond Market Trust B
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 20.46%
U.S. Treasury Bonds - 13.21%
4.375% due 02/15/2038	$1,910,000	$1,934,322
5.25% due 11/15/2028	250,000	276,973
6.25% due 05/15/2030	300,000	376,781
6.625% due 02/15/2027	295,000	375,802
6.75% due 08/15/2026	775,000	994,967
7.50% due 11/15/2016	1,870,000	2,350,064
7.875% due 02/15/2021	900,000	1,209,867
8.75% due 08/15/2020	1,400,000	1,987,234
8.875% due 08/15/2017	1,550,000	2,121,925
9.25% due 02/15/2016	3,550,000	4,860,170
11.25% due 02/15/2015	2,010,000	2,915,443
11.75% due 11/15/2014	465,000	515,896
13.25% due 05/15/2014	1,200,000	1,283,626

		21,203,070

U.S. Treasury Notes - 7.25%
3.125% due 09/30/2013	7,185,000	7,234,397
3.25% due 12/31/2009	1,000,000	1,016,562
3.875% due 05/15/2010	200,000	206,563
4.00% due 08/15/2018	490,000	496,967
5.00% due 02/15/2011 to 08/15/2011	2,485,000	2,671,463

		11,625,952

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $32,226,628)		$32,829,022

U.S. GOVERNMENT AGENCY OBLIGATIONS - 48.19%

Federal Home Loan Bank - 1.65%
3.875% due 01/15/2010 to 06/14/2013	2,650,000	2,649,435

Federal Home Loan Mortgage Corp. - 7.55%
4.00% due 05/01/2009	52,159	51,856
4.25% due 07/15/2009	2,650,000	2,665,895
4.50% due 05/01/2024 to 10/01/2033	526,769	500,411
5.00% due 10/01/2009 to 04/01/2024	395,652	387,514
5.50% due 02/01/2023	239,596	239,474

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp.
(continued)
5.75% due 01/15/2012	$1,200,000	$1,279,891
5.892% due 02/01/2037 (b)	2,425,201	2,451,403
6.00% due 01/01/2009 to 06/01/2022	1,070,673	1,139,346
6.018% due 08/01/2037 (b)	2,410,419	2,440,559
6.25% due 07/15/2032	450,000	525,329
6.50% due 11/01/2015 to 06/01/2021	142,499	148,074
7.00% due 02/01/2016 to 04/01/2032	188,491	199,078
7.50% due 02/01/2016 to 03/01/2032	59,366	63,184
8.00% due 02/01/2030	8,842	9,481
8.50% due 10/01/2031	13,430	14,539

		12,116,034

Federal National Mortgage
Association - 36.29%
3.25% due 04/09/2013	1,000,000	973,837
4.00% due 11/01/2010 to 08/01/2020	1,322,460	1,263,236
4.50% due 12/01/2020 to 06/01/2034	4,246,264	4,127,463
4.618% due 01/01/2035 (b)	3,147,828	3,167,757
5.00% due 07/01/2020 to 12/01/2034	10,399,855	10,213,268
5.491% due 04/01/2036 (b)	757,041	766,027
5.50% due 01/01/2009 to 09/01/2036	14,636,887	14,622,180
5.692% due 04/01/2037	4,959,952	5,023,286
6.00% due 10/01/2013 to 05/01/2035	5,786,308	5,880,112
6.125% due 03/15/2012	2,300,000	2,483,270
6.25% due 05/15/2029	415,000	477,786
6.375% due 06/15/2009	2,800,000	2,856,901
6.50% due 02/01/2015 to 02/01/2036	2,570,286	2,645,098
6.625% due 09/15/2009 to 11/15/2030	2,130,000	2,261,983
7.00% due 12/01/2012 to 10/01/2032	427,981	446,114
7.125% due 01/15/2030	209,000	264,537
7.25% due 05/15/2030	450,000	579,019
7.50% due 10/01/2015 to 08/01/2031	105,777	113,101
8.00% due 08/01/2030 to 09/01/2031	46,704	49,968
8.50% due 09/01/2030	6,654	7,221

		58,222,164

Government - 0.32%
6.75% due 11/01/2025	260,000	309,668
8.60% due 09/26/2019	150,000	196,272

		505,940

Government National Mortgage
Association - 2.38%
4.50% due 05/15/2019 to 08/15/2033	154,807	148,729
5.00% due 05/15/2018 to 06/15/2034	772,764	760,501
5.50% due 11/15/2032 to 11/15/2034	1,308,504	1,312,998
6.00% due 04/15/2017 to 07/15/2034	822,227	839,200
6.50% due 01/15/2016 to 01/15/2033	453,047	474,226
7.00% due 08/15/2029 to 05/15/2032	199,341	209,223
7.50% due 08/15/2029 to 01/15/2031	50,197	53,437
8.00% due 04/15/2031	10,101	10,968
8.50% due 09/15/2030	6,756	7,441
9.00% due 01/15/2031	3,995	4,405

		3,821,128

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $75,596,296)		$77,314,701

The accompanying notes are an integral part of the financial statements.
377

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS - 1.81%

Brazil - 0.25%
Federative Republic of Brazil
6.00% due 01/17/2017	$410,000	$395,650

Canada - 0.53%
Government of Canada
5.25% due 11/05/2008	125,000	125,419
Province of Manitoba Canada
9.625% due 12/01/2018	300,000	425,310
Province of Quebec Canada
7.50% due 07/15/2023	100,000	123,535
Province of Quebec Canada
7.125% due 02/09/2024	150,000	180,120

		854,384

Italy - 0.35%
Republic of Italy
6.875% due 09/27/2023	460,000	556,842

Malaysia - 0.03%
Government of Malaysia
8.75% due 06/01/2009	50,000	51,452

Mexico - 0.65%
Government of Mexico
9.875% due 02/01/2010	970,000	1,045,175

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $2,850,043)		$2,903,503

CORPORATE BONDS - 23.92%

Basic Materials - 0.93%
Agrium, Inc.
6.75% due 01/15/2019	420,000	411,582
Alcan Aluminum, Ltd.
6.125% due 12/15/2033	200,000	165,158
Alcoa, Inc.
6.75% due 07/15/2018	290,000	278,356
E.I. Du Pont de Nemours & Company
6.50% due 01/15/2028	150,000	144,717
Eastman Chemical Company
7.60% due 02/01/2027	50,000	51,752
MeadWestvaco Corp.
6.85% due 04/01/2012	100,000	100,208
7.10% due 11/15/2009	35,000	35,407
Rio Tinto Finance USA, Ltd.
6.50% due 07/15/2018	320,000	302,595

		1,489,775

Communications - 3.60%
Ameritech Capital Funding
6.875% due 10/15/2027	60,000	60,852
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	300,000	315,822
AT&T, Inc.
5.50% due 02/01/2018	500,000	445,260
6.30% due 01/15/2038	210,000	173,922
BellSouth Corp.
6.875% due 10/15/2031	200,000	179,406
British Telecommunications PLC
5.95% due 01/15/2018	175,000	155,192
8.625% due 12/15/2030	230,000	229,445

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Communications (continued)
Comcast Cable Communications
8.875% due 05/01/2017	$75,000	$78,985
Deutsche Telekom International Finance BV
8.75 due 06/15/2030	346,000	334,603
France Telecom SA
8.50% due 03/01/2031	100,000	108,490
GTE Corp.
6.94% due 04/15/2028	100,000	84,851
News America Holdings
7.70% due 10/30/2025	100,000	99,186
8.00% due 10/17/2016	250,000	260,424
News America, Inc.
6.65% due 11/15/2037	175,000	146,777
Sprint Capital Corp.
6.875% due 11/15/2028	150,000	100,500
7.625% due 01/30/2011	300,000	273,000
Tele-Communications-TCI Group
7.125% due 02/15/2028	70,000	62,749
Telefonica Europe BV
8.25% due 09/15/2030	100,000	100,518
Time Warner Companies, Inc.
7.25% due 10/15/2017	350,000	321,233
Time Warner Entertainment Company LP
8.375% due 07/15/2033	200,000	190,131
Time Warner, Inc.
7.625% due 04/15/2031	75,000	65,127
Verizon Communications, Inc.
5.25% due 04/15/2013	250,000	240,960
Verizon Global Funding Corp.
4.375% due 06/01/2013	370,000	341,221
7.25% due 12/01/2010	230,000	239,336
Viacom, Inc.
6.875% due 04/30/2036	145,000	116,243
7.875% due 07/30/2030	280,000	231,325
Vivendi
5.75% due 04/04/2013	305,000	298,208
Vodafone Group PLC
7.75% due 02/15/2010	500,000	515,340

		5,769,106

Consumer, Cyclical - 0.85%
DaimlerChrysler North America Holding
7.20% due 09/01/2009	650,000	656,941
Macys Retail Holdings, Inc.
6.625% due 04/01/2011	200,000	194,414
Target Corp.
6.75% due 01/01/2028	25,000	23,928
7.50% due 08/15/2010	100,000	106,642
Wal-Mart Stores, Inc.
6.75% due 10/15/2023	100,000	101,800
7.55% due 02/15/2030	110,000	119,323
Yum! Brands, Inc.
6.25% due 03/15/2018	170,000	157,630

		1,360,678

Consumer, Non-cyclical - 3.68%
Anheuser Busch Company, Inc.
9.00% due 12/01/2009	470,000	478,850
Archer-Daniels-Midland Company
7.00% due 02/01/2031	385,000	371,087

The accompanying notes are an integral part of the financial statements.
378

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Non-cyclical (continued)
Coca-Cola Enterprises, Inc.
8.50% due 02/01/2022	$430,000	$495,393
ConAgra Foods, Inc.
5.819% due 06/15/2017	62,000	58,709
7.875% due 09/15/2010	167,000	176,235
9.75% due 03/01/2021	13,000	14,790
Covidien International Finance SA
6.00% due 10/15/2017	530,000	523,636
Eli Lilly & Company
7.125% due 06/01/2025	80,000	92,088
General Mills, Inc.
5.25% due 08/15/2013	330,000	327,458
6.00% due 02/15/2012	250,000	254,827
Johnson & Johnson
5.85% due 07/15/2038	290,000	281,989
Kellogg Company, Series B
7.45% due 04/01/2031	100,000	109,640
Kraft Foods, Inc.
5.25% due 10/01/2013	325,000	312,446
Kroger Company
6.40% due 08/15/2017	210,000	201,357
Pepsi Bottling Group, Inc., Series B
7.00% due 03/01/2029	100,000	105,250
Procter & Gamble Company
6.45% due 01/15/2026	100,000	105,721
SABMiller PLC
6.50% due 07/15/2018 (g)	290,000	274,713
Safeway, Inc.
5.80% due 08/15/2012	150,000	151,998
6.35% due 08/15/2017	535,000	518,506
Sara Lee Corp.
6.25% due 09/15/2011	100,000	100,837
Schering Plough Corp.
5.55% due 12/01/2013	250,000	241,759
Tesco PLC
6.15% due 11/15/2037 (g)	245,000	201,170
The Kroger Company
8.05% due 02/01/2010	150,000	154,052
WellPoint, Inc.
6.375% due 06/15/2037	175,000	149,725
Wyeth
5.50% due 03/15/2013	200,000	202,113

		5,904,349

Energy - 2.45%
Anadarko Finance Company, Series B
6.75% due 05/01/2011	515,000	527,048
Apache Corp.
6.00% due 09/15/2013	245,000	244,180
Cameron International Corp.
7.00% due 07/15/2038	320,000	268,177
ConocoPhillips
6.65% due 07/15/2018	50,000	51,515
Devon Financing Corp., ULC
6.875% due 09/30/2011	400,000	417,224
Norsk Hydro ASA
7.25% due 09/23/2027	75,000	81,097
Occidental Petroleum Corp.
6.75% due 01/15/2012	265,000	285,662

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Energy (continued)
Pemex Project Funding Master Trust
7.375% due 12/15/2014	$260,000	$272,839
Petro-Canada
6.05% due 05/15/2018	500,000	436,456
Talisman Energy, Inc.
6.25% due 02/01/2038	610,000	473,774
Tosco Corp.
8.125% due 02/15/2030	110,000	122,419
TransCanada PipeLines, Ltd.
5.85% due 03/15/2036	85,000	70,144
Weatherford International, Ltd.
5.50% due 02/15/2016	350,000	320,800
XTO Energy, Inc.
5.50% due 06/15/2018	415,000	366,834

		3,938,169

Financial - 6.87%
Allstate Corp.
7.20% due 12/01/2009	170,000	172,641
American Express Bank FSB, BKNT
6.00% due 09/13/2017	350,000	292,305
American Express Credit Corp., Series C
7.30% due 08/20/2013	350,000	337,584
American International Group, Inc.
8.25% due 08/15/2018 (g)	280,000	162,672
AXA SA
8.60% due 12/15/2030	120,000	116,536
Bank of America Corp.
5.42% due 03/15/2017	300,000	238,801
Bank One Corp.
7.875% due 08/01/2010	300,000	307,616
Citigroup, Inc.
5.875% due 02/22/2033	220,000	144,164
6.625% due 01/15/2028	100,000	70,766
Credit Suisse First Boston USA, Inc.
6.50% due 01/15/2012	400,000	394,718
FleetBoston Financial Corp.
6.70% due 07/15/2028	75,000	68,055
7.375% due 12/01/2009	100,000	101,833
General Electric Capital Corp.
6.125% due 02/22/2011	1,150,000	1,142,756
Goldman Sachs Group, Inc.
6.345% due 02/15/2034	160,000	105,131
7.35% due 10/01/2009	500,000	484,793
Hartford Financial Services Group, Inc.
6.10% due 10/01/2041	50,000	37,697
HSBC Finance Corp.
5.875% due 02/01/2009	280,000	277,124
8.00% due 07/15/2010	350,000	357,158
HSBC Holdings PLC
7.50% due 07/15/2009	150,000	150,794
John Deere Capital Corp.
5.10% due 01/15/2013	170,000	166,740
6.00% due 02/15/2009	60,000	60,255
Keycorp, MTN
6.50% due 05/14/2013	500,000	359,933
KFW International Finance, Inc.
3.25% due 03/30/2009	500,000	496,558

The accompanying notes are an integral part of the financial statements.
379

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Marsh & McLennan Companies, Inc.
4.85% due 02/15/2013	$240,000	$221,700
MBNA Corp.
5.00% due 06/15/2015	250,000	203,677
Merrill Lynch & Company, Inc.
5.45% due 07/15/2014	170,000	146,821
6.875% due 11/15/2018	120,000	103,278
Merrill Lynch & Company, Inc., MTN
6.875% due 04/25/2018	260,000	230,035
MetLife, Inc., Series A
6.817% due 08/15/2018	420,000	397,406
Morgan Stanley
6.75% due 04/15/2011	250,000	185,029
Morgan Stanley, MTN
5.95% due 12/28/2017	255,000	159,744
6.625% due 04/01/2018	175,000	115,813
Nationsbank Corp.
7.75% due 08/15/2015	400,000	391,923
ProLogis
5.50% due 04/01/2012	600,000	575,339
5.625% due 11/15/2016	185,000	157,585
Royal Bank of Scotland Group PLC
5.00% due 11/12/2013	300,000	294,081
6.40% due 04/01/2009	150,000	150,801
Simon Property Group LP
5.875% due 03/01/2017	255,000	225,399
SMBC International Finance NV
8.50% due 06/15/2009	100,000	102,411
Torchmark Corp.
8.25% due 08/15/2009	100,000	103,158
Toyota Motor Credit Corp.
5.50% due 12/15/2008	60,000	60,000
Travelers Property Casualty Corp.
7.75% due 04/15/2026	50,000	50,766
Unilever Capital Corp.
7.125% due 11/01/2010	200,000	213,388
US Bank NA, BKNT
6.375% due 08/01/2011	325,000	328,063
Wells Fargo Bank NA
6.45% due 02/01/2011	550,000	558,404

		11,021,451

Industrial - 2.26%
Boeing Company
8.75% due 09/15/2031	90,000	111,834
Canadian National Railway Company
6.375% due 10/15/2011	300,000	310,140
Caterpillar, Inc.
5.30% due 09/15/2035	62,000	50,773
Commercial Metals Company
7.35% due 08/15/2018	410,000	387,174
CRH America, Inc.
8.125% due 07/15/2018	300,000	294,326
CSX Corp.
6.25% due 04/01/2015	620,000	590,638
Honeywell International, Inc.
7.50% due 03/01/2010	75,000	78,877
Ingersoll-Rand Global Holding Company, Ltd.
6.875% due 08/15/2018	410,000	404,056

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Industrial (continued)
Northrop Grumman Corp.
7.75% due 03/01/2016	$75,000	$82,569
Stanley Works
6.15% due 10/01/2013	410,000	407,736
Tyco Electronics Group SA
6.55% due 10/01/2017	600,000	577,372
Union Pacific Corp.
6.625% due 02/01/2029	85,000	79,986
United Technologies Corp.
6.10% due 05/15/2012	180,000	186,301
8.875% due 11/15/2019	50,000	61,243

		3,623,025

Technology - 0.59%
Dell, Inc.
4.70% due 04/15/2013 (g)	450,000	433,450
International Business Machines Corp.
7.00% due 10/30/2025	100,000	104,787
Oracle Corp.
5.75% due 04/15/2018	445,000	413,185

		951,422

Utilities - 2.69%
Alabama Power Company
5.70% due 02/15/2033	80,000	70,466
CalEnergy Company, Inc.
8.48% due 09/15/2028	60,000	66,044
Cincinnati Gas & Electric Company
5.70% due 09/15/2012	300,000	298,671
Constellation Energy Group, Inc.
7.00% due 04/01/2012	240,000	242,388
Dominion Resources, Inc.
5.00% due 03/15/2013	250,000	241,052
Duke Energy Corp.
5.625% due 11/30/2012	400,000	405,120
E.ON International Finance BV
5.80% due 04/30/2018 (g)	275,000	262,833
FirstEnergy Corp.
7.375% due 11/15/2031	246,000	228,717
Hydro Quebec, Series HY
8.40% due 01/15/2022	100,000	133,539
Indiana Michigan Power Company
6.05% due 03/15/2037	187,000	152,537
Israel Electric Corp., Ltd.
7.25% due 01/15/2019 (g)	505,000	505,826
Niagara Mohawk Power Corp., Series G
7.75% due 10/01/2008	200,000	200,000
NiSource Finance Corp.
6.80% due 01/15/2019	500,000	454,171
Oncor Electric Delivery Company
6.375% due 05/01/2012	400,000	383,352
7.50% due 09/01/2038 (g)	400,000	334,604
Progress Energy, Inc.
7.10% due 03/01/2011	235,000	241,467
United Utilities PLC
6.875% due 08/15/2028	100,000	96,602

		4,317,389

TOTAL CORPORATE BONDS (Cost $41,286,699)		$38,375,364

The accompanying notes are an integral part of the financial statements.
380

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.29%
Bear Stearns Commercial Mortgage Securities,
Series 2004-PWR3, Class A4
4.715% due 02/11/2041	$500,000	$458,506
Chase Commercial Mortgage Securities Corp.,
Series 2000-2, Class A2
7.631% due 07/15/2032	300,000	306,131
Citigroup Commercial Mortgage Trust, Series
2006-C4, Class A1
5.9151% due 03/15/2049 (b)	443,382	436,373
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP5, Class A4
5.3445% due 12/15/2044 (b)	835,000	756,297
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2004-CB8, Class A4
4.404% due 01/12/2039 (b)	400,000	356,059
LB Commercial Conduit Mortgage Trust,
Series 1999-C2, Class A2
7.325% due 10/15/2032	274,211	276,042
Merrill Lynch Mortgage Trust, Series 2008-C1,
Class A4
5.69% due 02/12/2051	440,000	371,849
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class AM
5.8412% due 05/12/2039 (b)	800,000	660,631
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493% due 02/11/2036	450,000	413,923
Salomon Brothers Mortgage Securities VII,
Series 2000-C1, Class A2
7.52% due 12/18/2009 (b)	276,977	279,509
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	493,622	495,996
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C11, Class A5
5.215% due 01/15/2041 (b)	500,000	461,729

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $5,826,363)		$5,273,045

ASSET BACKED SECURITIES - 2.02%
American Express Issuance Trust, Series 2008-1,
Class A
3.4376% due 12/15/2010 (b)	515,000	510,924
Bank of America Credit Card Trust, Series
2008-A3, Class A3
3.2375% due 08/15/2011 (b)	665,000	664,391
CNH Equipment Trust, Series 2008-B, Class A2B
3.4875% due 04/15/2011 (b)	680,000	674,646
Detroit Edison Securitization Funding, LLC,
Series 2001-1, Class A6
6.62% due 03/01/2016	250,000	251,561
GE Capital Commercial Mortgage Corp.,
Series 2001-2, Class A4
6.29% due 08/11/2033 (b)	550,000	548,734
Massachusetts RRB Special Purpose Trust,
Series 1999-1, Class A5
7.03% due 03/15/2012	90,140	92,357

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-2, Class A1
5.773% due 06/12/2046	$503,832	$498,241

TOTAL ASSET BACKED SECURITIES
(Cost $3,350,010)		$3,240,854

SUPRANATIONAL OBLIGATIONS - 0.33%

Government - 0.33%
African Development Bank
6.875% due 10/15/2015	35,000	39,839
Asian Development Bank
5.593% due 07/16/2018	250,000	268,856
Inter-American Development Bank
8.50% due 03/15/2011	200,000	222,950

		531,645

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $515,831)		$531,645

Total Investments (Total Bond Market Trust B)
(Cost $161,651,870) - 100.02%		$160,468,134
Liabilities in Excess of Other Assets - (0.02)%		(28,368)

TOTAL NET ASSETS - 100.00%		$160,439,766

Total Return Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 0.86%

Treasury Inflation-Protected
Securities (d) - 0.86%
1.75% due 01/15/2028	$4,514,054	$3,938,160
2.00% due 07/15/2014	11,626,200	11,597,135
2.625% due 07/15/2017	3,183,390	3,278,395

		18,813,690

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $19,357,309)		$18,813,690

U.S. GOVERNMENT AGENCY OBLIGATIONS - 78.13%

Federal Home Loan Mortgage Corp. - 8.98%
3.927% due 06/01/2034 (b)	660,945	666,142
4.875% due 06/13/2018	4,200,000	4,240,126
5.00% due 05/01/2018 to 12/01/2018	2,287,703	2,287,971
5.50% due 04/01/2037 to 09/01/2038	29,896,649	29,752,602
5.50% TBA **	105,500,000	104,832,385
6.00% due 03/01/2016 to 08/01/2038	52,657,332	53,326,323
6.695% due 01/01/2029 (b)	341,952	346,821
5.00% due 12/14/2018	2,300,000	2,151,817

		197,604,187

Federal National Mortgage

Association - 68.42%
4.49% due 06/01/2043 (b)	2,001,141	2,000,547
4.547% due 05/01/2036 (b)	3,999,517	4,039,338
4.564% due 09/01/2035 (b)	5,360,076	5,397,246
4.69% due 10/01/2040 (b)	356,362	358,281
4.818% due 09/01/2035 (b)	764,837	743,356

The accompanying notes are an integral part of the financial statements.
381

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal National Mortgage
Association (continued)
5.00% due 11/01/2017 to 10/14/2038		$209,904,742	$206,087,462
5.00% TBA **		176,500,000	171,758,795
5.068% due 05/01/2035 (b)		738,088	725,514
5.50% due 11/01/2016 to 08/01/2038		375,555,388	374,962,085
5.50% TBA **		339,000,000	337,600,469
6.00% due 03/01/2016 to 07/01/2038		181,918,154	184,368,572
6.00% TBA **		202,000,000	204,588,024
6.116% due 07/01/2009 (b)		29,170	29,067
6.50% due 03/01/2036 to 10/14/2038		12,184,364	12,566,171

			1,505,224,927

Government National Mortgage
Association - 0.43%
4.75% due 01/20/2032 to 02/20/2032 (b)		928,715	922,012
5.00% due 11/20/2034 to 03/20/2035		1,308,925	1,146,412
5.125% due 10/20/2029 to 11/20/2029 (b)		578,769	576,131
5.375% due 05/20/2023 to 05/20/2030 (b)		903,378	913,309
5.625% due 09/20/2021 (b)		82,703	82,913
6.00% due 04/15/2037 to 08/15/2038		5,695,555	5,786,260

			9,427,037

Small Business Administration - 0.30%
4.504% due 02/10/2014		594,471	566,937
4.88% due 11/01/2024		145,324	141,578
5.13% due 07/01/2023		245,807	243,130
5.52% due 06/01/2024		4,964,735	5,001,213
6.344% due 08/10/2011		545,788	556,219
7.449% due 08/01/2010		50,846	51,660

			6,560,737

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,715,327,906)		$ 1,718,816,888

FOREIGN GOVERNMENT OBLIGATIONS - 0.07%

Brazil - 0.05%
Federative Republic of Brazil
10.25% due 01/10/2028	BRL	2,600,000	1,200,326

South Africa - 0.02%
Republic of South Africa
5.875% due 05/30/2022		$500,000	432,500

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $2,019,776)			$1,632,826

CORPORATE BONDS - 25.29%

Basic Materials - 0.39%
Corporacion Nacional Del Cobre de Chile -
CODELCO
6.15% due 10/24/2036 (g)		400,000	355,868
Nucor Corp.
5.75% due 12/01/2017		5,200,000	4,988,750
Rohm & Haas Company
6.00% due 09/15/2017		2,100,000	1,951,423
Vale Overseas, Ltd.
6.25% due 01/23/2017		700,000	654,108
6.875% due 11/21/2036		700,000	623,075

			8,573,224

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Communications - 1.71%
AT&T Broadband Corp.
8.375% due 03/15/2013	$200,000	$209,758
AT&T Corp.
7.30 due 11/15/2011 (b)	1,538,000	1,597,198
AT&T, Inc.
4.95% due 01/15/2013	500,000	479,000
5.50% due 02/01/2018	400,000	356,208
6.30% due 01/15/2038	300,000	248,460
Comcast Corp.
3.0881% due 07/14/2009 (b)	4,400,000	4,305,444
5.875% due 02/15/2018	1,000,000	891,632
6.45% due 03/15/2037	1,000,000	806,563
Deutsche Telekom International Finance BV
2.9813% due 03/23/2009 (b)	4,900,000	4,875,769
France Telecom SA
7.75% due 03/01/2011	200,000	209,898
Qwest Capital Funding, Inc.
7.25% due 02/15/2011	113,000	105,655
Qwest Corp.
7.625% due 06/15/2015	2,700,000	2,349,000
Telecom Italia Capital SA
3.395% due 07/18/2011 (b)	4,800,000	4,479,566
Telefonica Emisones SAU
3.5038% due 06/19/2009 (b)	4,700,000	4,672,387
Time Warner, Inc.
3.0338% due 11/13/2009 (b)	3,700,000	3,552,352
Verizon Communications, Inc.
2.8375% due 04/03/2009 (b)	8,400,000	8,337,034
Verizon Global Funding Corp.
7.25% due 12/01/2010	200,000	208,118

		37,684,042

Consumer, Cyclical - 0.37%
American Airlines, Series 2001-2, Class A-1
6.978% due 04/01/2011	154,563	146,834
DaimlerChrysler N.A. Holding Corp.
3.2181% due 03/13/2009 (b)	3,000,000	2,987,016
DaimlerChrysler N.A. Holding Corp., MTN
3.1381% due 03/13/2009 (b)	1,300,000	1,295,224
3.2413% due 08/03/2009 (b)	3,500,000	3,484,306
MGM Mirage, Inc.
6.00% due 10/01/2009	200,000	187,000

		8,100,380

Consumer, Non-cyclical - 0.40%
Amgen, Inc.
2.8894% due 11/28/2008 (b)	3,950,000	3,939,244
Anheuser-Busch Companies, Inc.
5.50% due 01/15/2018	200,000	171,764
AstraZeneca PLC
5.90% due 09/15/2017	1,400,000	1,378,486
6.45% due 09/15/2037	1,400,000	1,338,611
Kraft Foods, Inc.
6.25% due 06/01/2012	100,000	100,524
Philip Morris International, Inc.
5.65% due 05/16/2018	2,000,000	1,848,668

		8,777,297

The accompanying notes are an integral part of the financial statements.
382

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Energy - 1.06%
Anadarko Petroleum Corp.
3.1762% due 09/15/2009 (b)	$5,700,000	$5,632,882
El Paso Corp.
7.75% due 01/15/2032	5,475,000	4,582,318
Gaz Capital for Gazprom
6.212% due 11/22/2016 (g)	700,000	553,532
NGPL PipeCo LLC
6.514% due 12/15/2012 (g)	3,200,000	3,205,184
Peabody Energy Corp.
7.875% due 11/01/2026	1,200,000	1,068,000
Petroleum Export, Ltd.
5.265% due 06/15/2011 (g)	391,133	387,312
Ras Laffan Liquefied Natural Gas Company, Ltd. III
5.838% due 09/30/2027 (g)	1,500,000	1,293,240
Salomon Brothers AG for OAO Gazprom
10.50% due 10/21/2009	3,600,000	3,618,000
Williams Companies, Inc.
6.375% due 10/01/2010 (g)	3,200,000	3,136,000

		23,476,468

Financial - 20.36%
Allstate Life Global Funding Trusts, MTN
5.375% due 04/30/2013	3,000,000	2,896,032
American Express Bank FSB, BKNT
3.2475% due 10/20/2009 (b)	4,300,000	4,212,598
6.00% due 09/13/2017	300,000	250,547
American Express Centurion Bank, BKNT
2.5069% due 06/12/2009 (b)	8,200,000	7,924,332
6.00% due 09/13/2017	300,000	251,041
American Express Company
7.00% due 03/19/2018	1,000,000	882,578
American Express Credit Corp., MTN
2.5456% due 03/02/2009 (b)	4,300,000	4,209,657
5.875% due 05/02/2013	2,800,000	2,580,617
American Honda Finance Corp., MTN
2.8525% due 02/09/2010 (b)(g)	4,600,000	4,574,024
American International Group, Inc.
2.5381% due 06/16/2009 (b)(g)	3,000,000	2,231,192
5.05% due 10/01/2015	700,000	377,355
American International Group, Inc., MTN
4.95% due 03/20/2012	700,000	431,605
5.85% due 01/16/2018	100,000	50,195
American International Group, Inc., Series 1
2.895% due 10/18/2011 (b)	300,000	178,067
ANZ National International, Ltd.
2.8425% due 08/07/2009 (b)(g)	5,000,000	4,986,900
6.20% due 07/19/2013 (g)	3,900,000	3,871,569
Bank of America NA, BKNT
2.8763% due 12/18/2008 (b)	1,900,000	1,895,976
6.00% due 10/15/2036	1,400,000	1,166,781
Bank of Ireland, MTN
2.9263% due 12/18/2009 (b)	9,000,000	8,913,564
Bank of Ireland, Series YCD
2.8306% due 01/15/2010 (b)	10,500,000	10,397,321
Barclays Bank PLC
5.45% due 09/12/2012	32,500,000	32,406,985
Bear Stearns Companies, Inc.
3.1863% due 07/19/2010 (b)	6,900,000	6,761,821
6.95% due 08/10/2012	4,900,000	4,949,608

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Bear Stearns Companies, Inc., MTN
2.9013% due 08/21/2009 (b)		$13,200,000	$13,066,667
3.0606% due 07/16/2009 (b)		4,400,000	4,368,588
Bear Stearns Companies, Inc., Series B, MTN
2.8906% due 03/30/2009 (b)		3,800,000	3,780,552
C10 Capital SPV, Ltd.
6.722% due 12/01/2049 (b)(g)		2,500,000	2,313,700
Caelus Re, Ltd.
9.06% due 06/07/2011 (b)(g)		1,400,000	1,357,984
Calabash Re, Ltd.
11.2138% due 01/08/2010 (b)(g)		3,100,000	3,131,516
China Development Bank
5.00% due 10/15/2015		500,000	471,229
CIT Group, Inc.
2.9463% due 01/30/2009 (b)		3,600,000	3,243,366
3.2125% due 12/19/2008 (b)		3,500,000	3,459,816
CIT Group, Inc., MTN
2.9269% due 08/17/2009 (b)		6,600,000	5,310,254
Citigroup Capital XXI
8.30% due 12/21/2057 (b)		8,400,000	6,258,512
Citigroup Funding, Inc., MTN
2.805% due 12/08/2008 (b)		1,400,000	1,393,270
2.8094% due 06/26/2009 (b)		3,000,000	2,929,773
3.19% due 04/23/2009 (b)		900,000	885,045
Citigroup, Inc.
2.8306% due 12/28/2009 (b)		1,200,000	1,161,226
2.8363% due 01/30/2009 (b)		8,800,000	8,707,019
2.8481% due 12/26/2008 (b)		8,100,000	8,043,397
5.30% due 10/17/2012		1,600,000	1,424,358
5.50% due 08/27/2012		3,800,000	3,412,541
5.50% due 04/11/2013		10,900,000	9,514,185
5.85% due 07/02/2013		1,000,000	877,190
6.125% due 08/25/2036		4,200,000	2,728,135
8.40% due 04/29/2049 (b)		8,900,000	6,057,874
Credit Agricole SA
2.8094% due 05/28/2009 (b)(g)		3,400,000	3,385,740
2.8594% due 05/28/2010 (b)(g)		3,900,000	3,865,797
Deutsche Bank AG
6.00% due 09/01/2017		6,700,000	6,329,939
DnB NORBank ASA
2.8581% due 10/13/2009 (b)(g)		3,300,000	3,294,697
Ford Motor Credit Company LLC
5.70% due 01/15/2010		600,000	459,502
5.80% due 01/12/2009		1,000,000	949,474
7.25% due 10/25/2011		100,000	63,589
7.375% due 10/28/2009		2,900,000	2,331,501
7.375% due 02/01/2011		100,000	66,448
7.875% due 06/15/2010		400,000	305,331
8.625% due 11/01/2010		300,000	212,736
General Electric Capital Corp.
5.50% due 09/15/2067 (b)(g)	EUR	12,700,000	10,804,319
5.875% due 01/14/2038		$4,200,000	3,096,450
General Electric Capital Corp., MTN
2.8313% due 01/05/2009 (b)		200,000	199,503
2.8563% due 01/20/2010 (b)		2,300,000	2,283,527
2.8744% due 08/15/2011 (b)		5,800,000	5,664,645
2.9894% due 01/08/2016 (b)		1,600,000	1,475,382
General Electric Capital Corp., Series A
2.8512% due 10/06/2010 (b)		800,000	787,131

The accompanying notes are an integral part of the financial statements.
383

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
General Electric Capital Corp., Series A, MTN
2.8963% due 12/15/2009 (b)	$2,600,000	$2,583,017
GMAC LLC
6.00% due 12/15/2011	600,000	266,783
Goldman Sachs Group, Inc.
3.30% due 06/23/2009 (b)	3,200,000	3,041,696
5.625% due 01/15/2017	2,900,000	2,058,382
5.95% due 01/18/2018	8,200,000	6,764,705
6.15% due 04/01/2018	3,700,000	3,076,602
6.25% due 09/01/2017	6,600,000	5,525,513
Goldman Sachs Group, Inc., MTN
2.8925% due 11/10/2008 (b)	4,000,000	3,971,384
2.8869% due 11/16/2009 (b)	1,600,000	1,480,341
3.25% due 12/23/2008 (b)	600,000	591,254
Goldman Sachs Group, Inc., Series B, MTN
3.1294% due 07/23/2009 (b)	9,600,000	9,100,243
3.2938% due 12/22/2008 (b)	4,600,000	4,534,381
HBOS PLC
5.92% due 09/29/2049 (b)(g)	700,000	412,837
HBOS Treasury Services PLC, MTN
2.8294% due 07/17/2009 (b)(g)	5,800,000	5,764,011
HSBC Bank USA, BKNT
2.9569% due 06/10/2009 (b)	1,200,000	1,193,606
HSBC Finance Corp.
2.8463% due 10/21/2009 (b)	2,600,000	2,466,667
HSBC Holdings PLC
6.50% due 05/02/2036	1,300,000	1,076,734
6.50% due 09/15/2037	1,600,000	1,360,744
JPMorgan Chase & Company
6.00% due 01/15/2018	2,500,000	2,279,680
JPMorgan Chase & Company, MTN
2.8419% due 05/07/2010 (b)	5,600,000	5,528,410
JPMorgan Chase Bank NA, BKNT
6.00% due 10/01/2017	5,400,000	4,949,570
JPMorgan Chase Capital XX, Series T
6.55% due 09/29/2036	700,000	514,698
KeyBank NA, BKNT
5.0606% due 06/02/2010 (b)	5,400,000	5,373,583
Lehman Brothers Holdings, Inc., MTN
4.2838% due 10/22/2008 ^ (b)	6,100,000	762,500
5.3744% due 11/24/2008 ^ (b)	2,300,000	287,500
5.415% due 12/23/2008 ^ (b)	500,000	62,500
5.46% due 11/16/2009 ^ (b)	8,000,000	1,000,000
5.50% due 05/25/2010 ^ (b)	1,800,000	225,000
5.5163% due 08/21/2009 ^ (b)	3,100,000	387,500
5.5981% due 04/03/2009 ^ (b)	3,500,000	437,500
5.7269% due 07/18/2011 ^ (b)	2,700,000	337,500
6.875% due 05/02/2018 ^	1,100,000	137,500
Longpoint Re, Ltd.
8.0638% due 05/08/2010 (b)(g)	1,700,000	1,729,920
Merrill Lynch & Company, Inc.
6.40% due 08/28/2017	4,300,000	3,719,160
Merrill Lynch & Company, Inc., MTN
2.8525% due 05/08/2009 (b)	2,900,000	2,822,532
2.8944% due 08/14/2009 (b)	3,400,000	3,278,974
3.00% due 07/25/2011 (b)	4,800,000	4,147,502
6.875% due 04/25/2018	9,300,000	8,228,175
MetLife, Inc.
6.40% due 12/15/2036 (b)	1,300,000	810,467

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Metropolitan Life Global Funding I, MTN
2.8469% due 05/17/2010 (b)(g)	$7,200,000	$7,105,550
Mitsubishi UFJ Financial Group, Inc., Capital
Finance 1, Ltd.
6.346% due 07/29/2049 (b)	700,000	529,766
Monumental Global Funding, Ltd.
5.50% due 04/22/2013 (g)	2,300,000	2,247,905
Morgan Stanley, MTN
2.8806% due 01/15/2010 (b)	2,900,000	2,236,376
3.2275% due 11/21/2008 (b)	2,800,000	2,762,614
4.9044% due 05/14/2010 (b)	6,200,000	4,526,254
Morgan Stanley, Series F, MTN
2.8519% due 05/07/2009 (b)	4,100,000	3,554,725
Morgan Stanley, Series G, MTN
2.9125% due 02/09/2009 (b)	7,300,000	6,362,016
Mystic Re, Ltd.
12.8106% due 06/07/2011 (b)(g)	1,100,000	1,118,935
National Australia Bank, Ltd.
2.8581% due 09/11/2009 (b)(g)	3,800,000	3,789,949
5.35% due 06/12/2013 (g)	3,300,000	3,170,673
Osiris Capital PLC, Series D
7.7906% due 01/15/2010 (b)(g)	1,900,000	1,907,681
Pricoa Global Funding I
2.8963% due 01/30/2012 (b)(g)	3,900,000	3,754,717
3.0081% due 09/27/2013 (b)(g)	3,300,000	3,098,786
Principal Life Income Funding Trusts, MTN
5.30% due 04/24/2013	2,700,000	2,691,522
5.55% due 04/27/2015	4,300,000	4,267,273
Prudential Financial, Inc., MTN
6.625% due 12/01/2037	900,000	755,632
Residential Capital LLC
5.9119% due 05/22/2009 (b)	4,500,000	2,025,000
Residential Reinsurance 2007, Ltd., Series CL2
13.0606% due 06/07/2010 (b)(g)	700,000	719,960
Resona Bank, Ltd.
5.85% due 09/29/2049 (b)(g)	700,000	514,839
Santander Perpetual SA Unipersonal
6.671% due 10/29/2049 (b)(g)	6,700,000	6,245,372
Santander US Debt SA Unipersonal
2.8738% due 11/20/2009 (b)(g)	4,100,000	4,060,624
SLM Corp., Series MTN
2.96% due 07/26/2010 (b)	500,000	379,255
SMFG Preferred Capital
6.078% due 01/29/2049 (b)(g)	2,400,000	1,713,720
State Street Capital Trust IV
3.7762% due 06/01/2067 (b)	600,000	395,753
TNK-BP Finance SA
6.125% due 03/20/2012 (g)	700,000	553,000
TransCapitalInvest, Ltd., for OJSC AK Transneft
8.70% due 08/07/2018 (g)	1,300,000	1,163,685
UBS AG/Stamford Branch, MTN
5.75% due 04/25/2018	2,400,000	2,087,400
UBS AG/Stamford Branch, Series DPNT
5.875% due 12/20/2017	2,600,000	2,308,600
USB Capital IX
6.189% due 03/29/2049 (b)	500,000	245,000
Wachovia Bank NA, BKNT
2.7575% due 10/03/2008	2,600,000	2,600,000
2.8706% due 05/25/2010 (b)	16,500,000	13,259,087

The accompanying notes are an integral part of the financial statements.
384

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Wachovia Corp, MTN
2.8606% due 12/01/2009 (b)	$800,000	$696,530
Wachovia Corp.
5.625% due 10/15/2016	300,000	186,894
5.75% due 02/01/2018	7,600,000	5,701,429
ZFS Finance USA Trust IV
5.875% due 05/09/2032 (g)	1,500,000	1,023,150

		447,921,016

Government - 0.24%
Export-Import Bank of China
4.875% due 07/21/2015 (g)	500,000	467,730
Export-Import Bank of Korea
2.9006% due 06/01/2009 (b)	4,800,000	4,761,024

		5,228,754
Industrial - 0.35%
General Electric Company
2.8544% due 12/09/2008 (b)	2,800,000	2,789,646
Siemens Financieringsmaatschappij NV
2.8544% due 08/14/2009 (b)(g)	4,900,000	4,894,811

		7,684,457

Technology - 0.26%
Dell, Inc.
4.70% due 04/15/2013 (g)	5,900,000	5,683,010

Utilities - 0.15%
Dominion Resources, Inc.
5.70% due 09/17/2012	150,000	148,555
PSEG Power LLC
6.95% due 06/01/2012	100,000	101,999
Southern California Edison Company
2.8913% due 02/02/2009 (b)	2,600,000	2,596,186
Virginia Electric & Power Company
6.35% due 11/30/2037	500,000	451,321

		3,298,061

TOTAL CORPORATE BONDS (Cost $634,845,315)		$556,426,709

CONVERTIBLE BONDS - 0.08%

Financial - 0.08%
RBS Capital Trust I
4.709% due 12/29/2049 (b)	2,100,000	1,726,284

TOTAL CONVERTIBLE BONDS (Cost $1,958,002)		$1,726,284

MUNICIPAL BONDS - 1.14%

Alaska - 0.35%
Northern Tobacco Securitization Corp., of Alaska
Tobacco Settlement, Asset-Backed, Series A
5.00% due 06/01/2046	12,000,000	7,598,880

California - 0.26%
Los Angeles Unified School District of California
4.50% due 07/01/2022	6,200,000	5,773,998

Illinois - 0.34%
Chicago Illinois Transit Authority, Series A
6.30% due 12/01/2021	200,000	204,412
6.899% due 12/01/2040	3,400,000	3,583,940

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)

Illinois (continued)
Chicago Illinois Transit Authority, Series B
6.30% due 12/01/2021	$400,000	$408,824
6.899% due 12/01/2040	3,300,000	3,354,747

		7,551,923

Iowa - 0.02%
Tobacco Settlement Authority of Iowa, Tobacco
Settlement Revenue, Series A
6.50% due 06/01/2023	445,000	389,308

Rhode Island - 0.02%
Tobacco Settlement Financing Corp., of Rhode
Island, Asset-Backed, Series A
6.25% due 06/01/2042	500,000	423,590

Wisconsin - 0.15%
Badger Tobacco Asset Securitization Corp.
6.00% due 06/01/2017	2,900,000	2,945,878
6.375% due 06/01/2032	200,000	201,972
Wisconsin State Clean Water Revenue
5.10% due 06/01/2021	110,000	110,138
5.10% due 06/01/2022	25,000	24,804

		3,282,792

TOTAL MUNICIPAL BONDS (Cost $26,726,994)		$25,020,491

COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.48%
American Home Mortgage Investment Trust, Series
2004-4, Class 4A
4.39% due 02/25/2045	1,318,024	882,665
Bank of America Funding Corp., Series 2005-D,
Class A1
4.1153% due 05/25/2035 (b)	2,456,419	2,089,795
Bank of America Funding Corp., Series 2004-A,
Class 1A3
5.0083% due 09/20/2034 (b)	911,280	801,539
Bank of America Mortgage Securities, Inc., Series
2004-1, Class 5A1
6.50% due 02/25/2033	296,760	280,531
Bank of America Mortgage Securities, Inc.,
Series 2004-2, Class 5A1
6.50% due 10/25/2031	44,175	44,442
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-9, Class 22A1
4.7713% due 11/25/2034 (b)	1,809,215	1,655,713
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A1
4.125% due 03/25/2035 (b)	26,951,553	25,034,349
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-3, Class 1A2
4.6642% due 07/25/2034 (b)	108,835	99,178
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11, Class 1A2
6.7552% due 01/25/2033 (b)	279,723	277,774
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-8, Class 2A1
4.736% due 01/25/2034 (b)	1,635,607	1,609,066
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-6, Class 1A1
5.2412% due 09/25/2034 (b)	150,738	110,834

The accompanying notes are an integral part of the financial statements.
385

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-7, Class 1A1
6.6901% due 10/25/2034 (b)	$144,713	$127,340
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-9, Class 2A1
5.3245% due 09/25/2034 (b)	159,933	132,509
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-4, Class 2A1
5.3692% due 05/25/2035 (b)	3,376,032	2,866,131
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1
5.5045% due 09/25/2036 (b)	1,942,435	1,563,644
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1
2.6319% due 02/25/2034 (b)	2,488,216	1,521,713
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW18, Class A4
5.70% due 06/11/2050	5,200,000	4,420,466
Citigroup Mortgage Loan Trust, Inc., Series
2005-11, Class A2A
4.70% due 12/25/2035	887,180	824,246
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A1
4.7475% due 08/25/2035 (b)	21,402,816	20,337,570
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4
5.306% due 12/10/2046 (b)	2,900,000	2,511,579
Countrywide Alternative Loan Trust, Series
2007-OA6, Class A1B
2.6719% due 06/25/2037 (b)	16,459,826	10,034,221
Countrywide Alternative Loan Trust,
Series 2003-J3, Class 2A1
6.25% due 12/25/2033	84,037	81,691
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2003-10, Class A2
5.75% due 05/25/2033	109,007	108,929
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2003-R4, Class 1A3
6.00% due 11/25/2026 (g)	91,511	91,243
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-22, Class A3
4.7957% due 11/25/2034 (b)	3,411,212	2,992,160
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-HYB9, Class 1A1
4.7189% due 02/20/2035 (b)	6,134,819	5,445,457
Countrywide Home Loans, Series 2005-3, Class 1A2
2.7619% due 04/25/2035 (b)	463,848	293,365
Countrywide Home Loans, Series 2003-R4,
Class 2A
6.50% due 01/25/2034 (g)	215,333	197,097
Countrywide Home Loans, Series 2004-12,
Class 11A2
4.7323% due 08/25/2034 (b)	112,804	94,683
Countrywide Home Loans,
Series 2005-HYB9, Class 3A2A
5.25% due 11/20/2025 (b)	871,087	674,759
Credit Suisse First Boston Mortgage Securities
Corp., Series 2004-AR8, Class 2A1
4.5972% due 09/25/2034 (b)	435,300	403,430
Credit Suisse Mortgage Capital Certificates,
Series 2007-C5, Class A4
5.695% due 09/15/2040 (b)	11,200,000	9,484,166

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., REMIC,
Series 2007-3346, Class FA
2.6969% due 02/15/2019 (b)	$21,188,951	$20,585,261
Federal Home Loan Mortgage Corp., Series
2007-3335, Class AF
2.6169% due 10/15/2020 (b)	30,871,096	30,310,964
Federal Home Loan Mortgage Corp., Series
2007-3335, Class BF
2.6169% due 07/15/2019 (b)	5,049,575	4,963,536
Federal Home Loan Mortgage Corp., Series 2204,
Class Z
7.50% due 12/20/2029	1,002,117	1,061,867
Federal Home Loan Mortgage Corp., Series 2247,
Class Z
7.50% due 08/15/2030	537,356	571,792
Federal Home Loan Mortgage Corp., Series 2362,
Class ZA
6.50% due 09/15/2031	1,313,231	1,338,874
Federal Home Loan Mortgage Corp., Series 2503,
Class PZ
6.00% due 09/15/2032	2,004,862	2,017,896
Federal Home Loan Mortgage Corp., Series 2863,
Class KZ
5.00% due 09/15/2034	122,090	100,225
Federal Home Loan Mortgage Corp., Series 2901,
Class UB
5.00% due 03/15/2033	800,000	785,129
Federal Home Loan Mortgage Corp., Series 2906,
Class GZ
5.00% due 09/15/2034	361,728	312,530
Federal Home Loan Mortgage Corp., Series 2935,
Class HJ
5.00% due 02/15/2035	400,000	376,788
Federal Home Loan Mortgage Corp., Series 2941,
Class WE
5.00% due 03/15/2035	400,000	375,819
Federal Home Loan Mortgage Corp., Series 3149,
Class LF
2.7669% due 05/15/2036 (b)	2,456,211	2,396,459
Federal Home Loan Mortgage Corp., Series 3335,
Class FT
2.6169% due 08/15/2019 (b)	22,816,118	22,417,605
Federal Home Loan Mortgage Corp., Series T-63,
Class 1A1
4.4901% due 02/25/2045 (b)	319,386	290,044
Federal Home Loan Mortgage Corp., Series 24989,
Class PE
6.00% due 08/15/2032	1,395,267	1,417,998
Federal National Mortgage Association, Series
2002-56, Class ZQ
6.00% due 08/01/2032	14,320,443	14,368,494
Federal National Mortgage Association, Series
2003-116, Class FA
2.8719% due 11/25/2033 (b)	371,189	365,532
Federal National Mortgage Association, Series
2003-21, Class M
5.00% due 02/25/2017 (b)	719,468	728,936
Federal National Mortgage Association, Series
2003-W1, Class 1A1
6.50% due 01/01/2033	527,334	485,471

The accompanying notes are an integral part of the financial statements.
386

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association, Series
2004-11, Class A
2.5919% due 03/25/2034 (b)	$46,403	$44,780
Federal National Mortgage Association, Series
2004-T1, Class 1A1
6.00% due 01/25/2044	300,284	305,860
Federal National Mortgage Association, Series
2004-W2, Class 1A3F
2.8219% due 02/25/2044 (b)	217,613	215,665
Federal National Mortgage Association, Series
2005-14, Class KZ
5.00% due 03/25/2035	119,083	89,546
Federal National Mortgage Association, Series
2005-9, Class ZA
5.00% due 02/25/2035	597,887	514,191
Federal National Mortgage Association, Series
2006-5, Class 3A2
4.6669% due 02/25/2036 (b)	634,612	642,130
First Nationwide Trust, Series 2001-3, Class 1A1
6.75% due 08/25/2031	14,952	14,919
GMAC Mortgage Corp Loan Trust, Series
2005-AR6, Class 3A1
5.2968% due 11/19/2035 (b)	927,553	802,603
Greenpoint Mortgage Funding Trust, Series
2006-AR6, Class A1A
2.5519% due 10/25/2046 (b)	2,877,414	2,472,357
Greenpoint Mortgage Funding Trust, Series
2006-AR8, Class 1A1A
2.5519% due 01/25/2047 (b)	3,146,501	2,988,624
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG11, Class A4
5.736% due 12/10/2049	19,150,000	16,253,411
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4
5.444% due 03/10/2039	600,000	507,067
GS Mortgage Securities Corp II, Series 2007-EOP,
Class A1
2.5769% due 03/06/2020 (b)(g)	4,196,490	3,766,739
GS Mortgage Securities Corp II, Series
2007-GG10, Class A4
5.9932% due 08/10/2045 (b)	2,900,000	2,475,867
GS Mortgage Securities Corp., Series 2003-1,
Class A2
3.1719% due 01/25/2032 (b)	31,700	26,940
Harborview Mortgage Loan Trust, Series 2005-2,
Class 2A1A
3.25% due 05/19/2035 (b)	686,300	442,460
Indymac Arm Trust, Series 2001-H2, Class A2
5.8632% due 01/25/2032 (b)	11,206	9,140
Indymac Index Mortgage Loan Trust, Series
2006-AR14, Class 1A1A
2.5619% due 11/25/2046 (b)	1,726,189	1,621,660
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2007-LD12, Class A4
5.882% due 02/15/2051 (b)	1,200,000	1,022,836
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2007-LDPX, Class A3
5.42% due 01/15/2049	500,000	415,461
JPMorgan Mortgage Trust, Series 2005-A1, Class
6T1
5.0228% due 02/25/2035 (b)	2,147,545	1,868,929

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
LB-UBS Commercial Mortgage Trust, Series
2005-C7, Class A1
4.99% due 11/15/2030	$1,803,974	$1,784,461
Lehman XS Trust, Series 2006-16N, Class A1A
2.5519% due 11/25/2046 ^ (b)	2,196,800	2,098,885
Mellon Residential Funding Corp., Series
2000-TBC2, Class A1
2.9375% due 06/15/2030 (b)	2,847,926	2,682,864
Merrill Lynch Mortgage Investors, Inc., Series
2005-2, Class 3A
3.4719% due 10/25/2035 (b)	638,459	580,120
Merrill Lynch Mortgage Investors, Inc., Series
2005-3, Class 5A
2.7219% due 11/25/2035 (b)	1,053,845	916,320
Merrill Lynch Mortgage Investors, Inc., Series
2005-A10, Class A
2.6819% due 02/25/2036 (b)	1,321,006	1,071,533
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2007-6, Class A4
5.485% due 03/12/2051 (b)	1,300,000	1,090,375
Morgan Stanley Capital I, Series 2007-XLFA, Class
A1
2.527% due 10/15/2020 (b)(g)	1,040,793	934,014
Nomura Asset Acceptance Corp., Series 2004-R1,
Class A2
7.50% due 03/25/2034 (g)	288,361	273,105
Prime Mortgage Trust, Series 2004-CL1, Class 1A2
2.8719% due 02/25/2034 (b)	674,182	615,574
Prime Mortgage Trust, Series 2004-CL1, Class 2A2
2.8719% due 02/25/2034 (b)	121,284	115,041
Residential Funding Mortgage Securities I, Series
2004-S2, Class A1
5.25% due 03/25/2034	207,052	199,677
Residential Funding Mortgage Securities I, Series
2004-S9, Class 1A23
5.50% due 12/25/2034	300,000	224,723
Sovereign Commercial Mortgage Securities Trust,
Series 2007-C1, Class A2
5.8352% due 07/22/2030 (b)	700,000	647,170
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-8, Class 3A
4.8831% due 07/25/2034 (b)	246,876	224,512
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR2, Class 2A1
2.7019% due 06/19/2035 (b)	62,236	41,566
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A3
3.28% due 07/19/2035 (b)	2,756,382	2,282,938
Structured Asset Securities Corp., Series
2001-21A, Class 1A1
5.3309% due 01/25/2032 (b)	30,019	29,999
Structured Asset Securities Corp., Series 2002-1A,
Class 4A
6.0494% due 02/25/2032 (b)	34,668	31,352
Thornburg Mortgage Securities Trust, Series
2006-5, Class A1
2.5919% due 08/25/2036 (b)	6,321,519	5,921,901
Thornburg Mortgage Securities Trust, Series
2006-6, Class A1
2.5819% due 11/25/2011 (b)	2,501,424	2,398,427

The accompanying notes are an integral part of the financial statements.
387

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Class A4
5.509% due 04/15/2047	$1,700,000	$1,414,255
WaMu Mortgage Pass-Through Certificates, Series
2002-AR17, Class 1A
4.279% due 11/25/2042 (b)	385,295	343,138
WaMu Mortgage Pass-Through Certificates, Series
2002-AR2, Class A
4.079% due 02/27/2034 (b)	136,161	128,531
WaMu Mortgage Pass-Through Certificates, Series
2005-AR13, Class A1A1
2.7619% due 10/25/2045 (b)	693,124	437,842
WaMu Mortgage Pass-Through Certificates, Series
2005-AR2, Class 2A1A
2.7819% due 01/25/2045 (b)	44,521	29,646
WaMu Mortgage Pass-Through Certificates, Series
2005-AR6, Class 2A1A
2.7019% due 04/25/2045 (b)	73,515	48,069
Washington Mutual Mortgage Securities Corp.,
Series 2002-AR9, Class 1A
2.7417% due 08/25/2042 (b)	1,224,650	1,094,110
Washington Mutual Mortgage Securities Corp.,
Series 2003-AR1, Class 2A
6.0416% due 02/25/2033 (b)	364,397	356,381
Washington Mutual, Inc., Series 2002-AR6, Class A
4.479% due 06/25/2042 (b)	15,202	13,811
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-CC, Class A1
4.9465% due 01/25/2035 (b)	4,589,548	4,156,216
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR2, Class 2A1
4.95% due 03/25/2036 (b)	3,882,878	3,430,075

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $295,132,637)		$274,481,321

ASSET BACKED SECURITIES - 5.12%
Argent Securities, Inc., Series 2006-M2, Class A2A
2.5219% due 09/25/2036 (b)	442,311	437,554
Bear Stearns Asset Backed Securities Trust,
Series 2007-HE5, Class 1A1
2.5619% due 06/25/2047 (b)	1,684,042	1,601,698
Brazos Student Finance Corp.,
Series 1998-A, Class A2
2.70% due 06/01/2023 (b)	218,369	215,208
Chase Issuance Trust, Series 2008-A7, Class A7
3.1169% due 11/15/2011 (b)	23,300,000	23,107,812
Countrywide Asset-Backed Certificates, Series
2006-15, Class A1
2.5819% due 10/25/2046 (b)	1,407,619	1,364,410
Countrywide Asset-Backed Certificates, Series
2006-16, Class 2A1
2.5219% due 12/25/2046 (b)	426,211	420,899
Countrywide Asset-Backed Certificates, Series
2006-17, Class 2A1
2.5219% due 03/25/2047 (b)	971,070	949,841
Countrywide Asset-Backed Certificates,
Series 2006-25, Class 2A1
2.5419% due 06/25/2037 (b)	1,916,047	1,844,472

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Daimler Chrysler Auto Trust, Series 2008-B, Class
A2B
3.4169% due 07/08/2011 (b)	$5,400,000	$5,369,996
Daimler Chrysler Auto Trust, Series 2008-B, Class
A3B
3.9669% due 09/10/2012 (b)	2,100,000	2,061,665
EMC Mortgage Loan Trust, Series 2001-A Class A
2.8419% due 05/25/2040 (b)(g)	1,600,132	1,329,663
Fremont Home Loan Trust, Series 2006-3, Class
2A1
2.5419% due 02/25/2037 (b)	681,089	667,473
GSR Mortgage Loan Trust, Series 2005-AR7,
Class 6A1
5.2481% due 11/25/2035 (b)	4,173,646	3,587,136
HFC Home Equity Loan Asset Backed Certificates,
Series 2007-2, Class A1V
3.2775% due 07/20/2036 (b)	2,595,987	2,537,553
HSI Asset Securitization Corp. Trust, Series
2006-HE2, Class 2A1
2.5219% due 12/25/2036 (b)	1,186,708	1,101,831
JPMorgan Mortgage Acquisition Corp., Series
2006-CH1, Class A2
2.5219% due 07/25/2036 (b)	2,612,602	2,541,865
JPMorgan Mortgage Acquisition Corp., Series
2006-WMC3, Class A2
2.5219% due 08/25/2036 (b)	608,141	597,179
Lehman Brothers Floating Rate Commercial
Mortgage Trust, Series 2006-LLFA, Class A1
2.5469% due 09/15/2021 ^ (b)(g)	457,936	414,694
Long Beach Mortgage Loan Trust, Series 2004-4,
Class 1A1
2.7519% due 10/25/2034 (b)	86,584	66,471
Master Asset Backed Securities Trust, Series
2007-HE1, Class A1
2.5519% due 05/25/2037 (b)	2,182,037	2,037,493
Merrill Lynch Mortgage Investors, Inc., Series
2006-FF1, Class A2A
2.5419% due 08/25/2036 (b)	3,301,916	3,211,294
Morgan Stanley ABS Capital I, Series 2007-NC3,
Class A2A
2.5319% due 05/25/2037 (b)	4,083,908	3,704,231
Park Place Securities, Inc., Series 2004-MCW1,
Class A1
2.7839% due 08/25/2034 (b)	3,467,378	2,922,797
Residential Asset Mortgage Products, Inc., Series
2006-RZ4, Class A1A
2.5519% due 10/25/2036 (b)	1,776,321	1,655,670
Residential Asset Securities Corp., Series
2006-KS9, Class AI1
2.5419% due 11/25/2036 (b)	1,421,730	1,395,889
Residential Funding Mortgage Securities II, Inc.,
Series 2007-HSA3, Class AI1
2.5919% due 05/25/2037 (b)	3,102,133	2,820,075
Saxon Asset Securities Trust, Series 2006-3, Class
A1
2.5319% due 10/25/2046 (b)	713,639	698,111
SBI Heloc Trust, Series 2006-1A, Class 1A2A
2.6419% due 08/25/2036 (b)(g)	1,170,323	1,142,378
SLM Student Loan Trust, Series 2008-9, Class A
4.1728% due 04/25/2023 (b)	21,200,000	21,279,500

The accompanying notes are an integral part of the financial statements.
388

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Soundview Home Equity Loan Trust, Series
2006-WF1, Class A1A
2.5719% due 10/25/2036 (b)	$960,255	$953,158
Soundview Home Equity Loan Trust, Series
2007-OPT1, Class 2A1
2.5519% due 06/25/2037 (b)	3,815,940	3,668,095
Structured Asset Securities Corp., Series 2006-11,
Class A1
5.0915% due 10/25/2035 (b)(g)	2,357,207	1,996,654
Structured Asset Securities Corp., Series
2006-BC3, Class A2
2.5219% due 10/25/2036 (b)	2,155,072	2,045,220
Wachovia Bank Commercial Mortgage Trust,
Series 2006-WL7A, Class A1
2.5569% due 08/11/2018 (b)(g)	9,606,267	8,770,350
Wachovia Bank Commercial Mortgage Trust,
Series 2007-WHL8, Class A1
2.5469% due 06/15/2020 (b)(g)	4,605,207	4,068,488

TOTAL ASSET BACKED SECURITIES
(Cost $117,469,644)		$112,586,823

PREFERRED STOCKS - 2.80%

Financial - 2.80%
Bank of America Corp., 8.00%	15,800,000	12,511,499
DG Funding Trust, 6.01188% (b)(g)	981	9,981,675
UBS Preferred Funding Trust V, Series 1,
6.243% (b)	5,400,000	4,160,916
Wachovia Corp., 7.98%	83,400,000	34,856,196

		61,510,286

TOTAL PREFERRED STOCKS (Cost $115,413,392)		$61,510,286

TERM LOANS - 0.53%

Consumer, Non-cyclical - 0.12%
HCA, Inc.
7.36% due 11/16/2012 (b)	2,823,121	2,513,396

Financial - 0.34%
Chrysler Financial
9.00% due 08/03/2012 (b)	10,890,000	7,467,164

Technology - 0.07%
Freescale
6.975% due 12/01/2013 (b)	1,962,500	1,624,185

TOTAL TERM LOANS (Cost $15,280,327)		$11,604,745

OPTIONS - 0.36%

Other - 0.36%
Over The Counter European Style Call on
USD-LIBOR Rate Swaption
Expiration 12/15/2008 at $3.15 *	400,300,000	1,579,864
Expiration 12/15/2008 at $3.15 *	51,300,000	202,466
Expiration 02/02/2009 at $3.15 *	162,300,000	822,942
Expiration 08/03/2009 at $3.45 *	38,200,000	281,992
Expiration 08/03/2009 at $3.45 *	232,500,000	1,716,315
Expiration 08/03/2009 at $3.45 *	34,900,000	257,632
Expiration 02/02/2009 at $3.50 *	192,300,000	1,541,438
Expiration 07/02/2009 at $3.60 *	29,900,000	259,963

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS (continued)

Other (continued)
Over The Counter European Style Call on
USD-LIBOR Rate Swaption (continued)
Expiration 08/03/2009 at $3.85 *	126,800,000	$1,369,934

		8,032,546

TOTAL OPTIONS (Cost $12,873,902)		$8,032,546

REPURCHASE AGREEMENTS - 4.07%
Deutsche Bank Tri-Party Repurchase
Agreement dated 09/30/2008 at
0.50% to be repurchased at
$18,900,262 on 10/01/2008,
collateralized by $11,728,000 U.S.
Treasury Bonds, 3.875% due
04/15/2029 (valued at
$19,470,809, including interest)	$18,900,000	$18,900,000
Merrill Lynch Tri-Party Repurchase
Agreement dated 09/30/2008 at 0.05% to
be repurchased at $38,500,053 on
10/01/2008, collateralized by $40,277,000
U.S. Treasury Notes, 4.50% due
05/15/2010 (valued at $39,322,274,
including interest)	38,500,000	38,500,000
Merrill Lynch Tri-Party Repurchase
Agreement dated 09/30/2008 at 0.50% to
be repurchased at $32,091,071 on
10/01/2008, collateralized by $31,500,000
U.S. Treasury Notes, 3.25% due
12/31/2009 (valued at $32,442,218,
including interest)	32,090,625	32,090,625

TOTAL REPURCHASE AGREEMENTS
(Cost $89,490,625)		$89,490,625

SHORT TERM INVESTMENTS - 5.20%
Bank of America Corp.
zero coupon due 10/01/2008	$51,400,000	$51,400,000
Citibank Omni
3.57% due 10/23/2008	43,500,000	43,404,900
Nordea Bank Finland PLC, Series YCD
2.4744% due 04/09/2009 (b)	8,200,000	8,197,876
U.S. Treasury Bills
zero coupon due 10/16/2008 to
12/26/2008	11,440,000	11,416,087

TOTAL SHORT TERM INVESTMENTS
(Cost $114,418,863)		$114,418,863

Total Investments (Total Return Trust)
(Cost $3,160,314,692) - 136.13%		$2,994,562,097
Liabilities in Excess of Other Assets - (36.13)%		(794,706,871)

TOTAL NET ASSETS - 100.00%		$2,199,855,226

Schedule of Securities Sold Short
	Shares or
	Principal
	Amount	Value

U.S. TREASURY NOTES - 100.00%
U.S. Treasury Notes
3.125%, due 11/30/2009	$13,600,000	$13,795,500

The accompanying notes are an integral part of the financial statements.
389

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

	Shares or
	Principal
	Amount	Value

U.S. TREASURY NOTES (continued)
U.S. Treasury Notes (continued)
3.25%, due 12/31/2009	$31,500,000	$32,021,703
2.125%, due 01/31/2010	22,200,000	$22,260,695
3.50%, due 02/15/2010	7,400,000	$7,565,346
2.00%, due 02/28/2010	15,000,000	$15,011,715
2.125%, due 04/30/2010	14,000,000	$14,066,724
2.375%, due 08/31/2010	34,500,000	$34,764,132
4.25%, due 08/15/2013	6,600,000	$7,005,794

TOTAL U.S. TREASURY
NOTES (Proceeds $146,396,937)		$146,491,609

Total Securities Sold Short (Total Return Trust)
(Proceeds $146,396,937)		$146,491,609

Total Stock Market Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.51%

Basic Materials - 3.81%
A. Schulman, Inc.	885	$17,505
AbitibiBowater, Inc. *	1,576	6,099
Aceto Corp.	1,602	15,363
Air Products & Chemicals, Inc.	5,585	382,517
Airgas, Inc.	2,087	103,620
AK Steel Holding Corp.	2,908	75,375
Albemarle Corp.	2,435	75,095
Alcoa, Inc.	21,971	496,105
Allegheny Technologies, Inc.	2,652	78,367
Allied Nevada Gold Corp. *	1,718	9,827
AMCOL International Corp.	837	26,165
American Vanguard Corp.	779	11,747
Arch Chemicals, Inc.	683	24,110
Ashland, Inc.	1,573	45,995
Balchem Corp.	615	16,402
Biogen Idec, Inc. *	7,619	383,160
Brush Engineered Materials, Inc. *	603	11,198
Buckeye Technologies, Inc. *	1,193	9,771
Cabot Corp.	1,762	55,996
Carpenter Technology Corp.	1,264	32,422
Celanese Corp., Series A	3,876	108,179
Century Aluminum Company *	1,087	30,099
CF Industries Holdings, Inc.	1,430	130,788
Chemtura Corp.	6,438	29,357
Cliffs Natural Resources, Inc.	2,128	112,656
Coeur d'Alene Mines Corp. *	14,290	21,864
Compass Minerals International, Inc.	889	46,575
Cytec Industries, Inc.	1,189	46,264
Deltic Timber Corp.	385	24,501
Domtar Corp. *	12,027	55,324
Dow Chemical Company	24,463	777,434
E.I. Du Pont de Nemours & Company	23,287	938,466
Eastman Chemical Company	2,051	112,928
Ecolab, Inc.	6,310	306,161
Eli Lilly & Company	29,369	1,293,117
Ferro Corp.	1,253	25,185
FMC Corp.	1,963	100,879

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Basic Materials (continued)
Freeport-McMoRan Copper & Gold, Inc.,
Class B	9,885	$561,962
General Moly, Inc. *	1,615	7,025
Georgia Gulf Corp.	1,489	3,723
Gibraltar Industries, Inc.	962	17,999
H.B. Fuller Company	1,616	33,726
Hecla Mining Company *	3,243	15,177
Hercules, Inc.	2,978	58,935
Horsehead Holding Corp. *	985	5,812
Huntsman Corp.	5,688	71,669
ICO, Inc. *	884	4,959
Innophos Holdings, Inc.	922	22,478
International Flavors & Fragrances, Inc.	2,047	80,775
International Paper Company	11,002	288,032
Kaiser Aluminum Corp.	553	23,751
Kronos Worldwide, Inc.	1,461	19,358
Landec Corp. *	1,071	8,771
Louisiana-Pacific Corp.	2,821	26,235
Lubrizol Corp.	1,749	75,452
MeadWestvaco Corp.	4,691	109,347
Metabolix, Inc. *	695	7,562
Minerals Technologies, Inc.	559	33,182
Monsanto Company	14,051	1,390,768
Neenah Paper, Inc.	497	9,841
Newmarket Corp.	451	23,705
Newmont Mining Corp.	11,203	434,228
Nl Industries, Inc.	1,541	15,826
Nucor Corp.	7,434	293,643
Olin Corp.	1,936	37,558
Olympic Steel, Inc.	345	10,174
OM Group, Inc. *	803	18,068
Omnova Solutions, Inc. *	2,120	4,219
P.H. Glatfelter Company	1,342	18,171
Plum Creek Timber Company, Inc.	4,340	216,392
PolyOne Corp. *	2,670	17,222
Potlatch Corp.	988	45,833
PPG Industries, Inc.	4,212	245,644
Praxair, Inc.	8,172	586,259
Rayonier, Inc.	1,949	92,285
Reliance Steel & Aluminum Company	1,922	72,978
Rock-Tenn Company, Class A	1,140	45,577
Rockwood Holdings, Inc. *	1,938	49,729
Rohm & Haas Company	5,012	350,840
Royal Gold, Inc.	845	30,386
RPM International, Inc.	3,141	60,747
RTI International Metals, Inc. *	603	11,795
Schnitzer Steel Industries, Inc.	755	29,626
Schweitzer Mauduit International, Inc.	535	10,160
Sensient Technologies Corp.	1,283	36,091
Sherwin-Williams Company	3,207	183,312
Sigma-Aldrich Corp.	3,381	177,232
Smurfit-Stone Container Corp. *	6,716	31,565
Southern Copper Corp.	22,929	437,485
Spartech Corp.	928	9,187
Steel Dynamics, Inc.	4,996	85,382
Stepan Company	391	21,337

The accompanying notes are an integral part of the financial statements.
390

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Basic Materials (continued)
Stillwater Mining Company *	2,755	$16,007
Symyx Technologies, Inc. *	1,200	11,892
Temple-Inland, Inc.	2,652	40,470
Terra Industries, Inc.	2,327	68,414
Terra Nitrogen Company, LP	485	53,277
The Mosaic Company	11,359	772,639
Titanium Metals Corp.	4,168	47,265
Tronox, Inc., Class A	1,586	238
U.S. Gold Corp. *	2,097	2,768
United States Lime & Minerals, Inc. *	355	13,671
United States Steel Corp.	3,070	238,263
Uranium Resources, Inc. *	1,709	2,888
USEC, Inc. * (a)	2,992	16,187
Valhi, Inc.	3,030	54,540
Valspar Corp.	2,614	58,266
W. R. Grace & Company *	1,852	28,002
Wausau-Mosinee Paper Corp.	1,831	18,548
Westlake Chemical Corp.	1,763	37,076
Weyerhaeuser Company	5,547	336,037
Xerium Technologies, Inc.	2,060	13,266
Zep, Inc.	754	13,301
Zoltek Companies, Inc. *	908	15,536

		14,474,362
Communications - 9.60%
1-800-Flowers.com, Inc. *	2,074	12,485
3Com Corp. *	10,619	24,742
4Kids Entertainment, Inc. *	679	4,794
Acacia Research - Acacia Technologies *	1,102	3,328
Acme Packet, Inc. *	1,854	10,623
ActivIdentity Corp. *	3,241	7,357
Adaptec, Inc. *	4,329	14,199
ADC Telecommunications, Inc. *	3,108	26,263
ADTRAN, Inc.	1,778	34,653
AH Belo Corp.	546	2,817
Airvana, Inc. *	2,045	12,045
Akamai Technologies, Inc. *	4,328	75,480
Alaska Communications Systems Group, Inc.	1,489	18,210
Amazon.com, Inc. *	10,699	778,459
American Tower Corp., Class A *	10,477	376,858
Anaren, Inc. *	800	8,120
Anixter International, Inc. *	934	55,582
Applied Signal Technology, Inc.	878	15,260
Ariba, Inc. *	2,181	30,818
Arris Group, Inc. *	3,523	27,233
Art Technology Group, Inc. *	3,679	12,950
Aruba Networks, Inc. *	2,213	11,353
AT&T, Inc.	158,289	4,419,429
Atheros Communications, Inc. *	1,555	36,667
Atlantic Tele-Network, Inc.	487	13,636
Avocent Corp. *	1,518	31,058
Belo Corp., Class A	2,730	16,271
BigBand Networks, Inc. *	1,689	6,232
Black Box Corp.	555	19,164
Blue Coat Systems, Inc. *	920	13,055
Blue Nile, Inc. * (a)	432	18,520
Cablevision Systems Corp., Class A	7,537	189,631

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
Cbeyond Communications, Inc. *	852	$12,260
CBS Corp., Class B	17,728	258,474
Centennial Communications Corp., Class A *	3,354	20,929
CenturyTel, Inc.	2,769	101,484
Ciena Corp. *	2,234	22,519
Cincinnati Bell, Inc. *	6,800	21,012
Cisco Systems, Inc. *	158,031	3,565,179
CKX, Inc. *	2,889	17,796
Clear Channel Outdoor Holdings, Inc. *	9,338	127,744
Clearwire Corp., Class A * (a)	4,317	51,286
Cogent Communications Group, Inc. *	1,333	10,291
Comcast Corp., Class A	79,837	1,567,200
CommScope, Inc. *	1,713	59,338
comScore, Inc. *	764	13,469
Comtech Telecommunications Corp. *	683	33,631
Consolidated Communications Holdings, Inc.	927	13,979
Constant Contact, Inc. * (a)	778	13,280
Corning, Inc.	40,639	635,594
Cox Radio, Inc., Class A *	2,826	29,843
Crown Castle International Corp. *	7,316	211,945
Crown Media Holdings, Inc., Class A * (a)	3,574	17,977
Cumulus Media, Inc., Class A *	1,922	8,188
Cybersource Corp. *	1,857	29,916
DealerTrack Holdings, Inc. *	1,162	19,568
DG Fastchannel, Inc. *	538	11,793
Dice Holdings, Inc. *	1,810	12,851
Digital River, Inc. *	1,059	34,312
DIRECTV Group, Inc. *	30,098	787,665
Discovery Communications, Inc., Series A *	3,650	52,012
Discovery Communications, Inc., Series C *	3,650	51,684
DISH Network Corp. *	11,511	241,731
Dolan Media Company *	727	7,335
Drugstore.com, Inc. *	3,397	7,983
Earthlink, Inc. *	3,419	29,061
eBay, Inc. *	35,429	792,901
EchoStar Corp. *	2,387	57,527
Embarq Corp.	3,807	154,374
EMS Technologies, Inc. *	512	11,423
Entercom Communications Corp.	1,358	6,817
Entravision Communications Corp., Class A *	3,274	8,807
Equinix, Inc. *	955	66,334
eResearch Technology, Inc. *	1,457	17,353
EW Scripps Co.	1,383	9,778
Expedia, Inc. *	7,426	112,207
Extreme Networks, Inc. *	3,700	12,469
F5 Networks, Inc. *	2,214	51,763
Fairpoint Communications, Inc.	2,737	23,730
Fisher Communications, Inc. *	375	14,775
Foundry Networks, Inc. *	3,868	70,436
Frontier Communications Corp.	8,227	94,610
Gannett Company, Inc.	6,007	101,578
GateHouse Media, Inc.	1,768	866
General Communication, Inc., Class A *	1,771	16,399
GeoEye, Inc. *	510	11,286
Global Crossing, Ltd. *	1,464	22,194
Globalstar, Inc. *	2,271	3,861

The accompanying notes are an integral part of the financial statements.
391

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
Globecomm Systems, Inc. *	860	$7,516
Google, Inc., Class A *	8,072	3,232,997
Gray Television, Inc.	1,676	2,883
Greenfield Online, Inc. *	948	16,495
GSI Commerce, Inc. *	1,379	21,347
Harmonic, Inc. *	2,361	19,950
Harris Corp.	3,526	162,901
Harris Stratex Networks, Inc., Class A *	1,726	13,480
Harte-Hanks, Inc.	1,975	20,481
Health Grades, Inc. *	1,380	3,919
Hearst Argyle Television, Inc.	2,521	56,294
HLTH Corp. *	4,589	52,452
HSW International, Inc. *	1,677	4,360
Hughes Communications, Inc. *	574	21,066
Hungarian Telephone & Cable Corp. *	721	14,348
i2 Technologies, Inc. *	728	9,821
IAC/InterActiveCorp *	3,692	63,872
iBasis, Inc. *	2,355	8,219
ICO Global Communications Holdings, Ltd. *	6,141	6,694
Idearc, Inc.	3,639	4,549
IDT Corp. *	3,061	2,265
I-many, Inc. *	2,791	1,870
Infinera Corp. *	2,456	23,479
InfoSpace, Inc. *	956	10,373
InterDigital, Inc. *	1,292	31,073
Internap Network Services Corp. *	1,494	5,199
Internet Brands, Inc. *	1,320	9,200
Internet Capital Group, Inc. *	1,411	11,443
Interpublic Group of Companies, Inc. *	12,175	94,356
Interwoven, Inc. *	1,394	19,683
inVentiv Health, Inc. *	861	15,205
Iowa Telecommunications Services, Inc.	1,080	20,174
iPass, Inc. *	2,897	6,258
iPCS, Inc. *	514	11,447
Ixia *	2,255	16,619
J2 Global Communications, Inc. *	1,416	33,064
JDS Uniphase Corp. *	5,663	47,909
John Wiley & Sons, Inc., Class A	1,504	60,837
Journal Communications, Inc.	1,979	9,658
Juniper Networks, Inc. *	13,561	285,730
Keynote Systems, Inc. *	1,128	14,946
Knology, Inc. *	1,190	9,603
Lamar Advertising Company, Class A *	2,455	75,835
Leap Wireless International, Inc. *	1,760	67,056
Lee Enterprises, Inc. (a)	1,377	4,820
Level 3 Communications, Inc. *	39,954	107,876
Liberty Global, Inc., Class A *	9,617	291,395
Liberty Media Corp. - Capital, Series A *	3,340	44,689
Liberty Media Corp. - Entertainment, Series A *	13,360	333,599
Liberty Media Holding Corp.-Interactive A *	15,802	204,004
Lin TV Corp. *	1,654	8,535
Lionbridge Technologies, Inc. *	2,383	5,815
Liquidity Services, Inc. *	909	9,863
LodgeNet Entertainment Corp. *	832	1,689
LoopNet, Inc. *	1,184	11,639
Loral Space & Communications, Inc. *	588	8,685

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications (continued)
Marchex, Inc., Class B	1,328	$13,665
Martha Stewart Living
Omnimedia, Inc., Class A * (a)	1,656	14,093
Mastec, Inc. *	2,058	27,351
McAfee, Inc. *	4,047	137,436
McClatchy Company, Class A (a)	2,297	10,107
McGraw-Hill Companies, Inc.	8,506	268,875
Media General, Inc., Class A	741	9,211
Mediacom Communications Corp., Class A *	3,494	20,684
Meredith Corp.	1,165	32,667
Metropcs Communications, Inc. *	9,019	126,176
ModusLink Global Solutions, Inc. *	1,434	13,781
Monster Worldwide, Inc. *	3,433	51,186
Motorola, Inc.	60,070	428,900
Move, Inc. *	4,831	10,242
Netflix, Inc. * (a)	1,742	53,793
Network Equipment Technologies, Inc. *	980	3,352
NeuStar, Inc., Class A *	1,978	39,342
Neutral Tandem, Inc. *	882	16,352
Newport Corp. *	1,337	14,413
News Corp., Class A	81,810	980,902
Nexstar Broadcasting Group, Inc. *	1,128	2,504
Nextwave Wireless, Inc. *	2,605	1,563
NIC, Inc. *	1,908	13,165
NII Holdings, Inc. *	4,476	169,730
Novatel Wireless, Inc. *	968	5,866
NTELOS Holdings Corp.	1,187	31,918
Omnicom Group, Inc.	8,412	324,367
Online Resources Corp. *	853	6,628
Openwave Systems, Inc. *	3,049	3,781
Oplink Communications, Inc. *	828	9,994
OpNext, Inc. *	1,883	8,643
Orbcomm, Inc. *	1,291	6,365
Orbitz Worldwide, Inc. *	2,352	13,806
Outdoor Channel Holdings, Inc. *	1,299	11,431
Overstock.com, Inc. *	740	14,659
PAETEC Holding Corp. *	2,783	5,983
Parkervision, Inc. * (a)	951	9,510
Perficient, Inc. *	869	5,770
Plantronics, Inc.	1,293	29,118
Playboy Enterprises, Inc., Class B *	1,549	6,103
Polycom, Inc. *	2,402	55,558
Powerwave Technologies, Inc. *	4,178	16,545
Preformed Line Products Company	242	14,118
Premiere Global Services, Inc. *	1,645	23,129
Priceline.com, Inc. *	986	67,472
PRIMEDIA, Inc.	1,411	3,429
QUALCOMM, Inc.	42,481	1,825,409
Qwest Communications International, Inc. (a)	46,892	151,461
R.H. Donnelley Corp. *	1,841	3,664
RCN Corp. *	1,208	14,810
RealNetworks, Inc. *	4,113	20,894
RF Micro Devices, Inc. *	7,676	22,414
RightNow Technologies, Inc. *	1,116	14,028
S1 Corp. *	2,263	13,850
Sapient Corp. *	3,500	26,005

The accompanying notes are an integral part of the financial statements.
392

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
SAVVIS, Inc. *	1,402	$18,843
SBA Communications Corp. *	2,776	71,815
Scholastic Corp.	1,036	26,604
Scripps Networks Interactive, Inc., Class A	4,151	150,723
Secure Computing Corp. *	1,904	10,434
Shenandoah Telecommunications Company	757	16,707
ShoreTel, Inc. *	1,372	7,875
Shutterfly, Inc. *	695	6,679
Sinclair Broadcast Group, Inc., Class A	2,506	12,630
Sirius XM Radio, Inc. * (a)	75,279	42,909
SonicWALL, Inc. *	1,794	9,401
Sonus Networks, Inc. *	7,319	21,079
Sprint Nextel Corp.	73,843	450,442
Stamps.com, Inc. *	936	10,923
Starent Networks Corp. *	1,901	24,599
SupportSoft, Inc. *	2,246	6,738
SureWest Communications	684	6,977
Switch & Data Facilities Company, Inc. *	1,127	14,031
Sycamore Networks, Inc. *	8,177	26,412
Symantec Corp. *	22,473	440,021
Symmetricom, Inc. *	2,032	10,099
Syniverse Holdings, Inc. *	1,822	30,263
TechTarget, Inc. *	1,144	8,008
Tekelec, Inc. *	1,932	27,029
Telephone & Data Systems, Inc.	3,047	108,930
Tellabs, Inc. *	11,519	46,767
Terremark Worldwide, Inc. *	1,975	13,568
TerreStar Corp. *	2,683	2,683
The Knot, Inc. *	973	8,125
The New York Times Company, Class A	3,783	54,059
The Washington Post Company, Class B	244	135,849
TheStreet.com, Inc.	897	5,373
Thinkorswim Group, Inc. *	1,768	14,727
TIBCO Software, Inc. *	5,115	37,442
Time Warner Cable, Inc. *	25,397	614,607
Time Warner, Inc.	97,324	1,275,918
Travelzoo, Inc. *	503	3,984
TW Telecom, Inc. *	3,829	39,783
U.S. Cellular Corp. *	2,249	105,523
United Online, Inc.	2,014	18,952
USA Mobility, Inc. *	920	10,120
UTStarcom, Inc. * (a)	3,921	13,214
Value Line, Inc.	391	13,095
ValueClick, Inc. *	2,627	26,874
ValueVision Media, Inc., Class A *	1,495	2,766
VASCO Data Security International, Inc. *	1,015	10,515
Veraz Networks, Inc. * (a)	1,634	1,748
VeriSign, Inc. *	5,758	150,169
Verizon Communications, Inc.	75,202	2,413,232
Viacom, Inc., Class B *	16,934	420,641
Viasat, Inc. *	875	20,633
Vignette Corp. *	880	9,451
Virgin Media, Inc.	8,601	67,948
Virgin Mobile USA, Inc. *	1,554	4,569
Vocus, Inc. *	503	17,082
Vonage Holdings Corp. * (a)	5,080	5,131

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
Walt Disney Company	49,345	$1,514,398
WebMD Health Corp. *	1,546	45,978
Websense, Inc. *	1,350	30,173
Website Pros, Inc. *	914	4,936
Windstream Corp.	11,944	130,667
World Wrestling Entertainment, Inc., Class A	2,318	35,836
Yahoo!, Inc. *	35,334	611,278
Zixit Corp. *	2,091	4,726

		36,476,573
Consumer, Cyclical - 8.93%
99 Cents Only Stores *	2,044	22,423
A.C. Moore Arts & Crafts, Inc. *	774	4,853
Abercrombie & Fitch Company, Class A	2,232	88,052
Accuride Corp. *	1,068	1,709
Advance Auto Parts, Inc.	2,576	102,164
Aeropostale, Inc. *	2,016	64,734
AFC Enterprises, Inc. *	998	7,245
Airtran Holdings, Inc. *	2,668	6,483
Alaska Air Group, Inc. *	1,067	21,756
Allegiant Travel Company *	620	21,898
Ambassadors Group, Inc.	666	10,596
American Apparel, Inc. *	1,546	12,677
American Axle & Manufacturing Holdings, Inc.	1,504	8,061
American Eagle Outfitters, Inc.	5,548	84,607
American Woodmark Corp. (a)	521	11,696
AmeriGas Partners LP	1,465	44,580
Amerigon, Inc. *	681	4,481
Ameristar Casinos, Inc.	1,515	21,498
AMR Corp. *	6,443	63,270
AMREP Corp. *	216	9,161
AnnTaylor Stores Corp. *	1,613	33,292
Archon Corp. *	239	7,409
ArvinMeritor, Inc.	2,082	27,149
Asbury Automotive Group, Inc.	933	10,748
Ascent Media Corp *	365	8,911
ATC Technology Corp. *	636	15,099
Audiovox Corp., Class A *	989	9,267
AutoNation, Inc. *	4,822	54,199
AutoZone, Inc. *	1,665	205,361
Bally Technologies, Inc. *	1,419	42,967
Barnes & Noble, Inc.	1,717	44,779
Beacon Roofing Supply, Inc. *	1,415	22,102
Beazer Homes USA, Inc. *	1,158	6,925
Bebe Stores, Inc.	2,703	26,408
Bed Bath & Beyond, Inc. *	6,839	214,813
Bell Microproducts, Inc. *	1,538	2,768
Best Buy Company, Inc.	10,797	404,887
Big Lots, Inc. *	2,660	74,028
BJ's Restaurants, Inc. *	961	11,474
BJ's Wholesale Club, Inc. *	1,664	64,663
Blockbuster, Inc., Class A * (a)	5,712	11,710
Bluegreen Corp. *	1,266	8,748
Bob Evans Farms, Inc.	1,000	27,290
Books-A-Million, Inc.	852	4,260
Borders Group, Inc.	1,847	12,116
BorgWarner, Inc.	2,984	97,786

The accompanying notes are an integral part of the financial statements.
393

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Boyd Gaming Corp.	2,235	$20,920
Brightpoint, Inc. *	2,118	15,250
Brinker International, Inc.	2,734	48,911
Brookfield Homes Corp.	839	12,048
Brown Shoe, Inc.	1,244	20,377
Brunswick Corp.	2,344	29,980
Buffalo Wild Wings, Inc. *	546	21,971
Build A Bear Workshop, Inc. *	656	4,776
Burger King Holdings, Inc.	3,471	85,248
Cabela's, Inc. *	1,830	22,106
California Pizza Kitchen, Inc. *	877	11,287
Callaway Golf Company	1,823	25,650
CarMax, Inc. * (a)	5,607	78,498
Carnival Corp.	16,167	571,503
Carter's, Inc. *	1,553	30,641
Casey's General Stores, Inc.	1,309	39,493
Cash America International, Inc.	814	29,337
Casual Male Retail Group, Inc. *	1,459	5,734
Cato Corp., Class A	948	16,637
Cavco Industries, Inc. *	301	10,881
CBRL Group, Inc.	667	17,542
CEC Entertainment, Inc. *	847	28,120
Cedar Fair LP *	1,481	30,672
Centex Corp.	3,191	51,694
Central European Distribution Corp. *	1,086	49,315
Champion Enterprises, Inc. *	2,037	11,305
Charlotte Russe Holding, Inc. *	755	7,739
Charming Shoppes, Inc. *	3,551	17,364
Cherokee, Inc. (a)	351	7,715
Chico's FAS, Inc. *	4,606	25,195
Children's Place Retail Stores, Inc. *	836	27,881
Chindex International, Inc. *	382	4,149
Chipotle Mexican Grill, Inc., Class A * (a)	844	46,834
Choice Hotels International, Inc.	1,622	43,956
Christopher & Banks Corp.	1,178	9,035
Churchill Downs, Inc.	440	21,551
Cinemark Holdings, Inc. (a)	2,802	38,107
Cintas Corp.	4,066	116,735
Circuit City Stores, Inc.	4,941	3,755
CKE Restaurants, Inc.	1,688	17,893
Coach, Inc. *	9,586	240,033
Coldwater Creek, Inc. *	2,655	15,372
Collective Brands, Inc. *	1,833	33,562
Columbia Sportswear Company	958	40,198
Commercial Vehicle Group, Inc. *	751	5,340
Conn's, Inc. *	759	14,201
Continental Airlines, Inc., Class B *	2,499	41,683
Cooper Tire & Rubber Company	1,660	14,276
Copart, Inc. *	2,314	87,932
Core-Mark Holding Company, Inc. *	447	11,171
Costco Wholesale Corp.	11,345	736,631
Crocs, Inc. * (a)	2,122	7,597
CVS Caremark Corp.	38,391	1,292,241
D.R. Horton, Inc.	8,122	105,748
Darden Restaurants, Inc.	3,643	104,299
Deckers Outdoor Corp. *	340	35,387

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Delta Air Lines, Inc. *	6,961	$51,859
Denny's Corp. *	3,272	8,442
Dick's Sporting Goods, Inc. *	2,890	56,586
Dillard's, Inc., Class A (a)	2,209	26,066
DineEquity, Inc.	463	7,806
Dollar Tree, Inc. *	2,409	87,591
Domino's Pizza, Inc. *	1,732	21,026
Dover Downs Gaming & Entertainment, Inc.	1,350	10,503
Dover Motorsports, Inc.	1,798	9,799
DreamWorks Animation SKG, Inc., Class A *	2,656	83,531
DSW, Inc., Class A *	1,272	17,426
DTS, Inc. *	567	15,780
Eddie Bauer Holdings, Inc. *	1,106	5,917
Einstein Noah Restaurant Group, Inc. *	518	5,221
Elixir Gaming Technologies, Inc. * (a)	2,799	924
Ethan Allen Interiors, Inc. (a)	778	21,800
Exide Technologies *	2,004	14,790
Family Dollar Stores, Inc.	3,639	86,244
Fastenal Company	3,883	191,781
Ferrellgas Partners LP *	1,746	31,952
FGX International Holdings, Ltd. *	751	8,314
Finish Line, Inc.	216	2,158
First Cash Financial Services, Inc. *	986	14,790
Fleetwood Enterprises, Inc. *	2,196	2,240
Foot Locker, Inc.	4,087	66,046
Force Protection, Inc. *	1,978	5,301
Ford Motor Company *	54,197	281,824
Fred's, Inc., Class A	1,307	18,586
Fuel Systems Solutions, Inc. *	651	22,427
Furniture Brands International, Inc.	1,465	15,412
G & K Services Inc., Class A	562	18,574
GameStop Corp., Class A *	4,110	140,603
Gaylord Entertainment Company * (a)	1,164	34,187
General Motors Corp.	14,658	138,518
Genesco, Inc. *	641	21,461
Genuine Parts Company	4,226	169,927
G-III Apparel Group, Ltd. *	680	12,723
Global Partners LP	563	5,337
Goodyear Tire & Rubber Company *	5,447	83,394
Great Wolf Resorts, Inc. *	1,524	5,578
Group 1 Automotive, Inc.	707	15,363
Guess?, Inc.	2,420	84,192
Gymboree Corp. *	819	29,075
Hanesbrands, Inc. *	2,429	52,831
Harley-Davidson, Inc.	6,230	232,379
Harman International Industries, Inc.	1,554	52,945
Hasbro, Inc.	3,801	131,971
Haverty Furniture Companies, Inc.	1,106	12,653
Hawaiian Holdings, Inc. *	1,755	16,286
Hayes Lemmerz International, Inc. *	3,347	9,137
Heelys, Inc. * (a)	835	3,741
Herman Miller, Inc.	1,574	38,516
hhgregg, Inc. *	983	9,584
Hibbett Sports, Inc. *	889	17,798
HNI Corp. (a)	1,177	29,825
Home Depot, Inc.	43,564	1,127,872

The accompanying notes are an integral part of the financial statements.
394

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Hooker Furniture Corp.	470	$8,343
Hot Topic, Inc. *	1,447	9,565
Houston Wire & Cable Company (a)	698	11,985
Hovnanian Enterprises, Inc., Class A *	1,812	14,478
HSN, Inc. *	1,477	16,262
Iconix Brand Group, Inc. * (a)	1,516	19,829
Inergy Holdings LP	540	13,727
Inergy LP *	1,298	28,076
Ingram Micro, Inc., Class A *	4,464	71,736
Insight Enterprises, Inc. *	1,497	20,075
Interface, Inc., Class A	1,688	19,193
International Game Technology	8,171	140,378
International Speedway Corp., Class A	1,431	55,680
Interval Leisure Group, Inc. *	1,477	15,361
Isle of Capri Casinos, Inc. *	1,015	9,155
J. Crew Group, Inc. *	1,577	45,055
J.C. Penney Company, Inc.	5,702	190,105
Jack in the Box, Inc. *	1,611	33,992
Jakks Pacific, Inc. *	841	20,949
JetBlue Airways Corp. *	5,006	24,780
Jo-Ann Stores, Inc. *	725	15,211
Johnson Controls, Inc.	15,253	462,623
Jones Apparel Group, Inc.	2,259	41,814
Jos. A. Bank Clothiers, Inc. * (a)	543	18,245
KB Home	2,361	46,464
Kenneth Cole Productions, Inc., Class A	826	12,142
Kimball International, Inc., Class B	1,365	14,742
Knoll, Inc.	1,395	21,092
Kohl's Corp. *	8,193	377,533
K-Swiss, Inc., Class A	1,079	18,775
Lakes Gaming, Inc. *	1,229	8,087
Landry's Restaurants, Inc.	559	8,692
Las Vegas Sands Corp. * (a)	9,198	332,140
La-Z-Boy, Inc. (a)	1,769	16,487
Leapfrog Enterprises, Inc., Class A *	2,159	22,799
Lear Corp. *	2,014	21,147
Lennar Corp., Class A	4,175	63,418
Libbey, Inc.	618	5,259
Life Time Fitness, Inc. * (a)	999	31,239
Limited Brands, Inc.	9,306	161,180
Lithia Motors, Inc., Class A (a)	620	2,672
Liz Claiborne, Inc.	2,587	42,504
LKQ Corp. *	3,489	59,208
Lodgian, Inc. *	1,169	9,118
Longs Drug Stores Corp.	977	73,900
Lowe's Companies, Inc.	38,513	912,373
Luby's Cafeterias, Inc. *	1,139	9,158
Lumber Liquidators, Inc. *	1,052	13,213
M.D.C. Holdings, Inc.	1,211	44,310
M/I Homes, Inc.	494	11,253
Macrovision Solutions Corp. *	4,411	67,841
Macy's, Inc.	11,255	202,365
Maidenform Brands, Inc. *	754	10,941
Marcus Corp.	1,062	17,077
Marine Products Corp.	1,659	13,770
Marinemax, Inc. *	662	4,786

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Marriott International, Inc., Class A	9,491	$247,620
Marvel Entertainment, Inc. *	1,989	67,904
Mattel, Inc.	9,439	170,280
McCormick & Schmick's Seafood
Restaurants, Inc. *	603	5,873
McDonald's Corp.	30,068	1,855,196
Meritage Homes Corp. *	795	19,637
MGM Mirage, Inc. * (a)	7,760	221,160
Mobile Mini, Inc. *	1,081	20,896
Modine Manufacturing Company	949	13,742
Mohawk Industries, Inc. *	1,699	114,496
Monaco Coach Corp.	1,061	2,069
Monarch Casino & Resort, Inc. *	738	8,406
Morgans Hotel Group Company *	1,110	12,110
Movado Group, Inc.	758	16,941
MSC Industrial Direct Company, Inc., Class A	1,701	78,365
MTR Gaming Group, Inc. *	995	3,303
Multimedia Games, Inc. *	1,173	5,079
MWI Veterinary Supply, Inc. *	378	14,852
National Cinemedia, Inc.	1,172	12,951
National Presto Industries, Inc.	344	25,628
New York & Company, Inc. *	1,749	16,685
Newell Rubbermaid, Inc.	7,145	123,323
NIKE, Inc., Class B	12,970	867,693
Noble International, Ltd.	754	4,516
Nordstrom, Inc.	6,303	181,652
Northwest Airlines Corp. *	6,025	54,406
Nu Skin Enterprises, Inc., Class A	1,847	29,958
NVR, Inc. *	129	73,788
O'Charley's, Inc.	878	7,683
Office Depot, Inc. *	7,056	41,066
OfficeMax, Inc.	1,955	17,380
O'Reilly Automotive, Inc. *	3,516	94,123
Orient Express Hotels, Ltd.	1,519	36,653
Oshkosh Corp.	1,872	24,636
Owens & Minor, Inc.	1,036	50,246
Oxford Industries, Inc.	557	14,387
P.F. Chang's China Bistro, Inc. * (a)	789	18,573
PACCAR, Inc.	9,561	365,135
Pacific Sunwear of California, Inc. *	2,017	13,574
Panera Bread Company, Class A *	879	44,741
Pantry, Inc. *	666	14,113
Papa John's International, Inc. *	889	24,145
PC Connection, Inc. *	930	6,222
Penn National Gaming, Inc. *	2,208	58,667
Penske Auto Group, Inc.	2,496	28,629
Perry Ellis International, Inc. *	526	7,843
PetSmart, Inc.	3,521	87,004
Phillips-Van Heusen Corp.	1,454	55,121
Pier 1 Imports, Inc. *	2,559	10,569
Pinnacle Airlines Corp. *	802	3,192
Pinnacle Entertainment, Inc. *	1,680	12,701
Polaris Industries, Inc. (a)	921	41,896
Polo Ralph Lauren Corp., Class A	2,610	173,930
Pool Corp. (a)	1,316	30,702
PriceSmart, Inc.	821	13,744

The accompanying notes are an integral part of the financial statements.
395

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Progressive Gaming International Corp. *	378	$541
Pulte Homes, Inc.	6,694	93,515
Quiksilver, Inc. *	3,540	20,320
RadioShack Corp.	3,390	58,579
RC2 Corp. *	658	13,160
Red Robin Gourmet Burgers, Inc. *	514	13,775
Regal Entertainment Group, Class A	3,818	60,248
Regis Corp.	1,170	32,175
Republic Airways Holdings, Inc. *	1,012	10,312
Retail Ventures, Inc. *	1,498	5,842
Rex Stores Corp. *	508	5,867
Rite Aid Corp. * (a)	20,893	17,550
Riviera Holdings Corp. *	471	3,462
Ross Stores, Inc.	3,534	130,087
Royal Caribbean Cruises, Ltd.	5,670	117,652
Ruby Tuesday, Inc. *	1,668	9,658
Rush Enterprises, Inc., Class A *	1,094	14,003
Ryland Group, Inc.	1,135	30,100
Saks, Inc. * (a)	3,680	34,040
Sally Beauty Holdings, Inc. *	4,802	41,297
ScanSource, Inc. *	699	20,124
School Specialty, Inc. *	572	17,841
Scientific Games Corp., Class A *	2,427	55,870
Sealy Corp.	2,539	16,402
Sears Holdings Corp. * (a)	3,571	333,889
Select Comfort Corp. *	1,532	2,528
Shoe Carnival, Inc. *	480	7,862
Shuffle Master, Inc. *	1,140	5,803
Skechers U.S.A., Inc., Class A *	1,222	20,566
Skyline Corp.	339	8,960
SkyWest, Inc.	1,598	25,536
Sonic Automotive, Inc.	1,482	12,538
Sonic Corp. *	1,650	24,041
Southwest Airlines Company	18,829	273,209
Speedway Motorsports, Inc.	1,228	23,921
Stage Stores, Inc.	1,226	16,747
Standard Pacific Corp. *	2,522	12,383
Staples, Inc.	18,312	412,020
Star Gas Partners *	2,812	6,243
Starbucks Corp. *	18,946	281,727
Starwood Hotels & Resorts Worldwide, Inc.	5,119	144,049
Steelcase, Inc. Class A	3,815	41,011
Stein Mart, Inc.	1,741	6,807
Steinway Musical Instruments, Inc. *	486	13,764
Steven Madden, Ltd. *	718	17,792
Suburban Propane Partners, LP	854	28,677
Superior Industries International, Inc.	839	16,075
Susser Holdings Corp. *	562	8,464
Systemax, Inc. *	1,068	15,016
Talbots, Inc.	1,547	20,266
Target Corp.	21,539	1,056,488
Tech Data Corp. *	1,459	43,551
Tempur-Pedic International, Inc.	1,927	22,662
Tenneco, Inc. *	1,217	12,937
Texas Roadhouse, Inc., Class A *	2,313	20,794
The Buckle, Inc.	819	45,487

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
The Cheesecake Factory, Inc. *	1,894	$27,690
The Dress Barn, Inc. *	1,782	27,247
The Gap, Inc.	20,653	367,210
The Men's Wearhouse, Inc.	1,405	29,842
The Pep Boys - Manny, Moe & Jack	1,591	9,832
The Steak & Shake Company * (a)	1,082	9,392
The TJX Companies, Inc.	11,470	350,064
The Toro Company	967	39,937
The Wet Seal, Inc., Class A *	2,916	10,585
Thor Industries, Inc. (a)	1,441	35,766
Tiffany & Company	3,462	122,970
Timberland Company, Class A *	1,664	28,904
Titan International, Inc.	902	19,231
Titan Machinery, Inc. *	484	10,072
TiVo, Inc. *	2,783	20,372
Toll Brothers, Inc. *	4,071	102,711
Town Sports International Holdings, Inc. *	854	5,209
Tractor Supply Company *	1,041	43,774
True Religion Apparel, Inc. * (a)	655	16,932
TRW Automotive Holdings Corp. *	2,592	41,239
Tuesday Morning Corp. *	1,518	6,269
Tween Brands, Inc. *	679	6,647
UAL Corp. *	2,938	25,825
Ulta Salon, Cosmetics & Fragrance, Inc. *	1,524	20,239
Under Armour, Inc., Class A * (a)	1,254	39,827
Unifi, Inc. *	3,278	15,866
Unifirst Corp.	552	23,786
United Stationers, Inc. *	674	32,237
Universal Electronics, Inc. *	533	13,314
Urban Outfitters, Inc. *	4,259	135,734
US Airways Group, Inc. *	2,474	14,918
Vail Resorts, Inc. * (a)	1,015	35,474
VF Corp.	2,818	217,860
Visteon Corp. *	3,970	9,210
Volcom, Inc. *	746	12,891
W.W. Grainger, Inc.	1,988	172,896
Wabash National Corp.	1,176	11,113
WABCO Holdings, Inc.	1,750	62,195
Walgreen Company	25,704	795,796
Wal-Mart Stores, Inc.	101,881	6,101,653
Warnaco Group, Inc. *	1,207	54,665
Warner Music Group Corp.	4,285	32,566
Watsco, Inc. (a)	805	40,475
Wendy's/Arby's Group, Inc. *	12,175	64,041
Wesco International, Inc. *	1,152	37,071
Weyco Group, Inc.	425	14,225
Whirlpool Corp.	1,944	154,140
Williams-Sonoma, Inc.	2,784	45,045
Winnebago Industries, Inc.	939	12,132
WMS Industries, Inc. *	1,333	40,750
Wolverine World Wide, Inc.	1,405	37,176
Woodbridge Holdings Corp *	734	2,064
World Fuel Services Corp.	824	18,977
Wyndham Worldwide Corp.	4,605	72,345
Wynn Resorts, Ltd. *	2,969	242,389
Yum! Brands, Inc.	13,146	428,691

The accompanying notes are an integral part of the financial statements.
396

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Zale Corp. * (a)	1,388	$34,700
Zumiez, Inc. *	790	13,019

		33,960,130
Consumer, Non-cyclical - 21.00%
Aaron Rents, Inc., Class B	1,563	42,310
Abaxis, Inc. *	582	11,465
Abbott Laboratories	39,926	2,298,939
Abiomed, Inc. *	1,003	17,803
ABM Industries, Inc.	1,431	31,253
Abraxis BioScience, Inc. *	1,036	71,443
Acadia Pharmaceuticals, Inc. *	1,206	3,232
Accelrys, Inc. *	1,253	6,879
Accenture, Ltd., Class A	19,625	745,750
Acco Brands Corp. *	1,550	11,687
Accuray, Inc. *	1,574	12,702
Acorda Therapeutics, Inc. *	731	17,434
Administaff, Inc.	737	20,061
Adolor Corp. *	1,856	6,403
Advance America Cash Advance Centers, Inc.	2,148	6,423
Advanced Medical Optics, Inc. *	1,563	27,790
Affymax, Inc. *	507	10,064
Affymetrix, Inc. *	1,807	13,986
Air Methods Corp. *	339	9,597
Akorn, Inc. *	2,617	13,425
Albany Molecular Research, Inc. *	992	17,945
Alberto-Culver Company	2,583	70,361
Alexion Pharmaceuticals, Inc. *	1,950	76,635
Alexza Pharmaceuticals, Inc. *	1,293	6,387
Alico, Inc.	282	13,375
Align Technology, Inc. *	1,917	20,761
Alkermes, Inc. *	2,702	35,937
Allergan, Inc.	7,848	404,172
Alliance Data Systems Corp. *	1,961	124,288
Alliance Imaging, Inc. *	1,501	15,415
Alliance One International, Inc. *	3,015	11,457
Allos Therapeutics, Inc. *	2,052	15,205
Alnylam Pharmaceuticals, Inc. *	1,097	31,758
Alpharma, Inc., Class A *	1,224	45,153
Alphatec Holdings, Inc. *	2,116	9,734
Altair Nanotechnologies, Inc. * (a)	2,419	5,806
Altria Group, Inc.	54,473	1,080,744
Altus Pharmaceuticals, Inc. *	1,133	1,258
AMAG Pharmaceuticals, Inc. *	465	18,009
Amedisys, Inc. *	733	35,675
American Greetings Corp., Class A	1,494	22,843
American Medical Systems Holdings, Inc. *	1,947	34,579
American Public Education, Inc. *	468	22,595
AMERIGROUP Corp. *	1,358	34,276
AmerisourceBergen Corp.	4,326	162,874
Amgen, Inc. *	28,192	1,670,940
Amicus Therapeutics Inc *	789	11,930
AMN Healthcare Services, Inc. *	997	17,517
AmSurg Corp. *	844	21,497
Amylin Pharmaceuticals, Inc. *	3,500	70,770
Andersons, Inc.	462	16,272
Anesiva, Inc. *	1,622	2,433

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
AngioDynamics, Inc. *	815	$12,877
Anheuser-Busch Companies, Inc.	18,989	1,232,006
Animal Health International, Inc. *	1,020	8,405
Apollo Group, Inc., Class A *	4,319	256,117
Apria Healthcare Group, Inc. *	1,229	22,417
Arbitron, Inc.	754	33,696
Archer-Daniels-Midland Company	16,701	365,919
Arden Group, Inc.	114	16,601
Arena Pharmaceuticals, Inc. *	1,883	9,415
Ariad Pharmaceuticals, Inc. *	2,784	6,876
Arqule, Inc. *	1,423	4,582
Array BioPharma, Inc. *	1,395	10,714
ArthroCare Corp. * (a)	729	20,208
Aspect Medical Systems, Inc. *	670	3,484
Assisted Living Concepts, Inc. *	1,872	11,925
athenahealth, Inc. *	854	28,413
AtriCure, Inc. *	725	7,264
Atrion Corp.	100	10,303
Auxilium Pharmaceuticals, Inc. *	1,103	35,737
Avery Dennison Corp.	2,689	119,607
Avis Budget Group, Inc. *	2,718	15,601
Avon Products, Inc.	11,203	465,709
B&G Foods, Inc.	1,291	9,231
Bankrate, Inc. * (a)	488	18,988
Bare Escentuals, Inc. *	2,370	25,762
Barr Pharmaceuticals, Inc. *	2,772	181,012
Barrett Business Services, Inc.	492	6,386
Baxter International, Inc.	16,437	1,078,760
Beckman Coulter, Inc.	1,583	112,377
Becton, Dickinson & Company	6,305	506,039
Bio Reference Labs, Inc. *	437	12,629
Biodel, Inc. *	650	2,177
BioForm Medical, Inc. *	1,453	5,696
BioMarin Pharmaceutical, Inc. *	2,494	66,066
BioMimetic Therapeutics, Inc. *	705	7,797
Bio-Rad Laboratories, Inc., Class A *	691	68,492
BioScrip, Inc. *	1,289	3,841
Blyth, Inc.	1,211	13,733
Boston Beer Company, Inc. *	432	20,516
Boston Scientific Corp. *	38,487	472,235
Bowne & Company, Inc.	920	10,626
Bristol-Myers Squibb Company	51,062	1,064,643
Brookdale Senior Living, Inc.	2,672	58,757
Brown Forman Corp., Class B	3,160	226,920
Bruker BioSciences Corp. *	2,826	37,671
Bunge, Ltd.	3,102	195,984
C.R. Bard, Inc.	2,619	248,465
Cadiz, Inc. *	645	12,300
Calavo Growers, Inc.	524	6,529
Caliper Life Sciences, Inc. *	2,153	6,028
Cal-Maine Foods, Inc. (a)	656	18,001
Cambrex Corp. *	856	5,264
Campbell Soup Company	9,849	380,171
Cantel Medical Corp. *	728	7,003
Capella Education Company *	463	19,844
Capital Senior Living Corp. *	1,324	10,062

The accompanying notes are an integral part of the financial statements.
397

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Caraco Pharmaceutical Labs *	958	$11,985
Cardiac Science Corp. *	1,233	12,774
Cardinal Health, Inc.	9,437	465,055
Cardtronics, Inc. *	1,271	9,990
Career Education Corp. *	2,378	38,880
Catalyst Health Solutions, Inc. *	1,155	30,169
CBIZ, Inc. *	1,869	15,793
CDI Corp.	645	14,403
Celera Corp. *	2,204	34,052
Celgene Corp. *	10,845	686,272
Centene Corp. *	1,156	23,710
Central Garden & Pet Company *	1,980	11,642
Cenveo, Inc. *	1,585	12,189
Cephalon, Inc. *	1,711	132,585
Cepheid, Inc. *	1,464	20,247
Cerus Corp. *	1,314	5,427
Charles River Laboratories International, Inc. *	1,729	96,011
Chattem, Inc. *	529	41,357
Chelsea Therapeutics International, Inc. *	1,239	4,027
Chemed Corp.	630	25,868
Chiquita Brands International, Inc. *	1,146	18,118
Church & Dwight, Inc.	1,697	105,367
Clarient, Inc. * (a)	3,127	5,472
Clinical Data, Inc. *	645	10,372
Clorox Company	3,488	218,663
Coca-Cola Bottling Company Consolidated	299	13,054
Coca-Cola Enterprises, Inc.	12,478	209,256
Coinstar, Inc. *	826	26,432
Colgate-Palmolive Company	12,292	926,202
Combinatorx, Inc. *	1,535	4,958
Community Health Systems, Inc. *	2,451	71,839
ConAgra Foods, Inc.	12,635	245,877
Conceptus, Inc. *	975	16,165
CONMED Corp. *	853	27,296
Consolidated Graphics, Inc. *	401	12,162
Constellation Brands, Inc., Class A *	5,550	119,103
Continucare Corp. *	3,120	8,330
Convergys Corp. *	3,388	50,075
Corinthian Colleges, Inc. *	2,303	34,545
Corn Products International, Inc.	1,914	61,784
Cornell Corrections, Inc. *	573	15,574
Corporate Executive Board Company	941	29,406
Corrections Corp. of America *	3,115	77,408
CorVel Corp. *	498	14,248
CoStar Group, Inc. *	612	27,779
Cougar Biotechnology, Inc. *	516	17,229
Covance, Inc. *	1,619	143,136
Coventry Health Care, Inc. *	4,016	130,721
Covidien, Ltd.	12,836	690,063
CPEX Pharmaceuticals, Inc. *	74	1,387
CRA International, Inc. *	341	9,371
Cross Country Healthcare, Inc. *	1,037	16,893
Cryolife, Inc. *	1,125	14,760
Cubist Pharmaceuticals, Inc. *	1,479	32,878
CV Therapeutics, Inc. *	1,731	18,695
Cyberonics, Inc. *	854	14,518

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Cynosure, Inc. *	415	$7,445
Cypress Biosciences, Inc. *	1,333	9,798
Cytokinetics, Inc. *	2,095	9,930
CytRx Corp. *	3,405	1,737
Datascope Corp.	460	23,750
DaVita, Inc. *	2,746	156,549
Dean Foods Company *	3,374	78,817
Del Monte Foods Company	5,262	41,044
Deluxe Corp.	1,311	18,865
Dendreon Corp. * (a)	2,443	13,950
DENTSPLY International, Inc.	3,901	146,444
DepoMed, Inc. *	1,850	6,752
DeVry, Inc.	1,846	91,451
DexCom, Inc. *	1,141	7,063
Diamond Foods, Inc.	568	15,921
Dollar Financial Corp. *	740	11,389
Dollar Thrifty Automotive Group, Inc. *	696	1,343
Dun & Bradstreet Corp.	1,448	136,633
Durect Corp. *	2,131	11,934
Dyax Corp. *	2,448	10,771
Dynavax Technologies Corp. *	1,626	2,358
DynCorp International, Inc. *	1,490	24,972
Edwards Lifesciences Corp. *	1,487	85,889
Electro Rent Corp.	893	11,993
Elizabeth Arden, Inc. *	896	17,588
Emergency Medical Services Corp., Class A *	354	10,578
Emergent Biosolutions, Inc. *	976	12,776
Emeritus Corp. *	1,099	27,365
Endo Pharmaceutical Holdings, Inc. *	3,465	69,300
Ennis Business Forms, Inc.	823	12,724
Enzo Biochem, Inc. *	1,224	13,440
Enzon Pharmaceuticals, Inc. *	1,414	10,435
Equifax, Inc.	3,361	115,786
Estee Lauder Companies, Inc., Class A	4,993	249,201
Euronet Worldwide, Inc. *	1,298	21,716
EV3, Inc. * (a)	2,835	28,463
Exactech, Inc. *	498	11,076
Exelixis, Inc. *	3,023	18,380
Exlservice Holdings, Inc. *	919	8,069
Exponent, Inc. *	513	16,975
Express Scripts, Inc. *	6,530	482,045
Farmer Brothers Company	636	15,817
First Advantage Corp., Class A *	1,878	26,386
Five Star Quality Care, Inc. *	1,273	4,774
Flowers Foods, Inc.	2,403	70,552
Forest Laboratories, Inc. *	8,081	228,531
Forrester Research, Inc. *	759	22,254
Fortune Brands, Inc.	3,912	224,392
Fossil, Inc. *	1,818	51,322
Fresh Del Monte Produce, Inc. *	1,593	35,365
FTI Consulting, Inc. *	1,230	88,855
Gaiam, Inc., Class A *	693	7,346
Gartner Group, Inc., Class A *	2,736	62,052
Genentech, Inc. *	27,155	2,408,105
General Mills, Inc.	8,619	592,298
Genomic Health, Inc. *	785	17,780

The accompanying notes are an integral part of the financial statements.
398

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Genoptix, Inc. *	441	$14,407
Genpact, Ltd. *	5,340	55,483
Gen-Probe, Inc. *	1,401	74,323
Gentiva Health Services, Inc. *	919	24,758
Genzyme Corp. *	6,767	547,383
Geron Corp. * (a)	2,312	9,132
Gilead Sciences, Inc. *	24,160	1,101,213
Global Cash Access, Inc. *	2,505	12,675
Global Payments, Inc.	2,027	90,931
Great Lakes Dredge & Dock Company	1,642	10,361
Green Mountain Coffee Roasters, Inc. * (a)	624	24,548
GTx, Inc. *	1,104	20,998
H & R Block, Inc.	8,294	188,688
H&E Equipment Services, Inc. *	1,195	11,544
H.J. Heinz Company	8,113	405,407
Haemonetics Corp. *	659	40,673
Hain Celestial Group, Inc. *	1,094	30,118
Halozyme Therapeutics, Inc. *	1,950	14,313
Hanger Orthopedic Group, Inc. *	913	15,932
Hansen Medical, Inc. * (a)	612	8,225
Hansen Natural Corp. *	2,407	72,812
Health Management Associates, Inc., Class A *	6,501	27,044
Health Net, Inc. *	2,806	66,222
Health Tronics, Inc. *	2,040	5,957
Healthcare Services Group, Inc.	1,125	20,576
Healthsouth Corp. *	2,070	38,150
Healthspring, Inc. *	1,639	34,681
Healthways, Inc. *	935	15,082
Heartland Payment Systems, Inc. (a)	1,040	26,582
Heidrick & Struggles International, Inc.	532	16,040
Helen of Troy, Ltd. *	889	20,243
Helicos BioSciences Corp. *	788	1,355
Henry Schein, Inc. *	2,254	121,355
Herbalife, Ltd.	1,730	68,370
Hershey Company	5,854	231,467
Hertz Global Holdings, Inc. *	8,169	61,839
Hewitt Associates, Inc., Class A *	2,776	101,157
Hill International, Inc. *	897	12,423
Hill-Rom Holdings, Inc.	1,574	47,708
HMS Holdings Corp. *	667	15,981
Hologic, Inc. *	6,484	125,336
Hormel Foods Corp.	3,500	126,980
Hospira, Inc. *	3,976	151,883
Human Genome Sciences, Inc. *	4,053	25,737
Huron Consulting Group, Inc. *	506	28,832
ICF International, Inc. *	438	8,651
ICU Medical, Inc. *	409	12,438
Idenix Pharmaceuticals, Inc. *	2,211	15,986
Idera Pharmaceuticals, Inc. *	842	11,847
IDEXX Laboratories, Inc. *	1,575	86,310
I-Flow Corp. *	949	8,835
Illumina, Inc. *	2,868	116,240
ImClone Systems, Inc. *	2,234	139,491
Immucor, Inc. *	1,820	58,167
Immunogen, Inc. *	2,179	10,699
Immunomedics, Inc. *	2,368	4,215

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Imperial Sugar Company	441	$5,971
Incyte Corp. *	2,294	17,549
Indevus Pharmaceuticals, Inc. *	2,544	8,522
Infinity Pharmaceuticals, Inc. *	1,143	8,858
Informatica Corp. *	2,329	30,254
Ingles Markets, Inc.	802	18,310
Inspire Pharmaceuticals, Inc. *	2,307	8,236
Insulet Corp. *	754	10,496
Integra LifeSciences Holdings Corp. *	721	31,746
Interactive Data Corp.	2,452	61,839
Intermediate Parfums, Inc.	1,248	16,923
Intermune, Inc. *	1,056	18,068
Intuitive Surgical, Inc. *	991	238,811
Invacare Corp.	881	21,267
Inverness Medical Innovations, Inc. *	1,919	57,570
Invitrogen Corp. *	2,370	89,586
IRIS International, Inc. *	632	11,313
Iron Mountain, Inc. *	5,157	125,882
Isis Pharmaceuticals, Inc. *	2,386	40,300
Ista Pharmaceuticals, Inc. *	1,301	2,069
ITT Educational Services, Inc. *	1,022	82,690
J & J Snack Foods Corp.	585	19,837
J.M. Smucker Company	1,473	74,666
Jackson Hewitt Tax Service, Inc.	813	12,471
Jarden Corp. *	2,030	47,603
Javelin Pharmaceuticals, Inc. *	1,659	4,313
Jazz Pharmaceuticals, Inc. * (a)	815	4,026
Johnson & Johnson	72,900	5,050,512
Kellogg Company	10,210	572,781
Kelly Services, Inc., Class A	1,113	21,203
Kendle International, Inc. *	396	17,705
Kenexa Corp. *	756	11,937
Kensey Nash Corp. *	435	13,685
Keryx Biopharmaceuticals, Inc. * (a)	1,631	571
Kforce, Inc. *	1,316	13,436
Kimberly-Clark Corp.	9,345	605,930
Kindred Healthcare, Inc. *	1,037	28,590
Kinetic Concepts, Inc. *	1,850	52,892
King Pharmaceuticals, Inc. *	6,304	60,392
Korn/Ferry International *	1,228	21,883
Kraft Foods, Inc., Class A	40,113	1,313,701
K-V Pharmaceutical Company, Class A *	1,290	29,296
La Jolla Pharmaceutical Company *	1,783	1,997
Laboratory Corp. of America Holdings *	2,951	205,095
Lance, Inc.	920	20,875
Landauer, Inc.	324	23,571
LCA-Vision, Inc.	648	3,007
Learning Tree International, Inc. *	517	6,437
LECG Corp. *	977	7,884
Lender Processing Services, Inc.	2,475	75,537
Lexicon Genetics, Inc. *	4,817	8,574
LHC Group, Inc. *	594	16,917
LifePoint Hospitals, Inc. *	1,508	48,467
Ligand Pharmaceuticals, Inc., Class B *	3,180	9,381
Lincare Holdings, Inc. *	2,055	61,835
Lincoln Educational Services Corp. *	950	12,569

The accompanying notes are an integral part of the financial statements.
399

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Live Nation, Inc. *	1,912	$31,108
Lorillard, Inc.	2,765	196,730
Luminex Corp. *	1,163	29,087
M & F Worldwide Corp. *	595	23,800
Macquarie Infrastructure Company LLC	993	13,118
Magellan Health Services, Inc. *	1,036	42,538
Mannkind Corp. *	2,886	11,140
Manpower, Inc.	2,077	89,643
MAP Pharmaceuticals, Inc. *	660	6,679
Martek Biosciences Corp. *	853	26,801
Masimo Corp. *	1,432	53,270
Maui Land & Pineapple, Inc. *	404	11,106
MAXIMUS, Inc.	593	21,846
Maxygen, Inc. *	1,541	6,518
McCormick & Company, Inc.	3,265	125,539
McGrath Rentcorp	749	21,586
McKesson Corp.	7,492	403,145
Medarex, Inc. *	3,396	21,972
MedCath Corp. *	708	12,687
Medco Health Solutions, Inc. *	13,856	623,520
Medical Action, Inc. *	640	8,403
Medical Staffing Network Holdings, Inc. *	1,571	2,592
Medicines Company *	1,521	35,318
Medicis Pharmaceutical Corp., Class A	1,470	21,918
Medivation, Inc. *	907	23,999
Medtronic, Inc.	29,543	1,480,104
Mentor Corp.	871	20,782
Merck & Company, Inc.	56,488	1,782,761
Meridian Bioscience, Inc.	1,077	31,276
Merit Medical Systems, Inc. *	858	16,105
MGP Ingredients, Inc.	718	2,039
Micrus Endovascular Corp. *	573	7,993
Midas, Inc. *	675	9,288
Millipore Corp. *	1,371	94,325
Molecular Insight Pharmaceuticals, Inc. *	1,062	8,156
Molina Healthcare, Inc. *	814	25,234
Molson Coors Brewing Company, Class B	4,613	215,658
Momenta Pharmaceuticals, Inc. *	1,174	15,391
Monro Muffler Brake, Inc.	762	17,572
Moody's Corp.	6,689	227,426
Morningstar, Inc. *	1,156	64,123
MPS Group, Inc. *	2,749	27,710
Multi-Color Corp.	455	10,870
Mylan, Inc. *	7,786	88,916
Myriad Genetics, Inc. *	1,161	75,326
Nabi Biopharmaceuticals *	2,577	12,009
Nanosphere, Inc. *	769	6,560
Nash Finch Company	456	19,663
National Beverage Corp. *	1,464	12,986
National Healthcare Corp.	375	17,670
National Research Corp.	517	15,851
Natus Medical, Inc. *	687	15,567
Navigant Consulting Company *	1,391	27,667
NBTY, Inc. *	1,737	51,276
Nektar Therapeutics *	2,762	9,916
Neogen Corp. *	509	14,344

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Neurocrine Biosciences, Inc. *	1,366	$6,407
Nighthawk Radiology Holdings, Inc. *	851	6,144
Novavax, Inc. *	2,867	8,314
Noven Pharmaceuticals, Inc. *	807	9,426
NPS Pharmaceuticals, Inc. *	1,899	13,559
NutriSystem, Inc.	920	16,302
Nuvasive, Inc. *	933	46,025
NxStage Medical, Inc. *	1,053	4,444
Obagi Medical Products, Inc. *	882	8,802
Odyssey Healthcare, Inc. *	1,305	13,246
Odyssey Marine Exploration, Inc. *	1,632	7,409
Omnicare, Inc.	3,130	90,050
Omrix Biopharmaceuticals, Inc. *	504	9,042
Onyx Pharmaceuticals, Inc. *	1,417	51,267
Opko Health, Inc. *	4,614	8,075
Optimer Pharmaceuticals, Inc. *	1,337	10,629
OraSure Technologies, Inc. *	1,503	7,395
Orexigen Therapeutics, Inc. *	964	10,402
Orthofix International NV *	449	8,365
Orthovita, Inc. *	3,268	8,497
OSI Pharmaceuticals, Inc. *	1,509	74,379
Osiris Therapeutics, Inc. *	965	18,615
Pain Therapeutics, Inc. * (a)	1,365	13,336
Palomar Medical Technologies, Inc. *	545	7,336
Par Pharmaceutical Companies, Inc. *	907	11,147
Parexel International Corp. *	1,594	45,684
Patterson Companies, Inc. *	3,582	108,929
Paychex, Inc.	9,780	323,033
PDL BioPharma, Inc. *	3,056	28,451
Pediatrix Medical Group, Inc. *	1,244	67,076
Peets Coffee & Tea, Inc. *	613	17,115
PeopleSupport, Inc. *	711	8,312
Pepsi Bottling Group, Inc.	5,767	168,223
PepsiAmericas, Inc.	3,338	69,163
PepsiCo, Inc.	40,151	2,861,562
Perrigo Company	2,460	94,612
PetMed Express, Inc. *	840	13,188
Pfizer, Inc.	177,290	3,269,228
Pharmaceutical Product Development, Inc.	3,056	126,366
Pharmacopeia Drug Discovery, Inc. *	1,816	2,706
Pharmanet Development Group, Inc. *	504	3,639
Pharmasset, Inc. *	648	12,928
PharMerica Corp. *	829	18,644
PHH Corp. *	1,499	19,922
Philip Morris International, Inc.	54,473	2,620,151
Pilgrim's Pride Corp.	1,733	4,315
Poniard Pharmaceuticals, Inc. *	1,427	6,093
Power Medical Interventions, Inc. *	738	2,376
POZEN, Inc. * (a)	1,043	10,962
Pre-Paid Legal Services, Inc. * (a)	343	14,152
Prestige Brands Holdings, Inc. *	1,615	14,341
Princeton Review, Inc. *	1,140	9,120
Procter & Gamble Company	81,032	5,647,120
Progenics Pharmaceuticals, Inc. *	857	11,407
Protection One, Inc. *	889	7,832
Providence Service Corp. *	416	4,077

The accompanying notes are an integral part of the financial statements.
400

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
PSS World Medical, Inc. *	1,759	$34,301
Psychiatric Solutions, Inc. *	1,429	54,231
QC Holdings, Inc.	963	6,587
Quanta Services, Inc. *	4,390	118,574
Quest Diagnostics, Inc.	4,997	258,195
Questcor Pharmaceuticals, Inc. *	1,993	14,649
Quidel Corp. *	921	15,114
R.R. Donnelley & Sons Company	5,513	135,234
RadNet, Inc. *	1,135	4,551
Ralcorp Holdings, Inc. *	675	45,502
Regeneron Pharmaceuticals, Inc. *	1,775	38,748
RehabCare Group, Inc. *	548	9,919
Rent-A-Center, Inc. *	1,972	43,936
Repligen Corp. *	1,269	5,977
Res-Care, Inc. *	816	14,802
ResMed, Inc. *	1,984	85,312
Resources Connection, Inc. *	1,426	32,128
Revlon, Inc. *	1,660	24,651
Reynolds American, Inc.	7,620	370,484
Rigel Pharmaceuticals, Inc. *	821	19,170
Robert Half International, Inc.	4,154	102,812
Rollins, Inc.	2,691	51,075
RSC Holdings, Inc. *	2,700	30,672
RTI Biologics, Inc. *	1,495	13,978
Ruddick Corp.	1,236	40,108
Russ Berrie & Company, Inc. *	770	5,906
RXi Pharmaceuticals Corp. *	169	1,379
Safeway, Inc.	11,288	267,751
SAIC, Inc. *	3,249	65,727
Salix Pharmaceuticals, Ltd. *	1,490	9,551
Sanderson Farms, Inc.	551	20,244
Sangamo Biosciences, Inc. * (a)	1,144	8,809
Sara Lee Corp.	18,696	236,130
Savient Pharmaceuticals, Inc. *	1,441	21,485
Schering-Plough Corp.	42,080	777,218
Sciele Pharma, Inc. *	949	29,220
Seaboard Corp.	33	41,481
Seattle Genetics, Inc. *	1,805	19,314
Senomyx, Inc. *	1,170	5,300
Sepracor, Inc. *	2,906	53,209
Sequenom, Inc. *	1,257	33,461
Service Corp. International	7,485	62,575
Sirona Dental Systems, Inc. *	1,449	33,733
Skilled Healthcare Group, Inc. *	1,166	18,528
Smart Balance, Inc. *	1,176	7,715
Smithfield Foods, Inc. *	3,444	54,691
Somanetics Corp. *	459	10,038
Sonic Innovations, Inc. *	1,339	3,401
SonoSite, Inc. *	484	15,198
Sotheby's	1,724	34,583
Spartan Motors, Inc.	885	2,814
Spartan Stores, Inc.	728	18,113
Spectranetics Corp. *	957	4,431
Spectrum Brands, Inc. * (a)	1,928	2,680
Spherion Corp. *	1,978	9,633
St. Jude Medical, Inc. *	8,790	382,277

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Standard Parking Corp. *	599	$13,310
Steiner Leisure, Ltd. *	440	15,127
Stereotaxis, Inc. *	1,375	8,319
STERIS Corp.	1,645	61,819
Stewart Enterprises, Inc., Class A	2,914	22,904
Stonemor Partners LP	640	9,331
Strayer Education, Inc.	374	74,897
Stryker Corp.	10,590	659,757
Sucampo Pharmaceuticals, Inc. *	1,224	10,441
SuccessFactors, Inc. *	1,449	15,794
Sun Healthcare Group, Inc. *	1,176	17,240
Sunrise Senior Living, Inc. *	1,271	17,527
Supergen, Inc. *	2,016	2,863
SUPERVALU, Inc.	5,436	117,961
SurModics, Inc. * (a)	479	15,084
Symmetry Medical, Inc. *	982	18,226
Synovis Life Technologies, Inc. *	498	9,372
Synta Pharmaceuticals Corp. * (a)	1,298	9,891
Sysco Corp.	15,781	486,528
Targacept, Inc. *	1,128	6,554
Targanta Therapeutics Corp. *	981	6,661
Team, Inc. *	500	18,060
Techne Corp. *	1,007	72,625
Teekay Offshore Partners LP	847	9,783
Tejon Ranch Company *	507	18,835
TeleTech Holdings, Inc. *	1,884	23,437
Tenet Healthcare Corp. *	12,406	68,853
Tercica, Inc. *	1,698	15,180
Tetra Tech, Inc. *	1,554	37,389
The Advisory Board Company *	502	15,140
The Coca-Cola Company	60,105	3,178,352
The Cooper Companies, Inc.	1,150	39,974
The Ensign Group, Inc.	704	12,031
The Geo Group, Inc. *	1,326	26,798
The Great Atlantic & Pacific Tea Company,
Inc. *	1,270	13,741
The Hackett Group, Inc. *	2,072	11,272
The Kroger Company	17,507	481,092
The Scotts Company, Class A	1,630	38,533
The Standard Register Company	1,169	11,515
Theravance, Inc. *	1,674	20,858
Thoratec Corp. *	1,601	42,026
Ticketmaster Entertainment, Inc. *	1,477	15,848
TNS, Inc. *	796	15,419
TomoTherapy, Inc. *	1,486	6,806
Tootsie Roll Industries, Inc. (a)	1,560	45,100
Trans1, Inc. *	604	5,974
TravelCenters of America LLC *	568	1,619
Tree.com, Inc. *	246	1,186
TreeHouse Foods, Inc. *	928	27,562
Triple-S Management Corp. *	1,011	16,469
Trubion Pharmaceuticals, Inc. *	691	2,294
TrueBlue, Inc. *	1,228	19,844
Tupperware Brands Corp.	1,590	43,932
Tyson Foods, Inc., Class A	9,178	109,585
United Natural Foods, Inc. *	1,170	29,238

The accompanying notes are an integral part of the financial statements.
401

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
United Rentals, Inc. *	2,320	$35,357
United Therapeutics Corp. *	547	57,528
UnitedHealth Group, Inc.	33,522	851,124
Universal Corp.	714	35,050
Universal Health Services, Inc., Class B	1,373	76,929
Universal Technical Institute, Inc. *	890	15,183
USANA Health Sciences, Inc. *	444	18,200
UST, Inc.	4,004	266,426
Valassis Communications, Inc. *	1,477	12,791
Valeant Pharmaceuticals International *	2,522	51,625
Varian Medical Systems, Inc. *	3,240	185,101
VCA Antech, Inc. *	2,156	63,537
Vector Group, Ltd.	1,655	29,227
Vertex Pharmaceuticals, Inc. *	3,482	115,742
Viad Corp.	648	18,656
Vical, Inc. *	2,395	5,245
Village Super Market, Inc.	312	14,873
ViroPharma, Inc. *	2,089	27,408
Virtual Radiologic Corp *	532	4,341
Visa, Inc.	20,262	1,243,884
VistaPrint, Ltd. * (a)	1,132	37,175
Vital Images, Inc. *	548	8,220
Vital Signs, Inc.	412	30,447
Vivus, Inc. *	1,879	14,919
VNUS Medical Technologies *	762	15,949
Volcano Corp. *	1,173	20,281
Volt Information Sciences, Inc. *	717	6,439
Warner Chilcott, Ltd., Class A *	6,434	97,282
Watson Pharmaceuticals, Inc. *	2,685	76,523
Watson Wyatt Worldwide, Inc., Class A	1,097	54,554
WD-40 Company	583	20,947
Weight Watchers International, Inc.	2,010	73,566
Weis Markets, Inc.	739	26,611
WellCare Health Plans, Inc. *	1,087	39,132
WellPoint, Inc. *	14,812	692,757
West Pharmaceutical Services, Inc.	871	42,522
Western Union Company	19,460	480,078
Whole Foods Market, Inc. (a)	3,542	70,946
William Wrigley, Jr. Company	7,180	570,092
Winn-Dixie Stores, Inc. *	1,446	20,099
Wright Express Corp. *	1,061	31,671
Wright Medical Group, Inc. *	1,089	33,149
Wyeth	34,628	1,279,158
XenoPort, Inc. *	675	32,731
XOMA, Ltd. *	3,829	8,041
Xtent, Inc. *	868	1,198
Zapata, Corp. *	1,498	10,007
Zimmer Holdings, Inc. *	6,170	398,335
Zoll Medical Corp. *	573	18,749
Zymogenetics, Inc. *	2,003	13,340

		79,833,276
Diversified - 0.11%
Icahn Enterprises LP	1,815	78,136
Leucadia National Corp.	5,763	261,871
Resource America, Inc.	693	6,583

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Diversified (continued)
Walter Industries, Inc.	1,344	$63,773

		410,363
Energy - 11.83%
Abraxas Petroleum Corp. *	2,133	5,567
Akeena Solar, Inc. * (a)	1,028	3,896
Alliance Holdings GP LP	1,549	31,026
Alliance Resource Partners LP	994	31,331
Allis-Chalmers Energy, Inc. *	1,028	13,004
Alon USA Energy, Inc.	1,343	18,104
Alpha Natural Resources, Inc. *	1,719	88,408
American Oil & Gas, Inc. *	2,037	5,317
Anadarko Petroleum Corp.	12,092	586,583
Apache Corp.	8,467	882,939
APCO Argentina, Inc.	855	24,205
Approach Resources, Inc. *	810	11,713
Arch Coal, Inc.	3,702	121,759
Arena Resources, Inc. *	878	34,110
Atlas America, Inc.	1,125	38,374
Atlas Energy Resources LLC	1,643	42,389
Atlas Pipeline Holdings LP	582	14,026
Atlas Pipeline Partners LP	1,025	26,127
ATP Oil & Gas Corp. * (a)	927	16,510
Atwood Oceanics, Inc. *	1,582	57,585
Aventine Renewable Energy Holdings, Inc. *	1,326	4,190
Baker Hughes, Inc.	8,291	501,937
Basic Energy Services, Inc. *	1,262	26,881
Berry Petroleum Company, Class A	1,149	44,501
Bill Barrett Corp. *	1,181	37,922
BioFuel Energy Corp. *	1,267	672
BJ Services Company	7,425	142,040
Boardwalk Pipeline Partners LP	2,857	58,854
BP Prudhoe Bay Royalty Trust	440	40,907
BPZ Energy, Inc. *	1,677	28,844
BreitBurn Energy Partners LP	1,720	25,559
Brigham Exploration Company *	1,727	18,980
Bronco Drilling Company, Inc. *	927	9,474
Buckeye GP Holdings LP	779	12,137
Buckeye Partners LP *	1,170	43,395
Cabot Oil & Gas Corp.	2,475	89,446
Cal Dive International, Inc. *	2,829	29,987
Callon Petroleum Company *	769	13,865
Calumet Specialty Products Partners LP *	849	10,485
Cameron International Corp. *	5,582	215,130
Cano Petroleum, Inc. *	1,365	3,153
Carbo Ceramics, Inc.	692	35,714
Carrizo Oil & Gas, Inc. *	768	27,855
Cheniere Energy, Inc. * (a)	1,304	2,934
Chesapeake Energy Corp.	12,139	435,305
Chevron Corp.	55,318	4,562,629
Cimarex Energy Company	2,073	101,390
Clayton Williams Energy, Inc. *	380	26,801
Clean Energy Fuels Corp. *	1,244	17,603
CNX Gas Corp. *	3,933	88,060
Complete Production Services, Inc. *	1,954	39,334
Comstock Resources, Inc. *	1,176	58,859
Comverge, Inc. *	577	2,654

The accompanying notes are an integral part of the financial statements.
402

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
Concho Resources, Inc. *	2,036	$56,214
ConocoPhillips	41,480	3,038,410
CONSOL Energy, Inc.	4,741	217,564
Contango Oil & Gas Company *	444	23,967
Continental Resources, Inc. *	4,415	173,200
Copano Energy LLC	1,266	30,966
Covanta Holding Corp. *	4,048	96,909
Cross Timbers Royalty Trust	437	20,189
Crosstex Energy LP *	1,214	22,168
Crosstex Energy, Inc.	1,033	25,794
CVR Energy, Inc. *	2,171	18,497
Dawson Geophysical Company *	224	10,459
DCP Midstream Partners LP	622	10,524
Delek US Holdings, Inc.	1,343	12,450
Delta Petroleum Corp. *	1,714	23,276
Denbury Resources, Inc. *	6,233	118,676
Devon Energy Corp.	11,484	1,047,341
Diamond Offshore Drilling, Inc.	3,576	368,543
Dorchester Minerals LP *	984	22,730
Dresser-Rand Group, Inc. *	2,227	70,084
Dril-Quip, Inc. *	1,048	45,473
Duke Energy Corp.	32,587	567,991
Duncan Energy Partners LP	706	11,268
Eagle Rock Energy Partners LP (a)	1,957	20,607
Edge Petroleum Corp. *	1,109	1,985
El Paso Corp.	18,294	233,431
Enbridge Energy Management LLC *	458	19,190
Enbridge Energy Partners LP *	2,290	91,096
Encore Aquisition Company *	1,411	58,952
Encore Energy Partners LP *	722	15,754
Energy Partners, Ltd. *	1,053	9,130
Energy Transfer Equity LP	5,620	122,235
Energy Transfer Partners LP	3,748	138,039
ENSCO International, Inc.	3,676	211,848
Enterprise GP Holdings LP	3,573	84,073
Enterprise Products Partners LP	11,085	285,660
EOG Resources, Inc.	6,265	560,467
Equitable Resources, Inc.	3,035	111,324
EV Energy Partner LP	400	7,600
Evergreen Solar, Inc. *	2,681	14,799
EXCO Resources, Inc. *	2,770	45,206
Exterran Holdings, Inc. *	1,688	53,948
Exterran Partners LP	572	8,654
Exxon Mobil Corp.	141,814	11,013,275
Flotek Industries, Inc. *	522	5,742
Forest Oil Corp. *	2,150	106,640
Foundation Coal Holdings, Inc.	1,184	42,127
Frontier Oil Corp.	2,692	49,587
Fuelcell Energy, Inc. *	1,967	11,861
FX Energy, Inc. *	1,670	12,425
Gasco Energy, Inc. *	4,537	8,257
Genesis Energy LP	1,017	14,533
Geokinetics, Inc. *	451	8,569
GeoMet, Inc. *	2,217	12,060
Global Industries, Ltd. *	3,098	21,500
GMX Resources, Inc. *	481	22,992

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
Goodrich Petroleum Corp. *	854	$37,226
Grey Wolf, Inc. *	5,060	39,367
Gulf Islands Fabrication, Inc.	535	18,441
Gulfport Energy Corp. *	1,214	12,201
Halliburton Company	22,797	738,395
Harvest Natural Resources, Inc. *	1,185	11,992
Headwaters, Inc. *	1,251	16,701
Helix Energy Solutions Group, Inc. *	2,330	56,572
Helmerich & Payne, Inc.	2,663	115,015
Hercules Offshore, Inc. *	2,298	34,838
Hess Corp.	8,168	670,429
Hiland Holdings GP LP *	655	13,486
Hiland Partners LP	435	15,790
Holly Corp.	1,401	40,517
Holly Energy Partners LP *	547	16,432
Hornbeck Offshore Services, Inc. *	692	26,725
Hugoton Royalty Trust, SBI	1,022	27,430
International Coal Group, Inc. *	4,341	27,088
ION Geophysical Corp. *	2,359	33,474
James River Coal Company *	710	15,613
Key Energy Services, Inc. *	3,356	38,930
Kinder Morgan Energy Partners LP	6,294	327,477
Kinder Morgan Management LLC *	1,940	95,448
Legacy Reserves LP (a)	896	15,375
Linn Energy LLC	2,860	43,758
Lufkin Industries, Inc.	394	31,264
Magellan Midstream Holdings LP	1,501	25,787
Magellan Midstream Partners LP	1,647	53,363
Marathon Oil Corp.	18,395	733,409
Mariner Energy, Inc. *	2,273	46,597
Markwest Energy Partners LP *	1,687	42,647
Massey Energy Company	2,096	74,764
Matrix Service Company *	756	14,440
McMoran Exploration Company *	1,432	33,852
Murphy Oil Corp.	4,820	309,155
Nabors Industries, Ltd. *	7,168	178,627
NATCO Group, Inc. *	485	19,487
National Fuel Gas Company	2,009	84,740
National Oilwell Varco, Inc. *	10,676	536,255
Natural Resource Partners LP	1,635	41,415
Newfield Exploration Company *	3,273	104,703
Newpark Resources, Inc. *	2,824	20,615
Noble Corp.	6,907	303,217
Noble Energy, Inc.	4,369	242,873
Nova Biosource Fuels, Inc. * (a)	3,457	519
NuStar Energy LP *	1,277	54,234
NuStar GP Holdings LLC	1,181	20,668
Occidental Petroleum Corp.	21,616	1,522,847
Oceaneering International, Inc. *	1,409	75,128
Oil States International, Inc. *	1,273	45,001
ONEOK Partners LP	2,119	107,497
Pacific Ethanol, Inc. * (a)	1,283	1,783
Panhandle Oil and Gas, Inc.	435	12,454
Parallel Petroleum Corp. *	1,145	10,786
Parker Drilling Company *	3,329	26,699
Patriot Coal Corp. *	1,416	41,135

The accompanying notes are an integral part of the financial statements.
403

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
Patterson-UTI Energy, Inc.	3,964	$79,359
Peabody Energy Corp.	6,860	308,700
Penn Virginia Corp.	981	52,425
Penn Virginia GP Holdings LP	1,029	21,496
Penn Virginia Resource Partners LP *	1,332	21,965
PetroHawk Energy Corp. *	4,474	96,773
Petroleum Development Corp. *	408	18,103
Petroquest Energy, Inc. *	1,352	20,753
Pioneer Drilling Company *	1,650	21,945
Pioneer Natural Resources Company	3,005	157,101
Plains All American Pipeline LP	2,945	116,681
Plains Exploration & Production Company *	2,869	100,874
Plug Power, Inc. * (a)	3,526	3,491
Pride International, Inc. *	4,210	124,658
Quest Energy Partners LP	845	5,662
Quest Resource Corp. * (a)	1,485	3,950
Questar Corp.	4,362	178,493
Quicksilver Resources, Inc. *	4,030	79,109
RAM Energy Resources, Inc. *	2,776	8,023
Range Resources Corp.	3,825	163,978
Regency Energy Partners LP	1,459	26,758
Rex Energy Corp. *	1,006	15,855
Rosetta Resources, Inc. *	1,512	27,760
Rowan Companies, Inc.	2,792	85,296
RPC, Inc.	2,681	37,695
SandRidge Energy, Inc. *	3,673	71,991
Schlumberger, Ltd.	30,954	2,417,198
SEACOR Holdings, Inc. *	586	46,265
SemGroup Energy Partners LP	839	5,856
Smith International, Inc.	5,656	331,668
South Texas Oil Company *	898	1,805
Southwestern Energy Company *	8,714	266,126
Spectra Energy Corp.	16,180	385,084
Spectra Energy Partners LP * (a)	1,842	34,998
St. Mary Land & Exploration Company	1,590	56,684
Stone Energy Corp. *	1,051	44,489
SulphCo, Inc. * (a)	2,556	5,138
Sunoco Logistics Partners LP *	777	34,382
Sunoco, Inc.	3,011	107,131
SunPower Corp., Class A *	2,170	153,918
Superior Energy Services, Inc. *	2,065	64,304
Superior Well Services, Inc. *	793	20,071
Swift Energy Company *	781	30,217
T-3 Energy Services, Inc. *	348	12,918
Targa Resources Partners LP	1,188	20,220
TC Pipelines LP *	968	29,950
TEPPCO Partners LP	2,240	58,531
Tesoro Corp.	3,521	58,061
TETRA Technologies, Inc. *	2,058	28,503
Tidewater, Inc.	1,401	77,559
Toreador Resources Corp. * (a)	720	6,473
TransMontaigne Partners LP *	465	9,751
Transocean, Inc. *	8,031	882,125
Trico Marine Services, Inc. *	483	8,250
Tri-Valley Corp. * (a)	1,286	8,153
TXCO Resources, Inc. *	1,084	10,883

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
Ultra Petroleum Corp. *	3,857	$213,446
Union Drilling, Inc. *	846	8,959
Unit Corp. *	1,171	58,339
VAALCO Energy, Inc. *	2,317	15,848
Valero Energy Corp.	14,201	430,290
Venoco, Inc. *	1,317	17,121
VeraSun Energy Corp. * (a)	4,100	12,833
Verenium Corp. *	1,901	1,787
W&T Offshore, Inc.	1,982	54,089
Warren Resources, Inc. *	1,796	17,924
Weatherford International, Ltd. *	17,594	442,313
Western Refining, Inc.	1,771	17,905
Whiting Petroleum Corp. *	1,078	76,818
Williams Companies, Inc.	15,452	365,440
Williams Partners LP	1,292	33,398
XTO Energy, Inc.	12,412	577,406

		44,980,931
Financial - 16.90%
1st Source Corp.	841	19,763
Abington Bancorp, Inc.	1,444	14,613
Acadia Realty Trust, REIT	844	21,336
ACE, Ltd.	8,376	453,393
Advanta Corp., Class B	1,254	10,320
Aetna, Inc.	12,961	468,022
Affiliated Managers Group, Inc. *	756	62,635
AFLAC, Inc.	12,687	745,361
Alesco Financial, Inc., REIT	1,756	1,580
Alexander's, Inc., REIT *	133	53,200
Alexandria Real Estate Equities, Inc., REIT	782	87,975
Alleghany Corp. *	214	78,110
AllianceBernstein Holding LP *	2,201	81,459
Allied World Assurance Holdings, Ltd.	1,466	52,072
Allstate Corp.	14,724	679,071
AMB Property Corp., REIT	2,489	112,752
Ambac Financial Group, Inc.	2,630	6,128
AmCOMP, Inc. *	984	11,414
AMCORE Financial, Inc.	767	7,095
American Campus Communities, Inc., REIT	896	30,356
American Equity Investment Life Holding
Company	1,712	12,840
American Express Company	30,328	1,074,521
American Financial Group, Inc.	2,901	85,579
American International Group, Inc.	65,816	219,167
American National Insurance Company	692	59,740
American Physicians Capital, Inc.	371	15,704
American Safety Insurance Holdings, Ltd. *	597	9,021
AmeriCredit Corp. * (a)	3,015	30,542
Ameriprise Financial, Inc.	5,988	228,742
Amerisafe, Inc. *	724	13,177
Ampal American Israel Corp. *	1,959	6,053
Amtrust Financial Services, Inc.	1,599	21,730
Anchor BanCorp Wisconsin, Inc.	702	5,160
Annaly Capital Management, Inc., REIT	10,288	138,374
Anthracite Capital, Inc., REIT (a)	1,844	9,884
Anworth Mortgage Asset Corp., REIT	1,546	9,152
Aon Corp.	7,582	340,887

The accompanying notes are an integral part of the financial statements.
404

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Apartment Investment & Management
Company, Class A, REIT	2,705	$94,729
Arbor Realty Trust, Inc., REIT (a)	617	6,170
Arch Capital Group, Ltd. *	1,697	123,932
Argo Group International Holdings, Ltd. *	821	30,254
Arrow Financial Corp.	721	21,205
Arthur J. Gallagher & Company	2,406	61,738
Ashford Hospitality Trust, Inc., REIT	3,419	13,847
Aspen Insurance Holdings, Ltd.	2,161	59,427
Asset Acceptance Capital Corp. *	1,236	13,027
Associated Banc Corp.	3,212	64,079
Assurant, Inc.	3,011	165,605
Assured Guaranty, Ltd.	2,036	33,105
Asta Funding, Inc. (a)	433	3,035
Astoria Financial Corp.	2,502	51,866
Avalon Bay Communities, Inc., REIT	2,034	200,186
Avatar Holdings, Inc. * (a)	260	8,580
Axis Capital Holdings, Ltd.	3,760	119,230
Baldwin & Lyons, Inc., Class B	672	16,108
BancFirst Corp.	455	21,990
Bancorp, Inc. *	669	3,345
BancorpSouth, Inc.	2,136	60,086
BancTrust Financial Group, Inc. (a)	916	12,018
Bank Granite Corp.	1,020	2,377
Bank Mutual Corp.	1,722	19,545
Bank of America Corp.	119,410	4,179,350
Bank of Hawaii Corp.	1,239	66,225
Bank of New York Mellon Corp.	29,514	961,566
Bank of the Ozarks, Inc.	614	16,578
BankAtlantic Bancorp, Inc., Class A (a)	0	0
BankAtlantic Bancorp, Inc. *	455	3,731
BankFinancial Corp.	957	14,049
BankUnited Financial Corp., Class A (a)	1,166	886
BB&T Corp.	14,182	536,080
Beneficial Mutual Bancorp, Inc. *	2,504	31,676
Berkshire Hathaway, Inc., Class A *	40	5,224,000
BGC Partners, Inc.	1,680	7,207
BioMed Realty Trust, Inc., REIT	1,716	45,388
BlackRock, Inc.	3,023	587,973
BOK Financial Corp.	1,714	82,975
Boston Private Financial Holdings, Inc.	1,054	9,212
Boston Properties, Inc., REIT	3,005	281,448
Brandywine Realty Trust, REIT	2,400	38,472
BRE Properties, Inc., Class A, REIT	1,300	63,700
Brookfield Properties Corp.	10,171	161,109
Brookline Bancorp, Inc.	2,189	27,997
Brown & Brown, Inc.	3,566	77,097
Bryn Mawr Bank Corp.	854	18,771
Cadence Financial Corp.	940	8,714
Calamos Asset Management, Inc.	622	11,146
Camden National Corp.	499	17,440
Camden Property Trust, REIT	1,414	64,846
Capital City Bank Group, Inc.	599	18,779
Capital Corp. of the West	575	2,277
Capital Lease Funding, Inc., REIT	1,728	13,703
Capital One Financial Corp.	10,768	549,168

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Capital Trust, Inc., Class A, REIT (a)	502	$7,781
CapitalSource, Inc. (a)	5,416	66,617
Capitol Bancorp, Ltd. (a)	595	11,597
Capitol Federal Financial	2,030	89,990
Capstead Mortage Corp., REIT	1,068	11,695
Cardinal Financial Corp.	1,390	11,231
Care Investment Trust, Inc., REIT	989	11,354
Cascade Bancorp (a)	948	8,428
Cass Information Systems, Inc.	384	13,766
Castlepoint Holdings, Ltd.	1,289	14,347
Cathay General Bancorp, Inc.	1,376	32,749
CB Richard Ellis Group, Inc. *	5,806	77,626
CBL & Associates Properties, Inc., REIT	1,689	33,915
CBRE Realty Finance, Inc., REIT (a)	1,254	1,693
Cedar Shopping Centers, Inc., REIT	1,441	19,050
Center Financial Corp.	847	10,816
Centerline Holding Company	1,692	3,367
Centerstate Banks of Florida, Inc. (a)	899	16,065
Central Pacific Financial Corp.	972	16,339
CFS Bancorp, Inc.	1,017	9,407
Charles Schwab Corp.	30,051	781,326
Charter Financial Corp.	605	6,504
Chemical Financial Corp. (a)	741	23,075
Chimera Investment Corp.	988	6,135
Chubb Corp.	9,856	541,094
CIGNA Corp.	7,191	244,350
Cincinnati Financial Corp.	4,248	120,813
CIT Group, Inc.	4,933	34,334
Citigroup, Inc.	133,695	2,742,084
Citizens & Northern Corp.	1	22
Citizens Banking Corp.	2,283	7,032
Citizens, Inc., Class A * (a)	1,545	12,700
City Bank (a)	529	8,252
City Holding Company	508	21,463
City National Corp.	1,158	62,879
Clifton Savings Bancorp, Inc.	1,474	17,673
CME Group, Inc.	1,379	512,312
CNA Financial Corp.	7,052	185,044
CNA Surety Corp. *	1,221	20,391
CoBiz, Inc.	905	10,869
Cogdell Spencer, Inc., REIT	894	14,340
Cohen & Steers, Inc.	1,132	32,070
Colonial Bancgroup, Inc.	3,977	31,259
Colonial Properties Trust, REIT	1,286	24,035
Columbia Banking System, Inc.	583	10,337
Comerica, Inc.	3,787	124,176
Commerce Bancshares, Inc.	1,797	83,381
Community Bank Systems, Inc.	870	21,880
Community Trust Bancorp, Inc.	593	20,399
Compucredit Corp. * (a)	1,448	5,676
Conseco, Inc. *	4,945	17,406
Consolidated Tomoka Land Company	217	9,372
Corporate Office Properties Trust, REIT	1,205	48,622
Corus Bankshares, Inc. (a)	1,796	7,274
Cousins Properties, Inc., REIT (a)	1,407	35,499
Crawford & Company, Class B *	1,838	27,938

The accompanying notes are an integral part of the financial statements.
405

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Credit Acceptance Corp. *	927	$15,759
Crystal River Capital, Inc., REIT (a)	759	1,533
Cullen Frost Bankers, Inc.	1,424	85,440
CVB Financial Corp.	2,459	34,180
Darwin Professional Underwriters, Inc. *	570	17,733
DCT Industrial Trust, Inc., REIT	4,610	34,529
Deerfield Capital Corp.	1,882	1,223
Delphi Financial Group, Inc.	1,279	35,863
Developers Diversified Realty Corp., REIT	3,141	99,538
DiamondRock Hospitality Company, REIT	2,532	23,041
Digital Realty Trust, Inc., REIT	1,639	77,443
Dime Community Bancorp, Inc.	1,168	17,777
Discover Financial Services	12,386	171,175
Donegal Group, Inc.	926	16,788
Doral Financial Corp. *	1,447	15,801
Douglas Emmett, Inc., REIT	2,848	65,703
Downey Financial Corp. (a)	762	2,134
Duff & Phelps Corp. *	1,022	21,493
Duke Realty Corp., REIT	3,666	90,110
DuPont Fabros Technology, Inc., REIT	857	13,069
E*TRADE Financial Corp. *	11,227	31,436
East West Bancorp, Inc. (a)	1,662	22,769
Eastern Insurance Holdings, Inc.	917	12,306
EastGroup Properties, Inc., REIT	669	32,473
Eaton Vance Corp.	3,185	112,208
Education Realty Trust, Inc., REIT	1,252	13,872
eHealth, Inc. *	703	11,248
EMC Insurance Group, Inc.	622	18,337
Employers Holdings, Inc.	1,379	23,967
Encore Bancshares, Inc. *	648	11,664
Endurance Specialty Holdings, Ltd.	1,542	47,679
Enstar Group, Ltd. *	311	30,279
Enterprise Financial Services Corp. (a)	552	12,453
Entertainment Properties Trust, REIT	756	41,368
Epoch Holding Corp.	769	8,113
Equity Lifestyle Properties, Inc., REIT	666	35,318
Equity One, Inc., REIT	1,930	39,546
Equity Residential, REIT	6,987	310,293
Erie Indemnity Company, Class A	1,406	59,432
Essex Property Trust, Inc., REIT	611	72,300
Everest Re Group, Ltd.	1,557	134,727
Extra Space Storage, Inc., REIT	1,859	28,554
EZCORP, Inc., Class A *	1,341	25,211
F.N.B. Corp.	2,559	40,893
Farmers Capital Bank Corp.	594	16,050
FBL Financial Group, Inc., Class A	856	23,874
FBR Capital Markets Corp. *	1,923	12,461
FCStone Group, Inc. *	733	13,187
Federal Agricultural Mortgage Corp., Class C	368	1,509
Federal Realty Investment Trust, REIT	1,397	119,583
Federated Investors, Inc., Class B	2,591	74,750
FelCor Lodging Trust, Inc., REIT	1,842	13,189
Fidelity National Financial, Inc., Class A	5,582	82,055
Fidelity National Information Services, Inc.	4,951	91,395
Fifth Third Bancorp	13,856	164,886
Financial Federal Corp.	702	16,090

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Financial Institutions, Inc.	780	$15,608
First Acceptance Corp. *	1,937	6,586
First American Corp.	2,365	69,767
First BanCorp (PR) (a)	2,458	27,185
First Bancorp	675	11,542
First Busey Corp.	1,122	20,566
First Citizens Bancshares, Inc.	287	51,373
First Commonwealth Financial Corp. (a)	2,023	27,250
First Community Bancshares, Inc.	411	15,421
First Financial BanCorp	1,338	19,535
First Financial Bankshares, Inc.	573	29,727
First Financial Corp.	480	22,550
First Financial Northwest, Inc.	1,236	12,756
First Horizon National Corp.	3,368	31,525
First Industrial Realty Trust, Inc., REIT	1,172	33,613
First Merchants Corp.	667	15,208
First Midwest BanCorp, Inc.	1,286	31,173
First Niagara Financial Group, Inc.	3,141	49,471
First Place Financial Corp.	833	10,704
First Potomac Realty Trust, REIT	846	14,543
First Regional Bancorp *	587	3,669
First South Bancorp, Inc. (a)	610	10,535
First State Bancorp	845	4,512
FirstFed Financial Corp. *	411	3,222
FirstMerit Corp.	2,121	44,541
Flagstar Bancorp, Inc. (a)	1,882	5,608
Flagstone Reinsurance Holdings, Ltd.	2,210	22,697
Flushing Financial Corp.	860	15,050
Forest City Enterprises, Inc., Class A	2,651	81,306
Forestar Real Estate Group, Inc. *	884	13,039
Fortress Investment Group LLC, Class A (a)	10,605	111,352
FPIC Insurance Group, Inc. *	318	16,342
Franklin Resources, Inc.	6,375	561,829
Franklin Street Properties Corp., REIT	1,992	25,896
Fremont General Corp. *	2,499	250
Friedman, Billings, Ramsey Group, Inc. *	4,537	9,074
Frontier Financial Corp. (a)	1,279	17,177
Fulton Financial Corp.	4,582	49,990
GAMCO Investors, Inc.	774	45,898
General Growth Properties, Inc., REIT	6,306	95,221
Genworth Financial, Inc., Class A	11,291	97,216
Getty Realty Corp., REIT	735	16,295
GFI Group, Inc.	3,048	14,356
Glacier Bancorp, Inc.	1,502	37,205
Gladstone Commercial Corp., REIT	890	13,475
GLG Partners, Inc.	7,592	41,149
Glimcher Realty Trust, REIT	1,114	11,630
Goldman Sachs Group, Inc.	10,313	1,320,064
Gramercy Capital Corp., REIT	1,220	3,160
Greene County Bancshares, Inc.	477	11,214
Greenhill & Company, Inc. (a)	702	51,772
Greenlight Capital Re, Ltd. *	1,044	24,002
Grubb & Ellis Company	2,142	5,783
Guaranty Bancorp *	2,321	14,158
Guaranty Financial Group, Inc. * (a)	884	3,492
Hallmark Financial Services, Inc. *	757	6,881

The accompanying notes are an integral part of the financial statements.
406

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Hancock Holding Company	891	$45,441
Hanmi Financial Corp.	1,540	7,777
Hanover Insurance Group, Inc.	1,354	61,634
Harleysville Group, Inc.	883	33,377
Harleysville National Corp.	1,225	20,800
Hartford Financial Services Group, Inc.	8,167	334,765
HCC Insurance Holdings, Inc.	2,847	76,869
HCP, Inc., REIT	5,568	223,444
Health Care, Inc., REIT	2,112	112,422
Healthcare Realty Trust, Inc., REIT	1,413	41,189
Heartland Financial USA, Inc. (a)	653	16,364
Heritage Commerce Corp.	670	10,197
Hersha Hospitality Trust, REIT	1,508	11,220
Highwoods Properties, Inc., REIT	1,491	53,020
Hilb, Rogal and Hamilton Company	952	44,496
Hilltop Holdings, Inc. *	1,628	16,801
Home Bancshares, Inc.	768	19,868
Home Federal Bancorp, Inc.	1,053	13,426
Home Properties, Inc., REIT	847	49,084
Horace Mann Educators Corp.	1,144	14,723
Hospitality Properties Trust, REIT	2,329	47,791
Host Hotels & Resorts, Inc., REIT	13,441	178,631
HRPT Properties Trust, REIT	6,008	41,395
Hudson City Bancorp, Inc.	13,432	247,820
Humana, Inc. *	4,297	177,036
Huntington BancShares, Inc.	9,388	75,010
IBERIABANK Corp.	382	20,189
Independence Holding Company	817	9,436
Independent Bank Corp. (MI)	984	6,091
Independent Bank Corp.	556	17,331
IndyMac Bancorp, Inc. (a)	2,087	334
Infinity Property & Casualty Corp.	486	20,023
Inland Real Estate Corp., REIT	1,866	29,278
Integra Bank Corp.	933	7,445
Interactive Brokers Group, Inc. *	1,075	23,833
IntercontinentalExchange, Inc. *	1,780	143,610
International Assets Holding Corp. *	341	8,222
International Bancshares Corp.	1,892	51,084
Invesco, Ltd.	10,796	226,500
Investment Technology Group, Inc. *	1,146	34,873
Investors Real Estate Trust, SBI, REIT	1,909	21,362
IPC Holdings, Ltd.	1,526	46,100
Irwin Financial Corp.	1,408	5,562
iStar Financial, Inc., REIT (a)	3,179	8,265
Janus Capital Group, Inc.	4,410	107,075
Jefferies Group, Inc. (a)	3,225	72,240
Jer Investors Trust, Inc., REIT (a)	876	4,222
JMP Group, Inc.	1,060	5,512
Jones Lang LaSalle, Inc.	945	41,089
JPMorgan Chase & Company	88,438	4,130,055
Kansas City Life Insurance Company	406	18,676
KBW, Inc. *	793	26,121
Kearny Financial Corp.	2,262	27,687
KeyCorp	10,058	120,093
Kilroy Realty Corp., REIT	826	39,475
Kimco Realty Corp., REIT	6,468	238,928

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Kite Realty Group Trust, REIT	1,014	$11,154
KKR Financial Holdings LLC	2,952	18,775
Knight Capital Group, Inc. *	2,673	39,721
LaBranche & Company, Inc. *	2,028	9,126
Ladenburg Thalmann Financial Services, Inc. *	5,311	9,560
Lakeland Bancorp, Inc.	1,051	12,286
Lakeland Financial Corp.	580	12,737
LandAmerica Financial Group, Inc.	447	10,840
LaSalle Hotel Properties, REIT	1,115	26,002
Lazard, Ltd., Class A	1,301	55,631
Legg Mason, Inc.	3,378	128,567
Lexington Corporate Property Trust, REIT	1,878	32,339
Liberty Property Trust, REIT	2,328	87,649
Life Partners Holdings, Inc.	384	13,812
Lincoln National Corp.	6,979	298,771
Loews Corp.	13,756	543,224
LTC Properties, Inc., REIT	686	20,114
M&T Bank Corp.	2,717	242,492
Macatawa Bank Corp. (a)	853	5,962
Mack-California Realty Corp., REIT	1,705	57,748
Maguire Properties, Inc., REIT	1,276	7,605
MainSource Financial Group, Inc.	928	18,189
Markel Corp. *	256	89,984
MarketAxess Holdings, Inc. *	1,066	8,603
Marsh & McLennan Companies, Inc.	13,992	444,386
Marshall & Ilsley Corp.	6,816	137,342
Max Re Capital, Ltd.	1,467	34,078
MB Financial, Inc.	1,047	34,624
MBIA, Inc.	3,412	40,603
Meadowbrook Insurance Group, Inc.	3,337	23,559
Medical Properties Trust, Inc., REIT	1,424	16,162
Mercury General Corp.	1,379	75,500
Merrill Lynch & Company, Inc.	22,286	563,836
Meruelo Maddux Properties, Inc. *	2,531	3,088
MetLife, Inc.	19,185	1,074,360
MF Global, Ltd. *	3,054	13,254
MFA Mortgage Investments, Inc., REIT	3,159	20,533
MGIC Investment Corp.	2,204	15,494
Mid-America Apartment Communities, Inc.,
REIT	724	35,577
Midwest Banc Holdings, Inc.	1,110	4,440
Monmouth Real Estate Investment Corp.	1,865	14,528
Montpelier Re Holdings, Ltd.	2,562	42,299
Morgan Stanley	27,446	631,258
Nara Bancorp, Inc.	1,101	12,331
NASB Financial, Inc.	392	12,736
Nasdaq Stock Market, Inc. *	2,969	90,762
National City Corp. (a)	16,591	29,034
National Financial Partners Corp. (a)	1,009	15,135
National Health Investments, Inc., REIT	756	25,840
National Interstate Corp.	566	13,601
National Penn Bancshares, Inc. (a)	2,406	35,128
National Retail Properties, Inc., REIT	1,821	43,613
National Western Life Insurance Company,
Class A	126	30,501
Nationwide Financial Services, Inc., Class A	3,596	177,391
Nationwide Health Properties, Inc., REIT	2,355	84,733

The accompanying notes are an integral part of the financial statements.
407

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Navigators Group, Inc. *	512	$29,696
NBT Bancorp, Inc.	926	27,706
Nelnet, Inc., Class A	1,614	22,919
New York Community Bancorp, Inc.	8,305	139,441
NewAlliance Bancshares, Inc.	3,321	49,915
Newcastle Investment Corp., REIT (a)	1,384	8,788
NewStar Financial, Inc. *	1,169	9,457
NexCen Brands, Inc. *	1,568	439
Northeast Community Bancorp, Inc.	895	7,160
Northern Trust Corp.	5,677	409,879
Northfield Bancorp, Inc. *	1,439	17,426
NorthStar Realty Finance Corp., REIT (a)	1,799	13,942
Northwest Bancorp, Inc. (a)	1,418	39,052
NYMAGIC, Inc.	422	10,655
NYSE Euronext	6,910	270,734
OceanFirst Financial Corp.	892	16,163
Och-Ziff Capital Management Group LLC.,
Class A (a)	9,207	107,630
Ocwen Financial Corp. *	1,880	15,134
Odyssey Re Holdings Corp.	1,850	81,030
Old National Bancorp	1,870	37,437
Old Republic International Corp.	6,055	77,201
Omega Healthcare Investors, REIT	1,841	36,194
OneBeacon Insurance Group, Ltd.	2,717	57,465
optionsXpress Holdings, Inc.	1,655	32,140
Oriental Financial Group, Inc.	824	14,717
Oritani Financial Corp. *	1,515	25,528
Pacific Capital Bancorp	1,300	26,455
PacWest Bancorp	829	23,701
Park National Corp.	426	33,228
Parkway Properties, Inc., REIT	470	17,794
PartnerRe, Ltd.	1,337	91,036
Peapack Gladstone Financial Corp.	661	22,144
Pennsylvania Real Estate
Investment Trust, REIT	1,017	19,170
Penson Worldwide, Inc. *	779	10,805
Peoples Bancorp, Inc.	533	11,603
People's United Financial, Inc.	7,700	148,225
PFF Bancorp, Inc.	832	1,040
Philadelphia Consolidated Holding Corp. *	1,859	108,882
Phoenix Companies, Inc.	3,145	29,060
Pinnacle Financial Partners, Inc. *	535	16,478
Piper Jaffray Companies, Inc. *	526	22,750
Platinum Underwriters Holdings, Ltd.	1,381	48,998
PMA Capital Corp., Class A *	1,380	12,172
PMI Group, Inc.	2,291	6,758
PNC Financial Services Group, Inc.	8,727	651,907
Popular, Inc.	7,255	60,144
Portfolio Recovery Associates, Inc. * (a)	426	20,716
Post Properties, Inc., REIT	1,149	32,138
PremierWest Bancorp	1,126	9,087
Presidential Life Corp.	910	14,369
Primus Guaranty, Ltd. *	1,458	3,820
Principal Financial Group, Inc.	6,753	293,688
PrivateBancorp, Inc. (a)	603	25,121
ProAssurance Corp. *	868	48,608
Progressive Corp.	18,061	314,261

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
ProLogis, REIT	6,583	$271,680
Prosperity Bancshares, Inc.	1,185	40,278
Protective Life Corp.	1,735	49,465
Provident Bankshares Corp.	1,083	10,516
Provident Financial Services, Inc.	1,890	31,204
Provident New York Bancorp	1,368	18,085
Prudential Financial, Inc.	11,738	845,136
PS Business Parks, Inc., REIT	664	38,246
Public Storage, Inc., REIT	4,387	434,357
Pzena Investment Management, Inc.	1,855	17,585
Radian Group, Inc.	2,280	11,491
RAIT Financial Trust, REIT (a)	1,775	9,745
Ramco-Gershenson Properties Trust, REIT	564	12,645
Raymond James Financial, Inc.	3,069	101,216
Reading International, Inc. *	1,170	7,956
Realty Income Corp., REIT	2,541	65,050
Redwood Trust, Inc., REIT	756	16,428
Regency Centers Corp., REIT	1,726	115,107
Regions Financial Corp.	17,951	172,330
Reinsurance Group of America, Inc. *	1,558	84,132
RenaissanceRe Holdings, Ltd.	1,742	90,584
Renasant Corp.	750	16,283
Republic Bancorp, Inc., Class A	764	23,164
Resource Capital Corp., REIT	1,026	6,218
RLI Corp.	627	38,930
Rockville Financial, Inc.	1,128	17,766
Roma Financial Corp. (a)	1,136	16,756
Royal Bank of Canada	867	41,633
S & T Bancorp, Inc.	692	25,486
Safety Insurance Group, Inc.	517	19,610
Sanders Morris Harris Group, Inc.	1,270	10,986
Sandy Spring Bancorp, Inc.	579	12,796
Santander Bancorp	1,507	16,276
Saul Centers, Inc., REIT	463	23,400
SCBT Financial Corp.	433	16,281
SeaBright Insurance Holdings, Inc. *	879	11,427
Seacoast Banking Corp. of Florida (a)	814	8,734
Selective Insurance Group, Inc.	1,482	33,967
Senior Housing Properties Trust, REIT	2,164	51,568
Shore Bancshares, Inc. (a)	690	17,733
Signature Bank *	871	30,380
Simmons First National Corp., Class A	545	19,402
Simon Property Group, Inc., REIT	5,753	558,041
SL Green Realty Corp., REIT	1,513	98,042
SLM Corp. *	10,723	132,322
Smithtown Bancorp, Inc. (a)	703	15,818
Southside Bancshares, Inc.	642	16,178
Sovereign Bancorp, Inc.	12,440	49,138
Sovran Self Storage, Inc., REIT	626	27,976
Stancorp Financial Group, Inc.	1,249	64,948
State Auto Financial Corp.	1,162	33,779
State Bancorp, Inc.	1,046	15,585
State Street Corp.	10,000	568,800
StellarOne Corp.	825	17,053
Sterling Bancorp	970	14,026
Sterling Bancshares, Inc.	2,005	20,952

The accompanying notes are an integral part of the financial statements.
408

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Sterling Financial Corp.	1,486	$21,547
Stewart Information Services Corp.	568	16,898
Stifel Financial Corp. *	690	34,431
Strategic Hotel & Resorts, Inc., REIT	2,023	15,274
Stratus Properties, Inc. *	332	9,137
Student Loan Corp.	525	48,825
Suffolk Bancorp	471	18,562
Sun Bancorp, Inc. of New Jersey *	1,134	15,366
Sun Communities, Inc., REIT	686	13,590
Sunstone Hotel Investors, Inc., REIT	1,717	23,180
SunTrust Banks, Inc.	8,980	404,010
Superior Bancorp *	456	3,853
Susquehanna Bancshares, Inc.	2,359	46,048
SVB Financial Group *	861	49,869
SWS Group, Inc.	871	17,559
Syncora Holdings, Ltd. *	1,776	2,327
Synovus Financial Corp.	8,441	87,364
T. Rowe Price Group, Inc.	6,861	368,504
Tanger Factory Outlet Centers, Inc., REIT	831	36,389
Taubman Centers, Inc., REIT	1,334	66,700
Taylor Capital Group, Inc.	532	6,379
TCF Financial Corp.	3,221	57,978
TD Ameritrade Holding Corp. *	15,582	252,428
Texas Capital Bancshares, Inc. *	861	17,874
TFS Financial Corp.	8,762	109,700
The Blackstone Group LP	6,676	102,410
The First Marblehead Corp. (a)	2,453	6,108
The Macerich Company, REIT	1,839	117,052
The South Financial Group, Inc.	2,151	15,767
The St. Joe Company * (a)	1,933	75,561
The Travelers Companies, Inc.	16,690	754,388
Thomas Properties Group, Inc.	898	9,070
Thomas Weisel Partners Group, Inc. *	884	7,452
Thornburg Mortgage, Inc., REIT * (a)	0	0
Thornburg Mortgage, Inc. *	348	609
Tierone Corp.	614	3,150
Tompkins Trustco, Inc.	354	17,877
Torchmark Corp.	2,312	138,258
Tower Group, Inc.	701	16,516
TowneBank/Portsmouth VA	846	18,612
Tradestation Group, Inc. *	1,306	12,211
Transatlantic Holdings, Inc.	1,700	92,395
Trico Bancshares	759	16,341
TrustCo Bank Corp., NY (a)	2,123	24,860
Trustmark Corp.	1,569	32,541
U.S. Bancorp	44,680	1,609,374
U.S. Global Investors, Inc.	504	5,065
UCBH Holdings, Inc.	2,882	18,474
UDR, Inc., REIT	3,504	91,630
UMB Financial Corp.	1,131	59,400
Umpqua Holdings Corp. (a)	1,696	24,948
UnionBanCal Corp.	3,475	254,683
United America Indemnity, Ltd. *	1,229	17,489
United Bankshares, Inc.	1,213	42,455
United Capital Corp. *	431	11,417
United Community Banks, Inc. (a)	1,380	18,293

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
United Community Financial Corp.	1,693	$8,465
United Financial Bancorp, Inc.	1,321	19,617
United Fire & Casualty Company	756	21,614
United Security Bancshares	595	9,734
Unitrin, Inc.	1,687	42,074
Universal American Financial Corp. *	1,978	24,112
Universal Health Realty Income Trust, REIT	413	16,066
Univest Corp. of Pennsylvania	535	19,795
Unum Group	9,293	233,254
Urstadt Biddle Properties, Inc., REIT	987	16,651
U-Store-It Trust, REIT	1,894	23,239
Validus Holdings, Ltd.	1,863	43,315
Valley National Bancorp (a)	3,307	69,315
Ventas, Inc., REIT	3,455	170,746
ViewPoint Financial Group	1,116	19,530
Virginia Commerce Bancorp, Inc. *	1,075	6,719
Vornado Realty Trust, REIT	3,895	354,250
W. P. Carey & Company LLC	1,048	27,353
W.R. Berkley Corp.	4,629	109,013
Wachovia Corp.	51,463	180,121
Waddell & Reed Financial, Inc., Class A	2,163	53,534
Washington Federal, Inc.	2,272	41,918
Washington Real Estate Investment Trust	1,219	44,652
Washington Trust Bancorp, Inc.	577	15,348
Waterstone Financial, Inc. * (a)	1,148	11,216
Webster Financial Corp.	1,461	36,890
Weingarten Realty Investors, REIT	2,159	77,012
Wells Fargo & Company	87,733	3,292,619
WesBanco, Inc.	823	21,908
Wesco Financial Corp.	187	66,759
West Bancorp. (a)	1,021	13,304
WestAmerica Bancorp	794	45,679
Western Alliance Bancorp *	806	12,461
Westfield Financial, Inc.	1,601	16,490
Westwood Holdings Group, Inc.	310	14,694
White Mountains Insurance Group, Ltd.	262	123,074
Whitney Holding Corp.	1,815	44,014
Wilmington Trust Corp.	1,731	49,905
Wilshire Bancorp, Inc.	1,210	14,726
Winthrop Realty Trust, REIT	2,234	8,713
Wintrust Financial Corp.	708	20,780
World Acceptance Corp. *	550	19,800
WP Stewart & Company, Ltd. * (a)	1,794	2,081
WSFS Financial Corp.	265	15,900
XL Capital, Ltd., Class A	4,608	82,668
Zenith National Insurance Corp.	955	34,991
Zions Bancorp (a)	2,745	106,232

		64,233,967
Industrial - 10.88%
3M Company	18,658	1,274,528
A. M. Castle & Company	563	9,729
A.O. Smith Corp.	828	32,449
Aaon, Inc.	712	12,951
AAR Corp. *	1,067	17,702
Actuant Corp., Class A	1,452	36,648
Acuity Brands, Inc.	1,068	44,600

The accompanying notes are an integral part of the financial statements.
409

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Advanced Battery Technologies, Inc. * (a)	1,738	$5,614
Advanced Energy Industries, Inc. *	1,319	18,044
Aecom Technology Corp. *	2,543	62,151
AEP Industries, Inc. *	343	6,860
Aerovironment, Inc. *	672	21,470
AGCO Corp. *	2,352	100,219
Air Transport Services Group Inc *	2,265	1,676
Aircastle, Ltd.	1,899	18,819
Alamo Group, Inc.	564	9,616
Albany International Corp., Class A	811	22,165
Alexander & Baldwin, Inc.	1,098	48,345
Alliant Techsystems, Inc. *	808	75,903
Allied Waste Industries, Inc. *	9,253	102,801
Altra Holdings, Inc. *	911	13,446
AMERCO, Inc. * (a)	538	22,558
American Commercial Lines, Inc. *	1,353	14,396
American Ecology Corp.	620	17,155
American Railcar Industries, Inc. (a)	744	11,934
American Science & Engineering, Inc.	258	15,410
American Superconductor Corp. * (a)	1,173	27,648
Ameron International Corp.	240	17,196
AMETEK, Inc.	2,709	110,446
Ampco-Pittsburgh Corp.	389	10,075
Amphenol Corp., Class A	4,596	184,483
Analogic Corp.	354	17,615
Apogee Enterprises, Inc.	889	13,362
Applied Biosystems, Inc.	4,256	145,768
Applied Energetics, Inc. * (a)	2,707	2,301
Applied Industrial Technologies, Inc.	1,173	31,589
AptarGroup, Inc.	1,784	69,772
Argon ST, Inc. *	746	17,524
Arkansas Best Corp.	772	26,009
Armstrong World Industries, Inc. *	1,454	42,021
Arrow Electronics, Inc. *	3,158	82,803
Astec Industries, Inc. *	649	20,009
Astronics Corp. *	269	6,066
Atlas Air Worldwide Holdings, Inc. *	611	24,629
Avnet, Inc. *	3,840	94,579
AVX Corp.	4,577	46,640
Axsys Technologies, Inc. *	322	18,979
AZZ, Inc. *	360	14,893
Badger Meter, Inc.	399	18,733
Baldor Electric Company	1,202	34,630
Ball Corp.	2,539	100,265
Barnes Group, Inc.	1,377	27,843
BE Aerospace, Inc. *	2,405	38,071
Bel Fuse, Inc., Class B	449	12,783
Belden, Inc.	1,172	37,258
Bemis Company, Inc.	2,520	66,049
Benchmark Electronics, Inc. *	1,932	27,203
Black & Decker Corp.	1,586	96,349
Blount International, Inc. *	1,314	14,625
Boeing Company	20,090	1,152,161
Briggs & Stratton Corp.	1,438	23,267
Brinks Company	1,233	75,238
Bristow Group, Inc. *	627	21,218

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Bucyrus International, Inc., Class A	1,886	$84,266
Builders FirstSource, Inc. * (a)	1,137	6,811
Burlington Northern Santa Fe Corp.	9,051	836,584
Bway Holding Company *	932	10,932
C.H. Robinson Worldwide, Inc.	4,367	222,542
Calgon Carbon Corp. *	1,130	23,007
Capital Product Partners LP	695	7,562
Carlisle Companies, Inc.	1,608	48,192
Cascade Corp.	360	15,772
Casella Waste Systems, Inc., Class A *	938	11,012
Caterpillar, Inc.	16,692	994,843
Celadon Group, Inc. *	960	11,011
Ceradyne, Inc. *	717	26,285
Chart Industries, Inc. *	753	21,506
Chase Corp.	415	5,187
Checkpoint Systems, Inc. *	1,166	21,944
Circor International, Inc.	459	19,934
Clarcor, Inc.	1,310	49,714
Clean Harbors, Inc. *	523	35,329
Cognex Corp.	1,302	26,248
Columbus McKinnon Corp. *	529	12,469
Comfort Systems USA, Inc.	1,174	15,685
Commercial Metals Company	3,049	51,498
Con-way, Inc.	1,121	49,447
Cooper Industries, Ltd., Class A	8,237	329,068
Crane Company	1,567	46,556
Crown Holdings, Inc. *	4,118	91,461
CSX Corp.	10,839	591,484
CTS Corp.	1,359	17,368
Cubic Corp.	759	18,664
Cummins, Inc.	5,279	230,798
Curtiss-Wright Corp.	1,159	52,677
Cymer, Inc. *	818	20,720
Daktronics, Inc.	1,186	19,759
Danaher Corp.	8,171	567,067
Darling International, Inc. *	2,134	23,709
Deere & Company	11,401	564,349
Dionex Corp. *	523	33,237
Dolby Laboratories, Inc., Class A *	2,843	100,045
Donaldson Company, Inc.	2,046	85,748
Dover Corp.	5,075	205,791
Drew Industries, Inc. *	580	9,924
DRS Technologies, Inc.	1,045	80,204
Ducommun, Inc.	360	8,597
DXP Enterprises, Inc. *	214	11,408
Dycom Industries, Inc. *	1,168	15,207
Dynamex, Inc. *	463	13,177
Dynamic Materials Corp.	318	7,381
Eagle Bulk Shipping, Inc.	1,242	17,313
Eagle Materials, Inc.	1,118	25,010
Eastman Kodak Company	7,354	113,105
Eaton Corp.	3,766	211,574
Electro Scientific Industries, Inc. *	968	13,765
EMCOR Group, Inc. *	1,730	45,534
Emerson Electric Company	20,549	838,194
Encore Wire Corp.	728	13,184

The accompanying notes are an integral part of the financial statements.
410

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Energizer Holdings, Inc. *	1,457	$117,361
Energy Conversion Devices, Inc. *	1,066	62,094
EnergySolutions, Inc.	2,232	22,320
Enersys *	1,306	25,741
ENGlobal Corp. * (a)	883	11,717
EnPro Industries, Inc. *	656	24,377
ESCO Technologies, Inc. *	710	34,201
Esterline Technologies Corp. *	772	30,563
Excel Maritime Carriers, Ltd.	528	7,962
Expeditors International of Washington, Inc.	5,528	192,595
FARO Technologies, Inc. *	531	10,816
Federal Signal Corp.	1,474	20,194
FedEx Corp.	7,871	622,124
FEI Company *	1,021	24,310
FLIR Systems, Inc. *	3,460	132,933
Flow International Corp. *	1,391	7,066
Flowserve Corp.	1,467	130,226
Fluor Corp.	4,534	252,544
FMC Technologies, Inc. *	3,353	156,082
Forward Air Corp.	832	22,655
Foster Wheeler, Ltd. *	3,722	134,401
Franklin Electric, Inc. (a)	719	32,031
Freightcar America, Inc.	389	11,386
Fuel Tech, Inc. * (a)	720	13,025
Gardner Denver, Inc. *	1,364	47,358
Garmin, Ltd. *	5,587	189,623
GATX Corp.	1,238	48,988
Gehl Company *	482	14,185
Genco Shipping & Trading, Ltd.	757	25,163
GenCorp, Inc. *	1,653	11,141
General Cable Corp. *	1,347	47,994
General Dynamics Corp.	10,406	766,090
General Electric Company	262,285	6,688,267
General Maritime Corp. (a)	820	15,974
Genesee & Wyoming, Inc., Class A *	998	37,445
GenTek, Inc. *	445	11,441
Gentex Corp.	3,759	53,754
Gerber Scientific, Inc. *	1,075	9,825
Goodrich Corp.	3,182	132,371
Gorman-Rupp Company	515	19,426
Graco, Inc.	1,595	56,798
GrafTech International, Ltd. *	2,745	41,477
Granite Construction, Inc.	1,070	38,327
Graphic Packaging Holding Company *	6,396	15,990
Greatbatch, Inc. *	686	16,834
Greenbrier Company, Inc. (a)	617	12,038
Greif, Inc., Class A	1,220	80,056
Griffon Corp. *	878	7,920
GulfMark Offshore, Inc. *	671	30,114
Hardinge, Inc.	521	6,617
Harsco Corp.	2,159	80,293
Haynes International, Inc. *	347	16,250
Heartland Express, Inc.	2,649	41,112
HEICO Corp., Class A	738	20,708
Herley Industries, Inc. *	997	17,049
Hexcel Corp. *	2,453	33,582

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Honeywell International, Inc.	19,407	$806,361
Horizon Lines, Inc.	920	9,080
Hub Group, Inc., Class A *	1,073	40,398
Hubbell, Inc., Class B	1,495	52,400
Hurco Companies, Inc. *	230	6,801
ICx Technologies, Inc. *	1,324	10,208
IDEX Corp.	2,055	63,746
II-VI, Inc. *	797	30,812
Illinois Tool Works, Inc.	14,059	624,923
Ingersoll-Rand Company, Ltd., Class A	8,147	253,942
Innovative Solutions & Support, Inc. *	612	3,341
Insituform Technologies, Inc., Class A *	910	13,614
Integrated Electrical Services, Inc. *	564	9,904
Interline Brands, Inc. *	979	15,870
Intermec, Inc. *	1,653	32,465
Intevac, Inc. *	690	7,342
iRobot Corp. * (a)	742	10,996
Itron, Inc. *	796	70,470
ITT Corp.	4,655	258,865
J.B. Hunt Transport Services, Inc.	3,245	108,286
Jabil Circuit, Inc.	5,344	50,982
Jacobs Engineering Group, Inc. *	3,094	168,035
John Bean Technologies Corp. *	724	9,166
Joy Global, Inc.	2,784	125,670
Kadant, Inc. *	468	10,656
Kaman Corp., Class A	675	19,224
Kansas City Southern *	1,987	88,143
Kaydon Corp.	731	32,939
KBR, Inc.	4,349	66,409
Keithley Instruments, Inc.	970	8,119
Kemet Corp. *	2,827	3,845
Kennametal, Inc.	1,970	53,426
Key Technology, Inc. *	241	5,712
Kirby Corp. *	1,347	51,105
KLA-Tencor Corp.	4,638	146,793
Knight Transportation, Inc.	2,283	38,742
Koppers Holdings, Inc.	544	20,351
Kratos Defense & Security Solutions, Inc. *	3,455	6,806
K-Sea Transportation Partners LP	482	9,693
K-Tron International, Inc. *	112	14,429
L.B. Foster Company *	310	9,430
L-1 Identity Solutions, Inc. *	2,141	32,714
LaBarge, Inc. *	815	12,274
Ladish Company, Inc. *	464	9,396
Lancaster Colony Corp.	861	32,425
Landstar Systems, Inc.	1,385	61,023
Lawson Products, Inc.	428	11,834
Layne Christensen Company *	514	18,211
Leggett & Platt, Inc.	4,324	94,220
Lennox International, Inc.	1,658	55,162
Lincoln Electric Holdings, Inc.	1,117	71,834
Lindsay Corp.	308	22,407
Littelfuse, Inc. *	671	19,949
LMI Aerospace, Inc. *	414	8,326
Lockheed Martin Corp.	10,695	1,172,921
LSB Industries, Inc. *	587	8,130

The accompanying notes are an integral part of the financial statements.
411

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Manitowoc Company, Inc.	3,319	$51,610
Marten Transport, Ltd. *	844	16,466
Martin Marietta Materials, Inc.	1,052	117,803
Martin Midstream Partners LP *	513	10,357
Masco Corp.	9,447	169,479
Matthews International Corp., Class A	854	43,332
McDermott International, Inc. *	5,818	148,650
Measurement Specialties, Inc. *	609	10,621
Medis Technologies, Ltd. * (a)	1,116	2,009
Metalico, Inc. * (a)	1,061	6,260
Methode Electronics, Inc.	1,087	9,718
Metropolitan Pro Corp.	1,203	17,552
Mettler-Toledo International, Inc. *	920	90,160
Michael Baker Corp. *	268	9,326
Middleby Corp. *	458	24,874
Mine Safety Appliances Company	945	36,023
Molex, Inc.	4,713	105,807
Moog, Inc., Class A *	1,122	48,111
Mueller Industries, Inc.	1,020	23,470
Mueller Water Products, Inc., Class B	3,078	20,007
Multi-Fineline Electronix, Inc. *	765	11,314
Myers Industries, Inc.	1,042	13,140
NACCO Industries, Inc., Class A	236	22,307
Nalco Holding Company	3,749	69,506
National Instruments Corp.	2,103	63,195
Navios Maritime Partners LP	838	6,327
NCI Building Systems, Inc. *	580	18,415
Nordson Corp.	900	44,199
Norfolk Southern Corp.	9,992	661,570
Northrop Grumman Corp.	8,722	528,030
Northwest Pipe Company *	324	14,133
OceanFreight, Inc.	499	6,722
Old Dominion Freight Lines, Inc. *	1,043	29,559
Orbital Sciences Corp., Class A *	1,606	38,496
OSG America LP	1,060	9,275
OSI Systems, Inc. *	625	14,694
Overseas Shipholding Group, Inc.	784	45,715
Owens Corning, Inc. *	3,355	80,218
Owens-Illinois, Inc. *	4,066	119,540
OYO Geospace Corp. *	209	8,209
Pacer International, Inc.	1,166	19,204
Packaging Corp. of America	2,644	61,288
Pactiv Corp. *	3,348	83,131
Pall Corp.	3,136	107,847
Park Electrochemical Corp.	605	14,665
Parker-Hannifin Corp.	4,347	230,391
Park-Ohio Holdings Corp. *	427	7,639
Patriot Transportation Holding, Inc. *	166	13,114
Pentair, Inc.	2,541	87,842
Perini Corp. *	762	19,652
PerkinElmer, Inc.	3,066	76,558
PHI, Inc. *	497	18,354
Plexus Corp. *	1,259	26,061
PMFG, Inc. *	552	7,998
Polypore International, Inc. *	1,099	23,639
Powell Industries, Inc. *	358	14,610

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Power-One, Inc. * (a)	3,350	$4,857
PowerSecure International, Inc. *	674	4,084
Precision Castparts Corp.	3,543	279,118
Presstek, Inc. * (a)	1,622	9,148
Quanex Building Products Corp.	960	14,630
Quixote Corp.	691	5,666
Raven Industries, Inc.	515	20,265
RBC Bearings, Inc. *	587	19,776
Reddy Ice Holdings, Inc.	720	2,628
Regal-Beloit Corp.	881	37,460
Republic Services, Inc.	4,606	138,088
Robbins & Myers, Inc.	914	28,270
Rockwell Automation, Inc.	3,840	143,386
Rockwell Collins, Inc.	4,176	200,824
Rofin-Sinar Technologies, Inc. *	842	25,774
Rogers Corp. *	559	20,672
Roper Industries, Inc.	2,262	128,843
Ryder Systems, Inc.	1,463	90,706
Saia, Inc. *	560	7,437
Sauer-Danfoss, Inc.	1,421	35,084
Sealed Air Corp.	4,142	91,083
Shaw Group, Inc. *	2,074	63,734
Ship Finance International, Ltd.	1,754	37,816
Silgan Holdings, Inc.	1,000	51,090
Simpson Manufacturing Company, Inc. (a)	1,312	35,542
Sims Group, Ltd.	1,414	32,663
Snap-on, Inc.	1,463	77,042
Sonic Solutions *	988	4,347
Sonoco Products Company	2,545	75,536
Spirit Aerosystems Holdings, Inc., Class A *	3,633	58,382
SPX Corp.	1,343	103,411
Standex International Corp.	604	16,761
Stanley Works	2,096	87,487
Stanley, Inc. *	605	22,331
Stericycle, Inc. *	2,227	131,193
Sterling Construction Company, Inc. *	440	7,128
Stoneridge, Inc. *	1,083	12,184
Sturm Ruger & Company, Inc. *	898	6,232
Sun Hydraulics, Inc.	495	12,890
Sunpower Corp., Class B *	1,087	75,034
TAL International Group, Inc.	891	18,551
Taser International, Inc. *	1,705	12,191
TBS International, Ltd. *	750	10,095
Technitrol, Inc.	1,224	18,103
Tecumseh Products Company, Class A *	608	15,224
Teekay LNG Partners LP *	1,112	17,458
Teekay Shipping Corp.	1,811	47,774
Teledyne Technologies, Inc. *	916	52,359
Teleflex, Inc.	997	63,300
Tennant Company	507	17,370
Terex Corp. *	2,600	79,352
Texas Industries, Inc.	674	27,540
Textainer Group Holdings, Ltd.	1,273	19,337
Textron, Inc.	6,454	188,973
Thermo Fisher Scientific, Inc. *	10,870	597,850
Timken Company	2,438	69,117

The accompanying notes are an integral part of the financial statements.
412

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
TransDigm Group, Inc. *	1,224	$41,898
Tredegar Industries, Inc.	1,158	20,601
TriMas Corp. *	1,226	8,043
Trinity Industries, Inc.	2,051	52,772
Triumph Group, Inc.	462	21,118
TTM Technologies, Inc. *	1,448	14,364
TurboChef Technologies, Inc. *	1,018	6,261
Tyco Electronics, Ltd.	12,860	355,708
Tyco International, Ltd.	12,791	447,941
U.S. Shipping Partners LP *	803	1,172
Ultralife Batteries, Inc. *	537	4,162
Union Pacific Corp.	13,580	966,353
United Parcel Service, Inc., Class B	27,206	1,710,985
United Technologies Corp.	25,820	1,550,749
Universal Display Corp. *	1,093	11,979
Universal Forest Products, Inc.	590	20,597
Universal Truckload Services, Inc. *	570	13,885
URS Corp. *	2,043	74,917
USG Corp. *	2,545	65,152
UTI Worldwide, Inc.	2,535	43,146
Valmont Industries, Inc.	675	55,816
Varian, Inc. *	802	34,406
Vicor Corp.	1,302	11,562
Vishay Intertechnology, Inc. *	4,903	32,458
Vulcan Materials Company	2,768	206,216
W.H. Brady Company, Class A	1,413	49,851
Wabtec Corp.	1,265	64,806
Waste Connections, Inc. *	1,643	56,355
Waste Management, Inc.	12,982	408,803
Waters Corp. *	2,564	149,173
Watts Water Technologies, Inc., Class A (a)	1,096	29,976
Werner Enterprises, Inc.	1,932	41,944
Woodward Governor Company	1,834	64,685
Worthington Industries, Inc.	2,158	32,240
X-Rite, Inc. *	1,267	4,460
YRC Worldwide, Inc. *	1,635	19,555
Zebra Technologies Corp., Class A *	1,796	50,019
Zygo Corp. *	922	11,599

		41,357,521
Technology - 10.38%
3D Systems Corp. * (a)	736	10,488
ACI Worldwide, Inc. *	1,062	18,606
Actel Corp. *	1,034	12,904
Actuate Corp. *	1,884	6,594
Acxiom Corp.	2,274	28,516
Adobe Systems, Inc. *	14,854	586,287
Advanced Analogic Technologies, Inc. *	1,668	7,756
Advanced Micro Devices, Inc. *	15,854	83,233
Advent Software, Inc. *	721	25,401
Affiliated Computer Services, Inc., Class A *	2,554	129,309
Agilent Technologies, Inc. *	10,046	297,964
Agilysys, Inc.	989	9,979
Allscripts Healthcare Solution, Inc. *	1,609	20,016
Altera Corp.	8,639	178,655
American Reprographics Company *	1,301	22,442
American Software, Inc., Class A	1,132	6,169

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
Amkor Technology, Inc. *	4,864	$30,984
Anadigics, Inc. *	1,721	4,836
Analog Devices, Inc.	7,952	209,535
ANSYS, Inc. *	2,334	88,389
Apple, Inc. *	22,726	2,583,037
Applied Materials, Inc.	35,807	541,760
Applied Micro Circuits Corp. *	2,195	13,126
Aspen Technology, Inc. *	2,401	30,493
Atmel Corp. *	12,229	41,456
ATMI, Inc. *	1,044	18,771
AuthenTec, Inc. *	822	1,767
Autodesk, Inc. *	5,979	200,595
Automatic Data Processing, Inc.	13,718	586,444
Avid Technology, Inc. * (a)	1,141	27,452
Axcelis Technologies, Inc. *	3,048	5,182
Blackbaud, Inc.	1,264	23,321
Blackboard, Inc. *	829	33,400
BMC Software, Inc. *	5,046	144,467
Bookham, Inc *	4,970	5,616
Borland Software Corp. * (a)	3,134	4,795
Bottomline Technologies, Inc. *	1,024	10,650
Broadcom Corp., Class A *	13,992	260,671
Broadridge Financial Solutions, Inc.	3,576	55,035
Brocade Communications Systems, Inc. *	10,202	59,376
Brooks Automation, Inc. *	2,030	16,971
CA, Inc.	13,347	266,406
Cabot Microelectronics Corp. *	638	20,467
CACI International, Inc., Class A *	783	39,228
Cadence Design Systems, Inc. *	6,922	46,793
Cavium Networks, Inc. *	1,101	15,502
Cerner Corp. *	2,063	92,092
Ceva, Inc. *	894	7,420
CIBER, Inc. *	2,213	15,469
Cirrus Logic, Inc. *	2,717	14,808
Citrix Systems, Inc. *	4,896	123,673
Cogent, Inc. *	2,647	27,052
Cognizant Technology Solutions Corp.,
Class A *	7,470	170,540
Cohu, Inc.	860	13,605
Commvault Systems, Inc. *	1,206	14,532
Computer Sciences Corp. *	4,414	177,399
Compuware Corp. *	7,589	73,537
COMSYS IT Partners, Inc. *	677	6,580
Concur Technologies, Inc. *	1,164	44,535
Cray, Inc. *	1,501	7,775
Cree, Inc. * (a)	2,268	51,665
CSG Systems International, Inc. *	1,097	19,230
Cypress Semiconductor Corp. *	3,963	20,687
Data Domain, Inc. *	1,510	33,628
Dell, Inc. *	58,060	956,829
Deltek, Inc. *	1,179	7,168
DemandTec, Inc. *	790	7,118
Diebold, Inc.	1,764	58,406
Digi International, Inc. *	954	9,731
Diodes, Inc. *	1,072	19,778
DivX, Inc. *	1,043	6,748

The accompanying notes are an integral part of the financial statements.
413

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
DMRC Corp. *	328	$5,106
Dot Hill Systems Corp. *	2,270	5,108
Double-Take Software, Inc. *	778	7,741
DSP Group, Inc. *	1,003	7,673
DST Systems, Inc. *	1,550	86,785
Ebix, Inc. *	124	11,651
Echelon Corp. *	1,125	11,115
Eclipsys Corp. *	1,443	30,231
Electronic Arts, Inc. *	8,169	302,171
Electronics for Imaging, Inc. *	1,680	23,402
EMC Corp. *	54,477	651,545
Emcore Corp. * (a)	1,391	6,872
Emulex Corp. *	2,235	23,847
Entegris, Inc. *	3,322	16,078
Entropic Communications, Inc. *	2,036	2,871
Epicor Software Corp. *	1,620	12,782
EPIQ Systems, Inc. *	894	12,158
Exar Corp. *	1,674	12,823
FactSet Research Systems, Inc.	1,261	65,887
Fair Isaac Corp.	1,307	30,126
Fairchild Semiconductor International, Inc. *	3,413	30,342
Falconstor Software, Inc. *	1,665	8,924
First Solar, Inc. *	2,027	382,921
Fiserv, Inc. *	4,252	201,205
FormFactor, Inc. *	1,333	23,221
Furmanite Corp. *	1,112	11,498
Guidance Software, Inc. *	970	4,549
Hewlett-Packard Company	66,927	3,094,704
Hittite Microwave Corp. *	880	29,568
Hutchinson Technology, Inc. *	711	8,233
Igate Corp. *	1,701	14,748
IHS, Inc., Class A *	1,632	77,748
IKON Office Solutions, Inc.	3,331	56,660
Imation Corp.	1,152	26,024
Immersion Corp. *	939	5,465
IMS Health, Inc.	5,028	95,079
infoGROUP, Inc.	1,682	11,118
Innerworkings, Inc. *	1,379	15,293
Integral Systems, Inc. *	948	19,690
Integrated Device Technology, Inc. *	5,082	39,538
Integrated Silicon Solution, Inc. *	1,792	4,140
Intel Corp.	151,016	2,828,530
Interactive Intelligence, Inc. *	686	6,188
International Business Machines Corp.	35,436	4,144,595
International Rectifier Corp. *	1,846	35,111
Intersil Corp., Class A	3,383	56,090
Intuit, Inc. *	8,683	274,470
IPG Photonics Corp. *	1,203	23,471
Isilon Systems, Inc. *	1,888	8,326
IXYS Corp. *	1,392	12,653
Jack Henry & Associates, Inc.	2,347	47,715
JDA Software Group, Inc. *	836	12,716
Kopin Corp. *	3,819	11,915
Kulicke & Soffa Industries, Inc. *	1,889	8,519
L-3 Communications Holdings, Inc.	3,207	315,312
Lam Research Corp. *	3,178	100,075

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
Lattice Semiconductor Corp. *	3,796	$7,820
Lawson Software, Inc. *	4,832	33,824
Lexmark International, Inc. *	2,450	79,797
Limelight Networks, Inc. *	2,316	5,790
Linear Technology Corp.	5,590	171,389
Liveperson, Inc. *	1,928	5,610
LSI Logic Corp. *	18,438	98,828
LTX-Credence Corp. *	2,383	4,146
Magma Design Automation, Inc. *	1,280	5,146
Manhattan Associates, Inc. *	734	16,398
ManTech International Corp. *	917	54,369
Marvell Technology Group, Ltd. *	15,222	141,565
MasterCard, Inc., Class A	3,420	606,469
Mattson Technology, Inc. *	1,852	8,760
Maxwell Technologies, Inc. * (a)	1,109	14,794
MedAssets, Inc. *	1,175	20,210
MEMC Electronic Materials, Inc. *	5,919	167,271
Mentor Graphics Corp. *	2,461	27,932
Metavante Technologies, Inc. *	3,083	59,379
Micrel, Inc.	2,462	22,330
Microchip Technology, Inc.	5,504	161,983
Micron Technology, Inc. *	19,625	79,481
MICROS Systems, Inc. *	2,156	57,479
Microsemi Corp. *	2,047	52,158
Microsoft Corp.	243,391	6,496,106
MicroStrategy, Inc., Class A *	328	19,526
Microtune, Inc. *	1,931	5,175
Midway Games, Inc. * (a)	3,160	7,489
MIPS Technologies, Inc., Class A *	1,646	5,777
MKS Instruments, Inc. *	1,682	33,489
MoneyGram International, Inc.	2,449	3,478
Monolithic Power Systems, Inc. *	917	15,928
Monotype Imaging Holdings, Inc. *	1,009	11,230
MSC Software Corp. *	1,474	15,772
MSCI, Inc. *	2,566	61,584
MTS Systems Corp.	582	24,502
National Semiconductor Corp.	6,713	115,531
NCI, Inc. *	695	19,794
NCR Corp. *	4,604	101,518
NetApp, Inc. *	9,240	168,445
NETGEAR, Inc. *	980	14,700
Netlogic Microsystems, Inc. * (a)	647	19,565
Netscout Systems, Inc. *	1,170	12,449
Novell, Inc. *	9,230	47,442
Novellus Systems, Inc. *	2,968	58,292
Nuance Communications, Inc. *	4,816	58,707
NVIDIA Corp. *	14,433	154,577
Omnicell, Inc. *	885	11,638
Omniture, Inc. *	1,588	29,156
OmniVision Technologies, Inc. * (a)	1,492	17,024
ON Semiconductor Corp. *	10,473	70,797
Opnet Technologies, Inc. *	996	12,131
Oracle Corp. *	132,756	2,696,274
Palm, Inc. *	2,964	17,695
Parametric Technology Corp. *	2,995	55,108
PDF Solutions, Inc. *	1,208	6,282

The accompanying notes are an integral part of the financial statements.
414

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
Pegasystems, Inc.	1,197	$15,453
Pericom Semiconductor Corp. *	836	8,778
Perot Systems Corp., Class A *	3,415	59,250
Phase Forward, Inc. *	1,208	25,259
Phoenix Technology, Ltd. *	856	6,839
Photronics, Inc. *	1,284	2,414
Pitney Bowes, Inc.	5,540	184,260
PLX Technology, Inc. *	1,191	6,098
PMC-Sierra, Inc. *	6,217	46,130
Progress Software Corp. *	1,141	29,655
PROS Holdings, Inc. *	779	7,315
QAD, Inc.	1,331	9,211
QLogic Corp. *	3,593	55,188
Quality Systems, Inc.	804	33,977
Quantum Corp. *	6,775	7,114
Quest Software, Inc. *	2,702	34,288
Rackable Systems, Inc. *	1,013	9,938
Radiant Systems, Inc. *	1,129	9,811
RadiSys Corp. *	757	6,510
Rambus, Inc. *	2,781	35,736
Raytheon Company	11,090	593,426
Red Hat, Inc. *	4,997	75,305
Renaissance Learning, Inc.	998	12,964
Rimage Corp. *	490	6,840
Riverbed Technology, Inc. *	1,859	23,275
Rubicon Technology, Inc. *	544	3,928
Rudolph Technologies, Inc. *	1,038	8,698
Salesforce.com, Inc. *	3,030	146,652
SanDisk Corp. *	5,934	116,010
Schawk, Inc., Class A	983	14,863
Seachange International, Inc. *	1,248	12,056
Seagate Technology	13,764	166,820
SEI Investments Company	5,091	113,020
Semitool, Inc. *	1,231	10,070
Semtech Corp. *	1,758	24,542
SI International, Inc. *	529	15,896
Sigma Designs, Inc. *	720	10,238
Silicon Graphics, Inc. *	457	3,976
Silicon Image, Inc. *	2,649	14,146
Silicon Laboratories, Inc. *	1,429	43,870
Silicon Storage Technology, Inc. *	3,647	11,889
SiRF Technology Holdings, Inc. *	1,529	2,278
Skyworks Solutions, Inc. *	4,275	35,739
Smart Modular Technologies (WWH), Inc. *	1,749	5,247
Smith Micro Software, Inc. *	909	6,454
Solera Holdings, Inc. *	1,758	50,490
Spansion, Inc. *	3,917	6,071
SPSS, Inc. *	536	15,737
SRA International, Inc., Class A *	1,496	33,854
Standard Microsystems Corp. *	690	17,236
STEC, Inc. *	1,569	12,081
Stratasys, Inc. *	672	11,740
Sun Microsystems, Inc. *	22,199	168,712
Super Micro Computer, Inc. *	1,155	10,407
Sybase, Inc. *	2,339	71,620
Sykes Enterprises, Inc. *	1,248	27,406

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
Synaptics, Inc. *	1,162	$35,116
Synchronoss Technologies, Inc. *	882	8,300
SYNNEX Corp. *	989	22,094
Synopsys, Inc. *	3,751	74,832
Syntel, Inc.	1,101	26,975
Take-Two Interactive Software, Inc. *	1,949	31,964
Taleo Corp. *	717	14,261
Techwell, Inc. *	815	7,685
Teradata Corp. *	4,604	89,778
Teradyne, Inc. *	4,595	35,887
Tessera Technologies, Inc. *	1,247	20,376
Texas Instruments, Inc.	36,252	779,418
Thomas & Betts Corp. *	1,503	58,722
THQ, Inc. *	1,853	22,310
Tier Technologies Inc., Class B *	1,347	10,008
Total Systems Services, Inc.	5,110	83,804
Trident Microsystems, Inc. *	1,654	3,970
Trimble Navigation, Ltd. *	3,146	81,356
Triquint Semiconductor, Inc. *	3,843	18,408
Tyler Technologies, Inc. *	1,117	16,945
Ultimate Software Group, Inc. *	692	18,684
Ultratech, Inc. *	1,078	13,044
Unisys Corp. *	9,345	25,699
Varian Semiconductor Equipment Associates,
Inc. *	1,989	49,964
Veeco Instruments, Inc. *	1,061	15,713
VeriFone Holdings, Inc. *	2,166	35,826
Virage Logic Corp. *	1,293	7,629
Virtusa Corp. *	743	4,837
VMware, Inc. Class A *	9,861	262,697
Volterra Semiconductor Corp. *	927	11,801
Western Digital Corp. *	5,702	121,567
Wind River Systems, Inc. *	2,388	23,880
Xerox Corp.	23,962	276,282
Xilinx, Inc.	7,524	176,438
Zoran Corp. *	1,517	12,379

		39,468,713
Utilities - 3.07%
AES Corp. *	17,396	203,359
AGL Resources, Inc.	1,862	58,430
Allegheny Energy, Inc.	4,307	158,368
Allete, Inc.	874	38,893
Alliant Energy Corp.	2,836	91,348
Ameren Corp.	5,285	206,274
American Electric Power Company, Inc.	10,178	376,891
American States Water Company	497	19,134
Aqua America, Inc. (a)	3,301	58,692
Artesian Resources Corp., Class A	1,027	17,387
Atmos Energy Corp.	2,181	58,058
Avista Corp.	1,662	36,082
Black Hills Corp.	1,006	31,256
California Water Service Group (a)	571	21,984
CenterPoint Energy, Inc.	8,158	118,862
Central Vermont Public Service Corp.	435	10,196
Cleco Corp.	1,622	40,955
CMS Energy Corp.	5,786	72,151

The accompanying notes are an integral part of the financial statements.
415

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Utilities (continued)
Connecticut Water Service, Inc.	941	$27,242
Consolidated Edison, Inc.	6,921	297,326
Constellation Energy Group, Inc.	4,703	114,283
Dominion Resources, Inc.	14,846	635,112
DPL, Inc.	2,910	72,168
DTE Energy Company	4,144	166,257
Dynegy, Inc., Class A *	21,718	77,750
Edison International	8,418	335,878
El Paso Electric Company *	1,474	30,954
El Paso Pipeline Partners LP	2,176	34,968
Empire District Electric Company	1,024	21,862
Energen Corp.	1,787	80,915
EnergySouth, Inc.	305	18,736
EnerNOC, Inc. *	537	5,553
Entergy Corp.	5,062	450,569
Exelon Corp.	17,144	1,073,557
FirstEnergy Corp.	7,891	528,618
FPL Group, Inc.	10,480	527,144
Great Plains Energy, Inc.	3,147	69,926
Hawaiian Electric Industries, Inc.	2,308	67,186
IDACORP, Inc.	1,276	37,119
Integrys Energy Group, Inc.	1,867	93,238
ITC Holdings Corp.	1,135	58,759
MDU Resources Group, Inc.	4,541	131,689
MGE Energy, Inc.	740	26,307
Middlesex Water Company	1,027	17,942
Mirant Corp. *	6,596	120,641
New Jersey Resources Corp.	1,075	38,582
Nicor, Inc.	1,052	46,656
NiSource, Inc.	6,896	101,785
Northeast Utilities	3,975	101,959
Northwest Natural Gas Company	734	38,168
NorthWestern Corp.	1,137	28,573
NRG Energy, Inc. *	6,219	153,920
NSTAR	2,721	91,154
OGE Energy Corp.	2,352	72,630
ONEOK, Inc.	2,602	89,509
Ormat Technologies, Inc.	1,154	41,925
Otter Tail Corp. (a)	884	27,165
Pepco Holdings, Inc.	5,121	117,322
PG&E Corp.	9,037	338,436
PICO Holdings, Inc. *	508	18,242
Piedmont Natural Gas, Inc. (a)	1,919	61,331
Pike Electric Corp. *	989	14,568
Pinnacle West Capital Corp.	2,509	86,335
PNM Resources, Inc.	2,144	21,955
Portland General Electric Company	1,686	39,891
PPL Corp.	9,640	356,873
Progress Energy, Inc.	6,585	284,011
Public Service Enterprise Group, Inc.	12,970	425,286
Puget Energy, Inc.	3,025	80,768
Reliant Energy, Inc. *	8,893	65,364
SCANA Corp.	2,930	114,065
Sempra Energy	6,706	338,452
Sierra Pacific Resources	5,815	55,708
SJW Corp.	602	18,042

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Utilities (continued)
South Jersey Industries, Inc.	857	$30,595
Southern Union Company	3,018	62,322
Southwest Gas Corp.	1,189	35,979
Teco Energy, Inc.	5,366	84,407
The Laclede Group, Inc.	663	32,149
The Southern Company	19,671	741,400
UGI Corp.	2,608	67,234
UIL Holding Corp.	756	25,953
Unisource Energy Corp.	1,058	30,883
Unitil Corp.	699	18,237
Vectren Corp.	1,928	53,695
Westar Energy, Inc.	2,629	60,572
WGL Holdings, Inc.	1,252	40,627
Wisconsin Energy Corp.	2,965	133,129
Xcel Energy, Inc.	10,754	214,972
York Water Company	1,136	14,064

		11,654,912

TOTAL COMMON STOCKS (Cost $360,811,458)		$366,850,748

PREFERRED STOCKS - 0.00%

Consumer, Non-cyclical - 0.00%
Inverness Medical Innovations, Inc.,
Series B, 3.00%	52	9,933

TOTAL PREFERRED STOCKS (Cost $12,701)		$9,933

RIGHTS - 0.00%

Consumer, Non-cyclical - 0.00%
OSI Pharmaceuticals, Inc. (Expiration date
06/12/2008, Strike Price: USD 45.00) *	19	0

Diversified - 0.00%
Fresenius Kabi Pharmaceuticals Holding, Inc.
(Expiration Date: 09/24/2008, Strike Price:
AUD 1.50) *	4,291	2,789

TOTAL RIGHTS (Cost $4,291)		$2,789

SHORT TERM INVESTMENTS - 2.32%
John Hancock Cash
Investment Trust, 2.6453% (f)	$4,247,391	$4,247,391
Rabobank USA Financial Corp.
0.20% due 10/01/2008	4,570,000	4,570,000

TOTAL SHORT TERM INVESTMENTS
(Cost $8,817,391)		$8,817,391

Total Investments (Total Stock Market Index Trust)
(Cost $369,645,841) - 98.83%		$375,680,861
Other Assets in Excess of Liabilities - 1.17%		4,459,050

TOTAL NET ASSETS - 100.00%		$380,139,911

The accompanying notes are an integral part of the financial statements.
416

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Core Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 89.95%

Basic Materials - 0.46%
BHP Billiton PLC	25,000	$566,355
Rio Tinto PLC	10,000	627,593
Sino-Forest Corp. *	100,000	1,260,042

		2,453,990
Communications - 9.07%
Amazon.com, Inc. *	25,200	1,833,552
Cisco Systems, Inc. *	457,700	10,325,712
Comcast Corp., Special Class A	625,000	12,325,000
eBay, Inc. *	177,800	3,979,164
Google, Inc., Class A *	12,800	5,126,656
Grupo Televisa SA, SADR	230,000	5,030,100
Liberty Media Corp. - Capital, Series A *	15,000	200,700
Liberty Media Corp. - Interactive A *	85,000	1,097,350
News Corp., Class A	450,000	5,395,500
Sprint Nextel Corp.	325,000	1,982,500
VeriSign, Inc. *	8,300	216,464
WPP Group PLC, SADR	20,000	814,000

		48,326,698
Consumer, Cyclical - 8.10%
Bed Bath & Beyond, Inc. *	107,700	3,382,857
Costco Wholesale Corp.	388,700	25,238,291
CVS Caremark Corp.	220,700	7,428,762
Harley-Davidson, Inc.	63,900	2,383,470
Lowe's Companies, Inc.	198,900	4,711,941

		43,145,321
Consumer, Non-cyclical - 20.13%
Altria Group, Inc.	276,400	5,483,776
Avon Products, Inc.	41,600	1,729,312
Cardinal Health, Inc.	80,600	3,971,968
Cosco Pacific, Ltd.	674,000	773,563
Covidien, Ltd.	50,000	2,688,000
Diageo PLC, SADR	50,000	3,443,000
Express Scripts, Inc. *	86,400	6,378,048
H & R Block, Inc.	175,000	3,981,250
Iron Mountain, Inc. *	175,000	4,271,750
Johnson & Johnson	411,800	28,529,504
Merck & Company, Inc.	46,600	1,470,696
Moody's Corp.	60,000	2,040,000
Philip Morris International, Inc.	202,500	9,740,250
Procter & Gamble Company	217,400	15,150,606
Schering-Plough Corp.	110,800	2,046,476
UnitedHealth Group, Inc.	551,825	14,010,837
Whole Foods Market, Inc. (a)	25,000	500,750
Wyeth	26,100	964,134

		107,173,920
Diversified - 0.66%
China Merchants Holdings International
Company, Ltd.	1,094,000	3,509,257

Energy - 17.94%
Canadian Natural Resources, Ltd.	113,300	7,756,518
Chesapeake Energy Corp.	14,200	509,212
Chevron Corp.	45,100	3,719,848
China Coal Energy Company, H Shares	2,005,000	2,119,680
ConocoPhillips	260,170	19,057,452

U.S. Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
Devon Energy Corp.	183,300	$16,716,960
EOG Resources, Inc.	159,700	14,286,762
Exxon Mobil Corp.	33,200	2,578,312
Halliburton Company	19,900	644,561
Occidental Petroleum Corp.	255,400	17,992,930
Schlumberger, Ltd.	58,200	4,544,838
Transocean, Inc. *	42,984	4,721,363
Weatherford International, Ltd. *	34,800	874,872

		95,523,308
Financial - 22.79%
American Express Company	475,000	16,829,250
American International Group, Inc.	353,700	1,177,821
Ameriprise Financial, Inc.	75,000	2,865,000
Aon Corp.	89,000	4,001,440
Bank of New York Mellon Corp.	195,000	6,353,100
Berkshire Hathaway, Inc., Class A *	100	13,060,000
Brookfield Asset Management, Inc., Class A	100,000	2,744,000
Citigroup, Inc.	325,800	6,682,158
Discover Financial Services	25,000	345,500
E*TRADE Financial Corp. *	25,000	70,000
Goldman Sachs Group, Inc.	15,390	1,969,920
Hang Lung Group, Ltd.	466,000	1,476,119
JPMorgan Chase & Company	356,200	16,634,540
Loews Corp.	275,000	10,859,750
Merrill Lynch & Company, Inc.	605,329	15,314,824
Progressive Corp.	483,600	8,414,640
State Street Corp.	4,400	250,272
Sun Life Financial, Inc.	20,000	707,400
Transatlantic Holdings, Inc.	20,000	1,087,000
Wachovia Corp.	49,900	174,650
Wells Fargo & Company	275,000	10,320,750

		121,338,134
Industrial - 3.28%
China Shipping Development Company, Ltd.,
Class H - Hong Kong Exchange	804,000	1,055,485
Fluor Corp.	19,800	1,102,860
FMC Technologies, Inc. *	10,000	465,500
Garmin, Ltd.	22,900	777,226
Kuehne & Nagel International AG	15,000	1,000,839
Martin Marietta Materials, Inc.	1,900	212,762
Sealed Air Corp.	300,000	6,597,000
Tyco Electronics, Ltd.	75,000	2,074,500
Tyco International, Ltd.	58,500	2,048,670
United Parcel Service, Inc., Class B	21,900	1,377,291
Vulcan Materials Company	10,000	745,000

		17,457,133
Technology - 7.50%
Agilent Technologies, Inc. *	174,600	5,178,636
Dell, Inc. *	211,400	3,483,872
Hewlett-Packard Company	20,700	957,168
Microsoft Corp.	930,700	24,840,383
Texas Instruments, Inc.	229,300	4,929,950
Western Digital Corp. *	25,100	535,132

		39,925,141

The accompanying notes are an integral part of the financial statements.
417

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Utilities - 0.02%
Reliant Energy, Inc. *	14,200	$104,370

TOTAL COMMON STOCKS (Cost $547,658,317)		$478,957,272

CONVERTIBLE BONDS - 0.14%

Basic Materials - 0.14%
Sino-Forest Corp.
5.00% due 08/01/2013 (g)	835,000	755,675

TOTAL CONVERTIBLE BONDS (Cost $835,000)		$755,675

SHORT TERM INVESTMENTS - 10.09%
Goldman Sachs Group, Inc.
1.75% due 10/01/2008	$14,000,000 $	14,000,000
Greenwich Capital Holdings Funding
5.45% due 10/01/2008	14,252,000	14,252,000
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	493,778	493,778
San Paolo IMI U.S. Financial Company
3.50% due 10/02/2008	25,000,000	24,997,569

TOTAL SHORT TERM INVESTMENTS
(Cost $53,743,347)		$53,743,347

Total Investments (U.S. Core Trust)
(Cost $602,236,664) - 100.18%		$533,456,294
Liabilities in Excess of Other Assets - (0.18)%		(947,842)

TOTAL NET ASSETS - 100.00%		$532,508,452

U.S. Government Securities Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 10.83%

Treasury Inflation-Protected
Securities (d) - 3.35%
0.875% due 04/15/2010	$5,119,525	$5,029,135
1.75% due 01/15/2028	1,322,962	1,154,181
2.00% due 01/15/2026	3,113,749	2,842,999
2.375% due 01/15/2027	3,151,690	3,048,027

		12,074,342
U.S. Treasury Bonds - 0.18%
5.375% due 02/15/2031	110,000	124,996
8.875% due 02/15/2019	370,000	517,914

		642,910
U.S. Treasury Notes - 7.30%
2.875% due 06/30/2010	7,440,000	7,562,641
4.00% due 08/15/2018	540,000	547,678
4.50% due 03/31/2009	17,000,000	17,256,326
4.625% due 07/31/2012	840,000	899,981

		26,266,626

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $38,815,855)		$38,983,878

U.S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS - 77.11%

Federal Home Loan Mortgage Corp. - 16.57%
5.00% due 08/01/2033 to 12/01/2034	$4,040,924	$3,944,078
5.50% due 11/01/2035 to 12/01/2037	47,797,552	47,554,069
5.868% due 01/01/2037	5,648,735	5,713,808
6.00% due 10/01/2010 to 12/01/2028	1,034,158	1,055,614
6.50% due 12/01/2010	5,994	6,185
7.00% due 02/01/2011 to 06/01/2032	1,207,331	1,263,640
9.00% due 10/01/2017	14,581	15,811
9.50% due 08/01/2020	55,318	62,493
11.75% due 12/01/2013	2,123	2,249
12.00% due 07/01/2020	13,922	15,695

		59,633,642

Federal National Mortgage
Association - 57.89%
4.75% due 11/19/2012	7,500,000	7,752,214
5.00% due 04/01/2019 to 05/01/2038	28,310,106	27,679,766
5.00% TBA **	104,625,000	101,883,921
5.50% due 04/01/2018 to 08/01/2037	23,655,148	23,675,455
5.50% TBA **	14,600,000	14,674,258
5.555% due 05/01/2036 (b)	2,434,249	2,446,267
5.743% due 08/01/2037 (b)	3,145,852	3,188,126
6.00% due 10/01/2036 to 03/01/2037	8,993,475	9,113,973
6.00% TBA **	5,420,000	5,519,934
6.1618% due 02/17/2009 (b)	4,456,000	4,456,000
6.335% due 07/01/2037 (b)	3,707,203	3,780,042
6.50% due 02/01/2026 to 06/01/2029	650,996	677,723
7.00% due 07/01/2022 to 01/01/2034	1,655,546	1,743,952
7.50% due 09/01/2029 to 02/01/2031	310,032	331,722
8.00% due 06/01/2017 to 03/01/2033	730,852	780,343
8.50% due 08/01/2019	255,891	280,223
8.75% due 08/01/2009 to 12/01/2009	10,734	10,802
9.00% due 05/01/2021	13,011	13,946
11.50% due 09/01/2013 to 04/01/2019	55,312	62,739
12.00% due 01/01/2013 to 04/01/2016	158,025	180,129
12.50% due 01/01/2013 to 09/01/2015	50,151	56,831
13.50% due 11/01/2014	34,430	38,798

		208,347,164

Government National Mortgage
Association - 2.65%
6.00% TBA **	7,700,000	7,809,847
6.50% due 02/15/2034 to 09/15/2034	878,919	903,122
7.50% due 02/15/2022 to 12/15/2027	435,838	466,552
8.50% due 06/15/2025	343,772	376,684
11.00% due 09/15/2015	1,641	1,889

		9,558,094

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $277,757,677)		$277,538,900

COLLATERALIZED MORTGAGE
OBLIGATIONS - 14.27%
American Home Mortgage Assets, Series 2006-2,
Class 2A1
2.6619% due 09/25/2046 (b)	1,352,824	826,448
American Home Mortgage Investment Trust, Series
2006-2, Class 1A1
2.5519% due 06/25/2046 (b)	806,124	790,306
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-8, Class 11A1
5.4296% due 11/25/2034 (b)	281,934	259,750

The accompanying notes are an integral part of the financial statements.
418

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Alt-A Trust, Series 2004-11, Class 2A2
6.3628% due 11/25/2034 (b)	$1,091,257	$807,680
Bear Stearns Commercial Mortgage Securities,
Series 2005-PW10, Class A4
5.405% due 12/11/2040 (b)	650,000	599,330
Bear Stearns Structured Products, Inc., Series
2007-R11, Class A1A
3.8069% due 09/25/2037 (b)(g)	3,523,822	3,356,440
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4
5.306% due 12/10/2046 (b)	3,080,000	2,667,470
Countrywide Alternative Loan Trust, Series
2005-59, Class 1A1
2.8019% due 11/20/2035 (b)	625,698	399,126
Countrywide Alternative Loan Trust, Series
2006-OA10, Class 4A1
2.6619% due 08/25/2046 (b)	2,484,657	1,457,911
Countrywide Alternative Loan Trust, Series
2006-OA11, Class A4
5.055% due 07/25/2036 (b)	2,768,129	1,334,568
Countrywide Alternative Loan Trust, Series
2006-OA7, Class 3A1
2.6819% due 06/25/2046 (b)	1,570,564	1,003,606
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 1A1
3.3875% due 07/20/2046 (b)	2,657,381	1,611,597
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1A
2.6806% due 07/25/2036 (b)	625,884	384,890
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1B
3.3875% due 07/20/2046 (b)	2,712,161	1,630,783
Countrywide Home Loans, Series
2004-12, Class 16A1
5.5767% due 08/25/2034 (b)	269,351	221,601
Countrywide Home Loans, Series
2004-20, Class 2A1
5.6862% due 09/25/2034 (b)	288,071	223,057
Countrywide Home Loans, Series 2005-7, Class 2A1
2.7819% due 03/25/2035 (b)	708,158	470,679
CS First Boston Mortgage Securities Corp, Series
2005-C5, Class A4
5.10% due 08/15/2038 (b)	1,960,000	1,771,768
Federal Home Loan Mortgage Corp.,
Series 2525, Class AM
4.50% due 04/15/2032	692,679	613,448
Federal National Mortgage Association Whole
Loan, Series 2003-W14, Class 2A
5.83% due 01/25/2043 (b)	1,442,755	1,426,685
Greenpoint Mortgage Funding Trust, Series
2006-AR4, Class A1A
2.5719% due 09/25/2046 (b)	2,088,006	1,681,817
Harborview Mortgage Loan Trust, Series 2004-2,
Class 2A1
2.7256% due 06/19/2034 (b)	383,447	333,184
Impac CMB Trust, Series 2004-5, Class 1A1
2.8319% due 10/25/2034 (b)	248,806	184,814
Impac Secured Assets Corp., Series 2005-2,
Class A1
3.5269% due 03/25/2036 (b)	1,783,600	1,315,850

U.S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
LB-UBS Commercial Mortgage Trust, Series
2006-C3, Class A4
5.661% due 03/15/2039 (b)	$900,000	$810,831
LB-UBS Commercial Mortgage Trust,
Series 2006-C7, Class A3
5.347% due 11/15/2038	3,490,000	3,031,173
Luminent Mortgage Trust, Series 2006-4, Class A1A
3.3969% due 05/25/2046 (b)	2,204,055	1,361,651
Master Adjustable Rate Mortgages Trust, Series
2004-12, Class 5A1
6.2801% due 10/25/2034 (b)	410,143	350,457
Master Adjustable Rate Mortgages Trust, Series
2004-15, Class 1A1
6.5859% due 12/25/2034 (b)	140,436	126,895
Master Adjustable Rate Mortgages Trust., Series
2007-3, Class 12A1
2.6719% due 05/25/2047 (b)	3,059,224	1,859,711
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class A4
5.6574% due 05/12/2039 (b)	1,460,000	1,317,364
Morgan Stanley Mortgage Loan Trust, Series
2006-8AR, Class 1A2
2.5419% due 06/25/2036 (b)	1,110,314	977,785
Novastar Mortgage-Backed Notes, Series
2006-MTA1, Class 2A1A
3.3969% due 09/25/2046 (b)	2,053,976	1,236,443
Residential Accredit Loans, Inc., Series 2005-QO3,
Class A1
2.8719% due 10/25/2045 (b)	99,994	64,976
Residential Asset Mortgage Products, Inc., Series
2002-RP1, Class A1
2.9019% due 03/25/2033 (b)(g)	33,692	23,000
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-16, Class 1A2
5.6453% due 11/25/2034 (b)	85,011	63,855
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-20, Class 2A1
5.1879% due 01/25/2035 (b)	41,274	34,471
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR6, Class 1A1
5.045% due 12/25/2035 (b)	2,463,192	1,489,887
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR6, Class 1A3
3.3969% due 07/25/2036 (b)	2,093,714	1,001,258
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR7, Class A1A
2.6819% due 08/25/2036 (b)	2,950,827	1,729,972
Thornburg Mortgage Securities Trust, Series
2006-3, Class A2
3.3119% due 06/25/2036 (b)	2,749,928	2,631,356
Thornburg Mortgage Securities Trust, Series
2006-3, Class A3
3.3169% due 06/25/2036 (b)	3,002,222	2,972,360
Thornburg Mortgage Securities Trust, Series
2007-4, Class 2A1
6.2171% due 09/25/2037 (b)	1,170,159	1,000,236
Thornburg Mortgage Securities Trust, Series
2007-4, Class 3A1
6.2136% due 09/25/2037 (b)	1,115,867	935,716

The accompanying notes are an integral part of the financial statements.
419

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
WaMu Mortgage Pass-Through Certificates, Series
2005-AR17, Class A1A1
3.4769% due 12/25/2045 (b)	$1,837,173	$1,183,459
WaMu Mortgage Pass-Through Certificates, Series
2005-AR17, Class A1A2
3.4969% due 12/25/2045 (b)	256,947	163,000
Washington Mutual, Inc., Mortgage Pass-Through
Certificates, Series 2005-AR19, Class A1A2
2.7619% due 12/25/2045 (b)	202,250	141,844
Zuni Mortgage Loan Trust, Series 2006-OA1,
Class A1
3.3369% due 08/25/2036 (b)	1,545,528	1,489,581

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $68,286,862)		$51,370,089

ASSET BACKED SECURITIES - 8.07%
ACE Securities Corp., Series 2006-GP1, Class A
3.3369% due 02/25/2031 (b)	1,509,657	1,251,949
ACE Securities Corp., Series 2006-SL3, Class A1
2.5719% due 06/25/2036 (b)	1,628,942	354,928
Aegis Asset Backed Securities Trust, Series
2004-2, Class A3
2.9519% due 06/25/2034 (b)	355,503	321,380
Bravo Mortgage Asset Trust, Series 2006-1A,
Class A1
2.6019% due 07/25/2036 (b)(g)	721,438	708,819
Countrywide Home Equity Loan Trust, Series
2004-I, Class A
2.7569% due 02/15/2034 (b)	1,509,799	1,099,713
Countrywide Home Equity Loan Trust, Series
2004-R, Class 2A
2.7169% due 03/15/2030 (b)	1,602,478	898,602
Countrywide Home Equity Loan Trust, Series
2006-E, Class 2A
2.6069% due 07/15/2036 (b)	1,853,432	1,100,900
Countrywide Home Equity Loan Trust, Series
2007-GW, Class A
3.0169% due 08/15/2037 (b)	2,759,493	1,952,548
Credit Suisse Mortgage Capital Certificates, Series
2006-CF2, Class A1
2.7319% due 05/25/2036 (b)(g)	1,441,275	1,181,396
EMC Mortgage Loan Trust, Series 2006-A, Class A1
2.9219% due 12/25/2042 (b)(g)	520,418	433,949
GMAC Mortgage Corp. Loan Trust, Series
2004-VF1, Class A1
2.2219% due 02/25/2031 (b)(g)	2,636,712	2,124,683
GMAC Mortgage Corp. Loan Trust, Series
2006-HE1, Class A
2.6819% due 11/25/2036 (b)	3,326,593	1,365,358
GSAA Home Equity Trust, Series 2005-5, Class A4
2.7419% due 02/25/2035 (b)	752,159	624,527
GSAMP Trust, Series 2006-S4, Class A1
3.2969% due 05/25/2036 (b)	1,099,172	482,387
IndyMac Seconds Asset Backed Trust, Series
2006-A, Class A
3.3369% due 06/25/2036 (b)	1,978,154	556,065
JP Morgan Chase Commercial Mortgage Securities
Corp, Series 2006-CB17, Class A4
5.429% due 12/12/2043	4,530,000	3,934,686

U.S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Long Beach Mortgage Loan Trust, Series 2005-3,
Class 2A2
2.7519% due 09/25/2035 (b)	$318,600	$307,427
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-H1, Class 2A1
4.7069% due 10/25/2037 (b)	2,869,219	1,969,449
Morgan Stanley ABS Capital I, Series 2004-HE8,
Class A7
3.0019% due 09/25/2034 (b)	100,766	82,867
Morgan Stanley Mortgage Loan Trust, Series
2006-4SL, Class A1
3.3569% due 03/25/2036 (b)	1,195,355	373,638
Nelnet Student Loan Trust, Series 2008-4, Class A4
4.28% due 04/25/2024 (b)	570,000	552,366
SACO I Trust, Inc., Series 2006-6, Class A
3.3369% due 06/25/2036 (b)	1,815,845	398,801
SACO I Trust, Inc., Series 2006-7, Class A1
2.6019% due 07/25/2036 (b)	2,039,934	392,205
SLM Student Loan Trust, Series 2006-5, Class A2
2.79% due 07/25/2017 (b)	1,594,870	1,588,804
Structured Asset Securities Corp., Series
2006-ARS1, Class A1
3.3169% due 02/25/2036 (b)(g)	2,061,785	283,842
Truman Capital Mortgage Loan Trust, Series
2006-1, Class A
2.7319% due 03/25/2036 (b)(g)	2,078,027	1,039,013
Lehman XS Trust, Series 2005-5N, Class 3A1A
2.7719% due 11/25/2035 (b)	91,441	58,079
Lehman XS Trust, Series 2005-7N, Class 1A1B
3.5069% due 12/25/2035 (b)	120,443	54,149
Lehman XS Trust, Series 2006-2N, Class 1A1
2.7319% due 02/25/2046 (b)	594,198	361,375
Lehman XS Trust, Series 2006-GP3, Class 3A1A
2.5419% due 06/25/2046 (b)	1,648,155	1,569,109
RAAC Series, Series 2006-RP3, Class A
2.7313% due 05/25/2036 (b)(g)	1,968,589	1,596,693

TOTAL ASSET BACKED SECURITIES
(Cost $47,028,108)		$29,019,707

PREFERRED STOCKS - 0.04%

Financial - 0.04%
Federal Home Loan Mortgage Corp.,
Series Z, 8.375% *	39,750	61,215
Federal National Mortgage Association,
Series S, 8.25% *	28,575	62,294

		123,509

TOTAL PREFERRED STOCKS (Cost $1,708,125)		$123,509

The accompanying notes are an integral part of the financial statements.
420

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 7.78%
Morgan Stanley Tri-Party
Repurchase Agreement dated
09/30/2008 at 0.08% to be
repurchased at $28,000,062 on
10/01/2008, collateralized by
$48,450,000 U.S. Treasury Notes,
zero coupon due 11/15/2020
(valued at $28,560,000, including
interest)	$28,000,000	$28,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $28,000,000)		$28,000,000

SHORT TERM INVESTMENTS - 13.04%
Federal Home Loan Mortgage Corp., Discount Notes
zero coupon due 01/23/2009	$46,000,000	$45,671,521
Federal National Mortgage Association Discount
Notes
zero coupon due 12/15/2008	1,277,000	1,270,937

TOTAL SHORT TERM INVESTMENTS
(Cost $46,942,458)		$46,942,458

Total Investments (U.S. Government Securities Trust)
(Cost $508,539,085) - 131.14%		$471,978,541
Liabilities in Excess of Other Assets - (31.14)%		(112,061,948)

TOTAL NET ASSETS - 100.00%		$359,916,593

U.S. High Yield Bond Trust
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 74.74%

Basic Materials - 3.36%
AbitibiBowater, Inc.
9.375% due 12/15/2021	$650,000	$222,625
Abitibi-Consolidated Company of Canada
6.00% due 06/20/2013	24,000	6,360
American Pacific Corp.
9.00% due 02/01/2015	1,560,000	1,513,200
Bowater Canada Finance Corp.
7.95% due 11/15/2011	24,000	11,040
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015	1,475,000	1,449,187
8.375% due 04/01/2017	5,000,000	4,925,000
Georgia-Pacific Corp.
7.125% due 01/15/2017 (g)	730,000	651,525
Huntsman International LLC
7.875% due 11/15/2014	1,800,000	1,548,000
Innophos Holdings, Inc.
9.50% due 04/15/2012 (g)	600,000	606,000
Innophos, Inc.
8.875% due 08/15/2014	2,900,000	2,900,000
Mosaic Company
7.375% due 12/01/2014 (g)	750,000	776,452
7.625% due 12/01/2016 (g)	1,875,000	1,915,736
Neenah Paper, Inc.
7.375% due 11/15/2014	925,000	733,063

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Basic Materials (continued)
P. H. Glatfelter Company
7.125% due 05/01/2016	$725,000	$699,625

		17,957,813

Communications - 18.45%
Alltel Corp.
7.875% due 07/01/2032	2,175,000	2,158,687
American Tower Corp.
7.00% due 10/15/2017 (g)	4,180,000	3,991,900
Barrington Broadcasting Group LLC
10.50% due 08/15/2014	3,900,000	2,496,000
Centennial Communications Corp.
10.00% due 01/01/2013	4,900,000	4,691,750
Charter Communications Holdings I LLC
11.00% due 10/01/2015	650,000	422,500
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010	1,975,000	1,777,500
Charter Communications Operating LLC
8.00% due 04/30/2012 (g)	7,566,000	6,771,570
8.375% due 04/30/2014 (g)	5,675,000	5,008,187
Citizens Communications Company
7.05% due 10/01/2046	1,050,000	598,500
Cricket Communications, Inc.
9.375% due 11/01/2014	2,040,000	1,897,200
9.375% due 11/01/2014	3,450,000	3,208,500
CSC Holdings, Inc.
6.75% due 04/15/2012	2,690,000	2,464,712
CSC Holdings, Inc., Series B
7.625% due 04/01/2011	1,335,000	1,281,600
8.125% due 08/15/2009	300,000	297,000
DirecTV Holdings LLC
6.375% due 06/15/2015	320,000	281,600
8.375% due 03/15/2013	9,194,000	9,079,075
EchoStar DBS Corp.
6.375% due 10/01/2011	800,000	736,000
6.625% due 10/01/2014	1,150,000	922,875
7.125% due 02/01/2016	3,575,000	2,868,938
7.75% due 05/31/2015	1,500,000	1,271,250
Fisher Communications, Inc.
8.625% due 09/15/2014	3,550,000	3,567,750
Lamar Media Corp.
6.625% due 08/15/2015	2,500,000	2,068,750
Lamar Media Corp., Series C
6.625% due 08/15/2015	2,070,000	1,712,925
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	4,250,000	3,973,750
Nielsen Finance LLC
zero coupon, step up to 12.50% on
08/01/2016 due 08/01/2016 (b)	4,600,000	2,990,000
10.00% due 08/01/2014	525,000	498,750
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	3,740,000	3,235,100
Qwest Corp.
6.0687% due 06/15/2013 (b)	2,110,000	1,793,500
6.50% due 06/01/2017	1,250,000	1,000,000
7.50% due 06/15/2023	1,000,000	785,000
7.50% due 10/01/2014	600,000	519,000
8.875% due 03/15/2012	2,260,000	2,214,800

The accompanying notes are an integral part of the financial statements.
421

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Communications (continued)
Sprint Capital Corp.
8.75% due 03/15/2032	$17,870,000	$13,938,600
Time Warner Telecom Holdings, Inc.
9.25% due 02/15/2014	2,500,000	2,312,500
United States West Communications, Inc.
6.875% due 09/15/2033	520,000	349,700
Valor Telecommunications Enterprise LLC
7.75% due 02/15/2015	1,450,000	1,381,691
Videotron Ltee.
6.375% due 12/15/2015	1,330,000	1,170,400
6.875% due 01/15/2014	1,606,000	1,517,670
9.125% due 04/15/2018 (g)	1,200,000	1,212,000

		98,467,230

Consumer, Cyclical - 8.42%
ALH Finance LLC
8.50% due 01/15/2013	3,745,000	3,492,212
Allison Transmission, Inc.
11.00% due 11/01/2015 (a)(g)	2,660,000	2,314,200
11.25% due 11/01/2015 (g)	2,660,000	2,181,200
AMC Entertainment, Inc., Series B
8.625% due 08/15/2012	3,043,000	3,012,570
American Tire Distributors Holdings, Inc.
9.0413% due 04/01/2012 (b)	475,000	399,000
10.75% due 04/01/2013	1,475,000	1,209,500
AmeriGas Partners LP
7.125% due 05/20/2016	2,115,000	1,892,925
7.25% due 05/20/2015	1,557,000	1,416,870
Cinemark, Inc.
zero coupon, step up to 9.75% on
03/15/2009 due 03/15/2014	2,005,000	1,927,306
Continental Airlines, Inc., Series 00-1
8.499% due 05/01/2011	282,127	269,432
Ford Motor Company
7.45% due 07/16/2031	1,750,000	752,500
General Motors Corp.
7.20% due 01/15/2011	4,550,000	2,673,125
7.375% due 05/23/2048	1,550,000	511,500
General Motors Nova Scotia Finance Company
6.85% due 10/15/2008	2,000,000	1,980,000
Goodyear Tire & Rubber Company
7.857% due 08/15/2011	475,000	461,938
MGM Mirage, Inc.
6.00% due 10/01/2009	2,050,000	1,916,750
8.50% due 09/15/2010	1,250,000	1,150,000
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	500,000	350,000
O'Charleys, Inc.
9.00% due 11/01/2013	5,700,000	4,816,500
Penn National Gaming, Inc.
6.875% due 12/01/2011	2,150,000	2,021,000
River Rock Entertainment Authority
9.75% due 11/01/2011	3,035,000	2,792,200
San Pasqual Casino Development Group
8.00% due 09/15/2013 (g)	2,090,000	1,870,550
Sonic Automotive, Inc., Series B
8.625% due 08/15/2013	3,315,000	2,254,200
Suburban Propane Partners LP
6.875% due 12/15/2013	1,005,000	889,425

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Cyclical (continued)
United Auto Group, Inc.
7.75% due 12/15/2016	$3,300,000	$2,359,500

		44,914,403

Consumer, Non-cyclical - 12.96%
Biomet, Inc.
11.625% due 10/15/2017	3,425,000	3,442,125
Centene Corp.
7.25% due 04/01/2014	2,050,000	1,921,875
Community Health Systems, Inc.
8.875% due 07/15/2015	6,720,000	6,384,000
Cornell Companies, Inc.
10.75% due 07/01/2012	600,000	600,000
Corrections Corp. of America
6.25% due 03/15/2013	1,140,000	1,065,900
DaVita, Inc.
6.625% due 03/15/2013	400,000	380,000
Del Monte Corp.
8.625% due 12/15/2012	3,600,000	3,564,000
Education Management Corp.
8.75% due 06/01/2014	1,400,000	1,169,000
Geo Group, Inc.
8.25% due 07/15/2013	3,545,000	3,518,412
H&E Equipment Services, Inc.
8.375% due 07/15/2016	2,075,000	1,535,500
HCA, Inc.
7.875% due 02/01/2011	740,000	714,100
9.125% due 11/15/2014	650,000	632,125
9.25% due 11/15/2016	6,525,000	6,345,563
9.625% due 11/15/2016	1,800,000	1,710,000
Healthsouth Corp.
10.75% due 06/15/2016	800,000	808,000
Iron Mountain, Inc.
8.00% due 06/15/2020	1,475,000	1,416,000
Mac-Gray Corp.
7.625% due 08/15/2015	3,950,000	3,772,250
Multiplan, Inc.
10.375% due 04/15/2016 (g)	2,750,000	2,695,000
NCO Group, Inc.
11.875% due 11/15/2014	2,675,000	2,180,125
Omnicare, Inc.
6.125% due 06/01/2013	750,000	669,375
6.875% due 12/15/2015	2,120,000	1,886,800
Reynolds American, Inc.
6.50% due 07/15/2010	250,000	259,931
7.625% due 06/01/2016	2,927,000	2,906,069
Rural/Metro Corp.
9.875% due 03/15/2015	1,950,000	1,657,500
Service Corp. International
6.75% due 04/01/2016	500,000	427,500
7.00% due 06/15/2017	2,755,000	2,355,525
7.50% due 04/01/2027	2,730,000	2,088,450
7.625% due 10/01/2018	150,000	134,250
7.875% due 02/01/2013	850,000	850,000
Sheridan Group, Inc.
10.25% due 08/15/2011	1,600,000	1,424,000
Sun Healthcare Group, Inc.
9.125% due 04/15/2015	1,935,000	1,847,925

The accompanying notes are an integral part of the financial statements.
422

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Non-cyclical (continued)
Tenet Healthcare Corp.
6.375% due 12/01/2011	$2,550,000	$2,352,375
6.875% due 11/15/2031	635,000	431,800
The Cooper Companies, Inc.
7.125% due 02/15/2015	3,450,000	3,381,000
United Surgical Partners International, Inc.
8.875% due 05/01/2017	3,160,000	2,654,400

		69,180,875

Diversified - 0.34%
Susser Holdings LLC
10.625% due 12/15/2013	1,830,000	1,797,975

Energy - 8.44%
Calfrac Holdings LP
7.75% due 02/15/2015 (g)	2,950,000	2,448,500
Chesapeake Energy Corp.
6.375% due 06/15/2015	200,000	178,500
6.625% due 01/15/2016	1,985,000	1,781,537
6.875% due 01/15/2016	400,000	365,000
6.875% due 11/15/2020	3,500,000	2,992,500
7.25% due 12/15/2018	500,000	460,000
7.50% due 09/15/2013	400,000	387,000
El Paso Corp.
6.875% due 06/15/2014	500,000	461,135
7.00% due 06/15/2017	2,950,000	2,635,421
7.25% due 06/01/2018	2,525,000	2,348,250
7.75% due 01/15/2032	4,490,000	3,757,919
Forest Oil Corp.
7.25% due 06/15/2019 (g)	350,000	299,250
Hilcorp Energy I LP
7.75% due 11/01/2015 (g)	4,160,000	3,577,600
Hilcorp Energy I LP/Hilcorp Finance Company
9.00% due 06/01/2016 (g)	930,000	846,300
Key Energy Services, Inc.
8.375% due 12/01/2014 (g)	3,475,000	3,336,000
MarkWest Energy Partners LP / MarkWest Energy
Finance Corp., Series B
8.75% due 04/15/2018 (g)	825,000	783,750
MarkWest Energy Partners LP/ MarkWest Energy
Finance Corp., Series B
8.50% due 07/15/2016	2,070,000	1,956,150
National Oilwell Varco, Inc., Series B
6.125% due 08/15/2015	24,000	23,422
Sabine Pass LNG LP
7.50% due 11/30/2016	11,590,000	9,040,200
7.50% due 11/30/2016 (g)	1,250,000	975,000
SandRidge Energy, Inc.
8.00% due 06/01/2018 (g)	1,000,000	860,000
SandRidge Energy, Inc., PIK
8.625% due 04/01/2015 (g)	2,150,000	1,924,250
Swift Energy Company
7.125% due 06/01/2017	4,250,000	3,612,500

		45,050,184

Financial - 9.54%
Altra Industrial Motion, Inc.
9.00% due 12/01/2011	1,535,000	1,581,050
American General Finance Corp., MTN
4.625% due 05/15/2009	1,000,000	710,596

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
American International Group, Inc.
6.25% due 03/15/2037	$3,425,000	$548,747
Chevy Chase Bank
6.875% due 12/01/2013	905,000	724,000
Chukchansi Economic Development Authority
6.3275% due 11/15/2012 (b)(g)	939,000	758,242
8.00% due 11/15/2013 (g)	1,805,000	1,444,000
CIT Group, Inc.
5.65% due 02/13/2017	1,250,000	609,960
6.00% due 04/01/2036	3,405,000	1,365,511
El Paso Performance-Linked Trust
7.75% due 07/15/2011 (g)	1,450,000	1,468,316
Ford Motor Credit Company
7.00% due 10/01/2013	2,510,000	1,542,538
8.00% due 12/15/2016	6,800,000	4,299,490
Ford Motor Credit Company LLC
7.2406% due 04/15/2012 (b)	800,000	739,606
7.375% due 10/28/2009	925,000	743,669
General Motors Acceptance Corp.
5.85% due 01/14/2009	1,600,000	1,367,474
6.875% due 09/15/2011	1,750,000	780,827
GMAC LLC
6.00% due 12/15/2011	3,960,000	1,760,770
Host Marriott LP
7.125% due 11/01/2013	500,000	445,000
Host Marriott LP, Series M
7.00% due 08/15/2012	3,905,000	3,485,213
Host Marriott LP, Series Q
6.75% due 06/01/2016	4,525,000	3,699,188
KAR Holdings, Inc.
8.75% due 05/01/2014	1,325,000	1,079,875
10.00% due 05/01/2015	7,831,000	6,029,870
Lehman Brothers Holdings, Inc.
7.875% due 08/15/2010 ^	3,400,000	425,000
Lender Processing Services, Inc.
8.125% due 07/01/2016 (g)	2,550,000	2,486,250
NSG Holdings, Inc.
7.75% due 12/15/2025 (g)	2,445,000	2,322,750
Nuveen Investments, Inc.
10.50% due 11/15/2015 (g)	9,355,000	7,203,350
Pinnacle Foods Finance LLC/Pinnacle Foods
Finance Corp
10.625% due 04/01/2017	650,000	487,500
USI Holdings Corp.
9.75% due 05/15/2015 (g)	3,650,000	2,774,000

		50,882,792

Industrial - 6.10%
Allied Waste North America, Inc.
6.50% due 11/15/2010	700,000	684,250
6.875% due 06/01/2017	200,000	186,000
Allied Waste North America, Inc., Series B
5.75% due 02/15/2011	200,000	191,500
7.125% due 05/15/2016	3,175,000	2,960,688
Baldor Electric Company
8.625% due 02/15/2017	2,725,000	2,602,375
Crown Holdings, Inc.
8.00% due 04/15/2023	5,165,000	4,338,600

The accompanying notes are an integral part of the financial statements.
423

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Industrial (continued)
Esco Corp.
6.6937% due 12/15/2013 (b)(g)	$625,000	$575,000
8.625% due 12/15/2013 (g)	875,000	857,500
Graham Packaging Company
9.875% due 10/15/2014	2,900,000	2,523,000
Gulfmark Offshore, Inc.
7.75% due 07/15/2014	3,450,000	3,243,000
L-3 Communications Corp.
5.875% due 01/15/2015	2,700,000	2,443,500
L-3 Communications Corp., Series B
6.375% due 10/15/2015	1,585,000	1,458,200
Muzak Finance Corp.
13.00% due 03/15/2010	700,000	322,000
NXP BV/NXP Funding LLC
5.5406% due 10/15/2013 (b)	1,795,000	1,184,700
Overseas Shipholding Group, Inc.
7.50% due 02/15/2024	4,115,000	3,641,775
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013	2,025,000	2,014,875
Owens-Illinois, Inc.
7.80% due 05/15/2018	650,000	630,500
Rexnord Holdings, Inc.
9.68% due 02/21/2013	1,426,520	1,141,216
Trailer Bridge, Inc.
9.25% due 11/15/2011	1,750,000	1,540,000

		32,538,679

Technology - 4.62%
Affiliated Computer Services, Inc.
5.20% due 06/01/2015	1,200,000	969,000
First Data Corp.
9.875% due 09/24/2015 (g)	7,150,000	5,612,750
Open Solutions, Inc.
9.75% due 02/01/2015 (g)	5,370,000	3,490,500
Seagate Technology HDD Holdings
6.80% due 10/01/2016	4,175,000	3,653,125
SunGard Data Systems, Inc.
3.75% due 01/15/2009	350,000	345,625
4.875% due 01/15/2014	400,000	340,000
9.125% due 08/15/2013	505,000	454,500
10.25% due 08/15/2015	11,256,000	9,764,580

		24,630,080

Utilities - 2.51%
Ipalco Enterprises, Inc.
7.25% due 04/01/2016 (g)	950,000	907,250
NRG Energy, Inc.
7.25% due 02/01/2014	450,000	417,375
7.375% due 02/01/2016	5,759,000	5,183,100
7.375% due 01/15/2017	7,550,000	6,870,500

		13,378,225

TOTAL CORPORATE BONDS (Cost $449,581,127)		$398,798,256

ASSET BACKED SECURITIES - 0.17%
DB Master Finance LLC, Series-2006-1, Class M1
8.285% due 06/20/2031 (g)	1,250,000	936,412

TOTAL ASSET BACKED SECURITIES
(Cost $1,249,976)		$936,412

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS - 19.32%

Basic Materials - 1.34%
Bolthouse, Term Loan B
5.0625% due 06/30/2012 (b)	$250,000	$234,687
Celanese Holdings LLC, Letter of Credit
7.0994% due 04/02/2014 (b)	1,074,779	988,195
Celanese Holdings LLC, Tranche B
2.8025% due 04/02/2014 (b)	166,667	153,240
Georgia-Pacific Corp., Tranche B
4.4456% due 12/23/2012 (b)	2,766,286	2,457,900
Georgia-Pacific Corp., Tranche B2
4.2381% due 12/22/2012 (b)	2,252,120	2,001,054
Huntsman International LLC
4.2188% due 04/19/2014 (b)	1,489,300	1,323,883

		7,158,959

Communications - 1.97%
Charter Communications Operating LLC, Tranche 3
7.6981% due 03/01/2014 (b)	750,000	557,497
Charter Communications Operating LLC, Tranche
B1
5.1713% due 03/06/2014 (b)	744,375	603,733
Citadel Broadcasting Corp.
4.745% due 06/12/2014 (b)	1,250,000	934,375
Crown Castle International Corp.
4.3006% due 03/05/2014 (b)	1,604,953	1,405,939
CSC Holdings, Inc.
4.5688% due 03/23/2013 (b)	3,872,567	3,504,673
Direct TV, Tranche C
5.25% due 04/13/2013 (b)	748,125	720,474
Getty Images, Inc.
7.25% due 07/02/2015 (b)	450,000	440,626
Gray TV
4.19% due 12/31/2014 (b)	1,119,974	873,580
Level 3 Communications, Inc.
4.7269% due 03/01/2014 (b)	1,250,000	1,060,163
Local TV Finance LLC
4.869% due 05/07/2013 (b)	497,481	417,884

		10,518,944

Consumer, Cyclical - 3.24%
BLB Wembley Holdings, Inc.
5.44% due 06/30/2011 (b)	697,946	490,307
Bombardier Recreational Products, Inc., Tranche B
6.46% due 06/26/2013 (b)	800,000	680,664
Federal Mogul Corp., Tranche B
4.9675% due 12/27/2014 (b)	2,083,966	1,437,937
Federal Mogul Corp., Tranche C
4.7375% due 12/27/2015 (b)	1,508,515	1,025,790
Ford Motor Company, Tranche B
5.47% due 11/29/2013 (b)	4,005,002	2,744,668
Golden Nugget, Inc.
7.21% due 12/14/2014 (b)	750,000	375,000
Greek Town Holdings
5.50% due 03/23/2014 (b)	758,453	670,912
Greektown Casino LLC, Tranche B
5.50% due 12/03/2012 (b)	1,600,000	1,415,328
Greenwood Racing
4.64% due 11/14/2011 (b)	977,369	908,953
HMSC
8.2159% due 04/03/2014 (b)	550,000	374,000

The accompanying notes are an integral part of the financial statements.
424

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Consumer, Cyclical (continued)
HMSC, Tranche 1 Lien
4.9659% due 04/03/2014 (b)	$398,990	$271,313
Iconix Brand Group, Inc.
5.14% due 11/07/2013 (b)	500,000	465,000
Live Nation Worldwide
5.45% due 12/21/2013 (b)	467,846	437,436
National Cinemedia LLC
4.54% due 02/13/2015 (b)	312,000	265,787
Penn National Gaming, Inc.
4.24% due 05/26/2012 (b)	2,835,735	2,588,686
Pep Boys - Manny, Moe & Jack
4.65% due 01/31/2013 (b)	240,364	211,520
Regal Cinemas Corp.
4.1963% due 11/10/2010 (b)	249,365	218,693
Riviera Holding Corp.
4.68% due 06/08/2014 (b)	1,250,000	875,000
Safety-Kleen, Corp., Letter of Credit
3.125% due 07/27/2013 (b)	152,542	140,339
Safety-Kleen, Corp., Tranche B
5.625% due 07/27/2013 (b)	574,513	528,552
Sagittarius Restaurants LLC
9.50% due 03/29/2013 (b)	684,943	421,240
Tire Rack Holdings, Inc.
4.434% due 06/24/2012 (b)	801,901	761,806

		17,308,931

Consumer, Non-cyclical - 4.10%
AmWINS Group, Inc.
4.98% due 06/07/2013 (b)	1,143,362	914,689
7.99% due 06/07/2014 (b)	750,000	487,500
Carestream Health, Inc., Tranche B
4.6981% due 04/30/2013 (b)	737,960	637,103
Carestream Health, Inc., Tranche B2
10.0813% due 10/30/2013 (b)	500,000	312,500
Coinmach Laundry Corp.
5.809% due 12/19/2012 (b)	994,987	895,489
Community Health Systems, Inc., Tranche B
4.741% due 06/30/2014 (b)	2,765,998	2,475,568
Community Health Systems, Inc., Tranche Delayed
Draw
1.00% due 06/30/2014 (b)	141,462	126,609
Dean Foods Company, Tranche B
4.55% due 03/01/2014 (b)	1,477,500	1,317,162
Dole Foods Company, Tranche B
4.5625% due 04/12/2013 (b)	645,694	568,211
Dole Foods Company, Tranche C
4.5625% due 04/12/2013 (b)	2,598,303	2,286,506
Dole Foods, Letter of Credit
2.58% due 04/12/2013 (b)	354,415	311,885
Education Management Corp., Tranche C
4.50% due 05/29/2011 (b)	958,409	837,170
Goodyear Tire & Rubber Company, Tranche 2
6.43% due 04/30/2014 (b)	4,000,000	3,523,320
HCA, Inc., Tranche B
5.0506% due 11/16/2013 (b)	2,180,734	1,941,486
Health Management Associate, Inc.
4.4463% due 02/28/2014 (b)	242,622	207,078
Healthsouth Corp., Tranche B
5.085% due 03/10/2013 (b)	886,325	807,788

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Consumer, Non-cyclical (continued)
Kepler Holdings, Ltd.
10.82% due 06/30/2009 (b)	$500,000	$440,000
Sun Healthcare Group, Inc.
4.8119% due 04/12/2014 (b)	547,426	506,369
Sun Healthcare Group, Inc., Letter of Credit
2.5963% due 04/12/2014 (b)	124,251	111,826
Sun Healthcare Group, Inc., Tranche Delayed Draw
4.98% due 04/12/2014 (b)	76,770	69,093
Toys R Us, Inc., Tranche B
5.4594% due 12/01/2008 (b)	3,500,000	3,103,345

		21,880,697

Energy - 3.20%
Calpine Corp., Tranche B
5.685% due 03/29/2009 (b)	7,083,441	6,074,051
Covanta Energy Corp., Letter of Credit
4.6025% due 02/02/2014 (b)	643,855	584,704
Covanta Energy Corp., Tranche B
4.375% due 02/02/2014 (b)	1,288,214	1,169,866
Dynegy Holdings, Inc.
3.9594% due 04/02/2013 (b)	1,287,868	1,114,920
Dynegy Holdings, Inc., Tranche B
3.96% due 03/31/2013 (b)	461,942	399,908
Energy Transfer Equity
4.5075% due 11/01/2012 (b)	1,250,000	1,161,725
Longview Power LLC, Letter of Credit
5.00% due 02/28/2013 (b)	166,667	143,333
Longview Power LLC, Tranche B
5.0625% due 02/28/2014 (b)	500,000	436,250
Longview Power LLC, Tranche Delayed Draw
4.9375% due 02/28/2014 (b)	583,333	501,667
Targa Resources, Letter of Credit
4.5713% due 10/05/2011 (b)	380,516	352,217
Targa Resources, Tranche B
4.6494% due 10/05/2012 (b)	238,558	220,816
Tenaska Power, 1st Lien Term Loan
4.8006% due 12/15/2013 (b)	1,523,624	1,404,465
Tenaska Power, Term Loan
2.60% due 12/15/2011 (b)	100,331	80,265
2.60% due 12/15/2013 (b)	320,057	295,025
Texas Competitive Electric Holdings Company LLC
6.2623% due 10/10/2014 (b)	3,636,830	3,114,035

		17,053,247

Financial - 2.41%
BNY ConvergEx Group, Tranche 1
5.81% due 08/17/2013 (b)	1,250,000	1,125,000
Capital Automotive LP
4.21% due 12/16/2010 (b)	1,000,000	885,500
CCM Merger, Inc.
5.4763% due 07/21/2012 (b)	715,017	618,490
Emdeon Business Services LLC, Tranche 1B
4.70% due 11/16/2013 (b)	471,382	419,530
Emdeon Business Services LLC, Tranche 2
9.83% due 05/16/2014 (b)	1,000,000	890,000
General Motors Corp., Tranche B
7.0556% due 11/17/2013 (b)	3,987,361	2,723,168
Linsco/Private Ledger Corp., Tranche B
8.762% due 06/27/2013 (b)	2,370,077	2,204,172

The accompanying notes are an integral part of the financial statements.
425

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Financial (continued)
TD Ameritrade Holding Corp.
6.63% due 12/31/2012 (b)	$1,000,000	$934,500
TPF Generation Holdings LLC, Tranche 2
9.08% due 12/15/2014 (b)	800,000	684,664
VNU, Inc., Tranche B
4.8025% due 08/09/2013 (b)	2,033,968	1,795,709
Wimar Landco LLC, Tranche B
1.00% due 09/03/2008 (b)	750,000	565,500

		12,846,233

Industrial - 1.22%
Allied Waste North America, Inc.
4.93% due 03/28/2014 (b)	845,006	815,963
5.1206% due 03/28/2014 (b)	603,866	582,477
Coffeyville Resources, Inc., Letter of Credit
4.6288% due 12/28/2010 (b)	129,730	115,460
Coffeyville Resources, Inc., Tranche D
7.00% due 12/28/2013 (b)	419,928	373,736
Marvell Technology Group, Inc.
5.1963% due 11/08/2009 (b)	479,375	475,780
Oshkosh Truck Corp., Tranche B
4.20% due 12/06/2013 (b)	667,500	589,623
Owens-Illinois, Inc.
3.9769% due 06/14/2013 (b)	489,770	470,179
Rail America CND, Term Loan B
6.79% due 08/14/2009 (b)	152,000	142,880
Rail America US, Term Loan B
6.79% due 08/14/2009 (b)	2,348,000	2,207,120
Waste Services, Inc., Tranche B
4.74% due 04/30/2011 (b)	783,418	736,413

		6,509,631

Technology - 1.44%
Affiliated Computer Services, Inc.
4.235% due 03/29/2013 (b)	576,887	527,852
4.4663% due 03/29/2013 (b)	1,420,568	1,359,015
Reynolds & Reynolds Company, Inc.
4.6775% due 10/24/2012 (b)	356,976	320,386
Reynolds & Reynolds Company, Inc., Tranche 2
10.3425% due 10/01/2013 (b)	1,125,000	1,012,500
Reynolds & Reynolds Company, Inc., Tranche 3
10.1775% due 04/01/2014 (b)	625,000	546,875
SunGard Data Systems, Inc., Tranche B1
5.1619% due 01/31/2013 (b)	1,585,899	1,392,118
Web Services
8.00% due 08/04/2014	2,600,000	2,522,000

		7,680,746

Utilities - 0.40%
NRG Energy, Inc.
6.9481% due 02/01/2013 (b)	1,495,647	1,325,517
NRG Energy, Inc., Tranche L
7.11% due 02/01/2013 (b)	732,624	649,288
NSG Holdings
4.28% due 06/15/2014 (b)	176,027	158,864
NSG Holdings, Letter of Credit
4.28% due 06/15/2014 (b)	24,169	21,873

		2,155,542

TOTAL TERM LOANS (Cost $114,746,374)		$103,112,930

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 3.68%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$19,639,682 on 10/01/2008,
collateralized by $19,405,000
Federal Home Loan Mortgage
Corp., 5.40% due 06/04/2012
(valued at $20,032,946, including
interest)	$19,639,000	$19,639,000

TOTAL REPURCHASE AGREEMENTS
(Cost $19,639,000)		$19,639,000

SHORT TERM INVESTMENTS - 0.38%
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	$2,007,692	$2,007,692

TOTAL SHORT TERM INVESTMENTS
(Cost $2,007,692)		$2,007,692

Total Investments (U.S. High Yield Bond Trust)
(Cost $587,224,169) - 98.29%		$524,494,290
Other Assets in Excess of Liabilities - 1.71%		9,107,869

TOTAL NET ASSETS - 100.00%		$533,602,159

U.S. Large Cap Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.71%

Basic Materials - 3.38%
Allegheny Technologies, Inc.	153,000	$4,521,150
Barrick Gold Corp.	199,300	7,322,282
Cliffs Natural Resources, Inc.	28,400	1,503,496
Monsanto Company	45,700	4,523,386
Nucor Corp.	49,700	1,963,150
Potash Corp. of Saskatchewan, Inc.	37,500	4,950,375

		24,783,839
Communications - 13.49%
American Tower Corp., Class A *	128,200	4,611,354
AT&T, Inc.	237,900	6,642,168
CBS Corp., Class B	149,700	2,182,626
Ciena Corp. *	37,500	378,000
Cisco Systems, Inc. *	577,600	13,030,656
Comcast Corp., Class A	111,900	2,196,597
Corning, Inc.	62,900	983,756
eBay, Inc. *	174,700	3,909,786
Gannett Company, Inc. (a)	165,400	2,796,914
Google, Inc., Class A *	51,506	20,629,183
Level 3 Communications, Inc. * (a)	986,100	2,662,470
Monster Worldwide, Inc. *	136,900	2,041,179
Omnicom Group, Inc.	96,900	3,736,464
Polycom, Inc. *	139,500	3,226,635
QUALCOMM, Inc.	199,800	8,585,406
Time Warner Cable, Inc. *	112,800	2,729,760
Time Warner, Inc.	138,700	1,818,357
TW Telecom, Inc. *	376,300	3,909,757
Viacom, Inc., Class B *	71,250	1,769,850

The accompanying notes are an integral part of the financial statements.
426

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
Walt Disney Company	247,400	$7,592,706
Yahoo!, Inc. *	189,900	3,285,270

		98,718,894
Consumer, Cyclical - 9.34%
Best Buy Company, Inc.	230,500	8,643,750
Carnival Corp.	57,000	2,014,950
Coach, Inc. *	38,900	974,056
Costco Wholesale Corp.	21,400	1,389,502
Ford Motor Company *	547,300	2,845,960
General Motors Corp.	95,700	904,365
Hanesbrands, Inc. *	145,149	3,156,991
Home Depot, Inc.	126,500	3,275,085
Honda Motor Company, Ltd., ADR	99,100	2,983,901
Johnson Controls, Inc.	127,400	3,864,042
Las Vegas Sands Corp. * (a)	57,000	2,058,270
Lowe's Companies, Inc.	134,000	3,174,460
Nordstrom, Inc.	200,800	5,787,056
Phillips-Van Heusen Corp.	46,900	1,777,979
Southwest Airlines Company	255,000	3,700,050
Target Corp.	326,600	16,019,730
Urban Outfitters, Inc. *	97,200	3,097,764
Walgreen Company	52,500	1,625,400
Wynn Resorts, Ltd. *	13,000	1,061,320

		68,354,631
Consumer, Non-cyclical - 27.04%
Abbott Laboratories	168,900	9,725,262
Allergan, Inc.	116,200	5,984,300
Altria Group, Inc.	254,100	5,041,344
Apollo Group, Inc., Class A *	8,300	492,190
AstraZeneca PLC, SADR	194,400	8,530,272
Baxter International, Inc.	260,600	17,103,178
BioMarin Pharmaceutical, Inc. *	58,200	1,541,718
Bristol-Myers Squibb Company	141,800	2,956,530
Campbell Soup Company	45,800	1,767,880
Cardinal Health, Inc.	32,100	1,581,888
Celgene Corp. *	149,018	9,429,859
DaVita, Inc. *	98,250	5,601,232
Estee Lauder Companies, Inc., Class A	46,300	2,310,833
Forest Laboratories, Inc. *	141,800	4,010,104
Genentech, Inc. *	239,600	21,247,728
General Mills, Inc.	25,900	1,779,848
Gilead Sciences, Inc. *	55,400	2,525,132
Health Net, Inc. *	62,400	1,472,640
ImClone Systems, Inc. *	127,500	7,961,100
Jarden Corp. *	50,000	1,172,500
Kimberly-Clark Corp.	26,200	1,698,808
Kraft Foods, Inc., Class A	333,804	10,932,081
Medtronic, Inc.	146,300	7,329,630
Paychex, Inc.	150,000	4,954,500
PepsiCo, Inc.	197,000	14,040,190
Pfizer, Inc.	260,500	4,803,620
Philip Morris International, Inc.	171,900	8,268,390
Sanofi-Aventis, ADR	103,300	3,395,471
Sara Lee Corp.	643,800	8,131,194
Schering-Plough Corp.	13,800	254,886

U.S. Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Sepracor, Inc. *	124,600	$2,281,426
Teva Pharmaceutical Industries, Ltd., SADR	51,900	2,376,501
The Coca-Cola Company	73,300	3,876,104
Unilever NV	120,500	3,393,280
UnitedHealth Group, Inc.	243,500	6,182,465
Visa, Inc.	26,000	1,596,140
Wyeth	59,400	2,194,236

		197,944,460
Energy - 7.10%
Anadarko Petroleum Corp.	43,000	2,085,930
Baker Hughes, Inc.	47,500	2,875,650
BJ Services Company	99,900	1,911,087
Chevron Corp.	73,448	6,057,991
ConocoPhillips	84,100	6,160,325
EOG Resources, Inc.	32,100	2,871,666
Exxon Mobil Corp.	64,300	4,993,538
Marathon Oil Corp.	231,200	9,217,944
Royal Dutch Shell PLC, ADR, Class B	26,342	1,503,865
Royal Dutch Shell PLC, ADR	51,500	3,039,015
Schlumberger, Ltd.	107,000	8,355,630
Weatherford International, Ltd. *	116,300	2,923,782

		51,996,423
Financial - 14.82%
ACE, Ltd.	11,300	611,669
Aetna, Inc.	43,000	1,552,730
AFLAC, Inc.	75,900	4,459,125
Ambac Financial Group, Inc.	187,100	435,943
Astoria Financial Corp.	67,500	1,399,275
Bank of America Corp.	28,400	994,000
Berkshire Hathaway, Inc., Class A *	24	3,134,400
Capital One Financial Corp.	32,900	1,677,900
Douglas Emmett, Inc., REIT	68,000	1,568,760
Fifth Third Bancorp	79,800	949,620
Goldman Sachs Group, Inc.	137,300	17,574,400
Hudson City Bancorp, Inc.	439,400	8,106,930
JPMorgan Chase & Company	674,692	31,508,116
Progressive Corp.	199,800	3,476,520
SunTrust Banks, Inc.	36,500	1,642,135
Wells Fargo & Company	646,200	24,251,886
XL Capital, Ltd., Class A	287,000	5,148,780

		108,492,189
Industrial - 10.96%
Cooper Industries, Ltd., Class A	42,300	1,689,885
Danaher Corp.	41,200	2,859,280
Emerson Electric Company	66,800	2,724,772
Energizer Holdings, Inc. *	37,400	3,012,570
FedEx Corp.	52,800	4,173,312
Flextronics International, Ltd. *	246,500	1,745,220
Fluor Corp.	87,800	4,890,460
General Electric Company	631,000	16,090,500
Illinois Tool Works, Inc.	128,200	5,698,490
Jabil Circuit, Inc.	409,700	3,908,538
KLA-Tencor Corp.	213,500	6,757,275
Leggett & Platt, Inc.	60,500	1,318,295
Tyco International, Ltd.	36,500	1,278,230

The accompanying notes are an integral part of the financial statements.
427

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
United Parcel Service, Inc., Class B	267,600	$16,829,364
United Technologies Corp.	96,800	5,813,808
Vulcan Materials Company	18,900	1,408,050

		80,198,049
Technology - 10.30%
Adobe Systems, Inc. *	103,400	4,081,198
Agilent Technologies, Inc. *	145,800	4,324,428
Altera Corp.	111,200	2,299,616
Apple, Inc. *	52,700	5,989,882
Applied Materials, Inc.	647,100	9,790,623
Brocade Communications Systems, Inc. *	664,400	3,866,808
Cerner Corp. *	73,300	3,272,112
Cognizant Technology Solutions Corp.,
Class A *	86,900	1,983,927
Dell, Inc. *	244,300	4,026,064
Intel Corp.	100,100	1,874,873
International Business Machines Corp.	22,000	2,573,120
Lam Research Corp. *	47,400	1,492,626
Microchip Technology, Inc.	46,700	1,374,381
Micron Technology, Inc. * (a)	496,700	2,011,635
Microsoft Corp.	369,891	9,872,391
NetApp, Inc. *	128,700	2,346,201
Oracle Corp. *	65,000	1,320,150
SanDisk Corp. *	389,700	7,618,635
Seagate Technology	113,400	1,374,408
Sun Microsystems, Inc. *	155,600	1,182,560
VeriFone Holdings, Inc. *	163,200	2,699,328

		75,374,966
Utilities - 1.28%
AES Corp. *	93,000	1,087,170
American Water Works Company, Inc.	112,800	2,425,200
CMS Energy Corp.	109,800	1,369,206
Edison International	72,600	2,896,740
Pinnacle West Capital Corp.	46,700	1,606,947

		9,385,263

TOTAL COMMON STOCKS (Cost $800,987,102)		$715,248,714

PREFERRED STOCKS - 0.36%

Consumer, Non-cyclical - 0.20%
Schering-Plough Corp., 6.00%	8,600	1,448,894

Financial - 0.16%
Fifth Third Bancorp, Series G, 8.50%	8,500	883,915
SLM Corp., Series C, 7.25%	550	318,479

		1,202,394

TOTAL PREFERRED STOCKS (Cost $3,551,875)		$2,651,288

CONVERTIBLE BONDS - 0.18%

Consumer, Cyclical - 0.18%
Ford Motor Company
4.25% due 12/15/2036	2,282,000	1,347,749

TOTAL CONVERTIBLE BONDS (Cost $2,296,183)		$1,347,749

U.S. Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 1.05%
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	$7,679,785	$7,679,785

TOTAL SHORT TERM INVESTMENTS
(Cost $7,679,785)		$7,679,785

REPURCHASE AGREEMENTS - 1.08%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$7,880,274 on 10/1/2008,
collateralized by $7,990,000
Federal Home Loan Bank, 2.275%
due 04/24/2009 (valued at
$8,039,938, including interest)	$7,880,000	$7,880,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,880,000)		$7,880,000

Total Investments (U.S. Large Cap Trust)
(Cost $822,394,945) - 100.38%		$734,807,536
Liabilities in Excess of Other Assets - (0.38)%		(2,818,143)

TOTAL NET ASSETS - 100.00%		$731,989,393

U.S. Multi Sector Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.95%

Basic Materials - 2.32%
Air Products & Chemicals, Inc.	6,600	$452,034
Biogen Idec, Inc. *	18,500	930,365
Dow Chemical Company	10,600	336,868
Eli Lilly & Company	288,500	12,702,655
FMC Corp.	3,300	169,587
Freeport-McMoRan Copper & Gold, Inc.,
Class B	1,000	56,850
Monsanto Company	44,240	4,378,875
Nucor Corp.	19,600	774,200
Praxair, Inc.	11,400	817,836
Reliance Steel & Aluminum Company	2,700	102,519
Sherwin-Williams Company	2,100	120,036
Sigma-Aldrich Corp.	4,900	256,858

		21,098,683
Communications - 8.19%
Akamai Technologies, Inc. *	4,300	74,992
Amazon.com, Inc. *	10,000	727,600
AT&T, Inc.	202,805	5,662,316
CenturyTel, Inc.	4,600	168,590
Cisco Systems, Inc. *	705,800	15,922,848
DIRECTV Group, Inc. *	6,800	177,956
eBay, Inc. *	350,300	7,839,714
Gannett Company, Inc.	21,400	361,874
Google, Inc., Class A *	23,710	9,496,329
Juniper Networks, Inc. *	14,300	301,301
Priceline.com, Inc. *	900	61,587
QUALCOMM, Inc.	624,800	26,847,656
Sprint Nextel Corp.	10,200	62,220

The accompanying notes are an integral part of the financial statements.
428

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
VeriSign, Inc. *	9,200	$239,936
Verizon Communications, Inc.	199,700	6,408,373

		74,353,292
Consumer, Cyclical - 11.71%
Abercrombie & Fitch Company, Class A	9,900	390,555
Advance Auto Parts, Inc.	2,100	83,286
American Eagle Outfitters, Inc.	10,100	154,025
AutoNation, Inc. *	6,700	75,308
AutoZone, Inc. *	5,400	666,036
Bed Bath & Beyond, Inc. *	32,800	1,030,248
Best Buy Company, Inc.	11,300	423,750
Carnival Corp.	6,300	222,705
Centex Corp.	6,200	100,440
Coach, Inc. *	21,600	540,864
Copart, Inc. *	2,100	79,800
Costco Wholesale Corp.	17,400	1,129,782
D.R. Horton, Inc.	7,500	97,650
Dollar Tree, Inc. *	11,700	425,412
Family Dollar Stores, Inc.	13,900	329,430
Fastenal Company	5,200	256,828
GameStop Corp., Class A *	5,300	181,313
General Motors Corp.	13,400	126,630
Harley-Davidson, Inc.	15,100	563,230
Home Depot, Inc.	654,800	16,952,772
J.C. Penney Company, Inc.	2,700	90,018
Johnson Controls, Inc.	16,300	494,379
Kohl's Corp. *	20,000	921,600
Lennar Corp., Class A	6,100	92,659
Liz Claiborne, Inc.	24,200	397,606
Lowe's Companies, Inc.	227,800	5,396,582
McDonald's Corp.	41,500	2,560,550
NIKE, Inc., Class B	11,800	789,420
PACCAR, Inc.	16,025	611,995
Ross Stores, Inc.	2,300	84,663
Sears Holdings Corp. * (a)	1,200	112,200
Staples, Inc.	64,400	1,449,000
Starbucks Corp. *	7,200	107,064
Target Corp.	56,000	2,746,800
The Gap, Inc.	17,200	305,816
The TJX Companies, Inc.	17,800	543,256
Urban Outfitters, Inc. *	5,300	168,911
Walgreen Company	232,600	7,201,296
Wal-Mart Stores, Inc.	969,300	58,051,377
Yum! Brands, Inc.	12,700	414,147

		106,369,403
Consumer, Non-cyclical - 40.51%
Abbott Laboratories	171,400	9,869,212
Altria Group, Inc.	423,600	8,404,224
AmerisourceBergen Corp.	22,800	858,420
Amgen, Inc. *	110,000	6,519,700
Anheuser-Busch Companies, Inc.	16,900	1,096,472
Apollo Group, Inc., Class A *	12,500	741,250
Archer-Daniels-Midland Company	28,900	633,199
Avon Products, Inc.	44,300	1,841,551
Baxter International, Inc.	4,600	301,898

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Becton, Dickinson & Company	4,300	$345,118
BioMarin Pharmaceutical, Inc. *	3,100	82,119
Bristol-Myers Squibb Company	32,300	673,455
C.R. Bard, Inc.	3,000	284,610
Campbell Soup Company	9,000	347,400
Cardinal Health, Inc.	21,600	1,064,448
Clorox Company	12,200	764,818
Colgate-Palmolive Company	101,400	7,640,490
Covance, Inc. *	2,300	203,343
Coventry Health Care, Inc. *	72,700	2,366,385
Covidien, Ltd.	2,300	123,648
Estee Lauder Companies, Inc., Class A	29,200	1,457,372
Express Scripts, Inc. *	44,300	3,270,226
Forest Laboratories, Inc. *	82,900	2,344,412
Genentech, Inc. *	7,000	620,760
General Mills, Inc.	23,500	1,614,920
Genzyme Corp. *	5,600	452,984
Gilead Sciences, Inc. *	125,500	5,720,290
H.J. Heinz Company	9,300	464,721
Hansen Natural Corp. *	3,400	102,850
Illumina, Inc. *	4,200	170,226
Intuitive Surgical, Inc. *	2,800	674,744
Invitrogen Corp. *	3,600	136,080
ITT Educational Services, Inc. *	5,500	445,005
Johnson & Johnson	768,700	53,255,536
Kellogg Company	25,600	1,436,160
Kimberly-Clark Corp.	81,100	5,258,524
Kraft Foods, Inc., Class A	58,076	1,901,989
Manpower, Inc.	2,700	116,532
McKesson Corp.	74,900	4,030,369
Medco Health Solutions, Inc. *	21,300	958,500
Medtronic, Inc.	145,300	7,279,530
Merck & Company, Inc.	198,200	6,255,192
PepsiCo, Inc.	523,000	37,274,210
Pfizer, Inc.	2,657,400	49,002,456
Philip Morris International, Inc.	251,500	12,097,150
Procter & Gamble Company	416,200	29,004,978
Quest Diagnostics, Inc.	4,000	206,680
Stryker Corp.	46,100	2,872,030
SUPERVALU, Inc.	10,279	223,054
The Coca-Cola Company	788,400	41,690,592
The Kroger Company	13,000	357,240
Tyson Foods, Inc., Class A	14,700	175,518
UnitedHealth Group, Inc.	919,200	23,338,488
UST, Inc.	30,100	2,002,854
Varian Medical Systems, Inc. *	4,900	279,937
WellPoint, Inc. *	132,600	6,201,702
Western Union Company	28,100	693,227
William Wrigley, Jr. Company	21,100	1,675,340
Wyeth	229,900	8,492,506
Zimmer Holdings, Inc. *	157,800	10,187,568

		367,904,212
Diversified - 0.05%
Leucadia National Corp.	9,300	422,592

The accompanying notes are an integral part of the financial statements.
429

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy - 15.40%
Anadarko Petroleum Corp.	28,900	$1,401,939
Apache Corp.	31,380	3,272,306
Arch Coal, Inc.	3,700	121,693
Baker Hughes, Inc.	4,300	260,322
BJ Services Company	9,600	183,648
Cabot Oil & Gas Corp.	2,300	83,122
Cameron International Corp. *	11,300	435,502
Chesapeake Energy Corp.	32,500	1,165,450
Chevron Corp.	521,400	43,005,072
Cimarex Energy Company	1,800	88,038
ConocoPhillips	154,900	11,346,425
Denbury Resources, Inc. *	4,800	91,392
Devon Energy Corp.	26,000	2,371,200
Diamond Offshore Drilling, Inc.	5,500	566,830
ENSCO International, Inc.	1,500	86,445
EOG Resources, Inc.	15,390	1,376,790
Exxon Mobil Corp.	728,000	56,536,480
Foundation Coal Holdings, Inc.	1,700	60,486
Frontier Oil Corp.	5,500	101,310
Halliburton Company	21,300	689,907
Helmerich & Payne, Inc.	3,600	155,484
Hess Corp.	19,730	1,619,438
Murphy Oil Corp.	11,500	737,610
Nabors Industries, Ltd. *	13,300	331,436
Newfield Exploration Company *	4,200	134,358
Noble Corp.	7,200	316,080
Noble Energy, Inc.	6,100	339,099
Occidental Petroleum Corp.	82,900	5,840,305
Patterson-UTI Energy, Inc.	3,700	74,074
Peabody Energy Corp.	4,200	189,000
Pioneer Natural Resources Company	3,100	162,068
Plains Exploration & Production Company *	3,500	123,060
Quicksilver Resources, Inc. *	4,200	82,446
Range Resources Corp.	3,200	137,184
Schlumberger, Ltd.	12,830	1,001,895
Smith International, Inc.	8,200	480,848
Southwestern Energy Company *	20,400	623,016
Spectra Energy Corp.	3,700	88,060
Sunoco, Inc.	6,000	213,480
Transocean, Inc. *	14,350	1,576,204
Valero Energy Corp.	39,300	1,190,790
Weatherford International, Ltd. *	23,700	595,818
Whiting Petroleum Corp. *	1,000	71,260
XTO Energy, Inc.	11,725	545,447

		139,872,817
Financial - 3.92%
Aetna, Inc.	9,600	346,656
AFLAC, Inc.	30,000	1,762,500
Allstate Corp.	80,100	3,694,212
American International Group, Inc.	113,500	377,955
Aon Corp.	9,700	436,112
Assurant, Inc.	7,500	412,500
Bank of America Corp.	163,800	5,733,000
BB&T Corp.	24,300	918,540
BlackRock, Inc.	4,230	822,735
Brown & Brown, Inc.	19,700	425,914

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Capital One Financial Corp.	4,400	$224,400
Charles Schwab Corp.	13,300	345,800
Chubb Corp.	82,100	4,507,290
Citigroup, Inc.	261,800	5,369,518
CNA Financial Corp.	3,800	99,712
Comerica, Inc.	8,400	275,436
Federal National Mortgage Association	69,900	106,947
Fifth Third Bancorp	5,300	63,070
First American Corp.	7,900	233,050
Goldman Sachs Group, Inc.	1,300	166,400
Hartford Financial Services Group, Inc.	9,900	405,801
Hudson City Bancorp, Inc.	29,900	551,655
KeyCorp	4,700	56,118
Markel Corp. *	800	281,200
Marsh & McLennan Companies, Inc.	2,900	92,104
Merrill Lynch & Company, Inc.	3,500	88,550
MetLife, Inc.	4,400	246,400
MGIC Investment Corp.	10,400	73,112
Morgan Stanley	4,900	112,700
Nasdaq Stock Market, Inc. *	2,800	85,596
Northern Trust Corp.	2,400	173,280
Old Republic International Corp.	15,325	195,394
Progressive Corp.	38,600	671,640
State Street Corp.	8,200	466,416
SunTrust Banks, Inc.	2,000	89,980
T. Rowe Price Group, Inc.	4,600	247,066
The Travelers Companies, Inc.	55,600	2,513,120
Torchmark Corp.	9,500	568,100
Transatlantic Holdings, Inc.	8,400	456,540
U.S. Bancorp	36,400	1,311,128
Unum Group	13,100	328,810
W.R. Berkley Corp.	4,500	105,975
Wells Fargo & Company	3,800	142,614

		35,585,046
Industrial - 4.64%
3M Company	101,100	6,906,141
AGCO Corp. *	1,500	63,915
Arrow Electronics, Inc. *	2,400	62,928
Avnet, Inc. *	7,500	184,725
Burlington Northern Santa Fe Corp.	11,040	1,020,427
C.H. Robinson Worldwide, Inc.	41,000	2,089,360
CSX Corp.	19,400	1,058,658
Danaher Corp.	56,900	3,948,860
Deere & Company	31,700	1,569,150
Emerson Electric Company	14,800	603,692
Energizer Holdings, Inc. *	7,900	636,345
FedEx Corp.	3,600	284,544
FLIR Systems, Inc. *	5,200	199,784
Flowserve Corp.	2,400	213,048
Fluor Corp.	11,300	629,410
FMC Technologies, Inc. *	3,600	167,580
General Dynamics Corp.	109,600	8,068,752
Jacobs Engineering Group, Inc. *	9,500	515,945
Joy Global, Inc.	3,500	157,990
Lockheed Martin Corp.	1,670	183,149
Manitowoc Company, Inc.	3,100	48,205

The accompanying notes are an integral part of the financial statements.
430

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Masco Corp.	6,400	$114,816
Norfolk Southern Corp.	9,100	602,511
Northrop Grumman Corp.	1,900	115,026
Owens-Illinois, Inc. *	10,400	305,760
Parker-Hannifin Corp.	10,500	556,500
Precision Castparts Corp.	3,200	252,096
Rockwell Collins, Inc.	1,800	86,562
Ryder Systems, Inc.	1,400	86,800
SPX Corp.	1,000	77,000
Textron, Inc.	10,600	310,368
Tyco International, Ltd.	19,575	685,516
Union Pacific Corp.	11,000	782,760
United Parcel Service, Inc., Class B	55,000	3,458,950
United Technologies Corp.	101,100	6,072,066

		42,119,339
Technology - 10.11%
Affiliated Computer Services, Inc., Class A *	5,300	268,339
Apple, Inc. *	26,150	2,972,209
BMC Software, Inc. *	5,600	160,328
Citrix Systems, Inc. *	26,500	669,390
Cognizant Technology Solutions Corp.,
Class A *	5,500	125,565
Dell, Inc. *	128,700	2,120,976
EMC Corp. *	30,900	369,564
Fiserv, Inc. *	36,400	1,722,448
Hewlett-Packard Company	26,900	1,243,856
Intel Corp.	45,200	846,596
International Business Machines Corp.	84,380	9,869,085
Intuit, Inc. *	6,600	208,626
L-3 Communications Holdings, Inc.	25,800	2,536,656
Lexmark International, Inc. *	9,600	312,672
MasterCard, Inc., Class A	5,530	980,635
Microsoft Corp.	1,718,800	45,874,772
Oracle Corp. *	1,001,500	20,340,465
Raytheon Company	6,500	347,815
Salesforce.com, Inc. *	4,100	198,440
SEI Investments Company	14,400	319,680
Total Systems Services, Inc.	6,800	111,520
Western Digital Corp. *	11,200	238,784

		91,838,421
Utilities - 0.10%
Exelon Corp.	4,800	300,576
FirstEnergy Corp.	6,200	415,338
The Southern Company	5,100	192,219

		908,133

TOTAL COMMON STOCKS (Cost $981,722,541)		$880,471,938

SHORT TERM INVESTMENTS - 0.01%
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	$103,235	$103,235

TOTAL SHORT TERM INVESTMENTS
(Cost $103,235)		$103,235

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 3.10%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$28,137,977 on 10/01/2008,
collateralized by $28,525,000
Federal Home Loan Bank, 2.275%
due 04/24/2009 (valued at
$28,703,281, including interest)	$28,137,000	$28,137,000

TOTAL REPURCHASE AGREEMENTS
(Cost $28,137,000)		$28,137,000

Total Investments (U.S. Multi Sector Trust)
(Cost $1,009,962,776) - 100.06%		$908,712,173
Liabilities in Excess of Other Assets - (0.06)%		(500,346)

TOTAL NET ASSETS - 100.00%		$908,211,827

Utilities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.56%

Communications - 31.87%
America Movil SA de CV, Series L, ADR	93,080	$4,315,189
AT&T, Inc.	136,610	3,814,151
Cellcom Israel, Ltd.	114,230	3,433,754
DIRECTV Group, Inc. *	75,400	1,973,218
Embarq Corp.	59,840	2,426,512
Grupo Televisa SA, SADR	89,320	1,953,428
Hutchison Telecommunications
International, Ltd. *	998,000	1,114,514
Koninklijke (Royal) KPN NV	118,390	1,709,781
Megacable Holdings SAB de CV *	455,200	645,142
Mobile Telesystems, SADR	40,010	2,240,960
MTN Group, Ltd.	99,860	1,409,072
NII Holdings, Inc. *	72,470	2,748,062
Philippine Long Distance Telephone
Company, SADR	16,760	944,258
Philippine Long Distance Telephone Company	17,960	1,033,892
Qwest Communications International, Inc. (a)	234,960	758,921
Rogers Communications, Inc., Class B	163,250	5,295,175
Telecom Argentina SA, ADR, B Shares *	55,540	680,365
Telefonica SA	199,570	4,745,288
Telenor ASA	139,050	1,731,513
Telus Corp. - Non Voting Shares	57,950	2,075,146
Tim Participacoes SA *	61,970	1,292,694
Time Warner Cable, Inc. *	153,200	3,707,440
Verizon Communications, Inc.	94,810	3,042,453
Vodafone Group PLC	1,589,960	3,511,315
Windstream Corp.	100,388	1,098,245

		57,700,488
Energy - 17.21%
Devon Energy Corp.	4,900	446,880
EDP Renovaveis SA *	62,448	491,441
El Paso Corp.	344,080	4,390,461
EOG Resources, Inc.	9,300	831,978
Equitable Resources, Inc.	162,560	5,962,701

The accompanying notes are an integral part of the financial statements.
431

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
Halliburton Company	96,000	$3,109,440
National Oilwell Varco, Inc. *	21,900	1,100,037
Noble Corp.	30,410	1,334,999
OAO Gazprom, SADR	2,500	77,375
OAO Gazprom, SADR	25,140	803,384
Questar Corp.	76,351	3,124,283
Spectra Energy Corp.	96,600	2,299,080
Ultra Petroleum Corp. *	18,200	1,007,188
Williams Companies, Inc.	190,651	4,508,896
XTO Energy, Inc.	35,700	1,660,764

		31,148,907
Industrial - 0.32%
Acciona SA	3,760	573,058

Utilities - 45.16%
AES Corp. *	255,950	2,992,055
AES Tiete SA	178,736	1,446,495
Allegheny Energy, Inc.	101,330	3,725,904
American Electric Power Company, Inc.	113,040	4,185,871
CEZ AS	38,680	2,421,245
CMS Energy Corp.	341,400	4,257,258
Constellation Energy Group, Inc.	58,171	1,413,555
Dominion Resources, Inc.	69,240	2,962,087
DPL, Inc.	79,930	1,982,264
Dynegy, Inc., Class A *	425,200	1,522,216
E.ON AG	105,537	5,312,403
Edison International	113,030	4,509,897
Enagas	74,691	1,610,627
Energen Corp.	37,500	1,698,000
Enersis SA, SADR	11,740	191,597
FirstEnergy Corp.	56,830	3,807,042
Fortum Corp. Oyj	17,400	583,931
FPL Group, Inc.	11,300	568,390
Iberdrola Renovables *	134,800	589,008
International Power PLC	356,030	2,303,757
Northeast Utilities	123,470	3,167,006
NRG Energy, Inc. *	257,870	6,382,282
Oesterreichische Elektrizitaets AG, Class A	20,310	1,249,914
PG&E Corp.	79,560	2,979,522
PPL Corp.	81,200	3,006,024
Public Service Enterprise Group, Inc.	120,190	3,941,030
Red Electrica De Espana	45,595	2,321,761
Reliant Energy, Inc. *	171,390	1,259,717
RWE AG	15,600	1,487,251
Scottish & Southern Energy PLC	17,280	439,703
Sempra Energy	87,760	4,429,247
Wisconsin Energy Corp.	2,490	111,801
Xcel Energy, Inc.	144,320	2,884,957

		81,743,817

TOTAL COMMON STOCKS (Cost $210,113,777)		$171,166,270

PREFERRED STOCKS - 3.63%

Communications - 0.08%
Net Servicos de Comunicacao SA (i)	16,822	143,477

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)

Energy - 0.83%
El Paso Corp.	1,460	$1,507,771

Utilities - 2.72%
Eletropaulo Metropolitana de Sao Paulo SA (i)	205,500	2,861,816
NRG Energy, Inc. *	9,320	2,064,231

		4,926,047

TOTAL PREFERRED STOCKS (Cost $7,422,793)		$6,577,295

CONVERTIBLE BONDS - 0.54%

Energy - 0.54%
Peabody Energy Corp.
4.75% due 12/15/2041	1,076,000	983,601

TOTAL CONVERTIBLE BONDS (Cost $1,184,616)		$983,601

SHORT TERM INVESTMENTS - 0.43%
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	$767,111	$767,111

TOTAL SHORT TERM INVESTMENTS
(Cost $767,111)		$767,111

Total Investments (Utilities Trust)
(Cost $219,488,297) - 99.16%		$179,494,277
Other Assets in Excess of Liabilities - 0.84%		1,519,604

TOTAL NET ASSETS - 100.00%		$181,013,881

Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.51%

Basic Materials - 9.10%
Domtar Corp. *	1,571,300	$7,227,980
International Flavors & Fragrances, Inc.	151,844	5,991,764
Valspar Corp.	388,640	8,662,786

		21,882,530
Consumer, Cyclical - 10.60%
Autoliv, Inc.	144,700	4,883,625
Harley-Davidson, Inc.	139,599	5,207,043
Macy's, Inc.	289,200	5,199,816
Newell Rubbermaid, Inc.	403,440	6,963,374
O'Reilly Automotive, Inc. *	120,700	3,231,139

		25,484,997
Consumer, Non-cyclical - 21.59%
Apollo Group, Inc., Class A *	42,004	2,490,837
Avery Dennison Corp.	155,600	6,921,088
Beckman Coulter, Inc.	110,130	7,818,129
Brookdale Senior Living, Inc.	223,100	4,905,969
ConAgra Foods, Inc.	339,520	6,607,059
Estee Lauder Companies, Inc., Class A	184,290	9,197,914
Health Management Associates, Inc., Class A *	961,400	3,999,424
Healthsouth Corp. *	539,944	9,951,168

		51,891,588

The accompanying notes are an integral part of the financial statements.
432

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy - 3.06%
El Paso Corp.	273,070	$3,484,373
Hess Corp.	47,180	3,872,534

		7,356,907
Financial - 21.82%
ACE, Ltd.	163,843	8,868,822
Aspen Insurance Holdings, Ltd.	256,356	7,049,790
CapitalSource, Inc.	520,700	6,404,610
CIT Group, Inc.	695,700	4,842,072
Invesco, Ltd.	311,046	6,525,745
KeyCorp	229,800	2,743,812
Marsh & McLennan Companies, Inc.	314,511	9,988,869
Northern Trust Corp.	83,439	6,024,296

		52,448,016
Industrial - 11.25%
Flextronics International, Ltd. *	797,031	5,642,980
Goodrich Corp.	110,590	4,600,544
Pentair, Inc.	281,460	9,730,072
Zebra Technologies Corp., Class A *	253,600	7,062,760

		27,036,356
Technology - 10.11%
Diebold, Inc.	246,070	8,147,378
Perot Systems Corp., Class A *	518,780	9,000,833
Pitney Bowes, Inc.	214,770	7,143,250

		24,291,461
Utilities - 8.98%
American Electric Power Company, Inc.	136,290	5,046,819
DPL, Inc.	146,470	3,632,456
NRG Energy, Inc. *	202,000	4,999,500
Wisconsin Energy Corp.	175,770	7,892,073

		21,570,848

TOTAL COMMON STOCKS (Cost $256,834,523)		$231,962,703

Total Investments (Value Trust)
(Cost $256,834,523) - 96.51%		$231,962,703
Other Assets in Excess of Liabilities - 3.49%		8,392,739

TOTAL NET ASSETS - 100.00%		$240,355,442

Value & Restructuring Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.93%

Basic Materials - 8.87%
Celanese Corp., Series A	256,766	$7,166,339
Companhia Vale Do Rio Doce, ADR *	213,284	4,084,389
Freeport-McMoRan Copper & Gold, Inc.,
Class B	96,743	5,499,840
Grupo Mexico SA	2,573,040	2,705,615
Lanxess AG	123,099	3,390,162
PPG Industries, Inc.	115,821	6,754,681
Schnitzer Steel Industries, Inc.	111,484	4,374,632
Smurfit-Stone Container Corp. *	289,379	1,360,081

Value & Restructuring Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Basic Materials (continued)
Southern Copper Corp.	306,134	$5,841,037

		41,176,776
Communications - 9.95%
America Movil SA de CV, Series L, ADR	294,392	13,648,013
CBS Corp., Class B	191,421	2,790,918
CommScope, Inc. * (a)	151,207	5,237,811
DataPath, Inc. * (g)	78,000	117,000
DISH Network Corp. *	120,885	2,538,585
Harris Corp.	290,657	13,428,353
Nokia Oyj, SADR	283,068	5,279,218
Windstream Corp.	286,600	3,135,404

		46,175,302
Consumer, Cyclical - 4.08%
Centex Corp.	170,084	2,755,361
Copa Holdings SA, Class A	140,641	4,570,832
Gol-Linhas Aereas Inteligentes SA (a)	171,374	1,113,931
Newell Rubbermaid, Inc.	243,392	4,200,946
The TJX Companies, Inc.	207,228	6,324,599

		18,965,669
Consumer, Non-cyclical - 11.77%
AerCap Holdings NV *	320,892	3,404,664
AmerisourceBergen Corp.	140,738	5,298,786
Avon Products, Inc.	186,073	7,735,055
Baxter International, Inc.	114,609	7,521,789
Bristol-Myers Squibb Company	229,804	4,791,413
Dean Foods Company *	201,729	4,712,389
Lorillard, Inc.	231,247	16,453,224
RSC Holdings, Inc. *	233,972	2,657,922
United Rentals, Inc. *	134,935	2,056,409

		54,631,651
Energy - 22.36%
Alpha Natural Resources, Inc. * (a)	191,661	9,857,125
Anadarko Petroleum Corp.	129,860	6,299,509
ConocoPhillips	153,018	11,208,568
CONSOL Energy, Inc.	231,249	10,612,017
Devon Energy Corp.	128,412	11,711,174
El Paso Corp.	344,072	4,390,359
Foundation Coal Holdings, Inc.	102,621	3,651,255
Hercules Offshore, Inc. *	227,246	3,445,049
Murphy Oil Corp.	79,946	5,127,736
Noble Energy, Inc.	111,307	6,187,556
PetroHawk Energy Corp. *	258,950	5,601,089
Petroleo Brasileiro SA, ADR	398,441	17,511,482
Petroplus Holdings AG *	68,937	2,637,017
Rosetta Resources, Inc. * (g)	76,885	1,411,609
Rosetta Resources, Inc. *	30,321	556,694
W&T Offshore, Inc.	133,093	3,632,108

		103,840,347
Financial - 15.71%
ACE, Ltd.	211,121	11,427,980
Apollo Investment Corp.	206,131	3,514,533
Castlepoint Holdings, Ltd. * (g)	68,288	760,045
Castlepoint Holdings, Ltd.	65,203	725,709
CIT Group, Inc.	184,057	1,281,037

The accompanying notes are an integral part of the financial statements.
433

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Value & Restructuring Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
DiamondRock Hospitality Company, REIT	305,597	$2,780,933
Genworth Financial, Inc., Class A	196,959	1,695,817
Goldman Sachs Group, Inc.	53,000	6,784,000
Host Hotels & Resorts, Inc., REIT	194,100	2,579,589
Invesco, Ltd.	332,763	6,981,368
JHSF Participacoes SA	38,034	65,958
JPMorgan Chase & Company	170,848	7,978,602
Loews Corp.	112,761	4,452,932
MetLife, Inc.	156,359	8,756,104
Morgan Stanley	206,954	4,759,942
PNC Financial Services Group, Inc.	104,709	7,821,762
Primus Guaranty, Ltd. *	180,300	472,386
Vintage Wine Trust, Inc. (g)	82,385	82,385

		72,921,082
Industrial - 17.35%
Aecom Technology Corp. *	133,956	3,273,885
AGCO Corp. *	188,069	8,013,620
Arlington Tankers, Ltd.	62,185	956,405
Black & Decker Corp.	165,884	10,077,453
Eaton Corp.	96,697	5,432,438
Empresa Brasileira de Aeronautica SA, ADR	191,670	5,177,007
Leggett & Platt, Inc. (a)	242,084	5,275,010
Omega Navigation Enterprises, Inc.	30,620	399,897
Rockwell Automation, Inc.	123,580	4,614,477
Ryder Systems, Inc.	111,422	6,908,164
Sterlite Industries India, Ltd.	298,873	2,692,846
Tyco International, Ltd.	179,853	6,298,452
Union Pacific Corp.	201,740	14,355,818
United Technologies Corp.	118,115	7,093,987

		80,569,459
Technology - 2.40%
International Business Machines Corp.	95,317	11,148,276

Utilities - 1.44%
Enel SpA	221,801	1,851,524
Entergy Corp.	54,502	4,851,223

		6,702,747

TOTAL COMMON STOCKS (Cost $474,001,315)		$436,131,309

PREFERRED STOCKS - 0.95%

Basic Materials - 0.32%
Celanese Corp., 4.25%	41,995	1,478,224

Financial - 0.63%
American International Group, Inc., 8.50%	95,000	816,050
CIT Group, Inc., 7.75%	239,661	2,097,035

		2,913,085

TOTAL PREFERRED STOCKS (Cost $12,282,030)		$4,391,309

SHORT TERM INVESTMENTS - 4.19%
John Hancock Cash
Investment Trust, 2.6453% (c)(f)	$19,445,924	$19,445,924

TOTAL SHORT TERM INVESTMENTS
(Cost $19,445,924)		$19,445,924

Value & Restructuring Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 8.18%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$37,990,319 on 10/1/2008,
collateralized by $38,645,000
Federal Home Loan Mortgage
Corp., 4.15% due 01/29/2013
(valued at $38,751,660, including
interest)	$37,989,000	$37,989,000

TOTAL REPURCHASE AGREEMENTS
(Cost $37,989,000)		$37,989,000

Total Investments (Value & Restructuring Trust)
(Cost $543,718,269) - 107.25%		$497,957,542
Liabilities in Excess of Other Assets - (7.25)%		(33,664,729)

TOTAL NET ASSETS - 100.00%		$464,292,813

Vista Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.43%

Basic Materials - 5.46%
Cliffs Natural Resources, Inc.	4,900	$259,406
FMC Corp.	5,200	267,228
Intrepid Potash, Inc. *	5,504	165,891
Monsanto Company	13,000	1,286,740
Syngenta AG	4,597	969,433
Temple-Inland, Inc.	28,400	433,384

		3,382,082
Communications - 7.30%
McAfee, Inc. *	13,900	472,044
Netease.com, Inc., ADR *	21,300	485,640
NII Holdings, Inc. *	27,000	1,023,840
SBA Communications Corp. *	60,258	1,558,875
Sohu.com, Inc. *	8,800	490,600
Symantec Corp. *	25,200	493,416

		4,524,415
Consumer, Cyclical - 18.04%
Advance Auto Parts, Inc.	8,100	321,246
AMR Corp. *	13,200	129,624
Big Lots, Inc. *	22,200	617,826
Central European Distribution Corp. *	7,037	319,550
Children's Place Retail Stores, Inc. *	22,600	753,710
Collective Brands, Inc. *	19,900	364,369
Continental Airlines, Inc., Class B *	5,400	90,072
Delta Air Lines, Inc. *	17,700	131,865
Dollar Tree, Inc. *	40,200	1,461,672
Foot Locker, Inc.	21,100	340,976
GameStop Corp., Class A *	8,800	301,048
Hibbett Sports, Inc. *	7,100	142,142
Jones Apparel Group, Inc.	19,500	360,945
KB Home	5,700	112,176
Meritage Homes Corp. *	9,800	242,060
Northwest Airlines Corp. *	14,900	134,547
NVR, Inc. *	400	228,800

The accompanying notes are an integral part of the financial statements.
434

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Vista Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Panera Bread Company, Class A *	13,600	$692,240
PetSmart, Inc.	12,700	313,817
Pulte Homes, Inc.	8,000	111,760
Ross Stores, Inc.	36,611	1,347,651
The TJX Companies, Inc.	31,600	964,432
Toll Brothers, Inc. *	10,000	252,300
UAL Corp. *	4,700	41,313
Under Armour, Inc., Class A *	5,000	158,800
Urban Outfitters, Inc. *	18,800	599,156
W.W. Grainger, Inc.	3,700	321,789
Warnaco Group, Inc. *	7,100	321,559

		11,177,445
Consumer, Non-cyclical - 27.97%
Alexion Pharmaceuticals, Inc. *	8,000	314,400
Cephalon, Inc. *	4,700	364,203
Chattem, Inc. *	6,700	523,806
Corinthian Colleges, Inc. *	28,200	423,000
Covidien, Ltd.	24,200	1,300,992
CSL, Ltd.	15,200	460,483
Dean Foods Company *	14,200	331,712
DeVry, Inc.	7,300	361,642
Edwards Lifesciences Corp. *	8,200	473,632
Express Scripts, Inc. *	20,000	1,476,400
FTI Consulting, Inc. *	9,800	707,952
H.J. Heinz Company	25,700	1,284,229
ITT Educational Services, Inc. *	12,400	1,003,284
Kellogg Company	5,700	319,770
Medco Health Solutions, Inc. *	31,200	1,404,000
Omnicare, Inc.	31,200	897,624
Parexel International Corp. *	21,700	621,922
Perrigo Company	28,000	1,076,880
Pharmaceutical Product Development, Inc.	7,900	326,665
Quanta Services, Inc. *	61,333	1,656,604
Ralcorp Holdings, Inc. *	5,200	350,532
St. Jude Medical, Inc. *	7,400	321,826
Strayer Education, Inc.	1,700	340,442
TreeHouse Foods, Inc. *	1,099	32,640
Varian Medical Systems, Inc. *	16,700	954,071

		17,328,711
Energy - 7.65%
Alpha Natural Resources, Inc. *	5,900	303,437
Continental Resources, Inc. *	7,000	274,610
Dresser-Rand Group, Inc. *	14,400	453,168
Helmerich & Payne, Inc.	6,800	293,692
JA Solar Holdings Company, Ltd. *	13,400	141,772
LDK Solar Company, Ltd., ADR *	13,100	393,262
PetroHawk Energy Corp. *	39,207	848,047
Smith International, Inc.	13,100	768,184
Southwestern Energy Company *	10,100	308,454
Weatherford International, Ltd. *	27,300	686,322
Whiting Petroleum Corp. *	3,800	270,788

		4,741,736
Financial - 4.70%
Aon Corp.	6,900	310,224
BlackRock, Inc.	1,600	311,200

Vista Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Hancock Holding Company	2,900	$147,900
Hudson City Bancorp, Inc.	45,400	837,630
Lazard, Ltd., Class A	7,600	324,976
Marsh & McLennan Companies, Inc.	9,900	314,424
Raymond James Financial, Inc.	10,700	352,886
Stifel Financial Corp. *	1,300	64,870
TCF Financial Corp.	13,645	245,610

		2,909,720
Funds - 2.87%
Midcap SPDR Trust, Series 1	13,500	1,779,300

Industrial - 14.61%
Amphenol Corp., Class A	11,800	473,652
Bucyrus International, Inc., Class A	7,000	312,760
Crown Holdings, Inc. *	37,600	835,096
CSX Corp.	11,900	649,383
Energy Conversion Devices, Inc. *	9,500	553,375
Flowserve Corp.	13,000	1,154,010
J.B. Hunt Transport Services, Inc.	9,600	320,352
Kansas City Southern *	14,400	638,784
Norfolk Southern Corp.	7,700	509,817
Thermo Fisher Scientific, Inc. *	35,800	1,969,000
Union Pacific Corp.	11,100	789,876
Vestas Wind Systems AS *	5,900	514,980
Waste Connections, Inc. *	9,672	331,750

		9,052,835
Technology - 6.83%
Activision Blizzard, Inc. *	95,100	1,467,393
Altera Corp.	24,200	500,456
Broadcom Corp., Class A *	9,200	171,396
First Solar, Inc. *	2,400	453,384
MasterCard, Inc., Class A	1,000	177,330
Microsemi Corp. *	26,244	668,697
PMC-Sierra, Inc. *	68,800	510,496
VeriFone Holdings, Inc. *	17,200	284,488

		4,233,640

TOTAL COMMON STOCKS (Cost $63,679,778)		$59,129,884

REPURCHASE AGREEMENTS - 3.67%
Repurchase Agreement with State
Street Corp. dated 09/30/2008 at
1.25% to be repurchased at
$2,274,079 on 10/01/2008,
collateralized by $2,250,000
Federal Home Loan Mortgage
Corp., 5.40% due 06/04/2012
(valued at $2,322,810, including
interest)	$2,274,000	$2,274,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,274,000)		$2,274,000

Total Investments (Vista Trust)
(Cost $65,953,778) - 99.10%		$61,403,884
Other Assets in Excess of Liabilities - 0.90%		560,353

TOTAL NET ASSETS - 100.00%		$61,964,237

The accompanying notes are an integral part of the financial statements.
435

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Footnotes
Percentages are stated as a percent of net assets.

Key to Currency Abbreviations
ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar

COP	- Colombian Peso

DKK	- Danish Krone
EGP	- Egyptian Pound
EUR	- Euro
GBP	- British Pound

HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah

JPY	- Japanese Yen

MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NGN	- Nigerian Naira
NZD	- New Zealand Dollar

PLN	- Polish Zloty
RUB	- Russian Ruble
SEK	- Swedish Krona

TRY	- Turkish Lira

ZAR	- South African Rand

Key to Security Abbreviations and Legend
ADR	- American Depositary Receipts

BKNT	- Bank Note
CDO	- Collateralized Debt Obligation

EMTN	- European Medium Term Note

GDR	- Global Depositary Receipts
GMTN	- Global Medium Term Note

IO	- Interest Only (Carries notional principal amount)
MTN	- Medium Term Note

PIK	- Paid In Kind
PO	- Principal Only
REIT	- Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit

SADR	- Sponsored American Depositary Receipts
SPDR	- Standard & Poor's Depositary Receipts
TBA	- To Be Announced

^	Non-Income Producing, issuer is in bankruptcy and is in default of interest payments
*	Non-Income Producing
(a)	All or a portion of this security was out on loan
(b)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(c)	The investment is an affiliate of the fund, the adviser and/or the subadviser.
(d)	Principal amount of security is adjusted for inflation.
(e)	Security Fair Valued on September 30, 2008
(f)	John Hancock Cash Investment Trust is managed by MFC Global
Investment Management (U.S.), LLC. The rate shown is the seven-day effective yield at period end.
(g)	144A: Security exempt from registration under Rule 144A of the Securities
Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i)	Variable Rate Preferred
(j)	The underlying fund's subadviser.
(k)	The subadviser is an affiliate of the adviser.
**	Purchased on a forward commitment

****	At September 30, 2008, all or a portion of this security was segregated at broker to cover margin requirements for open futures contracts.

The accompanying notes are an integral part of the financial statements.
436

Notes to the Schedule of Investments (Unaudited)

Security Valuation The net asset value of the common shares of each Portfolio is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Investments in underlying Funds of the JHT American Portfolios, Franklin Templeton Founding Allocation, Index Allocation and Lifestyle Portfolios are valued at their respective net asset values each business day and securities in the underlying Portfolios are valued in accordance with their respective valuation policies, as outlined in the underlying Portfolios’ financial statements. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of the John Hancock Advisers, LLC (JHA), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of MFC, are valued at their net asset value each business day. Listed options, if no closing price is available, are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by management using an independent source at the mean between the last bid and ask prices. Swaps are generally valued at an evaluated bid as reported by management using an independent pricing service. All other securities held by the Portfolios and by the underlying affiliated Portfolios are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities sold short are valued at the closing asking price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional -size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Portfolio’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Portfolio is calculating the net asset value. In view of these factors, it is likely that Portfolios investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Portfolios investing significant amounts of assets in frequently traded, U.S. exchange -listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to Portfolios that invest in securities in foreign markets that close prior to the NYSE, the Portfolios will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which Portfolios have significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for all Portfolios that invest in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value of such Portfolios will be recommended to the Trust’s Pricing Committee where applicable.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Certain Portfolios of the Trust may invest a portion of their assets in securities of issuers that hold mortgage securities including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Portfolios adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 – Quoted prices in active markets for identical securities

• Level 2 – Prices determined using other significant observable inputs. Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly through corroboration with observable market data. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

• Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Portfolios' own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables are a summary of the inputs used to value the Portfolios’ net assets as of September 30, 2008 and a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

500 Index
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$1,816,327,931	($927,351)
Level 2 - Other Significant Observable Inputs	19,635,000	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$1,835,962,931	($927,351)

Active Bond
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$35,456,632	-
Level 2 - Other Significant Observable Inputs	2,426,781,640	-
Level 3 – Significant Unobservable Inputs	74,579,799	-
Total	$2,536,818,071	-

All Cap Growth
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$221,339,326	-
Level 2 - Other Significant Observable Inputs	39,133,269	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$260,472,595	-

American Asset Allocation
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$842,353,208	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$842,353,208	-

American Bond
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$833,990,005	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$833,990,005	-

American Fundamental Holdings
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$538,903,873	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$538,903,873	-

500 Index B
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$890,158,719	($154,464)
Level 2 - Other Significant Observable Inputs	2,560,000	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$892,718,719	($154,464)

All Cap Core
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$752,543,182	($5,491,933)
Level 2 - Other Significant Observable Inputs	90,659,520	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$843,202,702	($5,491,933)

All Cap Value
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$97,964,827	-
Level 2 - Other Significant Observable Inputs	162,000	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$98,126,827	-

American Blue Chip Income and Growth
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$131,872,157	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$131,872,157	-

American Diversification Growth & Income
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$880,934	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$880,934	-

American Global Diversification
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$580,467,334	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$580,467,334	-

American Global Growth
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$195,031,657	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$195,031,657	-

American Growth
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$1,372,934,741	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$1,372,934,741	-

American High-Income Bond
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$43,370,346	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$43,370,346	-

American New World
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$58,639,218	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$58,639,218	-

Capital Appreciation
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$1,044,503,256	-

Level 2 - Other Significant Observable Inputs	8,768,000	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$1,053,271,256	-

Classic Value
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$39,849,847	-

Level 2 - Other Significant Observable Inputs	800,000	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$40,649,847	-

American Global Small Capitalization
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$67,080,465	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$67,080,465	-

American Growth-Income
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$1,102,117,142	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$1,102,117,142	-

American International
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$909,999,554	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$909,999,554	-

Blue Chip Growth
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$2,550,286,393	-
Level 2 - Other Significant Observable Inputs	63,515,559	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$2,613,801,952	-

Capital Appreciation Value
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$61,293,703	($8,697)

Level 2 - Other Significant Observable Inputs	34,307,785	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$95,601,488	($8,697)

Core Allocation Plus
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$17,106,768	($151,450)

Level 2 - Other Significant Observable Inputs	26,100,684	29,863
Level 3 – Significant Unobservable Inputs	-	-
Total	$43,207,452	($121,587)

Core Bond
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	-	-
Level 2 - Other Significant Observable Inputs	$324,339,465	-

Level 3 – Significant Unobservable Inputs	1,496,876	-
Total	$325,836,341	-

Disciplined Diversification
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$37,511,606	-

Level 2 - Other Significant Observable Inputs	50,264,066	-

Level 3 – Significant Unobservable Inputs	12,275	-
Total	$87,787,947	-

Emerging Markets Value
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$174,456,103	-

Level 2 - Other Significant Observable Inputs	278,372,874	-

Level 3 – Significant Unobservable Inputs	219,633	-
Total	$453,048,610	-

Equity-Income
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$1,854,325,501	-

Level 2 - Other Significant Observable Inputs	60,638,470	-

Level 3 – Significant Unobservable Inputs	8,471,624	-
Total	$1,923,435,595	-

Floating Rate Income
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$523,871,228	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$523,871,228	-

Core Equity
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$406,768,877	-
Level 2 - Other Significant Observable Inputs	29,937,000	-

Level 3 – Significant Unobservable Inputs	-	-
Total	$436,705,877	-

Emerging Growth
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$16,256,876	-

Level 2 - Other Significant Observable Inputs	9,015	-

Level 3 – Significant Unobservable Inputs	137,500	-
Total	$16,403,391	-

Emerging Small Company
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$142,648,656	-

Level 2 - Other Significant Observable Inputs	9,293,264	-

Level 3 – Significant Unobservable Inputs	-	-
Total	$151,941,920	-

Financial Services
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$96,548,327	-

Level 2 - Other Significant Observable Inputs	9,133,512	-

Level 3 – Significant Unobservable Inputs	1,753,800	-
Total	$107,435,639	-

Franklin Templeton Founding Allocation
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$1,294,512,979	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$1,294,512,979	-

Fundamental Value
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$1,509,254,840	-

Level 2 - Other Significant Observable Inputs	151,069,543	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$1,660,324,383	-

Global Allocation
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$141,028,138	($535,439)
Level 2 - Other Significant Observable Inputs	102,377,068	92,366

Level 3 – Significant Unobservable Inputs	747,615	-
Total	$244,152,821	($443,073)

Global Real Estate
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$297,228,761	-

Level 2 - Other Significant Observable Inputs	315,415,289	$8,679,891
Level 3 – Significant Unobservable Inputs	-	-
Total	$612,644,050	$8,679,891

Health Sciences
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$204,617,646	($7,261,752)
Level 2 - Other Significant Observable Inputs	21,228,795	-

Level 3 – Significant Unobservable Inputs	491,240	-
Total	$226,337,681	($7,261,752)

High Yield
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$24,026,257	-

Level 2 - Other Significant Observable Inputs	1,650,086,718	-

Level 3 – Significant Unobservable Inputs	6,909,982	-
Total	$1,681,022,957	-

Global
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$279,991,151	-

Level 2 - Other Significant Observable Inputs	404,514,118	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$684,505,269	-

Global Bond
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$111,972	($4,293,186)
Level 2 - Other Significant Observable Inputs	1,587,256,039	(21,050,790)

Level 3 – Significant Unobservable Inputs	32,655,336	-
Total	$1,620,023,347	($25,343,976)

Growth Equity
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$400,496,978	-

Level 2 - Other Significant Observable Inputs	16,755,000	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$417,251,978	-

High Income
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$43,125,229	-
Level 2 - Other Significant Observable Inputs	320,440,286	($14,749)

Level 3 – Significant Unobservable Inputs	40,835,633	-
Total	$404,401,148	($14,749)

Income
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$155,907,270	-

Level 2 - Other Significant Observable Inputs	269,384,233	-

Level 3 – Significant Unobservable Inputs	-	-
Total	$425,291,503	-

Income & Value
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$220,310,149	-

Level 2 - Other Significant Observable Inputs	123,399,096	$59,207

Level 3 – Significant Unobservable Inputs	513,162	-
Total	$344,222,407	$59,207

International Core
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$46,506,366	($2,120,915)

Level 2 - Other Significant Observable Inputs	908,521,376	2,616,412
Level 3 – Significant Unobservable Inputs	-	-
Total	$955,027,742	$495,497

International Equity Index B
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$56,371,492	($832,454)

Level 2 - Other Significant Observable Inputs	328,504,933	(155,152)

Level 3 – Significant Unobservable Inputs	29,558	-
Total	$384,905,983	($987,606)

International Small Cap
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$43,392,646	-

Level 2 - Other Significant Observable Inputs	286,091,160	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$329,483,806	-

International Value
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$132,908,784	-

Level 2 - Other Significant Observable Inputs	1,115,457,590	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$1,248,366,374	-

Index Allocation
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$369,401,089	-

Level 2 - Other Significant Observable Inputs	-	-

Level 3 – Significant Unobservable Inputs	-	-
Total	$369,401,089	-

International Equity Index A
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$40,158,610	($657,211)

Level 2 - Other Significant Observable Inputs	236,335,308	(206,183)
Level 3 – Significant Unobservable Inputs	20,253	-
Total	$276,514,171	($863,394)

International Opportunities
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$205,747,532	-

Level 2 - Other Significant Observable Inputs	528,961,676	-

Level 3 – Significant Unobservable Inputs	-	-
Total	$734,709,208	-

International Small Company
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$37,769,013	-

Level 2 - Other Significant Observable Inputs	269,481,350	-
Level 3 – Significant Unobservable Inputs	998,944	-
Total	$308,249,307	-

Investment Quality Bond
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	-	($63,224)

Level 2 - Other Significant Observable Inputs	$416,371,086	2,083,348
Level 3 – Significant Unobservable Inputs	144,578	-
Total	$416,515,664	$2,020,124

Large Cap
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$546,369,744	-

Level 2 - Other Significant Observable Inputs	6,776,000	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$553,145,744	-

Lifestyle Aggressive
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$414,888,823	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$414,888,823	-

Lifestyle Conservative
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$1,446,303,627	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$1,446,303,627	-

Lifestyle Moderate
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$2,369,450,810	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$2,369,450,810	-

Mid Cap Index
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$695,359,989	($614,323)
Level 2 - Other Significant Observable Inputs	17,165,000	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$712,524,989	($614,323)

Mid Cap Stock
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$794,116,817	-

Level 2 - Other Significant Observable Inputs	101,168,379	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$895,285,196	-

Large Cap Value
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$636,464,880	-

Level 2 - Other Significant Observable Inputs	769,000	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$637,233,880	-

Lifestyle Balanced
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$9,181,161,761	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$9,181,161,761	-

Lifestyle Growth
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$11,779,029,495	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$11,779,029,495	-

Managed
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$622,881,905	($487,719)
Level 2 - Other Significant Observable Inputs	545,809,922	-
Level 3 – Significant Unobservable Inputs	7,626,898	-
Total	$1,176,318,725	($487,719)

Mid Cap Intersection
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$179,182,814	-
Level 2 - Other Significant Observable Inputs	1,657,000	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$180,839,814	-

Mid Cap Value
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$303,043,402	-

Level 2 - Other Significant Observable Inputs	8,318,000	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$311,361,402	-

Mid Cap Value Equity
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$59,246,739	-

Level 2 - Other Significant Observable Inputs	1,550,759	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$60,797,498	-

Money Market
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	-	-
Level 2 - Other Significant Observable Inputs	$4,208,718,132	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$4,208,718,132	-

Mutual Shares
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$265,530,373	-

Level 2 - Other Significant Observable Inputs	178,403,021	$5,552,389

Level 3 – Significant Unobservable Inputs	1,589,514	-
Total	$445,522,908	$5,552,389

Optimized All Cap
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$1,536,967,294	-

Level 2 - Other Significant Observable Inputs	68,610,000	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$1,605,577,294	-

Overseas Equity
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$85,313,369	-

Level 2 - Other Significant Observable Inputs	347,516,596	($637,341)
Level 3 – Significant Unobservable Inputs	-	-
Total	$432,829,965	($637,341)

Mid Value
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$118,109,197	-

Level 2 - Other Significant Observable Inputs	14,307,146	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$132,416,343	-

Money Market B
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	-	-
Level 2 - Other Significant Observable Inputs	$687,913,405	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$687,913,405	-

Natural Resources
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$512,393,218	-

Level 2 - Other Significant Observable Inputs	107,438,586	-

Level 3 – Significant Unobservable Inputs	-	-
Total	$619,831,804	-

Optimized Value
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$680,140,053	-

Level 2 - Other Significant Observable Inputs	20,470,000	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$700,610,053	-

Pacific Rim
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$2,374,738	-

Level 2 - Other Significant Observable Inputs	94,532,354	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$96,907,092	-

Real Estate Equity
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$258,382,688	-

Level 2 - Other Significant Observable Inputs	12,430,233	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$270,812,921	-

Real Return Bond
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$1,106,784	$3,005,894

Level 2 - Other Significant Observable Inputs	1,888,269,416	(5,041,291)

Level 3 – Significant Unobservable Inputs	2,094,525	-
Total	$1,891,470,725	($2,035,397)

Short-Term Bond
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	-	-
Level 2 - Other Significant Observable Inputs	$191,380,185	-

Level 3 – Significant Unobservable Inputs	12,911,958	-
Total	$204,292,143	-

Small Cap Growth
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$270,017,791	-

Level 2 - Other Significant Observable Inputs	12,647,000	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$282,664,791	-

Small Cap Intrinsic Value
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$59,582,705	-

Level 2 - Other Significant Observable Inputs	2,033,355	-

Level 3 – Significant Unobservable Inputs	371,380	-
Total	$61,987,440	-

Real Estate Securities
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$524,947,072	-

Level 2 - Other Significant Observable Inputs	4,389,000	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$529,336,072	-

Science & Technology
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$232,516,644	-

Level 2 - Other Significant Observable Inputs	27,288,525	-

Level 3 – Significant Unobservable Inputs	-	-
Total	$259,805,169	-

Small Cap
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$22,120,608	($215,100)
Level 2 - Other Significant Observable Inputs	15,868,000	-

Level 3 – Significant Unobservable Inputs	-	-
Total	$37,988,608	($215,100)

Small Cap Index
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$354,802,721	($842,049)

Level 2 - Other Significant Observable Inputs	16,034,000	-
Level 3 – Significant Unobservable Inputs	917	-
Total	$370,837,638	($842,049)

Small Cap Opportunities
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$203,137,909	-

Level 2 - Other Significant Observable Inputs	4,319,000	-

Level 3 – Significant Unobservable Inputs	279,150	-
Total	$207,736,059	-

Small Cap Value
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$377,846,814	-

Level 2 - Other Significant Observable Inputs	20,995,000	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$398,841,814	-

Small Company Growth
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$181,418,448	-

Level 2 - Other Significant Observable Inputs	5,866,000	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$187,284,448	-

Spectrum Income
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$177,107,548	$72,460

Level 2 - Other Significant Observable Inputs	898,631,496	2,160,218

Level 3 – Significant Unobservable Inputs	1,644,513	-
Total	$1,077,383,557	$2,232,678

Strategic Income
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$3,082,274	$27,182

Level 2 - Other Significant Observable Inputs	461,564,906	1,859,582

Level 3 – Significant Unobservable Inputs	9,578,658	-
Total	$474,225,838	$1,886,764

Total Bond Market B
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$160,468,134	-

Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$160,468,134	-

Small Company
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$34,814,473	-

Level 2 - Other Significant Observable Inputs	438,000	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$35,252,473	-

Small Company Value
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$686,877,435	-

Level 2 - Other Significant Observable Inputs	10,295,249	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$697,172,684	-

Strategic Bond
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$1,537,565	($1,323,982)

Level 2 - Other Significant Observable Inputs	682,718,900	(11,007)

Level 3 – Significant Unobservable Inputs	9,365,863	-
Total	$693,622,328	($1,334,989)

Total Bond Market A
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	-	-

Level 2 - Other Significant Observable Inputs	$193,110,957	-

Level 3 – Significant Unobservable Inputs	-	-
Total	$193,110,957	-

Total Return
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	-	$13,454,149

Level 2 - Other Significant Observable Inputs	$2,848,070,488	(24,023,740)
Level 3 – Significant Unobservable Inputs	-	-
Total	$2,848,070,488	($10,569,591)

Total Stock Market Index
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$371,110,861	($370,568)
Level 2 - Other Significant Observable Inputs	4,570,000	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$375,680,861	($370,568)

U.S. Government Securities
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$123,509	$825,783
Level 2 - Other Significant Observable Inputs	467,459,579	-

Level 3 – Significant Unobservable Inputs	4,395,453	-
Total	$471,978,541	$825,783

U.S. Large Cap
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$725,579,787	-

Level 2 - Other Significant Observable Inputs	9,227,749	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$734,807,536	-

Utilities
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$142,051,489	-

Level 2 - Other Significant Observable Inputs	37,442,788	$780,772
Level 3 – Significant Unobservable Inputs	-	-
Total	$179,494,277	$780,772

Value & Restructuring
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$451,890,454	-

Level 2 - Other Significant Observable Inputs	45,867,703	-

Level 3 – Significant Unobservable Inputs	199,385	-
Total	$497,957,542	-

U.S. Core
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$468,322,158	-
Level 2 - Other Significant Observable Inputs	65,134,136	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$533,456,294	-

U.S. High Yield Bond
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$2,007,694	-
Level 2 - Other Significant Observable Inputs	522,486,596	-

Level 3 – Significant Unobservable Inputs	-	-
Total	$524,494,290	-

U.S. Multi Sector
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$880,575,173	($1,369,194)

Level 2 - Other Significant Observable Inputs	28,137,000	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$908,712,173	($1,369,194)

Value
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$231,962,703	-

Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$231,962,703	-

Vista
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments*

Level 1 - Quoted Prices	$57,184,988	-

Level 2 - Other Significant Observable Inputs	4,218,896	$23,717

Level 3 – Significant Unobservable Inputs	-	-
Total	$61,403,884	$23,717

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Active Bond
	Investments in	Other Financial
	Securities	Instruments

Balance as of 12/31/07	$115,272,022	-

Accrued discounts/premiums	114,901	-
Realized gain (loss)	432,847	-
Change in unrealized appreciation
(depreciation)	(23,298,964)	-

Net purchases (sales)	(2,376,318)	-

Transfers in and/or out of Level 3	(15,564,689)	-
Balance as of 9/30/08	$74,579,799	-

Disciplined Diversification
	Investments in	Other Financial
	Securities	Instruments

Balance as of 12/31/07	-	-
Accrued discounts/premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation
(depreciation)	($7,204)	-

Net purchases (sales)	19,479	-
Transfers in and/or out of Level 3	-	-
Balance as of 9/30/08	$12,275	-

Emerging Markets Value
	Investments in	Other Financial
	Securities	Instruments

Balance as of 12/31/07	$195,084	-
Accrued discounts/premiums	-	-

Realized gain (loss)	180,569	-
Change in unrealized appreciation
(depreciation)	(356,552)	-

Net purchases (sales)	(399,339)	-

Transfers in and/or out of Level 3	599,871	-
Balance as of 9/30/08	$219,633	-

Core Bond
	Investments in	Other Financial
	Securities	Instruments

Balance as of 12/31/07	-	-

Accrued discounts/premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation
(depreciation)	($101,124)	-

Net purchases (sales)	1,598,000	-

Transfers in and/or out of Level 3	-	-
Balance as of 9/30/08	$1,496,876	-

Emerging Growth
	Investments in	Other Financial
	Securities	Instruments

Balance as of 12/31/07	-	-
Accrued discounts/premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation
(depreciation)	$12,500	-

Net purchases (sales)	125,000	-
Transfers in and/or out of Level 3	-	-
Balance as of 9/30/08	$137,500	-

Emerging Small Company
	Investments in	Other Financial
	Securities	Instruments

Balance as of 12/31/07	-	-
Accrued discounts/premiums	-	-

Realized gain (loss)	($631,036)	-
Change in unrealized appreciation
(depreciation)	(393,311)	-

Net purchases (sales)	1,024,347	-

Transfers in and/or out of Level 3	-	-
Balance as of 9/30/08	-	-

Equity-Income
	Investments in	Other Financial
	Securities	Instruments

Balance as of 12/31/07	-
Accrued discounts/premiums
Realized gain (loss)	($16)
Change in unrealized appreciation
(depreciation)	(1,828,360)

Net purchases (sales)	10,300,000
Transfers in and/or out of Level 3
Balance as of 9/30/08	$8,471,624	-

Global Allocation
	Investments in	Other Financial
	Securities	Instruments

Balance as of 12/31/07	$2,014,988	-
Accrued discounts/premiums	303	-

Realized gain (loss)	(138,116)	-
Change in unrealized appreciation
(depreciation)	(413,507)	-

Net purchases (sales)	(55,187)	-

Transfers in and/or out of Level 3	(660,866)	-
Balance as of 9/30/08	$747,615	-

Health Sciences
	Investments in	Other Financial
	Securities	Instruments

Balance as of 12/31/07	$333,080	-
Accrued discounts/premiums	-	-

Realized gain (loss)	-	-
Change in unrealized appreciation
(depreciation)	(1,335,315)	-

Net purchases (sales)	(101,900)	-

Transfers in and/or out of Level 3	1,595,375	-
Balance as of 9/30/08	$491,240	-

Financial Services
	Investments in	Other Financial
	Securities	Instruments

Balance as of 12/31/07	$4,094,654	-
Accrued discounts/premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation
(depreciation)	24,616	-

Net purchases (sales)	(2,365,470)	-
Transfers in and/or out of Level 3	-	-
Balance as of 9/30/08	$1,753,800	-

Global Bond
	Investments in	Other Financial
	Securities	Instruments

Balance as of 12/31/07	$23,310,562	-
Accrued discounts/premiums	91,697	-

Realized gain (loss)	169,651	-
Change in unrealized appreciation
(depreciation)	(13,317,634)	-

Net purchases (sales)	23,225,767	-

Transfers in and/or out of Level 3	(824,707)	-
Balance as of 9/30/08	$32,655,336	-

High Income
	Investments in	Other Financial
	Securities	Instruments

Balance as of 12/31/07	$30,656,750	-
Accrued discounts/premiums	143,249	-

Realized gain (loss)	(48,537)	-
Change in unrealized appreciation
(depreciation)	(15,028,004)	-

Net purchases (sales)	21,452,763	-

Transfers in and/or out of Level 3	3,659,412	-
Balance as of 9/30/08	$40,835,633	-

Income & Value
	Investments in	Other Financial
	Securities	Instruments

Balance as of 12/31/07	$1,393,263	-

Accrued discounts/premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation
(depreciation)	(17,001)	-

Net purchases (sales)	-	-

Transfers in and/or out of Level 3	(863,100)	-
Balance as of 9/30/08	$513,162	-

High Yield
	Investments in	Other Financial
	Securities	Instruments

Balance as of 12/31/07	$1,531,721	-
Accrued discounts/premiums	(22,732)	-

Realized gain (loss)	-	-
Change in unrealized appreciation
(depreciation)	(1,190,102)	-

Net purchases (sales)	2,690,990	-

Transfers in and/or out of Level 3	3,900,105	-
Balance as of 9/30/08	$6,909,982	-

International Equity Index A
	Investments in	Other Financial
	Securities	Instruments

Balance as of 12/31/07	$328,016	-
Accrued discounts/premiums	-	-

Realized gain (loss)	166,719	-
Change in unrealized appreciation
(depreciation)	(210,609)	-

Net purchases (sales)	(327,885)	-

Transfers in and/or out of Level 3	64,012	-
Balance as of 9/30/08	$20,253	-

International Small Company
	Investments in	Other Financial
	Securities	Instruments

Balance as of 12/31/07	$114,786	-
Accrued discounts/premiums	-	-

Realized gain (loss)	(79,321)	-
Change in unrealized appreciation
(depreciation)	66,368	-

Net purchases (sales)	594,020	-

Transfers in and/or out of Level 3	303,091	-
Balance as of 9/30/08	$998,944	-

Managed
	Investments in	Other Financial
	Securities	Instruments

Balance as of 12/31/07	$24,568,024	-
Accrued discounts/premiums	635	-

Realized gain (loss)	(3,029,035)	-

Change in unrealized appreciation
(depreciation)	(3,855,462)	-

Net purchases (sales)	(3,137,324)	-

Transfers in and/or out of Level 3	(6,919,940)	-
Balance as of 9/30/08	$7,626,898	-

International Equity Index B
	Investments in	Other Financial
	Securities	Instruments

Balance as of 12/31/07	$469,167	-
Accrued discounts/premiums	-	-

Realized gain (loss)	280,056	-
Change in unrealized appreciation
(depreciation)	(344,107)	-

Net purchases (sales)	(468,981)	-

Transfers in and/or out of Level 3	93,423	-
Balance as of 9/30/08	$29,558	-

Investment Quality Bond
	Investments in	Other Financial
	Securities	Instruments

Balance as of 12/31/07	-	-
Accrued discounts/premiums	$60	-

Realized gain (loss)		-
Change in unrealized appreciation
(depreciation)	(406,093)	-

Net purchases (sales)	-	-

Transfers in and/or out of Level 3	550,611	-
Balance as of 9/30/08	$144,578	-

Mutual Shares
	Investments in	Other Financial
	Securities	Instruments

Balance as of 12/31/07	$1,439,712	-
Accrued discounts/premiums	21,485	-

Realized gain (loss)	-	-

Change in unrealized appreciation
(depreciation)	(874,813)	-

Net purchases (sales)	(1,003,130)	-

Transfers in and/or out of Level 3	-	-
Balance as of 9/30/08	$1,589,514	-

Real Return Bond
	Investments in	Other Financial
	Securities	Instruments

Balance as of 12/31/07	$31,534,062	-
Accrued discounts/premiums	853	-

Realized gain (loss)	2,772,004	-
Change in unrealized appreciation
(depreciation)	(1,607,111)	-

Net purchases (sales)	(20,293,192)	-

Transfers in and/or out of Level 3	(10,312,091)	-
Balance as of 9/30/08	$2,094,525	-

Small Cap Index
	Investments in	Other Financial
	Securities	Instruments

Balance as of 12/31/07	$26,140	-
Accrued discounts/premiums	-	-

Realized gain (loss)	(483,432)	-
Change in unrealized appreciation
(depreciation)	491,909	-

Net purchases (sales)	(33,700)	-
Transfers in and/or out of Level 3	-	-
Balance as of 9/30/08	$917	-

Small Cap Opportunities
	Investments in	Other Financial
	Securities	Instruments

Balance as of 12/31/07	$653,100	-
Accrued discounts/premiums	-	-

Realized gain (loss)	(4,510)	-
Change in unrealized appreciation
(depreciation)	515,525	-

Net purchases (sales)	(1,024,540)	-
Transfers in and/or out of Level 3	139,575	-
Balance as of 9/30/08	$279,150	-

Short-Term Bond
	Investments in	Other Financial
	Securities	Instruments

Balance as of 12/31/07	$20,993,294	-
Accrued discounts/premiums	4,257	-

Realized gain (loss)	5,824	-
Change in unrealized appreciation
(depreciation)	(5,548,962)	-

Net purchases (sales)	315,536	-

Transfers in and/or out of Level 3	(2,857,991)	-
Balance as of 9/30/08	$12,911,958	-

Small Cap Intrinsic Value
	Investments in	Other Financial
	Securities	Instruments

Balance as of 12/31/07	-	-
Accrued discounts/premiums	-	-

Realized gain (loss)	-	-
Change in unrealized appreciation
(depreciation)	$35,281	-

Net purchases (sales)	336,099	-
Transfers in and/or out of Level 3	-	-
Balance as of 9/30/08	$371,380	-

Spectrum Income
	Investments in	Other Financial
	Securities	Instruments

Balance as of 12/31/07	$503,732	-
Accrued discounts/premiums	-	-

Realized gain (loss)	4,586	-
Change in unrealized appreciation
(depreciation)	(263,093)	-

Net purchases (sales)	1,399,288	-
Transfers in and/or out of Level 3	-	-
Balance as of 9/30/08	$1,644,513	-

Strategic Bond
	Investments in	Other Financial
	Securities	Instruments

Balance as of 12/31/07	$19,186,503	-

Accrued discounts/premiums	3,315	-

Realized gain (loss)	(652,186)	-
Change in unrealized appreciation
(depreciation)	(397,393)	-

Net purchases (sales)	(8,294,153)	-

Transfers in and/or out of Level 3	(480,223)	-
Balance as of 9/30/08	$9,365,863	-

U.S. Government Securities
	Investments in	Other Financial
	Securities	Instruments

Balance as of 12/31/07	$12,245,746	-

Accrued discounts/premiums	1,659	-

Realized gain (loss)	18,344	-
Change in unrealized appreciation
(depreciation)	(793,979)	-

Net purchases (sales)	(3,914,626)	-

Transfers in and/or out of Level 3	(3,161,691)	-
Balance as of 9/30/08	$4,395,453	-

Strategic Income
	Investments in	Other Financial
	Securities	Instruments

Balance as of 12/31/07	$14,252,563	-

Accrued discounts/premiums	18	-

Realized gain (loss)	264,520	-
Change in unrealized appreciation
(depreciation)	421,288	-

Net purchases (sales)	(4,036,769)	-

Transfers in and/or out of Level 3	(1,322,962)	-
Balance as of 9/30/08	$9,578,658	-

Value & Restructuring
	Investments in	Other Financial
	Securities	Instruments

Balance as of 12/31/07	$829,099	-

Accrued discounts/premiums	-	-

Realized gain (loss)	-	-
Change in unrealized appreciation
(depreciation)	(160,119)	-

Net purchases (sales)	(469,595)	-

Transfers in and/or out of Level 3	-	-
Balance as of 9/30/08	$199,385	-

Repurchase Agreements Each Portfolio may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Portfolio will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. Each Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Portfolio and the counterparty.

Foreign Currency Transactions The books and records of the Portfolios are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Certain Portfolios may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Certain Portfolios invest in securities of issuers based in countries with emerging markets or economies and may, therefore, be subject to greater market risk than Portfolios that invest principally in securities of issuers in more developed countries. Emerging markets securities may be more volatile and less liquid than securities of issuers in developed countries and may be subject to substantial currency fluctuations and affected by sudden economic, social and political developments in the emerging market country. The securities markets of emerging countries may have less government regulation and may be subject to less extensive accounting and financial reporting requirements than the securities markets of more developed countries. Emerging market countries may have currency controls or restrictions which may prevent or delay a Portfolio from taking money out of the country or may impose additional taxes on money removed from the country.

Options All Portfolios, with the exception of JHT Lifestyle Portfolios, Money Market, and Money Market B, may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio), securities indices, currencies and futures contracts.

When a Portfolio writes a put or call option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently “marked -to-market” to reflect the current market value of the option written. If an option expires or if the Portfolio enters into an offsetting purchase option, the Portfolio realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written) . If a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Portfolio purchases upon exercise of the option.

A Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

When a Portfolio purchases a put or call option, the premium paid by the Portfolio is included in the Portfolio of Investments and subsequently “marked -to-market” to reflect the current market value of the option. If the purchased option expires, the Portfolio realizes a loss for the cost of the option. If a Portfolio enters into a closing sale transaction, the Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If a Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Portfolios may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Portfolio’s exposure to the underlying instrument. Buying puts and writing calls may decrease a Portfolio’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

The following is a summary of open written options outstanding as of September 30, 2008:

Options on Securities

			Expiration	Number of
Portfolio	Name of Issuer	Strike Price	Date	Contracts	Premium	Value

Capital Appreciation Value	Calls
	3M Co.	$90.00	Jan 2009	1	$152	($20)
	AON Corp.	50.00	Jan 2009	3	771	(555)
	Baxter International, Inc.	70.00	Jan 2009	2	474	(440)
	General Mills, Inc.	65.00	Jan 2009	5	1,360	(2,850)
	H&R Block, Inc.	25.00	Jan 2009	3	321	(345)
	Procter & Gamble Co.	75.00	Jan 2009	3	576	(420)
	TJX Companies, Inc.	35.00	Jan 2009	4	1,008	(400)
	Tyco International Ltd.	50.00	Jan 2009	3	891	(45)
	Walmart Stores, Inc.	55.00	Jan 2009	4	2,488	(2,852)
	Walmart Stores, Inc.	60.00	Jan 2009	2	694	(770)

				30	$8,735	($8,697)

Core Allocation Plus	Calls

	Shanda Interactive Entertainment Ltd.	$40.00	Mar 2009	12	$1,776	($930)
	SINA Corp.	50.00	Mar 2009	5	495	(495)
	Corning, Inc.	20.00	May 2009	23	1,886	(1,725)

				40	$4,157	($3,150)

Global Bond	Calls

	Fannie Mae	$96.92	Oct 2008	15,000,000	$126,563	($2)
	Fannie Mae	99.41	Oct 2008	12,000,000	69,375	(190)

				27,000,000	$195,938	($192)

Health Sciences	Calls

	Abbott Labs	$60.00	Jan 2009	22	$5,566	($5,390)
	Abbott Labs	62.50	Feb 2009	25	4,675	(5,250)
	Acorda Therapeutics, Inc.	40.00	Jan 2009	31	6,522	(620)
	Acorda Therapeutics, Inc.	50.00	Jan 2010	17	8,619	(1,955)
	Alcon, Inc.	170.00	Jan 2009	14	13,880	(7,868)
	Alcon, Inc.	180.00	Jan 2010	31	46,781	(46,810)
	Alexion Pharmaceuticals, Inc.	40.00	Oct 2008	51	10,081	(6,885)
	Alexion Pharmaceuticals, Inc.	42.50	Oct 2008	76	7,372	(7,600)
	Alexion Pharmaceuticals, Inc.	40.00	Jan 2009	158	35,432	(79,000)
	Allergan, Inc.	70.00	Jan 2009	25	5,106	(1,500)
	Amedisys, Inc.	65.00	Dec 2008	50	19,937	(1,875)
	Amedisys, Inc.	65.00	Mar 2009	25	12,425	(4,750)
	Amerigroup Corp.	30.00	Jan 2009	68	11,389	(10,540)
	Amgen, Inc.	60.00	Jan 2009	103	20,624	(49,440)
	Amgen, Inc.	70.00	Jan 2009	49	15,043	(6,909)
	Amgen, Inc.	50.00	Jan 2009	81	34,020	(92,745)
	Amylin Pharmaceuticals, Inc.	35.00	Jan 2009	211	34,466	(9,495)
	Amylin Pharmaceuticals, Inc.	40.00	Jan 2009	6	613	(135)
	Assurant, Inc.	70.00	Jan 2009	50	15,040	(3,250)
	Baxter International, Inc.	70.00	Jan 2009	40	6,680	(8,800)
	Biogen Idec, Inc.	70.00	Jan 2009	10	2,970	(675)
	C.R. Barr, Inc.	100.00	Jan 2009	36	9,252	(12,600)
	Cardinal Health, Inc.	55.00	Jan 2009	51	5,967	(5,355)
	Catalyst Health Solutions, Inc.	35.00	Dec 2008	19	2,033	(760)
	Catalyst Health Solutions, Inc.	30.00	Dec 2008	33	8,567	(3,712)
	Celgene Corp.	75.00	Jan 2009	53	22,101	(12,455)
	Celgene Corp.	70.00	Jan 2009	76	34,134	(28,880)
	Cerner Corp.	55.00	Jan 2009	24	2,830	(1,680)
	Charles River Laboratories International, Inc.	70.00	Jan 2009	25	6,050	(750)
	Charles River Laboratories International, Inc.	65.00	Jan 2009	77	12,196	(4,235)
	Conceptus, Inc.	20.00	Nov 2008	7	1,234	(333)
	Covance, Inc.	100.00	Nov 2008	27	8,182	(3,240)
	Covance, Inc.	90.00	Jan 2009	27	13,689	(14,310)
	Covidien Ltd.	60.00	Apr 2009	11	2,442	(2,200)
	CVS Caremark Corp.	42.50	Jan 2009	51	8,404	(1,785)
	Davita, Inc.	55.00	Jan 2009	53	15,745	(21,200)
	Davita, Inc.	60.00	Jan 2009	102	20,921	(21,930)
	Dentsply International, Inc.	40.00	Oct 2008	76	7,106	(1,140)
	Dentsply International, Inc.	45.00	Jan 2009	47	7,149	(2,467)
	Edwards Lifesciences Corp.	50.00	Nov 2008	26	6,032	(22,750)
	Edwards Lifesciences Corp.	60.00	Jan 2009	53	10,441	(18,815)
	Express Scripts, Inc.	85.00	Jan 2009	28	8,714	(11,200)
	Genentech, Inc.	110.00	Dec 2008	50	6,850	(2,625)
	Gilead Sciences, Inc.	57.50	Nov 2008	154	31,878	(7,700)
	Gilead Sciences, Inc.	60.00	Nov 2008	71	13,632	(1,775)

Gilead Sciences, Inc.	60.00	Jan 2009	53	17,724	(4,505)
Humana, Inc.	55.00	Nov 2008	50	8,350	(1,500)
Humana, Inc.	60.00	Jan 2009	11	2,497	(468)
Idexx Laboratories, Inc.	65.00	Jan 2009	25	3,675	(2,375)
Illumina, Inc.	52.50	Jan 2009	82	20,457	(4,100)
Imclone Systems, Inc.	45.00	Nov 2008	84	20,429	(149,520)
Imclone Systems, Inc.	50.00	Nov 2008	53	16,801	(69,165)
Imclone Systems, Inc.	60.00	Jan 2009	70	15,072	(39,900)
Imclone Systems, Inc.	50.00	Jan 2009	26	9,062	(34,320)
Immucor Corp.	35.00	Jan 2009	52	8,873	(9,490)
Intuitive Surgical, Inc.	300.00	Jan 2009	5	16,413	(4,950)
Intuitive Surgical, Inc.	330.00	Jan 2010	10	40,790	(26,000)
Invitrogen Corp.	45.00	Nov 2008	17	2,839	(595)
Johnson & Johnson	75.00	Jan 2009	71	8,662	(6,035)
Laboratory Corp. of America Holdings	70.00	Jan 2009	22	10,934	(9,570)
LifePoint Hospitals, Inc.	35.00	Nov 2008	51	13,362	(4,972)
Mckesson Corp.	60.00	Jan 2009	26	8,723	(3,380)
Medco Health Solutions, Inc.	55.00	Jan 2009	98	18,238	(8,820)
Medicines Company	30.00	Apr 2009	7	1,869	(928)
Medtronic, Inc.	55.00	Jan 2009	68	10,676	(9,180)
Medtronic, Inc.	60.00	Feb 2009	27	5,319	(1,755)
Myriad Genetics, Inc.	55.00	Jan 2009	56	8,236	(71,400)
Onyx Pharmaceuticals, Inc.	50.00	Jan 2009	40	11,169	(4,000)
Onyx Pharmaceuticals, Inc.	50.00	Feb 2009	26	6,552	(3,510)
OSI Pharmaceuticals, Inc.	45.00	Jan 2009	52	20,252	(50,180)
OSI Pharmaceuticals, Inc.	50.00	Jan 2009	32	9,854	(22,336)
Qiagen N.V.	20.00	Jan 2009	80	16,960	(14,400)
ResMed, Inc.	45.00	Oct 2008	53	6,556	(3,445)
Schein Henry, Inc.	65.00	Jan 2009	27	3,312	(1,080)
Shire PLC	60.00	Jan 2009	76	12,897	(5,320)
St. Jude Medical, Inc.	50.00	Jan 2009	26	6,422	(2,990)
Stericycle, Inc.	70.00	Feb 2009	40	9,880	(5,000)
Stryker Corp.	75.00	Jan 2009	125	16,286	(3,750)
Stryker Corp.	70.00	Jan 2009	51	9,409	(6,120)
Teva Pharmaceutical Industries, Ltd.	45.00	Dec 2008	93	12,426	(25,575)
Teva Pharmaceutical Industries, Ltd.	50.00	Jan 2009	81	12,493	(8,100)
United Therapeutics Corp.	110.00	Nov 2008	21	20,182	(27,510)
United Therapeutics Corp.	125.00	Nov 2008	19	18,466	(12,825)
Valeant Pharmaceuticals International	20.00	Mar 2009	82	16,154	(23,575)
Vertex Pharmaceuticals, Inc.	40.00	Jan 2009	53	9,147	(9,805)
Waters Corp.	75.00	Jan 2009	40	9,483	(2,600)
WellPoint, Inc.	60.00	Jan 2009	40	9,480	(3,200)
Wyeth	42.50	Jan 2009	51	6,222	(4,335)
Xenoport, Inc.	50.00	Dec 2008	26	7,893	(13,650)
Xenoport, Inc.	60.00	Jan 2009	51	17,705	(13,387)
Zimmer Holdings, Inc.	80.00	Jan 2009	26	8,762	(1,430)
Zimmer Holdings, Inc.	70.00	Jan 2009	52	11,871	(13,000)

			4,547	$1,141,624	($1,299,440)

Puts

Abbott Labs	$60.00	Jan 2009	27	$21,539	($13,635)
Abbott Labs	60.00	Jan 2010	11	10,417	(9,130)
Acorda Therapeutics, Inc.	30.00	Jan 2009	29	13,436	(21,460)
Aetna, Inc.	55.00	Jan 2009	7	4,507	(13,335)
Aetna, Inc.	60.00	Jan 2009	5	5,635	(11,975)
Aetna, Inc.	50.00	Jan 2009	26	21,502	(38,480)
Alcon, Inc.	170.00	Jan 2009	15	13,930	(20,175)
Alcon, Inc.	170.00	Jan 2010	31	81,210	(67,270)
Alcon, Inc.	180.00	Jan 2010	40	111,466	(110,600)
Alcon, Inc.	190.00	Jan 2010	27	82,994	(92,745)
Alexion Pharmaceuticals, Inc.	40.00	Jan 2009	100	43,249	(55,500)
Alexion Pharmaceuticals, Inc.	45.00	Jan 2009	52	31,963	(37,960)
Alkermes, Inc.	20.00	Jan 2009	19	13,242	(12,730)
Alkermes, Inc.	17.50	Jan 2009	21	9,387	(9,240)
Allergan, Inc.	65.00	Jan 2009	35	25,035	(49,700)
Amedisys, Inc.	70.00	Mar 2009	35	34,025	(77,700)
Amerigroup Corp.	25.00	Jan 2009	34	11,832	(10,795)
Amgen, Inc.	50.00	Jan 2009	30	10,876	(6,120)
Amgen, Inc.	60.00	Jan 2009	35	14,244	(19,425)
Amgen, Inc.	60.00	Apr 2009	30	16,028	(19,650)
Amylin Pharmaceuticals, Inc.	25.00	Jan 2009	25	7,675	(16,750)
Amylin Pharmaceuticals, Inc.	40.00	Jan 2009	13	10,651	(25,675)
Amylin Pharmaceuticals, Inc.	35.00	Jan 2009	15	7,915	(22,725)
Amylin Pharmaceuticals, Inc.	30.00	Jan 2009	22	10,934	(25,080)
Amylin Pharmaceuticals, Inc.	25.00	Jan 2010	30	21,810	(28,350)
Amylin Pharmaceuticals, Inc.	20.00	Jan 2010	31	18,197	(18,290)
Assurant, Inc.	70.00	Jan 2009	104	100,270	(174,720)
Astrazeneca PLC	40.00	Jan 2009	42	19,404	(6,510)
Barr Pharmaceuticals, Inc.	50.00	Nov 2008	32	10,624	(1,520)
Barr Pharmaceuticals, Inc.	60.00	Feb 2009	5	2,985	(937)
Baxter International, Inc.	65.00	Jan 2009	42	37,423	(16,380)
Baxter International, Inc.	70.00	Jan 2009	35	33,415	(22,225)
Baxter International, Inc.	75.00	Feb 2009	26	18,772	(27,170)
Baxter International, Inc.	75.00	Jan 2010	10	10,970	(12,300)
Baxter International, Inc.	70.00	Jan 2010	26	24,657	(24,960)
Biogen Idec, Inc.	70.00	Jan 2009	30	19,560	(60,450)
Biogen Idec, Inc.	50.00	Jan 2009	15	7,170	(8,400)
Biogen Idec, Inc.	55.00	Jan 2009	32	22,624	(27,200)
BioMarin Pharmaceutical, Inc.	25.00	Jan 2009	63	32,192	(13,860)
BioMarin Pharmaceutical, Inc.	40.00	Jan 2009	50	47,020	(70,000)
BioMarin Pharmaceutical, Inc.	35.00	Jan 2009	8	6,440	(7,480)
BioMarin Pharmaceutical, Inc.	45.00	Jan 2009	2	2,874	(3,780)
BioMarin Pharmaceutical, Inc.	50.00	Jan 2009	1	2,127	(2,405)
Boston Scientific Corp.	12.50	Jan 2009	28	5,796	(4,200)
Boston Scientific Corp.	15.00	Jan 2009	104	31,408	(32,760)
C.R. Barr, Inc.	100.00	Jan 2009	9	10,173	(7,380)
Cardinal Health, Inc.	70.00	Jan 2009	8	8,616	(16,600)
Cardinal Health, Inc.	60.00	Mar 2009	15	15,705	(16,575)
Catalyst Health Solutions, Inc.	30.00	Dec 2008	9	2,183	(4,320)
Catalyst Health Solutions, Inc.	35.00	Dec 2008	25	8,050	(22,625)
Celgene Corp.	80.00	Jan 2009	30	29,310	(52,800)

Celgene Corp.	70.00	Jan 2010	21	32,504	(33,390)
Cephalon, Inc.	80.00	Nov 2008	15	9,555	(8,625)
Cephalon, Inc.	70.00	Nov 2008	10	4,970	(1,950)
Cephalon, Inc.	80.00	Jan 2009	46	45,653	(33,580)
Cephalon, Inc.	60.00	Jan 2009	6	4,182	(570)
Cerner Corp.	60.00	Jan 2009	13	11,531	(20,020)
Charles River Laboratories International, Inc.	65.00	Jan 2009	13	7,241	(13,130)
Charles River Laboratories International, Inc.	70.00	Jan 2009	19	16,666	(28,310)
Cigna Corp.	50.00	Jan 2009	20	17,927	(32,200)
Cigna Corp.	55.00	Jan 2009	1	827	(2,095)
Cigna Corp.	40.00	Jan 2009	13	7,013	(9,685)
Community Health Systems, Inc.	35.00	Jan 2009	13	6,751	(8,450)
Covidien Ltd.	50.00	Oct 2008	15	7,905	(675)
Covidien Ltd.	55.00	Jan 2009	10	7,070	(3,900)
Covidien Ltd.	50.00	Jan 2010	30	16,710	(15,600)
Covidien Ltd.	55.00	Jan 2010	50	41,358	(42,500)
Cubist Pharmaceuticals, Inc.	20.00	Jan 2009	51	17,985	(7,523)
CVS Caremark Corp.	45.00	Jan 2009	49	30,612	(54,390)
Davita, Inc.	55.00	Jan 2009	21	10,017	(6,720)
Davita, Inc.	60.00	Jan 2009	41	17,459	(21,730)
Davita, Inc.	50.00	Jan 2009	10	6,650	(1,450)
Edwards Lifesciences Corp.	55.00	Jan 2009	15	6,105	(4,912)
Elan Corp. PLC	25.00	Jan 2009	44	22,308	(64,240)
Elan Corp. PLC	22.50	Jan 2009	63	32,570	(74,970)
Elan Corp. PLC	25.00	Jan 2010	76	56,783	(115,520)
Elan Corp. PLC	30.00	Jan 2010	25	25,425	(49,125)
Elan Corp. PLC	20.00	Jan 2010	51	23,307	(57,120)
Eli Lilly & Company	50.00	Jan 2009	33	16,401	(25,179)
Express Scripts, Inc.	75.00	Jan 2009	29	24,453	(22,040)
Express Scripts, Inc.	65.00	Jan 2009	38	35,047	(12,160)
Express Scripts, Inc.	70.00	Jan 2009	27	29,619	(14,040)
Express Scripts, Inc.	80.00	Jan 2010	19	24,892	(28,025)
Forest	40.00	Jan 2010	9	6,941	(11,160)
Genentech, Inc.	80.00	Jan 2009	10	9,270	(4,750)
Genentech, Inc.	70.00	Jan 2009	25	20,272	(8,750)
Genentech, Inc.	75.00	Jan 2009	30	23,860	(11,250)
Genentech, Inc.	100.00	Mar 2009	35	28,023	(52,500)
Genentech, Inc.	90.00	Mar 2009	26	17,702	(24,570)
Gen-Probe, Inc.	50.00	Jan 2009	28	15,216	(8,540)
Genzyme Corp.	75.00	Jan 2009	20	17,100	(9,200)
Gilead Sciences, Inc.	57.50	Nov 2008	47	28,674	(58,750)
Gilead Sciences, Inc.	50.00	Nov 2008	20	6,965	(12,000)
Gilead Sciences, Inc.	60.00	Nov 2008	81	65,308	(117,045)
Gilead Sciences, Inc.	60.00	Jan 2009	71	72,251	(110,760)
Gilead Sciences, Inc.	57.50	Feb 2009	41	29,427	(52,890)
Gilead Sciences, Inc.	45.00	Jan 2010	30	19,410	(21,000)
Gilead Sciences, Inc.	60.00	Jan 2010	21	26,397	(34,335)
Health Net, Inc.	35.00	Jan 2009	23	14,881	(27,485)
Healthways, Inc.	35.00	Jan 2009	9	5,578	(17,325)
Humana, Inc.	70.00	Jan 2009	2	1,779	(5,820)
Humana, Inc.	55.00	Jan 2009	38	40,009	(55,100)

Illumina, Inc.	37.50	Jan 2009	18	12,003	(5,760)
Illumina, Inc.	40.00	Jan 2009	18	14,643	(7,542)
Illumina, Inc.	45.00	Jan 2009	30	25,605	(20,850)
Illumina, Inc.	45.00	Jan 2010	20	20,178	(19,600)
Imclone Systems, Inc.	50.00	Jan 2010	26	34,592	(2,990)
Immucor Corp.	35.00	Jan 2009	23	15,417	(11,155)
Immucor Corp.	30.00	Jan 2009	20	7,494	(4,500)
Immucor Corp.	20.00	Jan 2009	13	4,174	(358)
Intermune, Inc.	25.00	Jan 2009	169	228,032	(201,110)
Intuitive Surgical, Inc.	270.00	Jan 2009	4	10,508	(18,440)
Invitrogen Corp.	45.00	Nov 2008	25	13,087	(19,000)
Invitrogen Corp.	40.00	Jan 2009	26	13,374	(11,310)
Laboratory Corp. of America Holdings	65.00	Jan 2009	26	9,802	(7,280)
Laboratory Corp. of America Holdings	85.00	Jan 2009	5	4,825	(7,775)
McKesson Corp.	60.00	Jan 2009	26	20,202	(18,590)
Medco Health Solutions, Inc.	45.00	Jan 2009	20	12,191	(6,400)
Medco Health Solutions, Inc.	50.00	Jan 2009	56	44,771	(34,160)
Medco Health Solutions, Inc.	55.00	Jan 2009	49	39,011	(46,550)
Medco Health Solutions, Inc.	55.00	Jan 2010	25	29,125	(29,125)
Medicines Company	22.50	Jan 2009	40	10,479	(8,000)
Medicines Company	25.00	Jan 2009	25	12,598	(8,750)
Medicines Company	25.00	Apr 2009	51	21,268	(21,420)
Medtronic, Inc.	55.00	Jan 2009	55	16,665	(34,100)
Merck & Company, Inc.	50.00	Jan 2009	67	56,418	(124,955)
Merck & Company, Inc.	40.00	Jan 2009	31	16,647	(27,280)
Millipore Corp.	80.00	Jan 2009	32	28,384	(38,080)
Monsanto Company	140.00	Oct 2008	10	24,020	(41,050)
Monsanto Company	140.00	Jan 2009	46	121,574	(198,030)
Monsanto Company	135.00	Jan 2009	35	85,460	(135,100)
Monsanto Company	130.00	Jan 2009	77	238,342	(292,523)
Monsanto Company	125.00	Jan 2009	61	159,120	(209,840)
Monsanto Company	140.00	Jan 2010	55	201,856	(275,825)
Monsanto Company	120.00	Jan 2010	15	42,855	(54,000)
Onyx Pharmaceuticals, Inc.	30.00	Jan 2009	38	37,125	(9,310)
Onyx Pharmaceuticals, Inc.	45.00	Jan 2009	26	34,421	(27,690)
Onyx Pharmaceuticals, Inc.	50.00	Jan 2009	26	41,310	(38,220)
Onyx Pharmaceuticals, Inc.	35.00	Jan 2009	37	40,252	(17,390)
OSI Pharmaceuticals, Inc.	30.00	Jan 2009	38	19,442	(2,850)
Pfizer, Inc.	25.00	Jan 2009	63	15,008	(44,730)
Schein Henry, Inc.	60.00	Jan 2009	48	30,974	(37,440)
Schein Henry, Inc.	60.00	Jan 2010	9	9,263	(8,775)
Schering-Plough Corp.	35.00	Jan 2009	14	14,288	(23,100)
Schering-Plough Corp.	30.00	Jan 2009	30	19,936	(34,500)
Schering-Plough Corp.	15.00	Jan 2010	31	11,695	(5,193)
Sepracor, Inc.	22.50	Jan 2009	27	10,746	(14,310)
Shire Ltd.	50.00	Jan 2009	25	12,425	(12,750)
St. Jude Medical, Inc.	45.00	Jan 2009	25	6,925	(11,425)
Stericycle, Inc.	65.00	Feb 2009	9	6,813	(8,820)
Stryker Corp.	75.00	Jan 2009	66	55,111	(84,810)
Stryker Corp.	70.00	Jan 2009	13	9,581	(11,375)
Stryker Corp.	65.00	Jan 2009	26	13,984	(14,820)

Stryker Corp.	70.00	Jan 2010	10	11,470	(11,600)
Teva Pharmaceutical Industries, Ltd.	50.00	Jan 2009	59	32,580	(32,745)
Teva Pharmaceutical Industries, Ltd.	55.00	Jan 2009	5	3,985	(4,875)
Teva Pharmaceutical Industries, Ltd.	40.00	Jan 2010	28	12,796	(12,180)
Unitedhealth Group, Inc.	40.00	Jan 2009	7	5,989	(10,185)
Unitedhealth Group, Inc.	45.00	Jan 2009	9	11,263	(17,505)
Unitedhealth Group, Inc.	35.00	Jan 2009	42	17,850	(42,000)
Universal American Financial Corp.	12.50	Jan 2009	32	6,144	(5,280)
Valeant Pharmaceuticals International	20.00	Jan 2010	26	15,002	(10,270)
Vertex Pharmaceuticals, Inc.	30.00	Jan 2009	51	37,366	(16,830)
Walgreen Company	40.00	Jan 2009	147	54,958	(133,770)
Walgreen Company	45.00	Jan 2009	19	13,243	(26,695)
Waters Corp.	60.00	Jan 2009	39	25,167	(20,670)
Waters Corp.	65.00	Jan 2009	5	3,029	(4,200)
Wellcare Health Plans, Inc.	35.00	Jan 2009	95	126,009	(48,450)
WellPoint, Inc.	45.00	Jan 2009	13	6,976	(5,200)
WellPoint, Inc.	70.00	Jan 2009	1	777	(2,315)
Wyeth	50.00	Jan 2009	80	59,295	(106,800)
Wyeth	40.00	Jan 2009	38	22,231	(17,670)
Wyeth	50.00	Jan 2010	30	22,247	(44,250)
Wyeth	45.00	Jan 2010	30	18,210	(32,700)
Xenoport, Inc.	45.00	Jan 2009	21	21,320	(10,920)
Zimmer Holdings, Inc.	90.00	Jan 2009	3	3,981	(7,620)
Zimmer Holdings, Inc.	75.00	Jan 2009	20	18,610	(22,400)
Zimmer Holdings, Inc.	85.00	Jan 2009	3	3,081	(6,120)
Zimmer Holdings, Inc.	70.00	Jan 2010	31	28,737	(31,000)

			5,543	$4,796,361	($5,962,312)

Options on Exchange -Traded Futures Contracts

				Number
				of
Fund	Name of Issuer	Exercise Price	Expiration Date	Contracts	Premium	Value

Global Bond	Puts

	EURIBOR Futures	$95.20	Mar 2009	295	$151,705	($134,973)

				295	$151,705	($134,973)

Real Return Bond	Calls

	U.S. Treasury 10-Year Note Futures	$119.00	Nov 2008	8	$5,355	($4,875)
	U.S. Treasury 10-Year Note Futures	118.00	Nov 2008	215	142,916	(174,688)
	U.S. Treasury 30-Year Bond Futures	121.00	Nov 2008	30	26,644	(38,438)
	U.S. Treasury 30-Year Bond Futures	120.00	Nov 2008	23	18,989	(35,938)

				276	$193,904	($253,939)
	Puts

	U.S. Treasury 10-Year Note Futures	$113.00	Nov 2008	213	$107,952	($272,906)
	U.S. Treasury 30-Year Bond Futures	111.00	Nov 2008	23	16,833	(16,531)

				236	$124,785	($289,437)

Strategic Bond	Calls

	Eurodollar Futures	$96.50	Dec 2008	27	$17,752	($28,012)
	Eurodollar Futures	97.50	Mar 2009	38	12,872	(19,000)
	U.S. Treasury 10-Year Note Futures	119.00	Nov 2008	77	54,631	(46,922)
	U.S. Treasury 10-Year Note Futures	120.00	Nov 2008	38	18,216	(16,625)
	U.S. Treasury 10-Year Note Futures	118.00	Nov 2008	38	27,122	(30,875)
	U.S. Treasury 10-Year Note Futures	117.50	Nov 2008	492	398,931	(461,250)
	U.S. Treasury 10-Year Note Futures	115.50	Nov 2008	49	44,630	(78,859)
	U.S. Treasury 10-Year Note Futures	117.00	Nov 2008	68	44,098	(73,313)

				827	618,252	($754,856)
	Puts

	U.S. Treasury 5-Year Note Futures	$112.000	Nov 2008	43	$24,801	($58,453)
	U.S. Treasury 10-Year Note Futures	116.50	Nov 2008	43	47,879	(133,703)
	U.S. Treasury 10-Year Note Futures	115.00	Nov 2008	75	56,438	(165,234)
	U.S. Treasury 10-Year Note Futures	114.00	Nov 2008	58	39,179	(98,781)
	U.S. Treasury 10-Year Note Futures	113.00	Nov 2008	38	18,216	(48,688)
	U.S. Treasury 10-Year Note Futures	112.00	Nov 2008	76	51,292	(72,438)
	U.S. Treasury 10-Year Note Futures	111.00	Nov 2008	38	22,966	(26,719)
	U.S. Treasury 10-Year Note Futures	108.00	Nov 2008	66	34,857	(17,531)

				437	$295,628	($621,547)

Total Return	Calls

	U.S. Treasury 10-Year Note Futures	$119.00	Nov 2008	190	$104,213	($115,781)

				190	$104,213	($115,781)
	Puts

	U.S. Treasury 10-Year Note Futures	$113.00	Nov 2008	190	$107,338	($243,438)

				190	$107,338	($243,438)

U.S. Government Securities	Calls

	Eurodollar Futures	$97.625	Sep 2009	186	$144,320	($119,738)

				186	$144,320	($119,738)

Interest Rate Swaptions

				Pay/Receive
				Floating	Exercise			Notional
Portfolio	Name of Issuer	Counterparty	Floating Rate Index	Rate	Rate	Expiration Date		Amount	Premium	Value

Global Bond	Calls

	2-Year Interest Rate		6 Month EUR-
	Swap	HSBC Bank USA, N.A.	EURIBOR	Receive	5.29%	Jun 2009	EUR	12,500,000	$166,152	($306,483)
	5-Year Interest Rate
	Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	4.15%	Aug 2009	USD	6,700,000	168,170	(135,987)
	5-Year Interest Rate	Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.30%	Aug 2009	USD	137,300,000	3,293,484	(3,198,706)

	Swap
	7-Year Interest Rate
	Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	4.25%	Feb 2009	USD	34,000,000	499,800	(677,195)
	7-Year Interest Rate	Morgan Stanley Capital Services,
	Swap	Inc.	3 Month USD-LIBOR	Receive	4.90%	Jul 2009	USD	33,400,000	1,123,576	(1,462,165)
	7-Year Interest Rate
	Swap	Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.40%	Aug 2009	USD	32,000,000	1,048,313	(890,608)
	7-Year Interest Rate
	Swap	Merrill Lynch Capital Services	3 Month USD-LIBOR	Receive	4.40%	Aug 2009	USD	4,800,000	158,400	(133,591)
	7-Year Interest Rate
	Swap	Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.55%	Aug 2009	USD	17,600,000	538,874	(564,898)
	7-Year Interest Rate
	Swap	Merrill Lynch Capital Services	3 Month USD-LIBOR	Receive	5.32%	Aug 2009	USD	18,700,000	506,770	(1,119,470)
	7-Year Interest Rate
	Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	5.32%	Aug 2009	USD	36,200,000	969,490	(2,167,102)
	7-Year Interest Rate
	Swap	Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	5.32%	Aug 2009	USD	8,200,000	227,345	(490,891)
	7-Year Interest Rate		6 Month EUR-
	Swap	Deutsche Bank AG	EURIBOR	Receive	4.23%	Sep 2009	EUR	21,700,000	283,402	(294,113)
	30-Year Interest Rate
	Swap	JP Morgan Chase Bank	3 Month USD-LIBOR	Receive	4.65%	Jan 2009	USD	7,200,000	94,680	(299,673)

								370,300,000	$9,078,456	($11,740,882)

	Puts

	2.-Year Interest Rate		6 Month EUR-
	Swap	HSBC Bank USA, N.A.	EURIBOR	Receive	5.29%	Jun 2009	EUR	12,500,000	$166,152	($42,692)
	30-Year Interest Rate		6 Month EUR-
	Swap	Citibank N.A.	EURIBOR	Receive	5.20%	Dec 2008	EUR	3,200,000	73,168	(5,946)
	30-Year Interest Rate
	Swap	JP Morgan Chase Bank	3 Month USD-LIBOR	Receive	5.65%	Jan 2009	USD	7,200,000	129,960	(54,507)

								22,900,000	$369,280	($103,145)

Real Return Bond	Calls

	5-Year Interest Rate
	Swap	Barclay Bank PLC	3 Month USD-LIBOR	Receive	4.15%	Aug 2009	USD	300,000	$7,530	($6,089)
	7-Year Interest Rate
	Swap	Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.55%	Aug 2009	USD	800,000	24,494	(25,677)
	7-Year Interest Rate
	Swap	Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.40%	Aug 2009	USD	1,500,000	49,095	(41,747)
	7-Year Interest Rate
	Swap	Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	5.37%	Sep 2010	USD	7,000,000	220,115	(401,583)
	7-Year Interest Rate	Goldman Sachs Capital Markets,
	Swap	L.P.	3 Month USD-LIBOR	Receive	5.37%	Sep 2010	USD	7,000,000	225,050	(401,583)

								16,600,000	$526,284	($876,679)

	Puts

	7-Year Interest Rate
	Swap	Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	5.37%	Sep 2010	USD	7,000,000	$220,115	($177,295)
	7-Year Interest Rate	Goldman Sachs Capital Markets,
	Swap	L.P.	3 Month USD-LIBOR	Receive	5.37%	Sep 2010	USD	7,000,000	225,050	(177,295)

								14,000,000	$445,165	($354,590)

Total Return	Calls

	5-Year Interest Rate
	Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	4.30%	Feb 2009	USD	50,600,000	$1,249,130	($1,095,399)
	5-Year Interest Rate
	Swap	Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.20%	Jul 2009	USD	13,000,000	287,300	(274,251)
	5-Year Interest Rate
	Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	4.15%	Aug 2009	USD	16,600,000	416,660	(336,922)
	7-Year Interest Rate
	Swap	Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.30%	Dec 2008	USD	17,300,000	467,100	(307,482)
	7-Year Interest Rate
	Swap	Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.30%	Dec 2008	USD	133,900,000	3,435,615	(2,379,872)
	7-Year Interest Rate
	Swap	Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.25%	Feb 2009	USD	54,100,000	1,631,115	(1,077,537)
	7-Year Interest Rate
	Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	4.60%	Feb 2009	USD	25,200,000	808,920	(782,437)
	7-Year Interest Rate
	Swap	Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.55%	Aug 2009	USD	42,300,000	1,295,135	(1,357,682)
	7-Year Interest Rate
	Swap	Merrill Lynch Capital Services	3 Month USD-LIBOR	Receive	4.40%	Aug 2009	USD	11,600,000	382,800	(322,845)
	7-Year Interest Rate
	Swap	Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.40%	Aug 2009	USD	77,500,000	2,537,700	(2,156,941)

								442,100,000	$12,511,475	($10,091,368)

Foreign Currency Options

				Expiration		Notional
Portfolio	Name of Issuer		Exercise Price	Date		Amount	Premium	Value

Global Bond	Puts

	OTC U.S. Dollar versus British Pound	GBP	1.71	Oct 2008	USD	2,958,000	$29,326	($29,713)
	OTC U.S. Dollar versus Euro Dollar	EUR	1.39	Oct 2008	USD	5,155,000	44,578	(48,253)

						8,113,000	$73,904	($77,966)

Securities Lending The Portfolios may lend portfolio securities from time to time in order to earn additional income. The Portfolios retain beneficial ownership of the securities it has loaned and continue to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Portfolios receive cash collateral against the loaned securities and maintain the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Portfolios and any additional required cash collateral is delivered to the Portfolios on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolios could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Portfolios may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

All Portfolios, with the exception of the Lifestyle Portfolios, may enter into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Portfolios to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Portfolios. The risk of having one primary borrower of Portfolio securities (as opposed to several borrowers in an agency relationship) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or loss of rights in the collateral) .

Mortgage Dollar Rolls All Portfolios, with the exception of the Lifestyle Portfolios, may enter into mortgage dollar rolls in which they sell debt securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price or a lower price on an agreed upon date. The Portfolios account for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the forward price for the future purchase (often referred to as the “drop”) as well as the interest earned on the cash proceeds of the initial sale. A Portfolio may also be compensated by the receipt of a commitment fee. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Portfolio is able to repurchase them. There can be no assurance that the Portfolio’s use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its costs.

Inflation -Indexed Bonds All Portfolios of the Trust with the exception of the Lifestyle Portfolios, may invest in inflation -indexed bonds. Inflation -indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation -indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation.

Short Sales Certain Portfolios may make short sales of securities. This means a Portfolio may sell a security that it does not own in anticipation of a decline in the market value of the security. The Portfolio generally borrows the security to deliver to the buyer in a short sale. The Portfolio must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The Portfolio must pay the lender interest on the security it borrows, and the Portfolio will lose money if the price of the security increases between the time of the short sale and the date when the Portfolio replaces the borrowed security. Certain of the Portfolios may also make short sales “against the box.’’ In a short sale against the box, at the time of sale, the Portfolio owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a Portfolio closes its short position or replaces a borrowed security, the Portfolio will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Futures All Portfolios, with the exception of the Lifestyle Portfolios, may purchase and sell financial futures contracts and options on those contracts. The Portfolios may invest in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the Portfolios.

Initial margin deposits required upon entering into futures contracts are satisfied by the pledging of specific securities or cash as collateral at the broker (the Portfolios’ agent in acquiring the futures position) . If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Portfolio realizes a gain or loss.

When a Portfolio sells a futures contract based on a financial instrument, the Portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Portfolio realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Portfolio could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts at September 30, 2008:

						Unrealized
						Appreciation
Fund	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	(Depreciation)

500 Index	S&P 500 Index Futures	77	Long	Dec 2008	$22,503,250	($927,351)

						($927,351)

500 Index B	S&P 500 Index Futures	13	Long	Dec 2008	$3,799,250	($154,464)

						($154,464)

All Cap Core	Russell 2000 Futures	18	Long	Dec 2008	$6,105,600	($371,401)
	Russell E-mini 2000 Index Futures	737	Long	Dec 2008	49,998,080	(3,042,218)
	S&P 500 E-mini Futures	510	Long	Dec 2008	29,809,500	(1,558,924)
	S&P 500 Index Futures	25	Long	Dec 2008	7,306,250	(519,390)

						($5,491,933)

Core Allocation Plus	10-Year German Euro-BUND Futures	3	Long	Dec 2008	$485,987	$2,903
	DJ Euro STOXX 50 Index Futures	2	Long	Dec 2008	86,214	(1,103)
	MSCI EAFE E-mini Index Futures	26	Long	Dec 2008	2,083,900	(49,449)
	S&P 500 E-mini Futures	59	Long	Dec 2008	3,448,550	(93,305)

	U.K. Treasury Bond Futures	2	Long	Dec 2008	398,772	1,220
	U.S. Treasury 10-Year Note Futures	12	Long	Dec 2008	1,375,500	(9,254)
	S&P 500 E-mini Futures	1	Short	Dec 2008	58,450	(1,539)
	U.S. Treasury 10-Year Note Futures	2	Short	Dec 2008	229,250	1,839
	U.S. Treasury 30-Year Bond Futures	1	Short	Dec 2008	117,172	388

						($148,300)

Global Allocation	EOE Dutch Stock Index Futures	18	Long	Oct 2008	$1,679,309	($251,276)
	FTSE 100 Index Futures	50	Long	Dec 2008	4,420,625	(169,411)
	S&P 500 Index Futures	54	Long	Dec 2008	15,781,500	(459,339)
	S&P MIB Index Future	10	Long	Dec 2008	1,808,038	(94,956)
	DAX Index Futures	12	Short	Dec 2008	2,486,739	54,904
	Hang Seng Stock Index Futures	10	Short	Oct 2008	1,164,350	56,923
	S&P TSE 60 Index Futures	14	Short	Dec 2008	1,862,983	140,667
	SPI 200 Index Futures	28	Short	Dec 2008	2,591,626	122,252
	U.S. Treasury 5-Year Note Futures	145	Short	Dec 2008	16,273,984	64,797

						($535,439)

Global Bond	EURIBOR Futures	154	Long	Dec 2008	$51,484,877	$51,588
	EURIBOR Futures	476	Long	Mar 2009	160,123,492	535,572
	EURIBOR Futures	95	Long	Jun 2009	32,042,680	157,146
	EURIBOR Futures	22	Long	Dec 2009	7,424,669	74,332
	Eurodollar Futures	300	Long	Oct 2008	72,075,000	(830,625)
	Eurodollar Futures	300	Long	Dec 2008	72,408,750	(603,750)
	U.S. Treasury 30-Year Bond Futures	570	Long	Dec 2008	66,787,969	(650,726)
	5-Year German Euro-BOBL Futures	332	Short	Dec 2008	51,279,662	(286,853)
	10-Year Canada Government Bond Futures	42	Short	Dec 2008	4,624,045	70,312
	10-Year German Euro-BUND Futures	128	Short	Dec 2008	20,735,435	(110,287)
	Australia Treasury 3-Year Bond Futures	319	Short	Dec 2008	(25,857,420)	(186,991)
	Banker Acceptance Futures	245	Short	Mar 2009	(55,825,699)	11,487
	U.S. Treasury 10-Year Note Futures	977	Short	Dec 2008	111,988,625	(2,524,391)

						($4,293,186)

International Core	CAC 40 Index Futures	85	Long	Oct 2008	$4,840,968	($46,456)
	DAX Index Futures	158	Long	Dec 2008	32,742,057	(744,104)
	EOE Dutch Stock Index Future	3	Long	Oct 2008	279,885	(18,432)
	FTSE 100 Index Futures	24	Long	Dec 2008	2,121,900	21,823
	Hang Seng Stock Index Futures	5	Long	Oct 2008	582,175	(30,960)
	MSCI Singapore Index Future	70	Long	Oct 2008	2,861,677	(81,799)
	OMX 30 Stock Index Futures	18	Long	Oct 2008	201,544	(4,102)
	S&P/MIB Index Futures	16	Long	Dec 2008	2,892,861	(129,209)
	Topix Index Futures	257	Long	Dec 2008	26,242,490	(2,199,014)
	IBEX 35 Index Futures	73	Short	Oct 2008	11,255,821	84,124
	S&P TSE 60 Index Futures	94	Short	Dec 2008	12,508,602	510,638
	SPI 200 Index Futures	158	Short	Dec 2008	14,624,173	516,576

						($2,120,915)

International Equity Index A	CAC 40 10 Euro Futures	27	Long	Dec 2008	$1,539,620	($44,132)
	DAX Index Futures	5	Long	Dec 2008	1,036,141	(25,793)
	EOE Dutch Stock Index Futures	4	Long	Oct 2008	373,180	(55,819)
	FTSE 100 Index Futures	17	Long	Dec 2008	1,503,013	(28,746)
	Hang Seng Stock Index Futures	4	Long	Oct 2008	465,740	(22,109)
	IBEX 35 Index Futures	5	Long	Oct 2008	770,947	5,436
	MSCI Taiwan Index Futures	36	Long	Oct 2008	785,880	(66,218)
	OMX 30 Stock Index Futures	44	Long	Oct 2008	492,663	(24,611)
	S&P TSE 60 Index Futures	8	Long	Dec 2008	1,064,562	(79,265)
	S&P/MIB Index Futures	3	Long	Dec 2008	542,411	(33,944)
	SPI 200 Index Futures	5	Long	Dec 2008	462,790	(9,508)
	Topix Index Futures	24	Long	Dec 2008	2,450,661	(272,502)

						($657,211)

International Equity Index B	CAC 40 10 Euro Futures	28	Long	Dec 2008	$1,596,643	($45,766)
	DAX Index Futures	6	Long	Dec 2008	1,243,369	(30,952)
	EOE Dutch Stock Index Futures	7	Long	Oct 2008	653,065	(97,684)
	FTSE 100 Index Future	27	Long	Dec 2008	2,387,138	(45,655)
	Hang Seng Stock Index Futures	5	Long	Oct 2008	582,175	(28,115)
	IBEX 35 Index Futures	4	Long	Oct 2008	616,757	4,349
	MSCI Taiwan Index Future	62	Long	Oct 2008	1,353,460	(113,940)
	OMX 30 Stock Index Futures	64	Long	Oct 2008	716,601	(35,798)
	S&P TSE 60 Index Futures	9	Long	Dec 2008	1,197,632	(89,173)
	S&P/MIB Index Future	3	Long	Dec 2008	542,411	(33,944)
	SPI 200 Index Futures	10	Long	Dec 2008	925,581	(19,015)
	Topix Index Futures	26	Long	Dec 2008	2,654,882	(296,761)

						($832,454)

Investment Quality Bond	U.S. Treasury 5-year Note Futures	39	Long	Dec 2008	$4,377,141	$14,525
	U.S. Treasury 10-year Note Futures	73	Long	Dec 2008	8,367,625	(77,749)

						($63,224)

Managed	S&P 500 E-mini Futures	109	Long	Dec 2008	6,371,050	($487,719)

						($487,719)

Mid Cap Index	S&P Mid 400 E-mini Index Futures	333	Long	Dec 2008	24,318,990	($614,323)

						($614,323)

Real Return Bond	2-Year German Euro-BUND Futures	14	Long	Dec 2008	$2,057,247	$16,359
	90 Day Sterling Futures	267	Long	Jun 2009	56,517,311	460,026
	EURIBOR Futures	68	Long	Dec 2008	22,733,582	(128,039)
	EURIBOR Futures	43	Long	Mar 2009	14,464,937	(29,511)
	EURIBOR Futures	110	Long	Jun 2009	37,102,050	33,611
	EURIBOR Futures	93	Long	Sep 2009	31,431,923	72,009
	EURIBOR Futures	93	Long	Dec 2009	31,386,099	44,187

	Eurodollar Futures	224	Long	Dec 2008	54,065,200	(67,600)
	Eurodollar Futures	212	Long	Mar 2009	51,428,550	662,750
	Eurodollar Futures	610	Long	Jun 2009	147,864,000	349,275
	Eurodollar Futures	833	Long	Sep 2009	201,742,188	2,266,850
	Eurodollar Futures	296	Long	Dec 2009	71,454,400	213,975
	Eurodollar Futures	296	Long	Mar 2010	71,336,000	198,325
	LIBOR Futures	226	Long	Dec 2008	47,276,111	(489,165)
	LIBOR Futures	61	Long	Mar 2009	12,876,949	26,838
	10-Year German Euro-BUND Futures	194	Short	Dec 2008	31,427,144	(207,907)
	10-Year Japan Government Bond Futures	24	Short	Dec 2008	31,037,187	165,953
	U.K Treasury Bond Futures	48	Short	Dec 2008	9,570,525	(38,964)
	U.S. Treasury 5-Year Note Futures	19	Short	Dec 2008	2,132,453	297

						$3,549,269

Small Cap Index	Russell E-mini 2000 Index Futures	282	Long	Dec 2008	19,130,880	($842,049)

						($842,049)

Small Cap	Russell 2000 Futures	47	Long	Dec 2008	15,942,400	($215,100)

						($215,100)

Spectrum Income	2-Year German Euro-BUND Futures	22	Long	Dec 2008	$3,232,816	$22,270
	5-Year German Euro-BOBL Futures	9	Long	Dec 2008	1,390,111	(824)
	10-Year German Euro-BUND Futures	10	Long	Dec 2008	1,619,956	3,097
	U.S. Treasury 5-Year Note Futures	19	Long	Dec 2008	2,132,453	1,953
	U.S. Treasury 10-Year Note Futures	8	Long	Dec 2008	917,000	(15,344)
	U.S. Treasury 30-Year Bond Futures	7	Long	Dec 2008	820,203	(9,247)
	10-Year Canada Government Bond Futures	35	Short	Dec 2008	3,853,371	59,197
	U.K. Treasury Bond Futures	8	Short	Dec 2008	1,595,087	(6,258)
	U.S. Treasury 2-Year Note Futures	8	Short	Dec 2008	1,707,500	(7,782)
	U.S. Treasury 10-Year Note Futures	16	Short	Dec 2008	1,834,000	25,398

						$72,460

Strategic Bond	10-Year German Euro-BUND Futures	568	Long	Dec 2008	$92,013,492	($75,754)
	Eurodollar Futures	281	Long	Mar 2009	68,167,088	161,333
	Eurodollar Futures	150	Long	Jun 2009	36,360,000	(121,706)
	LIBOR Futures	54	Long	Mar 2009	11,399,266	113,135
	U.K. Treasury Bond Futures	19	Long	Dec 2008	3,788,333	16,611
	U.S. Treasury 5-Year Note Futures	613	Long	Dec 2008	68,799,687	280,739
	Australian Dollar Futures	22	Short	Dec 2008	1,734,920	11,990
	British Pound Futures	47	Short	Dec 2008	5,240,500	(118,616)
	Euro Currency Futures	133	Short	Dec 2008	23,497,775	(289,777)
	U.S. Treasury 10-Year Note Futures	80	Short	Dec 2008	9,170,000	81,764
	U.S. Treasury 30-Year Bond Futures	106	Short	Dec 2008	12,420,221	(7,298)

						$52,421

Strategic Income	U.S. Treasury 10-year Note Futures	196	Short	Dec 2008	$22,466,500	$27,182

						$27,182

Total Return	90 Day Sterling Futures	547	Long	Jun 2009	$115,786,401	$1,174,601
	90 Day Sterling Futures	50	Long	Dec 2009	10,578,210	1,600
	EURIBOR Futures	185	Long	Dec 2008	61,848,716	135,476
	EURIBOR Futures	125	Long	Mar 2009	42,049,236	375,161
	EURIBOR Futures	74	Long	Jun 2009	24,959,561	268,978
	Eurodollar Futures	5,244	Long	Dec 2008	1,265,704,950	6,065,687
	Eurodollar Futures	2,771	Long	Mar 2009	672,209,963	4,748,288
	Eurodollar Futures	1,634	Long	Jun 2009	396,081,600	513,375
	Eurodollar Futures	907	Long	Sep 2009	219,664,063	231,275
	Eurodollar Futures	751	Long	Dec 2009	181,291,400	(201,638)
	Eurodollar Futures	547	Long	Mar 2010	131,827,000	8,525
	Eurodollar Futures	23	Long	Jun 2010	5,528,913	6,325
	Eurodollar Futures	23	Long	Sep 2010	5,514,538	6,738
	LIBOR Futures	411	Long	Dec 2008	85,975,582	(407,105)
	LIBOR Futures	842	Long	Mar 2009	177,744,112	1,566,332
	U.S. Treasury 10-Year Note Futures	636	Long	Dec 2008	72,901,500	(680,250)

						$13,813,368

Total Stock Market Index	Russell 2000 Futures	3	Long	Dec 2008	$1,017,600	($51,996)
	S&P 500 Index Futures	20	Long	Dec 2008	5,845,000	(299,865)
	S&P Midcap 400 Index Futures	1	Long	Dec 2008	365,150	(18,707)

						($370,568)

U.S Government Securities	Eurodollar Futures	250	Long	Dec 2008	$60,340,625	($288,750)
	Eurodollar Futures	150	Long	Mar 2009	36,388,125	59,701
	Eurodollar Futures	186	Long	Sep 2009	45,046,875	103,933
	U.S. Treasury 2-Year Note Futures	117	Long	Dec 2008	24,972,199	142,817
	U.S. Treasury 5-Year Note Futures	955	Long	Dec 2008	107,183,852	398,819
	U.S. Treasury 10-Year Note Futures	605	Short	Dec 2008	69,348,125	479,867
	U.S. Treasury 30-Year Bond Futures	65	Short	Dec 2008	7,616,174	49,134

						$945,521

U.S. Multi Sector	S&P 500 E-mini Futures	306	Long	Dec 2008	$17,885,700	($1,369,194)

						($1,369,194)
Swap Contracts All Portfolios, with the exception of Lifestyle Portfolios, may enter into may enter into swap agreements. A swap is an exchange of cash payments between the portfolio and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation. A liquidation payment received or made upon early termination is recorded as a realized gain or loss. Upfront payments made and/or received by the Portfolios are recorded as an asset and/or liability and are recorded as a realized gain or loss on the termination date. Risk of loss may exceed amounts recognized and these risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument.

Certain Portfolios hold interest rate swap agreements which involve the periodic exchange of cash flows, such as the exchange of fixed rate interest payments for floating rate interest payments based on a notional principal amount. The interest rates may be based on a specific financial index or the exchange of two distinct floating rate payments. The Portfolios may enter into an interest rate swap in order to manage its exposure to interest and foreign exchange rate fluctuations.

Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, or (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy) . Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Certain Portfolios may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a Portfolio assumes the market and credit risk of the underlying instrument, including liquidity and loss of value.

In a currency swap a Portfolio would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies.

The Portfolios had the following interest rate swap contracts open at September 30, 2008:

							Unamortized
					Payments		Upfront	Unrealized
				Payments Made	Received by	Termination	Payment Made	Appreciation	Market
Portfolio	Counterparty	Notional Amount	Currency	by Fund	Fund	Date	(Received)	(Depreciation)	Value

Global Bond
	Bank of America N.A.	2,500,000	CAD	Fixed 4.250%	3 Month BA-CDOR	Dec 2013	($23,945)	($40,353)	($64,298)
	Bank of America N.A.	16,100,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	575,253	(1,319,780)	(744,527)
	Bank of Nova Scotia	7,500,000	CAD	Fixed 4.250%	3 Month BA-CDOR	Dec 2013	(76,225)	(116,668)	(192,893)
	Barclays Bank PLC	6,200,000	EUR	6 Month EURIBOR	Fixed 4.500%	Mar 2014	(63,539)	19,438	(44,101)
	Barclays Bank PLC	73,000,000	EUR	6 Month EURIBOR	Fixed 4.000%	Sep 2009	(376,159)	(1,249,564)	(1,625,723)
	Barclays Bank PLC	2,500,000	EUR	FRCPXTOB	Fixed 1.948%	Mar 2012	-	(98,527)	(98,527)
	Barclays Bank PLC	149,700,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2015	928,140	(1,120,190)	(192,050)
	Barclays Bank PLC	30,900,000	GBP	Fixed 4.500%	6 Month LIBOR	Sep 2017	144,783	84,436	229,219
	Barclays Bank PLC	18,100,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2018	(642,550)	(50,030)	(692,580)
	Barclays Bank PLC	8,600,000	GBP	Fixed 4.000%	6 Month LIBOR	Dec 2035	(83,579)	304,967	221,388
	Barclays Bank PLC	9,700,000	EUR	Fixed 5.000%	6 Month EURIBOR	Sep 2038	(871,654)	(101,255)	(972,909)
	Barclays Bank PLC	35,400,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	845,056	(2,482,090)	(1,637,034)
	Barclays Bank PLC	1,600,000	GBP	6 Month LIBOR	Fixed 5.000%	Mar 2039	160,535	107,505	268,040
	Barclays Bank PLC	2,700,000	EUR	Fixed 5.000%	6 Month EURIBOR	Mar 2039	(35,452)	(246,904)	(282,356)
	BNP Paribas Securities Corp.	50,700,000	EUR	6 Month EURIBOR	Fixed 4.500%	Mar 2011	80,700	525	81,225
	BNP Paribas Securities Corp.	2,150,000,000	JPY	6 Month LIBOR	Fixed 1.500%	Jun 2013	39,242	81,158	120,400
	BNP Paribas Securities Corp.	8,300,000	GBP	6 Month LIBOR	Fixed 5.000%	Mar 2014	(22,574)	(17,337)	(39,911)
	BNP Paribas Securities Corp.	1,110,000,000	JPY	Fixed 2.000%	6 Month LIBOR	Dec 2017	(172,137)	(117,377)	(289,514)
	BNP Paribas Securities Corp.	1,100,000	EUR	Fixed 5.000%	6 Month EURIBOR	Sep 2038	12,943	(123,273)	(110,330)
	BNP Paribas Securities Corp.	300,000	EUR	Fixed 5.000%	6 Month EURIBOR	Mar 2039	(3,547)	(27,826)	(31,373)
	Citibank N.A.	2,500,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2013	(36,161)	610	(35,551)
	Citibank N.A.	55,000,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2018	(715,778)	(1,388,748)	(2,104,526)

Citibank N.A.	1,200,000	EUR	Fixed 5.500%	6 Month LIBOR	Sep 2038	(30,646)	(89,714)	(120,360)
Citibank N.A.	1,900,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	31,065	(118,928)	(87,863)
Citibank N.A.	4,100,000	CAD	Fixed 5.000%	3 Month BA-CDOR	Jun 2015	(132,199)	(154,055)	(286,254)
				6 Month BBR-
Citibank N.A.	17,100,000	AUD	Fixed 6.000%	BBSW	Jun 2015	(105,216)	398,650	293,434
Citibank N.A.	20,400,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2015	(840,072)	38,589	(801,483)
Citibank N.A.	5,100,000	GBP	Fixed 5.000%	6 Month LIBOR	Dec 2019	(80,358)	17,249	(63,109)
Credit Suisse International	3,300,000	GBP	6 Month LIBOR	Fixed 5.000%	Mar 2014	(70,829)	54,961	(15,868)
			6 Month BBR-
Credit Suisse International	15,300,000	AUD	BBSW	Fixed 7.250%	Jun 2013	(19,953)	440,786	420,833
Deutsche Bank AG	2,620,000,000	JPY	6 Month LIBOR	Fixed 1.500%	Jun 2013	50,240	96,480	146,720
Deutsche Bank AG	1,350,000,000	JPY	Fixed 2.000%	6 Month LIBOR	Dec 2017	(210,764)	(141,348)	(352,112)
Deutsche Bank AG	6,200,000	CAD	Fixed 4.500%	3 Month BA-CDOR	Sep 2037	(68,116)	261,061	192,945
Deutsche Bank AG	3,300,000	EUR	Fixed 5.000%	6 Month EURIBOR	Sep 2038	(56,458)	(274,532)	(330,990)
Deutsche Bank AG	1,400,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	(114,590)	49,849	(64,741)
Deutsche Bank AG	6,670,000,000	JPY	6 Month LIBOR	Fixed 1.000%	Mar 2009	(31,637)	23,381	(8,256)
			6 Month BBR-
Deutsche Bank AG	64,300,000	AUD	BBSW	Fixed 7.500%	Jun 2011	(774,770)	2,007,853	1,233,083
			6 Month BBR-
Deutsche Bank AG	60,000,000	AUD	BBSW	Fixed 7.250%	Jun 2011	(166,670)	1,109,209	942,539
			6 Month BBR-
Deutsche Bank AG	900,000	AUD	BBSW	Fixed 6.000%	Jun 2012	(5,901)	(6,227)	(12,128)
			6 Month BBR-
Deutsche Bank AG	800,000	AUD	BBSW	Fixed 7.250%	Jun 2013	(1,256)	23,260	22,004
Deutsche Bank AG	500,000,000	JPY	Fixed 2.500%	6 Month LIBOR	Dec 2027	(75,337)	(225,977)	(301,314)
Deutsche Bank AG	1,900,000	GBP	Fixed 4.100%	6 Month LIBOR	Jun 2036	-	236,714	236,714
Goldman Sachs	58,600,000	HKD	Fixed 4.235%	3 Month HIBOR	Dec 2008	-	(73,049)	(73,049)
Goldman Sachs	34,100,000	EUR	6 Month EURIBOR	Fixed 4.500%	Mar 2009	(294,127)	140,874	(153,253)
Goldman Sachs	500,000	EUR	Fixed 5.000%	6 Month EURIBOR	Mar 2009	(34,902)	(17,386)	(52,288)
Goldman Sachs	310,000,000	JPY	Fixed 1.300%	6 Month LIBOR	Sep 2011	(3,429)	(10,094)	(13,523)
Goldman Sachs	2,700,000	GBP	6 Month EURIBOR	Fixed 5.000%	Mar 2012	(19,760)	18,186	(1,574)
Goldman Sachs	5,300,000	GBP	6 Month LIBOR	Fixed 5.250%	Mar 2014	(1,032)	75,663	74,631
Goldman Sachs	25,200,000	GBP	6 Month LIBOR	Fixed 5.000%	Mar 2014	(12,657)	(108,519)	(121,176)
Goldman Sachs	54,000,000	SEK	6 Month STIBOR	Fixed 4.500%	Mar 2014	(56,033)	33,990	(22,043)
Goldman Sachs	44,000,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2018	(1,280,400)	(403,220)	(1,683,620)
Goldman Sachs	3,300,000	EUR	6 Month EURIBOR	Fixed 4.500%	Mar 2019	(56,955)	(2,523)	(59,478)
JPMorgan Chase Bank	29,700,000	EUR	6 Month EURIBOR	Fixed 4.500%	Mar 2009	(168,005)	(43,253)	(211,258)
JPMorgan Chase Bank	16,000,000	EUR	6 Month EURIBOR	Fixed 4.500%	Mar 2019	(274,180)	(14,196)	(288,376)
JPMorgan Chase Bank	35,000,000	EUR	Fixed 5.000%	6 Month EURIBOR	Mar 2039	(2,141,491)	(1,518,676)	(3,660,167)

Merrill Lynch Capital Services, Inc.	900,000	CAD	Fixed 4.250%	3 Month BA-CDOR	Dec 2013	(5,939)	(17,208)	(23,147)
Merrill Lynch Capital Services, Inc.	23,200,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2018	(702,960)	(184,767)	(887,727)
Merrill Lynch Capital Services, Inc.	3,100,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	(152,370)	9,014	(143,356)
Morgan Stanley Capital Services Inc.	5,900,000	EUR	Fixed 5.000%	6 Month EURIBOR	Mar 2009	(398,836)	(218,164)	(617,000)
Morgan Stanley Capital Services Inc.	24,000,000	EUR	6 Month EURIBOR	Fixed 4.500%	Mar 2014	3,810	(174,523)	(170,713)
Morgan Stanley Capital Services Inc.	62,600,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2018	(696,670)	(1,698,663)	(2,395,333)
Morgan Stanley Capital Services Inc.	400,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2028	2,420	(17,621)	(15,201)
Morgan Stanley Capital Services Inc.	4,000,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	(257,230)	72,254	(184,976)
Morgan Stanley Capital Services Inc.	62,700,000	EUR	6 Month EURIBOR	Fixed 4.000%	Sep 2009	(313,849)	(1,072,728)	(1,386,577)
Morgan Stanley Capital Services Inc.	2,000,000,000	JPY	Fixed 1.980%	6 Month LIBOR	Sep 2016	-	(860,979)	(860,979)
				6 Month BBR-
Morgan Stanley Capital Services Inc.	15,100,000	AUD	Fixed 6.500%	BBSW	Jun 2017	383,670	(503,302)	(119,632)
Morgan Stanley Capital Services Inc.	9,100,000	GBP	6 Month LIBOR	Fixed 5.000%	Mar 2018	(289,433)	149,499	(139,934)
Morgan Stanley Capital Services Inc.	22,300,000	EUR	6 Month EURIBOR	Fixed 6.000%	Jun 2034	4,013,194	391,242	4,404,436
Morgan Stanley Capital Services Inc.	8,000,000	EUR	6 Month EURIBOR	Fixed 4.500%	Jun 2034	(559,862)	476,039	(83,823)
Morgan Stanley Capital Services Inc.	1,080,000,000	JPY	Fixed 2.500%	6 Month LIBOR	Jun 2036	110,970	(615,598)	(504,628)
Morgan Stanley Capital Services Inc.	3,000,000	EUR	Fixed 5.000%	6 Month EURIBOR	Sep 2038	(239,139)	(61,761)	(300,900)
The Royal Bank of Scotland PLC	12,000,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	(828,270)	273,343	(554,927)
The Royal Bank of Scotland PLC	2,100,000	EUR	FRCPXTOB	Fixed 1.955%	Mar 2012	-	(86,653)	(86,653)
The Royal Bank of Scotland PLC	2,100,000	EUR	FRCPXTOB	Fixed 1.950%	Mar 2012	-	(87,877)	(87,877)
The Royal Bank of Scotland PLC	57,700,000	EUR	6 Month EURIBOR	Fixed 4.000%	Sep 2013	(52,331)	(2,392,010)	(2,444,341)
The Royal Bank of Scotland PLC	61,800,000	USD	3 Month LIBOR	Fixed 4.000%	Dec 2013	(423,330)	10,049	(413,281)
The Royal Bank of Scotland PLC	31,300,000	GBP	6 Month LIBOR	Fixed 5.000%	Mar 2016	(5,310)	(64,020)	(69,330)
The Royal Bank of Scotland PLC	2,600,000	EUR	6 Month EURIBOR	Fixed 4.500%	Jun 2034	(185,180)	157,938	(27,242)
The Royal Bank of Scotland PLC	600,000	GBP	Fixed 5.500%	6 Month LIBOR	Dec 2036	(76,176)	(85,961)	(162,137)
The Royal Bank of Scotland PLC	1,200,000	EUR	Fixed 5.000%	6 Month EURIBOR	Sep 2038	(9,953)	(110,407)	(120,360)
			6 Month BBR-
UBS AG	7,300,000	AUD	BBSW	Fixed 7.250%	Jun 2011	(30,447)	145,123	114,676
UBS AG	1,980,000,000	JPY	6 Month LIBOR	Fixed 1.500%	Jun 2013	(98,029)	208,909	110,880
			6 Month BBR-
UBS AG	10,600,000	AUD	BBSW	Fixed 7.000%	Jun 2014	242,833	27,962	270,795
				6 Month BBR-
UBS AG	11,900,000	AUD	Fixed 6.000%	BBSW	Jun 2015	(95,674)	299,899	204,225

						($8,047,177)	($12,107,196)	($20,154,373)

Real Return Bond
Bank of America N.A.	3,400,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2018	($113,084)	($17,014)	($130,098)
Bank of America N.A.	15,400,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2023	153,076	(714,796)	(561,720)

Bank of America N.A.	48,900,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	(1,769,288)	(492,039)	(2,261,327)
Barclays Bank PLC	3,900,000	GBP	6 Month LIBOR	Fixed 5.000%	Jun 2009	(12,815)	(46,439)	(59,254)
			6 Month BBR-
Barclays Bank PLC	16,100,000	AUD	BBSW	Fixed 7.000%	Dec 2009	8,015	85,803	93,818
Barclays Bank PLC	1,800,000	EUR	FRCPXTOB	Fixed 2.103%	Oct 2010	-	(14,242)	(14,242)
Barclays Bank PLC	15,488,543	BRL	CDI	Fixed 10.680%	Jan 2012	(162,724)	(873,258)	(1,035,982)
Barclays Bank PLC	1,100,000	EUR	FRCPXTOB	Fixed 1.948%	Mar 2012	528	(43,880)	(43,352)
Barclays Bank PLC	300,000	EUR	FRCPXTOB	Fixed 1.960%	Apr 2012	-	(12,239)	(12,239)
Barclays Bank PLC	800,000	EUR	FRCPXTOB	Fixed 1.980%	Apr 2012	-	(33,187)	(33,187)
Barclays Bank PLC	1,800,000	EUR	FRCPXTOB	Fixed 2.070%	Sep 2012	-	(65,621)	(65,621)
Barclays Bank PLC	3,400,000	EUR	FRCPXTOB	Fixed 2.138%	Jan 2016	-	(140,418)	(140,418)
			28-Day Mexico
			Interbank TIIE
Barclays Bank PLC	13,000,000	MXN	Banxico	Fixed 8.720%	Sep 2016	-	(3,823)	(3,823)
			28-Day Mexico
			Interbank TIIE
Barclays Bank PLC	10,500,000	MXN	Banxico	Fixed 8.330%	Feb 2017	-	(27,079)	(27,079)
Barclays Bank PLC	3,700,000	GBP	UKRPI	Fixed 3.250%	Dec 2017	14,099	(322,773)	(308,674)
				6 Month BBR-
Barclays Bank PLC	2,000,000	AUD	Fixed 6.750%	BBSW	Dec 2017	1,416	(46,987)	(45,571)
Barclays Bank PLC	3,700,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2028	(45,140)	(95,466)	(140,606)
Barclays Bank PLC	5,200,000	GBP	Fixed 4.000%	6 Month LIBOR	Dec 2035	101,386	32,476	133,862
Barclays Bank PLC	1,400,000	GBP	Fixed 5.000%	6 Month LIBOR	Mar 2039	(142,156)	(92,379)	(234,535)
Barclays Bank PLC	31,400,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2018	820,978	(2,022,471)	(1,201,493)
BNP Paribas	2,000,000	EUR	FRCPXTOB	Fixed 2.090%	Oct 2010	-	(16,371)	(16,371)
BNP Paribas	2,600,000	EUR	FRCPXTOB	Fixed 2.040%	Feb 2011	-	(40,429)	(40,429)
BNP Paribas	4,500,000	EUR	FRCPXTOB	Fixed 1.988%	Dec 2011	-	(142,981)	(142,981)
Citibank N.A	15,000,000	EUR	FRCPXTOB	Fixed 2.110%	Nov 2008	-	(538,174)	(538,174)
			6 Month BBR-
Citibank N.A	4,300,000	AUD	BBSW	Fixed 6.500%	Jan 2010	(1,658)	(11,508)	(13,166)
Citibank N.A.	3,800,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	100,700	(276,427)	(175,727)
Credit Suisse International	28,800,000	USD	3 month LIBOR	Fixed 4.000%	Jun 2010	194,400	(15,705)	178,695
Credit Suisse International	6,900,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2010	(132,824)	43,068	(89,756)
Credit Suisse International	2,700,000	GBP	Fixed 4.000%	6 Month LIBOR	Dec 2035	57,066	12,439	69,505
Credit Suisse International	1,700,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	(101,099)	22,484	(78,615)
Deutsche Bank AG	17,000,000	AUD	AUD-BBR-BBSW	Fixed 6.500%	Jan 2010	(8,590)	(43,463)	(52,053)
Deutsche Bank AG	10,400,000	EUR	6 Month EURIBOR	Fixed 4.500%	Mar 2010	(3,917)	(57,602)	(61,519)
Deutsche Bank AG	18,700,000	GBP	6 Month LIBOR	Fixed 6.000%	Mar 2010	234,146	97,939	332,085
			6 Month BBR-
Deutsche Bank AG	60,500,000	AUD	BBSW	Fixed 7.000%	Jun 2010	3,079	276,752	279,831

Deutsche Bank AG	83,800,000	USD	3 month LIBOR	Fixed 4.000%	Jun 2010	508,050	11,904	519,954
Deutsche Bank AG	5,000,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2021	297,049	(531,449)	(234,400)
Deutsche Bank AG	300,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	(24,555)	10,682	(13,873)
Goldman Sachs	10,800,000	EUR	6 Month EURIBOR	Fixed 4.500%	Mar 2011	(22,725)	40,027	17,302
Goldman Sachs	600,000	EUR	FRCPXTOB	Fixed 1.960%	Mar 2012	-	(25,709)	(25,709)
Goldman Sachs	5,000,000	GBP	6 month LIBOR	Fixed 5.000%	Mar 2013	29,494	(152,300)	(122,806)
Goldman Sachs	5,200,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2013	(78,215)	22,069	(56,146)
Goldman Sachs	3,200,000	GBP	UKRPI	Fixed 3.110%	Jan 2018	-	(344,449)	(344,449)
Goldman Sachs	2,000,000	USD	CPI-U	Fixed 2.970%	Mar 2018	-	87,146	87,146
Goldman Sachs	500,000	USD	Fixed 5.000%	3 month LIBOR	Dec 2028	(29,750)	10,749	(19,001)
Goldman Sachs	21,200,000	USD	Fixed 5.000%	3 month LIBOR	Dec 2038	(574,861)	(405,510)	(980,371)
Goldman Sachs	1,200,000	GBP	Fixed 5.000%	6 Month LIBOR	Mar 2039	(137,731)	(63,299)	(201,030)
HSBC Bank	1,800,000	GBP	Fixed 4.250%	6 Month LIBOR	Jun 2036	-	149,671	149,671
			6 Month BBR-
JPMorgan Chase Bank	2,800,000	AUD	BBSW	Fixed 6.500%	Jan 2010	(981)	(7,592)	(8,573)
JPMorgan Chase Bank	4,100,000	EUR	FRCPXTOB	Fixed 2.095%	Oct 2011	-	(71,982)	(71,982)
JPMorgan Chase Bank	2,000,000	EUR	FRCPXTOB	Fixed 2.028%	Oct 2011	-	(45,010)	(45,010)
JPMorgan Chase Bank	4,900,000	EUR	FRCPXTOB	Fixed 1.970%	Dec 2011	-	(170,858)	(170,858)
JPMorgan Chase Bank	1,900,000	EUR	FRCPXTOB	Fixed 2.353%	Oct 2016	-	(27,799)	(27,799)
Merrill Lynch Capital Services, Inc.	6,800,000	USD	3 Month LIBOR	Fixed 4.000%	Jun 2010	(27,472)	69,664	42,192
Merrill Lynch Capital Services, Inc.	14,889,987	BRL	CDI	Fixed 12.540%	Jan 2012	(77,607)	(327,294)	(404,901)
Merrill Lynch Capital Services, Inc.	6,900,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2023	27,232	(278,912)	(251,680)
Merrill Lynch Capital Services, Inc.	4,400,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2018	(137,600)	(30,762)	(168,362)
Merrill Lynch International	5,900,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	(193,370)	(79,469)	(272,839)
Morgan Stanley Capital Services, Inc.	3,300,000,000	JPY	6 Month LIBOR	Fixed 1.000%	Mar 2009	(27,844)	20,647	(7,197)
			6 Month BBR-
Morgan Stanley Capital Services, Inc.	16,000,000	AUD	BBSW	Fixed 7.000%	Dec 2009	8,590	84,645	93,235
Morgan Stanley Capital Services, Inc.	14,100,000	GBP	6 Month LIBOR	Fixed 5.000%	Dec 2009	(36,713)	(5,353)	(42,066)
Morgan Stanley Capital Services, Inc.	10,400,000	EUR	6 Month EURIBOR	Fixed 4.500%	Mar 2010	(3,938)	(57,581)	(61,519)
Morgan Stanley Capital Services, Inc.	1,718,075	BRL	CDI	Fixed 12.540%	Jan 2012	(6,977)	(39,742)	(46,719)
Morgan Stanley Capital Services, Inc.	6,029,500	BRL	CDI	Fixed 10.115%	Jan 2012	(132,099)	(354,288)	(486,387)
Morgan Stanley Capital Services, Inc.	2,300,000	USD	3 Month LIBOR	Fixed 4.000%	Dec 2013	(42,964)	27,583	(15,381)
				6 Month BBR-
Morgan Stanley Capital Services, Inc.	2,000,000	AUD	Fixed 6.750%	BBSW	Dec 2017	694	(46,265)	(45,571)
Morgan Stanley Capital Services, Inc.	2,000,000	USD	CPURNSA	Fixed 2.980%	Mar 2018	-	83,702	83,702
Morgan Stanley Capital Services, Inc.	5,100,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2028	30,855	(224,663)	(193,808)

Morgan Stanley Capital Services, Inc.	900,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	(57,877)	16,257	(41,620)
Morgan Stanley Capital Services, Inc.	4,200,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2013	(65,523)	23,038	(42,485)
			6 Month BBR-
Royal Bank of Canada	1,800,000	AUD	BBSW	Fixed 6.500%	Jan 2010	(1,166)	(4,346)	(5,512)
The Royal Bank of Scotland PLC	3,200,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	(220,872)	72,892	(147,980)
The Royal Bank of Scotland PLC	28,600,000	USD	3 Month LIBOR	Fixed 4.000%	Jun 2010	(120,621)	298,075	177,454
The Royal Bank of Scotland PLC	8,500,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2010	(150,844)	109,694	(41,150)
The Royal Bank of Scotland PLC	1,900,000	EUR	FRCPXTOB	Fixed 1.955%	Mar 2012	-	(78,400)	(78,400)
The Royal Bank of Scotland PLC	1,200,000	EUR	FRCPXTOB	Fixed 1.950%	Mar 2012	-	(50,216)	(50,216)
The Royal Bank of Scotland PLC	6,100,000	GBP	UKRPI	Fixed 3.183%	Dec 2017	4,131	(572,219)	(568,088)
The Royal Bank of Scotland PLC	1,900,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2023	(24,225)	(45,078)	(69,303)
The Royal Bank of Scotland PLC	1,300,000	GBP	UKRPI	Fixed 3.440%	Sep 2027	-	(239,479)	(239,479)
UBS AG	2,700,000	EUR	FRCPXTOB	Fixed 2.146%	Oct 2010	-	(12,406)	(12,406)
UBS AG	2,000,000	EUR	Fixed 2.275%	FRCPXTOB	Oct 2016	-	(35,781)	(35,781)
UBS AG	2,000,000	EUR	FRCPXTOB	Fixed 2.350%	Oct 2016		(35,781)	(35,781)

						($2,094,841)	($8,861,357)	($10,956,198)

Spectrum Income
JPMorgan Chase Bank	830,000,000	KRW	3M KW-CDC	Fixed 5.290%	Jun 2012	-	($2,146)	($2,146)
JPMorgan Chase Bank	232,000,000	KRW	3M KW-CDC	Fixed 5.055%	Jun 2012	-	(2,189)	(2,189)
JPMorgan Chase Bank	608,000,000	KRW	3M KW-CDC	Fixed 5.200%	Jun 2012	-	(3,248)	(3,248)
JPMorgan Chase Bank	608,000,000	KRW	3M KW-CDC	Fixed 5.180%	Jun 2012	-	(3,588)	(3,588)

						-	($11,171)	($11,171)

Total Return
Bank of America N.A.	23,000,000	USD	3 Month LIBOR	Fixed 4.000%	Dec 2010	$449,190	($225,963)	$223,227
Bank of America N.A.	10,400,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2028	127,342	(522,559)	(395,217)
Bank of America N.A.	20,300,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	572,235	(1,510,986)	(938,751)
Barclays Bank PLC	14,200,000	GBP	6 Month LIBOR	Fixed 6.000%	Dec 2008	10,698	(37,418)	(26,720)
Barclays Bank PLC	8,000,000	GBP	6 Month LIBOR	Fixed 6.000%	Mar 2009	28,595	(40,433)	(11,838)
Barclays Bank PLC	8,500,000	GBP	6 Month LIBOR	Fixed 5.000%	Jun 2009	(93,654)	(40,698)	(134,352)
Barclays Bank PLC	7,884,723	BRL	CDI	Fixed 11.360%	Jan 2010	-	(175,876)	(175,876)
Barclays Bank PLC	4,800,000	EUR	FRCPXTOB	Fixed 2.103%	Oct 2010	-	(37,980)	(37,980)
Barclays Bank PLC	5,400,000	USD	3 Month LIBOR	Fixed 4.000%	Dec 2010	6,318	5,220	11,538
Barclays Bank PLC	700,000	EUR	FRCPXTOB	Fixed 1.960%	Apr 2012	-	(28,557)	(28,557)
Barclays Bank PLC	1,800,000	GBP	Fixed 4.000%	6 Month LIBOR	Dec 2036			269,580

						204,722	64,858
BNP Paribas	8,400,000	USD	3 Month LIBOR	Fixed 0.710%	Sep 2009	1,241	(86,474)	(85,233)
BNP Paribas	1,100,000	EUR	FRCPXTOB	Fixed 2.090%	Oct 2010	-	(9,004)	(9,004)
BNP Paribas	16,500,000	USD	3 Month LIBOR	Fixed 0.763%	Feb 2014	1,299	(168,397)	(167,098)
BNP Paribas	4,400,000	EUR	6 Month EUIBOR	Fixed 4.500%	Mar 2014	(66,113)	34,816	(31,297)
Citibank N.A.	6,600,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	100,207	(405,417)	(305,210)
Credit Suisse International	1,700,000	GBP	6 Month LIBOR	Fixed 5.000%	Jun 2009	(14,838)	(11,422)	(26,260)
Deutsche Bank AG	8,500,000	GBP	6 Month LIBOR	Fixed 6.000%	Dec 2008	6,859	(22,853)	(15,994)
Deutsche Bank AG	16,700,000	USD	3 Month LIBOR	Fixed 4.000%	Dec 2010	275,439	(113,357)	162,082
Deutsche Bank AG	4,100,000	AUD	6 Month BBSW	Fixed 7.000%	Mar 2013	26,212	57,097	83,309
Deutsche Bank AG	5,600,000	AUD	Fixed 6.500%	6 Month BBSW	Mar 2018	(38,951)	(2,151)	(41,102)
Deutsche Bank AG	3,700,000	GBP	Fixed 4.000%	6 month LIBOR	Dec 2036	995,531	(441,395)	554,136
Goldman Sachs	1,300,000	GBP	6 Month LIBOR	Fixed 5.250%	Mar 2014	(253)	18,559	18,306
Goldman Sachs	30,700,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2018	(1,010,543)	(164,165)	(1,174,708)
HSBC Bank	365,512	BRL	CDI	Fixed 14.765%	Jan 2012	4,667	(941)	3,726
HSBC Bank	4,400,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2013	44,572	(89,121)	(44,549)
HSBC Bank	2,900,000	GBP	6 Month LIBOR	Fixed 5.1%	Sep 2013	(7,201)	(236)	(7,437)
HSBC Bank	3,200,000	GBP	Fixed 4.000%	6 Month LIBOR	Dec 2036	480,107	(854)	479,253
Merrill Lynch Capital Services, Inc.	2,721,102	BRL	CDI	Fixed 12.948%	Jan 2010	2,958	(5,102)	(2,144)
Merrill Lynch Capital Services, Inc.	7,219,359	BRL	CDI	Fixed 11.430%	Jan 2010	-	(154,111)	(154,111)
Merrill Lynch Capital Services, Inc.	23,800,000	USD	3 Month LIBOR	Fixed 4.000%	Dec 2010	94,626	136,365	230,991
Merrill Lynch Capital Services, Inc.	6,391,007	BRL	CDI	Fixed 11.980%	Jan 2012	-	(243,066)	(243,066)
Merrill Lynch Capital Services, Inc.	1,200,968	BRL	CDI	Fixed 14.765%	Jan 2012	9,540	2,702	12,242
Merrill Lynch Capital Services, Inc.	800,000	GBP	Fixed 4.000%	6 Month LIBOR	Dec 2035	-	20,594	20,594
Merrill Lynch Capital Services, Inc.	5,900,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	121,511	(394,350)	(272,839)
Morgan Stanley Capital Services, Inc.	4,180,489	BRL	CDI	Fixed 12.670%	Jan 2010	(5,469)	(29,761)	(35,230)
Morgan Stanley Capital Services, Inc.	6,660,802	BRL	CDI	Fixed 12.780%	Jan 2010	2,649	(24,592)	(21,943)
Morgan Stanley Capital Services, Inc.	25,000,000	USD	3 Month LIBOR	Fixed 4.000%	Jun 2010	(67,125)	222,243	155,118
Morgan Stanley Capital Services, Inc.	2,400,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2028	(24,000)	(67,204)	(91,204)
Morgan Stanley Capital Services, Inc.	6,600,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	135,036	(440,246)	(305,210)
Royal Bank of Canada	7,400,000	GBP	6 Month LIBOR	Fixed 6.000%	Mar 2009	28,265	(39,216)	(10,951)
The Royal Bank of Scotland PLC	34,000,000	USD	3 Month LIBOR	Fixed 4.000%	Jun 2010	(79,730)	290,690	210,960
The Royal Bank of Scotland PLC	22,600,000	USD	3 Month LIBOR	Fixed 4.000%	Dec 2010	137,025	82,319	219,344
The Royal Bank of Scotland PLC	1,900,000	EUR	FRCPXTOB	Fixed 1.955%	Mar 2012	-	(78,400)	(78,400)

The Royal Bank of Scotland PLC	3,000,000	EUR	FRCPXTOB	Fixed 1.950%	Mar 2012	-	(125,539)	(125,539)
The Royal Bank of Scotland PLC	3,000,000	GBP	6 Month LIBOR	Fixed 5.250%	Mar 2014	(2,338)	44,582	42,244
The Royal Bank of Scotland PLC	3,600,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2028	25,488	(162,294)	(136,806)
The Royal Bank of Scotland PLC	4,900,000	GBP	Fixed 4.000%	6 Month LIBOR	Dec 2036	703,071	30,771	733,842
The Royal Bank of Scotland PLC	3,900,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	88,168	(268,519)	(180,351)
UBS AG	4,198,194	BRL	CDI	Fixed 12.410%	Jan 2010	(6,816)	(28,884)	(35,700)
			3 Month BBR-
UBS AG	4,000,000	AUD	BBSW	Fixed 7.500%	Mar 2010	(11,159)	55,138	43,979
			3 Month BBR-
UBS AG	70,500,000	AUD	BBSW	Fixed 7.000%	Jun 2010	221,181	264,757	485,938
UBS AG	1,100,000	EUR	FRCPXTOB	Fixed 2.146%	Oct 2010	-	(5,054)	(5,054)
			6 Month BBR-
UBS AG	25,100,000	AUD	BBSW	Fixed 7.500%	Mar 2011	106,228	393,066	499,294
UBS AG	7,779,030	BRL	CDI	Fixed 10.575%	Jan 2012	(170,361)	(367,600)	(537,961)
UBS AG	7,101,378	BRL	CDI	Fixed 12.540%	Jan 2012	(5,546)	(187,560)	(193,106)

						$3,406,883	($5,033,978)	($1,627,095)

The Portfolios had the following credit default swap contracts open at September 30, 2008:

								Unamortized
								Upfront
								Payment	Unrealized
			Notional		Buy/Sell	(Pay)/Received	Termination	Made	Appreciation
Portfolio	Counterparty	Issuer	Amount	Currency	Protection †	Fixed Rate	Date	(Received)	(Depreciation)	Market Value

Global Bond
	Bank of America N.A.	Rio Tinto Alcan, Inc.	1,200,000	USD	Buy	(0.290)%	Mar 2011	-	($235)	($235)
	Bank of America N.A.	CNA Financial Corporation	4,000,000	USD	Buy	(0.940)%	Dec 2014	-	107,025	107,025
	Bank of America N.A.	Computer Sciences Corporation	3,000,000	USD	Buy	(0.970)%	Mar 2018	-	(76,437)	(76,437)
	Bank of America N.A.	GMAC LLC	900,000	USD	Sell	8.850%	Mar 2009	-	(250,046)	(250,046)
	Bank of America N.A.	Federated Department Stores, Inc.	300,000	USD	Buy	(0.190)%	Sep 2009	-	3,947	3,947
	Bank of America N.A.	Consumers Energy Company	700,000	USD	Buy	(0.090)%	Mar 2012	-	35,823	35,823
	Bank of America N.A.	Ford Motor Credit Company LLC	1,500,000	USD	Sell	3.950%	Dec 2012	-	(650,369)	(650,369)
	Bank of America N.A.	Marsh & McLennan Companies, Inc.	3,000,000	USD	Buy	(0.990)%	Sep 2015	-	(52,712)	(52,712)
	Bank of America N.A.	ProLogis	2,000,000	USD	Buy	(1.480)%	Dec 2015	-	353,927	353,927
	Bank of America N.A.	Autozone, Inc.	1,500,000	USD	Buy	(0.600)%	Jun 2017	-	46,945	46,945
	Bank of America N.A.	CDX.NA.IG.8	16,000,000	USD	Buy	(0.600)%	Jun 2017	$211,863	914,081	1,125,944
	Bank of America N.A.	Nordstrom, Inc.	3,000,000	USD	Buy	(1.120)%	Mar 2018	-	84,214	84,214
	Bank of America N.A.	Spectra Energy Capital, LLC	3,000,000	USD	Buy	(1.180)%	Jun 2018	-	40,013	40,013
	Bank of America N.A.	Starwood Hotels & Resorts Worldwide, Inc.	3,000,000	USD	Buy	(1.490)%	Jun 2018	-	260,268	260,268

Barclays Bank PLC	Deutsche Bank Aktiengesellschaft	2,500,000	USD	Buy	(0.760)%	Sep 2013	-	81,924	81,924
Barclays Bank PLC	Sealed Air Corporation	3,000,000	USD	Buy	(1.035)%	Sep 2013	-	88,552	88,552
Barclays Bank PLC	Citigroup Inc.	9,000,000	USD	Buy	(0.870)%	Jun 2018	-	1,059,670	1,059,670
Barclays Bank PLC	Morgan Stanley	4,300,000	USD	Buy	(1.800)%	Sep 2018	-	1,211,881	1,211,881
Barclays Bank PLC	SLM Corporation	100,000	USD	Sell	3.100%	Dec 2008	-	(2,771)	(2,771)
Barclays Bank PLC	SLM Corporation	1,600,000	USD	Sell	4.000%	Mar 2009	-	(90,707)	(90,707)
Barclays Bank PLC	General Electric Capital Corporation	500,000	USD	Sell	0.750%	Jun 2010	-	(45,440)	(45,440)
Barclays Bank PLC	National Grid PLC	1,700,000	USD	Buy	(0.2075)%	Jun 2011	-	27,562	27,562
	iTRAXX Europe SUB Financials Series 8 Version
Barclays Bank PLC	1	12,500,000	EUR	Buy	(0.700)%	Dec 2012	13,417	819,157	832,574
Barclays Bank PLC	Kingdom of Spain	33,200,000	USD	Sell	0.260%	Mar 2013	-	(163,653)	(163,653)
Barclays Bank PLC	CDX.NA.IG.10	3,900,000	USD	Buy	(1.550)%	Jun 2013	(31,512)	38,035	6,523
Barclays Bank PLC	The Goldman Sachs Group, Inc.	700,000	USD	Buy	(1.520)%	Jun 2013	-	71,380	71,380
Barclays Bank PLC	CDX.NA.IG.8	96,800,000	USD	Buy	(0.600)%	Jun 2017	3,133,604	3,806,825	6,940,429
Barclays Bank PLC	CDX.NA.IG.8	20,200,000	USD	Buy	(0.600)%	Jun 2017	239,647	1,181,857	1,421,504
Barclays Bank PLC	Citigroup Inc.	6,200,000	USD	Buy	(1.350)%	Sep 2018	-	538,848	538,848
Bear, Stearns International Ltd	Daimler Chrysler AG	300,000	USD	Buy	(0.520)%	Jun 2010	-	1,313	1,313
Bear, Stearns International Ltd	CNA Financial Corporation	900,000	USD	Buy	(0.440)%	Sep 2011	-	15,340	15,340
Bear, Stearns International Ltd	Diamond Offshore Drilling, Inc.	500,000	USD	Buy	(0.230)%	Jun 2012	-	7,728	7,728
Bear, Stearns International Ltd	Kraft Foods, Inc.	1,300,000	USD	Buy	(0.170)%	Jun 2012	-	24,209	24,209
Bear, Stearns International Ltd	NiSource Finance Corporation	400,000	USD	Buy	(0.620)%	Sep 2014	-	37,782	37,782
Bear, Stearns International Ltd	Morgan Stanley	1,000,000	USD	Buy	(0.285)%	Dec 2015	-	325,852	325,852
Bear, Stearns International Ltd	Goldman Sachs Group, Inc.	1,100,000	USD	Buy	(0.330)%	Mar 2016	-	209,512	209,512
Bear, Stearns International Ltd	Loews Corporation	400,000	USD	Buy	(0.330)%	Mar 2016	-	7,050	7,050
Bear, Stearns International Ltd	Ryder System, Inc.	1,100,000	USD	Buy	(0.460)%	Dec 2016	-	79,598	79,598
Bear, Stearns International Ltd	Sprint Nextel Corporation	1,400,000	USD	Buy	(1.125)%	Dec 2016	-	203,281	203,281
BNP Paribas Securities Corp.	JP Morgan Chase & Co.	2,700,000	USD	Buy	(0.737)%	Mar 2018	-	122,858	122,858
BNP Paribas Securities Corp.	The Bear Stearns Companies, Inc.	5,900,000	USD	Buy	(2.180)%	Mar 2018	-	(366,385)	(366,385)
BNP Paribas Securities Corp.	Lehman Brothers Holdings, Inc.	2,100,000	USD	Buy	(1.550)%	Jun 2018	-	1,765,379	1,765,379
Citibank N.A.	General Electric Capital Corporation	1,900,000	USD	Sell	0.950%	Sep 2009	-	(89,391)	(89,391)
Citibank N.A.	The Goldman Sachs Group, Inc	1,200,000	USD	Buy	(3.550)%	Sep 2013	-	37,091	37,091
Citibank N.A.	The Goldman Sachs Group, Inc.	2,800,000	USD	Buy	(1.370)%	Jun 2018	-	414,624	414,624
Citibank N.A.	GMAC LLC	700,000	USD	Sell	8.650%	Mar 2009	-	(195,356)	(195,356)
Citibank N.A.	SLM Corporation	1,800,000	USD	Sell	4.300%	Mar 2009	-	(118,349)	(118,349)
Citibank N.A.	Sara Lee Corporation	800,000	USD	Buy	(0.330)%	Sep 2011	-

								2,637	2,637
Citibank N.A.	Autozone, Inc.	800,000	USD	Buy	(0.680)%	Dec 2012	-	5,999	5,999
Citibank N.A.	Pearson PLC	3,000,000	USD	Buy	(0.570)%	Jun 2013	-	21,781	21,781
Citibank N.A.	Sealed Air Corporation	1,200,000	USD	Buy	(0.590)%	Sep 2013	-	62,195	62,195
Citibank N.A.	Valero Energy Corporation	3,000,000	USD	Buy	(1.120)%	Jun 2017	-	116,191	116,191
Citibank N.A.	Darden Restaurants, Inc.	3,000,000	USD	Buy	(1.450)%	Dec 2017	-	136,719	136,719
Credit Suisse International	GAZPROM	2,200,000	USD	Sell	1.330%	Dec 2008	-	(2,212)	(2,212)
Credit Suisse International	Russian Federation	2,000,000	USD	Sell	0.450%	Jan 2009	-	(8,740)	(8,740)
Credit Suisse International	Johnson Controls, Inc.	900,000	USD	Buy	(0.240)%	Mar 2011	-	19,659	19,659
Deutsche Bank AG	Deutsche Bank Aktiengesellschaft	4,300,000	USD	Sell	0.550%	Dec 2008	-	(9,044)	(9,044)
Deutsche Bank AG	CDX.NA.IG.10	4,000,000	USD	Sell	1.550%	Jun 2013	(55,575)	48,885	(6,690)
Deutsche Bank AG	CDX.NA.IG.10	25,900,000	USD	Buy	(1.550)%	Jun 2013	(191,735)	235,055	43,320
Deutsche Bank AG	Barclays Bank PLC	3,900,000	EUR	Buy	(4.350)%	Sep 2013	-	(18,666)	(18,666)
Deutsche Bank AG	Bellsouth Corporation	1,000,000	USD	Buy	(0.395)%	Sep 2014	-	1,071	1,071
Deutsche Bank AG	CDX.NA.IG.9	8,400,000	USD	Buy	(0.800)%	Dec 2017	298,642	141,700	440,342
Deutsche Bank AG	ABX.HE.AAA.06-2	1,000,000	USD	Sell	0.110%	May 2046	(375,169)	67,779	(307,390)
Deutsche Bank AG	VTB CAPITAL SA	2,200,000	USD	Sell	1.070%	Dec 2008	-	(18,571)	(18,571)
Deutsche Bank AG	GMAC LLC	1,500,000	USD	Sell	9.500%	Mar 2009	-	(413,824)	(413,824)
Deutsche Bank AG	SLM Corporation	3,100,000	USD	Sell	3.050%	Mar 2009	-	(197,049)	(197,049)
Deutsche Bank AG	ACE Limited	500,000	USD	Buy	(0.390)%	Jun 2014	-	8,273	8,273
Deutsche Bank AG	Tate & Lyle Public Limited Company	400,000	USD	Buy	(0.510)%	Dec 2014	-	35,321	35,321
Deutsche Bank AG	Marsh & McLennan Companies, Inc.	2,000,000	USD	Buy	(0.800)%	Sep 2015	-	(16,498)	(16,498)
Deutsche Bank AG	Nabors Industries, Inc.	3,000,000	USD	Buy	(0.630)%	Mar 2018	-	139,685	139,685
Deutsche Bank AG	iTRAXX Europe Series 9 Version 1	24,900,000	EUR	Buy	(1.750)%	Jun 2018	(2,335,108)	803,811	(1,531,297)
Deutsche Bank AG	Spectra Energy Capital, LLC	1,000,000	USD	Buy	(1.200)%	Jun 2018	-	11,922	11,922
Goldman Sachs International	CDX.NA.IG.10	12,100,000	USD	Buy	(1.550)%	Jun 2013	(94,924)	115,162	20,238
Goldman Sachs International	Berkshire Hathaway Fin.	1,500,000	USD	Sell	0.980%	Sep 2013	-	(28,218)	(28,218)
Goldman Sachs International	Morgan Stanley	1,000,000	USD	Buy	(4.750)%	Sep 2013	-	150,751	150,751
Goldman Sachs International	CDX.NA.IG.10	16,100,000	USD	Buy	(1.500)%	Jun 2018	(525,335)	496,882	(28,453)
HSBC BANK USA, N.A.	JSC “Gazprom”	3,400,000	USD	Sell	1.030%	Dec 2008	-	(3,945)	(3,945)
HSBC BANK USA, N.A.	GAZPROM	1,000,000	USD	Sell	1.500%	Jan 2009	-	(3,067)	(3,067)
JPMorgan Chase Bank	Glitnir Banki HF	900,000	USD	Buy	(0.340)%	Mar 2011	-	249,422	249,422
JPMorgan Chase Bank	Federative Republic of Brazil	4,300,000	USD	Sell	1.345%	Aug 2011	-	2,920	2,920
JPMorgan Chase Bank	CNA Financial Corporation	700,000	USD	Buy	(0.440)%	Sep 2011	-	11,931	11,931

JPMorgan Chase Bank	Health Care Property Investors, Inc.	300,000	USD	Buy	(0.610)%	Sep 2011	-	23,354	23,354
Merrill Lynch International	Xerox Corporation	1,300,000	USD	Buy	(0.130)%	Jan 2009	-	3,866	3,866
Merrill Lynch International	Boston Scientific Corporation	1,000,000	USD	Buy	(0.510)%	Jun 2011	-	29,947	29,947
Merrill Lynch International	Federative Republic of Brazil	6,300,000	USD	Sell	1.340%	Aug 2011	-	3,385	3,385
Merrill Lynch International	International Lease Finance Corporation	1,100,000	USD	Buy	(0.130)%	Mar 2012	-	264,856	264,856
Merrill Lynch International	Meadwestvaco Corporation	1,500,000	USD	Buy	(0.580)%	Jun 2012	-	48,352	48,352
Merrill Lynch International	Exelon Corporation	1,000,000	USD	Buy	(0.520)%	Jun 2015	-	115,512	115,512
Morgan Stanley Capital Services Inc.	GAZPROM	1,200,000	USD	Sell	1.320%	Dec 2008	-	(1,268)	(1,268)
Morgan Stanley Capital Services Inc.	GAZPROM	1,000,000	USD	Sell	1.330%	Dec 2008	-	(1,005)	(1,005)
Morgan Stanley Capital Services Inc.	Russia	2,000,000	USD	Sell	0.460%	Jan 2009	-	(8,626)	(8,626)
Morgan Stanley Capital Services Inc.	JSC “Gazprom”	900,000	USD	Sell	1.710%	Apr 2009	-	(1,700)	(1,700)
Morgan Stanley Capital Services Inc.	Republic of Turkey	100,000	USD	Buy	(2.700)%	Sep 2010	-	(3,215)	(3,215)
Morgan Stanley Capital Services Inc.	Viacom, Inc.	300,000	USD	Buy	(0.640)%	Jun 2011	-	4,644	4,644
Morgan Stanley Capital Services Inc.	Federative Republic of Brazil	6,600,000	USD	Sell	1.380%	Aug 2011	-	11,026	11,026
Morgan Stanley Capital Services Inc.	Alcoa, Inc.	3,000,000	USD	Buy	(0.850)%	Mar 2012	-	42,112	42,112
Morgan Stanley Capital Services Inc.	Lockheed Martin Corporation	1,100,000	USD	Buy	(0.089)%	Jun 2012	-	5,764	5,764
Morgan Stanley Capital Services Inc.	Progress Energy, Inc.	1,000,000	USD	Buy	(0.105)%	Jun 2012	-	9,986	9,986
Morgan Stanley Capital Services Inc.	Masco Corporation	300,000	USD	Buy	(0.580)%	Sep 2012	-	21,222	21,222
Morgan Stanley Capital Services Inc.	CDX.NA.IG.10	4,900,000	USD	Buy	(1.550)%	Jun 2013	(29,301)	37,497	8,196
Morgan Stanley Capital Services Inc.	Simon Property Group, L.P.	3,000,000	USD	Buy	(0.885)%	Jun 2018	-	136,821	136,821
Morgan Stanley Capital Services Inc.	Spectra Energy Capital, LLC	1,000,000	USD	Buy	(1.150)%	Jun 2018	-	15,624	15,624
RBC Dominion	Daimler Chrysler AG	1,000,000	USD	Buy	(0.350)%	Jun 2009	-	1,159	1,159
RBC Dominion	JP Morgan Chase & Co	900,000	USD	Buy	(0.310)%	Mar 2016	-	85,424	85,424
The Royal Bank of Scotland PLC	Landsbanki Islands HF.	1,000,000	USD	Buy	(0.330)%	Sep 2009	-	127,081	127,081
The Royal Bank of Scotland PLC	Canadian Natural Resources Limited	1,100,000	USD	Buy	(0.191)%	Sep 2011	-	33,258	33,258
The Royal Bank of Scotland PLC	CVS Corporation	300,000	USD	Buy	(0.240)%	Sep 2011	-	1,237	1,237
The Royal Bank of Scotland PLC	Daimler Chrysler AG	400,000	USD	Buy	(0.620)%	Sep 2011	-	4,149	4,149
The Royal Bank of Scotland PLC	Kaupthing Banki HF.	1,000,000	USD	Buy	(0.490)%	Dec 2011	-	287,438	287,438
The Royal Bank of Scotland PLC	GATX Corporation	3,000,000	USD	Buy	(0.605)%	Mar 2012	-	95,798	95,798
The Royal Bank of Scotland PLC	Glitnir Banki HF.	1,100,000	USD	Buy	(0.290)%	Mar 2012	-	351,268	351,268
The Royal Bank of Scotland PLC	Autozone, Inc.	3,000,000	USD	Buy	(0.920)%	Jun 2013	-	(6,878)	(6,878)
The Royal Bank of Scotland PLC	Morgan Stanley	1,200,000	USD	Buy	(1.850)%	Jun 2013	-	271,026	271,026
The Royal Bank of Scotland PLC	Radioshack Corporation	4,000,000	USD	Buy	(1.430)%	Jun 2013	-	49,587	49,587

The Royal Bank of Scotland PLC	Morgan Stanley	1,100,000	USD	Buy	(0.295)%	Dec 2015	-	358,030	358,030
The Royal Bank of Scotland PLC	The Cleveland Electric Illuminating Company	3,000,000	USD	Buy	(0.940)%	Jun 2017	-	(9,738)	(9,738)
The Royal Bank of Scotland PLC	American General Finance Corporation	3,000,000	USD	Buy	(1.820)%	Dec 2017	-	1,264,680	1,264,680
The Royal Bank of Scotland PLC	The Bear Stearns Companies, Inc.	900,000	USD	Buy	(2.223)%	Mar 2018	-	(58,773)	(58,773)
UBS AG	Boston Scientific Corporation	1,600,000	USD	Buy	(2.060)%	Jun 2016	-	(34,739)	(34,739)
UBS AG	JP Morgan Chase & Co.	1,800,000	USD	Buy	(0.730)%	Mar 2018	-	82,845	82,845
UBS AG	Amgen, Inc.	6,000,000	USD	Buy	(1.000)%	Jun 2018	-	(135,491)	(135,491)
Wachovia Capital Market, Inc.	Global Santa Fe Corporation	700,000	USD	Buy	(0.520)%	Jun 2012	-	(4,142)	(4,142)

							$258,514	$17,608,990	$17,867,504

Investment Quality Bond
Goldman Sachs	Macy's, Inc.	1,750,000	USD	Buy	(2.700)%	Sep 2013	-	($34,069)	($34,069)

							-	($34,069)	($34,069)

Real Return Bond
Bank of America N.A.	Ace Limited	1,200,000	USD	Buy	(0.500)%	May 2008	-	$26,016	$26,016
Bank of America N.A.	CDX.NA.HY.8	2,970,000	USD	Buy	(2.750)%	Jun 2012	$55,402	239,795	295,197
Bank of America N.A.	CDX.NA.IG.8	2,700,000	USD	Buy	(0.350)%	Jun 2012	29,164	113,911	143,075
Bank of America N.A.	CDX.NA.XO.8	100,000	USD	Buy	(1.400)%	Jun 2012	3,184	9,164	12,348
Bank of America N.A.	Xstrata Canada Corporation	1,300,000	USD	Buy	(0.910)%	Jun 2012	-	3,499	3,499
Bank of America N.A.	GMAC LLC	700,000	USD	Sell	7.000%	Sep 2012	-	(340,097)	(340,097)
Bank of America N.A.	UST, Inc.	1,900,000	USD	Buy	(0.340)%	Sep 2012	-	1,635	1,635
Bank of America N.A.	Autozone, Inc.	3,600,000	USD	Buy	(0.620)%	Dec 2012	-	35,368	35,368
Bank of America N.A.	Masco Corporation	3,300,000	USD	Buy	(0.870)%	Dec 2012	-	213,498	213,498
Bank of America N.A.	Merrill Lynch & Co., Inc.	1,300,000	USD	Buy	(0.950)%	Dec 2012	-	149,310	149,310
Bank of America N.A.	Liberty Mutual Group, Inc.	900,000	USD	Buy	(1.390)%	Mar 2014	-	37,061	37,061
Bank of America N.A.	Spectra Energy Capital, LLC.	1,300,000	USD	Buy	(0.830)%	Sep 2014	-	28,956	28,956
Bank of America N.A.	Xstrata Canada Corporation	3,900,000	USD	Buy	(1.100)%	Jun 2015	-	15,271	15,271
Bank of America N.A.	Marsh & McLennan Companies, Inc.	1,000,000	USD	Buy	(0.830)%	Sep 2015	-	(8,000)	(8,000)
Bank of America N.A.	Marriott International, Inc.	5,000,000	USD	Buy	(1.730)%	Jun 2017	-	265,714	265,714
Bank of America N.A.	Nordstrom, Inc.	1,000,000	USD	Buy	(0.990)%	Mar 2018	-	40,106	40,106
Bank of America N.A.	YUM! Brands, Inc	3,000,000	USD	Buy	(1.245)%	Mar 2018	-	6,994	6,994
Bank of America N.A.	Baxter International, Inc.	1,100,000	USD	Buy	(0.310)%	Jun 2018	-	3,158	3,158
Bank of America N.A.	Starwood Hotels & Resorts Worldwide, Inc.	1,000,000	USD	Buy	(1.490)%	Jun 2018	-	90,563	90,563
Barclays Bank PLC	Republic of Panama	2,600,000	USD	Sell	0.300%	Dec 2008	-	(1,201)	(1,201)

Barclays Bank PLC	Republic of Peru	1,300,000	USD	Sell	0.350%	Dec 2008	-	1,156	1,156
Barclays Bank PLC	Russian Federation	1,300,000	USD	Sell	0.330%	Dec 2008	-	(4,449)	(4,449)
Barclays Bank PLC	Ukraine	1,300,000	USD	Sell	0.780%	Dec 2008	-	(9,966)	(9,966)
Barclays Bank PLC	CDX.NA.HY.8	4,455,000	USD	Buy	(2.750)%	Jun 2012	149,610	325,175	474,785
Barclays Bank PLC	Ford Motor Credit Company LLC	500,000	USD	Sell	3.800%	Sep 2012	-	(214,944)	(214,944)
Barclays Bank PLC	GMAC LLC	200,000	USD	Sell	3.050%	Sep 2012	-	(106,662)	(106,662)
Barclays Bank PLC	General Electric Capital Corporation	800,000	USD	Sell	1.010%	Mar 2013	-	(129,871)	(129,871)
Barclays Bank PLC	CDX.NA.IG.10	6,900,000	USD	Buy	(1.550)%	Jun 2013	(38,820)	77,686	38,866
Barclays Bank PLC	Rexam PLC	1,000,000	USD	Buy	(1.450)%	Jun 2013	-	14,153	14,153
Barclays Bank PLC	Alcoa, Inc.	2,000,000	USD	Buy	(1.200)%	Sep 2013	-	24,972	24,972
Barclays Bank PLC	Everest Reinsurance Holdings, Inc.	1,000,000	USD	Buy	(0.535)%	Dec 2014	-	28,343	28,343
Barclays Bank PLC	The Black & Decker Corporation	1,000,000	USD	Buy	(1.180)%	Dec 2014	-	1,878	1,878
Barclays Bank PLC	CDX.NA.IG.9	2,200,000	USD	Buy	(6.550)%	Dec 2017	-	490,753	490,753
Barclays Bank PLC	CDX.NA.IG.9	4,800,000	USD	Buy	(0.800)%	Dec 2017	63,063	198,361	261,424
Barclays Bank PLC	Genworth Financial, Inc.	700,000	USD	Buy	(0.960)%	Jun 2018	-	234,993	234,993
Barclays Bank PLC	Genworth Financial, Inc.	1,000,000	USD	Buy	(0.830)%	Jun 2018	-	341,651	341,651
Bear Stearns	CDX.NA.HY.8	6,930,000	USD	Buy	(2.750)%	Jun 2012	180,594	557,960	738,554
Bear Stearns	CDX.NA.HY.9	1,782,000	USD	Buy	(3.750)%	Dec 2012	26,588	169,375	195,963
BNP Paribas	General Electric Capital Corporation	400,000	USD	Sell	1.100%	Dec 2009	-	(25,849)	(25,849)
BNP Paribas	Lehman Brothers Holdings, Inc.	300,000	USD	Sell	1.120%	Sep 2012	-	(251,661)	(251,661)
BNP Paribas	Federal National Mortgage Association	1,000,000	USD	Sell	1.4014%	Mar 2013	-	(34,572)	(34,572)
BNP Paribas	International Lease Finance Corporation	800,000	USD	Buy	(1.600)%	Dec 2013	-	175,030	175,030
BNP Paribas	The Bear Stearns Companies, Inc.	3,000,000	USD	Buy	(0.810)%	Dec 2017	-	123,738	123,738
BNP Paribas	The Bear Stearns Companies, Inc.	1,000,000	USD	Buy	(2.180)%	Mar 2018	-	(56,656)	(56,656)
Citibank N.A	The Bear Stearns Companies, Inc.	1,400,000	USD	Sell	0.720%	Sep 2012	-	(31,644)	(31,644)
Citibank N.A	Omnicom Group, Inc.	1,250,000	USD	Buy	(0.940)%	Jun 2016	-	(18,474)	(18,474)
Citibank N.A	Masco Corporation	1,200,000	USD	Buy	(1.910)%	Dec 2016	-	44,810	44,810
Citibank N.A	Wachovia Bank N.A.	2,000,000	USD	Buy	(2.325)%	Jun 2017	-	91,067	91,067
Citibank N.A	Goldman Sachs Group, Inc.	2,000,000	USD	Buy	(1.130)%	Mar 2018	-	368,682	368,682
Citibank N.A	Merrill Lynch & Co., Inc.	600,000	USD	Buy	(1.380)%	Jun 2018	-	86,120	86,120
Credit Suisse International	JSC “Gazprom”	1,000,000	USD	Sell	1.000%	Nov 2008	-	286	286
Credit Suisse International	Chesapeake Energy Corporation	150,000	USD	Sell	2.100%	Sep 2013	-	(7,937)	(7,937)
Credit Suisse International	Chesapeake Energy Corporation	450,000	USD	Sell	2.100%	Sep 2013	-	(25,659)	(25,659)

Credit Suisse International	The Bear Stearns Companies, Inc.	1,200,000	USD	Buy	(0.760)%	Dec 2017	-	53,737	53,737
Deutsche Bank AG	Republic of Indonesia	2,700,000	USD	Sell	0.510%	Dec 2008	-	4,098	4,098
Deutsche Bank AG	Russian Federation	1,300,000	USD	Sell	0.325%	Dec 2008	-	(4,482)	(4,482)
Deutsche Bank AG	Ukraine	1,300,000	USD	Sell	0.790%	Dec 2008	-	(9,900)	(9,900)
Deutsche Bank AG	Masco Corporation	1,500,000	USD	Buy	(0.840)%	Dec 2012	-	98,739	98,739
Deutsche Bank AG	CDX.NA.IG.10	48,100,000	USD	Buy	(1.550)%	Jun 2013	(388,729)	665,935	277,206
Deutsche Bank AG	Marsh & McLennan Companies, Inc.	2,000,000	USD	Buy	(0.600)%	Sep 2015	-	11,517	11,517
Deutsche Bank AG	Home Depot, Inc.	1,250,000	USD	Buy	(1.565)%	Mar 2016	-	3,504	3,504
Deutsche Bank AG	Cardinal Health, Inc.	1,500,000	USD	Buy	(0.590)%	Jun 2017	-	12,542	12,542
Deutsche Bank AG	Home Depot, Inc.	1,000,000	USD	Buy	(2.100)%	Sep 2017	-	16,724	16,724
Deutsche Bank AG	The Bear Stearns Companies, Inc.	1,000,000	USD	Buy	(0.870)%	Mar 2018	-	37,705	37,705
Deutsche Bank AG	Genworth Financial, Inc.	100,000	USD	Buy	(0.980)%	Jun 2018	-	33,479	33,479
Deutsche Bank AG	Spectra Energy Capital, LLC.	1,000,000	USD	Buy	(0.670)%	Jun 2018	-	29,136	29,136
Deutsche Bank AG	Alcoa, Inc.	2,000,000	USD	Buy	(1.270)%	Sep 2018	-	60,833	60,833
Goldman Sachs	GMAC LLC	1,200,000	USD	Sell	3.050%	Sep 2012	-	(639,974)	(639,974)
Goldman Sachs	Nordstrom, Inc.	1,900,000	USD	Buy	(0.270)%	Sep 2012	-	71,763	71,763
Goldman Sachs	Nordstrom, Inc.	7,300,000	USD	Buy	(0.260)%	Sep 2012	-	278,369	278,369
Goldman Sachs	Autozone, Inc.	1,800,000	USD	Buy	(0.380)%	Dec 2012	-	34,387	34,387
Goldman Sachs	Kohl's Corporation	1,800,000	USD	Buy	(0.590)%	Dec 2012	-	38,317	38,317
Goldman Sachs	Nordstrom, Inc.	1,800,000	USD	Buy	(0.360)%	Dec 2012	-	69,169	69,169
Goldman Sachs	The Bear Stearns Companies, Inc.	800,000	USD	Buy	(1.780)%	Dec 2012	-	(12,824)	(12,824)
Goldman Sachs	The TJX Companies, Inc.	1,800,000	USD	Buy	(0.380)%	Dec 2012	-	9,407	9,407
Goldman Sachs	CDX.NA.IG.10	61,300,000	USD	Buy	(1.550)%	Jun 2013	479,157	(624,722)	(145,565)
Goldman Sachs	Bank of America N.A.	1,000,000	USD	Buy	(2.910)%	Mar 2018	-	28,299	28,299
Goldman Sachs	Telecom Italia Spa	800,000	USD	Buy	(1.550)%	Jun 2018	-	51,903	51,903
Goldman Sachs	The Travelers Companies, Inc.	1,200,000	USD	Buy	(0.590)%	Jun 2018	-	39,521	39,521
Goldman Sachs	Alcoa, Inc.	2,000,000	USD	Buy	(1.320)%	Sep 2018	-	53,639	53,639
JP Morgan Chase Bank	Qwest Capital Funding, Inc.	1,000,000	USD	Buy	(3.250)%	Sep 2009	-	3,139	3,139
Merrill Lynch Capital Services, Inc.	CDX.NA.HY.8	3,564,000	USD	Buy	(2.750)%	Jun 2012	75,580	304,248	379,828
Merrill Lynch Capital Services, Inc.	CDX.NA.HY.9	800,000	USD	Sell	6.510%	Dec 2012	-	12,772	12,772
Merrill Lynch Capital Services, Inc.	CDX.NA.HY.9	600,000	USD	Sell	6.690%	Dec 2012	-	13,546	13,546
Merrill Lynch Capital Services, Inc.	CDX.NA.IG.9	26,900,000	USD	Buy	(0.600)%	Dec 2012	(62,765)	1,229,754	1,166,989
Merrill Lynch Capital Services, Inc.	CDX.NA.IG.10	7,700,000	USD	Buy	(1.550)%	Jun 2013	(32,885)	75,602	42,717

Morgan Stanley Capital Services, Inc.	Target Corporation	1,000,000	USD	Buy	(1.200)%	Mar 2008	-	(34,067)	(34,067)
Morgan Stanley Capital Services, Inc.	CDX.NA.HY.8	1,999,800	USD	Buy	(2.750)%	Jun 2012	66,524	132,242	198,766
Morgan Stanley Capital Services, Inc.	GMAC LLC	600,000	USD	Sell	6.850%	Jun 2012	-	(292,554)	(292,554)
Morgan Stanley Capital Services, Inc.	Ford Motor Credit Company LLC	900,000	USD	Sell	3.800%	Sep 2012	-	(386,899)	(386,899)
Morgan Stanley Capital Services, Inc.	The Goldman Sachs Group, Inc.	200,000	USD	Sell	0.750%	Sep 2012	-	(23,626)	(23,626)
Morgan Stanley Capital Services, Inc.	Staples, Inc.	1,100,000	USD	Buy	(0.530)%	Dec 2012	-	35,184	35,184
Morgan Stanley Capital Services, Inc.	The Black & Decker Corporation	1,100,000	USD	Buy	(0.490)%	Dec 2012	-	25,715	25,715
Morgan Stanley Capital Services, Inc.	The Sherwin-Williams Company	1,100,000	USD	Buy	(0.290)%	Dec 2012	-	18,329	18,329
Morgan Stanley Capital Services, Inc.	V.F. Corporation	1,100,000	USD	Buy	(0.250)%	Dec 2012	-	20,674	20,674
Morgan Stanley Capital Services, Inc.	Whirlpool Corporation	1,100,000	USD	Buy	(0.490)%	Dec 2012	-	22,769	22,769
Morgan Stanley Capital Services, Inc.	CDX.NA.IG.10	19,900,000	USD	Buy	(1.550)%	Jun 2013	(104,324)	137,609	33,285
Morgan Stanley Capital Services, Inc.	Pearson PLC	2,500,000	USD	Buy	(0.750)%	Jun 2014	-	9,262	9,262
Morgan Stanley Capital Services, Inc.	American Electric Power Company, Inc.	600,000	USD	Buy	(0.470)%	Jun 2015	-	5,284	5,284
Morgan Stanley Capital Services, Inc.	CDX.NA.IG.9	6,200,000	USD	Buy	(0.800)%	Dec 2017	114,685	222,988	337,673
Morgan Stanley Capital Services, Inc.	Prologis	1,300,000	USD	Buy	(1.320)%	Jun 2018	-	282,484	282,484
Morgan Stanley Capital Services, Inc.	Simon Property Group, L.P.	2,500,000	USD	Buy	(0.885)%	Jun 2018	-	119,670	119,670
Morgan Stanley Capital Services, Inc.	CMBX.NA.AAA.3	2,400,000	USD	Sell	0.080%	Dec 2049	(401,165)	158,350	(242,815)
The Royal Bank of Scotland PLC	General Electric Capital Corporation	400,000	USD	Sell	1.100%	Sep 2009	-	(22,643)	(22,643)
The Royal Bank of Scotland PLC	Firstenergy Corp.	1,000,000	USD	Buy	(0.500)%	Dec 2011	-	4,109	4,109
The Royal Bank of Scotland PLC	Lehman Brothers Holdings, Inc.	700,000	USD	Sell	0.660%	Sep 2012	-	(588,972)	(588,972)
The Royal Bank of Scotland PLC	Simon Property Group, L.P.	600,000	USD	Buy	(1.010)%	Dec 2015	-	20,225	20,225
The Royal Bank of Scotland PLC	Macy's, Inc	1,000,000	USD	Buy	(2.111)%	Dec 2016	-	15,110	15,110
UBS AG	CDX.NA.HY.8	6,930,000	USD	Buy	(2.750)%	Jun 2012	240,559	448,234	688,793
UBS AG	GMAC LLC	1,100,000	USD	Buy	(4.850)%	Sep 2012	-	563,150	563,150
UBS AG	Merrill Lynch & Co., Inc.	700,000	USD	Buy	(0.920)%	Dec 2012	-	81,108	81,108
UBS AG	Dominion Resources, Inc.	1,000,000	USD	Buy	(0.590)%	Mar 2014	-	523	523

							$455,422	$6,392,706	$6,848,128

Spectrum Income
JPMorgan Chase Bank	Compagnie De St. Gobain	60,000	EUR	Buy	(0.240)%	Jun 2012	-	($5,621)	($5,621)
JPMorgan Chase Bank	Holcim, Ltd.	60,000	EUR	Buy	(0.240)%	Jun 2012	-	5,708	5,708
JPMorgan Chase Bank	Kelda Group PLC	50,000	EUR	Buy	(0.240)%	Jun 2012	-	2,180	2,180
JPMorgan Chase Bank	HALYK Bank	130,000	USD	Sell	2.750%	Dec 2012	-	(33,238)	(33,238)
JPMorgan Chase Bank	Republic of Ukraine	250,000	USD	Sell	2.410%	Dec 2012	-	(37,082)	(37,082)

	JPMorgan Chase Bank	Rentokil Initial PLC	50,000	EUR	Buy	(2.581)%	Mar 2013	-	2,023	2,023
	JPMorgan Chase Bank	United Utilities	100,000	EUR	Buy	(0.950)%	Mar 2013	-	(418)	(418)
	JPMorgan Chase Bank	Electrolux AB	75,000	EUR	Buy	(1.180)%	Jun 2013	-	435	435

								-	($66,013)	($66,013)

Total Return
	Bank of America N.A.	General Motors Corporation	800,000	USD	Sell	4.500%	Dec 2012	-	($429,710)	($429,710)
	Barclays Bank PLC	SLM Corporation	300,000	USD	Sell	5.100%	Jun 2009	-	(28,188)	(28,188)
	Barclays Bank PLC	General Electric Capital Corporation	1,600,000	USD	Sell	0.770%	Jun 2010	-	(145,224)	(145,224)
	Barclays Bank PLC	General Electric Capital Corporation	1,800,000	USD	Sell	1.020%	Sep 2010	-	(172,492)	(172,492)
	Barclays Bank PLC	General Electric Capital Corporation	300,000	USD	Sell	0.935%	Dec 2010	-	(31,817)	(31,817)
	Barclays Bank PLC	United Mexican States	1,000,000	USD	Sell	0.390%	Jan 2012	-	(24,413)	(24,413)
	Barclays Bank PLC	Ford Motor Credit Company LLC	2,500,000	USD	Sell	4.150%	Sep 2012	-	(1,062,553)	(1,062,553)
	Barclays Bank PLC	Ford Motor Credit Company LLC	500,000	USD	Sell	5.800%	Sep 2012	-	(198,301)	(198,301)
	Barclays Bank PLC	GMAC LLC	2,500,000	USD	Sell	3.650%	Sep 2012	-	(1,318,046)	(1,318,046)
	Barclays Bank PLC	GMAC LLC	1,900,000	USD	Sell	4.800%	Sep 2012	-	(976,130)	(976,130)
	Barclays Bank PLC	American International Group, Inc.	700,000	USD	Sell	1.670%	Mar 2013	-	(241,851)	(241,851)
	Barclays Bank PLC	Federal Home Loan Mortgage Corporation	4,500,000	USD	Sell	0.720%	Mar 2013	-	(112,500)	(112,500)
	Barclays Bank PLC	CDX.EM.9	2,800,000	USD	Sell	2.650%	Jun 2013	($3,191)	(71,904)	(75,095)
	Barclays Bank PLC	CDX.NA.IG.10	4,400,000	USD	Buy	(1.550)%	Jun 2013	(22,630)	49,100	26,470
	BNP Paribas	General Electric Capital Corporation	1,200,000	USD	Sell	0.940%	Dec 2010	-	(127,156)	(127,156)
	BNP Paribas	General Motors Corporation	100,000	USD	Sell	4.800%	Dec 2012	-	(53,219)	(53,219)
	Citibank N.A.	General Electric Capital Corporation	900,000	USD	Sell	0.750%	Mar 2009	-	(27,087)	(27,087)
	Citibank N.A.	Lehman Brothers Holdings, Inc.	400,000	USD	Sell	8.250%	Sep 2009	-	(338,000)	(338,000)
	Citibank N.A.	General Electric Capital Corporation	200,000	USD	Sell	1.100%	Mar 2010	-	(15,355)	(15,355)
	Citibank N.A.	General Electric Capital Corporation	100,000	USD	Sell	1.150%	Mar 2010	-	(7,612)	(7,612)
	Citibank N.A.	General Electric Capital Corporation	500,000	USD	Sell	1.120%	Dec 2010	-	(51,304)	(51,304)
	Citibank N.A.	CDX.NA.HY.8	8,446,059	USD	Sell	0.355%	Jun 2012	-	(325,014)	(325,014)
	Citibank N.A.	CDX.NA.HY.8	4,968,270	USD	Sell	0.360%	Jun 2012	-	(190,417)	(190,417)
	Citibank N.A.	CDX.NA.HY.8	2,086,673	USD	Sell	0.401%	Jun 2012	-	(77,331)	(77,331)
	Citibank N.A.	CDX.NA.HY.8	900,000	USD	Sell	2.144%	Jun 2012	-	(71,644)	(71,644)
	Citibank N.A.	CDX.NA.HY.8	500,000	USD	Sell	2.179%	Jun 2012	-	(39,216)	(39,216)
	Citibank N.A.	GMAC LLC	1,000,000	USD	Sell	3.720%	Sep 2012	-	(526,399)	(526,399)
	Credit Suisse International	GAZPROM	1,000,000	USD	Sell	1.000%	Nov 2008

							-	(3,437)	(3,437)
Deutsche Bank AG	General Electric Capital Corporation	200,000	USD	Sell	1.100%	Mar 2009	-	(5,700)	(5,700)
Deutsche Bank AG	General Electric Capital Corporation	1,900,000	USD	Sell	1.070%	Sep 2010	-	(180,472)	(180,472)
Deutsche Bank AG	General Electric Capital Corporation	500,000	USD	Sell	0.950%	Dec 2010	-	(52,889)	(52,889)
Deutsche Bank AG	General Electric Capital Corporation	700,000	USD	Sell	1.500%	Sep 2011	-	(82,077)	(82,077)
Deutsche Bank AG	Ford Motor Credit Company LLC	1,100,000	USD	Sell	5.650%	Sep 2012	-	(439,105)	(439,105)
Deutsche Bank AG	GMAC LLC	1,400,000	USD	Sell	4.000%	Sep 2012	-	(732,368)	(732,368)
Deutsche Bank AG	CDX.NA.IG.9	12,600,000	USD	Sell	0.705%	Dec 2012	-	142,106	142,106
Deutsche Bank AG	General Motors Corporation	500,000	USD	Sell	4.600%	Dec 2012	-	(267,744)	(267,744)
Deutsche Bank AG	Berkshire Hathaway Finance Corp.	2,000,000	USD	Sell	0.850%	Mar 2013	-	(42,635)	(42,635)
Deutsche Bank AG	General Motors Corporation	6,000,000	USD	Sell	7.700%	Mar 2013	-	(2,907,100)	(2,907,100)
Deutsche Bank AG	CDX.NA.IG.10	2,500,000	USD	Sell	0.530%	Jun 2013	-	10,781	10,781
Deutsche Bank AG	CDX.NA.HY.10	1,400,000	USD	Buy	(5.000)%	Jun 2013	95,113	42,764	137,877
Deutsche Bank AG	CDX.NA.IG.10	38,300,000	USD	Buy	(1.550)%	Jun 2013	(141,422)	371,835	230,413
Deutsche Bank AG	CDX.NA.IG.10	17,500,000	USD	Sell	1.550%	Jun 2013	(243,140)	137,860	(105,280)
Goldman Sachs	General Electric Capital Corporation	500,000	USD	Sell	0.830%	Dec 2009	-	(35,093)	(35,093)
Goldman Sachs	General Electric Capital Corporation	700,000	USD	Sell	0.900%	Dec 2010	-	(74,697)	(74,697)
Goldman Sachs	CDX.IG.10 5Y	3,100,000	USD	Sell	0.463%	Jun 2013	-	4,211	4,211
Goldman Sachs	CDX.NA.IG.10	46,300,000	USD	Buy	(1.550)%	Jun 2013	(567,149)	845,690	278,541
Goldman Sachs	CDX.NA.IG.9	1,000,000	USD	Sell	0.548%	Dec 2017	-	579	579
Goldman Sachs	CDX.NA.IG.9	1,900,000	USD	Sell	0.555%	Dec 2017	-	2,200	2,200
HSBC Bank	GAZPROM	1,900,000	USD	Sell	0.970%	Nov 2008	-	(7,003)	(7,003)
HSBC Bank	GAZPROM	4,300,000	USD	Sell	1.250%	Dec 2008	-	(21,476)	(21,476)
HSBC Bank	Ukraine	8,100,000	USD	Sell	0.730%	Apr 2009	-	(204,494)	(204,494)
HSBC Bank	United Mexican States	2,000,000	USD	Sell	0.180%	May 2009	-	1,550	1,550
HSBC Bank	Republic of Panama	1,400,000	USD	Sell	0.760%	Jan 2012	-	(42,764)	(42,764)
JP Morgan Chase Bank	Republic of Panama	700,000	USD	Sell	1.250%	Jan 2017	-	(53,173)	(53,173)
JP Morgan Chase Bank	CDX.NA.IG.9	2,200,000	USD	Sell	0.553%	Dec 2017	-	2,122	2,122
Merrill Lynch Capital Services, Inc.	GMAC LLC	4,000,000	USD	Sell	1.850%	Sep 2009	-	(1,750,092)	(1,750,092)
Merrill Lynch Capital Services, Inc.	General Electric Capital Corporation	4,500,000	USD	Sell	1.080%	Dec 2009	-	(303,338)	(303,338)
Merrill Lynch Capital Services, Inc.	CDX.NA.HY.8	2,000,000	USD	Sell	1.833%	Jun 2012	-	(180,032)	(180,032)
Merrill Lynch Capital Services, Inc.	CDX.NA.HY.8	1,000,000	USD	Sell	2.070%	Jun 2012	-	(82,082)	(82,082)
Merrill Lynch Capital Services, Inc.	Federative Republic of Brazil	1,000,000	USD	Sell	1.950%	Apr 2016	-	(10,803)	(10,803)

Morgan Stanley Capital Services, Inc.	Russian Federation	5,000,000	USD	Sell	0.305%	Dec 2008	-	(22,118)	(22,118)
Morgan Stanley Capital Services, Inc.	General Electric Capital Corporation	800,000	USD	Sell	0.950%	Jan 2009	-	(12,535)	(12,535)
Morgan Stanley Capital Services, Inc.	CDX.NA.HY.8	1,000,000	USD	Sell	2.080%	Jun 2012	-	(81,747)	(81,747)
Morgan Stanley Capital Services, Inc.	CDX.NA.HY.8	600,000	USD	Sell	2.170%	Jun 2012	-	(47,240)	(47,240)
Morgan Stanley Capital Services, Inc.	CDX.NA.IG.9	4,800,000	USD	Sell	0.963%	Dec 2012	-	15,028	15,028
Morgan Stanley Capital Services, Inc.	General Motors Corporation	200,000	USD	Sell	4.630%	Dec 2012	-	(106,998)	(106,998)
Morgan Stanley Capital Services, Inc.	GAZPROM	100,000	USD	Sell	2.180%	Feb 2013	-	(7,762)	(7,762)
Morgan Stanley Capital Services, Inc.	CDX.EM.9	1,400,000	USD	Sell	2.650%	Jun 2013	2,037	(39,584)	(37,547)
Morgan Stanley Capital Services, Inc.	CDX.NA.IG.10	35,600,000	USD	Buy	(1.550)%	Jun 2013	(363,635)	577,805	214,170
Morgan Stanley Capital Services, Inc.	CMBX.NA.AAA.3	6,500,000	USD	Sell	0.080%	Dec 2049	(1,040,102)	382,392	(657,710)
The Royal Bank of Scotland PLC	Deutsche Bank Aktiengesellschaft	11,800,000	USD	Sell	0.550%	Dec 2008	-	(26,460)	(26,460)
The Royal Bank of Scotland PLC	General Electric Capital Corporation	600,000	USD	Sell	1.100%	Sep 2009	-	(34,128)	(34,128)
The Royal Bank of Scotland PLC	American International Group, Inc.	5,200,000	USD	Sell	1.958%	Mar 2013	-	(1,757,663)	(1,757,663)
The Royal Bank of Scotland PLC	Bank of America Corporation	4,000,000	USD	Sell	0.820%	Mar 2013	-	(114,469)	(114,469)
UBS AG	GAZPROM	1,000,000	USD	Sell	2.180%	Feb 2013	-	(77,624)	(77,624)

							($2,284,119)	($13,883,762)	($16,167,881)

† If the Fund is a Seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will pay to the Buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

The Portfolios had the following interest rate caps and floors open at September 30, 2008:

									Unamortized
				Pay/Receive					Upfront	Unrealized
		Notional		Floating			Strike	Termination	Payment Made	Appreciation	Market
Portfolio	Counterparty	Amount	Currency	Rate	Floating Rate Index	Cap/Floor	Rate	Date	(Received)	(Depreciation)	Value

Global Bond
	Merrill Lynch Capital Services, Inc.	8,000,000	USD	Receive *	USD-CMM30-FNMA rate	Cap	5.500%	May 2009	$36,128	($224,448)	($188,320)

									$36,128	($224,448)	($188,320)

Total Return
					10/2-Year CMS EUR-ISDA EURIBOR rate
	JP Morgan Chase	4,500,000	EUR	Pay	spread	Floor	(0.750%)	Dec 2008	($65,245)	$77,941	$12,696
	Merrill Lynch Capital Services, Inc.	5,700,000	USD	Receive *	USD-CMM30-FNMA rate	Cap	5.000%	Feb 2009	389,814	(252,922)	136,891
	Merrill Lynch Capital Services, Inc.	6,900,000	USD	Receive *	USD-CMM30-FNMA rate	Cap	5.500%	May 2009	31,160	(193,586)	(162,426)

									$355,729	($368,568)	($12,839)

* The Fund will receive payment if the floating rate index is above the strike rate. If the floating rate index is below the strike rate, the Fund will pay the counterparty.

28-Day Mexico Interbank TIIE
Banxico	Tasa de Interes Interbancario de Equilibrio
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
CBK	Canada Bankers Acceptance
CD KSDA	Korea Securities Dealers Association
CDI	Brazil Interbank Deposit Rate
CMS	Constant Maturity Swap
CPI-U	Non-revised Consumer Price Index - Urban
CPTFEMU	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index
FRCPXTOB	French CPI Ex Tobacco Daily Reference Index
STIBOR	Stockholm Interbank Offered Rate

Currency symbols are defined as follows:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
ERU	European Currency
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
SEK	Swedish Krona
USD	U.S. Dollar

Forward Foreign Currency Contracts All Portfolios, with the exception of Lifestyle Portfolios, may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Portfolio position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts include net gains or losses realized by a Portfolio on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amounts are determined using forward foreign currency exchange rates supplied by a quotation service. The Portfolios could be exposed to additional risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

At September 30, 2008, certain Portfolios entered into forward foreign currency contracts, which contractually obligate the Portfolios to deliver currencies at future dates. Open forward foreign currency contracts at September 30, 2008, were as follows:

				Unrealized
		Principal Amount		Appreciation
Portfolio	Currency	Covered by Contract	Settlement Date	(Depreciation)

Core Allocation Plus	Buys

	Euro	63,000	12/19/08	($244)
	South Korean Won	27,282,000	1/16/09	(1,477)

				($1,721)

	Sells

	Brazilian Real	47,509	12/17/08	$5,013
	South Korean Won	219,172	1/16/09	26,571

				$31,584

Global Allocation	Buys

	Euro	2,445,000	12/1/08	($28,159)
	Euro	1,030,000	12/1/08	(155,909)
	Euro	5,985,000	12/1/08	(715,649)
	Japanese Yen	2,817,200,000	12/1/08	(843,903)
	Japanese Yen	203,200,000	12/1/08	67,009
	Pound Sterling	1,190,000	12/1/08	(96,833)
	Pound Sterling	1,470,000	12/1/08	25,544
	Pound Sterling	940,000	12/1/08	(167,309)
	Singapore Dollar	5,265,000	12/1/08	(229,508)
	Swedish Krona	9,060,000	12/1/08	(30,055)
	Swedish Krona	80,980,000	12/1/08	(1,841,572)
	Swiss Franc	11,710,000	12/1/08	(911,638)

				($4,927,982)

	Sells

	Australian Dollar	1,862,441	12/1/08	$294,867
	Canadian Dollar	2,118,816	12/1/08	150,979
	Euro	29,328,082	12/1/08	2,769,640
	Euro	3,668,226	12/1/08	279,589
	Japanese Yen	2,445,000	12/1/08	(65,033)
	Japanese Yen	1,470,000	12/1/08	(44,759)
	Japanese Yen	2,574,687	12/1/08	7,048
	Japanese Yen	2,681,520	12/1/08	25,669
	Pound Sterling	13,519,120	12/1/08	1,155,665
	Swedish Krona	1,595,304	12/1/08	210,031
	Swiss Franc	1,190,000	12/1/08	54,911
	Swiss Franc	1,668,274	12/1/08	150,958
	Swiss Franc	1,297,451	12/1/08	30,783

				$5,020,348

Global Bond	Buys

	Australian Dollar	1,640,000	10/3/08	($80,350)
	Australian Dollar	569,000	10/3/08	(24,268)
	Australian Dollar	1,346,000	10/9/08	(8,246)
	Australian Dollar	1,225,000	10/9/08	(7,236)
	Australian Dollar	569,000	10/30/08	1,887
	Brazilian Real	2,872,100	10/2/08	(30,672)
	Brazilian Real	8,154,465	12/2/08	(150,347)
	Brazilian Real	19,654,808	12/2/08	(1,166,693)
	Brazilian Real	7,502	6/2/09	(166)
	Canadian Dollar	447,000	10/3/08	(12,302)
	Canadian Dollar	5,600,000	10/3/08	(159,259)
	Chilean Peso	57,900,000	12/10/08	(15,040)
	Chilean Peso	102,553,000	5/6/09	(32,096)
	Chinese Yuan Renminbi	22,156,875	11/13/08	(32,184)

Chinese Yuan Renminbi	9,197,120	3/2/09	17,416
Chinese Yuan Renminbi	33,421,943	5/6/09	(285,894)
Chinese Yuan Renminbi	53,088,727	5/6/09	(452,613)
Chinese Yuan Renminbi	11,855,852	5/6/09	(75,378)
Chinese Yuan Renminbi	23,993,176	5/6/09	(186,120)
Chinese Yuan Renminbi	10,667,313	5/6/09	(84,967)
Chinese Yuan Renminbi	3,657,575	7/15/09	(39,812)
Chinese Yuan Renminbi	10,303,900	5/17/10	(178,658)
Chinese Yuan Renminbi	11,612,440	5/17/10	(195,266)
Euro	1,994,000	10/3/08	26,750
Euro	20,906,000	10/3/08	(680,483)
Euro	156,965,000	10/3/08	(8,668,903)
Euro	154,504,000	10/16/08	422,718
Hong Kong Dollar	164,840	10/17/08	33
Hong Kong Dollar	77,586	1/16/09	8
Hungarian Forint	567,060	11/19/08	(268)
Indian Rupee	29,612,920	11/12/08	(61,584)
Indian Rupee	49,238,403	11/12/08	(164,198)
Indian Rupee	124,812,900	11/12/08	(420,012)
Indian Rupee	163,754,302	11/12/08	(550,494)
Japanese Yen	2,040,413,000	10/3/08	(28,905)
Japanese Yen	29,647,054,000	10/20/08	5,170,543
Japanese Yen	83,668,980	10/20/08	(8,390)
Japanese Yen	225,541,000	10/20/08	(30,090)
Japanese Yen	51,807,000	11/5/08	(982)
Malaysian Ringgit	17,219,269	11/12/08	(482,968)
Malaysian Ringgit	27,034,800	11/12/08	(777,673)
Malaysian Ringgit	29,420,134	11/12/08	(854,758)
Mexican Peso	146,535	11/19/08	(762)
Mexican Peso	96,000	11/19/08	(400)
Mexican Peso	96,000	11/19/08	(396)
Mexican Peso	490,061	11/19/08	(1,624)
Mexican Peso	828,596	5/19/09	(2,212)
Philippine Peso	40,000,000	11/12/08	(54,784)
Philippine Peso	40,000,000	11/12/08	(47,863)
Philippine Peso	9,300,000	2/6/09	(9,093)
Philippine Peso	4,500,000	2/6/09	(5,796)
Philippine Peso	11,130,000	2/6/09	(11,454)
Philippine Peso	15,648,500	2/6/09	(11,559)
Philippine Peso	3,500,000	2/6/09	(4,419)
Philippine Peso	12,500,000	2/6/09	(13,445)
Philippine Peso	3,400,000	2/6/09	(4,345)
Philippine Peso	2,300,000	12/24/10	(6,404)
Pound Sterling	300,000	10/3/08	(17,136)
Pound Sterling	1,133,000	10/3/08	(82,047)
Pound Sterling	339,000	10/3/08	(24,119)
Pound Sterling	13,765,000	11/3/08	(487,156)
Singapore Dollar	121,870	10/6/08	(3,516)
Singapore Dollar	544,000	10/6/08	(17,183)
Singapore Dollar	310,000	10/6/08	(11,157)
Singapore Dollar	2,010,000	10/6/08	(67,961)

Singapore Dollar	580,000	10/6/08	(18,168)
Singapore Dollar	3,565,870	11/12/08	(11,600)
Singapore Dollar	923,848	11/21/08	(35,839)
Singapore Dollar	954,494	11/21/08	(31,360)
Singapore Dollar	957,460	11/21/08	(32,403)
Singapore Dollar	2,827,563	11/21/08	(40,386)
Singapore Dollar	924,188	11/21/08	(35,602)
South African Rand	1,071,000	12/10/08	341
South Korean Won	1,065,120,705	2/9/09	(146,262)
Swedish Krona	33,752,000	10/6/08	(219,862)
Taiwan Dollar	21,597,993	2/9/09	(31,787)
Taiwan Dollar	9,600,000	2/9/09	(15,084)
Taiwan Dollar	15,400,000	2/9/09	(20,846)
Taiwan Dollar	9,600,000	2/9/09	(14,878)
Taiwan Dollar	4,900,000	2/9/09	(7,626)

			($11,854,113)

Sells

Australian Dollar	81,342	10/3/08	$2,317
Australian Dollar	19,828,955	10/16/08	1,588,748
Australian Dollar	472,839	10/30/08	23,491
Brazilian Real	1,591,191	10/2/08	81,863
Brazilian Real	577,000	12/2/08	31,920
Brazilian Real	136,000	12/2/08	4,039
Brazilian Real	3,073,500	12/2/08	107,361
Brazilian Real	4,411,000	12/2/08	223,598
Brazilian Real	4,067	12/2/08	165
Brazilian Real	2,545,000	12/2/08	91,805
Brazilian Real	4,435,000	12/2/08	256,342
Canadian Dollar	938,896	10/3/08	10,482
Chinese Yuan Renminbi	1,312,187	3/2/09	(17,229)
Chinese Yuan Renminbi	1,543,000	5/6/09	32,785
Danish Krone	1,470,350	12/9/08	28,709
Euro	4,414,390	10/3/08	114,968
Euro	30,179,762	10/3/08	1,419,809
Euro	216,922,890	10/3/08	(587,166)
Euro	2,818,709	10/3/08	112,917
Euro	3,203,100	11/3/08	26,488
Hong Kong Dollar	10,000	10/17/08	(9)
Indian Rupee	1,071,000	11/12/08	58,335
Indian Rupee	1,150,000	11/12/08	65,086
Indian Rupee	5,563,000	11/12/08	392,453
Japanese Yen	2,199,650	10/3/08	13,650
Japanese Yen	17,156,613	10/3/08	157,685
Japanese Yen	704,003	10/20/08	(4,520)
Japanese Yen	19,323,923	11/5/08	38,673
Malaysian Ringgit	2,940,000	11/12/08	166,079
Malaysian Ringgit	2,900,000	11/12/08	73,714
Malaysian Ringgit	4,391,000	11/12/08	(38,517)

	Malaysian Ringgit	853,279	11/12/08	47,952
	Malaysian Ringgit	1,555,000	11/12/08	4,593
	Malaysian Ringgit	2,953,000	11/12/08	72,312
	Mexican Peso	77,744	11/19/08	2,396
	New Zealand Dollar	252,256	10/9/08	11,078
	Philippine Peso	196,000	11/12/08	3,973
	Philippine Peso	47,589	12/24/10	2,609
	Polish Zloty	8,419	5/6/09	600
	Pound Sterling	55,884	10/3/08	770
	Pound Sterling	7,876,322	10/3/08	336,458
	Singapore Dollar	2,491,646	10/6/08	9,919
	Singapore Dollar	386,000	11/12/08	825
	Singapore Dollar	2,940,000	11/21/08	172,173
	Singapore Dollar	1,992,000	11/21/08	29,430
	South African Rand	98,000	12/10/08	3,070
	South Korean Won	98,000	11/4/08	5,150
	South Korean Won	910,000	2/9/09	104,448
	Taiwan Dollar	1,670,000	2/9/09	51,873

				$5,335,670

Global Real Estate	Buys

	Japanese Yen	385,000,000	10/31/08	($4,367)
	Pound Sterling	1,586,000	10/31/08	(3,773)

				($8,140)

	Sells

	Australian Dollar	73,044,383	10/31/08	$4,101,448
	Brazilian Real	746,309	10/31/08	29,802
	Canadian Dollar	8,133,851	10/31/08	239,152
	Euro	42,648,871	10/31/08	1,704,069
	Indian Rupee	374,827	10/31/08	5,058
	Japanese Yen	96,597,354	10/31/08	33,676
	Norwegian Krone	322,386	10/31/08	13,985
	Pound Sterling	55,351,345	10/31/08	2,198,516
	Singapore Dollar	17,134,198	10/31/08	197,083
	Swedish Krona	3,402,881	10/31/08	165,242

				$8,688,031

High Income	Buys

	Pound Sterling	630,000	1/22/09	($25,684)

				($25,684)

	Sells

	Canadian Dollar	2,708,861	1/22/09	($14,749)
	Pound Sterling	1,147,734	1/22/09	25,684

				$10,935

Income & Value	Buys

	Brazilian Real	230,000	12/11/08	($4,827)
	Colombian Peso	261,267,735	11/18/08	(6,625)
	Euro	200,000	10/20/08	3,687
	Euro	125,623	10/29/08	1,163
	Japanese Yen	57,374,625	10/20/08	16,100
	Japanese Yen	28,453,050	10/22/08	(3,094)
	Mexican Peso	800,000	11/24/08	(2,195)

				$4,209

	Sells

	Brazilian Real	125,272	12/11/08	$5,950
	Colombian Peso	137,491	11/18/08	18,988
	Euro	296,580	10/20/08	14,519
	Japanese Yen	115,000	10/20/08	(463)
	Mexican Peso	77,723	11/24/08	5,060
	Pound Sterling	186,402	10/20/08	8,402
	Pound Sterling	28,453,050	10/22/08	4,488
	Pound Sterling	125,623	10/29/08	(1,946)

				$54,998

International Core	Buys

	Euro	3,832,072	11/21/08	($464,940)
	Euro	3,803,019	11/21/08	(62,372)
	Hong Kong Dollar	8,734,935	11/21/08	5,945
	Hong Kong Dollar	8,999,630	11/21/08	6,072
	Hong Kong Dollar	8,734,935	11/21/08	5,894
	Japanese Yen	1,730,522,921	11/21/08	615,292
	Japanese Yen	1,730,522,921	11/21/08	611,320
	Japanese Yen	1,730,522,921	11/21/08	622,655
	Japanese Yen	1,730,522,921	11/21/08	615,925
	New Zealand Dollar	3,296,601	11/21/08	(128,605)
	New Zealand Dollar	3,296,601	11/21/08	(124,702)
	New Zealand Dollar	3,396,498	11/21/08	(131,537)
	Pound Sterling	2,865,868	11/21/08	(439,865)
	Swedish Krona	92,668,511	11/21/08	(1,083,221)
	Swedish Krona	92,668,511	11/21/08	(1,111,644)
	Swedish Krona	92,668,511	11/21/08	(1,109,076)
	Swedish Krona	92,668,511	11/21/08	(1,095,357)
	Swiss Franc	25,645,354	11/21/08	(409,828)
	Swiss Franc	25,645,354	11/21/08	(404,516)
	Swiss Franc	26,422,486	11/21/08	(422,028)

				($4,504,588)

	Sells

	Australian Dollar	10,972,200	11/21/08	$946,747
	Australian Dollar	11,299,974	11/21/08	970,720
	Australian Dollar	10,975,379	11/21/08	949,927
	Canadian Dollar	8,765,632	11/21/08	18,101
	Canadian Dollar	8,507,892	11/21/08	17,641
	Canadian Dollar	8,508,454	11/21/08	18,203
	Danish Krone	2,722,922	11/21/08	92,376
	Danish Krone	2,645,384	11/21/08	92,206
	Danish Krone	2,644,376	11/21/08	91,199
	Euro	10,377,658	11/21/08	357,120
	Euro	10,082,124	11/21/08	356,307
	Euro	10,070,932	11/21/08	345,115
	Japanese Yen	5,122,693	11/21/08	(25,982)
	Japanese Yen	5,056,960	11/21/08	(91,714)
	Japanese Yen	4,183,443	11/21/08	(114,157)
	Norwegian Krone	1,954,564	11/21/08	145,207
	Norwegian Krone	2,008,602	11/21/08	144,416
	Norwegian Krone	1,952,256	11/21/08	142,899
	Pound Sterling	22,639,040	11/21/08	868,475
	Pound Sterling	22,651,823	11/21/08	881,257
	Pound Sterling	23,345,216	11/21/08	914,937

				$7,121,000

International Equity Index A	Buys

	Australian Dollar	371,000	12/19/08	($17,307)
	Canadian Dollar	387,000	12/19/08	(10,422)
	Euro	1,675,000	12/19/08	(99,945)
	Hong Kong Dollar	788,000	12/19/08	23
	Japanese Yen	185,000,000	12/19/08	(6,311)
	Pound Sterling	912,000	12/19/08	(61,478)
	Swedish Krona	1,400,000	12/19/08	(10,743)

				($206,183)

International Equity Index B	Buys

	Australian Dollar	247,000	12/19/08	($11,522)
	Canadian Dollar	254,000	12/19/08	(6,840)
	Euro	1,106,000	12/19/08	(65,994)
	Hong Kong Dollar	1,766,000	12/19/08	52
	Japanese Yen	185,000,000	12/19/08	(6,312)
	Pound Sterling	798,000	12/19/08	(53,793)
	Swedish Krona	1,400,000	12/19/08	(10,743)

				($155,152)

Investment Quality Bond	Sells

	Brazilian Real	4,162,804	12/17/08	$439,197

				$439,197

Mutual Shares	Buys

	Canadian Dollar	341,979	10/27/08	($11,423)
	Canadian Dollar	594,000	10/27/08	(21,668)
	Danish Krone	899,300	10/23/08	79
	Euro	625,017	11/13/08	(26,911)
	Norwegian Krone	852,404	11/19/08	(20,896)
	Norwegian Krone	11,132,847	11/19/08	(67,124)

				($147,943)

	Sells

	Canadian Dollar	1,498,513	10/27/08	$56,134
	Canadian Dollar	861,039	10/27/08	43,331
	Danish Krone	5,203,734	10/23/08	400,721
	Danish Krone	108,799	1/23/09	4,579
	Euro	56,379,458	11/13/08	4,284,503
	Japanese Yen	2,255,380	11/19/08	24,567
	Norwegian Krone	6,461,874	11/19/08	790,883
	Norwegian Krone	1,304,818	11/19/08	124,220
	Pound Sterling	20,894,442	1/12/09	(492,607)
	Singapore Dollar	1,295,665	3/24/09	19,654
	Swedish Krona	3,157,950	3/16/09	55,782
	Swedish Krona	83,388	3/16/09	1,496
	Swiss Franc	7,565,249	2/9/09	387,069

				$5,700,332

Overseas Equity	Buys

	Canadian Dollar	1,037,670	10/3/08	($27,916)
	Canadian Dollar	3,271,316	11/5/08	11,490
	Canadian Dollar	9,187,118	11/5/08	24,014
	Euro	652,090	10/3/08	(109,819)
	Euro	4,107,467	10/24/08	(299,586)
	Euro	2,867,195	11/13/08	(82,165)
	Euro	2,853,983	11/13/08	(84,612)
	Euro	313,889	11/28/08	(20,538)
	Euro	9,190,760	12/17/08	(1,411,221)
	Japanese Yen	484,673,952	10/17/08	35,169
	Japanese Yen	916,552,914	11/19/08	46,205
	Japanese Yen	50,090,416	11/28/08	7,269
	Japanese Yen	2,425,153,783	12/4/08	301,493
	Japanese Yen	635,541,250	12/17/08	109,358

				($1,500,859)

	Sells

	Canadian Dollar	652,090	10/3/08	$52,773
	Canadian Dollar	4,107,467	10/24/08	182,197
	Canadian Dollar	3,152,742	11/5/08	72,504

	Canadian Dollar	8,800,258	11/5/08	149,762
	Chilean Peso	286,000	10/14/08	10,540
	Chilean Peso	286,000	12/12/08	8,626
	Euro	1,037,670	10/3/08	35,338
	Euro	4,254,000	11/13/08	205,110
	Euro	4,206,000	11/13/08	175,768
	Euro	50,090,416	11/28/08	(3,517)
	Euro	635,541,250	12/17/08	(64,045)
	Japanese Yen	4,632,000	10/17/08	63,355
	Japanese Yen	8,354,000	11/19/08	(327,119)
	Japanese Yen	313,889	11/28/08	(11,206)
	Japanese Yen	23,231,000	12/4/08	235,249
	Japanese Yen	9,190,760	12/17/08	(571)
	Mexican Peso	1,122,000	10/14/08	40,494
	Polish Zloty	317,000	11/10/08	38,260

				$863,518

Real Return Bond	Buys

	Brazilian Real	53,686,879	12/2/08	($254,264)
	Chinese Yuan Renminbi	11,131,250	12/9/08	(10,335)
	Chinese Yuan Renminbi	24,910,225	3/2/09	75,197
	Chinese Yuan Renminbi	31,373,250	3/2/09	109,908
	Chinese Yuan Renminbi	12,513,900	3/2/09	38,846
	Chinese Yuan Renminbi	10,124,686	7/15/09	(108,900)
	Chinese Yuan Renminbi	8,814,420	7/15/09	(77,115)
	Chinese Yuan Renminbi	11,329,920	9/8/09	(43,533)
	Chinese Yuan Renminbi	12,695,640	9/8/09	(46,272)
	Euro	2,985,049	10/3/08	(204,997)
	Euro	692,588	10/3/08	(37,122)
	Euro	7,988,854	10/3/08	(66,529)
	Euro	1,134,113	10/3/08	(69,237)
	Euro	1,087,844	10/3/08	(63,530)
	Japanese Yen	81,047,000	10/3/08	(1,148)
	Malaysian Ringgit	7,818,848	11/12/08	(154,651)
	Malaysian Ringgit	9,619,960	2/12/09	(186,054)
	Mexican Peso	767,714	11/19/08	(3,990)
	Mexican Peso	503,000	11/19/08	(2,096)
	Mexican Peso	503,000	11/19/08	(2,076)
	Mexican Peso	13,411,077	11/19/08	(44,453)
	Mexican Peso	939,024	5/19/09	(2,507)
	Philippine Peso	63,900,000	11/12/08	(76,462)
	Philippine Peso	14,800,000	2/6/09	(14,486)
	Philippine Peso	7,200,000	2/6/09	(9,274)
	Philippine Peso	17,770,000	2/6/09	(18,297)
	Philippine Peso	25,069,620	2/6/09	(18,499)
	Philippine Peso	5,600,000	2/6/09	(7,071)
	Philippine Peso	19,900,000	2/6/09	(21,420)
	Philippine Peso	5,500,000	2/6/09	(7,028)
	Philippine Peso	3,800,000	12/24/10	(10,581)

	Polish Zloty	8,181,640	5/6/09	(258,301)
	Pound Sterling	445,038	10/3/08	(25,857)
	Pound Sterling	4,201,497	10/3/08	(210,412)
	Pound Sterling	1,636,559	10/3/08	(128,142)
	Pound Sterling	1,439,354	10/3/08	(112,259)
	Pound Sterling	517,000	10/3/08	(41,016)
	Singapore Dollar	2,105,830	11/21/08	(81,693)
	Singapore Dollar	2,140,939	11/21/08	(70,341)
	Singapore Dollar	136,256	11/21/08	(1,994)
	Singapore Dollar	2,188,480	11/21/08	(74,065)
	Singapore Dollar	139,756	11/21/08	(2,000)
	Singapore Dollar	2,093,014	11/21/08	(80,629)

				($2,424,685)

	Sells

	Brazilian Real	19,236,247	12/2/08	$2,055,793
	Brazilian Real	3,100,000	12/2/08	171,377
	Brazilian Real	1,284,000	12/2/08	65,576
	Chinese Yuan Renminbi	3,863,000	3/2/09	(42,903)
	Chinese Yuan Renminbi	1,944,910	3/2/09	(28,628)
	Chinese Yuan Renminbi	4,029,000	3/2/09	(36,010)
	Euro	20,351,285	10/3/08	777,229
	Euro	9,073,332	10/16/08	(17,650)
	Japanese Yen	766,801	10/3/08	4,759
	Japanese Yen	383,914	10/20/08	6,900
	Japanese Yen	28,149,949	10/20/08	(530,696)
	Japanese Yen	148,251	10/20/08	(2,555)
	Japanese Yen	767,563	11/5/08	1,536
	Malaysian Ringgit	5,005,555	11/12/08	(54,581)
	Mexican Peso	1,381,006	11/19/08	85,577
	Mexican Peso	88,105	11/19/08	2,716
	Philippine Peso	3,535,786	11/12/08	(39,282)
	Philippine Peso	78,626	12/24/10	4,310
	Pound Sterling	14,815,189	11/3/08	288,613
	Swiss Franc	915,827	12/9/08	10,653

				$2,722,734

Spectrum Income	Buys

	Australian Dollar	604,064	11/20/08	($52,925)
	Brazilian Real	115,000	11/20/08	(6,096)
	Canadian Dollar	1,804,163	11/20/08	16,708
	Czech Koruna	5,551,983	11/20/08	(25,152)
	Danish Krone	1,570,624	11/20/08	(17,595)
	Euro	4,927,234	11/20/08	(309,277)
	Hungarian Forint	3,549,000	11/20/08	(165)
	Indonesian Rupiah	1,135,905,000	10/22/08	(2,862)
	Indonesian Rupiah	2,173,716,000	11/20/08	(4,477)
	Japanese Yen	896,775,879	11/20/08	282,746

Malaysian Ringgit	414,211	10/10/08	(6,581)
Mexican Peso	4,036,378	11/20/08	(28,687)
Norwegian Krone	12,199,539	11/20/08	(189,284)
Polish Zloty	674,229	11/20/08	(28,095)
Pound Sterling	450,221	11/20/08	(13,612)
Singapore Dollar	993,386	11/20/08	(15,327)
South African Rand	577,689	11/20/08	(3,675)
South Korean Won	2,510,808,300	11/20/08	(366,165)
Taiwan Dollar	29,003,700	2/13/09	(31,322)
Turkish Lira	557,857	11/20/08	(22,491)

			($824,334)

Sells

Australian Dollar	45,000	11/20/08	$4,209
Brazilian Real	694,816	10/27/08	22,274
Brazilian Real	4,120,000	11/20/08	627,684
Brazilian Real	205,000	1/15/09	7,127
Brazilian Real	3,320,000	2/20/09	542,481
Canadian Dollar	158,000	11/20/08	1,195
Danish Krone	33,000	11/20/08	86
Euro	1,957,898	10/7/08	211,017
Euro	1,560,730	10/27/08	149,050
Euro	1,463,170	11/20/08	50,411
Euro	3,326,991	11/20/08	121,891
Euro	1,650,518	12/15/08	(31,517)
Hungarian Forint	1,166,367	10/14/08	159,247
Hungarian Forint	1,777,550	10/16/08	267,597
Hungarian Forint	1,341,403	10/27/08	67,250
Hungarian Forint	1,723,725	11/20/08	129,908
Indonesian Rupiah	340,000	11/20/08	11,041
Japanese Yen	2,647,145	11/20/08	(109,922)
Japanese Yen	2,631,654	11/20/08	(52,345)
Malaysian Ringgit	298,000	10/10/08	16,785
Mexican Peso	745,863	11/5/08	60,768
Mexican Peso	655,024	11/12/08	43,692
Mexican Peso	159,551	11/20/08	10,109
Mexican Peso	5,151,767	11/20/08	348,042
Mexican Peso	224,312	11/21/08	14,647
New Taiwan Dollar	38,000	11/17/08	2,647
New Taiwan Dollar	35,000	2/13/09	1,020
New Turkish Lira	3,233,095	11/20/08	174,376
Polish Zloty	26,000	11/20/08	541
Pound Sterling	3,290,052	11/20/08	178,277
South African Rand	66,000	11/20/08	2,276
South Korean Won	126,000	11/20/08	11,593
Swedish Krona	191,434	11/20/08	18,279

			$3,061,736

Strategic Bond	Buys

	Russian Ruble	43,294,680	12/8/08	($9,082)
	Russian Ruble	33,649,352	12/8/08	(7,516)
	Russian Ruble	32,779,230	12/11/08	(3,848)

				($20,446)

	Sells

	Euro	922,680	12/8/08	$4,407
	Euro	709,703	12/8/08	3,937
	Euro	14,733,900	12/11/08	1,095

				$9,439

Strategic Income	Sells

	Australian Dollar	944,774	1/22/09	$53,590
	Canadian Dollar	25,857,174	1/22/09	(56,684)
	Canadian Dollar	25,773,530	1/22/09	(140,329)
	Euro	48,347,408	1/22/09	805,800
	New Zealand Dollar	23,578,610	1/22/09	841,021
	Pound Sterling	12,802,533	1/22/09	356,184

				$1,859,582

Total Return	Buys

	Australian Dollar	1,452,688	10/16/08	($99,963)
	Australian Dollar	2,248,000	10/30/08	(92,807)
	Brazilian Real	166,285,156	12/2/08	(354,398)
	Chilean Peso	433,084,250	12/10/08	(112,496)
	Chinese Yuan Renminbi	2,736,169	11/13/08	(5,630)
	Chinese Yuan Renminbi	3,668,220	11/13/08	(7,269)
	Chinese Yuan Renminbi	13,301,106	11/13/08	(27,297)
	Chinese Yuan Renminbi	2,953,650	11/13/08	(6,045)
	Chinese Yuan Renminbi	13,574,840	11/13/08	(26,543)
	Chinese Yuan Renminbi	2,737,781	11/13/08	(5,395)
	Chinese Yuan Renminbi	18,851,124	7/15/09	(190,720)
	Chinese Yuan Renminbi	58,741,867	7/15/09	(598,020)
	Chinese Yuan Renminbi	17,526,568	7/15/09	(157,998)
	Chinese Yuan Renminbi	18,563,256	7/15/09	(199,391)
	Euro	680,000	10/3/08	(44,438)
	Euro	3,680,000	10/3/08	(255,759)
	Euro	2,834,200	10/3/08	(156,447)
	Euro	16,861,700	10/3/08	64,080
	Euro	1,193,300	10/3/08	(65,379)
	Euro	2,779,900	10/3/08	(154,006)
	Euro	1,019,000	10/3/08	(66,360)
	Euro	272,000	10/3/08	(19,310)
	Euro	340,000	10/3/08	(23,582)
	Euro	3,335,900	10/3/08	(185,742)
	Indian Rupee	196,942,155	11/12/08	(409,566)

Indian Rupee	21,737,107	11/12/08	(72,488)
Indian Rupee	55,066,900	11/12/08	(185,307)
Indian Rupee	211,711,863	11/12/08	(531,404)
Indonesian Rupiah	6,311,200,000	10/29/08	4,489
Indonesian Rupiah	7,608,000,000	10/29/08	4,571
Malaysian Ringgit	1,924,365	11/12/08	(34,572)
Malaysian Ringgit	10,665,958	11/12/08	(206,609)
Malaysian Ringgit	1,918,578	11/12/08	(35,260)
Malaysian Ringgit	1,924,528	11/12/08	(33,524)
Malaysian Ringgit	1,714,550	11/12/08	(29,785)
Malaysian Ringgit	10,754,540	2/12/09	(207,997)
Philippine Peso	100,000,000	11/12/08	(136,960)
Philippine Peso	99,600,000	11/12/08	(119,180)
Philippine Peso	23,100,000	2/6/09	(22,612)
Philippine Peso	11,200,000	2/6/09	(14,426)
Philippine Peso	27,710,000	2/6/09	(28,530)
Philippine Peso	39,095,040	2/6/09	(28,862)
Philippine Peso	8,800,000	2/6/09	(11,111)
Philippine Peso	30,900,000	2/6/09	(33,241)
Philippine Peso	8,600,000	2/6/09	(10,990)
Philippine Peso	5,900,000	12/24/10	(17,495)
Pound Sterling	693,900	10/3/08	(52,780)
Pound Sterling	9,302,300	10/3/08	(720,875)
Singapore Dollar	3,708,978	11/21/08	(144,262)
Singapore Dollar	3,813,734	11/21/08	(125,690)
Singapore Dollar	6,123,087	11/21/08	(90,250)
Singapore Dollar	3,829,840	11/21/08	(130,002)
Singapore Dollar	6,277,196	11/21/08	(90,455)
Singapore Dollar	3,683,161	11/21/08	(142,261)
South African Rand	139,572	12/10/08	(639)
South African Rand	2,820,000	12/10/08	898

			($6,448,090)

Sells

Australian Dollar	1,872,359	10/3/08	$95,877
Australian Dollar	1,767,827	10/30/08	(7,454)
Brazilian Real	329,000	12/2/08	487
Brazilian Real	329,000	12/2/08	59
Brazilian Real	32,207,079	12/2/08	3,506,938
Brazilian Real	29,318,000	12/2/08	2,217,607
Brazilian Real	557,000	12/2/08	28,640
Brazilian Real	10,487,700	12/2/08	1,098,005
Brazilian Real	4,323,000	12/2/08	216,388
Euro	48,296,245	10/3/08	1,844,465
Euro	23,716,403	10/16/08	(46,134)
Indian Rupee	1,865,000	11/12/08	45,025
Philippine Peso	122,077	12/24/10	7,759
Pound Sterling	66,264,133	11/3/08	1,290,883
Singapore Dollar	768,429	11/19/08	1,509

	Singapore Dollar	768,429	11/19/08	1,509
	Singapore Dollar	768,429	11/21/08	1,713
	Singapore Dollar	768,429	11/21/08	1,365
	South African Rand	371,269	12/10/08	18,892

				$10,323,533

Utilities	Buys

	Euro	178,949	10/22/08	($10,758)
	Euro	2,930,535	10/22/08	(86,563)
	Euro	213,351	10/22/08	(7,812)
	Euro	34,993	11/20/08	(1,782)
	Pound Sterling	495,873	10/23/08	(6,404)
	Pound Sterling	76,055	10/23/08	(2,445)
	Pound Sterling	279,701	10/23/08	(8,837)

				($124,601)

	Sells

	Euro	12,472	10/22/08	$70
	Euro	339,297	10/22/08	11,201
	Euro	896,142	10/22/08	35,764
	Euro	404,079	10/22/08	16,121
	Euro	95,891	10/22/08	(662)
	Euro	16,629,941	10/22/08	617,508
	Pound Sterling	5,793,502	10/23/08	224,101
	Pound Sterling	43,485	10/23/08	1,270

				$905,373

Vista	Buys

	Australian Dollar	120,156	10/31/08	($4,751)
	Danish Krone	1,421,310	10/31/08	(9,163)
	Swiss Franc	30,340	10/31/08	(727)

				($14,641)

	Sells

	Australian Dollar	438,679	10/31/08	$3,896
	Danish Krone	620,670	10/31/08	14,166
	Danish Krone	18,520	10/31/08	824
	Swiss Franc	668,296	10/31/08	19,472

				$38,358

Forward Commitments All Portfolios, with the exception of Lifestyle Portfolios, may purchase or sell debt securities on a when issued or forward delivery basis, which means that the obligations will be delivered to the Portfolios at a future date, which may be a month or more after the date of commitment. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

In a TBA transaction, the Portfolio commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying security transactions. Securities purchased on a TBA basis are not settled until delivered to the Portfolio, normally 15 to 45 days later. In general the securities convert to a real pool at settlement.

The Portfolio may receive compensation for interest forgone in the purchase of forward delivery securities. With respect to purchase commitments, each Portfolio identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. The value of the securities underlying a forward commitment to purchase securities, and the subsequent fluctuations in their value, are taken into account when determining the Portfolio’s net asset value starting on the day the Portfolio agrees to purchase the securities. The market values of the securities purchased on a forward delivery basis are identified in the Portfolio of Investments.

Bond Forward A forward contract is a contractual agreement made directly between two parties to buy or sell an underlying asset, usually a government bond, at an agreed-upon price and date in the future. The agreed-upon date is called the settlement date. The agreed upon price, which is set at the start of the agreement, is called the forward price. The forward price is also the price at which the forward contract will settle. In a forward transaction, no cash changes hands up-front. If the transaction is collateralized, exchange of margin will take place according to an agreed-upon schedule. Otherwise, no asset of any kind changes hands until the maturity of the contract. Consequently, counterparty credit risk can accumulate over the life of the contract. However, because no cash changes hands up-front, the amount of counterparty credit risk is limited to the mark-to-market profit of the contract, rather than the contract’s full notional value. Forward contracts trade in the over-the-counter market in the same way physical bonds trade, and liquidity is typically identical to the underlying physical bond on which the forward contract is based.

The Portfolio had the following bond forward contracts open at September 30, 2008:

							Unrealized
			Principal	Settlement	Value at Trade	Value As	Appreciation
Portfolio	Description		Amount	Date	Date	6/30/08	(Depreciation)

Investment
Quality Bond

	Federal Republic of Germany 4.25% due 7/4/2018	EUR	10,000,000	10/30/08	$14,986,527	$15,214,954	$228,427
	Government of United Kingdom 5.00% due 3/17/18	GBP	8,800,000	11/21/08	16,800,947	17,122,728	321,781
	US Treasury Note 4.625% due 12/16/2008	USD	(17,000,000)	12/15/08	(18,820,932)	(18,256,919)	564,013
	US Treasury Note 4.75% due 12/16/2008	USD	(16,400,000)	12/15/08	(18,312,948)	(17,748,949)	563,999

							$1,678,220

Cost of Investment Securities for Federal Income Tax Purposes At September 30, 2008, the aggregate security unrealized appreciation and depreciation based on the cost of investment securities for U.S. federal income tax purposes were as follows:

				Net
				Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation/
Portfolio	Cost	Appreciation	(Depreciation)	(Depreciation)

500 Index	$1,956,613,729	$201,371,545	($322,022,343)	($120,650,798)
500 Index B	938,788,105	153,517,227	(199,586,613)	(46,069,386)
Active Bond	2,791,727,921	12,177,524	(267,087,374)	(254,909,850)
All Cap Core	973,319,836	14,333,460	(144,450,594)	(130,117,134)
All Cap Growth	292,942,735	11,034,187	(43,504,327)	(32,470,140)
All Cap Value	105,996,159	4,286,231	(12,155,563)	(7,869,332)
American Asset Allocation	1,019,605,713	-	(177,252,505)	(177,252,505)
American Blue Chip Income and Growth	156,784,377	-	(24,912,220)	(24,912,220)
American Bond	921,048,249	-	(87,058,244)	(87,058,244)
American Diversified Growth & Income	998,537	-	(117,603)	(117,603)

American Fundamental Holdings	642,814,465	-	(103,910,592)	(103,910,592)
American Global Diversification	721,043,720	-	(140,576,386)	(140,576,386)
American Global Growth	265,855,505	-	(70,823,848)	(70,823,848)
American Global Small Capitalization	105,798,112	-	(38,717,647)	(38,717,647)
American Growth	1,685,455,509	-	(312,520,768)	(312,520,768)
American Growth-Income	1,327,616,193	-	(225,499,051)	(225,499,051)
American High-Income Bond	50,418,255	-	(7,047,909)	(7,047,909)
American International	1,101,528,559	-	(191,529,005)	(191,529,005)
American New World	81,663,415	-	(23,024,197)	(23,024,197)
Blue Chip Growth	2,712,322,571	252,931,635	(351,452,254)	(98,520,619)
Capital Appreciation	1,102,818,182	60,797,076	(110,344,002)	(49,546,926)
Capital Appreciation Value	100,750,803	430,926	(5,580,241)	(5,149,315)
Classic Value	57,678,459	897,275	(17,925,887)	(17,028,612)
Core Allocation Plus	48,239,439	290,126	(5,322,113)	(5,031,987)
Core Bond	354,708,674	2,269,313	(9,777,431)	(7,508,118)
Core Equity	542,613,345	20,005,109	(125,912,577)	(105,907,468)
Disciplined Diversification	100,546,515	877,372	(13,635,940)	(12,758,568)
Emerging Growth	18,549,729	1,555,565	(3,701,903)	(2,146,338)
Emerging Markets Value	624,009,894	8,837,228	(179,798,512)	(170,961,284)
Emerging Small Company	159,219,942	9,791,177	(17,069,199)	(7,278,022)
Equity-Income	2,178,226,458	175,507,893	(430,298,756)	(254,790,863)
Financial Services	117,767,166	14,321,913	(24,653,440)	(10,331,527)
Floating Rate Income	563,697,050	677,544	(40,503,366)	(39,825,822)
Franklin Templeton Founding Allocation	1,660,274,597	-	(365,761,618)	(365,761,618)
Fundamental Value	1,699,473,643	188,372,468	(227,521,728)	(39,149,260)
Global	869,358,071	13,732,524	(198,585,326)	(184,852,802)
Global Allocation	286,349,589	3,549,773	(45,746,541)	(42,196,768)
Global Bond	1,870,004,809	22,675,248	(128,393,739)	(105,718,491)

Global Real Estate	759,852,186	11,666,102	(158,874,238)	(147,208,136)
Growth Equity	491,875,304	6,165,082	(80,788,408)	(74,623,326)
Health Sciences	233,344,603	25,600,314	(32,607,236)	(7,006,922)
High Income	582,053,676	2,845,118	(180,497,646)	(177,652,528)
High Yield	2,083,155,875	3,596,927	(405,729,845)	(402,132,918)
Income	536,196,745	2,812,799	(113,718,041)	(110,905,242)
Income & Value	381,847,631	19,205,291	(56,830,515)	(37,625,224)
Index Allocation	426,669,777	1,151,060	(58,419,748)	(57,268,688)
International Core	1,161,910,280	25,631,163	(232,513,701)	(206,882,538)
International Equity Index A	311,315,445	23,089,627	(57,890,901)	(34,801,274)
International Equity Index B	414,133,348	41,674,546	(70,901,911)	(29,227,365)
International Opportunities	864,562,036	12,951,860	(142,804,688)	(129,852,828)
International Small Cap	446,540,553	24,246,079	(141,302,826)	(117,056,747)
International Small Company	429,152,297	9,917,459	(130,820,449)	(120,902,990)
International Value	1,488,759,625	74,850,023	(315,243,274)	(240,393,251)
Investment Quality Bond	446,062,300	2,609,308	(32,155,944)	(29,546,636)
Large Cap	674,366,998	13,321,296	(134,542,550)	(121,221,254)
Large Cap Value	692,274,481	28,115,424	(83,156,025)	(55,040,601)
Lifestyle Aggressive	548,702,530	-	(133,813,707)	(133,813,707)
Lifestyle Balanced	11,108,065,512	-	(1,926,903,751)	(1,926,903,751)
Lifestyle Conservative	1,591,972,996	-	(145,669,369)	(145,669,369)
Lifestyle Growth	14,745,574,933	-	(2,966,545,438)	(2,966,545,438)
Lifestyle Moderate	2,719,230,509	-	(349,779,699)	(349,779,699)
Managed	1,323,087,889	14,883,855	(161,653,019)	(146,769,164)
Mid Cap Index	836,991,300	39,240,150	(163,706,461)	(124,466,311)
Mid Cap Intersection	210,713,345	6,041,373	(35,914,904)	(29,873,531)
Mid Cap Stock	962,695,752	50,326,829	(117,737,385)	(67,410,556)
Mid Cap Value	397,478,528	10,191,641	(96,308,767)	(86,117,126)

Mid Cap Value Equity	76,831,012	1,740,678	(17,774,192)	(16,033,514)
Mid Value	151,262,884	3,161,305	(22,007,846)	(18,846,541)
Mutual Shares	543,402,171	4,465,397	(102,344,660)	(97,879,263)
Natural Resources	663,600,526	56,206,860	(99,975,582)	(43,768,722)
Optimized All Cap	1,856,682,373	33,190,232	(284,295,311)	(251,105,079)
Optimized Value	780,060,544	12,076,621	(91,527,112)	(79,450,491)
Overseas Equity	526,912,193	10,178,949	(104,261,177)	(94,082,228)
Pacific Rim	121,504,902	4,487,288	(29,085,098)	(24,597,810)
Real Estate Equity	308,316,032	5,640,489	(43,143,600)	(37,503,111)
Real Estate Securities	567,984,401	31,079,580	(69,727,909)	(38,648,329)
Real Return Bond	2,190,317,080	5,719,901	(101,709,876)	(95,989,975)
Science & Technology	326,032,024	3,800,581	(70,027,436)	(66,226,855)
Short-Term Bond	225,510,831	940,267	(22,158,955)	(21,218,688)
Small Cap	44,885,571	634,613	(7,531,576)	(6,896,963)
Small Cap Growth	297,100,479	9,496,624	(23,932,312)	(14,435,688)
Small Cap Index	398,953,951	45,160,701	(73,277,014)	(28,116,313)
Small Cap Intrinsic Value	102,236,664	901,816	(41,151,040)	(40,249,224)
Small Cap Opportunities	236,043,457	14,240,013	(42,547,411)	(28,307,398)
Small Cap Value	426,700,136	31,376,949	(59,235,271)	(27,858,322)
Small Company	38,840,374	1,056,936	(4,644,837)	(3,587,901)
Small Company Growth	209,225,323	13,179,760	(35,120,635)	(21,940,875)
Small Company Value	626,200,703	147,685,436	(76,713,455)	70,971,981
Spectrum Income	1,164,371,660	14,065,375	(87,132,539)	(73,067,164)
Strategic Bond	833,983,938	1,667,447	(142,029,057)	(140,361,610)
Strategic Income	514,089,927	7,003,827	(46,867,916)	(39,864,089)
Total Bond Market A	196,096,689	1,830,784	(4,816,516)	(2,985,732)
Total Bond Market B	162,483,041	2,403,023	(4,417,930)	(2,014,907)
Total Return	3,162,501,935	11,488,617	(179,428,455)	(167,939,838)

Total Stock Market Index	374,266,956	68,353,307	(66,939,402)	1,413,905
U.S. Core	605,401,311	10,207,346	(82,152,363)	(71,945,017)
U.S. Government Securities	508,756,294	1,688,599	(38,466,352)	(36,777,753)
U.S. High Yield Bond	588,399,633	724,153	(64,629,496)	(63,905,343)
U.S. Large Cap	824,900,153	49,552,878	(139,645,495)	(90,092,617)
U.S. Multi Sector	1,013,332,769	24,304,629	(128,925,225)	(104,620,596)
Utilities	219,712,449	2,418,893	(42,637,065)	(40,218,172)
Value	256,893,231	11,081,651	(36,012,179)	(24,930,528)
Value & Restructuring	543,787,685	42,409,594	(88,239,737)	(45,830,143)
Vista	66,028,537	1,666,466	(6,291,119)	(4,624,653)

Investment in Affiliated Underlying Funds Franklin Templeton Founding Allocation Portfolio, Index Allocation Portfolio and the Lifestyle Portfolios invest primarily in affiliated underlying funds that are managed by affiliates of the Adviser. The Portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Portfolio’s investment may represent a significant portion of each underlying fund’s net assets. For the period ended September 30, 2008, the following Portfolios held 5% or more of the underlying Funds net assets:

		Percent of Underlying Funds
Portfolio	Affiliate Class NAV	Net Assets

Franklin Templeton Founding Allocation
	Global	64.0%
	Income	100.0%
	Mutual Shares	97.6%

Index Allocation
	500 Index	7.1%
	Bond Index A	58.6%
	International Equity Index A	19.1%
	Mid Cap Index	5.2%
	Small Cap Index	10.5%

Lifestyle Aggressive
	All Cap Value	8.3%
	Emerging Growth	29.7%
	Mid Cap Intersection	6.9%
	Mid Cap Value Equity	6.8%
	Small Cap	15.6%
	Small Cap Intrinsic Value	13.3%
	Small Company	12.1%
	Vista	13.2%

Lifestyle Growth
	500 Index	13.9%
	All Cap Core	62.4%
	All Cap Growth	43.6%
	Blue Chip Growth	28.8%
	Capital Appreciation	56.0%

	Core Equity	48.1%
	Emerging Markets Value	47.8%
	Equity-Income	20.3%
	Floating Rate Income	47.9%
	Fundamental Value	44.7%
	Global Bond	13.7%
	Global Real Estate	38.9%
	Growth Equity	54.8%
	High Income	29.0%
	High Yield	29.3%
	International Core	45.3%
	International Opportunities	57.3%
	International Small Cap	32.8%
	International Small Company	69.6%
	International Value	36.5%
	Large Cap	23.0%
	Large Cap Value	38.1%
	Mid Cap Index	8.3%
	Mid Cap Intersection	90.9%
	Mid Cap Stock	19.2%
	Mid Cap Value	19.4%
	Mid Cap Value Equity	93.1%
	Natural Resources	32.7%
	Overseas Equity	51.2%
	Quantitative Value	68.9%
	Real Estate Equity	48.5%
	Real Return Bond	35.7%
	Small Cap	74.7%
	Small Cap Growth	11.8%
	Small Cap Intrinsic Value	86.4%
	Small Cap Opportunities	58.3%
	Small Company Growth	34.0%
	Small Company Value	28.7%
	Spectrum Income	23.8%
	Strategic Bond	20.0%
	Strategic Income	26.1%
	Total Return	22.5%
	U.S Large Cap	33.3%
	U.S. High Yield Bond	23.8%
	U.S. Multi Sector	56.0%
	Value & Restructuring	46.2%
	Vista	86.8%

Lifestyle Balanced
	500 Index	15.7%
	Active Bond	8.4%
	All Cap Core	21.3%
	Blue Chip Growth	27.2%
	Capital Appreciation	8.6%
	Core Bond	68.5%
	Core Equity	36.7%
	Emerging Markets Value	46.2%
	Equity-Income	15.4%
	Floating Rate Income	27.7%
	Fundamental Value	17.1%
	Global Bond	20.0%
	Global Real Estate	44.1%
	Growth Equity	42.1%
	High Income	43.8%
	High Yield	49.9%
	International Core	26.4%

	International Opportunities	22.4%
	International Small Cap	25.4%
	International Small Company	27.2%
	International Value	21.0%
	Large Cap	34.9%
	Large Cap Value	43.9%
	Mid Cap Index	12.6%
	Mid Cap Stock	10.1%
	Natural Resources	25.1%
	Quantitative Value	26.4%
	Real Estate Equity	36.4%
	Real Return Bond	36.6%
	Small Company Growth	52.7%
	Small Company Value	21.6%
	Spectrum Income	45.6%
	Strategic Bond	30.8%
	Strategic Income	40.0%
	Total Return	21.7%
	U.S Large Cap	25.5%
	U.S. High Yield Bond	45.6%
	U.S. Multi Sector	32.1%
	Value & Restructuring	35.9%

Lifestyle Moderate
	Active Bond	8.4%
	Bond Index A	5.0%
	Core Bond	17.4%
	Core Equity	5.9%
	Floating Rate Income	13.6%
	Fundamental Value	5.9%
	Global Bond	10.2%
	Global Real Estate	7.4%
	High Income	21.1%
	High Yield	6.7%
	International Core	9.4%
	International Equity Index B	5.8%
	International Opportunities	6.1%
	International Value	5.5%
	Investment Quality Bond	11.6%
	Mid Cap Index	6.5%
	Overseas Equity	5.2%
	Real Estate Equity	9.4%
	Real Return Bond	6.9%
	Small Company	66.0%
	Small Company Growth	13.3%
	Spectrum Income	18.4%
	Strategic Bond	11.2%
	Strategic Income	15.2%
	Total Return	11.9%
	U.S. High Yield Bond	18.7%
	U.S. Multi Sector	8.1%
	Value & Restructuring	9.9%

Lifestyle Conservative
	Active Bond	5.7%
	Bond Index A	19.7%
	Core Bond	10.1%
	Floating Rate Income	10.8%
	Global Bond	9.5%
	Global Real Estate	9.5%
	High Income	5.8%

Investment Quality Bond	17.0%
Real Estate Equity	5.7%
Spectrum Income	12.0%
Strategic Bond	9.1%
Strategic Income	11.8%
Total Return	8.8%
U.S. Government Securities	35.9%
U.S. High Yield Bond	9.1%
Value & Restructuring	6.4%

U.S. Department of Treasury Temporary Guarantee Program for Money Market Portfolios The Trustees have approved the participation of the Money Market Portfolios in the U.S. Department of Treasury (the Treasury) Temporary Guarantee Program for Money Market Portfolios (the Program), under which the Treasury will guarantee that shareholders of the Portfolios will receive $10.00 for each share of Money Market and $1.00 for each share of Money Market B held by them as of the close of business on September 19, 2008, in the event that the Portfolios liquidate and the per share value at the time of liquidation is less than $10.00 for Money Market and $1.00 for Money Market B (a Guarantee Event). The Portfolios’ participation in the Program is not certain until its application is reviewed and accepted by the Treasury, which is expected to take some period of time.

Recovery under the Program is subject to certain conditions and limitations, including the following:

• For investors who held shares of the Portfolios on September 19, 2008, the Program provides a guarantee for the lesser of: (a) the number of shares owned by the shareholder at the close of September 19, 2008; or (b) the number of shares owned by the shareholder on the date of a Guarantee Event.

• The guarantee is not available to investors who were not Portfolio shareholders on September 19, 2008. In addition, this guarantee is not available to investors who were Portfolio shareholders on September 19, 2008 but who sold all their Portfolio shares prior to the date of a Guarantee Event.

• The total amount of coverage available for all participants in the Program is limited to the amount of funds available under the Federal Exchange Stabilization Fund at the time of a Guarantee Event (currently approximately $50 billion).

• In order to recover, a Guarantee Event must occur during the term of the Program. Recovery under the Program requires the Portfolios to liquidate.

The Program will be in effect until December 18, 2008. Participation in the Program requires a payment to the U.S. Treasury in the amount of 0.01% of the net asset value of the Portfolios as of September 19, 2008. The Secretary of the Treasury may extend the Program beyond its initial three-month term through the close of business on September 19, 2009. If the Program is extended, the Trustees will consider whether the Portfolios should continue to participate in the Program. Participation in any extension of the Program will require payment of an additional fee, although there can be no assurance that the Portfolios will elect to participate, or be eligible to participate, in any extension of the Program. The cost of participating in the Program and any extension will be borne by the Portfolios, and will not be subject to any expense limitation or reimbursement agreement.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: November 24, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: November 24, 2008